UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 54	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 183	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in three related submissions. This submission is the second of three related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The BB&T Future Annuity
The Best of America® America’s FUTURE Annuity®
America’s Future Horizon Annuity
The Best of America® America’s FUTURE Annuity® (Key)
NEA Valuebuilder Future
Waddell & Reed Advisors Select Plus AnnuitySM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). For contracts that are issued through Waddell & Reed, all inquiries and requests should be made to the Service Center by writing P.O. Box 182021, Columbus, Ohio 43213-2021, or calling 1-866-221-1100, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. No underwriting commissions have been paid by Nationwide to SDI for each of this Variable Account's last three fiscal years.
The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.

Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.829289	14.363710	3.86%	3,288
2019	12.115451	13.829289	14.15%	3,522
2018	13.202307	12.115451	-8.23%	7,381
2017	11.658706	13.202307	13.24%	7,386
2016	11.386938	11.658706	2.39%	1,601
2015	11.647565	11.386938	-2.24%	2,950
2014	11.284549	11.647565	3.22%	5,591
2013	10.178209	11.284549	10.87%	1,466
2012*	10.000000	10.178209	1.78%	6
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.880783	8.990899	1.24%	0
2019	7.677019	8.880783	15.68%	0
2018*	10.000000	7.677019	-23.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	22.124841	22.583783	2.07%	26,596
2019	18.629384	22.124841	18.76%	33,043
2018	22.205454	18.629384	-16.10%	36,894
2017	19.865193	22.205454	11.78%	46,928
2016	16.070856	19.865193	23.61%	56,150
2015	17.204617	16.070856	-6.59%	60,684
2014	15.943317	17.204617	7.91%	71,579
2013	11.694825	15.943317	36.33%	107,689
2012	9.966513	11.694825	17.34%	120,851
2011	11.011289	9.966513	-9.49%	142,980
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	15.208159	16.502928	8.51%	425,294
2019	14.098878	15.208159	7.87%	517,998
2018	14.647719	14.098878	-3.75%	570,744
2017	14.264089	14.647719	2.69%	669,805
2016	13.795265	14.264089	3.40%	765,432
2015	14.280010	13.795265	-3.39%	796,873
2014	13.956441	14.280010	2.32%	914,888
2013	15.395762	13.956441	-9.35%	1,160,886
2012	14.474697	15.395762	6.36%	1,587,569
2011	13.077251	14.474697	10.69%	1,778,312

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	35.460847	39.271663	10.75%	389,868
2019	28.883520	35.460847	22.77%	426,294
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	25.060844	31.246896	24.68%	0
2019	19.701834	25.060844	27.20%	0
2018	23.463183	19.701834	-16.03%	0
2017	18.053642	23.463183	29.96%	0
2016	19.286797	18.053642	-6.39%	0
2015	19.325250	19.286797	-0.20%	0
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.873569	29.947991	0.25%	155,386
2019	23.352719	29.873569	27.92%	195,793
2018	27.050046	23.352719	-13.67%	218,526
2017	24.449579	27.050046	10.64%	255,558
2016	20.091523	24.449579	21.69%	308,654
2015	20.579057	20.091523	-2.37%	278,769
2014	17.845645	20.579057	15.32%	321,804
2013	13.846758	17.845645	28.88%	283,060
2012	12.017634	13.846758	15.22%	291,299
2011	12.217384	12.017634	-1.63%	315,765
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	43.922288	43.930159	0.02%	0
2019	34.906820	43.922288	25.83%	0
2018	38.793313	34.906820	-10.02%	0
2017	36.014042	38.793313	7.72%	0
2016	30.178046	36.014042	19.34%	0
2015	31.698731	30.178046	-4.80%	0
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.089218	30.89%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.987365	12.706087	6.00%	166,843
2019	10.536383	11.987365	13.77%	91,505
2018	10.954414	10.536383	-3.82%	54,523
2017	10.328113	10.954414	6.06%	45,400
2016	9.242160	10.328113	11.75%	16,696
2015*	10.000000	9.242160	-7.58%	6,501
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.829125	11.642610	7.51%	78,587
2019	10.016735	10.829125	8.11%	74,848
2018	10.186839	10.016735	-1.67%	42,358
2017	9.964785	10.186839	2.23%	42,341
2016	9.818647	9.964785	1.49%	53,549
2015*	10.000000	9.818647	-1.81%	7,160
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	15.035101	15.423984	2.59%	86,083
2019	11.908994	15.035101	26.25%	83,328
2018	12.986990	11.908994	-8.30%	45,007
2017	11.255180	12.986990	15.39%	65,970
2016	9.790557	11.255180	14.96%	43,255
2015*	10.000000	9.790557	-2.09%	2,191
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.973520	22.685102	19.56%	279,648
2019	16.267208	18.973520	16.64%	313,871
2018	17.770901	16.267208	-8.46%	388,159
2017	15.778010	17.770901	12.63%	461,549
2016	15.345042	15.778010	2.82%	521,454
2015	15.648868	15.345042	-1.94%	577,315
2014	15.499469	15.648868	0.96%	601,900
2013	13.676520	15.499469	13.33%	641,233
2012	12.556505	13.676520	8.92%	666,174
2011	13.155568	12.556505	-4.55%	708,416
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.586558	14.513312	6.82%	40,592
2019	11.444519	13.586558	18.72%	52,092
2018	13.704544	11.444519	-16.49%	60,562
2017	12.026760	13.704544	13.95%	71,852
2016	10.539602	12.026760	14.11%	67,269
2015	10.915333	10.539602	-3.44%	52,024
2014*	10.000000	10.915333	9.15%	20,105

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	38.132319	41.787743	9.59%	158,883
2019	31.500863	38.132319	21.05%	182,676
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	40.082335	46.851054	16.89%	2,265,279
2019	30.847362	40.082335	29.94%	2,507,873
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	30.425975	37.413198	22.96%	321,799
2019	22.862537	30.425975	33.08%	359,286
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	39.985311	48.987799	22.51%	345,183
2019	29.661777	39.985311	34.80%	387,920
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	23.637996	28.070986	18.75%	168
2019	19.596842	23.637996	20.62%	169
2018	24.450295	19.596842	-19.85%	169
2017	19.797982	24.450295	23.50%	241
2016	17.072831	19.797982	15.96%	241
2015	17.638178	17.072831	-3.21%	241
2014	17.527885	17.638178	0.63%	241
2013	11.912567	17.527885	47.14%	241
2012	9.975715	11.912567	19.42%	261
2011	11.689759	9.975715	-14.66%	735
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.227972	11.822688	5.30%	18,037
2019	9.728326	11.227972	15.42%	24,945
2018	10.231275	9.728326	-4.92%	14,224
2017*	10.000000	10.231275	2.31%	10,138
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.779937	17.227699	-3.11%	52,642
2019	14.054626	17.779937	26.51%	53,680
2018	17.085069	14.054626	-17.74%	54,072
2017	15.433801	17.085069	10.70%	65,714
2016	11.886442	15.433801	29.84%	104,447
2015	12.829520	11.886442	-7.35%	47,079
2014	12.263538	12.829520	4.62%	61,232
2013*	10.000000	12.263538	22.64%	6,185
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.307642	11.424148	1.03%	122,373
2019	10.661394	11.307642	6.06%	173,731
2018	10.773465	10.661394	-1.04%	298,510
2017	10.514550	10.773465	2.46%	156,717
2016	9.743482	10.514550	7.91%	108,743
2015	9.935516	9.743482	-1.93%	53,702
2014*	10.000000	9.935516	-0.64%	24,587
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	21.290436	22.800361	7.09%	634,070
2019	19.639944	21.290436	8.40%	689,241
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.575924	13.710066	29.63%	50,524
2019	8.264627	10.575924	27.97%	10,877
2018*	10.000000	8.264627	-17.35%	4,987
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.432136	20.519565	11.32%	133,216
2019	16.042303	18.432136	14.90%	164,201
2018	16.890251	16.042303	-5.02%	185,379
2017	15.091288	16.890251	11.92%	178,452
2016	14.471883	15.091288	4.28%	194,595
2015	14.656383	14.471883	-1.26%	202,239
2014	14.180190	14.656383	3.36%	236,617
2013	12.625334	14.180190	12.32%	253,167
2012	11.413052	12.625334	10.62%	263,907
2011	11.555121	11.413052	-1.23%	210,294
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	19.225106	21.882801	13.82%	175,597
2019	16.173396	19.225106	18.87%	196,746
2018	17.367453	16.173396	-6.88%	218,310
2017	15.054053	17.367453	15.37%	238,133
2016	14.332029	15.054053	5.04%	239,323
2015	14.522693	14.332029	-1.31%	259,191
2014	14.008576	14.522693	3.67%	244,347
2013	12.196923	14.008576	14.85%	279,600
2012	10.879397	12.196923	12.11%	254,601
2011	11.108466	10.879397	-2.06%	235,919
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.630761	23.859045	15.65%	130,613
2019	16.746775	20.630761	23.19%	114,313
2018	18.355524	16.746775	-8.76%	118,993
2017	15.338074	18.355524	19.67%	126,124
2016	14.536953	15.338074	5.51%	129,113
2015	14.725838	14.536953	-1.28%	141,904
2014	14.177834	14.725838	3.87%	123,165
2013	11.781207	14.177834	20.34%	121,263
2012	10.299821	11.781207	14.38%	91,801
2011	10.686531	10.299821	-3.62%	100,965
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.997823	16.932730	20.97%	345,091
2019	11.386263	13.997823	22.94%	250,923
2018	12.030349	11.386263	-5.35%	159,697
2017	10.459713	12.030349	15.02%	79,606
2016*	10.000000	10.459713	4.60%	46,482

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	53.761884	69.456016	29.19%	2,073
2019	41.291608	53.761884	30.20%	2,073
2018	44.581931	41.291608	-7.38%	2,073
2017	36.963970	44.581931	20.61%	2,073
2016	34.581474	36.963970	6.89%	2,073
2015	34.719458	34.581474	-0.40%	2,896
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.036695	14.237021	29.00%	58,399
2019*	10.000000	11.036695	10.37%	16,934
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.858933	5.889457	-33.52%	181,937
2019	8.143852	8.858933	8.78%	190,931
2018	10.929345	8.143852	-25.49%	203,699
2017	11.348840	10.929345	-3.70%	257,210
2016	8.581887	11.348840	32.24%	351,646
2015	10.932839	8.581887	-21.50%	299,062
2014	12.653015	10.932839	-13.59%	333,883
2013	10.289815	12.653015	22.97%	388,921
2012	9.919118	10.289815	3.74%	472,132
2011	10.563299	9.919118	-6.10%	693,938
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	33.194789	35.031624	5.53%	1,387,453
2019	26.321012	33.194789	26.12%	1,566,527
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.063557	16.053513	6.57%	48,133
2019	11.727332	15.063557	28.45%	22,090
2018	13.039041	11.727332	-10.06%	15,374
2017	11.288552	13.039041	15.51%	16,845
2016*	10.000000	11.288552	12.89%	14,674

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	40.631159	67.811661	66.90%	0
2019	29.155285	40.631159	39.36%	0
2018	26.201683	29.155285	11.27%	0
2017	19.681667	26.201683	33.13%	0
2016	19.820983	19.681667	-0.70%	0
2015	18.971182	19.820983	4.48%	0
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	44.248361	63.002889	42.38%	1,276,576
2019	33.291983	44.248361	32.91%	1,342,782
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.804470	20.135950	1.67%	545,229
2019	17.398559	19.804470	13.83%	656,211
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.834287	18.217602	8.22%	585,555
2019	15.509752	16.834287	8.54%	608,409
2018	15.758946	15.509752	-1.58%	646,783
2017	15.274544	15.758946	3.17%	771,238
2016	14.738547	15.274544	3.64%	824,346
2015	14.985664	14.738547	-1.65%	861,325
2014	14.306214	14.985664	4.75%	963,476
2013	14.721597	14.306214	-2.82%	1,115,339
2012	14.052458	14.721597	4.76%	1,420,243
2011	13.232986	14.052458	6.19%	1,622,008

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.824042	26.685333	16.92%	227,562
2019	18.681230	22.824042	22.18%	268,616
2018	22.096195	18.681230	-15.45%	320,792
2017	18.481245	22.096195	19.56%	366,277
2016	16.642209	18.481245	11.05%	440,173
2015	17.057651	16.642209	-2.44%	541,985
2014	16.216426	17.057651	5.19%	698,470
2013	12.032648	16.216426	34.77%	820,841
2012	10.586731	12.032648	13.66%	981,456
2011	11.970988	10.586731	-11.56%	1,199,882
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.217056	26.559642	14.40%	357,279
2019	18.359094	23.217056	26.46%	400,532
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.536031	10.650544	-7.68%	24,817
2019	9.472748	11.536031	21.78%	38,442
2018	10.224053	9.472748	-7.35%	25,891
2017*	10.000000	10.224053	2.24%	14,944
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.601971	33.861921	7.15%	60,487
2019	23.758112	31.601971	33.02%	67,756
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.911110	17.610676	10.68%	43,563
2019	13.402159	15.911110	18.72%	69,431
2018	14.976455	13.402159	-10.51%	81,300
2017	13.502325	14.976455	10.92%	81,388
2016	12.044022	13.502325	12.11%	154,515
2015	12.965069	12.044022	-7.10%	173,026
2014	12.726936	12.965069	1.87%	200,334
2013	10.381296	12.726936	22.59%	129,537
2012	9.087691	10.381296	14.23%	112,485
2011	9.318350	9.087691	-2.48%	127,521
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.482265	19.431062	-0.26%	335,594
2019	16.947544	19.482265	14.96%	382,840
2018	17.880586	16.947544	-5.22%	449,428
2017	16.459474	17.880586	8.63%	525,238
2016	14.573276	16.459474	12.94%	566,436
2015	15.829727	14.573276	-7.94%	699,676
2014	15.276408	15.829727	3.62%	826,837
2013	13.535842	15.276408	12.86%	812,231
2012	12.131090	13.535842	11.58%	851,645
2011	11.961999	12.131090	1.41%	1,000,383
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	22.325433	23.260781	4.19%	103,589
2019	17.839263	22.325433	25.15%	100,717
2018	20.673329	17.839263	-13.71%	99,670
2017	18.861930	20.673329	9.60%	120,839
2016	14.626849	18.861930	28.95%	158,519
2015	15.944987	14.626849	-8.27%	186,511
2014	16.006493	15.944987	-0.38%	243,211
2013	11.861537	16.006493	34.94%	310,152
2012	10.115536	11.861537	17.26%	336,628
2011	10.611363	10.115536	-4.67%	473,685
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.633504	14.663830	16.07%	66,550
2019	10.067088	12.633504	25.49%	83,567
2018	12.070794	10.067088	-16.60%	84,110
2017	8.679103	12.070794	39.08%	158,887
2016	7.460840	8.679103	16.33%	87,581
2015	9.369024	7.460840	-20.37%	112,952
2014*	10.000000	9.369024	-6.31%	137,894

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	19.274959	18.916999	-1.86%	0
2019	17.245920	19.274959	11.77%	0
2018	20.550046	17.245920	-16.08%	0
2017	17.729087	20.550046	15.91%	0
2016	16.651492	17.729087	6.47%	0
2015	17.943077	16.651492	-7.20%	0
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.207663	9.014586	-2.10%	130,446
2019	8.260963	9.207663	11.46%	163,638
2018	9.863805	8.260963	-16.25%	176,138
2017	8.533633	9.863805	15.59%	217,399
2016	8.038478	8.533633	6.16%	242,528
2015	8.679069	8.038478	-7.38%	270,902
2014*	10.000000	8.679069	-13.21%	282,566
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.975622	9.359021	-6.18%	531,911
2019	9.872562	9.975622	1.04%	648,090
2018	9.778278	9.872562	0.96%	726,063
2017	9.685290	9.778278	0.96%	914,532
2016	9.498810	9.685290	1.96%	979,100
2015	10.021302	9.498810	-5.21%	1,208,839
2014*	10.000000	10.021302	0.21%	1,392,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.467181	13.887944	3.12%	1,191
2019	12.146479	13.467181	10.87%	5,983
2018	12.819440	12.146479	-5.25%	6,301
2017	11.441863	12.819440	12.04%	7,083
2016	11.071110	11.441863	3.35%	6,709
2015	11.867646	11.071110	-6.71%	6,513
2014	11.526695	11.867646	2.96%	4,659
2013	10.247087	11.526695	12.49%	183
2012*	10.000000	10.247087	2.47%	18
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.162353	10.742178	5.71%	800
2019	9.428095	10.162353	7.79%	846
2018*	10.000000	9.428095	-5.72%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.282344	10.937121	6.37%	19,875
2019	9.885395	10.282344	4.02%	25,900
2018	10.514288	9.885395	-5.98%	36,239
2017	10.238623	10.514288	2.69%	36,377
2016	10.386785	10.238623	-1.43%	35,508
2015	10.296053	10.386785	0.88%	36,295
2014	9.932018	10.296053	3.67%	14,107
2013*	10.000000	9.932018	-0.68%	1,885
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.509992	17.440607	5.64%	0
2019	13.729979	16.509992	20.25%	0
2018	15.095545	13.729979	-9.05%	0
2017	13.245460	15.095545	13.97%	0
2016	12.115115	13.245460	9.33%	0
2015	12.313348	12.115115	-1.61%	0
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.954042	31.343995	30.85%	0
2019	18.224003	23.954042	31.44%	0
2018	19.806473	18.224003	-7.99%	0
2017	16.039201	19.806473	23.49%	0
2016	14.903071	16.039201	7.62%	0
2015	15.057959	14.903071	-1.03%	0
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	20.363062	22.708323	11.52%	0
2019	17.116344	20.363062	18.97%	0
2018	18.331416	17.116344	-6.63%	0
2017	16.179030	18.331416	13.30%	0
2016	15.121809	16.179030	6.99%	0
2015	15.250494	15.121809	-0.84%	0
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	23.284154	23.495582	0.91%	0
2019	18.997615	23.284154	22.56%	0
2018	21.461037	18.997615	-11.48%	0
2017	18.877221	21.461037	13.69%	0
2016	15.530171	18.877221	21.55%	0
2015	16.452495	15.530171	-5.61%	0
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.665218	22.455381	3.65%	0
2019	19.580174	21.665218	10.65%	0
2018	20.618860	19.580174	-5.04%	0
2017	19.594628	20.618860	5.23%	0
2016	16.833159	19.594628	16.40%	0
2015	17.693949	16.833159	-4.86%	0
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.846036	24.371177	-1.91%	0
2019	20.464027	24.846036	21.41%	0
2018	23.657614	20.464027	-13.50%	0
2017	23.032100	23.657614	2.72%	0
2016	18.365970	23.032100	25.41%	0
2015	19.856250	18.365970	-7.51%	0
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	25.388945	26.229444	3.31%	0
2019	20.230728	25.388945	25.50%	0
2018	23.471128	20.230728	-13.81%	0
2017	20.838921	23.471128	12.63%	0
2016	16.597691	20.838921	25.55%	0
2015	17.978306	16.597691	-7.68%	0
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	23.334727	30.468412	30.57%	0
2019	18.744746	23.334727	24.49%	0
2018	21.099861	18.744746	-11.16%	0
2017	17.406078	21.099861	21.22%	0
2016	15.488569	17.406078	12.38%	0
2015	15.842169	15.488569	-2.23%	0
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	26.519027	36.215339	36.56%	0
2019	19.991822	26.519027	32.65%	0
2018	20.945871	19.991822	-4.55%	0
2017	16.252974	20.945871	28.87%	0
2016	15.092273	16.252974	7.69%	0
2015	14.444006	15.092273	4.49%	0
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.817801	34.993705	41.00%	210
2019	18.321554	24.817801	35.46%	205
2018	19.193883	18.321554	-4.54%	198
2017	15.216903	19.193883	26.14%	191
2016	15.021784	15.216903	1.30%	184
2015	14.442737	15.021784	4.01%	190
2014	13.446418	14.442737	7.41%	523
2013	9.687197	13.446418	38.81%	578
2012*	10.000000	9.687197	-3.13%	637
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.341469	34.235872	40.65%	7,596
2019	18.013316	24.341469	35.13%	11,461
2018	18.923195	18.013316	-4.81%	12,526
2017	15.039451	18.923195	25.82%	11,182
2016	14.883132	15.039451	1.05%	3,398
2015	14.344494	14.883132	3.76%	5,352
2014	13.388424	14.344494	7.14%	5,489
2013	9.668984	13.388424	38.47%	18,403
2012*	10.000000	9.668984	-3.31%	16,472

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.841616	52.549100	35.29%	2,571
2019	28.792463	38.841616	34.90%	2,571
2018	30.836826	28.792463	-6.63%	2,571
2017	24.545417	30.836826	25.63%	2,571
2016	25.338263	24.545417	-3.13%	2,571
2015	24.705845	25.338263	2.56%	2,990
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	27.347323	30.839334	12.77%	0
2019	21.408719	27.347323	27.74%	0
2018	23.856630	21.408719	-10.26%	0
2017	21.281051	23.856630	12.10%	0
2016	19.484731	21.281051	9.22%	0
2015	20.876180	19.484731	-6.67%	13
2014	19.488799	20.876180	7.12%	298
2013	15.223058	19.488799	28.02%	352
2012	13.495880	15.223058	12.80%	506
2011	13.633677	13.495880	-1.01%	1,093
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	34.829994	48.536489	39.35%	500,796
2019	25.231966	34.829994	38.04%	540,580
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.697072	46.97%	33,173
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.716455	19.294542	8.91%	4,312
2019	14.860063	17.716455	19.22%	4,313
2018	16.579155	14.860063	-10.37%	4,313
2017	15.074787	16.579155	9.98%	7,250
2016	13.219534	15.074787	14.03%	7,250
2015	13.659642	13.219534	-3.22%	4,980
2014	12.647981	13.659642	8.00%	5,134
2013	10.200467	12.647981	23.99%	5,163
2012	9.148049	10.200467	11.50%	10,535
2011*	10.000000	9.148049	-8.52%	11,352

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	30.335629	38.351950	26.43%	911,544
2019	23.239360	30.335629	30.54%	1,036,335
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.872279	14.653443	-13.15%	0
2019	13.848886	16.872279	21.83%	0
2018	14.898949	13.848886	-7.05%	0
2017	13.305245	14.898949	11.98%	0
2016	13.164025	13.305245	1.07%	0
2015	13.489953	13.164025	-2.42%	0
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.443019	11.719768	2.42%	91,064
2019	10.426350	11.443019	9.75%	106,256
2018	11.011129	10.426350	-5.31%	131,391
2017	10.460330	11.011129	5.27%	163,873
2016	9.912785	10.460330	5.52%	171,381
2015	10.239328	9.912785	-3.19%	199,362
2014	10.052187	10.239328	1.86%	151,633
2013	10.162036	10.052187	-1.08%	195,212
2012*	10.000000	10.162036	1.62%	40,311
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	30.322784	34.377653	13.37%	0
2019	23.103879	30.322784	31.25%	0
2018	23.117515	23.103879	-0.06%	0
2017	20.149606	23.117515	14.73%	0
2016	22.975594	20.149606	-12.30%	0
2015	22.484738	22.975594	2.18%	0
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	29.654795	33.483901	12.91%	0
2019	23.285840	29.654795	27.35%	0
2018	27.651523	23.285840	-15.79%	0
2017	22.695489	27.651523	21.84%	0
2016	23.016504	22.695489	-1.39%	0
2015	23.794806	23.016504	-3.27%	0
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.912886	36.016920	12.86%	740,519
2019	24.393314	31.912886	30.83%	834,840
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	17.151982	18.507906	7.91%	625
2019	13.849067	17.151982	23.85%	1,397
2018	15.817389	13.849067	-12.44%	1,418
2017	13.927832	15.817389	13.57%	3,125
2016	12.425537	13.927832	12.09%	3,079
2015	13.105711	12.425537	-5.19%	1,000
2014	12.701777	13.105711	3.18%	1,011
2013	9.982237	12.701777	27.24%	462
2012*	10.000000	9.982237	-0.18%	2
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	24.132258	28.666528	18.79%	82,256
2019	19.264301	24.132258	25.27%	92,768
2018	21.689220	19.264301	-11.18%	127,295
2017	19.181290	21.689220	13.07%	147,495
2016	16.403444	19.181290	16.93%	180,277
2015	17.598949	16.403444	-6.79%	201,774
2014	15.873477	17.598949	10.87%	216,950
2013	11.364432	15.873477	39.68%	243,832
2012	9.724523	11.364432	16.86%	585,982
2011	10.039715	9.724523	-3.14%	644,130

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.271316	13.513414	19.89%	78,417
2019	8.893518	11.271316	26.74%	101,339
2018	11.161589	8.893518	-20.32%	91,266
2017	8.911654	11.161589	25.25%	102,064
2016	9.248003	8.911654	-3.64%	89,645
2015	9.055435	9.248003	2.13%	43,854
2014*	10.000000	9.055435	-9.45%	19,882
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	35.189430	39.692259	12.80%	54,669
2019	29.173522	35.189430	20.62%	59,976
2018	31.149076	29.173522	-6.34%	73,310
2017	26.588535	31.149076	17.15%	79,878
2016	27.550399	26.588535	-3.49%	112,592
2015	30.347571	27.550399	-9.22%	154,505
2014	32.341410	30.347571	-6.16%	199,047
2013	26.093716	32.341410	23.94%	268,887
2012	22.105593	26.093716	18.04%	261,519
2011	24.050210	22.105593	-8.09%	302,769
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	32.389947	34.016081	5.02%	48,762
2019	29.408976	32.389947	10.14%	79,121
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
2016	24.944076	28.707080	15.09%	127,658
2015	26.935448	24.944076	-7.39%	116,784
2014	26.685518	26.935448	0.94%	194,145
2013	24.381549	26.685518	9.45%	259,521
2012	20.748259	24.381549	17.51%	92,978
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	41.391495	61.088502	47.59%	52,225
2019	30.294483	41.391495	36.63%	53,691
2018	30.604479	30.294483	-1.01%	54,503
2017	24.348446	30.604479	25.69%	41,791
2016	23.164653	24.348446	5.11%	45,792
2015	24.821492	23.164653	-6.68%	60,189
2014	23.231361	24.821492	6.84%	35,592
2013	18.050286	23.231361	28.70%	24,050
2012	16.047707	18.050286	12.48%	13,411
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.760394	11.750775	9.20%	63,786
2019	9.941290	10.760394	8.24%	64,753
2018	10.167961	9.941290	-2.23%	49,208
2017	9.932204	10.167961	2.37%	100,749
2016	9.809271	9.932204	1.25%	97,418
2015*	10.000000	9.809271	-1.91%	37,884

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	31.163522	42.916674	37.71%	774,478
2019	22.990068	31.163522	35.55%	901,107
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	19.314346	28.835961	49.30%	672,676
2019	13.464750	19.314346	43.44%	742,875
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	15.138535	17.397267	14.92%	652,636
2019	12.062290	15.138535	25.50%	737,049
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.908774	35.699216	-0.58%	97,205
2019	28.599596	35.908774	25.56%	113,442
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.728593	10.491192	-2.21%	102,012
2019	9.168193	10.728593	17.02%	153,158
2018	11.365718	9.168193	-19.33%	162,119
2017	8.976574	11.365718	26.62%	242,691
2016	7.503267	8.976574	19.64%	194,646
2015	9.475673	7.503267	-20.82%	116,502
2014*	10.000000	9.475673	-5.24%	51,673
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.826849	11.520444	6.41%	42,805
2019	10.082749	10.826849	7.38%	37,897
2018	10.285572	10.082749	-1.97%	15,288
2017	9.997674	10.285572	2.88%	12,966
2016*	10.000000	9.997674	-0.02%	7,863
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.394755	33.735685	44.20%	49,632
2019	16.718555	23.394755	39.93%	47,016
2018	17.174720	16.718555	-2.66%	33,510
2017	13.724931	17.174720	25.14%	35,413
2016	12.735637	13.724931	7.77%	24,976
2015	13.139716	12.735637	-3.08%	30,640
2014	14.340463	13.139716	-8.37%	44,438
2013	10.252190	14.340463	39.88%	117,997
2012*	10.000000	10.252190	2.52%	11,888
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.549230	26.121552	2.24%	379,310
2019	19.917465	25.549230	28.28%	489,589
2018	22.432877	19.917465	-11.21%	537,684
2017	19.299330	22.432877	16.24%	661,440
2016	17.124839	19.299330	12.70%	745,939
2015	17.452091	17.124839	-1.88%	824,001
2014	15.988307	17.452091	9.16%	886,431
2013	11.904227	15.988307	34.31%	999,401
2012	10.371441	11.904227	14.78%	1,060,251
2011	10.519780	10.371441	-1.41%	1,202,150
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.883714	12.451378	14.40%	11,625
2019*	10.000000	10.883714	8.84%	3,072

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	23.082956	27.483609	19.06%	282,281
2019	18.546590	23.082956	24.46%	344,328
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.353825	33.54%	1,706
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.667011	36.67%	2,649
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.724094	16.789433	6.78%	150,159
2019	14.317189	15.724094	9.83%	147,260
2018	14.550013	14.317189	-1.60%	88,319
2017	13.826018	14.550013	5.24%	126,346
2016	13.154412	13.826018	5.11%	116,585
2015	13.367602	13.154412	-1.59%	92,357
2014	12.512913	13.367602	6.83%	82,018
2013	12.673091	12.512913	-1.26%	48,811
2012	11.691238	12.673091	8.40%	55,184
2011	11.172115	11.691238	4.65%	94,254
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	35.932516	37.564697	4.54%	31,137
2019	31.751915	35.932516	13.17%	36,086
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.094645	11.807765	-2.37%	46,101
2019	9.549480	12.094645	26.65%	44,074
2018	10.467364	9.549480	-8.77%	37,104
2017	9.389640	10.467364	11.48%	21,177
2016	8.245371	9.389640	13.88%	22,808
2015*	10.000000	8.245371	-17.55%	3,189

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.995714	23.066618	9.86%	0
2019	17.998673	20.995714	16.65%	0
2018	19.436391	17.998673	-7.40%	0
2017	16.899935	19.436391	15.01%	0
2016	16.160374	16.899935	4.58%	0
2015	17.430058	16.160374	-7.28%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.681633	25.642150	13.05%	3,864
2019	18.466790	22.681633	22.82%	4,303
2018	20.087397	18.466790	-8.07%	4,975
2017	17.256439	20.087397	16.41%	6,106
2016	15.694478	17.256439	9.95%	6,763
2015	17.068283	15.694478	-8.05%	19,287
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	24.086682	36.035719	49.61%	419,822
2019	18.263526	24.086682	31.88%	442,127
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	21.113174	23.421563	10.93%	597,933
2019	17.647976	21.113174	19.64%	647,541
2018	18.751843	17.647976	-5.89%	739,886
2017	16.349187	18.751843	14.70%	741,383
2016	15.142775	16.349187	7.97%	667,262
2015	15.139024	15.142775	0.02%	678,861
2014	14.557717	15.139024	3.99%	674,807
2013	11.921435	14.557717	22.11%	669,019
2012	10.401319	11.921435	14.61%	659,796
2011	10.404216	10.401319	-0.03%	714,148

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.199997	14.278209	8.17%	247,726
2019	12.228134	13.199997	7.95%	224,482
2018	12.480021	12.228134	-2.02%	256,680
2017	12.207335	12.480021	2.23%	278,015
2016	12.005894	12.207335	1.68%	295,174
2015	12.149105	12.005894	-1.18%	339,785
2014	11.683962	12.149105	3.98%	358,705
2013	12.107662	11.683962	-3.50%	428,602
2012	11.645656	12.107662	3.97%	577,937
2011	11.120547	11.645656	4.72%	645,899
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	26.053607	33.529914	28.70%	187,540
2019	19.516057	26.053607	33.50%	238,335
2018	21.754035	19.516057	-10.29%	265,465
2017	16.769207	21.754035	29.73%	299,552
2016	16.897976	16.769207	-0.76%	298,296
2015	16.012366	16.897976	5.53%	294,394
2014	15.874540	16.012366	0.87%	335,913
2013	12.458485	15.874540	27.42%	401,219
2012	10.302734	12.458485	20.92%	472,119
2011	11.469029	10.302734	-10.17%	534,290
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	28.028673	42.059069	50.06%	315,949
2019	21.719537	28.028673	29.05%	371,167
2018	22.073897	21.719537	-1.61%	471,469
2017	17.437829	22.073897	26.59%	447,088
2016	16.141606	17.437829	8.03%	435,471
2015	15.312284	16.141606	5.42%	594,159
2014	14.305178	15.312284	7.04%	795,311
2013	11.142876	14.305178	28.38%	1,070,530
2012	9.582479	11.142876	16.28%	1,201,952
2011	10.150050	9.582479	-5.59%	1,421,918
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	22.228472	24.896751	12.00%	247,310
2019	17.858065	22.228472	24.47%	285,888
2018	18.433049	17.858065	-3.12%	302,827
2017	15.262722	18.433049	20.77%	321,523
2016	13.870826	15.262722	10.03%	373,501
2015	13.853317	13.870826	0.13%	382,920
2014	12.688489	13.853317	9.18%	416,728
2013	9.633985	12.688489	31.71%	421,332
2012	8.308872	9.633985	15.95%	416,950
2011	8.580214	8.308872	-3.16%	499,025

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	22.290203	22.974825	3.07%	412,547
2019	20.613988	22.290203	8.13%	454,292
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	34.183647	37.364857	9.31%	1,197,950
2019	26.689653	34.183647	28.08%	1,332,010
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.796716	30.584740	2.64%	148,922
2019	23.629108	29.796716	26.10%	162,369
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.246830	13.895075	13.46%	637
2019	10.756697	12.246830	13.85%	69
2018	11.865562	10.756697	-9.35%	294
2017	10.114556	11.865562	17.31%	821
2016*	10.000000	10.114556	1.15%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.690258	19.722894	11.49%	40,504
2019	14.407792	17.690258	22.78%	42,171
2018	16.298033	14.407792	-11.60%	41,836
2017	13.734644	16.298033	18.66%	46,609
2016	12.795829	13.734644	7.34%	76,973
2015	13.149156	12.795829	-2.69%	87,066
2014	12.703984	13.149156	3.50%	94,715
2013	9.905989	12.703984	28.25%	85,469
2012	8.610358	9.905989	15.05%	86,747
2011	9.285006	8.610358	-7.27%	117,268
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.875232	17.246536	8.64%	82,367
2019	13.795504	15.875232	15.08%	97,933
2018	14.854509	13.795504	-7.13%	114,118
2017	13.383683	14.854509	10.99%	121,402
2016	12.733900	13.383683	5.10%	179,563
2015	12.993669	12.733900	-2.00%	223,508
2014	12.577768	12.993669	3.31%	226,819
2013	11.075101	12.577768	13.57%	295,647
2012	10.067963	11.075101	10.00%	251,968
2011	10.302913	10.067963	-2.28%	230,648
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.096805	18.876215	10.41%	73,819
2019	14.355239	17.096805	19.10%	99,170
2018	15.781409	14.355239	-9.04%	130,976
2017	13.757858	15.781409	14.71%	95,937
2016	12.941897	13.757858	6.30%	149,761
2015	13.241957	12.941897	-2.27%	163,288
2014	12.769136	13.241957	3.70%	156,925
2013	10.632627	12.769136	20.09%	140,594
2012	9.446137	10.632627	12.56%	155,748
2011	9.877084	9.446137	-4.36%	186,816
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.903723	14.817302	6.57%	89,666
2019	12.683671	13.903723	9.62%	143,205
2018	13.148522	12.683671	-3.54%	133,911
2017	12.480726	13.148522	5.35%	133,601
2016	12.044507	12.480726	3.62%	94,145
2015	12.249919	12.044507	-1.68%	143,025
2014	11.968096	12.249919	2.35%	128,169
2013	11.514872	11.968096	3.94%	135,744
2012	10.814610	11.514872	6.48%	136,361
2011	10.766211	10.814610	0.45%	239,287

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.862588	13.382716	4.04%	547
2019	11.405927	12.862588	12.77%	1,892
2018	12.384365	11.405927	-7.90%	2,055
2017	10.894206	12.384365	13.68%	720
2016	10.419449	10.894206	4.56%	0
2015	10.991334	10.419449	-5.20%	1,820
2014	10.851490	10.991334	1.29%	0
2013*	10.000000	10.851490	8.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.381236	14.229525	6.34%	2,679
2019	11.705186	13.381236	14.32%	3,911
2018	12.717600	11.705186	-7.96%	3,911
2017	10.900030	12.717600	16.67%	3,911
2016	10.360659	10.900030	5.21%	72,906
2015	10.996269	10.360659	-5.78%	77,056
2014	10.990343	10.996269	0.05%	75,432
2013*	10.000000	10.990343	9.90%	16,633
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.539801	18.133918	9.64%	102,715
2019	14.133926	16.539801	17.02%	131,442
2018	15.358614	14.133926	-7.97%	150,599
2017	13.605030	15.358614	12.89%	149,780
2016	12.867981	13.605030	5.73%	197,873
2015	13.131352	12.867981	-2.01%	274,077
2014	12.677907	13.131352	3.58%	285,292
2013	10.865022	12.677907	16.69%	355,732
2012	9.761924	10.865022	11.30%	392,089
2011	10.090736	9.761924	-3.26%	457,312
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.377904	19.323111	11.19%	99,368
2019	14.353630	17.377904	21.07%	35,427
2018	16.013900	14.353630	-10.37%	70,493
2017	13.692879	16.013900	16.95%	82,631
2016	12.848490	13.692879	6.57%	127,604
2015	13.170287	12.848490	-2.44%	146,784
2014	12.716502	13.170287	3.57%	179,874
2013	10.330540	12.716502	23.10%	176,549
2012	9.102215	10.330540	13.49%	188,763
2011	9.639659	9.102215	-5.58%	208,141

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.318109	16.546484	8.02%	81,156
2019	13.530026	15.318109	13.22%	96,867
2018	14.343726	13.530026	-5.67%	113,087
2017	13.178203	14.343726	8.84%	93,344
2016	12.551452	13.178203	4.99%	115,993
2015	12.808258	12.551452	-2.01%	158,176
2014	12.423929	12.808258	3.09%	180,466
2013	11.275842	12.423929	10.18%	197,581
2012	10.345184	11.275842	9.00%	219,134
2011	10.472530	10.345184	-1.22%	250,160
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.353146	17.036775	4.18%	26,085
2019	14.677302	16.353146	11.42%	38,450
2018	17.576499	14.677302	-16.49%	46,325
2017	14.459678	17.576499	21.56%	52,271
2016	14.436952	14.459678	0.16%	33,376
2015	15.167356	14.436952	-4.82%	36,782
2014	16.670988	15.167356	-9.02%	42,665
2013	14.014699	16.670988	18.95%	45,876
2012	11.834153	14.014699	18.43%	88,025
2011	13.642767	11.834153	-13.26%	106,486
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.758574	17.59%	84,726
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.526973	15.397916	6.00%	104,183
2019	13.462346	14.526973	7.91%	92,961
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	15.033801	16.237116	8.00%	70,405
2019	13.849343	15.033801	8.55%	71,257
2018	14.189139	13.849343	-2.39%	78,737
2017	13.804843	14.189139	2.78%	89,603
2016	13.486986	13.804843	2.36%	117,745
2015	13.687124	13.486986	-1.46%	146,345
2014	13.175242	13.687124	3.89%	140,847
2013	13.579823	13.175242	-2.98%	137,007
2012	12.799331	13.579823	6.10%	135,063
2011	12.184889	12.799331	5.04%	119,444

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.682561	10.977025	2.76%	16,261
2019	10.118613	10.682561	5.57%	5,106
2018*	10.000000	10.118613	1.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	27.702937	31.088760	12.22%	142,776
2019	22.748796	27.702937	21.78%	159,115
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	28.772227	30.213220	5.01%	270,283
2019	25.316412	28.772227	13.65%	322,162
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	19.788159	20.792384	5.07%	1,172,731
2019	18.799182	19.788159	5.26%	1,266,081
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	12.096598	12.010855	-0.71%	4,354,747
2019	11.998867	12.096598	0.81%	3,822,657
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	17.492348	18.703328	6.92%	285,023
2019	14.825359	17.492348	17.99%	296,410
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.424561	13.183628	6.11%	124,867
2019	10.349448	12.424561	20.05%	124,767
2018	12.168211	10.349448	-14.95%	124,673
2017	9.870612	12.168211	23.28%	148,874
2016	9.913175	9.870612	-0.43%	155,535
2015	10.149211	9.913175	-2.33%	172,653
2014	10.922385	10.149211	-7.08%	206,450
2013	9.112475	10.922385	19.86%	216,756
2012	7.782692	9.112475	17.09%	218,592
2011	9.015626	7.782692	-13.68%	221,649
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.976627	31.262375	11.74%	257,609
2019	22.827523	27.976627	22.56%	264,906
2018	25.286732	22.827523	-9.73%	238,616
2017	21.555968	25.286732	17.31%	289,056
2016	19.879984	21.555968	8.43%	371,715
2015	20.273000	19.879984	-1.94%	540,455
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.560519	21.197117	8.37%	100,169
2019	17.121496	19.560519	14.25%	95,571
2018	18.167622	17.121496	-5.76%	105,009
2017	16.504352	18.167622	10.08%	145,248
2016	15.674341	16.504352	5.30%	144,863
2015	15.852202	15.674341	-1.12%	158,200
2014	15.302587	15.852202	3.59%	157,088
2013	13.620887	15.302587	12.35%	134,356
2012	12.571832	13.620887	8.34%	132,170
2011	12.580870	12.571832	-0.07%	144,335

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.828517	26.344445	10.56%	30,585
2019	20.057508	23.828517	18.80%	30,141
2018	21.651935	20.057508	-7.36%	33,535
2017	19.039571	21.651935	13.72%	8,862
2016	17.840940	19.039571	6.72%	30,693
2015	18.108358	17.840940	-1.48%	32,620
2014	17.376392	18.108358	4.21%	42,419
2013	14.681050	17.376392	18.36%	43,468
2012	13.204625	14.681050	11.18%	43,595
2011	13.456927	13.204625	-1.87%	45,142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.811980	17.770473	5.70%	279,388
2019	15.496006	16.811980	8.49%	286,164
2018	15.932763	15.496006	-2.74%	331,765
2017	15.220250	15.932763	4.68%	380,581
2016	14.737481	15.220250	3.28%	450,936
2015	14.839530	14.737481	-0.69%	518,763
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.859310	13.317978	3.57%	1,838
2019	11.489241	12.859310	11.92%	2,466
2018	12.291498	11.489241	-6.53%	2,536
2017	10.882205	12.291498	12.95%	594
2016	10.393094	10.882205	4.71%	0
2015	10.844254	10.393094	-4.16%	700
2014	10.685836	10.844254	1.48%	3,086
2013*	10.000000	10.685836	6.86%	712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.465019	14.181049	5.32%	13,464
2019	11.795550	13.465019	14.15%	13,464
2018	12.676781	11.795550	-6.95%	13,464
2017	10.941970	12.676781	15.85%	13,464
2016	10.328722	10.941970	5.94%	13,464
2015	10.857195	10.328722	-4.87%	4,132
2014	10.774529	10.857195	0.77%	4,686
2013*	10.000000	10.774529	7.75%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.183255	25.338430	9.30%	1,109,403
2019	19.878226	23.183255	16.63%	1,196,512
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.318260	29.282099	11.26%	398,142
2019	21.809979	26.318260	20.67%	466,424
2018	23.864181	21.809979	-8.61%	588,496
2017	20.648557	23.864181	15.57%	680,869
2016	19.216267	20.648557	7.45%	751,666
2015	19.543192	19.216267	-1.67%	823,139
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	20.174666	21.692049	7.52%	293,762
2019	17.948196	20.174666	12.40%	325,688
2018	18.823748	17.948196	-4.65%	370,128
2017	17.400969	18.823748	8.18%	465,737
2016	16.619627	17.400969	4.70%	584,121
2015	16.784147	16.619627	-0.98%	689,512
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.498417	11.139526	6.11%	23,607
2019*	10.000000	10.498417	4.98%	9
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.799982	12.383291	14.66%	0
2019*	10.000000	10.799982	8.00%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.982324	32.191309	28.86%	183,273
2019	19.322745	24.982324	29.29%	207,878
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.413632	14.228417	6.07%	11,612
2019	11.382944	13.413632	17.84%	13,450
2018	12.074779	11.382944	-5.73%	15,532
2017	10.370044	12.074779	16.44%	19,609
2016	9.644855	10.370044	7.52%	18,380
2015	9.961197	9.644855	-3.18%	13,381
2014*	10.000000	9.961197	-0.39%	6,290
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.434799	16.355458	5.96%	2,253
2019	12.774620	15.434799	20.82%	2,558
2018	13.238695	12.774620	-3.51%	2,558
2017	10.982508	13.238695	20.54%	3,362
2016	10.075484	10.982508	9.00%	7,636
2015	10.157736	10.075484	-0.81%	6,491
2014*	10.000000	10.157736	1.58%	93
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.724285	49.137889	17.77%	3,128,359
2019	30.610186	41.724285	36.31%	3,489,859
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.968127	32.137177	0.53%	831,403
2019	25.422518	31.968127	25.75%	991,617
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.820984	18.21%	296,738
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.816390	18.16%	27,688
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	59.352643	66.498896	12.04%	342,089
2019	47.689008	59.352643	24.46%	381,189
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.806590	23.310543	-2.08%	564,255
2019	19.407100	23.806590	22.67%	613,484
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	38.173130	53.270593	39.55%	150,439
2019	28.397725	38.173130	34.42%	165,750
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	50.449067	52.544365	4.15%	445,192
2019	42.800539	50.449067	17.87%	495,351
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	49.981933	60.739899	21.52%	501,485
2019	40.160818	49.981933	24.45%	544,388
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	22.230297	25.002684	12.47%	829,144
2019	17.524173	22.230297	26.86%	932,624
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.279551	18.285750	12.32%	11,177
2019	12.831730	16.279551	26.87%	11,703
2018	13.638406	12.831730	-5.91%	19,414
2017	11.036287	13.638406	23.58%	14,682
2016*	10.000000	11.036287	10.36%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	23.006425	25.832452	12.28%	29,211
2019	18.433106	23.006425	24.81%	32,972
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	19.145088	17.941827	-6.28%	1,060,710
2019	14.788353	19.145088	29.46%	1,158,312
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.326273	33.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.244560	24.799089	16.73%	612,090
2019	16.392837	21.244560	29.60%	549,853
2018	17.398820	16.392837	-5.78%	480,818
2017	14.489873	17.398820	20.08%	576,554
2016	13.131955	14.489873	10.34%	464,300
2015	13.134064	13.131955	-0.02%	306,556
2014	11.726533	13.134064	12.00%	227,561
2013*	10.000000	11.726533	17.27%	42,753

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.209157	11.417091	1.86%	150,650
2019	10.872293	11.209157	3.10%	143,698
2018	10.887834	10.872293	-0.14%	210,234
2017	10.821095	10.887834	0.62%	310,298
2016	10.659012	10.821095	1.52%	349,815
2015	10.798073	10.659012	-1.29%	310,825
2014	10.848061	10.798073	-0.46%	328,142
2013	10.940564	10.848061	-0.85%	336,617
2012	10.669788	10.940564	2.54%	336,630
2011	10.633816	10.669788	0.34%	430,105
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	18.091205	21.381021	18.18%	44,706
2019	14.616449	18.091205	23.77%	42,224
2018	16.645578	14.616449	-12.19%	43,704
2017	14.717685	16.645578	13.10%	48,159
2016	12.292863	14.717685	19.73%	48,961
2015	13.047737	12.292863	-5.79%	30,549
2014	12.599409	13.047737	3.56%	17,276
2013*	10.000000	12.599409	25.99%	32,100
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	25.002682	39.847125	59.37%	899,716
2019	18.391050	25.002682	35.95%	988,401
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.819209	20.507291	38.38%	20,771
2019	11.293176	14.819209	31.22%	22,855
2018	12.202334	11.293176	-7.45%	18,060
2017	9.889824	12.202334	23.38%	24,104
2016	9.585501	9.889824	3.17%	31,081
2015*	10.000000	9.585501	-4.14%	33,303

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.302778	11.582520	2.47%	207,174
2019	11.005442	11.302778	2.70%	225,482
2018	10.999284	11.005442	0.06%	234,760
2017	11.006395	10.999284	-0.06%	268,607
2016	10.977818	11.006395	0.26%	272,304
2015	11.062789	10.977818	-0.77%	326,744
2014	11.101178	11.062789	-0.35%	423,382
2013	11.138943	11.101178	-0.34%	465,957
2012	10.750927	11.138943	3.61%	417,561
2011	10.822506	10.750927	-0.66%	472,531
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.467166	37.265448	18.43%	60,221
2019	25.236501	31.467166	24.69%	68,885
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.303984	13.150845	6.88%	90,998
2019	11.116517	12.303984	10.68%	109,891
2018	11.870281	11.116517	-6.35%	132,294
2017	10.569750	11.870281	12.30%	164,271
2016	9.451184	10.569750	11.84%	215,342
2015	10.507208	9.451184	-10.05%	215,449
2014	10.559946	10.507208	-0.50%	223,913
2013	10.649591	10.559946	-0.84%	203,278
2012*	10.000000	10.649591	6.50%	152,258
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.275736	12.959163	5.57%	27,507
2019	10.809597	12.275736	13.56%	36,479
2018	11.467181	10.809597	-5.73%	30,122
2017	10.545495	11.467181	8.74%	55,797
2016	9.403826	10.545495	12.14%	41,852
2015	9.724011	9.403826	-3.29%	19,908
2014*	10.000000	9.724011	-2.76%	909

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.564860	13.772457	9.61%	32,280
2019	11.864624	12.564860	5.90%	22,948
2018	12.487731	11.864624	-4.99%	34,859
2017	11.385025	12.487731	9.69%	36,725
2016	11.169624	11.385025	1.93%	51,592
2015	12.148449	11.169624	-8.06%	63,807
2014	12.228168	12.148449	-0.65%	77,088
2013	13.213159	12.228168	-7.45%	98,112
2012	12.676918	13.213159	4.23%	186,332
2011	11.804664	12.676918	7.39%	275,754
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	12.064424	12.295111	1.91%	410,657
2019	11.720256	12.064424	2.94%	390,583
2018	11.805296	11.720256	-0.72%	460,402
2017	11.770823	11.805296	0.29%	513,602
2016	11.730320	11.770823	0.35%	662,443
2015	11.818150	11.730320	-0.74%	706,322
2014	11.842883	11.818150	-0.21%	709,655
2013	11.984302	11.842883	-1.18%	874,724
2012	11.441627	11.984302	4.74%	943,718
2011	11.435807	11.441627	0.05%	925,521
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	15.092114	16.700139	10.65%	0
2019	14.051597	15.092114	7.40%	0
2018	14.508175	14.051597	-3.15%	0
2017	14.129521	14.508175	2.68%	0
2016	13.561262	14.129521	4.19%	0
2015	14.071930	13.561262	-3.63%	0
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.498930	10.621771	1.17%	134,877
2019	10.321332	10.498930	1.72%	151,882
2018	10.274247	10.321332	0.46%	140,806
2017	10.138800	10.274247	1.34%	57,904
2016*	10.000000	10.138800	1.39%	38,778

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	17.463892	18.792313	7.61%	0
2019	16.271869	17.463892	7.33%	0
2018	16.517285	16.271869	-1.49%	0
2017	15.893091	16.517285	3.93%	0
2016	15.625450	15.893091	1.71%	0
2015	15.706903	15.625450	-0.52%	0
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	12.044081	12.947389	7.50%	375,380
2019	11.233168	12.044081	7.22%	412,400
2018	11.413982	11.233168	-1.58%	466,193
2017	10.993585	11.413982	3.82%	509,618
2016	10.819217	10.993585	1.61%	495,096
2015	10.886452	10.819217	-0.62%	495,021
2014	10.551151	10.886452	3.18%	517,024
2013	10.875633	10.551151	-2.98%	626,066
2012	10.027535	10.875633	8.46%	540,428
2011*	10.000000	10.027535	0.28%	219,086
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.273967	13.627835	11.03%	7,108
2019	9.901238	12.273967	23.96%	1,123
2018	12.358979	9.901238	-19.89%	1,045
2017	9.857129	12.358979	25.38%	3,571
2016*	10.000000	9.857129	-1.43%	2,473
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.535681	35.36%	709
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.932934	29.33%	840
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.603705	19.132825	22.62%	0
2019	13.177137	15.603705	18.41%	0
2018	14.627292	13.177137	-9.91%	0
2017	14.039259	14.627292	4.19%	0
2016	11.839734	14.039259	18.58%	0
2015	13.654352	11.839734	-13.29%	0
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.943121	58.825889	28.04%	248,917
2019	36.059847	45.943121	27.41%	279,027
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	34.193355	39.710708	16.14%	150,062
2019	26.433703	34.193355	29.36%	158,449
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.989938	7.050073	17.70%	230,985
2019	5.421436	5.989938	10.49%	293,120
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	18.593539	21.936746	17.98%	72,288
2019	16.780265	18.593539	10.81%	106,372
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.820091	10.551266	-2.48%	5,881
2019*	10.000000	10.820091	8.20%	2,431

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	38.192591	59.689777	56.29%	39,443
2019	30.889306	38.192591	23.64%	38,668
2018	30.784208	30.889306	0.34%	43,167
2017	24.693383	30.784208	24.67%	43,052
2016	23.137199	24.693383	6.73%	44,818
2015	24.052410	23.137199	-3.81%	73,403
2014	24.747755	24.052410	-2.81%	82,783
2013	16.631164	24.747755	48.80%	103,475
2012	15.565826	16.631164	6.84%	70,655
2011	16.471980	15.565826	-5.50%	93,675

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.775863	14.301009	3.81%	628
2019	12.074739	13.775863	14.09%	680
2018	13.164619	12.074739	-8.28%	735
2017	11.631281	13.164619	13.18%	185
2016	11.365872	11.631281	2.34%	201
2015	11.631889	11.365872	-2.29%	218
2014	11.275057	11.631889	3.16%	235
2013	10.174780	11.275057	10.81%	0
2012*	10.000000	10.174780	1.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.873308	8.978799	1.19%	0
2019	7.674423	8.873308	15.62%	0
2018*	10.000000	7.674423	-23.26%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.994829	22.439746	2.02%	12,284
2019	18.529258	21.994829	18.70%	13,545
2018	22.097333	18.529258	-16.15%	18,034
2017	19.778413	22.097333	11.72%	16,121
2016	16.008697	19.778413	23.55%	26,134
2015	17.146735	16.008697	-6.64%	17,355
2014	15.897712	17.146735	7.86%	20,082
2013	11.667260	15.897712	36.26%	39,180
2012	9.948060	11.667260	17.28%	45,012
2011	10.996448	9.948060	-9.53%	57,694
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	15.080690	16.356347	8.46%	99,496
2019	13.987764	15.080690	7.81%	110,896
2018	14.539656	13.987764	-3.80%	119,919
2017	14.165990	14.539656	2.64%	134,568
2016	13.707291	14.165990	3.35%	141,181
2015	14.196123	13.707291	-3.44%	148,741
2014	13.881458	14.196123	2.27%	178,394
2013	15.320779	13.881458	-9.39%	226,966
2012	14.411503	15.320779	6.31%	397,085
2011	13.026694	14.411503	10.63%	526,493
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	35.066359	38.815155	10.69%	128,390
2019	28.576631	35.066359	22.71%	143,790
2018	30.995515	28.576631	-7.80%	169,331
2017	25.984484	30.995515	19.28%	190,578
2016	23.127802	25.984484	12.35%	221,657
2015	24.752671	23.127802	-6.56%	250,048
2014	22.223941	24.752671	11.38%	280,905
2013	16.527865	22.223941	34.46%	318,197
2012	14.549914	16.527865	13.59%	377,631
2011	14.253017	14.549914	2.08%	479,362

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.781992	30.883621	24.62%	0
2019	19.492444	24.781992	27.14%	0
2018	23.225623	19.492444	-16.07%	0
2017	17.879854	23.225623	29.90%	0
2016	19.110762	17.879854	-6.44%	0
2015	19.158542	19.110762	-0.25%	0
2014	20.479852	19.158542	-6.45%	0
2013	16.899395	20.479852	21.19%	0
2012	14.089025	16.899395	19.95%	0
2011	16.179449	14.089025	-12.92%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.668131	29.727018	0.20%	26,464
2019	23.203821	29.668131	27.86%	39,130
2018	26.891231	23.203821	-13.71%	45,569
2017	24.318274	26.891231	10.58%	46,264
2016	19.993686	24.318274	21.63%	64,273
2015	20.489197	19.993686	-2.42%	40,038
2014	17.776690	20.489197	15.26%	95,672
2013	13.800221	17.776690	28.81%	118,392
2012	11.983301	13.800221	15.16%	124,649
2011	12.188624	11.983301	-1.68%	136,489
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	43.433671	43.419526	-0.03%	0
2019	34.535920	43.433671	25.76%	0
2018	38.400619	34.535920	-10.06%	0
2017	35.667434	38.400619	7.66%	0
2016	29.902662	35.667434	19.28%	0
2015	31.425337	29.902662	-4.85%	0
2014	28.071049	31.425337	11.95%	0
2013	21.525284	28.071049	30.41%	0
2012	18.977164	21.525284	13.43%	0
2011	18.975946	18.977164	0.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.084822	30.85%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.959134	12.669762	5.94%	25,856
2019	10.516879	11.959134	13.71%	21,206
2018	10.939688	10.516879	-3.86%	12,167
2017	10.319435	10.939688	6.01%	10,316
2016	9.239041	10.319435	11.69%	6,295
2015*	10.000000	9.239041	-7.61%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.803625	11.609329	7.46%	35,915
2019	9.998200	10.803625	8.06%	26,375
2018	10.173147	9.998200	-1.72%	11,589
2017	9.956404	10.173147	2.18%	10,273
2016	9.815330	9.956404	1.44%	4,612
2015*	10.000000	9.815330	-1.85%	4,112
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.999707	15.379894	2.53%	20,659
2019	11.886960	14.999707	26.19%	20,813
2018	12.969548	11.886960	-8.35%	13,117
2017	11.245721	12.969548	15.33%	14,652
2016	9.787254	11.245721	14.90%	6,867
2015*	10.000000	9.787254	-2.13%	719
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.871635	22.551912	19.50%	77,626
2019	16.188025	18.871635	16.58%	85,391
2018	17.693395	16.188025	-8.51%	105,832
2017	15.717097	17.693395	12.57%	146,097
2016	15.293505	15.717097	2.77%	137,613
2015	15.604181	15.293505	-1.99%	186,697
2014	15.463001	15.604181	0.91%	210,076
2013	13.651231	15.463001	13.27%	258,374
2012	12.539643	13.651231	8.86%	238,678
2011	13.144517	12.539643	-4.60%	223,472
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.547730	14.464529	6.77%	23,331
2019	11.417583	13.547730	18.66%	24,610
2018	13.679240	11.417583	-16.53%	28,715
2017	12.010597	13.679240	13.89%	31,670
2016	10.530718	12.010597	14.05%	12,143
2015	10.911642	10.530718	-3.49%	10,891
2014*	10.000000	10.911642	9.12%	7,224
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.793694	41.395758	9.53%	63,511
2019	31.236889	37.793694	20.99%	73,972
2018	34.665556	31.236889	-9.89%	83,245
2017	31.150999	34.665556	11.28%	79,423
2016	25.026297	31.150999	24.47%	82,604
2015	25.882004	25.026297	-3.31%	78,140
2014	24.869735	25.882004	4.07%	102,303
2013	17.852351	24.869735	39.31%	127,531
2012	15.580463	17.852351	14.58%	129,515
2011	15.649449	15.580463	-0.44%	155,069

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	39.636443	46.306472	16.83%	1,020,378
2019	30.519607	39.636443	29.87%	1,172,104
2018	32.328096	30.519607	-5.59%	1,320,959
2017	26.866771	32.328096	20.33%	1,474,336
2016	24.293415	26.866771	10.59%	1,640,552
2015	24.270104	24.293415	0.10%	1,841,440
2014	21.613753	24.270104	12.29%	2,064,487
2013	16.535927	21.613753	30.71%	2,324,183
2012	14.432061	16.535927	14.58%	2,612,721
2011	14.308870	14.432061	0.86%	3,100,298
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	30.087332	36.978118	22.90%	134,625
2019	22.619489	30.087332	33.02%	152,856
2018	23.901355	22.619489	-5.36%	175,748
2017	20.932403	23.901355	14.18%	209,991
2016	19.156131	20.932403	9.27%	228,620
2015	19.988186	19.156131	-4.16%	278,333
2014	17.796040	19.988186	12.32%	322,420
2013	13.380390	17.796040	33.00%	352,263
2012	12.070442	13.380390	10.85%	401,210
2011	12.083213	12.070442	-0.11%	504,512
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	39.540452	48.418333	22.45%	168,852
2019	29.346581	39.540452	34.74%	185,506
2018	31.825387	29.346581	-7.79%	200,552
2017	25.245685	31.825387	26.06%	227,167
2016	23.632144	25.245685	6.83%	254,199
2015	24.475002	23.632144	-3.44%	287,904
2014	22.871538	24.475002	7.01%	339,588
2013	19.076675	22.871538	19.89%	379,603
2012	17.449767	19.076675	9.32%	469,264
2011	16.168539	17.449767	7.92%	528,060
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	23.422630	27.801194	18.69%	0
2019	19.428105	23.422630	20.56%	0
2018	24.252094	19.428105	-19.89%	0
2017	19.647384	24.252094	23.44%	0
2016	16.951497	19.647384	15.90%	0
2015	17.521677	16.951497	-3.25%	0
2014	17.420910	17.521677	0.58%	0
2013	11.845831	17.420910	47.06%	0
2012	9.924849	11.845831	19.36%	0
2011	11.636020	9.924849	-14.71%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.212856	11.800811	5.24%	6,611
2019	9.720126	11.212856	15.36%	30,786
2018	10.227850	9.720126	-4.96%	1,032
2017*	10.000000	10.227850	2.28%	1,272
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.720181	17.161127	-3.15%	8,992
2019	14.014466	17.720181	26.44%	18,691
2018	17.044916	14.014466	-17.78%	18,725
2017	15.405275	17.044916	10.64%	14,509
2016	11.870448	15.405275	29.78%	15,375
2015	12.818720	11.870448	-7.40%	11,337
2014	12.259406	12.818720	4.56%	9,194
2013*	10.000000	12.259406	22.59%	6,000
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.275298	11.385712	0.98%	33,888
2019	10.636274	11.275298	6.01%	47,902
2018	10.753538	10.636274	-1.09%	137,467
2017	10.500393	10.753538	2.41%	92,281
2016	9.735259	10.500393	7.86%	105,469
2015	9.932141	9.735259	-1.98%	12,909
2014*	10.000000	9.932141	-0.68%	148,714
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	21.069545	22.552403	7.04%	176,960
2019	19.445985	21.069545	8.35%	188,344
2018	19.760652	19.445985	-1.59%	212,009
2017	19.185486	19.760652	3.00%	233,756
2016	18.664970	19.185486	2.79%	256,643
2015	18.899515	18.664970	-1.24%	289,766
2014	18.392764	18.899515	2.76%	339,674
2013	18.388240	18.392764	0.02%	376,672
2012	16.928626	18.388240	8.62%	453,489
2011	16.719227	16.928626	1.25%	507,129
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.566990	13.691570	29.57%	16,153
2019	8.261826	10.566990	27.90%	16,048
2018*	10.000000	8.261826	-17.38%	6,686

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.305363	20.368151	11.27%	18,430
2019	15.940012	18.305363	14.84%	19,537
2018	16.791079	15.940012	-5.07%	40,217
2017	15.010229	16.791079	11.86%	42,864
2016	14.401391	15.010229	4.23%	54,658
2015	14.592354	14.401391	-1.31%	59,009
2014	14.125376	14.592354	3.31%	72,934
2013	12.582873	14.125376	12.26%	87,277
2012	11.380433	12.582873	10.57%	113,752
2011	11.527901	11.380433	-1.28%	102,392
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	19.092878	21.721321	13.77%	111,729
2019	16.070257	19.092878	18.81%	117,058
2018	17.265470	16.070257	-6.92%	123,313
2017	14.973187	17.265470	15.31%	121,994
2016	14.262218	14.973187	4.98%	109,549
2015	14.459262	14.262218	-1.36%	105,247
2014	13.954439	14.459262	3.62%	122,677
2013	12.155915	13.954439	14.80%	123,919
2012	10.848307	12.155915	12.05%	128,351
2011	11.082298	10.848307	-2.11%	119,934
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.488864	23.682986	15.59%	56,121
2019	16.639986	20.488864	23.13%	57,216
2018	18.247750	16.639986	-8.81%	53,988
2017	15.255690	18.247750	19.61%	65,023
2016	14.466152	15.255690	5.46%	61,740
2015	14.661531	14.466152	-1.33%	85,431
2014	14.123048	14.661531	3.81%	117,469
2013	11.741595	14.123048	20.28%	143,498
2012	10.270382	11.741595	14.32%	197,838
2011	10.661357	10.270382	-3.67%	206,459
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.971965	16.892927	20.91%	208,876
2019	11.370974	13.971965	22.87%	59,410
2018	12.020293	11.370974	-5.40%	33,129
2017	10.456232	12.020293	14.96%	41,039
2016*	10.000000	10.456232	4.56%	3,832

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	53.163660	68.648499	29.13%	0
2019	40.852760	53.163660	30.13%	0
2018	44.130525	40.852760	-7.43%	0
2017	36.608108	44.130525	20.55%	0
2016	34.265810	36.608108	6.84%	0
2015	34.419911	34.265810	-0.45%	0
2014	31.093398	34.419911	10.70%	0
2013	23.948501	31.093398	29.83%	0
2012	20.799007	23.948501	15.14%	0
2011	21.577664	20.799007	-3.61%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.032969	14.225036	28.93%	31,314
2019*	10.000000	11.032969	10.33%	8,244
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.797974	5.845961	-33.55%	46,054
2019	8.091902	8.797974	8.73%	58,457
2018	10.865150	8.091902	-25.52%	86,687
2017	11.287858	10.865150	-3.74%	92,404
2016	8.540066	11.287858	32.18%	137,267
2015	10.885073	8.540066	-21.54%	141,129
2014	12.604111	10.885073	-13.64%	157,871
2013	10.255217	12.604111	22.90%	163,673
2012	9.890772	10.255217	3.68%	227,641
2011	10.538412	9.890772	-6.15%	271,480
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.825404	34.624305	5.48%	642,602
2019	26.041264	32.825404	26.05%	756,361
2018	28.718204	26.041264	-9.32%	829,198
2017	25.714838	28.718204	11.68%	942,881
2016	22.029907	25.714838	16.73%	1,067,829
2015	23.201027	22.029907	-5.05%	1,178,988
2014	21.570274	23.201027	7.56%	1,354,910
2013	17.020355	21.570274	26.73%	1,538,102
2012	14.671056	17.020355	16.01%	1,785,509
2011	14.692756	14.671056	-0.15%	2,155,634
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.035729	16.015778	6.52%	10,370
2019	11.711571	15.035729	28.38%	16,649
2018	13.028134	11.711571	-10.11%	3,951
2017	11.284782	13.028134	15.45%	8,209
2016*	10.000000	11.284782	12.85%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	40.179113	67.023431	66.81%	0
2019	28.845465	40.179113	39.29%	0
2018	25.936414	28.845465	11.22%	0
2017	19.492205	25.936414	33.06%	0
2016	19.640064	19.492205	-0.75%	0
2015	18.807518	19.640064	4.43%	0
2014	16.946463	18.807518	10.98%	0
2013	12.424045	16.946463	36.40%	0
2012	10.505213	12.424045	18.27%	0
2011	10.384689	10.505213	1.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	43.756115	62.270602	42.31%	601,335
2019	32.938237	43.756115	32.84%	693,509
2018	33.364660	32.938237	-1.28%	763,690
2017	24.962997	33.364660	33.66%	868,021
2016	25.035799	24.962997	-0.29%	978,757
2015	23.622665	25.035799	5.98%	1,143,308
2014	21.460257	23.622665	10.08%	1,273,501
2013	15.915119	21.460257	34.84%	1,397,161
2012	14.034839	15.915119	13.40%	1,631,711
2011	14.156321	14.034839	-0.86%	1,953,914
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.584093	19.901813	1.62%	229,242
2019	17.213634	19.584093	13.77%	278,297
2018	18.037919	17.213634	-4.57%	304,679
2017	17.016397	18.037919	6.00%	330,795
2016	15.027964	17.016397	13.23%	377,199
2015	15.772126	15.027964	-4.72%	440,688
2014	15.762063	15.772126	0.06%	375,152
2013	15.037984	15.762063	4.82%	426,617
2012	13.301930	15.037984	13.05%	508,807
2011	12.928451	13.301930	2.89%	573,768
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.693246	18.055851	8.16%	235,944
2019	15.387577	16.693246	8.49%	205,003
2018	15.642757	15.387577	-1.63%	161,448
2017	15.169549	15.642757	3.12%	173,227
2016	14.644600	15.169549	3.58%	200,097
2015	14.897659	14.644600	-1.70%	211,817
2014	14.229382	14.897659	4.70%	239,982
2013	14.649928	14.229382	-2.87%	276,800
2012	13.991130	14.649928	4.71%	343,956
2011	13.181865	13.991130	6.14%	422,486

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.667014	26.488370	16.86%	89,103
2019	18.562068	22.667014	22.11%	102,441
2018	21.966424	18.562068	-15.50%	120,512
2017	18.381951	21.966424	19.50%	139,152
2016	16.561127	18.381951	10.99%	144,596
2015	16.983121	16.561127	-2.48%	173,571
2014	16.153726	16.983121	5.13%	202,554
2013	11.992168	16.153726	34.70%	235,519
2012	10.556458	11.992168	13.60%	307,843
2011	11.942772	10.556458	-11.61%	388,311
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.958709	26.250842	14.34%	113,249
2019	18.163963	22.958709	26.40%	123,423
2018	21.557234	18.163963	-15.74%	148,575
2017	16.736198	21.557234	28.81%	165,228
2016	17.817304	16.736198	-6.07%	197,853
2015	17.390273	17.817304	2.46%	242,565
2014	19.126852	17.390273	-9.08%	166,220
2013	14.818598	19.126852	29.07%	190,621
2012	12.417831	14.818598	19.33%	219,733
2011	15.153734	12.417831	-18.05%	251,311
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.520490	10.630825	-7.72%	4,854
2019	9.464773	11.520490	21.72%	7,037
2018	10.220635	9.464773	-7.40%	3,067
2017*	10.000000	10.220635	2.21%	645
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.321289	33.544221	7.10%	13,402
2019	23.558987	31.321289	32.95%	18,981
2018	28.787456	23.558987	-18.16%	18,741
2017	24.391698	28.787456	18.02%	20,427
2016	22.504288	24.391698	8.39%	21,847
2015	23.447882	22.504288	-4.02%	28,945
2014	22.199072	23.447882	5.63%	44,347
2013	17.189771	22.199072	29.14%	58,653
2012	13.661389	17.189771	25.83%	76,384
2011	15.138605	13.661389	-9.76%	90,570

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.817669	17.498419	10.63%	6,445
2019	13.330183	15.817669	18.66%	5,967
2018	14.903583	13.330183	-10.56%	8,292
2017	13.443396	14.903583	10.86%	12,095
2016	11.997500	13.443396	12.05%	13,900
2015	12.921518	11.997500	-7.15%	26,222
2014	12.690594	12.921518	1.82%	31,787
2013	10.356869	12.690594	22.53%	49,494
2012	9.070900	10.356869	14.18%	42,034
2011	9.305820	9.070900	-2.52%	68,180
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.348279	19.287680	-0.31%	144,807
2019	16.839495	19.348279	14.90%	158,722
2018	17.775597	16.839495	-5.27%	169,257
2017	16.371076	17.775597	8.58%	217,732
2016	14.502291	16.371076	12.89%	292,536
2015	15.760581	14.502291	-7.98%	301,522
2014	15.217360	15.760581	3.57%	450,798
2013	13.490332	15.217360	12.80%	465,775
2012	12.096411	13.490332	11.52%	454,445
2011	11.933820	12.096411	1.36%	414,307
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	22.171861	23.089101	4.14%	31,276
2019	17.725495	22.171861	25.08%	42,577
2018	20.551925	17.725495	-13.75%	50,576
2017	18.760613	20.551925	9.55%	60,189
2016	14.555609	18.760613	28.89%	73,352
2015	15.875348	14.555609	-8.31%	60,720
2014	15.944640	15.875348	-0.43%	72,867
2013	11.821668	15.944640	34.88%	83,718
2012	10.086639	11.821668	17.20%	99,323
2011	10.586383	10.086639	-4.72%	148,314
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.597401	14.614542	16.01%	35,699
2019	10.043384	12.597401	25.43%	41,462
2018	12.048490	10.043384	-16.64%	48,313
2017	8.667423	12.048490	39.01%	58,825
2016	7.454544	8.667423	16.27%	55,055
2015	9.365850	7.454544	-20.41%	53,816
2014*	10.000000	9.365850	-6.34%	54,383

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	19.103765	18.739522	-1.91%	0
2019	17.101378	19.103765	11.71%	0
2018	20.388173	17.101378	-16.12%	0
2017	17.598288	20.388173	15.85%	0
2016	16.536968	17.598288	6.42%	0
2015	17.828677	16.536968	-7.25%	0
2014	20.208851	17.828677	-11.78%	0
2013	16.559049	20.208851	22.04%	0
2012	14.103886	16.559049	17.41%	0
2011	15.907609	14.103886	-11.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.181335	8.984265	-2.15%	37,934
2019	8.241496	9.181335	11.40%	45,508
2018	9.845574	8.241496	-16.29%	62,000
2017	8.522145	9.845574	15.53%	64,183
2016	8.031699	8.522145	6.11%	80,921
2015	8.676128	8.031699	-7.43%	78,816
2014*	10.000000	8.676128	-13.24%	99,912
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.947079	9.327526	-6.23%	149,048
2019	9.849294	9.947079	0.99%	191,277
2018	9.760190	9.849294	0.91%	235,446
2017	9.672247	9.760190	0.91%	243,230
2016	9.490797	9.672247	1.91%	276,612
2015	10.017907	9.490797	-5.26%	329,260
2014*	10.000000	10.017907	0.18%	394,834
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.415193	13.827353	3.07%	0
2019	12.105698	13.415193	10.82%	0
2018	12.782888	12.105698	-5.30%	0
2017	11.414969	12.782888	11.98%	0
2016	11.050647	11.414969	3.30%	0
2015	11.851691	11.050647	-6.76%	0
2014	11.517013	11.851691	2.91%	0
2013	10.243635	11.517013	12.43%	0
2012*	10.000000	10.243635	2.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.153790	10.727705	5.65%	951
2019	9.424901	10.153790	7.73%	0
2018*	10.000000	9.424901	-5.75%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.247767	10.894848	6.31%	0
2019	9.857122	10.247767	3.96%	0
2018	10.489535	9.857122	-6.03%	0
2017	10.219683	10.489535	2.64%	0
2016	10.372805	10.219683	-1.48%	10,783
2015	10.287394	10.372805	0.83%	19,547
2014	9.928680	10.287394	3.61%	4,931
2013*	10.000000	9.928680	-0.71%	3,744
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.397336	17.312861	5.58%	0
2019	13.643183	16.397336	20.19%	0
2018	15.007738	13.643183	-9.09%	0
2017	13.175045	15.007738	13.91%	0
2016	12.056778	13.175045	9.28%	0
2015	12.260247	12.056778	-1.66%	0
2014	11.793902	12.260247	3.95%	0
2013	9.987008	11.793902	18.09%	0
2012	8.654107	9.987008	15.40%	0
2011	10.382387	8.654107	-16.65%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.790634	31.114469	30.78%	0
2019	18.108809	23.790634	31.38%	0
2018	19.691282	18.108809	-8.04%	0
2017	15.953939	19.691282	23.43%	0
2016	14.831305	15.953939	7.57%	0
2015	14.993013	14.831305	-1.08%	0
2014	13.396296	14.993013	11.92%	0
2013	10.367414	13.396296	29.22%	0
2012	9.044186	10.367414	14.63%	0
2011	9.548458	9.044186	-5.28%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	20.224040	22.541913	11.46%	0
2019	17.008082	20.224040	18.91%	0
2018	18.224717	17.008082	-6.68%	0
2017	16.092958	18.224717	13.25%	0
2016	15.048940	16.092958	6.94%	0
2015	15.184676	15.048940	-0.89%	0
2014	14.373520	15.184676	5.64%	0
2013	12.698918	14.373520	13.19%	0
2012	11.323016	12.698918	12.15%	0
2011	11.362866	11.323016	-0.35%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	23.125228	23.323440	0.86%	0
2019	18.877478	23.125228	22.50%	0
2018	21.336160	18.877478	-11.52%	0
2017	18.776813	21.336160	13.63%	0
2016	15.455336	18.776813	21.49%	0
2015	16.381490	15.455336	-5.65%	0
2014	15.376605	16.381490	6.54%	0
2013	11.659492	15.376605	31.88%	0
2012	10.196686	11.659492	14.35%	0
2011	10.767455	10.196686	-5.30%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.517389	22.290916	3.59%	0
2019	19.456381	21.517389	10.59%	0
2018	20.498905	19.456381	-5.09%	0
2017	19.490437	20.498905	5.17%	0
2016	16.752081	19.490437	16.35%	0
2015	17.617617	16.752081	-4.91%	0
2014	17.359213	17.617617	1.49%	0
2013	16.329086	17.359213	6.31%	0
2012	14.359514	16.329086	13.72%	0
2011	14.509589	14.359514	-1.03%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.676442	24.192615	-1.96%	0
2019	20.334611	24.676442	21.35%	0
2018	23.519948	20.334611	-13.54%	0
2017	22.909617	23.519948	2.66%	0
2016	18.277499	22.909617	25.34%	0
2015	19.770584	18.277499	-7.55%	0
2014	20.250000	19.770584	-2.37%	0
2013	14.952790	20.250000	35.43%	0
2012	12.638651	14.952790	18.31%	0
2011	13.382751	12.638651	-5.56%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	25.215695	26.037301	3.26%	0
2019	20.102818	25.215695	25.43%	0
2018	23.334585	20.102818	-13.85%	0
2017	20.728127	23.334585	12.57%	0
2016	16.517743	20.728127	25.49%	0
2015	17.900738	16.517743	-7.73%	0
2014	17.917929	17.900738	-0.10%	0
2013	13.575153	17.917929	31.99%	0
2012	11.708263	13.575153	15.95%	0
2011	12.784412	11.708263	-8.42%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	23.175556	30.245319	30.51%	0
2019	18.626286	23.175556	24.42%	0
2018	20.977164	18.626286	-11.21%	0
2017	17.313577	20.977164	21.16%	0
2016	15.414021	17.313577	12.32%	0
2015	15.773886	15.414021	-2.28%	0
2014	14.644322	15.773886	7.71%	0
2013	10.465888	14.644322	39.92%	0
2012	9.476811	10.465888	10.44%	0
2011	9.763610	9.476811	-2.94%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	26.337964	35.949943	36.49%	0
2019	19.865353	26.337964	32.58%	0
2018	20.823939	19.865353	-4.60%	0
2017	16.166488	20.823939	28.81%	0
2016	15.019525	16.166488	7.64%	0
2015	14.381642	15.019525	4.44%	0
2014	12.606107	14.381642	14.08%	0
2013	9.926740	12.606107	26.99%	0
2012	9.056854	9.926740	9.60%	0
2011	9.561356	9.056854	-5.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.721794	34.840756	40.93%	0
2019	18.259887	24.721794	35.39%	0
2018	19.139005	18.259887	-4.59%	0
2017	15.181022	19.139005	26.07%	0
2016	14.993922	15.181022	1.25%	0
2015	14.423235	14.993922	3.96%	0
2014	13.435047	14.423235	7.36%	0
2013	9.683891	13.435047	38.74%	0
2012*	10.000000	9.683891	-3.16%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.247283	34.086218	40.58%	4,222
2019	17.952684	24.247283	35.06%	5,215
2018	18.869082	17.952684	-4.86%	12,320
2017	15.003991	18.869082	25.76%	13,108
2016	14.855524	15.003991	1.00%	1,218
2015	14.325114	14.855524	3.70%	12,551
2014	13.377090	14.325114	7.09%	4,276
2013	9.665675	13.377090	38.40%	860
2012*	10.000000	9.665675	-3.34%	612

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.409442	51.938196	35.22%	0
2019	28.486472	38.409442	34.83%	0
2018	30.524614	28.486472	-6.68%	0
2017	24.309123	30.524614	25.57%	0
2016	25.106974	24.309123	-3.18%	0
2015	24.492693	25.106974	2.51%	0
2014	21.436954	24.492693	14.25%	0
2013	16.689922	21.436954	28.44%	0
2012	14.773106	16.689922	12.98%	0
2011	15.095505	14.773106	-2.14%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	27.098216	30.542992	12.71%	0
2019	21.224418	27.098216	27.67%	0
2018	23.663279	21.224418	-10.31%	0
2017	21.119207	23.663279	12.05%	0
2016	19.346278	21.119207	9.16%	0
2015	20.738304	19.346278	-6.71%	0
2014	19.369872	20.738304	7.06%	0
2013	15.137803	19.369872	27.96%	0
2012	13.427092	15.137803	12.74%	0
2011	13.571016	13.427092	-1.06%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	34.442492	47.972283	39.28%	210,232
2019	24.963845	34.442492	37.97%	233,788
2018	26.850676	24.963845	-7.03%	255,901
2017	21.058124	26.850676	27.51%	280,221
2016	20.785061	21.058124	1.31%	320,533
2015	19.693998	20.785061	5.54%	357,620
2014	18.805197	19.693998	4.73%	404,138
2013	13.968575	18.805197	34.63%	468,366
2012	12.117091	13.968575	15.28%	545,513
2011	12.106591	12.117091	0.09%	684,652
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.692119	46.92%	5,632
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.639039	19.200548	8.85%	0
2019	14.802598	17.639039	19.16%	0
2018	16.523439	14.802598	-10.41%	0
2017	15.031701	16.523439	9.92%	0
2016	13.188380	15.031701	13.98%	0
2015	13.634328	13.188380	-3.27%	0
2014	12.630917	13.634328	7.94%	0
2013	10.191850	12.630917	23.93%	0
2012	9.144944	10.191850	11.45%	0
2011*	10.000000	9.144944	-8.55%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	30.035887	37.953848	26.36%	187,313
2019	23.021362	30.035887	30.47%	216,690
2018	26.785584	23.021362	-14.05%	242,351
2017	19.796818	26.785584	35.30%	283,720
2016	19.979869	19.796818	-0.92%	307,170
2015	19.415910	19.979869	2.90%	369,710
2014	19.172548	19.415910	1.27%	441,841
2013	15.212183	19.172548	26.03%	173,515
2012	12.671575	15.212183	20.05%	225,181
2011	13.956325	12.671575	-9.21%	276,637
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.757081	14.546031	-13.19%	0
2019	13.761274	16.757081	21.77%	0
2018	14.812221	13.761274	-7.10%	0
2017	13.234455	14.812221	11.92%	0
2016	13.100579	13.234455	1.02%	0
2015	13.431716	13.100579	-2.47%	0
2014	11.836795	13.431716	13.47%	0
2013	11.640517	11.836795	1.69%	0
2012	9.177594	11.640517	26.84%	0
2011	9.915507	9.177594	-7.44%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.401610	11.671448	2.37%	21,933
2019	10.393873	11.401610	9.70%	30,378
2018	10.982397	10.393873	-5.36%	25,464
2017	10.438293	10.982397	5.21%	18,906
2016	9.896891	10.438293	5.47%	19,908
2015	10.228057	9.896891	-3.24%	20,838
2014	10.046185	10.228057	1.81%	24,082
2013	10.161111	10.046185	-1.13%	24,778
2012*	10.000000	10.161111	1.61%	14,250
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	30.115836	34.125799	13.32%	0
2019	22.957782	30.115836	31.18%	0
2018	22.983011	22.957782	-0.11%	0
2017	20.042454	22.983011	14.67%	0
2016	22.864921	20.042454	-12.34%	0
2015	22.387739	22.864921	2.13%	0
2014	18.897005	22.387739	18.47%	0
2013	13.581595	18.897005	39.14%	0
2012	11.347608	13.581595	19.69%	0
2011	11.026473	11.347608	2.91%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	29.391373	33.169713	12.86%	0
2019	23.090647	29.391373	27.29%	0
2018	27.433676	23.090647	-15.83%	0
2017	22.528014	27.433676	21.78%	0
2016	22.858173	22.528014	-1.44%	0
2015	23.643080	22.858173	-3.32%	0
2014	23.803004	23.643080	-0.67%	0
2013	20.202269	23.803004	17.82%	0
2012	17.663283	20.202269	14.37%	0
2011	19.131046	17.663283	-7.67%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.557863	35.598251	12.80%	346,985
2019	24.134126	31.557863	30.76%	395,996
2018	26.466460	24.134126	-8.81%	465,130
2017	22.866431	26.466460	15.74%	541,041
2016	20.692867	22.866431	10.50%	622,789
2015	20.228616	20.692867	2.30%	702,074
2014	18.457395	20.228616	9.60%	829,609
2013	14.148364	18.457395	30.46%	939,220
2012	12.228480	14.148364	15.70%	1,091,621
2011	12.353526	12.228480	-1.01%	1,296,587
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	17.085735	18.427118	7.85%	0
2019	13.802533	17.085735	23.79%	0
2018	15.772259	13.802533	-12.49%	0
2017	13.895084	15.772259	13.51%	0
2016	12.402556	13.895084	12.03%	0
2015	13.088082	12.402556	-5.24%	0
2014	12.691100	13.088082	3.13%	0
2013	9.978871	12.691100	27.18%	0
2012*	10.000000	9.978871	-0.21%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.966198	28.454897	18.73%	31,182
2019	19.141396	23.966198	25.21%	35,455
2018	21.561793	19.141396	-11.23%	47,009
2017	19.078197	21.561793	13.02%	55,784
2016	16.323504	19.078197	16.88%	59,674
2015	17.522035	16.323504	-6.84%	60,853
2014	15.812087	17.522035	10.81%	87,723
2013	11.326201	15.812087	39.61%	80,203
2012	9.696709	11.326201	16.80%	90,599
2011	10.016048	9.696709	-3.19%	117,080

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.239070	13.467955	19.83%	9,005
2019	8.872553	11.239070	26.67%	9,727
2018	11.140931	8.872553	-20.36%	10,113
2017	8.899642	11.140931	25.18%	9,337
2016	9.240203	8.899642	-3.69%	7,127
2015	9.052368	9.240203	2.07%	4,677
2014*	10.000000	9.052368	-9.48%	1,392
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.852114	39.291934	12.74%	23,843
2019	28.908453	34.852114	20.56%	26,095
2018	30.881746	28.908453	-6.39%	28,160
2017	26.373615	30.881746	17.09%	33,710
2016	27.341469	26.373615	-3.54%	40,375
2015	30.132659	27.341469	-9.26%	64,077
2014	32.128617	30.132659	-6.21%	85,017
2013	25.935111	32.128617	23.88%	100,368
2012	21.982347	25.935111	17.98%	102,025
2011	23.928189	21.982347	-8.13%	124,982
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	32.079445	33.672981	4.97%	8,606
2019	29.141752	32.079445	10.08%	10,557
2018	30.073764	29.141752	-3.10%	16,208
2017	28.475009	30.073764	5.61%	14,270
2016	24.754880	28.475009	15.03%	14,825
2015	26.744660	24.754880	-7.44%	14,548
2014	26.509889	26.744660	0.89%	35,084
2013	24.233318	26.509889	9.39%	62,436
2012	20.632554	24.233318	17.45%	19,110
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	41.087892	60.609847	47.51%	8,910
2019	30.087452	41.087892	36.56%	7,804
2018	30.410788	30.087452	-1.06%	7,247
2017	24.206520	30.410788	25.63%	4,003
2016	23.041229	24.206520	5.06%	3,632
2015	24.701715	23.041229	-6.72%	3,580
2014	23.130939	24.701715	6.79%	3,827
2013	17.981332	23.130939	28.64%	4,313
2012	15.994502	17.981332	12.42%	3,534
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.735082	11.717213	9.15%	83,326
2019	9.922907	10.735082	8.18%	39,962
2018	10.154307	9.922907	-2.28%	41,018
2017	9.923862	10.154307	2.32%	12,832
2016	9.805966	9.923862	1.20%	12,897
2015*	10.000000	9.805966	-1.94%	1,063

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.851408	42.465429	37.65%	442,189
2019	22.771311	30.851408	35.48%	489,141
2018	22.613897	22.771311	0.70%	568,031
2017	17.571050	22.613897	28.70%	625,277
2016	17.409873	17.571050	0.93%	719,759
2015	15.710349	17.409873	10.82%	870,061
2014	14.630190	15.710349	7.38%	967,984
2013	11.290688	14.630190	29.58%	1,094,440
2012	9.208092	11.290688	22.62%	1,306,455
2011	9.994720	9.208092	-7.87%	1,522,206
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	19.120779	28.532579	49.22%	349,687
2019	13.336523	19.120779	43.37%	368,205
2018	13.350616	13.336523	-0.11%	442,734
2017	9.305577	13.350616	43.47%	492,521
2016	8.255789	9.305577	12.72%	472,544
2015	7.968974	8.255789	3.60%	561,344
2014	7.361377	7.968974	8.25%	647,401
2013	5.492041	7.361377	34.04%	747,475
2012	4.656048	5.492041	17.95%	927,724
2011	5.148743	4.656048	-9.57%	755,557
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.986935	17.214345	14.86%	299,815
2019	11.947528	14.986935	25.44%	335,044
2018	14.221543	11.947528	-15.99%	390,719
2017	10.981867	14.221543	29.50%	445,182
2016	11.890014	10.981867	-7.64%	520,116
2015	13.169612	11.890014	-9.72%	619,409
2014	15.134062	13.169612	-12.98%	760,250
2013	13.376555	15.134062	13.14%	820,014
2012	11.938394	13.376555	12.05%	1,048,405
2011	17.822175	11.938394	-33.01%	730,101
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.626041	35.400244	-0.63%	60,323
2019	28.388742	35.626041	25.49%	68,042
2018	32.527108	28.388742	-12.72%	74,527
2017	28.879606	32.527108	12.63%	86,775
2016	25.433092	28.879606	13.55%	100,304
2015	26.390745	25.433092	-3.63%	106,719
2014	23.158701	26.390745	13.96%	124,083
2013	17.681294	23.158701	30.98%	124,706
2012	14.836997	17.681294	19.17%	108,531
2011	14.669565	14.836997	1.14%	94,318

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.697900	10.455881	-2.26%	13,622
2019	9.146582	10.697900	16.96%	14,398
2018	11.344706	9.146582	-19.38%	15,714
2017	8.964482	11.344706	26.55%	6,737
2016	7.496940	8.964482	19.58%	7,063
2015	9.472473	7.496940	-20.86%	9,512
2014*	10.000000	9.472473	-5.28%	8,548
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.806859	11.493369	6.35%	10,455
2019	10.069215	10.806859	7.33%	16,276
2018	10.276977	10.069215	-2.02%	9,483
2017	9.994342	10.276977	2.83%	9,636
2016*	10.000000	9.994342	-0.06%	4,156
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.304355	33.588385	44.13%	10,899
2019	16.662367	23.304355	39.86%	10,463
2018	17.125688	16.662367	-2.71%	11,161
2017	13.692641	17.125688	25.07%	5,052
2016	12.712083	13.692641	7.71%	3,695
2015	13.122039	12.712083	-3.12%	5,113
2014	14.328410	13.122039	-8.42%	7,473
2013	10.248742	14.328410	39.81%	17,798
2012*	10.000000	10.248742	2.49%	5,199
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.373576	25.928867	2.19%	94,379
2019	19.790515	25.373576	28.21%	100,706
2018	22.301218	19.790515	-11.26%	131,983
2017	19.195716	22.301218	16.18%	169,766
2016	17.041474	19.195716	12.64%	195,949
2015	17.375901	17.041474	-1.92%	168,456
2014	15.926542	17.375901	9.10%	195,218
2013	11.864212	15.926542	34.24%	233,184
2012	10.341809	11.864212	14.72%	277,466
2011	10.495001	10.341809	-1.46%	277,144
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.880036	12.440879	14.35%	5,008
2019*	10.000000	10.880036	8.80%	355

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.970647	27.336086	19.00%	75,407
2019	18.465668	22.970647	24.40%	87,250
2018	20.662498	18.465668	-10.63%	99,054
2017	16.456961	20.662498	25.55%	111,519
2016	16.007842	16.456961	2.81%	115,345
2015	15.208352	16.007842	5.26%	129,364
2014	15.189923	15.208352	0.12%	89,892
2013	12.021326	15.189923	26.36%	89,239
2012	10.474326	12.021326	14.77%	49,906
2011	10.771336	10.474326	-2.76%	23,696
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.349339	33.49%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.662432	36.62%	896
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.615965	16.665561	6.72%	18,347
2019	14.225912	15.615965	9.77%	20,704
2018	14.464596	14.225912	-1.65%	15,896
2017	13.751770	14.464596	5.18%	20,323
2016	13.090346	13.751770	5.05%	19,093
2015	13.309222	13.090346	-1.64%	8,192
2014	12.464559	13.309222	6.78%	50,242
2013	12.630488	12.464559	-1.31%	9,035
2012	11.657842	12.630488	8.34%	24,282
2011	11.145807	11.657842	4.59%	10,246
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	35.532768	37.128043	4.49%	12,970
2019	31.414523	35.532768	13.11%	15,546
2018	34.102048	31.414523	-7.88%	16,875
2017	31.396954	34.102048	8.62%	19,936
2016	28.685580	31.396954	9.45%	26,817
2015	29.302223	28.685580	-2.10%	28,305
2014	28.756364	29.302223	1.90%	30,195
2013	31.832058	28.756364	-9.66%	32,610
2012	27.258398	31.832058	16.78%	36,249
2011	25.723887	27.258398	5.97%	40,283
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.066180	11.774031	-2.42%	472
2019	9.531813	12.066180	26.59%	472
2018	10.453305	9.531813	-8.82%	472
2017	9.381749	10.453305	11.42%	12,141
2016	8.242584	9.381749	13.82%	11,236
2015*	10.000000	8.242584	-17.57%	233

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.809253	22.850235	9.81%	0
2019	17.847827	20.809253	16.59%	0
2018	19.283295	17.847827	-7.44%	0
2017	16.775257	19.283295	14.95%	0
2016	16.049230	16.775257	4.52%	0
2015	17.318927	16.049230	-7.33%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.576913	25.510893	13.00%	671
2019	18.390814	22.576913	22.76%	671
2018	20.014928	18.390814	-8.11%	671
2017	17.202834	20.014928	16.35%	671
2016	15.653600	17.202834	9.90%	1,481
2015	17.032434	15.653600	-8.10%	1,821
2014	17.567049	17.032434	-3.04%	4,357
2013	13.450849	17.567049	30.60%	5,647
2012	11.080003	13.450849	21.40%	2,389
2011	11.294578	11.080003	-1.90%	2,049
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.957294	35.824066	49.53%	199,448
2019	18.174596	23.957294	31.82%	219,036
2018	21.975889	18.174596	-17.30%	253,691
2017	17.648676	21.975889	24.52%	274,834
2016	18.212903	17.648676	-3.10%	301,521
2015	18.487694	18.212903	-1.49%	348,914
2014	18.864608	18.487694	-2.00%	394,558
2013	15.700986	18.864608	20.15%	0
2012	13.682106	15.700986	14.76%	0
2011	15.240751	13.682106	-10.23%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.967980	23.248763	10.88%	337,469
2019	17.535460	20.967980	19.57%	377,399
2018	18.641751	17.535460	-5.93%	379,638
2017	16.261388	18.641751	14.64%	400,198
2016	15.069046	16.261388	7.91%	396,176
2015	15.072919	15.069046	-0.03%	393,914
2014	14.501473	15.072919	3.94%	414,170
2013	11.881362	14.501473	22.05%	419,544
2012	10.371606	11.881362	14.56%	348,442
2011	10.379712	10.371606	-0.08%	327,554

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.109243	14.172880	8.11%	92,356
2019	12.150197	13.109243	7.89%	64,674
2018	12.406770	12.150197	-2.07%	65,805
2017	12.141796	12.406770	2.18%	67,549
2016	11.947450	12.141796	1.63%	65,440
2015	12.096069	11.947450	-1.23%	74,517
2014	11.638820	12.096069	3.93%	98,232
2013	12.066973	11.638820	-3.55%	104,323
2012	11.612405	12.066973	3.91%	128,676
2011	11.094374	11.612405	4.67%	174,624
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.874395	33.282469	28.63%	72,115
2019	19.391598	25.874395	33.43%	82,600
2018	21.626294	19.391598	-10.33%	91,509
2017	16.679124	21.626294	29.66%	101,115
2016	16.815667	16.679124	-0.81%	88,240
2015	15.942400	16.815667	5.48%	105,706
2014	15.813162	15.942400	0.82%	101,642
2013	12.416574	15.813162	27.36%	119,774
2012	10.273265	12.416574	20.86%	169,642
2011	11.442002	10.273265	-10.21%	173,277
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.835946	41.748825	49.98%	131,569
2019	21.581078	27.835946	28.98%	143,382
2018	21.944322	21.581078	-1.66%	159,545
2017	17.344180	21.944322	26.52%	176,592
2016	16.063002	17.344180	7.98%	170,809
2015	15.245408	16.063002	5.36%	196,590
2014	14.249892	15.245408	6.99%	191,289
2013	11.105420	14.249892	28.31%	224,060
2012	9.555100	11.105420	16.23%	250,044
2011	10.126149	9.555100	-5.64%	321,124
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	22.086701	24.725466	11.95%	103,037
2019	17.753130	22.086701	24.41%	244,435
2018	18.334045	17.753130	-3.17%	178,172
2017	15.188389	18.334045	20.71%	157,617
2016	13.810227	15.188389	9.98%	192,731
2015	13.799770	13.810227	0.08%	197,492
2014	12.645824	13.799770	9.13%	172,835
2013	9.606440	12.645824	31.64%	165,949
2012	8.289310	9.606440	15.89%	126,731
2011	8.564328	8.289310	-3.21%	129,510

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	22.042253	22.707799	3.02%	147,228
2019	20.394988	22.042253	8.08%	163,893
2018	21.096840	20.394988	-3.33%	175,912
2017	20.040522	21.096840	5.27%	215,073
2016	18.631398	20.040522	7.56%	245,406
2015	19.379711	18.631398	-3.86%	270,967
2014	18.843647	19.379711	2.84%	310,479
2013	19.250429	18.843647	-2.11%	348,269
2012	17.323276	19.250429	11.12%	429,562
2011	16.578115	17.323276	4.49%	472,149
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.803345	36.930496	9.25%	605,930
2019	26.406046	33.803345	28.01%	684,074
2018	26.675042	26.406046	-1.01%	750,259
2017	22.355613	26.675042	19.32%	847,650
2016	20.272036	22.355613	10.28%	949,098
2015	20.287026	20.272036	-0.07%	1,086,167
2014	18.272254	20.287026	11.03%	1,264,957
2013	14.078198	18.272254	29.79%	1,411,727
2012	12.450898	14.078198	13.07%	1,592,931
2011	12.510242	12.450898	-0.47%	1,903,905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.465196	30.229190	2.59%	78,533
2019	23.378006	29.465196	26.04%	89,394
2018	25.463101	23.378006	-8.19%	101,577
2017	21.796987	25.463101	16.82%	127,851
2016	18.675972	21.796987	16.71%	152,739
2015	20.132757	18.675972	-7.24%	205,746
2014	18.628231	20.132757	8.08%	258,322
2013	13.872254	18.628231	34.28%	259,138
2012	11.828607	13.872254	17.28%	272,052
2011	12.232254	11.828607	-3.30%	271,093
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.224193	13.862386	13.40%	4,104
2019	10.742227	12.224193	13.80%	4,282
2018	11.855620	10.742227	-9.39%	5,050
2017	10.111182	11.855620	17.25%	5,402
2016*	10.000000	10.111182	1.11%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.586385	19.597183	11.43%	16,643
2019	14.330410	17.586385	22.72%	17,563
2018	16.218746	14.330410	-11.64%	17,960
2017	13.674704	16.218746	18.60%	18,210
2016	12.746400	13.674704	7.28%	18,320
2015	13.104987	12.746400	-2.74%	18,533
2014	12.667705	13.104987	3.45%	18,252
2013	9.882693	12.667705	28.18%	18,712
2012	8.594467	9.882693	14.99%	18,715
2011	9.272542	8.594467	-7.31%	36,896
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.782009	17.136609	8.58%	56,516
2019	13.721415	15.782009	15.02%	88,626
2018	14.782238	13.721415	-7.18%	100,400
2017	13.325273	14.782238	10.93%	94,386
2016	12.684695	13.325273	5.05%	70,729
2015	12.949990	12.684695	-2.05%	87,105
2014	12.541812	12.949990	3.25%	120,543
2013	11.049008	12.541812	13.51%	120,737
2012	10.049334	11.049008	9.95%	107,625
2011	10.289034	10.049334	-2.33%	101,948
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.996394	18.755880	10.35%	16,101
2019	14.278128	16.996394	19.04%	16,166
2018	15.704616	14.278128	-9.08%	14,872
2017	13.697805	15.704616	14.65%	24,701
2016	12.891893	13.697805	6.25%	26,941
2015	13.197457	12.891893	-2.32%	29,883
2014	12.732652	13.197457	3.65%	50,031
2013	10.607594	12.732652	20.03%	50,284
2012	9.428661	10.607594	12.50%	57,886
2011	9.863782	9.428661	-4.41%	58,852
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.822044	14.722818	6.52%	52,027
2019	12.615518	13.822044	9.56%	51,267
2018	13.084505	12.615518	-3.58%	56,484
2017	12.426212	13.084505	5.30%	61,267
2016	11.997932	12.426212	3.57%	63,005
2015	12.208714	11.997932	-1.73%	68,859
2014	11.933860	12.208714	2.30%	77,078
2013	11.487739	11.933860	3.88%	74,303
2012	10.794592	11.487739	6.42%	73,381
2011	10.751710	10.794592	0.40%	145,153

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.819345	13.331003	3.99%	431
2019	11.373318	12.819345	12.71%	431
2018	12.355226	11.373318	-7.95%	431
2017	10.874053	12.355226	13.62%	431
2016	10.405415	10.874053	4.50%	431
2015	10.982069	10.405415	-5.25%	431
2014	10.847824	10.982069	1.24%	431
2013*	10.000000	10.847824	8.48%	431
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.336248	14.174538	6.29%	0
2019	11.671732	13.336248	14.26%	0
2018	12.687688	11.671732	-8.01%	0
2017	10.879866	12.687688	16.62%	0
2016	10.346694	10.879866	5.15%	0
2015	10.986990	10.346694	-5.83%	0
2014	10.986627	10.986990	0.00%	0
2013*	10.000000	10.986627	9.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.442642	18.018283	9.58%	109,699
2019	14.057989	16.442642	16.96%	123,809
2018	15.283857	14.057989	-8.02%	179,676
2017	13.545635	15.283857	12.83%	186,130
2016	12.818246	13.545635	5.67%	202,304
2015	13.087205	12.818246	-2.06%	271,959
2014	12.641659	13.087205	3.52%	297,600
2013	10.839429	12.641659	16.63%	329,596
2012	9.743861	10.839429	11.24%	329,703
2011	10.077149	9.743861	-3.31%	322,090
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.275848	19.199947	11.14%	16,992
2019	14.276543	17.275848	21.01%	17,214
2018	15.935985	14.276543	-10.41%	36,837
2017	13.633108	15.935985	16.89%	49,690
2016	12.798844	13.633108	6.52%	53,735
2015	13.126013	12.798844	-2.49%	56,113
2014	12.680153	13.126013	3.52%	71,176
2013	10.306222	12.680153	23.03%	77,999
2012	9.085382	10.306222	13.44%	96,871
2011	9.626676	9.085382	-5.62%	106,992

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.228145	16.441001	7.96%	51,395
2019	13.457360	15.228145	13.16%	53,919
2018	14.273947	13.457360	-5.72%	63,449
2017	13.120686	14.273947	8.79%	55,433
2016	12.502964	13.120686	4.94%	62,349
2015	12.765223	12.502964	-2.05%	72,357
2014	12.388432	12.765223	3.04%	76,060
2013	11.249311	12.388432	10.13%	65,048
2012	10.326071	11.249311	8.94%	73,973
2011	10.458440	10.326071	-1.27%	70,440
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.265252	16.936643	4.13%	8,139
2019	14.605785	16.265252	11.36%	10,039
2018	17.499752	14.605785	-16.54%	11,419
2017	14.403789	17.499752	21.49%	14,632
2016	14.388405	14.403789	0.11%	5,590
2015	15.124011	14.388405	-4.86%	41,673
2014	16.631742	15.124011	-9.07%	6,833
2013	13.988765	16.631742	18.89%	10,505
2012	11.818233	13.988765	18.37%	22,670
2011	13.631293	11.818233	-13.30%	11,921
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.757343	17.57%	25,498
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.441644	15.299742	5.94%	37,958
2019	13.390032	14.441644	7.85%	21,897
2018	13.582971	13.390032	-1.42%	17,731
2017	13.141978	13.582971	3.36%	22,101
2016	12.600720	13.141978	4.30%	39,805
2015	12.820324	12.600720	-1.71%	40,989
2014	12.326684	12.820324	4.00%	25,017
2013	12.693841	12.326684	-2.89%	20,496
2012	11.899687	12.693841	6.67%	113,371
2011	11.275945	11.899687	5.53%	146,106
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.945525	16.133632	7.95%	9,683
2019	13.774975	14.945525	8.50%	12,660
2018	14.120110	13.774975	-2.44%	15,905
2017	13.744608	14.120110	2.73%	17,047
2016	13.434900	13.744608	2.31%	18,189
2015	13.641160	13.434900	-1.51%	20,082
2014	13.137636	13.641160	3.83%	35,907
2013	13.547906	13.137636	-3.03%	29,872
2012	12.775706	13.547906	6.04%	36,743
2011	12.168531	12.775706	4.99%	38,418

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.673562	10.962245	2.70%	18,919
2019	10.115197	10.673562	5.52%	18,919
2018*	10.000000	10.115197	1.15%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	27.435013	30.772544	12.17%	35,248
2019	22.540166	27.435013	21.72%	40,063
2018	27.571177	22.540166	-18.25%	41,786
2017	19.680776	27.571177	40.09%	54,088
2016	18.454938	19.680776	6.64%	52,696
2015	22.191025	18.454938	-16.84%	58,974
2014	23.721376	22.191025	-6.45%	69,979
2013	23.783615	23.721376	-0.26%	3,615
2012	20.495524	23.783615	16.04%	6,229
2011	26.669521	20.495524	-23.15%	7,711
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	28.452201	29.862080	4.96%	80,899
2019	25.047463	28.452201	13.59%	100,996
2018	26.084121	25.047463	-3.97%	116,249
2017	24.679307	26.084121	5.69%	132,774
2016	21.836663	24.679307	13.02%	180,739
2015	22.647715	21.836663	-3.58%	189,005
2014	22.307546	22.647715	1.52%	210,501
2013	21.044553	22.307546	6.00%	150,356
2012	18.556425	21.044553	13.41%	184,992
2011	18.054198	18.556425	2.78%	211,210
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	19.567976	20.550644	5.02%	430,385
2019	18.599402	19.567976	5.21%	476,624
2018	18.797326	18.599402	-1.05%	523,731
2017	18.599021	18.797326	1.07%	605,495
2016	18.648075	18.599021	-0.26%	679,108
2015	18.856941	18.648075	-1.11%	789,625
2014	18.215155	18.856941	3.52%	907,138
2013	19.176856	18.215155	-5.01%	1,082,450
2012	18.796444	19.176856	2.02%	1,331,232
2011	17.701549	18.796444	6.19%	1,530,773
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.961981	11.871201	-0.76%	1,382,422
2019	11.871332	11.961981	0.76%	861,507
2018	11.827416	11.871332	0.37%	1,141,177
2017	11.896418	11.827416	-0.58%	1,117,731
2016	12.015336	11.896418	-0.99%	1,363,471
2015	12.136699	12.015336	-1.00%	1,464,550
2014	12.259284	12.136699	-1.00%	1,571,142
2013	12.383118	12.259284	-1.00%	1,763,581
2012	12.508534	12.383118	-1.00%	2,221,745
2011	12.634528	12.508534	-1.00%	2,730,978

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	17.323145	18.513068	6.87%	111,805
2019	14.689371	17.323145	17.93%	121,512
2018	17.361523	14.689371	-15.39%	140,945
2017	13.759112	17.361523	26.18%	147,281
2016	13.778001	13.759112	-0.14%	177,515
2015	14.356035	13.778001	-4.03%	196,176
2014	14.566357	14.356035	-1.44%	228,469
2013	12.486735	14.566357	16.65%	69,250
2012	10.910279	12.486735	14.45%	82,357
2011	12.212830	10.910279	-10.67%	96,838
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.339111	13.086342	6.06%	24,444
2019	10.283455	12.339111	19.99%	24,953
2018	12.096756	10.283455	-14.99%	35,700
2017	9.817588	12.096756	23.22%	41,171
2016	9.864896	9.817588	-0.48%	32,009
2015	10.104886	9.864896	-2.37%	17,708
2014	10.880192	10.104886	-7.13%	9,477
2013	9.081843	10.880192	19.80%	8,397
2012	7.760455	9.081843	17.03%	4,337
2011	8.994395	7.760455	-13.72%	76,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.724338	30.964825	11.69%	12,434
2019	22.633100	27.724338	22.49%	15,290
2018	25.084116	22.633100	-9.77%	23,742
2017	21.394009	25.084116	17.25%	34,194
2016	19.740550	21.394009	8.38%	44,082
2015	20.140975	19.740550	-1.99%	45,317
2014	19.378342	20.140975	3.94%	55,527
2013	15.382677	19.378342	25.98%	80,007
2012	13.406387	15.382677	14.74%	93,646
2011	14.095677	13.406387	-4.89%	112,274
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.455517	21.072687	8.31%	46,649
2019	17.038175	19.455517	14.19%	57,363
2018	18.088389	17.038175	-5.81%	54,706
2017	16.440648	18.088389	10.02%	60,869
2016	15.621703	16.440648	5.24%	66,841
2015	15.806953	15.621703	-1.17%	65,190
2014	15.266599	15.806953	3.54%	62,235
2013	13.595717	15.266599	12.29%	59,807
2012	12.554940	13.595717	8.29%	60,223
2011	12.570282	12.554940	-0.12%	45,033

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.700590	26.189783	10.50%	12,208
2019	19.959898	23.700590	18.74%	5,110
2018	21.557504	19.959898	-7.41%	4,889
2017	18.966074	21.557504	13.66%	5,544
2016	17.781020	18.966074	6.66%	6,921
2015	18.056657	17.781020	-1.53%	6,710
2014	17.335523	18.056657	4.16%	6,373
2013	14.653904	17.335523	18.30%	3,222
2012	13.186879	14.653904	11.12%	2,696
2011	13.445615	13.186879	-1.92%	2,696
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.660484	17.601462	5.65%	51,809
2019	15.364123	16.660484	8.44%	84,212
2018	15.805178	15.364123	-2.79%	92,352
2017	15.105982	15.805178	4.63%	97,682
2016	14.634208	15.105982	3.22%	114,076
2015	14.742990	14.634208	-0.74%	137,791
2014	14.334263	14.742990	2.85%	124,348
2013	13.811694	14.334263	3.78%	135,108
2012	13.264997	13.811694	4.12%	202,006
2011	13.017194	13.264997	1.90%	163,000
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.816091	13.266518	3.51%	0
2019	11.456409	12.816091	11.87%	0
2018	12.262599	11.456409	-6.57%	0
2017	10.862084	12.262599	12.89%	0
2016	10.379107	10.862084	4.65%	0
2015	10.835126	10.379107	-4.21%	0
2014	10.682234	10.835126	1.43%	0
2013*	10.000000	10.682234	6.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.419782	14.126284	5.26%	6,263
2019	11.761860	13.419782	14.10%	6,263
2018	12.646996	11.761860	-7.00%	6,263
2017	10.921758	12.646996	15.80%	6,263
2016	10.314829	10.921758	5.88%	6,262
2015	10.848059	10.314829	-4.92%	7,249
2014	10.770893	10.848059	0.72%	7,249
2013*	10.000000	10.770893	7.71%	7,249

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.974374	25.097457	9.24%	320,837
2019	19.709064	22.974374	16.57%	372,296
2018	21.108167	19.709064	-6.63%	396,868
2017	18.880202	21.108167	11.80%	442,678
2016	17.799036	18.880202	6.07%	515,781
2015	18.039206	17.799036	-1.33%	595,351
2014	17.323850	18.039206	4.13%	703,430
2013	15.004046	17.323850	15.46%	835,935
2012	13.677180	15.004046	9.70%	963,879
2011	13.820641	13.677180	-1.04%	1,234,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	26.080982	29.003451	11.21%	71,529
2019	21.624257	26.080982	20.61%	83,924
2018	23.672994	21.624257	-8.65%	101,810
2017	20.493448	23.672994	15.51%	114,561
2016	19.081520	20.493448	7.40%	140,508
2015	19.415952	19.081520	-1.72%	163,266
2014	18.685815	19.415952	3.91%	195,078
2013	15.423198	18.685815	21.15%	235,406
2012	13.694906	15.423198	12.62%	256,783
2011	14.133512	13.694906	-3.10%	327,875
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.992844	21.485703	7.47%	88,216
2019	17.795421	19.992844	12.35%	84,507
2018	18.673004	17.795421	-4.70%	113,212
2017	17.270306	18.673004	8.12%	125,434
2016	16.503124	17.270306	4.65%	135,660
2015	16.674919	16.503124	-1.03%	157,597
2014	16.081195	16.674919	3.69%	214,804
2013	14.700786	16.081195	9.39%	239,842
2012	13.744583	14.700786	6.96%	268,058
2011	13.602588	13.744583	1.04%	304,951
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.494867	11.130148	6.05%	2,855
2019*	10.000000	10.494867	4.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.796332	12.372853	14.60%	0
2019*	10.000000	10.796332	7.96%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.835635	31.986149	28.79%	55,355
2019	19.218990	24.835635	29.22%	78,157
2018	20.030517	19.218990	-4.05%	90,467
2017	15.538900	20.030517	28.91%	101,425
2016	15.359106	15.538900	1.17%	111,818
2015	14.999124	15.359106	2.40%	135,549
2014	13.718952	14.999124	9.33%	171,792
2013	10.284552	13.718952	33.39%	195,340
2012	8.928458	10.284552	15.19%	236,813
2011	9.288387	8.928458	-3.88%	265,681
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.376684	14.182070	6.02%	36,440
2019	11.357326	13.376684	17.78%	22,333
2018	12.053720	11.357326	-5.78%	16,474
2017	10.357167	12.053720	16.38%	12,437
2016	9.637719	10.357167	7.46%	5,895
2015	9.958855	9.637719	-3.22%	2,504
2014*	10.000000	9.958855	-0.41%	2,625
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.392236	16.302133	5.91%	4,203
2019	12.745834	15.392236	20.76%	4,350
2018	13.215568	12.745834	-3.55%	6,038
2017	10.968840	13.215568	20.48%	4,804
2016	10.068012	10.968840	8.95%	5,066
2015	10.155337	10.068012	-0.86%	19,432
2014*	10.000000	10.155337	1.55%	4,035
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.500236	48.849360	17.71%	1,249,828
2019	30.461185	41.500236	36.24%	1,424,809
2018	31.167269	30.461185	-2.27%	1,623,114
2017	24.727495	31.167269	26.04%	1,814,032
2016	24.101153	24.727495	2.60%	2,040,956
2015	23.164826	24.101153	4.04%	2,150,273
2014	21.506297	23.164826	7.71%	2,516,491
2013	15.890965	21.506297	35.34%	2,892,526
2012	13.524717	15.890965	17.50%	3,460,249
2011	13.973162	13.524717	-3.21%	4,119,003

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.796524	31.948533	0.48%	235,137
2019	25.298814	31.796524	25.68%	320,952
2018	28.191255	25.298814	-10.26%	355,400
2017	26.202090	28.191255	7.59%	415,895
2016	21.974730	26.202090	19.24%	469,166
2015	23.188099	21.974730	-5.23%	524,490
2014	20.705987	23.188099	11.99%	650,654
2013	15.856914	20.705987	30.58%	748,723
2012	13.969203	15.856914	13.51%	879,622
2011	14.019351	13.969203	-0.36%	1,062,742
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.819177	18.19%	89,156
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.814586	18.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	58.692209	65.725750	11.98%	140,782
2019	47.182163	58.692209	24.39%	160,750
2018	53.784297	47.182163	-12.28%	184,148
2017	46.922189	53.784297	14.62%	201,371
2016	39.400774	46.922189	19.09%	231,234
2015	40.833571	39.400774	-3.51%	263,418
2014	37.695009	40.833571	8.33%	305,318
2013	28.617979	37.695009	31.72%	346,274
2012	24.607961	28.617979	16.30%	394,658
2011	25.504919	24.607961	-3.52%	457,662
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.666764	23.161933	-2.13%	114,207
2019	19.302851	23.666764	22.61%	125,166
2018	22.452626	19.302851	-14.03%	134,918
2017	19.921847	22.452626	12.70%	149,498
2016	17.111925	19.921847	16.42%	185,033
2015	17.798363	17.111925	-3.86%	202,603
2014	15.363329	17.798363	15.85%	247,153
2013	11.437765	15.363329	34.32%	266,140
2012	9.930372	11.437765	15.18%	296,161
2011	10.268837	9.930372	-3.30%	369,753

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	37.776851	52.691001	39.48%	51,690
2019	28.117108	37.776851	34.36%	59,650
2018	30.852360	28.117108	-8.87%	70,595
2017	24.945418	30.852360	23.68%	78,698
2016	23.264617	24.945418	7.22%	87,626
2015	23.323254	23.264617	-0.25%	98,942
2014	22.914583	23.323254	1.78%	107,980
2013	16.041297	22.914583	42.85%	123,491
2012	14.284229	16.041297	12.30%	160,036
2011	14.522367	14.284229	-1.64%	195,121
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	49.887635	51.933394	4.10%	113,204
2019	42.345604	49.887635	17.81%	124,556
2018	51.508077	42.345604	-17.79%	142,283
2017	47.703437	51.508077	7.98%	174,626
2016	38.261743	47.703437	24.68%	210,688
2015	41.124972	38.261743	-6.96%	229,771
2014	38.814772	41.124972	5.95%	262,809
2013	27.924925	38.814772	39.00%	304,084
2012	23.419470	27.924925	19.24%	368,705
2011	24.919044	23.419470	-6.02%	443,569
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	49.425849	60.033831	21.46%	169,566
2019	39.734054	49.425849	24.39%	195,729
2018	45.942051	39.734054	-13.51%	224,652
2017	40.889793	45.942051	12.36%	266,045
2016	33.624504	40.889793	21.61%	301,164
2015	34.528754	33.624504	-2.62%	343,532
2014	34.595520	34.528754	-0.19%	380,518
2013	24.799984	34.595520	39.50%	445,123
2012	21.688743	24.799984	14.34%	498,410
2011	23.196879	21.688743	-6.50%	595,100
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	22.099689	24.843246	12.41%	383,309
2019	17.430010	22.099689	26.79%	398,165
2018	18.488128	17.430010	-5.72%	450,709
2017	14.956907	18.488128	23.61%	540,800
2016	13.298679	14.956907	12.47%	590,696
2015	13.579618	13.298679	-2.07%	694,668
2014	12.867586	13.579618	5.53%	853,171
2013	9.037377	12.867586	42.38%	981,532
2012	7.806336	9.037377	15.77%	1,147,505
2011	8.921607	7.806336	-12.50%	1,366,971

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.249476	18.242759	12.27%	2,562
2019	12.814483	16.249476	26.81%	2,590
2018	13.626995	12.814483	-5.96%	571
2017	11.032603	13.626995	23.52%	1,551
2016*	10.000000	11.032603	10.33%	618
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.871329	25.667798	12.23%	3,887
2019	18.334118	22.871329	24.75%	6,610
2018	19.658707	18.334118	-6.74%	7,317
2017	16.740008	19.658707	17.44%	8,092
2016	15.355877	16.740008	9.01%	8,341
2015	15.561390	15.355877	-1.32%	13,335
2014	14.211752	15.561390	9.50%	26,887
2013	10.344916	14.211752	37.38%	32,157
2012	9.371977	10.344916	10.38%	18,837
2011	9.777336	9.371977	-4.15%	21,816
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	19.032576	17.827364	-6.33%	280,976
2019	14.708866	19.032576	29.40%	375,491
2018	15.464851	14.708866	-4.89%	420,172
2017	14.667679	15.464851	5.43%	471,896
2016	13.801277	14.667679	6.28%	531,864
2015	14.729813	13.801277	-6.30%	606,795
2014	11.544088	14.729813	27.60%	715,704
2013	11.316088	11.544088	2.01%	751,717
2012	9.872162	11.316088	14.63%	860,984
2011	9.363010	9.872162	5.44%	967,351
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.321794	33.22%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.173198	24.703316	16.67%	115,271
2019	16.346023	21.173198	29.53%	132,238
2018	17.357943	16.346023	-5.83%	118,569
2017	14.463103	17.357943	20.02%	79,827
2016	13.114288	14.463103	10.29%	79,395
2015	13.123017	13.114288	-0.07%	65,847
2014	11.722581	13.123017	11.95%	37,859
2013*	10.000000	11.722581	17.23%	23,631

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.143301	11.344292	1.80%	27,725
2019	10.813872	11.143301	3.05%	28,428
2018	10.834827	10.813872	-0.19%	40,263
2017	10.773834	10.834827	0.57%	44,578
2016	10.617797	10.773834	1.47%	53,581
2015	10.761753	10.617797	-1.34%	183,114
2014	10.817035	10.761753	-0.51%	58,912
2013	10.914791	10.817035	-0.90%	67,539
2012	10.650053	10.914791	2.49%	54,175
2011	10.619488	10.650053	0.29%	82,540
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	18.030401	21.298418	18.13%	30,734
2019	14.574679	18.030401	23.71%	31,137
2018	16.606444	14.574679	-12.23%	27,813
2017	14.690472	16.606444	13.04%	22,484
2016	12.276318	14.690472	19.67%	20,527
2015	13.036751	12.276318	-5.83%	13,563
2014	12.595163	13.036751	3.51%	12,555
2013*	10.000000	12.595163	25.95%	11,197
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.855733	39.592951	59.29%	362,226
2019	18.292190	24.855733	35.88%	413,306
2018	19.837048	18.292190	-7.79%	472,434
2017	15.685929	19.837048	26.46%	531,723
2016	14.881775	15.685929	5.40%	633,479
2015	15.059962	14.881775	-1.18%	729,561
2014	14.622081	15.059962	2.99%	842,278
2013	10.629913	14.622081	37.56%	948,819
2012	9.344790	10.629913	13.75%	1,151,307
2011	9.855848	9.344790	-5.19%	1,411,182
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.788150	20.453981	38.31%	1,703
2019	11.275196	14.788150	31.16%	1,075
2018	12.189093	11.275196	-7.50%	1,145
2017	9.884068	12.189093	23.32%	2,235
2016	9.584747	9.884068	3.12%	2,453
2015*	10.000000	9.584747	-4.15%	3,126

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.208049	11.479650	2.42%	56,104
2019	10.918718	11.208049	2.65%	58,434
2018	10.918158	10.918718	0.01%	76,355
2017	10.930719	10.918158	-0.11%	79,292
2016	10.907839	10.930719	0.21%	77,535
2015	10.997803	10.907839	-0.82%	90,809
2014	11.041547	10.997803	-0.40%	103,647
2013	11.084708	11.041547	-0.39%	206,709
2012	10.704008	11.084708	3.56%	148,525
2011	10.780700	10.704008	-0.71%	176,769
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.219370	36.953337	18.37%	42,314
2019	25.050406	31.219370	24.63%	45,230
2018	26.841764	25.050406	-6.67%	47,575
2017	22.893099	26.841764	17.25%	48,546
2016	21.047959	22.893099	8.77%	56,921
2015	21.359597	21.047959	-1.46%	62,830
2014	19.546100	21.359597	9.28%	74,189
2013	14.348123	19.546100	36.23%	78,123
2012	13.059508	14.348123	9.87%	74,601
2011	13.610405	13.059508	-4.05%	92,684
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.256446	13.093411	6.83%	21,302
2019	11.079152	12.256446	10.63%	24,798
2018	11.836391	11.079152	-6.40%	23,712
2017	10.544880	11.836391	12.25%	27,978
2016	9.433694	10.544880	11.78%	28,254
2015	10.493072	9.433694	-10.10%	19,244
2014	10.551064	10.493072	-0.55%	35,253
2013	10.646004	10.551064	-0.89%	31,013
2012*	10.000000	10.646004	6.46%	21,195
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.240664	12.915613	5.51%	13,055
2019	10.784151	12.240664	13.51%	14,485
2018	11.445993	10.784151	-5.78%	12,865
2017	10.531301	11.445993	8.69%	25,943
2016	9.395887	10.531301	12.08%	20,690
2015	9.720707	9.395887	-3.34%	2,997
2014*	10.000000	9.720707	-2.79%	2,880

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.497384	13.691582	9.56%	14,168
2019	11.806865	12.497384	5.85%	10,449
2018	12.433246	11.806865	-5.04%	10,233
2017	11.341066	12.433246	9.63%	14,774
2016	11.132081	11.341066	1.88%	43,933
2015	12.113738	11.132081	-8.10%	18,953
2014	12.199383	12.113738	-0.70%	28,113
2013	13.188713	12.199383	-7.50%	30,388
2012	12.659862	13.188713	4.18%	46,208
2011	11.794721	12.659862	7.33%	61,149
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.999605	12.222884	1.86%	87,429
2019	11.663175	11.999605	2.88%	89,777
2018	11.753759	11.663175	-0.77%	108,872
2017	11.725339	11.753759	0.24%	122,426
2016	11.690885	11.725339	0.29%	160,683
2015	11.784374	11.690885	-0.79%	294,062
2014	11.815006	11.784374	-0.26%	216,530
2013	11.962122	11.815006	-1.23%	246,867
2012	11.426241	11.962122	4.69%	336,736
2011	11.426181	11.426241	0.00%	330,074
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.988916	16.577556	10.60%	0
2019	13.962566	14.988916	7.35%	0
2018	14.423571	13.962566	-3.20%	0
2017	14.054201	14.423571	2.63%	0
2016	13.495771	14.054201	4.14%	0
2015	14.011047	13.495771	-3.68%	0
2014	13.728191	14.011047	2.06%	0
2013	15.274788	13.728191	-10.13%	0
2012	14.187427	15.274788	7.66%	0
2011	12.832907	14.187427	10.56%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.479476	10.596744	1.12%	16,614
2019	10.307418	10.479476	1.67%	20,936
2018	10.265605	10.307418	0.41%	7,229
2017	10.135371	10.265605	1.28%	1,952
2016*	10.000000	10.135371	1.35%	5,522

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	17.344486	18.654398	7.55%	0
2019	16.168790	17.344486	7.27%	0
2018	16.420988	16.168790	-1.54%	0
2017	15.808394	16.420988	3.88%	0
2016	15.550007	15.808394	1.66%	0
2015	15.638966	15.550007	-0.57%	0
2014	15.149892	15.638966	3.23%	0
2013	15.608148	15.149892	-2.94%	0
2012	14.385198	15.608148	8.50%	0
2011	14.024561	14.385198	2.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.991520	12.884386	7.45%	98,119
2019	11.189790	11.991520	7.16%	77,255
2018	11.375671	11.189790	-1.63%	72,039
2017	10.962206	11.375671	3.77%	80,686
2016	10.793778	10.962206	1.56%	83,520
2015	10.866335	10.793778	-0.67%	75,889
2014	10.536964	10.866335	3.13%	100,472
2013	10.866491	10.536964	-3.03%	200,430
2012	10.024180	10.866491	8.40%	291,736
2011*	10.000000	10.024180	0.24%	89,363
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.251290	13.595787	10.97%	0
2019	9.887925	12.251290	23.90%	0
2018	12.348641	9.887925	-19.93%	0
2017	9.853835	12.348641	25.32%	0
2016*	10.000000	9.853835	-1.46%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.531135	35.31%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.928598	29.29%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.497147	18.992589	22.56%	0
2019	13.093757	15.497147	18.36%	0
2018	14.542131	13.093757	-9.96%	0
2017	13.964560	14.542131	4.14%	0
2016	11.782671	13.964560	18.52%	0
2015	13.595417	11.782671	-13.33%	0
2014	14.242403	13.595417	-4.54%	0
2013	11.890787	14.242403	19.78%	0
2012	11.162304	11.890787	6.53%	0
2011	12.827101	11.162304	-12.98%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.719595	58.510143	27.98%	92,897
2019	35.902525	45.719595	27.34%	106,654
2018	35.958871	35.902525	-0.16%	118,203
2017	28.530346	35.958871	26.04%	132,815
2016	32.276352	28.530346	-11.61%	174,548
2015	28.987536	32.276352	11.35%	258,932
2014	22.313220	28.987536	29.91%	289,943
2013	14.974522	22.313220	49.01%	312,482
2012	11.546715	14.974522	29.69%	192,699
2011	10.565801	11.546715	9.28%	77,461
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	33.812903	39.249031	16.08%	50,628
2019	26.152779	33.812903	29.29%	53,514
2018	34.527752	26.152779	-24.26%	58,916
2017	23.091048	34.527752	49.53%	89,704
2016	23.299754	23.091048	-0.90%	82,314
2015	27.364000	23.299754	-14.85%	86,842
2014	27.755533	27.364000	-1.41%	94,616
2013	25.027510	27.755533	10.90%	116,410
2012	19.475564	25.027510	28.51%	157,143
2011	26.489999	19.475564	-26.48%	78,843
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.966771	7.019267	17.64%	75,136
2019	5.403197	5.966771	10.43%	83,427
2018	7.625429	5.403197	-29.14%	73,725
2017	7.857138	7.625429	-2.95%	92,653
2016	5.533870	7.857138	41.98%	95,977
2015	8.421726	5.533870	-34.29%	79,524
2014	10.547418	8.421726	-20.15%	74,525
2013	9.659472	10.547418	9.19%	52,543
2012*	10.000000	9.659472	-3.41%	51,679
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	18.386572	21.681616	17.92%	37,844
2019	16.601864	18.386572	10.75%	42,311
2018	23.382507	16.601864	-29.00%	51,909
2017	24.026035	23.382507	-2.68%	56,585
2016	16.886814	24.026035	42.28%	62,444
2015	25.630017	16.886814	-34.11%	72,089
2014	32.002709	25.630017	-19.91%	86,780
2013	29.245272	32.002709	9.43%	116,237
2012	28.573818	29.245272	2.35%	173,288
2011	34.544846	28.573818	-17.28%	51,452
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.816427	10.542368	-2.53%	6,469
2019*	10.000000	10.816427	8.16%	5,461

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.987462	59.339270	56.21%	13,316
2019	30.738923	37.987462	23.58%	7,970
2018	30.649906	30.738923	0.29%	14,915
2017	24.598020	30.649906	24.60%	9,482
2016	23.059461	24.598020	6.67%	11,360
2015	23.983707	23.059461	-3.85%	16,817
2014	24.689546	23.983707	-2.86%	32,518
2013	16.600420	24.689546	48.73%	52,374
2012	15.544916	16.600420	6.79%	50,014
2011	16.458136	15.544916	-5.55%	80,090

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.722613	14.238529	3.76%	2,804
2019	12.034141	13.722613	14.03%	2,804
2018	13.127028	12.034141	-8.33%	2,804
2017	11.603904	13.127028	13.13%	2,804
2016	11.344840	11.603904	2.28%	2,804
2015	11.616229	11.344840	-2.34%	2,804
2014	11.265568	11.616229	3.11%	2,804
2013	10.171360	11.265568	10.76%	2,804
2012*	10.000000	10.171360	1.71%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.865817	8.966689	1.14%	709
2019	7.671834	8.865817	15.56%	986
2018*	10.000000	7.671834	-23.28%	1,311
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.865508	22.296532	1.97%	1,297
2019	18.429627	21.865508	18.64%	1,330
2018	21.989691	18.429627	-16.19%	1,322
2017	19.691981	21.989691	11.67%	1,359
2016	15.946773	19.691981	23.49%	2,940
2015	17.089039	15.946773	-6.68%	2,442
2014	15.852225	17.089039	7.80%	1,228
2013	11.639747	15.852225	36.19%	1,772
2012	9.929626	11.639747	17.22%	2,053
2011	10.981611	9.929626	-9.58%	1,665
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.954227	16.211012	8.40%	13,257
2019	13.877478	14.954227	7.76%	13,734
2018	14.432355	13.877478	-3.84%	23,342
2017	14.068531	14.432355	2.59%	26,025
2016	13.619846	14.068531	3.29%	35,758
2015	14.112683	13.619846	-3.49%	36,482
2014	13.806843	14.112683	2.22%	35,963
2013	15.246127	13.806843	-9.44%	40,560
2012	14.348536	15.246127	6.26%	76,784
2011	12.976315	14.348536	10.57%	94,420
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	34.676137	38.363848	10.63%	21,885
2019	28.272898	34.676137	22.65%	29,945
2018	30.681656	28.272898	-7.85%	34,929
2017	25.734321	30.681656	19.22%	39,317
2016	22.916667	25.734321	12.30%	47,962
2015	24.539104	22.916667	-6.61%	51,463
2014	22.043319	24.539104	11.32%	62,592
2013	16.401807	22.043319	34.40%	68,792
2012	14.446241	16.401807	13.54%	89,152
2011	14.158602	14.446241	2.03%	105,137

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.506232	30.524549	24.56%	0
2019	19.285268	24.506232	27.07%	0
2018	22.990460	19.285268	-16.12%	0
2017	17.707724	22.990460	29.83%	0
2016	18.936321	17.707724	-6.49%	0
2015	18.993253	18.936321	-0.30%	0
2014	20.313415	18.993253	-6.50%	0
2013	16.770519	20.313415	21.13%	0
2012	13.988654	16.770519	19.89%	0
2011	16.072303	13.988654	-12.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.463971	29.507526	0.15%	5,294
2019	23.055795	29.463971	27.79%	6,053
2018	26.733272	23.055795	-13.76%	5,678
2017	24.187613	26.733272	10.52%	6,386
2016	19.896265	24.187613	21.57%	7,357
2015	20.399670	19.896265	-2.47%	7,862
2014	17.707946	20.399670	15.20%	8,382
2013	13.753796	17.707946	28.75%	5,050
2012	11.949043	13.753796	15.10%	7,448
2011	12.159910	11.949043	-1.73%	7,791
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	42.950248	42.914558	-0.08%	0
2019	34.168783	42.950248	25.70%	0
2018	38.011714	34.168783	-10.11%	0
2017	35.323985	38.011714	7.61%	0
2016	29.629634	35.323985	19.22%	0
2015	31.154146	29.629634	-4.89%	0
2014	27.842864	31.154146	11.89%	0
2013	21.361093	27.842864	30.34%	0
2012	18.841943	21.361093	13.37%	0
2011	18.850238	18.841943	-0.04%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.080434	30.80%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.930977	12.633547	5.89%	5,177
2019	10.497416	11.930977	13.66%	14,307
2018	10.924991	10.497416	-3.91%	5,849
2017	10.310756	10.924991	5.96%	4,381
2016	9.235923	10.310756	11.64%	2,662
2015*	10.000000	9.235923	-7.64%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.778180	11.576148	7.40%	7,143
2019	9.979702	10.778180	8.00%	1,812
2018	10.159480	9.979702	-1.77%	493
2017	9.948037	10.159480	2.13%	600
2016	9.812018	9.948037	1.39%	622
2015*	10.000000	9.812018	-1.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.964374	15.335913	2.48%	13,670
2019	11.864945	14.964374	26.12%	12,396
2018	12.952109	11.864945	-8.39%	11,383
2017	11.236264	12.952109	15.27%	10,133
2016	9.783950	11.236264	14.84%	0
2015*	10.000000	9.783950	-2.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.770206	22.419382	19.44%	23,785
2019	16.109152	18.770206	16.52%	21,858
2018	17.616130	16.109152	-8.55%	24,784
2017	15.656349	17.616130	12.52%	27,519
2016	15.242066	15.656349	2.72%	33,970
2015	15.559553	15.242066	-2.04%	41,084
2014	15.426583	15.559553	0.86%	42,427
2013	13.625966	15.426583	13.21%	49,901
2012	12.522776	13.625966	8.81%	42,160
2011	13.133455	12.522776	-4.65%	39,256
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.508987	14.415878	6.71%	251
2019	11.390690	13.508987	18.60%	275
2018	13.653947	11.390690	-16.58%	296
2017	11.994430	13.653947	13.84%	319
2016	10.521850	11.994430	14.00%	341
2015	10.907968	10.521850	-3.54%	0
2014*	10.000000	10.907968	9.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.457829	41.007169	9.48%	3,839
2019	30.974936	37.457829	20.93%	4,371
2018	34.392336	30.974936	-9.94%	4,668
2017	30.921034	34.392336	11.23%	4,582
2016	24.854052	30.921034	24.41%	4,958
2015	25.716849	24.854052	-3.35%	7,734
2014	24.723527	25.716849	4.02%	9,350
2013	17.756361	24.723527	39.24%	19,349
2012	15.504543	17.756361	14.52%	16,422
2011	15.581041	15.504543	-0.49%	14,580

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	39.195189	45.767847	16.77%	169,511
2019	30.195088	39.195189	29.81%	196,824
2018	32.000598	30.195088	-5.64%	224,640
2017	26.607991	32.000598	20.27%	246,374
2016	24.071540	26.607991	10.54%	291,988
2015	24.060595	24.071540	0.05%	341,282
2014	21.437986	24.060595	12.23%	404,325
2013	16.409743	21.437986	30.64%	489,166
2012	14.329183	16.409743	14.52%	566,151
2011	14.214038	14.329183	0.81%	638,164
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	29.752429	36.548053	22.84%	29,274
2019	22.379012	29.752429	32.95%	35,715
2018	23.659277	22.379012	-5.41%	37,900
2017	20.730826	23.659277	14.13%	48,075
2016	18.981223	20.730826	9.22%	52,485
2015	19.815693	18.981223	-4.21%	62,916
2014	17.651378	19.815693	12.26%	72,426
2013	13.278311	17.651378	32.93%	88,800
2012	11.984428	13.278311	10.80%	104,618
2011	12.003161	11.984428	-0.16%	114,882
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	39.100438	47.855347	22.39%	27,726
2019	29.034666	39.100438	34.67%	41,017
2018	31.503148	29.034666	-7.84%	44,253
2017	25.002642	31.503148	26.00%	49,110
2016	23.416408	25.002642	6.77%	58,932
2015	24.263839	23.416408	-3.49%	67,897
2014	22.685664	24.263839	6.96%	80,526
2013	18.931193	22.685664	19.83%	114,682
2012	17.325450	18.931193	9.27%	131,110
2011	16.061437	17.325450	7.87%	134,981
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	23.209098	27.533842	18.63%	0
2019	19.260711	23.209098	20.50%	0
2018	24.055374	19.260711	-19.93%	0
2017	19.497822	24.055374	23.37%	0
2016	16.830919	19.497822	15.85%	0
2015	17.405829	16.830919	-3.30%	0
2014	17.314482	17.405829	0.53%	0
2013	11.779409	17.314482	46.99%	0
2012	9.874194	11.779409	19.29%	0
2011	11.582473	9.874194	-14.75%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.197750	11.778965	5.19%	0
2019	9.711937	11.197750	15.30%	0
2018	10.224427	9.711937	-5.01%	0
2017*	10.000000	10.224427	2.24%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.660528	17.094716	-3.20%	0
2019	13.974343	17.660528	26.38%	0
2018	17.004765	13.974343	-17.82%	0
2017	15.376730	17.004765	10.59%	0
2016	11.854427	15.376730	29.71%	0
2015	12.807906	11.854427	-7.44%	456
2014	12.255259	12.807906	4.51%	0
2013*	10.000000	12.255259	22.55%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.243023	11.347377	0.93%	1,685
2019	10.611186	11.243023	5.95%	2,825
2018	10.733627	10.611186	-1.14%	4,193
2017	10.486236	10.733627	2.36%	828
2016	9.727039	10.486236	7.81%	1,501
2015	9.928775	9.727039	-2.03%	0
2014*	10.000000	9.928775	-0.71%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.850698	22.306898	6.98%	20,855
2019	19.253733	20.850698	8.29%	24,876
2018	19.575230	19.253733	-1.64%	34,737
2017	19.015033	19.575230	2.95%	52,620
2016	18.508459	19.015033	2.74%	62,382
2015	18.750515	18.508459	-1.29%	69,499
2014	18.256981	18.750515	2.70%	77,422
2013	18.261709	18.256981	-0.03%	99,935
2012	16.820657	18.261709	8.57%	122,814
2011	16.620967	16.820657	1.20%	128,350
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.558089	13.673138	29.50%	1,117
2019	8.259031	10.558089	27.84%	733
2018*	10.000000	8.259031	-17.41%	124

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.179426	20.217809	11.21%	14,400
2019	15.838344	18.179426	14.78%	15,943
2018	16.692469	15.838344	-5.12%	14,829
2017	14.929585	16.692469	11.81%	14,740
2016	14.331243	14.929585	4.18%	2,155
2015	14.528619	14.331243	-1.36%	2,219
2014	14.070785	14.528619	3.25%	1,216
2013	12.540583	14.070785	12.20%	1,559
2012	11.347922	12.540583	10.51%	1,707
2011	11.500768	11.347922	-1.33%	9,723
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.961558	21.561036	13.71%	1,276
2019	15.967791	18.961558	18.75%	1,312
2018	17.164092	15.967791	-6.97%	5,850
2017	14.892767	17.164092	15.25%	30,562
2016	14.192770	14.892767	4.93%	30,352
2015	14.396115	14.192770	-1.41%	36,804
2014	13.900524	14.396115	3.57%	36,804
2013	12.115068	13.900524	14.74%	26,113
2012	10.817319	12.115068	12.00%	25,387
2011	11.056214	10.817319	-2.16%	13,352
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.347813	23.508063	15.53%	25,120
2019	16.533784	20.347813	23.07%	26,624
2018	18.140490	16.533784	-8.86%	26,812
2017	15.173660	18.140490	19.55%	8,542
2016	14.395612	15.173660	5.40%	13,908
2015	14.597402	14.395612	-1.38%	17,026
2014	14.068396	14.597402	3.76%	17,157
2013	11.702066	14.068396	20.22%	11,919
2012	10.240987	11.702066	14.27%	5,182
2011	10.636213	10.240987	-3.72%	5,273
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.946147	16.853196	20.84%	24,790
2019	11.355693	13.946147	22.81%	6,063
2018	12.010239	11.355693	-5.45%	3,052
2017	10.452739	12.010239	14.90%	3,740
2016*	10.000000	10.452739	4.53%	1,107

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	52.572037	67.850303	29.06%	0
2019	40.418533	52.572037	30.07%	0
2018	43.683662	40.418533	-7.47%	0
2017	36.255669	43.683662	20.49%	0
2016	33.953018	36.255669	6.78%	0
2015	34.122956	33.953018	-0.50%	0
2014	30.840715	34.122956	10.64%	0
2013	23.765882	30.840715	29.77%	0
2012	20.650852	23.765882	15.08%	0
2011	21.434766	20.650852	-3.66%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.029244	14.213063	28.87%	785
2019*	10.000000	11.029244	10.29%	149
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.737377	5.802760	-33.59%	17,053
2019	8.040232	8.737377	8.67%	16,778
2018	10.801268	8.040232	-25.56%	19,890
2017	11.227148	10.801268	-3.79%	19,360
2016	8.498424	11.227148	32.11%	33,858
2015	10.837471	8.498424	-21.58%	22,174
2014	12.555350	10.837471	-13.68%	26,131
2013	10.220704	12.555350	22.84%	29,621
2012	9.862474	10.220704	3.63%	30,900
2011	10.513569	9.862474	-6.19%	38,459
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.459998	34.221583	5.43%	117,197
2019	25.764382	32.459998	25.99%	143,471
2018	28.427305	25.764382	-9.37%	161,085
2017	25.467173	28.427305	11.62%	176,753
2016	21.828724	25.467173	16.67%	204,737
2015	23.000763	21.828724	-5.10%	226,319
2014	21.394881	23.000763	7.51%	281,839
2013	16.890484	21.394881	26.67%	320,785
2012	14.566483	16.890484	15.95%	380,753
2011	14.595385	14.566483	-0.20%	440,889
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	15.007908	15.978062	6.46%	1,491
2019	11.695815	15.007908	28.32%	1,491
2018	13.017227	11.695815	-10.15%	583
2017	11.281013	13.017227	15.39%	6,786
2016*	10.000000	11.281013	12.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	39.731827	66.243891	66.73%	0
2019	28.538751	39.731827	39.22%	0
2018	25.673669	28.538751	11.16%	0
2017	19.304452	25.673669	32.99%	0
2016	19.460686	19.304452	-0.80%	0
2015	18.645165	19.460686	4.37%	0
2014	16.808657	18.645165	10.93%	0
2013	12.329235	16.808657	36.33%	0
2012	10.430317	12.329235	18.21%	0
2011	10.315846	10.430317	1.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	43.268989	61.546267	42.24%	97,195
2019	32.587996	43.268989	32.78%	115,988
2018	33.026677	32.587996	-1.33%	133,295
2017	24.722550	33.026677	33.59%	152,311
2016	24.807139	24.722550	-0.34%	172,408
2015	23.418734	24.807139	5.93%	203,123
2014	21.285744	23.418734	10.02%	230,904
2013	15.793657	21.285744	34.77%	272,947
2012	13.934779	15.793657	13.34%	313,438
2011	14.062490	13.934779	-0.91%	370,007
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.366150	19.670414	1.57%	69,107
2019	17.030669	19.366150	13.71%	74,195
2018	17.855272	17.030669	-4.62%	76,420
2017	16.852590	17.855272	5.95%	90,839
2016	14.890804	16.852590	13.17%	100,419
2015	15.636076	14.890804	-4.77%	115,481
2014	15.634003	15.636076	0.01%	103,141
2013	14.923333	15.634003	4.76%	115,075
2012	13.207193	14.923333	12.99%	132,151
2011	12.842832	13.207193	2.84%	156,436
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.553272	17.895425	8.11%	29,215
2019	15.266252	16.553272	8.43%	41,409
2018	15.527303	15.266252	-1.68%	42,012
2017	15.065182	15.527303	3.07%	43,897
2016	14.551182	15.065182	3.53%	39,212
2015	14.810110	14.551182	-1.75%	45,690
2014	14.152912	14.810110	4.64%	63,874
2013	14.578556	14.152912	-2.92%	74,535
2012	13.930021	14.578556	4.66%	96,863
2011	13.130896	13.930021	6.09%	110,971

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.511021	26.292800	16.80%	12,526
2019	18.443644	22.511021	22.05%	13,547
2018	21.837378	18.443644	-15.54%	15,949
2017	18.283164	21.837378	19.44%	18,975
2016	16.480420	18.283164	10.94%	25,756
2015	16.908897	16.480420	-2.53%	31,492
2014	16.091259	16.908897	5.08%	29,086
2013	11.951826	16.091259	34.63%	30,392
2012	10.526273	11.951826	13.54%	31,599
2011	11.914633	10.526273	-11.65%	43,843
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.703043	25.945401	14.28%	26,929
2019	17.970765	22.703043	26.33%	38,534
2018	21.338786	17.970765	-15.78%	43,173
2017	16.574947	21.338786	28.74%	47,552
2016	17.654533	16.574947	-6.12%	60,047
2015	17.240105	17.654533	2.40%	63,216
2014	18.971276	17.240105	-9.13%	39,410
2013	14.705492	18.971276	29.01%	45,699
2012	12.329292	14.705492	19.27%	47,020
2011	15.053287	12.329292	-18.10%	54,785
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.504945	10.611119	-7.77%	138
2019	9.456780	11.504945	21.66%	294
2018	10.217204	9.456780	-7.44%	2,215
2017*	10.000000	10.217204	2.17%	231
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	31.042956	33.229318	7.04%	6,634
2019	23.361426	31.042956	32.88%	9,171
2018	28.560567	23.361426	-18.20%	6,971
2017	24.211631	28.560567	17.96%	7,158
2016	22.349424	24.211631	8.33%	7,747
2015	23.298293	22.349424	-4.07%	13,416
2014	22.068596	23.298293	5.57%	13,717
2013	17.097373	22.068596	29.08%	14,533
2012	13.594834	17.097373	25.76%	15,859
2011	15.072456	13.594834	-9.80%	17,139

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.724752	17.386833	10.57%	42,776
2019	13.258574	15.724752	18.60%	42,776
2018	14.831064	13.258574	-10.60%	42,776
2017	13.384708	14.831064	10.81%	42,948
2016	11.951133	13.384708	12.00%	43,001
2015	12.878088	11.951133	-7.20%	43,044
2014	12.654328	12.878088	1.77%	38,462
2013	10.332486	12.654328	22.47%	6,764
2012	9.054124	10.332486	14.12%	6,372
2011	9.293298	9.054124	-2.57%	7,148
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.215144	19.145299	-0.36%	22,090
2019	16.732074	19.215144	14.84%	26,362
2018	17.671185	16.732074	-5.31%	35,862
2017	16.283111	17.671185	8.52%	40,832
2016	14.431636	16.283111	12.83%	55,510
2015	15.691720	14.431636	-8.03%	60,905
2014	15.158534	15.691720	3.52%	75,754
2013	13.444974	15.158534	12.74%	84,993
2012	12.061852	13.444974	11.47%	78,828
2011	11.905722	12.061852	1.31%	87,449
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	22.019272	22.918623	4.08%	4,592
2019	17.612400	22.019272	25.02%	5,497
2018	20.431181	17.612400	-13.80%	5,844
2017	18.659782	20.431181	9.49%	6,912
2016	14.484660	18.659782	28.82%	12,826
2015	15.805942	14.484660	-8.36%	12,753
2014	15.882966	15.805942	-0.48%	12,134
2013	11.781884	15.882966	34.81%	16,067
2012	10.057777	11.781884	17.14%	13,733
2011	10.561417	10.057777	-4.77%	19,857
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.561366	14.565381	15.95%	2,709
2019	10.019715	12.561366	25.37%	10,581
2018	12.026202	10.019715	-16.68%	6,363
2017	8.655738	12.026202	38.94%	20,385
2016	7.448242	8.655738	16.21%	3,269
2015	9.362669	7.448242	-20.45%	5,129
2014*	10.000000	9.362669	-6.37%	6,163

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.933987	18.563597	-1.96%	0
2019	16.957962	18.933987	11.65%	0
2018	20.227470	16.957962	-16.16%	0
2017	17.468370	20.227470	15.79%	0
2016	16.423154	17.468370	6.36%	0
2015	17.714928	16.423154	-7.29%	0
2014	20.090070	17.714928	-11.82%	0
2013	16.470038	20.090070	21.98%	0
2012	14.035178	16.470038	17.35%	0
2011	15.838106	14.035178	-11.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.155038	8.954003	-2.20%	7,093
2019	8.222054	9.155038	11.35%	7,186
2018	9.827335	8.222054	-16.33%	7,691
2017	8.510646	9.827335	15.47%	7,671
2016	8.024904	8.510646	6.05%	6,659
2015	8.673175	8.024904	-7.47%	10,317
2014*	10.000000	8.673175	-13.27%	10,824
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.918630	9.296155	-6.28%	27,462
2019	9.826077	9.918630	0.94%	30,247
2018	9.742129	9.826077	0.86%	29,937
2017	9.659219	9.742129	0.86%	36,227
2016	9.482789	9.659219	1.86%	39,818
2015	10.014511	9.482789	-5.31%	50,636
2014*	10.000000	10.014511	0.15%	58,662
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.363310	13.766917	3.02%	0
2019	12.064979	13.363310	10.76%	0
2018	12.746374	12.064979	-5.35%	0
2017	11.388104	12.746374	11.93%	0
2016	11.030183	11.388104	3.24%	0
2015	11.835726	11.030183	-6.81%	152
2014	11.507316	11.835726	2.85%	0
2013	10.240185	11.507316	12.37%	0
2012*	10.000000	10.240185	2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.145248	10.713263	5.60%	0
2019	9.421722	10.145248	7.68%	0
2018*	10.000000	9.421722	-5.78%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.213303	10.852723	6.26%	0
2019	9.828935	10.213303	3.91%	4
2018	10.464856	9.828935	-6.08%	155
2017	10.200768	10.464856	2.59%	168
2016	10.358820	10.200768	-1.53%	168
2015	10.278714	10.358820	0.78%	1,488
2014	9.925315	10.278714	3.56%	0
2013*	10.000000	9.925315	-0.75%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.285423	17.186007	5.53%	0
2019	13.556912	16.285423	20.13%	0
2018	14.920424	13.556912	-9.14%	0
2017	13.104985	14.920424	13.85%	0
2016	11.998704	13.104985	9.22%	0
2015	12.207354	11.998704	-1.71%	0
2014	11.748941	12.207354	3.90%	0
2013	9.953963	11.748941	18.03%	0
2012	8.629834	9.953963	15.34%	0
2011	10.358487	8.629834	-16.69%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.628129	30.886339	30.72%	0
2019	17.994205	23.628129	31.31%	0
2018	19.576618	17.994205	-8.08%	0
2017	15.869022	19.576618	23.36%	0
2016	14.759799	15.869022	7.52%	0
2015	14.928276	14.759799	-1.13%	0
2014	13.345193	14.928276	11.86%	0
2013	10.333087	13.345193	29.15%	0
2012	9.018795	10.333087	14.57%	0
2011	9.526461	9.018795	-5.33%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	20.086036	22.376788	11.40%	0
2019	16.900548	20.086036	18.85%	0
2018	18.118687	16.900548	-6.72%	0
2017	16.007376	18.118687	13.19%	0
2016	14.976446	16.007376	6.88%	0
2015	15.119160	14.976446	-0.94%	0
2014	14.318737	15.119160	5.59%	0
2013	12.656900	14.318737	13.13%	0
2012	11.291257	12.656900	12.09%	0
2011	11.336702	11.291257	-0.40%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.967376	23.152537	0.81%	0
2019	18.758084	22.967376	22.44%	0
2018	21.211993	18.758084	-11.57%	0
2017	18.676945	21.211993	13.57%	0
2016	15.380878	18.676945	21.43%	0
2015	16.310809	15.380878	-5.70%	0
2014	15.317995	16.310809	6.48%	0
2013	11.620906	15.317995	31.81%	0
2012	10.168086	11.620906	14.29%	0
2011	10.742667	10.168086	-5.35%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.370490	22.127546	3.54%	0
2019	19.333320	21.370490	10.54%	0
2018	20.379617	19.333320	-5.13%	0
2017	19.386783	20.379617	5.12%	0
2016	16.671385	19.386783	16.29%	0
2015	17.541607	16.671385	-4.96%	0
2014	17.293055	17.541607	1.44%	0
2013	16.275074	17.293055	6.25%	0
2012	14.319260	16.275074	13.66%	0
2011	14.476212	14.319260	-1.08%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.507900	24.015230	-2.01%	0
2019	20.205927	24.507900	21.29%	0
2018	23.382991	20.205927	-13.59%	0
2017	22.787681	23.382991	2.61%	0
2016	18.189367	22.787681	25.28%	0
2015	19.685201	18.189367	-7.60%	0
2014	20.172737	19.685201	-2.42%	0
2013	14.903266	20.172737	35.36%	0
2012	12.603164	14.903266	18.25%	0
2011	13.351907	12.603164	-5.61%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	25.043470	25.846410	3.21%	0
2019	19.975603	25.043470	25.37%	0
2018	23.198710	19.975603	-13.89%	0
2017	20.617817	23.198710	12.52%	0
2016	16.438132	20.617817	25.43%	0
2015	17.823472	16.438132	-7.77%	0
2014	17.849594	17.823472	-0.15%	0
2013	13.530212	17.849594	31.92%	0
2012	11.675406	13.530212	15.89%	0
2011	12.754974	11.675406	-8.46%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	23.017317	30.023664	30.44%	0
2019	18.508451	23.017317	24.36%	0
2018	20.855066	18.508451	-11.25%	0
2017	17.221460	20.855066	21.10%	0
2016	15.339724	17.221460	12.27%	0
2015	15.705792	15.339724	-2.33%	0
2014	14.588476	15.705792	7.66%	0
2013	10.431236	14.588476	39.85%	0
2012	9.450212	10.431236	10.38%	0
2011	9.741117	9.450212	-2.99%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	26.158163	35.686501	36.43%	0
2019	19.739697	26.158163	32.52%	0
2018	20.702740	19.739697	-4.65%	0
2017	16.080492	20.702740	28.74%	0
2016	14.947148	16.080492	7.58%	0
2015	14.319570	14.947148	4.38%	0
2014	12.558043	14.319570	14.03%	0
2013	9.893896	12.558043	26.93%	0
2012	9.031451	9.893896	9.55%	0
2011	9.539342	9.031451	-5.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.626063	34.688327	40.86%	0
2019	18.198375	24.626063	35.32%	0
2018	19.084223	18.198375	-4.64%	0
2017	15.145198	19.084223	26.01%	0
2016	14.966073	15.145198	1.20%	0
2015	14.403721	14.966073	3.90%	0
2014	13.423660	14.403721	7.30%	0
2013	9.680575	13.423660	38.67%	0
2012*	10.000000	9.680575	-3.19%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.153426	33.937146	40.51%	0
2019	17.892215	24.153426	34.99%	567
2018	18.815096	17.892215	-4.91%	0
2017	14.968596	18.815096	25.70%	12,119
2016	14.827946	14.968596	0.95%	0
2015	14.305744	14.827946	3.65%	8,374
2014	13.365753	14.305744	7.03%	7,673
2013	9.662360	13.365753	38.33%	12,894
2012*	10.000000	9.662360	-3.38%	7,673

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.981847	51.334071	35.15%	0
2019	28.183572	37.981847	34.77%	0
2018	30.215400	28.183572	-6.72%	0
2017	24.074993	30.215400	25.51%	0
2016	24.877693	24.074993	-3.23%	0
2015	24.281280	24.877693	2.46%	0
2014	21.262664	24.281280	14.20%	0
2013	16.562583	21.262664	28.38%	0
2012	14.667812	16.562583	12.92%	0
2011	14.995473	14.667812	-2.19%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	26.851247	30.249328	12.66%	0
2019	21.041606	26.851247	27.61%	0
2018	23.471379	21.041606	-10.35%	0
2017	20.958488	23.471379	11.99%	0
2016	19.208725	20.958488	9.11%	0
2015	20.601271	19.208725	-6.76%	0
2014	19.251600	20.601271	7.01%	0
2013	15.052963	19.251600	27.89%	0
2012	13.358605	15.052963	12.68%	0
2011	13.508599	13.358605	-1.11%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	34.058958	47.414131	39.21%	28,115
2019	24.698331	34.058958	37.90%	35,939
2018	26.578593	24.698331	-7.07%	40,815
2017	20.855233	26.578593	27.44%	48,926
2016	20.595174	20.855233	1.26%	57,338
2015	19.523939	20.595174	5.49%	62,862
2014	18.652231	19.523939	4.67%	76,254
2013	13.861965	18.652231	34.56%	92,785
2012	12.030690	13.861965	15.22%	104,912
2011	12.026321	12.030690	0.04%	113,911
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.687163	46.87%	899
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.561894	19.106913	8.80%	0
2019	14.745302	17.561894	19.10%	0
2018	16.467848	14.745302	-10.46%	0
2017	14.988671	16.467848	9.87%	0
2016	13.157260	14.988671	13.92%	0
2015	13.609039	13.157260	-3.32%	0
2014	12.613858	13.609039	7.89%	0
2013	10.183229	12.613858	23.87%	0
2012	9.141837	10.183229	11.39%	0
2011*	10.000000	9.141837	-8.58%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.738939	37.559643	26.30%	33,648
2019	22.805276	29.738939	30.40%	46,033
2018	26.547662	22.805276	-14.10%	46,809
2017	19.630853	26.547662	35.23%	49,125
2016	19.822362	19.630853	-0.97%	60,802
2015	19.272588	19.822362	2.85%	75,174
2014	19.040636	19.272588	1.22%	84,916
2013	15.115150	19.040636	25.97%	31,741
2012	12.597123	15.115150	19.99%	31,430
2011	13.881325	12.597123	-9.25%	37,631
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.642646	14.439387	-13.24%	0
2019	13.674201	16.642646	21.71%	0
2018	14.725984	13.674201	-7.14%	0
2017	13.164032	14.725984	11.87%	0
2016	13.037422	13.164032	0.97%	0
2015	13.373732	13.037422	-2.51%	0
2014	11.791654	13.373732	13.42%	0
2013	11.601989	11.791654	1.63%	0
2012	9.151851	11.601989	26.77%	0
2011	9.892677	9.151851	-7.49%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.360333	11.623331	2.32%	486
2019	10.361471	11.360333	9.64%	486
2018	10.953722	10.361471	-5.41%	486
2017	10.416299	10.953722	5.16%	486
2016	9.880994	10.416299	5.42%	566
2015	10.216795	9.880994	-3.29%	569
2014	10.040205	10.216795	1.76%	7,212
2013	10.160185	10.040205	-1.18%	10,202
2012*	10.000000	10.160185	1.60%	1,328
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.910178	33.875641	13.26%	0
2019	22.812532	29.910178	31.11%	0
2018	22.849211	22.812532	-0.16%	0
2017	19.935813	22.849211	14.61%	0
2016	22.754746	19.935813	-12.39%	0
2015	22.291122	22.754746	2.08%	0
2014	18.824948	22.291122	18.41%	0
2013	13.536638	18.824948	39.07%	0
2012	11.315773	13.536638	19.63%	0
2011	11.001090	11.315773	2.86%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	29.130245	32.858410	12.80%	0
2019	22.897050	29.130245	27.22%	0
2018	27.217501	22.897050	-15.87%	0
2017	22.361750	27.217501	21.71%	0
2016	22.700909	22.361750	-1.49%	0
2015	23.492284	22.700909	-3.37%	0
2014	23.663142	23.492284	-0.72%	0
2013	20.093703	23.663142	17.76%	0
2012	17.577252	20.093703	14.32%	0
2011	19.047466	17.577252	-7.72%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.206522	35.184145	12.75%	47,433
2019	23.877484	31.206522	30.69%	61,682
2018	26.198337	23.877484	-8.86%	71,899
2017	22.646181	26.198337	15.69%	81,173
2016	20.503873	22.646181	10.45%	93,506
2015	20.053998	20.503873	2.24%	102,368
2014	18.307312	20.053998	9.54%	109,618
2013	14.040399	18.307312	30.39%	133,142
2012	12.141322	14.040399	15.64%	150,091
2011	12.271664	12.141322	-1.06%	173,951
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	17.019677	18.346604	7.80%	367
2019	13.756112	17.019677	23.72%	0
2018	15.727201	13.756112	-12.53%	0
2017	13.862365	15.727201	13.45%	0
2016	12.379590	13.862365	11.98%	0
2015	13.070450	12.379590	-5.29%	0
2014	12.680409	13.070450	3.08%	0
2013	9.975509	12.680409	27.12%	0
2012*	10.000000	9.975509	-0.24%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.801357	28.244915	18.67%	9,208
2019	19.019338	23.801357	25.14%	5,612
2018	21.435202	19.019338	-11.27%	6,477
2017	18.975742	21.435202	12.96%	7,075
2016	16.244015	18.975742	16.82%	7,975
2015	17.445525	16.244015	-6.89%	12,463
2014	15.751004	17.445525	10.76%	10,359
2013	11.288138	15.751004	39.54%	8,312
2012	9.669019	11.288138	16.75%	9,692
2011	9.992485	9.669019	-3.24%	14,225

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.206936	13.422669	19.77%	0
2019	8.851660	11.206936	26.61%	795
2018	11.120349	8.851660	-20.40%	0
2017	8.887670	11.120349	25.12%	0
2016	9.232420	8.887670	-3.73%	0
2015	9.049310	9.232420	2.02%	0
2014*	10.000000	9.049310	-9.51%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.517894	38.895484	12.68%	3,701
2019	28.645691	34.517894	20.50%	3,854
2018	30.616594	28.645691	-6.44%	4,416
2017	26.160330	30.616594	17.03%	5,739
2016	27.134024	26.160330	-3.59%	9,276
2015	29.919151	27.134024	-9.31%	15,140
2014	31.917089	29.919151	-6.26%	15,619
2013	25.777362	31.917089	23.82%	20,928
2012	21.859705	25.777362	17.92%	26,770
2011	23.806693	21.859705	-8.18%	29,485
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.771810	33.333205	4.91%	2,661
2019	28.876875	31.771810	10.03%	460
2018	29.815549	28.876875	-3.15%	1,181
2017	28.244743	29.815549	5.56%	1,221
2016	24.567056	28.244743	14.97%	919
2015	26.555150	24.567056	-7.49%	2,881
2014	26.335341	26.555150	0.83%	3,128
2013	24.085909	26.335341	9.34%	2,399
2012	20.517435	24.085909	17.39%	1,601
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.786259	60.134546	47.44%	0
2019	29.881670	40.786259	36.49%	3
2018	30.218136	29.881670	-1.11%	117
2017	24.065280	30.218136	25.57%	127
2016	22.918324	24.065280	5.00%	127
2015	24.582380	22.918324	-6.77%	0
2014	23.030823	24.582380	6.74%	0
2013	17.912545	23.030823	28.57%	152
2012	15.941383	17.912545	12.37%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.709773	11.683686	9.09%	4,541
2019	9.904517	10.709773	8.13%	4,715
2018	10.140639	9.904517	-2.33%	4,837
2017	9.915505	10.140639	2.27%	4,990
2016	9.802649	9.915505	1.15%	4,480
2015*	10.000000	9.802649	-1.97%	4,543

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.542406	42.018896	37.58%	55,973
2019	22.554627	30.542406	35.42%	69,068
2018	22.410104	22.554627	0.64%	73,924
2017	17.421473	22.410104	28.63%	82,550
2016	17.270362	17.421473	0.87%	97,319
2015	15.592322	17.270362	10.76%	113,109
2014	14.527615	15.592322	7.33%	127,638
2013	11.217191	14.527615	29.51%	164,219
2012	9.152791	11.217191	22.55%	186,080
2011	9.939702	9.152791	-7.92%	207,654
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.929285	28.232580	49.15%	67,413
2019	13.209637	18.929285	43.30%	82,102
2018	13.230306	13.209637	-0.16%	80,085
2017	9.226353	13.230306	43.40%	84,100
2016	8.189628	9.226353	12.66%	80,174
2015	7.909099	8.189628	3.55%	101,945
2014	7.309749	7.909099	8.20%	97,672
2013	5.456281	7.309749	33.97%	119,259
2012	4.628075	5.456281	17.90%	127,581
2011	5.120391	4.628075	-9.61%	115,922
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.836778	17.033253	14.80%	55,593
2019	11.833801	14.836778	25.38%	76,261
2018	14.093330	11.833801	-16.03%	77,203
2017	10.888340	14.093330	29.44%	84,028
2016	11.794695	10.888340	-7.68%	107,614
2015	13.070653	11.794695	-9.76%	113,222
2014	15.027932	13.070653	-13.02%	122,515
2013	13.289453	15.027932	13.08%	139,558
2012	11.866672	13.289453	11.99%	155,788
2011	17.724057	11.866672	-33.05%	96,727
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.345327	35.103576	-0.68%	9,360
2019	28.179282	35.345327	25.43%	9,682
2018	32.303523	28.179282	-12.77%	11,178
2017	28.695531	32.303523	12.57%	11,308
2016	25.283723	28.695531	13.49%	10,145
2015	26.249006	25.283723	-3.68%	9,768
2014	23.045945	26.249006	13.90%	13,458
2013	17.604088	23.045945	30.91%	16,007
2012	14.779693	17.604088	19.11%	18,186
2011	14.620270	14.779693	1.09%	14,632

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.667293	10.420697	-2.31%	1,856
2019	9.125025	10.667293	16.90%	1,996
2018	11.323723	9.125025	-19.42%	2,514
2017	8.952415	11.323723	26.49%	1,810
2016	7.490613	8.952415	19.52%	3,106
2015	9.469268	7.490613	-20.90%	830
2014*	10.000000	9.469268	-5.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.786866	11.466316	6.30%	0
2019	10.055660	10.786866	7.27%	0
2018	10.268362	10.055660	-2.07%	0
2017	9.990998	10.268362	2.78%	0
2016*	10.000000	9.990998	-0.09%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.214287	33.441692	44.06%	719
2019	16.606347	23.214287	39.79%	309
2018	17.076789	16.606347	-2.75%	1,198
2017	13.660416	17.076789	25.01%	1,229
2016	12.688550	13.660416	7.66%	1,243
2015	13.104364	12.688550	-3.17%	1,996
2014	14.316344	13.104364	-8.47%	2,011
2013	10.245282	14.316344	39.74%	1,115
2012*	10.000000	10.245282	2.45%	1,373
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.198989	25.737446	2.14%	23,097
2019	19.664270	25.198989	28.15%	25,673
2018	22.170219	19.664270	-11.30%	28,232
2017	19.092577	22.170219	16.12%	33,553
2016	16.958450	19.092577	12.58%	33,156
2015	17.299985	16.958450	-1.97%	37,989
2014	15.864971	17.299985	9.05%	43,709
2013	11.824309	15.864971	34.17%	43,516
2012	10.312244	11.824309	14.66%	43,285
2011	10.470289	10.312244	-1.51%	44,130
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.876361	12.430392	14.29%	0
2019*	10.000000	10.876361	8.76%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.858816	27.189268	18.94%	17,375
2019	18.385047	22.858816	24.33%	18,583
2018	20.582751	18.385047	-10.68%	22,022
2017	16.401709	20.582751	25.49%	21,135
2016	15.962134	16.401709	2.75%	10,557
2015	15.172591	15.962134	5.20%	16,460
2014	15.161848	15.172591	0.07%	15,113
2013	12.005153	15.161848	26.29%	9,804
2012	10.465531	12.005153	14.71%	4,906
2011	10.767727	10.465531	-2.81%	2,428
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.344853	33.45%	1,161
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.657836	36.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.508493	16.542504	6.67%	3,939
2019	14.135142	15.508493	9.72%	4,034
2018	14.379606	14.135142	-1.70%	1,907
2017	13.677867	14.379606	5.13%	1,998
2016	13.026567	13.677867	5.00%	1,811
2015	13.251065	13.026567	-1.69%	460
2014	12.416358	13.251065	6.72%	451
2013	12.588016	12.416358	-1.36%	429
2012	11.624531	12.588016	8.29%	486
2011	11.119553	11.624531	4.54%	895
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	35.137283	36.696262	4.44%	528
2019	31.080563	35.137283	13.05%	666
2018	33.756664	31.080563	-7.93%	827
2017	31.094626	33.756664	8.56%	929
2016	28.423681	31.094626	9.40%	1,055
2015	29.049369	28.423681	-2.15%	1,133
2014	28.522624	29.049369	1.85%	3,273
2013	31.589273	28.522624	-9.71%	4,369
2012	27.064202	31.589273	16.72%	4,829
2011	25.553490	27.064202	5.91%	6,182
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.037765	11.740366	-2.47%	2,213
2019	9.514169	12.037765	26.52%	2,271
2018	10.439263	9.514169	-8.86%	2,335
2017	9.373851	10.439263	11.37%	2,350
2016	8.239797	9.373851	13.76%	4,220
2015*	10.000000	8.239797	-17.60%	5,083

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.624307	22.635723	9.75%	0
2019	17.698143	20.624307	16.53%	0
2018	19.131297	17.698143	-7.49%	0
2017	16.651417	19.131297	14.89%	0
2016	15.938772	16.651417	4.47%	0
2015	17.208427	15.938772	-7.38%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.472602	25.380195	12.94%	0
2019	18.315104	22.472602	22.70%	0
2018	19.942664	18.315104	-8.16%	0
2017	17.149356	19.942664	16.29%	0
2016	15.612805	17.149356	9.84%	0
2015	16.996623	15.612805	-8.14%	0
2014	17.538975	16.996623	-3.09%	0
2013	13.436142	17.538975	30.54%	0
2012	11.073497	13.436142	21.34%	0
2011	11.293642	11.073497	-1.95%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.828448	35.613415	49.46%	24,474
2019	18.085978	23.828448	31.75%	31,968
2018	21.879868	18.085978	-17.34%	35,710
2017	17.580410	21.879868	24.46%	37,959
2016	18.151605	17.580410	-3.15%	42,578
2015	18.434797	18.151605	-1.54%	54,146
2014	18.820147	18.434797	-2.05%	64,618
2013	15.671907	18.820147	20.09%	0
2012	13.663681	15.671907	14.70%	0
2011	15.227920	13.663681	-10.27%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.823716	23.077149	10.82%	66,792
2019	17.423624	20.823716	19.51%	82,210
2018	18.532270	17.423624	-5.98%	90,493
2017	16.174011	18.532270	14.58%	93,734
2016	14.995617	16.174011	7.86%	96,463
2015	15.007053	14.995617	-0.08%	102,122
2014	14.445401	15.007053	3.89%	102,461
2013	11.841407	14.445401	21.99%	98,123
2012	10.341961	11.841407	14.50%	86,601
2011	10.355268	10.341961	-0.13%	86,889

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	13.019090	14.068306	8.06%	32,880
2019	12.072726	13.019090	7.84%	22,592
2018	12.333929	12.072726	-2.12%	26,871
2017	12.076585	12.333929	2.13%	30,897
2016	11.889274	12.076585	1.58%	25,701
2015	12.043245	11.889274	-1.28%	25,233
2014	11.593846	12.043245	3.88%	29,444
2013	12.026412	11.593846	-3.60%	40,461
2012	11.579229	12.026412	3.86%	81,706
2011	11.068248	11.579229	4.62%	88,189
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.696396	33.036837	28.57%	16,293
2019	19.267931	25.696396	33.36%	17,386
2018	21.499308	19.267931	-10.38%	23,783
2017	16.589532	21.499308	29.60%	30,253
2016	16.733767	16.589532	-0.86%	37,307
2015	15.872767	16.733767	5.42%	37,702
2014	15.752053	15.872767	0.77%	33,324
2013	12.374839	15.752053	27.29%	37,597
2012	10.243919	12.374839	20.80%	35,266
2011	11.415074	10.243919	-10.26%	40,136
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.644407	41.440626	49.91%	27,425
2019	21.443404	27.644407	28.92%	34,598
2018	21.815414	21.443404	-1.71%	34,424
2017	17.250984	21.815414	26.46%	40,839
2016	15.984733	17.250984	7.92%	42,528
2015	15.178790	15.984733	5.31%	50,122
2014	14.194790	15.178790	6.93%	44,744
2013	11.068060	14.194790	28.25%	49,480
2012	9.527781	11.068060	16.17%	94,428
2011	10.102292	9.527781	-5.69%	103,089
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.945846	24.555389	11.89%	28,557
2019	17.648821	21.945846	24.35%	29,508
2018	18.235589	17.648821	-3.22%	34,507
2017	15.114430	18.235589	20.65%	40,471
2016	13.749903	15.114430	9.92%	43,719
2015	13.746423	13.749903	0.03%	45,071
2014	12.603290	13.746423	9.07%	43,265
2013	9.578957	12.603290	31.57%	40,250
2012	8.269783	9.578957	15.83%	33,557
2011	8.548465	8.269783	-3.26%	36,288

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.796966	22.443769	2.97%	30,095
2019	20.178215	21.796966	8.02%	31,384
2018	20.883219	20.178215	-3.38%	36,058
2017	19.847580	20.883219	5.22%	42,504
2016	18.461332	19.847580	7.51%	48,887
2015	19.212529	18.461332	-3.91%	57,856
2014	18.690527	19.212529	2.79%	63,717
2013	19.103658	18.690527	-2.16%	66,346
2012	17.199908	19.103658	11.07%	76,065
2011	16.468360	17.199908	4.44%	83,039
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.427045	36.500945	9.20%	77,080
2019	26.125288	33.427045	27.95%	97,467
2018	26.404837	26.125288	-1.06%	113,649
2017	22.140307	26.404837	19.26%	127,334
2016	20.086910	22.140307	10.22%	144,389
2015	20.111940	20.086910	-0.12%	157,894
2014	18.123718	20.111940	10.97%	194,642
2013	13.970803	18.123718	29.73%	228,745
2012	12.362176	13.970803	13.01%	273,002
2011	12.427368	12.362176	-0.52%	306,405
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.137216	29.877599	2.54%	17,738
2019	23.129469	29.137216	25.97%	20,374
2018	25.205205	23.129469	-8.24%	28,043
2017	21.587084	25.205205	16.76%	29,768
2016	18.505446	21.587084	16.65%	36,738
2015	19.959016	18.505446	-7.28%	43,703
2014	18.476809	19.959016	8.02%	50,625
2013	13.766447	18.476809	34.22%	53,141
2012	11.744329	13.766447	17.22%	54,642
2011	12.151230	11.744329	-3.35%	70,350
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.201612	13.829791	13.34%	0
2019	10.727793	12.201612	13.74%	0
2018	11.845705	10.727793	-9.44%	0
2017	10.107801	11.845705	17.19%	0
2016*	10.000000	10.107801	1.08%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.482976	19.472107	11.38%	459
2019	14.253355	17.482976	22.66%	333
2018	16.139732	14.253355	-11.69%	204
2017	13.614942	16.139732	18.54%	73
2016	12.697092	13.614942	7.23%	0
2015	13.060872	12.697092	-2.79%	0
2014	12.631444	13.060872	3.40%	0
2013	9.859382	12.631444	28.12%	0
2012	8.578538	9.859382	14.93%	0
2011	9.260039	8.578538	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.689230	17.027268	8.53%	2,480
2019	13.647639	15.689230	14.96%	11,775
2018	14.710233	13.647639	-7.22%	11,886
2017	13.267040	14.710233	10.88%	12,010
2016	12.635636	13.267040	5.00%	22,107
2015	12.906437	12.635636	-2.10%	23,012
2014	12.505958	12.906437	3.20%	24,017
2013	11.022994	12.505958	13.45%	24,831
2012	10.030754	11.022994	9.89%	26,157
2011	10.275186	10.030754	-2.38%	26,426
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.896479	18.636207	10.30%	0
2019	14.201366	16.896479	18.98%	6,457
2018	15.628112	14.201366	-9.13%	6,457
2017	13.637937	15.628112	14.59%	6,457
2016	12.842012	13.637937	6.20%	6,457
2015	13.153042	12.842012	-2.36%	6,651
2014	12.696218	13.153042	3.60%	6,651
2013	10.582587	12.696218	19.97%	13,693
2012	9.411202	10.582587	12.45%	12,211
2011	9.850488	9.411202	-4.46%	194
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.740862	14.628955	6.46%	15,220
2019	12.547768	13.740862	9.51%	5,465
2018	13.020850	12.547768	-3.63%	5,576
2017	12.371988	13.020850	5.24%	5,700
2016	11.951598	12.371988	3.52%	5,816
2015	12.167708	11.951598	-1.78%	5,936
2014	11.899772	12.167708	2.25%	6,060
2013	11.460716	11.899772	3.83%	6,182
2012	10.774655	11.460716	6.37%	6,304
2011	10.737241	10.774655	0.35%	6,423

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.776204	13.279413	3.94%	126
2019	11.340774	12.776204	12.66%	126
2018	12.326142	11.340774	-7.99%	0
2017	10.853924	12.326142	13.56%	0
2016	10.391392	10.853924	4.45%	0
2015	10.972815	10.391392	-5.30%	0
2014	10.844162	10.972815	1.19%	0
2013*	10.000000	10.844162	8.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.291412	14.119742	6.23%	0
2019	11.638371	13.291412	14.20%	0
2018	12.657854	11.638371	-8.05%	0
2017	10.859750	12.657854	16.56%	0
2016	10.332768	10.859750	5.10%	0
2015	10.977749	10.332768	-5.88%	0
2014	10.982926	10.977749	-0.05%	0
2013*	10.000000	10.982926	9.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.346015	17.903354	9.53%	13,883
2019	13.982428	16.346015	16.90%	6,444
2018	15.209431	13.982428	-8.07%	6,764
2017	13.486449	15.209431	12.78%	5,037
2016	12.768677	13.486449	5.62%	5,263
2015	13.043195	12.768677	-2.10%	5,499
2014	12.605515	13.043195	3.47%	6,860
2013	10.813896	12.605515	16.57%	7,651
2012	9.725833	10.813896	11.19%	9,394
2011	10.063573	9.725833	-3.36%	9,941
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.174331	19.077481	11.08%	0
2019	14.199819	17.174331	20.95%	0
2018	15.858411	14.199819	-10.46%	0
2017	13.573581	15.858411	16.83%	0
2016	12.749383	13.573581	6.46%	0
2015	13.081898	12.749383	-2.54%	0
2014	12.643919	13.081898	3.46%	0
2013	10.281952	12.643919	22.97%	0
2012	9.068578	10.281952	13.38%	0
2011	9.613723	9.068578	-5.67%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.138621	16.336091	7.91%	0
2019	13.384998	15.138621	13.10%	0
2018	14.204400	13.384998	-5.77%	0
2017	13.063342	14.204400	8.73%	0
2016	12.454595	13.063342	4.89%	16,971
2015	12.722265	12.454595	-2.10%	25,681
2014	12.352989	12.722265	2.99%	26,105
2013	11.222791	12.352989	10.07%	26,041
2012	10.306939	11.222791	8.89%	26,028
2011	10.444335	10.306939	-1.32%	26,049
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.177851	16.837133	4.08%	2,204
2019	14.534643	16.177851	11.31%	2,537
2018	17.423363	14.534643	-16.58%	2,875
2017	14.348134	17.423363	21.43%	2,872
2016	14.340037	14.348134	0.06%	2,116
2015	15.080789	14.340037	-4.91%	4,387
2014	16.592600	15.080789	-9.11%	5,688
2013	13.962887	16.592600	18.83%	5,270
2012	11.802340	13.962887	18.31%	10,448
2011	13.619829	11.802340	-13.34%	5,469
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.756113	17.56%	10,686
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.356789	15.202164	5.89%	13,952
2019	13.318081	14.356789	7.80%	28,448
2018	13.516845	13.318081	-1.47%	17,446
2017	13.084587	13.516845	3.30%	12,172
2016	12.552007	13.084587	4.24%	14,449
2015	12.777225	12.552007	-1.76%	10,242
2014	12.291451	12.777225	3.95%	9,201
2013	12.663947	12.291451	-2.94%	6,277
2012	11.877682	12.663947	6.62%	13,314
2011	11.260758	11.877682	5.48%	12,589
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.857678	16.030701	7.90%	1,283
2019	13.700926	14.857678	8.44%	1,333
2018	14.051352	13.700926	-2.49%	3,062
2017	13.684576	14.051352	2.68%	6,901
2016	13.382962	13.684576	2.25%	6,317
2015	13.595280	13.382962	-1.56%	6,317
2014	13.100059	13.595280	3.78%	14,452
2013	13.515986	13.100059	-3.08%	9,326
2012	12.752073	13.515986	5.99%	11,350
2011	12.152136	12.752073	4.94%	7,677

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.664564	10.947475	2.65%	134
2019	10.111791	10.664564	5.47%	134
2018*	10.000000	10.111791	1.12%	134
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	27.169493	30.459336	12.11%	7,347
2019	22.333297	27.169493	21.65%	7,880
2018	27.332028	22.333297	-18.29%	9,459
2017	19.519881	27.332028	40.02%	13,625
2016	18.313282	19.519881	6.59%	12,082
2015	22.031836	18.313282	-16.88%	12,924
2014	23.563115	22.031836	-6.50%	13,229
2013	23.636881	23.563115	-0.31%	231
2012	20.379405	23.636881	15.98%	231
2011	26.531812	20.379405	-23.19%	249
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	28.135520	29.514799	4.90%	29,405
2019	24.781185	28.135520	13.54%	32,611
2018	25.819939	24.781185	-4.02%	34,114
2017	24.441681	25.819939	5.64%	38,027
2016	21.637305	24.441681	12.96%	43,055
2015	22.452292	21.637305	-3.63%	49,618
2014	22.126250	22.452292	1.47%	63,721
2013	20.884060	22.126250	5.95%	46,667
2012	18.424232	20.884060	13.35%	53,581
2011	17.934606	18.424232	2.73%	59,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	19.350203	20.311675	4.97%	77,431
2019	18.401687	19.350203	5.15%	104,742
2018	18.606957	18.401687	-1.10%	94,591
2017	18.419938	18.606957	1.02%	108,815
2016	18.477822	18.419938	-0.31%	131,986
2015	18.694218	18.477822	-1.16%	154,303
2014	18.067091	18.694218	3.47%	191,495
2013	19.030589	18.067091	-5.06%	227,481
2012	18.662539	19.030589	1.97%	290,028
2011	17.584301	18.662539	6.13%	337,136
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.828785	11.733078	-0.81%	284,815
2019	11.745072	11.828785	0.71%	219,727
2018	11.707562	11.745072	0.32%	323,182
2017	11.781795	11.707562	-0.63%	387,847
2016	11.905556	11.781795	-1.04%	318,651
2015	12.031891	11.905556	-1.05%	380,249
2014	12.159558	12.031891	-1.05%	441,244
2013	12.288582	12.159558	-1.05%	483,352
2012	12.419345	12.288582	-1.05%	539,403
2011	12.550759	12.419345	-1.05%	648,981

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	17.155517	18.324655	6.81%	20,522
2019	14.554569	17.155517	17.87%	22,582
2018	17.210950	14.554569	-15.43%	25,433
2017	13.646647	17.210950	26.12%	26,325
2016	13.672264	13.646647	-0.19%	29,485
2015	14.253061	13.672264	-4.07%	35,934
2014	14.469182	14.253061	-1.49%	48,469
2013	12.409691	14.469182	16.60%	19,425
2012	10.848439	12.409691	14.39%	21,486
2011	12.149733	10.848439	-10.71%	22,618
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.254155	12.989668	6.00%	5,183
2019	10.217815	12.254155	19.93%	6,187
2018	12.025658	10.217815	-15.03%	6,756
2017	9.764805	12.025658	23.15%	6,901
2016	9.816797	9.764805	-0.53%	7,219
2015	10.060692	9.816797	-2.42%	6,373
2014	10.838078	10.060692	-7.17%	5,508
2013	9.051268	10.838078	19.74%	5,499
2012	7.738252	9.051268	16.97%	3,731
2011	8.973193	7.738252	-13.76%	3,727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.474474	30.670259	11.63%	19,233
2019	22.440447	27.474474	22.43%	20,277
2018	24.883234	22.440447	-9.82%	21,783
2017	21.233361	24.883234	17.19%	23,305
2016	19.602192	21.233361	8.32%	24,909
2015	20.009915	19.602192	-2.04%	26,661
2014	19.261959	20.009915	3.88%	36,258
2013	15.298017	19.261959	25.91%	43,480
2012	13.339339	15.298017	14.68%	43,431
2011	14.032256	13.339339	-4.94%	47,981
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.350959	20.948857	8.26%	25,959
2019	16.955173	19.350959	14.13%	33,647
2018	18.009413	16.955173	-5.85%	33,813
2017	16.377101	18.009413	9.97%	35,191
2016	15.569167	16.377101	5.19%	35,365
2015	15.761762	15.569167	-1.22%	35,545
2014	15.230653	15.761762	3.49%	17,913
2013	13.570556	15.230653	12.23%	14,826
2012	12.538058	13.570556	8.23%	4,013
2011	12.559714	12.538058	-0.17%	1,738

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.573194	26.035858	10.45%	12,263
2019	19.862636	23.573194	18.68%	4,731
2018	21.463363	19.862636	-7.46%	4,731
2017	18.892758	21.463363	13.61%	4,731
2016	17.721208	18.892758	6.61%	4,731
2015	18.005019	17.721208	-1.58%	4,731
2014	17.294686	18.005019	4.11%	4,731
2013	14.626774	17.294686	18.24%	0
2012	13.169128	14.626774	11.07%	0
2011	13.434287	13.169128	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.510284	17.433963	5.59%	16,008
2019	15.233300	16.510284	8.38%	7,324
2018	15.678561	15.233300	-2.84%	7,622
2017	14.992512	15.678561	4.58%	20,327
2016	14.531585	14.992512	3.17%	21,980
2015	14.647004	14.531585	-0.79%	14,315
2014	14.248134	14.647004	2.80%	48,060
2013	13.735651	14.248134	3.73%	53,798
2012	13.198641	13.735651	4.07%	49,613
2011	12.958613	13.198641	1.85%	37,634
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.772976	13.215218	3.46%	1,812
2019	11.423642	12.772976	11.81%	1,812
2018	12.233744	11.423642	-6.62%	2,090
2017	10.841986	12.233744	12.84%	2,377
2016	10.365121	10.841986	4.60%	2,376
2015	10.825992	10.365121	-4.26%	2,376
2014	10.678624	10.825992	1.38%	2,376
2013*	10.000000	10.678624	6.79%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.374634	14.071654	5.21%	0
2019	11.728211	13.374634	14.04%	0
2018	12.617221	11.728211	-7.05%	0
2017	10.901534	12.617221	15.74%	0
2016	10.300926	10.901534	5.83%	0
2015	10.838915	10.300926	-4.96%	0
2014	10.767254	10.838915	0.67%	0
2013*	10.000000	10.767254	7.67%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.767204	24.858579	9.19%	74,761
2019	19.541216	22.767204	16.51%	85,112
2018	20.939042	19.541216	-6.68%	98,613
2017	18.738358	20.939042	11.74%	124,162
2016	17.674214	18.738358	6.02%	186,297
2015	17.921751	17.674214	-1.38%	221,766
2014	17.219746	17.921751	4.08%	250,017
2013	14.921405	17.219746	15.40%	271,982
2012	13.608740	14.921405	9.65%	305,200
2011	13.758420	13.608740	-1.09%	339,994
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.845869	28.727480	11.15%	21,554
2019	21.440153	25.845869	20.55%	22,201
2018	23.483375	21.440153	-8.70%	27,997
2017	20.339527	23.483375	15.46%	29,941
2016	18.947736	20.339527	7.35%	36,575
2015	19.289573	18.947736	-1.77%	40,865
2014	18.573563	19.289573	3.85%	57,887
2013	15.338297	18.573563	21.09%	66,109
2012	13.626416	15.338297	12.56%	67,336
2011	14.069917	13.626416	-3.15%	76,291
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.812605	21.281261	7.41%	10,766
2019	17.643903	19.812605	12.29%	21,301
2018	18.523423	17.643903	-4.75%	22,455
2017	17.140592	18.523423	8.07%	20,825
2016	16.387425	17.140592	4.60%	26,649
2015	16.566374	16.387425	-1.08%	30,129
2014	15.984591	16.566374	3.64%	33,644
2013	14.619856	15.984591	9.33%	41,207
2012	13.675831	14.619856	6.90%	45,365
2011	13.541356	13.675831	0.99%	68,382
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.491318	11.120766	6.00%	0
2019*	10.000000	10.491318	4.91%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.792690	12.362428	14.54%	0
2019*	10.000000	10.792690	7.93%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.689627	31.782055	28.73%	5,949
2019	19.115643	24.689627	29.16%	6,153
2018	19.932937	19.115643	-4.10%	9,088
2017	15.470981	19.932937	28.84%	9,042
2016	15.299674	15.470981	1.12%	9,670
2015	14.948630	15.299674	2.35%	14,365
2014	13.679660	14.948630	9.28%	21,328
2013	10.260273	13.679660	33.33%	21,135
2012	8.911894	10.260273	15.13%	21,951
2011	9.275848	8.911894	-3.92%	23,562
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.339796	14.135819	5.97%	535
2019	11.331728	13.339796	17.72%	0
2018	12.032660	11.331728	-5.83%	0
2017	10.344282	12.032660	16.32%	0
2016	9.630581	10.344282	7.41%	0
2015	9.956514	9.630581	-3.27%	0
2014*	10.000000	9.956514	-0.43%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.349807	16.248984	5.86%	0
2019	12.717113	15.349807	20.70%	0
2018	13.192488	12.717113	-3.60%	0
2017	10.955205	13.192488	20.42%	0
2016	10.060568	10.955205	8.89%	0
2015	10.152954	10.060568	-0.91%	0
2014*	10.000000	10.152954	1.53%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.277300	48.562411	17.65%	213,577
2019	30.312849	41.277300	36.17%	246,976
2018	31.031260	30.312849	-2.32%	276,198
2017	24.631988	31.031260	25.98%	313,648
2016	24.020160	24.631988	2.55%	363,648
2015	23.098638	24.020160	3.99%	383,495
2014	21.455686	23.098638	7.66%	474,665
2013	15.861569	21.455686	35.27%	537,218
2012	13.506535	15.861569	17.44%	597,874
2011	13.961417	13.506535	-3.26%	717,051

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.625720	31.760844	0.43%	49,191
2019	25.175620	31.625720	25.62%	56,312
2018	28.068235	25.175620	-10.31%	61,102
2017	26.100896	28.068235	7.54%	67,123
2016	21.900890	26.100896	19.18%	82,212
2015	23.121864	21.900890	-5.28%	90,218
2014	20.657270	23.121864	11.93%	97,982
2013	15.827600	20.657270	30.51%	122,761
2012	13.950433	15.827600	13.46%	142,294
2011	14.007564	13.950433	-0.41%	171,530
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.817374	18.17%	13,640
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.812785	18.13%	2,450
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	58.038945	64.961380	11.93%	16,223
2019	46.680581	58.038945	24.33%	18,058
2018	53.239585	46.680581	-12.32%	22,222
2017	46.470361	53.239585	14.57%	26,581
2016	39.041025	46.470361	19.03%	33,048
2015	40.481189	39.041025	-3.56%	38,967
2014	37.388599	40.481189	8.27%	46,180
2013	28.399687	37.388599	31.65%	49,640
2012	24.432623	28.399687	16.24%	57,422
2011	25.335958	24.432623	-3.57%	76,681
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.527667	23.014176	-2.18%	23,575
2019	19.199097	23.527667	22.55%	25,545
2018	22.343300	19.199097	-14.07%	26,159
2017	19.834834	22.343300	12.65%	31,157
2016	17.045767	19.834834	16.36%	31,187
2015	17.738513	17.045767	-3.91%	41,069
2014	15.319402	17.738513	15.79%	51,115
2013	11.410822	15.319402	34.25%	47,774
2012	9.911992	11.410822	15.12%	50,073
2011	10.255010	9.911992	-3.34%	77,097

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	37.384536	52.117493	39.41%	7,390
2019	27.839169	37.384536	34.29%	9,678
2018	30.562924	27.839169	-8.91%	11,281
2017	24.723828	30.562924	23.62%	12,292
2016	23.069567	24.723828	7.17%	12,933
2015	23.139402	23.069567	-0.30%	16,561
2014	22.745438	23.139402	1.73%	19,397
2013	15.930920	22.745438	42.78%	18,330
2012	14.193127	15.930920	12.24%	19,757
2011	14.437023	14.193127	-1.69%	24,787
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	49.332260	51.329309	4.05%	15,095
2019	41.895346	49.332260	17.75%	19,552
2018	50.986312	41.895346	-17.83%	20,307
2017	47.243998	50.986312	7.92%	24,795
2016	37.912314	47.243998	24.61%	30,655
2015	40.769988	37.912314	-7.01%	32,514
2014	38.499174	40.769988	5.90%	37,495
2013	27.711842	38.499174	38.93%	42,344
2012	23.252537	27.711842	19.18%	44,563
2011	24.753902	23.252537	-6.07%	60,522
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	48.875527	59.335429	21.40%	20,356
2019	39.311497	48.875527	24.33%	26,587
2018	45.476600	39.311497	-13.56%	28,479
2017	40.495914	45.476600	12.30%	31,744
2016	33.317384	40.495914	21.55%	41,370
2015	34.230669	33.317384	-2.67%	44,121
2014	34.314192	34.230669	-0.24%	51,912
2013	24.610720	34.314192	39.43%	69,829
2012	21.534130	24.610720	14.29%	74,694
2011	23.043130	21.534130	-6.55%	83,934
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.969721	24.684659	12.36%	89,546
2019	17.336255	21.969721	26.73%	107,818
2018	18.398022	17.336255	-5.77%	129,050
2017	14.891508	18.398022	23.55%	142,986
2016	13.247205	14.891508	12.41%	162,287
2015	13.533896	13.247205	-2.12%	191,218
2014	12.830736	13.533896	5.48%	217,849
2013	9.016041	12.830736	42.31%	259,312
2012	7.791847	9.016041	15.71%	279,869
2011	8.909545	7.791847	-12.54%	328,403

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.219448	18.199854	12.21%	0
2019	12.797263	16.219448	26.74%	0
2018	13.615604	12.797263	-6.01%	0
2017	11.028924	13.615604	23.45%	623
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.736965	25.504118	12.17%	1,080
2019	18.235614	22.736965	24.68%	1,101
2018	19.563022	18.235614	-6.79%	1,181
2017	16.666916	19.563022	17.38%	1,259
2016	15.296528	16.666916	8.96%	1,831
2015	15.509074	15.296528	-1.37%	3,402
2014	14.171129	15.509074	9.44%	4,233
2013	10.320552	14.171129	37.31%	4,341
2012	9.354633	10.320552	10.33%	8,646
2011	9.764175	9.354633	-4.19%	7,635
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.920740	17.713646	-6.38%	41,675
2019	14.629821	18.920740	29.33%	48,796
2018	15.389581	14.629821	-4.94%	56,725
2017	14.603625	15.389581	5.38%	65,767
2016	13.747920	14.603625	6.22%	74,782
2015	14.680281	13.747920	-6.35%	80,187
2014	11.511066	14.680281	27.53%	96,105
2013	11.289420	11.511066	1.96%	96,264
2012	9.853885	11.289420	14.57%	101,732
2011	9.350388	9.853885	5.38%	127,808
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.317329	33.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.102003	24.607827	16.61%	8,326
2019	16.299288	21.102003	29.47%	11,554
2018	17.317114	16.299288	-5.88%	6,861
2017	14.436334	17.317114	19.96%	7,558
2016	13.096612	14.436334	10.23%	7,891
2015	13.111956	13.096612	-0.12%	7,112
2014	11.718626	13.111956	11.89%	8,048
2013*	10.000000	11.718626	17.19%	4,116

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.077874	11.271973	1.75%	20,327
2019	10.755811	11.077874	2.99%	10,204
2018	10.782123	10.755811	-0.24%	9,132
2017	10.726826	10.782123	0.52%	7,380
2016	10.576805	10.726826	1.42%	8,092
2015	10.725622	10.576805	-1.39%	8,573
2014	10.786170	10.725622	-0.56%	15,586
2013	10.889131	10.786170	-0.95%	17,600
2012	10.630383	10.889131	2.43%	14,149
2011	10.605217	10.630383	0.24%	13,812
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.969775	21.216082	18.07%	28
2019	14.533004	17.969775	23.65%	26
2018	16.567391	14.533004	-12.28%	0
2017	14.663303	16.567391	12.99%	9
2016	12.259778	14.663303	19.60%	0
2015	13.025772	12.259778	-5.88%	0
2014	12.590914	13.025772	3.45%	0
2013*	10.000000	12.590914	25.91%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.709666	39.340430	59.21%	53,325
2019	18.193882	24.709666	35.81%	57,724
2018	19.740467	18.193882	-7.83%	67,468
2017	15.617419	19.740467	26.40%	80,679
2016	14.824242	15.617419	5.35%	94,579
2015	15.009314	14.824242	-1.23%	114,030
2014	14.580268	15.009314	2.94%	127,796
2013	10.604872	14.580268	37.49%	147,044
2012	9.327500	10.604872	13.69%	172,428
2011	9.842572	9.327500	-5.23%	203,308
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.757110	20.400742	38.24%	3,464
2019	11.257217	14.757110	31.09%	3,868
2018	12.175853	11.257217	-7.54%	4,291
2017	9.878295	12.175853	23.26%	4,732
2016	9.583989	9.878295	3.07%	5,215
2015*	10.000000	9.583989	-4.16%	6,114

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.114070	11.377646	2.37%	10,912
2019	10.832633	11.114070	2.60%	10,991
2018	10.837580	10.832633	-0.05%	12,013
2017	10.855513	10.837580	-0.17%	13,919
2016	10.838237	10.855513	0.16%	30,027
2015	10.933154	10.838237	-0.87%	30,276
2014	10.982182	10.933154	-0.45%	40,095
2013	11.030689	10.982182	-0.44%	47,807
2012	10.657249	11.030689	3.50%	49,615
2011	10.739013	10.657249	-0.76%	52,196
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.973332	36.643595	18.31%	21,422
2019	24.865550	30.973332	24.56%	22,364
2018	26.657237	24.865550	-6.72%	23,162
2017	22.747159	26.657237	17.19%	24,151
2016	20.924319	22.747159	8.71%	26,125
2015	21.244856	20.924319	-1.51%	26,987
2014	19.450926	21.244856	9.22%	31,250
2013	14.285467	19.450926	36.16%	28,213
2012	13.009065	14.285467	9.81%	31,992
2011	13.564681	13.009065	-4.10%	34,905
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.209078	13.036229	6.77%	8,040
2019	11.041908	12.209078	10.57%	8,127
2018	11.802594	11.041908	-6.45%	8,215
2017	10.520068	11.802594	12.19%	8,920
2016	9.416232	10.520068	11.72%	9,499
2015	10.478944	9.416232	-10.14%	9,679
2014	10.542183	10.478944	-0.60%	10,336
2013	10.642420	10.542183	-0.94%	10,698
2012*	10.000000	10.642420	6.42%	3,660
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.205624	12.872130	5.46%	248
2019	10.758719	12.205624	13.45%	0
2018	11.424808	10.758719	-5.83%	0
2017	10.517112	11.424808	8.63%	0
2016	9.387960	10.517112	12.03%	0
2015	9.717416	9.387960	-3.39%	1,623
2014*	10.000000	9.717416	-2.83%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.430223	13.611121	9.50%	4,604
2019	11.749347	12.430223	5.80%	4,968
2018	12.378964	11.749347	-5.09%	11,495
2017	11.297241	12.378964	9.58%	10,383
2016	11.094660	11.297241	1.83%	10,459
2015	12.079112	11.094660	-8.15%	9,413
2014	12.170653	12.079112	-0.75%	9,497
2013	13.164295	12.170653	-7.55%	12,684
2012	12.642832	13.164295	4.12%	15,352
2011	11.784787	12.642832	7.28%	17,041
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.935131	12.151078	1.81%	36,132
2019	11.606376	11.935131	2.83%	36,874
2018	11.702467	11.606376	-0.82%	61,224
2017	11.680046	11.702467	0.19%	74,550
2016	11.651586	11.680046	0.24%	83,151
2015	11.750690	11.651586	-0.84%	92,068
2014	11.787175	11.750690	-0.31%	89,811
2013	11.939974	11.787175	-1.28%	87,077
2012	11.410852	11.939974	4.64%	104,783
2011	11.416548	11.410852	-0.05%	107,253
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.886407	16.455879	10.54%	0
2019	13.874076	14.886407	7.30%	0
2018	14.339451	13.874076	-3.25%	0
2017	13.979270	14.339451	2.58%	0
2016	13.430584	13.979270	4.09%	0
2015	13.950407	13.430584	-3.73%	0
2014	13.675686	13.950407	2.01%	0
2013	15.224063	13.675686	-10.17%	0
2012	14.147476	15.224063	7.61%	0
2011	12.803216	14.147476	10.50%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.460043	10.571749	1.07%	4,527
2019	10.293502	10.460043	1.62%	4,412
2018	10.256962	10.293502	0.36%	5,781
2017	10.131942	10.256962	1.23%	83
2016*	10.000000	10.131942	1.32%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	17.225880	18.517479	7.50%	0
2019	16.066332	17.225880	7.22%	0
2018	16.325215	16.066332	-1.59%	0
2017	15.724102	16.325215	3.82%	0
2016	15.474885	15.724102	1.61%	0
2015	15.571272	15.474885	-0.62%	0
2014	15.091937	15.571272	3.18%	0
2013	15.556294	15.091937	-2.99%	0
2012	14.344674	15.556294	8.45%	0
2011	13.992100	14.344674	2.52%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.939115	12.821588	7.39%	21,785
2019	11.146519	11.939115	7.11%	21,300
2018	11.337448	11.146519	-1.68%	22,264
2017	10.930873	11.337448	3.72%	22,685
2016	10.768346	10.930873	1.51%	23,459
2015	10.846212	10.768346	-0.72%	23,297
2014	10.522768	10.846212	3.07%	23,769
2013	10.857341	10.522768	-3.08%	47,363
2012	10.020820	10.857341	8.35%	61,070
2011*	10.000000	10.020820	0.21%	906
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.228629	13.563781	10.92%	426
2019	9.874628	12.228629	23.84%	0
2018	12.338309	9.874628	-19.97%	197
2017	9.850546	12.338309	25.26%	0
2016*	10.000000	9.850546	-1.49%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.526588	35.27%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.924254	29.24%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.391335	18.853396	22.49%	0
2019	13.010917	15.391335	18.30%	0
2018	14.457475	13.010917	-10.01%	0
2017	13.890255	14.457475	4.08%	0
2016	11.725878	13.890255	18.46%	0
2015	13.536731	11.725878	-13.38%	0
2014	14.188087	13.536731	-4.59%	0
2013	11.851419	14.188087	19.72%	0
2012	11.130984	11.851419	6.47%	0
2011	12.797561	11.130984	-13.02%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.497013	58.195909	27.91%	11,829
2019	35.745789	45.497013	27.28%	16,286
2018	35.820095	35.745789	-0.21%	13,614
2017	28.434551	35.820095	25.97%	17,393
2016	32.184212	28.434551	-11.65%	16,366
2015	28.919384	32.184212	11.29%	29,498
2014	22.271997	28.919384	29.85%	41,345
2013	14.954399	22.271997	48.93%	27,637
2012	11.537032	14.954399	29.62%	33,328
2011	10.562259	11.537032	9.23%	24,567
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	33.436399	38.792385	16.02%	18,808
2019	25.874639	33.436399	29.22%	23,154
2018	34.177924	25.874639	-24.29%	24,058
2017	22.868593	34.177924	49.45%	29,814
2016	23.086909	22.868593	-0.95%	25,753
2015	27.127746	23.086909	-14.90%	27,671
2014	27.529819	27.127746	-1.46%	30,022
2013	24.836519	27.529819	10.84%	31,364
2012	19.336724	24.836519	28.44%	36,555
2011	26.314442	19.336724	-26.52%	16,000
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.943683	6.988574	17.58%	10,491
2019	5.385005	5.943683	10.37%	12,415
2018	7.603628	5.385005	-29.18%	13,499
2017	7.838626	7.603628	-3.00%	13,885
2016	5.523613	7.838626	41.91%	24,989
2015	8.410378	5.523613	-34.32%	12,927
2014	10.538538	8.410378	-20.19%	10,478
2013	9.656218	10.538538	9.14%	11,900
2012*	10.000000	9.656218	-3.44%	9,105
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	18.181812	21.429333	17.86%	14,366
2019	16.425278	18.181812	10.69%	14,907
2018	23.145572	16.425278	-29.03%	15,674
2017	23.794560	23.145572	-2.73%	15,826
2016	16.732540	23.794560	42.21%	16,718
2015	25.408730	16.732540	-34.15%	18,437
2014	31.742478	25.408730	-19.95%	20,046
2013	29.022122	31.742478	9.37%	23,445
2012	28.370161	29.022122	2.30%	28,443
2011	34.315944	28.370161	-17.33%	11,041
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.812783	10.533482	-2.58%	0
2019*	10.000000	10.812783	8.13%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.783314	58.990609	56.13%	4,372
2019	30.589181	37.783314	23.52%	2,006
2018	30.516110	30.589181	0.24%	7,249
2017	24.502984	30.516110	24.54%	235
2016	22.981939	24.502984	6.62%	9,270
2015	23.915161	22.981939	-3.90%	11,437
2014	24.631424	23.915161	-2.91%	11,670
2013	16.569702	24.631424	48.65%	11,544
2012	15.524010	16.569702	6.74%	12,139
2011	16.444292	15.524010	-5.60%	19,092

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.669555	14.176309	3.71%	0
2019	11.993676	13.669555	13.97%	0
2018	13.089545	11.993676	-8.37%	164
2017	11.576608	13.089545	13.07%	3,759
2016	11.323854	11.576608	2.23%	568
2015	11.600604	11.323854	-2.39%	813
2014	11.256096	11.600604	3.06%	1,051
2013	10.167936	11.256096	10.70%	1,301
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.858337	8.954596	1.09%	0
2019	7.669232	8.858337	15.50%	0
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.736982	22.154268	1.92%	6,734
2019	18.330553	21.736982	18.58%	7,876
2018	21.882609	18.330553	-16.23%	9,973
2017	19.605961	21.882609	11.61%	10,096
2016	15.885120	19.605961	23.42%	13,384
2015	17.031581	15.885120	-6.73%	16,161
2014	15.806910	17.031581	7.75%	17,729
2013	11.612344	15.806910	36.12%	27,445
2012	9.911273	11.612344	17.16%	88,590
2011	10.966845	9.911273	-9.63%	104,550
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.828733	16.066851	8.35%	36,313
2019	13.767981	14.828733	7.70%	42,460
2018	14.325759	13.767981	-3.89%	59,098
2017	13.971660	14.325759	2.53%	62,256
2016	13.532889	13.971660	3.24%	84,533
2015	14.029679	13.532889	-3.54%	92,801
2014	13.732578	14.029679	2.16%	119,878
2013	15.171785	13.732578	-9.49%	142,996
2012	14.285811	15.171785	6.20%	260,485
2011	12.926098	14.285811	10.52%	353,292
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.865032	36.341765	10.58%	97,962
2019	26.809780	32.865032	22.59%	108,662
2018	29.108686	26.809780	-7.90%	121,376
2017	24.427294	29.108686	19.16%	129,385
2016	21.763717	24.427294	12.24%	140,456
2015	23.316310	21.763717	-6.66%	149,276
2014	20.955483	23.316310	11.27%	162,510
2013	15.600262	20.955483	34.33%	187,781
2012	13.747239	15.600262	13.48%	231,456
2011	13.480316	13.747239	1.98%	276,788

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.675072	30.719328	24.50%	0
2019	19.427957	24.675072	27.01%	0
2018	23.172346	19.427957	-16.16%	0
2017	17.856798	23.172346	29.77%	0
2016	19.105368	17.856798	-6.54%	0
2015	19.172501	19.105368	-0.35%	0
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.261162	29.289614	0.10%	24,109
2019	22.908665	29.261162	27.73%	29,862
2018	26.576190	22.908665	-13.80%	31,856
2017	24.057594	26.576190	10.47%	38,044
2016	19.799287	24.057594	21.51%	44,548
2015	20.310510	19.799287	-2.52%	39,074
2014	17.639464	20.310510	15.14%	58,589
2013	13.707510	17.639464	28.68%	50,357
2012	11.914872	13.707510	15.05%	48,821
2011	12.131262	11.914872	-1.78%	58,228
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.894837	44.834861	-0.13%	0
2019	35.733831	44.894837	25.64%	0
2018	39.773005	35.733831	-10.16%	0
2017	36.979366	39.773005	7.55%	0
2016	31.033792	36.979366	19.16%	0
2015	32.647049	31.033792	-4.94%	0
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.076033	30.76%	113
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.902854	12.597403	5.84%	67,694
2019	10.477971	11.902854	13.60%	51,835
2018	10.910293	10.477971	-3.96%	16,577
2017	10.302079	10.910293	5.90%	19,742
2016	9.232806	10.302079	11.58%	16,370
2015*	10.000000	9.232806	-7.67%	3,929

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.752788	11.543045	7.35%	13,163
2019	9.961216	10.752788	7.95%	14,894
2018	10.145817	9.961216	-1.82%	8,562
2017	9.939655	10.145817	2.07%	8,628
2016	9.808699	9.939655	1.34%	19,507
2015*	10.000000	9.808699	-1.91%	5,694
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.929096	15.292035	2.43%	14,271
2019	11.842963	14.929096	26.06%	15,939
2018	12.934695	11.842963	-8.44%	9,629
2017	11.226802	12.934695	15.21%	10,690
2016	9.780640	11.226802	14.79%	7,625
2015*	10.000000	9.780640	-2.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.669299	22.287593	19.38%	61,206
2019	16.030648	18.669299	16.46%	80,257
2018	17.539200	16.030648	-8.60%	88,083
2017	15.595831	17.539200	12.46%	98,387
2016	15.190796	15.595831	2.67%	109,466
2015	15.515057	15.190796	-2.09%	136,612
2014	15.390246	15.515057	0.81%	151,545
2013	13.600734	15.390246	13.16%	181,115
2012	12.505920	13.600734	8.75%	175,540
2011	13.122397	12.505920	-4.70%	243,497
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.470339	14.367382	6.66%	930
2019	11.363834	13.470339	18.54%	934
2018	13.628691	11.363834	-16.62%	5,433
2017	11.978277	13.628691	13.78%	5,483
2016	10.512985	11.978277	13.94%	1,328
2015	10.904285	10.512985	-3.59%	1,647
2014*	10.000000	10.904285	9.04%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.124784	40.622038	9.42%	33,083
2019	30.715050	37.124784	20.87%	36,315
2018	34.121130	30.715050	-9.98%	45,912
2017	30.692673	34.121130	11.17%	48,072
2016	24.682937	30.692673	24.35%	59,079
2015	25.552721	24.682937	-3.40%	69,252
2014	24.578155	25.552721	3.97%	78,124
2013	17.660870	24.578155	39.17%	100,360
2012	15.428967	17.660870	14.47%	106,693
2011	15.512910	15.428967	-0.54%	153,218

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.841233	42.997430	16.71%	329,928
2019	28.396001	36.841233	29.74%	381,746
2018	30.109243	28.396001	-5.69%	449,046
2017	25.047963	30.109243	20.21%	511,544
2016	22.671638	25.047963	10.48%	551,425
2015	22.672789	22.671638	-0.01%	644,858
2014	20.211670	22.672789	12.18%	711,433
2013	15.478869	20.211670	30.58%	798,397
2012	13.523176	15.478869	14.46%	921,096
2011	13.421278	13.523176	0.76%	1,092,360
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.908168	35.493025	22.78%	29,513
2019	21.754972	28.908168	32.88%	32,533
2018	23.011237	21.754972	-5.46%	33,446
2017	20.173163	23.011237	14.07%	35,859
2016	18.479930	20.173163	9.16%	37,148
2015	19.302126	18.479930	-4.26%	45,860
2014	17.202587	19.302126	12.20%	49,064
2013	12.947248	17.202587	32.87%	51,305
2012	11.691544	12.947248	10.74%	61,622
2011	11.715723	11.691544	-0.21%	91,202
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	36.299499	44.404823	22.33%	55,276
2019	26.968409	36.299499	34.60%	60,726
2018	29.276096	26.968409	-7.88%	115,612
2017	23.246830	29.276096	25.94%	119,811
2016	21.782964	23.246830	6.72%	126,839
2015	22.582690	21.782964	-3.54%	136,183
2014	21.124533	22.582690	6.90%	162,814
2013	17.637339	21.124533	19.77%	188,814
2012	16.149529	17.637339	9.21%	223,403
2011	14.978871	16.149529	7.82%	249,599
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	22.997411	27.268922	18.57%	0
2019	19.094680	22.997411	20.44%	0
2018	23.860154	19.094680	-19.97%	668
2017	19.349338	23.860154	23.31%	623
2016	16.711163	19.349338	15.79%	571
2015	17.290724	16.711163	-3.35%	506
2014	17.208676	17.290724	0.48%	455
2013	11.713329	17.208676	46.92%	391
2012	9.823778	11.713329	19.23%	835
2011	11.529165	9.823778	-14.79%	1,854

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.182676	11.757167	5.14%	7,822
2019	9.703770	11.182676	15.24%	10,230
2018	10.221005	9.703770	-5.06%	3,634
2017*	10.000000	10.221005	2.21%	3,868
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.601162	17.028646	-3.25%	5,137
2019	13.934395	17.601162	26.31%	5,594
2018	16.964778	13.934395	-17.86%	11,230
2017	15.348301	16.964778	10.53%	10,405
2016	11.838473	15.348301	29.65%	8,979
2015	12.797136	11.838473	-7.49%	3,483
2014	12.251137	12.797136	4.46%	8,613
2013*	10.000000	12.251137	22.51%	5,351
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.210864	11.309207	0.88%	13,467
2019	10.586184	11.210864	5.90%	42,191
2018	10.713776	10.586184	-1.19%	303,732
2017	10.472114	10.713776	2.31%	293,369
2016	9.718836	10.472114	7.75%	333,576
2015	9.925412	9.718836	-2.08%	17,480
2014*	10.000000	9.925412	-0.75%	524,976
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.634093	22.064006	6.93%	182,471
2019	19.063347	20.634093	8.24%	203,466
2018	19.391515	19.063347	-1.69%	286,544
2017	18.846079	19.391515	2.89%	322,651
2016	18.353254	18.846079	2.69%	353,831
2015	18.602682	18.353254	-1.34%	393,530
2014	18.122183	18.602682	2.65%	450,499
2013	18.136040	18.122183	-0.08%	501,267
2012	16.713375	18.136040	8.51%	606,238
2011	16.523281	16.713375	1.15%	733,076
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.549197	13.654718	29.44%	384
2019	8.256242	10.549197	27.77%	9,586
2018*	10.000000	8.256242	-17.44%	466

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.054224	20.068429	11.16%	87,076
2019	15.737216	18.054224	14.72%	105,244
2018	16.594322	15.737216	-5.17%	23,095
2017	14.849290	16.594322	11.75%	34,196
2016	14.261349	14.849290	4.12%	36,109
2015	14.465070	14.261349	-1.41%	41,965
2014	14.016322	14.465070	3.20%	42,415
2013	12.498349	14.016322	12.15%	68,492
2012	11.315439	12.498349	10.45%	83,124
2011	11.473634	11.315439	-1.38%	84,706
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.830988	21.401750	13.65%	33,371
2019	15.865851	18.830988	18.69%	34,410
2018	17.063195	15.865851	-7.02%	40,019
2017	14.812671	17.063195	15.19%	42,192
2016	14.123545	14.812671	4.88%	41,920
2015	14.333150	14.123545	-1.46%	43,181
2014	13.846720	14.333150	3.51%	49,800
2013	12.074272	13.846720	14.68%	41,202
2012	10.786367	12.074272	11.94%	78,385
2011	11.030144	10.786367	-2.21%	59,042
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.207770	23.334474	15.47%	15,312
2019	16.428287	20.207770	23.01%	18,822
2018	18.033917	16.428287	-8.90%	20,983
2017	15.092110	18.033917	19.49%	16,615
2016	14.325457	15.092110	5.35%	16,595
2015	14.533601	14.325457	-1.43%	15,287
2014	14.013978	14.533601	3.71%	17,536
2013	11.662690	14.013978	20.16%	25,458
2012	10.211709	11.662690	14.21%	25,612
2011	10.611150	10.211709	-3.76%	44,030
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.920329	16.813498	20.78%	43,937
2019	11.340395	13.920329	22.75%	11,486
2018	12.000170	11.340395	-5.50%	9,683
2017	10.449246	12.000170	14.84%	10,679
2016*	10.000000	10.449246	4.49%	4,992

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	52.016021	67.098795	29.00%	0
2019	40.011280	52.016021	30.00%	0
2018	43.265497	40.011280	-7.52%	0
2017	35.926695	43.265497	20.43%	0
2016	33.661893	35.926695	6.73%	0
2015	33.847465	33.661893	-0.55%	0
2014	30.607192	33.847465	10.59%	0
2013	23.597847	30.607192	29.70%	0
2012	20.515234	23.597847	15.03%	0
2011	21.304743	20.515234	-3.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.025524	14.201094	28.80%	1,118
2019*	10.000000	11.025524	10.26%	4,982
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.677155	5.759843	-33.62%	42,659
2019	7.988839	8.677155	8.62%	51,095
2018	10.737692	7.988839	-25.60%	53,824
2017	11.166692	10.737692	-3.84%	64,061
2016	8.456925	11.166692	32.04%	72,575
2015	10.790031	8.456925	-21.62%	73,945
2014	12.506725	10.790031	-13.73%	84,181
2013	10.186261	12.506725	22.78%	103,025
2012	9.834227	10.186261	3.58%	121,926
2011	10.488753	9.834227	-6.24%	180,268
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	33.246264	35.032807	5.37%	360,992
2019	26.401798	33.246264	25.92%	417,829
2018	29.145429	26.401798	-9.41%	479,139
2017	26.123686	29.145429	11.57%	558,863
2016	22.402720	26.123686	16.61%	636,099
2015	23.617524	22.402720	-5.14%	767,999
2014	21.979695	23.617524	7.45%	860,375
2013	17.360932	21.979695	26.60%	989,970
2012	14.979785	17.360932	15.90%	1,209,032
2011	15.017074	14.979785	-0.25%	1,444,228
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.980147	15.940450	6.41%	7,645
2019	11.680070	14.980147	28.25%	6,999
2018	13.006311	11.680070	-10.20%	6,697
2017	11.277240	13.006311	15.33%	8,073
2016*	10.000000	11.277240	12.77%	7,522

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.772899	62.946052	66.64%	0
2019	27.145392	37.772899	39.15%	0
2018	24.432607	27.145392	11.10%	0
2017	18.380530	24.432607	32.93%	0
2016	18.538627	18.380530	-0.85%	0
2015	17.770729	18.538627	4.32%	0
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.972668	56.828853	42.17%	194,406
2019	30.120590	39.972668	32.71%	210,470
2018	30.541576	30.120590	-1.38%	237,038
2017	22.873806	30.541576	33.52%	290,444
2016	22.963644	22.873806	-0.39%	308,471
2015	21.689375	22.963644	5.88%	434,120
2014	19.723857	21.689375	9.97%	431,438
2013	14.642162	19.723857	34.71%	485,265
2012	12.925353	14.642162	13.28%	569,881
2011	13.050381	12.925353	-0.96%	672,929
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	21.073225	21.393481	1.52%	81,217
2019	18.541246	21.073225	13.66%	94,438
2018	19.448875	18.541246	-4.67%	114,217
2017	18.365937	19.448875	5.90%	133,289
2016	16.236153	18.365937	13.12%	169,345
2015	17.057378	16.236153	-4.81%	180,408
2014	17.063732	17.057378	-0.04%	138,641
2013	16.296302	17.063732	4.71%	154,286
2012	14.429589	16.296302	12.94%	200,372
2011	14.038580	14.429589	2.79%	262,025
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.414455	17.736377	8.05%	138,349
2019	15.145888	16.414455	8.38%	159,753
2018	15.412700	15.145888	-1.73%	55,421
2017	14.961518	15.412700	3.02%	55,936
2016	14.458342	14.961518	3.48%	66,538
2015	14.723060	14.458342	-1.80%	88,714
2014	14.076832	14.723060	4.59%	104,434
2013	14.507539	14.076832	-2.97%	115,185
2012	13.869193	14.507539	4.60%	184,093
2011	13.080146	13.869193	6.03%	222,771

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.356021	26.098567	16.74%	42,627
2019	18.325912	22.356021	21.99%	49,345
2018	21.709019	18.325912	-15.58%	56,415
2017	18.184854	21.709019	19.38%	63,928
2016	16.400061	18.184854	10.88%	66,898
2015	16.834960	16.400061	-2.58%	109,918
2014	16.029009	16.834960	5.03%	123,886
2013	11.911608	16.029009	34.57%	147,288
2012	10.496172	11.911608	13.49%	281,214
2011	11.886570	10.496172	-11.70%	338,119
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.809219	28.338045	14.22%	41,650
2019	19.647844	24.809219	26.27%	45,695
2018	23.342056	19.647844	-15.83%	50,486
2017	18.140118	23.342056	28.68%	55,282
2016	19.331387	18.140118	-6.16%	79,825
2015	18.887147	19.331387	2.35%	98,887
2014	20.794213	18.887147	-9.17%	19,649
2013	16.126667	20.794213	28.94%	20,539
2012	13.527678	16.126667	19.21%	23,792
2011	16.524786	13.527678	-18.14%	29,069
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.489446	10.591456	-7.82%	459
2019	9.448813	11.489446	21.60%	848
2018	10.213788	9.448813	-7.49%	391
2017*	10.000000	10.213788	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.766921	32.917213	6.99%	21,240
2019	23.165397	30.766921	32.81%	24,471
2018	28.335317	23.165397	-18.25%	21,670
2017	24.032790	28.335317	17.90%	26,283
2016	22.195518	24.032790	8.28%	29,596
2015	23.149550	22.195518	-4.12%	31,818
2014	21.938793	23.149550	5.52%	36,651
2013	17.005390	21.938793	29.01%	41,295
2012	13.528547	17.005390	25.70%	54,637
2011	15.006538	13.528547	-9.85%	52,295

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.632265	17.275850	10.51%	3,286
2019	13.187250	15.632265	18.54%	6,739
2018	14.758780	13.187250	-10.65%	6,923
2017	13.326193	14.758780	10.75%	7,480
2016	11.904886	13.326193	11.94%	6,843
2015	12.834741	11.904886	-7.24%	7,051
2014	12.618130	12.834741	1.72%	14,032
2013	10.308138	12.618130	22.41%	15,045
2012	9.037365	10.308138	14.06%	14,507
2011	9.280772	9.037365	-2.62%	24,895
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.082894	19.003920	-0.41%	109,562
2019	16.625311	19.082894	14.78%	124,393
2018	17.567362	16.625311	-5.36%	105,090
2017	16.195602	17.567362	8.47%	130,248
2016	14.361314	16.195602	12.77%	268,459
2015	15.623162	14.361314	-8.08%	155,341
2014	15.099934	15.623162	3.47%	388,903
2013	13.399766	15.099934	12.69%	357,644
2012	12.027382	13.399766	11.41%	258,756
2011	11.877684	12.027382	1.26%	258,514
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.867517	22.749163	4.03%	11,475
2019	17.499862	21.867517	24.96%	13,754
2018	20.310970	17.499862	-13.84%	21,450
2017	18.559345	20.310970	9.44%	27,038
2016	14.413956	18.559345	28.76%	33,042
2015	15.736753	14.413956	-8.41%	36,529
2014	15.821443	15.736753	-0.54%	42,402
2013	11.742187	15.821443	34.74%	51,199
2012	10.028976	11.742187	17.08%	61,929
2011	10.536498	10.028976	-4.82%	118,865
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.525381	14.516293	15.90%	13,075
2019	9.996062	12.525381	25.30%	13,430
2018	12.003921	9.996062	-16.73%	17,949
2017	8.644053	12.003921	38.87%	17,268
2016	7.441938	8.644053	16.15%	19,218
2015	9.359497	7.441938	-20.49%	20,928
2014*	10.000000	9.359497	-6.41%	26,024

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.765595	18.389195	-2.01%	0
2019	16.815636	18.765595	11.60%	0
2018	20.067909	16.815636	-16.21%	0
2017	17.339298	20.067909	15.74%	0
2016	16.310023	17.339298	6.31%	0
2015	17.601814	16.310023	-7.34%	0
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.128816	8.923851	-2.25%	29,348
2019	8.202653	9.128816	11.29%	32,052
2018	9.809133	8.202653	-16.38%	27,714
2017	8.499166	9.809133	15.41%	27,323
2016	8.018123	8.499166	6.00%	36,257
2015	8.670237	8.018123	-7.52%	51,625
2014*	10.000000	8.670237	-13.30%	52,935
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.890212	9.264835	-6.32%	116,276
2019	9.802891	9.890212	0.89%	162,754
2018	9.724087	9.802891	0.81%	178,741
2017	9.646188	9.724087	0.81%	201,681
2016	9.474770	9.646188	1.81%	168,869
2015	10.011105	9.474770	-5.36%	218,285
2014*	10.000000	10.011105	0.11%	250,453
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.311648	13.706766	2.97%	0
2019	12.024408	13.311648	10.71%	0
2018	12.709968	12.024408	-5.39%	88
2017	11.361304	12.709968	11.87%	0
2016	11.009778	11.361304	3.19%	0
2015	11.819801	11.009778	-6.85%	0
2014	11.497629	11.819801	2.80%	0
2013	10.236738	11.497629	12.32%	0
2012*	10.000000	10.236738	2.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.136683	10.698815	5.55%	0
2019	9.418540	10.136683	7.62%	0
2018*	10.000000	9.418540	-5.81%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.178944	10.810746	6.21%	199
2019	9.800822	10.178944	3.86%	6,542
2018	10.440240	9.800822	-6.12%	13,681
2017	10.181903	10.440240	2.54%	20,420
2016	10.344868	10.181903	-1.58%	26,166
2015	10.270057	10.344868	0.73%	9,395
2014	9.921960	10.270057	3.51%	6,987
2013*	10.000000	9.921960	-0.78%	5,987
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.174127	17.059938	5.48%	0
2019	13.471072	16.174127	20.07%	0
2018	14.833497	13.471072	-9.18%	0
2017	13.035195	14.833497	13.80%	0
2016	11.940812	13.035195	9.17%	0
2015	12.154593	11.940812	-1.76%	0
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.466656	30.659788	30.65%	0
2019	17.880264	23.466656	31.24%	0
2018	19.462552	17.880264	-8.13%	0
2017	15.784517	19.462552	23.30%	0
2016	14.688600	15.784517	7.46%	0
2015	14.863775	14.688600	-1.18%	0
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.948777	22.212659	11.35%	0
2019	16.793543	19.948777	18.79%	0
2018	18.013136	16.793543	-6.77%	0
2017	15.922153	18.013136	13.13%	0
2016	14.904229	15.922153	6.83%	0
2015	15.053864	14.904229	-0.99%	0
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.810417	22.982689	0.76%	0
2019	18.639309	22.810417	22.38%	0
2018	21.088406	18.639309	-11.61%	0
2017	18.577483	21.088406	13.52%	0
2016	15.306681	18.577483	21.37%	0
2015	16.240340	15.306681	-5.75%	0
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.224571	21.965355	3.49%	0
2019	19.211026	21.224571	10.48%	0
2018	20.260990	19.211026	-5.18%	0
2017	19.283657	20.260990	5.07%	0
2016	16.591056	19.283657	16.23%	0
2015	17.465914	16.591056	-5.01%	0
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.340465	23.839112	-2.06%	0
2019	20.078019	24.340465	21.23%	0
2018	23.246797	20.078019	-13.63%	0
2017	22.666380	23.246797	2.56%	0
2016	18.101658	22.666380	25.22%	0
2015	19.600188	18.101658	-7.65%	0
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.872395	25.656881	3.15%	0
2019	19.849179	24.872395	25.31%	0
2018	23.063615	19.849179	-13.94%	0
2017	20.508074	23.063615	12.46%	0
2016	16.358870	20.508074	25.36%	0
2015	17.746496	16.358870	-7.82%	0
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.860006	29.803407	30.37%	0
2019	18.391246	22.860006	24.30%	0
2018	20.733535	18.391246	-11.30%	0
2017	17.129742	20.733535	21.04%	0
2016	15.265725	17.129742	12.21%	0
2015	15.637934	15.265725	-2.38%	0
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.979554	35.424942	36.36%	0
2019	19.614822	25.979554	32.45%	0
2018	20.582234	19.614822	-4.70%	0
2017	15.994936	20.582234	28.68%	0
2016	14.875128	15.994936	7.53%	0
2015	14.257773	14.875128	4.33%	0
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.530710	34.536571	40.79%	0
2019	18.137070	24.530710	35.25%	0
2018	19.029620	18.137070	-4.69%	551
2017	15.109467	19.029620	25.95%	551
2016	14.938294	15.109467	1.15%	551
2015	14.384251	14.938294	3.85%	551
2014	13.412290	14.384251	7.25%	551
2013	9.677256	13.412290	38.60%	551
2012*	10.000000	9.677256	-3.23%	551
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.059897	33.788663	40.44%	2,535
2019	17.831951	24.059897	34.93%	2,041
2018	18.761265	17.831951	-4.95%	4,931
2017	14.933293	18.761265	25.63%	2,293
2016	14.800424	14.933293	0.90%	946
2015	14.286411	14.800424	3.60%	1,674
2014	13.354435	14.286411	6.98%	3,226
2013	9.659049	13.354435	38.26%	1,664
2012*	10.000000	9.659049	-3.41%	857

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	41.286872	55.772790	35.09%	0
2019	30.651474	41.286872	34.70%	0
2018	32.877934	30.651474	-6.77%	0
2017	26.209631	32.877934	25.44%	0
2016	27.097148	26.209631	-3.28%	0
2015	26.460900	27.097148	2.40%	0
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	26.606372	29.958316	12.60%	0
2019	20.860249	26.606372	27.55%	0
2018	23.280929	20.860249	-10.40%	65
2017	20.798902	23.280929	11.93%	65
2016	19.072068	20.798902	9.05%	65
2015	20.465046	19.072068	-6.81%	65
2014	19.133967	20.465046	6.96%	136
2013	14.968545	19.133967	27.83%	130
2012	13.290426	14.968545	12.63%	1,185
2011	13.446440	13.290426	-1.16%	1,647
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.949130	58.368712	39.14%	47,716
2019	30.435370	41.949130	37.83%	56,867
2018	32.769050	30.435370	-7.12%	68,648
2017	25.725611	32.769050	27.38%	77,033
2016	25.417636	25.725611	1.21%	88,494
2015	24.107756	25.417636	5.43%	104,495
2014	23.043036	24.107756	4.62%	124,218
2013	17.133756	23.043036	34.49%	153,566
2012	14.877798	17.133756	15.16%	183,320
2011	14.879893	14.877798	-0.01%	219,155
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.682208	46.82%	6,692
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.485075	19.013725	8.74%	0
2019	14.688222	17.485075	19.04%	0
2018	16.412445	14.688222	-10.51%	0
2017	14.945776	16.412445	9.81%	0
2016	13.126214	14.945776	13.86%	0
2015	13.583797	13.126214	-3.37%	0
2014	12.596826	13.583797	7.84%	6,985
2013	10.174617	12.596826	23.81%	6,985
2012	9.138734	10.174617	11.34%	9,026
2011*	10.000000	9.138734	-8.61%	9,026

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.444859	37.169435	26.23%	265,867
2019	22.591168	29.444859	30.34%	303,880
2018	26.311803	22.591168	-14.14%	319,559
2017	19.466241	26.311803	35.17%	354,207
2016	19.666042	19.466241	-1.02%	401,320
2015	19.130264	19.666042	2.80%	472,811
2014	18.909583	19.130264	1.17%	498,787
2013	15.018696	18.909583	25.91%	314,592
2012	12.523077	15.018696	19.93%	369,621
2011	13.806701	12.523077	-9.30%	452,513
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.528976	14.333509	-13.28%	0
2019	13.587675	16.528976	21.65%	0
2018	14.640252	13.587675	-7.19%	0
2017	13.093984	14.640252	11.81%	0
2016	12.974578	13.093984	0.92%	0
2015	13.315993	12.974578	-2.56%	0
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.319197	11.575392	2.26%	8,002
2019	10.329178	11.319197	9.58%	14,569
2018	10.925137	10.329178	-5.45%	13,874
2017	10.394333	10.925137	5.11%	12,274
2016	9.865136	10.394333	5.36%	9,001
2015	10.205551	9.865136	-3.34%	10,280
2014	10.034213	10.205551	1.71%	21,744
2013	10.159260	10.034213	-1.23%	15,191
2012*	10.000000	10.159260	1.59%	5,918
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.705987	33.627377	13.20%	0
2019	22.668239	29.705987	31.05%	0
2018	22.716230	22.668239	-0.21%	0
2017	19.829773	22.716230	14.56%	0
2016	22.645119	19.829773	-12.43%	0
2015	22.194935	22.645119	2.03%	0
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.871251	32.549813	12.74%	0
2019	22.704943	28.871251	27.16%	0
2018	27.002884	22.704943	-15.92%	0
2017	22.196599	27.002884	21.65%	0
2016	22.544615	22.196599	-1.54%	0
2015	23.342339	22.544615	-3.42%	0
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.854896	40.404587	12.69%	160,955
2019	27.448036	35.854896	30.63%	183,822
2018	30.131258	27.448036	-8.91%	205,949
2017	26.058960	30.131258	15.63%	232,157
2016	23.605694	26.058960	10.39%	260,874
2015	23.099421	23.605694	2.19%	274,613
2014	21.098135	23.099421	9.49%	325,731
2013	16.188933	21.098135	30.32%	371,842
2012	14.006334	16.188933	15.58%	449,432
2011	14.163832	14.006334	-1.11%	560,571
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.953860	18.266413	7.74%	453
2019	13.709852	16.953860	23.66%	454
2018	15.682282	13.709852	-12.58%	2,582
2017	13.829740	15.682282	13.40%	39
2016	12.356679	13.829740	11.92%	27
2015	13.052854	12.356679	-5.33%	28
2014	12.669740	13.052854	3.02%	29
2013	9.972152	12.669740	27.05%	30
2012*	10.000000	9.972152	-0.28%	32
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.637350	28.036132	18.61%	10,901
2019	18.897840	23.637350	25.08%	12,598
2018	21.309112	18.897840	-11.32%	17,830
2017	18.873632	21.309112	12.90%	21,999
2016	16.164751	18.873632	16.76%	23,570
2015	17.369183	16.164751	-6.93%	24,765
2014	15.690006	17.369183	10.70%	33,012
2013	11.250104	15.690006	39.47%	36,060
2012	9.641310	11.250104	16.69%	130,484
2011	9.968885	9.641310	-3.29%	144,606

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.174861	13.377476	19.71%	1,758
2019	8.830778	11.174861	26.54%	2,127
2018	11.099776	8.830778	-20.44%	2,659
2017	8.875693	11.099776	25.06%	1,758
2016	9.224626	8.875693	-3.78%	1,057
2015	9.046251	9.224626	1.97%	2,409
2014*	10.000000	9.046251	-9.54%	1,071
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.186562	38.502672	12.63%	14,265
2019	28.385068	34.186562	20.44%	14,570
2018	30.353468	28.385068	-6.48%	16,958
2017	25.948570	30.353468	16.98%	18,527
2016	26.927957	25.948570	-3.64%	24,907
2015	29.706959	26.927957	-9.35%	51,035
2014	31.706766	29.706959	-6.31%	55,521
2013	25.620439	31.706766	23.76%	63,705
2012	21.737636	25.620439	17.86%	57,027
2011	23.685706	21.737636	-8.22%	70,576
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.466868	32.996609	4.86%	4,038
2019	28.614173	31.466868	9.97%	3,913
2018	29.559325	28.614173	-3.20%	6,288
2017	28.016130	29.559325	5.51%	4,693
2016	24.380496	28.016130	14.91%	8,538
2015	26.366831	24.380496	-7.53%	9,653
2014	26.161791	26.366831	0.78%	39,159
2013	23.939285	26.161791	9.28%	61,494
2012	20.402867	23.939285	17.33%	5,268
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.486720	59.662778	47.36%	1,665
2019	29.677205	40.486720	36.42%	4,139
2018	30.026633	29.677205	-1.16%	1,904
2017	23.924819	30.026633	25.50%	2,074
2016	22.796053	23.924819	4.95%	395
2015	24.463597	22.796053	-6.82%	2,858
2014	22.931123	24.463597	6.68%	5,553
2013	17.844019	22.931123	28.51%	4,275
2012	15.888445	17.844019	12.31%	3,386
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.684551	11.650283	9.04%	5,866
2019	9.886182	10.684551	8.08%	8,984
2018	10.127013	9.886182	-2.38%	9,003
2017	9.907169	10.127013	2.22%	323
2016	9.799338	9.907169	1.10%	5,367
2015*	10.000000	9.799338	-2.01%	102

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.236365	41.576856	37.51%	167,513
2019	22.339911	30.236365	35.35%	180,260
2018	22.208052	22.339911	0.59%	205,257
2017	17.273094	22.208052	28.57%	227,798
2016	17.131909	17.273094	0.82%	247,792
2015	15.475140	17.131909	10.71%	320,374
2014	14.425725	15.475140	7.27%	362,542
2013	11.144150	14.425725	29.45%	396,920
2012	9.097794	11.144150	22.49%	511,456
2011	9.884966	9.097794	-7.96%	637,956
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.739544	27.935481	49.07%	114,333
2019	13.083832	18.739544	43.23%	114,519
2018	13.110963	13.083832	-0.21%	144,152
2017	9.147736	13.110963	43.32%	143,392
2016	8.123926	9.147736	12.60%	144,313
2015	7.849611	8.123926	3.49%	156,782
2014	7.258436	7.849611	8.14%	181,269
2013	5.420713	7.258436	33.90%	341,133
2012	4.600236	5.420713	17.84%	568,161
2011	5.092165	4.600236	-9.66%	160,315
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.688034	16.853969	14.75%	204,883
2019	11.721084	14.688034	25.31%	215,651
2018	13.966198	11.721084	-16.08%	234,187
2017	10.795546	13.966198	29.37%	247,855
2016	11.700067	10.795546	-7.73%	277,818
2015	12.972344	11.700067	-9.81%	320,999
2014	14.922461	12.972344	-13.07%	353,873
2013	13.202859	14.922461	13.02%	408,134
2012	11.795326	13.202859	11.93%	503,149
2011	17.626398	11.795326	-33.08%	227,712
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.066656	34.809206	-0.73%	18,198
2019	27.971239	35.066656	25.37%	22,361
2018	32.081353	27.971239	-12.81%	25,578
2017	28.512542	32.081353	12.52%	27,031
2016	25.135143	28.512542	13.44%	30,522
2015	26.107950	25.135143	-3.73%	33,873
2014	22.933695	26.107950	13.84%	40,418
2013	17.527195	22.933695	30.85%	42,766
2012	14.722599	17.527195	19.05%	50,833
2011	14.571140	14.722599	1.04%	56,478

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.636789	10.385654	-2.36%	2,967
2019	9.103525	10.636789	16.84%	4,233
2018	11.302782	9.103525	-19.46%	7,091
2017	8.940360	11.302782	26.42%	14,845
2016	7.484290	8.940360	19.46%	2,693
2015	9.466069	7.484290	-20.94%	1,725
2014*	10.000000	9.466069	-5.34%	1,550
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.766923	11.439333	6.25%	503
2019	10.042145	10.766923	7.22%	503
2018	10.259776	10.042145	-2.12%	503
2017	9.987667	10.259776	2.72%	503
2016*	10.000000	9.987667	-0.12%	6,420
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.124525	33.295579	43.98%	5,464
2019	16.550496	23.124525	39.72%	4,915
2018	17.028013	16.550496	-2.80%	2,541
2017	13.628261	17.028013	24.95%	2,849
2016	12.665066	13.628261	7.61%	8,265
2015	13.086728	12.665066	-3.22%	8,783
2014	14.304313	13.086728	-8.51%	8,680
2013	10.241840	14.304313	39.67%	12,544
2012*	10.000000	10.241840	2.42%	4,831
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.025499	25.547330	2.09%	60,158
2019	19.538746	25.025499	28.08%	67,603
2018	22.039911	19.538746	-11.35%	91,859
2017	18.989918	22.039911	16.06%	103,070
2016	16.875774	18.989918	12.53%	168,207
2015	17.224346	16.875774	-2.02%	108,183
2014	15.803595	17.224346	8.99%	111,783
2013	11.784529	15.803595	34.10%	128,563
2012	10.282757	11.784529	14.60%	157,565
2011	10.445607	10.282757	-1.56%	172,773
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.872683	12.419913	14.23%	0
2019*	10.000000	10.872683	8.73%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.747468	27.043156	18.88%	35,471
2019	18.304732	22.747468	24.27%	42,733
2018	20.503262	18.304732	-10.72%	47,919
2017	16.346588	20.503262	25.43%	50,916
2016	15.916511	16.346588	2.70%	46,591
2015	15.136871	15.916511	5.15%	71,647
2014	15.133806	15.136871	0.02%	37,015
2013	11.989006	15.133806	26.23%	33,100
2012	10.456746	11.989006	14.65%	42,582
2011	10.764126	10.456746	-2.86%	22,537
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.340369	33.40%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.653256	36.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.401712	16.420302	6.61%	8,921
2019	14.044915	15.401712	9.66%	12,231
2018	14.295080	14.044915	-1.75%	6,727
2017	13.604315	14.295080	5.08%	7,922
2016	12.963045	13.604315	4.95%	13,186
2015	13.193124	12.963045	-1.74%	8,744
2014	12.368317	13.193124	6.67%	8,299
2013	12.545648	12.368317	-1.41%	3,521
2012	11.591270	12.545648	8.23%	7,463
2011	11.093339	11.591270	4.49%	4,503
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.631219	55.982431	4.38%	3,268
2019	47.463285	53.631219	13.00%	3,906
2018	51.576194	47.463285	-7.97%	4,124
2017	47.532858	51.576194	8.51%	4,267
2016	43.471810	47.532858	9.34%	4,671
2015	44.451225	43.471810	-2.20%	5,258
2014	43.667264	44.451225	1.80%	5,667
2013	48.386688	43.667264	-9.75%	7,441
2012	41.476432	48.386688	16.66%	9,073
2011	39.180972	41.476432	5.86%	10,791
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.009370	11.706752	-2.52%	806
2019	9.496529	12.009370	26.46%	854
2018	10.425208	9.496529	-8.91%	903
2017	9.365958	10.425208	11.31%	2,131
2016	8.237002	9.365958	13.71%	3,989
2015*	10.000000	8.237002	-17.63%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.440970	22.423164	9.70%	0
2019	17.549680	20.440970	16.47%	0
2018	18.980452	17.549680	-7.54%	0
2017	16.528449	18.980452	14.84%	0
2016	15.829059	16.528449	4.42%	0
2015	17.098621	15.829059	-7.42%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.368703	25.250093	12.88%	0
2019	18.239641	22.368703	22.64%	0
2018	19.870601	18.239641	-8.21%	0
2017	17.096014	19.870601	16.23%	0
2016	15.572096	17.096014	9.79%	0
2015	16.960891	15.572096	-8.19%	2,153
2014	17.510954	16.960891	-3.14%	4,223
2013	13.421458	17.510954	30.47%	3,145
2012	11.066998	13.421458	21.27%	1,205
2011	11.292708	11.066998	-2.00%	1,697
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.700388	35.404137	49.38%	55,541
2019	17.997861	23.700388	31.68%	64,362
2018	21.784338	17.997861	-17.38%	77,541
2017	17.512464	21.784338	24.39%	85,538
2016	18.090568	17.512464	-3.20%	88,274
2015	18.382087	18.090568	-1.59%	98,707
2014	18.775823	18.382087	-2.10%	114,284
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.680328	22.906664	10.77%	127,375
2019	17.312382	20.680328	19.45%	145,031
2018	18.423322	17.312382	-6.03%	159,100
2017	16.087041	18.423322	14.52%	186,036
2016	14.922505	16.087041	7.80%	228,403
2015	14.941432	14.922505	-0.13%	196,868
2014	14.389503	14.941432	3.84%	215,291
2013	11.801550	14.389503	21.93%	236,647
2012	10.312373	11.801550	14.44%	210,088
2011	10.330858	10.312373	-0.18%	214,123

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.929420	13.964353	8.00%	27,659
2019	11.995642	12.929420	7.78%	26,881
2018	12.261405	11.995642	-2.17%	38,755
2017	12.011635	12.261405	2.08%	29,139
2016	11.831287	12.011635	1.52%	39,285
2015	11.990578	11.831287	-1.33%	42,769
2014	11.548990	11.990578	3.82%	47,883
2013	11.985942	11.548990	-3.65%	46,319
2012	11.546118	11.985942	3.81%	63,264
2011	11.042165	11.546118	4.56%	89,809
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.519457	32.792769	28.50%	59,782
2019	19.144916	25.519457	33.30%	65,693
2018	21.372909	19.144916	-10.42%	73,023
2017	16.500312	21.372909	29.53%	95,248
2016	16.652152	16.500312	-0.91%	92,466
2015	15.803355	16.652152	5.37%	104,869
2014	15.691090	15.803355	0.72%	115,080
2013	12.333180	15.691090	27.23%	135,440
2012	10.214607	12.333180	20.74%	156,149
2011	11.388162	10.214607	-10.31%	141,008
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.454025	41.134481	49.83%	68,593
2019	21.306490	27.454025	28.85%	79,353
2018	21.687148	21.306490	-1.76%	93,090
2017	17.158194	21.687148	26.40%	101,630
2016	15.906781	17.158194	7.87%	106,758
2015	15.112403	15.906781	5.26%	135,436
2014	14.139854	15.112403	6.88%	151,456
2013	11.030803	14.139854	28.19%	159,311
2012	9.500514	11.030803	16.11%	172,682
2011	10.078460	9.500514	-5.73%	188,819
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.805729	24.386271	11.83%	64,053
2019	17.544992	21.805729	24.28%	92,091
2018	18.137530	17.544992	-3.27%	76,037
2017	15.040732	18.137530	20.59%	84,271
2016	13.689746	15.040732	9.87%	100,170
2015	13.693207	13.689746	-0.03%	110,746
2014	12.560847	13.693207	9.01%	117,755
2013	9.551526	12.560847	31.51%	98,159
2012	8.250277	9.551526	15.77%	98,505
2011	8.532609	8.250277	-3.31%	113,689

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.577240	22.206293	2.92%	52,453
2019	19.984906	21.577240	7.97%	54,676
2018	20.693670	19.984906	-3.43%	65,659
2017	19.677345	20.693670	5.16%	77,263
2016	18.312203	19.677345	7.45%	85,770
2015	19.066962	18.312203	-3.96%	114,351
2014	18.558285	19.066962	2.74%	141,595
2013	18.978077	18.558285	-2.21%	149,077
2012	17.095502	18.978077	11.01%	193,005
2011	16.376646	17.095502	4.39%	206,209
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.151088	36.181319	9.14%	112,612
2019	25.922705	33.151088	27.88%	126,954
2018	26.213418	25.922705	-1.11%	150,056
2017	21.990884	26.213418	19.20%	160,779
2016	19.961400	21.990884	10.17%	181,655
2015	19.996369	19.961400	-0.17%	218,451
2014	18.028685	19.996369	10.91%	243,173
2013	13.904568	18.028685	29.66%	259,249
2012	12.309812	13.904568	12.96%	307,352
2011	12.380966	12.309812	-0.57%	353,921
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.505378	30.239828	2.49%	26,719
2019	23.433552	29.505378	25.91%	28,108
2018	25.549575	23.433552	-8.28%	30,880
2017	21.893049	25.549575	16.70%	27,157
2016	18.777193	21.893049	16.59%	30,438
2015	20.262355	18.777193	-7.33%	37,202
2014	18.767102	20.262355	7.97%	58,582
2013	13.989800	18.767102	34.15%	99,084
2012	11.940919	13.989800	17.16%	71,142
2011	12.360869	11.940919	-3.40%	74,656
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.179020	13.797206	13.29%	169
2019	10.713363	12.179020	13.68%	901
2018	11.835780	10.713363	-9.48%	1,695
2017	10.104432	11.835780	17.13%	0
2016*	10.000000	10.104432	1.04%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.380163	19.347829	11.32%	10,001
2019	14.176690	17.380163	22.60%	10,031
2018	16.061092	14.176690	-11.73%	10,294
2017	13.555436	16.061092	18.48%	11,470
2016	12.647970	13.555436	7.17%	8,519
2015	13.016941	12.647970	-2.83%	7,715
2014	12.595318	13.016941	3.35%	6,959
2013	9.836152	12.595318	28.05%	6,942
2012	8.562658	9.836152	14.87%	8,260
2011	9.247549	8.562658	-7.41%	10,823
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.597048	16.918660	8.47%	58,270
2019	13.574310	15.597048	14.90%	62,890
2018	14.638635	13.574310	-7.27%	125,885
2017	13.209118	14.638635	10.82%	140,269
2016	12.586810	13.209118	4.94%	41,373
2015	12.863060	12.586810	-2.15%	79,280
2014	12.470220	12.863060	3.15%	85,206
2013	10.997048	12.470220	13.40%	99,669
2012	10.012205	10.997048	9.84%	147,747
2011	10.261354	10.012205	-2.43%	129,350
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.797159	18.517318	10.24%	12,650
2019	14.125026	16.797159	18.92%	12,944
2018	15.552016	14.125026	-9.18%	13,198
2017	13.578369	15.552016	14.54%	13,494
2016	12.792368	13.578369	6.14%	26,045
2015	13.108816	12.792368	-2.41%	39,626
2014	12.659918	13.108816	3.55%	39,683
2013	10.557671	12.659918	19.91%	40,252
2012	9.393792	10.557671	12.39%	50,114
2011	9.837220	9.393792	-4.51%	59,257
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.660045	14.535569	6.41%	32,800
2019	12.480269	13.660045	9.45%	15,649
2018	12.957393	12.480269	-3.68%	15,950
2017	12.317902	12.957393	5.19%	16,292
2016	11.905348	12.317902	3.47%	16,612
2015	12.126755	11.905348	-1.83%	21,710
2014	11.865739	12.126755	2.20%	16,333
2013	11.433714	11.865739	3.78%	19,455
2012	10.754709	11.433714	6.31%	25,347
2011	10.722785	10.754709	0.30%	48,761

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.733257	13.228097	3.89%	0
2019	11.308364	12.733257	12.60%	0
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	0
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.246691	14.065131	6.18%	0
2019	11.605074	13.246691	14.15%	4,466
2018	12.628059	11.605074	-8.10%	5,954
2017	10.839641	12.628059	16.50%	5,844
2016	10.318836	10.839641	5.05%	6,090
2015	10.968496	10.318836	-5.92%	6,158
2014	10.979220	10.968496	-0.10%	6,339
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.249918	17.789106	9.47%	35,025
2019	13.907257	16.249918	16.84%	42,015
2018	15.135358	13.907257	-8.11%	47,945
2017	13.427537	15.135358	12.72%	63,525
2016	12.719304	13.427537	5.57%	78,621
2015	12.999321	12.719304	-2.15%	125,097
2014	12.569469	12.999321	3.42%	143,409
2013	10.788427	12.569469	16.51%	224,146
2012	9.707840	10.788427	11.13%	183,718
2011	10.050033	9.707840	-3.40%	147,946
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.073390	18.955768	11.03%	261
2019	14.123487	17.073390	20.89%	221
2018	15.781186	14.123487	-10.50%	179
2017	13.514290	15.781186	16.77%	135
2016	12.700082	13.514290	6.41%	79
2015	13.037904	12.700082	-2.59%	14
2014	12.607773	13.037904	3.41%	38,262
2013	10.257738	12.607773	22.91%	0
2012	9.051808	10.257738	13.32%	19,897
2011	9.600776	9.051808	-5.72%	8,597

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.049656	16.231886	7.86%	5,588
2019	13.313071	15.049656	13.04%	5,763
2018	14.135255	13.313071	-5.82%	5,922
2017	13.006302	14.135255	8.68%	8,403
2016	12.406458	13.006302	4.83%	8,997
2015	12.679500	12.406458	-2.15%	32,166
2014	12.317687	12.679500	2.94%	35,839
2013	11.196381	12.317687	10.01%	64,609
2012	10.287903	11.196381	8.83%	82,922
2011	10.430294	10.287903	-1.37%	89,273
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.090859	16.738142	4.02%	2,889
2019	14.463792	16.090859	11.25%	4,866
2018	17.347265	14.463792	-16.62%	6,421
2017	14.292667	17.347265	21.37%	6,393
2016	14.291805	14.292667	0.01%	2,298
2015	15.037665	14.291805	-4.96%	3,109
2014	16.553514	15.037665	-9.16%	5,260
2013	13.937028	16.553514	18.77%	6,633
2012	11.786443	13.937028	18.25%	10,722
2011	13.608361	11.786443	-13.39%	12,177
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.754884	17.55%	13,723
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.272380	15.105148	5.83%	66,995
2019	13.246469	14.272380	7.74%	12,995
2018	13.451009	13.246469	-1.52%	6,572
2017	13.027419	13.451009	3.25%	3,097
2016	12.503461	13.027419	4.19%	13,368
2015	12.734242	12.503461	-1.81%	13,982
2014	12.256288	12.734242	3.90%	19,153
2013	12.634111	12.256288	-2.99%	12,613
2012	11.855700	12.634111	6.57%	46,427
2011	11.245593	11.855700	5.43%	24,725
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.770375	15.928451	7.84%	2,270
2019	13.627303	14.770375	8.39%	623
2018	13.982939	13.627303	-2.54%	2,824
2017	13.624809	13.982939	2.63%	2,959
2016	13.331216	13.624809	2.20%	1,036
2015	13.549573	13.331216	-1.61%	1,429
2014	13.062618	13.549573	3.73%	6,087
2013	13.484158	13.062618	-3.13%	7,316
2012	12.728494	13.484158	5.94%	11,415
2011	12.135789	12.728494	4.88%	15,915

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.655576	10.932732	2.60%	306
2019	10.108369	10.655576	5.41%	306
2018*	10.000000	10.108369	1.08%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.906393	30.149107	12.05%	25,571
2019	22.128211	26.906393	21.59%	30,834
2018	27.094833	22.128211	-18.33%	31,392
2017	19.360227	27.094833	39.95%	38,027
2016	18.172653	19.360227	6.53%	42,609
2015	21.873713	18.172653	-16.92%	50,766
2014	23.405841	21.873713	-6.55%	59,811
2013	23.490993	23.405841	-0.36%	3,199
2012	20.263882	23.490993	15.93%	3,475
2011	26.394743	20.263882	-23.23%	3,552
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.928061	28.233861	4.85%	75,894
2019	23.729666	26.928061	13.48%	109,558
2018	24.736913	23.729666	-4.07%	113,759
2017	23.428259	24.736913	5.59%	145,817
2016	20.750615	23.428259	12.90%	144,021
2015	21.543104	20.750615	-3.68%	167,292
2014	21.240988	21.543104	1.42%	150,156
2013	20.058648	21.240988	5.89%	86,298
2012	17.705005	20.058648	13.29%	102,323
2011	17.243189	17.705005	2.68%	124,032
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261035	18.109557	4.92%	339,545
2019	16.423223	17.261035	5.10%	367,101
2018	16.614865	16.423223	-1.15%	420,339
2017	16.456161	16.614865	0.96%	466,651
2016	16.516199	16.456161	-0.36%	526,278
2015	16.718075	16.516199	-1.21%	589,628
2014	16.165399	16.718075	3.42%	678,033
2013	17.036093	16.165399	-5.11%	817,622
2012	16.715085	17.036093	1.92%	992,771
2011	15.757301	16.715085	6.08%	1,200,735
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.261748	11.164980	-0.86%	621,316
2019	11.187708	11.261748	0.66%	490,500
2018	11.157658	11.187708	0.27%	586,652
2017	11.234064	11.157658	-0.68%	640,555
2016	11.357805	11.234064	-1.09%	823,409
2015	11.484127	11.357805	-1.10%	828,019
2014	11.611855	11.484127	-1.10%	1,065,480
2013	11.741002	11.611855	-1.10%	1,158,715
2012	11.871945	11.741002	-1.10%	1,267,579
2011	12.003612	11.871945	-1.10%	1,643,372

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.989369	18.138013	6.76%	32,277
2019	14.420900	16.989369	17.81%	36,612
2018	17.061563	14.420900	-15.48%	52,445
2017	13.535003	17.061563	26.06%	77,410
2016	13.567247	13.535003	-0.24%	74,690
2015	14.150744	13.567247	-4.12%	78,707
2014	14.372581	14.150744	-1.54%	90,542
2013	12.333075	14.372581	16.54%	16,294
2012	10.786941	12.333075	14.33%	17,985
2011	12.086948	10.786941	-10.76%	20,018
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.169746	12.893682	5.95%	9,078
2019	10.152554	12.169746	19.87%	12,210
2018	11.954935	10.152554	-15.08%	15,793
2017	9.712265	11.954935	23.09%	23,814
2016	9.768907	9.712265	-0.58%	21,514
2015	10.016679	9.768907	-2.47%	19,694
2014	10.796117	10.016679	-7.22%	13,775
2013	9.020778	10.796117	19.68%	10,826
2012	7.716089	9.020778	16.91%	14,052
2011	8.952007	7.716089	-13.81%	255,847
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.226575	30.378171	11.58%	49,005
2019	22.249205	27.226575	22.37%	55,499
2018	24.683720	22.249205	-9.86%	56,291
2017	21.073733	24.683720	17.13%	60,865
2016	19.464622	21.073733	8.27%	91,221
2015	19.879528	19.464622	-2.09%	114,206
2014	19.146128	19.879528	3.83%	144,148
2013	15.213695	19.146128	25.85%	163,697
2012	13.272544	15.213695	14.63%	167,161
2011	13.969022	13.272544	-4.99%	178,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.246939	20.825714	8.20%	60,778
2019	16.872551	19.246939	14.07%	61,621
2018	17.930780	16.872551	-5.90%	33,828
2017	16.313819	17.930780	9.91%	34,730
2016	15.516816	16.313819	5.14%	36,563
2015	15.716696	15.516816	-1.27%	39,891
2014	15.194780	15.716696	3.43%	39,441
2013	13.545432	15.194780	12.18%	42,022
2012	12.521179	13.545432	8.18%	44,907
2011	12.549129	12.521179	-0.22%	29,827

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.446519	25.882878	10.39%	19,402
2019	19.765882	23.446519	18.62%	129
2018	21.369674	19.765882	-7.50%	280
2017	18.819759	21.369674	13.55%	3,841
2016	17.661632	18.819759	6.56%	3,631
2015	17.953561	17.661632	-1.63%	1,147
2014	17.253971	17.953561	4.05%	1,170
2013	14.599701	17.253971	18.18%	1,236
2012	13.151411	14.599701	11.01%	6,965
2011	13.422987	13.151411	-2.02%	11,167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.361360	17.267981	5.54%	107,150
2019	15.103527	16.361360	8.33%	141,427
2018	15.552901	15.103527	-2.89%	163,251
2017	14.879855	15.552901	4.52%	207,125
2016	14.429674	14.879855	3.12%	212,952
2015	14.551629	14.429674	-0.84%	343,270
2014	14.162503	14.551629	2.75%	259,602
2013	13.660004	14.162503	3.68%	292,536
2012	13.132595	13.660004	4.02%	363,492
2011	12.900263	13.132595	1.80%	388,011
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.730010	13.164106	3.41%	0
2019	11.390975	12.730010	11.76%	0
2018	12.204959	11.390975	-6.67%	0
2017	10.821929	12.204959	12.78%	0
2016	10.351156	10.821929	4.55%	0
2015	10.816879	10.351156	-4.31%	0
2014	10.675022	10.816879	1.33%	0
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.329647	14.017236	5.16%	0
2019	11.694670	13.329647	13.98%	0
2018	12.587532	11.694670	-7.09%	0
2017	10.881368	12.587532	15.68%	0
2016	10.287043	10.881368	5.78%	0
2015	10.829782	10.287043	-5.01%	0
2014	10.763622	10.829782	0.61%	0
2013*	10.000000	10.763622	7.64%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.561788	24.621852	9.13%	513,643
2019	19.374692	22.561788	16.45%	557,498
2018	20.771161	19.374692	-6.72%	626,046
2017	18.597486	20.771161	11.69%	720,675
2016	17.550186	18.597486	5.97%	769,190
2015	17.804974	17.550186	-1.43%	885,291
2014	17.116200	17.804974	4.02%	995,190
2013	14.839180	17.116200	15.34%	1,079,992
2012	13.540603	14.839180	9.59%	1,295,638
2011	13.696434	13.540603	-1.14%	1,563,293
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.612590	28.453806	11.09%	190,845
2019	21.257382	25.612590	20.49%	205,056
2018	23.295040	21.257382	-8.75%	242,992
2017	20.186581	23.295040	15.40%	264,237
2016	18.814739	20.186581	7.29%	300,595
2015	19.163863	18.814739	-1.82%	341,522
2014	18.461854	19.163863	3.80%	376,476
2013	15.253747	18.461854	21.03%	434,721
2012	13.558173	15.253747	12.51%	510,982
2011	14.006517	13.558173	-3.20%	628,403
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.633835	21.078575	7.36%	194,591
2019	17.493540	19.633835	12.23%	188,064
2018	18.374897	17.493540	-4.80%	208,561
2017	17.011724	18.374897	8.01%	213,477
2016	16.272423	17.011724	4.54%	251,485
2015	16.458434	16.272423	-1.13%	275,795
2014	15.888469	16.458434	3.59%	346,482
2013	14.539279	15.888469	9.28%	417,293
2012	13.607350	14.539279	6.85%	454,279
2011	13.480344	13.607350	0.94%	539,385
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.487774	11.111390	5.95%	7,603
2019*	10.000000	10.487774	4.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.789045	12.352026	14.49%	0
2019*	10.000000	10.789045	7.89%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.544457	31.579221	28.66%	49,374
2019	19.012857	24.544457	29.09%	57,996
2018	19.835842	19.012857	-4.15%	74,463
2017	15.403372	19.835842	28.78%	87,539
2016	15.240497	15.403372	1.07%	87,675
2015	14.898344	15.240497	2.30%	103,521
2014	13.640537	14.898344	9.22%	146,824
2013	10.236104	13.640537	33.26%	157,729
2012	8.895402	10.236104	15.07%	141,871
2011	9.263348	8.895402	-3.97%	178,414
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.303027	14.089721	5.91%	6,228
2019	11.306198	13.303027	17.66%	6,403
2018	12.011658	11.306198	-5.87%	5,756
2017	10.331415	12.011658	16.26%	5,977
2016	9.623454	10.331415	7.36%	6,256
2015	9.954174	9.623454	-3.32%	0
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.307465	16.195963	5.80%	339
2019	12.688442	15.307465	20.64%	329
2018	13.169443	12.688442	-3.65%	1,904
2017	10.941570	13.169443	20.36%	1,794
2016	10.053109	10.941570	8.84%	1,992
2015	10.150561	10.053109	-0.96%	18,495
2014*	10.000000	10.150561	1.51%	2,355
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.055446	48.277014	17.59%	530,232
2019	30.165162	41.055446	36.10%	605,770
2018	30.895777	30.165162	-2.36%	681,549
2017	24.536798	30.895777	25.92%	787,972
2016	23.939393	24.536798	2.50%	882,832
2015	23.032617	23.939393	3.94%	1,030,406
2014	21.405170	23.032617	7.60%	1,165,337
2013	15.832219	21.405170	35.20%	1,349,823
2012	13.488366	15.832219	17.38%	1,631,350
2011	13.949671	13.488366	-3.31%	1,980,894

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.455656	31.574081	0.38%	244,242
2019	25.052898	31.455656	25.56%	305,538
2018	27.945614	25.052898	-10.35%	397,999
2017	25.999966	27.945614	7.48%	424,231
2016	21.827192	25.999966	19.12%	480,230
2015	23.055706	21.827192	-5.33%	526,407
2014	20.608581	23.055706	11.87%	591,322
2013	15.798264	20.608581	30.45%	671,170
2012	13.931646	15.798264	13.40%	849,851
2011	13.995773	13.931646	-0.46%	1,059,253
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.815562	18.16%	108,383
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.810976	18.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	64.517889	72.176593	11.87%	99,181
2019	51.917818	64.517889	24.27%	110,944
2018	59.242828	51.917818	-12.36%	139,629
2017	51.736370	59.242828	14.51%	149,326
2016	43.487048	51.736370	18.97%	165,510
2015	45.114025	43.487048	-3.61%	187,437
2014	41.688577	45.114025	8.22%	211,520
2013	31.681873	41.688577	31.58%	231,723
2012	27.270144	31.681873	16.18%	278,190
2011	28.292664	27.270144	-3.61%	335,409
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.389363	22.867302	-2.23%	225,293
2019	19.095887	23.389363	22.48%	253,538
2018	22.234488	19.095887	-14.12%	281,354
2017	19.748185	22.234488	12.59%	323,210
2016	16.979858	19.748185	16.30%	350,127
2015	17.678860	16.979858	-3.95%	393,084
2014	15.275597	17.678860	15.73%	427,837
2013	11.383937	15.275597	34.19%	505,970
2012	9.893653	11.383937	15.06%	609,762
2011	10.241195	9.893653	-3.39%	742,294

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.995984	51.549767	39.34%	46,874
2019	27.563757	36.995984	34.22%	56,629
2018	30.275958	27.563757	-8.96%	64,760
2017	24.504030	30.275958	23.56%	69,253
2016	22.876006	24.504030	7.12%	75,417
2015	22.956853	22.876006	-0.35%	84,304
2014	22.577409	22.956853	1.68%	87,872
2013	15.821220	22.577409	42.70%	105,835
2012	14.102544	15.821220	12.19%	126,881
2011	14.352125	14.102544	-1.74%	153,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	67.167712	69.851464	4.00%	80,044
2019	57.070912	67.167712	17.69%	90,127
2018	69.490204	57.070912	-17.87%	100,699
2017	64.422196	69.490204	7.87%	106,060
2016	51.723508	64.422196	24.55%	124,709
2015	55.650339	51.723508	-7.06%	144,367
2014	52.577279	55.650339	5.84%	162,813
2013	37.864433	52.577279	38.86%	198,202
2012	31.787493	37.864433	19.12%	225,388
2011	33.857021	31.787493	-6.11%	282,737
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	61.026660	74.049614	21.34%	65,120
2019	49.109695	61.026660	24.27%	70,941
2018	56.840324	49.109695	-13.60%	85,502
2017	50.640580	56.840324	12.24%	93,446
2016	41.684743	50.640580	21.48%	102,329
2015	42.849059	41.684743	-2.72%	123,727
2014	42.975328	42.849059	-0.29%	155,247
2013	30.838209	42.975328	39.36%	169,574
2012	26.996788	30.838209	14.23%	194,222
2011	28.903160	26.996788	-6.60%	237,962
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.840649	24.527239	12.30%	148,116
2019	17.243122	21.840649	26.66%	189,503
2018	18.308485	17.243122	-5.82%	297,082
2017	14.826494	18.308485	23.48%	310,523
2016	13.196000	14.826494	12.36%	361,901
2015	13.488407	13.196000	-2.17%	403,877
2014	12.794082	13.488407	5.43%	434,921
2013	8.994830	12.794082	42.24%	481,674
2012	7.777448	8.994830	15.65%	563,714
2011	8.897568	7.777448	-12.59%	898,460

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.189446	18.157009	12.15%	0
2019	12.780045	16.189446	26.68%	627
2018	13.604204	12.780045	-6.06%	627
2017	11.025242	13.604204	23.39%	148
2016*	10.000000	11.025242	10.25%	148
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.603234	25.341298	12.11%	616
2019	18.137520	22.603234	24.62%	726
2018	19.467689	18.137520	-6.83%	2,510
2017	16.594056	19.467689	17.32%	2,536
2016	15.237335	16.594056	8.90%	2,560
2015	15.456864	15.237335	-1.42%	3,221
2014	14.130560	15.456864	9.39%	2,510
2013	10.296214	14.130560	37.24%	3,296
2012	9.337300	10.296214	10.27%	9,544
2011	9.751002	9.337300	-4.24%	9,420
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.809414	17.600518	-6.43%	189,606
2019	14.551087	18.809414	29.26%	208,221
2018	15.314543	14.551087	-4.99%	236,601
2017	14.539750	15.314543	5.33%	266,319
2016	13.694685	14.539750	6.17%	329,876
2015	14.630830	13.694685	-6.40%	421,676
2014	11.478088	14.630830	27.47%	476,382
2013	11.262780	11.478088	1.91%	518,977
2012	9.835613	11.262780	14.51%	625,279
2011	9.337754	9.835613	5.33%	826,947
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.312840	33.13%	366
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.030986	24.512624	16.55%	95,428
2019	16.252645	21.030986	29.40%	108,731
2018	17.276337	16.252645	-5.93%	108,415
2017	14.409611	17.276337	19.89%	122,644
2016	13.078957	14.409611	10.17%	156,619
2015	13.100903	13.078957	-0.17%	55,144
2014	11.714667	13.100903	11.83%	22,987
2013*	10.000000	11.714667	17.15%	399

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.012710	11.200018	1.70%	52,411
2019	10.697945	11.012710	2.94%	50,096
2018	10.729568	10.697945	-0.29%	32,988
2017	10.679925	10.729568	0.46%	31,251
2016	10.535869	10.679925	1.37%	35,146
2015	10.689508	10.535869	-1.44%	38,843
2014	10.755282	10.689508	-0.61%	38,861
2013	10.863450	10.755282	-1.00%	25,566
2012	10.610693	10.863450	2.38%	23,328
2011	10.590916	10.610693	0.19%	28,407
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.909309	21.134006	18.01%	3,807
2019	14.491430	17.909309	23.59%	4,929
2018	16.528393	14.491430	-12.32%	7,844
2017	14.636167	16.528393	12.93%	10,221
2016	12.243257	14.636167	19.54%	11,406
2015	13.014799	12.243257	-5.93%	4,510
2014	12.586668	13.014799	3.40%	1,701
2013*	10.000000	12.586668	25.87%	7,456
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.564427	39.089456	59.13%	198,935
2019	18.096084	24.564427	35.74%	234,344
2018	19.644341	18.096084	-7.88%	263,556
2017	15.549194	19.644341	26.34%	294,626
2016	14.766924	15.549194	5.30%	321,824
2015	14.958847	14.766924	-1.28%	368,839
2014	14.538590	14.958847	2.89%	432,657
2013	10.579896	14.538590	37.42%	518,803
2012	9.310248	10.579896	13.64%	573,424
2011	9.829324	9.310248	-5.28%	716,085
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.726157	20.347664	38.17%	591
2019	11.239279	14.726157	31.02%	1,062
2018	12.162631	11.239279	-7.59%	1,161
2017	9.872543	12.162631	23.20%	2,297
2016	9.583233	9.872543	3.02%	1,211
2015*	10.000000	9.583233	-4.17%	1,297

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.020849	11.276513	2.32%	46,334
2019	10.747197	11.020849	2.55%	62,063
2018	10.757568	10.747197	-0.10%	58,821
2017	10.780810	10.757568	-0.22%	52,239
2016	10.769079	10.780810	0.11%	54,895
2015	10.868883	10.769079	-0.92%	75,776
2014	10.923143	10.868883	-0.50%	94,482
2013	10.976931	10.923143	-0.49%	433,174
2012	10.610673	10.976931	3.45%	163,854
2011	10.697467	10.610673	-0.81%	176,954
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.729085	36.336274	18.25%	3,129
2019	24.681931	30.729085	24.50%	3,902
2018	26.473843	24.681931	-6.77%	3,918
2017	22.602044	26.473843	17.13%	4,801
2016	20.801312	22.602044	8.66%	4,213
2015	21.130639	20.801312	-1.56%	15,274
2014	19.356140	21.130639	9.17%	22,289
2013	14.223032	19.356140	36.09%	25,954
2012	12.958772	14.223032	9.76%	28,984
2011	13.519055	12.958772	-4.14%	36,396
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.161865	12.979248	6.72%	6,969
2019	11.004779	12.161865	10.51%	11,296
2018	11.768898	11.004779	-6.49%	21,154
2017	10.495321	11.768898	12.13%	29,818
2016	9.398813	10.495321	11.67%	34,024
2015	10.464843	9.398813	-10.19%	32,575
2014	10.533324	10.464843	-0.65%	39,703
2013	10.638843	10.533324	-0.99%	46,730
2012*	10.000000	10.638843	6.39%	63,552
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.170684	12.828797	5.41%	1,666
2019	10.733343	12.170684	13.39%	1,666
2018	11.403657	10.733343	-5.88%	3,185
2017	10.502942	11.403657	8.58%	38,788
2016	9.380040	10.502942	11.97%	2,145
2015	9.714124	9.380040	-3.44%	1,705
2014*	10.000000	9.714124	-2.86%	1,091

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.363338	13.531054	9.44%	3,513
2019	11.692043	12.363338	5.74%	3,690
2018	12.324856	11.692043	-5.13%	3,880
2017	11.253531	12.324856	9.52%	3,810
2016	11.057315	11.253531	1.77%	6,519
2015	12.044545	11.057315	-8.20%	7,178
2014	12.141970	12.044545	-0.80%	9,296
2013	13.139916	12.141970	-7.59%	24,239
2012	12.625815	13.139916	4.07%	29,922
2011	11.774859	12.625815	7.23%	46,587
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.870933	12.079607	1.76%	72,407
2019	11.549777	11.870933	2.78%	80,270
2018	11.651319	11.549777	-0.87%	119,720
2017	11.634861	11.651319	0.14%	74,772
2016	11.612368	11.634861	0.19%	99,044
2015	11.717057	11.612368	-0.89%	590,141
2014	11.759392	11.717057	-0.36%	156,840
2013	11.917865	11.759392	-1.33%	158,426
2012	11.395491	11.917865	4.58%	175,455
2011	11.406927	11.395491	-0.10%	216,554
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.784521	16.334987	10.49%	0
2019	13.786086	14.784521	7.24%	0
2018	14.255749	13.786086	-3.29%	0
2017	13.904682	14.255749	2.52%	0
2016	13.365658	13.904682	4.03%	0
2015	13.889994	13.365658	-3.77%	0
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	0
2011	12.773571	14.107607	10.44%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.440656	10.546823	1.02%	15,549
2019	10.279620	10.440656	1.57%	13,703
2018	10.248333	10.279620	0.31%	2,549
2017	10.128515	10.248333	1.18%	4,255
2016*	10.000000	10.128515	1.29%	3,585

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	17.107976	18.381446	7.44%	0
2019	15.964425	17.107976	7.16%	0
2018	16.229912	15.964425	-1.64%	0
2017	15.640199	16.229912	3.77%	0
2016	15.400078	15.640199	1.56%	0
2015	15.503838	15.400078	-0.67%	0
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	0
2011	13.959709	14.304255	2.47%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.886955	12.759129	7.34%	121,123
2019	11.103431	11.886955	7.06%	93,352
2018	11.299359	11.103431	-1.73%	77,010
2017	10.899642	11.299359	3.67%	82,814
2016	10.742984	10.899642	1.46%	85,514
2015	10.826136	10.742984	-0.77%	97,789
2014	10.508603	10.826136	3.02%	107,409
2013	10.848202	10.508603	-3.13%	151,880
2012	10.017458	10.848202	8.29%	160,747
2011*	10.000000	10.017458	0.17%	95,393
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.205998	13.531844	10.86%	0
2019	9.861335	12.205998	23.78%	0
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	632
2016*	10.000000	9.847252	-1.53%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.522052	35.22%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.919897	29.20%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.286178	18.715137	22.43%	0
2019	12.928559	15.286178	18.24%	0
2018	14.373264	12.928559	-10.05%	0
2017	13.816301	14.373264	4.03%	0
2016	11.669314	13.816301	18.40%	0
2015	13.478242	11.669314	-13.42%	0
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.275454	57.883267	27.85%	38,350
2019	35.589699	45.275454	27.22%	37,584
2018	35.681824	35.589699	-0.26%	46,305
2017	28.339064	35.681824	25.91%	53,089
2016	32.092302	28.339064	-11.70%	72,754
2015	28.851376	32.092302	11.23%	111,289
2014	22.230843	28.851376	29.78%	92,109
2013	14.934298	22.230843	48.86%	126,501
2012	11.527357	14.934298	29.56%	65,292
2011	10.558722	11.527357	9.17%	45,639
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	72.764406	84.377438	15.96%	8,273
2019	56.336924	72.764406	29.16%	8,649
2018	74.453582	56.336924	-24.33%	9,420
2017	49.842275	74.453582	49.38%	12,737
2016	50.343465	49.842275	-1.00%	12,193
2015	59.184888	50.343465	-14.94%	13,408
2014	60.092467	59.184888	-1.51%	14,624
2013	54.240913	60.092467	10.79%	16,692
2012	42.251197	54.240913	28.38%	17,514
2011	57.526748	42.251197	-26.55%	8,970
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.920677	6.958006	17.52%	29,678
2019	5.366877	5.920677	10.32%	31,740
2018	7.581892	5.366877	-29.21%	28,914
2017	7.820159	7.581892	-3.05%	28,690
2016	5.513376	7.820159	41.84%	41,216
2015	8.399050	5.513376	-34.36%	25,842
2014	10.529677	8.399050	-20.23%	30,512
2013	9.652965	10.529677	9.08%	39,885
2012*	10.000000	9.652965	-3.47%	38,882
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.096111	34.275743	17.80%	10,954
2019	26.298422	29.096111	10.64%	12,146
2018	37.077128	26.298422	-29.07%	12,697
2017	38.135960	37.077128	-2.78%	13,090
2016	26.831055	38.135960	42.13%	13,884
2015	40.764212	26.831055	-34.18%	14,830
2014	50.951490	40.764212	-19.99%	17,197
2013	46.608474	50.951490	9.32%	22,442
2012	45.584554	46.608474	2.25%	33,756
2011	55.165970	45.584554	-17.37%	11,171
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.809124	10.524594	-2.63%	316
2019*	10.000000	10.809124	8.09%	316

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.580186	58.643857	56.05%	4,512
2019	30.440104	37.580186	23.46%	5,580
2018	30.382837	30.440104	0.19%	6,849
2017	24.408256	30.382837	24.48%	7,489
2016	22.904629	24.408256	6.56%	7,119
2015	23.846769	22.904629	-3.95%	12,382
2014	24.573406	23.846769	-2.96%	9,277
2013	16.539022	24.573406	48.58%	11,506
2012	15.503117	16.539022	6.68%	7,731
2011	16.430457	15.503117	-5.64%	18,399

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.616642	14.114290	3.65%	1,166
2019	11.953286	13.616642	13.92%	1,268
2018	13.052099	11.953286	-8.42%	1,352
2017	11.549310	13.052099	13.01%	1,440
2016	11.302851	11.549310	2.18%	5,326
2015	11.584949	11.302851	-2.44%	3,725
2014	11.246597	11.584949	3.01%	3,725
2013	10.164498	11.246597	10.65%	3,725
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.850860	8.942506	1.04%	0
2019	7.666634	8.850860	15.45%	0
2018*	10.000000	7.666634	-23.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.609034	22.012730	1.87%	10,206
2019	18.231871	21.609034	18.52%	10,227
2018	21.775881	18.231871	-16.27%	10,501
2017	19.520179	21.775881	11.56%	10,903
2016	15.823591	19.520179	23.36%	16,214
2015	16.974191	15.823591	-6.78%	12,648
2014	15.761622	16.974191	7.69%	13,110
2013	11.584921	15.761622	36.05%	13,925
2012	9.892874	11.584921	17.10%	15,833
2011	10.952024	9.892874	-9.67%	21,417
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.704228	15.923891	8.29%	40,498
2019	13.659282	14.704228	7.65%	46,439
2018	14.219880	13.659282	-3.94%	65,047
2017	13.875396	14.219880	2.48%	68,190
2016	13.446427	13.875396	3.19%	84,845
2015	13.947093	13.446427	-3.59%	90,246
2014	13.658650	13.947093	2.11%	167,785
2013	15.097756	13.658650	-9.53%	216,300
2012	14.223317	15.097756	6.15%	189,125
2011	12.876049	14.223317	10.46%	185,179
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.513844	35.935257	10.52%	44,408
2019	26.536708	32.513844	22.52%	48,888
2018	28.826864	26.536708	-7.94%	53,058
2017	24.202972	28.826864	19.10%	65,893
2016	21.574724	24.202972	12.18%	82,091
2015	23.125522	21.574724	-6.71%	90,035
2014	20.794511	23.125522	11.21%	101,653
2013	15.488241	20.794511	34.26%	114,529
2012	13.655440	15.488241	13.42%	135,323
2011	13.397047	13.655440	1.93%	212,716

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	24.411321	30.375602	24.43%	0
2019	19.230004	24.411321	26.94%	0
2018	22.947930	19.230004	-16.20%	0
2017	17.692777	22.947930	29.70%	0
2016	18.939430	17.692777	-6.58%	0
2015	19.015606	18.939430	-0.40%	0
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.059619	29.073166	0.05%	8,197
2019	22.762378	29.059619	27.67%	8,650
2018	26.419918	22.762378	-13.84%	11,348
2017	23.928194	26.419918	10.41%	14,072
2016	19.702724	23.928194	21.45%	15,960
2015	20.221670	19.702724	-2.57%	14,328
2014	17.571185	20.221670	15.08%	26,204
2013	13.661362	17.571185	28.62%	20,784
2012	11.880770	13.661362	14.99%	23,210
2011	12.102633	11.880770	-1.83%	21,658
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.414879	44.333118	-0.18%	0
2019	35.369682	44.414879	25.57%	0
2018	39.387722	35.369682	-10.20%	0
2017	36.639611	39.387722	7.50%	0
2016	30.764170	36.639611	19.10%	0
2015	32.379785	30.764170	-4.99%	0
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.071638	30.72%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.874779	12.561333	5.78%	16,747
2019	10.458541	11.874779	13.54%	10,314
2018	10.895606	10.458541	-4.01%	8,359
2017	10.293399	10.895606	5.85%	5,401
2016	9.229679	10.293399	11.52%	1,514
2015*	10.000000	9.229679	-7.70%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.727432	11.509991	7.29%	1,471
2019	9.942756	10.727432	7.89%	18,859
2018	10.132159	9.942756	-1.87%	251
2017	9.931291	10.132159	2.02%	266
2016	9.805385	9.931291	1.28%	280
2015*	10.000000	9.805385	-1.95%	2,040
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.893893	15.248256	2.38%	3,155
2019	11.821013	14.893893	26.00%	4,093
2018	12.917289	11.821013	-8.49%	6,263
2017	11.217354	12.917289	15.15%	6,596
2016	9.777334	11.217354	14.73%	7,232
2015*	10.000000	9.777334	-2.23%	4,908
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.568839	22.156464	19.32%	56,976
2019	15.952447	18.568839	16.40%	60,813
2018	17.462522	15.952447	-8.65%	71,356
2017	15.535481	17.462522	12.40%	82,512
2016	15.139654	15.535481	2.61%	85,646
2015	15.470652	15.139654	-2.14%	131,048
2014	15.353952	15.470652	0.76%	150,178
2013	13.575527	15.353952	13.10%	205,023
2012	12.489067	13.575527	8.70%	201,330
2011	13.111331	12.489067	-4.75%	239,143
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.431767	14.318976	6.61%	1,974
2019	11.337033	13.431767	18.48%	2,402
2018	13.603470	11.337033	-16.66%	2,725
2017	11.962136	13.603470	13.72%	54,868
2016	10.504113	11.962136	13.88%	6,686
2015	10.900598	10.504113	-3.64%	5,217
2014*	10.000000	10.900598	9.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.794627	40.240435	9.36%	28,636
2019	30.457288	36.794627	20.81%	32,294
2018	33.852004	30.457288	-10.03%	36,154
2017	30.465955	33.852004	11.11%	39,302
2016	24.512962	30.465955	24.29%	42,340
2015	25.389598	24.512962	-3.45%	43,969
2014	24.433605	25.389598	3.91%	52,554
2013	17.565868	24.433605	39.10%	66,140
2012	15.353767	17.565868	14.41%	78,062
2011	15.445097	15.353767	-0.59%	89,288

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.447512	42.516414	16.65%	199,123
2019	28.106737	36.447512	29.68%	226,863
2018	29.817696	28.106737	-5.74%	247,789
2017	24.817938	29.817696	20.15%	290,613
2016	22.474757	24.817938	10.43%	322,284
2015	22.487260	22.474757	-0.06%	358,654
2014	20.056419	22.487260	12.12%	427,310
2013	15.367741	20.056419	30.51%	518,985
2012	13.432892	15.367741	14.40%	605,073
2011	13.338399	13.432892	0.71%	675,982
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.599069	35.095782	22.72%	4,021
2019	21.533234	28.599069	32.81%	5,795
2018	22.788284	21.533234	-5.51%	9,661
2017	19.987779	22.788284	14.01%	8,720
2016	18.319336	19.987779	9.11%	10,618
2015	19.144063	18.319336	-4.31%	11,408
2014	17.070347	19.144063	12.15%	20,767
2013	12.854216	17.070347	32.80%	23,026
2012	11.613424	12.854216	10.68%	26,414
2011	11.643316	11.613424	-0.26%	89,519
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	35.911715	43.908240	22.27%	19,419
2019	26.693792	35.911715	34.53%	22,694
2018	28.992728	26.693792	-7.93%	27,642
2017	23.033424	28.992728	25.87%	95,110
2016	21.593890	23.033424	6.67%	47,042
2015	22.398003	21.593890	-3.59%	65,721
2014	20.962374	22.398003	6.85%	79,265
2013	17.510805	20.962374	19.71%	111,252
2012	16.041785	17.510805	9.16%	138,031
2011	14.886421	16.041785	7.76%	133,744
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	22.787559	27.006433	18.51%	0
2019	18.930014	22.787559	20.38%	0
2018	23.666435	18.930014	-20.01%	0
2017	19.201909	23.666435	23.25%	0
2016	16.592205	19.201909	15.73%	0
2015	17.176323	16.592205	-3.40%	0
2014	17.103462	17.176323	0.43%	0
2013	11.647598	17.103462	46.84%	0
2012	9.773600	11.647598	19.17%	0
2011	11.476071	9.773600	-14.83%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.167608	11.735378	5.08%	10,968
2019	9.695584	11.167608	15.18%	3,635
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.541952	16.962775	-3.30%	2,357
2019	13.894548	17.541952	26.25%	3,289
2018	16.924868	13.894548	-17.90%	2,059
2017	15.319916	16.924868	10.48%	1,967
2016	11.822522	15.319916	29.58%	5,043
2015	12.786348	11.822522	-7.54%	2,154
2014	12.246999	12.786348	4.40%	2,728
2013*	10.000000	12.246999	22.47%	750
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.178741	11.271089	0.83%	3,923
2019	10.561188	11.178741	5.85%	12,435
2018	10.693917	10.561188	-1.24%	10,249
2017	10.457976	10.693917	2.26%	6,195
2016	9.710616	10.457976	7.70%	13,811
2015	9.922041	9.710616	-2.13%	5,240
2014*	10.000000	9.922041	-0.78%	3,321
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.419677	21.823703	6.88%	96,984
2019	18.874792	20.419677	8.18%	103,836
2018	19.209495	18.874792	-1.74%	146,358
2017	18.678596	19.209495	2.84%	165,714
2016	18.199321	18.678596	2.63%	182,525
2015	18.455987	18.199321	-1.39%	205,625
2014	17.988385	18.455987	2.60%	254,259
2013	18.011244	17.988385	-0.13%	310,382
2012	16.606775	18.011244	8.46%	365,060
2011	16.426173	16.606775	1.10%	437,472
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.540294	13.636299	29.37%	0
2019	8.253444	10.540294	27.71%	0
2018*	10.000000	8.253444	-17.47%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.929885	19.920153	11.10%	39,399
2019	15.636738	17.929885	14.67%	44,055
2018	16.496753	15.636738	-5.21%	24,616
2017	14.769421	16.496753	11.70%	33,333
2016	14.191795	14.769421	4.07%	36,826
2015	14.401807	14.191795	-1.46%	35,621
2014	13.962091	14.401807	3.15%	36,533
2013	12.456293	13.962091	12.09%	37,977
2012	11.283081	12.456293	10.40%	24,696
2011	11.446601	11.283081	-1.43%	33,643
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.701242	21.243553	13.59%	22,985
2019	15.764500	18.701242	18.63%	25,151
2018	16.962822	15.764500	-7.06%	19,060
2017	14.732965	16.962822	15.14%	19,210
2016	14.054637	14.732965	4.83%	20,467
2015	14.270433	14.054637	-1.51%	20,591
2014	13.793109	14.270433	3.46%	61,916
2013	12.033611	13.793109	14.62%	61,587
2012	10.755488	12.033611	11.88%	30,194
2011	11.004106	10.755488	-2.26%	19,781
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.068520	23.161974	15.41%	3,641
2019	16.323333	20.068520	22.94%	3,276
2018	17.927820	16.323333	-8.95%	866
2017	15.010890	17.927820	19.43%	0
2016	14.255562	15.010890	5.30%	0
2015	14.470018	14.255562	-1.48%	0
2014	13.959719	14.470018	3.66%	49,427
2013	11.623405	13.959719	20.10%	71,403
2012	10.182467	11.623405	14.15%	33,369
2011	10.586110	10.182467	-3.81%	34,968
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.894579	16.773917	20.72%	24,155
2019	11.325144	13.894579	22.69%	9,746
2018	11.990118	11.325144	-5.55%	11,361
2017	10.445752	11.990118	14.78%	4,198
2016*	10.000000	10.445752	4.46%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	51.460039	66.348060	28.93%	0
2019	39.603628	51.460039	29.94%	0
2018	42.846492	39.603628	-7.57%	0
2017	35.596702	42.846492	20.37%	0
2016	33.369529	35.596702	6.67%	0
2015	33.570468	33.369529	-0.60%	0
2014	30.372074	33.570468	10.53%	0
2013	23.428404	30.372074	29.64%	0
2012	20.378246	23.428404	14.97%	0
2011	21.173161	20.378246	-3.75%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.021790	14.189115	28.74%	11,101
2019*	10.000000	11.021790	10.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.617366	5.717252	-33.65%	21,279
2019	7.937800	8.617366	8.56%	24,429
2018	10.674518	7.937800	-25.64%	29,774
2017	11.106600	10.674518	-3.89%	29,171
2016	8.415652	11.106600	31.98%	95,862
2015	10.742802	8.415652	-21.66%	42,566
2014	12.458284	10.742802	-13.77%	42,297
2013	10.151943	12.458284	22.72%	35,614
2012	9.806054	10.151943	3.53%	54,393
2011	10.463988	9.806054	-6.29%	72,065
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.890829	34.640742	5.32%	152,381
2019	26.132749	32.890829	25.86%	184,229
2018	28.863099	26.132749	-9.46%	218,671
2017	25.883671	28.863099	11.51%	231,049
2016	22.208089	25.883671	16.55%	293,377
2015	23.424187	22.208089	-5.19%	329,000
2014	21.810789	23.424187	7.40%	384,869
2013	17.236232	21.810789	26.54%	463,352
2012	14.879720	17.236232	15.84%	562,045
2011	14.924295	14.879720	-0.30%	654,748
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.952439	15.902912	6.36%	1,297
2019	11.664359	14.952439	28.19%	2,123
2018	12.995431	11.664359	-10.24%	1,572
2017	11.273485	12.995431	15.27%	1,538
2016*	10.000000	11.273485	12.73%	1,524

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.369002	62.241567	66.56%	0
2019	26.868706	37.369002	39.08%	0
2018	24.195872	26.868706	11.05%	0
2017	18.211607	24.195872	32.86%	0
2016	18.377517	18.211607	-0.90%	0
2015	17.625197	18.377517	4.27%	0
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.545333	56.192925	42.10%	74,630
2019	29.813649	39.545333	32.64%	101,520
2018	30.245733	29.813649	-1.43%	122,117
2017	22.663647	30.245733	33.45%	140,400
2016	22.764142	22.663647	-0.44%	158,723
2015	21.511818	22.764142	5.82%	184,091
2014	19.572288	21.511818	9.91%	209,459
2013	14.536997	19.572288	34.64%	232,176
2012	12.839031	14.536997	13.23%	247,709
2011	12.969774	12.839031	-1.01%	282,060
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	20.847865	21.153996	1.47%	31,023
2019	18.352244	20.847865	13.60%	38,502
2018	19.260401	18.352244	-4.72%	43,075
2017	18.197138	19.260401	5.84%	50,451
2016	16.095045	18.197138	13.06%	57,950
2015	16.917693	16.095045	-4.86%	76,663
2014	16.932558	16.917693	-0.09%	78,078
2013	16.179201	16.932558	4.66%	92,701
2012	14.333160	16.179201	12.88%	108,454
2011	13.951807	14.333160	2.73%	125,565
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.276625	17.578561	8.00%	68,345
2019	15.026304	16.276625	8.32%	60,266
2018	15.298808	15.026304	-1.78%	58,712
2017	14.858461	15.298808	2.96%	73,714
2016	14.365993	14.858461	3.43%	69,987
2015	14.636420	14.365993	-1.85%	76,312
2014	14.001074	14.636420	4.54%	127,456
2013	14.436750	14.001074	-3.02%	138,942
2012	13.808516	14.436750	4.55%	203,157
2011	13.029501	13.808516	5.98%	216,553

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.202089	25.905753	16.68%	21,808
2019	18.208916	22.202089	21.93%	25,891
2018	21.581413	18.208916	-15.63%	32,769
2017	18.087069	21.581413	19.32%	35,986
2016	16.320109	18.087069	10.83%	43,667
2015	16.761360	16.320109	-2.63%	60,853
2014	15.966988	16.761360	4.98%	70,086
2013	11.871515	15.966988	34.50%	69,126
2012	10.466139	11.871515	13.43%	82,912
2011	11.858536	10.466139	-11.74%	118,951
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.544024	28.020947	14.17%	26,573
2019	19.447651	24.544024	26.21%	30,759
2018	23.115987	19.447651	-15.87%	33,738
2017	17.973488	23.115987	28.61%	40,807
2016	19.163475	17.973488	-6.21%	48,529
2015	18.732561	19.163475	2.30%	56,026
2014	20.634459	18.732561	-9.22%	15,875
2013	16.010859	20.634459	28.88%	16,337
2012	13.437340	16.010859	19.15%	21,733
2011	16.422741	13.437340	-18.18%	22,643
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.473947	10.571809	-7.86%	0
2019	9.440832	11.473947	21.54%	0
2018	10.210360	9.440832	-7.54%	0
2017*	10.000000	10.210360	2.10%	1,577
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.493326	32.607986	6.93%	5,903
2019	22.971000	30.493326	32.75%	11,119
2018	28.111842	22.971000	-18.29%	12,559
2017	23.855265	28.111842	17.84%	17,447
2016	22.042675	23.855265	8.22%	21,019
2015	23.001774	22.042675	-4.17%	23,341
2014	21.809763	23.001774	5.47%	24,460
2013	16.913919	21.809763	28.95%	32,954
2012	13.462599	16.913919	25.64%	36,870
2011	14.940933	13.462599	-9.89%	43,488

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.540316	17.165543	10.46%	2,356
2019	13.116311	15.540316	18.48%	2,442
2018	14.686860	13.116311	-10.69%	16,177
2017	13.267937	14.686860	10.69%	16,274
2016	11.858820	13.267937	11.88%	2,739
2015	12.791557	11.858820	-7.29%	9,037
2014	12.582030	12.791557	1.67%	14,635
2013	10.283833	12.582030	22.35%	25,226
2012	9.020633	10.283833	14.00%	9,168
2011	9.268258	9.020633	-2.67%	2,911
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.951450	18.863464	-0.46%	64,551
2019	16.519149	18.951450	14.72%	71,325
2018	17.464056	16.519149	-5.41%	83,478
2017	16.108477	17.464056	8.42%	86,570
2016	14.291261	16.108477	12.72%	88,646
2015	15.554820	14.291261	-8.12%	72,945
2014	15.041481	15.554820	3.41%	97,598
2013	13.354649	15.041481	12.63%	114,494
2012	11.992969	13.354649	11.35%	145,416
2011	11.849673	11.992969	1.21%	154,020
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.716946	22.581103	3.98%	16,869
2019	17.388149	21.716946	24.90%	16,234
2018	20.191585	17.388149	-13.88%	19,350
2017	18.459569	20.191585	9.38%	27,398
2016	14.343690	18.459569	28.69%	29,625
2015	15.667955	14.343690	-8.45%	34,307
2014	15.760233	15.667955	-0.59%	36,745
2013	11.702666	15.760233	34.67%	43,370
2012	10.000281	11.702666	17.02%	51,685
2011	10.511650	10.000281	-4.86%	62,123
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.489533	14.467431	15.84%	9,676
2019	9.972487	12.489533	25.24%	18,106
2018	11.981708	9.972487	-16.77%	20,080
2017	8.632409	11.981708	38.80%	18,512
2016	7.435653	8.632409	16.09%	11,188
2015	9.356320	7.435653	-20.53%	15,728
2014*	10.000000	9.356320	-6.44%	17,090

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.598681	18.216410	-2.06%	0
2019	16.674487	18.598681	11.54%	0
2018	19.909600	16.674487	-16.25%	0
2017	17.211190	19.909600	15.68%	0
2016	16.197685	17.211190	6.26%	0
2015	17.489416	16.197685	-7.39%	0
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.102688	8.893811	-2.29%	4,917
2019	8.183312	9.102688	11.23%	5,053
2018	9.790986	8.183312	-16.42%	6,375
2017	8.487712	9.790986	15.35%	7,415
2016	8.011345	8.487712	5.95%	8,387
2015	8.667290	8.011345	-7.57%	27,869
2014*	10.000000	8.667290	-13.33%	29,351
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.861901	9.233639	-6.37%	74,227
2019	9.779767	9.861901	0.84%	84,739
2018	9.706082	9.779767	0.76%	94,749
2017	9.633183	9.706082	0.76%	83,813
2016	9.466771	9.633183	1.76%	89,842
2015	10.007714	9.466771	-5.41%	136,465
2014*	10.000000	10.007714	0.08%	161,657
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.260099	13.646781	2.92%	0
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.128138	10.684400	5.49%	0
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.144676	10.768903	6.15%	1,709
2019	9.772763	10.144676	3.81%	1,709
2018	10.415636	9.772763	-6.17%	1,709
2017	10.163024	10.415636	2.49%	1,709
2016	10.330904	10.163024	-1.63%	1,709
2015	10.261380	10.330904	0.68%	994
2014	9.918609	10.261380	3.46%	1,028
2013*	10.000000	9.918609	-0.81%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	16.063596	16.934777	5.42%	0
2019	13.385773	16.063596	20.00%	0
2018	14.747060	13.385773	-9.23%	0
2017	12.965781	14.747060	13.74%	0
2016	11.883212	12.965781	9.11%	0
2015	12.102087	11.883212	-1.81%	0
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.306298	30.434881	30.59%	0
2019	17.767067	23.306298	31.18%	0
2018	19.349166	17.767067	-8.18%	0
2017	15.700461	19.349166	23.24%	0
2016	14.617754	15.700461	7.41%	0
2015	14.799559	14.617754	-1.23%	0
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.812482	22.049733	11.29%	0
2019	16.687240	19.812482	18.73%	0
2018	17.908222	16.687240	-6.82%	0
2017	15.837403	17.908222	13.08%	0
2016	14.832362	15.837403	6.78%	0
2015	14.988856	14.832362	-1.04%	0
2014	14.209683	14.988856	5.48%	0
2013	12.573199	14.209683	13.02%	0
2012	11.227963	12.573199	11.98%	0
2011	11.284535	11.227963	-0.50%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.654568	22.814119	0.70%	0
2019	18.521317	22.654568	22.32%	0
2018	20.965575	18.521317	-11.66%	0
2017	18.478581	20.965575	13.46%	0
2016	15.232866	18.478581	21.31%	0
2015	16.170188	15.232866	-5.80%	0
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	21.079508	21.804194	3.44%	0
2019	19.089373	21.079508	10.43%	0
2018	20.142930	19.089373	-5.23%	0
2017	19.180952	20.142930	5.02%	0
2016	16.511010	19.180952	16.17%	0
2015	17.390452	16.511010	-5.06%	0
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.174103	23.664209	-2.11%	0
2019	19.950876	24.174103	21.17%	0
2018	23.111347	19.950876	-13.67%	0
2017	22.545671	23.111347	2.51%	0
2016	18.014332	22.545671	25.15%	0
2015	19.515500	18.014332	-7.69%	0
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.702397	25.468639	3.10%	0
2019	19.723482	24.702397	25.24%	0
2018	22.929233	19.723482	-13.98%	0
2017	20.398857	22.929233	12.40%	0
2016	16.279946	20.398857	25.30%	0
2015	17.669820	16.279946	-7.87%	0
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.703862	29.584886	30.31%	0
2019	18.274858	22.703862	24.24%	0
2018	20.612820	18.274858	-11.34%	0
2017	17.038582	20.612820	20.98%	0
2016	15.192140	17.038582	12.15%	0
2015	15.570417	15.192140	-2.43%	0
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.801875	35.164899	36.29%	0
2019	19.490534	25.801875	32.38%	0
2018	20.462225	19.490534	-4.75%	0
2017	15.909700	20.462225	28.61%	0
2016	14.803308	15.909700	7.47%	0
2015	14.196110	14.803308	4.28%	0
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.435662	34.385380	40.72%	0
2019	18.075929	24.435662	35.18%	0
2018	18.975119	18.075929	-4.74%	0
2017	15.073789	18.975119	25.88%	0
2016	14.910540	15.073789	1.09%	0
2015	14.364801	14.910540	3.80%	0
2014	13.400924	14.364801	7.19%	0
2013	9.673941	13.400924	38.53%	2,239
2012*	10.000000	9.673941	-3.26%	2,473
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.966697	33.640781	40.36%	1,722
2019	17.771847	23.966697	34.86%	3,669
2018	18.707540	17.771847	-5.00%	1,831
2017	14.898027	18.707540	25.57%	1,380
2016	14.772922	14.898027	0.85%	1,380
2015	14.267087	14.772922	3.55%	1,380
2014	13.343116	14.267087	6.92%	1,152
2013	9.655742	13.343116	38.19%	58,958
2012*	10.000000	9.655742	-3.44%	2,413

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	40.845629	55.148856	35.02%	0
2019	30.339225	40.845629	34.63%	0
2018	32.559571	30.339225	-6.82%	0
2017	25.968922	32.559571	25.38%	0
2016	26.861832	25.968922	-3.32%	0
2015	26.244379	26.861832	2.35%	0
2014	23.004947	26.244379	14.08%	0
2013	17.937856	23.004947	28.25%	0
2012	15.901857	17.937856	12.80%	0
2011	16.273489	15.901857	-2.28%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	26.363656	29.670017	12.54%	0
2019	20.680404	26.363656	27.48%	0
2018	23.091953	20.680404	-10.44%	0
2017	20.640479	23.091953	11.88%	0
2016	18.936353	20.640479	9.00%	0
2015	20.329705	18.936353	-6.85%	0
2014	19.017046	20.329705	6.90%	0
2013	14.884605	19.017046	27.76%	0
2012	13.222591	14.884605	12.57%	0
2011	13.384562	13.222591	-1.21%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.500696	57.715570	39.07%	27,902
2019	30.125240	41.500696	37.76%	27,811
2018	32.451654	30.125240	-7.17%	29,933
2017	25.489270	32.451654	27.31%	32,423
2016	25.196836	25.489270	1.16%	33,924
2015	23.910415	25.196836	5.38%	41,067
2014	22.865972	23.910415	4.57%	44,878
2013	17.010701	22.865972	34.42%	67,147
2012	14.778428	17.010701	15.10%	81,593
2011	14.787968	14.778428	-0.06%	93,037
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.677256	46.77%	1,126
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.408500	18.920901	8.69%	9,493
2019	14.631295	17.408500	18.98%	10,083
2018	16.357163	14.631295	-10.55%	11,016
2017	14.902943	16.357163	9.76%	11,816
2016	13.095203	14.902943	13.80%	2,399
2015	13.558563	13.095203	-3.42%	2,392
2014	12.579786	13.558563	7.78%	2,386
2013	10.165992	12.579786	23.74%	2,379
2012	9.135621	10.165992	11.28%	1,338
2011*	10.000000	9.135621	-8.64%	2,199

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.153409	36.782927	26.17%	112,083
2019	22.378872	29.153409	30.27%	130,502
2018	26.077814	22.378872	-14.18%	149,612
2017	19.302852	26.077814	35.10%	164,692
2016	19.510807	19.302852	-1.07%	187,537
2015	18.988862	19.510807	2.75%	216,334
2014	18.779307	18.988862	1.12%	235,812
2013	14.922759	18.779307	25.84%	115,107
2012	12.449393	14.922759	19.87%	144,100
2011	13.732396	12.449393	-9.34%	189,373
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.415949	14.228297	-13.33%	0
2019	13.501585	16.415949	21.59%	0
2018	14.554896	13.501585	-7.24%	0
2017	13.024215	14.554896	11.75%	0
2016	12.911954	13.024215	0.87%	0
2015	13.258412	12.911954	-2.61%	0
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.278148	11.527576	2.21%	15,146
2019	10.296918	11.278148	9.53%	15,906
2018	10.896556	10.296918	-5.50%	16,926
2017	10.372375	10.896556	5.05%	14,568
2016	9.849268	10.372375	5.31%	6,283
2015	10.194295	9.849268	-3.38%	5,231
2014	10.028221	10.194295	1.66%	5,213
2013	10.158333	10.028221	-1.28%	1,798
2012*	10.000000	10.158333	1.58%	9,156
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.502837	33.380535	13.14%	0
2019	22.524603	29.502837	30.98%	0
2018	22.583781	22.524603	-0.26%	0
2017	19.724097	22.583781	14.50%	0
2016	22.535808	19.724097	-12.48%	0
2015	22.098985	22.535808	1.98%	0
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.614360	32.243893	12.68%	0
2019	22.514301	28.614360	27.09%	0
2018	26.789773	22.514301	-15.96%	0
2017	22.032519	26.789773	21.59%	0
2016	22.389251	22.032519	-1.59%	0
2015	23.193214	22.389251	-3.47%	0
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.471749	39.952603	12.63%	74,198
2019	27.168449	35.471749	30.56%	82,204
2018	29.839520	27.168449	-8.95%	97,543
2017	25.819661	29.839520	15.57%	111,505
2016	23.400721	25.819661	10.34%	130,650
2015	22.910419	23.400721	2.14%	148,587
2014	20.936077	22.910419	9.43%	172,251
2013	16.072700	20.936077	30.26%	216,265
2012	13.912820	16.072700	15.52%	259,365
2011	14.076369	13.912820	-1.16%	326,174
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.888278	18.186548	7.69%	2,019
2019	13.663723	16.888278	23.60%	2,082
2018	15.637469	13.663723	-12.62%	2,019
2017	13.797174	15.637469	13.34%	2,019
2016	12.333799	13.797174	11.86%	2,019
2015	13.035277	12.333799	-5.38%	2,019
2014	12.659081	13.035277	2.97%	2,019
2013	9.968791	12.659081	26.99%	2,019
2012*	10.000000	9.968791	-0.31%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.474570	27.828986	18.55%	1,338
2019	18.777179	23.474570	25.02%	1,530
2018	21.183825	18.777179	-11.36%	3,072
2017	18.772128	21.183825	12.85%	8,377
2016	16.085927	18.772128	16.70%	13,630
2015	17.293227	16.085927	-6.98%	15,254
2014	15.629281	17.293227	10.65%	21,727
2013	11.212225	15.629281	39.39%	21,870
2012	9.613731	11.212225	16.63%	10,000
2011	9.945375	9.613731	-3.33%	11,099

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.142865	13.332437	19.65%	2,337
2019	8.809953	11.142865	26.48%	2,337
2018	11.079236	8.809953	-20.48%	2,912
2017	8.863738	11.079236	25.00%	2,990
2016	9.216847	8.863738	-3.83%	2,707
2015	9.043192	9.216847	1.92%	3,282
2014*	10.000000	9.043192	-9.57%	2,132
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.858352	38.113746	12.57%	12,603
2019	28.126766	33.858352	20.38%	15,688
2018	30.092559	28.126766	-6.53%	22,680
2017	25.738494	30.092559	16.92%	24,452
2016	26.723418	25.738494	-3.69%	31,521
2015	29.496223	26.723418	-9.40%	53,403
2014	31.497767	29.496223	-6.35%	72,654
2013	25.464425	31.497767	23.69%	97,790
2012	21.616209	25.464425	17.80%	99,634
2011	23.565299	21.616209	-8.27%	170,625
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.164810	32.663342	4.81%	3,534
2019	28.353828	31.164810	9.91%	5,114
2018	29.305283	28.353828	-3.25%	6,381
2017	27.789356	29.305283	5.46%	8,448
2016	24.195340	27.789356	14.85%	10,327
2015	26.179812	24.195340	-7.58%	11,203
2014	25.989367	26.179812	0.73%	23,865
2013	23.793529	25.989367	9.23%	27,967
2012	20.288916	23.793529	17.27%	24,766
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.189303	59.194593	47.29%	6,616
2019	29.474081	40.189303	36.35%	3,507
2018	29.836295	29.474081	-1.21%	2,876
2017	23.785140	29.836295	25.44%	2,385
2016	22.674405	23.785140	4.90%	2,511
2015	24.345368	22.674405	-6.86%	3,351
2014	22.831846	24.345368	6.63%	2,456
2013	17.775738	22.831846	28.44%	1,870
2012	15.835673	17.775738	12.25%	3,546
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.659357	11.616936	8.98%	486
2019	9.867861	10.659357	8.02%	529
2018	10.113382	9.867861	-2.43%	6,101
2017	9.898828	10.113382	2.17%	6,964
2016	9.796037	9.898828	1.05%	4,692
2015*	10.000000	9.796037	-2.04%	5,713

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.933279	41.139307	37.44%	73,722
2019	22.127157	29.933279	35.28%	87,555
2018	22.007736	22.127157	0.54%	105,033
2017	17.125916	22.007736	28.51%	109,901
2016	16.994499	17.125916	0.77%	117,036
2015	15.358775	16.994499	10.65%	181,338
2014	14.324490	15.358775	7.22%	153,495
2013	11.071529	14.324490	29.38%	195,110
2012	9.043079	11.071529	22.43%	245,567
2011	9.830478	9.043079	-8.01%	276,892
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.551713	27.641512	49.00%	65,894
2019	12.959239	18.551713	43.15%	81,613
2018	12.992726	12.959239	-0.26%	94,540
2017	9.069797	12.992726	43.25%	95,710
2016	8.058768	9.069797	12.55%	88,465
2015	7.790605	8.058768	3.44%	99,037
2014	7.207512	7.790605	8.09%	103,077
2013	5.385409	7.207512	33.83%	125,819
2012	4.572591	5.385409	17.78%	154,470
2011	5.064122	4.572591	-9.71%	43,619
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.540660	16.676433	14.69%	31,372
2019	11.609347	14.540660	25.25%	49,631
2018	13.840101	11.609347	-16.12%	57,961
2017	10.703466	13.840101	29.30%	62,385
2016	11.606127	10.703466	-7.78%	78,284
2015	12.874715	11.606127	-9.85%	93,932
2014	14.817649	12.874715	-13.11%	104,516
2013	13.116747	14.817649	12.97%	130,163
2012	11.724339	13.116747	11.88%	161,979
2011	17.529179	11.724339	-33.12%	83,659
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	34.790044	34.517168	-0.78%	6,873
2019	27.764629	34.790044	25.30%	13,614
2018	31.860585	27.764629	-12.86%	14,251
2017	28.330598	31.860585	12.46%	16,061
2016	24.987351	28.330598	13.38%	22,082
2015	25.967574	24.987351	-3.77%	24,730
2014	22.821922	25.967574	13.78%	31,403
2013	17.450587	22.821922	30.78%	28,289
2012	14.665682	17.450587	18.99%	23,907
2011	14.522134	14.665682	0.99%	13,815

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.606331	10.350680	-2.41%	13,495
2019	9.082046	10.606331	16.78%	14,610
2018	11.281866	9.082046	-19.50%	19,174
2017	8.928312	11.281866	26.36%	13,910
2016	7.477973	8.928312	19.39%	2,918
2015	9.462866	7.477973	-20.98%	1,861
2014*	10.000000	9.462866	-5.37%	1,861
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.746985	11.412375	6.19%	5,753
2019	10.028624	10.746985	7.16%	2,439
2018	10.251171	10.028624	-2.17%	2,660
2017	9.984326	10.251171	2.67%	1,862
2016*	10.000000	9.984326	-0.16%	2,095
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.035041	33.149983	43.91%	7,184
2019	16.494780	23.035041	39.65%	5,353
2018	16.979338	16.494780	-2.85%	3,839
2017	13.596154	16.979338	24.88%	2,463
2016	12.641599	13.596154	7.55%	3,742
2015	13.069092	12.641599	-3.27%	3,959
2014	14.292266	13.069092	-8.56%	8,815
2013	10.238380	14.292266	39.59%	10,183
2012*	10.000000	10.238380	2.38%	5,116
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.853206	25.358604	2.03%	30,340
2019	19.414044	24.853206	28.02%	40,532
2018	21.910392	19.414044	-11.39%	43,014
2017	18.887838	21.910392	16.00%	49,123
2016	16.793519	18.887838	12.47%	53,566
2015	17.149072	16.793519	-2.07%	64,160
2014	15.742473	17.149072	8.94%	69,077
2013	11.744873	15.742473	34.04%	71,940
2012	10.253344	11.744873	14.55%	85,371
2011	10.420990	10.253344	-1.61%	91,001
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.869008	12.409437	14.17%	0
2019*	10.000000	10.869008	8.69%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.636626	26.897778	18.82%	26,762
2019	18.224748	22.636626	24.21%	34,966
2018	20.424056	18.224748	-10.77%	33,324
2017	16.291646	20.424056	25.37%	30,345
2016	15.871014	16.291646	2.65%	30,250
2015	15.101235	15.871014	5.10%	29,002
2014	15.105813	15.101235	-0.03%	28,150
2013	11.972877	15.105813	26.17%	25,751
2012	10.447976	11.972877	14.60%	21,711
2011	10.760516	10.447976	-2.90%	6,968
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.335879	33.36%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.648669	36.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.295687	16.299024	6.56%	8,773
2019	13.955273	15.295687	9.61%	28,678
2018	14.211058	13.955273	-1.80%	20,563
2017	13.531177	14.211058	5.02%	20,679
2016	12.899855	13.531177	4.89%	22,967
2015	13.135450	12.899855	-1.79%	22,461
2014	12.320481	13.135450	6.61%	21,354
2013	12.503450	12.320481	-1.46%	2,773
2012	11.558139	12.503450	8.18%	2,784
2011	11.067196	11.558139	4.44%	8,558
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.058065	55.356141	4.33%	1,163
2019	46.979786	53.058065	12.94%	1,225
2018	51.076772	46.979786	-8.02%	1,367
2017	47.096320	51.076772	8.45%	1,416
2016	43.094283	47.096320	9.29%	3,253
2015	44.087488	43.094283	-2.25%	3,794
2014	43.331851	44.087488	1.74%	4,098
2013	48.039311	43.331851	-9.80%	6,026
2012	41.199539	48.039311	16.60%	7,355
2011	38.939037	41.199539	5.81%	9,607
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.981062	11.673251	-2.57%	0
2019	9.478930	11.981062	26.40%	0
2018	10.411184	9.478930	-8.95%	0
2017	9.358081	10.411184	11.25%	885
2016	8.234226	9.358081	13.65%	1,566
2015*	10.000000	8.234226	-17.66%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.259146	22.212482	9.64%	0
2019	17.402374	20.259146	16.42%	0
2018	18.830715	17.402374	-7.59%	0
2017	16.406320	18.830715	14.78%	0
2016	15.720015	16.406320	4.37%	0
2015	16.989426	15.720015	-7.47%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.265335	25.120716	12.82%	0
2019	18.164537	22.265335	22.58%	0
2018	19.798859	18.164537	-8.25%	0
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	0
2014	17.482977	16.925236	-3.19%	0
2013	13.406784	17.482977	30.40%	0
2012	11.060501	13.406784	21.21%	0
2011	11.291768	11.060501	-2.05%	446
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.572912	35.195916	49.31%	29,950
2019	17.910106	23.572912	31.62%	35,216
2018	21.689169	17.910106	-17.42%	40,986
2017	17.444746	21.689169	24.33%	46,318
2016	18.029705	17.444746	-3.24%	46,270
2015	18.329520	18.029705	-1.64%	48,138
2014	18.731605	18.329520	-2.15%	55,197
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.537919	22.737424	10.71%	97,523
2019	17.201856	20.537919	19.39%	121,662
2018	18.315015	17.201856	-6.08%	115,564
2017	16.000522	18.315015	14.47%	174,717
2016	14.849732	16.000522	7.75%	122,393
2015	14.876089	14.849732	-0.18%	120,075
2014	14.333814	14.876089	3.78%	176,277
2013	11.761815	14.333814	21.87%	146,523
2012	10.282856	11.761815	14.38%	130,296
2011	10.306485	10.282856	-0.23%	136,579

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.840362	13.861167	7.95%	35,203
2019	11.919041	12.840362	7.73%	30,545
2018	12.189307	11.919041	-2.22%	38,622
2017	11.947024	12.189307	2.03%	51,018
2016	11.773591	11.947024	1.47%	57,607
2015	11.938142	11.773591	-1.38%	110,592
2014	11.504300	11.938142	3.77%	44,792
2013	11.945598	11.504300	-3.69%	46,909
2012	11.513086	11.945598	3.76%	79,813
2011	11.016128	11.513086	4.51%	85,236
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.343648	32.550400	28.44%	44,289
2019	19.022635	25.343648	33.23%	52,925
2018	21.247212	19.022635	-10.47%	56,328
2017	16.411534	21.247212	29.47%	67,394
2016	16.570921	16.411534	-0.96%	59,185
2015	15.734209	16.570921	5.32%	66,839
2014	15.630348	15.734209	0.66%	69,845
2013	12.291636	15.630348	27.16%	92,905
2012	10.185364	12.291636	20.68%	89,474
2011	11.361285	10.185364	-10.35%	91,570
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.264896	40.830492	49.75%	82,681
2019	21.170405	27.264896	28.79%	70,292
2018	21.559589	21.170405	-1.81%	88,087
2017	17.065869	21.559589	26.33%	94,673
2016	15.829159	17.065869	7.81%	94,772
2015	15.046269	15.829159	5.20%	113,864
2014	14.085094	15.046269	6.82%	120,150
2013	10.993629	14.085094	28.12%	136,382
2012	9.473308	10.993629	16.05%	128,479
2011	10.054668	9.473308	-5.78%	137,911
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.666459	24.218265	11.78%	87,927
2019	17.441755	21.666459	24.22%	94,404
2018	18.039988	17.441755	-3.32%	98,709
2017	14.967386	18.039988	20.53%	101,014
2016	13.629860	14.967386	9.81%	106,761
2015	13.640203	13.629860	-0.08%	98,887
2014	12.518558	13.640203	8.96%	100,919
2013	9.524179	12.518558	31.44%	88,865
2012	8.230825	9.524179	15.71%	71,754
2011	8.516788	8.230825	-3.36%	61,739

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.346682	21.957891	2.86%	25,527
2019	19.781353	21.346682	7.91%	34,427
2018	20.493310	19.781353	-3.47%	45,711
2017	19.496656	20.493310	5.11%	51,633
2016	18.153193	19.496656	7.40%	58,633
2015	18.910970	18.153193	-4.01%	67,500
2014	18.415772	18.910970	2.69%	78,740
2013	18.841871	18.415772	-2.26%	87,216
2012	16.981414	18.841871	10.96%	109,448
2011	16.275553	16.981414	4.34%	114,445
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	32.796711	35.776441	9.09%	55,300
2019	25.658558	32.796711	27.82%	57,471
2018	25.959506	25.658558	-1.16%	62,629
2017	21.788845	25.959506	19.14%	66,836
2016	19.787976	21.788845	10.11%	81,718
2015	19.832671	19.787976	-0.23%	85,411
2014	17.890140	19.832671	10.86%	88,946
2013	13.804695	17.890140	29.59%	102,251
2012	12.227588	13.804695	12.90%	113,194
2011	12.304483	12.227588	-0.62%	135,640
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.190050	29.901531	2.44%	48,837
2019	23.194834	29.190050	25.85%	50,973
2018	25.302170	23.194834	-8.33%	59,394
2017	21.691984	25.302170	16.64%	70,725
2016	18.614126	21.691984	16.54%	113,204
2015	20.096548	18.614126	-7.38%	92,885
2014	18.622939	20.096548	7.91%	112,807
2013	13.889342	18.622939	34.08%	121,419
2012	11.861182	13.889342	17.10%	120,532
2011	12.284516	11.861182	-3.45%	133,966
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.156496	13.764742	13.23%	0
2019	10.698939	12.156496	13.62%	2
2018	11.825874	10.698939	-9.53%	0
2017	10.101055	11.825874	17.08%	0
2016*	10.000000	10.101055	1.01%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.277952	19.224322	11.27%	0
2019	14.100444	17.277952	22.53%	8
2018	15.982846	14.100444	-11.78%	0
2017	13.496191	15.982846	18.42%	0
2016	12.599046	13.496191	7.12%	0
2015	12.973144	12.599046	-2.88%	0
2014	12.559301	12.973144	3.30%	0
2013	9.812976	12.559301	27.99%	0
2012	8.546808	9.812976	14.81%	0
2011	9.235097	8.546808	-7.45%	25,841
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.505293	16.810630	8.42%	14,235
2019	13.501284	15.505293	14.84%	11,161
2018	14.567286	13.501284	-7.32%	11,189
2017	13.151370	14.567286	10.77%	18,089
2016	12.538101	13.151370	4.89%	18,999
2015	12.819763	12.538101	-2.20%	26,262
2014	12.434537	12.819763	3.10%	18,894
2013	10.971118	12.434537	13.34%	21,381
2012	9.993661	10.971118	9.78%	23,841
2011	10.247522	9.993661	-2.48%	24,886
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.698321	18.399049	10.19%	0
2019	14.049013	16.698321	18.86%	0
2018	15.476198	14.049013	-9.22%	0
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
2011	9.823944	9.376385	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.579727	14.442807	6.36%	13,163
2019	12.413160	13.579727	9.40%	6,420
2018	12.894265	12.413160	-3.73%	7,308
2017	12.264060	12.894265	5.14%	11,242
2016	11.859292	12.264060	3.41%	8,499
2015	12.085949	11.859292	-1.88%	8,611
2014	11.831794	12.085949	2.15%	4,871
2013	11.406770	11.831794	3.73%	5,766
2012	10.734806	11.406770	6.26%	9,146
2011	10.708329	10.734806	0.25%	1,665

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.690394	13.176917	3.83%	0
2019	11.275995	12.690394	12.54%	0
2018	12.268198	11.275995	-8.09%	0
2017	10.813782	12.268198	13.45%	0
2016	10.363390	10.813782	4.35%	0
2015	10.954322	10.363390	-5.39%	0
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.202086	14.010680	6.12%	0
2019	11.571843	13.202086	14.09%	0
2018	12.598315	11.571843	-8.15%	0
2017	10.819573	12.598315	16.44%	0
2016	10.304924	10.819573	4.99%	0
2015	10.959248	10.304924	-5.97%	0
2014	10.975511	10.959248	-0.15%	1,359
2013*	10.000000	10.975511	9.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.154317	17.675534	9.42%	7,455
2019	13.832436	16.154317	16.79%	12,025
2018	15.061604	13.832436	-8.16%	23,832
2017	13.368844	15.061604	12.66%	65,809
2016	12.670096	13.368844	5.51%	64,725
2015	12.955579	12.670096	-2.20%	75,107
2014	12.533509	12.955579	3.37%	103,124
2013	10.762993	12.533509	16.45%	109,741
2012	9.689863	10.762993	11.07%	160,024
2011	10.036480	9.689863	-3.45%	168,385
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.972912	18.834699	10.97%	4,500
2019	14.047477	16.972912	20.83%	5,369
2018	15.704238	14.047477	-10.55%	4,500
2017	13.455170	15.704238	16.72%	10,460
2016	12.650899	13.455170	6.36%	9,073
2015	12.993982	12.650899	-2.64%	14,676
2014	12.571666	12.993982	3.36%	14,676
2013	10.233532	12.571666	22.85%	22,781
2012	9.035018	10.233532	13.27%	21,396
2011	9.587811	9.035018	-5.77%	26,143

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.961128	16.128251	7.80%	10,244
2019	13.241451	14.961128	12.99%	10,678
2018	14.066362	13.241451	-5.86%	37,755
2017	12.949443	14.066362	8.63%	34,654
2016	12.358450	12.949443	4.78%	34,946
2015	12.636825	12.358450	-2.20%	36,167
2014	12.282434	12.636825	2.89%	36,538
2013	11.169980	12.282434	9.96%	37,667
2012	10.268845	11.169980	8.78%	39,373
2011	10.416230	10.268845	-1.41%	39,121
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.004261	16.639639	3.97%	7,902
2019	14.393241	16.004261	11.19%	8,385
2018	17.271425	14.393241	-16.66%	8,521
2017	14.237352	17.271425	21.31%	10,969
2016	14.243671	14.237352	-0.04%	10,129
2015	14.994609	14.243671	-5.01%	12,489
2014	16.514477	14.994609	-9.20%	21,274
2013	13.911205	16.514477	18.71%	22,896
2012	11.770571	13.911205	18.19%	63,955
2011	13.596896	11.770571	-13.43%	18,578
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.753650	17.54%	19,817
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.188435	15.008731	5.78%	5,685
2019	13.175216	14.188435	7.69%	5,859
2018	13.385447	13.175216	-1.57%	25,248
2017	12.970461	13.385447	3.20%	28,274
2016	12.455076	12.970461	4.14%	18,895
2015	12.691380	12.455076	-1.86%	19,319
2014	12.221225	12.691380	3.85%	19,942
2013	12.604338	12.221225	-3.04%	22,623
2012	11.833771	12.604338	6.51%	30,486
2011	11.230444	11.833771	5.37%	47,174
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.683495	15.826766	7.79%	4,454
2019	13.553996	14.683495	8.33%	4,746
2018	13.914804	13.553996	-2.59%	5,863
2017	13.565257	13.914804	2.58%	6,883
2016	13.279654	13.565257	2.15%	8,289
2015	13.503984	13.279654	-1.66%	7,964
2014	13.025248	13.503984	3.68%	9,248
2013	13.452380	13.025248	-3.18%	7,021
2012	12.704929	13.452380	5.88%	11,983
2011	12.119428	12.704929	4.83%	16,315

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.646588	10.917976	2.55%	0
2019	10.104953	10.646588	5.36%	0
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.645740	29.841947	12.00%	24,721
2019	21.924926	26.645740	21.53%	27,518
2018	26.859583	21.924926	-18.37%	31,671
2017	19.201788	26.859583	39.88%	35,378
2016	18.033013	19.201788	6.48%	44,797
2015	21.716632	18.033013	-16.96%	45,270
2014	23.249522	21.716632	-6.59%	69,501
2013	23.345909	23.249522	-0.41%	147
2012	20.148936	23.345909	15.87%	147
2011	26.258281	20.148936	-23.27%	147
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.640374	27.918098	4.80%	33,493
2019	23.488018	26.640374	13.42%	40,824
2018	24.497459	23.488018	-4.12%	55,298
2017	23.213161	24.497459	5.53%	64,580
2016	20.570462	23.213161	12.85%	68,438
2015	21.366878	20.570462	-3.73%	90,583
2014	21.077883	21.366878	1.37%	95,197
2013	19.914690	21.077883	5.84%	71,391
2012	17.586849	19.914690	13.24%	85,677
2011	17.136752	17.586849	2.63%	94,144
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.076542	17.906928	4.86%	139,150
2019	16.255904	17.076542	5.05%	156,064
2018	16.453970	16.255904	-1.20%	194,749
2017	16.305020	16.453970	0.91%	214,296
2016	16.372758	16.305020	-0.41%	237,842
2015	16.581271	16.372758	-1.26%	350,005
2014	16.041237	16.581271	3.37%	300,267
2013	16.913796	16.041237	-5.16%	359,549
2012	16.603506	16.913796	1.87%	496,685
2011	15.659998	16.603506	6.02%	591,502
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.141350	11.040038	-0.91%	462,329
2019	11.073696	11.141350	0.61%	386,017
2018	11.049570	11.073696	0.22%	363,649
2017	11.130859	11.049570	-0.73%	401,604
2016	11.259144	11.130859	-1.14%	339,051
2015	11.390129	11.259144	-1.15%	356,075
2014	11.522637	11.390129	-1.15%	453,112
2013	11.656682	11.522637	-1.15%	523,753
2012	11.792667	11.656682	-1.15%	752,571
2011	11.929477	11.792667	-1.15%	732,062

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.824756	17.953193	6.71%	19,561
2019	14.288395	16.824756	17.75%	23,877
2018	16.913396	14.288395	-15.52%	26,884
2017	13.424230	16.913396	25.99%	29,802
2016	13.463009	13.424230	-0.29%	39,119
2015	14.049122	13.463009	-4.17%	46,576
2014	14.276586	14.049122	-1.59%	51,358
2013	12.256900	14.276586	16.48%	9,842
2012	10.725747	12.256900	14.28%	10,494
2011	12.024469	10.725747	-10.80%	11,402
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.085909	12.798386	5.90%	8,413
2019	10.087724	12.085909	19.81%	11,251
2018	11.884646	10.087724	-15.12%	14,772
2017	9.660025	11.884646	23.03%	18,893
2016	9.721257	9.660025	-0.63%	20,499
2015	9.972865	9.721257	-2.52%	20,310
2014	10.754329	9.972865	-7.27%	22,407
2013	8.990410	10.754329	19.62%	21,212
2012	7.694006	8.990410	16.85%	20,791
2011	8.930901	7.694006	-13.85%	6,779
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.980787	30.088719	11.52%	38,347
2019	22.059502	26.980787	22.31%	53,429
2018	24.485723	22.059502	-9.91%	53,586
2017	20.915226	24.485723	17.07%	60,858
2016	19.327965	20.915226	8.21%	69,605
2015	19.749950	19.327965	-2.14%	70,210
2014	19.030951	19.749950	3.78%	70,246
2013	15.129824	19.030951	25.78%	73,159
2012	13.206056	15.129824	14.57%	75,984
2011	13.906069	13.206056	-5.03%	81,026
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.143380	20.703191	8.15%	41,136
2019	16.790251	19.143380	14.01%	39,178
2018	17.852396	16.790251	-5.95%	41,104
2017	16.250688	17.852396	9.86%	38,405
2016	15.464566	16.250688	5.08%	39,795
2015	15.671697	15.464566	-1.32%	38,763
2014	15.158944	15.671697	3.38%	42,301
2013	13.520328	15.158944	12.12%	44,869
2012	12.504317	13.520328	8.13%	50,566
2011	12.538559	12.504317	-0.27%	52,662

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.320412	25.730639	10.34%	228
2019	19.669523	23.320412	18.56%	237
2018	21.276316	19.669523	-7.55%	246
2017	18.746995	21.276316	13.49%	255
2016	17.602214	18.746995	6.50%	264
2015	17.902199	17.602214	-1.68%	858
2014	17.213315	17.902199	4.00%	868
2013	14.572666	17.213315	18.12%	294
2012	13.133714	14.572666	10.96%	303
2011	13.411681	13.133714	-2.07%	312
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.213578	17.103357	5.49%	87,498
2019	14.974674	16.213578	8.27%	94,250
2018	15.428058	14.974674	-2.94%	99,817
2017	14.767849	15.428058	4.47%	110,064
2016	14.328278	14.767849	3.07%	126,418
2015	14.456690	14.328278	-0.89%	123,655
2014	14.077231	14.456690	2.70%	136,167
2013	13.584624	14.077231	3.63%	205,431
2012	13.066756	13.584624	3.96%	280,833
2011	12.842069	13.066756	1.75%	282,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.687149	13.113162	3.36%	0
2019	11.358351	12.687149	11.70%	0
2018	12.176209	11.358351	-6.72%	0
2017	10.801883	12.176209	12.72%	0
2016	10.337192	10.801883	4.50%	0
2015	10.807752	10.337192	-4.35%	0
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.284778	13.962991	5.11%	2,584
2019	11.661195	13.284778	13.92%	3,089
2018	12.557899	11.661195	-7.14%	3,623
2017	10.861216	12.557899	15.62%	3,380
2016	10.273175	10.861216	5.72%	2,034
2015	10.820654	10.273175	-5.06%	2,298
2014	10.759988	10.820654	0.56%	2,568
2013*	10.000000	10.759988	7.60%	2,847

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.358184	24.387320	9.08%	343,351
2019	19.209551	22.358184	16.39%	380,589
2018	20.604603	19.209551	-6.77%	504,003
2017	18.457670	20.604603	11.63%	549,022
2016	17.427028	18.457670	5.91%	657,678
2015	17.688977	17.427028	-1.48%	768,541
2014	17.013287	17.688977	3.97%	806,917
2013	14.757414	17.013287	15.29%	918,172
2012	13.472820	14.757414	9.53%	1,098,917
2011	13.634749	13.472820	-1.19%	1,229,222
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.381430	28.182750	11.04%	123,694
2019	21.076182	25.381430	20.43%	215,502
2018	23.108227	21.076182	-8.79%	246,767
2017	20.034783	23.108227	15.34%	210,036
2016	18.682677	20.034783	7.24%	234,279
2015	19.038976	18.682677	-1.87%	246,019
2014	18.350812	19.038976	3.75%	340,335
2013	15.169663	18.350812	20.97%	443,842
2012	13.490265	15.169663	12.45%	515,763
2011	13.943413	13.490265	-3.25%	626,136
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.456610	20.877758	7.30%	52,661
2019	17.344396	19.456610	12.18%	76,300
2018	18.227517	17.344396	-4.84%	81,579
2017	16.883783	18.227517	7.96%	100,396
2016	16.158196	16.883783	4.49%	121,983
2015	16.351174	16.158196	-1.18%	143,180
2014	15.792911	16.351174	3.53%	153,533
2013	14.459153	15.792911	9.22%	177,120
2012	13.539227	14.459153	6.79%	254,731
2011	13.419623	13.539227	0.89%	276,677
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.484226	11.102025	5.89%	0
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.785389	12.341594	14.43%	0
2019*	10.000000	10.785389	7.85%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.400173	31.377718	28.60%	47,704
2019	18.910646	24.400173	29.03%	53,307
2018	19.739244	18.910646	-4.20%	75,484
2017	15.336080	19.739244	28.71%	78,880
2016	15.181563	15.336080	1.02%	120,092
2015	14.848238	15.181563	2.24%	133,112
2014	13.601544	14.848238	9.17%	142,569
2013	10.211992	13.601544	33.19%	201,344
2012	8.878946	10.211992	15.01%	180,266
2011	9.250880	8.878946	-4.02%	219,769
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.266295	14.043728	5.86%	3,766
2019	11.280690	13.266295	17.60%	3,900
2018	11.990647	11.280690	-5.92%	1,686
2017	10.318553	11.990647	16.20%	1,686
2016	9.616317	10.318553	7.30%	1,686
2015	9.951825	9.616317	-3.37%	0
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.265250	16.143138	5.75%	0
2019	12.659846	15.265250	20.58%	0
2018	13.146444	12.659846	-3.70%	0
2017	10.927974	13.146444	20.30%	0
2016	10.045670	10.927974	8.78%	0
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.834590	47.993037	17.53%	226,022
2019	30.018060	40.834590	36.03%	272,767
2018	30.760754	30.018060	-2.41%	335,008
2017	24.441866	30.760754	25.85%	378,227
2016	23.858806	24.441866	2.44%	489,788
2015	22.966685	23.858806	3.88%	550,359
2014	21.354697	22.966685	7.55%	642,687
2013	15.802870	21.354697	35.13%	781,000
2012	13.470193	15.802870	17.32%	953,602
2011	13.937912	13.470193	-3.36%	1,200,630

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.286431	31.388336	0.33%	64,987
2019	24.930706	31.286431	25.49%	96,230
2018	27.823478	24.930706	-10.40%	209,768
2017	25.899380	27.823478	7.43%	228,717
2016	21.753719	25.899380	19.06%	265,884
2015	22.989733	21.753719	-5.38%	292,643
2014	20.559998	22.989733	11.82%	316,498
2013	15.768990	20.559998	30.38%	378,360
2012	13.912879	15.768990	13.34%	431,670
2011	13.983976	13.912879	-0.51%	497,686
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.813758	18.14%	67,952
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.809171	18.09%	6,564
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	63.828166	71.368911	11.81%	43,896
2019	51.388764	63.828166	24.21%	53,954
2018	58.668977	51.388764	-12.41%	63,183
2017	51.261057	58.668977	14.45%	76,282
2016	43.109244	51.261057	18.91%	89,656
2015	44.744704	43.109244	-3.66%	104,337
2014	41.368211	44.744704	8.16%	116,655
2013	31.454297	41.368211	31.52%	134,387
2012	27.087971	31.454297	16.12%	160,714
2011	28.117858	27.087971	-3.66%	230,938
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.251775	22.721296	-2.28%	115,225
2019	18.993158	23.251775	22.42%	131,252
2018	22.126129	18.993158	-14.16%	171,139
2017	19.661842	22.126129	12.53%	177,598
2016	16.914135	19.661842	16.25%	198,758
2015	17.619336	16.914135	-4.00%	216,165
2014	15.231863	17.619336	15.67%	244,768
2013	11.357084	15.231863	34.12%	300,532
2012	9.875328	11.357084	15.00%	324,231
2011	10.227396	9.875328	-3.44%	385,079

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.611444	50.988175	39.27%	17,905
2019	27.291046	36.611444	34.15%	22,680
2018	29.991687	27.291046	-9.00%	25,982
2017	24.286189	29.991687	23.49%	29,118
2016	22.684070	24.286189	7.06%	39,136
2015	22.775759	22.684070	-0.40%	41,226
2014	22.410648	22.775759	1.63%	47,013
2013	15.712292	22.410648	42.63%	61,205
2012	14.012537	15.712292	12.13%	68,623
2011	14.267718	14.012537	-1.79%	81,369
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	66.449828	69.069968	3.94%	31,204
2019	56.489487	66.449828	17.63%	36,581
2018	68.817277	56.489487	-17.91%	39,281
2017	63.830511	68.817277	7.81%	45,987
2016	51.274287	63.830511	24.49%	56,608
2015	55.194925	51.274287	-7.10%	58,564
2014	52.173387	55.194925	5.79%	72,437
2013	37.592542	52.173387	38.79%	87,819
2012	31.575230	37.592542	19.06%	99,154
2011	33.647927	31.575230	-6.16%	118,426
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	60.374388	73.221125	21.28%	25,880
2019	48.609364	60.374388	24.20%	27,820
2018	56.289865	48.609364	-13.64%	32,377
2017	50.175440	56.289865	12.19%	37,797
2016	41.322687	50.175440	21.42%	41,950
2015	42.498375	41.322687	-2.77%	48,423
2014	42.645168	42.498375	-0.34%	57,212
2013	30.616746	42.645168	39.29%	77,001
2012	26.816500	30.616746	14.17%	94,921
2011	28.724632	26.816500	-6.64%	112,213
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.712116	24.370573	12.24%	86,729
2019	17.150306	21.712116	26.60%	92,213
2018	18.219206	17.150306	-5.87%	99,996
2017	14.761635	18.219206	23.42%	119,560
2016	13.144900	14.761635	12.30%	139,360
2015	13.442964	13.144900	-2.22%	153,506
2014	12.757430	13.442964	5.37%	187,419
2013	8.973594	12.757430	42.17%	222,901
2012	7.763025	8.973594	15.59%	289,175
2011	8.885547	7.763025	-12.63%	333,383

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.159469	18.114221	12.10%	0
2019	12.762838	16.159469	26.61%	0
2018	13.592804	12.762838	-6.11%	1,443
2017	11.021558	13.592804	23.33%	1,443
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.470283	25.179508	12.06%	5,302
2019	18.039950	22.470283	24.56%	5,398
2018	19.372819	18.039950	-6.88%	5,493
2017	16.521504	19.372819	17.26%	8,982
2016	15.178372	16.521504	8.85%	9,711
2015	15.404841	15.178372	-1.47%	11,703
2014	14.090130	15.404841	9.33%	14,979
2013	10.271939	14.090130	37.17%	27,696
2012	9.320014	10.271939	10.21%	22,824
2011	9.737863	9.320014	-4.29%	23,746
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.698765	17.488127	-6.47%	127,673
2019	14.472801	18.698765	29.20%	143,697
2018	15.239895	14.472801	-5.03%	158,221
2017	14.476179	15.239895	5.28%	178,528
2016	13.641677	14.476179	6.12%	217,966
2015	14.581577	13.641677	-6.45%	241,625
2014	11.445229	14.581577	27.40%	290,661
2013	11.236208	11.445229	1.86%	314,840
2012	9.817385	11.236208	14.45%	386,075
2011	9.325162	9.817385	5.28%	420,263
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.308372	33.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.960197	24.417772	16.50%	26,038
2019	16.206131	20.960197	29.33%	66,624
2018	17.235668	16.206131	-5.97%	62,092
2017	14.382933	17.235668	19.83%	69,102
2016	13.061331	14.382933	10.12%	50,634
2015	13.089868	13.061331	-0.22%	46,070
2014	11.710717	13.089868	11.78%	31,639
2013*	10.000000	11.710717	17.11%	13,055

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.947917	11.128490	1.65%	23,697
2019	10.640381	10.947917	2.89%	43,011
2018	10.677261	10.640381	-0.35%	27,215
2017	10.633224	10.677261	0.41%	20,594
2016	10.495092	10.633224	1.32%	22,233
2015	10.653524	10.495092	-1.49%	28,963
2014	10.724502	10.653524	-0.66%	28,275
2013	10.837845	10.724502	-1.05%	29,578
2012	10.591062	10.837845	2.33%	46,444
2011	10.576649	10.591062	0.14%	59,906
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.849018	21.052219	17.95%	5,279
2019	14.449950	17.849018	23.52%	9,876
2018	16.489473	14.449950	-12.37%	11,726
2017	14.609064	16.489473	12.87%	11,958
2016	12.226748	14.609064	19.48%	11,923
2015	13.003827	12.226748	-5.98%	7,587
2014	12.582420	13.003827	3.35%	5,061
2013*	10.000000	12.582420	25.82%	504
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.419910	38.839865	59.05%	78,895
2019	17.998710	24.419910	35.68%	95,123
2018	19.548593	17.998710	-7.93%	111,964
2017	15.481211	19.548593	26.27%	129,180
2016	14.709770	15.481211	5.24%	143,238
2015	14.908488	14.709770	-1.33%	162,992
2014	14.496976	14.908488	2.84%	198,014
2013	10.554944	14.496976	37.35%	237,397
2012	9.292992	10.554944	13.58%	283,071
2011	9.816061	9.292992	-5.33%	328,727
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.695244	20.294715	38.10%	4,501
2019	11.221363	14.695244	30.96%	4,911
2018	12.149428	11.221363	-7.64%	4,556
2017	9.866797	12.149428	23.13%	4,428
2016	9.582475	9.866797	2.97%	4,537
2015*	10.000000	9.582475	-4.18%	4,593

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.928374	11.176237	2.27%	71,547
2019	10.662415	10.928374	2.49%	85,870
2018	10.678116	10.662415	-0.15%	94,145
2017	10.706581	10.678116	-0.27%	147,927
2016	10.700342	10.706581	0.06%	150,948
2015	10.804979	10.700342	-0.97%	154,669
2014	10.864411	10.804979	-0.55%	132,741
2013	10.923435	10.864411	-0.54%	134,777
2012	10.564320	10.923435	3.40%	170,952
2011	10.656107	10.564320	-0.86%	184,488
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.486746	36.031495	18.19%	6,115
2019	24.499661	30.486746	24.44%	6,309
2018	26.291712	24.499661	-6.82%	6,818
2017	22.457876	26.291712	17.07%	7,132
2016	20.679053	22.457876	8.60%	7,273
2015	21.017073	20.679053	-1.61%	7,703
2014	19.261839	21.017073	9.11%	9,175
2013	14.160896	19.261839	36.02%	10,118
2012	12.908706	14.160896	9.70%	6,102
2011	13.473620	12.908706	-4.19%	9,297
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.114771	12.922460	6.67%	7,057
2019	10.967710	12.114771	10.46%	9,824
2018	11.735218	10.967710	-6.54%	8,402
2017	10.470564	11.735218	12.08%	8,578
2016	9.381376	10.470564	11.61%	8,603
2015	10.450730	9.381376	-10.23%	8,675
2014	10.524441	10.450730	-0.70%	10,872
2013	10.635249	10.524441	-1.04%	18,170
2012*	10.000000	10.635249	6.35%	20,463
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.135821	12.785585	5.35%	3,962
2019	10.708015	12.135821	13.33%	4,066
2018	11.382528	10.708015	-5.93%	6,444
2017	10.488767	11.382528	8.52%	6,259
2016	9.372107	10.488767	11.91%	3,853
2015	9.710823	9.372107	-3.49%	2,360
2014*	10.000000	9.710823	-2.89%	1,783

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.296846	13.451471	9.39%	1,479
2019	11.635048	12.296846	5.69%	1,479
2018	12.271013	11.635048	-5.18%	1,479
2017	11.210014	12.271013	9.46%	1,791
2016	11.020101	11.210014	1.72%	3,686
2015	12.010066	11.020101	-8.24%	3,130
2014	12.113330	12.010066	-0.85%	9,072
2013	13.115558	12.113330	-7.64%	7,815
2012	12.608799	13.115558	4.02%	13,975
2011	11.764923	12.608799	7.17%	24,912
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.807049	12.008521	1.71%	68,760
2019	11.493435	11.807049	2.73%	73,687
2018	11.600379	11.493435	-0.92%	78,291
2017	11.589833	11.600379	0.09%	58,944
2016	11.573261	11.589833	0.14%	84,258
2015	11.683511	11.573261	-0.94%	85,570
2014	11.731651	11.683511	-0.41%	107,141
2013	11.895761	11.731651	-1.38%	124,891
2012	11.380137	11.895761	4.53%	145,717
2011	11.397306	11.380137	-0.15%	136,253
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.683318	16.214974	10.43%	0
2019	13.698645	14.683318	7.19%	0
2018	14.172530	13.698645	-3.34%	0
2017	13.830486	14.172530	2.47%	0
2016	13.301043	13.830486	3.98%	0
2015	13.829839	13.301043	-3.82%	0
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.421282	10.521932	0.97%	22,915
2019	10.265731	10.421282	1.52%	30,436
2018	10.239689	10.265731	0.25%	25,411
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.990840	18.246359	7.39%	0
2019	15.863149	16.990840	7.11%	0
2018	16.135151	15.863149	-1.69%	0
2017	15.556726	16.135151	3.72%	0
2016	15.325610	15.556726	1.51%	0
2015	15.436680	15.325610	-0.72%	0
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.834983	12.696924	7.28%	44,741
2019	11.060480	11.834983	7.00%	35,314
2018	11.261373	11.060480	-1.78%	33,633
2017	10.868481	11.261373	3.61%	53,482
2016	10.717682	10.868481	1.41%	67,691
2015	10.806099	10.717682	-0.82%	78,467
2014	10.494450	10.806099	2.97%	86,337
2013	10.839073	10.494450	-3.18%	122,442
2012	10.014102	10.839073	8.24%	128,575
2011*	10.000000	10.014102	0.14%	49,951
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.183400	13.499966	10.81%	0
2019	9.848053	12.183400	23.71%	0
2018	12.317641	9.848053	-20.05%	0
2017	9.843962	12.317641	25.13%	0
2016*	10.000000	9.843962	-1.56%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.517494	35.17%	2,333
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.915556	29.16%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.181667	18.577795	22.37%	0
2019	12.846660	15.181667	18.18%	0
2018	14.289490	12.846660	-10.10%	0
2017	13.742713	14.289490	3.98%	0
2016	11.613018	13.742713	18.34%	0
2015	13.420009	11.613018	-13.46%	0
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.054772	57.572019	27.78%	23,000
2019	35.434142	45.054772	27.15%	28,463
2018	35.543945	35.434142	-0.31%	37,633
2017	28.243797	35.543945	25.85%	22,502
2016	32.000556	28.243797	-11.74%	37,350
2015	28.783452	32.000556	11.18%	45,946
2014	22.189717	28.783452	29.72%	113,310
2013	14.914208	22.189717	48.78%	107,340
2012	11.517684	14.914208	29.49%	31,146
2011	10.555188	11.517684	9.12%	16,158
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	71.986651	83.433338	15.90%	2,533
2019	55.762933	71.986651	29.09%	3,045
2018	73.732560	55.762933	-24.37%	4,149
2017	49.384451	73.732560	49.30%	4,459
2016	49.906200	49.384451	-1.05%	5,474
2015	58.700542	49.906200	-14.98%	5,433
2014	59.630860	58.700542	-1.56%	8,869
2013	53.851472	59.630860	10.73%	8,839
2012	41.969100	53.851472	28.31%	17,445
2011	57.171559	41.969100	-26.59%	4,925
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.897768	6.927582	17.46%	14,202
2019	5.348808	5.897768	10.26%	14,513
2018	7.560210	5.348808	-29.25%	13,923
2017	7.801719	7.560210	-3.10%	14,284
2016	5.503148	7.801719	41.77%	204,468
2015	8.387716	5.503148	-34.39%	17,151
2014	10.520797	8.387716	-20.27%	16,218
2013	9.649712	10.520797	9.03%	7,365
2012*	10.000000	9.649712	-3.50%	14,624
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	28.785040	33.892164	17.74%	1,941
2019	26.030422	28.785040	10.58%	1,967
2018	36.717983	26.030422	-29.11%	4,829
2017	37.785602	36.717983	-2.83%	4,979
2016	26.597958	37.785602	42.06%	6,377
2015	40.430567	26.597958	-34.21%	11,419
2014	50.560079	40.430567	-20.03%	13,178
2013	46.273824	50.560079	9.26%	15,916
2012	45.280208	46.273824	2.19%	19,247
2011	54.825340	45.280208	-17.41%	3,584
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.805477	10.515723	-2.68%	725
2019*	10.000000	10.805477	8.05%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.378036	58.298944	55.97%	3,022
2019	30.291687	37.378036	23.39%	10,705
2018	30.250085	30.291687	0.14%	28,202
2017	24.313864	30.250085	24.41%	9,635
2016	22.827570	24.313864	6.51%	3,475
2015	23.778571	22.827570	-4.00%	7,880
2014	24.515532	23.778571	-3.01%	32,624
2013	16.508394	24.515532	48.50%	8,238
2012	15.482265	16.508394	6.63%	9,811
2011	16.416634	15.482265	-5.69%	10,906

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.563919	14.052544	3.60%	36
2019	11.913027	13.563919	13.86%	36
2018	13.014769	11.913027	-8.47%	36
2017	11.522090	13.014769	12.95%	36
2016	11.281899	11.522090	2.13%	36
2015	11.569328	11.281899	-2.48%	0
2014	11.237121	11.569328	2.96%	6,435
2013	10.161069	11.237121	10.59%	0
2012*	10.000000	10.161069	1.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.843393	8.930451	0.98%	0
2019	7.664038	8.843393	15.39%	0
2018*	10.000000	7.664038	-23.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.481871	21.872116	1.82%	3,803
2019	18.133756	21.481871	18.46%	6,459
2018	21.669730	18.133756	-16.32%	6,026
2017	19.434820	21.669730	11.50%	8,863
2016	15.762343	19.434820	23.30%	13,318
2015	16.917054	15.762343	-6.83%	10,703
2014	15.716509	16.917054	7.64%	13,985
2013	11.557598	15.716509	35.98%	20,968
2012	9.874545	11.557598	17.04%	13,847
2011	10.937267	9.874545	-9.72%	19,080
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.580743	15.782184	8.24%	29,221
2019	13.551427	14.580743	7.60%	31,786
2018	14.114779	13.551427	-3.99%	40,423
2017	13.779793	14.114779	2.43%	39,884
2016	13.360512	13.779793	3.14%	43,975
2015	13.864996	13.360512	-3.64%	51,301
2014	13.585119	13.864996	2.06%	69,574
2013	15.024082	13.585119	-9.58%	95,487
2012	14.161086	15.024082	6.09%	133,675
2011	12.826176	14.161086	10.41%	144,167
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.957959	35.303008	10.47%	79,709
2019	26.096212	31.957959	22.46%	88,062
2018	28.362790	26.096212	-7.99%	95,718
2017	23.825352	28.362790	19.04%	101,171
2016	21.248827	23.825352	12.13%	106,603
2015	22.787737	21.248827	-6.75%	123,689
2014	20.501156	22.787737	11.15%	143,198
2013	15.277461	20.501156	34.19%	149,678
2012	13.476424	15.277461	13.36%	169,196
2011	13.228101	13.476424	1.88%	190,999

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.838528	27.160472	24.37%	0
2019	17.211990	21.838528	26.88%	0
2018	20.550221	17.211990	-16.24%	0
2017	15.852132	20.550221	29.64%	0
2016	16.977658	15.852132	-6.63%	0
2015	17.054562	16.977658	-0.45%	0
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.859339	28.858176	0.00%	12,645
2019	22.616935	28.859339	27.60%	21,462
2018	26.264474	22.616935	-13.89%	24,619
2017	23.799411	26.264474	10.36%	31,289
2016	19.606568	23.799411	21.38%	34,142
2015	20.133170	19.606568	-2.62%	24,767
2014	17.503134	20.133170	15.03%	28,671
2013	13.615345	17.503134	28.55%	28,744
2012	11.846752	13.615345	14.93%	31,414
2011	12.074087	11.846752	-1.88%	32,906
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.800217	44.695112	-0.23%	0
2019	35.694590	44.800217	25.51%	0
2018	39.769785	35.694590	-10.25%	0
2017	37.013681	39.769785	7.45%	0
2016	31.093932	37.013681	19.04%	0
2015	32.743433	31.093932	-5.04%	0
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.067247	30.67%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.846777	12.525373	5.73%	8,506
2019	10.439158	11.846777	13.48%	9,406
2018	10.880946	10.439158	-4.06%	6,372
2017	10.284734	10.880946	5.80%	6,237
2016	9.226563	10.284734	11.47%	5,834
2015*	10.000000	9.226563	-7.73%	578

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.702113	11.477017	7.24%	4,861
2019	9.924307	10.702113	7.84%	806
2018	10.118513	9.924307	-1.92%	820
2017	9.922924	10.118513	1.97%	1,106
2016	9.802068	9.922924	1.23%	980
2015*	10.000000	9.802068	-1.98%	416
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.858794	15.204635	2.33%	9,157
2019	11.799107	14.858794	25.93%	15,445
2018	12.899909	11.799107	-8.53%	16,462
2017	11.207905	12.899909	15.10%	19,402
2016	9.774027	11.207905	14.67%	10,205
2015*	10.000000	9.774027	-2.26%	2,535
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.468923	22.026106	19.26%	39,974
2019	15.874636	18.468923	16.34%	47,378
2018	17.386193	15.874636	-8.69%	63,233
2017	15.475366	17.386193	12.35%	88,484
2016	15.088680	15.475366	2.56%	87,444
2015	15.426362	15.088680	-2.19%	97,517
2014	15.317744	15.426362	0.71%	115,101
2013	13.550365	15.317744	13.04%	113,770
2012	12.472250	13.550365	8.64%	121,490
2011	13.100288	12.472250	-4.79%	134,986
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.393306	14.270759	6.55%	2,639
2019	11.310291	13.393306	18.42%	2,644
2018	13.578297	11.310291	-16.70%	6,396
2017	11.946022	13.578297	13.66%	6,347
2016	10.495243	11.946022	13.82%	6,390
2015	10.896909	10.495243	-3.69%	3,608
2014*	10.000000	10.896909	8.97%	213
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.467216	39.862192	9.31%	36,159
2019	30.201535	36.467216	20.75%	45,874
2018	33.584846	30.201535	-10.07%	48,751
2017	30.240763	33.584846	11.06%	50,551
2016	24.344043	30.240763	24.22%	59,821
2015	25.227398	24.344043	-3.50%	63,766
2014	24.289802	25.227398	3.86%	69,182
2013	17.471304	24.289802	39.03%	76,770
2012	15.278847	17.471304	14.35%	87,204
2011	15.377498	15.278847	-0.64%	94,771

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.785930	41.723572	16.59%	397,306
2019	27.610513	35.785930	29.61%	438,040
2018	29.306188	27.610513	-5.79%	483,896
2017	24.404497	29.306188	20.09%	532,846
2016	22.111501	24.404497	10.37%	581,303
2015	22.134999	22.111501	-0.11%	642,268
2014	19.752217	22.134999	12.06%	721,480
2013	15.142300	19.752217	30.44%	786,356
2012	13.242551	15.142300	14.35%	849,915
2011	13.156042	13.242551	0.66%	940,038
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.242749	34.640995	22.65%	124,337
2019	21.275706	28.242749	32.75%	127,748
2018	22.527206	21.275706	-5.56%	133,611
2017	19.768751	22.527206	13.95%	151,163
2016	18.127744	19.768751	9.05%	165,261
2015	18.953434	18.127744	-4.36%	177,519
2014	16.908935	18.953434	12.09%	191,755
2013	12.739110	16.908935	32.73%	205,838
2012	11.515259	12.739110	10.63%	221,570
2011	11.550728	11.515259	-0.31%	239,353
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	35.013514	42.788395	22.21%	60,170
2019	26.039309	35.013514	34.46%	64,301
2018	28.296283	26.039309	-7.98%	70,871
2017	22.491469	28.296283	25.81%	81,583
2016	21.096440	22.491469	6.61%	93,353
2015	21.893100	21.096440	-3.64%	111,677
2014	20.500202	21.893100	6.79%	126,009
2013	17.133379	20.500202	19.65%	139,958
2012	15.703984	17.133379	9.10%	149,369
2011	14.580318	15.703984	7.71%	149,268
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	22.579544	26.746383	18.45%	0
2019	18.766698	22.579544	20.32%	0
2018	23.474215	18.766698	-20.05%	0
2017	19.055561	23.474215	23.19%	0
2016	16.474050	19.055561	15.67%	0
2015	17.062639	16.474050	-3.45%	0
2014	16.998867	17.062639	0.38%	0
2013	11.582219	16.998867	46.77%	0
2012	9.723670	11.582219	19.11%	0
2011	11.423202	9.723670	-14.88%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.152544	11.713635	5.03%	1,783
2019	9.687396	11.152544	15.12%	1,261
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	422
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.482863	16.897077	-3.35%	8,017
2019	13.854748	17.482863	26.19%	6,701
2018	16.884989	13.854748	-17.95%	6,262
2017	15.291526	16.884989	10.42%	8,637
2016	11.806570	15.291526	29.52%	11,145
2015	12.775566	11.806570	-7.58%	4,577
2014	12.242868	12.775566	4.35%	4,013
2013*	10.000000	12.242868	22.43%	1,585
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.146718	11.233128	0.78%	14,197
2019	10.536266	11.146718	5.79%	27,238
2018	10.674117	10.536266	-1.29%	36,549
2017	10.443876	10.674117	2.20%	20,054
2016	9.702417	10.443876	7.64%	13,880
2015	9.918673	9.702417	-2.18%	6,338
2014*	10.000000	9.918673	-0.81%	6,433
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.207316	21.585822	6.82%	135,157
2019	18.687945	20.207316	8.13%	146,369
2018	19.028998	18.687945	-1.79%	157,783
2017	18.512428	19.028998	2.79%	183,495
2016	18.046529	18.512428	2.58%	205,812
2015	18.310304	18.046529	-1.44%	229,704
2014	17.855420	18.310304	2.55%	247,300
2013	17.887155	17.855420	-0.18%	267,894
2012	16.500735	17.887155	8.40%	313,857
2011	16.329532	16.500735	1.05%	324,390
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.531396	13.617901	29.31%	2,042
2019	8.250651	10.531396	27.64%	3,512
2018*	10.000000	8.250651	-17.49%	3,265

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.806358	19.772909	11.04%	5,490
2019	15.536865	17.806358	14.61%	5,362
2018	16.399734	15.536865	-5.26%	5,441
2017	14.689967	16.399734	11.64%	3,967
2016	14.122582	14.689967	4.02%	4,293
2015	14.338825	14.122582	-1.51%	9,729
2014	13.908050	14.338825	3.10%	12,812
2013	12.414356	13.908050	12.03%	22,359
2012	11.250785	12.414356	10.34%	17,125
2011	11.419590	11.250785	-1.48%	18,504
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.572359	21.086483	13.54%	26,704
2019	15.663777	18.572359	18.57%	55,435
2018	16.863023	15.663777	-7.11%	56,566
2017	14.653670	16.863023	15.08%	54,369
2016	13.986047	14.653670	4.77%	55,152
2015	14.207983	13.986047	-1.56%	40,185
2014	13.739696	14.207983	3.41%	42,044
2013	11.993074	13.739696	14.56%	64,423
2012	10.724695	11.993074	11.83%	94,292
2011	10.978165	10.724695	-2.31%	89,014
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.930208	22.990708	15.36%	42,168
2019	16.219032	19.930208	22.88%	24,390
2018	17.822344	16.219032	-9.00%	26,625
2017	14.930097	17.822344	19.37%	37,395
2016	14.185988	14.930097	5.25%	62,196
2015	14.406679	14.185988	-1.53%	47,888
2014	13.905654	14.406679	3.60%	51,525
2013	11.584251	13.905654	20.04%	37,652
2012	10.153311	11.584251	14.09%	44,061
2011	10.561122	10.153311	-3.86%	44,582
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.868851	16.734396	20.66%	38,351
2019	11.309899	13.868851	22.63%	25,874
2018	11.980067	11.309899	-5.59%	22,211
2017	10.442266	11.980067	14.73%	5,728
2016*	10.000000	10.442266	4.42%	490

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	50.148001	64.623743	28.87%	0
2019	38.613406	50.148001	29.87%	0
2018	41.796465	38.613406	-7.62%	0
2017	34.741847	41.796465	20.31%	0
2016	32.584598	34.741847	6.62%	0
2015	32.797407	32.584598	-0.65%	0
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.018059	14.177122	28.67%	2,637
2019*	10.000000	11.018059	10.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.557937	5.674946	-33.69%	55,215
2019	7.887049	8.557937	8.51%	57,091
2018	10.611677	7.887049	-25.68%	60,861
2017	11.046784	10.611677	-3.94%	66,520
2016	8.374559	11.046784	31.91%	121,295
2015	10.695765	8.374559	-21.70%	99,635
2014	12.410031	10.695765	-13.81%	92,327
2013	10.117745	12.410031	22.66%	89,719
2012	9.777986	10.117745	3.47%	107,923
2011	10.439308	9.777986	-6.33%	137,395
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.659429	34.379634	5.27%	225,655
2019	25.962018	32.659429	25.80%	254,631
2018	28.689127	25.962018	-9.51%	279,906
2017	25.740630	28.689127	11.45%	317,783
2016	22.096499	25.740630	16.49%	358,451
2015	23.318282	22.096499	-5.24%	409,785
2014	21.723175	23.318282	7.34%	453,307
2013	17.175680	21.723175	26.48%	513,576
2012	14.834974	17.175680	15.78%	562,165
2011	14.886926	14.834974	-0.35%	624,367
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.924760	15.865454	6.30%	2,211
2019	11.648662	14.924760	28.12%	2,784
2018	12.984545	11.648662	-10.29%	4,697
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	21

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	37.315816	62.121601	66.48%	0
2019	26.844038	37.315816	39.01%	0
2018	24.185957	26.844038	10.99%	0
2017	18.213328	24.185957	32.79%	0
2016	18.388525	18.213328	-0.95%	0
2015	17.644677	18.388525	4.22%	0
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.437328	56.011145	42.03%	249,534
2019	29.747266	39.437328	32.57%	277,010
2018	30.193743	29.747266	-1.48%	309,767
2017	22.636098	30.193743	33.39%	336,863
2016	22.747946	22.636098	-0.49%	358,616
2015	21.507384	22.747946	5.77%	409,384
2014	19.578164	21.507384	9.85%	460,474
2013	14.548704	19.578164	34.57%	505,646
2012	12.855879	14.548704	13.17%	561,237
2011	12.993343	12.855879	-1.06%	617,269
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	20.343406	20.631691	1.42%	75,414
2019	17.917223	20.343406	13.54%	77,543
2018	18.813424	17.917223	-4.76%	74,730
2017	17.783794	18.813424	5.79%	102,577
2016	15.737377	17.783794	13.00%	117,964
2015	16.550114	15.737377	-4.91%	130,628
2014	16.573026	16.550114	-0.14%	54,387
2013	15.843684	16.573026	4.60%	61,886
2012	14.043042	15.843684	12.82%	75,119
2011	13.676299	14.043042	2.68%	90,319
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.140005	17.422188	7.94%	51,242
2019	14.907718	16.140005	8.27%	57,818
2018	15.185784	14.907718	-1.83%	52,164
2017	14.756129	15.185784	2.91%	47,058
2016	14.274250	14.756129	3.38%	64,021
2015	14.550316	14.274250	-1.90%	72,965
2014	13.925749	14.550316	4.48%	98,575
2013	14.366349	13.925749	-3.07%	117,097
2012	13.748136	14.366349	4.50%	166,309
2011	12.979067	13.748136	5.93%	192,717

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.049013	25.714130	16.62%	57,979
2019	18.092537	22.049013	21.87%	66,026
2018	21.454404	18.092537	-15.67%	78,813
2017	17.989696	21.454404	19.26%	88,955
2016	16.240435	17.989696	10.77%	86,070
2015	16.687983	16.240435	-2.68%	101,997
2014	15.905133	16.687983	4.92%	116,820
2013	11.831501	15.905133	34.43%	132,183
2012	10.436160	11.831501	13.37%	161,012
2011	11.830540	10.436160	-11.79%	181,360
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.512999	25.689211	14.11%	59,384
2019	17.847378	22.512999	26.14%	64,797
2018	21.224658	17.847378	-15.91%	72,718
2017	16.511227	21.224658	28.55%	76,641
2016	17.613290	16.511227	-6.26%	82,110
2015	17.225959	17.613290	2.25%	91,528
2014	18.984497	17.225959	-9.26%	11,428
2013	14.738062	18.984497	28.81%	15,231
2012	12.375401	14.738062	19.09%	16,615
2011	15.132512	12.375401	-18.22%	18,610
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.458468	10.552199	-7.91%	1,477
2019	9.432865	11.458468	21.47%	3,908
2018	10.206939	9.432865	-7.58%	3,286
2017*	10.000000	10.206939	2.07%	2,337
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.221746	32.301224	6.88%	20,352
2019	22.777929	30.221746	32.68%	19,864
2018	27.889770	22.777929	-18.33%	22,100
2017	23.678745	27.889770	17.78%	22,683
2016	21.890605	23.678745	8.17%	25,953
2015	22.854658	21.890605	-4.22%	31,615
2014	21.681259	22.854658	5.41%	38,762
2013	16.822770	21.681259	28.88%	43,341
2012	13.396840	16.822770	25.57%	50,643
2011	14.875465	13.396840	-9.94%	52,762

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.448833	17.055867	10.40%	2,658
2019	13.045703	15.448833	18.42%	3,079
2018	14.615235	13.045703	-10.74%	10,023
2017	13.209891	14.615235	10.64%	12,392
2016	11.812893	13.209891	11.83%	16,168
2015	12.748465	11.812893	-7.34%	16,064
2014	12.545987	12.748465	1.61%	22,657
2013	10.259562	12.545987	22.29%	8,884
2012	9.003906	10.259562	13.95%	5,108
2011	9.255758	9.003906	-2.72%	15,159
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.820895	18.724041	-0.51%	49,493
2019	16.413647	18.820895	14.67%	77,507
2018	17.361353	16.413647	-5.46%	85,614
2017	16.021825	17.361353	8.36%	99,515
2016	14.221543	16.021825	12.66%	103,360
2015	15.486773	14.221543	-8.17%	120,969
2014	14.983267	15.486773	3.36%	153,878
2013	13.309689	14.983267	12.57%	144,050
2012	11.958652	13.309689	11.30%	131,429
2011	11.821730	11.958652	1.16%	130,014
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.567203	22.414070	3.93%	19,711
2019	17.276987	21.567203	24.83%	26,456
2018	20.072723	17.276987	-13.93%	28,896
2017	18.360157	20.072723	9.33%	32,001
2016	14.273637	18.360157	28.63%	42,660
2015	15.599338	14.273637	-8.50%	52,171
2014	15.699158	15.599338	-0.64%	60,122
2013	11.663216	15.699158	34.60%	68,245
2012	9.971622	11.663216	16.96%	75,089
2011	10.486815	9.971622	-4.91%	92,244
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.453723	14.418639	15.78%	8,251
2019	9.948927	12.453723	25.18%	13,068
2018	11.959500	9.948927	-16.81%	14,407
2017	8.620749	11.959500	38.73%	19,613
2016	7.429355	8.620749	16.04%	12,420
2015	9.353141	7.429355	-20.57%	15,019
2014*	10.000000	9.353141	-6.47%	21,491

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.433169	18.045175	-2.10%	0
2019	16.534479	18.433169	11.48%	0
2018	19.752466	16.534479	-16.29%	0
2017	17.083965	19.752466	15.62%	0
2016	16.086070	17.083965	6.20%	0
2015	17.377700	16.086070	-7.43%	0
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.076591	8.863827	-2.34%	11,682
2019	8.163970	9.076591	11.18%	18,466
2018	9.772825	8.163970	-16.46%	18,856
2017	8.476242	9.772825	15.30%	19,611
2016	8.004571	8.476242	5.89%	17,829
2015	8.664341	8.004571	-7.61%	19,046
2014*	10.000000	8.664341	-13.36%	23,367
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.833637	9.202515	-6.42%	67,926
2019	9.756676	9.833637	0.79%	77,510
2018	9.688090	9.756676	0.71%	90,383
2017	9.620181	9.688090	0.71%	93,289
2016	9.458763	9.620181	1.71%	99,862
2015	10.004307	9.458763	-5.45%	115,486
2014*	10.000000	10.004307	0.04%	136,927
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.208801	13.587116	2.86%	0
2019	11.943583	13.208801	10.59%	0
2018	12.637391	11.943583	-5.49%	0
2017	11.307820	12.637391	11.76%	0
2016	10.969009	11.307820	3.09%	373
2015	11.787966	10.969009	-6.95%	373
2014	11.478269	11.787966	2.70%	373
2013	10.229842	11.478269	12.20%	0
2012*	10.000000	10.229842	2.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.119573	10.669957	5.44%	0
2019	9.412157	10.119573	7.52%	0
2018*	10.000000	9.412157	-5.88%	624

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.110511	10.727205	6.10%	4,737
2019	9.744790	10.110511	3.75%	6,454
2018	10.391108	9.744790	-6.22%	5,841
2017	10.144206	10.391108	2.43%	5,985
2016	10.316974	10.144206	-1.67%	5,204
2015	10.252727	10.316974	0.63%	3,490
2014	9.915253	10.252727	3.40%	4,474
2013*	10.000000	9.915253	-0.85%	1,671
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.953792	16.810515	5.37%	0
2019	13.300998	15.953792	19.94%	0
2018	14.661128	13.300998	-9.28%	0
2017	12.896730	14.661128	13.68%	0
2016	11.825896	12.896730	9.05%	0
2015	12.049802	11.825896	-1.86%	0
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	23.146938	30.211495	30.52%	0
2019	17.654508	23.146938	31.11%	0
2018	19.236384	17.654508	-8.22%	0
2017	15.616811	19.236384	23.18%	0
2016	14.547198	15.616811	7.35%	0
2015	14.735588	14.547198	-1.28%	0
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.677031	21.887918	11.24%	0
2019	16.581541	19.677031	18.67%	0
2018	17.803844	16.581541	-6.87%	0
2017	15.753027	17.803844	13.02%	0
2016	14.760786	15.753027	6.72%	0
2015	14.924072	14.760786	-1.09%	0
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.499691	22.646688	0.65%	0
2019	18.403998	22.499691	22.25%	0
2018	20.843378	18.403998	-11.70%	0
2017	18.380144	20.843378	13.40%	0
2016	15.159365	18.380144	21.25%	0
2015	16.100312	15.159365	-5.84%	0
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.935398	21.644180	3.39%	0
2019	18.968452	20.935398	10.37%	0
2018	20.025528	18.968452	-5.28%	0
2017	19.078786	20.025528	4.96%	0
2016	16.431348	19.078786	16.11%	0
2015	17.315297	16.431348	-5.11%	0
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	24.008776	23.490467	-2.16%	0
2019	19.824455	24.008776	21.11%	0
2018	22.976595	19.824455	-13.72%	0
2017	22.425533	22.976595	2.46%	0
2016	17.927386	22.425533	25.09%	0
2015	19.431136	17.927386	-7.74%	0
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.533478	25.281680	3.05%	0
2019	19.598511	24.533478	25.18%	0
2018	22.795556	19.598511	-14.02%	0
2017	20.290169	22.795556	12.35%	0
2016	16.201374	20.290169	25.24%	0
2015	17.593438	16.201374	-7.91%	0
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.548534	29.367634	30.24%	0
2019	18.159017	22.548534	24.17%	0
2018	20.492591	18.159017	-11.39%	0
2017	16.947750	20.492591	20.92%	0
2016	15.118769	16.947750	12.10%	0
2015	15.503067	15.118769	-2.48%	0
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.625617	34.907038	36.22%	0
2019	19.367169	25.625617	32.31%	0
2018	20.343062	19.367169	-4.80%	0
2017	15.825017	20.343062	28.55%	0
2016	14.731943	15.825017	7.42%	0
2015	14.134821	14.731943	4.22%	0
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.340965	34.234815	40.65%	0
2019	18.014989	24.340965	35.12%	0
2018	18.920773	18.014989	-4.79%	0
2017	15.038189	18.920773	25.82%	0
2016	14.882828	15.038189	1.04%	0
2015	14.345364	14.882828	3.75%	0
2014	13.389561	14.345364	7.14%	0
2013	9.670629	13.389561	38.46%	0
2012*	10.000000	9.670629	-3.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.873822	33.493479	40.29%	3,099
2019	17.711937	23.873822	34.79%	1,784
2018	18.653970	17.711937	-5.05%	2,593
2017	14.862857	18.653970	25.51%	1,440
2016	14.745481	14.862857	0.80%	1,224
2015	14.247788	14.745481	3.49%	1,436
2014	13.331810	14.247788	6.87%	2,711
2013	9.652441	13.331810	38.12%	3,603
2012*	10.000000	9.652441	-3.48%	1,972

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.917173	52.518552	34.95%	0
2019	28.921438	38.917173	34.56%	0
2018	31.053821	28.921438	-6.87%	0
2017	24.780451	31.053821	25.32%	0
2016	25.645438	24.780451	-3.37%	0
2015	25.068618	25.645438	2.30%	0
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	26.122976	29.384289	12.48%	0
2019	20.501984	26.122976	27.42%	0
2018	22.904394	20.501984	-10.49%	0
2017	20.483154	22.904394	11.82%	0
2016	18.801492	20.483154	8.94%	0
2015	20.195144	18.801492	-6.90%	0
2014	18.900739	20.195144	6.85%	0
2013	14.801056	18.900739	27.70%	0
2012	13.155039	14.801056	12.51%	0
2011	13.322908	13.155039	-1.26%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	40.349679	56.086454	39.00%	127,354
2019	29.304541	40.349679	37.69%	133,878
2018	31.583651	29.304541	-7.22%	152,248
2017	24.820000	31.583651	27.25%	168,125
2016	24.547611	24.820000	1.11%	184,956
2015	23.306126	24.547611	5.33%	209,886
2014	22.299357	23.306126	4.51%	229,401
2013	16.597563	22.299357	34.35%	258,724
2012	14.426823	16.597563	15.05%	301,920
2011	14.443430	14.426823	-0.11%	348,037
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.672289	46.72%	4,345
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.332336	18.828587	8.63%	0
2019	14.574640	17.332336	18.92%	0
2018	16.302112	14.574640	-10.60%	0
2017	14.860267	16.302112	9.70%	0
2016	13.064289	14.860267	13.75%	0
2015	13.533398	13.064289	-3.47%	0
2014	12.562785	13.533398	7.73%	0
2013	10.157394	12.562785	23.68%	0
2012	9.132525	10.157394	11.22%	0
2011*	10.000000	9.132525	-8.67%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.864665	36.400203	26.11%	222,086
2019	22.168434	28.864665	30.21%	249,219
2018	25.845758	22.168434	-14.23%	277,335
2017	19.140728	25.845758	35.03%	307,397
2016	19.356705	19.140728	-1.12%	341,857
2015	18.848412	19.356705	2.70%	399,975
2014	18.649840	18.848412	1.06%	456,066
2013	14.827379	18.649840	25.78%	113,939
2012	12.376095	14.827379	19.81%	129,003
2011	13.658449	12.376095	-9.39%	149,012
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.303679	14.123823	-13.37%	0
2019	13.416031	16.303679	21.52%	0
2018	14.470032	13.416031	-7.28%	0
2017	12.954797	14.470032	11.70%	0
2016	12.849620	12.954797	0.82%	0
2015	13.201098	12.849620	-2.66%	0
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.237268	11.479981	2.16%	1,556
2019	10.264782	11.237268	9.47%	4,192
2018	10.868082	10.264782	-5.55%	8,252
2017	10.350488	10.868082	5.00%	5,952
2016	9.833433	10.350488	5.26%	6,590
2015	10.183059	9.833433	-3.43%	9,647
2014	10.022240	10.183059	1.60%	12,090
2013	10.157406	10.022240	-1.33%	6,102
2012*	10.000000	10.157406	1.57%	11,633
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.301183	33.135604	13.09%	0
2019	22.381963	29.301183	30.91%	0
2018	22.452197	22.381963	-0.31%	0
2017	19.619065	22.452197	14.44%	0
2016	22.427110	19.619065	-12.52%	0
2015	22.003521	22.427110	1.93%	0
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.359753	31.940813	12.63%	0
2019	22.325258	28.359753	27.03%	0
2018	26.578377	22.325258	-16.00%	0
2017	21.869690	26.578377	21.53%	0
2016	22.235001	21.869690	-1.64%	0
2015	23.045092	22.235001	-3.52%	0
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	34.556604	38.902168	12.58%	145,633
2019	26.480913	34.556604	30.50%	166,818
2018	29.099198	26.480913	-9.00%	188,466
2017	25.191776	29.099198	15.51%	218,877
2016	22.843182	25.191776	10.28%	239,286
2015	22.375891	22.843182	2.09%	261,357
2014	20.457971	22.375891	9.37%	287,085
2013	15.713605	20.457971	30.19%	317,317
2012	13.608873	15.713605	15.47%	344,666
2011	13.775808	13.608873	-1.21%	391,756
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.822915	18.106988	7.63%	925
2019	13.617727	16.822915	23.54%	925
2018	15.592761	13.617727	-12.67%	925
2017	13.764657	15.592761	13.28%	925
2016	12.310942	13.764657	11.81%	1,098
2015	13.017711	12.310942	-5.43%	191
2014	12.648421	13.017711	2.92%	191
2013	9.965432	12.648421	26.92%	826
2012*	10.000000	9.965432	-0.35%	346
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.312778	27.623204	18.49%	13,622
2019	18.657208	23.312778	24.95%	13,060
2018	21.059208	18.657208	-11.41%	14,770
2017	18.671106	21.059208	12.79%	16,075
2016	16.007412	18.671106	16.64%	20,345
2015	17.217537	16.007412	-7.03%	25,493
2014	15.568754	17.217537	10.59%	27,626
2013	11.174456	15.568754	39.32%	30,509
2012	9.586203	11.174456	16.57%	27,574
2011	9.921909	9.586203	-3.38%	28,756

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.110964	13.287553	19.59%	653
2019	8.789174	11.110964	26.42%	3,791
2018	11.058728	8.789174	-20.52%	2,070
2017	8.851793	11.058728	24.93%	1,670
2016	9.209072	8.851793	-3.88%	365
2015	9.040141	9.209072	1.87%	1,860
2014*	10.000000	9.040141	-9.60%	302
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.533055	37.728485	12.51%	20,428
2019	27.870637	33.533055	20.32%	20,643
2018	29.833714	27.870637	-6.58%	23,034
2017	25.529970	29.833714	16.86%	24,701
2016	26.520300	25.529970	-3.73%	26,306
2015	29.286860	26.520300	-9.45%	33,122
2014	31.290052	29.286860	-6.40%	40,741
2013	25.309292	31.290052	23.63%	44,309
2012	21.495425	25.309292	17.74%	46,231
2011	23.445457	21.495425	-8.32%	47,025
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.865485	32.333257	4.76%	10,002
2019	28.095712	30.865485	9.86%	11,927
2018	29.053283	28.095712	-3.30%	12,544
2017	27.564300	29.053283	5.40%	13,428
2016	24.011499	27.564300	14.80%	15,490
2015	25.994052	24.011499	-7.63%	15,210
2014	25.818009	25.994052	0.68%	24,821
2013	23.648612	25.818009	9.17%	23,309
2012	20.175574	23.648612	17.21%	12,763
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.893854	58.729733	47.21%	12,310
2019	29.272214	39.893854	36.29%	9,081
2018	29.647023	29.272214	-1.26%	8,291
2017	23.646176	29.647023	25.38%	2,962
2016	22.553302	23.646176	4.85%	2,784
2015	24.227587	22.553302	-6.91%	3,412
2014	22.732884	24.227587	6.58%	3,276
2013	17.707638	22.732884	28.38%	3,084
2012	15.783008	17.707638	12.19%	495
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.634191	11.583655	8.93%	17,457
2019	9.849545	10.634191	7.97%	9,878
2018	10.099758	9.849545	-2.48%	9,868
2017	9.890484	10.099758	2.12%	10,127
2016	9.792716	9.890484	1.00%	6,146
2015*	10.000000	9.792716	-2.07%	2,262

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.632647	40.705552	37.37%	287,085
2019	21.916010	29.632647	35.21%	311,526
2018	21.808836	21.916010	0.49%	348,028
2017	16.979697	21.808836	28.44%	386,487
2016	16.857910	16.979697	0.72%	415,556
2015	15.243046	16.857910	10.59%	470,728
2014	14.223755	15.243046	7.17%	510,953
2013	10.999236	14.223755	29.32%	569,500
2012	8.988590	10.999236	22.37%	647,924
2011	9.776182	8.988590	-8.06%	758,854
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.365460	27.350180	48.92%	191,612
2019	12.835622	18.365460	43.08%	218,661
2018	12.875349	12.835622	-0.31%	239,779
2017	8.992396	12.875349	43.18%	278,519
2016	7.994023	8.992396	12.49%	307,661
2015	7.731925	7.994023	3.39%	369,932
2014	7.156853	7.731925	8.04%	360,997
2013	5.350251	7.156853	33.77%	395,794
2012	4.545048	5.350251	17.72%	440,740
2011	5.036169	4.545048	-9.75%	136,735
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.394718	16.500690	14.63%	238,470
2019	11.498641	14.394718	25.19%	266,496
2018	13.715113	11.498641	-16.16%	286,169
2017	10.612152	13.715113	29.24%	323,104
2016	11.512917	10.612152	-7.82%	360,084
2015	12.777784	11.512917	-9.90%	397,186
2014	14.713550	12.777784	-13.16%	444,337
2013	13.031196	14.713550	12.91%	487,375
2012	11.653771	13.031196	11.82%	557,289
2011	17.432478	11.653771	-33.15%	151,417
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	34.515574	34.227508	-0.83%	22,806
2019	27.559519	34.515574	25.24%	29,320
2018	31.641326	27.559519	-12.90%	30,420
2017	28.149820	31.641326	12.40%	34,042
2016	24.840435	28.149820	13.32%	36,100
2015	25.827966	24.840435	-3.82%	40,498
2014	22.710707	25.827966	13.73%	36,719
2013	17.374326	22.710707	30.71%	34,530
2012	14.608992	17.374326	18.93%	32,020
2011	14.473302	14.608992	0.94%	22,685

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.575938	10.315799	-2.46%	3,997
2019	9.060611	10.575938	16.72%	9,228
2018	11.260975	9.060611	-19.54%	7,288
2017	8.916269	11.260975	26.30%	7,775
2016	7.471650	8.916269	19.33%	3,709
2015	9.459663	7.471650	-21.02%	2,824
2014*	10.000000	9.459663	-5.40%	865
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.727081	11.385477	6.14%	5,318
2019	10.015106	10.727081	7.11%	2,271
2018	10.242569	10.015106	-2.22%	353
2017	9.980990	10.242569	2.62%	353
2016*	10.000000	9.980990	-0.19%	195
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.945895	33.005006	43.84%	4,559
2019	16.439260	22.945895	39.58%	3,890
2018	16.930808	16.439260	-2.90%	7,027
2017	13.564122	16.930808	24.82%	1,876
2016	12.618186	13.564122	7.50%	3,775
2015	13.051490	12.618186	-3.32%	4,234
2014	14.280243	13.051490	-8.60%	3,290
2013	10.234937	14.280243	39.52%	12,676
2012*	10.000000	10.234937	2.35%	3,105
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.681855	25.171024	1.98%	37,217
2019	19.289951	24.681855	27.95%	40,460
2018	21.781432	19.289951	-11.44%	48,454
2017	18.786135	21.781432	15.94%	59,293
2016	16.711524	18.786135	12.41%	69,683
2015	17.073973	16.711524	-2.12%	73,510
2014	15.681467	17.073973	8.88%	78,082
2013	11.705286	15.681467	33.97%	91,714
2012	10.223967	11.705286	14.49%	98,986
2011	10.396378	10.223967	-1.66%	94,958
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.865340	12.398979	14.11%	478
2019*	10.000000	10.865340	8.65%	810

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.526251	26.753097	18.76%	19,090
2019	18.145077	22.526251	24.15%	23,693
2018	20.345127	18.145077	-10.81%	28,593
2017	16.236876	20.345127	25.30%	28,746
2016	15.825647	16.236876	2.60%	27,999
2015	15.065684	15.825647	5.04%	31,583
2014	15.077883	15.065684	-0.08%	31,286
2013	11.956778	15.077883	26.10%	24,596
2012	10.439213	11.956778	14.54%	18,843
2011	10.756923	10.439213	-2.95%	15,971
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.331395	33.31%	315
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.644085	36.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.190219	16.178457	6.51%	17,161
2019	13.866073	15.190219	9.55%	18,525
2018	14.127425	13.866073	-1.85%	15,676
2017	13.458330	14.127425	4.97%	14,490
2016	12.836884	13.458330	4.84%	18,837
2015	13.077949	12.836884	-1.84%	15,112
2014	12.272752	13.077949	6.56%	15,550
2013	12.461315	12.272752	-1.51%	11,221
2012	11.525043	12.461315	8.12%	10,805
2011	11.041085	11.525043	4.38%	10,457
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	52.525514	54.772791	4.28%	3,509
2019	46.531781	52.525514	12.88%	3,791
2018	50.615459	46.531781	-8.07%	3,965
2017	46.694507	50.615459	8.40%	4,174
2016	42.748180	46.694507	9.23%	4,758
2015	43.755548	42.748180	-2.30%	5,217
2014	43.027363	43.755548	1.69%	5,756
2013	47.725912	43.027363	-9.84%	6,780
2012	40.951512	47.725912	16.54%	7,997
2011	38.724157	40.951512	5.75%	10,308
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.952803	11.639821	-2.62%	1,851
2019	9.461358	11.952803	26.33%	2,688
2018	10.397175	9.461358	-9.00%	2,688
2017	9.350193	10.397175	11.20%	4,134
2016	8.231434	9.350193	13.59%	4,206
2015*	10.000000	8.231434	-17.69%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	20.078912	22.003736	9.59%	0
2019	17.256272	20.078912	16.36%	0
2018	18.682127	17.256272	-7.63%	0
2017	16.285072	18.682127	14.72%	0
2016	15.611711	16.285072	4.31%	0
2015	16.880911	15.611711	-7.52%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.162326	24.991862	12.77%	735
2019	18.089660	22.162326	22.51%	3,375
2018	19.727274	18.089660	-8.30%	572
2017	16.989813	19.727274	16.11%	296
2016	15.490967	16.989813	9.68%	545
2015	16.889613	15.490967	-8.28%	1,523
2014	17.455016	16.889613	-3.24%	1,281
2013	13.392106	17.455016	30.34%	1,944
2012	11.053992	13.392106	21.15%	2,769
2011	11.290829	11.053992	-2.10%	3,788
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.446028	34.988773	49.23%	88,248
2019	17.822709	23.446028	31.55%	95,671
2018	21.594322	17.822709	-17.47%	105,705
2017	17.377220	21.594322	24.27%	119,670
2016	17.968962	17.377220	-3.29%	127,522
2015	18.277013	17.968962	-1.69%	141,305
2014	18.687409	18.277013	-2.20%	154,362
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.396405	22.569322	10.65%	61,781
2019	17.091977	20.396405	19.33%	70,596
2018	18.207291	17.091977	-6.13%	86,430
2017	15.914442	18.207291	14.41%	86,792
2016	14.777298	15.914442	7.70%	89,355
2015	14.811017	14.777298	-0.23%	96,689
2014	14.278344	14.811017	3.73%	117,424
2013	11.722228	14.278344	21.81%	109,133
2012	10.253438	11.722228	14.32%	98,710
2011	10.282176	10.253438	-0.28%	97,835

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.751916	13.758730	7.90%	40,450
2019	11.842928	12.751916	7.68%	30,861
2018	12.117623	11.842928	-2.27%	27,674
2017	11.882763	12.117623	1.98%	29,506
2016	11.716163	11.882763	1.42%	31,773
2015	11.885924	11.716163	-1.43%	38,822
2014	11.459768	11.885924	3.72%	55,898
2013	11.905379	11.459768	-3.74%	54,790
2012	11.480144	11.905379	3.70%	72,178
2011	10.990144	11.480144	4.46%	78,174
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.169069	32.309821	28.37%	32,519
2019	18.901149	25.169069	33.16%	31,701
2018	21.122267	18.901149	-10.52%	37,568
2017	16.323247	21.122267	29.40%	38,084
2016	16.490098	16.323247	-1.01%	38,340
2015	15.665392	16.490098	5.26%	37,683
2014	15.569850	15.665392	0.61%	45,844
2013	12.250255	15.569850	27.10%	50,414
2012	10.156210	12.250255	20.62%	57,027
2011	11.334491	10.156210	-10.40%	61,439
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.077050	40.528709	49.68%	73,893
2019	21.035194	27.077050	28.72%	72,984
2018	21.432803	21.035194	-1.86%	98,855
2017	16.974057	21.432803	26.27%	107,841
2016	15.751944	16.974057	7.76%	89,378
2015	14.980441	15.751944	5.15%	125,363
2014	14.030568	14.980441	6.77%	124,477
2013	10.956614	14.030568	28.06%	138,369
2012	9.446186	10.956614	15.99%	153,290
2011	10.030959	9.446186	-5.83%	171,865
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.528020	24.051358	11.72%	36,291
2019	17.339069	21.528020	24.16%	41,676
2018	17.942899	17.339069	-3.37%	41,951
2017	14.894334	17.942899	20.47%	42,674
2016	13.570176	14.894334	9.76%	46,677
2015	13.587356	13.570176	-0.13%	52,432
2014	12.476372	13.587356	8.90%	43,168
2013	9.496885	12.476372	31.37%	43,685
2012	8.211406	9.496885	15.65%	40,498
2011	8.500979	8.211406	-3.41%	38,086

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.596772	22.203909	2.81%	51,048
2019	20.023229	21.596772	7.86%	51,740
2018	20.754452	20.023229	-3.52%	54,109
2017	19.755058	20.754452	5.06%	56,154
2016	18.403075	19.755058	7.35%	58,228
2015	19.180985	18.403075	-4.06%	65,288
2014	18.688167	19.180985	2.64%	74,007
2013	19.130243	18.688167	-2.31%	82,169
2012	17.250057	19.130243	10.90%	103,188
2011	16.541368	17.250057	4.28%	106,320
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	32.388269	35.313021	9.03%	115,817
2019	25.351839	32.388269	27.76%	127,744
2018	25.662248	25.351839	-1.21%	141,706
2017	21.550201	25.662248	19.08%	154,927
2016	19.581125	21.550201	10.06%	172,932
2015	19.635288	19.581125	-0.28%	194,888
2014	17.721044	19.635288	10.80%	227,830
2013	13.681120	17.721044	29.53%	243,246
2012	12.124275	13.681120	12.84%	274,977
2011	12.206686	12.124275	-0.68%	310,996
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.083991	29.777801	2.39%	44,763
2019	23.122257	29.083991	25.78%	45,868
2018	25.235838	23.122257	-8.38%	49,942
2017	21.646026	25.235838	16.58%	51,443
2016	18.584062	21.646026	16.48%	56,744
2015	20.074243	18.584062	-7.42%	69,679
2014	18.611689	20.074243	7.86%	73,638
2013	13.887973	18.611689	34.01%	84,457
2012	11.866032	13.887973	17.04%	86,795
2011	12.295754	11.866032	-3.49%	96,162
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.133977	13.732306	13.17%	111
2019	10.684523	12.133977	13.57%	3,058
2018	11.815952	10.684523	-9.58%	3,058
2017	10.097675	11.815952	17.02%	0
2016*	10.000000	10.097675	0.98%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.176260	19.101504	11.21%	5,750
2019	14.024549	17.176260	22.47%	5,810
2018	15.904915	14.024549	-11.82%	5,549
2017	13.437156	15.904915	18.37%	5,427
2016	12.550261	13.437156	7.07%	8,158
2015	12.929453	12.550261	-2.93%	11,446
2014	12.523331	12.929453	3.24%	34,835
2013	9.789829	12.523331	27.92%	33,655
2012	8.530964	9.789829	14.76%	34,601
2011	9.222635	8.530964	-7.50%	36,013
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.414028	16.703244	8.36%	3,405
2019	13.428598	15.414028	14.79%	2,916
2018	14.496239	13.428598	-7.36%	10,757
2017	13.093838	14.496239	10.71%	22,392
2016	12.489561	13.093838	4.84%	21,611
2015	12.776593	12.489561	-2.25%	21,913
2014	12.398930	12.776593	3.05%	21,908
2013	10.945235	12.398930	13.28%	21,953
2012	9.975148	10.945235	9.73%	22,684
2011	10.233697	9.975148	-2.53%	24,984
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.600079	18.281552	10.13%	231
2019	13.973421	16.600079	18.80%	301
2018	15.400760	13.973421	-9.27%	373
2017	13.459874	15.400760	14.42%	447
2016	12.693535	13.459874	6.04%	523
2015	13.020707	12.693535	-2.51%	595
2014	12.587557	13.020707	3.44%	595
2013	10.507937	12.587557	19.79%	9,024
2012	9.359029	10.507937	12.28%	283
2011	9.810720	9.359029	-4.60%	2,910
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.499783	14.350521	6.30%	15,711
2019	12.346329	13.499783	9.34%	17,800
2018	12.831384	12.346329	-3.78%	16,365
2017	12.210420	12.831384	5.09%	22,357
2016	11.813376	12.210420	3.36%	24,272
2015	12.045260	11.813376	-1.93%	26,045
2014	11.797908	12.045260	2.10%	25,606
2013	11.379856	11.797908	3.67%	42,729
2012	10.714917	11.379856	6.21%	40,868
2011	10.693892	10.714917	0.20%	42,921

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.647628	13.125850	3.78%	0
2019	11.243680	12.647628	12.49%	0
2018	12.239267	11.243680	-8.13%	0
2017	10.793727	12.239267	13.39%	0
2016	10.349399	10.793727	4.29%	0
2015	10.945078	10.349399	-5.44%	0
2014	10.833180	10.945078	1.03%	0
2013*	10.000000	10.833180	8.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.157601	13.956419	6.07%	2,478
2019	11.538687	13.157601	14.03%	1,182
2018	12.568618	11.538687	-8.19%	3,669
2017	10.799512	12.568618	16.38%	1,181
2016	10.291004	10.799512	4.94%	1,497
2015	10.949995	10.291004	-6.02%	1,494
2014	10.971795	10.949995	-0.20%	403
2013*	10.000000	10.971795	9.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.059256	17.562609	9.36%	38,855
2019	13.758000	16.059256	16.73%	39,154
2018	14.988177	13.758000	-8.21%	40,961
2017	13.310368	14.988177	12.61%	51,372
2016	12.621042	13.310368	5.46%	58,695
2015	12.911961	12.621042	-2.25%	51,790
2014	12.497626	12.911961	3.32%	68,848
2013	10.737610	12.497626	16.39%	58,319
2012	9.671916	10.737610	11.02%	67,760
2011	10.022954	9.671916	-3.50%	50,162
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.873047	18.714408	10.91%	7,701
2019	13.971881	16.873047	20.76%	15,311
2018	15.627685	13.971881	-10.60%	13,590
2017	13.396338	15.627685	16.66%	12,575
2016	12.601942	13.396338	6.30%	15,290
2015	12.950251	12.601942	-2.69%	44,408
2014	12.535692	12.950251	3.31%	43,075
2013	10.209409	12.535692	22.79%	41,610
2012	9.018302	10.209409	13.21%	53,232
2011	9.574904	9.018302	-5.81%	69,937

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.873077	16.025220	7.75%	4,484
2019	13.170178	14.873077	12.93%	5,810
2018	13.997763	13.170178	-5.91%	5,936
2017	12.892788	13.997763	8.57%	10,769
2016	12.310589	12.892788	4.73%	10,975
2015	12.594251	12.310589	-2.25%	11,184
2014	12.247258	12.594251	2.83%	11,936
2013	11.143623	12.247258	9.90%	22,054
2012	10.249814	11.143623	8.72%	18,453
2011	10.402177	10.249814	-1.46%	21,174
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.918100	16.541700	3.92%	5,140
2019	14.322985	15.918100	11.14%	8,299
2018	17.195884	14.322985	-16.71%	9,537
2017	14.182225	17.195884	21.25%	11,662
2016	14.195691	14.182225	-0.09%	13,213
2015	14.951670	14.195691	-5.06%	13,002
2014	16.475527	14.951670	-9.25%	13,033
2013	13.885408	16.475527	18.65%	15,207
2012	11.754706	13.885408	18.13%	14,474
2011	13.585442	11.754706	-13.48%	16,934
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.752421	17.52%	13,851
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.104980	14.912892	5.73%	13,121
2019	13.104349	14.104980	7.64%	13,563
2018	13.320228	13.104349	-1.62%	7,502
2017	12.913780	13.320228	3.15%	11,049
2016	12.406906	12.913780	4.09%	12,157
2015	12.648693	12.406906	-1.91%	14,337
2014	12.186274	12.648693	3.79%	14,377
2013	12.574661	12.186274	-3.09%	14,751
2012	11.811888	12.574661	6.46%	23,053
2011	11.215326	11.811888	5.32%	33,507
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.597099	15.725680	7.73%	9,202
2019	13.481060	14.597099	8.28%	9,602
2018	13.846969	13.481060	-2.64%	9,085
2017	13.505943	13.846969	2.53%	11,097
2016	13.228253	13.505943	2.10%	10,833
2015	13.458526	13.228253	-1.71%	12,279
2014	12.987966	13.458526	3.62%	19,886
2013	13.420672	12.987966	-3.22%	23,517
2012	12.681415	13.420672	5.83%	24,454
2011	12.103098	12.681415	4.78%	22,464

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.637606	10.903253	2.50%	5,032
2019	10.101536	10.637606	5.31%	3,748
2018*	10.000000	10.101536	1.02%	1,418
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.387520	29.537813	11.94%	46,542
2019	21.723436	26.387520	21.47%	36,815
2018	26.626303	21.723436	-18.41%	40,078
2017	19.044616	26.626303	39.81%	53,001
2016	17.894432	19.044616	6.43%	46,522
2015	21.560674	17.894432	-17.00%	53,468
2014	23.094243	21.560674	-6.64%	59,038
2013	23.201731	23.094243	-0.46%	1,426
2012	20.034657	23.201731	15.81%	1,632
2011	26.122563	20.034657	-23.31%	1,679
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.919855	28.196726	4.74%	32,092
2019	23.746436	26.919855	13.36%	37,383
2018	24.779586	23.746436	-4.17%	42,937
2017	23.492362	24.779586	5.48%	49,027
2016	20.828388	23.492362	12.79%	77,182
2015	21.645744	20.828388	-3.78%	60,695
2014	21.363795	21.645744	1.32%	68,029
2013	20.195022	21.363795	5.79%	23,288
2012	17.843468	20.195022	13.18%	26,504
2011	17.395585	17.843468	2.57%	31,439
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.448725	18.287965	4.81%	255,241
2019	16.618602	17.448725	5.00%	274,138
2018	16.829640	16.618602	-1.25%	298,291
2017	16.685706	16.829640	0.86%	325,121
2016	16.763486	16.685706	-0.46%	372,433
2015	16.985562	16.763486	-1.31%	427,529
2014	16.440683	16.985562	3.31%	474,448
2013	17.343752	16.440683	-5.21%	514,491
2012	17.034217	17.343752	1.82%	597,593
2011	16.074348	17.034217	5.97%	671,029
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.058112	10.952022	-0.96%	490,564
2019	10.996526	11.058112	0.56%	438,239
2018	10.978147	10.996526	0.17%	454,045
2017	11.064492	10.978147	-0.78%	521,174
2016	11.197655	11.064492	-1.19%	531,951
2015	11.333659	11.197655	-1.20%	633,056
2014	11.471311	11.333659	-1.20%	637,015
2013	11.610641	11.471311	-1.20%	601,950
2012	11.752046	11.610641	-1.20%	676,471
2011	11.894382	11.752046	-1.20%	967,434

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.661777	17.770279	6.65%	31,414
2019	14.157146	16.661777	17.69%	34,384
2018	16.766568	14.157146	-15.56%	37,487
2017	13.314400	16.766568	25.93%	46,161
2016	13.359592	13.314400	-0.34%	47,217
2015	13.948266	13.359592	-4.22%	53,625
2014	14.181278	13.948266	-1.64%	63,756
2013	12.181234	14.181278	16.42%	11,722
2012	10.664936	12.181234	14.22%	12,388
2011	11.962338	10.664936	-10.85%	14,508
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.002548	12.703685	5.84%	8,865
2019	10.023215	12.002548	19.75%	7,737
2018	11.814654	10.023215	-15.16%	7,008
2017	9.607990	11.814654	22.97%	11,328
2016	9.673775	9.607990	-0.68%	18,691
2015	9.929175	9.673775	-2.57%	17,485
2014	10.712643	9.929175	-7.31%	26,592
2013	8.960091	10.712643	19.56%	25,882
2012	7.671954	8.960091	16.79%	29,195
2011	8.909825	7.671954	-13.89%	29,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.737108	29.801872	11.46%	154,334
2019	21.871327	26.737108	22.25%	143,650
2018	24.289216	21.871327	-9.95%	153,891
2017	20.757836	24.289216	17.01%	164,897
2016	19.192205	20.757836	8.16%	180,378
2015	19.621159	19.192205	-2.19%	181,170
2014	18.916416	19.621159	3.73%	184,244
2013	15.046368	18.916416	25.72%	204,306
2012	13.139880	15.046368	14.51%	207,943
2011	13.843384	13.139880	-5.08%	228,928
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.040344	20.581347	8.09%	13,963
2019	16.708342	19.040344	13.96%	26,055
2018	17.774349	16.708342	-6.00%	33,254
2017	16.187812	17.774349	9.80%	34,006
2016	15.412504	16.187812	5.03%	32,640
2015	15.626845	15.412504	-1.37%	7,946
2014	15.123207	15.626845	3.33%	8,074
2013	13.495265	15.123207	12.06%	7,409
2012	12.487474	13.495265	8.07%	7,904
2011	12.527985	12.487474	-0.32%	7,281

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.194826	25.579131	10.28%	4,637
2019	19.573488	23.194826	18.50%	1,267
2018	21.183220	19.573488	-7.60%	3,562
2017	18.674385	21.183220	13.43%	1,939
2016	17.542888	18.674385	6.45%	982
2015	17.850910	17.542888	-1.73%	1,589
2014	17.172696	17.850910	3.95%	1,799
2013	14.545637	17.172696	18.06%	1,479
2012	13.116007	14.545637	10.90%	297
2011	13.400366	13.116007	-2.12%	606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.067188	16.940376	5.43%	30,101
2019	14.846980	16.067188	8.22%	34,367
2018	15.304283	14.846980	-2.99%	33,121
2017	14.656761	15.304283	4.42%	52,460
2016	14.227679	14.656761	3.02%	59,554
2015	14.362461	14.227679	-0.94%	65,523
2014	13.992546	14.362461	2.64%	67,906
2013	13.509738	13.992546	3.57%	82,807
2012	13.001322	13.509738	3.91%	99,425
2011	12.784205	13.001322	1.70%	116,946
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.644441	13.062398	3.31%	0
2019	11.325841	12.644441	11.64%	0
2018	12.147526	11.325841	-6.76%	0
2017	10.781867	12.147526	12.67%	0
2016	10.323243	10.781867	4.44%	0
2015	10.798636	10.323243	-4.40%	0
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.240039	13.908927	5.05%	4,342
2019	11.627795	13.240039	13.87%	4,342
2018	12.528304	11.627795	-7.19%	4,342
2017	10.841091	12.528304	15.56%	5,273
2016	10.259308	10.841091	5.67%	4,804
2015	10.811519	10.259308	-5.11%	5,313
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.156256	24.154846	9.02%	324,447
2019	19.045692	22.156256	16.33%	358,046
2018	20.439242	19.045692	-6.82%	384,925
2017	18.318773	20.439242	11.58%	413,546
2016	17.304614	18.318773	5.86%	457,239
2015	17.573602	17.304614	-1.53%	528,771
2014	16.910871	17.573602	3.92%	598,369
2013	14.676003	16.910871	15.23%	664,664
2012	13.405294	14.676003	9.48%	734,054
2011	13.573262	13.405294	-1.24%	806,209
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.152278	27.914186	10.98%	239,717
2019	20.896466	25.152278	20.37%	264,002
2018	22.922843	20.896466	-8.84%	286,745
2017	19.884082	22.922843	15.28%	314,384
2016	18.551498	19.884082	7.18%	340,580
2015	18.914861	18.551498	-1.92%	371,617
2014	18.240405	18.914861	3.70%	392,057
2013	15.086021	18.240405	20.91%	424,741
2012	13.422684	15.086021	12.39%	467,369
2011	13.880562	13.422684	-3.30%	546,807
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.280941	20.678806	7.25%	57,522
2019	17.196496	19.280941	12.12%	63,255
2018	18.081274	17.196496	-4.89%	69,744
2017	16.756774	18.081274	7.90%	81,271
2016	16.044730	16.756774	4.44%	89,017
2015	16.244570	16.044730	-1.23%	92,179
2014	15.697880	16.244570	3.48%	104,761
2013	14.379415	15.697880	9.17%	115,091
2012	13.471382	14.379415	6.74%	134,583
2011	13.359130	13.471382	0.84%	151,663
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.480691	11.092659	5.84%	0
2019*	10.000000	10.480691	4.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.781750	12.331187	14.37%	0
2019*	10.000000	10.781750	7.82%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.256518	31.177231	28.53%	56,733
2019	18.808818	24.256518	28.96%	56,993
2018	19.642954	18.808818	-4.25%	63,482
2017	15.268966	19.642954	28.65%	65,421
2016	15.122761	15.268966	0.97%	75,513
2015	14.798219	15.122761	2.19%	88,185
2014	13.562588	14.798219	9.11%	101,231
2013	10.187900	13.562588	33.12%	117,185
2012	8.862484	10.187900	14.96%	132,364
2011	9.238387	8.862484	-4.07%	153,282
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.229662	13.997855	5.81%	824
2019	11.255225	13.229662	17.54%	824
2018	11.969679	11.255225	-5.97%	824
2017	10.305697	11.969679	16.15%	967
2016	9.609192	10.305697	7.25%	1,454
2015	9.949477	9.609192	-3.42%	0
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.223066	16.090387	5.70%	537
2019	12.631258	15.223066	20.52%	0
2018	13.123440	12.631258	-3.75%	3,385
2017	10.914355	13.123440	20.24%	0
2016	10.038220	10.914355	8.73%	0
2015	10.145777	10.038220	-1.06%	1,675
2014*	10.000000	10.145777	1.46%	1,311
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.614896	47.710686	17.47%	527,775
2019	29.871661	40.614896	35.96%	580,996
2018	30.626316	29.871661	-2.46%	656,834
2017	24.347317	30.626316	25.79%	736,134
2016	23.778499	24.347317	2.39%	844,734
2015	22.900968	23.778499	3.83%	925,016
2014	21.304365	22.900968	7.49%	1,062,117
2013	15.773594	21.304365	35.06%	1,175,696
2012	13.452045	15.773594	17.26%	1,328,082
2011	13.926167	13.452045	-3.40%	1,506,509

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.118121	31.203675	0.27%	207,886
2019	24.809133	31.118121	25.43%	246,823
2018	27.701890	24.809133	-10.44%	276,786
2017	25.799210	27.701890	7.37%	313,777
2016	21.680514	25.799210	19.00%	335,157
2015	22.923961	21.680514	-5.42%	386,030
2014	20.511545	22.923961	11.76%	434,995
2013	15.739785	20.511545	30.32%	490,282
2012	13.894150	15.739785	13.28%	550,151
2011	13.972200	13.894150	-0.56%	623,368
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.811945	18.12%	69,117
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.807361	18.07%	711
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	63.181976	70.610640	11.76%	84,957
2019	50.894254	63.181976	24.14%	93,629
2018	58.134004	50.894254	-12.45%	103,194
2017	50.819255	58.134004	14.39%	116,451
2016	42.759249	50.819255	18.85%	129,245
2015	44.403887	42.759249	-3.70%	147,132
2014	41.073881	44.403887	8.11%	167,330
2013	31.246287	41.073881	31.45%	188,472
2012	26.922495	31.246287	16.06%	208,078
2011	27.960209	26.922495	-3.71%	237,764
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.114927	22.576144	-2.33%	146,463
2019	18.890925	23.114927	22.36%	154,083
2018	22.018238	18.890925	-14.20%	174,237
2017	19.575840	22.018238	12.48%	207,119
2016	16.848653	19.575840	16.19%	234,979
2015	17.560003	16.848653	-4.05%	292,729
2014	15.188249	17.560003	15.62%	329,887
2013	11.330294	15.188249	34.05%	366,609
2012	9.857019	11.330294	14.95%	403,598
2011	10.213593	9.857019	-3.49%	456,820

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.230552	50.432223	39.20%	53,656
2019	27.020779	36.230552	34.08%	61,056
2018	29.709790	27.020779	-9.05%	69,902
2017	24.070059	29.709790	23.43%	75,821
2016	22.493548	24.070059	7.01%	78,347
2015	22.595899	22.493548	-0.45%	90,696
2014	22.244920	22.595899	1.58%	105,120
2013	15.603980	22.244920	42.56%	119,475
2012	13.922999	15.603980	12.07%	134,642
2011	14.183713	13.922999	-1.84%	151,661
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	63.837789	66.321382	3.89%	72,670
2019	54.296438	63.837789	17.57%	78,703
2018	66.179336	54.296438	-17.96%	85,831
2017	61.414693	66.179336	7.76%	97,934
2016	49.358576	61.414693	24.43%	113,922
2015	53.159643	49.358576	-7.15%	125,089
2014	50.274961	53.159643	5.74%	142,463
2013	36.242979	50.274961	38.72%	157,198
2012	30.457117	36.242979	19.00%	174,378
2011	32.472819	30.457117	-6.21%	198,404
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	59.220084	71.784900	21.22%	66,947
2019	47.704108	59.220084	24.14%	76,278
2018	55.269724	47.704108	-13.69%	88,384
2017	49.290963	55.269724	12.13%	101,733
2016	40.614743	49.290963	21.36%	111,357
2015	41.791428	40.614743	-2.82%	124,968
2014	41.957017	41.791428	-0.39%	141,012
2013	30.137923	41.957017	39.22%	161,674
2012	26.410500	30.137923	14.11%	179,082
2011	28.304046	26.410500	-6.69%	194,983
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.584274	24.214828	12.19%	107,470
2019	17.057956	21.584274	26.53%	111,583
2018	18.130336	17.057956	-5.91%	120,632
2017	14.697037	18.130336	23.36%	136,539
2016	13.093989	14.697037	12.24%	156,989
2015	13.397681	13.093989	-2.27%	190,812
2014	12.720883	13.397681	5.32%	206,967
2013	8.952411	12.720883	42.09%	243,131
2012	7.748625	8.952411	15.54%	258,633
2011	8.873553	7.748625	-12.68%	284,169

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.129541	18.071537	12.04%	960
2019	12.745644	16.129541	26.55%	185
2018	13.581413	12.745644	-6.15%	324
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.338027	25.018638	12.00%	11,343
2019	17.942843	22.338027	24.50%	11,100
2018	19.278346	17.942843	-6.93%	11,642
2017	16.449236	19.278346	17.20%	13,191
2016	15.119595	16.449236	8.79%	15,565
2015	15.352951	15.119595	-1.52%	20,167
2014	14.049768	15.352951	9.28%	19,703
2013	10.247697	14.049768	37.10%	25,201
2012	9.302740	10.247697	10.16%	19,643
2011	9.724722	9.302740	-4.34%	23,983
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.588679	17.376363	-6.52%	197,832
2019	14.394875	18.588679	29.13%	213,770
2018	15.165559	14.394875	-5.08%	237,109
2017	14.412827	15.165559	5.22%	254,608
2016	13.588828	14.412827	6.06%	282,398
2015	14.532431	13.588828	-6.49%	330,379
2014	11.412418	14.532431	27.34%	401,111
2013	11.209667	11.412418	1.81%	437,532
2012	9.799163	11.209667	14.39%	484,393
2011	9.312555	9.799163	5.23%	549,582
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.303886	33.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.889649	24.323268	16.44%	47,343
2019	16.159754	20.889649	29.27%	33,773
2018	17.195088	16.159754	-6.02%	39,968
2017	14.356306	17.195088	19.77%	57,443
2016	13.043723	14.356306	10.06%	49,867
2015	13.078829	13.043723	-0.27%	39,916
2014	11.706766	13.078829	11.72%	16,719
2013*	10.000000	11.706766	17.07%	4,920

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.883542	11.057459	1.60%	13,108
2019	10.583168	10.883542	2.84%	11,346
2018	10.625255	10.583168	-0.40%	10,237
2017	10.586764	10.625255	0.36%	12,543
2016	10.454496	10.586764	1.27%	9,259
2015	10.617677	10.454496	-1.54%	13,237
2014	10.693812	10.617677	-0.71%	19,742
2013	10.812296	10.693812	-1.10%	34,076
2012	10.571451	10.812296	2.28%	38,699
2011	10.562393	10.571451	0.09%	47,802
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.788908	20.970718	17.89%	12,877
2019	14.408569	17.788908	23.46%	10,878
2018	16.450627	14.408569	-12.41%	11,876
2017	14.581999	16.450627	12.81%	12,337
2016	12.210246	14.581999	19.42%	14,880
2015	12.992859	12.210246	-6.02%	12,344
2014	12.578175	12.992859	3.30%	11,111
2013*	10.000000	12.578175	25.78%	3,223
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.276125	38.591661	58.97%	230,625
2019	17.901789	24.276125	35.61%	248,032
2018	19.453230	17.901789	-7.98%	281,003
2017	15.413457	19.453230	26.21%	324,862
2016	14.652782	15.413457	5.19%	361,870
2015	14.858251	14.652782	-1.38%	404,660
2014	14.455442	14.858251	2.79%	462,942
2013	10.530030	14.455442	37.28%	528,062
2012	9.275768	10.530030	13.52%	578,054
2011	9.802822	9.275768	-5.38%	673,715
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.664374	20.241837	38.03%	11,770
2019	11.203455	14.664374	30.89%	4,660
2018	12.136215	11.203455	-7.69%	7,407
2017	9.861034	12.136215	23.07%	7,224
2016	9.581718	9.861034	2.92%	6,685
2015*	10.000000	9.581718	-4.18%	7,267

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.836586	11.076762	2.22%	18,220
2019	10.578212	10.836586	2.44%	20,794
2018	10.599179	10.578212	-0.20%	19,606
2017	10.632799	10.599179	-0.32%	28,021
2016	10.631953	10.632799	0.01%	37,993
2015	10.741356	10.631953	-1.02%	38,977
2014	10.805900	10.741356	-0.60%	54,799
2013	10.870093	10.805900	-0.59%	42,540
2012	10.518068	10.870093	3.35%	34,715
2011	10.614801	10.518068	-0.91%	49,318
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.246142	35.729052	18.13%	12,920
2019	24.318608	30.246142	24.37%	15,451
2018	26.110714	24.318608	-6.86%	15,828
2017	22.314507	26.110714	17.01%	16,623
2016	20.557399	22.314507	8.55%	19,562
2015	20.904006	20.557399	-1.66%	23,842
2014	19.167918	20.904006	9.06%	28,262
2013	14.098972	19.167918	35.95%	30,506
2012	12.858771	14.098972	9.64%	25,601
2011	13.428283	12.858771	-4.24%	28,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.067892	12.865948	6.61%	8,087
2019	10.930791	12.067892	10.40%	12,209
2018	11.701663	10.930791	-6.59%	12,410
2017	10.445890	11.701663	12.02%	14,210
2016	9.363986	10.445890	11.55%	11,061
2015	10.436641	9.363986	-10.28%	13,329
2014	10.515568	10.436641	-0.75%	15,622
2013	10.631670	10.515568	-1.09%	13,913
2012*	10.000000	10.631670	6.32%	10,756
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.101073	12.742532	5.30%	4,529
2019	10.682749	12.101073	13.28%	5,000
2018	11.361450	10.682749	-5.97%	1,253
2017	10.474617	11.361450	8.47%	2,405
2016	9.364189	10.474617	11.86%	4,593
2015	9.707524	9.364189	-3.54%	3,220
2014*	10.000000	9.707524	-2.92%	3,114

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.230648	13.372288	9.33%	4,753
2019	11.578259	12.230648	5.63%	4,784
2018	12.217332	11.578259	-5.23%	10,331
2017	11.166609	12.217332	9.41%	5,290
2016	10.982981	11.166609	1.67%	7,609
2015	11.975670	10.982981	-8.29%	11,277
2014	12.084754	11.975670	-0.90%	14,864
2013	13.091230	12.084754	-7.69%	16,286
2012	12.591802	13.091230	3.97%	17,932
2011	11.754996	12.591802	7.12%	17,944
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.743496	11.937845	1.65%	33,143
2019	11.437350	11.743496	2.68%	32,354
2018	11.549646	11.437350	-0.97%	32,106
2017	11.544975	11.549646	0.04%	51,053
2016	11.534283	11.544975	0.09%	55,767
2015	11.650049	11.534283	-0.99%	59,501
2014	11.703976	11.650049	-0.46%	87,828
2013	11.873704	11.703976	-1.43%	108,694
2012	11.364804	11.873704	4.48%	133,753
2011	11.387689	11.364804	-0.20%	113,507
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.582728	16.095737	10.38%	0
2019	13.611684	14.582728	7.13%	0
2018	14.089734	13.611684	-3.39%	0
2017	13.756628	14.089734	2.42%	0
2016	13.236684	13.756628	3.93%	0
2015	13.769878	13.236684	-3.87%	0
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.401941	10.497088	0.91%	7,432
2019	10.251863	10.401941	1.46%	10,949
2018	10.231059	10.251863	0.20%	8,274
2017	10.121668	10.231059	1.08%	1,268
2016*	10.000000	10.121668	1.22%	132

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.874449	18.112205	7.34%	0
2019	15.762448	16.874449	7.05%	0
2018	16.040884	15.762448	-1.74%	0
2017	15.473643	16.040884	3.67%	0
2016	15.251458	15.473643	1.46%	0
2015	15.369764	15.251458	-0.77%	0
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.783193	12.634970	7.23%	19,126
2019	11.017641	11.783193	6.95%	26,722
2018	11.223467	11.017641	-1.83%	29,057
2017	10.837366	11.223467	3.56%	38,024
2016	10.692397	10.837366	1.36%	39,043
2015	10.786061	10.692397	-0.87%	41,534
2014	10.480302	10.786061	2.92%	46,992
2013	10.829940	10.480302	-3.23%	44,119
2012	10.010745	10.829940	8.18%	38,274
2011*	10.000000	10.010745	0.11%	17,815
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.160838	13.468135	10.75%	61
2019	9.834789	12.160838	23.65%	61
2018	12.307318	9.834789	-20.09%	61
2017	9.840664	12.307318	25.07%	61
2016*	10.000000	9.840664	-1.59%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.512958	35.13%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.911217	29.11%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	15.077842	18.441426	22.31%	0
2019	12.765254	15.077842	18.12%	0
2018	14.206167	12.765254	-10.14%	0
2017	13.669481	14.206167	3.93%	0
2016	11.556958	13.669481	18.28%	0
2015	13.361992	11.556958	-13.51%	0
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.835147	57.262418	27.72%	26,045
2019	35.279249	44.835147	27.09%	30,316
2018	35.406595	35.279249	-0.36%	38,986
2017	28.148846	35.406595	25.78%	44,854
2016	31.909083	28.148846	-11.78%	54,911
2015	28.715698	31.909083	11.12%	93,941
2014	22.148664	28.715698	29.65%	91,953
2013	14.894138	22.148664	48.71%	82,630
2012	11.508013	14.894138	29.42%	65,499
2011	10.551642	11.508013	9.06%	31,449
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	68.232534	79.042247	15.84%	9,822
2019	52.881627	68.232534	29.03%	10,931
2018	69.958391	52.881627	-24.41%	11,365
2017	46.880198	69.958391	49.23%	12,128
2016	47.399393	46.880198	-1.10%	13,344
2015	55.780242	47.399393	-15.02%	16,852
2014	56.692978	55.780242	-1.61%	18,411
2013	51.224224	56.692978	10.68%	25,460
2012	39.941803	51.224224	28.25%	28,001
2011	54.437435	39.941803	-26.63%	13,894
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.874887	6.897202	17.40%	43,908
2019	5.330766	5.874887	10.21%	37,432
2018	7.538548	5.330766	-29.29%	36,121
2017	7.783289	7.538548	-3.14%	32,547
2016	5.492918	7.783289	41.70%	67,205
2015	8.376393	5.492918	-34.42%	37,508
2014	10.511920	8.376393	-20.32%	36,855
2013	9.646448	10.511920	8.97%	23,623
2012*	10.000000	9.646448	-3.54%	15,835
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	30.387185	35.760461	17.68%	4,976
2019	27.493140	30.387185	10.53%	5,373
2018	38.801028	27.493140	-29.14%	6,056
2017	39.949358	38.801028	-2.87%	7,302
2016	28.135256	39.949358	41.99%	8,785
2015	42.789066	28.135256	-34.25%	10,540
2014	53.536619	42.789066	-20.08%	12,688
2013	49.022812	53.536619	9.21%	16,046
2012	47.994516	49.022812	2.14%	18,860
2011	58.141223	47.994516	-17.45%	4,130
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.801815	10.506841	-2.73%	0
2019*	10.000000	10.801815	8.02%	1,105

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.176829	57.955852	55.89%	8,822
2019	30.143875	37.176829	23.33%	7,488
2018	30.117807	30.143875	0.09%	16,227
2017	24.219747	30.117807	24.35%	10,711
2016	22.750669	24.219747	6.46%	11,338
2015	23.710466	22.750669	-4.05%	12,250
2014	24.457696	23.710466	-3.06%	12,765
2013	16.477775	24.457696	48.43%	12,377
2012	15.461387	16.477775	6.57%	11,468
2011	16.402783	15.461387	-5.74%	9,782

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.511404	13.991040	3.55%	0
2019	11.872911	13.511404	13.80%	0
2018	12.977556	11.872911	-8.51%	0
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	1,006
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.835924	8.918390	0.93%	0
2019	7.661440	8.835924	15.33%	0
2018*	10.000000	7.661440	-23.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.692832	33.269904	1.77%	328
2019	27.611376	32.692832	18.40%	469
2018	33.012246	27.611376	-16.36%	661
2017	29.622462	33.012246	11.44%	361
2016	24.037015	29.622462	23.24%	1,769
2015	25.810967	24.037015	-6.87%	361
2014	23.991408	25.810967	7.58%	787
2013	17.651726	23.991408	35.92%	2,511
2012	15.088886	17.651726	16.98%	1,167
2011	16.721219	15.088886	-9.76%	5,719
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.458254	15.641681	8.19%	18,325
2019	13.444388	14.458254	7.54%	19,710
2018	14.010421	13.444388	-4.04%	21,541
2017	13.684813	14.010421	2.38%	29,226
2016	13.275114	13.684813	3.09%	31,114
2015	13.783344	13.275114	-3.69%	31,155
2014	13.511959	13.783344	2.01%	31,510
2013	14.950729	13.511959	-9.62%	31,235
2012	14.099100	14.950729	6.04%	36,329
2011	12.776476	14.099100	10.35%	42,614
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.614658	34.906097	10.41%	13,796
2019	25.828934	31.614658	22.40%	13,765
2018	28.086594	25.828934	-8.04%	16,692
2017	23.605239	28.086594	18.98%	21,867
2016	21.063139	23.605239	12.07%	25,076
2015	22.600044	21.063139	-6.80%	30,064
2014	20.342590	22.600044	11.10%	39,264
2013	15.166971	20.342590	34.12%	40,872
2012	13.385756	15.166971	13.31%	48,641
2011	13.145746	13.385756	1.83%	53,352

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.603943	26.855118	24.31%	0
2019	17.035719	21.603943	26.82%	0
2018	20.350125	17.035719	-16.29%	0
2017	15.705701	20.350125	29.57%	0
2016	16.829317	15.705701	-6.68%	0
2015	16.914112	16.829317	-0.50%	0
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.660368	28.644706	-0.05%	2,325
2019	22.472376	28.660368	27.54%	2,553
2018	26.109891	22.472376	-13.93%	3,720
2017	23.671271	26.109891	10.30%	4,413
2016	19.510839	23.671271	21.32%	6,495
2015	20.045018	19.510839	-2.66%	4,049
2014	17.435319	20.045018	14.97%	11,639
2013	13.569443	17.435319	28.49%	8,957
2012	11.812813	13.569443	14.87%	8,540
2011	12.045576	11.812813	-1.93%	15,519
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	44.319099	44.192734	-0.29%	0
2019	35.329136	44.319099	25.45%	0
2018	39.382654	35.329136	-10.29%	0
2017	36.671875	39.382654	7.39%	0
2016	30.822335	36.671875	18.98%	0
2015	32.473873	30.822335	-5.09%	0
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.062858	30.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.818822	12.489502	5.67%	1,661
2019	10.419797	11.818822	13.43%	800
2018	10.866287	10.419797	-4.11%	1,397
2017	10.276071	10.866287	5.74%	2,304
2016	9.223440	10.276071	11.41%	998
2015*	10.000000	9.223440	-7.77%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.676862	11.444150	7.19%	5,819
2019	9.905899	10.676862	7.78%	3,610
2018	10.104882	9.905899	-1.97%	5,496
2017	9.914560	10.104882	1.92%	5,496
2016	9.798751	9.914560	1.18%	4,339
2015*	10.000000	9.798751	-2.01%	3,266
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.823702	15.161045	2.28%	4,431
2019	11.777207	14.823702	25.87%	3,606
2018	12.882530	11.777207	-8.58%	1,485
2017	11.198454	12.882530	15.04%	1,246
2016	9.770712	11.198454	14.61%	553
2015*	10.000000	9.770712	-2.29%	240
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.369455	21.896389	19.20%	7,799
2019	15.797136	18.369455	16.28%	7,752
2018	17.310125	15.797136	-8.74%	8,521
2017	15.415441	17.310125	12.29%	9,255
2016	15.037839	15.415441	2.51%	13,451
2015	15.382175	15.037839	-2.24%	16,032
2014	15.281611	15.382175	0.66%	16,312
2013	13.525237	15.281611	12.99%	16,243
2012	12.455436	13.525237	8.59%	23,171
2011	13.089237	12.455436	-4.84%	19,125
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.354904	14.222649	6.50%	172
2019	11.283577	13.354904	18.36%	1,268
2018	13.553128	11.283577	-16.75%	1,345
2017	11.929891	13.553128	13.61%	2,209
2016	10.486380	11.929891	13.77%	1,328
2015	10.893224	10.486380	-3.73%	1,229
2014*	10.000000	10.893224	8.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	36.142444	39.487192	9.25%	4,346
2019	29.947722	36.142444	20.69%	5,356
2018	33.319567	29.947722	-10.12%	18,142
2017	30.017046	33.319567	11.00%	21,090
2016	24.176142	30.017046	24.16%	9,192
2015	25.066101	24.176142	-3.55%	9,595
2014	24.146713	25.066101	3.81%	11,384
2013	17.377168	24.146713	38.96%	13,657
2012	15.204228	17.377168	14.29%	20,710
2011	15.310131	15.204228	-0.69%	23,229

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.401584	41.254559	16.53%	94,273
2019	27.327804	35.401584	29.54%	105,708
2018	29.020882	27.327804	-5.83%	121,855
2017	24.179103	29.020882	20.02%	144,808
2016	21.918355	24.179103	10.31%	165,707
2015	21.952767	21.918355	-0.16%	191,142
2014	19.599525	21.952767	12.01%	214,528
2013	15.032842	19.599525	30.38%	197,917
2012	13.153502	15.032842	14.29%	213,317
2011	13.074179	13.153502	0.61%	256,702
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.939476	34.251686	22.59%	11,772
2019	21.057908	27.939476	32.68%	12,700
2018	22.307955	21.057908	-5.60%	16,234
2017	19.586223	22.307955	13.90%	17,656
2016	17.969428	19.586223	9.00%	26,107
2015	18.797419	17.969428	-4.40%	33,097
2014	16.778230	18.797419	12.03%	44,355
2013	12.647026	16.778230	32.67%	45,581
2012	11.437824	12.647026	10.57%	50,349
2011	11.478851	11.437824	-0.36%	53,138
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.637518	42.307490	22.14%	13,774
2019	25.772717	34.637518	34.40%	15,373
2018	28.020852	25.772717	-8.02%	19,094
2017	22.283775	28.020852	25.75%	22,075
2016	20.912177	22.283775	6.56%	25,961
2015	21.712874	20.912177	-3.69%	31,505
2014	20.341736	21.712874	6.74%	33,820
2013	17.009549	20.341736	19.59%	34,531
2012	15.598402	17.009549	9.05%	52,904
2011	14.489599	15.598402	7.65%	45,624
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	22.373287	26.488660	18.39%	0
2019	18.604684	22.373287	20.26%	0
2018	23.283426	18.604684	-20.09%	0
2017	18.910216	23.283426	23.13%	0
2016	16.356645	18.910216	15.61%	0
2015	16.949619	16.356645	-3.50%	0
2014	16.894821	16.949619	0.32%	0
2013	11.517152	16.894821	46.69%	342
2012	9.673959	11.517152	19.05%	479
2011	11.370565	9.673959	-14.92%	450

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.137480	11.691884	4.98%	0
2019	9.679213	11.137480	15.07%	247
2018	10.210727	9.679213	-5.21%	0
2017*	10.000000	10.210727	2.11%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.423943	16.831605	-3.40%	1,609
2019	13.815044	17.423943	26.12%	1,636
2018	16.845179	13.815044	-17.99%	1,910
2017	15.263164	16.845179	10.36%	1,970
2016	11.790622	15.263164	29.45%	3,177
2015	12.764772	11.790622	-7.63%	1,790
2014	12.238726	12.764772	4.30%	2,144
2013*	10.000000	12.238726	22.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.114776	11.195262	0.72%	3,086
2019	10.511390	11.114776	5.74%	2,676
2018	10.654334	10.511390	-1.34%	8,591
2017	10.429782	10.654334	2.15%	5,121
2016	9.694221	10.429782	7.59%	6,923
2015	9.915306	9.694221	-2.23%	3,662
2014*	10.000000	9.915306	-0.85%	2,525
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.997113	21.350466	6.77%	47,804
2019	18.502911	19.997113	8.08%	50,789
2018	18.850185	18.502911	-1.84%	55,532
2017	18.347719	18.850185	2.74%	58,939
2016	17.894987	18.347719	2.53%	61,546
2015	18.165733	17.894987	-1.49%	72,809
2014	17.723414	18.165733	2.50%	88,036
2013	17.763915	17.723414	-0.23%	92,844
2012	16.395358	17.763915	8.35%	102,238
2011	16.233427	16.395358	1.00%	115,268
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.522502	13.599513	29.24%	1,035
2019	8.247849	10.522502	27.58%	119
2018*	10.000000	8.247849	-17.52%	121

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.683587	19.626639	10.99%	0
2019	15.437553	17.683587	14.55%	0
2018	16.303201	15.437553	-5.31%	0
2017	14.610876	16.303201	11.58%	0
2016	14.053637	14.610876	3.97%	0
2015	14.276053	14.053637	-1.56%	0
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	2,974
2012	11.218584	12.372536	10.29%	2,599
2011	11.392659	11.218584	-1.53%	2,599
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.444273	20.930465	13.48%	0
2019	15.563631	18.444273	18.51%	6,545
2018	16.763739	15.563631	-7.16%	3,044
2017	14.574748	16.763739	15.02%	3,044
2016	13.917749	14.574748	4.72%	3,044
2015	14.145760	13.917749	-1.61%	3,044
2014	13.686452	14.145760	3.36%	695
2013	11.952644	13.686452	14.51%	10,623
2012	10.693965	11.952644	11.77%	11,216
2011	10.952229	10.693965	-2.36%	16,872
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.792792	22.820651	15.30%	767
2019	16.115358	19.792792	22.82%	844
2018	17.717444	16.115358	-9.04%	988
2017	14.849704	17.717444	19.31%	988
2016	14.116734	14.849704	5.19%	988
2015	14.343602	14.116734	-1.58%	3,614
2014	13.851778	14.343602	3.55%	3,515
2013	11.545204	13.851778	19.98%	5,842
2012	10.124218	11.545204	14.04%	5,591
2011	10.536181	10.124218	-3.91%	4,823
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.843164	16.694961	20.60%	1,089
2019	11.294660	13.843164	22.56%	588
2018	11.970018	11.294660	-5.64%	603
2017	10.438774	11.970018	14.67%	0
2016*	10.000000	10.438774	4.39%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	49.609580	63.897571	28.80%	0
2019	38.218160	49.609580	29.81%	0
2018	41.389707	38.218160	-7.66%	0
2017	34.421098	41.389707	20.25%	0
2016	32.300056	34.421098	6.57%	0
2015	32.527464	32.300056	-0.70%	0
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.014329	14.165153	28.61%	803
2019*	10.000000	11.014329	10.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2020	8.498869	5.632915	-33.72%	8,225
2019	7.836578	8.498869	8.45%	4,820
2018	10.549155	7.836578	-25.71%	3,945
2017	10.987238	10.549155	-3.99%	4,346
2016	8.333626	10.987238	31.84%	4,015
2015	10.648894	8.333626	-21.74%	4,242
2014	12.361897	10.648894	-13.86%	3,904
2013	10.083588	12.361897	22.59%	6,131
2012	9.749927	10.083588	3.42%	6,599
2011	10.414615	9.749927	-6.38%	10,443
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2020	13.984671	9.268816	-33.72%	1,219
2019	12.894888	13.984671	8.45%	1,120
2018	17.358352	12.894888	-25.71%	1,129
2017	18.079209	17.358352	-3.99%	2,495
2016	13.712768	18.079209	31.84%	4,108
2015	17.522479	13.712768	-21.74%	3,875
2014	20.341203	17.522479	-13.86%	5,381
2013	16.592312	20.341203	22.59%	6,423
2012	16.043285	16.592312	3.42%	10,327
2011	17.137015	16.043285	-6.38%	13,939
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	32.308648	33.993168	5.21%	80,385
2019	25.696178	32.308648	25.73%	87,613
2018	28.409833	25.696178	-9.55%	81,151
2017	25.502906	28.409833	11.40%	94,985
2016	21.903475	25.502906	16.43%	103,681
2015	23.126290	21.903475	-5.29%	113,659
2014	21.555222	23.126290	7.29%	131,318
2013	17.051501	21.555222	26.41%	148,066
2012	14.735197	17.051501	15.72%	184,780
2011	14.794276	14.735197	-0.40%	214,494

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.897114	15.828049	6.25%	44
2019	11.632962	14.897114	28.06%	0
2018	12.973652	11.632962	-10.33%	0
2017	11.265944	12.973652	15.16%	0
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	36.914976	61.423258	66.39%	0
2019	26.569118	36.914976	38.94%	0
2018	23.950455	26.569118	10.93%	0
2017	18.045075	23.950455	32.73%	0
2016	18.227855	18.045075	-1.00%	0
2015	17.499367	18.227855	4.16%	0
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.013557	55.381256	41.95%	68,415
2019	29.442516	39.013557	32.51%	77,785
2018	29.899648	29.442516	-1.53%	84,487
2017	22.426919	29.899648	33.32%	97,447
2016	22.549120	22.426919	-0.54%	108,330
2015	21.330209	22.549120	5.71%	128,651
2014	19.426706	21.330209	9.80%	151,589
2013	14.443460	19.426706	34.50%	159,497
2012	12.769356	14.443460	13.11%	187,815
2011	12.912423	12.769356	-1.11%	208,670
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	20.124767	20.399628	1.37%	15,722
2019	17.733631	20.124767	13.48%	16,664
2018	18.630144	17.733631	-4.81%	17,596
2017	17.619455	18.630144	5.74%	19,477
2016	15.599814	17.619455	12.95%	29,660
2015	16.413764	15.599814	-4.96%	30,508
2014	16.444824	16.413764	-0.19%	18,516
2013	15.729084	16.444824	4.55%	21,574
2012	13.948535	15.729084	12.77%	24,563
2011	13.591116	13.948535	2.63%	32,404

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.004399	17.267082	7.89%	35,518
2019	14.789944	16.004399	8.21%	33,534
2018	15.073476	14.789944	-1.88%	38,787
2017	14.654384	15.073476	2.86%	43,732
2016	14.182995	14.654384	3.32%	45,922
2015	14.464613	14.182995	-1.95%	52,354
2014	13.850724	14.464613	4.43%	48,678
2013	14.296186	13.850724	-3.12%	46,722
2012	13.687953	14.296186	4.44%	53,506
2011	12.928768	13.687953	5.87%	53,486
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.896962	25.523890	16.56%	3,500
2019	17.976865	21.896962	21.81%	4,764
2018	21.328104	17.976865	-15.71%	6,708
2017	17.892817	21.328104	19.20%	8,041
2016	16.161144	17.892817	10.72%	9,729
2015	16.614914	16.161144	-2.73%	14,648
2014	15.843519	16.614914	4.87%	14,201
2013	11.791629	15.843519	34.36%	14,720
2012	10.406269	11.791629	13.31%	21,037
2011	11.802633	10.406269	-11.83%	57,027
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.271243	25.400495	14.05%	11,702
2019	17.664654	22.271243	26.08%	13,018
2018	21.018070	17.664654	-15.95%	14,789
2017	16.358771	21.018070	28.48%	16,180
2016	17.459471	16.358771	-6.30%	16,722
2015	17.084160	17.459471	2.20%	19,496
2014	18.837764	17.084160	-9.31%	3,472
2013	14.631535	18.837764	28.75%	3,856
2012	12.292184	14.631535	19.03%	5,637
2011	15.038362	12.292184	-18.26%	6,978
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.442999	10.532612	-7.96%	0
2019	9.424899	11.442999	21.41%	402
2018	10.203512	9.424899	-7.63%	0
2017*	10.000000	10.203512	2.04%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.952706	31.997475	6.83%	3,693
2019	22.586582	29.952706	32.61%	2,857
2018	27.669575	22.586582	-18.37%	3,290
2017	23.503648	27.669575	17.72%	4,669
2016	21.739709	23.503648	8.11%	5,272
2015	22.708605	21.739709	-4.27%	5,396
2014	21.553598	22.708605	5.36%	6,968
2013	16.732169	21.553598	28.82%	8,589
2012	13.331454	16.732169	25.51%	9,988
2011	14.810348	13.331454	-9.99%	14,261
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.357871	16.946869	10.35%	1,294
2019	12.975453	15.357871	18.36%	1,426
2018	14.543938	12.975453	-10.78%	1,525
2017	13.152081	14.543938	10.58%	1,770
2016	11.767143	13.152081	11.77%	3,565
2015	12.705533	11.767143	-7.39%	3,845
2014	12.510067	12.705533	1.56%	4,332
2013	10.235367	12.510067	22.22%	2,848
2012	8.987230	10.235367	13.89%	6,718
2011	9.243283	8.987230	-2.77%	9,527
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.691116	18.585525	-0.56%	8,447
2019	16.308713	18.691116	14.61%	10,987
2018	17.259147	16.308713	-5.51%	11,779
2017	15.935547	17.259147	8.31%	14,090
2016	14.152107	15.935547	12.60%	16,972
2015	15.418968	14.152107	-8.22%	20,810
2014	14.925220	15.418968	3.31%	24,387
2013	13.264831	14.925220	12.52%	23,853
2012	11.924398	13.264831	11.24%	27,858
2011	11.793823	11.924398	1.11%	34,224
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	34.136253	35.458691	3.87%	4,009
2019	27.359613	34.136253	24.77%	3,975
2018	31.803104	27.359613	-13.97%	16,579
2017	29.104411	31.803104	9.27%	16,976
2016	22.637907	29.104411	28.56%	5,251
2015	24.752989	22.637907	-8.54%	7,137
2014	24.924006	24.752989	-0.69%	8,110
2013	18.525896	24.924006	34.54%	8,516
2012	15.847002	18.525896	16.90%	11,375
2011	16.674194	15.847002	-4.96%	19,412

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.418002	14.370014	15.72%	3,823
2019	9.925413	12.418002	25.11%	4,471
2018	11.937317	9.925413	-16.85%	4,206
2017	8.609093	11.937317	38.66%	4,446
2016	7.423056	8.609093	15.98%	4,983
2015	9.349959	7.423056	-20.61%	5,210
2014*	10.000000	9.349959	-6.50%	6,185
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.269011	17.875412	-2.15%	0
2019	16.395518	18.269011	11.43%	0
2018	19.596446	16.395518	-16.33%	0
2017	16.957578	19.596446	15.56%	0
2016	15.975127	16.957578	6.15%	0
2015	17.266594	15.975127	-7.48%	0
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2020	9.050577	8.833945	-2.39%	0
2019	8.144689	9.050577	11.12%	0
2018	9.754712	8.144689	-16.51%	0
2017	8.464802	9.754712	15.24%	0
2016	7.997795	8.464802	5.84%	0
2015	8.661401	7.997795	-7.66%	0
2014*	10.000000	8.661401	-13.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2020	18.210323	17.774447	-2.39%	942
2019	16.387636	18.210323	11.12%	604
2018	19.627107	16.387636	-16.51%	1,309
2017	17.031725	19.627107	15.24%	1,382
2016	16.092078	17.031725	5.84%	1,431
2015	17.427292	16.092078	-7.66%	1,871
2014	19.858524	17.427292	-12.24%	3,130
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.805420	9.171461	-6.47%	4,231
2019	9.733612	9.805420	0.74%	6,432
2018	9.670112	9.733612	0.66%	7,109
2017	9.607179	9.670112	0.66%	14,646
2016	9.450748	9.607179	1.66%	13,528
2015	10.000913	9.450748	-5.50%	17,897
2014*	10.000000	10.000913	0.01%	20,034

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.157635	13.527633	2.81%	0
2019	11.903338	13.157635	10.54%	0
2018	12.601220	11.903338	-5.54%	0
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.111043	10.655564	5.39%	0
2019	9.408980	10.111043	7.46%	0
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.076438	10.685640	6.05%	0
2019	9.716864	10.076438	3.70%	107
2018	10.366617	9.716864	-6.27%	107
2017	10.125418	10.366617	2.38%	107
2016	10.303072	10.125418	-1.72%	107
2015	10.244085	10.303072	0.58%	107
2014	9.911900	10.244085	3.35%	444
2013*	10.000000	9.911900	-0.88%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.844614	16.687023	5.32%	0
2019	13.216663	15.844614	19.88%	0
2018	14.575604	13.216663	-9.32%	0
2017	12.827971	14.575604	13.62%	0
2016	11.768783	12.827971	9.00%	0
2015	11.997678	11.768783	-1.91%	0
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.988537	29.989580	30.45%	0
2019	17.542574	22.988537	31.04%	0
2018	19.124165	17.542574	-8.27%	0
2017	15.533547	19.124165	23.12%	0
2016	14.476943	15.533547	7.30%	0
2015	14.671854	14.476943	-1.33%	0
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.542401	21.727175	11.18%	0
2019	16.476427	19.542401	18.61%	0
2018	17.699999	16.476427	-6.91%	0
2017	15.669051	17.699999	12.96%	0
2016	14.689508	15.669051	6.67%	0
2015	14.859525	14.689508	-1.14%	0
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.345715	22.480322	0.60%	0
2019	18.287303	22.345715	22.19%	0
2018	20.721777	18.287303	-11.75%	0
2017	18.282138	20.721777	13.34%	0
2016	15.086136	18.282138	21.19%	0
2015	16.030649	15.086136	-5.89%	0
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.792199	21.485257	3.33%	0
2019	18.848251	20.792199	10.31%	0
2018	19.908751	18.848251	-5.33%	0
2017	18.977100	19.908751	4.91%	0
2016	16.352028	18.977100	16.05%	0
2015	17.240438	16.352028	-5.15%	0
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.844461	23.317886	-2.21%	0
2019	19.698743	23.844461	21.05%	0
2018	22.842528	19.698743	-13.76%	0
2017	22.305948	22.842528	2.41%	0
2016	17.840784	22.305948	25.03%	0
2015	19.347066	17.840784	-7.79%	0
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.365593	25.095964	3.00%	0
2019	19.474253	24.365593	25.12%	0
2018	22.662579	19.474253	-14.07%	0
2017	20.181981	22.662579	12.29%	0
2016	16.123118	20.181981	25.17%	0
2015	17.517329	16.123118	-7.96%	0
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.394240	29.151942	30.18%	0
2019	18.043896	22.394240	24.11%	0
2018	20.373047	18.043896	-11.43%	0
2017	16.857386	20.373047	20.86%	0
2016	15.045756	16.857386	12.04%	0
2015	15.436018	15.045756	-2.53%	0
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.450275	34.650666	36.15%	0
2019	19.244380	25.450275	32.25%	0
2018	20.224381	19.244380	-4.85%	0
2017	15.740626	20.224381	28.49%	0
2016	14.660778	15.740626	7.37%	0
2015	14.073666	14.660778	4.17%	0
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.246540	34.084760	40.58%	1,769
2019	17.954189	24.246540	35.05%	1,784
2018	18.866526	17.954189	-4.84%	1,457
2017	15.002647	18.866526	25.75%	1,457
2016	14.855151	15.002647	0.99%	0
2015	14.325921	14.855151	3.69%	0
2014	13.378193	14.325921	7.08%	0
2013	9.667308	13.378193	38.39%	0
2012*	10.000000	9.667308	-3.33%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.781205	33.346693	40.22%	0
2019	17.652151	23.781205	34.72%	383
2018	18.600478	17.652151	-5.10%	0
2017	14.827716	18.600478	25.44%	0
2016	14.718047	14.827716	0.75%	0
2015	14.228486	14.718047	3.44%	0
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	1,862
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.499241	51.928287	34.88%	0
2019	28.625325	38.499241	34.49%	0
2018	30.751539	28.625325	-6.91%	0
2017	24.551617	30.751539	25.25%	0
2016	25.421447	24.551617	-3.42%	0
2015	24.862255	25.421447	2.25%	0
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	25.884386	29.101163	12.43%	0
2019	20.325013	25.884386	27.35%	0
2018	22.718251	20.325013	-10.53%	0
2017	20.326931	22.718251	11.76%	0
2016	18.667515	20.326931	8.89%	0
2015	20.061398	18.667515	-6.95%	0
2014	18.785066	20.061398	6.79%	0
2013	14.717913	18.785066	27.63%	0
2012	13.087783	14.717913	12.46%	0
2011	13.261497	13.087783	-1.31%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.916283	55.455970	38.93%	35,215
2019	29.004458	39.916283	37.62%	44,674
2018	31.276166	29.004458	-7.26%	41,872
2017	24.590773	31.276166	27.19%	50,881
2016	24.333186	24.590773	1.06%	57,719
2015	23.114248	24.333186	5.27%	64,429
2014	22.126981	23.114248	4.46%	84,176
2013	16.477598	22.126981	34.29%	86,567
2012	14.329813	16.477598	14.99%	100,844
2011	14.353550	14.329813	-0.17%	111,728
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.667333	46.67%	1,617

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.256394	18.736610	8.58%	1,447
2019	14.518131	17.256394	18.86%	1,467
2018	16.247179	14.518131	-10.64%	1,033
2017	14.817670	16.247179	9.65%	1,033
2016	13.033419	14.817670	13.69%	1,033
2015	13.508251	13.033419	-3.52%	1,033
2014	12.545800	13.508251	7.67%	1,033
2013	10.148784	12.545800	23.62%	1,033
2012	9.129416	10.148784	11.17%	1,860
2011*	10.000000	9.129416	-8.71%	1,860
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.578671	36.021317	26.04%	41,300
2019	21.959895	28.578671	30.14%	48,621
2018	25.615672	21.959895	-14.27%	51,935
2017	18.979895	25.615672	34.96%	65,033
2016	19.203753	18.979895	-1.17%	75,035
2015	18.708957	19.203753	2.64%	97,661
2014	18.521236	18.708957	1.01%	109,628
2013	14.732589	18.521236	25.72%	37,485
2012	12.303213	14.732589	19.75%	43,588
2011	13.584878	12.303213	-9.43%	50,759
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.192141	14.020090	-13.41%	0
2019	13.330997	16.192141	21.46%	0
2018	14.385636	13.330997	-7.33%	0
2017	12.885737	14.385636	11.64%	0
2016	12.787560	12.885737	0.77%	0
2015	13.143994	12.787560	-2.71%	0
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.196513	11.432569	2.11%	3,686
2019	10.232721	11.196513	9.42%	2,154
2018	10.839650	10.232721	-5.60%	3,914
2017	10.328614	10.839650	4.95%	4,871
2016	9.817613	10.328614	5.20%	6,390
2015	10.171827	9.817613	-3.48%	4,848
2014	10.016255	10.171827	1.55%	4,930
2013	10.156480	10.016255	-1.38%	5,719
2012*	10.000000	10.156480	1.56%	2,923

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	29.100657	32.892184	13.03%	0
2019	22.240047	29.100657	30.85%	0
2018	22.321201	22.240047	-0.36%	0
2017	19.514444	22.321201	14.38%	0
2016	22.318792	19.514444	-12.56%	0
2015	21.908348	22.318792	1.87%	0
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	28.107270	31.640429	12.57%	0
2019	22.137705	28.107270	26.97%	0
2018	26.368515	22.137705	-16.04%	0
2017	21.707954	26.368515	21.47%	0
2016	22.081703	21.707954	-1.69%	0
2015	22.897797	22.081703	-3.56%	0
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	34.185614	38.465045	12.52%	32,828
2019	26.209876	34.185614	30.43%	39,498
2018	28.816026	26.209876	-9.04%	43,729
2017	24.959206	28.816026	15.45%	47,666
2016	22.643712	24.959206	10.23%	52,733
2015	22.191743	22.643712	2.04%	58,710
2014	20.299880	22.191743	9.32%	61,726
2013	15.600062	20.299880	30.13%	75,211
2012	13.517400	15.600062	15.41%	78,802
2011	13.690128	13.517400	-1.26%	99,607
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.757747	18.027720	7.58%	0
2019	13.571838	16.757747	23.47%	0
2018	15.548142	13.571838	-12.71%	0
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.151998	27.418825	18.43%	670
2019	18.537903	23.151998	24.89%	778
2018	20.935211	18.537903	-11.45%	1,369
2017	18.570536	20.935211	12.73%	1,689
2016	15.929234	18.570536	16.58%	2,056
2015	17.142120	15.929234	-7.08%	3,442
2014	15.508413	17.142120	10.53%	4,296
2013	11.136771	15.508413	39.25%	7,700
2012	9.558713	11.136771	16.51%	9,712
2011	9.898460	9.558713	-3.43%	26,690
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.079123	13.242773	19.53%	456
2019	8.768422	11.079123	26.35%	456
2018	11.038242	8.768422	-20.56%	1,592
2017	8.839848	11.038242	24.87%	2,141
2016	9.201285	8.839848	-3.93%	1,592
2015	9.037071	9.201285	1.82%	1,110
2014*	10.000000	9.037071	-9.63%	1,110
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.210907	37.347125	12.45%	704
2019	27.616857	33.210907	20.26%	827
2018	29.577118	27.616857	-6.63%	854
2017	25.323163	29.577118	16.80%	985
2016	26.318756	25.323163	-3.78%	2,500
2015	29.079007	26.318756	-9.49%	2,667
2014	31.083721	29.079007	-6.45%	4,186
2013	25.155125	31.083721	23.57%	4,823
2012	21.375327	25.155125	17.68%	4,839
2011	23.326248	21.375327	-8.36%	5,344
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.568888	32.006353	4.70%	498
2019	27.839816	30.568888	9.80%	545
2018	28.803320	27.839816	-3.35%	1,956
2017	27.340933	28.803320	5.35%	2,560
2016	23.828947	27.340933	14.74%	2,657
2015	25.809483	23.828947	-7.67%	4,354
2014	25.647679	25.809483	0.63%	5,486
2013	23.504483	25.647679	9.12%	5,549
2012	20.062784	23.504483	17.15%	3,890

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.600367	58.268216	47.14%	1,153
2019	29.071570	39.600367	36.22%	1,418
2018	29.458823	29.071570	-1.31%	1,719
2017	23.507922	29.458823	25.31%	861
2016	22.432763	23.507922	4.79%	861
2015	24.110318	22.432763	-6.96%	866
2014	22.634322	24.110318	6.52%	528
2013	17.639780	22.634322	28.31%	595
2012	15.730501	17.639780	12.14%	433
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.609084	11.550471	8.87%	1,330
2019	9.831271	10.609084	7.91%	0
2018	10.086152	9.831271	-2.53%	0
2017	9.882141	10.086152	2.06%	0
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.335334	40.276751	37.30%	63,733
2019	21.707105	29.335334	35.14%	65,919
2018	21.611950	21.707105	0.44%	72,614
2017	16.834894	21.611950	28.38%	87,691
2016	16.722585	16.834894	0.67%	92,935
2015	15.128346	16.722585	10.54%	112,480
2014	14.123878	15.128346	7.11%	138,512
2013	10.927524	14.123878	29.25%	147,179
2012	8.934517	10.927524	22.31%	172,052
2011	9.722280	8.934517	-8.10%	188,930
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.181079	27.061902	48.85%	75,922
2019	12.713188	18.181079	43.01%	74,964
2018	12.759026	12.713188	-0.36%	79,065
2017	8.915641	12.759026	43.11%	87,630
2016	7.929785	8.915641	12.43%	96,967
2015	7.673668	7.929785	3.34%	113,556
2014	7.106516	7.673668	7.98%	124,001
2013	5.315315	7.106516	33.70%	138,363
2012	4.517653	5.315315	17.66%	151,860
2011	5.008333	4.517653	-9.80%	63,235

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.250280	16.326858	14.57%	63,438
2019	11.389022	14.250280	25.12%	66,170
2018	13.591287	11.389022	-16.20%	78,255
2017	10.521649	13.591287	29.17%	89,416
2016	11.420503	10.521649	-7.87%	100,836
2015	12.681636	11.420503	-9.94%	112,063
2014	14.610236	12.681636	-13.20%	119,671
2013	12.946237	14.610236	12.85%	126,801
2012	11.583679	12.946237	11.76%	145,022
2011	17.336409	11.583679	-33.18%	53,097
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	34.243037	33.940063	-0.88%	8,755
2019	27.355743	34.243037	25.18%	9,000
2018	31.423374	27.355743	-12.94%	8,937
2017	27.970024	31.423374	12.35%	10,190
2016	24.694230	27.970024	13.27%	10,889
2015	25.688942	24.694230	-3.87%	11,118
2014	22.599898	25.688942	13.67%	12,509
2013	17.298299	22.599898	30.65%	13,324
2012	14.552443	17.298299	18.87%	12,838
2011	14.424564	14.552443	0.89%	11,667
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.545624	10.281018	-2.51%	381
2019	9.039217	10.545624	16.67%	397
2018	11.240118	9.039217	-19.58%	411
2017	8.904239	11.240118	26.23%	1,181
2016	7.465339	8.904239	19.27%	650
2015	9.456461	7.465339	-21.06%	0
2014*	10.000000	9.456461	-5.44%	1,227
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.707197	11.358622	6.08%	583
2019	10.001606	10.707197	7.05%	143
2018	10.233969	10.001606	-2.27%	0
2017	9.977646	10.233969	2.57%	0
2016*	10.000000	9.977646	-0.22%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.856988	32.860513	43.77%	4,841
2019	16.383852	22.856988	39.51%	14,317
2018	16.882342	16.383852	-2.95%	797
2017	13.532126	16.882342	24.76%	175
2016	12.594771	13.532126	7.44%	188
2015	13.033871	12.594771	-3.37%	203
2014	14.268194	13.033871	-8.65%	402
2013	10.231480	14.268194	39.45%	706
2012*	10.000000	10.231480	2.31%	4,278

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.780656	34.432711	1.93%	7,536
2019	26.414418	33.780656	27.89%	9,240
2018	29.841284	26.414418	-11.48%	10,415
2017	25.750615	29.841284	15.89%	12,231
2016	22.918451	25.750615	12.36%	13,797
2015	23.427382	22.918451	-2.17%	11,001
2014	21.527618	23.427382	8.82%	11,782
2013	16.077205	21.527618	33.90%	17,853
2012	14.049748	16.077205	14.43%	14,611
2011	14.293898	14.049748	-1.71%	17,678
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.861658	12.388494	14.06%	0
2019*	10.000000	10.861658	8.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.416370	26.609118	18.70%	3,331
2019	18.065696	22.416370	24.08%	4,474
2018	20.266444	18.065696	-10.86%	5,672
2017	16.182242	20.266444	25.24%	8,299
2016	15.780344	16.182242	2.55%	8,487
2015	15.030159	15.780344	4.99%	6,878
2014	15.049946	15.030159	-0.13%	9,679
2013	11.940664	15.049946	26.04%	9,022
2012	10.430445	11.940664	14.48%	4,921
2011	10.753310	10.430445	-3.00%	1,965
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.326905	33.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.639489	36.39%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.085557	16.058853	6.45%	1,035
2019	13.777506	15.085557	9.49%	1,476
2018	14.044326	13.777506	-1.90%	1,525
2017	13.385920	14.044326	4.92%	4,562
2016	12.774269	13.385920	4.79%	4,634
2015	13.020750	12.774269	-1.89%	4,696
2014	12.225259	13.020750	6.51%	4,106
2013	12.419364	12.225259	-1.56%	144
2012	11.492067	12.419364	8.07%	1,598
2011	11.015043	11.492067	4.33%	7,353

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	51.961529	54.157259	4.23%	854
2019	46.055450	51.961529	12.82%	891
2018	50.122841	46.055450	-8.11%	946
2017	46.263388	50.122841	8.34%	990
2016	42.374863	46.263388	9.18%	1,123
2015	43.395401	42.374863	-2.35%	1,148
2014	42.694833	43.395401	1.64%	1,211
2013	47.381061	42.694833	-9.89%	1,547
2012	40.676240	47.381061	16.48%	2,009
2011	38.483287	40.676240	5.70%	2,558
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.924602	11.606487	-2.67%	2,033
2019	9.443809	11.924602	26.27%	2,004
2018	10.383174	9.443809	-9.05%	1,915
2017	9.342310	10.383174	11.14%	1,948
2016	8.228643	9.342310	13.53%	2,005
2015*	10.000000	8.228643	-17.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.900055	21.796712	9.53%	0
2019	17.111223	19.900055	16.30%	0
2018	18.534535	17.111223	-7.68%	0
2017	16.164575	18.534535	14.66%	0
2016	15.504019	16.164575	4.26%	0
2015	16.772964	15.504019	-7.57%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	22.059722	24.863573	12.71%	0
2019	18.015030	22.059722	22.45%	0
2018	19.655909	18.015030	-8.35%	0
2017	16.936896	19.655909	16.05%	0
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	0
2014	17.427067	16.854032	-3.29%	111
2013	13.377434	17.427067	30.27%	106
2012	11.047488	13.377434	21.09%	138
2011	11.289892	11.047488	-2.15%	1,092
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.319804	34.782819	49.16%	23,041
2019	17.735731	23.319804	31.48%	25,679
2018	21.499887	17.735731	-17.51%	27,203
2017	17.309957	21.499887	24.21%	29,176
2016	17.908462	17.309957	-3.34%	33,480
2015	18.224700	17.908462	-1.74%	36,980
2014	18.643348	18.224700	-2.25%	38,496
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.255676	22.402264	10.60%	16,360
2019	16.982646	20.255676	19.27%	18,837
2018	18.100041	16.982646	-6.17%	20,960
2017	15.828675	18.100041	14.35%	29,552
2016	14.705080	15.828675	7.64%	26,325
2015	14.746106	14.705080	-0.28%	25,998
2014	14.222958	14.746106	3.68%	22,054
2013	11.682668	14.222958	21.74%	31,611
2012	10.224031	11.682668	14.27%	26,418
2011	10.257868	10.224031	-0.33%	30,094
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.664015	13.656971	7.84%	6,771
2019	11.767250	12.664015	7.62%	3,632
2018	12.046327	11.767250	-2.32%	4,535
2017	11.818807	12.046327	1.93%	7,561
2016	11.658989	11.818807	1.37%	7,651
2015	11.833908	11.658989	-1.48%	8,354
2014	11.415393	11.833908	3.67%	7,614
2013	11.865284	11.415393	-3.79%	7,824
2012	11.447284	11.865284	3.65%	8,857
2011	10.964216	11.447284	4.41%	14,961
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.995472	32.070744	28.31%	7,422
2019	18.780289	24.995472	33.09%	9,869
2018	20.997902	18.780289	-10.56%	12,583
2017	16.235323	20.997902	29.33%	15,199
2016	16.409556	16.235323	-1.06%	15,421
2015	15.596771	16.409556	5.21%	18,709
2014	15.509504	15.596771	0.56%	20,430
2013	12.208952	15.509504	27.03%	28,944
2012	10.127105	12.208952	20.56%	25,330
2011	11.307734	10.127105	-10.44%	30,383
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.890251	40.228763	49.60%	5,613
2019	20.900653	26.890251	28.66%	7,547
2018	21.306564	20.900653	-1.91%	10,604
2017	16.882600	21.306564	26.20%	11,941
2016	15.674978	16.882600	7.70%	14,346
2015	14.914799	15.674978	5.10%	22,410
2014	13.976162	14.914799	6.72%	28,955
2013	10.919651	13.976162	27.99%	29,739
2012	9.419098	10.919651	15.93%	35,968
2011	10.007247	9.419098	-5.88%	34,659

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.390402	23.885515	11.66%	10,521
2019	17.236957	21.390402	24.10%	11,270
2018	17.846319	17.236957	-3.41%	11,803
2017	14.821641	17.846319	20.41%	11,531
2016	13.510758	14.821641	9.70%	19,768
2015	13.534704	13.510758	-0.18%	18,051
2014	12.434315	13.534704	8.85%	17,023
2013	9.469669	12.434315	31.31%	22,512
2012	8.192020	9.469669	15.60%	16,197
2011	8.485198	8.192020	-3.46%	7,853
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.364886	21.954396	2.76%	10,305
2019	19.818272	21.364886	7.80%	12,655
2018	20.552466	19.818272	-3.57%	13,676
2017	19.572672	20.552466	5.01%	15,132
2016	18.242369	19.572672	7.29%	16,803
2015	19.023112	18.242369	-4.10%	17,320
2014	18.543732	19.023112	2.59%	23,718
2013	18.992008	18.543732	-2.36%	25,905
2012	17.134094	18.992008	10.84%	29,294
2011	16.438470	17.134094	4.23%	29,767
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	32.040221	34.915860	8.98%	32,154
2019	25.092102	32.040221	27.69%	36,098
2018	25.412272	25.092102	-1.26%	39,891
2017	21.351048	25.412272	19.02%	45,181
2016	19.409969	21.351048	10.00%	49,637
2015	19.473511	19.409969	-0.33%	55,877
2014	17.583937	19.473511	10.75%	62,808
2013	13.582138	17.583937	29.46%	69,689
2012	12.042666	13.582138	12.78%	79,546
2011	12.130640	12.042666	-0.73%	92,975
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	28.771622	29.443071	2.33%	6,942
2019	22.885484	28.771622	25.72%	7,274
2018	24.990150	22.885484	-8.42%	9,895
2017	21.446104	24.990150	16.53%	11,993
2016	18.421715	21.446104	16.42%	12,551
2015	19.908964	18.421715	-7.47%	16,519
2014	18.467794	19.908964	7.80%	22,957
2013	13.787567	18.467794	33.95%	20,583
2012	11.786225	13.787567	16.98%	18,915
2011	12.219243	11.786225	-3.54%	26,361

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.111478	13.699898	13.11%	0
2019	10.670122	12.111478	13.51%	0
2018	11.806034	10.670122	-9.62%	0
2017	10.094294	11.806034	16.96%	0
2016*	10.000000	10.094294	0.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.075130	18.979434	11.15%	0
2019	13.949029	17.075130	22.41%	0
2018	15.827321	13.949029	-11.87%	0
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	11,213
2014	12.487438	12.885875	3.19%	11,213
2013	9.766700	12.487438	27.86%	11,213
2012	8.515135	9.766700	14.70%	11,213
2011	9.210181	8.515135	-7.55%	11,213
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.323325	16.596548	8.31%	31,936
2019	13.356334	15.323325	14.73%	35,995
2018	14.425574	13.356334	-7.41%	36,601
2017	13.036575	14.425574	10.65%	29,921
2016	12.441203	13.036575	4.79%	21,164
2015	12.733574	12.441203	-2.30%	26,499
2014	12.363447	12.733574	2.99%	33,722
2013	10.919428	12.363447	13.22%	34,001
2012	9.956667	10.919428	9.67%	35,637
2011	10.219895	9.956667	-2.58%	35,637
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.502322	18.164703	10.07%	29,715
2019	13.898167	16.502322	18.74%	32,482
2018	15.325623	13.898167	-9.31%	32,613
2017	13.400962	15.325623	14.36%	32,325
2016	12.644349	13.400962	5.98%	25,028
2015	12.976824	12.644349	-2.56%	37,411
2014	12.551484	12.976824	3.39%	37,146
2013	10.483128	12.551484	19.73%	37,565
2012	9.341674	10.483128	12.22%	42,338
2011	9.797479	9.341674	-4.65%	31,835

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.420329	14.258837	6.25%	36,260
2019	12.279880	13.420329	9.29%	31,778
2018	12.768814	12.279880	-3.83%	30,558
2017	12.157004	12.768814	5.03%	30,948
2016	11.767640	12.157004	3.31%	32,016
2015	12.004692	11.767640	-1.97%	33,505
2014	11.764140	12.004692	2.04%	58,413
2013	11.353027	11.764140	3.62%	68,354
2012	10.695079	11.353027	6.15%	85,056
2011	10.679483	10.695079	0.15%	58,892
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.605033	13.075035	3.73%	0
2019	11.211489	12.605033	12.43%	0
2018	12.210446	11.211489	-8.18%	0
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.113284	13.902368	6.02%	772
2019	11.505640	13.113284	13.97%	849
2018	12.538999	11.505640	-8.24%	888
2017	10.779491	12.538999	16.32%	1,085
2016	10.277121	10.779491	4.89%	1,133
2015	10.940757	10.277121	-6.07%	1,183
2014	10.968090	10.940757	-0.25%	1,240
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.964682	17.450360	9.31%	32,479
2019	13.683889	15.964682	16.67%	57,237
2018	14.915027	13.683889	-8.25%	59,890
2017	13.252104	14.915027	12.55%	59,205
2016	12.572145	13.252104	5.41%	53,174
2015	12.868444	12.572145	-2.30%	65,743
2014	12.461811	12.868444	3.26%	86,150
2013	10.712256	12.461811	16.33%	73,710
2012	9.653974	10.712256	10.96%	60,569
2011	10.009410	9.653974	-3.55%	61,134

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.773629	18.594720	10.86%	6,830
2019	13.896593	16.773629	20.70%	7,046
2018	15.551399	13.896593	-10.64%	10,521
2017	13.337667	15.551399	16.60%	27,335
2016	12.553092	13.337667	6.25%	28,031
2015	12.906591	12.553092	-2.74%	34,316
2014	12.499753	12.906591	3.25%	34,316
2013	10.185291	12.499753	22.72%	34,316
2012	9.001558	10.185291	13.15%	34,435
2011	9.561977	9.001558	-5.86%	34,316
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.785503	15.922800	7.69%	4,480
2019	13.099262	14.785503	12.87%	4,480
2018	13.929486	13.099262	-5.96%	4,480
2017	12.836374	13.929486	8.52%	4,480
2016	12.262919	12.836374	4.68%	13,484
2015	12.551838	12.262919	-2.30%	13,484
2014	12.212196	12.551838	2.78%	16,412
2013	11.117335	12.212196	9.85%	17,006
2012	10.230827	11.117335	8.67%	19,788
2011	10.388154	10.230827	-1.51%	20,331
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.832381	16.444285	3.86%	3,571
2019	14.253069	15.832381	11.08%	4,320
2018	17.120678	14.253069	-16.75%	4,516
2017	14.127324	17.120678	21.19%	5,123
2016	14.147870	14.127324	-0.15%	5,574
2015	14.908856	14.147870	-5.10%	6,815
2014	16.436669	14.908856	-9.30%	6,834
2013	13.859670	16.436669	18.59%	7,276
2012	11.738872	13.859670	18.07%	8,884
2011	13.574005	11.738872	-13.52%	10,112
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.751194	17.51%	2,501
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.021915	14.817574	5.67%	5,858
2019	13.033764	14.021915	7.58%	6,285
2018	13.255223	13.033764	-1.67%	3,755
2017	12.857247	13.255223	3.10%	4,078
2016	12.358829	12.857247	4.03%	4,837
2015	12.606058	12.358829	-1.96%	5,950
2014	12.151350	12.606058	3.74%	6,503
2013	12.544963	12.151350	-3.14%	6,404
2012	11.789974	12.544963	6.40%	6,945
2011	11.200187	11.789974	5.27%	8,001

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.511157	15.625183	7.68%	0
2019	13.408466	14.511157	8.22%	0
2018	13.779404	13.408466	-2.69%	2,315
2017	13.446822	13.779404	2.47%	4,057
2016	13.177005	13.446822	2.05%	4,149
2015	13.413184	13.177005	-1.76%	4,145
2014	12.950768	13.413184	3.57%	2,036
2013	13.389013	12.950768	-3.27%	2,137
2012	12.657925	13.389013	5.78%	3,764
2011	12.086780	12.657925	4.73%	2,023
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.628632	10.888540	2.45%	0
2019	10.098122	10.628632	5.25%	0
2018*	10.000000	10.098122	0.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.131586	29.236505	11.88%	4,360
2019	21.523636	26.131586	21.41%	5,750
2018	26.394860	21.523636	-18.46%	7,401
2017	18.888585	26.394860	39.74%	8,436
2016	17.756776	18.888585	6.37%	9,284
2015	21.405645	17.756776	-17.05%	10,255
2014	22.939802	21.405645	-6.69%	11,851
2013	23.058241	22.939802	-0.51%	549
2012	19.920861	23.058241	15.75%	885
2011	25.987329	19.920861	-23.34%	885
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.630713	27.879747	4.69%	17,261
2019	23.503270	26.630713	13.31%	18,597
2018	24.538337	23.503270	-4.22%	22,834
2017	23.275390	24.538337	5.43%	28,444
2016	20.646433	23.275390	12.73%	32,573
2015	21.467512	20.646433	-3.82%	35,188
2014	21.198613	21.467512	1.27%	40,755
2013	20.049030	21.198613	5.73%	10,938
2012	17.723460	20.049030	13.12%	14,322
2011	17.287312	17.723460	2.52%	18,466
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261369	18.082450	4.76%	58,878
2019	16.448494	17.261369	4.94%	59,766
2018	16.665850	16.448494	-1.30%	63,152
2017	16.531661	16.665850	0.81%	69,333
2016	16.617105	16.531661	-0.51%	79,718
2015	16.845772	16.617105	-1.36%	89,377
2014	16.313625	16.845772	3.26%	103,637
2013	17.218431	16.313625	-5.25%	115,276
2012	16.919707	17.218431	1.77%	143,318
2011	15.974347	16.919707	5.92%	180,125

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.939339	10.828902	-1.01%	123,351
2019	10.883927	10.939339	0.51%	73,296
2018	10.871270	10.883927	0.12%	83,530
2017	10.962305	10.871270	-0.83%	92,371
2016	11.099837	10.962305	-1.24%	117,122
2015	11.240343	11.099837	-1.25%	116,065
2014	11.382626	11.240343	-1.25%	142,179
2013	11.526704	11.382626	-1.25%	220,373
2012	11.673013	11.526704	-1.25%	224,147
2011	11.820354	11.673013	-1.25%	241,555
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.500114	17.588956	6.60%	5,939
2019	14.026888	16.500114	17.63%	7,829
2018	16.620773	14.026888	-15.61%	7,945
2017	13.205275	16.620773	25.86%	9,023
2016	13.256784	13.205275	-0.39%	11,096
2015	13.847942	13.256784	-4.27%	14,193
2014	14.086405	13.847942	-1.69%	17,458
2013	12.105864	14.086405	16.36%	2,656
2012	10.604322	12.105864	14.16%	2,871
2011	11.900361	10.604322	-10.89%	3,605
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.919806	12.609713	5.79%	181
2019	9.959148	11.919806	19.69%	172
2018	11.745121	9.959148	-15.21%	147
2017	9.556250	11.745121	22.91%	650
2016	9.626545	9.556250	-0.73%	159
2015	9.885699	9.626545	-2.62%	35
2014	10.671140	9.885699	-7.36%	93
2013	8.929890	10.671140	19.50%	84
2012	7.649968	8.929890	16.73%	16,533
2011	8.888768	7.649968	-13.94%	20,066
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.495476	29.517620	11.41%	15,254
2019	21.684649	26.495476	22.19%	19,749
2018	24.094166	21.684649	-10.00%	28,323
2017	20.601543	24.094166	16.95%	42,942
2016	19.057304	20.601543	8.10%	45,289
2015	19.493101	19.057304	-2.24%	47,952
2014	18.802482	19.493101	3.67%	114,782
2013	14.963314	18.802482	25.66%	174,935
2012	13.073974	14.963314	14.45%	178,604
2011	13.780903	13.073974	-5.13%	189,000

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.937824	20.460178	8.04%	1,232
2019	16.626792	18.937824	13.90%	5,187
2018	17.696609	16.626792	-6.05%	640
2017	16.125138	17.696609	9.75%	782
2016	15.360583	16.125138	4.98%	816
2015	15.582083	15.360583	-1.42%	852
2014	15.087523	15.582083	3.28%	893
2013	13.470237	15.087523	12.01%	4,053
2012	12.470644	13.470237	8.02%	4,053
2011	12.517421	12.470644	-0.37%	4,053
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.069979	25.428585	10.22%	762
2019	19.477993	23.069979	18.44%	676
2018	21.090608	19.477993	-7.65%	765
2017	18.602127	21.090608	13.38%	955
2016	17.483834	18.602127	6.40%	1,054
2015	17.799825	17.483834	-1.78%	1,154
2014	17.132214	17.799825	3.90%	1,272
2013	14.518698	17.132214	18.00%	4,590
2012	13.098350	14.518698	10.84%	4,259
2011	13.389091	13.098350	-2.17%	4,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.921995	16.778800	5.38%	10,360
2019	14.720266	15.921995	8.16%	9,488
2018	15.181401	14.720266	-3.04%	8,294
2017	14.546418	15.181401	4.37%	10,036
2016	14.127681	14.546418	2.96%	16,748
2015	14.268726	14.127681	-0.99%	24,183
2014	13.908266	14.268726	2.59%	30,810
2013	13.435167	13.908266	3.52%	25,467
2012	12.936126	13.435167	3.86%	59,751
2011	12.726522	12.936126	1.65%	54,372
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.601822	13.011783	3.25%	0
2019	11.293388	12.601822	11.59%	0
2018	12.118886	11.293388	-6.81%	0
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.195435	13.855054	5.00%	0
2019	11.594500	13.195435	13.81%	0
2018	12.498795	11.594500	-7.24%	0
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.956062	23.924498	8.97%	58,696
2019	18.883159	21.956062	16.27%	66,389
2018	20.275136	18.883159	-6.87%	70,050
2017	18.180855	20.275136	11.52%	107,204
2016	17.182993	18.180855	5.81%	111,498
2015	17.458928	17.182993	-1.58%	125,467
2014	16.809029	17.458928	3.87%	184,532
2013	14.595000	16.809029	15.17%	216,924
2012	13.338062	14.595000	9.42%	266,135
2011	13.512010	13.338062	-1.29%	332,502
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.924969	27.647914	10.92%	27,165
2019	20.718093	24.924969	20.31%	32,789
2018	22.738761	20.718093	-8.89%	41,533
2017	19.734348	22.738761	15.22%	69,405
2016	18.421092	19.734348	7.13%	72,545
2015	18.791414	18.421092	-1.97%	84,013
2014	18.130547	18.791414	3.65%	99,647
2013	15.002751	18.130547	20.85%	126,852
2012	13.355371	15.002751	12.33%	155,771
2011	13.817929	13.355371	-3.35%	198,727
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.106773	20.481632	7.20%	30,141
2019	17.049781	19.106773	12.06%	30,320
2018	17.936146	17.049781	-4.94%	30,406
2017	16.630659	17.936146	7.85%	31,028
2016	15.932009	16.630659	4.39%	22,417
2015	16.138611	15.932009	-1.28%	28,506
2014	15.603383	16.138611	3.43%	29,277
2013	14.300081	15.603383	9.11%	32,426
2012	13.403862	14.300081	6.69%	49,194
2011	13.298880	13.403862	0.79%	56,039
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.477141	11.083302	5.79%	0
2019*	10.000000	10.477141	4.77%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.778109	12.320786	14.31%	0
2019*	10.000000	10.778109	7.78%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.113732	30.978046	28.47%	8,346
2019	18.707577	24.113732	28.90%	9,026
2018	19.547176	18.707577	-4.30%	10,889
2017	15.202182	19.547176	28.58%	11,684
2016	15.064202	15.202182	0.92%	13,646
2015	14.748378	15.064202	2.14%	14,711
2014	13.523743	14.748378	9.06%	22,639
2013	10.163854	13.523743	33.06%	28,879
2012	8.846061	10.163854	14.90%	35,096
2011	9.225932	8.846061	-4.12%	38,902
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.193120	13.952123	5.75%	295
2019	11.229819	13.193120	17.48%	295
2018	11.948737	11.229819	-6.02%	295
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.181014	16.037819	5.64%	0
2019	12.602734	15.181014	20.46%	0
2018	13.100483	12.602734	-3.80%	0
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.396255	47.429850	17.41%	128,856
2019	29.725887	40.396255	35.90%	136,994
2018	30.492394	29.725887	-2.51%	157,196
2017	24.253073	30.492394	25.73%	177,782
2016	23.698425	24.253073	2.34%	215,519
2015	22.835403	23.698425	3.78%	229,171
2014	21.254134	22.835403	7.44%	275,283
2013	15.744370	21.254134	35.00%	326,105
2012	13.433936	15.744370	17.20%	388,051
2011	13.914433	13.433936	-3.45%	481,857

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.950592	31.019975	0.22%	44,379
2019	24.688055	30.950592	25.37%	56,573
2018	27.580738	24.688055	-10.49%	75,676
2017	25.699351	27.580738	7.32%	84,347
2016	21.607502	25.699351	18.94%	97,088
2015	22.858332	21.607502	-5.47%	99,503
2014	20.463168	22.858332	11.70%	127,671
2013	15.710602	20.463168	30.25%	140,015
2012	13.875428	15.710602	13.23%	175,277
2011	13.960429	13.875428	-0.61%	223,197
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.810133	18.10%	26,070
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.805553	18.06%	974
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	62.503337	69.816861	11.70%	18,831
2019	50.373082	62.503337	24.08%	20,613
2018	57.568006	50.373082	-12.50%	22,645
2017	50.349868	57.568006	14.34%	25,524
2016	42.385692	50.349868	18.79%	27,591
2015	44.038263	42.385692	-3.75%	31,406
2014	40.756306	44.038263	8.05%	33,868
2013	31.020387	40.756306	31.39%	42,739
2012	26.741414	31.020387	16.00%	51,693
2011	27.786191	26.741414	-3.76%	58,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.978757	22.431786	-2.38%	41,077
2019	18.789141	22.978757	22.30%	42,384
2018	21.910773	18.789141	-14.25%	46,212
2017	19.490129	21.910773	12.42%	55,265
2016	16.783344	19.490129	16.13%	64,705
2015	17.500807	16.783344	-4.10%	70,262
2014	15.144711	17.500807	15.56%	80,883
2013	11.303532	15.144711	33.98%	98,463
2012	9.838731	11.303532	14.89%	122,789
2011	10.199792	9.838731	-3.54%	138,236

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	35.853538	49.882201	39.13%	11,689
2019	26.753139	35.853538	34.02%	12,772
2018	29.430510	26.753139	-9.10%	14,755
2017	23.855818	29.430510	23.37%	16,083
2016	22.304585	23.855818	6.95%	19,153
2015	22.417427	22.304585	-0.50%	22,425
2014	22.080401	22.417427	1.53%	26,422
2013	15.496411	22.080401	42.49%	30,900
2012	13.834035	15.496411	12.02%	36,539
2011	14.100206	13.834035	-1.89%	40,137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	63.152208	65.575935	3.84%	16,740
2019	53.740524	63.152208	17.51%	17,155
2018	65.535134	53.740524	-18.00%	19,123
2017	60.847575	65.535134	7.70%	21,687
2016	48.927462	60.847575	24.36%	27,710
2015	52.722019	48.927462	-7.20%	31,218
2014	49.886320	52.722019	5.68%	35,233
2013	35.981005	49.886320	38.65%	40,422
2012	30.252307	35.981005	18.94%	44,538
2011	32.270762	30.252307	-6.25%	53,453
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	58.583999	70.977938	21.16%	20,093
2019	47.215613	58.583999	24.08%	22,386
2018	54.731640	47.215613	-13.73%	24,142
2017	48.835727	54.731640	12.07%	27,840
2016	40.259946	48.835727	21.30%	31,705
2015	41.447329	40.259946	-2.86%	36,181
2014	41.632625	41.447329	-0.45%	39,839
2013	29.920035	41.632625	39.15%	46,240
2012	26.232865	29.920035	14.06%	55,116
2011	28.127878	26.232865	-6.74%	66,997
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.457213	24.060094	12.13%	15,368
2019	16.966115	21.457213	26.47%	17,279
2018	18.041900	16.966115	-5.96%	19,736
2017	14.632721	18.041900	23.30%	23,162
2016	13.043254	14.632721	12.19%	26,335
2015	13.352528	13.043254	-2.32%	38,847
2014	12.684429	13.352528	5.27%	47,299
2013	8.931281	12.684429	42.02%	57,175
2012	7.734260	8.931281	15.48%	69,212
2011	8.861580	7.734260	-12.72%	98,180

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.099683	18.028949	11.98%	0
2019	12.728489	16.099683	26.49%	0
2018	13.570029	12.728489	-6.20%	0
2017	11.014189	13.570029	23.20%	0
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.206450	24.858696	11.94%	4,903
2019	17.846184	22.206450	24.43%	5,721
2018	19.184259	17.846184	-6.97%	8,152
2017	16.377215	19.184259	17.14%	9,039
2016	15.061002	16.377215	8.74%	9,963
2015	15.301201	15.061002	-1.57%	12,242
2014	14.009506	15.301201	9.22%	13,210
2013	10.223501	14.009506	37.03%	13,382
2012	9.285484	10.223501	10.10%	14,779
2011	9.711597	9.285484	-4.39%	16,702
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.479296	17.265361	-6.57%	25,624
2019	14.317412	18.479296	29.07%	27,653
2018	15.091630	14.317412	-5.13%	36,498
2017	14.349812	15.091630	5.17%	42,006
2016	13.536237	14.349812	6.01%	46,730
2015	14.483529	13.536237	-6.54%	54,607
2014	11.379761	14.483529	27.27%	58,275
2013	11.183243	11.379761	1.76%	68,191
2012	9.781032	11.183243	14.34%	95,213
2011	9.299999	9.781032	5.17%	121,081
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.299417	32.99%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.819258	24.229051	16.38%	4,489
2019	16.113458	20.819258	29.20%	6,542
2018	17.154565	16.113458	-6.07%	5,436
2017	14.329700	17.154565	19.71%	5,906
2016	13.026127	14.329700	10.01%	7,619
2015	13.067803	13.026127	-0.32%	2,969
2014	11.702809	13.067803	11.66%	2,688
2013*	10.000000	11.702809	17.03%	191

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.819448	10.986782	1.55%	3,467
2019	10.526176	10.819448	2.79%	4,066
2018	10.573416	10.526176	-0.45%	4,524
2017	10.540432	10.573416	0.31%	3,543
2016	10.414002	10.540432	1.21%	3,992
2015	10.581916	10.414002	-1.59%	10,542
2014	10.663192	10.581916	-0.76%	1,465
2013	10.786788	10.663192	-1.15%	1,465
2012	10.551870	10.786788	2.23%	2,837
2011	10.548150	10.551870	0.04%	5,366
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.729001	20.889522	17.83%	0
2019	14.367310	17.729001	23.40%	906
2018	16.411881	14.367310	-12.46%	1,626
2017	14.554989	16.411881	12.76%	1,595
2016	12.193783	14.554989	19.36%	973
2015	12.981900	12.193783	-6.07%	809
2014	12.573928	12.981900	3.24%	781
2013*	10.000000	12.573928	25.74%	1,274
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.133179	38.345035	58.89%	41,605
2019	17.805393	24.133179	35.54%	43,935
2018	19.358330	17.805393	-8.02%	50,819
2017	15.346009	19.358330	26.15%	56,256
2016	14.596041	15.346009	5.14%	68,071
2015	14.808208	14.596041	-1.43%	82,325
2014	14.414054	14.808208	2.73%	95,367
2013	10.505185	14.414054	37.21%	104,088
2012	9.258570	10.505185	13.46%	136,313
2011	9.789588	9.258570	-5.42%	157,599
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.633549	20.189066	37.96%	0
2019	11.185561	14.633549	30.83%	0
2018	12.123006	11.185561	-7.73%	0
2017	9.855278	12.123006	23.01%	0
2016	9.580960	9.855278	2.86%	0
2015*	10.000000	9.580960	-4.19%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.745526	10.978124	2.16%	5,242
2019	10.494628	10.745526	2.39%	5,302
2018	10.520795	10.494628	-0.25%	5,853
2017	10.559498	10.520795	-0.37%	6,980
2016	10.564003	10.559498	-0.04%	7,635
2015	10.678094	10.564003	-1.07%	8,378
2014	10.747713	10.678094	-0.65%	8,484
2013	10.817032	10.747713	-0.64%	38,835
2012	10.472043	10.817032	3.29%	37,319
2011	10.573700	10.472043	-0.96%	42,959
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	31.377598	37.046861	18.07%	259
2019	25.241091	31.377598	24.31%	265
2018	27.114967	25.241091	-6.91%	270
2017	23.184449	27.114967	16.95%	276
2016	21.369626	23.184449	8.49%	828
2015	21.740924	21.369626	-1.71%	1,581
2014	19.945418	21.740924	9.00%	2,026
2013	14.678284	19.945418	35.88%	3,405
2012	13.393928	14.678284	9.59%	2,765
2011	13.994219	13.393928	-4.29%	3,520
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.021154	12.809628	6.56%	500
2019	10.893968	12.021154	10.35%	2,204
2018	11.668187	10.893968	-6.64%	2,204
2017	10.421269	11.668187	11.97%	2,204
2016	9.346630	10.421269	11.50%	3,210
2015	10.422561	9.346630	-10.32%	3,210
2014	10.506702	10.422561	-0.80%	3,294
2013	10.628082	10.506702	-1.14%	8,021
2012*	10.000000	10.628082	6.28%	9,857
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.066344	12.699530	5.25%	1,854
2019	10.657489	12.066344	13.22%	362
2018	11.340356	10.657489	-6.02%	535
2017	10.460459	11.340356	8.41%	3,640
2016	9.356257	10.460459	11.80%	2,377
2015	9.704225	9.356257	-3.59%	195
2014*	10.000000	9.704225	-2.96%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.164776	13.293541	9.28%	781
2019	11.521731	12.164776	5.58%	828
2018	12.163873	11.521731	-5.28%	2,149
2017	11.123363	12.163873	9.35%	1,970
2016	10.945971	11.123363	1.62%	5,097
2015	11.941366	10.945971	-8.34%	1,463
2014	12.056240	11.941366	-0.95%	2,236
2013	13.066955	12.056240	-7.73%	5,136
2012	12.574831	13.066955	3.91%	4,547
2011	11.745076	12.574831	7.06%	6,019
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.680272	11.867567	1.60%	9,163
2019	11.381531	11.680272	2.62%	9,636
2018	11.499129	11.381531	-1.02%	16,044
2017	11.500269	11.499129	-0.01%	17,422
2016	11.495418	11.500269	0.04%	20,442
2015	11.616677	11.495418	-1.04%	21,415
2014	11.676359	11.616677	-0.51%	20,453
2013	11.851685	11.676359	-1.48%	34,833
2012	11.349481	11.851685	4.42%	23,337
2011	11.378072	11.349481	-0.25%	18,449
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.482796	15.977351	10.32%	0
2019	13.525248	14.482796	7.08%	0
2018	14.007393	13.525248	-3.44%	0
2017	13.683138	14.007393	2.37%	0
2016	13.172625	13.683138	3.88%	0
2015	13.710172	13.172625	-3.92%	0
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.382631	10.472301	0.86%	2,923
2019	10.238011	10.382631	1.41%	5,106
2018	10.222437	10.238011	0.15%	4,237
2017	10.118237	10.222437	1.03%	261
2016*	10.000000	10.118237	1.18%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.758790	17.978959	7.28%	0
2019	15.662344	16.758790	7.00%	0
2018	15.947122	15.662344	-1.79%	0
2017	15.390958	15.947122	3.61%	0
2016	15.177618	15.390958	1.41%	0
2015	15.303090	15.177618	-0.82%	0
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.731660	12.573350	7.17%	5,752
2019	10.975021	11.731660	6.89%	6,719
2018	11.185729	10.975021	-1.88%	5,518
2017	10.806383	11.185729	3.51%	6,832
2016	10.667199	10.806383	1.30%	6,871
2015	10.766092	10.667199	-0.92%	8,354
2014	10.466187	10.766092	2.87%	8,289
2013	10.820820	10.466187	-3.28%	26,959
2012	10.007389	10.820820	8.13%	28,546
2011*	10.000000	10.007389	0.07%	1,779
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2020	12.138301	13.436370	10.69%	0
2019	9.821531	12.138301	23.59%	0
2018	12.296994	9.821531	-20.13%	0
2017	9.837380	12.296994	25.00%	0
2016*	10.000000	9.837380	-1.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2020	18.731179	20.734305	10.69%	0
2019	15.156074	18.731179	23.59%	0
2018	18.976075	15.156074	-20.13%	0
2017	15.180523	18.976075	25.00%	0
2016	15.758775	15.180523	-3.67%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.508413	35.08%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - NQ
2020*	10.000000	12.906874	29.07%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q
2020*	10.000000	13.653736	36.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.974665	18.305967	22.25%	0
2019	12.684318	14.974665	18.06%	0
2018	14.123297	12.684318	-10.19%	0
2017	13.596589	14.123297	3.87%	0
2016	11.501140	13.596589	18.22%	0
2015	13.304194	11.501140	-13.55%	0
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.616456	56.954296	27.65%	4,006
2019	35.124948	44.616456	27.02%	4,663
2018	35.269693	35.124948	-0.41%	7,383
2017	28.054150	35.269693	25.72%	9,926
2016	31.817793	28.054150	-11.83%	22,555
2015	28.648034	31.817793	11.06%	38,391
2014	22.107656	28.648034	29.58%	33,982
2013	14.874074	22.107656	48.63%	31,936
2012	11.498337	14.874074	29.36%	22,002
2011	10.548103	11.498337	9.01%	7,977
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	67.499652	78.153658	15.78%	1,984
2019	52.340104	67.499652	28.96%	1,968
2018	69.277309	52.340104	-24.45%	2,019
2017	46.447195	69.277309	49.15%	3,127
2016	46.985307	46.447195	-1.15%	3,041
2015	55.320979	46.985307	-15.07%	3,814
2014	56.254685	55.320979	-1.66%	4,441
2013	50.853950	56.254685	10.62%	4,341
2012	39.673191	50.853950	28.18%	5,943
2011	54.098716	39.673191	-26.67%	2,909
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.852122	6.867001	17.34%	11,702
2019	5.312797	5.852122	10.15%	11,759
2018	7.516962	5.312797	-29.32%	10,322
2017	7.764929	7.516962	-3.19%	10,113
2016	5.482729	7.764929	41.63%	9,411
2015	8.365087	5.482729	-34.46%	11,557
2014	10.503060	8.365087	-20.36%	9,421
2013	9.643196	10.503060	8.92%	10,768
2012*	10.000000	9.643196	-3.57%	10,398

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	30.060697	35.358341	17.62%	742
2019	27.211520	30.060697	10.47%	1,132
2018	38.423149	27.211520	-29.18%	1,526
2017	39.580265	38.423149	-2.92%	1,661
2016	27.889385	39.580265	41.92%	1,704
2015	42.436679	27.889385	-34.28%	2,263
2014	53.122674	42.436679	-20.12%	4,415
2013	48.668394	53.122674	9.15%	4,554
2012	47.671725	48.668394	2.09%	6,497
2011	57.779398	47.671725	-17.49%	882
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.798159	10.497956	-2.78%	0
2019*	10.000000	10.798159	7.98%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.976626	57.614610	55.81%	1,273
2019	29.996727	36.976626	23.27%	963
2018	29.986049	29.996727	0.04%	2,363
2017	24.125964	29.986049	24.29%	1,258
2016	22.674023	24.125964	6.40%	1,266
2015	23.642553	22.674023	-4.10%	1,287
2014	24.400000	23.642553	-3.10%	1,602
2013	16.447217	24.400000	48.35%	5,740
2012	15.440558	16.447217	6.52%	5,496
2011	16.388970	15.440558	-5.79%	6,441

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.459055	13.929791	3.50%	0
2019	11.832901	13.459055	13.74%	0
2018	12.940400	11.832901	-8.56%	0
2017	11.467817	12.940400	12.84%	0
2016	11.240100	11.467817	2.03%	0
2015	11.538145	11.240100	-2.58%	0
2014	11.218186	11.538145	2.85%	296
2013	10.154217	11.218186	10.48%	296
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.828448	8.906325	0.88%	0
2019	7.658845	8.828448	15.27%	0
2018*	10.000000	7.658845	-23.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.229428	21.593201	1.71%	904
2019	17.938809	21.229428	18.34%	904
2018	21.458639	17.938809	-16.40%	904
2017	19.264934	21.458639	11.39%	904
2016	15.640341	19.264934	23.17%	904
2015	16.803131	15.640341	-6.92%	3,882
2014	15.626494	16.803131	7.53%	3,882
2013	11.503040	15.626494	35.85%	4,844
2012	9.837919	11.503040	16.93%	3,882
2011	10.907709	9.837919	-9.81%	4,974
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.336690	15.502325	8.13%	887
2019	13.338102	14.336690	7.49%	906
2018	13.906745	13.338102	-4.09%	1,450
2017	13.590405	13.906745	2.33%	2,910
2016	13.190196	13.590405	3.03%	3,007
2015	13.702115	13.190196	-3.74%	4,125
2014	13.439128	13.702115	1.96%	5,262
2013	14.877682	13.439128	-9.67%	7,863
2012	14.037333	14.877682	5.99%	8,068
2011	12.726928	14.037333	10.30%	9,393
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.275103	34.513706	10.36%	1,473
2019	25.564460	31.275103	22.34%	1,527
2018	27.813163	25.564460	-8.09%	1,952
2017	23.387233	27.813163	18.92%	3,234
2016	20.879140	23.387233	12.01%	3,512
2015	22.413965	20.879140	-6.85%	4,886
2014	20.185314	22.413965	11.04%	5,486
2013	15.057322	20.185314	34.06%	5,966
2012	13.295726	15.057322	13.25%	7,445
2011	13.063929	13.295726	1.77%	8,569

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.371838	26.553163	24.24%	0
2019	16.861237	21.371838	26.75%	0
2018	20.151973	16.861237	-16.33%	0
2017	15.560621	20.151973	29.51%	0
2016	16.682284	15.560621	-6.72%	0
2015	16.774827	16.682284	-0.55%	0
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.462633	28.432680	-0.11%	3,879
2019	22.328635	28.462633	27.47%	3,801
2018	25.956113	22.328635	-13.98%	3,291
2017	23.543744	25.956113	10.25%	3,311
2016	19.415521	23.543744	21.26%	2,993
2015	19.957197	19.415521	-2.71%	1,260
2014	17.367728	19.957197	14.91%	2,968
2013	13.523682	17.367728	28.42%	3,046
2012	11.778949	13.523682	14.81%	2,811
2011	12.017122	11.778949	-1.98%	9,978
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	43.842885	43.695735	-0.34%	0
2019	34.967209	43.842885	25.38%	0
2018	38.999077	34.967209	-10.34%	0
2017	36.333042	38.999077	7.34%	0
2016	30.552978	36.333042	18.92%	0
2015	32.206397	30.552978	-5.13%	0
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.058450	30.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.790902	12.453680	5.62%	909
2019	10.400441	11.790902	13.37%	0
2018	10.851641	10.400441	-4.16%	0
2017	10.267397	10.851641	5.69%	0
2016	9.220316	10.267397	11.36%	0
2015*	10.000000	9.220316	-7.80%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.651639	11.411337	7.13%	749
2019	9.887506	10.651639	7.73%	849
2018	10.091257	9.887506	-2.02%	0
2017	9.906199	10.091257	1.87%	0
2016	9.795436	9.906199	1.13%	0
2015*	10.000000	9.795436	-2.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.788698	15.117580	2.22%	1,680
2019	11.755348	14.788698	25.80%	1,908
2018	12.865168	11.755348	-8.63%	1,363
2017	11.189017	12.865168	14.98%	1,400
2016	9.767409	11.189017	14.55%	0
2015*	10.000000	9.767409	-2.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.270493	21.767413	19.14%	2,940
2019	15.719984	18.270493	16.22%	6,148
2018	17.234356	15.719984	-8.79%	7,973
2017	15.355712	17.234356	12.23%	8,100
2016	14.987145	15.355712	2.46%	7,218
2015	15.338093	14.987145	-2.29%	8,207
2014	15.245537	15.338093	0.61%	11,860
2013	13.500145	15.245537	12.93%	17,537
2012	12.438632	13.500145	8.53%	16,944
2011	13.078195	12.438632	-4.89%	16,366
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.316638	14.174703	6.44%	0
2019	11.256946	13.316638	18.30%	0
2018	13.528043	11.256946	-16.79%	0
2017	11.913823	13.528043	13.55%	0
2016	10.477534	11.913823	13.71%	0
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.820481	39.115635	9.20%	1,342
2019	29.695973	35.820481	20.62%	2,244
2018	33.056317	29.695973	-10.17%	2,436
2017	29.794920	33.056317	10.95%	2,496
2016	24.009353	29.794920	24.10%	2,288
2015	24.905780	24.009353	-3.60%	3,158
2014	24.004434	24.905780	3.75%	3,874
2013	17.283516	24.004434	38.89%	3,922
2012	15.129971	17.283516	14.23%	4,399
2011	15.243060	15.129971	-0.74%	4,894

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	35.021308	40.790749	16.47%	20,347
2019	27.047936	35.021308	29.48%	25,331
2018	28.738321	27.047936	-5.88%	29,419
2017	23.955775	28.738321	19.96%	30,538
2016	21.726869	23.955775	10.26%	35,423
2015	21.772004	21.726869	-0.21%	44,105
2014	19.447990	21.772004	11.95%	50,731
2013	14.924177	19.447990	30.31%	55,605
2012	13.065050	14.924177	14.23%	59,657
2011	12.992814	13.065050	0.56%	61,673
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.639197	33.866431	22.53%	1,526
2019	20.842122	27.639197	32.61%	2,199
2018	22.090612	20.842122	-5.65%	2,289
2017	19.405191	22.090612	13.84%	2,486
2016	17.812340	19.405191	8.94%	2,887
2015	18.642529	17.812340	-4.45%	3,032
2014	16.648396	18.642529	11.98%	3,266
2013	12.555514	16.648396	32.60%	3,375
2012	11.360823	12.555514	10.52%	3,644
2011	11.407346	11.360823	-0.41%	4,425
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.265341	41.831723	22.08%	6,380
2019	25.508709	34.265341	34.33%	8,218
2018	27.747942	25.508709	-8.07%	7,919
2017	22.077879	27.747942	25.68%	9,125
2016	20.729432	22.077879	6.50%	8,515
2015	21.534043	20.729432	-3.74%	9,747
2014	20.184421	21.534043	6.69%	12,588
2013	16.886551	20.184421	19.53%	14,405
2012	15.493470	16.886551	8.99%	14,861
2011	14.399406	15.493470	7.60%	13,578
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	22.168835	26.233321	18.33%	0
2019	18.444014	22.168835	20.20%	0
2018	23.094126	18.444014	-20.14%	0
2017	18.765938	23.094126	23.06%	0
2016	16.240052	18.765938	15.55%	0
2015	16.837329	16.240052	-3.55%	0
2014	16.791397	16.837329	0.27%	0
2013	11.452431	16.791397	46.62%	0
2012	9.624478	11.452431	18.99%	0
2011	11.318133	9.624478	-14.96%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.122430	11.670175	4.92%	0
2019	9.671027	11.122430	15.01%	0
2018	10.207291	9.671027	-5.25%	0
2017*	10.000000	10.207291	2.07%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.365219	16.766384	-3.45%	526
2019	13.775453	17.365219	26.06%	611
2018	16.805473	13.775453	-18.03%	625
2017	15.234886	16.805473	10.31%	642
2016	11.774721	15.234886	29.39%	723
2015	12.754025	11.774721	-7.68%	749
2014	12.234599	12.754025	4.25%	773
2013*	10.000000	12.234599	22.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.082897	11.157511	0.67%	382
2019	10.486551	11.082897	5.69%	1,861
2018	10.634566	10.486551	-1.39%	1,869
2017	10.415701	10.634566	2.10%	1,940
2016	9.686011	10.415701	7.53%	382
2015	9.911931	9.686011	-2.28%	382
2014*	10.000000	9.911931	-0.88%	382
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.788913	21.117486	6.71%	10,121
2019	18.319538	19.788913	8.02%	11,343
2018	18.672872	18.319538	-1.89%	13,028
2017	18.184307	18.672872	2.69%	21,615
2016	17.744571	18.184307	2.48%	31,405
2015	18.022179	17.744571	-1.54%	34,916
2014	17.592262	18.022179	2.44%	38,200
2013	17.641392	17.592262	-0.28%	45,543
2012	16.290555	17.641392	8.29%	54,007
2011	16.137809	16.290555	0.95%	55,791
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.513588	13.581132	29.18%	0
2019	8.245047	10.513588	27.51%	0
2018*	10.000000	8.245047	-17.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.561607	19.481388	10.93%	0
2019	15.338821	17.561607	14.49%	0
2018	16.207182	15.338821	-5.36%	0
2017	14.532157	16.207182	11.53%	0
2016	13.984976	14.532157	3.91%	0
2015	14.213505	13.984976	-1.61%	0
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	14,194
2012	11.186414	12.330797	10.23%	24,001
2011	11.365735	11.186414	-1.58%	20,672
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.317083	20.775612	13.42%	0
2019	15.464129	18.317083	18.45%	589
2018	16.665055	15.464129	-7.21%	589
2017	14.496261	16.665055	14.96%	15,551
2016	13.849789	14.496261	4.67%	16,755
2015	14.083822	13.849789	-1.66%	18,677
2014	13.633423	14.083822	3.30%	32,272
2013	11.912364	13.633423	14.45%	8,109
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.656267	22.651765	15.24%	12,720
2019	16.012293	19.656267	22.76%	13,606
2018	17.613097	16.012293	-9.09%	14,361
2017	14.769696	17.613097	19.25%	1,265
2016	14.047762	14.769696	5.14%	1,265
2015	14.280761	14.047762	-1.63%	1,755
2014	13.798089	14.280761	3.50%	5,645
2013	11.506275	13.798089	19.92%	1,968
2012	10.095206	11.506275	13.98%	2,020
2011	10.511308	10.095206	-3.96%	2,073
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.817498	16.655566	20.54%	860
2019	11.279427	13.817498	22.50%	860
2018	11.959964	11.279427	-5.69%	0
2017	10.435271	11.959964	14.61%	0
2016*	10.000000	10.435271	4.35%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	49.076549	63.179042	28.74%	0
2019	37.826669	49.076549	29.74%	0
2018	40.986611	37.826669	-7.71%	0
2017	34.103069	40.986611	20.18%	0
2016	32.017795	34.103069	6.51%	0
2015	32.259553	32.017795	-0.75%	0
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.010601	14.153211	28.54%	0
2019*	10.000000	11.010601	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.440178	5.591169	-33.76%	4,943
2019	7.786399	8.440178	8.40%	6,002
2018	10.486948	7.786399	-25.75%	7,339
2017	10.927974	10.486948	-4.04%	8,053
2016	8.292869	10.927974	31.78%	6,262
2015	10.602192	8.292869	-21.78%	6,373
2014	12.313942	10.602192	-13.90%	6,823
2013	10.049567	12.313942	22.53%	6,983
2012	9.721966	10.049567	3.37%	8,623
2011	10.390003	9.721966	-6.43%	9,725
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.961398	33.610773	5.16%	18,866
2019	25.432871	31.961398	25.67%	20,877
2018	28.133049	25.432871	-9.60%	28,826
2017	25.267193	28.133049	11.34%	30,723
2016	21.711998	25.267193	16.37%	35,790
2015	22.935748	21.711998	-5.34%	40,195
2014	21.388451	22.935748	7.23%	42,924
2013	16.928144	21.388451	26.35%	44,462
2012	14.636018	16.928144	15.66%	48,485
2011	14.702121	14.636018	-0.45%	52,304
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.869486	15.790695	6.20%	0
2019	11.617273	14.869486	27.99%	0
2018	12.962761	11.617273	-10.38%	0
2017	11.262174	12.962761	15.10%	0
2016*	10.000000	11.262174	12.62%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	36.518394	60.732675	66.31%	0
2019	26.296986	36.518394	38.87%	0
2018	23.717215	26.296986	10.88%	0
2017	17.878352	23.717215	32.66%	0
2016	18.068566	17.878352	-1.05%	0
2015	17.355230	18.068566	4.11%	0
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	38.594371	54.758489	41.88%	8,694
2019	29.140912	38.594371	32.44%	8,244
2018	29.608449	29.140912	-1.58%	8,646
2017	22.219704	29.608449	33.25%	13,415
2016	22.352055	22.219704	-0.59%	14,752
2015	21.154500	22.352055	5.66%	18,462
2014	19.276439	21.154500	9.74%	21,297
2013	14.338988	19.276439	34.43%	24,831
2012	12.683421	14.338988	13.05%	28,837
2011	12.832010	12.683421	-1.16%	31,521
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.908637	20.170323	1.31%	10,774
2019	17.552064	19.908637	13.43%	16,830
2018	18.448779	17.552064	-4.86%	19,115
2017	17.456716	18.448779	5.68%	22,670
2016	15.463526	17.456716	12.89%	34,360
2015	16.278597	15.463526	-5.01%	36,969
2014	16.317658	16.278597	-0.24%	25,541
2013	15.615355	16.317658	4.50%	27,348
2012	13.854722	15.615355	12.71%	32,499
2011	13.506526	13.854722	2.58%	34,206
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.869892	17.113298	7.83%	2,946
2019	14.673078	15.869892	8.16%	2,749
2018	14.961998	14.673078	-1.93%	3,640
2017	14.553360	14.961998	2.81%	7,407
2016	14.092325	14.553360	3.27%	7,235
2015	14.379428	14.092325	-2.00%	11,554
2014	13.776139	14.379428	4.38%	12,955
2013	14.226412	13.776139	-3.17%	15,254
2012	13.628057	14.226412	4.39%	15,100
2011	12.878696	13.628057	5.82%	20,974

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.745929	25.335008	16.50%	2,486
2019	17.861900	21.745929	21.74%	2,589
2018	21.202505	17.861900	-15.76%	2,841
2017	17.796431	21.202505	19.14%	2,945
2016	16.082195	17.796431	10.66%	3,169
2015	16.542123	16.082195	-2.78%	5,660
2014	15.782099	16.542123	4.82%	6,032
2013	11.751865	15.782099	34.29%	8,787
2012	10.376435	11.751865	13.26%	8,228
2011	11.774747	10.376435	-11.88%	10,227
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.031839	25.114729	13.99%	3,046
2019	17.483629	22.031839	26.01%	3,638
2018	20.813285	17.483629	-16.00%	7,183
2017	16.207554	20.813285	28.42%	8,203
2016	17.306829	16.207554	-6.35%	9,006
2015	16.943391	17.306829	2.15%	9,797
2014	18.692013	16.943391	-9.35%	1,694
2013	14.525678	18.692013	28.68%	1,823
2012	12.209441	14.525678	18.97%	1,846
2011	14.944699	12.209441	-18.30%	1,846
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.427535	10.513042	-8.00%	1,023
2019	9.416935	11.427535	21.35%	1,067
2018	10.200092	9.416935	-7.68%	1,118
2017*	10.000000	10.200092	2.00%	1,172
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.685960	31.696439	6.77%	694
2019	22.396765	29.685960	32.55%	696
2018	27.451018	22.396765	-18.41%	732
2017	23.329773	27.451018	17.67%	1,252
2016	21.589785	23.329773	8.06%	1,296
2015	22.563429	21.589785	-4.32%	3,550
2014	21.426666	22.563429	5.31%	3,577
2013	16.642052	21.426666	28.75%	3,622
2012	13.266379	16.642052	25.45%	3,710
2011	14.745505	13.266379	-10.03%	8,416

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.267401	16.838506	10.29%	580
2019	12.905547	15.267401	18.30%	5,803
2018	14.472957	12.905547	-10.83%	5,803
2017	13.094504	14.472957	10.53%	5,803
2016	11.721534	13.094504	11.71%	12,041
2015	12.662697	11.721534	-7.43%	12,260
2014	12.474214	12.662697	1.51%	12,491
2013	10.211201	12.474214	22.16%	7,340
2012	8.970568	10.211201	13.83%	7,340
2011	9.230806	8.970568	-2.82%	7,340
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.562233	18.448019	-0.62%	6,637
2019	16.204471	18.562233	14.55%	13,384
2018	17.157566	16.204471	-5.55%	14,243
2017	15.849753	17.157566	8.25%	16,291
2016	14.083020	15.849753	12.55%	19,870
2015	15.351469	14.083020	-8.26%	20,699
2014	14.867410	15.351469	3.26%	20,293
2013	13.220142	14.867410	12.46%	33,122
2012	11.890259	13.220142	11.18%	23,261
2011	11.765995	11.890259	1.06%	20,505
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.270600	22.083440	3.82%	2,220
2019	17.056652	21.270600	24.71%	2,253
2018	19.836937	17.056652	-14.02%	2,281
2017	18.162816	19.836937	9.22%	2,312
2016	14.134484	18.162816	28.50%	2,767
2015	15.462911	14.134484	-8.59%	5,979
2014	15.577639	15.462911	-0.74%	7,242
2013	11.584643	15.577639	34.47%	7,347
2012	9.914503	11.584643	16.85%	7,375
2011	10.437304	9.914503	-5.01%	7,973
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.382389	14.321543	15.66%	238
2019	9.901970	12.382389	25.05%	560
2018	11.915195	9.901970	-16.90%	578
2017	8.597481	11.915195	38.59%	663
2016	7.416775	8.597481	15.92%	1,475
2015	9.346778	7.416775	-20.65%	1,938
2014*	10.000000	9.346778	-6.53%	2,067

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	18.106231	17.707171	-2.20%	0
2019	16.257660	18.106231	11.37%	0
2018	19.441582	16.257660	-16.38%	0
2017	16.832061	19.441582	15.50%	0
2016	15.864889	16.832061	6.10%	0
2015	17.156135	15.864889	-7.53%	0
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.024574	8.804107	-2.44%	3,380
2019	8.125410	9.024574	11.07%	4,934
2018	9.736587	8.125410	-16.55%	4,870
2017	8.453341	9.736587	15.18%	4,940
2016	7.991008	8.453341	5.79%	3,411
2015	8.658440	7.991008	-7.71%	3,411
2014*	10.000000	8.658440	-13.42%	3,411
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.777318	9.140551	-6.51%	11,832
2019	9.710630	9.777318	0.69%	21,810
2018	9.652197	9.710630	0.61%	22,260
2017	9.594217	9.652197	0.60%	22,667
2016	9.442761	9.594217	1.60%	21,105
2015	9.997509	9.442761	-5.55%	24,532
2014*	10.000000	9.997509	-0.02%	16,584
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.106638	13.468378	2.76%	0
2019	11.863215	13.106638	10.48%	0
2018	12.565150	11.863215	-5.59%	0
2017	11.254538	12.565150	11.65%	0
2016	10.928357	11.254538	2.98%	0
2015	11.756183	10.928357	-7.04%	0
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.102498	10.641176	5.33%	0
2019	9.405790	10.102498	7.41%	0
2018*	10.000000	9.405790	-5.94%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.042458	10.644220	5.99%	0
2019	9.689003	10.042458	3.65%	0
2018	10.342147	9.689003	-6.32%	0
2017	10.106621	10.342147	2.33%	0
2016	10.289133	10.106621	-1.77%	0
2015	10.235413	10.289133	0.52%	0
2014	9.908546	10.235413	3.30%	72
2013*	10.000000	9.908546	-0.91%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.736154	16.564406	5.26%	0
2019	13.132836	15.736154	19.82%	0
2018	14.490535	13.132836	-9.37%	0
2017	12.759544	14.490535	13.57%	0
2016	11.711920	12.759544	8.94%	0
2015	11.945763	11.711920	-1.96%	0
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.831177	29.769213	30.39%	0
2019	17.431313	22.831177	30.98%	0
2018	19.012565	17.431313	-8.32%	0
2017	15.450683	19.012565	23.05%	0
2016	14.406995	15.450683	7.24%	0
2015	14.608358	14.406995	-1.38%	0
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.408664	21.567561	11.12%	0
2019	16.371961	19.408664	18.55%	0
2018	17.596727	16.371961	-6.96%	0
2017	15.585496	17.596727	12.90%	0
2016	14.618570	15.585496	6.61%	0
2015	14.795255	14.618570	-1.19%	0
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.192692	22.315073	0.55%	0
2019	18.171272	22.192692	22.13%	0
2018	20.600789	18.171272	-11.79%	0
2017	18.184579	20.600789	13.29%	0
2016	15.013214	18.184579	21.12%	0
2015	15.961248	15.013214	-5.94%	0
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.649932	21.327442	3.28%	0
2019	18.728754	20.649932	10.26%	0
2018	19.792619	18.728754	-5.38%	0
2017	18.875928	19.792619	4.86%	0
2016	16.273059	18.875928	15.99%	0
2015	17.165883	16.273059	-5.20%	0
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.681166	23.146476	-2.26%	0
2019	19.573750	23.681166	20.98%	0
2018	22.709157	19.573750	-13.81%	0
2017	22.186909	22.709157	2.35%	0
2016	17.754538	22.186909	24.96%	0
2015	19.263307	17.754538	-7.83%	0
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.198829	24.911588	2.95%	0
2019	19.350754	24.198829	25.05%	0
2018	22.530334	19.350754	-14.11%	0
2017	20.074335	22.530334	12.23%	0
2016	16.045222	20.074335	25.11%	0
2015	17.441526	16.045222	-8.01%	0
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.240909	28.937687	30.11%	0
2019	17.929427	22.240909	24.05%	0
2018	20.254134	17.929427	-11.48%	0
2017	16.767456	20.254134	20.79%	0
2016	14.973052	16.767456	11.98%	0
2015	15.369203	14.973052	-2.58%	0
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.276046	34.396039	36.08%	0
2019	19.122323	25.276046	32.18%	0
2018	20.106359	19.122323	-4.89%	0
2017	15.656663	20.106359	28.42%	0
2016	14.589934	15.656663	7.31%	0
2015	14.012755	14.589934	4.12%	0
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.152483	33.935373	40.50%	0
2019	17.893600	24.152483	34.98%	0
2018	18.812443	17.893600	-4.88%	355
2017	14.967187	18.812443	25.69%	683
2016	14.827526	14.967187	0.94%	730
2015	14.306525	14.827526	3.64%	737
2014	13.366845	14.306525	7.03%	743
2013	9.663996	13.366845	38.32%	788
2012*	10.000000	9.663996	-3.36%	724
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.688962	33.200532	40.15%	0
2019	17.592581	23.688962	34.65%	0
2018	18.547158	17.592581	-5.15%	0
2017	14.792671	18.547158	25.38%	0
2016	14.690681	14.792671	0.69%	0
2015	14.209216	14.690681	3.39%	0
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.085516	51.344260	34.81%	0
2019	28.332048	38.085516	34.43%	0
2018	30.451986	28.332048	-6.96%	0
2017	24.324725	30.451986	25.19%	0
2016	25.199242	24.324725	-3.47%	0
2015	24.657418	25.199242	2.20%	0
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	25.647940	28.820726	12.37%	0
2019	20.149542	25.647940	27.29%	0
2018	22.533601	20.149542	-10.58%	0
2017	20.171898	22.533601	11.71%	0
2016	18.534496	20.171898	8.83%	0
2015	19.928529	18.534496	-7.00%	0
2014	18.670111	19.928529	6.74%	0
2013	14.635254	18.670111	27.57%	0
2012	13.020889	14.635254	12.40%	0
2011	13.200378	13.020889	-1.36%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.487311	54.832236	38.86%	3,000
2019	28.707281	39.487311	37.55%	3,609
2018	30.971499	28.707281	-7.31%	4,967
2017	24.363511	30.971499	27.12%	6,349
2016	24.120488	24.363511	1.01%	6,709
2015	22.923800	24.120488	5.22%	6,882
2014	21.955792	22.923800	4.41%	7,983
2013	16.358392	21.955792	34.22%	9,067
2012	14.233377	16.358392	14.93%	10,857
2011	14.264164	14.233377	-0.22%	11,211
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.662362	46.62%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.180783	18.645068	8.52%	0
2019	14.461844	17.180783	18.80%	0
2018	16.192433	14.461844	-10.69%	448
2017	14.775195	16.192433	9.59%	735
2016	13.002612	14.775195	13.63%	732
2015	13.483152	13.002612	-3.56%	745
2014	12.528826	13.483152	7.62%	709
2013	10.140189	12.528826	23.56%	672
2012	9.126312	10.140189	11.11%	636
2011*	10.000000	9.126312	-8.74%	597

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.295448	35.646280	25.98%	8,410
2019	21.753274	28.295448	30.07%	10,581
2018	25.387589	21.753274	-14.32%	11,509
2017	18.820397	25.387589	34.89%	14,200
2016	19.051988	18.820397	-1.22%	17,691
2015	18.570503	19.051988	2.59%	20,355
2014	18.393482	18.570503	0.96%	23,801
2013	14.638367	18.393482	25.65%	6,395
2012	12.230733	14.638367	19.69%	9,411
2011	13.511686	12.230733	-9.48%	9,533
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	16.081296	13.917044	-13.46%	0
2019	13.246430	16.081296	21.40%	0
2018	14.301668	13.246430	-7.38%	0
2017	12.816996	14.301668	11.58%	0
2016	12.725764	12.816996	0.72%	0
2015	13.087102	12.725764	-2.76%	0
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.155853	11.385271	2.06%	398
2019	10.200735	11.155853	9.36%	358
2018	10.811266	10.200735	-5.65%	1,761
2017	10.306770	10.811266	4.89%	1,787
2016	9.801797	10.306770	5.15%	1,789
2015	10.160577	9.801797	-3.53%	1,809
2014	10.010249	10.160577	1.50%	1,839
2013	10.155553	10.010249	-1.43%	1,859
2012*	10.000000	10.155553	1.56%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.901460	32.650506	12.97%	0
2019	22.098998	28.901460	30.78%	0
2018	22.190949	22.098998	-0.41%	0
2017	19.410382	22.190949	14.33%	0
2016	22.211004	19.410382	-12.61%	0
2015	21.813589	22.211004	1.82%	0
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.856833	31.342634	12.51%	0
2019	21.951562	27.856833	26.90%	0
2018	26.160133	21.951562	-16.09%	0
2017	21.547272	26.160133	21.41%	0
2016	21.929339	21.547272	-1.74%	0
2015	22.751335	21.929339	-3.61%	0
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.818390	38.032582	12.46%	4,104
2019	25.941449	33.818390	30.36%	4,344
2018	28.535446	25.941449	-9.09%	6,095
2017	24.728665	28.535446	15.39%	8,269
2016	22.445888	24.728665	10.17%	14,562
2015	22.008992	22.445888	1.99%	17,287
2014	20.142898	22.008992	9.26%	20,744
2013	15.487256	20.142898	30.06%	23,529
2012	13.426463	15.487256	15.35%	28,131
2011	13.604887	13.426463	-1.31%	34,435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.692825	17.948779	7.52%	0
2019	13.526111	16.692825	23.41%	0
2018	15.503650	13.526111	-12.76%	0
2017	13.699818	15.503650	13.17%	0
2016	12.265322	13.699818	11.70%	0
2015	12.982605	12.265322	-5.52%	0
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.992244	27.215852	18.37%	916
2019	18.419318	22.992244	24.83%	1,007
2018	20.811886	18.419318	-11.50%	1,037
2017	18.470461	20.811886	12.68%	528
2016	15.851386	18.470461	16.52%	165
2015	17.066987	15.851386	-7.12%	165
2014	15.448253	17.066987	10.48%	165
2013	11.099180	15.448253	39.18%	165
2012	9.531296	11.099180	16.45%	165
2011	9.875060	9.531296	-3.48%	165

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.047363	13.198123	19.47%	1,338
2019	8.747710	11.047363	26.29%	0
2018	11.017781	8.747710	-20.60%	0
2017	8.827918	11.017781	24.81%	0
2016	9.193527	8.827918	-3.98%	0
2015	9.034020	9.193527	1.77%	0
2014*	10.000000	9.034020	-9.66%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.891470	36.969187	12.40%	255
2019	27.365082	32.891470	20.20%	280
2018	29.322403	27.365082	-6.68%	523
2017	25.117748	29.322403	16.74%	555
2016	26.118452	25.117748	-3.83%	591
2015	28.872336	26.118452	-9.54%	934
2014	30.878453	28.872336	-6.50%	1,560
2013	25.001652	30.878453	23.51%	3,872
2012	21.255696	25.001652	17.62%	3,409
2011	23.207443	21.255696	-8.41%	4,627
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.274937	31.682529	4.65%	295
2019	27.586066	30.274937	9.75%	365
2018	28.555333	27.586066	-3.39%	642
2017	27.119231	28.555333	5.30%	752
2016	23.647638	27.119231	14.68%	859
2015	25.626099	23.647638	-7.72%	991
2014	25.478339	25.626099	0.58%	1,599
2013	23.361117	25.478339	9.06%	677
2012	19.950532	23.361117	17.10%	301
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.309025	57.810281	47.07%	110
2019	28.872303	39.309025	36.15%	164
2018	29.271805	28.872303	-1.36%	225
2017	23.370463	29.271805	25.25%	242
2016	22.312856	23.370463	4.74%	310
2015	23.993590	22.312856	-7.00%	375
2014	22.536144	23.993590	6.47%	432
2013	17.572163	22.536144	28.25%	0
2012	15.678162	17.572163	12.08%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.584048	11.517367	8.82%	8,079
2019	9.813037	10.584048	7.86%	7,455
2018	10.072568	9.813037	-2.58%	7,398
2017	9.873813	10.072568	2.01%	7,483
2016	9.786097	9.873813	0.90%	5,613
2015*	10.000000	9.786097	-2.14%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	29.040899	39.852338	37.23%	11,971
2019	21.500111	29.040899	35.07%	10,420
2018	21.416781	21.500111	0.39%	10,658
2017	16.691275	21.416781	28.31%	12,578
2016	16.588300	16.691275	0.62%	11,756
2015	15.014462	16.588300	10.48%	14,500
2014	14.024644	15.014462	7.06%	15,232
2013	10.856244	14.024644	29.19%	16,930
2012	8.880743	10.856244	22.24%	19,215
2011	9.668653	8.880743	-8.15%	22,011
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.998471	26.776549	48.77%	9,776
2019	12.591870	17.998471	42.94%	6,809
2018	12.643718	12.591870	-0.41%	7,755
2017	8.839535	12.643718	43.04%	8,004
2016	7.866075	8.839535	12.38%	7,980
2015	7.615877	7.866075	3.29%	8,642
2014	7.056562	7.615877	7.93%	9,215
2013	5.280623	7.056562	33.63%	8,889
2012	4.490449	5.280623	17.60%	12,873
2011	4.980700	4.490449	-9.84%	6,733
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.107126	16.154667	14.51%	7,949
2019	11.280316	14.107126	25.06%	8,882
2018	13.468418	11.280316	-16.25%	9,591
2017	10.431798	13.468418	29.11%	15,734
2016	11.328696	10.431798	-7.92%	16,175
2015	12.586081	11.328696	-9.99%	23,591
2014	14.507498	12.586081	-13.24%	25,140
2013	12.861711	14.507498	12.80%	24,924
2012	11.513892	12.861711	11.71%	28,483
2011	17.240704	11.513892	-33.22%	9,699
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.972529	33.654898	-0.93%	1,475
2019	27.153391	33.972529	25.11%	1,540
2018	31.206828	27.153391	-12.99%	1,759
2017	27.791304	31.206828	12.29%	1,772
2016	24.548838	27.791304	13.21%	1,595
2015	25.550631	24.548838	-3.92%	1,595
2014	22.489605	25.550631	13.61%	1,595
2013	17.222596	22.489605	30.58%	1,595
2012	14.496111	17.222596	18.81%	1,666
2011	14.375991	14.496111	0.84%	1,666

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.515403	10.246346	-2.56%	757
2019	9.017872	10.515403	16.61%	931
2018	11.219280	9.017872	-19.62%	1,802
2017	8.892220	11.219280	26.17%	1,844
2016	7.459024	8.892220	19.21%	502
2015	9.453265	7.459024	-21.10%	502
2014*	10.000000	9.453265	-5.47%	1,808
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.687367	11.331848	6.03%	0
2019	9.988137	10.687367	7.00%	0
2018	10.225381	9.988137	-2.32%	0
2017	9.974307	10.225381	2.52%	0
2016*	10.000000	9.974307	-0.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.768461	32.716692	43.69%	72
2019	16.328658	22.768461	39.44%	56
2018	16.834036	16.328658	-3.00%	0
2017	13.500207	16.834036	24.69%	0
2016	12.571407	13.500207	7.39%	0
2015	13.016285	12.571407	-3.42%	0
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.342543	24.799854	1.88%	2,425
2019	19.044030	24.342543	27.82%	2,677
2018	21.525672	19.044030	-11.53%	2,767
2017	18.584291	21.525672	15.83%	2,884
2016	16.548660	18.584291	12.30%	1,956
2015	16.924707	16.548660	-2.22%	2,134
2014	15.560123	16.924707	8.77%	2,505
2013	11.626455	15.560123	33.83%	2,629
2012	10.165434	11.626455	14.37%	4,081
2011	10.347324	10.165434	-1.76%	9,461
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.857973	12.378022	14.00%	0
2019*	10.000000	10.857973	8.58%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.306936	26.465825	18.64%	149
2019	17.986606	22.306936	24.02%	5,139
2018	20.188010	17.986606	-10.90%	5,213
2017	16.127752	20.188010	25.18%	5,464
2016	15.735157	16.127752	2.50%	6,053
2015	14.994719	15.735157	4.94%	5,677
2014	15.022071	14.994719	-0.18%	2,851
2013	11.924574	15.022071	25.98%	3,681
2012	10.421665	11.924574	14.42%	1,032
2011	10.749702	10.421665	-3.05%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.322419	33.22%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.634890	36.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.981517	15.940028	6.40%	465
2019	13.689407	14.981517	9.44%	496
2018	13.961638	13.689407	-1.95%	526
2017	13.313827	13.961638	4.87%	560
2016	12.711875	13.313827	4.74%	592
2015	12.963713	12.711875	-1.94%	623
2014	12.177871	12.963713	6.45%	657
2013	12.377498	12.177871	-1.61%	690
2012	11.459146	12.377498	8.01%	725
2011	10.989038	11.459146	4.28%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	51.403296	53.548296	4.17%	170
2019	45.583743	51.403296	12.77%	178
2018	49.634750	45.583743	-8.16%	188
2017	45.836017	49.634750	8.29%	444
2016	42.004623	45.836017	9.12%	451
2015	43.038039	42.004623	-2.40%	491
2014	42.364681	43.038039	1.59%	1,578
2013	47.038503	42.364681	-9.94%	1,648
2012	40.402661	47.038503	16.42%	1,972
2011	38.243765	40.402661	5.65%	2,282
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.896420	11.573176	-2.72%	0
2019	9.426266	11.896420	26.21%	0
2018	10.369174	9.426266	-9.09%	0
2017	9.334432	10.369174	11.09%	0
2016	8.225852	9.334432	13.48%	0
2015*	10.000000	8.225852	-17.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.722825	21.591646	9.48%	0
2019	16.967414	19.722825	16.24%	0
2018	18.388132	16.967414	-7.73%	0
2017	16.044987	18.388132	14.60%	0
2016	15.397083	16.044987	4.21%	0
2015	16.665713	15.397083	-7.61%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.957599	24.735943	12.65%	0
2019	17.940717	21.957599	22.39%	0
2018	19.584804	17.940717	-8.39%	0
2017	16.884148	19.584804	16.00%	0
2016	15.410161	16.884148	9.57%	0
2015	16.818536	15.410161	-8.37%	0
2014	17.399171	16.818536	-3.34%	0
2013	13.362779	17.399171	30.21%	0
2012	11.040989	13.362779	21.03%	0
2011	11.288956	11.040989	-2.20%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.194143	34.577879	49.08%	2,313
2019	17.649093	23.194143	31.42%	3,433
2018	21.405778	17.649093	-17.55%	3,504
2017	17.242886	21.405778	24.14%	5,785
2016	17.848087	17.242886	-3.39%	6,636
2015	18.172462	17.848087	-1.78%	7,121
2014	18.599336	18.172462	-2.30%	7,555
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.116017	22.236549	10.54%	30,057
2019	16.874092	20.116017	19.21%	40,279
2018	17.993503	16.874092	-6.22%	38,134
2017	15.743451	17.993503	14.29%	38,928
2016	14.633287	15.743451	7.59%	33,171
2015	14.681544	14.633287	-0.33%	37,724
2014	14.167869	14.681544	3.63%	20,482
2013	11.643296	14.167869	21.68%	20,151
2012	10.194744	11.643296	14.21%	20,477
2011	10.233657	10.194744	-0.38%	37,213

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.576647	13.555886	7.79%	2,817
2019	11.691981	12.576647	7.57%	3,605
2018	11.975369	11.691981	-2.37%	4,156
2017	11.755127	11.975369	1.87%	4,167
2016	11.602023	11.755127	1.32%	4,891
2015	11.782059	11.602023	-1.53%	3,718
2014	11.371131	11.782059	3.61%	3,728
2013	11.825276	11.371131	-3.84%	4,288
2012	11.414478	11.825276	3.60%	5,568
2011	10.938320	11.414478	4.35%	8,151
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.823024	31.833368	28.24%	1,723
2019	18.660159	24.823024	33.03%	1,600
2018	20.874217	18.660159	-10.61%	1,641
2017	16.147843	20.874217	29.27%	3,032
2016	16.329379	16.147843	-1.11%	3,167
2015	15.528434	16.329379	5.16%	4,436
2014	15.449373	15.528434	0.51%	4,457
2013	12.167775	15.449373	26.97%	4,477
2012	10.098071	12.167775	20.50%	4,663
2011	11.281017	10.098071	-10.49%	4,804
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.704750	39.931038	49.53%	5,824
2019	20.766984	26.704750	28.59%	5,617
2018	21.181094	20.766984	-1.96%	8,707
2017	16.791655	21.181094	26.14%	9,858
2016	15.598415	16.791655	7.65%	8,588
2015	14.849473	15.598415	5.04%	8,727
2014	13.922005	14.849473	6.66%	8,382
2013	10.882845	13.922005	27.93%	8,520
2012	9.392119	10.882845	15.87%	8,315
2011	9.983628	9.392119	-5.92%	8,496
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.253596	23.720741	11.61%	2,608
2019	17.135394	21.253596	24.03%	2,608
2018	17.750206	17.135394	-3.46%	5,126
2017	14.749250	17.750206	20.35%	5,126
2016	13.451569	14.749250	9.65%	4,638
2015	13.482238	13.451569	-0.23%	4,727
2014	12.392386	13.482238	8.79%	11,850
2013	9.442516	12.392386	31.24%	12,293
2012	8.172677	9.442516	15.54%	11,852
2011	8.469447	8.172677	-3.50%	8,483

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.135272	21.707445	2.71%	2,688
2019	19.615206	21.135272	7.75%	2,881
2018	20.352245	19.615206	-3.62%	4,210
2017	19.391796	20.352245	4.95%	5,452
2016	18.082928	19.391796	7.24%	6,584
2015	18.866403	18.082928	-4.15%	6,925
2014	18.400284	18.866403	2.53%	8,200
2013	18.854634	18.400284	-2.41%	9,271
2012	17.018800	18.854634	10.79%	12,345
2011	16.336106	17.018800	4.18%	15,112
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	31.696021	34.523283	8.92%	2,670
2019	24.835112	31.696021	27.63%	3,122
2018	25.164815	24.835112	-1.31%	3,140
2017	21.153807	25.164815	18.96%	3,688
2016	19.240360	21.153807	9.94%	4,587
2015	19.313128	19.240360	-0.38%	6,891
2014	17.447950	19.313128	10.69%	11,110
2013	13.483928	17.447950	29.40%	13,211
2012	11.961658	13.483928	12.73%	19,985
2011	12.055137	11.961658	-0.78%	24,283
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	28.462431	29.111922	2.28%	1,014
2019	22.651012	28.462431	25.66%	1,081
2018	24.746720	22.651012	-8.47%	1,333
2017	21.247920	24.746720	16.47%	1,483
2016	18.260705	21.247920	16.36%	1,996
2015	19.744965	18.260705	-7.52%	2,836
2014	18.324947	19.744965	7.75%	7,511
2013	13.687848	18.324947	33.88%	8,852
2012	11.706913	13.687848	16.92%	8,440
2011	12.143143	11.706913	-3.59%	10,518
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.089034	13.667587	13.06%	0
2019	10.655731	12.089034	13.45%	0
2018	11.796121	10.655731	-9.67%	0
2017	10.090912	11.796121	16.90%	0
2016*	10.000000	10.090912	0.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.974525	18.858048	11.10%	0
2019	13.873875	16.974525	22.35%	0
2018	15.750078	13.873875	-11.91%	0
2017	13.319781	15.750078	18.25%	0
2016	12.453193	13.319781	6.96%	0
2015	12.842453	12.453193	-3.03%	0
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.233026	16.490395	8.25%	0
2019	13.284350	15.233026	14.67%	0
2018	14.355133	13.284350	-7.46%	0
2017	12.979469	14.355133	10.60%	0
2016	12.392966	12.979469	4.73%	0
2015	12.690633	12.392966	-2.35%	0
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	544
2012	9.938199	10.893639	9.61%	0
2011	10.206099	9.938199	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.405099	18.048537	10.02%	0
2019	13.823294	16.405099	18.68%	0
2018	15.250834	13.823294	-9.36%	0
2017	13.342302	15.250834	14.30%	0
2016	12.595360	13.342302	5.93%	0
2015	12.933092	12.595360	-2.61%	3,738
2014	12.515531	12.933092	3.34%	4,002
2013	10.458384	12.515531	19.67%	4,256
2012	9.324356	10.458384	12.16%	4,538
2011	9.784260	9.324356	-4.70%	4,878
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.341246	14.167638	6.19%	4,957
2019	12.213702	13.341246	9.23%	5,328
2018	12.706472	12.213702	-3.88%	5,699
2017	12.103767	12.706472	4.98%	6,096
2016	11.722026	12.103767	3.26%	6,487
2015	11.964218	11.722026	-2.02%	6,894
2014	11.730417	11.964218	1.99%	7,583
2013	11.326218	11.730417	3.57%	8,013
2012	10.675245	11.326218	6.10%	4,134
2011	10.665062	10.675245	0.10%	4,313

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.562511	13.024332	3.68%	0
2019	11.179328	12.562511	12.37%	0
2018	12.181625	11.179328	-8.23%	0
2017	10.753745	12.181625	13.28%	0
2016	10.321485	10.753745	4.19%	0
2015	10.926615	10.321485	-5.54%	0
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.069077	13.848486	5.96%	0
2019	11.472669	13.069077	13.91%	0
2018	12.509431	11.472669	-8.29%	0
2017	10.759508	12.509431	16.26%	0
2016	10.263252	10.759508	4.84%	9,489
2015	10.931527	10.263252	-6.11%	9,821
2014	10.964383	10.931527	-0.30%	10,141
2013*	10.000000	10.964383	9.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.870608	17.338733	9.25%	0
2019	13.610151	15.870608	16.61%	0
2018	14.842214	13.610151	-8.30%	0
2017	13.194055	14.842214	12.49%	0
2016	12.523394	13.194055	5.36%	0
2015	12.825049	12.523394	-2.35%	0
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	13,686
2011	9.995903	9.636061	-3.60%	9,431
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.674856	18.475870	10.80%	0
2019	13.821761	16.674856	20.64%	0
2018	15.475540	13.821761	-10.69%	0
2017	13.279313	15.475540	16.54%	0
2016	12.504478	13.279313	6.20%	0
2015	12.863113	12.504478	-2.79%	368
2014	12.463956	12.863113	3.20%	980
2013	10.161260	12.463956	22.66%	885
2012	8.984882	10.161260	13.09%	780
2011	9.549068	8.984882	-5.91%	1,067

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.698404	15.820996	7.64%	439
2019	13.028691	14.698404	12.82%	473
2018	13.861507	13.028691	-6.01%	505
2017	12.780176	13.861507	8.46%	542
2016	12.215391	12.780176	4.62%	576
2015	12.509532	12.215391	-2.35%	612
2014	12.177203	12.509532	2.73%	650
2013	11.091106	12.177203	9.79%	687
2012	10.211873	11.091106	8.61%	721
2011	10.374143	10.211873	-1.56%	756
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.747074	16.347407	3.81%	301
2019	14.183448	15.747074	11.02%	438
2018	17.045717	14.183448	-16.79%	569
2017	14.072567	17.045717	21.13%	5,770
2016	14.100165	14.072567	-0.20%	5,964
2015	14.866112	14.100165	-5.15%	5,964
2014	16.397851	14.866112	-9.34%	6,118
2013	13.833939	16.397851	18.53%	6,359
2012	11.723024	13.833939	18.01%	6,359
2011	13.562540	11.723024	-13.56%	8,277
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.749958	17.50%	1,431
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.939342	14.722854	5.62%	0
2019	12.963581	13.939342	7.53%	90
2018	13.190558	12.963581	-1.72%	91
2017	12.800991	13.190558	3.04%	95
2016	12.310967	12.800991	3.98%	651
2015	12.563599	12.310967	-2.01%	769
2014	12.116550	12.563599	3.69%	995
2013	12.515375	12.116550	-3.19%	848
2012	11.768140	12.515375	6.35%	848
2011	11.185077	11.768140	5.21%	1,260
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.425686	15.525291	7.62%	2,063
2019	13.336247	14.425686	8.17%	1,038
2018	13.712184	13.336247	-2.74%	1,559
2017	13.387989	13.712184	2.42%	1,418
2016	13.125979	13.387989	2.00%	1,250
2015	13.368004	13.125979	-1.81%	1,255
2014	12.913677	13.368004	3.52%	1,470
2013	13.357432	12.913677	-3.32%	1,470
2012	12.634477	13.357432	5.72%	1,571
2011	12.070481	12.634477	4.67%	2,651

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.619652	10.873829	2.39%	0
2019	10.094700	10.619652	5.20%	0
2018*	10.000000	10.094700	0.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.878118	28.938254	11.83%	2,977
2019	21.325654	25.878118	21.35%	3,141
2018	26.165403	21.325654	-18.50%	3,247
2017	18.733822	26.165403	39.67%	3,304
2016	17.620188	18.733822	6.32%	3,520
2015	21.251769	17.620188	-17.09%	4,727
2014	22.786437	21.251769	-6.74%	5,350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.344697	27.566332	4.64%	3,638
2019	23.262621	26.344697	13.25%	4,444
2018	24.299451	23.262621	-4.27%	5,384
2017	23.060438	24.299451	5.37%	6,161
2016	20.466076	23.060438	12.68%	5,652
2015	21.290775	20.466076	-3.87%	5,948
2014	21.034732	21.290775	1.22%	7,817
2013	19.904116	21.034732	5.68%	3,674
2012	17.604300	19.904116	13.06%	3,717
2011	17.179754	17.604300	2.47%	3,851
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.075908	17.879108	4.70%	13,623
2019	16.280002	17.075908	4.89%	13,622
2018	16.503543	16.280002	-1.35%	21,585
2017	16.378926	16.503543	0.76%	36,924
2016	16.471901	16.378926	-0.56%	39,309
2015	16.707026	16.471901	-1.41%	43,693
2014	16.187452	16.707026	3.21%	50,680
2013	17.093915	16.187452	-5.30%	63,745
2012	16.805888	17.093915	1.71%	78,755
2011	15.874902	16.805888	5.86%	81,097
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.821785	10.707107	-1.06%	75,365
2019	10.772421	10.821785	0.46%	68,262
2018	10.765378	10.772421	0.07%	65,454
2017	10.861004	10.765378	-0.88%	47,563
2016	11.002826	10.861004	-1.29%	58,198
2015	11.147745	11.002826	-1.30%	44,354
2014	11.294573	11.147745	-1.30%	50,790
2013	11.443331	11.294573	-1.30%	83,930
2012	11.594459	11.443331	-1.30%	99,599
2011	11.746742	11.594459	-1.30%	135,568

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.340125	17.409599	6.55%	289
2019	13.897909	16.340125	17.57%	276
2018	16.476336	13.897909	-15.65%	3,502
2017	13.097133	16.476336	25.80%	4,585
2016	13.154850	13.097133	-0.44%	4,528
2015	13.748426	13.154850	-4.32%	4,919
2014	13.992261	13.748426	-1.74%	5,050
2013	12.031039	13.992261	16.30%	2,089
2012	10.544124	12.031039	14.10%	2,099
2011	11.838799	10.544124	-10.94%	2,287
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.837582	12.516395	5.73%	318
2019	9.895458	11.837582	19.63%	327
2018	11.675954	9.895458	-15.25%	279
2017	9.504772	11.675954	22.84%	304
2016	9.579509	9.504772	-0.78%	617
2015	9.842403	9.579509	-2.67%	363
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	59
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.255934	29.235945	11.35%	8,476
2019	21.499479	26.255934	22.12%	8,257
2018	23.900613	21.499479	-10.05%	8,030
2017	20.446358	23.900613	16.89%	8,846
2016	18.923306	20.446358	8.05%	8,565
2015	19.365849	18.923306	-2.29%	8,227
2014	18.689197	19.365849	3.62%	7,897
2013	14.880689	18.689197	25.59%	8,064
2012	13.008386	14.880689	14.39%	14,522
2011	13.718712	13.008386	-5.18%	17,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.835814	20.339659	7.98%	0
2019	16.545599	18.835814	13.84%	0
2018	17.619165	16.545599	-6.09%	516
2017	16.062681	17.619165	9.69%	516
2016	15.308822	16.062681	4.92%	516
2015	15.537445	15.308822	-1.47%	516
2014	15.051921	15.537445	3.23%	516
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	95

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.945642	25.278722	10.17%	2,765
2019	19.382820	22.945642	18.38%	2,765
2018	20.998256	19.382820	-7.69%	2,765
2017	18.530018	20.998256	13.32%	2,765
2016	17.424857	18.530018	6.34%	2,765
2015	17.748766	17.424857	-1.82%	2,765
2014	17.091735	17.748766	3.84%	2,765
2013	14.491720	17.091735	17.94%	2,765
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.778108	16.618746	5.33%	8,799
2019	14.594620	15.778108	8.11%	8,803
2018	15.059473	14.594620	-3.09%	9,269
2017	14.436880	15.059473	4.31%	9,959
2016	14.028384	14.436880	2.91%	10,095
2015	14.175624	14.028384	-1.04%	10,754
2014	13.824513	14.175624	2.54%	16,888
2013	13.361029	13.824513	3.47%	18,299
2012	12.871264	13.361029	3.81%	28,067
2011	12.669107	12.871264	1.60%	29,358
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.559351	12.961369	3.20%	0
2019	11.261028	12.559351	11.53%	0
2018	12.090316	11.261028	-6.86%	0
2017	10.741921	12.090316	12.55%	0
2016	10.295392	10.741921	4.34%	0
2015	10.780413	10.295392	-4.50%	0
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.150952	13.801360	4.95%	0
2019	11.561261	13.150952	13.75%	0
2018	12.469311	11.561261	-7.28%	0
2017	10.800929	12.469311	15.45%	0
2016	10.231625	10.800929	5.56%	0
2015	10.793271	10.231625	-5.20%	0
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.757603	23.696229	8.91%	46,834
2019	18.721954	21.757603	16.21%	49,661
2018	20.112294	18.721954	-6.91%	56,796
2017	18.043956	20.112294	11.46%	61,679
2016	17.062222	18.043956	5.75%	67,612
2015	17.344999	17.062222	-1.63%	70,357
2014	16.707801	17.344999	3.81%	78,682
2013	14.514442	16.707801	15.11%	88,664
2012	13.271179	14.514442	9.37%	89,868
2011	13.451045	13.271179	-1.34%	96,620
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.699720	27.384205	10.87%	7,576
2019	20.541262	24.699720	20.24%	8,671
2018	22.556159	20.541262	-8.93%	11,497
2017	19.585756	22.556159	15.17%	11,468
2016	18.291615	19.585756	7.08%	13,046
2015	18.668782	18.291615	-2.02%	15,163
2014	18.021349	18.668782	3.59%	18,933
2013	14.919941	18.021349	20.79%	23,100
2012	13.288387	14.919941	12.28%	29,933
2011	13.755584	13.288387	-3.40%	42,314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.934030	20.286192	7.14%	1,639
2019	16.904197	18.934030	12.01%	1,724
2018	17.792058	16.904197	-4.99%	1,798
2017	16.505393	17.792058	7.80%	2,674
2016	15.819996	16.505393	4.33%	3,027
2015	16.033270	15.819996	-1.33%	5,106
2014	15.509387	16.033270	3.38%	13,105
2013	14.221146	15.509387	9.06%	17,553
2012	13.336642	14.221146	6.63%	25,666
2011	13.238865	13.336642	0.74%	25,916
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.473601	11.073939	5.73%	0
2019*	10.000000	10.473601	4.74%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.774452	12.310378	14.26%	0
2019*	10.000000	10.774452	7.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.971652	30.779936	28.40%	1,316
2019	18.606762	23.971652	28.83%	1,426
2018	19.451750	18.606762	-4.34%	1,471
2017	15.135607	19.451750	28.52%	1,568
2016	15.005825	15.135607	0.86%	2,761
2015	14.698653	15.005825	2.09%	2,942
2014	13.484981	14.698653	9.00%	4,629
2013	10.139854	13.484981	32.99%	5,836
2012	8.829654	10.139854	14.84%	6,323
2011	9.213458	8.829654	-4.17%	8,602
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.156638	13.906517	5.70%	0
2019	11.204442	13.156638	17.42%	0
2018	11.927824	11.204442	-6.06%	0
2017	10.280032	11.927824	16.03%	0
2016	9.594931	10.280032	7.14%	0
2015	9.944781	9.594931	-3.52%	0
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.139071	15.985412	5.59%	0
2019	12.574287	15.139071	20.40%	0
2018	13.077557	12.574287	-3.85%	0
2017	10.887163	13.077557	20.12%	0
2016	10.023328	10.887163	8.62%	0
2015	10.140998	10.023328	-1.16%	0
2014*	10.000000	10.140998	1.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	40.178673	47.150494	17.35%	29,532
2019	29.580755	40.178673	35.83%	42,687
2018	30.358968	29.580755	-2.56%	50,641
2017	24.159142	30.358968	25.66%	57,071
2016	23.618552	24.159142	2.29%	67,263
2015	22.769969	23.618552	3.73%	71,555
2014	21.203967	22.769969	7.39%	82,638
2013	15.715168	21.203967	34.93%	88,178
2012	13.415824	15.715168	17.14%	99,990
2011	13.902694	13.415824	-3.50%	121,255

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.783854	30.837224	0.17%	6,226
2019	24.567497	30.783854	25.30%	13,853
2018	27.460033	24.567497	-10.53%	15,405
2017	25.599792	27.460033	7.27%	20,121
2016	21.534658	25.599792	18.88%	24,660
2015	22.792819	21.534658	-5.52%	27,818
2014	20.414865	22.792819	11.65%	30,047
2013	15.681451	20.414865	30.18%	34,758
2012	13.856715	15.681451	13.17%	40,564
2011	13.948645	13.856715	-0.66%	45,178
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.808329	18.08%	12,351
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.803745	18.04%	1,118
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	61.831690	69.031664	11.64%	4,871
2019	49.857026	61.831690	24.02%	6,618
2018	57.007291	49.857026	-12.54%	8,762
2017	49.884632	57.007291	14.28%	9,526
2016	42.015243	49.884632	18.73%	9,756
2015	43.675478	42.015243	-3.80%	10,565
2014	40.441032	43.675478	8.00%	11,888
2013	30.796005	40.441032	31.32%	12,524
2012	26.561458	30.796005	15.94%	18,398
2011	27.613148	26.561458	-3.81%	18,988
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.843465	22.288431	-2.43%	11,452
2019	18.687973	22.843465	22.24%	14,447
2018	21.803904	18.687973	-14.29%	14,101
2017	19.404857	21.803904	12.36%	15,813
2016	16.718352	19.404857	16.07%	18,924
2015	17.441873	16.718352	-4.15%	19,944
2014	15.101350	17.441873	15.50%	20,743
2013	11.276879	15.101350	33.91%	22,573
2012	9.820513	11.276879	14.83%	23,903
2011	10.186047	9.820513	-3.59%	28,704

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	35.480188	49.337791	39.06%	1,716
2019	26.487970	35.480188	33.95%	1,834
2018	29.153665	26.487970	-9.14%	2,260
2017	23.643343	29.153665	23.31%	2,522
2016	22.117092	23.643343	6.90%	2,466
2015	22.240245	22.117092	-0.55%	3,667
2014	21.916969	22.240245	1.48%	3,746
2013	15.389494	21.916969	42.42%	4,371
2012	13.745569	15.389494	11.96%	4,883
2011	14.017124	13.745569	-1.94%	5,545
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	62.473661	64.838496	3.79%	1,431
2019	53.190018	62.473661	17.45%	1,589
2018	64.896893	53.190018	-18.04%	2,445
2017	60.285421	64.896893	7.65%	3,216
2016	48.499920	60.285421	24.30%	3,569
2015	52.287792	48.499920	-7.24%	3,993
2014	49.500513	52.287792	5.63%	4,254
2013	35.720804	49.500513	38.58%	5,392
2012	30.048777	35.720804	18.88%	6,531
2011	32.069864	30.048777	-6.30%	6,633
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	57.954451	70.179679	21.09%	5,665
2019	46.731888	57.954451	24.01%	8,527
2018	54.198530	46.731888	-13.78%	8,839
2017	48.384461	54.198530	12.02%	9,099
2016	39.908058	48.384461	21.24%	11,336
2015	41.105889	39.908058	-2.91%	11,670
2014	41.310578	41.105889	-0.50%	13,546
2013	29.703615	41.310578	39.08%	14,883
2012	26.056338	29.703615	14.00%	16,029
2011	27.952739	26.056338	-6.78%	17,292
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.330765	23.906203	12.07%	2,784
2019	16.874684	21.330765	26.41%	2,789
2018	17.953826	16.874684	-6.01%	2,829
2017	14.568649	17.953826	23.24%	13,163
2016	12.992707	14.568649	12.13%	18,413
2015	13.307515	12.992707	-2.37%	20,796
2014	12.648079	13.307515	5.21%	20,866
2013	8.910183	12.648079	41.95%	20,667
2012	7.719903	8.910183	15.42%	26,115
2011	8.849604	7.719903	-12.77%	28,490

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.069844	17.986435	11.93%	0
2019	12.711335	16.069844	26.42%	0
2018	13.558649	12.711335	-6.25%	0
2017	11.010506	13.558649	23.14%	0
2016*	10.000000	11.010506	10.11%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.075677	24.699783	11.89%	0
2019	17.750075	22.075677	24.37%	74
2018	19.090671	17.750075	-7.02%	75
2017	16.305544	19.090671	17.08%	80
2016	15.002665	16.305544	8.68%	697
2015	15.249664	15.002665	-1.62%	697
2014	13.969381	15.249664	9.16%	965
2013	10.199373	13.969381	36.96%	1,404
2012	9.268273	10.199373	10.05%	1,404
2011	9.698486	9.268273	-4.44%	2,808
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.370346	17.154863	-6.62%	4,844
2019	14.240209	18.370346	29.00%	5,034
2018	15.017905	14.240209	-5.18%	5,804
2017	14.286910	15.017905	5.12%	8,556
2016	13.483703	14.286910	5.96%	10,152
2015	14.434619	13.483703	-6.59%	10,670
2014	11.347081	14.434619	27.21%	15,095
2013	11.156789	11.347081	1.71%	19,811
2012	9.762846	11.156789	14.28%	20,758
2011	9.287398	9.762846	5.12%	23,896
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.294932	32.95%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.749103	24.135179	16.32%	4,477
2019	16.067288	20.749103	29.14%	1,026
2018	17.114133	16.067288	-6.12%	1,140
2017	14.303136	17.114133	19.65%	1,194
2016	13.008544	14.303136	9.95%	0
2015	13.056769	13.008544	-0.37%	0
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.755725	10.916543	1.50%	236
2019	10.469473	10.755725	2.73%	236
2018	10.521816	10.469473	-0.50%	861
2017	10.494294	10.521816	0.26%	1,070
2016	10.373648	10.494294	1.16%	2,042
2015	10.546244	10.373648	-1.64%	2,267
2014	10.632633	10.546244	-0.81%	2,385
2013	10.761332	10.632633	-1.20%	4,378
2012	10.532312	10.761332	2.17%	2,998
2011	10.533921	10.532312	-0.02%	3,064
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.669232	20.808571	17.77%	248
2019	14.326130	17.669232	23.34%	131
2018	16.373188	14.326130	-12.50%	0
2017	14.528012	16.373188	12.70%	0
2016	12.177331	14.528012	19.30%	0
2015	12.970958	12.177331	-6.12%	0
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.990976	38.099819	58.81%	7,338
2019	17.709441	23.990976	35.47%	8,422
2018	19.263830	17.709441	-8.07%	8,980
2017	15.278796	19.263830	26.08%	11,816
2016	14.539443	15.278796	5.09%	13,405
2015	14.758263	14.539443	-1.48%	24,562
2014	14.372720	14.758263	2.68%	33,830
2013	10.480364	14.372720	37.14%	40,625
2012	9.241391	10.480364	13.41%	41,529
2011	9.776372	9.241391	-5.47%	45,859
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.602755	20.136383	37.89%	195
2019	11.167679	14.602755	30.76%	195
2018	12.109801	11.167679	-7.78%	204
2017	9.849517	12.109801	22.95%	216
2016	9.580198	9.849517	2.81%	226
2015*	10.000000	9.580198	-4.20%	237

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.655168	10.880292	2.11%	0
2019	10.411650	10.655168	2.34%	106
2018	10.442933	10.411650	-0.30%	736
2017	10.486639	10.442933	-0.42%	1,539
2016	10.496405	10.486639	-0.09%	906
2015	10.615156	10.496405	-1.12%	926
2014	10.689776	10.615156	-0.70%	2,724
2013	10.764190	10.689776	-0.69%	3,098
2012	10.426179	10.764190	3.24%	3,153
2011	10.532710	10.426179	-1.01%	3,565
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.770170	35.131205	18.01%	2,470
2019	23.960159	29.770170	24.25%	1,867
2018	25.752077	23.960159	-6.96%	1,901
2017	22.030243	25.752077	16.89%	1,940
2016	20.316032	22.030243	8.44%	1,974
2015	20.679506	20.316032	-1.76%	2,007
2014	18.981257	20.679506	8.95%	2,033
2013	13.975804	18.981257	35.82%	2,103
2012	12.759393	13.975804	9.53%	2,174
2011	13.337975	12.759393	-4.34%	1,915
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.974557	12.753513	6.51%	0
2019	10.857233	11.974557	10.29%	3,222
2018	11.634778	10.857233	-6.68%	3,842
2017	10.396674	11.634778	11.91%	3,842
2016	9.329288	10.396674	11.44%	5,932
2015	10.408498	9.329288	-10.37%	6,005
2014	10.497838	10.408498	-0.85%	12,635
2013	10.624494	10.497838	-1.19%	1,084
2012*	10.000000	10.624494	6.24%	1,328
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.031737	12.656698	5.19%	879
2019	10.632313	12.031737	13.16%	0
2018	11.319328	10.632313	-6.07%	0
2017	10.446335	11.319328	8.36%	0
2016	9.348339	10.446335	11.75%	0
2015	9.700922	9.348339	-3.63%	0
2014*	10.000000	9.700922	-2.99%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.099198	13.215187	9.22%	1,516
2019	11.465432	12.099198	5.53%	119
2018	12.110606	11.465432	-5.33%	154
2017	11.080258	12.110606	9.30%	154
2016	10.909064	11.080258	1.57%	154
2015	11.907130	10.909064	-8.38%	154
2014	12.027758	11.907130	-1.00%	2,889
2013	13.042689	12.027758	-7.78%	11,728
2012	12.557857	13.042689	3.86%	11,728
2011	11.735153	12.557857	7.01%	11,760
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.617299	11.797600	1.55%	1,917
2019	11.325917	11.617299	2.57%	366
2018	11.448769	11.325917	-1.07%	713
2017	11.455698	11.448769	-0.06%	738
2016	11.456652	11.455698	-0.01%	888
2015	11.583367	11.456652	-1.09%	978
2014	11.648781	11.583367	-0.56%	2,115
2013	11.829684	11.648781	-1.53%	10,062
2012	11.334165	11.829684	4.37%	19,029
2011	11.368465	11.334165	-0.30%	16,242
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.383453	15.859712	10.26%	0
2019	13.439275	14.383453	7.03%	0
2018	13.925430	13.439275	-3.49%	0
2017	13.609948	13.925430	2.32%	0
2016	13.108785	13.609948	3.82%	0
2015	13.650653	13.108785	-3.97%	0
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.363327	10.447536	0.81%	1,150
2019	10.224159	10.363327	1.36%	291
2018	10.213804	10.224159	0.10%	0
2017	10.114803	10.213804	0.98%	0
2016*	10.000000	10.114803	1.15%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.643878	17.846640	7.23%	0
2019	15.562821	16.643878	6.95%	0
2018	15.853864	15.562821	-1.84%	0
2017	15.308687	15.853864	3.56%	0
2016	15.104120	15.308687	1.35%	0
2015	15.236698	15.104120	-0.87%	0
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.680251	12.511904	7.12%	11,752
2019	10.932460	11.680251	6.84%	7,376
2018	11.148048	10.932460	-1.93%	8,712
2017	10.775420	11.148048	3.46%	9,160
2016	10.642012	10.775420	1.25%	1,816
2015	10.746116	10.642012	-0.97%	1,854
2014	10.452058	10.746116	2.81%	1,902
2013	10.811694	10.452058	-3.33%	3,020
2012	10.004024	10.811694	8.07%	1,332
2011*	10.000000	10.004024	0.04%	597
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.115798	13.404688	10.64%	0
2019	9.808295	12.115798	23.53%	0
2018	12.286680	9.808295	-20.17%	0
2017	9.834084	12.286680	24.94%	0
2016*	10.000000	9.834084	-1.66%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.503863	35.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.902525	29.03%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.872150	18.171456	22.18%	0
2019	12.603867	14.872150	18.00%	0
2018	14.040874	12.603867	-10.23%	0
2017	13.524079	14.040874	3.82%	0
2016	11.445569	13.524079	18.16%	0
2015	13.246627	11.445569	-13.60%	0
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.398632	56.647547	27.59%	1,863
2019	34.971167	44.398632	26.96%	2,109
2018	35.133185	34.971167	-0.46%	2,560
2017	27.959682	35.133185	25.66%	2,568
2016	31.726679	27.959682	-11.87%	2,012
2015	28.580474	31.726679	11.01%	806
2014	22.066684	28.580474	29.52%	713
2013	14.854028	22.066684	48.56%	638
2012	11.488675	14.854028	29.29%	483
2011	10.544560	11.488675	8.95%	483
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	66.774367	77.274739	15.73%	518
2019	51.803932	66.774367	28.90%	529
2018	68.602617	51.803932	-24.49%	663
2017	46.018047	68.602617	49.08%	663
2016	46.574700	46.018047	-1.20%	805
2015	54.865338	46.574700	-15.11%	1,303
2014	55.819633	54.865338	-1.71%	1,679
2013	50.486228	55.819633	10.56%	1,915
2012	39.406309	50.486228	28.12%	2,636
2011	53.762017	39.406309	-26.70%	2,620
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.829420	6.836897	17.28%	0
2019	5.294856	5.829420	10.10%	0
2018	7.495412	5.294856	-29.36%	449
2017	7.746583	7.495412	-3.24%	449
2016	5.472537	7.746583	41.55%	449
2015	8.353783	5.472537	-34.49%	1,035
2014	10.494193	8.353783	-20.40%	633
2013	9.639938	10.494193	8.86%	1,755
2012*	10.000000	9.639938	-3.60%	923
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.737607	34.960601	17.56%	691
2019	26.932678	29.737607	10.41%	701
2018	38.048834	26.932678	-29.22%	711
2017	39.214476	38.048834	-2.97%	872
2016	27.645589	39.214476	41.85%	881
2015	42.087077	27.645589	-34.31%	919
2014	52.711778	42.087077	-20.16%	1,182
2013	48.316428	52.711778	9.10%	1,185
2012	47.351010	48.316428	2.04%	1,189
2011	57.419739	47.351010	-17.54%	123
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.794517	10.489099	-2.83%	0
2019*	10.000000	10.794517	7.95%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.777424	57.275264	55.73%	386
2019	29.850241	36.777424	23.21%	386
2018	29.854838	29.850241	-0.02%	386
2017	24.032522	29.854838	24.23%	386
2016	22.597610	24.032522	6.35%	386
2015	23.574819	22.597610	-4.15%	386
2014	24.342431	23.574819	-3.15%	386
2013	16.416717	24.342431	48.28%	386
2012	15.419739	16.416717	6.47%	477
2011	16.375138	15.419739	-5.83%	701

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.406891	13.868759	3.45%	0
2019	11.793009	13.406891	13.69%	0
2018	12.903356	11.793009	-8.61%	0
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	853
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.820984	8.894305	0.83%	0
2019	7.656240	8.820984	15.21%	0
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.104355	21.455123	1.66%	1,756
2019	17.842166	21.104355	18.28%	1,933
2018	21.353909	17.842166	-16.45%	3,784
2017	19.180591	21.353909	11.33%	3,974
2016	15.579730	19.180591	23.11%	5,202
2015	16.746501	15.579730	-6.97%	3,780
2014	15.581719	16.746501	7.48%	4,120
2013	11.475886	15.581719	35.78%	7,666
2012	9.819678	11.475886	16.87%	6,235
2011	10.893002	9.819678	-9.85%	6,344
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.216082	15.364130	8.08%	10,503
2019	13.232602	14.216082	7.43%	5,632
2018	13.803775	13.232602	-4.14%	5,749
2017	13.496597	13.803775	2.28%	6,099
2016	13.105780	13.496597	2.98%	5,730
2015	13.621321	13.105780	-3.78%	6,349
2014	13.366657	13.621321	1.91%	8,031
2013	14.804972	13.366657	-9.72%	10,592
2012	13.975831	14.804972	5.93%	20,361
2011	12.677558	13.975831	10.24%	22,783
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	31.144335	34.351988	10.30%	13,971
2019	25.470479	31.144335	22.28%	15,568
2018	27.725048	25.470479	-8.13%	17,047
2017	23.324917	27.725048	18.86%	18,366
2016	20.834029	23.324917	11.96%	23,009
2015	22.376880	20.834029	-6.89%	27,067
2014	20.162123	22.376880	10.98%	28,673
2013	15.047642	20.162123	33.99%	30,528
2012	13.293928	15.047642	13.19%	42,775
2011	13.068760	13.293928	1.72%	50,117

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	23.382997	29.037182	24.18%	0
2019	18.457274	23.382997	26.69%	0
2018	22.070757	18.457274	-16.37%	0
2017	17.050842	22.070757	29.44%	0
2016	18.289175	17.050842	-6.77%	0
2015	18.399963	18.289175	-0.60%	0
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.266219	28.222158	-0.16%	8,214
2019	22.185779	28.266219	27.41%	7,568
2018	25.803205	22.185779	-14.02%	7,719
2017	23.416875	25.803205	10.19%	7,226
2016	19.320661	23.416875	21.20%	8,414
2015	19.869759	19.320661	-2.76%	5,831
2014	17.300391	19.869759	14.85%	9,085
2013	13.478073	17.300391	28.36%	7,095
2012	11.745193	13.478073	14.75%	7,488
2011	11.988741	11.745193	-2.03%	8,943
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	42.544013	42.379735	-0.39%	0
2019	33.948466	42.544013	25.32%	0
2018	37.882173	33.948466	-10.38%	0
2017	35.310323	37.882173	7.28%	0
2016	29.707961	35.310323	18.86%	0
2015	31.331528	29.707961	-5.18%	0
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.054051	30.54%	842
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.763032	12.417955	5.57%	697
2019	10.381120	11.763032	13.31%	1,722
2018	10.836995	10.381120	-4.21%	672
2017	10.258728	10.836995	5.64%	1,552
2016	9.217194	10.258728	11.30%	691
2015*	10.000000	9.217194	-7.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.626490	11.378619	7.08%	86
2019	9.869171	10.626490	7.67%	70
2018	10.077667	9.869171	-2.07%	0
2017	9.897857	10.077667	1.82%	0
2016	9.792122	9.897857	1.08%	0
2015*	10.000000	9.792122	-2.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.753761	15.074236	2.17%	1,234
2019	11.733519	14.753761	25.74%	1,211
2018	12.847824	11.733519	-8.67%	1,137
2017	11.179574	12.847824	14.92%	0
2016	9.764095	11.179574	14.50%	0
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.171972	21.639072	19.08%	501
2019	15.643143	18.171972	16.17%	686
2018	17.158871	15.643143	-8.83%	692
2017	15.296183	17.158871	12.18%	4,659
2016	14.936588	15.296183	2.41%	7,400
2015	15.294106	14.936588	-2.34%	8,104
2014	15.209523	15.294106	0.56%	9,543
2013	13.475079	15.209523	12.87%	9,091
2012	12.421855	13.475079	8.48%	9,410
2011	13.067152	12.421855	-4.94%	6,437
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.278438	14.126885	6.39%	0
2019	11.230341	13.278438	18.24%	0
2018	13.502950	11.230341	-16.83%	0
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.501158	38.747301	9.14%	2,557
2019	29.446168	35.501158	20.56%	3,349
2018	32.794953	29.446168	-10.21%	3,317
2017	29.574284	32.794953	10.89%	3,605
2016	23.843593	29.574284	24.03%	4,559
2015	24.746371	23.843593	-3.65%	6,862
2014	23.862879	24.746371	3.70%	7,118
2013	17.190298	23.862879	38.82%	8,520
2012	15.056008	17.190298	14.18%	8,075
2011	15.176213	15.056008	-0.79%	9,522

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.912269	40.643166	16.42%	36,079
2019	26.977388	34.912269	29.41%	41,966
2018	28.677972	26.977388	-5.93%	46,290
2017	23.917535	28.677972	19.90%	60,066
2016	21.703149	23.917535	10.20%	66,831
2015	21.759255	21.703149	-0.26%	75,861
2014	19.446442	21.759255	11.89%	81,764
2013	14.930538	19.446442	30.25%	90,922
2012	13.077254	14.930538	14.17%	109,404
2011	13.011532	13.077254	0.51%	131,619
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.394323	33.549377	22.47%	8,609
2019	20.667938	27.394323	32.55%	9,742
2018	21.917174	20.667938	-5.70%	12,823
2017	19.262569	21.917174	13.78%	12,984
2016	17.690355	19.262569	8.89%	12,376
2015	18.524250	17.690355	-4.50%	14,725
2014	16.551165	18.524250	11.92%	14,492
2013	12.488505	16.551165	32.53%	12,465
2012	11.305934	12.488505	10.46%	14,005
2011	11.357968	11.305934	-0.46%	15,919
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.399223	41.973899	22.02%	13,325
2019	25.621347	34.399223	34.26%	13,735
2018	27.884681	25.621347	-8.12%	14,025
2017	22.197876	27.884681	25.62%	14,284
2016	20.852617	22.197876	6.45%	18,160
2015	21.672969	20.852617	-3.79%	18,821
2014	20.324933	21.672969	6.63%	18,492
2013	17.012719	20.324933	19.47%	19,325
2012	15.617148	17.012719	8.94%	21,610
2011	14.521692	15.617148	7.54%	20,047
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	21.966174	25.980350	18.27%	0
2019	18.284660	21.966174	20.13%	0
2018	22.906271	18.284660	-20.18%	0
2017	18.622700	22.906271	23.00%	0
2016	16.124239	18.622700	15.50%	0
2015	16.725731	16.124239	-3.60%	0
2014	16.688563	16.725731	0.22%	0
2013	11.388066	16.688563	46.54%	0
2012	9.575238	11.388066	18.93%	0
2011	11.265927	9.575238	-15.01%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.107420	11.648524	4.87%	0
2019	9.662869	11.107420	14.95%	0
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.306633	16.701342	-3.50%	504
2019	13.735927	17.306633	26.00%	154
2018	16.765808	13.735927	-18.07%	147
2017	15.206604	16.765808	10.25%	69
2016	11.758795	15.206604	29.32%	67
2015	12.743222	11.758795	-7.73%	0
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.051106	11.119870	0.62%	7,157
2019	10.461771	11.051106	5.63%	9,649
2018	10.614841	10.461771	-1.44%	16,249
2017	10.401626	10.614841	2.05%	14,244
2016	9.677816	10.401626	7.48%	11,459
2015	9.908563	9.677816	-2.33%	942
2014*	10.000000	9.908563	-0.91%	23,099
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.582812	20.886967	6.66%	21,462
2019	18.137927	19.582812	7.97%	24,485
2018	18.497193	18.137927	-1.94%	25,516
2017	18.022340	18.497193	2.63%	26,014
2016	17.595412	18.022340	2.43%	29,001
2015	17.879734	17.595412	-1.59%	30,220
2014	17.462055	17.879734	2.39%	34,292
2013	17.519704	17.462055	-0.33%	46,346
2012	16.186390	17.519704	8.24%	52,154
2011	16.042727	16.186390	0.90%	71,635
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.504708	13.562781	29.11%	0
2019	8.242252	10.504708	27.45%	1,277
2018*	10.000000	8.242252	-17.58%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.440420	19.337174	10.88%	923
2019	15.240696	17.440420	14.43%	133
2018	16.111721	15.240696	-5.41%	3,346
2017	14.453855	16.111721	11.47%	3,185
2016	13.916656	14.453855	3.86%	4,385
2015	14.151227	13.916656	-1.66%	3,963
2014	13.746966	14.151227	2.94%	3,963
2013	12.289221	13.746966	11.86%	5,595
2012	11.154354	12.289221	10.17%	5,059
2011	11.338883	11.154354	-1.63%	3,963
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.190632	20.621740	13.36%	2,015
2019	15.365152	18.190632	18.39%	2,254
2018	16.566835	15.365152	-7.25%	561
2017	14.418107	16.566835	14.90%	561
2016	13.782086	14.418107	4.61%	3,706
2015	14.022071	13.782086	-1.71%	3,520
2014	13.580533	14.022071	3.25%	3,336
2013	11.872166	13.580533	14.39%	839
2012	10.632757	11.872166	11.66%	271
2011	10.900559	10.632757	-2.46%	904
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.520588	22.484022	15.18%	3,651
2019	15.909829	19.520588	22.70%	281
2018	17.509318	15.909829	-9.14%	281
2017	14.690093	17.509318	19.19%	0
2016	13.979113	14.690093	5.09%	0
2015	14.218184	13.979113	-1.68%	0
2014	13.744581	14.218184	3.45%	0
2013	11.467459	13.744581	19.86%	581
2012	10.066257	11.467459	13.92%	0
2011	10.486471	10.066257	-4.01%	4,604
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.791881	16.616278	20.48%	4,598
2019	11.264219	13.791881	22.44%	229
2018	11.949937	11.264219	-5.74%	229
2017	10.431782	11.949937	14.55%	0
2016*	10.000000	10.431782	4.32%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	49.292495	63.424919	28.67%	0
2019	38.012372	49.292495	29.67%	0
2018	41.208834	38.012372	-7.76%	0
2017	34.305292	41.208834	20.12%	0
2016	32.223929	34.305292	6.46%	0
2015	32.483697	32.223929	-0.80%	0
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.006869	14.141246	28.48%	362
2019*	10.000000	11.006869	10.07%	114
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.381868	5.549722	-33.79%	11,650
2019	7.736526	8.381868	8.34%	11,991
2018	10.425087	7.736526	-25.79%	12,819
2017	10.868998	10.425087	-4.08%	17,356
2016	8.252280	10.868998	31.71%	18,896
2015	10.555660	8.252280	-21.82%	19,500
2014	12.266121	10.555660	-13.94%	20,632
2013	10.015617	12.266121	22.47%	24,373
2012	9.694050	10.015617	3.32%	26,533
2011	10.365409	9.694050	-6.48%	27,301
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.505381	33.114439	5.11%	26,512
2019	25.082696	31.505381	25.61%	30,908
2018	27.759844	25.082696	-9.64%	34,756
2017	24.944592	27.759844	11.29%	37,432
2016	21.445615	24.944592	16.32%	41,929
2015	22.665829	21.445615	-5.38%	47,431
2014	21.147463	22.665829	7.18%	50,145
2013	16.745892	21.147463	26.28%	64,396
2012	14.485799	16.745892	15.60%	73,892
2011	14.558594	14.485799	-0.50%	89,254
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.841900	15.753414	6.14%	0
2019	11.601602	14.841900	27.93%	1,597
2018	12.951879	11.601602	-10.43%	0
2017	11.258405	12.951879	15.04%	0
2016*	10.000000	11.258405	12.58%	3,183

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	35.794638	59.498904	66.22%	0
2019	25.788870	35.794638	38.80%	0
2018	23.270801	25.788870	10.82%	0
2017	17.550701	23.270801	32.59%	0
2016	17.746394	17.550701	-1.10%	0
2015	17.054417	17.746394	4.06%	0
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	37.879410	53.716903	41.81%	28,737
2019	28.615572	37.879410	32.37%	30,736
2018	29.089499	28.615572	-1.63%	35,246
2017	21.841282	29.089499	33.19%	37,523
2016	21.982488	21.841282	-0.64%	37,599
2015	20.815277	21.982488	5.61%	38,561
2014	18.976948	20.815277	9.69%	42,053
2013	14.123356	18.976948	34.37%	48,081
2012	12.499038	14.123356	13.00%	54,564
2011	12.651861	12.499038	-1.21%	66,247
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.969806	20.222046	1.26%	12,257
2019	17.614915	19.969806	13.37%	13,751
2018	18.524286	17.614915	-4.91%	13,989
2017	17.537035	18.524286	5.63%	14,118
2016	15.542531	17.537035	12.83%	14,438
2015	16.370073	15.542531	-5.06%	16,390
2014	16.417672	16.370073	-0.29%	13,186
2013	15.719020	16.417672	4.44%	14,183
2012	13.953786	15.719020	12.65%	15,508
2011	13.609972	13.953786	2.53%	25,197
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.736430	16.960776	7.78%	8,679
2019	14.557043	15.736430	8.10%	8,582
2018	14.851235	14.557043	-1.98%	7,330
2017	14.452922	14.851235	2.76%	7,503
2016	14.002143	14.452922	3.22%	9,696
2015	14.294645	14.002143	-2.05%	11,475
2014	13.701852	14.294645	4.33%	12,479
2013	14.156871	13.701852	-3.21%	13,474
2012	13.568328	14.156871	4.34%	17,838
2011	12.828733	13.568328	5.77%	19,684

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.595835	25.147398	16.45%	8,543
2019	17.747616	21.595835	21.68%	9,182
2018	21.077601	17.747616	-15.80%	11,691
2017	17.700517	21.077601	19.08%	11,898
2016	16.003604	17.700517	10.60%	12,169
2015	16.469632	16.003604	-2.83%	12,265
2014	15.720897	16.469632	4.76%	12,793
2013	11.712215	15.720897	34.23%	16,521
2012	10.346673	11.712215	13.20%	25,463
2011	11.746913	10.346673	-11.92%	30,201
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.509982	26.786135	13.94%	5,661
2019	18.666076	23.509982	25.95%	6,073
2018	22.232256	18.666076	-16.04%	6,837
2017	17.321268	22.232256	28.35%	7,180
2016	18.505429	17.321268	-6.40%	7,770
2015	18.126006	18.505429	2.09%	7,970
2014	20.006826	18.126006	-9.40%	880
2013	15.555301	20.006826	28.62%	917
2012	13.081522	15.555301	18.91%	922
2011	16.020275	13.081522	-18.34%	1,054
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.412111	10.493533	-8.05%	113
2019	9.408982	11.412111	21.29%	141
2018	10.196671	9.408982	-7.72%	7
2017*	10.000000	10.196671	1.97%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.421235	31.397870	6.72%	711
2019	22.208286	29.421235	32.48%	1,736
2018	27.233903	22.208286	-18.45%	1,160
2017	23.156939	27.233903	17.61%	1,784
2016	21.440675	23.156939	8.00%	1,634
2015	22.418957	21.440675	-4.36%	2,756
2014	21.300268	22.418957	5.25%	2,780
2013	16.552264	21.300268	28.68%	2,849
2012	13.201500	16.552264	25.38%	4,126
2011	14.680826	13.201500	-10.08%	6,613

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.177431	16.730805	10.23%	0
2019	12.836000	15.177431	18.24%	0
2018	14.402300	12.836000	-10.88%	0
2017	13.037157	14.402300	10.47%	0
2016	11.676101	13.037157	11.66%	3,836
2015	12.620008	11.676101	-7.48%	3,836
2014	12.438455	12.620008	1.46%	4,762
2013	10.187087	12.438455	22.10%	3,442
2012	8.953922	10.187087	13.77%	269
2011	9.218340	8.953922	-2.87%	3,907
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.434027	18.311316	-0.67%	7,012
2019	16.100690	18.434027	14.49%	8,001
2018	17.056373	16.100690	-5.60%	8,162
2017	15.764238	17.056373	8.20%	8,072
2016	14.014111	15.764238	12.49%	11,558
2015	15.284102	14.014111	-8.31%	11,821
2014	14.809675	15.284102	3.20%	26,654
2013	13.175492	14.809675	12.40%	17,844
2012	11.856123	13.175492	11.13%	22,628
2011	11.738165	11.856123	1.00%	18,135
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.123811	21.919925	3.77%	3,639
2019	16.947525	21.123811	24.64%	4,971
2018	19.720081	16.947525	-14.06%	3,519
2017	18.064946	19.720081	9.16%	3,536
2016	14.065411	18.064946	28.44%	7,231
2015	15.395158	14.065411	-8.64%	4,300
2014	15.517245	15.395158	-0.79%	4,579
2013	11.545575	15.517245	34.40%	6,032
2012	9.886094	11.545575	16.79%	7,402
2011	10.412660	9.886094	-5.06%	9,267
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.346845	14.273213	15.60%	0
2019	9.878542	12.346845	24.99%	2,434
2018	11.893068	9.878542	-16.94%	5,300
2017	8.585843	11.893068	38.52%	9,462
2016	7.410485	8.585843	15.86%	7,182
2015	9.343599	7.410485	-20.69%	4,393
2014*	10.000000	9.343599	-6.56%	4,419

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.944812	17.540412	-2.25%	0
2019	16.120886	17.944812	11.31%	0
2018	19.287869	16.120886	-16.42%	0
2017	16.707421	19.287869	15.44%	0
2016	15.755371	16.707421	6.04%	0
2015	17.046353	15.755371	-7.57%	0
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.998713	8.774431	-2.49%	2,297
2019	8.106225	8.998713	11.01%	1,852
2018	9.718538	8.106225	-16.59%	2,065
2017	8.441923	9.718538	15.12%	2,013
2016	7.984248	8.441923	5.73%	1,877
2015	8.655505	7.984248	-7.76%	1,764
2014*	10.000000	8.655505	-13.44%	2,157
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.749239	9.109682	-6.56%	9,083
2019	9.687656	9.749239	0.64%	10,787
2018	9.634275	9.687656	0.55%	14,113
2017	9.581245	9.634275	0.55%	17,301
2016	9.434766	9.581245	1.55%	23,669
2015	9.994111	9.434766	-5.60%	27,658
2014*	10.000000	9.994111	-0.06%	34,435
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.055855	13.409404	2.71%	0
2019	11.823232	13.055855	10.43%	0
2018	12.529171	11.823232	-5.63%	0
2017	11.227984	12.529171	11.59%	0
2016	10.908081	11.227984	2.93%	0
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.093972	10.626809	5.28%	537
2019	9.402612	10.093972	7.35%	673
2018*	10.000000	9.402612	-5.97%	816

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.008603	10.602955	5.94%	428
2019	9.661230	10.008603	3.60%	537
2018	10.317760	9.661230	-6.36%	652
2017	10.087884	10.317760	2.28%	0
2016	10.275245	10.087884	-1.82%	11
2015	10.226781	10.275245	0.47%	0
2014	9.905190	10.226781	3.25%	0
2013*	10.000000	9.905190	-0.95%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.628352	16.442577	5.21%	0
2019	13.049486	15.628352	19.76%	0
2018	14.405911	13.049486	-9.42%	0
2017	12.691431	14.405911	13.51%	0
2016	11.655282	12.691431	8.89%	0
2015	11.894023	11.655282	-2.01%	0
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.674728	29.550263	30.32%	0
2019	17.320635	22.674728	30.91%	0
2018	18.901479	17.320635	-8.36%	0
2017	15.368172	18.901479	22.99%	0
2016	14.337294	15.368172	7.19%	0
2015	14.545055	14.337294	-1.43%	0
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.275753	21.409021	11.07%	0
2019	16.268086	19.275753	18.49%	0
2018	17.494009	16.268086	-7.01%	0
2017	15.502343	17.494009	12.85%	0
2016	14.547918	15.502343	6.56%	0
2015	14.731217	14.547918	-1.24%	0
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	22.040723	22.151028	0.50%	0
2019	18.055985	22.040723	22.07%	0
2018	20.480535	18.055985	-11.84%	0
2017	18.087551	20.480535	13.23%	0
2016	14.940651	18.087551	21.06%	0
2015	15.892163	14.940651	-5.99%	0
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.508573	21.170710	3.23%	0
2019	18.609981	20.508573	10.20%	0
2018	19.677114	18.609981	-5.42%	0
2017	18.775258	19.677114	4.80%	0
2016	16.194443	18.775258	15.94%	0
2015	17.091614	16.194443	-5.25%	0
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.518994	22.976322	-2.31%	0
2019	19.449557	23.518994	20.92%	0
2018	22.576584	19.449557	-13.85%	0
2017	22.068528	22.576584	2.30%	0
2016	17.668723	22.068528	24.90%	0
2015	19.179918	17.668723	-7.88%	0
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	24.033068	24.728402	2.89%	0
2019	19.227938	24.033068	24.99%	0
2018	22.398760	19.227938	-14.16%	0
2017	19.967192	22.398760	12.18%	0
2016	15.967641	19.967192	25.05%	0
2015	17.366004	15.967641	-8.05%	0
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	22.088590	28.724959	30.04%	0
2019	17.815663	22.088590	23.98%	0
2018	20.135883	17.815663	-11.52%	0
2017	16.677978	20.135883	20.73%	0
2016	14.900672	16.677978	11.93%	0
2015	15.302668	14.900672	-2.63%	0
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	25.102948	34.143195	36.01%	0
2019	19.000981	25.102948	32.11%	0
2018	19.988956	19.000981	-4.94%	0
2017	15.573110	19.988956	28.36%	0
2016	14.519410	15.573110	7.26%	0
2015	13.952084	14.519410	4.07%	0
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	24.058721	33.786527	40.43%	0
2019	17.833159	24.058721	34.91%	0
2018	18.758463	17.833159	-4.93%	0
2017	14.931778	18.758463	25.63%	0
2016	14.799919	14.931778	0.89%	0
2015	14.287142	14.799919	3.59%	0
2014	13.355502	14.287142	6.98%	0
2013	9.660679	13.355502	38.25%	0
2012*	10.000000	9.660679	-3.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.596973	33.054865	40.08%	1,267
2019	17.533149	23.596973	34.58%	1,309
2018	18.493936	17.533149	-5.20%	1,550
2017	14.757665	18.493936	25.32%	0
2016	14.663314	14.757665	0.64%	0
2015	14.189934	14.663314	3.34%	0
2014	13.297860	14.189934	6.71%	0
2013	9.642499	13.297860	37.91%	0
2012*	10.000000	9.642499	-3.58%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	39.125010	52.718951	34.74%	0
2019	29.120079	39.125010	34.36%	0
2018	31.314942	29.120079	-7.01%	0
2017	25.026675	31.314942	25.13%	0
2016	25.939529	25.026675	-3.52%	0
2015	25.394663	25.939529	2.15%	0
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	25.413452	28.542768	12.31%	0
2019	19.975447	25.413452	27.22%	0
2018	22.350299	19.975447	-10.63%	0
2017	20.017916	22.350299	11.65%	0
2016	18.402312	20.017916	8.78%	0
2015	19.796430	18.402312	-7.04%	0
2014	18.555751	19.796430	6.69%	473
2013	14.552971	18.555751	27.50%	473
2012	12.954265	14.552971	12.34%	473
2011	13.139495	12.954265	-1.41%	473
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.752320	55.172276	38.79%	17,347
2019	28.914583	39.752320	37.48%	18,235
2018	31.211046	28.914583	-7.36%	19,438
2017	24.564351	31.211046	27.06%	23,535
2016	24.331612	24.564351	0.96%	26,919
2015	23.136178	24.331612	5.17%	30,103
2014	22.170433	23.136178	4.36%	31,928
2013	16.526682	22.170433	34.15%	32,257
2012	14.387112	16.526682	14.87%	33,813
2011	14.425526	14.387112	-0.27%	40,492
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.657397	46.57%	2,659
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.105412	18.553865	8.47%	0
2019	14.405700	17.105412	18.74%	0
2018	16.137798	14.405700	-10.73%	0
2017	14.732793	16.137798	9.54%	0
2016	12.971864	14.732793	13.57%	0
2015	13.458086	12.971864	-3.61%	0
2014	12.511868	13.458086	7.56%	219
2013	10.131593	12.511868	23.49%	219
2012	9.123205	10.131593	11.05%	219
2011*	10.000000	9.123205	-8.77%	219

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	28.014758	35.274800	25.92%	25,898
2019	21.548399	28.014758	30.01%	29,067
2018	25.161322	21.548399	-14.36%	33,254
2017	18.662074	25.161322	34.83%	37,622
2016	18.901275	18.662074	-1.27%	40,211
2015	18.432936	18.901275	2.54%	49,904
2014	18.266478	18.432936	0.91%	53,083
2013	14.544654	18.266478	25.59%	21,547
2012	12.158600	14.544654	19.62%	23,420
2011	13.438803	12.158600	-9.53%	30,466
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.971179	13.814752	-13.50%	0
2019	13.162397	15.971179	21.34%	0
2018	14.218187	13.162397	-7.43%	0
2017	12.748627	14.218187	11.53%	0
2016	12.664282	12.748627	0.67%	0
2015	13.030470	12.664282	-2.81%	0
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.115334	11.338166	2.00%	1,179
2019	10.168830	11.115334	9.31%	2,126
2018	10.782950	10.168830	-5.70%	2,114
2017	10.284977	10.782950	4.84%	2,112
2016	9.786026	10.284977	5.10%	2,097
2015	10.149378	9.786026	-3.58%	2,084
2014	10.004279	10.149378	1.45%	2,085
2013	10.154625	10.004279	-1.48%	1,124
2012*	10.000000	10.154625	1.55%	661
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.703561	32.410502	12.91%	0
2019	21.958795	28.703561	30.72%	0
2018	22.061402	21.958795	-0.47%	0
2017	19.306810	22.061402	14.27%	0
2016	22.103643	19.306810	-12.65%	0
2015	21.719149	22.103643	1.77%	0
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.608537	31.047543	12.46%	0
2019	21.766928	27.608537	26.84%	0
2018	25.953329	21.766928	-16.13%	0
2017	21.387728	25.953329	21.35%	0
2016	21.777963	21.387728	-1.79%	0
2015	22.605740	21.777963	-3.66%	0
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.977496	38.192164	12.40%	19,648
2019	26.076713	33.977496	30.30%	22,784
2018	28.698873	26.076713	-9.14%	25,315
2017	24.882846	28.698873	15.34%	27,167
2016	22.597250	24.882846	10.11%	31,954
2015	22.168648	22.597250	1.93%	31,985
2014	20.299315	22.168648	9.21%	35,181
2013	15.615420	20.299315	30.00%	41,201
2012	13.544448	15.615420	15.29%	53,759
2011	13.731396	13.544448	-1.36%	66,477
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.628065	17.870084	7.47%	707
2019	13.480454	16.628065	23.35%	0
2018	15.459204	13.480454	-12.80%	905
2017	13.667447	15.459204	13.11%	905
2016	12.242528	13.667447	11.64%	905
2015	12.965066	12.242528	-5.57%	120
2014	12.616435	12.965066	2.76%	120
2013	9.955345	12.616435	26.73%	121
2012*	10.000000	9.955345	-0.45%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.833531	27.014300	18.31%	711
2019	18.301438	22.833531	24.76%	3,754
2018	20.689242	18.301438	-11.54%	6,515
2017	18.370899	20.689242	12.62%	6,552
2016	15.773911	18.370899	16.46%	6,575
2015	16.992191	15.773911	-7.17%	8,661
2014	15.388351	16.992191	10.42%	8,409
2013	11.061742	15.388351	39.11%	11,444
2012	9.503968	11.061742	16.39%	13,729
2011	9.851723	9.503968	-3.53%	11,001

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.015678	13.153615	19.41%	45
2019	8.727041	11.015678	26.22%	45
2018	10.997362	8.727041	-20.64%	45
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.575019	36.594953	12.34%	1,198
2019	27.115529	32.575019	20.13%	1,353
2018	29.069819	27.115529	-6.72%	1,472
2017	24.913963	29.069819	16.68%	1,473
2016	25.919646	24.913963	-3.88%	2,981
2015	28.667098	25.919646	-9.58%	7,501
2014	30.674498	28.667098	-6.54%	7,592
2013	24.849103	30.674498	23.44%	8,269
2012	21.136731	24.849103	17.56%	7,616
2011	23.089227	21.136731	-8.46%	8,946
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.983685	31.361847	4.60%	389
2019	27.334520	29.983685	9.69%	861
2018	28.309360	27.334520	-3.44%	861
2017	26.899207	28.309360	5.24%	1,176
2016	23.467644	26.899207	14.62%	1,176
2015	25.443931	23.467644	-7.77%	1,203
2014	25.310047	25.443931	0.53%	1,067
2013	23.218567	25.310047	9.01%	5,727
2012	19.838867	23.218567	17.04%	2,691
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.019576	57.355554	46.99%	1,697
2019	28.674230	39.019576	36.08%	1,414
2018	29.085814	28.674230	-1.42%	1,236
2017	23.233700	29.085814	25.19%	0
2016	22.193504	23.233700	4.69%	0
2015	23.877356	22.193504	-7.05%	0
2014	22.438337	23.877356	6.41%	0
2013	17.504752	22.438337	28.18%	525
2012	15.625954	17.504752	12.02%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.559033	11.484322	8.76%	2,350
2019	9.794801	10.559033	7.80%	0
2018	10.058977	9.794801	-2.63%	0
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.749028	39.431847	37.16%	34,738
2019	21.294812	28.749028	35.00%	36,627
2018	21.223086	21.294812	0.34%	40,641
2017	16.548673	21.223086	28.25%	47,853
2016	16.454881	16.548673	0.57%	49,346
2015	14.901256	16.454881	10.43%	54,735
2014	13.925952	14.901256	7.00%	56,654
2013	10.785306	13.925952	29.12%	63,122
2012	8.827190	10.785306	22.18%	74,017
2011	9.615212	8.827190	-8.20%	98,572
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.817621	26.494076	48.70%	23,374
2019	12.471658	17.817621	42.86%	34,220
2018	12.529394	12.471658	-0.46%	34,522
2017	8.764026	12.529394	42.96%	46,115
2016	7.802824	8.764026	12.32%	39,756
2015	7.558459	7.802824	3.23%	37,296
2014	7.006919	7.558459	7.87%	51,124
2013	5.246127	7.006919	33.56%	70,064
2012	4.463381	5.246127	17.54%	76,436
2011	4.953177	4.463381	-9.89%	16,262
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.965333	15.984196	14.46%	42,502
2019	11.172609	13.965333	25.00%	43,659
2018	13.346635	11.172609	-16.29%	45,957
2017	10.342695	13.346635	29.04%	55,014
2016	11.237618	10.342695	-7.96%	62,060
2015	12.491225	11.237618	-10.04%	65,970
2014	14.405470	12.491225	-13.29%	67,331
2013	12.777721	14.405470	12.74%	77,919
2012	11.444515	12.777721	11.65%	86,422
2011	17.145500	11.444515	-33.25%	25,814
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.703949	33.371914	-0.99%	3,098
2019	26.952376	33.703949	25.05%	3,334
2018	30.991610	26.952376	-13.03%	3,269
2017	27.613586	30.991610	12.23%	4,568
2016	24.404181	27.613586	13.15%	3,888
2015	25.412954	24.404181	-3.97%	3,059
2014	22.379755	25.412954	13.55%	3,215
2013	17.147153	22.379755	30.52%	1,839
2012	14.439939	17.147153	18.75%	678
2011	14.327528	14.439939	0.78%	1,027

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.485210	10.211759	-2.61%	0
2019	8.996555	10.485210	16.55%	2,785
2018	11.198487	8.996555	-19.66%	7,159
2017	8.880214	11.198487	26.11%	6,662
2016	7.452718	8.880214	19.15%	0
2015	9.450062	7.452718	-21.14%	0
2014*	10.000000	9.450062	-5.50%	971
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.667527	11.305081	5.98%	0
2019	9.974658	10.667527	6.95%	0
2018	10.216799	9.974658	-2.37%	226
2017	9.970969	10.216799	2.47%	0
2016*	10.000000	9.970969	-0.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.680190	32.573357	43.62%	1,273
2019	16.273592	22.680190	39.37%	0
2018	16.785826	16.273592	-3.05%	0
2017	13.468357	16.785826	24.63%	423
2016	12.548081	13.468357	7.33%	0
2015	12.998711	12.548081	-3.47%	56
2014	14.244140	12.998711	-8.74%	56
2013	10.224572	14.244140	39.31%	917
2012*	10.000000	10.224572	2.25%	508
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.174610	24.616271	1.83%	10,814
2019	18.922236	24.174610	27.76%	12,357
2018	21.398909	18.922236	-11.57%	12,460
2017	18.484184	21.398909	15.77%	12,974
2016	16.467843	18.484184	12.24%	17,658
2015	16.850590	16.467843	-2.27%	13,035
2014	15.499830	16.850590	8.71%	13,746
2013	11.587269	15.499830	33.77%	15,372
2012	10.136310	11.587269	14.31%	23,747
2011	10.322888	10.136310	-1.81%	24,891
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.854308	12.367589	13.94%	0
2019*	10.000000	10.854308	8.54%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.197997	26.323227	18.58%	7,366
2019	17.907836	22.197997	23.96%	8,448
2018	20.109857	17.907836	-10.95%	8,413
2017	16.073429	20.109857	25.11%	7,045
2016	15.690071	16.073429	2.44%	4,190
2015	14.959329	15.690071	4.88%	3,134
2014	14.994200	14.959329	-0.23%	361
2013	11.908476	14.994200	25.91%	1,019
2012	10.412896	11.908476	14.36%	11
2011	10.746091	10.412896	-3.10%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.317934	33.18%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.630309	36.30%	913
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.878131	15.822009	6.34%	2,298
2019	13.601826	14.878131	9.38%	148
2018	13.879371	13.601826	-2.00%	156
2017	13.242061	13.879371	4.81%	167
2016	12.649745	13.242061	4.68%	176
2015	12.906894	12.649745	-1.99%	186
2014	12.130637	12.906894	6.40%	197
2013	12.335750	12.130637	-1.66%	47
2012	11.426292	12.335750	7.96%	47
2011	10.963069	11.426292	4.23%	47
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	50.823558	52.917537	4.12%	432
2019	45.092468	50.823558	12.71%	472
2018	49.124848	45.092468	-8.21%	501
2017	45.388055	49.124848	8.23%	509
2016	41.615107	45.388055	9.07%	518
2015	42.660572	41.615107	-2.45%	523
2014	42.014417	42.660572	1.54%	582
2013	46.673255	42.014417	-9.98%	630
2012	40.109303	46.673255	16.37%	746
2011	37.985266	40.109303	5.59%	3,187
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.868302	11.539971	-2.77%	1,218
2019	9.408755	11.868302	26.14%	506
2018	10.355187	9.408755	-9.14%	488
2017	9.326549	10.355187	11.03%	468
2016	8.223058	9.326549	13.42%	448
2015*	10.000000	8.223058	-17.77%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.546996	21.388316	9.42%	0
2019	16.824666	19.546996	16.18%	0
2018	18.242723	16.824666	-7.77%	0
2017	15.926148	18.242723	14.55%	0
2016	15.290773	15.926148	4.16%	0
2015	16.559041	15.290773	-7.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.855873	24.608876	12.60%	355
2019	17.866657	21.855873	22.33%	0
2018	19.513907	17.866657	-8.44%	0
2017	16.831508	19.513907	15.94%	0
2016	15.369889	16.831508	9.51%	0
2015	16.783094	15.369889	-8.42%	217
2014	17.371316	16.783094	-3.39%	234
2013	13.348145	17.371316	30.14%	234
2012	11.034498	13.348145	20.97%	926
2011	11.288018	11.034498	-2.25%	911
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.069180	34.374181	49.00%	10,007
2019	17.562902	23.069180	31.35%	9,470
2018	21.312108	17.562902	-17.59%	12,028
2017	17.176095	21.312108	24.08%	11,902
2016	17.787934	17.176095	-3.44%	13,305
2015	18.120401	17.787934	-1.83%	14,194
2014	18.555448	18.120401	-2.34%	15,804
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.977147	22.071865	10.49%	19,220
2019	16.766089	19.977147	19.15%	16,667
2018	17.887451	16.766089	-6.27%	18,093
2017	15.658572	17.887451	14.23%	21,911
2016	14.561756	15.658572	7.53%	20,958
2015	14.617188	14.561756	-0.38%	12,810
2014	14.112912	14.617188	3.57%	13,234
2013	11.604010	14.112912	21.62%	14,560
2012	10.165503	11.604010	14.15%	14,979
2011	10.209472	10.165503	-0.43%	22,023

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.489835	13.455501	7.73%	966
2019	11.617161	12.489835	7.51%	1,857
2018	11.904800	11.617161	-2.42%	1,930
2017	11.691765	11.904800	1.82%	2,304
2016	11.545328	11.691765	1.27%	4,442
2015	11.730420	11.545328	-1.58%	4,499
2014	11.327043	11.730420	3.56%	4,940
2013	11.785385	11.327043	-3.89%	7,790
2012	11.381759	11.785385	3.55%	10,428
2011	10.912484	11.381759	4.30%	15,428
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.651723	31.597685	28.18%	5,203
2019	18.540784	24.651723	32.96%	7,113
2018	20.751253	18.540784	-10.65%	6,996
2017	16.060828	20.751253	29.20%	7,118
2016	16.249589	16.060828	-1.16%	5,212
2015	15.460382	16.249589	5.10%	8,673
2014	15.389466	15.460382	0.46%	7,071
2013	12.126730	15.389466	26.91%	8,320
2012	10.069132	12.126730	20.43%	7,923
2011	11.254382	10.069132	-10.53%	11,502
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.520413	39.635358	49.45%	4,661
2019	20.634076	26.520413	28.53%	3,469
2018	21.056256	20.634076	-2.01%	5,833
2017	16.701120	21.056256	26.08%	7,601
2016	15.522153	16.701120	7.60%	8,286
2015	14.784351	15.522153	4.99%	9,597
2014	13.867974	14.784351	6.61%	9,808
2013	10.846099	13.867974	27.86%	10,060
2012	9.365156	10.846099	15.81%	16,339
2011	9.960000	9.365156	-5.97%	19,526
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.117641	23.557060	11.55%	4,374
2019	17.034399	21.117641	23.97%	4,788
2018	17.654577	17.034399	-3.51%	4,585
2017	14.677198	17.654577	20.29%	6,204
2016	13.392624	14.677198	9.59%	7,983
2015	13.429965	13.392624	-0.28%	11,046
2014	12.350590	13.429965	8.74%	10,124
2013	9.415433	12.350590	31.17%	9,003
2012	8.153379	9.415433	15.48%	11,092
2011	8.453715	8.153379	-3.55%	12,337

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.447700	20.990622	2.66%	5,339
2019	18.986695	20.447700	7.69%	5,998
2018	19.710153	18.986695	-3.67%	6,502
2017	18.789494	19.710153	4.90%	7,075
2016	17.530122	18.789494	7.18%	9,472
2015	18.298919	17.530122	-4.20%	9,209
2014	17.855870	18.298919	2.48%	10,157
2013	18.306060	17.855870	-2.46%	11,138
2012	16.532028	18.306060	10.73%	14,444
2011	15.876876	16.532028	4.13%	17,605
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	31.415256	34.200141	8.86%	10,809
2019	24.627600	31.415256	27.56%	14,601
2018	24.967276	24.627600	-1.36%	15,379
2017	20.998363	24.967276	18.90%	15,613
2016	19.108623	20.998363	9.89%	17,366
2015	19.190611	19.108623	-0.43%	20,882
2014	17.346060	19.190611	10.63%	23,653
2013	13.411983	17.346060	29.33%	25,080
2012	11.903878	13.411983	12.67%	28,623
2011	12.002966	11.903878	-0.83%	32,819
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.960345	28.583888	2.23%	4,474
2019	22.262711	27.960345	25.59%	5,257
2018	24.334886	22.262711	-8.52%	5,364
2017	20.904863	24.334886	16.41%	6,456
2016	17.974954	20.904863	16.30%	6,752
2015	19.445842	17.974954	-7.56%	6,799
2014	18.056492	19.445842	7.69%	7,084
2013	13.494159	18.056492	33.81%	8,840
2012	11.547116	13.494159	16.86%	9,739
2011	11.983456	11.547116	-3.64%	11,550
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.066626	13.635351	13.00%	0
2019	10.641381	12.066626	13.39%	0
2018	11.786237	10.641381	-9.71%	0
2017	10.087536	11.786237	16.84%	0
2016*	10.000000	10.087536	0.88%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.874439	18.737352	11.04%	4,431
2019	13.799067	16.874439	22.29%	4,228
2018	15.673140	13.799067	-11.96%	4,228
2017	13.261408	15.673140	18.19%	4,228
2016	12.404890	13.261408	6.90%	4,228
2015	12.799134	12.404890	-3.08%	4,228
2014	12.415957	12.799134	3.09%	4,228
2013	9.720625	12.415957	27.73%	4,228
2012	8.483576	9.720625	14.58%	4,228
2011	9.185337	8.483576	-7.64%	4,228
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.143181	16.384832	8.20%	644
2019	13.212686	15.143181	14.61%	670
2018	14.284989	13.212686	-7.51%	2,687
2017	12.922577	14.284989	10.54%	2,686
2016	12.344881	12.922577	4.68%	10,576
2015	12.647807	12.344881	-2.40%	10,576
2014	12.292622	12.647807	2.89%	5,626
2013	10.867888	12.292622	13.11%	3,213
2012	9.919751	10.867888	9.56%	3,034
2011	10.192308	9.919751	-2.67%	5,420
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.308396	17.933054	9.96%	170
2019	13.748761	16.308396	18.62%	170
2018	15.176331	13.748761	-9.41%	170
2017	13.283830	15.176331	14.25%	170
2016	12.546506	13.283830	5.88%	553
2015	12.889463	12.546506	-2.66%	553
2014	12.479625	12.889463	3.28%	834
2013	10.433676	12.479625	19.61%	9,127
2012	9.307046	10.433676	12.11%	9,127
2011	9.771043	9.307046	-4.75%	9,127
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.262603	14.076993	6.14%	556
2019	12.147850	13.262603	9.18%	697
2018	12.644413	12.147850	-3.93%	845
2017	12.050746	12.644413	4.93%	940
2016	11.676574	12.050746	3.20%	1,021
2015	11.923875	11.676574	-2.07%	1,258
2014	11.696785	11.923875	1.94%	1,434
2013	11.299466	11.696785	3.52%	41,939
2012	10.655439	11.299466	6.04%	40,669
2011	10.650655	10.655439	0.04%	40,687

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.520155	12.973848	3.62%	0
2019	11.147286	12.520155	12.32%	0
2018	12.152900	11.147286	-8.27%	0
2017	10.733802	12.152900	13.22%	0
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.025012	13.794806	5.91%	0
2019	11.439775	13.025012	13.86%	550
2018	12.479927	11.439775	-8.33%	4,310
2017	10.739545	12.479927	16.21%	4,310
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	432
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.777101	17.227869	9.20%	10,729
2019	13.536813	15.777101	16.55%	10,750
2018	14.769770	13.536813	-8.35%	10,770
2017	13.136291	14.769770	12.43%	10,928
2016	12.474867	13.136291	5.30%	19,084
2015	12.781824	12.474867	-2.40%	19,105
2014	12.390488	12.781824	3.16%	32,142
2013	10.661747	12.390488	16.21%	22,750
2012	9.618214	10.661747	10.85%	29,581
2011	9.982416	9.618214	-3.65%	28,661
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.576550	18.357652	10.74%	353
2019	13.747234	16.576550	20.58%	353
2018	15.399939	13.747234	-10.73%	353
2017	13.221117	15.399939	16.48%	5,775
2016	12.455975	13.221117	6.14%	6,010
2015	12.819720	12.455975	-2.84%	6,033
2014	12.428198	12.819720	3.15%	6,033
2013	10.137244	12.428198	22.60%	7,028
2012	8.968194	10.137244	13.04%	12,033
2011	9.536164	8.968194	-5.96%	13,714

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.611769	15.719780	7.58%	2,762
2019	12.958458	14.611769	12.76%	2,843
2018	13.793809	12.958458	-6.06%	3,153
2017	12.724189	13.793809	8.41%	3,476
2016	12.168029	12.724189	4.57%	3,773
2015	12.467336	12.168029	-2.40%	4,172
2014	12.142261	12.467336	2.68%	5,070
2013	11.064882	12.142261	9.74%	8,044
2012	10.192902	11.064882	8.55%	7,766
2011	10.360114	10.192902	-1.61%	1,176
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.662173	16.251042	3.76%	1,219
2019	14.114127	15.662173	10.97%	1,237
2018	16.971059	14.114127	-16.83%	1,248
2017	14.018018	16.971059	21.07%	1,375
2016	14.052606	14.018018	-0.25%	2,521
2015	14.823482	14.052606	-5.20%	3,920
2014	16.359131	14.823482	-9.39%	2,520
2013	13.808265	16.359131	18.47%	2,465
2012	11.707206	13.808265	17.95%	2,491
2011	13.551092	11.707206	-13.61%	2,787
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.748722	17.49%	1,644
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.857153	14.628638	5.57%	4,146
2019	12.893670	13.857153	7.47%	1,634
2018	13.126112	12.893670	-1.77%	1,432
2017	12.744891	13.126112	2.99%	1,456
2016	12.263219	12.744891	3.93%	2,471
2015	12.521223	12.263219	-2.06%	2,320
2014	12.081801	12.521223	3.64%	2,311
2013	12.485812	12.081801	-3.24%	2,196
2012	11.746298	12.485812	6.30%	7,762
2011	11.169967	11.746298	5.16%	8,055
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.340704	15.426015	7.57%	2,470
2019	13.264405	14.340704	8.11%	2,504
2018	13.645255	13.264405	-2.79%	855
2017	13.329376	13.645255	2.37%	1,533
2016	13.075110	13.329376	1.94%	2,279
2015	13.322944	13.075110	-1.86%	890
2014	12.876674	13.322944	3.47%	1,178
2013	13.325910	12.876674	-3.37%	1,422
2012	12.611065	13.325910	5.67%	1,352
2011	12.054199	12.611065	4.62%	1,787

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.610680	10.859138	2.34%	0
2019	10.091279	10.610680	5.15%	0
2018*	10.000000	10.091279	0.91%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.626762	28.642646	11.77%	2,974
2019	21.129224	25.626762	21.29%	4,849
2018	25.937632	21.129224	-18.54%	3,946
2017	18.580122	25.937632	39.60%	4,980
2016	17.484463	18.580122	6.27%	4,501
2015	21.098791	17.484463	-17.13%	6,580
2014	22.633893	21.098791	-6.78%	8,115
2013	22.773826	22.633893	-0.61%	86
2012	19.695139	22.773826	15.63%	86
2011	25.718880	19.695139	-23.42%	141
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.518327	26.688120	4.58%	7,710
2019	22.544342	25.518327	13.19%	7,989
2018	23.561158	22.544342	-4.32%	9,244
2017	22.371082	23.561158	5.32%	9,457
2016	19.864318	22.371082	12.62%	9,373
2015	20.675241	19.864318	-3.92%	12,454
2014	20.436953	20.675241	1.17%	11,815
2013	19.348266	20.436953	5.63%	6,942
2012	17.121352	19.348266	13.01%	8,859
2011	16.716897	17.121352	2.42%	11,676
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	16.357341	17.118054	4.65%	63,466
2019	15.602832	16.357341	4.84%	63,105
2018	15.825126	15.602832	-1.40%	67,418
2017	15.713570	15.825126	0.71%	49,281
2016	15.810755	15.713570	-0.61%	54,305
2015	16.044572	15.810755	-1.46%	56,702
2014	15.553483	16.044572	3.16%	64,376
2013	16.432766	15.553483	-5.35%	69,187
2012	16.164092	16.432766	1.66%	84,055
2011	15.276366	16.164092	5.81%	106,862
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.671985	10.553553	-1.11%	83,987
2019	10.628683	10.671985	0.41%	71,522
2018	10.627143	10.628683	0.01%	70,965
2017	10.726959	10.627143	-0.93%	65,728
2016	10.872525	10.726959	-1.34%	94,400
2015	11.021309	10.872525	-1.35%	95,089
2014	11.172134	11.021309	-1.35%	97,457
2013	11.325016	11.172134	-1.35%	89,268
2012	11.480419	11.325016	-1.35%	144,820
2011	11.637084	11.480419	-1.35%	186,912

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.181519	17.231877	6.49%	5,431
2019	13.769983	16.181519	17.51%	5,833
2018	16.333002	13.769983	-15.69%	6,119
2017	12.989752	16.333002	25.74%	7,480
2016	13.053592	12.989752	-0.49%	8,040
2015	13.649527	13.053592	-4.37%	9,701
2014	13.898650	13.649527	-1.79%	8,290
2013	11.956608	13.898650	16.24%	1,513
2012	10.484212	11.956608	14.04%	1,513
2011	11.777490	10.484212	-10.98%	1,513
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.755872	12.423711	5.68%	536
2019	9.832133	11.755872	19.57%	539
2018	11.607158	9.832133	-15.29%	607
2017	9.453544	11.607158	22.78%	614
2016	9.532700	9.453544	-0.83%	663
2015	9.799263	9.532700	-2.72%	2,148
2014	10.588556	9.799263	-7.45%	240
2013	8.869766	10.588556	19.38%	240
2012	7.606187	8.869766	16.61%	496
2011	8.846856	7.606187	-14.02%	11,837
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	26.018454	28.956831	11.29%	13,511
2019	21.315811	26.018454	22.06%	15,917
2018	23.708507	21.315811	-10.09%	17,260
2017	20.292264	23.708507	16.84%	20,349
2016	18.790184	20.292264	7.99%	21,122
2015	19.239359	18.790184	-2.33%	26,263
2014	18.576531	19.239359	3.57%	35,862
2013	14.798477	18.576531	25.53%	39,912
2012	12.943096	14.798477	14.33%	48,098
2011	13.656755	12.943096	-5.23%	56,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.734261	20.219753	7.93%	1,614
2019	16.464739	18.734261	13.78%	301
2018	17.541989	16.464739	-6.14%	301
2017	16.000404	17.541989	9.63%	1,081
2016	15.257174	16.000404	4.87%	1,081
2015	15.492881	15.257174	-1.52%	1,081
2014	15.016353	15.492881	3.17%	1,472
2013	13.420290	15.016353	11.89%	1,081
2012	12.437013	13.420290	7.91%	1,081
2011	12.496296	12.437013	-0.47%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.822056	25.129841	10.11%	527
2019	19.288190	22.822056	18.32%	118
2018	20.906382	19.288190	-7.74%	118
2017	18.458269	20.906382	13.26%	118
2016	17.366154	18.458269	6.29%	118
2015	17.697939	17.366154	-1.87%	118
2014	17.051415	17.697939	3.79%	118
2013	14.464860	17.051415	17.88%	0
2012	13.063036	14.464860	10.73%	3,509
2011	13.366494	13.063036	-2.27%	3,509
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.635420	16.460112	5.27%	13,021
2019	14.469969	15.635420	8.05%	15,180
2018	14.938470	14.469969	-3.14%	15,720
2017	14.328112	14.938470	4.26%	17,774
2016	13.929738	14.328112	2.86%	20,417
2015	14.083076	13.929738	-1.09%	27,182
2014	13.741215	14.083076	2.49%	23,490
2013	13.287252	13.741215	3.42%	24,139
2012	12.806695	13.287252	3.75%	28,960
2011	12.611921	12.806695	1.54%	31,689
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.516959	12.911076	3.15%	0
2019	11.228706	12.516959	11.47%	0
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.106589	13.747827	4.89%	0
2019	11.528100	13.106589	13.69%	550
2018	12.439885	11.528100	-7.33%	550
2017	10.780881	12.439885	15.39%	550
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.560853	23.470056	8.85%	41,362
2019	18.562048	21.560853	16.16%	53,054
2018	19.950682	18.562048	-6.96%	56,483
2017	17.907990	19.950682	11.41%	55,698
2016	16.942218	17.907990	5.70%	56,382
2015	17.231749	16.942218	-1.68%	64,739
2014	16.607120	17.231749	3.76%	71,838
2013	14.434296	16.607120	15.05%	77,871
2012	13.204604	14.434296	9.31%	96,508
2011	13.390343	13.204604	-1.39%	148,264
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.476299	27.122742	10.81%	41,358
2019	20.365772	24.476299	20.18%	50,311
2018	22.374865	20.365772	-8.98%	52,630
2017	19.438161	22.374865	15.11%	54,998
2016	18.162959	19.438161	7.02%	56,738
2015	18.546877	18.162959	-2.07%	62,193
2014	17.912742	18.546877	3.54%	57,047
2013	14.837537	17.912742	20.73%	63,830
2012	13.221717	14.837537	12.22%	68,882
2011	13.693488	13.221717	-3.45%	83,411
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.762760	20.092504	7.09%	16,996
2019	16.759763	18.762760	11.95%	17,861
2018	17.649032	16.759763	-5.04%	19,996
2017	16.380982	17.649032	7.74%	15,762
2016	15.708679	16.380982	4.28%	23,449
2015	15.928511	15.708679	-1.38%	23,517
2014	15.415864	15.928511	3.33%	28,867
2013	14.142558	15.415864	9.00%	34,210
2012	13.269686	14.142558	6.58%	34,668
2011	13.179063	13.269686	0.69%	36,415
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.470047	11.064572	5.68%	0
2019*	10.000000	10.470047	4.70%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.770794	12.299974	14.20%	0
2019*	10.000000	10.770794	7.71%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.830386	30.583066	28.34%	5,205
2019	18.506488	23.830386	28.77%	6,210
2018	19.356781	18.506488	-4.39%	6,685
2017	15.069310	19.356781	28.45%	6,879
2016	14.947638	15.069310	0.81%	8,647
2015	14.649078	14.947638	2.04%	8,826
2014	13.446306	14.649078	8.94%	10,705
2013	10.115899	13.446306	32.92%	17,820
2012	8.813259	10.115899	14.78%	13,260
2011	9.201018	8.813259	-4.21%	17,672
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.120267	13.861038	5.65%	6,213
2019	11.179129	13.120267	17.36%	356
2018	11.906932	11.179129	-6.11%	356
2017	10.267212	11.906932	15.97%	0
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.097200	15.933129	5.54%	83
2019	12.545857	15.097200	20.34%	83
2018	13.054650	12.545857	-3.90%	0
2017	10.873586	13.054650	20.06%	0
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.962104	46.872608	17.29%	54,547
2019	29.436211	39.962104	35.76%	64,737
2018	30.226034	29.436211	-2.61%	72,106
2017	24.065497	30.226034	25.60%	80,849
2016	23.538890	24.065497	2.24%	88,215
2015	22.704674	23.538890	3.67%	101,899
2014	21.153880	22.704674	7.33%	115,012
2013	15.685978	21.153880	34.86%	130,473
2012	13.397708	15.685978	17.08%	158,726
2011	13.890956	13.397708	-3.55%	207,107

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.617942	30.655477	0.12%	33,515
2019	24.447461	30.617942	25.24%	43,732
2018	27.339807	24.447461	-10.58%	49,093
2017	25.500585	27.339807	7.21%	53,181
2016	21.462048	25.500585	18.82%	58,372
2015	22.727478	21.462048	-5.57%	66,331
2014	20.366653	22.727478	11.59%	71,865
2013	15.652340	20.366653	30.12%	78,064
2012	13.838017	15.652340	13.11%	85,198
2011	13.936878	13.838017	-0.71%	99,866
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.806522	18.07%	10,044
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.801934	18.02%	561
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	61.139505	68.224300	11.59%	9,671
2019	49.323879	61.139505	23.96%	11,338
2018	56.426444	49.323879	-12.59%	11,800
2017	49.401298	56.426444	14.22%	13,567
2016	41.629180	49.401298	18.67%	14,345
2015	43.296103	41.629180	-3.85%	15,233
2014	40.110083	43.296103	7.94%	17,058
2013	30.559456	40.110083	31.25%	19,155
2012	26.370825	30.559456	15.88%	21,965
2011	27.428840	26.370825	-3.86%	31,924
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.708791	22.145786	-2.48%	17,061
2019	18.587215	22.708791	22.17%	17,446
2018	21.697417	18.587215	-14.33%	20,504
2017	19.319834	21.697417	12.31%	23,738
2016	16.653512	19.319834	16.01%	26,779
2015	17.383024	16.653512	-4.20%	30,495
2014	15.058030	17.383024	15.44%	35,151
2013	11.250215	15.058030	33.85%	42,842
2012	9.802270	11.250215	14.77%	45,826
2011	10.172277	9.802270	-3.64%	59,068

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	35.110547	48.799067	38.99%	8,917
2019	26.225289	35.110547	33.88%	10,024
2018	28.879271	26.225289	-9.19%	9,938
2017	23.432647	28.879271	23.24%	11,714
2016	21.931086	23.432647	6.85%	12,021
2015	22.064377	21.931086	-0.60%	12,611
2014	21.754692	22.064377	1.42%	14,511
2013	15.283278	21.754692	42.34%	16,900
2012	13.657634	15.283278	11.90%	18,538
2011	13.934498	13.657634	-1.99%	18,977
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	63.650688	66.026617	3.73%	10,046
2019	54.219605	63.650688	17.39%	10,433
2018	66.186832	54.219605	-18.08%	11,992
2017	61.514764	66.186832	7.60%	12,916
2016	49.513928	61.514764	24.24%	14,520
2015	53.408083	49.513928	-7.29%	15,701
2014	50.586713	53.408083	5.58%	16,888
2013	36.523118	50.586713	38.51%	19,344
2012	30.739299	36.523118	18.82%	23,311
2011	32.823421	30.739299	-6.35%	30,522
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	57.831031	69.994757	21.03%	9,024
2019	46.655990	57.831031	23.95%	9,134
2018	54.138118	46.655990	-13.82%	9,797
2017	48.354954	54.138118	11.96%	10,334
2016	39.903872	48.354954	21.18%	11,169
2015	41.122420	39.903872	-2.96%	11,209
2014	41.348152	41.122420	-0.55%	13,435
2013	29.745687	41.348152	39.01%	15,454
2012	26.106504	29.745687	13.94%	17,909
2011	28.020726	26.106504	-6.83%	23,441
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.205011	23.753210	12.02%	14,241
2019	16.783704	21.205011	26.34%	14,982
2018	17.866132	16.783704	-6.06%	20,344
2017	14.504808	17.866132	23.17%	20,626
2016	12.942314	14.504808	12.07%	21,799
2015	13.262628	12.942314	-2.42%	26,677
2014	12.611803	13.262628	5.16%	30,004
2013	8.889130	12.611803	41.88%	36,873
2012	7.705574	8.889130	15.36%	39,608
2011	8.837654	7.705574	-12.81%	65,737

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.040040	17.943972	11.87%	640
2019	12.694182	16.040040	26.36%	743
2018	13.547260	12.694182	-6.30%	743
2017	11.006819	13.547260	23.08%	1,778
2016*	10.000000	11.006819	10.07%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.945461	24.541650	11.83%	4,562
2019	17.654317	21.945461	24.31%	7,406
2018	18.997364	17.654317	-7.07%	7,289
2017	16.234054	18.997364	17.02%	8,202
2016	14.944431	16.234054	8.63%	6,466
2015	15.198163	14.944431	-1.67%	6,689
2014	13.929269	15.198163	9.11%	6,715
2013	10.175248	13.929269	36.89%	6,845
2012	9.251044	10.175248	9.99%	3,289
2011	9.685356	9.251044	-4.48%	3,925
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.261964	17.044996	-6.66%	27,070
2019	14.163367	18.261964	28.94%	29,525
2018	14.944481	14.163367	-5.23%	30,481
2017	14.224246	14.944481	5.06%	32,975
2016	13.431342	14.224246	5.90%	38,558
2015	14.385852	13.431342	-6.64%	41,886
2014	11.314467	14.385852	27.15%	43,118
2013	11.130361	11.314467	1.65%	51,653
2012	9.744667	11.130361	14.22%	56,115
2011	9.274797	9.744667	5.07%	61,844
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.290463	32.90%	952
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.679105	24.041583	16.26%	5,322
2019	16.021196	20.679105	29.07%	4,626
2018	17.073737	16.021196	-6.16%	5,425
2017	14.276585	17.073737	19.59%	5,678
2016	12.990960	14.276585	9.90%	6,110
2015	13.045731	12.990960	-0.42%	2,308
2014	11.694886	13.045731	11.55%	2,617
2013*	10.000000	11.694886	16.95%	1,351

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.692296	10.846655	1.44%	1,574
2019	10.413012	10.692296	2.68%	6,085
2018	10.470408	10.413012	-0.55%	5,978
2017	10.448295	10.470408	0.21%	4,680
2016	10.333404	10.448295	1.11%	5,527
2015	10.510667	10.333404	-1.69%	6,357
2014	10.602135	10.510667	-0.86%	2,331
2013	10.735896	10.602135	-1.25%	3,462
2012	10.512764	10.735896	2.12%	11,106
2011	10.519687	10.512764	-0.07%	13,677
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.609580	20.727807	17.71%	38
2019	14.285008	17.609580	23.27%	19
2018	16.334516	14.285008	-12.55%	0
2017	14.501024	16.334516	12.64%	434
2016	12.160852	14.501024	19.24%	4,996
2015	12.959975	12.160852	-6.17%	27
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.849554	37.856064	58.73%	29,290
2019	17.613964	23.849554	35.40%	30,726
2018	19.169742	17.613964	-8.12%	31,915
2017	15.211858	19.169742	26.02%	41,457
2016	14.483057	15.211858	5.03%	44,158
2015	14.708476	14.483057	-1.53%	47,656
2014	14.331504	14.708476	2.63%	49,677
2013	10.455602	14.331504	37.07%	59,698
2012	9.224248	10.455602	13.35%	66,875
2011	9.763175	9.224248	-5.52%	90,820
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.572035	20.083853	37.82%	0
2019	11.149834	14.572035	30.69%	140
2018	12.096619	11.149834	-7.83%	139
2017	9.843765	12.096619	22.89%	147
2016	9.579440	9.843765	2.76%	139
2015*	10.000000	9.579440	-4.21%	139

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.565550	10.783313	2.06%	4,377
2019	10.329311	10.565550	2.29%	4,732
2018	10.365619	10.329311	-0.35%	5,336
2017	10.414269	10.365619	-0.47%	3,830
2016	10.429238	10.414269	-0.14%	4,525
2015	10.552575	10.429238	-1.17%	5,834
2014	10.632133	10.552575	-0.75%	6,972
2013	10.711573	10.632133	-0.74%	16,510
2012	10.380494	10.711573	3.19%	17,781
2011	10.491860	10.380494	-1.06%	20,480
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.534886	34.835894	17.95%	63
2019	23.782835	29.534886	24.19%	133
2018	25.574514	23.782835	-7.01%	150
2017	21.889390	25.574514	16.84%	136
2016	20.196334	21.889390	8.38%	116
2015	20.568075	20.196334	-1.81%	143
2014	18.888557	20.568075	8.89%	167
2013	13.914592	18.888557	35.75%	196
2012	12.709959	13.914592	9.48%	119
2011	13.293024	12.709959	-4.39%	1,135
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.928120	12.697638	6.45%	0
2019	10.820625	11.928120	10.24%	0
2018	11.601456	10.820625	-6.73%	0
2017	10.372123	11.601456	11.85%	0
2016	9.311956	10.372123	11.39%	0
2015	10.394438	9.311956	-10.41%	11,124
2014	10.488976	10.394438	-0.90%	17,097
2013	10.620910	10.488976	-1.24%	16,636
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.997204	12.613969	5.14%	488
2019	10.607171	11.997204	13.10%	477
2018	11.298313	10.607171	-6.12%	459
2017	10.432218	11.298313	8.30%	1,540
2016	9.340431	10.432218	11.69%	411
2015	9.697623	9.340431	-3.68%	0
2014*	10.000000	9.697623	-3.02%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.033974	13.137274	9.17%	0
2019	11.409397	12.033974	5.47%	0
2018	12.057562	11.409397	-5.38%	0
2017	11.037287	12.057562	9.24%	52
2016	10.872244	11.037287	1.52%	538
2015	11.872960	10.872244	-8.43%	953
2014	11.999326	11.872960	-1.05%	942
2013	13.018453	11.999326	-7.83%	1,875
2012	12.540903	13.018453	3.81%	1,538
2011	11.725233	12.540903	6.96%	1,996
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.554667	11.728062	1.50%	4,459
2019	11.270563	11.554667	2.52%	4,477
2018	11.398620	11.270563	-1.12%	4,529
2017	11.411284	11.398620	-0.11%	4,723
2016	11.418016	11.411284	-0.06%	6,176
2015	11.550147	11.418016	-1.14%	31,555
2014	11.621253	11.550147	-0.61%	6,726
2013	11.807707	11.621253	-1.58%	8,744
2012	11.318862	11.807707	4.32%	10,285
2011	11.358857	11.318862	-0.35%	8,448
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.284777	15.742940	10.21%	0
2019	13.353840	14.284777	6.97%	0
2018	13.843963	13.353840	-3.54%	0
2017	13.537167	13.843963	2.27%	0
2016	13.045276	13.537167	3.77%	0
2015	13.591401	13.045276	-4.02%	0
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.344071	10.422838	0.76%	2,318
2019	10.210339	10.344071	1.31%	2,421
2018	10.205195	10.210339	0.05%	2,602
2017	10.111376	10.205195	0.93%	841
2016*	10.000000	10.111376	1.11%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.529696	17.715217	7.17%	0
2019	15.463894	16.529696	6.89%	0
2018	15.761119	15.463894	-1.89%	0
2017	15.226826	15.761119	3.51%	0
2016	15.030934	15.226826	1.30%	0
2015	15.170553	15.030934	-0.92%	0
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.629073	12.450773	7.07%	5,875
2019	10.890078	11.629073	6.79%	1,861
2018	11.110477	10.890078	-1.98%	2,579
2017	10.744528	11.110477	3.41%	2,581
2016	10.616869	10.744528	1.20%	4,762
2015	10.726161	10.616869	-1.02%	10,987
2014	10.437944	10.726161	2.76%	16,936
2013	10.802571	10.437944	-3.38%	19,331
2012	10.000665	10.802571	8.02%	24,860
2011*	10.000000	10.000665	0.01%	1,275
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.093319	13.373028	10.58%	0
2019	9.795054	12.093319	23.46%	0
2018	12.276352	9.795054	-20.21%	0
2017	9.830785	12.276352	24.88%	0
2016*	10.000000	9.830785	-1.69%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.499316	34.99%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.898186	28.98%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.770278	18.037846	22.12%	0
2019	12.523879	14.770278	17.94%	0
2018	13.958877	12.523879	-10.28%	0
2017	13.451887	13.958877	3.77%	0
2016	11.390226	13.451887	18.10%	0
2015	13.189266	11.390226	-13.64%	0
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	44.181847	56.342433	27.52%	5,239
2019	34.818047	44.181847	26.89%	5,203
2018	34.997190	34.818047	-0.51%	5,518
2017	27.865529	34.997190	25.59%	6,155
2016	31.635835	27.865529	-11.92%	8,647
2015	28.513076	31.635835	10.95%	12,168
2014	22.025783	28.513076	29.45%	11,575
2013	14.833985	22.025783	48.48%	12,314
2012	11.478993	14.833985	29.23%	6,098
2011	10.541009	11.478993	8.90%	3,990
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	68.954077	79.756748	15.67%	1,083
2019	53.522062	68.954077	28.83%	1,242
2018	70.914068	53.522062	-24.53%	2,067
2017	47.592545	70.914068	49.00%	1,877
2016	48.192601	47.592545	-1.25%	1,576
2015	56.800058	48.192601	-15.15%	2,614
2014	57.817314	56.800058	-1.76%	3,549
2013	52.319526	57.817314	10.51%	4,471
2012	40.857991	52.319526	28.05%	5,106
2011	55.770790	40.857991	-26.74%	1,425
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.806823	6.806951	17.22%	4,652
2019	5.277001	5.806823	10.04%	3,961
2018	7.473944	5.277001	-29.39%	3,657
2017	7.728290	7.473944	-3.29%	3,742
2016	5.462367	7.728290	41.48%	9,245
2015	8.342503	5.462367	-34.52%	2,554
2014	10.485340	8.342503	-20.44%	2,464
2013	9.636684	10.485340	8.81%	2,026
2012*	10.000000	9.636684	-3.63%	1,501
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	27.572026	32.398248	17.50%	526
2019	24.984019	27.572026	10.36%	611
2018	35.313910	24.984019	-29.25%	720
2017	36.414153	35.313910	-3.02%	1,148
2016	25.684375	36.414153	41.78%	1,478
2015	39.121254	25.684375	-34.35%	1,585
2014	49.022134	39.121254	-20.20%	1,842
2013	44.957225	49.022134	9.04%	2,300
2012	44.081324	44.957225	1.99%	2,733
2011	53.481851	44.081324	-17.58%	240
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.790853	10.480216	-2.88%	0
2019*	10.000000	10.790853	7.91%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.579160	56.937674	55.66%	1,321
2019	29.704374	36.579160	23.14%	485
2018	29.724097	29.704374	-0.07%	521
2017	23.939368	29.724097	24.16%	644
2016	22.521403	23.939368	6.30%	712
2015	23.507226	22.521403	-4.19%	871
2014	24.284944	23.507226	-3.20%	1,340
2013	16.386239	24.284944	48.20%	4,401
2012	15.398932	16.386239	6.41%	2,810
2011	16.361321	15.398932	-5.88%	3,134

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.354864	13.807942	3.39%	0
2019	11.753203	13.354864	13.63%	0
2018	12.866366	11.753203	-8.65%	0
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.813511	8.882261	0.78%	0
2019	7.653642	8.813511	15.15%	0
2018*	10.000000	7.653642	-23.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	20.979917	21.317800	1.61%	2,799
2019	17.745945	20.979917	18.22%	3,108
2018	21.249601	17.745945	-16.49%	3,272
2017	19.096548	21.249601	11.27%	3,218
2016	15.519308	19.096548	23.05%	5,905
2015	16.690007	15.519308	-7.01%	6,175
2014	15.537029	16.690007	7.42%	9,312
2013	11.448774	15.537029	35.71%	11,037
2012	9.801452	11.448774	16.81%	10,180
2011	10.878283	9.801452	-9.90%	8,518
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.096421	15.227083	8.02%	5,559
2019	13.127867	14.096421	7.38%	5,803
2018	13.701500	13.127867	-4.19%	8,629
2017	13.403372	13.701500	2.22%	6,904
2016	13.021845	13.403372	2.93%	9,356
2015	13.540956	13.021845	-3.83%	12,043
2014	13.294537	13.540956	1.85%	15,592
2013	14.732555	13.294537	-9.76%	20,757
2012	13.914531	14.732555	5.88%	67,854
2011	12.628349	13.914531	10.18%	70,519
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	30.810618	33.966679	10.24%	23,299
2019	25.210335	30.810618	22.21%	29,747
2018	27.455874	25.210335	-8.18%	35,552
2017	23.110142	27.455874	18.80%	38,217
2016	20.652627	23.110142	11.90%	46,537
2015	22.193280	20.652627	-6.94%	50,250
2014	20.006829	22.193280	10.93%	57,241
2013	14.939309	20.006829	33.92%	67,099
2012	13.204933	14.939309	13.13%	76,986
2011	12.987835	13.204933	1.67%	102,356

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	23.132533	28.711606	24.12%	0
2019	18.268830	23.132533	26.62%	0
2018	21.856574	18.268830	-16.41%	0
2017	16.893905	21.856574	29.38%	0
2016	18.130000	16.893905	-6.82%	0
2015	18.249075	18.130000	-0.65%	0
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.071067	28.013095	-0.21%	2,640
2019	22.043779	28.071067	27.34%	6,131
2018	25.651135	22.043779	-14.06%	12,140
2017	23.290632	25.651135	10.13%	13,559
2016	19.226210	23.290632	21.14%	23,741
2015	19.782645	19.226210	-2.81%	21,007
2014	17.233266	19.782645	14.79%	23,603
2013	13.432586	17.233266	28.29%	22,082
2012	11.711493	13.432586	14.70%	20,563
2011	11.960402	11.711493	-2.08%	22,010
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	42.088380	41.904596	-0.44%	0
2019	33.601911	42.088380	25.26%	0
2018	37.514587	33.601911	-10.43%	0
2017	34.985374	37.514587	7.23%	0
2016	29.449449	34.985374	18.80%	0
2015	31.074644	29.449449	-5.23%	0
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.049650	30.50%	5,154
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.735244	12.382333	5.51%	2,830
2019	10.361848	11.735244	13.25%	8,758
2018	10.822385	10.361848	-4.26%	3,397
2017	10.250078	10.822385	5.58%	466
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.601364	11.345963	7.02%	268
2019	9.850820	10.601364	7.62%	329
2018	10.064063	9.850820	-2.12%	0
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.718878	15.030963	2.12%	11,602
2019	11.711713	14.718878	25.68%	19,284
2018	12.830491	11.711713	-8.72%	20,430
2017	11.170131	12.830491	14.86%	11,644
2016	9.760789	11.170131	14.44%	2,213
2015*	10.000000	9.760789	-2.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.074007	21.511523	19.02%	9,317
2019	15.566696	18.074007	16.11%	17,292
2018	17.083716	15.566696	-8.88%	20,031
2017	15.236876	17.083716	12.12%	21,275
2016	14.886200	15.236876	2.36%	29,650
2015	15.250235	14.886200	-2.39%	36,191
2014	15.173580	15.250235	0.51%	31,161
2013	13.450045	15.173580	12.81%	37,231
2012	12.405078	13.450045	8.42%	40,218
2011	13.056117	12.405078	-4.99%	36,333
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.240345	14.079221	6.34%	0
2019	11.203800	13.240345	18.18%	0
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.184680	38.382421	9.09%	11,352
2019	29.198461	35.184680	20.50%	15,973
2018	32.535677	29.198461	-10.26%	26,387
2017	29.355301	32.535677	10.83%	24,967
2016	23.679016	29.355301	23.97%	33,658
2015	24.588023	23.679016	-3.70%	32,408
2014	23.722219	24.588023	3.65%	33,630
2013	17.097628	23.722219	38.75%	33,582
2012	14.982459	17.097628	14.12%	28,627
2011	15.109725	14.982459	-0.84%	42,283

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.538209	40.187322	16.36%	84,978
2019	26.701875	34.538209	29.35%	94,834
2018	28.399575	26.701875	-5.98%	116,892
2017	23.697316	28.399575	19.84%	143,101
2016	21.514199	23.697316	10.15%	160,370
2015	21.580748	21.514199	-0.31%	189,362
2014	19.296686	21.580748	11.84%	230,483
2013	14.823074	19.296686	30.18%	248,517
2012	12.989724	14.823074	14.11%	282,952
2011	12.930981	12.989724	0.45%	336,518
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	27.100894	33.173217	22.41%	17,535
2019	20.456921	27.100894	32.48%	19,611
2018	21.704454	20.456921	-5.75%	20,313
2017	19.085239	21.704454	13.72%	28,572
2016	17.536353	19.085239	8.83%	33,944
2015	18.372297	17.536353	-4.55%	41,412
2014	16.423717	18.372297	11.86%	42,662
2013	12.398623	16.423717	32.46%	46,988
2012	11.230274	12.398623	10.40%	57,983
2011	11.287657	11.230274	-0.51%	63,356
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	34.030602	41.503062	21.96%	10,886
2019	25.359640	34.030602	34.19%	16,176
2018	27.613937	25.359640	-8.16%	18,797
2017	21.993448	27.613937	25.56%	26,072
2016	20.671038	21.993448	6.40%	31,243
2015	21.495154	20.671038	-3.83%	39,514
2014	20.168397	21.495154	6.58%	58,371
2013	16.890247	20.168397	19.41%	77,779
2012	15.512613	16.890247	8.88%	89,260
2011	14.431777	15.512613	7.49%	101,126
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	21.765230	25.729640	18.21%	0
2019	18.126572	21.765230	20.07%	0
2018	22.719826	18.126572	-20.22%	0
2017	18.480452	22.719826	22.94%	0
2016	16.009168	18.480452	15.44%	901
2015	16.614781	16.009168	-3.65%	901
2014	16.586267	16.614781	0.17%	0
2013	11.323985	16.586267	46.47%	0
2012	9.526205	11.323985	18.87%	0
2011	11.213922	9.526205	-15.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.092394	11.626875	4.82%	0
2019	9.654694	11.092394	14.89%	1,038
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.248220	16.636543	-3.55%	1,649
2019	13.696513	17.248220	25.93%	4,195
2018	16.726225	13.696513	-18.11%	11,206
2017	15.178377	16.726225	10.20%	19,997
2016	11.742909	15.178377	29.26%	26,491
2015	12.732461	11.742909	-7.77%	23,815
2014	12.226317	12.732461	4.14%	13,723
2013*	10.000000	12.226317	22.26%	129
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.019372	11.082317	0.57%	6,148
2019	10.437009	11.019372	5.58%	13,954
2018	10.595120	10.437009	-1.49%	22,967
2017	10.387553	10.595120	2.00%	2,195
2016	9.669611	10.387553	7.42%	5,278
2015	9.905195	9.669611	-2.38%	4,952
2014*	10.000000	9.905195	-0.95%	2,915
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.378818	20.658909	6.61%	45,815
2019	17.958076	19.378818	7.91%	51,385
2018	18.323119	17.958076	-1.99%	73,582
2017	17.861762	18.323119	2.58%	90,079
2016	17.447452	17.861762	2.37%	92,614
2015	17.738378	17.447452	-1.64%	99,748
2014	17.332785	17.738378	2.34%	114,681
2013	17.398823	17.332785	-0.38%	125,236
2012	16.082889	17.398823	8.18%	154,005
2011	15.948207	16.082889	0.84%	183,080
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.495819	13.544432	29.05%	6,266
2019	8.239455	10.495819	27.38%	6,855
2018*	10.000000	8.239455	-17.61%	7,479

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.319993	19.193907	10.82%	14,133
2019	15.143139	17.319993	14.38%	13,275
2018	16.016753	15.143139	-5.45%	13,525
2017	14.375914	16.016753	11.41%	14,141
2016	13.848607	14.375914	3.81%	14,772
2015	14.089170	13.848607	-1.71%	15,431
2014	13.693625	14.089170	2.89%	16,189
2013	12.247736	13.693625	11.81%	16,853
2012	11.122350	12.247736	10.12%	17,989
2011	11.312070	11.122350	-1.68%	18,684
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.064928	20.468847	13.31%	2,885
2019	15.266714	18.064928	18.33%	2,885
2018	16.469104	15.266714	-7.30%	2,885
2017	14.340298	16.469104	14.84%	11,834
2016	13.714650	14.340298	4.56%	12,058
2015	13.960539	13.714650	-1.76%	31,121
2014	13.527796	13.960539	3.20%	20,442
2013	11.832049	13.527796	14.33%	19,890
2012	10.602215	11.832049	11.60%	12,166
2011	10.874747	10.602215	-2.51%	12,217
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.385780	22.317429	15.12%	2,089
2019	15.807971	19.385780	22.63%	2,222
2018	17.406096	15.807971	-9.18%	8,385
2017	14.610873	17.406096	19.13%	5,600
2016	13.910753	14.610873	5.03%	5,295
2015	14.155823	13.910753	-1.73%	5,210
2014	13.691236	14.155823	3.39%	5,126
2013	11.428736	13.691236	19.80%	4,141
2012	10.037368	11.428736	13.86%	4,741
2011	10.461668	10.037368	-4.06%	4,741
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.766295	16.577040	20.42%	25,908
2019	11.249017	13.766295	22.38%	11,897
2018	11.939894	11.249017	-5.79%	4,453
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	48.764361	62.713582	28.61%	0
2019	37.624159	48.764361	29.61%	0
2018	40.808779	37.624159	-7.80%	0
2017	33.989425	40.808779	20.06%	0
2016	31.943374	33.989425	6.41%	0
2015	32.217227	31.943374	-0.85%	0
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.003143	14.129302	28.41%	9,205
2019*	10.000000	11.003143	10.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.323952	5.508579	-33.82%	6,626
2019	7.686958	8.323952	8.29%	14,804
2018	10.363592	7.686958	-25.83%	18,254
2017	10.810360	10.363592	-4.13%	17,205
2016	8.211919	10.810360	31.64%	40,074
2015	10.509370	8.211919	-21.86%	22,704
2014	12.218532	10.509370	-13.99%	26,314
2013	9.981813	12.218532	22.41%	36,394
2012	9.666237	9.981813	3.26%	45,417
2011	10.340902	9.666237	-6.52%	53,762
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	31.167832	32.743035	5.05%	79,897
2019	24.826540	31.167832	25.54%	93,265
2018	27.490364	24.826540	-9.69%	110,293
2017	24.714923	27.490364	11.23%	125,713
2016	21.258901	24.714923	16.26%	147,132
2015	22.479889	21.258901	-5.43%	177,757
2014	20.984606	22.479889	7.13%	204,176
2013	16.625347	20.984606	26.22%	229,438
2012	14.388826	16.625347	15.54%	272,914
2011	14.468450	14.388826	-0.55%	333,758
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.814402	15.716250	6.09%	4,700
2019	11.585966	14.814402	27.87%	420
2018	12.941018	11.585966	-10.47%	420
2017	11.254640	12.941018	14.98%	577
2016*	10.000000	11.254640	12.55%	577

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	35.411307	58.831936	66.14%	0
2019	25.525618	35.411307	38.73%	0
2018	23.044998	25.525618	10.76%	0
2017	17.389178	23.044998	32.52%	0
2016	17.591960	17.389178	-1.15%	0
2015	16.914582	17.591960	4.00%	0
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	37.473533	53.114410	41.74%	57,532
2019	28.323316	37.473533	32.31%	74,471
2018	28.807089	28.323316	-1.68%	90,040
2017	21.640170	28.807089	33.12%	98,275
2016	21.791086	21.640170	-0.69%	103,908
2015	20.644511	21.791086	5.55%	119,304
2014	18.830804	20.644511	9.63%	135,351
2013	14.021696	18.830804	34.30%	165,456
2012	12.415372	14.021696	12.94%	190,011
2011	12.573533	12.415372	-1.26%	223,968
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.755910	19.995300	1.21%	18,725
2019	17.435079	19.755910	13.31%	21,340
2018	18.344509	17.435079	-4.96%	27,909
2017	17.375612	18.344509	5.58%	26,411
2016	15.407248	17.375612	12.78%	40,776
2015	16.235810	15.407248	-5.10%	34,852
2014	16.291271	16.235810	-0.34%	29,169
2013	15.605919	16.291271	4.39%	33,156
2012	13.860429	15.605919	12.59%	36,156
2011	13.525764	13.860429	2.47%	44,337
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.604023	16.809555	7.73%	15,489
2019	14.441885	15.604023	8.05%	20,597
2018	14.741264	14.441885	-2.03%	33,548
2017	14.353153	14.741264	2.70%	38,818
2016	13.912519	14.353153	3.17%	66,580
2015	14.210353	13.912519	-2.10%	53,881
2014	13.627965	14.210353	4.27%	55,874
2013	14.087669	13.627965	-3.26%	50,144
2012	13.508871	14.087669	4.28%	101,556
2011	12.778972	13.508871	5.71%	116,641

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.446637	24.961008	16.39%	7,819
2019	17.633936	21.446637	21.62%	8,964
2018	20.953277	17.633936	-15.84%	22,201
2017	17.605008	20.953277	19.02%	35,242
2016	15.925306	17.605008	10.55%	48,500
2015	16.397370	15.925306	-2.88%	62,880
2014	15.659873	16.397370	4.71%	63,428
2013	11.672670	15.659873	34.16%	76,815
2012	10.316987	11.672670	13.14%	98,989
2011	11.719144	10.316987	-11.96%	116,887
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.258091	26.485697	13.88%	11,879
2019	18.475443	23.258091	25.89%	13,675
2018	22.016437	18.475443	-16.08%	19,982
2017	17.161790	22.016437	28.29%	26,742
2016	18.344322	17.161790	-6.45%	29,585
2015	17.977318	18.344322	2.04%	32,200
2014	19.852777	17.977318	-9.45%	5,392
2013	15.443347	19.852777	28.55%	7,203
2012	12.993968	15.443347	18.85%	7,327
2011	15.921110	12.993968	-18.39%	10,329
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.396671	10.474012	-8.10%	182
2019	9.401016	11.396671	21.23%	224
2018	10.193245	9.401016	-7.77%	413
2017*	10.000000	10.193245	1.93%	63
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.158814	31.102038	6.66%	7,106
2019	22.021353	29.158814	32.41%	7,713
2018	27.018450	22.021353	-18.50%	8,655
2017	22.985348	27.018450	17.55%	8,945
2016	21.292563	22.985348	7.95%	12,698
2015	22.275383	21.292563	-4.41%	13,411
2014	21.174591	22.275383	5.20%	19,897
2013	16.462938	21.174591	28.62%	22,218
2012	13.136939	16.462938	25.32%	17,633
2011	14.616436	13.136939	-10.12%	19,481

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.087893	16.623667	10.18%	118
2019	12.766739	15.087893	18.18%	118
2018	14.331894	12.766739	-10.92%	118
2017	12.979987	14.331894	10.42%	118
2016	11.630788	12.979987	11.60%	316
2015	12.577409	11.630788	-7.53%	2,010
2014	12.402760	12.577409	1.41%	7,271
2013	10.162991	12.402760	22.04%	7,271
2012	8.937286	10.162991	13.71%	7,153
2011	9.205881	8.937286	-2.92%	7,153
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.306841	18.175759	-0.72%	14,199
2019	15.997716	18.306841	14.43%	17,894
2018	16.955929	15.997716	-5.65%	23,817
2017	15.679311	16.955929	8.14%	43,218
2016	13.945670	15.679311	12.43%	56,836
2015	15.217169	13.945670	-8.36%	53,197
2014	14.752286	15.217169	3.15%	81,802
2013	13.131082	14.752286	12.35%	99,077
2012	11.822160	13.131082	11.07%	100,472
2011	11.710454	11.822160	0.95%	82,870
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.977922	21.757500	3.72%	3,168
2019	16.839011	20.977922	24.58%	4,009
2018	19.603809	16.839011	-14.10%	6,112
2017	17.967513	19.603809	9.11%	5,785
2016	13.996619	17.967513	28.37%	12,279
2015	15.327632	13.996619	-8.68%	14,094
2014	15.457027	15.327632	-0.84%	17,903
2013	11.506600	15.457027	34.33%	19,657
2012	9.857727	11.506600	16.73%	26,919
2011	10.388032	9.857727	-5.10%	39,317
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.311416	14.225018	15.54%	2,243
2019	9.855188	12.311416	24.92%	7,339
2018	11.871008	9.855188	-16.98%	7,315
2017	8.574241	11.871008	38.45%	7,121
2016	7.404213	8.574241	15.80%	6,858
2015	9.340420	7.404213	-20.73%	12,417
2014*	10.000000	9.340420	-6.60%	16,611

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.784802	17.375199	-2.30%	0
2019	15.985240	17.784802	11.26%	0
2018	19.135327	15.985240	-16.46%	0
2017	16.583667	19.135327	15.39%	0
2016	15.646577	16.583667	5.99%	0
2015	16.937242	15.646577	-7.62%	0
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.972832	8.744763	-2.54%	6,433
2019	8.087009	8.972832	10.95%	6,551
2018	9.700464	8.087009	-16.63%	11,534
2017	8.430492	9.700464	15.06%	12,608
2016	7.977466	8.430492	5.68%	13,092
2015	8.652545	7.977466	-7.80%	15,767
2014*	10.000000	8.652545	-13.47%	16,920
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.721257	9.078922	-6.61%	19,997
2019	9.664739	9.721257	0.58%	20,740
2018	9.616381	9.664739	0.50%	28,799
2017	9.568289	9.616381	0.50%	25,691
2016	9.426771	9.568289	1.50%	40,718
2015	9.990710	9.426771	-5.64%	61,831
2014*	10.000000	9.990710	-0.09%	69,518
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.005216	13.350625	2.66%	0
2019	11.783339	13.005216	10.37%	0
2018	12.493278	11.783339	-5.68%	797
2017	11.201482	12.493278	11.53%	1,594
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.085434	10.612433	5.23%	0
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.974801	10.561784	5.88%	14,155
2019	9.633489	9.974801	3.54%	141
2018	10.293377	9.633489	-6.41%	148
2017	10.069135	10.293377	2.23%	456
2016	10.261346	10.069135	-1.87%	612
2015	10.218121	10.261346	0.42%	324
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.521213	16.321582	5.16%	0
2019	12.966597	15.521213	19.70%	0
2018	14.321715	12.966597	-9.46%	0
2017	12.623637	14.321715	13.45%	0
2016	11.598889	12.623637	8.83%	0
2015	11.842480	11.598889	-2.06%	0
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.519384	29.332956	30.26%	0
2019	17.210695	22.519384	30.85%	0
2018	18.791082	17.210695	-8.41%	0
2017	15.286136	18.791082	22.93%	0
2016	14.267980	15.286136	7.14%	0
2015	14.482081	14.267980	-1.48%	0
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.143682	21.251552	11.01%	0
2019	16.164805	19.143682	18.43%	0
2018	17.391794	16.164805	-7.05%	0
2017	15.419549	17.391794	12.79%	0
2016	14.477543	15.419549	6.51%	0
2015	14.667392	14.477543	-1.29%	0
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.889689	21.988081	0.45%	0
2019	17.941343	21.889689	22.01%	0
2018	20.360881	17.941343	-11.88%	0
2017	17.990980	20.360881	13.17%	0
2016	14.868387	17.990980	21.00%	0
2015	15.823306	14.868387	-6.03%	0
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.368026	21.014979	3.18%	0
2019	18.491814	20.368026	10.15%	0
2018	19.562144	18.491814	-5.47%	0
2017	18.674993	19.562144	4.75%	0
2016	16.116104	18.674993	15.88%	0
2015	17.017561	16.116104	-5.30%	0
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.357824	22.807296	-2.36%	0
2019	19.326059	23.357824	20.86%	0
2018	22.444675	19.326059	-13.89%	0
2017	21.950683	22.444675	2.25%	0
2016	17.583250	21.950683	24.84%	0
2015	19.096817	17.583250	-7.93%	0
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.868373	24.546502	2.84%	0
2019	19.105856	23.868373	24.93%	0
2018	22.267910	19.105856	-14.20%	0
2017	19.860579	22.267910	12.12%	0
2016	15.890416	19.860579	24.98%	0
2015	17.290773	15.890416	-8.10%	0
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.937241	28.513701	29.98%	0
2019	17.702557	21.937241	23.92%	0
2018	20.018270	17.702557	-11.57%	0
2017	16.588937	20.018270	20.67%	0
2016	14.828608	16.588937	11.87%	0
2015	15.236381	14.828608	-2.68%	0
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.930936	33.892074	35.94%	0
2019	18.880347	24.930936	32.05%	0
2018	19.872181	18.880347	-4.99%	0
2017	15.489947	19.872181	28.29%	0
2016	14.449175	15.489947	7.20%	0
2015	13.891639	14.449175	4.01%	0
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.965303	33.638305	40.36%	0
2019	17.772922	23.965303	34.84%	0
2018	18.704637	17.772922	-4.98%	0
2017	14.896448	18.704637	25.56%	0
2016	14.772367	14.896448	0.84%	0
2015	14.267756	14.772367	3.54%	0
2014	13.344138	14.267756	6.92%	0
2013	9.657360	13.344138	38.18%	252
2012*	10.000000	9.657360	-3.43%	245
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.505341	32.909848	40.01%	2,420
2019	17.473921	23.505341	34.52%	1,534
2018	18.440859	17.473921	-5.24%	1,478
2017	14.722748	18.440859	25.25%	39
2016	14.636028	14.722748	0.59%	41
2015	14.170716	14.636028	3.28%	44
2014	13.286584	14.170716	6.65%	46
2013	9.639190	13.286584	37.84%	1,265
2012*	10.000000	9.639190	-3.61%	1,072

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.705770	52.127621	34.68%	0
2019	28.822652	38.705770	34.29%	0
2018	31.010915	28.822652	-7.06%	0
2017	24.796220	31.010915	25.06%	0
2016	25.713669	24.796220	-3.57%	0
2015	25.186304	25.713669	2.09%	0
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	25.180948	28.267307	12.26%	0
2019	19.802725	25.180948	27.16%	0
2018	22.168360	19.802725	-10.67%	0
2017	19.865008	22.168360	11.60%	0
2016	18.270972	19.865008	8.72%	0
2015	19.665118	18.270972	-7.09%	0
2014	18.442016	19.665118	6.63%	0
2013	14.471103	18.442016	27.44%	0
2012	12.887930	14.471103	12.28%	0
2011	13.078812	12.887930	-1.46%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	39.326255	54.553297	38.72%	25,825
2019	28.619184	39.326255	37.41%	28,386
2018	30.907961	28.619184	-7.41%	30,529
2017	24.338096	30.907961	26.99%	39,370
2016	24.119692	24.338096	0.91%	41,948
2015	22.946306	24.119692	5.11%	47,496
2014	21.999635	22.946306	4.30%	53,461
2013	16.407668	21.999635	34.08%	64,098
2012	14.290760	16.407668	14.81%	74,716
2011	14.336167	14.290760	-0.32%	89,839
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.652449	46.52%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	17.030363	18.463112	8.41%	6,143
2019	14.349751	17.030363	18.68%	6,143
2018	16.083327	14.349751	-10.78%	6,143
2017	14.690482	16.083327	9.48%	6,143
2016	12.941140	14.690482	13.52%	6,143
2015	13.433025	12.941140	-3.66%	6,143
2014	12.494905	13.433025	7.51%	6,143
2013	10.122990	12.494905	23.43%	6,143
2012	9.120097	10.122990	11.00%	0
2011*	10.000000	9.120097	-8.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	27.736855	34.907183	25.85%	79,407
2019	21.345457	27.736855	29.94%	92,543
2018	24.937080	21.345457	-14.40%	100,444
2017	18.505099	24.937080	34.76%	129,442
2016	18.751769	18.505099	-1.32%	157,279
2015	18.296407	18.751769	2.49%	215,462
2014	18.140382	18.296407	0.86%	232,153
2013	14.451565	18.140382	25.53%	119,468
2012	12.086923	14.451565	19.56%	130,830
2011	13.366337	12.086923	-9.57%	147,854
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.861717	13.713097	-13.55%	0
2019	13.078807	15.861717	21.28%	0
2018	14.135097	13.078807	-7.47%	0
2017	12.680510	14.135097	11.47%	0
2016	12.602978	12.680510	0.62%	0
2015	12.973984	12.602978	-2.86%	0
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.074961	11.291256	1.95%	69
2019	10.137037	11.074961	9.25%	67
2018	10.754715	10.137037	-5.74%	3,733
2017	10.263238	10.754715	4.79%	4,965
2016	9.770259	10.263238	5.05%	5,654
2015	10.138168	9.770259	-3.63%	5,511
2014	9.998294	10.138168	1.40%	3,551
2013	10.153699	9.998294	-1.53%	7,088
2012*	10.000000	10.153699	1.54%	1,945
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.506908	32.172142	12.86%	0
2019	21.819401	28.506908	30.65%	0
2018	21.932549	21.819401	-0.52%	0
2017	19.203747	21.932549	14.21%	0
2016	21.996778	19.203747	-12.70%	0
2015	21.625114	21.996778	1.72%	0
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.362365	30.755111	12.40%	0
2019	21.583778	27.362365	26.77%	0
2018	25.748090	21.583778	-16.17%	0
2017	21.229320	25.748090	21.29%	0
2016	21.627597	21.229320	-1.84%	0
2015	22.461047	21.627597	-3.71%	0
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.613560	37.763925	12.35%	31,659
2019	25.810485	33.613560	30.23%	40,053
2018	28.420356	25.810485	-9.18%	46,287
2017	24.653818	28.420356	15.28%	59,998
2016	22.400580	24.653818	10.06%	70,287
2015	21.986841	22.400580	1.88%	86,235
2014	20.143043	21.986841	9.15%	95,736
2013	15.503064	20.143043	29.93%	111,897
2012	13.453826	15.503064	15.23%	129,448
2011	13.646425	13.453826	-1.41%	169,173
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.563559	17.791729	7.41%	0
2019	13.434967	16.563559	23.29%	0
2018	15.414917	13.434967	-12.84%	0
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.675819	26.814108	18.25%	797
2019	18.184248	22.675819	24.70%	4,254
2018	20.567258	18.184248	-11.59%	4,098
2017	18.271816	20.567258	12.56%	4,606
2016	15.696760	18.271816	16.41%	2,638
2015	16.917657	15.696760	-7.22%	2,474
2014	15.328616	16.917657	10.37%	3,268
2013	11.024374	15.328616	39.04%	10,830
2012	9.476668	11.024374	16.33%	10,039
2011	9.828402	9.476668	-3.58%	9,460

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.984074	13.109234	19.35%	58
2019	8.706416	10.984074	26.16%	372
2018	10.976968	8.706416	-20.68%	388
2017	8.804103	10.976968	24.68%	1,957
2016	9.177984	8.804103	-4.07%	1,131
2015	9.027900	9.177984	1.66%	2,012
2014*	10.000000	9.027900	-9.72%	2,119
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.261526	36.224413	12.28%	4,356
2019	26.868189	32.261526	20.07%	4,955
2018	28.819347	26.868189	-6.77%	7,175
2017	24.711780	28.819347	16.62%	7,482
2016	25.722300	24.711780	-3.93%	9,041
2015	28.463271	25.722300	-9.63%	12,775
2014	30.471856	28.463271	-6.59%	20,278
2013	24.697448	30.471856	23.38%	21,226
2012	21.018406	24.697448	17.50%	22,784
2011	22.971594	21.018406	-8.50%	24,002
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.695071	31.044215	4.54%	325
2019	27.085136	29.695071	9.64%	929
2018	28.065396	27.085136	-3.49%	1,574
2017	26.680880	28.065396	5.19%	2,262
2016	23.288925	26.680880	14.56%	3,437
2015	25.262976	23.288925	-7.81%	4,870
2014	25.142776	25.262976	0.48%	7,073
2013	23.076815	25.142776	8.95%	9,576
2012	19.727767	23.076815	16.98%	5,857
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.732186	56.904300	46.92%	2,795
2019	28.477461	38.732186	36.01%	2,089
2018	28.900955	28.477461	-1.47%	2,387
2017	23.097708	28.900955	25.12%	22
2016	22.074757	23.097708	4.63%	25
2015	23.761658	22.074757	-7.10%	70
2014	22.340925	23.761658	6.36%	409
2013	17.437595	22.340925	28.12%	950
2012	15.573917	17.437595	11.97%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.534090	11.451401	8.71%	0
2019	9.776616	10.534090	7.75%	0
2018	10.045420	9.776616	-2.68%	0
2017	9.857161	10.045420	1.91%	1,356
2016	9.779457	9.857161	0.79%	1,356
2015*	10.000000	9.779457	-2.21%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.459993	39.015637	37.09%	59,738
2019	21.091405	28.459993	34.94%	66,148
2018	21.031080	21.091405	0.29%	83,388
2017	16.407245	21.031080	28.18%	89,018
2016	16.322505	16.407245	0.52%	103,655
2015	14.788861	16.322505	10.37%	115,425
2014	13.827926	14.788861	6.95%	122,359
2013	10.714814	13.827926	29.05%	142,825
2012	8.773952	10.714814	22.12%	184,135
2011	9.562054	8.773952	-8.24%	207,174
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.638430	26.214352	48.62%	47,101
2019	12.352491	17.638430	42.79%	52,999
2018	12.416004	12.352491	-0.51%	62,246
2017	8.689095	12.416004	42.89%	66,681
2016	7.740020	8.689095	12.26%	76,729
2015	7.501427	7.740020	3.18%	74,780
2014	6.957572	7.501427	7.82%	76,254
2013	5.211821	6.957572	33.50%	83,889
2012	4.436450	5.211821	17.48%	86,325
2011	4.925784	4.436450	-9.93%	41,013
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.824946	15.815483	14.40%	39,649
2019	11.065897	13.824946	24.93%	43,916
2018	13.225900	11.065897	-16.33%	58,170
2017	10.254307	13.225900	28.98%	69,685
2016	11.147213	10.254307	-8.01%	80,821
2015	12.397025	11.147213	-10.08%	91,577
2014	14.304090	12.397025	-13.33%	105,036
2013	12.694230	14.304090	12.68%	112,304
2012	11.375515	12.694230	11.59%	141,733
2011	17.050778	11.375515	-33.28%	64,077
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.437512	33.091313	-1.04%	8,507
2019	26.752859	33.437512	24.99%	11,527
2018	30.777883	26.752859	-13.08%	11,466
2017	27.437019	30.777883	12.18%	12,960
2016	24.260378	27.437019	13.09%	9,041
2015	25.276026	24.260378	-4.02%	10,191
2014	22.270453	25.276026	13.50%	10,332
2013	17.072054	22.270453	30.45%	12,562
2012	14.384008	17.072054	18.69%	14,476
2011	14.279258	14.384008	0.73%	17,920

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.455137	10.177293	-2.66%	457
2019	8.975288	10.455137	16.49%	462
2018	11.177706	8.975288	-19.70%	8,313
2017	8.868214	11.177706	26.04%	10,500
2016	7.446400	8.868214	19.09%	22,244
2015	9.446852	7.446400	-21.18%	16,877
2014*	10.000000	9.446852	-5.53%	16,625
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.647749	11.278406	5.92%	1,255
2019	9.961199	10.647749	6.89%	909
2018	10.208209	9.961199	-2.42%	614
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.592165	32.430505	43.55%	2,547
2019	16.218645	22.592165	39.30%	5,364
2018	16.737690	16.218645	-3.10%	6,886
2017	13.436526	16.737690	24.57%	3,487
2016	12.524759	13.436526	7.28%	1,307
2015	12.981137	12.524759	-3.52%	1,784
2014	14.232107	12.981137	-8.79%	345
2013	10.221111	14.232107	39.24%	1,896
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	24.007683	24.433904	1.78%	13,798
2019	18.801104	24.007683	27.69%	25,984
2018	21.272778	18.801104	-11.62%	29,049
2017	18.384515	21.272778	15.71%	33,708
2016	16.387315	18.384515	12.19%	33,942
2015	16.776699	16.387315	-2.32%	41,257
2014	15.439690	16.776699	8.66%	46,322
2013	11.548165	15.439690	33.70%	52,030
2012	10.107238	11.548165	14.26%	56,712
2011	10.298488	10.107238	-1.86%	75,108
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.850635	12.357134	13.88%	0
2019*	10.000000	10.850635	8.51%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.089557	26.181368	18.52%	3,376
2019	17.829384	22.089557	23.89%	6,888
2018	20.031974	17.829384	-11.00%	9,971
2017	16.019269	20.031974	25.05%	11,372
2016	15.645110	16.019269	2.39%	14,845
2015	14.924020	15.645110	4.83%	20,342
2014	14.966396	14.924020	-0.28%	18,478
2013	11.892421	14.966396	25.85%	27,680
2012	10.404132	11.892421	14.30%	12,197
2011	10.742489	10.404132	-3.15%	6,612
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.313439	33.13%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.625713	36.26%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.775347	15.704742	6.29%	7,222
2019	13.514711	14.775347	9.33%	7,222
2018	13.797516	13.514711	-2.05%	9,204
2017	13.170631	13.797516	4.76%	10,875
2016	12.587874	13.170631	4.63%	10,875
2015	12.850270	12.587874	-2.04%	12,960
2014	12.083548	12.850270	6.35%	5,575
2013	12.294099	12.083548	-1.71%	2,421
2012	11.393500	12.294099	7.90%	4,103
2011	10.937141	11.393500	4.17%	12,835
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	50.279082	52.324105	4.07%	2,343
2019	44.631999	50.279082	12.65%	2,420
2018	48.648010	44.631999	-8.26%	2,560
2017	44.970218	48.648010	8.18%	2,619
2016	41.252861	44.970218	9.01%	2,956
2015	42.310672	41.252861	-2.50%	3,099
2014	41.690950	42.310672	1.49%	3,499
2013	46.337422	41.690950	-10.03%	4,428
2012	39.840934	46.337422	16.31%	4,555
2011	37.750186	39.840934	5.54%	7,229
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.840254	11.506861	-2.82%	3,356
2019	9.391272	11.840254	26.08%	3,365
2018	10.341212	9.391272	-9.19%	3,375
2017	9.318677	10.341212	10.97%	5,350
2016	8.220270	9.318677	13.36%	15,188
2015*	10.000000	8.220270	-17.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.372706	21.186878	9.36%	0
2019	16.683108	19.372706	16.12%	0
2018	18.098466	16.683108	-7.82%	0
2017	15.808190	18.098466	14.49%	0
2016	15.185195	15.808190	4.10%	0
2015	16.453037	15.185195	-7.71%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.754546	24.482377	12.54%	412
2019	17.792838	21.754546	22.27%	412
2018	19.443201	17.792838	-8.49%	795
2017	16.779008	19.443201	15.88%	412
2016	15.329703	16.779008	9.45%	412
2015	16.747703	15.329703	-8.47%	412
2014	17.343482	16.747703	-3.44%	1,593
2013	13.333512	17.343482	30.07%	2,584
2012	11.028004	13.333512	20.91%	3,144
2011	11.287082	11.028004	-2.30%	1,824
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.944733	34.171417	48.93%	29,847
2019	17.477012	22.944733	31.29%	36,964
2018	21.218710	17.477012	-17.63%	44,612
2017	17.109465	21.218710	24.02%	51,067
2016	17.727889	17.109465	-3.49%	54,823
2015	18.068403	17.727889	-1.88%	58,952
2014	18.511590	18.068403	-2.39%	66,493
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.839224	21.908356	10.43%	38,674
2019	16.658781	19.839224	19.09%	41,670
2018	17.782037	16.658781	-6.32%	52,445
2017	15.574154	17.782037	14.18%	42,745
2016	14.490563	15.574154	7.48%	53,503
2015	14.553097	14.490563	-0.43%	53,638
2014	14.058163	14.553097	3.52%	51,794
2013	11.564862	14.058163	21.56%	53,135
2012	10.136363	11.564862	14.09%	76,815
2011	10.185355	10.136363	-0.48%	84,078

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.403583	13.355810	7.68%	4,385
2019	11.542789	12.403583	7.46%	5,132
2018	11.834619	11.542789	-2.47%	13,347
2017	11.628721	11.834619	1.77%	14,776
2016	11.488878	11.628721	1.22%	15,808
2015	11.678990	11.488878	-1.63%	15,447
2014	11.283092	11.678990	3.51%	17,296
2013	11.745615	11.283092	-3.94%	25,003
2012	11.349117	11.745615	3.49%	33,176
2011	10.886683	11.349117	4.25%	39,193
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.481471	31.363557	28.11%	20,151
2019	18.422069	24.481471	32.89%	24,583
2018	20.628911	18.422069	-10.70%	35,701
2017	15.974195	20.628911	29.14%	42,045
2016	16.170109	15.974195	-1.21%	47,487
2015	15.392570	16.170109	5.05%	60,318
2014	15.329730	15.392570	0.41%	57,972
2013	12.085782	15.329730	26.84%	63,413
2012	10.040218	12.085782	20.37%	64,898
2011	11.227749	10.040218	-10.58%	70,297
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.337355	39.341849	49.38%	12,023
2019	20.502033	26.337355	28.46%	26,991
2018	20.932193	20.502033	-2.06%	33,415
2017	16.611103	20.932193	26.01%	36,842
2016	15.446288	16.611103	7.54%	38,294
2015	14.719560	15.446288	4.94%	45,534
2014	13.814202	14.719560	6.55%	53,083
2013	10.809513	13.814202	27.80%	76,203
2012	9.338308	10.809513	15.75%	86,882
2011	9.936478	9.338308	-6.02%	81,606
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.982434	23.394378	11.50%	18,777
2019	16.933919	20.982434	23.91%	19,722
2018	17.559399	16.933919	-3.56%	26,546
2017	14.605454	17.559399	20.22%	26,044
2016	13.333890	14.605454	9.54%	34,292
2015	13.377837	13.333890	-0.33%	39,302
2014	12.308889	13.377837	8.68%	39,396
2013	9.388388	12.308889	31.11%	45,215
2012	8.134094	9.388388	15.42%	38,470
2011	8.437999	8.134094	-3.60%	42,169

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.228513	20.755095	2.60%	11,846
2019	18.792698	20.228513	7.64%	14,548
2018	19.518713	18.792698	-3.72%	16,801
2017	18.616399	19.518713	4.85%	20,058
2016	17.377412	18.616399	7.13%	23,973
2015	18.148708	17.377412	-4.25%	28,538
2014	17.718275	18.148708	2.43%	41,452
2013	18.174214	17.718275	-2.51%	37,357
2012	16.421308	18.174214	10.67%	49,682
2011	15.778518	16.421308	4.07%	49,649
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	31.078632	33.816522	8.81%	26,227
2019	24.376058	31.078632	27.50%	29,251
2018	24.724871	24.376058	-1.41%	33,971
2017	20.804995	24.724871	18.84%	40,545
2016	18.942232	20.804995	9.83%	47,850
2015	19.033161	18.942232	-0.48%	56,714
2014	17.212463	19.033161	10.58%	77,913
2013	13.315422	17.212463	29.27%	90,123
2012	11.824177	13.315422	12.61%	98,429
2011	11.928634	11.824177	-0.88%	112,282
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.660650	28.263176	2.18%	8,987
2019	22.035259	27.660650	25.53%	9,914
2018	24.098555	22.035259	-8.56%	11,883
2017	20.712303	24.098555	16.35%	14,568
2016	17.818383	20.712303	16.24%	20,779
2015	19.286240	17.818383	-7.61%	26,247
2014	17.917375	19.286240	7.64%	38,133
2013	13.396973	17.917375	33.74%	38,670
2012	11.469793	13.396973	16.80%	39,575
2011	11.909239	11.469793	-3.69%	42,178
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.044239	13.603154	12.94%	1,426
2019	10.627017	12.044239	13.34%	698
2018	11.776333	10.627017	-9.76%	793
2017	10.084160	11.776333	16.78%	891
2016*	10.000000	10.084160	0.84%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.774952	18.617447	10.98%	0
2019	13.724650	16.774952	22.22%	0
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	1,046
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.053910	16.279987	8.14%	12,862
2019	13.141460	15.053910	14.55%	12,864
2018	14.215221	13.141460	-7.55%	14,459
2017	12.865962	14.215221	10.49%	19,201
2016	12.297011	12.865962	4.63%	25,096
2015	12.605143	12.297011	-2.44%	23,776
2014	12.257368	12.605143	2.84%	22,719
2013	10.842213	12.257368	13.05%	24,420
2012	9.901343	10.842213	9.50%	20,596
2011	10.178550	9.901343	-2.72%	20,554
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.212239	17.818287	9.91%	1,991
2019	13.674624	16.212239	18.56%	0
2018	15.102205	13.674624	-9.45%	4,373
2017	13.225621	15.102205	14.19%	4,285
2016	12.497841	13.225621	5.82%	4,194
2015	12.845981	12.497841	-2.71%	4,091
2014	12.443839	12.845981	3.23%	2,527
2013	10.409028	12.443839	19.55%	2,527
2012	9.289782	10.409028	12.05%	2,527
2011	9.757848	9.289782	-4.80%	2,527
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.184391	13.986876	6.09%	6,895
2019	12.082336	13.184391	9.12%	7,304
2018	12.582629	12.082336	-3.98%	7,702
2017	11.997916	12.582629	4.87%	8,133
2016	11.631259	11.997916	3.15%	8,554
2015	11.883626	11.631259	-2.12%	8,977
2014	11.663208	11.883626	1.89%	9,606
2013	11.272747	11.663208	3.46%	10,136
2012	10.635656	11.272747	5.99%	9,829
2011	10.636271	10.635656	-0.01%	39,807

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.477890	12.923497	3.57%	0
2019	11.115278	12.477890	12.26%	0
2018	12.124200	11.115278	-8.32%	0
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.981023	13.741249	5.86%	0
2019	11.406919	12.981023	13.80%	0
2018	12.450432	11.406919	-8.38%	0
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.684096	17.117618	9.14%	6,476
2019	13.463834	15.684096	16.49%	8,492
2018	14.697639	13.463834	-8.39%	8,805
2017	13.078748	14.697639	12.38%	8,802
2016	12.426494	13.078748	5.25%	8,790
2015	12.738720	12.426494	-2.45%	15,302
2014	12.354957	12.738720	3.11%	25,586
2013	10.636554	12.354957	16.16%	23,978
2012	9.600365	10.636554	10.79%	8,896
2011	9.968937	9.600365	-3.70%	7,361
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.478794	18.240131	10.69%	0
2019	13.673094	16.478794	20.52%	0
2018	15.324711	13.673094	-10.78%	0
2017	13.163173	15.324711	16.42%	0
2016	12.407658	13.163173	6.09%	0
2015	12.776465	12.407658	-2.89%	0
2014	12.392557	12.776465	3.10%	964
2013	10.113294	12.392557	22.54%	964
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.525617	15.619169	7.53%	564
2019	12.888584	14.525617	12.70%	608
2018	13.726433	12.888584	-6.10%	656
2017	12.668439	13.726433	8.35%	923
2016	12.120834	12.668439	4.52%	974
2015	12.425283	12.120834	-2.45%	1,283
2014	12.107456	12.425283	2.63%	1,339
2013	11.038758	12.107456	9.68%	3,039
2012	10.174002	11.038758	8.50%	8,442
2011	10.346130	10.174002	-1.66%	10,046
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.577701	16.155190	3.71%	1,353
2019	14.045121	15.577701	10.91%	1,719
2018	16.896703	14.045121	-16.88%	1,713
2017	13.963642	16.896703	21.00%	1,817
2016	14.005178	13.963642	-0.30%	1,934
2015	14.780942	14.005178	-5.25%	2,274
2014	16.320458	14.780942	-9.43%	5,264
2013	13.782602	16.320458	18.41%	6,699
2012	11.691392	13.782602	17.89%	4,081
2011	13.539657	11.691392	-13.65%	4,979
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.747495	17.47%	2,834
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.775470	14.535029	5.51%	9,764
2019	12.824167	13.775470	7.42%	10,925
2018	13.062011	12.824167	-1.82%	13,257
2017	12.689056	13.062011	2.94%	2,554
2016	12.215655	12.689056	3.88%	1,366
2015	12.478981	12.215655	-2.11%	2,483
2014	12.047147	12.478981	3.58%	1,953
2013	12.456312	12.047147	-3.28%	1,951
2012	11.724510	12.456312	6.24%	14,017
2011	11.154881	11.724510	5.11%	14,460
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.256106	15.327237	7.51%	700
2019	13.192842	14.256106	8.06%	158
2018	13.578570	13.192842	-2.84%	176
2017	13.270936	13.578570	2.32%	373
2016	13.024363	13.270936	1.89%	477
2015	13.277968	13.024363	-1.91%	5,703
2014	12.839722	13.277968	3.41%	4,786
2013	13.294413	12.839722	-3.42%	4,911
2012	12.587652	13.294413	5.61%	5,940
2011	12.037904	12.587652	4.57%	8,511

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.601707	10.844457	2.29%	8,985
2019	10.087864	10.601707	5.09%	9,829
2018*	10.000000	10.087864	0.88%	13,003
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.377978	28.350201	11.71%	6,191
2019	20.934710	25.377978	21.22%	7,905
2018	25.711980	20.934710	-18.58%	16,252
2017	18.427770	25.711980	39.53%	17,418
2016	17.349859	18.427770	6.21%	21,835
2015	20.946977	17.349859	-17.17%	21,126
2014	22.482440	20.946977	-6.83%	22,841
2013	22.632906	22.482440	-0.66%	1,188
2012	19.583210	22.632906	15.57%	1,188
2011	25.585692	19.583210	-23.46%	1,364
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.244920	26.388806	4.53%	13,024
2019	22.314106	25.244920	13.13%	16,388
2018	23.332443	22.314106	-4.36%	20,757
2017	22.165116	23.332443	5.27%	24,631
2016	19.691375	22.165116	12.56%	28,701
2015	20.505634	19.691375	-3.97%	33,741
2014	20.279585	20.505634	1.11%	47,499
2013	19.209010	20.279585	5.57%	22,757
2012	17.006776	19.209010	12.95%	30,435
2011	16.613435	17.006776	2.37%	33,305
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	16.182048	16.926045	4.60%	99,864
2019	15.443456	16.182048	4.78%	111,727
2018	15.671469	15.443456	-1.45%	147,780
2017	15.568868	15.671469	0.66%	165,492
2016	15.673072	15.568868	-0.66%	164,095
2015	15.912923	15.673072	-1.51%	196,946
2014	15.433695	15.912923	3.11%	233,102
2013	16.314484	15.433695	-5.40%	258,735
2012	16.055896	16.314484	1.61%	312,111
2011	15.181780	16.055896	5.76%	357,209
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.557620	10.435157	-1.16%	206,660
2019	10.520116	10.557620	0.36%	94,990
2018	10.523949	10.520116	-0.04%	112,839
2017	10.628164	10.523949	-0.98%	170,257
2016	10.777838	10.628164	-1.39%	271,926
2015	10.930871	10.777838	-1.40%	198,534
2014	11.086075	10.930871	-1.40%	204,663
2013	11.243481	11.086075	-1.40%	217,376
2012	11.403562	11.243481	-1.40%	344,275
2011	11.565023	11.403562	-1.40%	522,023

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.024327	17.055824	6.44%	6,618
2019	13.643124	16.024327	17.45%	7,234
2018	16.190789	13.643124	-15.74%	12,359
2017	12.883151	16.190789	25.67%	16,079
2016	12.953023	12.883151	-0.54%	23,530
2015	13.551230	12.953023	-4.41%	26,400
2014	13.805555	13.551230	-1.84%	29,364
2013	11.882533	13.805555	16.18%	7,698
2012	10.424572	11.882533	13.99%	8,191
2011	11.716421	10.424572	-11.03%	8,466
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.674592	12.331554	5.63%	270
2019	9.769110	11.674592	19.51%	832
2018	11.538635	9.769110	-15.34%	297
2017	9.402483	11.538635	22.72%	1,467
2016	9.486013	9.402483	-0.88%	1,440
2015	9.756230	9.486013	-2.77%	1,283
2014	10.547416	9.756230	-7.50%	1,169
2013	8.839774	10.547416	19.32%	2,120
2012	7.584319	8.839774	16.55%	2,524
2011	8.825898	7.584319	-14.07%	2,578
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.783048	28.680298	11.24%	18,199
2019	21.133665	25.783048	22.00%	18,110
2018	23.517910	21.133665	-10.14%	18,021
2017	20.139296	23.517910	16.78%	18,180
2016	18.657959	20.139296	7.94%	19,143
2015	19.113658	18.657959	-2.38%	19,074
2014	18.464529	19.113658	3.52%	34,109
2013	14.716704	18.464529	25.47%	44,804
2012	12.878109	14.716704	14.28%	80,365
2011	13.595059	12.878109	-5.27%	84,399
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.633239	20.100537	7.87%	4,803
2019	16.384258	18.633239	13.73%	4,867
2018	17.465153	16.384258	-6.19%	4,925
2017	15.938376	17.465153	9.58%	7,769
2016	15.205699	15.938376	4.82%	9,068
2015	15.448431	15.205699	-1.57%	11,962
2014	14.980860	15.448431	3.12%	9,872
2013	13.395360	14.980860	11.84%	7,386
2012	12.420224	13.395360	7.85%	4,147
2011	12.485749	12.420224	-0.52%	4,713

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.698946	24.981620	10.06%	2,239
2019	19.193874	22.698946	18.26%	2,207
2018	20.814777	19.193874	-7.79%	2,432
2017	18.386678	20.814777	13.21%	2,423
2016	17.307540	18.386678	6.24%	2,418
2015	17.647147	17.307540	-1.92%	2,353
2014	17.011103	17.647147	3.74%	1,126
2013	14.437980	17.011103	17.82%	1,126
2012	13.045391	14.437980	10.67%	1,126
2011	13.355194	13.045391	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.493976	16.302941	5.22%	60,337
2019	14.346329	15.493976	8.00%	22,589
2018	14.818378	14.346329	-3.19%	23,786
2017	14.220117	14.818378	4.21%	28,207
2016	13.831726	14.220117	2.81%	40,533
2015	13.991080	13.831726	-1.14%	44,064
2014	13.658383	13.991080	2.44%	75,439
2013	13.213856	13.658383	3.36%	101,372
2012	12.742431	13.213856	3.70%	101,190
2011	12.554982	12.742431	1.49%	97,701
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.474729	12.860996	3.10%	0
2019	11.196489	12.474729	11.42%	0
2018	12.033298	11.196489	-6.95%	0
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.062369	13.694497	4.84%	0
2019	11.495033	13.062369	13.63%	0
2018	12.410534	11.495033	-7.38%	0
2017	10.760883	12.410534	15.33%	0
2016	10.203997	10.760883	5.46%	0
2015	10.775041	10.203997	-5.30%	0
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.365807	23.245957	8.80%	198,743
2019	18.403454	21.365807	16.10%	217,282
2018	19.790314	18.403454	-7.01%	242,818
2017	17.773029	19.790314	11.35%	271,202
2016	16.823029	17.773029	5.65%	302,478
2015	17.119195	16.823029	-1.73%	359,586
2014	16.507013	17.119195	3.71%	399,418
2013	14.354555	16.507013	14.99%	440,400
2012	13.138332	14.354555	9.26%	532,657
2011	13.329878	13.138332	-1.44%	672,257
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.254775	26.863648	10.76%	89,299
2019	20.191679	24.254775	20.12%	95,303
2018	22.194922	20.191679	-9.03%	97,901
2017	19.291583	22.194922	15.05%	113,674
2016	18.035104	19.291583	6.97%	132,161
2015	18.425665	18.035104	-2.12%	175,732
2014	17.804702	18.425665	3.49%	212,913
2013	14.755526	17.804702	20.66%	243,757
2012	13.155324	14.755526	12.16%	306,389
2011	13.631623	13.155324	-3.49%	405,705
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.592988	19.900612	7.03%	47,115
2019	16.616552	18.592988	11.89%	48,448
2018	17.507143	16.616552	-5.09%	50,485
2017	16.257507	17.507143	7.69%	64,999
2016	15.598163	16.257507	4.23%	75,593
2015	15.824478	15.598163	-1.43%	80,473
2014	15.322942	15.824478	3.27%	88,009
2013	14.064436	15.322942	8.95%	93,856
2012	13.203082	14.064436	6.52%	122,825
2011	13.119542	13.203082	0.64%	152,942
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.466509	11.055233	5.62%	10,280
2019*	10.000000	10.466509	4.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.767148	12.289583	14.14%	0
2019*	10.000000	10.767148	7.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.689874	30.387323	28.27%	16,840
2019	18.406693	23.689874	28.70%	16,560
2018	19.262231	18.406693	-4.44%	19,836
2017	15.003277	19.262231	28.39%	20,727
2016	14.889658	15.003277	0.76%	19,794
2015	14.599663	14.889658	1.99%	24,179
2014	13.407747	14.599663	8.89%	26,213
2013	10.091991	13.407747	32.86%	34,323
2012	8.796906	10.091991	14.72%	50,050
2011	9.188587	8.796906	-4.26%	63,815
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.083985	13.815703	5.59%	2,482
2019	11.153864	13.083985	17.30%	54
2018	11.886080	11.153864	-6.16%	148
2017	10.254405	11.886080	15.91%	246
2016	9.580687	10.254405	7.03%	1,953
2015	9.940095	9.580687	-3.62%	2,348
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.055432	15.880994	5.48%	0
2019	12.517486	15.055432	20.28%	0
2018	13.031769	12.517486	-3.95%	0
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	1,927
2015	10.136201	10.008431	-1.26%	2,291
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.746674	46.596300	17.23%	203,828
2019	29.292371	39.746674	35.69%	232,700
2018	30.093668	29.292371	-2.66%	268,240
2017	23.972218	30.093668	25.54%	305,781
2016	23.459513	23.972218	2.19%	339,589
2015	22.639583	23.459513	3.62%	405,877
2014	21.103926	22.639583	7.28%	453,908
2013	15.656863	21.103926	34.79%	536,698
2012	13.379633	15.656863	17.02%	651,364
2011	13.879239	13.379633	-3.60%	773,701

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.452865	30.474742	0.07%	71,481
2019	24.327974	30.452865	25.18%	102,319
2018	27.220070	24.327974	-10.62%	117,060
2017	25.401729	27.220070	7.16%	140,771
2016	21.389647	25.401729	18.76%	155,253
2015	22.662300	21.389647	-5.62%	186,862
2014	20.318544	22.662300	11.54%	204,572
2013	15.623287	20.318544	30.05%	250,417
2012	13.819345	15.623287	13.05%	295,542
2011	13.925107	13.819345	-0.76%	345,864
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.804707	18.05%	43,753
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	445
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	60.484295	67.458959	11.53%	17,589
2019	48.820033	60.484295	23.89%	26,778
2018	55.878552	48.820033	-12.63%	30,392
2017	48.946350	55.878552	14.16%	32,273
2016	41.266647	48.946350	18.61%	35,938
2015	42.940824	41.266647	-3.90%	43,308
2014	39.801118	42.940824	7.89%	48,577
2013	30.339423	39.801118	31.19%	54,849
2012	26.194264	30.339423	15.82%	64,647
2011	27.258994	26.194264	-3.91%	79,658
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.574868	22.004020	-2.53%	79,933
2019	18.486969	22.574868	22.11%	89,033
2018	21.591403	18.486969	-14.38%	93,856
2017	19.235158	21.591403	12.25%	116,421
2016	16.588905	19.235158	15.95%	134,645
2015	17.324375	16.588905	-4.25%	163,225
2014	15.014820	17.324375	15.38%	174,459
2013	11.223612	15.014820	33.78%	203,878
2012	9.784057	11.223612	14.71%	232,530
2011	10.158513	9.784057	-3.69%	252,147

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	34.744748	48.266205	38.92%	8,186
2019	25.965214	34.744748	33.81%	15,773
2018	28.607471	25.965214	-9.24%	19,265
2017	23.223829	28.607471	23.18%	23,094
2016	21.746638	23.223829	6.79%	25,731
2015	21.889905	21.746638	-0.65%	26,427
2014	21.593612	21.889905	1.37%	24,132
2013	15.177795	21.593612	42.27%	27,410
2012	13.570259	15.177795	11.85%	32,970
2011	13.852352	13.570259	-2.04%	37,526
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	62.968641	65.286021	3.68%	15,751
2019	53.665823	62.968641	17.33%	20,132
2018	65.544270	53.665823	-18.12%	23,040
2017	60.948343	65.544270	7.54%	27,802
2016	49.082802	60.948343	24.17%	31,649
2015	52.969902	49.082802	-7.34%	39,680
2014	50.197125	52.969902	5.52%	43,473
2013	36.260190	50.197125	38.44%	53,256
2012	30.533520	36.260190	18.76%	64,208
2011	32.620202	30.533520	-6.40%	76,190
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	57.211417	69.209728	20.97%	23,833
2019	46.179511	57.211417	23.89%	27,354
2018	53.612572	46.179511	-13.86%	34,274
2017	47.909752	53.612572	11.90%	40,661
2016	39.556465	47.909752	21.12%	46,549
2015	40.785081	39.556465	-3.01%	55,975
2014	41.029765	40.785081	-0.60%	62,696
2013	29.531592	41.029765	38.94%	70,772
2012	25.931771	29.531592	13.88%	84,858
2011	27.847272	25.931771	-6.88%	105,451
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.079974	23.601191	11.96%	36,793
2019	16.693190	21.079974	26.28%	45,316
2018	17.778837	16.693190	-6.11%	51,991
2017	14.441230	17.778837	23.11%	56,625
2016	12.892095	14.441230	12.02%	67,020
2015	13.217866	12.892095	-2.46%	76,978
2014	12.575615	13.217866	5.11%	83,410
2013	8.868107	12.575615	41.81%	101,031
2012	7.691254	8.868107	15.30%	110,967
2011	8.825688	7.691254	-12.85%	132,966

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.010263	17.901589	11.81%	0
2019	12.677044	16.010263	26.29%	0
2018	13.535871	12.677044	-6.34%	804
2017	11.003122	13.535871	23.02%	804
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.816091	24.384609	11.77%	1,880
2019	17.559138	21.816091	24.24%	2,333
2018	18.904587	17.559138	-7.12%	2,328
2017	16.162933	18.904587	16.96%	2,429
2016	14.886489	16.162933	8.57%	3,473
2015	15.146916	14.886489	-1.72%	6,251
2014	13.889330	15.146916	9.05%	6,722
2013	10.151205	13.889330	36.82%	10,808
2012	9.233874	10.151205	9.93%	5,496
2011	9.672275	9.233874	-4.53%	7,124
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.154297	16.935906	-6.71%	39,434
2019	14.086999	18.154297	28.87%	61,073
2018	14.871485	14.086999	-5.28%	68,688
2017	14.161916	14.871485	5.01%	83,055
2016	13.379244	14.161916	5.85%	99,610
2015	14.337324	13.379244	-6.68%	110,175
2014	11.282015	14.337324	27.08%	124,528
2013	11.104067	11.282015	1.60%	124,889
2012	9.726579	11.104067	14.16%	169,400
2011	9.262269	9.726579	5.01%	185,237
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.285966	32.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.609320	23.948306	16.20%	1,890
2019	15.975228	20.609320	29.01%	8,257
2018	17.033442	15.975228	-6.21%	9,703
2017	14.250089	17.033442	19.53%	13,048
2016	12.973398	14.250089	9.84%	13,704
2015	13.034700	12.973398	-0.47%	13,969
2014	11.690929	13.034700	11.49%	11,058
2013*	10.000000	11.690929	16.91%	3,033

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.629229	10.777223	1.39%	4,591
2019	10.356837	10.629229	2.63%	4,625
2018	10.419228	10.356837	-0.60%	4,654
2017	10.402485	10.419228	0.16%	8,782
2016	10.293303	10.402485	1.06%	8,223
2015	10.475188	10.293303	-1.74%	8,519
2014	10.571704	10.475188	-0.91%	11,125
2013	10.710524	10.571704	-1.30%	13,083
2012	10.493248	10.710524	2.07%	19,733
2011	10.505471	10.493248	-0.12%	19,062
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.550146	20.647393	17.65%	1,723
2019	14.244008	17.550146	23.21%	2,516
2018	16.295948	14.244008	-12.59%	5,849
2017	14.474102	16.295948	12.59%	2,410
2016	12.144406	14.474102	19.18%	3,275
2015	12.949016	12.144406	-6.21%	4,064
2014	12.561167	12.949016	3.09%	1,701
2013*	10.000000	12.561167	25.61%	1,521
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.708848	37.613673	58.65%	49,459
2019	17.518924	23.708848	35.33%	61,108
2018	19.076041	17.518924	-8.16%	67,519
2017	15.145152	19.076041	25.95%	84,308
2016	14.426844	15.145152	4.98%	94,096
2015	14.658829	14.426844	-1.58%	116,623
2014	14.290362	14.658829	2.58%	138,149
2013	10.430873	14.290362	37.00%	165,759
2012	9.207097	10.430873	13.29%	196,926
2011	9.749946	9.207097	-5.57%	240,811
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.541399	20.031479	37.75%	492
2019	11.132034	14.541399	30.63%	1,576
2018	12.083458	11.132034	-7.87%	7,670
2017	9.838017	12.083458	22.82%	3,436
2016	9.578681	9.838017	2.71%	3,436
2015*	10.000000	9.578681	-4.21%	3,678

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.476682	10.687208	2.01%	3,316
2019	10.247632	10.476682	2.24%	3,728
2018	10.288884	10.247632	-0.40%	3,796
2017	10.342392	10.288884	-0.52%	13,583
2016	10.362502	10.342392	-0.19%	14,404
2015	10.490360	10.362502	-1.22%	18,346
2014	10.574797	10.490360	-0.80%	15,868
2013	10.659198	10.574797	-0.79%	17,373
2012	10.334992	10.659198	3.14%	18,655
2011	10.451154	10.334992	-1.11%	27,087
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	29.301340	34.542932	17.89%	0
2019	23.606737	29.301340	24.12%	0
2018	25.398106	23.606737	-7.05%	0
2017	21.749384	25.398106	16.78%	0
2016	20.077309	21.749384	8.33%	0
2015	20.457226	20.077309	-1.86%	666
2014	18.796293	20.457226	8.84%	2,615
2013	13.853638	18.796293	35.68%	4,623
2012	12.660703	13.853638	9.42%	2,116
2011	13.248211	12.660703	-4.43%	2,795
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.881855	12.641965	6.40%	11,062
2019	10.784123	11.881855	10.18%	9,605
2018	11.568210	10.784123	-6.78%	9,605
2017	10.347636	11.568210	11.80%	9,620
2016	9.294660	10.347636	11.33%	9,627
2015	10.380393	9.294660	-10.46%	9,498
2014	10.480118	10.380393	-0.95%	15,214
2013	10.617321	10.480118	-1.29%	13,230
2012*	10.000000	10.617321	6.17%	13,345
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.962797	12.571418	5.09%	0
2019	10.582112	11.962797	13.05%	0
2018	11.277369	10.582112	-6.17%	651
2017	10.418135	11.277369	8.25%	0
2016	9.332530	10.418135	11.63%	0
2015	9.694333	9.332530	-3.73%	0
2014*	10.000000	9.694333	-3.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.969073	13.059811	9.11%	1,714
2019	11.353622	11.969073	5.42%	1,684
2018	12.004733	11.353622	-5.42%	5,951
2017	10.994491	12.004733	9.19%	1,691
2016	10.835564	10.994491	1.47%	1,438
2015	11.838901	10.835564	-8.47%	2,432
2014	11.970971	11.838901	-1.10%	2,394
2013	12.994281	11.970971	-7.88%	1,817
2012	12.523974	12.994281	3.76%	29,795
2011	11.715321	12.523974	6.90%	40,401
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.492347	11.658889	1.45%	9,928
2019	11.215454	11.492347	2.47%	19,200
2018	11.348665	11.215454	-1.17%	23,411
2017	11.367019	11.348665	-0.16%	25,513
2016	11.379469	11.367019	-0.11%	26,915
2015	11.516995	11.379469	-1.19%	29,065
2014	11.593767	11.516995	-0.66%	44,858
2013	11.785758	11.593767	-1.63%	80,148
2012	11.303572	11.785758	4.27%	69,129
2011	11.349250	11.303572	-0.40%	58,344
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.186732	15.626966	10.15%	0
2019	13.268912	14.186732	6.92%	0
2018	13.762936	13.268912	-3.59%	0
2017	13.464741	13.762936	2.21%	0
2016	12.982043	13.464741	3.72%	0
2015	13.532374	12.982043	-4.07%	0
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.324830	10.398179	0.71%	4,773
2019	10.196519	10.324830	1.26%	4,846
2018	10.196573	10.196519	0.00%	11,993
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.416206	17.584679	7.12%	0
2019	15.365509	16.416206	6.84%	0
2018	15.668824	15.365509	-1.94%	0
2017	15.145309	15.668824	3.46%	0
2016	14.958044	15.145309	1.25%	0
2015	15.104638	14.958044	-0.97%	0
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.578071	12.389885	7.01%	18,943
2019	10.847817	11.578071	6.73%	36,908
2018	11.073007	10.847817	-2.03%	35,266
2017	10.713713	11.073007	3.35%	32,719
2016	10.591772	10.713713	1.15%	40,380
2015	10.706236	10.591772	-1.07%	44,792
2014	10.423839	10.706236	2.71%	47,918
2013	10.793451	10.423839	-3.42%	48,063
2012	9.997303	10.793451	7.96%	36,683
2011*	10.000000	9.997303	-0.03%	5,992
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.070890	13.341461	10.53%	0
2019	9.781841	12.070890	23.40%	0
2018	12.266057	9.781841	-20.25%	0
2017	9.827498	12.266057	24.81%	0
2016*	10.000000	9.827498	-1.73%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.494766	34.95%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.893826	28.94%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.669023	17.905112	22.06%	0
2019	12.444330	14.669023	17.88%	0
2018	13.877296	12.444330	-10.33%	0
2017	13.380041	13.877296	3.72%	0
2016	11.335117	13.380041	18.04%	0
2015	13.132112	11.335117	-13.68%	0
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.966010	56.038780	27.46%	10,741
2019	34.665530	43.966010	26.83%	15,258
2018	34.861674	34.665530	-0.56%	17,454
2017	27.771653	34.861674	25.53%	18,698
2016	31.545211	27.771653	-11.96%	14,966
2015	28.445811	31.545211	10.90%	29,576
2014	21.984956	28.445811	29.39%	27,539
2013	14.813993	21.984956	48.41%	42,451
2012	11.469343	14.813993	29.16%	37,518
2011	10.537474	11.469343	8.84%	19,533
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	68.215186	78.862094	15.61%	1,317
2019	52.975386	68.215186	28.77%	1,437
2018	70.225600	52.975386	-24.56%	1,905
2017	47.154285	70.225600	48.93%	2,819
2016	47.772942	47.154285	-1.29%	3,539
2015	56.334025	47.772942	-15.20%	3,733
2014	57.372034	56.334025	-1.81%	4,020
2013	51.942908	57.372034	10.45%	5,421
2012	40.584488	51.942908	27.99%	7,506
2011	55.425541	40.584488	-26.78%	2,950
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.784237	6.777029	17.16%	9,880
2019	5.259156	5.784237	9.98%	7,794
2018	7.452477	5.259156	-29.43%	7,583
2017	7.709997	7.452477	-3.34%	7,048
2016	5.452194	7.709997	41.41%	6,268
2015	8.331203	5.452194	-34.56%	3,418
2014	10.476472	8.331203	-20.48%	5,602
2013	9.633425	10.476472	8.75%	4,135
2012*	10.000000	9.633425	-3.67%	4,039
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	27.276527	32.034784	17.44%	1,663
2019	24.728781	27.276527	10.30%	2,269
2018	34.970989	24.728781	-29.29%	2,657
2017	36.078782	34.970989	-3.07%	2,771
2016	25.460684	36.078782	41.70%	7,094
2015	38.800263	25.460684	-34.38%	7,865
2014	48.644610	38.800263	-20.24%	9,235
2013	44.633626	48.644610	8.99%	11,288
2012	43.786283	44.633626	1.94%	15,003
2011	53.150799	43.786283	-17.62%	2,749
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.787196	10.471348	-2.93%	0
2019*	10.000000	10.787196	7.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.381896	56.601960	55.58%	6,102
2019	29.559160	36.381896	23.08%	4,605
2018	29.593874	29.559160	-0.12%	7,764
2017	23.846531	29.593874	24.10%	2,012
2016	22.445413	23.846531	6.24%	3,739
2015	23.439797	22.445413	-4.24%	3,148
2014	24.227573	23.439797	-3.25%	3,361
2013	16.355805	24.227573	48.13%	5,152
2012	15.378152	16.355805	6.36%	4,519
2011	16.347518	15.378152	-5.93%	3,872

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.303038	13.747387	3.34%	0
2019	11.713529	13.303038	13.57%	0
2018	12.829479	11.713529	-8.70%	0
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.806058	8.870243	0.73%	0
2019	7.651041	8.806058	15.10%	0
2018*	10.000000	7.651041	-23.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.639080	32.132330	1.56%	0
2019	26.775627	31.639080	18.16%	0
2018	32.078425	26.775627	-16.53%	0
2017	28.842760	32.078425	11.22%	0
2016	23.451680	28.842760	22.99%	0
2015	25.233564	23.451680	-7.06%	0
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	63
2012	14.841377	17.326930	16.75%	164
2011	16.480266	14.841377	-9.94%	634
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.977732	15.091222	7.97%	894
2019	13.023939	13.977732	7.32%	894
2018	13.599969	13.023939	-4.24%	894
2017	13.310782	13.599969	2.17%	894
2016	12.938426	13.310782	2.88%	4,679
2015	13.461043	12.938426	-3.88%	4,686
2014	13.222784	13.461043	1.80%	4,693
2013	14.660477	13.222784	-9.81%	4,751
2012	13.853507	14.660477	5.83%	5,250
2011	12.579318	13.853507	10.13%	2,284
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	30.480390	33.585594	10.19%	3,460
2019	24.952773	30.480390	22.15%	3,497
2018	27.189248	24.952773	-8.23%	3,537
2017	22.897273	27.189248	18.74%	4,305
2016	20.472741	22.897273	11.84%	4,945
2015	22.011161	20.472741	-6.99%	7,983
2014	19.852724	22.011161	10.87%	8,307
2013	14.831750	19.852724	33.85%	8,358
2012	13.116528	14.831750	13.08%	10,370
2011	12.907424	13.116528	1.62%	11,112

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.884520	28.389368	24.05%	0
2019	18.082118	22.884520	26.56%	0
2018	21.644237	18.082118	-16.46%	0
2017	16.738233	21.644237	29.31%	0
2016	17.972029	16.738233	-6.87%	0
2015	18.099243	17.972029	-0.70%	0
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.877071	27.805391	-0.26%	134
2019	21.902535	27.877071	27.28%	144
2018	25.499788	21.902535	-14.11%	152
2017	23.164915	25.499788	10.08%	501
2016	19.132100	23.164915	21.08%	510
2015	19.695800	19.132100	-2.86%	522
2014	17.166323	19.695800	14.74%	534
2013	13.387193	17.166323	28.23%	1,037
2012	11.677860	13.387193	14.64%	407
2011	11.932093	11.677860	-2.13%	789
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	41.637190	41.434351	-0.49%	0
2019	33.258552	41.637190	25.19%	0
2018	37.150213	33.258552	-10.48%	0
2017	34.663081	37.150213	7.18%	0
2016	29.192912	34.663081	18.74%	0
2015	30.819579	29.192912	-5.28%	0
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.045250	30.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.707480	12.346773	5.46%	4,783
2019	10.342584	11.707480	13.20%	3,181
2018	10.807773	10.342584	-4.30%	2,883
2017	10.241414	10.807773	5.53%	2,929
2016	9.210938	10.241414	11.19%	2,702
2015*	10.000000	9.210938	-7.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.576289	11.313392	6.97%	0
2019	9.832498	10.576289	7.56%	0
2018	10.050474	9.832498	-2.17%	0
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.684098	14.987840	2.07%	8,395
2019	11.689952	14.684098	25.61%	7,340
2018	12.813189	11.689952	-8.77%	7,299
2017	11.160715	12.813189	14.81%	7,666
2016	9.757481	11.160715	14.38%	8,033
2015*	10.000000	9.757481	-2.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.976454	21.384575	18.96%	5,238
2019	15.490530	17.976454	16.05%	5,485
2018	17.008811	15.490530	-8.93%	5,741
2017	15.177751	17.008811	12.06%	6,004
2016	14.835936	15.177751	2.30%	10,454
2015	15.206461	14.835936	-2.44%	10,787
2014	15.137710	15.206461	0.45%	11,169
2013	13.425066	15.137710	12.76%	13,902
2012	12.388328	13.425066	8.37%	14,559
2011	13.045088	12.388328	-5.03%	13,267
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.202321	14.031668	6.28%	0
2019	11.177299	13.202321	18.12%	0
2018	13.452907	11.177299	-16.92%	0
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	203
2014*	10.000000	10.878488	8.78%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.870825	38.020755	9.03%	8,586
2019	28.952682	34.870825	20.44%	8,418
2018	32.278282	28.952682	-10.30%	8,548
2017	29.137796	32.278282	10.78%	9,894
2016	23.515456	29.137796	23.91%	10,094
2015	24.430581	23.515456	-3.75%	10,088
2014	23.582274	24.430581	3.60%	10,085
2013	17.005377	23.582274	38.68%	10,221
2012	14.909191	17.005377	14.06%	10,504
2011	15.043438	14.909191	-0.89%	10,494

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	34.167923	39.736317	16.30%	13,092
2019	26.428996	34.167923	29.28%	14,566
2018	28.123695	26.428996	-6.03%	14,933
2017	23.478980	28.123695	19.78%	16,031
2016	21.326747	23.478980	10.09%	17,130
2015	21.403570	21.326747	-0.36%	24,342
2014	19.147966	21.403570	11.78%	34,463
2013	14.716283	19.147966	30.11%	36,236
2012	12.902704	14.716283	14.06%	41,600
2011	12.850866	12.902704	0.40%	61,523
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.810238	32.800799	22.34%	2,413
2019	20.247784	26.810238	32.41%	3,799
2018	21.493525	20.247784	-5.80%	3,837
2017	18.909328	21.493525	13.67%	3,998
2016	17.383511	18.909328	8.78%	4,051
2015	18.221417	17.383511	-4.60%	4,126
2014	16.297102	18.221417	11.81%	4,205
2013	12.309273	16.297102	32.40%	4,310
2012	11.155011	12.309273	10.35%	5,560
2011	11.217703	11.155011	-0.56%	5,972
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	33.665778	41.037314	21.90%	2,904
2019	25.100493	33.665778	34.12%	3,200
2018	27.345715	25.100493	-8.21%	3,302
2017	21.790829	27.345715	25.49%	3,601
2016	20.490951	21.790829	6.34%	4,545
2015	21.318699	20.490951	-3.88%	6,513
2014	20.012981	21.318699	6.52%	7,210
2013	16.768590	20.012981	19.35%	8,402
2012	15.408708	16.768590	8.83%	9,995
2011	14.342372	15.408708	7.43%	12,787
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	21.566014	25.481220	18.15%	0
2019	17.969782	21.566014	20.01%	0
2018	22.534815	17.969782	-20.26%	0
2017	18.339235	22.534815	22.88%	0
2016	15.894860	18.339235	15.38%	0
2015	16.504527	15.894860	-3.69%	0
2014	16.484572	16.504527	0.12%	0
2013	11.260256	16.484572	46.40%	0
2012	9.477410	11.260256	18.81%	0
2011	11.162131	9.477410	-15.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.077391	11.605259	4.77%	0
2019	9.646521	11.077391	14.83%	0
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.189971	16.571961	-3.60%	362
2019	13.657181	17.189971	25.87%	377
2018	16.686713	13.657181	-18.16%	401
2017	15.150174	16.686713	10.14%	429
2016	11.727012	15.150174	29.19%	455
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.987714	11.044879	0.52%	0
2019	10.412308	10.987714	5.53%	0
2018	10.575440	10.412308	-1.54%	800
2017	10.373510	10.575440	1.95%	2,670
2016	9.661427	10.373510	7.37%	2,670
2015	9.901823	9.661427	-2.43%	2,501
2014*	10.000000	9.901823	-0.98%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	19.176816	20.433210	6.55%	15,805
2019	17.779902	19.176816	7.86%	15,870
2018	18.150576	17.779902	-2.04%	16,229
2017	17.702503	18.150576	2.53%	15,440
2016	17.300638	17.702503	2.32%	15,066
2015	17.598049	17.300638	-1.69%	17,181
2014	17.204381	17.598049	2.29%	20,621
2013	17.278688	17.204381	-0.43%	20,778
2012	15.979969	17.278688	8.13%	25,518
2011	15.854161	15.979969	0.79%	37,468
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.486927	13.526111	28.98%	0
2019	8.236655	10.486927	27.32%	0
2018*	10.000000	8.236655	-17.63%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.200277	19.051584	10.76%	0
2019	15.046085	17.200277	14.32%	0
2018	15.922219	15.046085	-5.50%	0
2017	14.298300	15.922219	11.36%	0
2016	13.780812	14.298300	3.76%	0
2015	14.027327	13.780812	-1.76%	0
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.940224	20.317253	13.25%	6,674
2019	15.169013	17.940224	18.27%	6,724
2018	16.372048	15.169013	-7.35%	6,776
2017	14.262996	16.372048	14.79%	6,786
2016	13.647608	14.262996	4.51%	6,649
2015	13.899349	13.647608	-1.81%	852
2014	13.475332	13.899349	3.15%	852
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.251809	22.151967	15.06%	5,424
2019	15.706683	19.251809	22.57%	5,540
2018	17.303387	15.706683	-9.23%	5,614
2017	14.531999	17.303387	19.07%	5,641
2016	13.842663	14.531999	4.98%	5,732
2015	14.093683	13.842663	-1.78%	0
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.740735	16.537880	20.36%	4,161
2019	11.233829	13.740735	22.32%	0
2018	11.929860	11.233829	-5.83%	0
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	48.241583	62.009809	28.54%	0
2019	37.239687	48.241583	29.54%	0
2018	40.412387	37.239687	-7.85%	0
2017	33.676288	40.412387	20.00%	0
2016	31.665100	33.676288	6.35%	0
2015	31.952770	31.665100	-0.90%	0
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	10.999409	14.117348	28.35%	0
2019*	10.000000	10.999409	9.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.266405	5.467710	-33.86%	8,470
2019	7.637684	8.266405	8.23%	5,200
2018	10.302417	7.637684	-25.87%	4,958
2017	10.751973	10.302417	-4.18%	6,048
2016	8.171698	10.751973	31.58%	4,973
2015	10.463214	8.171698	-21.90%	4,237
2014	12.171054	10.463214	-14.03%	2,984
2013	9.948062	12.171054	22.35%	2,988
2012	9.638456	9.948062	3.21%	3,090
2011	10.316401	9.638456	-6.57%	10,921
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.833605	32.375492	5.00%	10,566
2019	24.572775	30.833605	25.48%	9,801
2018	27.223263	24.572775	-9.74%	10,225
2017	24.487172	27.223263	11.17%	12,334
2016	21.073659	24.487172	16.20%	16,698
2015	22.295332	21.073659	-5.48%	19,404
2014	20.822881	22.295332	7.07%	22,903
2013	16.505584	20.822881	26.16%	25,051
2012	14.292433	16.505584	15.48%	28,786
2011	14.378804	14.292433	-0.60%	38,763
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.786880	15.679105	6.03%	0
2019	11.570308	14.786880	27.80%	0
2018	12.930125	11.570308	-10.52%	0
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	35.031557	58.171569	66.05%	0
2019	25.264690	35.031557	38.66%	0
2018	22.821067	25.264690	10.71%	0
2017	17.228904	22.821067	32.46%	0
2016	17.438638	17.228904	-1.20%	0
2015	16.775671	17.438638	3.95%	0
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	37.071844	52.518451	41.67%	8,906
2019	28.033918	37.071844	32.24%	7,764
2018	28.527309	28.033918	-1.73%	8,365
2017	21.440820	28.527309	33.05%	9,512
2016	21.601268	21.440820	-0.74%	10,323
2015	20.475058	21.601268	5.50%	12,127
2014	18.685707	20.475058	9.58%	14,089
2013	13.920714	18.685707	34.23%	17,777
2012	12.332230	13.920714	12.88%	19,276
2011	12.495657	12.332230	-1.31%	22,699
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.544183	19.770975	1.16%	1,823
2019	17.256966	19.544183	13.25%	2,364
2018	18.166368	17.256966	-5.01%	2,637
2017	17.215582	18.166368	5.52%	3,045
2016	15.273067	17.215582	12.72%	9,786
2015	16.102585	15.273067	-5.15%	9,840
2014	16.165795	16.102585	-0.39%	2,496
2013	15.493571	16.165795	4.34%	2,506
2012	13.767645	15.493571	12.54%	3,795
2011	13.442010	13.767645	2.42%	3,808
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.472656	16.659577	7.67%	1,703
2019	14.327560	15.472656	7.99%	1,855
2018	14.632026	14.327560	-2.08%	1,887
2017	14.254001	14.632026	2.65%	2,012
2016	13.823402	14.254001	3.12%	2,074
2015	14.126484	13.823402	-2.15%	2,699
2014	13.554408	14.126484	4.22%	2,514
2013	14.018752	13.554408	-3.31%	2,892
2012	13.449621	14.018752	4.23%	3,721
2011	12.729366	13.449621	5.66%	6,651

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.298428	24.775956	16.33%	2,710
2019	17.520964	21.298428	21.56%	2,838
2018	20.829673	17.520964	-15.88%	2,798
2017	17.510003	20.829673	18.96%	2,964
2016	15.847373	17.510003	10.49%	3,205
2015	16.325407	15.847373	-2.93%	3,284
2014	15.599050	16.325407	4.66%	3,881
2013	11.633223	15.599050	34.09%	4,934
2012	10.287348	11.633223	13.08%	9,936
2011	11.691389	10.287348	-12.01%	22,232
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	23.008749	26.188478	13.82%	1,895
2019	18.286642	23.008749	25.82%	3,890
2018	21.802581	18.286642	-16.13%	3,884
2017	17.003676	21.802581	28.22%	4,306
2016	18.184506	17.003676	-6.49%	4,653
2015	17.829743	18.184506	1.99%	5,411
2014	19.699795	17.829743	-9.49%	2,986
2013	15.332114	19.699795	28.49%	3,067
2012	12.906937	15.332114	18.79%	4,293
2011	15.822499	12.906937	-18.43%	4,388
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.381244	10.454527	-8.14%	256
2019	9.393056	11.381244	21.17%	266
2018	10.189808	9.393056	-7.82%	0
2017*	10.000000	10.189808	1.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.898712	30.808964	6.61%	8
2019	21.835991	28.898712	32.34%	8
2018	26.804704	21.835991	-18.54%	8
2017	22.815037	26.804704	17.49%	8
2016	21.145491	22.815037	7.90%	8
2015	22.132743	21.145491	-4.46%	8
2014	21.049671	22.132743	5.15%	2,596
2013	16.374110	21.049671	28.55%	2,959
2012	13.072699	16.374110	25.25%	3,663
2011	14.552334	13.072699	-10.17%	3,663

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.998860	16.517197	10.12%	0
2019	12.697849	14.998860	18.12%	0
2018	14.261841	12.697849	-10.97%	0
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	3,368
2014	12.367168	12.534961	1.36%	3,658
2013	10.138969	12.367168	21.98%	3,809
2012	8.920699	10.138969	13.66%	3,809
2011	9.193434	8.920699	-2.97%	3,809
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.180286	18.040961	-0.77%	3,075
2019	15.895181	18.180286	14.38%	3,449
2018	16.855856	15.895181	-5.70%	3,463
2017	15.594672	16.855856	8.09%	3,510
2016	13.877394	15.594672	12.37%	7,940
2015	15.150356	13.877394	-8.40%	8,105
2014	14.694972	15.150356	3.10%	9,632
2013	13.086696	14.694972	12.29%	8,919
2012	11.788201	13.086696	11.02%	8,622
2011	11.682728	11.788201	0.90%	24,838
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	33.036041	34.246356	3.66%	1,197
2019	26.531539	33.036041	24.52%	1,077
2018	30.903537	26.531539	-14.15%	1,369
2017	28.338381	30.903537	9.05%	1,884
2016	22.086651	28.338381	28.31%	2,062
2015	24.199263	22.086651	-8.73%	1,731
2014	24.415928	24.199263	-0.89%	1,801
2013	18.185049	24.415928	34.26%	1,907
2012	15.587078	18.185049	16.67%	3,368
2011	16.433932	15.587078	-5.15%	8,136
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.276033	14.176942	15.48%	4,731
2019	9.831848	12.276033	24.86%	5,271
2018	11.848948	9.831848	-17.02%	5,822
2017	8.562626	11.848948	38.38%	5,350
2016	7.397922	8.562626	15.74%	6,065
2015	9.337239	7.397922	-20.77%	7,028
2014*	10.000000	9.337239	-6.63%	5,970

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.626102	17.211425	-2.35%	0
2019	15.850629	17.626102	11.20%	0
2018	18.983875	15.850629	-16.50%	0
2017	16.460720	18.983875	15.33%	0
2016	15.538439	16.460720	5.94%	0
2015	16.828712	15.538439	-7.67%	0
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2020	8.947071	8.715227	-2.59%	0
2019	8.067889	8.947071	10.90%	0
2018	9.682465	8.067889	-16.68%	0
2017	8.419096	9.682465	15.01%	0
2016	7.970707	8.419096	5.63%	0
2015	8.649601	7.970707	-7.85%	0
2014*	10.000000	8.649601	-13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2020	17.623352	17.166685	-2.59%	0
2019	15.891598	17.623352	10.90%	0
2018	19.071895	15.891598	-16.68%	0
2017	16.583404	19.071895	15.01%	0
2016	15.700213	16.583404	5.63%	0
2015	17.037446	15.700213	-7.85%	0
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.693341	9.048258	-6.65%	3,739
2019	9.641877	9.693341	0.53%	4,520
2018	9.598526	9.641877	0.45%	4,379
2017	9.555350	9.598526	0.45%	3,934
2016	9.418784	9.555350	1.45%	3,608
2015	9.987313	9.418784	-5.69%	3,664
2014*	10.000000	9.987313	-0.13%	4,868
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.954743	13.292063	2.60%	0
2019	11.743573	12.954743	10.31%	0
2018	12.457463	11.743573	-5.73%	0
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.076891	10.598075	5.17%	0
2019	9.396223	10.076891	7.24%	0
2018*	10.000000	9.396223	-6.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.941106	10.520777	5.83%	0
2019	9.605822	9.941106	3.49%	0
2018	10.269063	9.605822	-6.46%	0
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.414851	16.201524	5.10%	0
2019	12.884264	15.414851	19.64%	0
2018	14.238026	12.884264	-9.51%	0
2017	12.556219	14.238026	13.39%	0
2016	11.542777	12.556219	8.78%	0
2015	11.791168	11.542777	-2.11%	0
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.364983	29.117071	30.19%	0
2019	17.101362	22.364983	30.78%	0
2018	18.681245	17.101362	-8.46%	0
2017	15.204467	18.681245	22.87%	0
2016	14.198925	15.204467	7.08%	0
2015	14.419299	14.198925	-1.53%	0
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	19.012469	21.095210	10.95%	0
2019	16.062153	19.012469	18.37%	0
2018	17.290181	16.062153	-7.10%	0
2017	15.337218	17.290181	12.73%	0
2016	14.407516	15.337218	6.45%	0
2015	14.603851	14.407516	-1.34%	0
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.739660	21.826304	0.40%	0
2019	17.827415	21.739660	21.95%	0
2018	20.241920	17.827415	-11.93%	0
2017	17.894893	20.241920	13.12%	0
2016	14.796455	17.894893	20.94%	0
2015	15.754757	14.796455	-6.08%	0
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.228412	20.860337	3.12%	0
2019	18.374390	20.228412	10.09%	0
2018	19.447853	18.374390	-5.52%	0
2017	18.575278	19.447853	4.70%	0
2016	16.038160	18.575278	15.82%	0
2015	16.943846	16.038160	-5.35%	0
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.197681	22.639437	-2.41%	0
2019	19.203293	23.197681	20.80%	0
2018	22.313491	19.203293	-13.94%	0
2017	21.833420	22.313491	2.20%	0
2016	17.498166	21.833420	24.78%	0
2015	19.014052	17.498166	-7.97%	0
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.704771	24.365887	2.79%	0
2019	18.984521	23.704771	24.86%	0
2018	22.137787	18.984521	-14.24%	0
2017	19.754515	22.137787	12.06%	0
2016	15.813538	19.754515	24.92%	0
2015	17.215858	15.813538	-8.15%	0
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.786819	28.303857	29.91%	0
2019	17.590089	21.786819	23.86%	0
2018	19.901230	17.590089	-11.61%	0
2017	16.500292	19.901230	20.61%	0
2016	14.756826	16.500292	11.81%	0
2015	15.170322	14.756826	-2.73%	0
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.760110	33.642786	35.87%	0
2019	18.760495	24.760110	31.98%	0
2018	19.756112	18.760495	-5.04%	0
2017	15.407260	19.756112	28.23%	0
2016	14.379316	15.407260	7.15%	0
2015	13.831482	14.379316	3.96%	0
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.872147	33.490568	40.29%	0
2019	17.712809	23.872147	34.77%	0
2018	18.650887	17.712809	-5.03%	0
2017	14.861150	18.650887	25.50%	0
2016	14.744818	14.861150	0.79%	0
2015	14.248385	14.744818	3.48%	0
2014	13.332785	14.248385	6.87%	0
2013	9.654033	13.332785	38.11%	0
2012*	10.000000	9.654033	-3.46%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.413956	32.765280	39.94%	0
2019	17.414810	23.413956	34.45%	0
2018	18.387855	17.414810	-5.29%	0
2017	14.687859	18.387855	25.19%	0
2016	14.608725	14.687859	0.54%	0
2015	14.151458	14.608725	3.23%	0
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	38.290836	51.542681	34.61%	0
2019	28.528119	38.290836	34.22%	0
2018	30.709686	28.528119	-7.10%	0
2017	24.567779	30.709686	25.00%	0
2016	25.489658	24.567779	-3.62%	0
2015	24.979558	25.489658	2.04%	0
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	24.950530	27.994436	12.20%	0
2019	19.631466	24.950530	27.09%	0
2018	21.987864	19.631466	-10.72%	0
2017	19.713229	21.987864	11.54%	0
2016	18.140547	19.713229	8.67%	0
2015	19.534642	18.140547	-7.14%	0
2014	18.328954	19.534642	6.58%	0
2013	14.389682	18.328954	27.38%	0
2012	12.821932	14.389682	12.23%	0
2011	13.018425	12.821932	-1.51%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	38.904665	53.941116	38.65%	5,741
2019	28.326728	38.904665	37.34%	6,324
2018	30.607734	28.326728	-7.45%	6,417
2017	24.113877	30.607734	26.93%	7,513
2016	23.909582	24.113877	0.85%	7,903
2015	22.757954	23.909582	5.06%	8,444
2014	21.830129	22.757954	4.25%	8,869
2013	16.289505	21.830129	34.01%	8,856
2012	14.195058	16.289505	14.75%	10,821
2011	14.247372	14.195058	-0.37%	16,963
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.647481	46.47%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.955627	18.372755	8.36%	0
2019	14.294025	16.955627	18.62%	0
2018	16.029040	14.294025	-10.82%	0
2017	14.648301	16.029040	9.43%	0
2016	12.910510	14.648301	13.46%	0
2015	13.408032	12.910510	-3.71%	0
2014	12.477977	13.408032	7.45%	0
2013	10.114396	12.477977	23.37%	0
2012	9.116987	10.114396	10.94%	0
2011*	10.000000	9.116987	-8.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	27.461591	34.543234	25.79%	6,277
2019	21.144346	27.461591	29.88%	8,963
2018	24.714742	21.144346	-14.45%	9,206
2017	18.349371	24.714742	34.69%	10,982
2016	18.603366	18.349371	-1.37%	12,112
2015	18.160813	18.603366	2.44%	15,737
2014	18.015081	18.160813	0.81%	15,745
2013	14.359018	18.015081	25.46%	5,054
2012	12.015625	14.359018	19.50%	5,770
2011	13.294223	12.015625	-9.62%	5,891
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.752969	13.612178	-13.59%	0
2019	12.995731	15.752969	21.22%	0
2018	14.052490	12.995731	-7.52%	0
2017	12.612802	14.052490	11.41%	0
2016	12.542022	12.612802	0.56%	0
2015	12.917786	12.542022	-2.91%	0
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.034663	11.244463	1.90%	414
2019	10.105274	11.034663	9.20%	432
2018	10.726496	10.105274	-5.79%	468
2017	10.241493	10.726496	4.74%	468
2016	9.754510	10.241493	4.99%	0
2015	10.126965	9.754510	-3.68%	0
2014	9.992316	10.126965	1.35%	992
2013	10.152770	9.992316	-1.58%	576
2012*	10.000000	10.152770	1.53%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.311529	31.935441	12.80%	0
2019	21.680855	28.311529	30.58%	0
2018	21.804406	21.680855	-0.57%	0
2017	19.101205	21.804406	14.15%	0
2016	21.890401	19.101205	-12.74%	0
2015	21.531452	21.890401	1.67%	0
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	27.118296	30.465318	12.34%	0
2019	21.402103	27.118296	26.71%	0
2018	25.544400	21.402103	-16.22%	0
2017	21.072022	25.544400	21.22%	0
2016	21.478208	21.072022	-1.89%	0
2015	22.317225	21.478208	-3.76%	0
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	33.253236	37.340177	12.29%	3,461
2019	25.546754	33.253236	30.17%	3,475
2018	28.144322	25.546754	-9.23%	3,726
2017	24.426715	28.144322	15.22%	4,558
2016	22.205458	24.426715	10.00%	6,245
2015	21.806390	22.205458	1.83%	6,322
2014	19.987852	21.806390	9.10%	7,871
2013	15.391416	19.987852	29.86%	9,063
2012	13.363724	15.391416	15.17%	14,006
2011	13.561894	13.363724	-1.46%	17,409
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.499291	17.713705	7.36%	0
2019	13.389631	16.499291	23.22%	0
2018	15.370728	13.389631	-12.89%	0
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.519107	26.615298	18.19%	1,322
2019	18.067733	22.519107	24.64%	3,335
2018	20.445914	18.067733	-11.63%	3,425
2017	18.173195	20.445914	12.51%	3,977
2016	15.619934	18.173195	16.35%	4,159
2015	16.843402	15.619934	-7.26%	4,208
2014	15.269089	16.843402	10.31%	1,681
2013	10.987135	15.269089	38.97%	459
2012	9.449469	10.987135	16.27%	750
2011	9.805147	9.449469	-3.63%	359

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.952497	13.064910	19.29%	4,070
2019	8.685783	10.952497	26.10%	445
2018	10.956564	8.685783	-20.73%	483
2017	8.792185	10.956564	24.62%	483
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.950840	35.857372	12.23%	0
2019	26.622941	31.950840	20.01%	0
2018	28.570867	26.622941	-6.82%	0
2017	24.511105	28.570867	16.56%	0
2016	25.526333	24.511105	-3.98%	0
2015	28.260758	25.526333	-9.68%	1,353
2014	30.270409	28.260758	-6.64%	6,522
2013	24.546613	30.270409	23.32%	6,582
2012	20.900660	24.546613	17.44%	6,582
2011	22.854476	20.900660	-8.55%	6,936
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.409161	30.729736	4.49%	330
2019	26.837953	29.409161	9.58%	330
2018	27.823444	26.837953	-3.54%	330
2017	26.464240	27.823444	5.14%	330
2016	23.111513	26.464240	14.51%	330
2015	25.083245	23.111513	-7.86%	330
2014	24.976564	25.083245	0.43%	272
2013	22.935881	24.976564	8.90%	823
2012	19.617255	22.935881	16.92%	741
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.446740	56.456317	46.84%	489
2019	28.281930	38.446740	35.94%	510
2018	28.717162	28.281930	-1.52%	546
2017	22.962421	28.717162	25.06%	571
2016	21.956563	22.962421	4.58%	400
2015	23.646416	21.956563	-7.15%	426
2014	22.243862	23.646416	6.31%	452
2013	17.370636	22.243862	28.05%	1,401
2012	15.522004	17.370636	11.91%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.509176	11.418523	8.65%	0
2019	9.758441	10.509176	7.69%	0
2018	10.031856	9.758441	-2.73%	0
2017	9.848837	10.031856	1.86%	0
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	28.173728	38.603630	37.02%	12,126
2019	20.889850	28.173728	34.87%	10,075
2018	20.840748	20.889850	0.24%	10,516
2017	16.266984	20.840748	28.12%	12,066
2016	16.191162	16.266984	0.47%	12,896
2015	14.677307	16.191162	10.31%	18,774
2014	13.730576	14.677307	6.90%	23,224
2013	10.644779	13.730576	28.99%	24,057
2012	8.721040	10.644779	22.06%	27,334
2011	9.509210	8.721040	-8.29%	34,565
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.461191	25.937792	48.55%	10,907
2019	12.234563	17.461191	42.72%	11,184
2018	12.303743	12.234563	-0.56%	11,450
2017	8.614878	12.303743	42.82%	11,675
2016	7.677787	8.614878	12.21%	8,266
2015	7.444889	7.677787	3.13%	11,707
2014	6.908634	7.444889	7.76%	11,569
2013	5.177780	6.908634	33.43%	10,981
2012	4.409716	5.177780	17.42%	20,335
2011	4.898570	4.409716	-9.98%	18,116
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.685823	15.648382	14.34%	20,659
2019	10.960095	13.685823	24.87%	20,727
2018	13.106131	10.960095	-16.37%	20,787
2017	10.166583	13.106131	28.91%	21,261
2016	11.057443	10.166583	-8.06%	24,076
2015	12.303446	11.057443	-10.13%	21,768
2014	14.203327	12.303446	-13.38%	21,382
2013	12.611206	14.203327	12.62%	21,938
2012	11.306871	12.611206	11.54%	28,045
2011	16.956484	11.306871	-33.32%	9,904
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.172928	32.812819	-1.09%	233
2019	26.554631	33.172928	24.92%	243
2018	30.565432	26.554631	-13.12%	666
2017	27.261406	30.565432	12.12%	684
2016	24.117292	27.261406	13.04%	849
2015	25.139692	24.117292	-4.07%	868
2014	22.161571	25.139692	13.44%	988
2013	16.997205	22.161571	30.38%	1,250
2012	14.328229	16.997205	18.63%	1,468
2011	14.231083	14.328229	0.68%	556

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.425109	10.142913	-2.71%	0
2019	8.954055	10.425109	16.43%	0
2018	11.156957	8.954055	-19.74%	0
2017	8.856223	11.156957	25.98%	0
2016	7.440098	8.856223	19.03%	0
2015	9.443651	7.440098	-21.22%	0
2014*	10.000000	9.443651	-5.56%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.627996	11.251766	5.87%	0
2019	9.947760	10.627996	6.84%	0
2018	10.199632	9.947760	-2.47%	0
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.504506	32.288336	43.47%	2,318
2019	16.163905	22.504506	39.23%	625
2018	16.689705	16.163905	-3.15%	664
2017	13.404777	16.689705	24.51%	711
2016	12.501493	13.404777	7.23%	754
2015	12.963598	12.501493	-3.56%	802
2014	14.220089	12.963598	-8.84%	851
2013	10.217655	14.220089	39.17%	1,988
2012*	10.000000	10.217655	2.18%	108
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	32.692131	33.255636	1.72%	2,686
2019	25.615133	32.692131	27.63%	2,587
2018	28.997405	25.615133	-11.66%	2,764
2017	25.073022	28.997405	15.65%	3,222
2016	22.360524	25.073022	12.13%	3,658
2015	22.903449	22.360524	-2.37%	3,817
2014	21.088869	22.903449	8.60%	4,275
2013	15.781466	21.088869	33.63%	4,721
2012	13.819348	15.781466	14.20%	7,864
2011	14.087976	13.819348	-1.91%	15,214
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.846951	12.346669	13.83%	0
2019*	10.000000	10.846951	8.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.981551	26.040142	18.46%	0
2019	17.751203	21.981551	23.83%	0
2018	19.954325	17.751203	-11.04%	0
2017	15.965235	19.954325	24.99%	0
2016	15.600223	15.965235	2.34%	0
2015	14.888759	15.600223	4.78%	138
2014	14.938609	14.888759	-0.33%	471
2013	11.876359	14.938609	25.78%	633
2012	10.395371	11.876359	14.25%	988
2011	10.738866	10.395371	-3.20%	879
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.308942	33.09%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.621120	36.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.673304	15.588386	6.24%	0
2019	13.428177	14.673304	9.27%	0
2018	13.716174	13.428177	-2.10%	0
2017	13.099607	13.716174	4.71%	0
2016	12.526336	13.099607	4.58%	0
2015	12.793941	12.526336	-2.09%	812
2014	12.036674	12.793941	6.29%	548
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	49.740167	51.737006	4.01%	0
2019	44.176020	49.740167	12.60%	0
2018	48.175572	44.176020	-8.30%	0
2017	44.556010	48.175572	8.12%	0
2016	40.893569	44.556010	8.96%	0
2015	41.963450	40.893569	-2.55%	28
2014	41.369793	41.963450	1.44%	1,345
2013	46.003812	41.369793	-10.07%	2,636
2012	39.574208	46.003812	16.25%	2,839
2011	37.516437	39.574208	5.48%	3,402
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.812241	11.473816	-2.87%	0
2019	9.373804	11.812241	26.01%	0
2018	10.327249	9.373804	-9.23%	0
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.199851	20.987185	9.31%	0
2019	16.542637	19.199851	16.06%	0
2018	17.955231	16.542637	-7.87%	0
2017	15.691017	17.955231	14.43%	0
2016	15.080263	15.691017	4.05%	0
2015	16.347653	15.080263	-7.75%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.653625	24.356457	12.48%	0
2019	17.719289	21.653625	22.20%	0
2018	19.372723	17.719289	-8.53%	0
2017	16.726642	19.372723	15.82%	360
2016	15.289589	16.726642	9.40%	381
2015	16.712359	15.289589	-8.51%	406
2014	17.315677	16.712359	-3.48%	431
2013	13.318885	17.315677	30.01%	455
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.820890	33.969758	48.85%	2,047
2019	17.391493	22.820890	31.22%	2,061
2018	21.125655	17.391493	-17.68%	2,067
2017	17.043051	21.125655	23.95%	2,233
2016	17.668021	17.043051	-3.54%	2,650
2015	18.016517	17.668021	-1.93%	6,477
2014	18.467799	18.016517	-2.44%	6,508
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.702165	21.745990	10.37%	9,396
2019	16.552084	19.702165	19.03%	13,582
2018	17.677165	16.552084	-6.36%	13,685
2017	15.490136	17.677165	14.12%	26,828
2016	14.419688	15.490136	7.42%	26,932
2015	14.489256	14.419688	-0.48%	21,713
2014	14.003595	14.489256	3.47%	21,213
2013	11.525811	14.003595	21.50%	21,152
2012	10.107259	11.525811	14.03%	22,028
2011	10.161246	10.107259	-0.53%	20,626

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.317916	13.256840	7.62%	0
2019	11.468877	12.317916	7.40%	0
2018	11.764840	11.468877	-2.52%	0
2017	11.566002	11.764840	1.72%	0
2016	11.432700	11.566002	1.17%	0
2015	11.627776	11.432700	-1.68%	0
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	2,032
2011	10.860962	11.316569	4.19%	6,191
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.312364	31.131132	28.05%	3,119
2019	18.304096	24.312364	32.82%	3,560
2018	20.507272	18.304096	-10.74%	3,993
2017	15.888030	20.507272	29.07%	4,085
2016	16.091026	15.888030	-1.26%	4,286
2015	15.325057	16.091026	5.00%	1,018
2014	15.270238	15.325057	0.36%	346
2013	12.044977	15.270238	26.78%	346
2012	10.011409	12.044977	20.31%	346
2011	11.201198	10.011409	-10.62%	346
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.155391	39.050252	49.30%	8,653
2019	20.370720	26.155391	28.40%	6,321
2018	20.808744	20.370720	-2.10%	6,600
2017	16.521486	20.808744	25.95%	6,967
2016	15.370732	16.521486	7.49%	7,259
2015	14.654992	15.370732	4.88%	7,574
2014	13.760579	14.654992	6.50%	7,937
2013	10.773015	13.760579	27.73%	8,385
2012	9.311508	10.773015	15.70%	14,150
2011	9.912974	9.311508	-6.07%	25,120
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.848058	23.232760	11.44%	0
2019	16.834012	20.848058	23.84%	0
2018	17.464711	16.834012	-3.61%	0
2017	14.534040	17.464711	20.16%	1,014
2016	13.275404	14.534040	9.48%	1,000
2015	13.325917	13.275404	-0.38%	1,042
2014	12.267337	13.325917	8.63%	1,031
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	20.011703	20.522217	2.55%	2,306
2019	18.600706	20.011703	7.59%	2,204
2018	19.329171	18.600706	-3.77%	2,139
2017	18.444954	19.329171	4.79%	2,163
2016	17.226087	18.444954	7.08%	2,100
2015	17.999801	17.226087	-4.30%	2,136
2014	17.581817	17.999801	2.38%	2,439
2013	18.043381	17.581817	-2.56%	3,322
2012	16.311379	18.043381	10.62%	5,169
2011	15.680829	16.311379	4.02%	5,890
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	30.745379	33.436929	8.75%	6,833
2019	24.126912	30.745379	27.43%	8,604
2018	24.484649	24.126912	-1.46%	8,854
2017	20.613276	24.484649	18.78%	9,001
2016	18.777180	20.613276	9.78%	10,139
2015	18.876893	18.777180	-0.53%	9,796
2014	17.079800	18.876893	10.52%	9,366
2013	13.219491	17.079800	29.20%	9,493
2012	11.744968	13.219491	12.55%	10,428
2011	11.854736	11.744968	-0.93%	12,461
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.364181	27.946062	2.13%	730
2019	21.810136	27.364181	25.47%	730
2018	23.864529	21.810136	-8.61%	1,506
2017	20.521536	23.864529	16.29%	2,380
2016	17.663196	20.521536	16.18%	2,758
2015	19.127972	17.663196	-7.66%	3,599
2014	17.779354	19.127972	7.59%	4,679
2013	13.300526	17.779354	33.67%	4,420
2012	11.393001	13.300526	16.74%	6,237
2011	11.835488	11.393001	-3.74%	7,327
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.021865	13.571004	12.89%	0
2019	10.612654	12.021865	13.28%	501
2018	11.766430	10.612654	-9.81%	519
2017	10.080773	11.766430	16.72%	0
2016*	10.000000	10.080773	0.81%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.675939	18.498180	10.93%	0
2019	13.650564	16.675939	22.16%	0
2018	15.520303	13.650564	-12.05%	0
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.965089	16.175733	8.09%	2,719
2019	13.070544	14.965089	14.49%	2,719
2018	14.145726	13.070544	-7.60%	2,719
2017	12.809527	14.145726	10.43%	2,719
2016	12.249274	12.809527	4.57%	2,719
2015	12.562584	12.249274	-2.49%	2,719
2014	12.222184	12.562584	2.79%	2,719
2013	10.816580	12.222184	12.99%	2,719
2012	9.882961	10.816580	9.45%	2,719
2011	10.164795	9.882961	-2.77%	5,576
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.116588	17.704174	9.85%	0
2019	13.600839	16.116588	18.50%	0
2018	15.028379	13.600839	-9.50%	0
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.106634	13.897339	6.03%	1,154
2019	12.017177	13.106634	9.07%	569
2018	12.521162	12.017177	-4.03%	569
2017	11.945340	12.521162	4.82%	569
2016	11.586156	11.945340	3.10%	569
2015	11.843543	11.586156	-2.17%	569
2014	11.629777	11.843543	1.84%	569
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	5,021
2011	10.621908	10.615941	-0.06%	5,021

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.435753	12.873319	3.52%	0
2019	11.083365	12.435753	12.20%	0
2018	12.095543	11.083365	-8.37%	0
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.937192	13.687899	5.80%	0
2019	11.374167	12.937192	13.74%	0
2018	12.421033	11.374167	-8.43%	0
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.591549	17.007996	9.08%	6,422
2019	13.391174	15.591549	16.43%	6,682
2018	14.625776	13.391174	-8.44%	6,919
2017	13.021378	14.625776	12.32%	7,178
2016	12.378242	13.021378	5.20%	7,178
2015	12.695698	12.378242	-2.50%	7,178
2014	12.319480	12.695698	3.05%	7,178
2013	10.611392	12.319480	16.10%	7,178
2012	9.582525	10.611392	10.74%	7,178
2011	9.955449	9.582525	-3.75%	11,078
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.381547	18.123300	10.63%	0
2019	13.599300	16.381547	20.46%	0
2018	15.249774	13.599300	-10.82%	0
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	0
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.439898	15.519122	7.47%	0
2019	12.819027	14.439898	12.64%	0
2018	13.659321	12.819027	-6.15%	0
2017	12.612883	13.659321	8.30%	0
2016	12.073793	12.612883	4.46%	0
2015	12.383340	12.073793	-2.50%	0
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.493607	16.059835	3.65%	0
2019	13.976399	15.493607	10.86%	0
2018	16.822612	13.976399	-16.92%	0
2017	13.909440	16.822612	20.94%	0
2016	13.957882	13.909440	-0.35%	382
2015	14.738512	13.957882	-5.30%	382
2014	16.281870	14.738512	-9.48%	382
2013	13.756990	16.281870	18.35%	441
2012	11.675592	13.756990	17.83%	507
2011	13.528212	11.675592	-13.69%	507
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.746255	17.46%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.694227	14.441989	5.46%	0
2019	12.755007	13.694227	7.36%	0
2018	12.998201	12.755007	-1.87%	0
2017	12.633454	12.998201	2.89%	0
2016	12.168285	12.633454	3.82%	0
2015	12.436907	12.168285	-2.16%	1,842
2014	12.012631	12.436907	3.53%	1,842
2013	12.426914	12.012631	-3.33%	1,842
2012	11.702783	12.426914	6.19%	1,842
2011	11.139841	11.702783	5.05%	1,842
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.172027	15.229119	7.46%	0
2019	13.121681	14.172027	8.00%	0
2018	13.512212	13.121681	-2.89%	0
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.592744	10.829806	2.24%	0
2019	10.084443	10.592744	5.04%	0
2018*	10.000000	10.084443	0.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.131402	28.060496	11.66%	438
2019	20.741821	25.131402	21.16%	448
2018	25.488081	20.741821	-18.62%	464
2017	18.276527	25.488081	39.46%	459
2016	17.216154	18.276527	6.16%	330
2015	20.796115	17.216154	-17.21%	708
2014	22.331847	20.796115	-6.88%	682
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.974345	26.092732	4.48%	6,883
2019	22.086136	24.974345	13.08%	8,585
2018	23.105851	22.086136	-4.41%	8,616
2017	21.960972	23.105851	5.21%	9,149
2016	19.519889	21.960972	12.51%	7,496
2015	20.337372	19.519889	-4.02%	5,904
2014	20.123389	20.337372	1.06%	5,962
2013	19.070736	20.123389	5.52%	2,941
2012	16.892929	19.070736	12.89%	3,594
2011	16.510569	16.892929	2.32%	3,705
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	16.008613	16.736148	4.54%	13,306
2019	15.285675	16.008613	4.73%	13,795
2018	15.519270	15.285675	-1.51%	14,517
2017	15.425469	15.519270	0.61%	13,840
2016	15.536582	15.425469	-0.72%	12,732
2015	15.782344	15.536582	-1.56%	15,127
2014	15.314807	15.782344	3.05%	19,413
2013	16.197017	15.314807	-5.45%	19,974
2012	15.948407	16.197017	1.56%	28,552
2011	15.087774	15.948407	5.70%	31,137
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.444424	10.318042	-1.21%	4,199
2019	10.412602	10.444424	0.31%	1,987
2018	10.421724	10.412602	-0.09%	2,037
2017	10.530258	10.421724	-1.03%	2,330
2016	10.683951	10.530258	-1.44%	16,375
2015	10.841146	10.683951	-1.45%	3,247
2014	11.000653	10.841146	-1.45%	10,888
2013	11.162510	11.000653	-1.45%	12,688
2012	11.327199	11.162510	-1.45%	28,580
2011	11.493389	11.327199	-1.45%	54,586

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.868626	16.881525	6.38%	1,641
2019	13.517433	15.868626	17.39%	2,832
2018	16.049813	13.517433	-15.78%	3,217
2017	12.777434	16.049813	25.61%	3,820
2016	12.853220	12.777434	-0.59%	4,122
2015	13.453640	12.853220	-4.46%	4,147
2014	13.713092	13.453640	-1.89%	3,710
2013	11.808942	13.713092	16.12%	620
2012	10.365269	11.808942	13.93%	997
2011	11.655675	10.365269	-11.07%	997
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.593949	12.240168	5.57%	0
2019	9.706547	11.593949	19.44%	0
2018	11.470599	9.706547	-15.38%	0
2017	9.351759	11.470599	22.66%	0
2016	9.439600	9.351759	-0.93%	0
2015	9.713412	9.439600	-2.82%	0
2014	10.506454	9.713412	-7.55%	40
2013	8.809907	10.506454	19.26%	40
2012	7.562534	8.809907	16.49%	40
2011	8.805007	7.562534	-14.11%	40
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.549618	28.406236	11.18%	1,365
2019	20.952946	25.549618	21.94%	1,417
2018	23.328702	20.952946	-10.18%	1,456
2017	19.987371	23.328702	16.72%	1,501
2016	18.526582	19.987371	7.88%	1,160
2015	18.988707	18.526582	-2.43%	1,199
2014	18.353126	18.988707	3.46%	1,206
2013	14.635334	18.353126	25.40%	1,203
2012	12.813421	14.635334	14.22%	1,624
2011	13.533627	12.813421	-5.32%	3,806
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.532701	19.981943	7.82%	0
2019	16.304116	18.532701	13.67%	0
2018	17.388594	16.304116	-6.24%	334
2017	15.876536	17.388594	9.52%	352
2016	15.154373	15.876536	4.77%	369
2015	15.404099	15.154373	-1.62%	387
2014	14.945458	15.404099	3.07%	405
2013	13.370475	14.945458	11.78%	423
2012	12.403452	13.370475	7.80%	441
2011	12.475188	12.403452	-0.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.576462	24.834226	10.00%	226
2019	19.099990	22.576462	18.20%	235
2018	20.723547	19.099990	-7.83%	255
2017	18.315344	20.723547	13.15%	255
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.353671	16.147113	5.17%	986
2019	14.223633	15.353671	7.94%	195
2018	14.699145	14.223633	-3.23%	10,714
2017	14.112827	14.699145	4.15%	19,386
2016	13.734320	14.112827	2.76%	19,386
2015	13.899593	13.734320	-1.19%	3,851
2014	13.575947	13.899593	2.38%	4,122
2013	13.140760	13.575947	3.31%	3,927
2012	12.678390	13.140760	3.65%	5,553
2011	12.498208	12.678390	1.44%	17,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.432641	12.811106	3.04%	0
2019	11.164367	12.432641	11.36%	0
2018	12.004894	11.164367	-7.00%	0
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.018245	13.641328	4.79%	1,311
2019	11.462008	13.018245	13.58%	1,311
2018	12.381191	11.462008	-7.42%	1,311
2017	10.740875	12.381191	15.27%	1,311
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.172324	23.023775	8.74%	27,414
2019	18.246050	21.172324	16.04%	27,760
2018	19.631064	18.246050	-7.06%	28,273
2017	17.638929	19.631064	11.29%	44,269
2016	16.704540	17.638929	5.59%	51,654
2015	17.007247	16.704540	-1.78%	63,853
2014	16.407390	17.007247	3.66%	71,668
2013	14.275165	16.407390	14.94%	76,019
2012	13.072309	14.275165	9.20%	83,916
2011	13.269596	13.072309	-1.49%	104,957
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.035162	26.606918	10.70%	5,493
2019	20.019001	24.035162	20.06%	7,377
2018	22.016346	20.019001	-9.07%	9,003
2017	19.146041	22.016346	14.99%	9,558
2016	17.908093	19.146041	6.91%	9,505
2015	18.305176	17.908093	-2.17%	13,074
2014	17.697242	18.305176	3.44%	16,123
2013	14.673907	17.697242	20.60%	17,165
2012	13.089201	14.673907	12.11%	22,927
2011	13.569976	13.089201	-3.54%	23,105
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.424718	19.710511	6.98%	563
2019	16.474516	18.424718	11.84%	1,144
2018	17.366346	16.474516	-5.14%	1,144
2017	16.134910	17.366346	7.63%	1,144
2016	15.488366	16.134910	4.17%	2,372
2015	15.721058	15.488366	-1.48%	24,382
2014	15.230521	15.721058	3.22%	24,382
2013	13.986697	15.230521	8.89%	24,131
2012	13.136785	13.986697	6.47%	24,219
2011	13.060279	13.136785	0.59%	25,107
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.462955	11.045876	5.57%	0
2019*	10.000000	10.462955	4.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.763500	12.279191	14.08%	0
2019*	10.000000	10.763500	7.64%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.550099	30.192730	28.21%	516
2019	18.307364	23.550099	28.64%	541
2018	19.168056	18.307364	-4.49%	1,082
2017	14.937467	19.168056	28.32%	2,154
2016	14.831845	14.937467	0.71%	2,423
2015	14.550357	14.831845	1.93%	5,134
2014	13.369241	14.550357	8.83%	5,180
2013	10.068108	13.369241	32.79%	4,576
2012	8.780546	10.068108	14.66%	6,687
2011	9.176149	8.780546	-4.31%	15,337
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.047749	13.770451	5.54%	0
2019	11.128622	13.047749	17.24%	0
2018	11.865237	11.128622	-6.21%	0
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.013749	15.828993	5.43%	0
2019	12.489173	15.013749	20.21%	0
2018	13.008934	12.489173	-4.00%	0
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.532230	46.321419	17.17%	31,437
2019	29.149103	39.532230	35.62%	30,411
2018	29.961774	29.149103	-2.71%	32,233
2017	23.879211	29.961774	25.47%	35,959
2016	23.380322	23.879211	2.13%	39,888
2015	22.574603	23.380322	3.57%	44,329
2014	21.054033	22.574603	7.22%	48,576
2013	15.627770	21.054033	34.72%	54,208
2012	13.361565	15.627770	16.96%	75,917
2011	13.867515	13.361565	-3.65%	99,757

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.288509	30.294889	0.02%	2,214
2019	24.208943	30.288509	25.11%	2,258
2018	27.100716	24.208943	-10.67%	2,462
2017	25.303152	27.100716	7.10%	3,752
2016	21.317424	25.303152	18.70%	4,045
2015	22.597245	21.317424	-5.66%	17,963
2014	20.270506	22.597245	11.48%	22,501
2013	15.594250	20.270506	29.99%	24,800
2012	13.800679	15.594250	13.00%	30,027
2011	13.913344	13.800679	-0.81%	37,603
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.802894	18.03%	69
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.798315	17.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	59.835972	66.702031	11.47%	6,125
2019	48.321232	59.835972	23.83%	6,830
2018	55.335860	48.321232	-12.68%	6,868
2017	48.495492	55.335860	14.11%	7,322
2016	40.907210	48.495492	18.55%	7,712
2015	42.588391	40.907210	-3.95%	9,578
2014	39.494476	42.588391	7.83%	8,759
2013	30.120934	39.494476	31.12%	9,301
2012	26.018843	30.120934	15.77%	11,571
2011	27.090157	26.018843	-3.95%	18,963
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.441635	21.863051	-2.58%	8,206
2019	18.387180	22.441635	22.05%	7,726
2018	21.485837	18.387180	-14.42%	7,728
2017	19.150786	21.485837	12.19%	8,221
2016	16.524481	19.150786	15.89%	10,991
2015	17.265856	16.524481	-4.29%	12,332
2014	14.971705	17.265856	15.32%	12,581
2013	11.197061	14.971705	33.71%	7,452
2012	9.765885	11.197061	14.65%	9,299
2011	10.144778	9.765885	-3.73%	19,672

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	34.382266	47.738454	38.85%	1,811
2019	25.707359	34.382266	33.74%	909
2018	28.337845	25.707359	-9.28%	1,234
2017	23.016581	28.337845	23.12%	1,291
2016	21.563475	23.016581	6.74%	1,284
2015	21.716559	21.563475	-0.70%	1,420
2014	21.433479	21.716559	1.32%	1,591
2013	15.072879	21.433479	42.20%	1,934
2012	13.483308	15.072879	11.79%	3,019
2011	13.770569	13.483308	-2.09%	4,885
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	62.293579	64.553364	3.63%	1,632
2019	53.117417	62.293579	17.28%	1,744
2018	64.907608	53.117417	-18.16%	1,754
2017	60.386865	64.907608	7.49%	2,133
2016	48.655223	60.386865	24.11%	2,184
2015	52.535111	48.655223	-7.39%	4,555
2014	49.810348	52.535111	5.47%	7,430
2013	35.999038	49.810348	38.37%	8,361
2012	30.329013	35.999038	18.70%	11,206
2011	32.418151	30.329013	-6.44%	12,140
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	56.598024	68.432993	20.91%	2,295
2019	45.707569	56.598024	23.83%	3,543
2018	53.091763	45.707569	-13.91%	3,579
2017	47.468346	53.091763	11.85%	3,769
2016	39.211839	47.468346	21.06%	3,854
2015	40.450266	39.211839	-3.06%	4,215
2014	40.713586	40.450266	-0.65%	4,834
2013	29.318872	40.713586	38.86%	5,148
2012	25.758071	29.318872	13.82%	7,302
2011	27.674761	25.758071	-6.93%	13,131
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.955574	23.450016	11.90%	3,489
2019	16.603095	20.955574	26.21%	2,070
2018	17.691920	16.603095	-6.15%	3,046
2017	14.377892	17.691920	23.05%	3,082
2016	12.842049	14.377892	11.96%	7,212
2015	13.173231	12.842049	-2.51%	16,624
2014	12.539515	13.173231	5.05%	16,847
2013	8.847134	12.539515	41.74%	20,490
2012	7.676969	8.847134	15.24%	29,744
2011	8.813764	7.676969	-12.90%	36,998

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.980551	17.859297	11.76%	0
2019	12.659939	15.980551	26.23%	0
2018	13.524513	12.659939	-6.39%	0
2017	10.999448	13.524513	22.96%	0
2016*	10.000000	10.999448	9.99%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.687385	24.228458	11.72%	0
2019	17.464397	21.687385	24.18%	0
2018	18.812185	17.464397	-7.16%	0
2017	16.092054	18.812185	16.90%	0
2016	14.828702	16.092054	8.52%	424
2015	15.095767	14.828702	-1.77%	424
2014	13.849454	15.095767	9.00%	424
2013	10.127191	13.849454	36.76%	489
2012	9.216719	10.127191	9.88%	562
2011	9.659198	9.216719	-4.58%	562
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.047139	16.827401	-6.76%	4,957
2019	14.010950	18.047139	28.81%	4,713
2018	14.798760	14.010950	-5.32%	5,413
2017	14.099796	14.798760	4.96%	7,896
2016	13.327292	14.099796	5.80%	8,430
2015	14.288901	13.327292	-6.73%	14,067
2014	11.249603	14.288901	27.02%	25,721
2013	11.077778	11.249603	1.55%	26,407
2012	9.708479	11.077778	14.10%	37,074
2011	9.249704	9.708479	4.96%	46,123
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.281501	32.82%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.539753	23.855361	16.14%	853
2019	15.929373	20.539753	28.94%	890
2018	16.993207	15.929373	-6.26%	966
2017	14.223621	16.993207	19.47%	966
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.566517	10.708205	1.34%	0
2019	10.300951	10.566517	2.58%	0
2018	10.368299	10.300951	-0.65%	0
2017	10.356876	10.368299	0.11%	0
2016	10.253358	10.356876	1.01%	0
2015	10.439831	10.253358	-1.79%	0
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	598
2011	10.491270	10.473767	-0.17%	598
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.490935	20.567299	17.59%	301
2019	14.203146	17.490935	23.15%	314
2018	16.257498	14.203146	-12.64%	341
2017	14.447247	16.257498	12.53%	1,423
2016	12.128012	14.447247	19.12%	1,005
2015	12.938092	12.128012	-6.26%	1,137
2014	12.556928	12.938092	3.04%	1,070
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.569030	37.372922	58.57%	8,540
2019	17.424439	23.569030	35.26%	12,432
2018	18.982840	17.424439	-8.21%	13,079
2017	15.078777	18.982840	25.89%	14,804
2016	14.370879	15.078777	4.93%	16,566
2015	14.609370	14.370879	-1.63%	15,089
2014	14.249373	14.609370	2.53%	18,250
2013	10.406227	14.249373	36.93%	28,669
2012	9.190016	10.406227	13.23%	34,291
2011	9.736789	9.190016	-5.62%	36,271
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.510753	19.979137	37.69%	0
2019	11.114208	14.510753	30.56%	0
2018	12.070276	11.114208	-7.92%	0
2017	9.832252	12.070276	22.76%	0
2016	9.577926	9.832252	2.66%	0
2015*	10.000000	9.577926	-4.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.388514	10.591894	1.96%	0
2019	10.166546	10.388514	2.18%	0
2018	10.212682	10.166546	-0.45%	0
2017	10.270991	10.212682	-0.57%	3,603
2016	10.296162	10.270991	-0.24%	3,603
2015	10.428492	10.296162	-1.27%	47
2014	10.517779	10.428492	-0.85%	147
2013	10.607117	10.517779	-0.84%	249
2012	10.289693	10.607117	3.08%	307
2011	10.410601	10.289693	-1.16%	373
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.366332	35.780279	17.83%	0
2019	24.477163	30.366332	24.06%	0
2018	26.348026	24.477163	-7.10%	0
2017	22.574248	26.348026	16.72%	0
2016	20.849308	22.574248	8.27%	0
2015	21.254615	20.849308	-1.91%	0
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	389
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.835753	12.586525	6.34%	2,652
2019	10.747715	11.835753	10.12%	2,800
2018	11.535047	10.747715	-6.83%	2,956
2017	10.323191	11.535047	11.74%	3,114
2016	9.277399	10.323191	11.27%	3,290
2015	10.366378	9.277399	-10.50%	3,514
2014	10.471267	10.366378	-1.00%	3,817
2013	10.613732	10.471267	-1.34%	6,307
2012*	10.000000	10.613732	6.14%	957
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.928403	12.528921	5.03%	396
2019	10.557049	11.928403	12.99%	1,148
2018	11.256410	10.557049	-6.21%	1,211
2017	10.404033	11.256410	8.19%	542
2016	9.324614	10.404033	11.58%	0
2015	9.691023	9.324614	-3.78%	0
2014*	10.000000	9.691023	-3.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.904464	12.982727	9.06%	0
2019	11.298061	11.904464	5.37%	0
2018	11.952089	11.298061	-5.47%	0
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	2,492
2012	12.507049	12.970120	3.70%	2,492
2011	11.705408	12.507049	6.85%	3,122
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.430333	11.590096	1.40%	1,079
2019	11.160590	11.430333	2.42%	1,079
2018	11.298917	11.160590	-1.22%	1,404
2017	11.322921	11.298917	-0.21%	13,651
2016	11.341066	11.322921	-0.16%	13,813
2015	11.483946	11.341066	-1.24%	1,566
2014	11.566363	11.483946	-0.71%	1,566
2013	11.763864	11.566363	-1.68%	1,591
2012	11.288307	11.763864	4.21%	1,619
2011	11.339656	11.288307	-0.45%	4,499
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	14.089314	15.511788	10.10%	0
2019	13.184484	14.089314	6.86%	0
2018	13.682341	13.184484	-3.64%	0
2017	13.392657	13.682341	2.16%	0
2016	12.919073	13.392657	3.67%	0
2015	13.473565	12.919073	-4.12%	0
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.305615	10.373568	0.66%	0
2019	10.182693	10.305615	1.21%	0
2018	10.187952	10.182693	-0.05%	0
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.303471	17.455063	7.06%	0
2019	15.267731	16.303471	6.78%	0
2018	15.577059	15.267731	-1.99%	0
2017	15.064238	15.577059	3.40%	0
2016	14.885494	15.064238	1.20%	0
2015	15.039010	14.885494	-1.02%	0
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.527316	12.329323	6.96%	0
2019	10.805742	11.527316	6.68%	0
2018	11.035680	10.805742	-2.08%	0
2017	10.682997	11.035680	3.30%	0
2016	10.566756	10.682997	1.10%	0
2015	10.686357	10.566756	-1.12%	0
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	1,375
2012	9.993935	10.784326	7.91%	1,412
2011*	10.000000	9.993935	-0.06%	27,096
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2020	12.048476	13.309939	10.47%	0
2019	9.768630	12.048476	23.34%	0
2018	12.255740	9.768630	-20.29%	0
2017	9.824200	12.255740	24.75%	0
2016*	10.000000	9.824200	-1.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2020	18.127454	20.025376	10.47%	0
2019	14.697330	18.127454	23.34%	0
2018	18.439297	14.697330	-20.29%	0
2017	14.780944	18.439297	24.75%	0
2016	15.375025	14.780944	-3.86%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.490230	34.90%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.889478	28.89%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.568468	17.773371	22.00%	0
2019	12.365293	14.568468	17.82%	0
2018	13.796199	12.365293	-10.37%	0
2017	13.308572	13.796199	3.66%	0
2016	11.280273	13.308572	17.98%	0
2015	13.075209	11.280273	-13.73%	0
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.751081	55.736578	27.39%	4,580
2019	34.513567	43.751081	26.76%	4,024
2018	34.726556	34.513567	-0.61%	4,211
2017	27.677998	34.726556	25.47%	4,568
2016	31.454740	27.677998	-12.01%	4,709
2015	28.378629	31.454740	10.84%	5,129
2014	21.944157	28.378629	29.32%	3,910
2013	14.793998	21.944157	48.33%	2,197
2012	11.459676	14.793998	29.10%	1,828
2011	10.533927	11.459676	8.79%	113
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	67.483855	77.977036	15.55%	905
2019	52.434007	67.483855	28.70%	999
2018	69.543459	52.434007	-24.60%	1,020
2017	46.719835	69.543459	48.85%	967
2016	47.356738	46.719835	-1.34%	877
2015	55.871596	47.356738	-15.24%	883
2014	56.929967	55.871596	-1.86%	937
2013	51.568824	56.929967	10.40%	1,203
2012	40.312688	51.568824	27.92%	2,074
2011	55.082272	40.312688	-26.81%	1,228
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.761818	6.747334	17.10%	0
2019	5.241414	5.761818	9.93%	0
2018	7.431137	5.241414	-29.47%	0
2017	7.691794	7.431137	-3.39%	0
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	3,446

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.984044	31.675197	17.38%	0
2019	24.476029	26.984044	10.25%	0
2018	34.631229	24.476029	-29.32%	120
2017	35.746323	34.631229	-3.12%	120
2016	25.238830	35.746323	41.63%	120
2015	38.481739	25.238830	-34.41%	120
2014	48.269810	38.481739	-20.28%	389
2013	44.312202	48.269810	8.93%	529
2012	43.493077	44.312202	1.88%	1,330
2011	52.821656	43.493077	-17.66%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.783541	10.462493	-2.98%	0
2019*	10.000000	10.783541	7.84%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.185603	56.268062	55.50%	506
2019	29.414596	36.185603	23.02%	513
2018	29.464180	29.414596	-0.17%	528
2017	23.754025	29.464180	24.04%	560
2016	22.369647	23.754025	6.19%	406
2015	23.372530	22.369647	-4.29%	446
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	125
2011	16.333716	15.357395	-5.98%	125

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.251363	13.687042	3.29%	0
2019	11.673956	13.251363	13.51%	0
2018	12.792670	11.673956	-8.74%	0
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	0
2019	7.648438	8.798591	15.04%	0
2018*	10.000000	7.648438	-23.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.658234	34.165622	1.51%	130
2019	28.498856	33.658234	18.10%	130
2018	34.160379	28.498856	-16.57%	129
2017	30.730252	34.160379	11.16%	0
2016	24.999020	30.730252	22.93%	62
2015	26.912140	24.999020	-7.11%	62
2014	25.078432	26.912140	7.31%	62
2013	18.498293	25.078432	35.57%	84
2012	15.852762	18.498293	16.69%	62
2011	17.612263	15.852762	-9.99%	1,327
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.859991	14.956513	7.91%	2,869
2019	12.920782	13.859991	7.27%	4,574
2018	13.499136	12.920782	-4.28%	4,658
2017	13.218778	13.499136	2.12%	5,323
2016	12.855504	13.218778	2.83%	5,472
2015	13.381563	12.855504	-3.93%	6,007
2014	13.151377	13.381563	1.75%	7,730
2013	14.588701	13.151377	-9.85%	9,900
2012	13.792695	14.588701	5.77%	10,967
2011	12.530438	13.792695	10.07%	11,894
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	30.153494	33.208536	10.13%	929
2019	24.697696	30.153494	22.09%	2,221
2018	26.925052	24.697696	-8.27%	2,227
2017	22.686256	26.925052	18.68%	2,387
2016	20.294326	22.686256	11.79%	3,136
2015	21.830395	20.294326	-7.04%	4,139
2014	19.699682	21.830395	10.82%	4,446
2013	14.724874	19.699682	33.79%	3,294
2012	13.028629	14.724874	13.02%	5,242
2011	12.827425	13.028629	1.57%	4,820

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.638940	28.070476	23.99%	0
2019	17.897165	22.638940	26.49%	0
2018	21.433791	17.897165	-16.50%	0
2017	16.583864	21.433791	29.24%	0
2016	17.815296	16.583864	-6.91%	0
2015	17.950509	17.815296	-0.75%	0
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.684408	27.599201	-0.31%	38
2019	21.762203	27.684408	27.21%	34
2018	25.349354	21.762203	-14.15%	34
2017	23.039897	25.349354	10.02%	34
2016	19.038473	23.039897	21.02%	34
2015	19.609373	19.038473	-2.91%	1,415
2014	17.099670	19.609373	14.68%	1,472
2013	13.341970	17.099670	28.16%	2,294
2012	11.644325	13.341970	14.58%	939
2011	11.903854	11.644325	-2.18%	2,225
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	41.190699	40.969219	-0.54%	0
2019	32.918598	41.190699	25.13%	0
2018	36.789252	32.918598	-10.52%	0
2017	34.343651	36.789252	7.12%	0
2016	28.938511	34.343651	18.68%	0
2015	30.566508	28.938511	-5.33%	0
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	21.573134	28.133206	30.41%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.679779	12.311319	5.41%	1,086
2019	10.323351	11.679779	13.14%	1,086
2018	10.793182	10.323351	-4.35%	1,087
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.551241	11.280865	6.92%	0
2019	9.814207	10.551241	7.51%	0
2018	10.036898	9.814207	-2.22%	0
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.649349	14.944785	2.02%	0
2019	11.668206	14.649349	25.55%	0
2018	12.795882	11.668206	-8.81%	0
2017	11.151274	12.795882	14.75%	0
2016	9.754172	11.151274	14.32%	0
2015*	10.000000	9.754172	-2.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.879455	21.258393	18.90%	138
2019	15.414754	17.879455	15.99%	138
2018	16.934247	15.414754	-8.97%	157
2017	15.118854	16.934247	12.01%	1,788
2016	14.785838	15.118854	2.25%	1,745
2015	15.162806	14.785838	-2.49%	1,684
2014	15.101908	15.162806	0.40%	1,625
2013	13.400106	15.101908	12.70%	1,869
2012	12.371587	13.400106	8.31%	1,844
2011	13.034055	12.371587	-5.08%	7,459
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	262
2019	11.150874	13.164430	18.06%	241
2018	13.427947	11.150874	-16.96%	228
2017	11.849602	13.427947	13.32%	239
2016	10.442149	11.849602	13.48%	986
2015	10.874804	10.442149	-3.98%	1,080
2014*	10.000000	10.874804	8.75%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.559400	37.662096	8.98%	174
2019	28.708683	34.559400	20.38%	173
2018	32.022599	28.708683	-10.35%	173
2017	28.921612	32.022599	10.72%	173
2016	23.352786	28.921612	23.85%	173
2015	24.273899	23.352786	-3.79%	1,692
2014	23.442931	24.273899	3.54%	1,716
2013	16.913468	23.442931	38.61%	1,895
2012	14.836151	16.913468	14.00%	1,924
2011	14.977337	14.836151	-0.94%	1,067

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.801537	39.290279	16.24%	14,047
2019	26.158865	33.801537	29.22%	15,297
2018	27.850461	26.158865	-6.07%	19,599
2017	23.262628	27.850461	19.72%	23,673
2016	21.140921	23.262628	10.04%	28,384
2015	21.227854	21.140921	-0.41%	36,933
2014	19.000414	21.227854	11.72%	40,305
2013	14.610282	19.000414	30.05%	44,645
2012	12.816278	14.610282	14.00%	61,288
2011	12.771239	12.816278	0.35%	69,696
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.522727	32.432596	22.28%	9,400
2019	20.040813	26.522727	32.34%	9,696
2018	21.284686	20.040813	-5.84%	9,730
2017	18.735072	21.284686	13.61%	10,817
2016	17.232035	18.735072	8.72%	11,346
2015	18.071809	17.232035	-4.65%	11,767
2014	16.171494	18.071809	11.75%	12,270
2013	12.220595	16.171494	32.33%	12,517
2012	11.080282	12.220595	10.29%	13,306
2011	11.148183	11.080282	-0.61%	14,128
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	33.304741	40.576636	21.83%	1,265
2019	24.843915	33.304741	34.06%	1,268
2018	27.080003	24.843915	-8.26%	1,382
2017	21.590004	27.080003	25.43%	1,517
2016	20.312376	21.590004	6.29%	2,143
2015	21.143634	20.312376	-3.93%	8,283
2014	19.858721	21.143634	6.47%	8,298
2013	16.647779	19.858721	19.29%	12,822
2012	15.305480	16.647779	8.77%	13,628
2011	14.253495	15.305480	7.38%	12,272
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	21.368468	25.234998	18.09%	0
2019	17.814209	21.368468	19.95%	0
2018	22.351139	17.814209	-20.30%	0
2017	18.198951	22.351139	22.82%	0
2016	15.781266	18.198951	15.32%	0
2015	16.394903	15.781266	-3.74%	0
2014	16.383392	16.394903	0.07%	0
2013	11.196810	16.383392	46.32%	0
2012	9.428804	11.196810	18.75%	0
2011	11.110522	9.428804	-15.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	0
2019	9.638360	11.062411	14.77%	0
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.131929	16.507607	-3.64%	0
2019	13.617971	17.131929	25.80%	0
2018	16.647301	13.617971	-18.20%	0
2017	15.122034	16.647301	10.09%	0
2016	11.711151	15.122034	29.13%	0
2015	12.710932	11.711151	-7.87%	0
2014	12.218031	12.710932	4.03%	243
2013*	10.000000	12.218031	22.18%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.956136	11.007550	0.47%	1,359
2019	10.387654	10.956136	5.47%	3,816
2018	10.555785	10.387654	-1.59%	3,818
2017	10.359467	10.555785	1.90%	2,458
2016	9.653232	10.359467	7.32%	2,458
2015	9.898447	9.653232	-2.48%	2,458
2014*	10.000000	9.898447	-1.02%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.976738	20.209761	6.50%	4,845
2019	17.603329	18.976738	7.80%	4,848
2018	17.979487	17.603329	-2.09%	5,646
2017	17.544526	17.979487	2.48%	5,640
2016	17.154938	17.544526	2.27%	5,724
2015	17.458698	17.154938	-1.74%	5,312
2014	17.076819	17.458698	2.24%	7,060
2013	17.159280	17.076819	-0.48%	7,399
2012	15.877601	17.159280	8.07%	7,870
2011	15.760573	15.877601	0.74%	11,538
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	0
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.081443	18.910360	10.71%	0
2019	14.949719	17.081443	14.26%	0
2018	15.828315	14.949719	-5.55%	0
2017	14.221159	15.828315	11.30%	0
2016	13.713395	14.221159	3.70%	0
2015	13.965784	13.713395	-1.81%	0
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	9,089
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.816168	20.166526	13.19%	2,775
2019	15.071771	17.816168	18.21%	2,775
2018	16.275408	15.071771	-7.40%	2,775
2017	14.185972	16.275408	14.73%	2,775
2016	13.580783	14.185972	4.46%	2,775
2015	13.838310	13.580783	-1.86%	2,775
2014	13.422964	13.838310	3.09%	6,051
2013	11.752283	13.422964	14.22%	6,175
2012	10.541446	11.752283	11.49%	6,051
2011	10.823369	10.541446	-2.60%	6,051
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.118796	21.987758	15.01%	0
2019	15.606084	19.118796	22.51%	3,755
2018	17.201342	15.606084	-9.27%	3,755
2017	14.453606	17.201342	19.01%	3,755
2016	13.774953	14.453606	4.93%	3,755
2015	14.031866	13.774953	-1.83%	3,755
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.715224	16.498807	20.30%	0
2019	11.218659	13.715224	22.25%	0
2018	11.919833	11.218659	-5.88%	0
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	47.724276	61.313758	28.47%	0
2019	36.859055	47.724276	29.48%	0
2018	40.019763	36.859055	-7.90%	0
2017	33.365971	40.019763	19.94%	0
2016	31.389191	33.365971	6.30%	0
2015	31.690427	31.389191	-0.95%	0
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	36.278150	46.538084	28.28%	0
2019	28.056023	36.278150	29.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.209220	5.427122	-33.89%	141
2019	7.588706	8.209220	8.18%	152
2018	10.241582	7.588706	-25.90%	162
2017	10.693896	10.241582	-4.23%	174
2016	8.131683	10.693896	31.51%	184
2015	10.417275	8.131683	-21.94%	1,643
2014	12.123776	10.417275	-14.08%	2,441
2013	9.914446	12.123776	22.28%	2,855
2012	9.610780	9.914446	3.16%	2,878
2011	10.291995	9.610780	-6.62%	13,856
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.502916	32.012012	4.95%	3,990
2019	24.321569	30.502916	25.42%	5,017
2018	26.958733	24.321569	-9.78%	7,082
2017	24.261500	26.958733	11.12%	10,122
2016	20.890010	24.261500	16.14%	14,757
2015	22.112246	20.890010	-5.53%	18,065
2014	20.662372	22.112246	7.02%	19,659
2013	16.386659	20.662372	26.09%	20,035
2012	14.196678	16.386659	15.43%	28,786
2011	14.289703	14.196678	-0.65%	34,428
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	0
2019	11.554690	14.759433	27.74%	0
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	34.655846	57.518549	65.97%	0
2019	25.006407	34.655846	38.59%	0
2018	22.599297	25.006407	10.65%	0
2017	17.070109	22.599297	32.39%	0
2016	17.286652	17.070109	-1.25%	0
2015	16.637892	17.286652	3.90%	0
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	36.674059	51.928590	41.59%	5,337
2019	27.747181	36.674059	32.17%	6,989
2018	28.249942	27.747181	-1.78%	13,172
2017	21.243097	28.249942	32.98%	13,624
2016	21.412904	21.243097	-0.79%	14,223
2015	20.306812	21.412904	5.45%	15,146
2014	18.541565	20.306812	9.52%	20,427
2013	13.820322	18.541565	34.16%	19,025
2012	12.249518	13.820322	12.82%	20,936
2011	12.418141	12.249518	-1.36%	23,997
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.334575	19.549016	1.11%	1,379
2019	17.080549	19.334575	13.20%	1,488
2018	17.989846	17.080549	-5.05%	2,189
2017	17.056927	17.989846	5.47%	3,880
2016	15.139964	17.056927	12.66%	4,695
2015	15.970361	15.139964	-5.20%	8,371
2014	16.041182	15.970361	-0.44%	7,577
2013	15.381936	16.041182	4.29%	8,592
2012	13.675392	15.381936	12.48%	11,940
2011	13.358714	13.675392	2.37%	12,277
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.342357	16.510918	7.62%	4,909
2019	14.214118	15.342357	7.94%	4,971
2018	14.523587	14.214118	-2.13%	5,136
2017	14.155524	14.523587	2.60%	3,719
2016	13.734844	14.155524	3.06%	5,395
2015	14.043129	13.734844	-2.20%	8,212
2014	13.481268	14.043129	4.17%	6,419
2013	13.950172	13.481268	-3.36%	7,308
2012	13.390631	13.950172	4.18%	13,069
2011	12.679944	13.390631	5.60%	15,865

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.151168	24.592148	16.27%	2,568
2019	17.408646	21.151168	21.50%	2,569
2018	20.706713	17.408646	-15.93%	2,785
2017	17.415443	20.706713	18.90%	2,807
2016	15.769774	17.415443	10.44%	2,839
2015	16.253720	15.769774	-2.98%	3,644
2014	15.538440	16.253720	4.60%	3,735
2013	11.593896	15.538440	34.02%	3,963
2012	10.257797	11.593896	13.03%	4,052
2011	11.663733	10.257797	-12.05%	6,260
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.761937	25.894411	13.76%	113
2019	18.099663	22.761937	25.76%	116
2018	21.590679	18.099663	-16.17%	128
2017	16.846932	21.590679	28.16%	131
2016	18.026005	16.846932	-6.54%	135
2015	17.683305	18.026005	1.94%	138
2014	19.547921	17.683305	-9.54%	70
2013	15.221616	19.547921	28.42%	73
2012	12.820436	15.221616	18.73%	73
2011	15.724428	12.820436	-18.47%	583
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.365848	10.435080	-8.19%	0
2019	9.385109	11.365848	21.11%	0
2018	10.186389	9.385109	-7.87%	0
2017*	10.000000	10.186389	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.640680	30.518384	6.56%	75
2019	21.652003	28.640680	32.28%	68
2018	26.592433	21.652003	-18.58%	66
2017	22.645811	26.592433	17.43%	64
2016	20.999266	22.645811	7.84%	68
2015	21.990861	20.999266	-4.51%	66
2014	20.925345	21.990861	5.09%	204
2013	16.285665	20.925345	28.49%	711
2012	13.008694	16.285665	25.19%	94
2011	14.488426	13.008694	-10.21%	184

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.910328	16.411371	10.07%	0
2019	12.629296	14.910328	18.06%	0
2018	14.192095	12.629296	-11.01%	0
2017	12.866376	14.192095	10.30%	0
2016	11.540652	12.866376	11.49%	0
2015	12.492611	11.540652	-7.62%	0
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	1,312
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.054677	17.907212	-0.82%	1,746
2019	15.793369	18.054677	14.32%	1,755
2018	16.756432	15.793369	-5.75%	1,795
2017	15.510527	16.756432	8.03%	1,837
2016	13.809495	15.510527	12.32%	8,185
2015	15.083890	13.809495	-8.45%	8,386
2014	14.637928	15.083890	3.05%	8,688
2013	13.042512	14.637928	12.23%	8,909
2012	11.754372	13.042512	10.96%	8,161
2011	11.655097	11.754372	0.85%	10,773
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.688905	21.435988	3.61%	0
2019	16.623870	20.688905	24.45%	105
2018	19.373118	16.623870	-14.19%	100
2017	17.774048	19.373118	9.00%	100
2016	13.859929	17.774048	28.24%	103
2015	15.193357	13.859929	-8.78%	788
2014	15.337180	15.193357	-0.94%	959
2013	11.428966	15.337180	34.20%	997
2012	9.801171	11.428966	16.61%	1,059
2011	10.338907	9.801171	-5.20%	1,125
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.240757	14.129037	15.43%	178
2019	9.808572	12.240757	24.80%	381
2018	11.826931	9.808572	-17.07%	192
2017	8.551041	11.826931	38.31%	195
2016	7.391644	8.551041	15.69%	346
2015	9.334052	7.391644	-20.81%	317
2014*	10.000000	9.334052	-6.66%	325

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.468754	17.049106	-2.40%	0
2019	15.717111	17.468754	11.14%	0
2018	18.833582	15.717111	-16.55%	0
2017	16.338663	18.833582	15.27%	0
2016	15.431027	16.338663	5.88%	0
2015	16.720878	15.431027	-7.71%	0
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.921355	8.685764	-2.64%	280
2019	8.048781	8.921355	10.84%	0
2018	9.664472	8.048781	-16.72%	0
2017	8.407700	9.664472	14.95%	0
2016	7.963949	8.407700	5.57%	0
2015	8.646661	7.963949	-7.90%	0
2014*	10.000000	8.646661	-13.53%	265
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.665467	9.017668	-6.70%	1,983
2019	9.619028	9.665467	0.48%	2,305
2018	9.580664	9.619028	0.40%	2,301
2017	9.542410	9.580664	0.40%	2,255
2016	9.410788	9.542410	1.40%	3,449
2015	9.983907	9.410788	-5.74%	4,937
2014*	10.000000	9.983907	-0.16%	4,987
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.904458	13.233759	2.55%	0
2019	11.703917	12.904458	10.26%	0
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	0
2019	9.393040	10.068356	7.19%	0
2018*	10.000000	9.393040	-6.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.907553	10.479943	5.78%	0
2019	9.578255	9.907553	3.44%	0
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	667
2013*	10.000000	9.895117	-1.05%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.309133	16.082243	5.05%	0
2019	12.802394	15.309133	19.58%	0
2018	14.154785	12.802394	-9.55%	0
2017	12.489113	14.154785	13.34%	0
2016	11.486891	12.489113	8.72%	0
2015	11.740036	11.486891	-2.16%	0
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.211616	28.902746	30.12%	0
2019	16.992710	22.211616	30.71%	0
2018	18.572041	16.992710	-8.50%	0
2017	15.123234	18.572041	22.80%	0
2016	14.130211	15.123234	7.03%	0
2015	14.356799	14.130211	-1.58%	0
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.882030	20.939859	10.90%	0
2019	15.960051	18.882030	18.31%	0
2018	17.189049	15.960051	-7.15%	0
2017	15.255225	17.189049	12.68%	0
2016	14.337745	15.255225	6.40%	0
2015	14.540502	14.337745	-1.39%	0
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.590505	21.665560	0.35%	0
2019	17.714076	21.590505	21.88%	0
2018	20.123497	17.714076	-11.97%	0
2017	17.799207	20.123497	13.06%	0
2016	14.724787	17.799207	20.88%	0
2015	15.686403	14.724787	-6.13%	0
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	20.089740	20.706833	3.07%	0
2019	18.257666	20.089740	10.03%	0
2018	19.334159	18.257666	-5.57%	0
2017	18.476030	19.334159	4.64%	0
2016	15.960535	18.476030	15.76%	0
2015	16.870401	15.960535	-5.39%	0
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	23.038561	22.472735	-2.46%	0
2019	19.081247	23.038561	20.74%	0
2018	22.183008	19.081247	-13.98%	0
2017	21.716736	22.183008	2.15%	0
2016	17.413452	21.716736	24.71%	0
2015	18.931614	17.413452	-8.02%	0
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.542120	24.186415	2.74%	0
2019	18.863829	23.542120	24.80%	0
2018	22.008288	18.863829	-14.29%	0
2017	19.648883	22.008288	12.01%	0
2016	15.736950	19.648883	24.86%	0
2015	17.141173	15.736950	-8.19%	0
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.637358	28.095431	29.85%	0
2019	17.478277	21.637358	23.80%	0
2018	19.784838	17.478277	-11.66%	0
2017	16.412085	19.784838	20.55%	0
2016	14.685371	16.412085	11.76%	0
2015	15.104536	14.685371	-2.78%	0
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.590321	33.395159	35.81%	0
2019	18.641301	24.590321	31.91%	0
2018	19.640621	18.641301	-5.09%	0
2017	15.324940	19.640621	28.16%	0
2016	14.309724	15.324940	7.09%	0
2015	13.771521	14.309724	3.91%	0
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.779311	33.343422	40.22%	0
2019	17.652882	23.779311	34.70%	0
2018	18.597288	17.652882	-5.08%	0
2017	14.825943	18.597288	25.44%	0
2016	14.717336	14.825943	0.74%	0
2015	14.229060	14.717336	3.43%	0
2014	13.321455	14.229060	6.81%	0
2013	9.650718	13.321455	38.04%	0
2012*	10.000000	9.650718	-3.49%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.272737	39.544571	39.87%	0
2019	21.039336	28.272737	34.38%	0
2018	22.226254	21.039336	-5.34%	0
2017	17.762872	22.226254	25.13%	0
2016	17.676123	17.762872	0.49%	0
2015	17.131536	17.676123	3.18%	0
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.880132	50.964003	34.54%	0
2019	28.236465	37.880132	34.15%	0
2018	30.411249	28.236465	-7.15%	0
2017	24.341321	30.411249	24.94%	0
2016	25.267480	24.341321	-3.67%	0
2015	24.774396	25.267480	1.99%	0
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	24.722070	27.724021	12.14%	0
2019	19.461584	24.722070	27.03%	0
2018	21.808721	19.461584	-10.76%	0
2017	19.562510	21.808721	11.48%	0
2016	18.010969	19.562510	8.61%	0
2015	19.404959	18.010969	-7.18%	0
2014	18.216517	19.404959	6.52%	0
2013	14.308660	18.216517	27.31%	0
2012	12.756231	14.308660	12.17%	0
2011	12.958281	12.756231	-1.56%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	38.487354	53.335456	38.58%	835
2019	28.037102	38.487354	37.27%	916
2018	30.310260	28.037102	-7.50%	1,477
2017	23.891595	30.310260	26.87%	1,632
2016	23.701172	23.891595	0.80%	2,584
2015	22.571024	23.701172	5.01%	3,664
2014	21.661813	22.571024	4.20%	4,410
2013	16.172103	21.661813	33.95%	4,542
2012	14.099927	16.172103	14.70%	8,861
2011	14.159062	14.099927	-0.42%	9,768
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.642517	46.43%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.881159	18.282789	8.30%	0
2019	14.238469	16.881159	18.56%	0
2018	15.974900	14.238469	-10.87%	0
2017	14.606214	15.974900	9.37%	0
2016	12.879932	14.606214	13.40%	0
2015	13.383062	12.879932	-3.76%	0
2014	12.461062	13.383062	7.40%	0
2013	10.105804	12.461062	23.31%	0
2012	9.113881	10.105804	10.88%	0
2011*	10.000000	9.113881	-8.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	27.188766	34.182707	25.72%	3,665
2019	20.944903	27.188766	29.81%	3,784
2018	24.494133	20.944903	-14.49%	4,971
2017	18.194771	24.494133	34.62%	4,990
2016	18.455979	18.194771	-1.42%	12,091
2015	18.026081	18.455979	2.38%	14,212
2014	17.890508	18.026081	0.76%	15,182
2013	14.266961	17.890508	25.40%	11,180
2012	11.944674	14.266961	19.44%	22,058
2011	13.222428	11.944674	-9.66%	23,884
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.644910	13.511930	-13.63%	0
2019	12.913140	15.644910	21.15%	0
2018	13.970321	12.913140	-7.57%	0
2017	12.545384	13.970321	11.36%	0
2016	12.481285	12.545384	0.51%	0
2015	12.861755	12.481285	-2.96%	0
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.994536	11.197903	1.85%	0
2019	10.073643	10.994536	9.14%	0
2018	10.698376	10.073643	-5.84%	0
2017	10.219806	10.698376	4.68%	0
2016	9.738777	10.219806	4.94%	1,057
2015	10.115757	9.738777	-3.73%	1,180
2014	9.986329	10.115757	1.30%	1,219
2013	10.151842	9.986329	-1.63%	1,169
2012*	10.000000	10.151842	1.52%	1,041
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	28.117310	31.700276	12.74%	0
2019	21.543043	28.117310	30.52%	0
2018	21.676871	21.543043	-0.62%	0
2017	18.999081	21.676871	14.09%	0
2016	21.784396	18.999081	-12.79%	0
2015	21.438070	21.784396	1.62%	0
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.876179	30.177990	12.29%	0
2019	21.221777	26.876179	26.64%	0
2018	25.342132	21.221777	-16.26%	0
2017	20.915751	25.342132	21.16%	0
2016	21.329723	20.915751	-1.94%	0
2015	22.174206	21.329723	-3.81%	0
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	32.896523	36.920862	12.23%	1,318
2019	25.285533	32.896523	30.10%	1,522
2018	27.870768	25.285533	-9.28%	1,928
2017	24.201527	27.870768	15.16%	3,833
2016	22.011882	24.201527	9.95%	3,983
2015	21.627270	22.011882	1.78%	5,387
2014	19.833738	21.627270	9.04%	8,157
2013	15.280495	19.833738	29.80%	8,720
2012	13.274169	15.280495	15.11%	11,779
2011	13.477836	13.274169	-1.51%	15,824
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.435223	17.635963	7.31%	0
2019	13.344408	16.435223	23.16%	0
2018	15.326642	13.344408	-12.93%	0
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.363451	26.417920	18.13%	272
2019	17.951952	22.363451	24.57%	1,038
2018	20.325260	17.951952	-11.68%	1,017
2017	18.075100	20.325260	12.45%	1,033
2016	15.543485	18.075100	16.29%	1,070
2015	16.769467	15.543485	-7.31%	1,077
2014	15.209775	16.769467	10.25%	300
2013	10.950001	15.209775	38.90%	302
2012	9.422319	10.950001	16.21%	1,128
2011	9.781928	9.422319	-3.68%	1,202

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.921061	13.020803	19.23%	0
2019	8.665246	10.921061	26.03%	0
2018	10.936231	8.665246	-20.77%	0
2017	8.780309	10.936231	24.55%	0
2016	9.162447	8.780309	-4.17%	0
2015	9.021770	9.162447	1.56%	0
2014*	10.000000	9.021770	-9.78%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.642955	35.493827	12.17%	85
2019	26.379774	31.642955	19.95%	85
2018	28.324366	26.379774	-6.87%	97
2017	24.311928	28.324366	16.50%	110
2016	25.331730	24.311928	-4.03%	130
2015	28.059565	25.331730	-9.72%	819
2014	30.070173	28.059565	-6.69%	819
2013	24.396615	30.070173	23.26%	828
2012	20.783511	24.396615	17.38%	3,493
2011	22.737900	20.783511	-8.60%	4,669
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.125791	30.418195	4.44%	0
2019	26.592844	29.125791	9.52%	0
2018	27.583416	26.592844	-3.59%	0
2017	26.249213	27.583416	5.08%	126
2016	22.935318	26.249213	14.45%	145
2015	24.904659	22.935318	-7.91%	159
2014	24.811322	24.904659	0.38%	1,513
2013	22.795703	24.811322	8.84%	1,229
2012	19.507277	22.795703	16.86%	1,087
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.163274	56.011662	46.77%	0
2019	28.087639	38.163274	35.87%	0
2018	28.534447	28.087639	-1.57%	0
2017	22.827858	28.534447	25.00%	0
2016	21.838948	22.827858	4.53%	0
2015	23.531700	21.838948	-7.19%	0
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.484294	11.385710	8.60%	0
2019	9.740272	10.484294	7.64%	0
2018	10.018299	9.740272	-2.78%	0
2017	9.840496	10.018299	1.81%	0
2016	9.772826	9.840496	0.69%	0
2015*	10.000000	9.772826	-2.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.890191	38.195760	36.95%	7,133
2019	20.690117	27.890191	34.80%	8,359
2018	20.652022	20.690117	0.18%	12,331
2017	16.127819	20.652022	28.05%	15,624
2016	16.060772	16.127819	0.42%	23,514
2015	14.566503	16.060772	10.26%	35,389
2014	13.633848	14.566503	6.84%	42,660
2013	10.575148	13.633848	28.92%	46,418
2012	8.668397	10.575148	22.00%	70,581
2011	9.456593	8.668397	-8.33%	79,798
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.285116	25.663228	48.47%	2,384
2019	12.117341	17.285116	42.65%	2,487
2018	12.192090	12.117341	-0.61%	3,435
2017	8.541018	12.192090	42.75%	4,343
2016	7.615813	8.541018	12.15%	6,131
2015	7.388539	7.615813	3.08%	6,354
2014	6.859828	7.388539	7.71%	6,800
2013	5.143812	6.859828	33.36%	7,175
2012	4.383012	5.143812	17.36%	11,590
2011	4.871385	4.383012	-10.03%	12,020
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.548044	15.482981	14.28%	12,548
2019	10.855263	13.548044	24.81%	13,063
2018	12.987408	10.855263	-16.42%	13,684
2017	10.079579	12.987408	28.85%	15,648
2016	10.968387	10.079579	-8.10%	15,152
2015	12.210559	10.968387	-10.17%	16,186
2014	14.103267	12.210559	-13.42%	21,246
2013	12.528714	14.103267	12.57%	21,986
2012	11.238620	12.528714	11.48%	24,648
2011	16.862684	11.238620	-33.35%	13,919
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.910271	32.536498	-1.14%	0
2019	26.357747	32.910271	24.86%	0
2018	30.354315	26.357747	-13.17%	0
2017	27.086799	30.354315	12.06%	0
2016	23.974963	27.086799	12.98%	0
2015	25.004015	23.974963	-4.12%	1,563
2014	22.053147	25.004015	13.38%	2,102
2013	16.922628	22.053147	30.32%	2,523
2012	14.272624	16.922628	18.57%	2,893
2011	14.183043	14.272624	0.63%	2,806

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.395146	10.108629	-2.76%	0
2019	8.932843	10.395146	16.37%	0
2018	11.136228	8.932843	-19.79%	0
2017	8.844238	11.136228	25.92%	0
2016	7.433785	8.844238	18.97%	0
2015	9.440439	7.433785	-21.26%	0
2014*	10.000000	9.440439	-5.60%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.608237	11.225162	5.82%	0
2019	9.934312	10.608237	6.78%	0
2018	10.191052	9.934312	-2.52%	0
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	35.102792	50.338174	43.40%	0
2019	25.225441	35.102792	39.16%	0
2018	26.059315	25.225441	-3.20%	0
2017	20.940804	26.059315	24.44%	0
2016	19.539577	20.940804	7.17%	0
2015	20.272141	19.539577	-3.61%	0
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	197
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.823174	31.338566	1.67%	420
2019	24.163003	30.823174	27.56%	615
2018	27.367499	24.163003	-11.71%	590
2017	23.675669	27.367499	15.59%	591
2016	21.125028	23.675669	12.07%	433
2015	21.648929	21.125028	-2.42%	1,621
2014	19.943858	21.648929	8.55%	1,824
2013	14.932191	19.943858	33.56%	1,908
2012	13.082318	14.932191	14.14%	2,140
2011	13.343369	13.082318	-1.96%	2,630
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.843275	12.336214	13.77%	0
2019*	10.000000	10.843275	8.43%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.874053	25.899662	18.40%	789
2019	17.673368	21.874053	23.77%	826
2018	19.876965	17.673368	-11.09%	840
2017	15.911391	19.876965	24.92%	321
2016	15.555483	15.911391	2.29%	3,930
2015	14.853591	15.555483	4.73%	4,046
2014	14.910887	14.853591	-0.38%	2,509
2013	11.860324	14.910887	25.72%	878
2012	10.386610	11.860324	14.19%	1,026
2011	10.735263	10.386610	-3.25%	1,758
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.304461	33.04%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.616530	36.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.571876	15.472782	6.18%	591
2019	13.342133	14.571876	9.22%	601
2018	13.635246	13.342133	-2.15%	683
2017	13.028905	13.635246	4.65%	666
2016	12.465020	13.028905	4.52%	9,335
2015	12.737777	12.465020	-2.14%	9,637
2014	11.989920	12.737777	6.24%	2,767
2013	12.211221	11.989920	-1.81%	319
2012	11.328212	12.211221	7.79%	1,238
2011	10.885477	11.328212	4.07%	1,243
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	49.206791	51.156253	3.96%	0
2019	43.724474	49.206791	12.54%	0
2018	47.707504	43.724474	-8.35%	0
2017	44.145439	47.707504	8.07%	0
2016	40.537241	44.145439	8.90%	0
2015	41.618939	40.537241	-2.60%	0
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	31
2011	37.284043	39.309176	5.43%	31
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.784292	11.440857	-2.91%	0
2019	9.356373	11.784292	25.95%	0
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	19.028491	20.789320	9.25%	0
2019	16.403308	19.028491	16.00%	0
2018	17.813105	16.403308	-7.91%	0
2017	15.574690	17.813105	14.37%	0
2016	14.976044	15.574690	4.00%	0
2015	16.242914	14.976044	-7.80%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.553165	24.231153	12.43%	0
2019	17.646031	21.553165	22.14%	0
2018	19.302482	17.646031	-8.58%	0
2017	16.674424	19.302482	15.76%	397
2016	15.249567	16.674424	9.34%	456
2015	16.677082	15.249567	-8.56%	500
2014	17.287894	16.677082	-3.53%	545
2013	13.304255	17.287894	29.94%	585
2012	11.014999	13.304255	20.78%	0
2011	11.285203	11.014999	-2.39%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.697729	33.769293	48.78%	3,353
2019	17.306407	22.697729	31.15%	3,559
2018	21.033045	17.306407	-17.72%	12,294
2017	16.976910	21.033045	23.89%	14,109
2016	17.608352	16.976910	-3.59%	16,470
2015	17.964790	17.608352	-1.98%	20,279
2014	18.424127	17.964790	-2.49%	22,708
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.565963	21.584686	10.32%	4,104
2019	16.445997	19.565963	18.97%	4,042
2018	17.572831	16.445997	-6.41%	4,140
2017	15.406496	17.572831	14.06%	2,697
2016	14.349082	15.406496	7.37%	5,275
2015	14.425632	14.349082	-0.53%	3,613
2014	13.949176	14.425632	3.42%	3,613
2013	11.486841	13.949176	21.44%	4,346
2012	10.078216	11.486841	13.98%	5,722
2011	10.137186	10.078216	-0.58%	5,332

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.232788	13.158547	7.57%	557
2019	11.395394	12.232788	7.35%	680
2018	11.695426	11.395394	-2.57%	683
2017	11.503572	11.695426	1.67%	699
2016	11.376737	11.503572	1.11%	2,270
2015	11.576733	11.376737	-1.73%	2,438
2014	11.195652	11.576733	3.40%	8,959
2013	11.666419	11.195652	-4.04%	9,146
2012	11.284076	11.666419	3.39%	9,195
2011	10.835256	11.284076	4.14%	11,794
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.144363	30.900329	27.98%	398
2019	18.186832	24.144363	32.76%	398
2018	20.386306	18.186832	-10.79%	398
2017	15.802297	20.386306	29.01%	398
2016	16.012287	15.802297	-1.31%	80
2015	15.257817	16.012287	4.94%	80
2014	15.210958	15.257817	0.31%	422
2013	12.004302	15.210958	26.71%	538
2012	9.982671	12.004302	20.25%	2,030
2011	11.174715	9.982671	-10.67%	2,683
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.974621	38.760720	49.23%	1,240
2019	20.240195	25.974621	28.33%	1,256
2018	20.685959	20.240195	-2.15%	1,287
2017	16.432296	20.685959	25.89%	1,322
2016	15.295493	16.432296	7.43%	2,458
2015	14.590661	15.295493	4.83%	11,044
2014	13.707124	14.590661	6.45%	11,056
2013	10.736608	13.707124	27.67%	12,073
2012	9.284769	10.736608	15.64%	15,484
2011	9.889514	9.284769	-6.12%	19,151
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.714411	23.072122	11.38%	0
2019	16.734584	20.714411	23.78%	0
2018	17.370424	16.734584	-3.66%	0
2017	14.462890	17.370424	20.10%	0
2016	13.217109	14.462890	9.43%	0
2015	13.274140	13.217109	-0.43%	7,188
2014	12.225884	13.274140	8.57%	7,188
2013	9.334537	12.225884	30.97%	8,169
2012	8.095662	9.334537	15.30%	9,287
2011	8.406630	8.095662	-3.70%	9,287

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.797178	20.291929	2.50%	769
2019	18.410640	19.797178	7.53%	2,641
2018	19.141411	18.410640	-3.82%	2,732
2017	18.275010	19.141411	4.74%	2,752
2016	17.076017	18.275010	7.02%	2,178
2015	17.852042	17.076017	-4.35%	2,062
2014	17.446337	17.852042	2.33%	6,711
2013	17.913443	17.446337	-2.61%	5,338
2012	16.202156	17.913443	10.56%	5,241
2011	15.583700	16.202156	3.97%	7,103
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	30.415598	33.061501	8.70%	1,224
2019	23.880224	30.415598	27.37%	1,259
2018	24.246676	23.880224	-1.51%	16,155
2017	20.423252	24.246676	18.72%	16,209
2016	18.613485	20.423252	9.72%	17,299
2015	18.721822	18.613485	-0.58%	18,949
2014	16.948094	18.721822	10.47%	19,538
2013	13.124213	16.948094	29.14%	20,534
2012	11.666244	13.124213	12.50%	21,971
2011	11.781243	11.666244	-0.98%	22,784
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	27.070622	27.632233	2.07%	422
2019	21.587104	27.070622	25.40%	1,323
2018	23.632552	21.587104	-8.66%	1,326
2017	20.332339	23.632552	16.23%	1,032
2016	17.509211	20.332339	16.12%	1,350
2015	18.970845	17.509211	-7.70%	2,312
2014	17.642254	18.970845	7.53%	3,349
2013	13.204640	17.642254	33.61%	5,756
2012	11.316625	13.204640	16.68%	4,674
2011	11.762107	11.316625	-3.79%	8,664
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.999534	13.538927	12.83%	0
2019	10.598318	11.999534	13.22%	0
2018	11.756529	10.598318	-9.85%	0
2017	10.077390	11.756529	16.66%	0
2016*	10.000000	10.077390	0.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.577464	18.379622	10.87%	0
2019	13.576843	16.577464	22.10%	0
2018	15.444374	13.576843	-12.09%	0
2017	13.087676	15.444374	18.01%	0
2016	12.260961	13.087676	6.74%	0
2015	12.669896	12.260961	-3.23%	0
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.876760	16.072088	8.03%	1,624
2019	13.000006	14.876760	14.44%	1,624
2018	14.076568	13.000006	-7.65%	1,624
2017	12.753355	14.076568	10.38%	1,624
2016	12.201732	12.753355	4.52%	1,624
2015	12.520180	12.201732	-2.54%	1,624
2014	12.187106	12.520180	2.73%	1,624
2013	10.790994	12.187106	12.94%	1,624
2012	9.864594	10.790994	9.39%	1,624
2011	10.151038	9.864594	-2.82%	1,624
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.021452	17.590750	9.79%	0
2019	13.527410	16.021452	18.44%	0
2018	14.954874	13.527410	-9.55%	0
2017	13.109852	14.954874	14.07%	0
2016	12.400975	13.109852	5.72%	0
2015	12.759356	12.400975	-2.81%	0
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	8,361
2012	9.255266	10.359815	11.93%	8,361
2011	9.731444	9.255266	-4.89%	8,361
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.029277	13.808309	5.98%	32,057
2019	11.952312	13.029277	9.01%	32,057
2018	12.459936	11.952312	-4.07%	32,057
2017	11.892951	12.459936	4.77%	32,057
2016	11.541168	11.892951	3.05%	32,497
2015	11.803545	11.541168	-2.22%	32,546
2014	11.596375	11.803545	1.79%	35,509
2013	11.219522	11.596375	3.36%	585
2012	10.596201	11.219522	5.88%	653
2011	10.607527	10.596201	-0.11%	1,318

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.393766	12.823349	3.47%	0
2019	11.051554	12.393766	12.15%	0
2018	12.066988	11.051554	-8.41%	0
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.893495	13.634747	5.75%	0
2019	11.341513	12.893495	13.68%	0
2018	12.391690	11.341513	-8.47%	0
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.499487	16.898996	9.03%	0
2019	13.318875	15.499487	16.37%	0
2018	14.554241	13.318875	-8.49%	0
2017	12.964251	14.554241	12.26%	0
2016	12.330186	12.964251	5.14%	0
2015	12.652825	12.330186	-2.55%	0
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	7,158
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.284802	18.007137	10.58%	0
2019	13.525844	16.284802	20.40%	0
2018	15.175152	13.525844	-10.87%	0
2017	13.047898	15.175152	16.30%	0
2016	12.311451	13.047898	5.98%	0
2015	12.690284	12.311451	-2.99%	0
2014	12.321460	12.690284	2.99%	1,967
2013	10.065473	12.321460	22.41%	1,967
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.354656	15.419687	7.42%	0
2019	12.749829	14.354656	12.59%	0
2018	13.592532	12.749829	-6.20%	0
2017	12.557554	13.592532	8.24%	0
2016	12.026908	12.557554	4.41%	0
2015	12.341521	12.026908	-2.55%	1,531
2014	12.038041	12.341521	2.52%	1,525
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.409950	15.965023	3.60%	0
2019	13.907986	15.409950	10.80%	0
2018	16.748820	13.907986	-16.96%	0
2017	13.855431	16.748820	20.88%	0
2016	13.910722	13.855431	-0.40%	0
2015	14.696173	13.910722	-5.34%	0
2014	16.243345	14.696173	-9.52%	109
2013	13.731408	16.243345	18.29%	109
2012	11.659822	13.731408	17.77%	109
2011	13.516785	11.659822	-13.74%	109
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.745024	17.45%	325
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.613355	14.349418	5.41%	2,585
2019	12.686112	13.613355	7.31%	2,585
2018	12.934599	12.686112	-1.92%	2,590
2017	12.578001	12.934599	2.84%	0
2016	12.121009	12.578001	3.77%	1,082
2015	12.394872	12.121009	-2.21%	1,213
2014	11.978102	12.394872	3.48%	1,423
2013	12.397493	11.978102	-3.38%	1,545
2012	11.681023	12.397493	6.13%	1,616
2011	11.124752	11.681023	5.00%	3,154
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.088356	15.131534	7.40%	0
2019	13.050835	14.088356	7.95%	0
2018	13.446111	13.050835	-2.94%	0
2017	13.154782	13.446111	2.21%	0
2016	12.923440	13.154782	1.79%	0
2015	13.188452	12.923440	-2.01%	0
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	222
2012	12.540931	13.231603	5.51%	365
2011	12.005371	12.540931	4.46%	397

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	0
2019	10.081024	10.583779	4.99%	0
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.886990	27.773504	11.60%	1,050
2019	20.550529	24.886990	21.10%	1,114
2018	25.265917	20.550529	-18.66%	1,380
2017	18.126380	25.265917	39.39%	1,289
2016	17.083360	18.126380	6.11%	1,422
2015	20.646201	17.083360	-17.26%	2,727
2014	22.182126	20.646201	-6.92%	2,610
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	487
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.706524	25.799815	4.43%	2,088
2019	21.860372	24.706524	13.02%	2,511
2018	22.881344	21.860372	-4.46%	2,800
2017	21.758598	22.881344	5.16%	2,842
2016	19.349793	21.758598	12.45%	4,465
2015	20.170394	19.349793	-4.07%	4,485
2014	19.968287	20.170394	1.01%	4,615
2013	18.933351	19.968287	5.47%	6,894
2012	16.779774	18.933351	12.83%	7,825
2011	16.408272	16.779774	2.26%	7,917
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.836902	16.548228	4.49%	5,556
2019	15.129399	15.836902	4.68%	7,476
2018	15.368456	15.129399	-1.56%	8,262
2017	15.283294	15.368456	0.56%	11,193
2016	15.401169	15.283294	-0.77%	13,847
2015	15.652731	15.401169	-1.61%	17,037
2014	15.196750	15.652731	3.00%	16,821
2013	16.080324	15.196750	-5.49%	22,278
2012	15.841556	16.080324	1.51%	32,343
2011	14.994272	15.841556	5.65%	35,598
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.332385	10.202175	-1.26%	12,396
2019	10.306130	10.332385	0.25%	19,752
2018	10.320424	10.306130	-0.14%	19,887
2017	10.433189	10.320424	-1.08%	19,772
2016	10.590820	10.433189	-1.49%	21,338
2015	10.752100	10.590820	-1.50%	25,319
2014	10.915836	10.752100	-1.50%	25,950
2013	11.082065	10.915836	-1.50%	25,958
2012	11.251291	11.082065	-1.50%	28,219
2011	11.422145	11.251291	-1.50%	42,935

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.714380	16.708965	6.33%	408
2019	13.392822	15.714380	17.33%	908
2018	15.909986	13.392822	-15.82%	857
2017	12.672517	15.909986	25.55%	827
2016	12.754142	12.672517	-0.64%	893
2015	13.356723	12.754142	-4.51%	757
2014	13.621215	13.356723	-1.94%	696
2013	11.735773	13.621215	16.07%	76
2012	10.306277	11.735773	13.87%	1,577
2011	11.595202	10.306277	-11.12%	1,580
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.513792	12.149380	5.52%	0
2019	9.644328	11.513792	19.38%	0
2018	11.402898	9.644328	-15.42%	0
2017	9.301272	11.402898	22.60%	0
2016	9.393399	9.301272	-0.98%	0
2015	9.670779	9.393399	-2.87%	0
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.318132	28.134585	11.12%	1,740
2019	20.773644	25.318132	21.88%	1,740
2018	23.140880	20.773644	-10.23%	1,740
2017	19.836481	23.140880	16.66%	1,740
2016	18.396014	19.836481	7.83%	1,740
2015	18.864452	18.396014	-2.48%	1,740
2014	18.242287	18.864452	3.41%	5,845
2013	14.554321	18.242287	25.34%	6,345
2012	12.748966	14.554321	14.16%	7,095
2011	13.472382	12.748966	-5.37%	8,140
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.432653	19.863986	7.77%	225
2019	16.224333	18.432653	13.61%	225
2018	17.312336	16.224333	-6.28%	256
2017	15.814908	17.312336	9.47%	289
2016	15.103185	15.814908	4.71%	0
2015	15.359866	15.103185	-1.67%	0
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.454646	24.687698	9.94%	0
2019	19.006574	22.454646	18.14%	0
2018	20.632705	19.006574	-7.88%	0
2017	18.244283	20.632705	13.09%	0
2016	17.190894	18.244283	6.13%	0
2015	17.546007	17.190894	-2.02%	0
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.214546	15.992695	5.11%	515
2019	14.101908	15.214546	7.89%	515
2018	14.580797	14.101908	-3.28%	515
2017	14.006297	14.580797	4.10%	7,398
2016	13.637541	14.006297	2.70%	9,494
2015	13.808656	13.637541	-1.24%	21,203
2014	13.493980	13.808656	2.33%	24,761
2013	13.068055	13.493980	3.26%	27,834
2012	12.614655	13.068055	3.59%	31,315
2011	12.441672	12.614655	1.39%	33,739
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.390606	12.761312	2.99%	0
2019	11.132278	12.390606	11.30%	0
2018	11.976497	11.132278	-7.05%	0
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.974256	13.588342	4.73%	0
2019	11.429080	12.974256	13.52%	0
2018	12.351930	11.429080	-7.47%	0
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.980552	22.803656	8.69%	7,055
2019	18.089957	20.980552	15.98%	12,854
2018	19.473057	18.089957	-7.10%	35,600
2017	17.505811	19.473057	11.24%	44,396
2016	16.586868	17.505811	5.54%	80,623
2015	16.896017	16.586868	-1.83%	86,845
2014	16.308356	16.896017	3.60%	92,138
2013	14.196190	16.308356	14.88%	99,425
2012	13.006607	14.196190	9.15%	108,048
2011	13.209596	13.006607	-1.54%	111,113
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.817443	26.352531	10.64%	18,228
2019	19.847730	23.817443	20.00%	18,332
2018	21.839124	19.847730	-9.12%	19,581
2017	19.001536	21.839124	14.93%	19,498
2016	17.781932	19.001536	6.86%	19,936
2015	18.185452	17.781932	-2.22%	20,045
2014	17.590425	18.185452	3.38%	29,188
2013	14.592735	17.590425	20.54%	31,012
2012	13.023413	14.592735	12.05%	45,364
2011	13.508611	13.023413	-3.59%	53,747
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.257741	19.521966	6.92%	7,247
2019	16.333496	18.257741	11.78%	21,437
2018	17.226486	16.333496	-5.18%	21,450
2017	16.013086	17.226486	7.58%	24,720
2016	15.379209	16.013086	4.12%	24,643
2015	15.618186	15.379209	-1.53%	24,680
2014	15.138547	15.618186	3.17%	25,688
2013	13.909287	15.138547	8.84%	24,744
2012	13.070731	13.909287	6.42%	25,702
2011	13.001188	13.070731	0.53%	20,449
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	0
2019*	10.000000	10.459411	4.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	0
2019*	10.000000	10.759840	7.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.411088	29.999286	28.14%	2,254
2019	18.208539	23.411088	28.57%	2,254
2018	19.074324	18.208539	-4.54%	2,254
2017	14.871939	19.074324	28.26%	2,254
2016	14.774261	14.871939	0.66%	2,254
2015	14.501227	14.774261	1.88%	2,254
2014	13.330862	14.501227	8.78%	2,312
2013	10.044301	13.330862	32.72%	2,312
2012	8.764236	10.044301	14.61%	5,147
2011	9.163741	8.764236	-4.36%	8,057
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.011582	13.725311	5.49%	0
2019	11.103404	13.011582	17.19%	0
2018	11.844396	11.103404	-6.26%	0
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.972162	15.777146	5.38%	0
2019	12.460897	14.972162	20.15%	0
2018	12.986108	12.460897	-4.04%	0
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.318815	46.047974	17.11%	10,429
2019	29.006448	39.318815	35.55%	11,378
2018	29.830359	29.006448	-2.76%	12,910
2017	23.786502	29.830359	25.41%	17,007
2016	23.301349	23.786502	2.08%	18,619
2015	22.509777	23.301349	3.52%	29,720
2014	21.004229	22.509777	7.17%	34,068
2013	15.598716	21.004229	34.65%	40,738
2012	13.343510	15.598716	16.90%	47,185
2011	13.855790	13.343510	-3.70%	54,766

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.125090	30.116131	-0.03%	5,417
2019	24.090541	30.125090	25.05%	9,290
2018	26.981930	24.090541	-10.72%	9,985
2017	25.204998	26.981930	7.05%	10,231
2016	21.245472	25.204998	18.64%	11,172
2015	22.532409	21.245472	-5.71%	11,885
2014	20.222598	22.532409	11.42%	12,552
2013	15.565286	20.222598	29.92%	14,775
2012	13.782052	15.565286	12.94%	14,846
2011	13.901600	13.782052	-0.86%	19,166
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.801089	18.01%	8,844
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	59.194070	65.952994	11.42%	2,251
2019	47.827112	59.194070	23.77%	2,607
2018	54.798001	47.827112	-12.72%	3,240
2017	48.048416	54.798001	14.05%	3,610
2016	40.550597	48.048416	18.49%	4,987
2015	42.238554	40.550597	-4.00%	8,184
2014	39.189935	42.238554	7.78%	8,548
2013	29.903839	39.189935	31.05%	8,715
2012	25.844457	29.903839	15.71%	9,355
2011	26.922228	25.844457	-4.00%	8,900
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.309207	21.723007	-2.63%	4,766
2019	18.287956	22.309207	21.99%	4,703
2018	21.380800	18.287956	-14.47%	6,632
2017	19.066812	21.380800	12.14%	6,631
2016	16.460353	19.066812	15.83%	11,615
2015	17.207586	16.460353	-4.34%	15,823
2014	14.928741	17.207586	15.26%	16,593
2013	11.170595	14.928741	33.64%	18,722
2012	9.747754	11.170595	14.60%	32,250
2011	10.131081	9.747754	-3.78%	34,087

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	34.023633	47.216567	38.78%	753
2019	25.452119	34.023633	33.68%	1,093
2018	28.070812	25.452119	-9.33%	1,696
2017	22.811219	28.070812	23.06%	1,730
2016	21.381899	22.811219	6.68%	1,851
2015	21.544632	21.381899	-0.76%	2,768
2014	21.274592	21.544632	1.27%	3,103
2013	14.968726	21.274592	42.13%	3,426
2012	13.396958	14.968726	11.73%	3,934
2011	13.689306	13.396958	-2.14%	4,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	61.625482	63.828642	3.58%	1,079
2019	52.574405	61.625482	17.22%	1,278
2018	64.276889	52.574405	-18.21%	1,926
2017	59.830340	64.276889	7.43%	2,183
2016	48.231221	59.830340	24.05%	2,381
2015	52.103740	48.231221	-7.43%	4,260
2014	49.426430	52.103740	5.42%	4,703
2013	35.739678	49.426430	38.30%	6,091
2012	30.125817	35.739678	18.63%	6,412
2011	32.217265	30.125817	-6.49%	10,397
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	55.990962	67.664663	20.85%	2,077
2019	45.240265	55.990962	23.76%	2,083
2018	52.575821	45.240265	-13.95%	5,329
2017	47.030831	52.575821	11.79%	5,523
2016	38.870081	47.030831	20.99%	6,712
2015	40.118071	38.870081	-3.11%	8,053
2014	40.399731	40.118071	-0.70%	8,351
2013	29.107609	40.399731	38.79%	10,116
2012	25.585480	29.107609	13.77%	13,501
2011	27.503258	25.585480	-6.97%	14,323
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.831841	23.299733	11.85%	2,879
2019	16.513444	20.831841	26.15%	3,510
2018	17.605372	16.513444	-6.20%	3,871
2017	14.314793	17.605372	22.99%	3,960
2016	12.792166	14.314793	11.90%	4,061
2015	13.128724	12.792166	-2.56%	4,209
2014	12.503488	13.128724	5.00%	4,560
2013	8.826188	12.503488	41.66%	4,905
2012	7.662684	8.826188	15.18%	5,408
2011	8.801821	7.662684	-12.94%	14,036

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.950869	17.817086	11.70%	0
2019	12.642836	15.950869	26.17%	0
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.559346	24.073200	11.66%	0
2019	17.370111	21.559346	24.12%	0
2018	18.720179	17.370111	-7.21%	0
2017	16.021454	18.720179	16.84%	0
2016	14.771119	16.021454	8.46%	0
2015	15.044793	14.771119	-1.82%	0
2014	13.809694	15.044793	8.94%	148
2013	10.103238	13.809694	36.69%	148
2012	9.199592	10.103238	9.82%	148
2011	9.646129	9.199592	-4.63%	148
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.940566	16.719536	-6.81%	1,122
2019	13.935282	17.940566	28.74%	1,585
2018	14.726350	13.935282	-5.37%	2,854
2017	14.037902	14.726350	4.90%	2,870
2016	13.275487	14.037902	5.74%	3,981
2015	14.240589	13.275487	-6.78%	6,401
2014	11.217255	14.240589	26.95%	7,216
2013	11.051541	11.217255	1.50%	8,567
2012	9.690417	11.051541	14.05%	13,978
2011	9.237175	9.690417	4.91%	19,096
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.277018	32.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.470396	23.762759	16.08%	1,234
2019	15.883640	20.470396	28.88%	1,272
2018	16.953077	15.883640	-6.31%	1,306
2017	14.197199	16.953077	19.41%	1,346
2016	12.938332	14.197199	9.73%	906
2015	13.012667	12.938332	-0.57%	973
2014	11.683009	13.012667	11.38%	552
2013*	10.000000	11.683009	16.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.504151	10.639600	1.29%	0
2019	10.245358	10.504151	2.53%	0
2018	10.317615	10.245358	-0.70%	0
2017	10.311469	10.317615	0.06%	0
2016	10.213574	10.311469	0.96%	0
2015	10.404610	10.213574	-1.84%	0
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.431872	20.487450	17.53%	0
2019	14.162378	17.431872	23.09%	0
2018	16.219117	14.162378	-12.68%	0
2017	14.420425	16.219117	12.47%	0
2016	12.111608	14.420425	19.06%	0
2015	12.927151	12.111608	-6.31%	0
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.429884	37.133444	58.49%	3,710
2019	17.330363	23.429884	35.20%	4,341
2018	18.890001	17.330363	-8.26%	9,676
2017	15.012612	18.890001	25.83%	10,005
2016	14.315071	15.012612	4.87%	11,220
2015	14.560030	14.315071	-1.68%	11,413
2014	14.208473	14.560030	2.47%	12,098
2013	10.381617	14.208473	36.86%	18,719
2012	9.172945	10.381617	13.18%	20,760
2011	9.723625	9.172945	-5.66%	25,562
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.480182	19.926922	37.62%	0
2019	11.096425	14.480182	30.49%	0
2018	12.057120	11.096425	-7.97%	0
2017	9.826512	12.057120	22.70%	0
2016	9.577168	9.826512	2.60%	0
2015*	10.000000	9.577168	-4.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.300998	10.497327	1.91%	350
2019	10.086011	10.300998	2.13%	488
2018	10.136965	10.086011	-0.50%	503
2017	10.200002	10.136965	-0.62%	484
2016	10.230172	10.200002	-0.29%	459
2015	10.366908	10.230172	-1.32%	446
2014	10.460984	10.366908	-0.90%	469
2013	10.555181	10.460984	-0.89%	461
2012	10.244547	10.555181	3.03%	440
2011	10.370178	10.244547	-1.21%	1,687
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.839347	33.963823	17.77%	120
2019	23.258109	28.839347	24.00%	120
2018	25.048588	23.258109	-7.15%	120
2017	21.471783	25.048588	16.66%	120
2016	19.841106	21.471783	8.22%	120
2015	20.237085	19.841106	-1.96%	0
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	719
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.789804	12.531310	6.29%	0
2019	10.711421	11.789804	10.07%	0
2018	11.501952	10.711421	-6.87%	0
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	1,053
2015	10.352353	9.260137	-10.55%	1,261
2014	10.462421	10.352353	-1.05%	1,158
2013	10.610149	10.462421	-1.39%	1,114
2012*	10.000000	10.610149	6.10%	1,158
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.894141	12.486608	4.98%	0
2019	10.532067	11.894141	12.93%	0
2018	11.235502	10.532067	-6.26%	0
2017	10.389969	11.235502	8.14%	0
2016	9.316718	10.389969	11.52%	0
2015	9.687730	9.316718	-3.83%	0
2014*	10.000000	9.687730	-3.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.840188	12.906084	9.00%	1,116
2019	11.242771	11.840188	5.31%	1,116
2018	11.899658	11.242771	-5.52%	1,114
2017	10.909289	11.899658	9.08%	77
2016	10.762483	10.909289	1.36%	77
2015	11.770993	10.762483	-8.57%	77
2014	11.914392	11.770993	-1.20%	77
2013	12.945992	11.914392	-7.97%	557
2012	12.490136	12.945992	3.65%	588
2011	11.695500	12.490136	6.79%	1,417
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.368631	11.521683	1.35%	1,899
2019	11.105989	11.368631	2.36%	1,965
2018	11.249373	11.105989	-1.27%	2,037
2017	11.278968	11.249373	-0.26%	2,645
2016	11.302749	11.278968	-0.21%	5,992
2015	11.450958	11.302749	-1.29%	7,262
2014	11.538994	11.450958	-0.76%	7,808
2013	11.741977	11.538994	-1.73%	8,028
2012	11.273050	11.741977	4.16%	7,847
2011	11.330057	11.273050	-0.50%	11,273
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.992497	15.397381	10.04%	0
2019	13.100531	13.992497	6.81%	0
2018	13.602150	13.100531	-3.69%	0
2017	13.320913	13.602150	2.11%	0
2016	12.856373	13.320913	3.61%	0
2015	13.414984	12.856373	-4.16%	0
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.286431	10.349005	0.61%	2,153
2019	10.168895	10.286431	1.16%	2,153
2018	10.179339	10.168895	-0.10%	2,154
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.191462	17.326339	7.01%	0
2019	15.170536	16.191462	6.73%	0
2018	15.485792	15.170536	-2.04%	0
2017	14.983548	15.485792	3.35%	0
2016	14.813256	14.983548	1.15%	0
2015	14.973628	14.813256	-1.07%	0
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	2,114
2019	10.763793	11.476740	6.62%	2,189
2018	10.998452	10.763793	-2.13%	2,454
2017	10.652346	10.998452	3.25%	3,341
2016	10.541767	10.652346	1.05%	1,756
2015	10.666500	10.541767	-1.17%	2,428
2014	10.395694	10.666500	2.60%	2,612
2013	10.775226	10.395694	-3.52%	10,796
2012	9.990587	10.775226	7.85%	11,400
2011*	10.000000	9.990587	-0.09%	10,976
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.026073	13.278446	10.41%	0
2019	9.755416	12.026073	23.28%	0
2018	12.245426	9.755416	-20.33%	0
2017	9.820894	12.245426	24.69%	0
2016*	10.000000	9.820894	-1.79%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.485669	34.86%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.885130	28.85%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.468512	17.642477	21.94%	0
2019	12.286680	14.468512	17.76%	0
2018	13.715498	12.286680	-10.42%	0
2017	13.237419	13.715498	3.61%	0
2016	11.225638	13.237419	17.92%	0
2015	13.018492	11.225638	-13.77%	0
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.537075	55.435819	27.33%	61
2019	34.362182	43.537075	26.70%	81
2018	34.591908	34.362182	-0.66%	74
2017	27.584634	34.591908	25.40%	306
2016	31.364509	27.584634	-12.05%	623
2015	28.311582	31.364509	10.78%	2,347
2014	21.903420	28.311582	29.26%	2,855
2013	14.774016	21.903420	48.26%	2,909
2012	11.450026	14.774016	29.03%	3,263
2011	10.530386	11.450026	8.73%	44
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	66.759921	77.101369	15.49%	78
2019	51.897841	66.759921	28.64%	80
2018	68.867529	51.897841	-24.64%	85
2017	46.289126	68.867529	48.78%	89
2016	46.943906	46.289126	-1.39%	92
2015	55.412702	46.943906	-15.28%	519
2014	56.491064	55.412702	-1.91%	559
2013	51.197222	56.491064	10.34%	633
2012	40.042554	51.197222	27.86%	1,110
2011	54.740934	40.042554	-26.85%	296
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.739398	6.717698	17.05%	848
2019	5.223679	5.739398	9.87%	1,431
2018	7.409768	5.223679	-29.50%	1,127
2017	7.673558	7.409768	-3.44%	1,062
2016	5.431921	7.673558	41.27%	627
2015	8.308666	5.431921	-34.62%	615
2014	10.458766	8.308666	-20.56%	369
2013	9.626904	10.458766	8.64%	1,326
2012*	10.000000	9.626904	-3.73%	1,364
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.694480	31.319410	17.33%	1,884
2019	24.225668	26.694480	10.19%	1,884
2018	34.294533	24.225668	-29.36%	1,968
2017	35.416707	34.294533	-3.17%	1,979
2016	25.018762	35.416707	41.56%	1,990
2015	38.165631	25.018762	-34.45%	2,099
2014	47.897657	38.165631	-20.32%	2,119
2013	43.992884	47.897657	8.88%	2,137
2012	43.201636	43.992884	1.83%	2,222
2011	52.494310	43.201636	-17.70%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	0
2019*	10.000000	10.779884	7.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.990290	55.936003	55.42%	0
2019	29.270680	35.990290	22.96%	0
2018	29.334995	29.270680	-0.22%	0
2017	23.661844	29.334995	23.98%	0
2016	22.294117	23.661844	6.13%	0
2015	23.305437	22.294117	-4.34%	454
2014	24.113171	23.305437	-3.35%	487
2013	16.295076	24.113171	47.98%	514
2012	15.336646	16.295076	6.25%	766
2011	16.319922	15.336646	-6.03%	6,709

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.199877	13.626926	3.24%	0
2019	11.634504	13.199877	13.45%	0
2018	12.755951	11.634504	-8.79%	0
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.791147	8.846234	0.63%	0
2019	7.645843	8.791147	14.98%	0
2018*	10.000000	7.645843	-23.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.357573	33.843229	1.46%	94
2019	28.258626	33.357573	18.04%	99
2018	33.889737	28.258626	-16.62%	102
2017	30.502215	33.889737	11.11%	106
2016	24.826064	30.502215	22.86%	106
2015	26.739524	24.826064	-7.16%	106
2014	24.930243	26.739524	7.26%	106
2013	18.398317	24.930243	35.50%	1,356
2012	15.775111	18.398317	16.63%	106
2011	17.534886	15.775111	-10.04%	7,662
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.743159	14.822910	7.86%	0
2019	12.818372	13.743159	7.21%	0
2018	13.398989	12.818372	-4.33%	286
2017	13.127361	13.398989	2.07%	1,346
2016	12.773056	13.127361	2.77%	2,210
2015	13.302495	12.773056	-3.98%	3,688
2014	13.080316	13.302495	1.70%	14,407
2013	14.517248	13.080316	-9.90%	18,369
2012	13.732125	14.517248	5.72%	13,177
2011	12.481724	13.732125	10.02%	18,919
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.829894	32.835484	10.08%	11,881
2019	24.445048	29.829894	22.03%	12,670
2018	26.663239	24.445048	-8.32%	13,875
2017	22.477025	26.663239	18.62%	19,535
2016	20.117327	22.477025	11.73%	23,187
2015	21.651009	20.117327	-7.08%	27,216
2014	19.547713	21.651009	10.76%	36,666
2013	14.618692	19.547713	33.72%	23,404
2012	12.941263	14.618692	12.96%	37,394
2011	12.747859	12.941263	1.52%	31,494

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.396092	27.755262	23.93%	0
2019	17.714165	22.396092	26.43%	0
2018	21.225483	17.714165	-16.54%	0
2017	16.431000	21.225483	29.18%	0
2016	17.660025	16.431000	-6.96%	0
2015	17.803094	17.660025	-0.80%	0
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.492876	27.394343	-0.36%	8,065
2019	21.622615	27.492876	27.15%	8,807
2018	25.199630	21.622615	-14.19%	8,742
2017	22.915417	25.199630	9.97%	10,290
2016	18.945209	22.915417	20.96%	10,443
2015	19.523214	18.945209	-2.96%	9,825
2014	17.033183	19.523214	14.62%	9,585
2013	13.296843	17.033183	28.10%	14,730
2012	11.610846	13.296843	14.52%	5,148
2011	11.875646	11.610846	-2.23%	10,770
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	40.748675	40.509000	-0.59%	0
2019	32.581879	40.748675	25.07%	0
2018	36.431542	32.581879	-10.57%	0
2017	34.026941	36.431542	7.07%	0
2016	28.686171	34.026941	18.62%	0
2015	30.315369	28.686171	-5.37%	0
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	21.376964	27.867966	30.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.652128	12.275938	5.35%	0
2019	10.304133	11.652128	13.08%	0
2018	10.778600	10.304133	-4.40%	0
2017	10.224115	10.778600	5.42%	2,210
2016	9.204695	10.224115	11.08%	1,104
2015*	10.000000	9.204695	-7.95%	1,131

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.526281	11.248463	6.86%	0
2019	9.795954	10.526281	7.46%	0
2018	10.023341	9.795954	-2.27%	0
2017	9.864440	10.023341	1.61%	0
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.614644	14.901812	1.96%	0
2019	11.646483	14.614644	25.49%	0
2018	12.778583	11.646483	-8.86%	0
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.782839	21.132796	18.84%	7,596
2019	15.339257	17.782839	15.93%	5,547
2018	16.859917	15.339257	-9.02%	6,936
2017	15.060111	16.859917	11.95%	7,838
2016	14.735844	15.060111	2.20%	8,392
2015	15.119219	14.735844	-2.54%	16,755
2014	15.066151	15.119219	0.35%	21,269
2013	13.375164	15.066151	12.64%	18,474
2012	12.354851	13.375164	8.26%	22,261
2011	13.023023	12.354851	-5.13%	27,677
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.126548	13.936990	6.17%	1,210
2019	11.124437	13.126548	18.00%	1,303
2018	13.402971	11.124437	-17.00%	1,497
2017	11.833554	13.402971	13.26%	5,381
2016	10.433286	11.833554	13.42%	8,133
2015	10.871107	10.433286	-4.03%	9,523
2014*	10.000000	10.871107	8.71%	1,230
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	34.250886	37.306934	8.92%	1,068
2019	28.466827	34.250886	20.32%	1,081
2018	31.769055	28.466827	-10.39%	1,091
2017	28.707158	31.769055	10.67%	2,540
2016	23.191359	28.707158	23.78%	2,764
2015	24.118350	23.191359	-3.84%	3,682
2014	23.304532	24.118350	3.49%	3,982
2013	16.822141	23.304532	38.53%	6,019
2012	14.763549	16.822141	13.94%	7,441
2011	14.911599	14.763549	-0.99%	7,693

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.438711	38.848811	16.18%	16,973
2019	25.891205	33.438711	29.15%	18,898
2018	27.579575	25.891205	-6.12%	20,175
2017	23.048031	27.579575	19.66%	31,073
2016	20.956496	23.048031	9.98%	37,716
2015	21.053358	20.956496	-0.46%	38,587
2014	18.853784	21.053358	11.67%	35,179
2013	14.504898	18.853784	29.98%	46,707
2012	12.730304	14.504898	13.94%	45,884
2011	12.692005	12.730304	0.30%	62,353
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	26.238121	32.068301	22.22%	812
2019	19.835829	26.238121	32.28%	821
2018	21.077743	19.835829	-5.89%	5,356
2017	18.562310	21.077743	13.55%	5,733
2016	17.081774	18.562310	8.67%	5,800
2015	17.923319	17.081774	-4.70%	6,794
2014	16.046763	17.923319	11.69%	16,580
2013	12.132491	16.046763	32.26%	5,938
2012	11.006002	12.132491	10.24%	6,298
2011	11.079069	11.006002	-0.66%	6,558
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.947439	40.120940	21.77%	1,988
2019	24.589854	32.947439	33.99%	2,119
2018	26.816776	24.589854	-8.30%	3,059
2017	21.390966	26.816776	25.36%	3,132
2016	20.135317	21.390966	6.24%	10,555
2015	20.969981	20.135317	-3.98%	11,124
2014	19.705623	20.969981	6.42%	12,749
2013	16.527811	19.705623	19.23%	18,622
2012	15.202910	16.527811	8.71%	27,788
2011	14.165149	15.202910	7.33%	20,525
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	21.172744	24.991176	18.03%	0
2019	17.660005	21.172744	19.89%	0
2018	22.168994	17.660005	-20.34%	0
2017	18.059788	22.168994	22.75%	0
2016	15.668510	18.059788	15.26%	0
2015	16.286026	15.668510	-3.79%	0
2014	16.282860	16.286026	0.02%	0
2013	11.133755	16.282860	46.25%	1,164
2012	9.380481	11.133755	18.69%	1,164
2011	11.059186	9.380481	-15.18%	1,735

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.047441	11.562135	4.66%	0
2019	9.630215	11.047441	14.72%	0
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.073984	16.443423	-3.69%	0
2019	13.578809	17.073984	25.74%	0
2018	16.607913	13.578809	-18.24%	0
2017	15.093906	16.607913	10.03%	1,638
2016	11.695287	15.093906	29.06%	15,108
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	1,669
2013*	10.000000	12.213897	22.14%	974
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.924628	10.970313	0.42%	0
2019	10.363048	10.924628	5.42%	0
2018	10.536160	10.363048	-1.64%	0
2017	10.345445	10.536160	1.84%	1,094
2016	9.645046	10.345445	7.26%	1,094
2015	9.895079	9.645046	-2.53%	0
2014*	10.000000	9.895079	-1.05%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.778741	19.988740	6.44%	19,103
2019	17.428502	18.778741	7.75%	19,299
2018	17.810018	17.428502	-2.14%	20,341
2017	17.387949	17.810018	2.43%	21,233
2016	17.010429	17.387949	2.22%	23,562
2015	17.320426	17.010429	-1.79%	31,378
2014	16.950169	17.320426	2.18%	49,691
2013	17.040665	16.950169	-0.53%	47,250
2012	15.775874	17.040665	8.02%	57,886
2011	15.667536	15.775874	0.69%	66,024
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.469167	13.489496	28.85%	0
2019	8.231051	10.469167	27.19%	0
2018*	10.000000	8.231051	-17.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.963274	18.770006	10.65%	0
2019	14.853839	16.963274	14.20%	0
2018	15.734842	14.853839	-5.60%	0
2017	14.144333	15.734842	11.24%	0
2016	13.646213	14.144333	3.65%	0
2015	13.904418	13.646213	-1.86%	0
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	193
2012	11.026798	12.123993	9.95%	423
2011	11.231942	11.026798	-1.83%	547
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.692981	20.016919	13.13%	1,579
2019	14.975149	17.692981	18.15%	1,669
2018	16.179324	14.975149	-7.44%	8,295
2017	14.109360	16.179324	14.67%	8,420
2016	13.514267	14.109360	4.40%	8,637
2015	13.777530	13.514267	-1.91%	8,708
2014	13.370797	13.777530	3.04%	7,587
2013	11.712547	13.370797	14.16%	7,587
2012	10.511160	11.712547	11.43%	7,587
2011	10.797738	10.511160	-2.65%	7,150
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.986507	21.824535	14.95%	1,182
2019	15.505963	18.986507	22.45%	1,232
2018	17.099729	15.505963	-9.32%	1,316
2017	14.375494	17.099729	18.95%	4,581
2016	13.707448	14.375494	4.87%	0
2015	13.970192	13.707448	-1.88%	0
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.689717	16.459773	20.23%	0
2019	11.203484	13.689717	22.19%	0
2018	11.909798	11.203484	-5.93%	0
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	47.212077	60.624945	28.41%	0
2019	36.481978	47.212077	29.41%	0
2018	39.630595	36.481978	-7.94%	0
2017	33.058227	39.630595	19.88%	0
2016	31.115421	33.058227	6.24%	0
2015	31.429995	31.115421	-1.00%	0
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.954177	46.099099	28.22%	0
2019	27.819594	35.954177	29.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.152396	5.386806	-33.92%	8,475
2019	7.539993	8.152396	8.12%	2,690
2018	10.181045	7.539993	-25.94%	3,406
2017	10.636059	10.181045	-4.28%	4,205
2016	8.091795	10.636059	31.44%	23,397
2015	10.371444	8.091795	-21.98%	10,533
2014	12.076585	10.371444	-14.12%	9,744
2013	9.880869	12.076585	22.22%	6,634
2012	9.583106	9.880869	3.11%	6,292
2011	10.267563	9.583106	-6.67%	24,059
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	30.175664	31.652500	4.89%	16,066
2019	24.072842	30.175664	25.35%	17,050
2018	26.696668	24.072842	-9.83%	18,188
2017	24.037816	26.696668	11.06%	24,787
2016	20.707893	24.037816	16.08%	32,826
2015	21.930605	20.707893	-5.58%	35,873
2014	20.503045	21.930605	6.96%	43,063
2013	16.268555	20.503045	26.03%	49,209
2012	14.101524	16.268555	15.37%	67,119
2011	14.201119	14.101524	-0.70%	77,252
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.731978	15.605029	5.93%	0
2019	11.539053	14.731978	27.67%	0
2018	12.908378	11.539053	-10.61%	594
2017	11.243311	12.908378	14.81%	594
2016*	10.000000	11.243311	12.43%	594

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	34.283822	56.872270	65.89%	0
2019	24.750523	34.283822	38.52%	0
2018	22.379468	24.750523	10.59%	0
2017	16.912617	22.379468	32.32%	0
2016	17.135839	16.912617	-1.30%	0
2015	16.501135	17.135839	3.85%	0
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	36.280719	51.345588	41.52%	8,334
2019	27.463519	36.280719	32.11%	9,805
2018	27.975426	27.463519	-1.83%	14,731
2017	21.047303	27.975426	32.92%	17,354
2016	21.226285	21.047303	-0.84%	14,469
2015	20.140058	21.226285	5.39%	21,740
2014	18.398648	20.140058	9.46%	36,554
2013	13.720761	18.398648	34.09%	30,350
2012	12.167452	13.720761	12.77%	34,227
2011	12.341186	12.167452	-1.41%	98,404
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	19.127149	19.329463	1.06%	2,369
2019	16.905882	19.127149	13.14%	2,447
2018	17.814962	16.905882	-5.10%	4,052
2017	16.899667	17.814962	5.42%	4,964
2016	15.007976	16.899667	12.60%	5,839
2015	15.839173	15.007976	-5.25%	6,281
2014	15.917511	15.839173	-0.49%	9,356
2013	15.271100	15.917511	4.23%	9,863
2012	13.583756	15.271100	12.42%	11,908
2011	13.275911	13.583756	2.32%	19,442
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.213102	16.363510	7.56%	5,901
2019	14.101526	15.213102	7.88%	10,449
2018	14.415906	14.101526	-2.18%	18,826
2017	14.057688	14.415906	2.55%	24,301
2016	13.646815	14.057688	3.01%	30,271
2015	13.960203	13.646815	-2.24%	34,963
2014	13.408465	13.960203	4.11%	16,842
2013	13.881887	13.408465	-3.41%	18,534
2012	13.331876	13.881887	4.13%	22,537
2011	12.630703	13.331876	5.55%	32,339

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.004873	24.409665	16.21%	2,221
2019	17.297021	21.004873	21.44%	2,241
2018	20.584455	17.297021	-15.97%	2,279
2017	17.321375	20.584455	18.84%	2,398
2016	15.692544	17.321375	10.38%	2,675
2015	16.182331	15.692544	-3.03%	2,910
2014	15.478060	16.182331	4.55%	4,238
2013	11.554708	15.478060	33.95%	3,442
2012	10.228324	11.554708	12.97%	6,785
2011	11.636116	10.228324	-12.10%	17,039
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.517590	25.603430	13.70%	4,064
2019	17.914453	22.517590	25.70%	4,416
2018	21.380673	17.914453	-16.21%	7,516
2017	16.691507	21.380673	28.09%	8,002
2016	17.868744	16.691507	-6.59%	7,989
2015	17.537943	17.868744	1.89%	9,719
2014	19.397083	17.537943	-9.58%	1,189
2013	15.111822	19.397083	28.36%	1,318
2012	12.734439	15.111822	18.67%	1,521
2011	15.626882	12.734439	-18.51%	2,027
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.350466	10.415657	-8.24%	0
2019	9.377166	11.350466	21.04%	0
2018	10.182967	9.377166	-7.91%	0
2017*	10.000000	10.182967	1.83%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.384843	30.230416	6.50%	105
2019	21.469478	28.384843	32.21%	111
2018	26.381734	21.469478	-18.62%	116
2017	22.477757	26.381734	17.37%	121
2016	20.854005	22.477757	7.79%	126
2015	21.849833	20.854005	-4.56%	126
2014	20.801711	21.849833	5.04%	1,415
2013	16.197658	20.801711	28.42%	4,869
2012	12.944989	16.197658	25.13%	83
2011	14.424782	12.944989	-10.26%	83

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.822297	16.306210	10.01%	0
2019	12.561105	14.822297	18.00%	0
2018	14.122672	12.561105	-11.06%	0
2017	12.809929	14.122672	10.25%	0
2016	11.495830	12.809929	11.43%	224
2015	12.450425	11.495830	-7.67%	224
2014	12.296248	12.450425	1.25%	224
2013	10.091057	12.296248	21.85%	232
2012	8.887578	10.091057	13.54%	798
2011	9.168592	8.887578	-3.06%	840
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.929814	17.774350	-0.87%	364
2019	15.692106	17.929814	14.26%	384
2018	16.657502	15.692106	-5.80%	401
2017	15.426755	16.657502	7.98%	795
2016	13.741864	15.426755	12.26%	829
2015	15.017640	13.741864	-8.50%	1,624
2014	14.581037	15.017640	2.99%	6,125
2013	12.998413	14.581037	12.18%	6,053
2012	11.720588	12.998413	10.90%	6,389
2011	11.627489	11.720588	0.80%	15,642
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.545803	21.276925	3.56%	467
2019	16.517268	20.545803	24.39%	627
2018	19.258741	16.517268	-14.23%	638
2017	17.678048	19.258741	8.94%	1,642
2016	13.792042	17.678048	28.18%	1,706
2015	15.126629	13.792042	-8.82%	692
2014	15.277579	15.126629	-0.99%	1,861
2013	11.390327	15.277579	34.13%	3,196
2012	9.773009	11.390327	16.55%	5,405
2011	10.314430	9.773009	-5.25%	21,671
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.205552	14.081244	15.37%	621
2019	9.785330	12.205552	24.73%	648
2018	11.804949	9.785330	-17.11%	691
2017	8.539463	11.804949	38.24%	1,987
2016	7.385369	8.539463	15.63%	2,222
2015	9.330878	7.385369	-20.85%	3,010
2014*	10.000000	9.330878	-6.69%	4,336

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.312720	16.888238	-2.45%	0
2019	15.584637	17.312720	11.09%	0
2018	18.684390	15.584637	-16.59%	0
2017	16.217439	18.684390	15.21%	0
2016	15.324299	16.217439	5.83%	0
2015	16.613663	15.324299	-7.76%	0
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.895698	8.656391	-2.69%	14
2019	8.029706	8.895698	10.78%	39
2018	9.646493	8.029706	-16.76%	85
2017	8.396313	9.646493	14.89%	131
2016	7.957191	8.396313	5.52%	182
2015	8.643706	7.957191	-7.94%	227
2014*	10.000000	8.643706	-13.56%	589
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.637675	8.987175	-6.75%	0
2019	9.596244	9.637675	0.43%	0
2018	9.562868	9.596244	0.35%	55
2017	9.529495	9.562868	0.35%	293
2016	9.402808	9.529495	1.35%	553
2015	9.980506	9.402808	-5.79%	23,139
2014*	10.000000	9.980506	-0.19%	10,650
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.854320	13.175648	2.50%	0
2019	11.664364	12.854320	10.20%	0
2018	12.386080	11.664364	-5.83%	0
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.059830	10.569394	5.07%	0
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.874056	10.439218	5.72%	0
2019	9.550717	9.874056	3.39%	0
2018	10.220581	9.550717	-6.55%	0
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	1,950
2015	10.192204	10.219744	0.27%	1,082
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.204043	15.963738	5.00%	0
2019	12.720974	15.204043	19.52%	0
2018	14.071954	12.720974	-9.60%	0
2017	12.422328	14.071954	13.28%	0
2016	11.431261	12.422328	8.67%	0
2015	11.689112	11.431261	-2.21%	0
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	22.059026	28.689621	30.06%	0
2019	16.884542	22.059026	30.65%	0
2018	18.463241	16.884542	-8.55%	0
2017	15.042250	18.463241	22.74%	0
2016	14.061669	15.042250	6.97%	0
2015	14.294411	14.061669	-1.63%	0
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.752501	20.785657	10.84%	0
2019	15.858621	18.752501	18.25%	0
2018	17.088532	15.858621	-7.20%	0
2017	15.173688	17.088532	12.62%	0
2016	14.268334	15.173688	6.35%	0
2015	14.477463	14.268334	-1.44%	0
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.442370	21.505988	0.30%	0
2019	17.601478	21.442370	21.82%	0
2018	20.005804	17.601478	-12.02%	0
2017	17.704060	20.005804	13.00%	0
2016	14.653488	17.704060	20.82%	0
2015	15.618383	14.653488	-6.18%	0
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.951864	20.554283	3.02%	0
2019	18.141580	19.951864	9.98%	0
2018	19.221049	18.141580	-5.62%	0
2017	18.377247	19.221049	4.59%	0
2016	15.883242	18.377247	15.70%	0
2015	16.797224	15.883242	-5.44%	0
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.880476	22.307208	-2.51%	0
2019	18.959939	22.880476	20.68%	0
2018	22.053241	18.959939	-14.03%	0
2017	21.600630	22.053241	2.10%	0
2016	17.329115	21.600630	24.65%	0
2015	18.849488	17.329115	-8.07%	0
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.380604	24.008285	2.68%	0
2019	18.743912	23.380604	24.74%	0
2018	21.879555	18.743912	-14.33%	0
2017	19.543845	21.879555	11.95%	0
2016	15.660738	19.543845	24.80%	0
2015	17.066834	15.660738	-8.24%	0
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.488846	27.888444	29.78%	0
2019	17.367129	21.488846	23.73%	0
2018	19.669074	17.367129	-11.70%	0
2017	16.324317	19.669074	20.49%	0
2016	14.614233	16.324317	11.70%	0
2015	15.038996	14.614233	-2.82%	0
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.421570	33.149170	35.74%	0
2019	18.522773	24.421570	31.85%	0
2018	19.525696	18.522773	-5.14%	0
2017	15.242972	19.525696	28.10%	0
2016	14.240397	15.242972	7.04%	0
2015	13.711762	14.240397	3.86%	0
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.686849	33.196932	40.15%	0
2019	17.593163	23.686849	34.64%	0
2018	18.543842	17.593163	-5.13%	0
2017	14.790810	18.543842	25.37%	0
2016	14.689899	14.790810	0.69%	0
2015	14.209726	14.689899	3.38%	0
2014	13.310112	14.209726	6.76%	0
2013	9.647398	13.310112	37.97%	0
2012*	10.000000	9.647398	-3.53%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	28.020404	39.171770	39.80%	0
2019	20.862152	28.020404	34.31%	0
2018	22.050332	20.862152	-5.39%	141
2017	17.631187	22.050332	25.06%	0
2016	17.553954	17.631187	0.44%	0
2015	17.021772	17.553954	3.13%	0
2014	15.984086	17.021772	6.49%	609
2013	11.613834	15.984086	37.63%	463
2012	10.403343	11.613834	11.64%	844

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.473667	50.391564	34.47%	0
2019	27.947651	37.473667	34.09%	0
2018	30.115580	27.947651	-7.20%	0
2017	24.116864	30.115580	24.87%	0
2016	25.047165	24.116864	-3.71%	0
2015	24.570856	25.047165	1.94%	0
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	24.495633	27.456159	12.09%	79
2019	19.293120	24.495633	26.97%	79
2018	21.630993	19.293120	-10.81%	79
2017	19.412900	21.630993	11.43%	79
2016	17.882262	19.412900	8.56%	79
2015	19.276080	17.882262	-7.23%	79
2014	18.104724	19.276080	6.47%	79
2013	14.228071	18.104724	27.25%	2,273
2012	12.690841	14.228071	12.11%	2,273
2011	12.898388	12.690841	-1.61%	8,256
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	38.074328	52.736318	38.51%	2,181
2019	27.750304	38.074328	37.20%	2,505
2018	30.015541	27.750304	-7.55%	3,070
2017	23.671258	30.015541	26.80%	2,390
2016	23.494484	23.671258	0.75%	3,081
2015	22.385566	23.494484	4.95%	3,113
2014	21.494735	22.385566	4.14%	3,928
2013	16.055511	21.494735	33.88%	4,316
2012	14.005396	16.055511	14.64%	4,589
2011	14.071260	14.005396	-0.47%	6,026
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.637551	46.38%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.806968	18.193215	8.25%	94
2019	14.183087	16.806968	18.50%	94
2018	15.920888	14.183087	-10.92%	94
2017	14.564203	15.920888	9.32%	94
2016	12.849388	14.564203	13.35%	94
2015	13.358111	12.849388	-3.81%	94
2014	12.444148	13.358111	7.34%	94
2013	10.097210	12.444148	23.24%	94
2012	9.110762	10.097210	10.83%	94
2011*	10.000000	9.110762	-8.89%	854

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.918633	33.825911	25.66%	12,094
2019	20.747330	26.918633	29.75%	12,583
2018	24.275482	20.747330	-14.53%	16,113
2017	18.041478	24.275482	34.55%	19,127
2016	18.309745	18.041478	-1.47%	25,224
2015	17.892342	18.309745	2.33%	28,529
2014	17.766790	17.892342	0.71%	38,735
2013	14.175490	17.766790	25.33%	25,189
2012	11.874128	14.175490	19.38%	31,449
2011	13.151006	11.874128	-9.71%	35,269
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.537509	13.412355	-13.68%	0
2019	12.831005	15.537509	21.09%	0
2018	13.888547	12.831005	-7.61%	0
2017	12.478274	13.888547	11.30%	0
2016	12.420811	12.478274	0.46%	0
2015	12.805940	12.420811	-3.01%	0
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.954525	11.151479	1.80%	0
2019	10.042072	10.954525	9.09%	0
2018	10.670299	10.042072	-5.89%	0
2017	10.198139	10.670299	4.63%	0
2016	9.723052	10.198139	4.89%	0
2015	10.104569	9.723052	-3.78%	0
2014	9.980348	10.104569	1.24%	803
2013	10.150915	9.980348	-1.68%	1,110
2012*	10.000000	10.150915	1.51%	871
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.924383	31.466781	12.69%	0
2019	21.406091	27.924383	30.45%	0
2018	21.550076	21.406091	-0.67%	0
2017	18.897525	21.550076	14.04%	0
2016	21.678924	18.897525	-12.83%	0
2015	21.345109	21.678924	1.56%	0
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.636118	29.893262	12.23%	0
2019	21.042902	26.636118	26.58%	0
2018	25.141369	21.042902	-16.30%	0
2017	20.760539	25.141369	21.10%	0
2016	21.182160	20.760539	-1.99%	0
2015	22.031981	21.182160	-3.86%	0
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	32.543618	36.506242	12.18%	5,759
2019	25.026971	32.543618	30.03%	7,806
2018	27.599875	25.026971	-9.32%	11,603
2017	23.978432	27.599875	15.10%	15,202
2016	21.820002	23.978432	9.89%	18,171
2015	21.449622	21.820002	1.73%	20,155
2014	19.680818	21.449622	8.99%	22,988
2013	15.170370	19.680818	29.73%	24,112
2012	13.185198	15.170370	15.06%	28,242
2011	13.394285	13.185198	-1.56%	30,816
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.371365	17.558526	7.25%	0
2019	13.299307	16.371365	23.10%	0
2018	15.282648	13.299307	-12.98%	0
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.208717	26.221821	18.07%	371
2019	17.836796	22.208717	24.51%	405
2018	20.205215	17.836796	-11.72%	238
2017	17.977441	20.205215	12.39%	248
2016	15.467335	17.977441	16.23%	419
2015	16.695792	15.467335	-7.36%	6,668
2014	15.150638	16.695792	10.20%	8,190
2013	10.912968	15.150638	38.83%	20,173
2012	9.395222	10.912968	16.15%	7,852
2011	9.758750	9.395222	-3.73%	24,533

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.889665	12.976770	19.17%	0
2019	8.644728	10.889665	25.97%	0
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	0
2016	9.154683	8.768423	-4.22%	0
2015	9.018701	9.154683	1.51%	0
2014*	10.000000	9.018701	-9.81%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.337886	35.133797	12.11%	392
2019	26.138714	31.337886	19.89%	487
2018	28.079874	26.138714	-6.91%	920
2017	24.114262	28.079874	16.45%	1,194
2016	25.138489	24.114262	-4.07%	1,420
2015	27.859664	25.138489	-9.77%	8,458
2014	29.871123	27.859664	-6.73%	10,448
2013	24.247409	29.871123	23.19%	11,104
2012	20.666910	24.247409	17.32%	11,868
2011	22.621790	20.666910	-8.64%	17,017
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.845107	30.109761	4.38%	0
2019	26.349940	28.845107	9.47%	0
2018	27.345419	26.349940	-3.64%	0
2017	26.035905	27.345419	5.03%	800
2016	22.760450	26.035905	14.39%	3,208
2015	24.727334	22.760450	-7.95%	909
2014	24.647173	24.727334	0.33%	13,414
2013	22.656384	24.647173	8.79%	9,598
2012	19.397924	22.656384	16.80%	8,571
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.881684	55.570198	46.69%	134
2019	27.894563	37.881684	35.80%	233
2018	28.352777	27.894563	-1.62%	267
2017	22.694004	28.352777	24.94%	0
2016	21.721890	22.694004	4.48%	0
2015	23.417464	21.721890	-7.24%	1,977
2014	22.050877	23.417464	6.20%	1,977
2013	17.237411	22.050877	27.92%	3,236
2012	15.418643	17.237411	11.80%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.459471	11.352985	8.54%	0
2019	9.722146	10.459471	7.58%	0
2018	10.004767	9.722146	-2.82%	0
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.609508	37.792179	36.88%	11,373
2019	20.492289	27.609508	34.73%	11,877
2018	20.465006	20.492289	0.13%	14,489
2017	15.989866	20.465006	27.99%	27,037
2016	15.931450	15.989866	0.37%	31,043
2015	14.456544	15.931450	10.20%	47,276
2014	13.537792	14.456544	6.79%	36,564
2013	10.505981	13.537792	28.86%	40,473
2012	8.616078	10.505981	21.93%	53,180
2011	9.404273	8.616078	-8.38%	50,647
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	17.111219	25.392174	48.39%	12,443
2019	12.001518	17.111219	42.58%	4,879
2018	12.081721	12.001518	-0.66%	4,535
2017	8.467976	12.081721	42.68%	7,498
2016	7.554507	8.467976	12.09%	8,097
2015	7.332799	7.554507	3.02%	7,458
2014	6.811529	7.332799	7.65%	5,291
2013	5.110192	6.811529	33.29%	5,747
2012	4.356575	5.110192	17.30%	7,073
2011	4.844460	4.356575	-10.07%	2,012
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.411584	15.319252	14.22%	3,082
2019	10.751377	13.411584	24.74%	3,413
2018	12.869701	10.751377	-16.46%	3,423
2017	9.993286	12.869701	28.78%	11,907
2016	10.879987	9.993286	-8.15%	12,234
2015	12.118301	10.879987	-10.22%	13,893
2014	14.003825	12.118301	-13.46%	15,064
2013	12.446691	14.003825	12.51%	18,496
2012	11.170745	12.446691	11.42%	21,918
2011	16.769353	11.170745	-33.39%	9,005
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.649700	32.262490	-1.19%	120
2019	26.162335	32.649700	24.80%	120
2018	30.144662	26.162335	-13.21%	120
2017	26.913331	30.144662	12.01%	120
2016	23.833473	26.913331	12.92%	120
2015	24.869075	23.833473	-4.16%	975
2014	21.945273	24.869075	13.32%	7,468
2013	16.848384	21.945273	30.25%	9,148
2012	14.217234	16.848384	18.51%	11,688
2011	14.135167	14.217234	0.58%	120

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.365260	10.074450	-2.81%	0
2019	8.911698	10.365260	16.31%	0
2018	11.115558	8.911698	-19.83%	0
2017	8.832286	11.115558	25.85%	605
2016	7.427490	8.832286	18.91%	21,118
2015	9.437246	7.427490	-21.30%	0
2014*	10.000000	9.437246	-5.63%	6,080
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.588522	11.198627	5.76%	0
2019	9.920884	10.588522	6.73%	0
2018	10.182463	9.920884	-2.57%	0
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.789217	49.863219	43.33%	791
2019	25.012795	34.789217	39.09%	933
2018	25.852848	25.012795	-3.25%	880
2017	20.785397	25.852848	24.38%	92
2016	19.404398	20.785397	7.12%	0
2015	20.142117	19.404398	-3.66%	0
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	6,089
2012	13.365754	15.907879	19.02%	461
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.547800	31.042803	1.62%	301
2019	23.959301	30.547800	27.50%	480
2018	27.150659	23.959301	-11.75%	685
2017	23.499970	27.150659	15.53%	1,158
2016	20.978883	23.499970	12.02%	1,292
2015	21.510083	20.978883	-2.47%	2,278
2014	19.826011	21.510083	8.49%	3,912
2013	14.851483	19.826011	33.50%	4,324
2012	13.018232	14.851483	14.08%	9,807
2011	13.284731	13.018232	-2.01%	6,624
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.839586	12.325775	13.71%	0
2019*	10.000000	10.839586	8.40%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.767033	25.759859	18.34%	815
2019	17.595817	21.767033	23.71%	1,001
2018	19.799865	17.595817	-11.13%	994
2017	15.857691	19.799865	24.86%	3,611
2016	15.510831	15.857691	2.24%	5,091
2015	14.818475	15.510831	4.67%	6,766
2014	14.883196	14.818475	-0.43%	22,863
2013	11.844304	14.883196	25.66%	10,793
2012	10.377863	11.844304	14.13%	8,520
2011	10.731658	10.377863	-3.30%	9,183
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.299970	33.00%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.611926	36.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.471102	15.357969	6.13%	4,279
2019	13.256586	14.471102	9.16%	5,010
2018	13.554732	13.256586	-2.20%	7,499
2017	12.958532	13.554732	4.60%	25,053
2016	12.403969	12.958532	4.47%	32,312
2015	12.681826	12.403969	-2.19%	37,230
2014	11.943322	12.681826	6.18%	24,949
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	900
2011	10.859702	11.295667	4.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	48.679000	50.581861	3.91%	554
2019	43.277452	48.679000	12.48%	635
2018	47.243881	43.277452	-8.40%	715
2017	43.738565	47.243881	8.01%	802
2016	40.183968	43.738565	8.85%	882
2015	41.277195	40.183968	-2.65%	977
2014	40.734591	41.277195	1.33%	1,291
2013	45.343494	40.734591	-10.16%	1,389
2012	39.045890	45.343494	16.13%	1,503
2011	37.053076	39.045890	5.38%	1,840
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.756377	11.407949	-2.96%	0
2019	9.338938	11.756377	25.89%	0
2018	10.299360	9.338938	-9.33%	0
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.858528	20.593172	9.20%	0
2019	16.265049	18.858528	15.95%	0
2018	17.671983	16.265049	-7.96%	0
2017	15.459119	17.671983	14.31%	0
2016	14.872452	15.459119	3.94%	0
2015	16.138759	14.872452	-7.85%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.453102	24.106427	12.37%	0
2019	17.573035	21.453102	22.08%	0
2018	19.232452	17.573035	-8.63%	0
2017	16.622334	19.232452	15.70%	0
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	1,553
2013	13.289650	17.260147	29.88%	7,328
2012	11.008509	13.289650	20.72%	6,868
2011	11.284264	11.008509	-2.44%	1,137
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.575114	33.569853	48.70%	2,722
2019	17.221659	22.575114	31.09%	2,896
2018	20.940760	17.221659	-17.76%	2,911
2017	16.910979	20.940760	23.83%	3,081
2016	17.548857	16.910979	-3.63%	3,197
2015	17.913193	17.548857	-2.03%	3,448
2014	18.380552	17.913193	-2.54%	4,040
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.430708	21.424605	10.26%	10,202
2019	16.340608	19.430708	18.91%	10,878
2018	17.469143	16.340608	-6.46%	12,497
2017	15.323337	17.469143	14.00%	14,003
2016	14.278856	15.323337	7.31%	15,549
2015	14.362314	14.278856	-0.58%	21,195
2014	13.895004	14.362314	3.36%	19,226
2013	11.448043	13.895004	21.37%	30,413
2012	10.049284	11.448043	13.92%	31,947
2011	10.113208	10.049284	-0.63%	15,449

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.148184	13.060914	7.51%	0
2019	11.322325	12.148184	7.29%	0
2018	11.626363	11.322325	-2.62%	232
2017	11.441434	11.626363	1.62%	232
2016	11.321018	11.441434	1.06%	232
2015	11.525887	11.321018	-1.78%	450
2014	11.152136	11.525887	3.35%	450
2013	11.626980	11.152136	-4.08%	3,902
2012	11.251651	11.626980	3.34%	8,526
2011	10.809588	11.251651	4.09%	10,281
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.977355	30.671029	27.92%	2,642
2019	18.070199	23.977355	32.69%	2,906
2018	20.265918	18.070199	-10.83%	3,210
2017	15.716928	20.265918	28.94%	3,148
2016	15.933851	15.716928	-1.36%	3,408
2015	15.190783	15.933851	4.89%	5,465
2014	15.151816	15.190783	0.26%	5,869
2013	11.963698	15.151816	26.65%	12,203
2012	9.953969	11.963698	20.19%	13,874
2011	11.148227	9.953969	-10.71%	19,232
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.794913	38.473036	49.15%	3,872
2019	20.110362	25.794913	28.27%	3,888
2018	20.563763	20.110362	-2.20%	3,903
2017	16.343498	20.563763	25.82%	3,813
2016	15.220537	16.343498	7.38%	3,853
2015	14.526530	15.220537	4.78%	3,557
2014	13.653806	14.526530	6.39%	4,836
2013	10.700274	13.653806	27.60%	9,286
2012	9.258052	10.700274	15.58%	12,506
2011	9.866054	9.258052	-6.16%	14,314
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.581688	22.912650	11.33%	1,920
2019	16.635799	20.581688	23.72%	1,952
2018	17.276705	16.635799	-3.71%	2,279
2017	14.392127	17.276705	20.04%	3,097
2016	13.159084	14.392127	9.37%	3,473
2015	13.222582	13.159084	-0.48%	2,805
2014	12.184579	13.222582	8.52%	3,809
2013	9.307720	12.184579	30.91%	8,566
2012	8.076510	9.307720	15.24%	10,873
2011	8.390989	8.076510	-3.75%	11,801

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.584659	20.063912	2.45%	3,392
2019	18.222250	19.584659	7.48%	3,234
2018	18.955231	18.222250	-3.87%	3,228
2017	18.106435	18.955231	4.69%	2,326
2016	16.927068	18.106435	6.97%	2,306
2015	17.705319	16.927068	-4.40%	3,081
2014	17.311737	17.705319	2.27%	14,277
2013	17.784276	17.311737	-2.66%	15,991
2012	16.093510	17.784276	10.51%	15,320
2011	15.487052	16.093510	3.92%	14,709
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	30.089241	32.690145	8.64%	2,047
2019	23.635987	30.089241	27.30%	2,283
2018	24.010952	23.635987	-1.56%	3,264
2017	20.234934	24.010952	18.66%	3,555
2016	18.451193	20.234934	9.67%	4,301
2015	18.568011	18.451193	-0.63%	4,386
2014	16.817398	18.568011	10.41%	4,597
2013	13.029608	16.817398	29.07%	5,921
2012	11.588039	13.029608	12.44%	8,857
2011	11.708195	11.588039	-1.03%	12,926
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.780075	27.321779	2.02%	1,920
2019	21.366254	26.780075	25.34%	1,913
2018	23.402735	21.366254	-8.70%	1,941
2017	20.144801	23.402735	16.17%	2,226
2016	17.356511	20.144801	16.06%	2,277
2015	18.814959	17.356511	-7.75%	2,556
2014	17.506170	18.814959	7.48%	2,579
2013	13.109442	17.506170	33.54%	8,897
2012	11.240748	13.109442	16.62%	11,494
2011	11.689165	11.240748	-3.84%	25,932
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.977235	13.506925	12.77%	0
2019	10.583999	11.977235	13.16%	0
2018	11.746644	10.583999	-9.90%	0
2017	10.074010	11.746644	16.60%	0
2016*	10.000000	10.074010	0.74%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.479542	18.261780	10.81%	0
2019	13.503496	16.479542	22.04%	0
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	1,547
2012	8.420665	9.628940	14.35%	4,563
2011	9.135711	8.420665	-7.83%	3,975
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.788890	15.969050	7.98%	5,752
2019	12.929779	14.788890	14.38%	5,752
2018	14.007687	12.929779	-7.70%	5,752
2017	12.697376	14.007687	10.32%	5,752
2016	12.154322	12.697376	4.47%	5,752
2015	12.477873	12.154322	-2.59%	5,752
2014	12.152091	12.477873	2.68%	8,001
2013	10.765460	12.152091	12.88%	5,752
2012	9.846262	10.765460	9.34%	5,752
2011	10.137305	9.846262	-2.87%	5,752
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.926776	17.477929	9.74%	0
2019	13.454305	15.926776	18.38%	0
2018	14.881663	13.454305	-9.59%	613
2017	13.052276	14.881663	14.02%	613
2016	12.352767	13.052276	5.66%	613
2015	12.716222	12.352767	-2.86%	5,044
2014	12.336905	12.716222	3.07%	1,410
2013	10.335296	12.336905	19.37%	1,458
2012	9.238068	10.335296	11.88%	1,688
2011	9.718279	9.238068	-4.94%	1,829
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.952326	13.719791	5.93%	15,951
2019	11.887751	12.952326	8.96%	15,951
2018	12.398961	11.887751	-4.12%	16,793
2017	11.840737	12.398961	4.71%	17,718
2016	11.496321	11.840737	3.00%	18,600
2015	11.763659	11.496321	-2.27%	19,492
2014	11.563059	11.763659	1.73%	20,424
2013	11.192977	11.563059	3.31%	21,338
2012	10.576522	11.192977	5.83%	22,246
2011	10.593192	10.576522	-0.16%	23,141

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.351852	12.773491	3.41%	0
2019	11.019769	12.351852	12.09%	0
2018	12.038435	11.019769	-8.46%	0
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.849922	13.581778	5.70%	0
2019	11.308917	12.849922	13.63%	0
2018	12.362386	11.308917	-8.52%	0
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.407918	16.790629	8.97%	2,587
2019	13.246906	15.407918	16.31%	2,587
2018	14.482999	13.246906	-8.53%	2,688
2017	12.907325	14.482999	12.21%	2,688
2016	12.282256	12.907325	5.09%	2,587
2015	12.610045	12.282256	-2.60%	2,587
2014	12.248794	12.610045	2.95%	2,587
2013	10.561220	12.248794	15.98%	2,587
2012	9.546924	10.561220	10.62%	2,587
2011	9.928511	9.546924	-3.84%	2,587
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.188645	17.891724	10.52%	0
2019	13.452810	16.188645	20.34%	0
2018	15.100930	13.452810	-10.91%	0
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	6,378

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.269877	15.320836	7.36%	0
2019	12.680947	14.269877	12.53%	0
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.326726	15.870738	3.55%	0
2019	13.839897	15.326726	10.74%	0
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	159
2016	13.863729	13.801637	-0.45%	173
2015	14.653973	13.863729	-5.39%	192
2014	16.204933	14.653973	-9.57%	207
2013	13.705877	16.204933	18.23%	225
2012	11.644056	13.705877	17.71%	248
2011	13.505359	11.644056	-13.78%	266
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.743786	17.44%	307
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.532979	14.257455	5.35%	166
2019	12.617608	13.532979	7.25%	174
2018	12.871322	12.617608	-1.97%	180
2017	12.522799	12.871322	2.78%	560
2016	12.073918	12.522799	3.72%	591
2015	12.352990	12.073918	-2.26%	2,200
2014	11.943689	12.352990	3.43%	671
2013	12.368161	11.943689	-3.43%	1,167
2012	11.659313	12.368161	6.08%	1,324
2011	11.109700	11.659313	4.95%	1,301
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.005177	15.034560	7.35%	0
2019	12.980376	14.005177	7.90%	0
2018	13.380348	12.980376	-2.99%	0
2017	13.097079	13.380348	2.16%	0
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.574813	10.800500	2.13%	0
2019	10.077605	10.574813	4.93%	0
2018*	10.000000	10.077605	0.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.644980	27.489455	11.54%	1,809
2019	20.361026	24.644980	21.04%	3,022
2018	25.045740	20.361026	-18.70%	4,610
2017	17.977502	25.045740	39.32%	5,618
2016	16.951618	17.977502	6.05%	5,713
2015	20.497387	16.951618	-17.30%	6,315
2014	22.033432	20.497387	-6.97%	6,813
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.441328	25.509932	4.37%	4,759
2019	21.636714	24.441328	12.96%	5,785
2018	22.658801	21.636714	-4.51%	6,987
2017	21.557878	22.658801	5.11%	10,768
2016	19.181007	21.557878	12.39%	11,734
2015	20.004605	19.181007	-4.12%	14,006
2014	19.814227	20.004605	0.96%	11,437
2013	18.796814	19.814227	5.41%	7,007
2012	16.667245	18.796814	12.78%	7,344
2011	16.306504	16.667245	2.21%	10,208
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.666978	16.362363	4.44%	20,558
2019	14.974671	15.666978	4.62%	22,784
2018	15.219050	14.974671	-1.61%	26,546
2017	15.142388	15.219050	0.51%	31,906
2016	15.266905	15.142388	-0.82%	34,221
2015	15.524155	15.266905	-1.66%	45,084
2014	15.079573	15.524155	2.95%	49,451
2013	15.964442	15.079573	-5.54%	60,459
2012	15.735406	15.964442	1.46%	78,349
2011	14.901345	15.735406	5.60%	103,196
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.221495	10.087562	-1.31%	32,025
2019	10.200697	10.221495	0.20%	20,336
2018	10.220054	10.200697	-0.19%	19,582
2017	10.336953	10.220054	-1.13%	18,413
2016	10.498451	10.336953	-1.54%	40,150
2015	10.663734	10.498451	-1.55%	43,475
2014	10.831621	10.663734	-1.55%	25,903
2013	11.002154	10.831621	-1.55%	33,284
2012	11.175846	11.002154	-1.55%	53,135
2011	11.351307	11.175846	-1.55%	60,087

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.561520	16.538028	6.28%	3,415
2019	13.269279	15.561520	17.27%	8,446
2018	15.771279	13.269279	-15.86%	8,360
2017	12.568392	15.771279	25.48%	8,756
2016	12.655756	12.568392	-0.69%	9,055
2015	13.260414	12.655756	-4.56%	10,282
2014	13.529870	13.260414	-1.99%	9,821
2013	11.662995	13.529870	16.01%	1,458
2012	10.247577	11.662995	13.81%	1,498
2011	11.535018	10.247577	-11.16%	1,539
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.434106	12.059162	5.47%	113
2019	9.582441	11.434106	19.32%	137
2018	11.335512	9.582441	-15.47%	414
2017	9.250980	11.335512	22.53%	437
2016	9.347340	9.250980	-1.03%	462
2015	9.628254	9.347340	-2.92%	489
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.088705	27.865478	11.07%	2,439
2019	20.595861	25.088705	21.81%	2,438
2018	22.954571	20.595861	-10.28%	2,495
2017	19.686733	22.954571	16.60%	16,872
2016	18.266390	19.686733	7.78%	16,934
2015	18.741047	18.266390	-2.53%	17,001
2014	18.132153	18.741047	3.36%	19,169
2013	14.473795	18.132153	25.28%	28,744
2012	12.684886	14.473795	14.10%	33,003
2011	13.411457	12.684886	-5.42%	32,764
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.333117	19.746710	7.71%	4,751
2019	16.144913	18.333117	13.55%	4,988
2018	17.236395	16.144913	-6.33%	5,238
2017	15.753493	17.236395	9.41%	5,566
2016	15.052157	15.753493	4.66%	6,137
2015	15.315747	15.052157	-1.72%	5,723
2014	14.874829	15.315747	2.96%	3,972
2013	13.320802	14.874829	11.67%	3,972
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	17,025

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.333354	24.541887	9.89%	0
2019	18.913496	22.333354	18.08%	0
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.076723	15.839774	5.06%	24,744
2019	13.981253	15.076723	7.84%	25,574
2018	14.463424	13.981253	-3.33%	28,654
2017	13.900578	14.463424	4.05%	29,728
2016	13.541454	13.900578	2.65%	30,051
2015	13.718329	13.541454	-1.29%	30,695
2014	13.412521	13.718329	2.28%	31,257
2013	12.995762	13.412521	3.21%	36,969
2012	12.551261	12.995762	3.54%	39,790
2011	12.385415	12.551261	1.34%	40,251
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.348734	12.711733	2.94%	0
2019	11.100294	12.348734	11.25%	0
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.930415	13.535561	4.68%	0
2019	11.396248	12.930415	13.46%	0
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.790413	22.585533	8.63%	46,684
2019	17.935122	20.790413	15.92%	50,890
2018	19.316248	17.935122	-7.15%	66,190
2017	17.373624	19.316248	11.18%	79,255
2016	16.469958	17.373624	5.49%	81,346
2015	16.785447	16.469958	-1.88%	87,743
2014	16.209859	16.785447	3.55%	89,865
2013	14.117621	16.209859	14.82%	103,271
2012	12.941207	14.117621	9.09%	108,007
2011	13.149831	12.941207	-1.59%	114,087
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.601655	26.100518	10.59%	20,223
2019	19.677897	23.601655	19.94%	20,559
2018	21.663314	19.677897	-9.16%	43,945
2017	18.858097	21.663314	14.88%	123,889
2016	17.656631	18.858097	6.80%	134,966
2015	18.066481	17.656631	-2.27%	144,285
2014	17.484223	18.066481	3.33%	193,712
2013	14.511989	17.484223	20.48%	246,396
2012	12.957945	14.511989	11.99%	287,985
2011	13.447508	12.957945	-3.64%	328,215
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.092312	19.335273	6.87%	9,912
2019	16.193725	18.092312	11.72%	10,824
2018	17.087799	16.193725	-5.23%	11,521
2017	15.892194	17.087799	7.52%	12,008
2016	15.270819	15.892194	4.07%	12,305
2015	15.515994	15.270819	-1.58%	12,614
2014	15.047123	15.515994	3.12%	10,774
2013	13.832309	15.047123	8.78%	12,652
2012	13.005015	13.832309	6.36%	14,908
2011	12.942376	13.005015	0.48%	67,678
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.455860	11.027198	5.46%	0
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.756196	12.258413	13.97%	0
2019*	10.000000	10.756196	7.56%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.272747	29.806893	28.08%	1,505
2019	18.110130	23.272747	28.51%	1,898
2018	18.980927	18.110130	-4.59%	3,363
2017	14.806610	18.980927	28.19%	3,820
2016	14.716812	14.806610	0.61%	4,087
2015	14.452171	14.716812	1.83%	4,345
2014	13.292519	14.452171	8.72%	6,035
2013	10.020501	13.292519	32.65%	6,614
2012	8.747927	10.020501	14.55%	6,257
2011	9.151323	8.747927	-4.41%	10,049
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.975557	13.680372	5.43%	0
2019	11.078280	12.975557	17.13%	0
2018	11.823630	11.078280	-6.30%	0
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.930687	15.725452	5.32%	0
2019	12.432688	14.930687	20.09%	0
2018	12.963328	12.432688	-4.09%	0
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	622
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.106510	45.776100	17.05%	27,470
2019	28.864472	39.106510	35.48%	30,947
2018	29.699516	28.864472	-2.81%	42,863
2017	23.694163	29.699516	25.35%	52,477
2016	23.222631	23.694163	2.03%	55,622
2015	22.445127	23.222631	3.46%	62,510
2014	20.954534	22.445127	7.11%	71,076
2013	15.569712	20.954534	34.59%	77,078
2012	13.325468	15.569712	16.84%	93,213
2011	13.844074	13.325468	-3.75%	121,462

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.962363	29.938247	-0.08%	9,250
2019	23.972579	29.962363	24.99%	12,709
2018	26.863544	23.972579	-10.76%	13,160
2017	25.107104	26.863544	7.00%	20,307
2016	21.173676	25.107104	18.58%	24,178
2015	22.467673	21.173676	-5.76%	27,365
2014	20.174731	22.467673	11.37%	23,443
2013	15.536317	20.174731	29.86%	37,601
2012	13.763403	15.536317	12.88%	34,161
2011	13.889833	13.763403	-0.91%	41,349
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.799274	17.99%	4,088
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.794694	17.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	58.558979	65.212285	11.36%	4,671
2019	47.338005	58.558979	23.70%	4,803
2018	54.265320	47.338005	-12.77%	6,185
2017	47.605418	54.265320	13.99%	7,018
2016	40.197052	47.605418	18.43%	7,688
2015	41.891571	40.197052	-4.05%	9,146
2014	38.887741	41.891571	7.72%	9,775
2013	29.688311	38.887741	30.99%	12,365
2012	25.671249	29.688311	15.65%	16,987
2011	26.755359	25.671249	-4.05%	30,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.177358	21.583662	-2.68%	19,941
2019	18.189109	22.177358	21.93%	21,261
2018	21.276104	18.189109	-14.51%	22,119
2017	18.983052	21.276104	12.08%	27,603
2016	16.396345	18.983052	15.78%	29,392
2015	17.149372	16.396345	-4.39%	32,529
2014	14.885793	17.149372	15.21%	29,517
2013	11.144104	14.885793	33.58%	30,018
2012	9.729590	11.144104	14.54%	32,644
2011	10.117338	9.729590	-3.83%	46,729

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	33.668459	46.699968	38.71%	3,042
2019	25.199215	33.668459	33.61%	3,285
2018	27.806101	25.199215	-9.38%	3,914
2017	22.607558	27.806101	22.99%	4,011
2016	21.201729	22.607558	6.63%	4,192
2015	21.373933	21.201729	-0.81%	4,120
2014	21.116754	21.373933	1.22%	4,234
2013	14.865203	21.116754	42.05%	6,288
2012	13.311076	14.865203	11.68%	7,094
2011	13.608443	13.311076	-2.19%	29,880
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	60.964128	63.111592	3.52%	2,666
2019	52.036595	60.964128	17.16%	2,941
2018	63.651891	52.036595	-18.25%	3,232
2017	59.278575	63.651891	7.38%	3,860
2016	47.810610	59.278575	23.99%	5,942
2015	51.675605	47.810610	-7.48%	6,461
2014	49.045178	51.675605	5.36%	6,977
2013	35.481994	49.045178	38.23%	10,825
2012	29.923836	35.481994	18.57%	9,775
2011	32.017489	29.923836	-6.54%	14,173
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	55.390113	66.904587	20.79%	4,442
2019	44.777508	55.390113	23.70%	4,848
2018	52.064633	44.777508	-14.00%	5,371
2017	46.597143	52.064633	11.73%	5,979
2016	38.531142	46.597143	20.93%	6,199
2015	39.788453	38.531142	-3.16%	6,636
2014	40.088155	39.788453	-0.75%	7,748
2013	28.897775	40.088155	38.72%	8,843
2012	25.413955	28.897775	13.71%	10,857
2011	27.332724	25.413955	-7.02%	16,719
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.708792	23.150347	11.79%	8,378
2019	16.424236	20.708792	26.09%	8,810
2018	17.519218	16.424236	-6.25%	9,383
2017	14.251951	17.519218	22.93%	21,337
2016	12.742458	14.251951	11.85%	22,238
2015	13.084350	12.742458	-2.61%	25,503
2014	12.467557	13.084350	4.95%	27,900
2013	8.805285	12.467557	41.59%	35,470
2012	7.648433	8.805285	15.13%	39,742
2011	8.789917	7.648433	-12.99%	42,571

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.921225	17.774945	11.64%	0
2019	12.625752	15.921225	26.10%	0
2018	13.501776	12.625752	-6.49%	0
2017	10.992068	13.501776	22.83%	0
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.431904	23.918753	11.60%	0
2019	17.276197	21.431904	24.05%	0
2018	18.628471	17.276197	-7.26%	0
2017	15.951042	18.628471	16.79%	292
2016	14.713646	15.951042	8.41%	316
2015	14.993858	14.713646	-1.87%	352
2014	13.769937	14.993858	8.89%	1,592
2013	10.079269	13.769937	36.62%	1,624
2012	9.182447	10.079269	9.77%	1,667
2011	9.633034	9.182447	-4.68%	1,198
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.834577	16.612308	-6.85%	6,667
2019	13.859981	17.834577	28.68%	7,648
2018	14.654254	13.859981	-5.42%	9,864
2017	13.976245	14.654254	4.85%	17,060
2016	13.223877	13.976245	5.69%	19,743
2015	14.192433	13.223877	-6.82%	28,740
2014	11.185003	14.192433	26.89%	33,838
2013	11.025349	11.185003	1.45%	23,677
2012	9.672364	11.025349	13.99%	36,405
2011	9.224641	9.672364	4.85%	43,004
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.272533	32.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.401203	23.670419	16.02%	776
2019	15.837988	20.401203	28.81%	12,607
2018	16.912990	15.837988	-6.36%	13,702
2017	14.170806	16.912990	19.35%	6,897
2016	12.920813	14.170806	9.67%	1,839
2015	13.001653	12.920813	-0.62%	1,872
2014	11.679044	13.001653	11.32%	9,577
2013*	10.000000	11.679044	16.79%	503

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.442135	10.571421	1.24%	0
2019	10.190045	10.442135	2.47%	0
2018	10.267149	10.190045	-0.75%	119
2017	10.266224	10.267149	0.01%	640
2016	10.173900	10.266224	0.91%	608
2015	10.369443	10.173900	-1.89%	614
2014	10.480927	10.369443	-1.06%	654
2013	10.634719	10.480927	-1.45%	661
2012	10.434896	10.634719	1.91%	607
2011	10.462925	10.434896	-0.27%	3,227
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.372941	20.407834	17.47%	1,031
2019	14.121658	17.372941	23.02%	807
2018	16.180749	14.121658	-12.73%	1,495
2017	14.393608	16.180749	12.42%	1,869
2016	12.095210	14.393608	19.00%	2,094
2015	12.916211	12.095210	-6.36%	1,428
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.291493	36.895383	58.41%	14,195
2019	17.236753	23.291493	35.13%	16,793
2018	18.797570	17.236753	-8.30%	18,792
2017	14.946717	18.797570	25.76%	22,143
2016	14.259454	14.946717	4.82%	22,715
2015	14.510822	14.259454	-1.73%	29,665
2014	14.167633	14.510822	2.42%	24,969
2013	10.357034	14.167633	36.79%	25,577
2012	9.155877	10.357034	13.12%	26,699
2011	9.710454	9.155877	-5.71%	38,479
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.449643	19.874805	37.55%	0
2019	11.078642	14.449643	30.43%	0
2018	12.043953	11.078642	-8.01%	0
2017	9.820749	12.043953	22.64%	0
2016	9.576406	9.820749	2.55%	0
2015*	10.000000	9.576406	-4.24%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.214194	10.403594	1.85%	0
2019	10.006090	10.214194	2.08%	0
2018	10.061773	10.006090	-0.55%	0
2017	10.129476	10.061773	-0.67%	448
2016	10.164584	10.129476	-0.35%	486
2015	10.305677	10.164584	-1.37%	2,829
2014	10.404477	10.305677	-0.95%	2,668
2013	10.503486	10.404477	-0.94%	2,064
2012	10.199544	10.503486	2.98%	3,918
2011	10.329855	10.199544	-1.26%	6,229
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.610947	33.677733	17.71%	33
2019	23.085629	28.610947	23.93%	33
2018	24.875525	23.085629	-7.20%	33
2017	21.334217	24.875525	16.60%	48
2016	19.723973	21.334217	8.16%	48
2015	20.127828	19.723973	-2.01%	48
2014	18.521805	20.127828	8.67%	4,774
2013	13.672110	18.521805	35.47%	10,207
2012	12.513892	13.672110	9.26%	1,609
2011	13.114504	12.513892	-4.58%	1,784
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.743997	12.476280	6.24%	369
2019	10.675226	11.743997	10.01%	457
2018	11.468941	10.675226	-6.92%	562
2017	10.274414	11.468941	11.63%	1,127
2016	9.242912	10.274414	11.16%	1,151
2015	10.338337	9.242912	-10.60%	1,796
2014	10.453566	10.338337	-1.10%	660
2013	10.606557	10.453566	-1.44%	2,375
2012*	10.000000	10.606557	6.07%	9,077
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.859929	12.444358	4.93%	2,840
2019	10.507097	11.859929	12.88%	835
2018	11.214586	10.507097	-6.31%	892
2017	10.375889	11.214586	8.08%	2,323
2016	9.308813	10.375889	11.46%	2,442
2015	9.684433	9.308813	-3.88%	0
2014*	10.000000	9.684433	-3.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.776255	12.829874	8.95%	843
2019	11.187734	11.776255	5.26%	0
2018	11.847452	11.187734	-5.57%	0
2017	10.866940	11.847452	9.02%	0
2016	10.726126	10.866940	1.31%	2,473
2015	11.737190	10.726126	-8.61%	0
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	1,681
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	7,437
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.307185	11.453590	1.29%	4,118
2019	11.051564	11.307185	2.31%	4,268
2018	11.199964	11.051564	-1.33%	4,414
2017	11.235123	11.199964	-0.31%	4,675
2016	11.264522	11.235123	-0.26%	6,572
2015	11.418032	11.264522	-1.34%	8,092
2014	11.511662	11.418032	-0.81%	8,056
2013	11.720122	11.511662	-1.78%	17,189
2012	11.257793	11.720122	4.11%	15,434
2011	11.320459	11.257793	-0.55%	20,458
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.896331	15.283785	9.98%	0
2019	13.017104	13.896331	6.75%	0
2018	13.522430	13.017104	-3.74%	0
2017	13.249546	13.522430	2.06%	0
2016	12.793971	13.249546	3.56%	0
2015	13.356648	12.793971	-4.21%	0
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.267274	10.324490	0.56%	0
2019	10.155113	10.267274	1.10%	0
2018	10.170728	10.155113	-0.15%	0
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	16.080152	17.198501	6.95%	0
2019	15.073893	16.080152	6.68%	0
2018	15.395007	15.073893	-2.09%	0
2017	14.903246	15.395007	3.30%	0
2016	14.741327	14.903246	1.10%	0
2015	14.908489	14.741327	-1.12%	0
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.426367	12.208947	6.85%	3,147
2019	10.721997	11.426367	6.57%	2,837
2018	10.961333	10.721997	-2.18%	2,837
2017	10.621784	10.961333	3.20%	2,837
2016	10.516847	10.621784	1.00%	2,837
2015	10.646686	10.516847	-1.22%	6,860
2014	10.381645	10.646686	2.55%	8,385
2013	10.766121	10.381645	-3.57%	28,731
2012	9.987223	10.766121	7.80%	27,374
2011*	10.000000	9.987223	-0.13%	16,761
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.003725	13.247048	10.36%	0
2019	9.742240	12.003725	23.21%	0
2018	12.235122	9.742240	-20.37%	0
2017	9.817602	12.235122	24.62%	0
2016*	10.000000	9.817602	-1.82%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.481120	34.81%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.880773	28.81%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.369197	17.512494	21.88%	0
2019	12.208535	14.369197	17.70%	0
2018	13.635218	12.208535	-10.46%	0
2017	13.166609	13.635218	3.56%	0
2016	11.171246	13.166609	17.86%	0
2015	12.962002	11.171246	-13.82%	0
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.324079	55.136621	27.27%	1,961
2019	34.211434	43.324079	26.64%	1,777
2018	34.457750	34.211434	-0.71%	1,884
2017	27.491555	34.457750	25.34%	2,657
2016	31.274517	27.491555	-12.10%	4,097
2015	28.244689	31.274517	10.73%	24,481
2014	21.862749	28.244689	29.19%	23,114
2013	14.754064	21.862749	48.18%	17,151
2012	11.440381	14.754064	28.96%	22,568
2011	10.526842	11.440381	8.68%	2,858
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	66.043481	76.235219	15.43%	924
2019	51.366964	66.043481	28.57%	1,031
2018	68.197935	51.366964	-24.68%	1,065
2017	45.862236	68.197935	48.70%	860
2016	46.534535	45.862236	-1.44%	647
2015	54.957401	46.534535	-15.33%	880
2014	56.055371	54.957401	-1.96%	870
2013	50.828154	56.055371	10.28%	992
2012	39.774116	50.828154	27.79%	7,051
2011	54.401580	39.774116	-26.89%	890
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.717076	6.688167	16.99%	0
2019	5.206008	5.717076	9.82%	0
2018	7.388487	5.206008	-29.54%	0
2017	7.655398	7.388487	-3.49%	747
2016	5.421806	7.655398	41.20%	25,642
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	545
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.407937	30.967488	17.27%	1
2019	23.977793	26.407937	10.13%	1
2018	33.960989	23.977793	-29.40%	785
2017	35.089995	33.960989	-3.22%	786
2016	24.800511	35.089995	41.49%	1,120
2015	37.851963	24.800511	-34.48%	1,833
2014	47.528178	37.851963	-20.36%	2,000
2013	43.675691	47.528178	8.82%	2,098
2012	42.912002	43.675691	1.78%	3,301
2011	52.168825	42.912002	-17.74%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.776223	10.444765	-3.08%	0
2019*	10.000000	10.776223	7.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.795876	55.605647	55.34%	684
2019	29.127361	35.795876	22.89%	810
2018	29.206280	29.127361	-0.27%	1,055
2017	23.569943	29.206280	23.91%	280
2016	22.218773	23.569943	6.08%	0
2015	23.238485	22.218773	-4.39%	0
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	1,045
2012	15.315916	16.264758	6.20%	1,302
2011	16.306131	15.315916	-6.07%	1,402

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.148585	13.567094	3.18%	0
2019	11.595188	13.148585	13.40%	0
2018	12.719340	11.595188	-8.84%	0
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.783689	8.834241	0.58%	0
2019	7.643243	8.783689	14.92%	0
2018*	10.000000	7.643243	-23.57%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	33.059551	33.523827	1.40%	215
2019	28.020387	33.059551	17.98%	215
2018	33.621223	28.020387	-16.66%	229
2017	30.275861	33.621223	11.05%	169
2016	24.654327	30.275861	22.80%	0
2015	26.568050	24.654327	-7.20%	0
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.627246	14.690435	7.80%	8,812
2019	12.716717	13.627246	7.16%	8,994
2018	13.299521	12.716717	-4.38%	9,170
2017	13.036511	13.299521	2.02%	14,212
2016	12.691092	13.036511	2.72%	21,414
2015	13.223850	12.691092	-4.03%	22,543
2014	13.009583	13.223850	1.65%	23,365
2013	14.446093	13.009583	-9.94%	29,260
2012	13.671784	14.446093	5.66%	31,215
2011	12.433173	13.671784	9.96%	33,637
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.509706	32.466525	10.02%	11,116
2019	24.194944	29.509706	21.97%	11,742
2018	26.403932	24.194944	-8.37%	12,521
2017	22.269702	26.403932	18.56%	13,151
2016	19.941873	22.269702	11.67%	14,727
2015	21.473083	19.941873	-7.13%	16,200
2014	19.396939	21.473083	10.70%	20,739
2013	14.513303	19.396939	33.65%	21,897
2012	12.854506	14.513303	12.90%	23,706
2011	12.668825	12.854506	1.47%	26,198

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	22.155524	27.443183	23.87%	0
2019	17.532786	22.155524	26.37%	0
2018	21.018901	17.532786	-16.59%	0
2017	16.279324	21.018901	29.11%	0
2016	17.505874	16.279324	-7.01%	0
2015	17.656676	17.505874	-0.85%	0
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.302684	27.191017	-0.41%	239
2019	21.483930	27.302684	27.08%	1
2018	25.050807	21.483930	-14.24%	1
2017	22.791617	25.050807	9.91%	18
2016	18.852393	22.791617	20.90%	284
2015	19.437454	18.852393	-3.01%	6,927
2014	16.966971	19.437454	14.56%	6,633
2013	13.251881	16.966971	28.03%	8,013
2012	11.577481	13.251881	14.46%	10,115
2011	11.847521	11.577481	-2.28%	10,949
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	40.311255	40.053784	-0.64%	0
2019	32.248496	40.311255	25.00%	0
2018	36.077204	32.248496	-10.61%	0
2017	33.713063	36.077204	7.01%	0
2016	28.435954	33.713063	18.56%	0
2015	30.066223	28.435954	-5.42%	0
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	21.182598	27.605265	30.32%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.624526	12.240635	5.30%	1,781
2019	10.284953	11.624526	13.02%	1,781
2018	10.764030	10.284953	-4.45%	1,781
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.501329	11.216118	6.81%	305
2019	9.777700	10.501329	7.40%	0
2018	10.009780	9.777700	-2.32%	0
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.580039	14.858959	1.91%	0
2019	11.624806	14.580039	25.42%	0
2018	12.761318	11.624806	-8.91%	0
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.686764	21.007952	18.78%	6,054
2019	15.264116	17.686764	15.87%	6,054
2018	16.785902	15.264116	-9.07%	6,285
2017	15.001598	16.785902	11.89%	6,070
2016	14.686033	15.001598	2.15%	6,070
2015	15.075762	14.686033	-2.59%	5,995
2014	15.030474	15.075762	0.30%	7,016
2013	13.350274	15.030474	12.59%	26,900
2012	12.338136	13.350274	8.20%	26,152
2011	13.012002	12.338136	-5.18%	27,102
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	0
2019	11.098105	13.088827	17.94%	0
2018	13.378083	11.098105	-17.04%	0
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.944827	36.954807	8.87%	4,903
2019	28.226790	33.944827	20.26%	5,489
2018	31.517281	28.226790	-10.44%	5,519
2017	28.494069	31.517281	10.61%	6,313
2016	23.030868	28.494069	23.72%	6,281
2015	23.963615	23.030868	-3.89%	10,899
2014	23.166788	23.963615	3.44%	10,520
2013	16.731213	23.166788	38.46%	11,386
2012	14.691231	16.731213	13.89%	11,710
2011	14.846075	14.691231	-1.04%	20,871

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	33.079856	38.412383	16.12%	19,577
2019	25.626362	33.079856	29.09%	22,288
2018	27.311421	25.626362	-6.17%	27,827
2017	22.835488	27.311421	19.60%	39,688
2016	20.773760	22.835488	9.92%	45,684
2015	20.880380	20.773760	-0.51%	49,125
2014	18.708382	20.880380	11.61%	63,123
2013	14.400338	18.708382	29.92%	75,287
2012	12.644970	14.400338	13.88%	91,397
2011	12.613314	12.644970	0.25%	122,339
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.956262	31.707705	22.16%	2,267
2019	19.632713	25.956262	32.21%	2,242
2018	20.872573	19.632713	-5.94%	2,215
2017	18.390930	20.872573	13.49%	2,701
2016	16.932641	18.390930	8.61%	2,638
2015	17.775870	16.932641	-4.74%	2,888
2014	15.922840	17.775870	11.64%	2,838
2013	12.044909	15.922840	32.20%	3,429
2012	10.932111	12.044909	10.18%	5,293
2011	11.010271	10.932111	-0.71%	4,471
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.593788	39.670142	21.71%	4,245
2019	24.338269	32.593788	33.92%	4,746
2018	26.555977	24.338269	-8.35%	5,419
2017	21.193655	26.555977	25.30%	5,888
2016	19.959696	21.193655	6.18%	8,243
2015	20.797642	19.959696	-4.03%	14,482
2014	19.553599	20.797642	6.36%	14,594
2013	16.408637	19.553599	19.17%	17,458
2012	15.100978	16.408637	8.66%	19,836
2011	14.077306	15.100978	7.27%	19,614
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	20.978651	24.749509	17.97%	0
2019	17.507000	20.978651	19.83%	0
2018	21.988167	17.507000	-20.38%	0
2017	17.921543	21.988167	22.69%	0
2016	15.556445	17.921543	15.20%	0
2015	16.177763	15.556445	-3.84%	0
2014	16.182834	16.177763	-0.03%	0
2013	11.070980	16.182834	46.17%	0
2012	9.332339	11.070980	18.63%	0
2011	11.008010	9.332339	-15.22%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.032478	11.540619	4.61%	0
2019	9.622050	11.032478	14.66%	0
2018	10.186724	9.622050	-5.54%	0
2017*	10.000000	10.186724	1.87%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.016287	16.379543	-3.74%	0
2019	13.539790	17.016287	25.68%	0
2018	16.568660	13.539790	-18.28%	0
2017	15.065852	16.568660	9.97%	0
2016	11.679458	15.065852	28.99%	0
2015	12.689419	11.679458	-7.96%	0
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.893195	10.933196	0.37%	2,232
2019	10.338483	10.893195	5.37%	2,232
2018	10.516551	10.338483	-1.69%	2,232
2017	10.331431	10.516551	1.79%	0
2016	9.636864	10.331431	7.21%	0
2015	9.891704	9.636864	-2.58%	1,416
2014*	10.000000	9.891704	-1.08%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.582673	19.770001	6.39%	31,996
2019	17.255295	18.582673	7.69%	35,215
2018	17.642022	17.255295	-2.19%	44,491
2017	17.232667	17.642022	2.38%	51,697
2016	16.867074	17.232667	2.17%	52,963
2015	17.183186	16.867074	-1.84%	65,697
2014	16.824404	17.183186	2.13%	73,944
2013	16.922824	16.824404	-0.58%	88,359
2012	15.674761	16.922824	7.96%	95,504
2011	15.575011	15.674761	0.64%	107,661
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.460310	13.471246	28.78%	0
2019	8.228260	10.460310	27.13%	0
2018*	10.000000	8.228260	-17.72%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.845903	18.630672	10.59%	1,298
2019	14.758549	16.845903	14.14%	1,592
2018	15.641881	14.758549	-5.65%	1,635
2017	14.067897	15.641881	11.19%	1,635
2016	13.579361	14.067897	3.60%	1,635
2015	13.843334	13.579361	-1.91%	1,635
2014	13.482030	13.843334	2.68%	1,298
2013	12.082984	13.482030	11.58%	1,993
2012	10.995091	12.082984	9.89%	1,993
2011	11.205328	10.995091	-1.88%	1,993
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.570539	19.868315	13.08%	0
2019	14.879075	17.570539	18.09%	0
2018	16.083742	14.879075	-7.49%	0
2017	14.033121	16.083742	14.61%	0
2016	13.448064	14.033121	4.35%	0
2015	13.717012	13.448064	-1.96%	0
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	2,945
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.855127	21.662517	14.89%	0
2019	15.406491	18.855127	22.38%	0
2018	16.998718	15.406491	-9.37%	0
2017	14.297809	16.998718	18.89%	0
2016	13.640274	14.297809	4.82%	0
2015	13.908807	13.640274	-1.93%	0
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.664292	16.420866	20.17%	5,425
2019	11.188353	13.664292	22.13%	2,419
2018	11.899783	11.188353	-5.98%	2,419
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	46.705234	59.943655	28.34%	0
2019	36.108658	46.705234	29.35%	0
2018	39.245098	36.108658	-7.99%	0
2017	32.753236	39.245098	19.82%	0
2016	30.843980	32.753236	6.19%	0
2015	31.171643	30.843980	-1.05%	0
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.632932	45.664006	28.15%	0
2019	27.585038	35.632932	29.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.095934	5.346768	-33.96%	276
2019	7.491581	8.095934	8.07%	159
2018	10.120849	7.491581	-25.98%	125
2017	10.578550	10.120849	-4.33%	1,320
2016	8.052120	10.578550	31.38%	1,304
2015	10.325849	8.052120	-22.02%	2,067
2014	12.029602	10.325849	-14.16%	5,678
2013	9.847430	12.029602	22.16%	8,181
2012	9.555539	9.847430	3.05%	9,587
2011	10.243222	9.555539	-6.71%	26,961
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.851552	31.296620	4.84%	24,676
2019	23.826367	29.851552	25.29%	28,874
2018	26.436840	23.826367	-9.87%	37,199
2017	23.815923	26.436840	11.00%	42,662
2016	20.527121	23.815923	16.02%	46,960
2015	21.750206	20.527121	-5.62%	54,459
2014	20.344721	21.750206	6.91%	62,164
2013	16.151117	20.344721	25.96%	75,209
2012	14.006873	16.151117	15.31%	84,705
2011	14.112961	14.006873	-0.75%	105,219
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.704609	15.568133	5.87%	0
2019	11.523465	14.704609	27.61%	0
2018	12.897537	11.523465	-10.65%	0
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	33.915827	56.233283	65.80%	0
2019	24.497296	33.915827	38.45%	0
2018	22.161810	24.497296	10.54%	0
2017	16.756605	22.161810	32.26%	0
2016	16.986378	16.756605	-1.35%	0
2015	16.365510	16.986378	3.79%	0
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.891048	50.768341	41.45%	17,315
2019	27.182349	35.891048	32.04%	19,430
2018	27.703166	27.182349	-1.88%	21,251
2017	20.853012	27.703166	32.85%	21,008
2016	21.040999	20.853012	-0.89%	22,111
2015	19.974399	21.040999	5.34%	22,962
2014	18.256591	19.974399	9.41%	23,467
2013	13.621732	18.256591	34.03%	26,839
2012	12.085795	13.621732	12.71%	26,917
2011	12.264579	12.085795	-1.46%	31,428
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.921764	19.112200	1.01%	3,843
2019	16.732840	18.921764	13.08%	7,405
2018	17.641628	16.732840	-5.15%	9,486
2017	16.743724	17.641628	5.36%	9,700
2016	14.877017	16.743724	12.55%	12,736
2015	15.708954	14.877017	-5.30%	13,550
2014	15.794660	15.708954	-0.54%	8,830
2013	15.160940	15.794660	4.18%	13,179
2012	13.492634	15.160940	12.36%	13,821
2011	13.193532	13.492634	2.27%	14,325
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.084848	16.217310	7.51%	5,404
2019	13.989741	15.084848	7.83%	5,320
2018	14.308940	13.989741	-2.23%	5,373
2017	13.960451	14.308940	2.50%	8,564
2016	13.559289	13.960451	2.96%	13,306
2015	13.877715	13.559289	-2.29%	14,358
2014	13.336008	13.877715	4.06%	14,791
2013	13.813879	13.336008	-3.46%	15,422
2012	13.273322	13.813879	4.07%	17,784
2011	12.581595	13.273322	5.50%	28,353

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.859439	24.228347	16.15%	4,499
2019	17.185988	20.859439	21.37%	4,959
2018	20.462793	17.185988	-16.01%	5,183
2017	17.227722	20.462793	18.78%	5,282
2016	15.615599	17.227722	10.32%	5,498
2015	16.111171	15.615599	-3.08%	13,660
2014	15.417818	16.111171	4.50%	16,638
2013	11.515585	15.417818	33.89%	20,762
2012	10.198879	11.515585	12.91%	25,757
2011	11.608504	10.198879	-12.14%	39,472
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.275852	25.315704	13.65%	1,038
2019	17.731136	22.275852	25.63%	1,905
2018	21.172712	17.731136	-16.25%	1,828
2017	16.537521	21.172712	28.03%	2,561
2016	17.712870	16.537521	-6.64%	2,318
2015	17.393792	17.712870	1.83%	3,710
2014	19.247435	17.393792	-9.63%	332
2013	15.002850	19.247435	28.29%	795
2012	12.649049	15.002850	18.61%	844
2011	15.529980	12.649049	-18.55%	918
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.335078	10.396249	-8.28%	0
2019	9.369214	11.335078	20.98%	0
2018	10.179536	9.369214	-7.96%	0
2017*	10.000000	10.179536	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	28.131229	29.945085	6.45%	2,384
2019	21.288458	28.131229	32.14%	2,392
2018	26.172677	21.288458	-18.66%	2,921
2017	22.310923	26.172677	17.31%	3,062
2016	20.709707	22.310923	7.73%	3,755
2015	21.709676	20.709707	-4.61%	6,490
2014	20.678784	21.709676	4.99%	12,385
2013	16.110116	20.678784	28.36%	14,039
2012	12.881573	16.110116	25.06%	14,699
2011	14.361399	12.881573	-10.30%	16,835

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.734686	16.201595	9.96%	0
2019	12.493206	14.734686	17.94%	1,970
2018	14.053517	12.493206	-11.10%	37,898
2017	12.753651	14.053517	10.19%	38,063
2016	11.451128	12.753651	11.37%	38,210
2015	12.408313	11.451128	-7.71%	38,370
2014	12.260892	12.408313	1.20%	38,541
2013	10.067148	12.260892	21.79%	39,896
2012	8.871033	10.067148	13.48%	38,851
2011	9.156174	8.871033	-3.11%	39,045
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.805796	17.642443	-0.92%	4,212
2019	15.591485	17.805796	14.20%	5,200
2018	16.559143	15.591485	-5.84%	6,979
2017	15.343425	16.559143	7.92%	7,287
2016	13.674555	15.343425	12.20%	7,608
2015	14.951683	13.674555	-8.54%	20,419
2014	14.524375	14.951683	2.94%	29,469
2013	12.954481	14.524375	12.12%	25,562
2012	11.686925	12.954481	10.85%	35,914
2011	11.599971	11.686925	0.75%	21,210
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.403582	21.118889	3.51%	1,879
2019	16.411263	20.403582	24.33%	1,561
2018	19.144919	16.411263	-14.28%	1,562
2017	17.582473	19.144919	8.89%	1,606
2016	13.724426	17.582473	28.11%	1,695
2015	15.060119	13.724426	-8.87%	7,439
2014	15.218138	15.060119	-1.04%	8,390
2013	11.351774	15.218138	34.06%	8,910
2012	9.744898	11.351774	16.49%	12,192
2011	10.289982	9.744898	-5.30%	19,572
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.170448	14.033605	15.31%	1,639
2019	9.762143	12.170448	24.67%	1,666
2018	11.782998	9.762143	-17.15%	13,217
2017	8.527895	11.782998	38.17%	13,149
2016	7.379098	8.527895	15.57%	13,396
2015	9.327694	7.379098	-20.89%	18,598
2014*	10.000000	9.327694	-6.72%	18,417

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.157996	16.728813	-2.50%	0
2019	15.453200	17.157996	11.03%	0
2018	18.536285	15.453200	-16.63%	0
2017	16.097036	18.536285	15.15%	0
2016	15.218233	16.097036	5.77%	0
2015	16.507069	15.218233	-7.81%	0
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.870075	8.627070	-2.74%	4,266
2019	8.010649	8.870075	10.73%	4,588
2018	9.628518	8.010649	-16.80%	4,733
2017	8.384915	9.628518	14.83%	5,881
2016	7.950427	8.384915	5.46%	5,065
2015	8.640754	7.950427	-7.99%	17,281
2014*	10.000000	8.640754	-13.59%	17,449
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.609945	8.956764	-6.80%	10,588
2019	9.573494	9.609945	0.38%	12,417
2018	9.545067	9.573494	0.30%	12,697
2017	9.516580	9.545067	0.30%	13,368
2016	9.394832	9.516580	1.30%	12,147
2015	9.977110	9.394832	-5.84%	14,885
2014*	10.000000	9.977110	-0.23%	16,057
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.804350	13.117758	2.45%	0
2019	11.624926	12.804350	10.15%	0
2018	12.350519	11.624926	-5.88%	0
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.051313	10.555082	5.01%	0
2019	9.386658	10.051313	7.08%	0
2018*	10.000000	9.386658	-6.13%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.840661	10.398616	5.67%	0
2019	9.523250	9.840661	3.33%	0
2018	10.196385	9.523250	-6.60%	0
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	15.099664	15.846088	4.94%	0
2019	12.640061	15.099664	19.46%	0
2018	13.989596	12.640061	-9.65%	0
2017	12.355874	13.989596	13.22%	0
2016	11.375861	12.355874	8.61%	0
2015	11.638374	11.375861	-2.26%	0
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.907649	28.478271	29.99%	0
2019	16.777191	21.907649	30.58%	0
2018	18.355234	16.777191	-8.60%	0
2017	14.961818	18.355234	22.68%	0
2016	13.993559	14.961818	6.92%	0
2015	14.232413	13.993559	-1.68%	0
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.623720	20.632427	10.79%	0
2019	15.757704	18.623720	18.19%	0
2018	16.988478	15.757704	-7.24%	0
2017	15.092489	16.988478	12.56%	0
2016	14.199172	15.092489	6.29%	0
2015	14.414616	14.199172	-1.49%	0
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.295117	21.347436	0.25%	0
2019	17.489485	21.295117	21.76%	0
2018	19.888680	17.489485	-12.06%	0
2017	17.609329	19.888680	12.94%	0
2016	14.582469	17.609329	20.76%	0
2015	15.550580	14.582469	-6.23%	0
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.814887	20.402809	2.97%	0
2019	18.026175	19.814887	9.92%	0
2018	19.108535	18.026175	-5.66%	0
2017	18.278930	19.108535	4.54%	0
2016	15.806265	18.278930	15.64%	0
2015	16.724324	15.806265	-5.49%	0
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.723297	22.142712	-2.56%	0
2019	18.839260	22.723297	20.62%	0
2018	21.924087	18.839260	-14.07%	0
2017	21.485010	21.924087	2.04%	0
2016	17.245088	21.485010	24.59%	0
2015	18.767632	17.245088	-8.11%	0
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.220024	23.831287	2.63%	0
2019	18.624639	23.220024	24.67%	0
2018	21.751453	18.624639	-14.38%	0
2017	19.439249	21.751453	11.89%	0
2016	15.584811	19.439249	24.73%	0
2015	16.992733	15.584811	-8.29%	0
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.341317	27.682926	29.72%	0
2019	17.256662	21.341317	23.67%	0
2018	19.553956	17.256662	-11.75%	0
2017	16.236994	19.553956	20.43%	0
2016	14.543423	16.236994	11.64%	0
2015	14.973742	14.543423	-2.87%	0
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.253815	32.904757	35.67%	0
2019	18.404884	24.253815	31.78%	0
2018	19.411351	18.404884	-5.18%	0
2017	15.161377	19.411351	28.03%	0
2016	14.171342	15.161377	6.99%	0
2015	13.652210	14.171342	3.80%	0
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.594609	33.050877	40.08%	0
2019	17.533562	23.594609	34.57%	0
2018	18.490474	17.533562	-5.18%	0
2017	14.755713	18.490474	25.31%	0
2016	14.662462	14.755713	0.64%	0
2015	14.190405	14.662462	3.33%	0
2014	13.298774	14.190405	6.70%	0
2013	9.644075	13.298774	37.90%	0
2012*	10.000000	9.644075	-3.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.769992	38.801999	39.73%	0
2019	20.686215	27.769992	34.24%	0
2018	21.875560	20.686215	-5.44%	0
2017	17.500306	21.875560	25.00%	0
2016	17.432481	17.500306	0.39%	0
2015	16.912565	17.432481	3.07%	0
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	37.071264	49.825149	34.40%	0
2019	27.661578	37.071264	34.02%	0
2018	29.822551	27.661578	-7.25%	0
2017	23.894291	29.822551	24.81%	0
2016	24.828581	23.894291	-3.76%	0
2015	24.368801	24.828581	1.89%	0
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	24.271179	27.190752	12.03%	0
2019	19.126051	24.271179	26.90%	0
2018	21.454638	19.126051	-10.85%	0
2017	19.264386	21.454638	11.37%	0
2016	17.754453	19.264386	8.50%	0
2015	19.148037	17.754453	-7.28%	0
2014	17.993594	19.148037	6.42%	0
2013	14.147911	17.993594	27.18%	0
2012	12.625774	14.147911	12.06%	0
2011	12.838765	12.625774	-1.66%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.665466	52.143518	38.44%	3,516
2019	27.466259	37.665466	37.13%	3,597
2018	29.723501	27.466259	-7.59%	3,793
2017	23.452810	29.723501	26.74%	4,454
2016	23.289459	23.452810	0.70%	5,175
2015	22.201494	23.289459	4.90%	6,335
2014	21.328823	22.201494	4.09%	6,671
2013	15.939683	21.328823	33.81%	9,489
2012	13.911443	15.939683	14.58%	11,421
2011	13.983946	13.911443	-0.52%	13,224
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.632584	46.33%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.733113	18.104071	8.19%	0
2019	14.127938	16.733113	18.44%	0
2018	15.867083	14.127938	-10.96%	0
2017	14.522328	15.867083	9.26%	0
2016	12.818936	14.522328	13.29%	0
2015	13.333221	12.818936	-3.86%	0
2014	12.427283	13.333221	7.29%	0
2013	10.088640	12.427283	23.18%	0
2012	9.107658	10.088640	10.77%	0
2011*	10.000000	9.107658	-8.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.650921	33.472512	25.60%	24,540
2019	20.551425	26.650921	29.68%	27,758
2018	24.058572	20.551425	-14.58%	29,986
2017	17.889327	24.058572	34.49%	35,594
2016	18.164536	17.889327	-1.52%	39,017
2015	17.759462	18.164536	2.28%	42,393
2014	17.643816	17.759462	0.66%	47,661
2013	14.084525	17.643816	25.27%	26,103
2012	11.803936	14.084525	19.32%	35,162
2011	13.079901	11.803936	-9.76%	48,648
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.430823	13.313492	-13.72%	0
2019	12.749374	15.430823	21.03%	0
2018	13.807243	12.749374	-7.66%	0
2017	12.411507	13.807243	11.25%	0
2016	12.360607	12.411507	0.41%	0
2015	12.750342	12.360607	-3.06%	0
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.914641	11.105230	1.75%	0
2019	10.010602	10.914641	9.03%	0
2018	10.642292	10.010602	-5.94%	0
2017	10.176541	10.642292	4.58%	0
2016	9.707376	10.176541	4.83%	0
2015	10.093391	9.707376	-3.82%	0
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.732747	31.234971	12.63%	0
2019	21.269985	27.732747	30.38%	0
2018	21.424006	21.269985	-0.72%	0
2017	18.796491	21.424006	13.98%	0
2016	21.573954	18.796491	-12.87%	0
2015	21.252548	21.573954	1.51%	0
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.398117	29.611120	12.17%	0
2019	20.865468	26.398117	26.52%	0
2018	24.942126	20.865468	-16.34%	0
2017	20.606460	24.942126	21.04%	0
2016	21.035601	20.606460	-2.04%	0
2015	21.890660	21.035601	-3.91%	0
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	32.194197	36.095942	12.12%	5,625
2019	24.770836	32.194197	29.97%	5,821
2018	27.331365	24.770836	-9.37%	7,293
2017	23.757185	27.331365	15.04%	11,253
2016	21.629631	23.757185	9.84%	12,932
2015	21.273293	21.629631	1.68%	12,973
2014	19.528940	21.273293	8.93%	15,220
2013	15.060940	19.528940	29.67%	17,395
2012	13.096753	15.060940	15.00%	21,393
2011	13.311181	13.096753	-1.61%	27,187
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.307731	17.481388	7.20%	0
2019	13.254346	16.307731	23.04%	0
2018	15.238779	13.254346	-13.02%	0
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	821
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.055029	26.027138	18.01%	53
2019	17.722352	22.055029	24.45%	60
2018	20.085835	17.722352	-11.77%	87
2017	17.880266	20.085835	12.34%	93
2016	15.391515	17.880266	16.17%	114
2015	16.622395	15.391515	-7.40%	86
2014	15.091695	16.622395	10.14%	1,329
2013	10.876023	15.091695	38.76%	1,302
2012	9.368203	10.876023	16.10%	126
2011	9.735621	9.368203	-3.77%	2,104

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.858347	12.932900	19.11%	0
2019	8.624239	10.858347	25.90%	0
2018	10.895617	8.624239	-20.85%	0
2017	8.756554	10.895617	24.43%	0
2016	9.146919	8.756554	-4.27%	0
2015	9.015644	9.146919	1.46%	0
2014*	10.000000	9.015644	-9.84%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.035638	34.777275	12.06%	345
2019	25.899757	31.035638	19.83%	549
2018	27.837394	25.899757	-6.96%	711
2017	23.918137	27.837394	16.39%	1,374
2016	24.946678	23.918137	-4.12%	1,434
2015	27.661144	24.946678	-9.81%	1,466
2014	29.673349	27.661144	-6.78%	1,716
2013	24.099106	29.673349	23.13%	6,432
2012	20.550976	24.099106	17.27%	5,687
2011	22.506313	20.550976	-8.69%	5,707
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.566948	29.804258	4.33%	878
2019	26.109098	28.566948	9.41%	949
2018	27.109320	26.109098	-3.69%	1,091
2017	25.824187	27.109320	4.98%	1,165
2016	22.586805	25.824187	14.33%	1,933
2015	24.551151	22.586805	-8.00%	1,907
2014	24.483997	24.551151	0.27%	1,985
2013	22.517816	24.483997	8.73%	3,299
2012	19.289093	22.517816	16.74%	1,557
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.602034	55.131976	46.62%	517
2019	27.702697	37.602034	35.73%	769
2018	28.172159	27.702697	-1.67%	916
2017	22.560848	28.172159	24.87%	928
2016	21.605385	22.560848	4.42%	976
2015	23.303703	21.605385	-7.29%	1,020
2014	21.954894	23.303703	6.14%	1,072
2013	17.171084	21.954894	27.86%	1,118
2012	15.367136	17.171084	11.74%	916
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.434719	11.320374	8.49%	0
2019	9.704064	10.434719	7.53%	0
2018	9.991251	9.704064	-2.87%	0
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	2,727
2015*	10.000000	9.766197	-2.34%	4,945

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.331435	37.392577	36.81%	17,264
2019	20.296207	27.331435	34.66%	20,389
2018	20.279545	20.296207	0.08%	21,964
2017	15.852974	20.279545	27.92%	25,131
2016	15.803069	15.852974	0.32%	27,557
2015	14.347335	15.803069	10.15%	29,099
2014	13.442355	14.347335	6.73%	31,013
2013	10.437203	13.442355	28.79%	49,432
2012	8.564033	10.437203	21.87%	50,796
2011	9.352218	8.564033	-8.43%	55,084
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.938829	25.123597	48.32%	7,534
2019	11.886637	16.938829	42.50%	9,347
2018	11.972189	11.886637	-0.71%	9,412
2017	8.395455	11.972189	42.60%	10,853
2016	7.493592	8.395455	12.04%	9,431
2015	7.277358	7.493592	2.97%	10,534
2014	6.763459	7.277358	7.60%	13,229
2013	5.076707	6.763459	33.23%	14,621
2012	4.330243	5.076707	17.24%	16,764
2011	4.817615	4.330243	-10.12%	9,970
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.276527	15.157283	14.17%	8,806
2019	10.648512	13.276527	24.68%	9,261
2018	12.753082	10.648512	-16.50%	11,705
2017	9.907730	12.753082	28.72%	12,417
2016	10.792305	9.907730	-8.20%	14,149
2015	12.026751	10.792305	-10.26%	16,287
2014	13.905104	12.026751	-13.51%	16,174
2013	12.365220	13.905104	12.45%	21,267
2012	11.103275	12.365220	11.37%	27,365
2011	16.676529	11.103275	-33.42%	6,880
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.391013	31.990613	-1.24%	2,068
2019	25.968232	32.391013	24.73%	2,435
2018	29.936319	25.968232	-13.26%	2,563
2017	26.740857	29.936319	11.95%	3,033
2016	23.692742	26.740857	12.87%	3,115
2015	24.734804	23.692742	-4.21%	3,195
2014	21.837872	24.734804	13.27%	5,214
2013	16.774444	21.837872	30.19%	14,862
2012	14.162045	16.774444	18.45%	13,658
2011	14.087429	14.162045	0.53%	12,155

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.335445	10.040360	-2.86%	0
2019	8.890569	10.335445	16.25%	0
2018	11.094857	8.890569	-19.87%	0
2017	8.820307	11.094857	25.79%	1,543
2016	7.421179	8.820307	18.85%	0
2015	9.434032	7.421179	-21.34%	0
2014*	10.000000	9.434032	-5.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.568835	11.172116	5.71%	0
2019	9.907472	10.568835	6.68%	0
2018	10.173897	9.907472	-2.62%	0
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.478337	49.392565	43.26%	0
2019	24.801871	34.478337	39.02%	0
2018	25.647941	24.801871	-3.30%	0
2017	20.631108	25.647941	24.32%	0
2016	19.270120	20.631108	7.06%	633
2015	20.012898	19.270120	-3.71%	804
2014	21.986122	20.012898	-8.97%	804
2013	15.821877	21.986122	38.96%	1,085
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.274866	30.749823	1.57%	1,154
2019	23.757289	30.274866	27.43%	1,758
2018	26.935502	23.757289	-11.80%	1,972
2017	23.325552	26.935502	15.48%	2,710
2016	20.833715	23.325552	11.96%	2,458
2015	21.372098	20.833715	-2.52%	8,917
2014	19.708839	21.372098	8.44%	8,864
2013	14.771217	19.708839	33.43%	11,772
2012	12.954465	14.771217	14.02%	12,547
2011	13.226366	12.954465	-2.06%	24,376
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.835917	12.315349	13.65%	0
2019*	10.000000	10.835917	8.36%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.660488	25.620747	18.28%	2,319
2019	17.518591	21.660488	23.64%	2,932
2018	19.723043	17.518591	-11.18%	3,233
2017	15.804161	19.723043	24.80%	3,499
2016	15.466300	15.804161	2.18%	3,384
2015	14.783438	15.466300	4.62%	4,111
2014	14.855551	14.783438	-0.49%	5,184
2013	11.828295	14.855551	25.59%	5,037
2012	10.369104	11.828295	14.07%	4,446
2011	10.728047	10.369104	-3.35%	1,539
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.295475	32.95%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.607337	36.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.370997	15.243995	6.07%	0
2019	13.171577	14.370997	9.11%	0
2018	13.474689	13.171577	-2.25%	0
2017	12.888533	13.474689	4.55%	0
2016	12.343212	12.888533	4.42%	0
2015	12.626125	12.343212	-2.24%	0
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	1,083
2012	11.263214	12.128803	7.69%	1,083
2011	10.833986	11.263214	3.96%	1,083
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	48.156478	50.013496	3.86%	1,625
2019	42.834651	48.156478	12.42%	1,637
2018	46.784387	42.834651	-8.44%	3,725
2017	43.335101	46.784387	7.96%	3,777
2016	39.833450	43.335101	8.79%	4,626
2015	40.937936	39.833450	-2.70%	4,891
2014	40.420317	40.937936	1.28%	4,969
2013	45.016536	40.420317	-10.21%	5,501
2012	38.784080	45.016536	16.07%	5,981
2011	36.823282	38.784080	5.32%	6,295
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.728526	11.375149	-3.01%	0
2019	9.321553	11.728526	25.82%	0
2018	10.285437	9.321553	-9.37%	0
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.690032	20.398815	9.14%	0
2019	16.127919	18.690032	15.89%	0
2018	17.531953	16.127919	-8.01%	0
2017	15.344389	17.531953	14.26%	0
2016	14.769543	15.344389	3.89%	0
2015	16.035239	14.769543	-7.89%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.353470	23.982296	12.31%	0
2019	17.500316	21.353470	22.02%	0
2018	19.162658	17.500316	-8.67%	0
2017	16.570403	19.162658	15.64%	0
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	999
2013	13.275050	17.232436	29.81%	999
2012	11.002007	13.275050	20.66%	1,058
2011	11.283324	11.002007	-2.49%	1,492
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.453110	33.371474	48.63%	2,271
2019	17.137282	22.453110	31.02%	2,492
2018	20.848825	17.137282	-17.80%	2,857
2017	16.845266	20.848825	23.77%	3,419
2016	17.489521	16.845266	-3.68%	3,772
2015	17.861704	17.489521	-2.08%	3,813
2014	18.337031	17.861704	-2.59%	4,006
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.296206	21.265488	10.21%	714
2019	16.235731	19.296206	18.85%	714
2018	17.365896	16.235731	-6.51%	2,080
2017	15.240492	17.365896	13.95%	1,879
2016	14.208866	15.240492	7.26%	1,879
2015	14.299178	14.208866	-0.63%	1,879
2014	13.840957	14.299178	3.31%	1,879
2013	11.409307	13.840957	21.31%	1,366
2012	10.020388	11.409307	13.86%	7,126
2011	10.089236	10.020388	-0.68%	8,002

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.064110	12.963930	7.46%	0
2019	11.249684	12.064110	7.24%	0
2018	11.557677	11.249684	-2.66%	0
2017	11.379622	11.557677	1.56%	0
2016	11.265560	11.379622	1.01%	0
2015	11.475254	11.265560	-1.83%	3,912
2014	11.108794	11.475254	3.30%	20
2013	11.587676	11.108794	-4.13%	949
2012	11.219328	11.587676	3.28%	2,499
2011	10.783999	11.219328	4.04%	7,219
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.811455	30.443345	27.85%	327
2019	17.954280	23.811455	32.62%	346
2018	20.146206	17.954280	-10.88%	361
2017	15.632004	20.146206	28.88%	441
2016	15.855794	15.632004	-1.41%	425
2015	15.124041	15.855794	4.84%	10,207
2014	15.092915	15.124041	0.21%	10,238
2013	11.923253	15.092915	26.58%	9,451
2012	9.925368	11.923253	20.13%	9,467
2011	11.121844	9.925368	-10.76%	13,915
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.616445	38.187475	49.07%	310
2019	19.981370	25.616445	28.20%	429
2018	20.442305	19.981370	-2.25%	578
2017	16.255186	20.442305	25.76%	1,529
2016	15.145964	16.255186	7.32%	640
2015	14.462710	15.145964	4.72%	11,290
2014	13.600737	14.462710	6.34%	11,326
2013	10.664096	13.600737	27.54%	13,295
2012	9.231445	10.664096	15.52%	14,557
2011	9.842687	9.231445	-6.21%	34,441
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.449601	22.754035	11.27%	0
2019	16.537434	20.449601	23.66%	1,616
2018	17.183320	16.537434	-3.76%	1,846
2017	14.321589	17.183320	19.98%	1,981
2016	13.101235	14.321589	9.31%	2,102
2015	13.171150	13.101235	-0.53%	3,965
2014	12.143349	13.171150	8.46%	3,356
2013	9.280938	12.143349	30.84%	2,508
2012	8.057376	9.280938	15.19%	3,170
2011	8.375360	8.057376	-3.80%	3,993

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.374405	19.838424	2.40%	3,758
2019	18.035779	19.374405	7.42%	4,444
2018	18.770841	18.035779	-3.92%	5,313
2017	17.939386	18.770841	4.63%	5,595
2016	16.779393	17.939386	6.91%	7,004
2015	17.559771	16.779393	-4.44%	9,781
2014	17.178160	17.559771	2.22%	7,948
2013	17.656018	17.178160	-2.71%	8,881
2012	15.985585	17.656018	10.45%	10,846
2011	15.390983	15.985585	3.86%	14,165
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.766131	32.322673	8.59%	3,363
2019	23.394059	29.766131	27.24%	3,576
2018	23.777338	23.394059	-1.61%	5,773
2017	20.048202	23.777338	18.60%	6,057
2016	18.290183	20.048202	9.61%	8,163
2015	18.415329	18.290183	-0.68%	9,670
2014	16.687582	18.415329	10.35%	10,719
2013	12.935602	16.687582	29.01%	14,841
2012	11.510291	12.935602	12.38%	16,672
2011	11.635530	11.510291	-1.08%	19,465
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.492608	27.014762	1.97%	2,747
2019	21.147638	26.492608	25.27%	4,268
2018	23.175114	21.147638	-8.75%	4,495
2017	19.958967	23.175114	16.11%	5,027
2016	17.205108	19.958967	16.01%	5,355
2015	18.660310	17.205108	-7.80%	6,693
2014	17.371104	18.660310	7.42%	7,425
2013	13.014897	17.371104	33.47%	8,247
2012	11.165367	13.014897	16.56%	7,713
2011	11.616664	11.165367	-3.88%	8,065
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.954994	13.474995	12.71%	0
2019	10.569705	11.954994	13.11%	0
2018	11.736770	10.569705	-9.94%	0
2017	10.070634	11.736770	16.54%	0
2016*	10.000000	10.070634	0.71%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.382124	18.144613	10.76%	0
2019	13.430483	16.382124	21.98%	0
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	0
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.701469	15.866600	7.93%	1,407
2019	12.859878	14.701469	14.32%	1,407
2018	13.939075	12.859878	-7.74%	1,407
2017	12.641582	13.939075	10.26%	1,407
2016	12.107042	12.641582	4.42%	1,407
2015	12.435649	12.107042	-2.64%	1,407
2014	12.117125	12.435649	2.63%	1,407
2013	10.739944	12.117125	12.82%	1,407
2012	9.827937	10.739944	9.28%	1,407
2011	10.123577	9.827937	-2.92%	1,877
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.832681	17.365838	9.68%	0
2019	13.381603	15.832681	18.32%	0
2018	14.808819	13.381603	-9.64%	0
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	0
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.875798	13.631799	5.87%	9,492
2019	11.823523	12.875798	8.90%	9,492
2018	12.338275	11.823523	-4.17%	9,667
2017	11.788755	12.338275	4.66%	9,861
2016	11.451654	11.788755	2.94%	10,045
2015	11.723899	11.451654	-2.32%	10,233
2014	11.529829	11.723899	1.68%	10,428
2013	11.166474	11.529829	3.25%	10,618
2012	10.556847	11.166474	5.77%	13,963
2011	10.578841	10.556847	-0.21%	14,296

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.310105	12.723865	3.36%	0
2019	10.988105	12.310105	12.03%	0
2018	12.009977	10.988105	-8.51%	0
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.806455	13.528967	5.64%	0
2019	11.276391	12.806455	13.57%	0
2018	12.333131	11.276391	-8.57%	0
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.316910	16.682973	8.92%	0
2019	13.175352	15.316910	16.25%	0
2018	14.412127	13.175352	-8.58%	0
2017	12.850669	14.412127	12.15%	0
2016	12.234537	12.850669	5.04%	0
2015	12.567429	12.234537	-2.65%	9,264
2014	12.213602	12.567429	2.90%	12,225
2013	10.536222	12.213602	15.92%	11,519
2012	9.529175	10.536222	10.57%	13,336
2011	9.915082	9.529175	-3.89%	15,745
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.092953	17.776923	10.46%	0
2019	13.380078	16.092953	20.28%	0
2018	15.026958	13.380078	-10.96%	0
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	1,602
2012	8.885150	10.017858	12.75%	1,602
2011	9.471826	8.885150	-6.19%	1,602

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.185568	15.222584	7.31%	0
2019	12.612433	14.185568	12.47%	0
2018	13.459795	12.612433	-6.30%	0
2017	12.447526	13.459795	8.13%	0
2016	11.933614	12.447526	4.31%	0
2015	12.258239	11.933614	-2.65%	0
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.243873	15.776940	3.50%	36
2019	13.772071	15.243873	10.69%	43
2018	16.602115	13.772071	-17.05%	437
2017	13.747984	16.602115	20.76%	444
2016	13.816837	13.747984	-0.50%	451
2015	14.611837	13.816837	-5.44%	459
2014	16.166548	14.611837	-9.62%	128
2013	13.680366	16.166548	18.17%	137
2012	11.628298	13.680366	17.65%	580
2011	13.493927	11.628298	-13.83%	592
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.742557	17.43%	3,644
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.453051	14.166058	5.30%	11,701
2019	12.549464	13.453051	7.20%	45,692
2018	12.808343	12.549464	-2.02%	11,701
2017	12.467850	12.808343	2.73%	9,874
2016	12.027027	12.467850	3.67%	14,932
2015	12.311261	12.027027	-2.31%	15,128
2014	11.909386	12.311261	3.37%	8,869
2013	12.338903	11.909386	-3.48%	2,355
2012	11.637659	12.338903	6.03%	3,368
2011	11.094680	11.637659	4.89%	3,368
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.922442	14.938163	7.30%	3,390
2019	12.910242	13.922442	7.84%	3,791
2018	13.314864	12.910242	-3.04%	4,229
2017	13.039576	13.314864	2.11%	4,460
2016	12.823240	13.039576	1.69%	6,685
2015	13.099503	12.823240	-2.11%	6,916
2014	12.692890	13.099503	3.20%	7,159
2013	13.169096	12.692890	-3.62%	5,997
2012	12.494405	13.169096	5.40%	6,883
2011	11.972943	12.494405	4.36%	1,248

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.565858	10.785884	2.08%	0
2019	10.074180	10.565858	4.88%	0
2018*	10.000000	10.074180	0.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.405219	27.208197	11.49%	4,251
2019	20.173178	24.405219	20.98%	4,348
2018	24.827369	20.173178	-18.75%	5,528
2017	17.829773	24.827369	39.25%	5,500
2016	16.820841	17.829773	6.00%	5,474
2015	20.349601	16.820841	-17.34%	5,238
2014	21.885691	20.349601	-7.02%	5,548
2013	22.076943	21.885691	-0.87%	212
2012	19.141077	22.076943	15.34%	212
2011	25.058833	19.141077	-23.62%	212
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	24.179057	25.223381	4.32%	7,555
2019	21.415407	24.179057	12.90%	9,355
2018	22.438499	21.415407	-4.56%	10,796
2017	21.359092	22.438499	5.05%	11,540
2016	19.013755	21.359092	12.33%	13,007
2015	19.840246	19.013755	-4.17%	13,534
2014	19.661418	19.840246	0.91%	14,268
2013	18.661326	19.661418	5.36%	10,784
2012	16.555539	18.661326	12.72%	11,396
2011	16.205416	16.555539	2.16%	12,706
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.498823	16.178530	4.39%	34,242
2019	14.821473	15.498823	4.57%	35,844
2018	15.071041	14.821473	-1.66%	48,825
2017	15.002718	15.071041	0.46%	57,763
2016	15.133747	15.002718	-0.87%	60,580
2015	15.396576	15.133747	-1.71%	70,933
2014	14.963244	15.396576	2.90%	78,093
2013	15.849345	14.963244	-5.59%	88,012
2012	15.629915	15.849345	1.40%	98,829
2011	14.808948	15.629915	5.54%	124,872
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.111727	9.974166	-1.36%	19,906
2019	10.096292	10.111727	0.15%	16,449
2018	10.120621	10.096292	-0.24%	24,367
2017	10.241568	10.120621	-1.18%	21,310
2016	10.406845	10.241568	-1.59%	30,613
2015	10.576054	10.406845	-1.60%	30,052
2014	10.748021	10.576054	-1.60%	65,671
2013	10.922779	10.748021	-1.60%	43,155
2012	11.100873	10.922779	-1.60%	121,447
2011	11.280871	11.100873	-1.60%	86,919

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.410078	16.368772	6.22%	4,420
2019	13.146828	15.410078	17.22%	4,583
2018	15.633728	13.146828	-15.91%	4,713
2017	12.465082	15.633728	25.42%	4,936
2016	12.558089	12.465082	-0.74%	5,768
2015	13.164777	12.558089	-4.61%	6,839
2014	13.439125	13.164777	-2.04%	7,216
2013	11.590653	13.439125	15.95%	1,262
2012	10.189196	11.590653	13.75%	1,262
2011	11.475116	10.189196	-11.21%	1,262
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.355035	11.969682	5.41%	0
2019	9.521015	11.355035	19.26%	20,605
2018	11.268607	9.521015	-15.51%	27,189
2017	9.201033	11.268607	22.47%	27,189
2016	9.301580	9.201033	-1.08%	27,189
2015	9.585993	9.301580	-2.97%	27,189
2014	10.384440	9.585993	-7.69%	27,189
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.861138	27.598713	11.01%	7,894
2019	20.419407	24.861138	21.75%	9,571
2018	22.769543	20.419407	-10.32%	9,624
2017	19.537941	22.769543	16.54%	9,683
2016	18.137522	19.537941	7.72%	10,837
2015	18.618292	18.137522	-2.58%	16,519
2014	18.022544	18.618292	3.31%	24,123
2013	14.393605	18.022544	25.21%	28,386
2012	12.621030	14.393605	14.04%	38,134
2011	13.350715	12.621030	-5.47%	51,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.234053	19.630029	7.66%	1,134
2019	16.065825	18.234053	13.50%	1,134
2018	17.160723	16.065825	-6.38%	1,134
2017	15.692285	17.160723	9.36%	1,134
2016	15.001263	15.692285	4.61%	2,585
2015	15.271717	15.001263	-1.77%	1,134
2014	14.839596	15.271717	2.91%	1,134
2013	13.296005	14.839596	11.61%	1,134
2012	12.353220	13.296005	7.63%	1,134
2011	12.443560	12.353220	-0.73%	1,512

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.212684	24.396897	9.83%	0
2019	18.820865	22.212684	18.02%	0
2018	20.451985	18.820865	-7.98%	0
2017	18.102804	20.451985	12.98%	0
2016	17.074860	18.102804	6.02%	0
2015	17.445293	17.074860	-2.12%	0
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.939993	15.688157	5.01%	13,603
2019	13.861498	14.939993	7.78%	13,715
2018	14.346851	13.861498	-3.38%	22,641
2017	13.795536	14.346851	4.00%	33,865
2016	13.445935	13.795536	2.60%	40,154
2015	13.628485	13.445935	-1.34%	36,280
2014	13.331440	13.628485	2.23%	37,991
2013	12.923764	13.331440	3.15%	108,187
2012	12.488088	12.923764	3.49%	116,823
2011	12.329323	12.488088	1.29%	130,144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.306977	12.662322	2.89%	0
2019	11.068377	12.306977	11.19%	0
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.886701	13.482935	4.63%	0
2019	11.363487	12.886701	13.40%	0
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.601853	22.369318	8.58%	118,730
2019	17.781487	20.601853	15.86%	126,659
2018	19.160568	17.781487	-7.20%	152,399
2017	17.242331	19.160568	11.13%	171,087
2016	16.353768	17.242331	5.43%	190,121
2015	16.675502	16.353768	-1.93%	200,945
2014	16.111865	16.675502	3.50%	249,013
2013	14.039404	16.111865	14.76%	327,829
2012	12.876064	14.039404	9.03%	378,799
2011	13.090279	12.876064	-1.64%	444,010
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.387544	25.850612	10.53%	20,678
2019	19.509287	23.387544	19.88%	21,894
2018	21.488681	19.509287	-9.21%	23,803
2017	18.715563	21.488681	14.82%	25,774
2016	17.532063	18.715563	6.75%	37,717
2015	17.948138	17.532063	-2.32%	58,269
2014	17.378519	17.948138	3.28%	64,157
2013	14.431578	17.378519	20.42%	69,312
2012	12.892708	14.431578	11.94%	77,102
2011	13.386601	12.892708	-3.69%	135,076
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.928244	19.150205	6.82%	13,023
2019	16.055025	17.928244	11.67%	13,165
2018	16.950111	16.055025	-5.28%	13,874
2017	15.772136	16.950111	7.47%	18,489
2016	15.163137	15.772136	4.02%	19,931
2015	15.414410	15.163137	-1.63%	20,076
2014	14.956216	15.414410	3.06%	31,299
2013	13.755720	14.956216	8.73%	44,494
2012	12.939592	13.755720	6.31%	64,134
2011	12.883786	12.939592	0.43%	67,015
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.452307	11.017861	5.41%	0
2019*	10.000000	10.452307	4.52%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.752544	12.248022	13.91%	0
2019*	10.000000	10.752544	7.53%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.135258	29.615770	28.01%	5,656
2019	18.012292	23.135258	28.44%	7,832
2018	18.888046	18.012292	-4.64%	8,774
2017	14.741613	18.888046	28.13%	9,999
2016	14.659628	14.741613	0.56%	11,294
2015	14.403325	14.659628	1.78%	13,520
2014	13.254315	14.403325	8.67%	21,360
2013	9.996772	13.254315	32.59%	24,667
2012	8.731647	9.996772	14.49%	32,221
2011	9.138925	8.731647	-4.46%	38,733
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.939589	13.635524	5.38%	6,640
2019	11.053176	12.939589	17.07%	7,020
2018	11.802874	11.053176	-6.35%	0
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.889292	15.673888	5.27%	0
2019	12.404517	14.889292	20.03%	0
2018	12.940561	12.404517	-4.14%	0
2017	10.805847	12.940561	19.76%	0
2016	9.978700	10.805847	8.29%	0
2015	10.126626	9.978700	-1.46%	0
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.895286	45.505734	17.00%	41,780
2019	28.723143	38.895286	35.41%	51,142
2018	29.569217	28.723143	-2.86%	61,525
2017	23.602136	29.569217	25.28%	68,617
2016	23.144166	23.602136	1.98%	72,740
2015	22.380650	23.144166	3.41%	85,900
2014	20.904961	22.380650	7.06%	98,842
2013	15.540760	20.904961	34.52%	130,087
2012	13.307463	15.540760	16.78%	146,443
2011	13.832370	13.307463	-3.79%	181,139

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.800535	29.761415	-0.13%	20,017
2019	23.855210	29.800535	24.92%	29,291
2018	26.745682	23.855210	-10.81%	33,769
2017	25.009609	26.745682	6.94%	38,544
2016	21.102132	25.009609	18.52%	43,096
2015	22.403127	21.102132	-5.81%	53,312
2014	20.126996	22.403127	11.31%	57,859
2013	15.507422	20.126996	29.79%	67,206
2012	13.744802	15.507422	12.82%	77,199
2011	13.878093	13.744802	-0.96%	87,096
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.797466	17.97%	12,557
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.930189	64.479292	11.31%	8,318
2019	46.853495	57.930189	23.64%	10,299
2018	53.737374	46.853495	-12.81%	11,827
2017	47.166155	53.737374	13.93%	13,378
2016	39.846321	47.166155	18.37%	13,405
2015	41.547154	39.846321	-4.09%	13,135
2014	38.587614	41.547154	7.67%	14,937
2013	29.474141	38.587614	30.92%	18,403
2012	25.499029	29.474141	15.59%	19,149
2011	26.589338	25.499029	-4.10%	32,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.046382	21.445289	-2.73%	12,487
2019	18.090869	22.046382	21.86%	14,541
2018	21.172012	18.090869	-14.55%	15,963
2017	18.899743	21.172012	12.02%	17,833
2016	16.332646	18.899743	15.72%	18,657
2015	17.091435	16.332646	-4.44%	20,503
2014	14.843036	17.091435	15.15%	25,843
2013	11.117741	14.843036	33.51%	35,253
2012	9.711509	11.117741	14.48%	39,235
2011	10.103648	9.711509	-3.88%	44,281

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	33.316864	46.188856	38.64%	3,661
2019	24.948731	33.316864	33.54%	3,757
2018	27.543787	24.948731	-9.42%	3,910
2017	22.405613	27.543787	22.93%	4,779
2016	21.022986	22.405613	6.58%	5,095
2015	21.204510	21.022986	-0.86%	5,401
2014	20.960019	21.204510	1.17%	7,075
2013	14.762360	20.960019	41.98%	9,601
2012	13.225715	14.762360	11.62%	12,952
2011	13.528039	13.225715	-2.23%	15,723
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	60.309508	62.402218	3.47%	6,212
2019	51.503979	60.309508	17.10%	7,267
2018	63.032614	51.503979	-18.29%	8,215
2017	58.731580	63.032614	7.32%	9,380
2016	47.393422	58.731580	23.92%	9,924
2015	51.250733	47.393422	-7.53%	12,965
2014	48.666654	51.250733	5.31%	13,320
2013	35.226020	48.666654	38.16%	14,736
2012	29.723083	35.226020	18.51%	17,449
2011	31.818823	29.723083	-6.59%	20,445
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.795443	66.152705	20.73%	6,721
2019	44.319284	54.795443	23.64%	7,158
2018	51.558188	44.319284	-14.04%	7,917
2017	46.167248	51.558188	11.68%	8,546
2016	38.194997	46.167248	20.87%	9,532
2015	39.461390	38.194997	-3.21%	11,445
2014	39.778834	39.461390	-0.80%	13,371
2013	28.689353	39.778834	38.65%	15,883
2012	25.243514	28.689353	13.65%	17,040
2011	27.163192	25.243514	-7.07%	21,705
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.586369	23.001800	11.73%	20,742
2019	16.335437	20.586369	26.02%	21,418
2018	17.433405	16.335437	-6.30%	24,420
2017	14.189322	17.433405	22.86%	26,217
2016	12.692875	14.189322	11.79%	26,835
2015	13.040063	12.692875	-2.66%	27,744
2014	12.431672	13.040063	4.89%	34,372
2013	8.784400	12.431672	41.52%	41,894
2012	7.634174	8.784400	15.07%	43,511
2011	8.777979	7.634174	-13.03%	54,922

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.891637	17.732910	11.59%	0
2019	12.608686	15.891637	26.04%	0
2018	13.490418	12.608686	-6.54%	0
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.305310	23.765389	11.55%	40
2019	17.182869	21.305310	23.99%	48
2018	18.537314	17.182869	-7.31%	55
2017	15.881031	18.537314	16.73%	63
2016	14.656493	15.881031	8.35%	71
2015	14.943210	14.656493	-1.92%	80
2014	13.730383	14.943210	8.83%	142
2013	10.055422	13.730383	36.55%	152
2012	9.165383	10.055422	9.71%	957
2011	9.620016	9.165383	-4.73%	970
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.729162	16.505720	-6.90%	42,670
2019	13.785058	17.729162	28.61%	44,743
2018	14.582494	13.785058	-5.47%	51,631
2017	13.914844	14.582494	4.80%	58,465
2016	13.172447	13.914844	5.64%	75,017
2015	14.144423	13.172447	-6.87%	83,466
2014	11.152817	14.144423	26.82%	87,775
2013	10.999223	11.152817	1.40%	94,001
2012	9.654362	10.999223	13.93%	104,268
2011	9.212138	9.654362	4.80%	120,660
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.268059	32.68%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.332256	23.578445	15.97%	0
2019	15.792487	20.332256	28.75%	24,800
2018	16.873020	15.792487	-6.40%	22,834
2017	14.144470	16.873020	19.29%	36,826
2016	12.903330	14.144470	9.62%	36,945
2015	12.990655	12.903330	-0.67%	25,020
2014	11.675089	12.990655	11.27%	23,353
2013*	10.000000	11.675089	16.75%	1,960

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.380358	10.503532	1.19%	1,140
2019	10.134906	10.380358	2.42%	1,200
2018	10.216813	10.134906	-0.80%	1,266
2017	10.221076	10.216813	-0.04%	1,316
2016	10.134303	10.221076	0.86%	1,358
2015	10.334346	10.134303	-1.94%	126
2014	10.450771	10.334346	-1.11%	152
2013	10.609527	10.450771	-1.50%	933
2012	10.415485	10.609527	1.86%	1,548
2011	10.448755	10.415485	-0.32%	3,030
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.314187	20.328494	17.41%	0
2019	14.081052	17.314187	22.96%	0
2018	16.142471	14.081052	-12.77%	24,638
2017	14.366826	16.142471	12.36%	24,638
2016	12.078820	14.366826	18.94%	24,638
2015	12.905266	12.078820	-6.40%	25,296
2014	12.544163	12.905266	2.88%	25,308
2013*	10.000000	12.544163	25.44%	682
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.153892	36.658820	58.33%	15,661
2019	17.143620	23.153892	35.06%	17,687
2018	18.705561	17.143620	-8.35%	18,992
2017	14.881087	18.705561	25.70%	23,346
2016	14.204034	14.881087	4.77%	25,220
2015	14.461772	14.204034	-1.78%	27,745
2014	14.126918	14.461772	2.37%	29,808
2013	10.332508	14.126918	36.72%	32,054
2012	9.138851	10.332508	13.06%	44,137
2011	9.697319	9.138851	-5.76%	53,385
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.419156	19.822807	37.48%	0
2019	11.060891	14.419156	30.36%	0
2018	12.030802	11.060891	-8.06%	0
2017	9.814993	12.030802	22.58%	0
2016	9.575643	9.814993	2.50%	0
2015*	10.000000	9.575643	-4.24%	7,606

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.128075	10.310637	1.80%	433
2019	9.926775	10.128075	2.03%	516
2018	9.987119	9.926775	-0.60%	521
2017	10.059406	9.987119	-0.72%	492
2016	10.099391	10.059406	-0.40%	2,988
2015	10.244781	10.099391	-1.42%	3,050
2014	10.348249	10.244781	-1.00%	2,965
2013	10.452043	10.348249	-0.99%	2,941
2012	10.154782	10.452043	2.93%	10,472
2011	10.289725	10.154782	-1.31%	10,672
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.384176	33.393827	17.65%	2,766
2019	22.914284	28.384176	23.87%	2,766
2018	24.703525	22.914284	-7.24%	2,766
2017	21.197437	24.703525	16.54%	2,766
2016	19.607452	21.197437	8.11%	2,766
2015	20.019094	19.607452	-2.06%	2,766
2014	18.431106	20.019094	8.62%	3,731
2013	13.612073	18.431106	35.40%	4,039
2012	12.465294	13.612073	9.20%	2,766
2011	13.070198	12.465294	-4.63%	3,545
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.698352	12.421487	6.18%	0
2019	10.639140	11.698352	9.96%	841
2018	11.436018	10.639140	-6.97%	960
2017	10.250117	11.436018	11.57%	1,084
2016	9.225722	10.250117	11.10%	1,207
2015	10.324354	9.225722	-10.64%	1,334
2014	10.444724	10.324354	-1.15%	1,460
2013	10.602967	10.444724	-1.49%	1,587
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.825820	12.402276	4.87%	0
2019	10.482205	11.825820	12.82%	0
2018	11.193727	10.482205	-6.36%	0
2017	10.361826	11.193727	8.03%	0
2016	9.300913	10.361826	11.41%	0
2015	9.681128	9.300913	-3.93%	0
2014*	10.000000	9.681128	-3.19%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.712590	12.754023	8.89%	1,710
2019	11.132906	11.712590	5.21%	1,710
2018	11.795411	11.132906	-5.62%	1,710
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	4,028
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	675
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.246072	11.385902	1.24%	15,772
2019	10.997420	11.246072	2.26%	25,396
2018	11.150787	10.997420	-1.38%	27,255
2017	11.191469	11.150787	-0.36%	28,387
2016	11.226438	11.191469	-0.31%	29,629
2015	11.385207	11.226438	-1.39%	42,962
2014	11.484399	11.385207	-0.86%	46,599
2013	11.698304	11.484399	-1.83%	72,163
2012	11.242559	11.698304	4.05%	56,875
2011	11.310867	11.242559	-0.60%	57,333
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.800751	15.170960	9.93%	0
2019	12.934141	13.800751	6.70%	0
2018	13.443110	12.934141	-3.79%	0
2017	13.178491	13.443110	2.01%	0
2016	12.731797	13.178491	3.51%	0
2015	13.298496	12.731797	-4.26%	0
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.248143	10.300015	0.51%	3,526
2019	10.141336	10.248143	1.05%	3,526
2018	10.162124	10.141336	-0.20%	3,526
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.969528	17.071497	6.90%	0
2019	14.977803	15.969528	6.62%	0
2018	15.304683	14.977803	-2.14%	0
2017	14.823322	15.304683	3.25%	0
2016	14.669696	14.823322	1.05%	0
2015	14.843583	14.669696	-1.17%	0
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.376125	12.149091	6.79%	8,864
2019	10.680267	11.376125	6.52%	9,418
2018	10.924265	10.680267	-2.23%	9,709
2017	10.591226	10.924265	3.14%	14,142
2016	10.491897	10.591226	0.95%	15,319
2015	10.626842	10.491897	-1.27%	15,318
2014	10.367567	10.626842	2.50%	11,410
2013	10.756996	10.367567	-3.62%	11,600
2012	9.983857	10.756996	7.74%	5,039
2011*	10.000000	9.983857	-0.16%	1,605
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.981413	13.215703	10.30%	0
2019	9.729065	11.981413	23.15%	0
2018	12.224835	9.729065	-20.42%	0
2017	9.814312	12.224835	24.56%	0
2016*	10.000000	9.814312	-1.86%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.476569	34.77%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.876434	28.76%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.270480	17.383350	21.81%	0
2019	12.130837	14.270480	17.64%	0
2018	13.555378	12.130837	-10.51%	0
2017	13.096146	13.555378	3.51%	0
2016	11.117089	13.096146	17.80%	0
2015	12.905720	11.117089	-13.86%	0
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.112005	54.838878	27.20%	3,998
2019	34.061263	43.112005	26.57%	4,347
2018	34.324050	34.061263	-0.77%	4,505
2017	27.398763	34.324050	25.28%	5,644
2016	31.184755	27.398763	-12.14%	6,318
2015	28.177929	31.184755	10.67%	8,397
2014	21.822141	28.177929	29.13%	6,965
2013	14.734130	21.822141	48.11%	11,239
2012	11.430744	14.734130	28.90%	7,181
2011	10.523301	11.430744	8.62%	3,260
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	65.334311	75.378279	15.37%	615
2019	50.841202	65.334311	28.51%	622
2018	67.534450	50.841202	-24.72%	685
2017	45.439029	67.534450	48.63%	785
2016	46.128489	45.439029	-1.49%	865
2015	54.505588	46.128489	-15.37%	888
2014	55.622802	54.505588	-2.01%	908
2013	50.461538	55.622802	10.23%	1,485
2012	39.507337	50.461538	27.73%	1,340
2011	54.064138	39.507337	-26.93%	724
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.694838	6.658767	16.93%	8,440
2019	5.188386	5.694838	9.76%	8,418
2018	7.367245	5.188386	-29.57%	7,534
2017	7.637256	7.367245	-3.54%	9,371
2016	5.411695	7.637256	41.13%	8,207
2015	8.286172	5.411695	-34.69%	5,948
2014	10.441073	8.286172	-20.64%	4,718
2013	9.620384	10.441073	8.53%	4,159
2012*	10.000000	9.620384	-3.80%	4,029
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	26.124287	30.619304	17.21%	513
2019	23.732281	26.124287	10.08%	557
2018	33.630455	23.732281	-29.43%	578
2017	34.766086	33.630455	-3.27%	960
2016	24.584035	34.766086	41.42%	1,071
2015	37.540671	24.584035	-34.51%	2,071
2014	47.161318	37.540671	-20.40%	2,156
2013	43.360592	47.161318	8.77%	3,132
2012	42.624120	43.360592	1.73%	4,254
2011	51.845154	42.624120	-17.79%	1,502
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.772559	10.435925	-3.12%	0
2019*	10.000000	10.772559	7.73%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.602447	55.277119	55.26%	2,139
2019	28.984679	35.602447	22.83%	2,633
2018	29.078072	28.984679	-0.32%	3,042
2017	23.478369	29.078072	23.85%	3,404
2016	22.143667	23.478369	6.03%	3,800
2015	23.171692	22.143667	-4.44%	4,129
2014	23.999159	23.171692	-3.45%	4,602
2013	16.234487	23.999159	47.83%	1,131
2012	15.295201	16.234487	6.14%	1,050
2011	16.292339	15.295201	-6.12%	1,105

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.764041	33.207287	1.35%	255
2019	27.784030	32.764041	17.92%	255
2018	33.354678	27.784030	-16.70%	251
2017	30.051069	33.354678	10.99%	251
2016	24.483675	30.051069	22.74%	251
2015	26.397570	24.483675	-7.25%	251
2014	24.636453	26.397570	7.15%	251
2013	18.199975	24.636453	35.37%	251
2012	15.620945	18.199975	16.51%	251
2011	17.381158	15.620945	-10.13%	649
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.512281	14.559092	7.75%	1,012
2019	12.615844	13.512281	7.11%	1,324
2018	13.200773	12.615844	-4.43%	1,351
2017	12.946281	13.200773	1.97%	1,373
2016	12.609643	12.946281	2.67%	1,540
2015	13.145664	12.609643	-4.08%	1,566
2014	12.939239	13.145664	1.60%	2,746
2013	14.375290	12.939239	-9.99%	2,771
2012	13.611707	14.375290	5.61%	2,798
2011	12.384804	13.611707	9.91%	2,828
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.192827	32.101580	9.96%	6,079
2019	23.947295	29.192827	21.90%	6,897
2018	26.147039	23.947295	-8.41%	6,903
2017	22.064198	26.147039	18.50%	8,876
2016	19.767858	22.064198	11.62%	9,141
2015	21.296525	19.767858	-7.18%	9,630
2014	19.247220	21.296525	10.65%	12,635
2013	14.408594	19.247220	33.58%	11,724
2012	12.768265	14.408594	12.85%	13,027
2011	12.590202	12.768265	1.41%	13,996

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	21.917648	27.134758	23.80%	0
2019	17.353358	21.917648	26.30%	0
2018	20.814434	17.353358	-16.63%	0
2017	16.129127	20.814434	29.05%	0
2016	17.353149	16.129127	-7.05%	0
2015	17.511528	17.353149	-0.90%	0
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.113655	26.989030	-0.46%	1,506
2019	21.346035	27.113655	27.02%	1,476
2018	24.902750	21.346035	-14.28%	1,470
2017	22.668395	24.902750	9.86%	1,459
2016	18.759978	22.668395	20.83%	1,456
2015	19.352003	18.759978	-3.06%	1,766
2014	16.900973	19.352003	14.50%	1,793
2013	13.207044	16.900973	27.97%	2,272
2012	11.544189	13.207044	14.40%	558
2011	11.819444	11.544189	-2.33%	1,032
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	39.878319	39.603474	-0.69%	0
2019	31.918359	39.878319	24.94%	0
2018	35.726136	31.918359	-10.66%	0
2017	33.401916	35.726136	6.96%	0
2016	28.187789	33.401916	18.50%	0
2015	29.818974	28.187789	-5.47%	0
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.989821	27.344792	30.28%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	0
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	0
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	0
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	1,049
2019	15.189333	17.591165	15.81%	1,097
2018	16.712206	15.189333	-9.11%	1,115
2017	14.943288	16.712206	11.84%	1,136
2016	14.636371	14.943288	2.10%	1,161
2015	15.032422	14.636371	-2.63%	2,035
2014	14.994880	15.032422	0.25%	2,058
2013	13.325434	14.994880	12.53%	3,276
2012	12.321456	13.325434	8.15%	3,253
2011	13.000998	12.321456	-5.23%	2,114
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	136
2016	10.415622	11.801561	13.31%	182
2015	10.863731	10.415622	-4.12%	216
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.641343	36.605800	8.81%	2,173
2019	27.988651	33.641343	20.20%	2,196
2018	31.267371	27.988651	-10.49%	2,202
2017	28.282460	31.267371	10.55%	2,251
2016	22.871418	28.282460	23.66%	2,321
2015	23.809805	22.871418	-3.94%	2,509
2014	23.029788	23.809805	3.39%	3,170
2013	16.640715	23.029788	38.39%	2,747
2012	14.619211	16.640715	13.83%	3,359
2011	14.780793	14.619211	-1.09%	3,430

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.724395	37.980334	16.06%	8,038
2019	25.363876	32.724395	29.02%	15,400
2018	27.045498	25.363876	-6.22%	15,416
2017	22.624598	27.045498	19.54%	26,133
2016	20.592346	22.624598	9.87%	26,672
2015	20.708562	20.592346	-0.56%	26,897
2014	18.563872	20.708562	11.55%	30,036
2013	14.296365	18.563872	29.85%	35,599
2012	12.560075	14.296365	13.82%	36,308
2011	12.534993	12.560075	0.20%	37,780
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.677424	31.351165	22.10%	3,604
2019	19.431681	25.677424	32.14%	3,594
2018	20.669420	19.431681	-5.99%	3,934
2017	18.221165	20.669420	13.44%	5,766
2016	16.784834	18.221165	8.56%	5,683
2015	17.629661	16.784834	-4.79%	5,953
2014	15.799893	17.629661	11.58%	5,663
2013	11.957972	15.799893	32.13%	6,157
2012	10.858741	11.957972	10.12%	7,276
2011	10.941923	10.858741	-0.76%	9,253
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.243647	39.224042	21.65%	3,422
2019	24.089052	32.243647	33.85%	3,437
2018	26.297493	24.089052	-8.40%	4,808
2017	20.997999	26.297493	25.24%	4,843
2016	19.785458	20.997999	6.13%	5,136
2015	20.626571	19.785458	-4.08%	6,250
2014	19.402623	20.626571	6.31%	5,526
2013	16.290220	19.402623	19.11%	6,401
2012	14.999638	16.290220	8.60%	6,828
2011	13.989924	14.999638	7.22%	6,411
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	20.786221	24.510028	17.91%	0
2019	17.355237	20.786221	19.77%	0
2018	21.808713	17.355237	-20.42%	0
2017	17.784290	21.808713	22.63%	0
2016	15.445135	17.784290	15.14%	0
2015	16.070177	15.445135	-3.89%	0
2014	16.083398	16.070177	-0.08%	0
2013	11.008542	16.083398	46.10%	0
2012	9.284438	11.008542	18.57%	0
2011	10.957081	9.284438	-15.27%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	0
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	458
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.861837	10.896178	0.32%	471
2019	10.313958	10.861837	5.31%	471
2018	10.496970	10.313958	-1.74%	471
2017	10.317425	10.496970	1.74%	471
2016	9.628675	10.317425	7.15%	471
2015	9.888323	9.628675	-2.63%	471
2014*	10.000000	9.888323	-1.12%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.388594	19.553587	6.34%	4,510
2019	17.083753	18.388594	7.64%	5,170
2018	17.475567	17.083753	-2.24%	5,499
2017	17.078720	17.475567	2.32%	5,605
2016	16.724858	17.078720	2.12%	5,604
2015	17.046953	16.724858	-1.89%	7,155
2014	16.699511	17.046953	2.08%	10,658
2013	16.805740	16.699511	-0.63%	14,112
2012	15.574255	16.805740	7.91%	14,395
2011	15.482982	15.574255	0.59%	18,599
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.729310	18.492326	10.54%	0
2019	14.663854	16.729310	14.09%	0
2018	15.549476	14.663854	-5.70%	793
2017	13.991882	15.549476	11.13%	793
2016	13.512821	13.991882	3.55%	793
2015	13.782506	13.512821	-1.96%	793
2014	13.429615	13.782506	2.63%	793
2013	12.042126	13.429615	11.52%	793
2012	10.963498	12.042126	9.84%	793
2011	11.178791	10.963498	-1.93%	793
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.448937	19.720788	13.02%	316
2019	14.783607	17.448937	18.03%	1,635
2018	15.988712	14.783607	-7.54%	1,584
2017	13.957265	15.988712	14.55%	1,584
2016	13.382146	13.957265	4.30%	1,584
2015	13.656702	13.382146	-2.01%	1,584
2014	13.267015	13.656702	2.94%	1,584
2013	11.633446	13.267015	14.04%	1,584
2012	10.450818	11.633446	11.32%	1,542
2011	10.746652	10.450818	-2.75%	1,498
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.724585	21.501609	14.83%	0
2019	15.307600	18.724585	22.32%	0
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	149
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	823
2019	11.173204	13.638857	22.07%	757
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	46.203494	59.269594	28.28%	0
2019	35.738912	46.203494	29.28%	0
2018	38.863105	35.738912	-8.04%	0
2017	32.450869	38.863105	19.76%	0
2016	30.574740	32.450869	6.14%	0
2015	30.915249	30.574740	-1.10%	0
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.314340	45.232750	28.09%	0
2019	27.352302	35.314340	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.039826	5.307011	-33.99%	1,684
2019	7.443450	8.039826	8.01%	1,561
2018	10.060980	7.443450	-26.02%	1,504
2017	10.521292	10.060980	-4.38%	1,443
2016	8.012607	10.521292	31.31%	1,394
2015	10.280416	8.012607	-22.06%	2,007
2014	11.982777	10.280416	-14.21%	3,813
2013	9.814082	11.982777	22.10%	4,012
2012	9.528029	9.814082	3.00%	4,138
2011	10.218924	9.528029	-6.76%	4,853
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.530966	30.944784	4.79%	6,048
2019	23.582477	29.530966	25.22%	6,967
2018	26.179613	23.582477	-9.92%	7,162
2017	23.596135	26.179613	10.95%	7,940
2016	20.347994	23.596135	15.96%	8,468
2015	21.571362	20.347994	-5.67%	10,332
2014	20.187693	21.571362	6.85%	10,898
2013	16.034604	20.187693	25.90%	13,718
2012	13.912901	16.034604	15.25%	15,390
2011	14.025386	13.912901	-0.80%	17,807
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	33.551430	55.600879	65.72%	0
2019	24.246401	33.551430	38.38%	0
2018	21.946055	24.246401	10.48%	0
2017	16.601874	21.946055	32.19%	0
2016	16.838050	16.601874	-1.40%	0
2015	16.230849	16.838050	3.74%	0
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.505461	50.197437	41.38%	7,599
2019	26.903995	35.505461	31.97%	9,429
2018	27.433514	26.903995	-1.93%	10,422
2017	20.660497	27.433514	32.78%	12,760
2016	20.857321	20.660497	-0.94%	13,019
2015	19.810096	20.857321	5.29%	13,768
2014	18.115623	19.810096	9.35%	14,882
2013	13.523417	18.115623	33.96%	17,374
2012	12.004671	13.523417	12.65%	17,955
2011	12.188437	12.004671	-1.51%	21,313
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.718624	18.897412	0.96%	6,604
2019	16.561605	18.718624	13.02%	8,204
2018	17.470019	16.561605	-5.20%	8,142
2017	16.589255	17.470019	5.31%	8,110
2016	14.747235	16.589255	12.49%	8,061
2015	15.579805	14.747235	-5.34%	8,813
2014	15.672773	15.579805	-0.59%	4,243
2013	15.051592	15.672773	4.13%	4,391
2012	13.402132	15.051592	12.31%	4,433
2011	13.111684	13.402132	2.22%	4,661
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.957597	16.072351	7.45%	3,242
2019	13.878775	14.957597	7.77%	3,257
2018	14.202694	13.878775	-2.28%	3,289
2017	13.863815	14.202694	2.44%	3,707
2016	13.472260	13.863815	2.91%	3,897
2015	13.795662	13.472260	-2.34%	4,073
2014	13.263887	13.795662	4.01%	3,690
2013	13.746171	13.263887	-3.51%	3,529
2012	13.214988	13.746171	4.02%	3,675
2011	12.532648	13.214988	5.44%	3,910

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.715102	24.048470	16.09%	502
2019	17.075736	20.715102	21.31%	512
2018	20.341919	17.075736	-16.06%	523
2017	17.134635	20.341919	18.72%	533
2016	15.539098	17.134635	10.27%	544
2015	16.040394	15.539098	-3.13%	1,393
2014	15.357892	16.040394	4.44%	1,405
2013	11.476643	15.357892	33.82%	1,695
2012	10.169563	11.476643	12.85%	5,166
2011	11.581012	10.169563	-12.19%	5,987
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.036507	25.030968	13.59%	1,321
2019	17.549530	22.036507	25.57%	2,619
2018	20.966575	17.549530	-16.30%	2,671
2017	16.384813	20.966575	27.96%	3,743
2016	17.558211	16.384813	-6.68%	3,634
2015	17.250679	17.558211	1.78%	3,390
2014	19.098781	17.250679	-9.68%	294
2013	14.894544	19.098781	28.23%	294
2012	12.564124	14.894544	18.55%	483
2011	15.433555	12.564124	-18.59%	483
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.319705	10.376866	-8.33%	0
2019	9.361259	11.319705	20.92%	0
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.879728	29.662282	6.39%	1,213
2019	21.108854	27.879728	32.08%	1,214
2018	25.965149	21.108854	-18.70%	1,133
2017	22.145230	25.965149	17.25%	1,153
2016	20.566325	22.145230	7.68%	1,177
2015	21.570322	20.566325	-4.65%	1,646
2014	20.556494	21.570322	4.93%	1,936
2013	16.022975	20.556494	28.29%	2,123
2012	12.818429	16.022975	25.00%	1,825
2011	14.298263	12.818429	-10.35%	1,863

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	0
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	382
2019	15.491413	17.682518	14.14%	382
2018	16.461281	15.491413	-5.89%	382
2017	15.260483	16.461281	7.87%	382
2016	13.607542	15.260483	12.15%	382
2015	14.885982	13.607542	-8.59%	382
2014	14.467906	14.885982	2.89%	382
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	1,413
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.262325	20.962037	3.45%	1,610
2019	16.305929	20.262325	24.26%	1,668
2018	19.031775	16.305929	-14.32%	1,750
2017	17.487423	19.031775	8.83%	1,901
2016	13.657150	17.487423	28.05%	2,022
2015	14.993919	13.657150	-8.92%	2,238
2014	15.158943	14.993919	-1.09%	2,400
2013	11.313360	15.158943	33.99%	3,474
2012	9.716856	11.313360	16.43%	2,371
2011	10.265572	9.716856	-5.35%	3,493
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.135427	13.986113	15.25%	2,238
2019	9.739006	12.135427	24.61%	2,238
2018	11.761082	9.739006	-17.19%	2,431
2017	8.516336	11.761082	38.10%	2,457
2016	7.372831	8.516336	15.51%	2,488
2015	9.324509	7.372831	-20.93%	2,521
2014*	10.000000	9.324509	-6.75%	2,529

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	17.004586	16.570816	-2.55%	0
2019	15.322820	17.004586	10.98%	0
2018	18.389296	15.322820	-16.68%	0
2017	15.977491	18.389296	15.10%	0
2016	15.112877	15.977491	5.72%	0
2015	16.401134	15.112877	-7.85%	0
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.844534	8.597853	-2.79%	229
2019	7.991635	8.844534	10.67%	229
2018	9.610587	7.991635	-16.85%	301
2017	8.373541	9.610587	14.77%	494
2016	7.943667	8.373541	5.41%	494
2015	8.637805	7.943667	-8.04%	226
2014*	10.000000	8.637805	-13.62%	197
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.582287	8.926435	-6.84%	2,961
2019	9.550798	9.582287	0.33%	3,260
2018	9.527299	9.550798	0.25%	3,433
2017	9.503678	9.527299	0.25%	5,367
2016	9.386840	9.503678	1.24%	5,485
2015	9.973696	9.386840	-5.88%	6,370
2014*	10.000000	9.973696	-0.26%	7,455
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.995919	15.729211	4.89%	0
2019	12.559596	14.995919	19.40%	0
2018	13.907653	12.559596	-9.69%	0
2017	12.289725	13.907653	13.16%	0
2016	11.320692	12.289725	8.56%	0
2015	11.587827	11.320692	-2.31%	0
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.757138	28.268262	29.93%	0
2019	16.670402	21.757138	30.51%	0
2018	18.247735	16.670402	-8.64%	0
2017	14.881730	18.247735	22.62%	0
2016	13.925704	14.881730	6.87%	0
2015	14.170596	13.925704	-1.73%	0
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.495849	20.480356	10.73%	0
2019	15.657472	18.495849	18.13%	0
2018	16.889035	15.657472	-7.29%	0
2017	15.011756	16.889035	12.51%	0
2016	14.130368	15.011756	6.24%	0
2015	14.352055	14.130368	-1.54%	0
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.148915	21.190109	0.19%	0
2019	17.378234	21.148915	21.70%	0
2018	19.772275	17.378234	-12.11%	0
2017	17.515127	19.772275	12.89%	0
2016	14.511799	17.515127	20.70%	0
2015	15.483098	14.511799	-6.27%	0
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.678834	20.252415	2.91%	0
2019	17.911507	19.678834	9.87%	0
2018	18.996691	17.911507	-5.71%	0
2017	18.181156	18.996691	4.49%	0
2016	15.729698	18.181156	15.58%	0
2015	16.651777	15.729698	-5.54%	0
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.567205	21.979421	-2.60%	0
2019	18.719358	22.567205	20.56%	0
2018	21.795695	18.719358	-14.11%	0
2017	21.370023	21.795695	1.99%	0
2016	17.161492	21.370023	24.52%	0
2015	18.686142	17.161492	-8.16%	0
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	23.060535	23.655569	2.58%	0
2019	18.506117	23.060535	24.61%	0
2018	21.624091	18.506117	-14.42%	0
2017	19.335223	21.624091	11.84%	0
2016	15.509268	19.335223	24.67%	0
2015	16.918962	15.509268	-8.33%	0
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.194641	27.478699	29.65%	0
2019	17.146773	21.194641	23.61%	0
2018	19.439386	17.146773	-11.79%	0
2017	16.150035	19.439386	20.37%	0
2016	14.472866	16.150035	11.59%	0
2015	14.908672	14.472866	-2.92%	0
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	24.087266	32.662205	35.60%	0
2019	18.287783	24.087266	31.71%	0
2018	19.297711	18.287783	-5.23%	0
2017	15.080258	19.297711	27.97%	0
2016	14.102669	15.080258	6.93%	0
2015	13.592949	14.102669	3.75%	0
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.502746	32.905482	40.01%	0
2019	17.474168	23.502746	34.50%	0
2018	18.437259	17.474168	-5.22%	0
2017	14.720697	18.437259	25.25%	0
2016	14.635080	14.720697	0.59%	0
2015	14.171105	14.635080	3.27%	0
2014	13.287443	14.171105	6.65%	0
2013	9.640751	13.287443	37.83%	0
2012*	10.000000	9.640751	-3.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.521643	38.435482	39.66%	0
2019	20.511634	27.521643	34.18%	0
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	36.673021	49.264875	34.34%	0
2019	27.378326	36.673021	33.95%	0
2018	29.532267	27.378326	-7.29%	0
2017	23.673699	29.532267	24.75%	0
2016	24.611825	23.673699	-3.81%	0
2015	24.168341	24.611825	1.83%	0
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	24.048564	26.927665	11.97%	0
2019	18.960256	24.048564	26.84%	0
2018	21.279539	18.960256	-10.90%	0
2017	19.116848	21.279539	11.31%	0
2016	17.627423	19.116848	8.45%	0
2015	19.020703	17.627423	-7.33%	0
2014	17.883026	19.020703	6.36%	0
2013	14.068124	17.883026	27.12%	0
2012	12.560964	14.068124	12.00%	0
2011	12.779332	12.560964	-1.71%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.260849	51.557170	38.37%	6,946
2019	27.185006	37.260849	37.06%	8,885
2018	29.434183	27.185006	-7.64%	9,681
2017	23.236297	29.434183	26.67%	9,742
2016	23.086149	23.236297	0.65%	10,555
2015	22.018866	23.086149	4.85%	11,097
2014	21.164127	22.018866	4.04%	11,247
2013	15.824629	21.164127	33.74%	14,315
2012	13.818060	15.824629	14.52%	15,784
2011	13.897125	13.818060	-0.57%	16,347
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	620
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.659484	18.015244	8.14%	0
2019	14.072922	16.659484	18.38%	0
2018	15.813380	14.072922	-11.01%	0
2017	14.480511	15.813380	9.20%	0
2016	12.788500	14.480511	13.23%	0
2015	13.308328	12.788500	-3.91%	0
2014	12.410379	13.308328	7.24%	0
2013	10.080044	12.410379	23.12%	0
2012	9.104547	10.080044	10.71%	0
2011*	10.000000	9.104547	-8.95%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.385798	33.122680	25.53%	4,720
2019	20.357322	26.385798	29.61%	5,275
2018	23.843544	20.357322	-14.62%	5,606
2017	17.738413	23.843544	34.42%	6,805
2016	18.020436	17.738413	-1.57%	6,872
2015	17.627536	18.020436	2.23%	7,747
2014	17.521645	17.627536	0.60%	9,922
2013	13.994104	17.521645	25.21%	4,101
2012	11.734129	13.994104	19.26%	4,399
2011	13.009145	11.734129	-9.80%	4,956
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.324846	13.215318	-13.77%	0
2019	12.668244	15.324846	20.97%	0
2018	13.726401	12.668244	-7.71%	0
2017	12.345083	13.726401	11.19%	0
2016	12.300682	12.345083	0.36%	0
2015	12.694989	12.300682	-3.11%	0
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.874907	11.059177	1.69%	0
2019	9.979224	10.874907	8.98%	0
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.542147	31.004548	12.57%	0
2019	21.134539	27.542147	30.32%	0
2018	21.298462	21.134539	-0.77%	0
2017	18.695811	21.298462	13.92%	0
2016	21.469288	18.695811	-12.92%	0
2015	21.160202	21.469288	1.46%	0
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	26.162139	29.331510	12.11%	0
2019	20.689461	26.162139	26.45%	0
2018	24.744388	20.689461	-16.39%	0
2017	20.453443	24.744388	20.98%	0
2016	20.889999	20.453443	-2.09%	0
2015	21.750204	20.889999	-3.95%	0
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.848381	35.690051	12.06%	7,409
2019	24.517206	31.848381	29.90%	8,919
2018	27.065356	24.517206	-9.41%	10,634
2017	23.537874	27.065356	14.99%	12,024
2016	21.440825	23.537874	9.78%	13,139
2015	21.098313	21.440825	1.62%	13,388
2014	19.378158	21.098313	8.88%	15,199
2013	14.952247	19.378158	29.60%	17,496
2012	13.008854	14.952247	14.94%	21,191
2011	13.228552	13.008854	-1.66%	23,712
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	0
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.902229	25.833704	17.95%	451
2019	17.608514	21.902229	24.38%	451
2018	19.967032	17.608514	-11.81%	451
2017	17.783522	19.967032	12.28%	451
2016	15.315998	17.783522	16.11%	611
2015	16.549254	15.315998	-7.45%	611
2014	15.032932	16.549254	10.09%	765
2013	10.839177	15.032932	38.69%	310
2012	9.341222	10.839177	16.04%	310
2011	9.712507	9.341222	-3.82%	310

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	1,253
2019	8.603793	10.827097	25.84%	1,302
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.736085	34.424113	12.00%	0
2019	25.662807	30.736085	19.77%	0
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	600
2016	24.756157	23.723446	-4.17%	600
2015	27.463854	24.756157	-9.86%	724
2014	29.476705	27.463854	-6.83%	1,621
2013	23.951566	29.476705	23.07%	1,621
2012	20.435570	23.951566	17.21%	1,621
2011	22.391287	20.435570	-8.73%	1,959
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.291244	29.501628	4.28%	0
2019	25.870263	28.291244	9.36%	0
2018	26.875063	25.870263	-3.74%	519
2017	25.614016	26.875063	4.92%	856
2016	22.414337	25.614016	14.28%	961
2015	24.376083	22.414337	-8.05%	442
2014	24.321763	24.376083	0.22%	863
2013	22.379973	24.321763	8.68%	461
2012	19.180786	22.379973	16.68%	479
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.324391	54.697118	46.55%	161
2019	27.512126	37.324391	35.67%	167
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	2,200
2019	9.685984	10.409984	7.47%	2,285
2018	9.977728	9.685984	-2.92%	3,150
2017	9.815559	9.977728	1.65%	3,150
2016	9.762875	9.815559	0.54%	3,150
2015*	10.000000	9.762875	-2.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.055882	36.996791	36.74%	13,544
2019	20.101797	27.055882	34.59%	15,379
2018	20.095566	20.101797	0.03%	16,566
2017	15.717118	20.095566	27.86%	17,332
2016	15.675585	15.717118	0.26%	18,733
2015	14.238825	15.675585	10.09%	22,154
2014	13.347475	14.238825	6.68%	22,043
2013	10.368800	13.347475	28.73%	25,253
2012	8.512229	10.368800	21.81%	26,103
2011	9.300365	8.512229	-8.47%	28,350
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.768223	24.857924	48.24%	6,756
2019	11.772897	16.768223	42.43%	9,842
2018	11.863698	11.772897	-0.77%	9,838
2017	8.323581	11.863698	42.53%	9,748
2016	7.433204	8.323581	11.98%	8,751
2015	7.222380	7.433204	2.92%	8,858
2014	6.715779	7.222380	7.54%	7,436
2013	5.043466	6.715779	33.16%	10,631
2012	4.304075	5.043466	17.18%	13,642
2011	4.790931	4.304075	-10.16%	2,181
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.142688	14.996864	14.11%	9,459
2019	10.546520	13.142688	24.62%	9,691
2018	12.637389	10.546520	-16.55%	10,658
2017	9.822826	12.637389	28.65%	11,230
2016	10.705242	9.822826	-8.24%	11,715
2015	11.935803	10.705242	-10.31%	15,163
2014	13.806972	11.935803	-13.55%	14,910
2013	12.284193	13.806972	12.40%	22,700
2012	11.036128	12.284193	11.31%	26,159
2011	16.584115	11.036128	-33.45%	6,608
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.134101	31.720741	-1.29%	0
2019	25.775362	32.134101	24.67%	0
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	361
2013	16.700709	21.730830	30.12%	656
2012	14.106981	16.700709	18.39%	896
2011	14.039775	14.106981	0.48%	289

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305696	10.006377	-2.90%	0
2019	8.869492	10.305696	16.19%	0
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	0
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.170010	48.926018	43.18%	180
2019	24.592565	34.170010	38.94%	187
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	260
2012	13.235050	15.736283	18.90%	299
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.004213	30.459423	1.52%	1,525
2019	23.556876	30.004213	27.37%	1,564
2018	26.721941	23.556876	-11.84%	988
2017	23.152334	26.721941	15.42%	1,427
2016	20.689497	23.152334	11.90%	1,629
2015	21.234957	20.689497	-2.57%	2,053
2014	19.592324	21.234957	8.38%	2,866
2013	14.691344	19.592324	33.36%	2,931
2012	12.890980	14.691344	13.97%	3,217
2011	13.168233	12.890980	-2.11%	3,076
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	618
2019	17.441611	21.554354	23.58%	642
2018	19.646427	17.441611	-11.22%	783
2017	15.750743	19.646427	24.73%	875
2016	15.421840	15.750743	2.13%	988
2015	14.748434	15.421840	4.57%	235
2014	14.827911	14.748434	-0.54%	2,126
2013	11.812291	14.827911	25.53%	568
2012	10.360352	11.812291	14.01%	1,050
2011	10.724430	10.360352	-3.39%	754
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.271540	15.130799	6.02%	5,388
2019	13.087056	14.271540	9.05%	1,407
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	641
2016	12.282728	12.818872	4.37%	754
2015	12.570645	12.282728	-2.29%	879
2014	11.850643	12.570645	6.08%	1,071
2013	12.087773	11.850643	-1.96%	364
2012	11.230833	12.087773	7.63%	364
2011	10.808313	11.230833	3.91%	364
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	47.639255	49.451172	3.80%	1,270
2019	42.396128	47.639255	12.37%	1,270
2018	46.329118	42.396128	-8.49%	1,270
2017	42.935150	46.329118	7.90%	1,346
2016	39.485825	42.935150	8.74%	1,349
2015	40.601309	39.485825	-2.75%	1,357
2014	40.108324	40.601309	1.23%	1,377
2013	44.691789	40.108324	-10.26%	1,386
2012	38.523903	44.691789	16.01%	1,394
2011	36.594804	38.523903	5.27%	1,397
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.522975	20.206228	9.09%	0
2019	15.991883	18.522975	15.83%	0
2018	17.392956	15.991883	-8.06%	0
2017	15.230453	17.392956	14.20%	0
2016	14.667306	15.230453	3.84%	0
2015	15.932340	14.667306	-7.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.254228	23.858713	12.25%	0
2019	17.427837	21.254228	21.96%	0
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.331706	33.174187	48.55%	3,648
2019	17.053286	22.331706	30.95%	3,775
2018	20.757249	17.053286	-17.84%	3,959
2017	16.779761	20.757249	23.70%	4,770
2016	17.430349	16.779761	-3.73%	5,022
2015	17.810323	17.430349	-2.13%	5,037
2014	18.293580	17.810323	-2.64%	5,307
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	1,097
2019	16.131510	19.162594	18.79%	1,049
2018	17.263241	16.131510	-6.56%	1,852
2017	15.158080	17.263241	13.89%	2,127
2016	14.139190	15.158080	7.21%	2,127
2015	14.236307	14.139190	-0.68%	9,997
2014	13.787099	14.236307	3.26%	9,379
2013	11.370678	13.787099	21.25%	9,739
2012	9.991547	11.370678	13.80%	12,779
2011	10.065308	9.991547	-0.73%	11,805

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	0
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	705
2019	17.839021	23.646581	32.56%	705
2018	20.027113	17.839021	-10.93%	744
2017	15.547460	20.027113	28.81%	850
2016	15.778035	15.547460	-1.46%	676
2015	15.057525	15.778035	4.79%	685
2014	15.034179	15.057525	0.16%	519
2013	11.882881	15.034179	26.52%	283
2012	9.896797	11.882881	20.07%	266
2011	11.095465	9.896797	-10.80%	2,776
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	62
2019	19.853052	25.439013	28.14%	171
2018	20.321420	19.853052	-2.30%	195
2017	16.167261	20.321420	25.69%	195
2016	15.071677	16.167261	7.27%	682
2015	14.399082	15.071677	4.67%	1,345
2014	13.547789	14.399082	6.28%	1,176
2013	10.627978	13.547789	27.47%	1,317
2012	9.204869	10.627978	15.46%	1,310
2011	9.819331	9.204869	-6.26%	1,828
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	0
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	193
2013	9.254218	12.102238	30.78%	193
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.166356	19.615420	2.34%	827
2019	17.851174	19.166356	7.37%	798
2018	18.588214	17.851174	-3.97%	777
2017	17.773844	18.588214	4.58%	754
2016	16.632981	17.773844	6.86%	719
2015	17.415410	16.632981	-4.49%	1,378
2014	17.045594	17.415410	2.17%	2,436
2013	17.528677	17.045594	-2.76%	2,343
2012	15.878371	17.528677	10.39%	2,172
2011	15.295503	15.878371	3.81%	2,645
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.446334	31.959175	8.53%	3,625
2019	23.154480	29.446334	27.17%	4,837
2018	23.545874	23.154480	-1.66%	5,694
2017	19.863101	23.545874	18.54%	7,047
2016	18.130502	19.863101	9.56%	7,170
2015	18.263843	18.130502	-0.73%	7,735
2014	16.558718	18.263843	10.30%	9,209
2013	12.842232	16.558718	28.94%	9,814
2012	11.433035	12.842232	12.33%	10,574
2011	11.563297	11.433035	-1.13%	10,877
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.207899	26.710859	1.92%	3,604
2019	20.931001	26.207899	25.21%	4,038
2018	22.949435	20.931001	-8.80%	4,251
2017	19.774620	22.949435	16.05%	4,249
2016	17.054837	19.774620	15.95%	4,603
2015	18.506738	17.054837	-7.85%	5,212
2014	17.236897	18.506738	7.37%	6,012
2013	12.920904	17.236897	33.40%	7,088
2012	11.090374	12.920904	16.51%	10,062
2011	11.544495	11.090374	-3.93%	11,443
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.932742	13.443072	12.66%	0
2019	10.555392	11.932742	13.05%	0
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	0
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	15,045
2011	10.109875	9.809665	-2.97%	15,045
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	686
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	639
2017	12.937855	14.736256	13.90%	639
2016	12.256900	12.937855	5.56%	639
2015	12.630362	12.256900	-2.96%	639
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	0
2019	11.759587	12.799675	8.84%	260
2018	12.277824	11.759587	-4.22%	260
2017	11.736944	12.277824	4.61%	260
2016	11.407105	11.736944	2.89%	260
2015	11.684228	11.407105	-2.37%	260
2014	11.496666	11.684228	1.63%	260
2013	11.140023	11.496666	3.20%	260
2012	10.537207	11.140023	5.72%	260
2011	10.564529	10.537207	-0.26%	260

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	0
2019	13.104112	15.226353	16.20%	646
2018	14.341530	13.104112	-8.63%	2,565
2017	12.794196	14.341530	12.09%	3,694
2016	12.186954	12.794196	4.98%	1,776
2015	12.524925	12.186954	-2.70%	1,776
2014	12.178483	12.524925	2.84%	1,129
2013	10.511275	12.178483	15.86%	1,129
2012	9.511460	10.511275	10.51%	1,129
2011	9.901666	9.511460	-3.94%	1,129
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	0
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	0
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	867
2019	13.704553	15.161423	10.63%	875
2018	16.529178	13.704553	-17.09%	901
2017	13.694518	16.529178	20.70%	962
2016	13.770088	13.694518	-0.55%	1,142
2015	14.569816	13.770088	-5.49%	1,262
2014	16.128251	14.569816	-9.66%	1,548
2013	13.654891	16.128251	18.11%	1,593
2012	11.612565	13.654891	17.59%	2,149
2011	13.482517	11.612565	-13.87%	2,151
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.741315	17.41%	188
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.373524	14.075156	5.25%	0
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	917
2017	12.413066	12.745604	2.68%	988
2016	11.980252	12.413066	3.61%	1,214
2015	12.269614	11.980252	-2.36%	1,994
2014	11.875142	12.269614	3.32%	2,071
2013	12.309680	11.875142	-3.53%	1,473
2012	11.616012	12.309680	5.97%	1,580
2011	11.079660	11.616012	4.84%	1,694
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	0
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	0
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.167503	26.929468	11.43%	1,959
2019	19.986836	24.167503	20.92%	2,014
2018	24.610636	19.986836	-18.79%	2,063
2017	17.683070	24.610636	39.18%	1,995
2016	16.690897	17.683070	5.94%	1,999
2015	20.202692	16.690897	-17.38%	2,069
2014	21.738751	20.202692	-7.07%	2,170
2013	21.939880	21.738751	-0.92%	664
2012	19.031933	21.939880	15.28%	664
2011	24.928611	19.031933	-23.65%	1,083
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.919368	24.939791	4.27%	2,092
2019	21.196168	23.919368	12.85%	2,121
2018	22.220127	21.196168	-4.61%	2,152
2017	21.161950	22.220127	5.00%	3,868
2016	18.847818	21.161950	12.28%	3,934
2015	19.677103	18.847818	-4.21%	3,790
2014	19.509651	19.677103	0.86%	3,712
2013	18.526694	19.509651	5.31%	2,076
2012	16.444472	18.526694	12.66%	2,077
2011	16.104864	16.444472	2.11%	2,230
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.332391	15.996670	4.33%	5,764
2019	14.669759	15.332391	4.52%	7,286
2018	14.924394	14.669759	-1.71%	9,057
2017	14.864264	14.924394	0.40%	10,256
2016	15.001687	14.864264	-0.92%	11,068
2015	15.269983	15.001687	-1.76%	13,291
2014	14.847745	15.269983	2.84%	15,272
2013	15.735000	14.847745	-5.64%	22,328
2012	15.525064	15.735000	1.35%	23,018
2011	14.717057	15.525064	5.49%	26,562
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.003107	9.862013	-1.41%	13,960
2019	9.992913	10.003107	0.10%	13,236
2018	10.022113	9.992913	-0.29%	13,456
2017	10.147023	10.022113	-1.23%	23,364
2016	10.315997	10.147023	-1.64%	25,470
2015	10.489064	10.315997	-1.65%	26,863
2014	10.665034	10.489064	-1.65%	28,755
2013	10.843956	10.665034	-1.65%	33,290
2012	11.026379	10.843956	-1.65%	48,463
2011	11.210847	11.026379	-1.65%	49,567

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.260048	16.201166	6.17%	1,301
2019	13.025452	15.260048	17.16%	1,255
2018	15.497310	13.025452	-15.95%	3,174
2017	12.362574	15.497310	25.36%	3,186
2016	12.461136	12.362574	-0.79%	3,146
2015	13.069787	12.461136	-4.66%	3,105
2014	13.348944	13.069787	-2.09%	3,232
2013	11.518717	13.348944	15.89%	1,814
2012	10.131129	11.518717	13.70%	1,814
2011	11.415524	10.131129	-11.25%	1,814
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	742
2019	9.459854	11.276370	19.20%	672
2018	11.201954	9.459854	-15.55%	616
2017	9.151249	11.201954	22.41%	546
2016	9.255949	9.151249	-1.13%	484
2015	9.543806	9.255949	-3.02%	433
2014	10.344002	9.543806	-7.74%	673
2013	8.691317	10.344002	19.02%	626
2012	7.475938	8.691317	16.26%	276
2011	8.721870	7.475938	-14.29%	223
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.635653	27.334509	10.96%	9,764
2019	20.244500	24.635653	21.69%	11,493
2018	22.586054	20.244500	-10.37%	11,127
2017	19.390319	22.586054	16.48%	13,041
2016	18.009603	19.390319	7.67%	12,743
2015	18.496385	18.009603	-2.63%	12,398
2014	17.913635	18.496385	3.25%	12,471
2013	14.313888	17.913635	25.15%	12,368
2012	12.557531	14.313888	13.99%	12,418
2011	13.290291	12.557531	-5.51%	12,857
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	0
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	411
2017	15.631263	17.085329	9.30%	411
2016	14.950504	15.631263	4.55%	411
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	507
2019	18.728646	22.092620	17.96%	465
2018	20.362201	18.728646	-8.02%	465
2017	18.032452	20.362201	12.92%	465
2016	17.017118	18.032452	5.97%	465
2015	17.395140	17.017118	-2.17%	465
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.804475	15.537957	4.95%	5,233
2019	13.742741	14.804475	7.73%	5,278
2018	14.231220	13.742741	-3.43%	5,335
2017	13.691278	14.231220	3.94%	5,409
2016	13.351094	13.691278	2.55%	5,757
2015	13.539235	13.351094	-1.39%	6,054
2014	13.250871	13.539235	2.18%	6,348
2013	12.852190	13.250871	3.10%	7,366
2012	12.425243	12.852190	3.44%	8,817
2011	12.273494	12.425243	1.24%	10,765
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.414940	22.155119	8.52%	17,854
2019	17.629115	20.414940	15.80%	18,891
2018	19.006098	17.629115	-7.24%	23,498
2017	17.111993	19.006098	11.07%	25,310
2016	16.238382	17.111993	5.38%	25,396
2015	16.566255	16.238382	-1.98%	25,312
2014	16.014452	16.566255	3.45%	27,964
2013	13.961615	16.014452	14.70%	30,553
2012	12.811240	13.961615	8.98%	33,138
2011	13.030994	12.811240	-1.69%	35,498
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.175414	25.603137	10.48%	15,324
2019	19.342155	23.175414	19.82%	15,585
2018	21.315490	19.342155	-9.26%	15,649
2017	18.574136	21.315490	14.76%	16,267
2016	17.408387	18.574136	6.70%	16,739
2015	17.830585	17.408387	-2.37%	21,348
2014	17.273480	17.830585	3.23%	23,664
2013	14.351642	17.273480	20.36%	25,592
2012	12.827832	14.351642	11.88%	27,319
2011	13.325997	12.827832	-3.74%	43,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.765627	18.966859	6.76%	482
2019	15.917490	17.765627	11.61%	1,859
2018	16.813496	15.917490	-5.33%	1,958
2017	15.652932	16.813496	7.41%	2,635
2016	15.056168	15.652932	3.96%	2,729
2015	15.313449	15.056168	-1.68%	3,051
2014	14.865813	15.313449	3.01%	3,275
2013	13.679526	14.865813	8.67%	3,611
2012	12.874464	13.679526	6.25%	4,277
2011	12.825438	12.874464	0.38%	4,394
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.998526	29.425800	27.95%	6,515
2019	17.914940	22.998526	28.38%	10,886
2018	18.795560	17.914940	-4.69%	11,032
2017	14.676860	18.795560	28.06%	11,194
2016	14.602627	14.676860	0.51%	11,948
2015	14.354615	14.602627	1.73%	12,167
2014	13.216205	14.354615	8.61%	15,520
2013	9.973093	13.216205	32.52%	18,289
2012	8.715404	9.973093	14.43%	25,596
2011	9.126546	8.715404	-4.50%	26,012
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	844
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.685053	45.236779	16.94%	19,078
2019	28.582417	38.685053	35.35%	22,758
2018	29.439387	28.582417	-2.91%	24,330
2017	23.510413	29.439387	25.22%	27,848
2016	23.065901	23.510413	1.93%	28,374
2015	22.316302	23.065901	3.36%	31,590
2014	20.855456	22.316302	7.00%	35,739
2013	15.511833	20.855456	34.45%	45,953
2012	13.289460	15.511833	16.72%	55,856
2011	13.820663	13.289460	-3.84%	64,905

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.639423	29.585464	-0.18%	8,408
2019	23.738283	29.639423	24.86%	12,365
2018	26.628204	23.738283	-10.85%	12,641
2017	24.912377	26.628204	6.89%	15,004
2016	21.030740	24.912377	18.46%	15,374
2015	22.338693	21.030740	-5.86%	16,752
2014	20.079314	22.338693	11.25%	19,219
2013	15.478551	20.079314	29.72%	22,300
2012	13.726207	15.478551	12.77%	25,053
2011	13.866343	13.726207	-1.01%	27,363
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.795648	17.96%	3,594
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.307892	63.754226	11.25%	2,753
2019	46.373752	57.307892	23.58%	3,489
2018	53.214361	46.373752	-12.85%	4,003
2017	46.730765	53.214361	13.87%	4,266
2016	39.498508	46.730765	18.31%	4,471
2015	41.205435	39.498508	-4.14%	4,845
2014	38.289697	41.205435	7.61%	5,796
2013	29.261437	38.289697	30.85%	6,531
2012	25.327907	29.261437	15.53%	6,682
2011	26.424307	25.327907	-4.15%	7,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	10,235
2019	17.993015	21.916001	21.80%	10,667
2018	21.068266	17.993015	-14.60%	11,422
2017	18.816657	21.068266	11.97%	10,484
2016	16.269097	18.816657	15.66%	10,960
2015	17.033591	16.269097	-4.49%	11,393
2014	14.800321	17.033591	15.09%	12,745
2013	11.091371	14.800321	33.44%	16,094
2012	9.693418	11.091371	14.42%	16,820
2011	10.089948	9.693418	-3.93%	17,791

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.968703	45.682967	38.56%	2,083
2019	24.700558	32.968703	33.47%	2,146
2018	27.283743	24.700558	-9.47%	2,580
2017	22.205325	27.283743	22.87%	3,305
2016	20.845623	22.205325	6.52%	3,345
2015	21.036305	20.845623	-0.91%	3,264
2014	20.804328	21.036305	1.12%	3,365
2013	14.660146	20.804328	41.91%	4,147
2012	13.140838	14.660146	11.56%	4,300
2011	13.448046	13.140838	-2.28%	5,191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	59.661716	61.700594	3.42%	3,171
2019	50.976672	59.661716	17.04%	3,259
2018	62.419206	50.976672	-18.33%	3,874
2017	58.189508	62.419206	7.27%	4,665
2016	46.979790	58.189508	23.86%	4,764
2015	50.829279	46.979790	-7.57%	5,188
2014	48.290989	50.829279	5.26%	5,937
2013	34.971850	48.290989	38.09%	6,904
2012	29.523646	34.971850	18.45%	7,330
2011	31.621378	29.523646	-6.63%	8,502
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.206856	65.408886	20.67%	2,009
2019	43.865509	54.206856	23.58%	2,220
2018	51.056408	43.865509	-14.08%	2,345
2017	45.741105	51.056408	11.62%	2,771
2016	37.861612	45.741105	20.81%	2,880
2015	39.136843	37.861612	-3.26%	3,240
2014	39.471739	39.136843	-0.85%	3,656
2013	28.482329	39.471739	38.58%	3,828
2012	25.074127	28.482329	13.59%	4,360
2011	26.994603	25.074127	-7.11%	5,136
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.464712	22.854247	11.68%	3,548
2019	16.247143	20.464712	25.96%	7,130
2018	17.348045	16.247143	-6.35%	7,319
2017	14.126998	17.348045	22.80%	7,856
2016	12.643529	14.126998	11.73%	6,666
2015	12.995975	12.643529	-2.71%	7,985
2014	12.395937	12.995975	4.84%	8,072
2013	8.763596	12.395937	41.45%	9,530
2012	7.619990	8.763596	15.01%	9,790
2011	8.766116	7.619990	-13.07%	10,530

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	0
2019	12.591618	15.862067	25.97%	0
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.179401	23.612933	11.49%	1,410
2019	17.090001	21.179401	23.93%	1,419
2018	18.446554	17.090001	-7.35%	1,442
2017	15.811271	18.446554	16.67%	1,510
2016	14.599508	15.811271	8.30%	1,710
2015	14.892679	14.599508	-1.97%	1,843
2014	13.690911	14.892679	8.78%	2,088
2013	10.031599	13.690911	36.48%	2,138
2012	9.148330	10.031599	9.65%	2,593
2011	9.606980	9.148330	-4.77%	2,614
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.624321	16.399778	-6.95%	8,198
2019	13.710503	17.624321	28.55%	8,394
2018	14.511046	13.710503	-5.52%	8,931
2017	13.853685	14.511046	4.75%	11,339
2016	13.121192	13.853685	5.58%	11,341
2015	14.096552	13.121192	-6.92%	12,997
2014	11.120712	14.096552	26.76%	13,894
2013	10.973139	11.120712	1.34%	16,178
2012	9.636371	10.973139	13.87%	16,449
2011	9.199628	9.636371	4.75%	17,887
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.263566	32.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	1,781
2019	15.747039	20.263455	28.68%	1,781
2018	16.833064	15.747039	-6.45%	2,134
2017	14.118129	16.833064	19.23%	4,049
2016	12.885837	14.118129	9.56%	3,613
2015	12.979641	12.885837	-0.72%	3,260
2014	11.671121	12.979641	11.21%	441
2013*	10.000000	11.671121	16.71%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	1,248
2019	10.080203	10.319089	2.37%	1,296
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	1,552
2013	10.584447	10.420778	-1.55%	4,207
2012	10.396146	10.584447	1.81%	4,207
2011	10.434627	10.396146	-0.37%	4,693
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	0
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	251
2013*	10.000000	12.539903	25.40%	251
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.016954	36.423518	58.25%	21,166
2019	17.050897	23.016954	34.99%	23,216
2018	18.613910	17.050897	-8.40%	24,011
2017	14.815684	18.613910	25.64%	25,788
2016	14.148778	14.815684	4.71%	28,186
2015	14.412852	14.148778	-1.83%	29,649
2014	14.086295	14.412852	2.32%	32,874
2013	10.308026	14.086295	36.65%	34,577
2012	9.121841	10.308026	13.00%	41,926
2011	9.684178	9.121841	-5.81%	46,133
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.388720	19.770921	37.41%	0
2019	11.043149	14.388720	30.30%	0
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.042607	10.218430	1.75%	2,972
2019	9.848015	10.042607	1.98%	2,972
2018	9.912943	9.848015	-0.65%	3,016
2017	9.989767	9.912943	-0.77%	3,072
2016	10.034563	9.989767	-0.45%	3,138
2015	10.184191	10.034563	-1.47%	4,042
2014	10.292279	10.184191	-1.05%	5,589
2013	10.400788	10.292279	-1.04%	5,589
2012	10.110137	10.400788	2.87%	2,718
2011	10.249691	10.110137	-1.36%	3,567
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.159080	33.112184	17.59%	328
2019	22.744126	28.159080	23.81%	328
2018	24.532624	22.744126	-7.29%	324
2017	21.061469	24.532624	16.48%	324
2016	19.491551	21.061469	8.05%	324
2015	19.910873	19.491551	-2.11%	324
2014	18.340796	19.910873	8.56%	324
2013	13.552243	18.340796	35.33%	793
2012	12.416826	13.552243	9.14%	324
2011	13.025977	12.416826	-4.68%	324
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	0
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	275
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.791779	12.360287	4.82%	0
2019	10.457345	11.791779	12.76%	0
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	0
2019	11.078319	11.649234	5.15%	49
2018	11.743583	11.078319	-5.66%	49
2017	10.782586	11.743583	8.91%	49
2016	10.653665	10.782586	1.21%	49
2015	11.669747	10.653665	-8.71%	49
2014	11.829924	11.669747	-1.35%	49
2013	12.873813	11.829924	-8.11%	49
2012	12.439490	12.873813	3.49%	49
2011	11.665801	12.439490	6.63%	640
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	1,642
2019	10.943509	11.185251	2.21%	1,645
2018	11.101800	10.943509	-1.43%	1,698
2017	11.147944	11.101800	-0.41%	1,724
2016	11.188458	11.147944	-0.36%	1,952
2015	11.352455	11.188458	-1.44%	2,002
2014	11.457181	11.352455	-0.91%	2,017
2013	11.676512	11.457181	-1.88%	2,036
2012	11.227334	11.676512	4.00%	2,048
2011	11.301282	11.227334	-0.65%	2,067
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.705732	15.058860	9.87%	0
2019	12.851617	13.705732	6.65%	0
2018	13.364174	12.851617	-3.84%	0
2017	13.107765	13.364174	1.96%	0
2016	12.669901	13.107765	3.46%	0
2015	13.240569	12.669901	-4.31%	0
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	0
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.859673	16.945454	6.85%	0
2019	14.882329	15.859673	6.57%	0
2018	15.214887	14.882329	-2.19%	0
2017	14.743825	15.214887	3.19%	0
2016	14.598411	14.743825	1.00%	0
2015	14.778952	14.598411	-1.22%	0
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	4,600
2019	10.638761	11.326152	6.46%	4,672
2018	10.887371	10.638761	-2.28%	4,525
2017	10.560804	10.887371	3.09%	6,113
2016	10.467077	10.560804	0.90%	6,176
2015	10.607078	10.467077	-1.32%	4,482
2014	10.353544	10.607078	2.45%	4,852
2013	10.747901	10.353544	-3.67%	5,905
2012	9.980493	10.747901	7.69%	2,827
2011*	10.000000	9.980493	-0.20%	2,373
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.959112	13.184400	10.25%	0
2019	9.715889	11.959112	23.09%	0
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.872078	28.72%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.172484	17.255225	21.75%	0
2019	12.053642	14.172484	17.58%	0
2018	13.476004	12.053642	-10.55%	0
2017	13.026061	13.476004	3.45%	0
2016	11.063192	13.026061	17.74%	0
2015	12.849680	11.063192	-13.90%	0
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	1,294
2019	33.911659	42.900842	26.51%	1,294
2018	34.190769	33.911659	-0.82%	2,042
2017	27.306204	34.190769	25.21%	2,661
2016	31.095173	27.306204	-12.19%	3,260
2015	28.111261	31.095173	10.61%	3,048
2014	21.781571	28.111261	29.06%	1,776
2013	14.714212	21.781571	48.03%	630
2012	11.421095	14.714212	28.83%	188
2011	10.519755	11.421095	8.57%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	64.632456	74.530616	15.31%	84
2019	50.320600	64.632456	28.44%	85
2018	66.877143	50.320600	-24.76%	86
2017	45.019543	66.877143	48.55%	436
2016	45.725804	45.019543	-1.54%	437
2015	54.057269	45.725804	-15.41%	439
2014	55.193348	54.057269	-2.06%	288
2013	50.097390	55.193348	10.17%	338
2012	39.242213	50.097390	27.66%	403
2011	53.728614	39.242213	-26.96%	136
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	0
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	25.843607	30.274952	17.15%	363
2019	23.489245	25.843607	10.02%	368
2018	33.303108	23.489245	-29.47%	373
2017	34.445125	33.303108	-3.32%	378
2016	24.369415	34.445125	41.35%	384
2015	37.231921	24.369415	-34.55%	390
2014	46.797274	37.231921	-20.44%	396
2013	43.047760	46.797274	8.71%	402
2012	42.338165	43.047760	1.68%	408
2011	51.523505	42.338165	-17.83%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.409939	54.950335	55.18%	58
2019	28.842620	35.409939	22.77%	58
2018	28.950352	28.842620	-0.37%	58
2017	23.387086	28.950352	23.79%	58
2016	22.068751	23.387086	5.97%	58
2015	23.105049	22.068751	-4.49%	58
2014	23.942312	23.105049	-3.50%	58
2013	16.204260	23.942312	47.75%	58
2012	15.274494	16.204260	6.09%	58
2011	16.278538	15.274494	-6.17%	58

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.046507	13.448087	3.08%	0
2019	11.516867	13.046507	13.28%	0
2018	12.646360	11.516867	-8.93%	0
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.768793	8.810294	0.47%	0
2019	7.638044	8.768793	14.80%	0
2018*	10.000000	7.638044	-23.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.470947	32.893490	1.30%	47
2019	27.549494	32.470947	17.86%	108
2018	33.090050	27.549494	-16.74%	102
2017	29.827760	33.090050	10.94%	90
2016	24.314054	29.827760	22.68%	90
2015	26.228027	24.314054	-7.30%	120
2014	24.490673	26.228027	7.09%	165
2013	18.101473	24.490673	35.30%	146
2012	15.544324	18.101473	16.45%	0
2011	17.304699	15.544324	-10.17%	1,501
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.398223	14.428872	7.69%	0
2019	12.515715	13.398223	7.05%	0
2018	13.102691	12.515715	-4.48%	0
2017	12.856591	13.102691	1.91%	88
2016	12.528627	12.856591	2.62%	187
2015	13.067853	12.528627	-4.13%	200
2014	12.869199	13.067853	1.54%	214
2013	14.304737	12.869199	-10.04%	229
2012	13.551810	14.304737	5.56%	713
2011	12.336573	13.551810	9.85%	1,397
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	21.701732	23.851946	9.91%	1,512
2019	17.811294	21.701732	21.84%	872
2018	19.457354	17.811294	-8.46%	2,193
2017	16.427426	19.457354	18.44%	2,564
2016	14.725199	16.427426	11.56%	2,821
2015	15.871985	14.725199	-7.23%	3,070
2014	14.351957	15.871985	10.59%	4,394
2013	10.749429	14.351957	33.51%	698
2012	9.530529	10.749429	12.79%	9,443
2011	9.402390	9.530529	1.36%	928

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	17.097088	21.155989	23.74%	0
2019	13.543551	17.097088	26.24%	0
2018	16.253098	13.543551	-16.67%	0
2017	12.600929	16.253098	28.98%	0
2016	13.564079	12.600929	-7.10%	0
2015	13.694840	13.564079	-0.95%	0
2014	14.743615	13.694840	-7.11%	0
2013	12.252580	14.743615	20.33%	0
2012	10.287859	12.252580	19.10%	0
2011	11.898375	10.287859	-13.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	26.925885	26.788495	-0.51%	0
2019	21.208989	26.925885	26.96%	0
2018	24.755532	21.208989	-14.33%	0
2017	22.545819	24.755532	9.80%	0
2016	18.667999	22.545819	20.77%	0
2015	19.266913	18.667999	-3.11%	0
2014	16.835209	19.266913	14.44%	0
2013	13.162337	16.835209	27.90%	1,208
2012	11.510986	13.162337	14.35%	0
2011	11.791438	11.510986	-2.38%	2,076
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	31.553999	31.320595	-0.74%	0
2019	25.268468	31.553999	24.87%	0
2018	28.297407	25.268468	-10.70%	0
2017	26.469882	28.297407	6.90%	0
2016	22.349185	26.469882	18.44%	0
2015	23.654537	22.349185	-5.52%	0
2014	21.280119	23.654537	11.16%	0
2013	16.433997	21.280119	29.49%	0
2012	14.591976	16.433997	12.62%	0
2011	14.694748	14.591976	-0.70%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.798668	27.086604	30.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.569465	12.170275	5.19%	0
2019	10.246644	11.569465	12.91%	0
2018	10.734901	10.246644	-4.55%	0
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.451623	11.151664	6.70%	0
2019	9.741323	10.451623	7.29%	0
2018	9.982726	9.741323	-2.42%	0
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.511003	14.773577	1.81%	0
2019	11.581533	14.511003	25.29%	0
2018	12.726837	11.581533	-9.00%	0
2017	11.113593	12.726837	14.52%	0
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.495943	20.760192	18.66%	7
2019	15.114799	17.495943	15.75%	7
2018	16.638708	15.114799	-9.16%	7
2017	14.885126	16.638708	11.78%	1,677
2016	14.586794	14.885126	2.05%	1,677
2015	14.989140	14.586794	-2.68%	1,677
2014	14.959326	14.989140	0.20%	2,308
2013	13.300593	14.959326	12.47%	2,342
2012	12.304760	13.300593	8.09%	2,621
2011	12.989971	12.304760	-5.27%	2,558
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.013599	13.795999	6.01%	1,062
2019	11.045543	13.013599	17.82%	398
2018	13.328353	11.045543	-17.13%	1,392
2017	11.785568	13.328353	13.09%	1,554
2016	10.406780	11.785568	13.25%	1,737
2015	10.860031	10.406780	-4.17%	1,804
2014*	10.000000	10.860031	8.60%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.340389	36.259888	8.76%	0
2019	27.752367	33.340389	20.14%	91
2018	31.019280	27.752367	-10.53%	91
2017	28.072283	31.019280	10.50%	91
2016	22.712961	28.072283	23.60%	94
2015	23.656880	22.712961	-3.99%	102
2014	22.893519	23.656880	3.33%	102
2013	16.550657	22.893519	38.32%	188
2012	14.547509	16.550657	13.77%	402
2011	14.715765	14.547509	-1.14%	2,222

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	23.683237	27.473070	16.00%	3,498
2019	18.365627	23.683237	28.95%	3,930
2018	19.593287	18.365627	-6.27%	5,447
2017	16.398851	19.593287	19.48%	9,355
2016	14.933392	16.398851	9.81%	11,691
2015	15.025305	14.933392	-0.61%	21,951
2014	13.476043	15.025305	11.50%	20,284
2013	10.383420	13.476043	29.78%	23,403
2012	9.127006	10.383420	13.77%	24,907
2011	9.113400	9.127006	0.15%	30,124
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	18.468486	22.537853	22.03%	601
2019	13.983339	18.468486	32.07%	603
2018	14.881642	13.983339	-6.04%	605
2017	13.125593	14.881642	13.38%	607
2016	12.097066	13.125593	8.50%	609
2015	12.712407	12.097066	-4.84%	1,032
2014	11.398795	12.712407	11.52%	1,295
2013	8.631440	11.398795	32.06%	1,437
2012	7.841992	8.631440	10.07%	1,862
2011	7.906074	7.841992	-0.81%	2,180
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	23.966493	29.140148	21.59%	268
2019	17.914333	23.966493	33.78%	0
2018	19.566697	17.914333	-8.44%	911
2017	15.631516	19.566697	25.17%	1,068
2016	14.736326	15.631516	6.07%	3,260
2015	15.370610	14.736326	-4.13%	3,339
2014	14.465897	15.370610	6.25%	4,739
2013	12.151577	14.465897	19.05%	6,398
2012	11.194577	12.151577	8.55%	13,453
2011	10.446304	11.194577	7.16%	6,599
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	20.595629	24.272956	17.85%	0
2019	17.204848	20.595629	19.71%	0
2018	21.630803	17.204848	-20.46%	0
2017	17.648143	21.630803	22.57%	0
2016	15.334663	17.648143	15.09%	0
2015	15.963347	15.334663	-3.94%	0
2014	15.984606	15.963347	-0.13%	0
2013	10.946474	15.984606	46.03%	0
2012	9.236792	10.946474	18.51%	0
2011	10.906378	9.236792	-15.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.002592	11.497657	4.50%	19
2019	9.605736	11.002592	14.54%	19
2018	10.179859	9.605736	-5.64%	19
2017*	10.000000	10.179859	1.80%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.901324	16.252341	-3.84%	0
2019	13.461990	16.901324	25.55%	0
2018	16.490324	13.461990	-18.36%	0
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.830557	10.859288	0.27%	0
2019	10.289485	10.830557	5.26%	0
2018	10.477416	10.289485	-1.79%	0
2017	10.303421	10.477416	1.69%	0
2016	9.620496	10.303421	7.10%	0
2015	9.884955	9.620496	-2.68%	0
2014*	10.000000	9.884955	-1.15%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.196371	19.339353	6.28%	563
2019	16.913774	18.196371	7.58%	714
2018	17.310538	16.913774	-2.29%	957
2017	16.926020	17.310538	2.27%	2,549
2016	16.583729	16.926020	2.06%	3,625
2015	16.911708	16.583729	-1.94%	9,599
2014	16.575449	16.911708	2.03%	12,149
2013	16.689388	16.575449	-0.68%	9,458
2012	15.474309	16.689388	7.85%	8,800
2011	15.391419	15.474309	0.54%	8,944
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.442551	13.434730	28.65%	0
2019	8.222648	10.442551	27.00%	0
2018*	10.000000	8.222648	-17.77%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.613457	18.354936	10.48%	0
2019	14.569713	16.613457	14.03%	0
2018	15.457543	14.569713	-5.74%	0
2017	13.916204	15.457543	11.08%	0
2016	13.446553	13.916204	3.49%	22
2015	13.721899	13.446553	-2.01%	79
2014	13.377362	13.721899	2.58%	140
2013	12.001362	13.377362	11.47%	199
2012	10.931955	12.001362	9.78%	0
2011	11.152294	10.931955	-1.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.327979	19.574126	12.96%	0
2019	14.688589	17.327979	17.97%	0
2018	15.894089	14.688589	-7.58%	0
2017	13.881704	15.894089	14.50%	0
2016	13.316455	13.881704	4.24%	0
2015	13.596588	13.316455	-2.06%	0
2014	13.215338	13.596588	2.88%	0
2013	11.594022	13.215338	13.98%	0
2012	10.420710	11.594022	11.26%	0
2011	10.721144	10.420710	-2.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.594838	21.341759	14.77%	0
2019	15.209258	18.594838	22.26%	0
2018	16.798272	15.209258	-9.46%	0
2017	14.143539	16.798272	18.77%	0
2016	13.506795	14.143539	4.71%	0
2015	13.786711	13.506795	-2.03%	0
2014	13.374945	13.786711	3.08%	0
2013	11.198787	13.374945	19.43%	0
2012	9.865492	11.198787	13.51%	0
2011	10.313841	9.865492	-4.35%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.613498	16.343204	20.05%	642
2019	11.158095	13.613498	22.01%	642
2018	11.879746	11.158095	-6.07%	642
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	33.058164	42.385281	28.21%	0
2019	25.583861	33.058164	29.21%	0
2018	27.834576	25.583861	-8.09%	0
2017	23.253776	27.834576	19.70%	0
2016	21.920480	23.253776	6.08%	0
2015	22.175887	21.920480	-1.15%	0
2014	20.175331	22.175887	9.92%	0
2013	15.649850	20.175331	28.92%	0
2012	13.688707	15.649850	14.33%	0
2011	14.302108	13.688707	-4.29%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	34.998555	44.805508	28.02%	21
2019	27.121491	34.998555	29.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.984109	5.267539	-34.02%	0
2019	7.395607	7.984109	7.96%	0
2018	10.001429	7.395607	-26.05%	0
2017	10.464327	10.001429	-4.42%	0
2016	7.973259	10.464327	31.24%	13
2015	10.235156	7.973259	-22.10%	46
2014	11.936097	10.235156	-14.25%	0
2013	9.780820	11.936097	22.04%	0
2012	9.500586	9.780820	2.95%	287
2011	10.194669	9.500586	-6.81%	6,795
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	22.082282	23.127714	4.73%	956
2019	17.643164	22.082282	25.16%	1,782
2018	19.596223	17.643164	-9.97%	1,944
2017	17.671373	19.596223	10.89%	3,343
2016	15.246536	17.671373	15.90%	8,172
2015	16.171429	15.246536	-5.72%	11,494
2014	15.141836	16.171429	6.80%	11,439
2013	12.032916	15.141836	25.84%	13,017
2012	10.446041	12.032916	15.19%	19,646
2011	10.535840	10.446041	-0.85%	22,562
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.649946	15.494499	5.76%	0
2019	11.492298	14.649946	27.48%	0
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	26.025211	43.106694	65.63%	0
2019	18.817035	26.025211	38.31%	0
2018	17.040495	18.817035	10.43%	0
2017	12.897415	17.040495	32.12%	0
2016	13.087534	12.897415	-1.45%	0
2015	12.622002	13.087534	3.69%	0
2014	11.453989	12.622002	10.20%	0
2013	8.457071	11.453989	35.44%	0
2012	7.201936	8.457071	17.43%	0
2011	7.169893	7.201936	0.45%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.870526	35.143957	41.31%	3,404
2019	18.855033	24.870526	31.90%	5,260
2018	19.235964	18.855033	-1.98%	6,514
2017	14.494172	19.235964	32.72%	7,631
2016	14.639668	14.494172	-0.99%	8,271
2015	13.911694	14.639668	5.23%	8,962
2014	12.728212	13.911694	9.30%	13,075
2013	9.506510	12.728212	33.89%	11,152
2012	8.443178	9.506510	12.59%	12,551
2011	8.576777	8.443178	-1.56%	19,655
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	16.034291	16.179199	0.90%	263
2019	14.193819	16.034291	12.97%	263
2018	14.980015	14.193819	-5.25%	362
2017	14.232004	14.980015	5.26%	362
2016	12.658153	14.232004	12.43%	750
2015	13.379613	12.658153	-5.39%	747
2014	13.466297	13.379613	-0.64%	362
2013	12.939146	13.466297	4.07%	362
2012	11.527067	12.939146	12.25%	362
2011	11.282982	11.527067	2.16%	362
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.831329	15.928569	7.40%	1,801
2019	13.768607	14.831329	7.72%	1,336
2018	14.097158	13.768607	-2.33%	4,390
2017	13.767772	14.097158	2.39%	4,505
2016	13.385717	13.767772	2.85%	4,395
2015	13.714017	13.385717	-2.39%	4,427
2014	13.192094	13.714017	3.96%	391
2013	13.678721	13.192094	-3.56%	392
2012	13.156851	13.678721	3.97%	393
2011	12.483852	13.156851	5.39%	394

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.571585	23.869726	16.03%	0
2019	16.966062	20.571585	21.25%	0
2018	20.221609	16.966062	-16.10%	0
2017	17.041927	20.221609	18.66%	0
2016	15.462861	17.041927	10.21%	0
2015	15.969821	15.462861	-3.17%	281
2014	15.298100	15.969821	4.39%	0
2013	11.437780	15.298100	33.75%	0
2012	10.140302	11.437780	12.80%	337
2011	11.553557	10.140302	-12.23%	2,576
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.704734	18.965035	13.53%	182
2019	13.310157	16.704734	25.50%	182
2018	15.909896	13.310157	-16.34%	182
2017	12.439458	15.909896	27.90%	182
2016	13.337069	12.439458	-6.73%	600
2015	13.110149	13.337069	1.73%	548
2014	14.522042	13.110149	-9.72%	0
2013	11.331040	14.522042	28.16%	0
2012	9.563041	11.331040	18.49%	0
2011	11.753048	9.563041	-18.63%	36
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.304356	10.357510	-8.38%	0
2019	9.353322	11.304356	20.86%	0
2018	10.172675	9.353322	-8.05%	0
2017*	10.000000	10.172675	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.630291	29.381944	6.34%	264
2019	20.930627	27.630291	32.01%	332
2018	25.759102	20.930627	-18.74%	343
2017	21.980623	25.759102	17.19%	339
2016	20.423816	21.980623	7.62%	343
2015	21.431765	20.423816	-4.70%	360
2014	20.434843	21.431765	4.88%	410
2013	15.936247	20.434843	28.23%	1,396
2012	12.755538	15.936247	24.94%	150
2011	14.235332	12.755538	-10.40%	150

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.560925	15.994267	9.84%	0
2019	12.358429	14.560925	17.82%	0
2018	13.916139	12.358429	-11.19%	0
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.560034	17.381246	-1.02%	6
2019	15.391923	17.560034	14.09%	6
2018	16.363924	15.391923	-5.94%	6
2017	15.177920	16.363924	7.81%	6
2016	13.540774	15.177920	12.09%	49
2015	14.820474	13.540774	-8.63%	162
2014	14.411563	14.820474	2.84%	1,363
2013	12.866930	14.411563	12.00%	1,111
2012	11.619776	12.866930	10.73%	1,239
2011	11.545028	11.619776	0.65%	5,483
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.121828	20.806101	3.40%	61
2019	16.201110	20.121828	24.20%	342
2018	18.919117	16.201110	-14.37%	343
2017	17.392725	18.919117	8.78%	327
2016	13.590076	17.392725	27.98%	334
2015	14.927871	13.590076	-8.96%	384
2014	15.099867	14.927871	-1.14%	449
2013	11.275001	15.099867	33.92%	405
2012	9.688855	11.275001	16.37%	208
2011	10.241189	9.688855	-5.39%	208
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.100460	13.938714	15.19%	0
2019	9.715872	12.100460	24.54%	0
2018	11.739161	9.715872	-17.24%	0
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.852473	16.414219	-2.60%	0
2019	15.193473	16.852473	10.92%	0
2018	18.243394	15.193473	-16.72%	0
2017	15.858746	18.243394	15.04%	0
2016	15.008157	15.858746	5.67%	0
2015	16.295779	15.008157	-7.90%	0
2014	18.602964	16.295779	-12.40%	0
2013	15.351649	18.602964	21.18%	0
2012	13.168820	15.351649	16.58%	0
2011	14.958630	13.168820	-11.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.819058	8.568730	-2.84%	0
2019	7.972671	8.819058	10.62%	0
2018	9.592689	7.972671	-16.89%	0
2017	8.362186	9.592689	14.72%	0
2016	7.936915	8.362186	5.36%	0
2015	8.634856	7.936915	-8.08%	0
2014*	10.000000	8.634856	-13.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.554681	8.896197	-6.89%	172
2019	9.528123	9.554681	0.28%	366
2018	9.509553	9.528123	0.20%	296
2017	9.490796	9.509553	0.20%	284
2016	9.378867	9.490796	1.19%	319
2015	9.970295	9.378867	-5.93%	427
2014*	10.000000	9.970295	-0.30%	2,663
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.704945	13.002708	2.34%	0
2019	11.546406	12.704945	10.03%	0
2018	12.279648	11.546406	-5.97%	0
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.034280	10.526488	4.91%	0
2019	9.380284	10.034280	6.97%	0
2018*	10.000000	9.380284	-6.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.774163	10.317860	5.56%	0
2019	9.468519	9.774163	3.23%	0
2018	10.148167	9.468519	-6.70%	0
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.892796	15.613102	4.84%	0
2019	12.479570	14.892796	19.34%	0
2018	13.826109	12.479570	-9.74%	0
2017	12.223863	13.826109	13.11%	0
2016	11.265732	12.223863	8.50%	0
2015	11.537438	11.265732	-2.35%	0
2014	11.177624	11.537438	3.22%	0
2013	9.532507	11.177624	17.26%	0
2012	8.319211	9.532507	14.58%	0
2011	10.051641	8.319211	-17.24%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.607597	28.059707	29.86%	0
2019	16.564238	21.607597	30.45%	0
2018	18.140801	16.564238	-8.69%	0
2017	14.802018	18.140801	22.56%	0
2016	13.858136	14.802018	6.81%	0
2015	14.109019	13.858136	-1.78%	0
2014	12.696216	14.109019	11.13%	0
2013	9.895548	12.696216	28.30%	0
2012	8.694161	9.895548	13.82%	0
2011	9.244179	8.694161	-5.95%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.368776	20.329315	10.67%	0
2019	15.557801	18.368776	18.07%	0
2018	16.790114	15.557801	-7.34%	0
2017	14.931388	16.790114	12.45%	0
2016	14.061854	14.931388	6.18%	0
2015	14.289737	14.061854	-1.59%	0
2014	13.622699	14.289737	4.90%	0
2013	12.121238	13.622699	12.39%	0
2012	10.885050	12.121238	11.36%	0
2011	11.000962	10.885050	-1.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	21.003457	21.033655	0.14%	0
2019	17.267482	21.003457	21.64%	0
2018	19.656323	17.267482	-12.15%	0
2017	17.421242	19.656323	12.83%	0
2016	14.441346	17.421242	20.63%	0
2015	15.415765	14.441346	-6.32%	0
2014	14.573167	15.415765	5.78%	0
2013	11.128898	14.573167	30.95%	0
2012	9.802126	11.128898	13.54%	0
2011	10.424398	9.802126	-5.97%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.543622	20.103046	2.86%	0
2019	17.797492	19.543622	9.81%	0
2018	18.885429	17.797492	-5.76%	0
2017	18.083841	18.885429	4.43%	0
2016	15.653426	18.083841	15.53%	0
2015	16.579466	15.653426	-5.59%	0
2014	16.452624	16.579466	0.77%	0
2013	15.586476	16.452624	5.56%	0
2012	13.804297	15.586476	12.91%	0
2011	14.047643	13.804297	-1.73%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.412117	21.817285	-2.65%	0
2019	18.600170	22.412117	20.49%	0
2018	21.668005	18.600170	-14.16%	0
2017	21.255589	21.668005	1.94%	0
2016	17.078242	21.255589	24.46%	0
2015	18.604966	17.078242	-8.21%	0
2014	19.191875	18.604966	-3.06%	0
2013	14.272277	19.191875	34.47%	0
2012	12.149533	14.272277	17.47%	0
2011	12.956311	12.149533	-6.23%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	22.902065	23.481068	2.53%	0
2019	18.388285	22.902065	24.55%	0
2018	21.497405	18.388285	-14.46%	0
2017	19.231689	21.497405	11.78%	0
2016	15.434036	19.231689	24.61%	0
2015	16.845460	15.434036	-8.38%	0
2014	16.981743	16.845460	-0.80%	0
2013	12.957420	16.981743	31.06%	0
2012	11.255230	12.957420	15.12%	0
2011	12.377138	11.255230	-9.06%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	21.048977	27.275992	29.58%	0
2019	17.037590	21.048977	23.54%	0
2018	19.325492	17.037590	-11.84%	0
2017	16.063566	19.325492	20.31%	0
2016	14.402680	16.063566	11.53%	0
2015	14.843919	14.402680	-2.97%	0
2014	13.879092	14.843919	6.95%	0
2013	9.989544	13.879092	38.94%	0
2012	9.110040	9.989544	9.65%	0
2011	9.452467	9.110040	-3.62%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	23.921761	32.421319	35.53%	0
2019	18.171366	23.921761	31.65%	0
2018	19.184681	18.171366	-5.28%	0
2017	14.999526	19.184681	27.90%	0
2016	14.034265	14.999526	6.88%	0
2015	13.533900	14.034265	3.70%	0
2014	11.947479	13.533900	13.28%	0
2013	9.475053	11.947479	26.09%	0
2012	8.706427	9.475053	8.83%	0
2011	9.256731	8.706427	-5.94%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.411186	32.760649	39.94%	0
2019	17.414950	23.411186	34.43%	0
2018	18.384177	17.414950	-5.27%	0
2017	14.685760	18.384177	25.18%	0
2016	14.607755	14.685760	0.53%	0
2015	14.151836	14.607755	3.22%	0
2014	13.276121	14.151836	6.60%	0
2013	9.637427	13.276121	37.76%	0
2012*	10.000000	9.637427	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.275515	38.072396	39.58%	239
2019	20.338522	27.275515	34.11%	0
2018	21.529891	20.338522	-5.53%	0
2017	17.241232	21.529891	24.87%	0
2016	17.191840	17.241232	0.29%	0
2015	16.696082	17.191840	2.97%	0
2014	15.702180	16.696082	6.33%	0
2013	11.426405	15.702180	37.42%	0
2012	10.251100	11.426405	11.47%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	25.135821	33.749162	34.27%	0
2019	18.774749	25.135821	33.88%	0
2018	20.262179	18.774749	-7.34%	0
2017	16.250832	20.262179	24.68%	0
2016	16.903389	16.250832	-3.86%	0
2015	16.607253	16.903389	1.78%	0
2014	14.638797	16.607253	13.45%	0
2013	11.478268	14.638797	27.53%	0
2012	10.232502	11.478268	12.17%	0
2011	10.530094	10.232502	-2.83%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	23.827886	26.666993	11.92%	0
2019	18.795829	23.827886	26.77%	0
2018	21.105804	18.795829	-10.94%	0
2017	18.970389	21.105804	11.26%	0
2016	17.501241	18.970389	8.39%	0
2015	18.894173	17.501241	-7.37%	0
2014	17.773104	18.894173	6.31%	0
2013	13.988756	17.773104	27.05%	0
2012	12.496475	13.988756	11.94%	0
2011	12.720187	12.496475	-1.76%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	24.916632	34.459188	38.30%	1,200
2019	18.188086	24.916632	36.99%	949
2018	19.702967	18.188086	-7.69%	999
2017	15.562048	19.702967	26.61%	1,052
2016	15.469328	15.562048	0.60%	1,890
2015	14.761683	15.469328	4.79%	1,936
2014	14.195879	14.761683	3.99%	1,943
2013	10.619800	14.195879	33.67%	1,952
2012	9.277939	10.619800	14.46%	2,537
2011	9.335767	9.277939	-0.62%	2,783
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.622654	46.23%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.586196	17.926880	8.08%	0
2019	14.018131	16.586196	18.32%	2,104
2018	15.759882	14.018131	-11.05%	2,228
2017	14.438830	15.759882	9.15%	2,352
2016	12.758162	14.438830	13.17%	2,482
2015	13.283512	12.758162	-3.95%	2,691
2014	12.393537	13.283512	7.18%	2,972
2013	10.071477	12.393537	23.06%	3,260
2012	9.101440	10.071477	10.66%	0
2011*	10.000000	9.101440	-8.99%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.123280	32.776476	25.47%	816
2019	20.165029	26.123280	29.55%	2,068
2018	23.630412	20.165029	-14.66%	3,102
2017	17.588767	23.630412	34.35%	3,899
2016	17.877470	17.588767	-1.61%	4,147
2015	17.496588	17.877470	2.18%	3,846
2014	17.400337	17.496588	0.55%	5,243
2013	13.904285	17.400337	25.14%	296
2012	11.664761	13.904285	19.20%	747
2011	12.938807	11.664761	-9.85%	899
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.219489	13.117782	-13.81%	0
2019	12.587544	15.219489	20.91%	0
2018	13.645936	12.587544	-7.76%	0
2017	12.278943	13.645936	11.13%	0
2016	12.240988	12.278943	0.31%	0
2015	12.639808	12.240988	-3.16%	0
2014	11.218211	12.639808	12.67%	0
2013	11.110774	11.218211	0.97%	0
2012	8.822432	11.110774	25.94%	0
2011	9.599554	8.822432	-8.10%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.835231	11.013229	1.64%	0
2019	9.947874	10.835231	8.92%	0
2018	10.586430	9.947874	-6.03%	0
2017	10.133387	10.586430	4.47%	0
2016	9.676020	10.133387	4.73%	0
2015	10.071027	9.676020	-3.92%	0
2014	9.962402	10.071027	1.09%	0
2013	10.148129	9.962402	-1.83%	0
2012*	10.000000	10.148129	1.48%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.352909	30.775860	12.51%	0
2019	20.999997	27.352909	30.25%	0
2018	21.173711	20.999997	-0.82%	0
2017	18.595738	21.173711	13.86%	0
2016	21.365199	18.595738	-12.96%	0
2015	21.068321	21.365199	1.41%	0
2014	17.909881	21.068321	17.64%	0
2013	12.963694	17.909881	38.15%	0
2012	10.908621	12.963694	18.84%	0
2011	10.675244	10.908621	2.19%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	25.928123	29.054363	12.06%	0
2019	20.514817	25.928123	26.39%	0
2018	24.548070	20.514817	-16.43%	0
2017	20.301468	24.548070	20.92%	0
2016	20.745290	20.301468	-2.14%	0
2015	21.610532	20.745290	-4.00%	0
2014	21.911679	21.610532	-1.37%	0
2013	18.729398	21.911679	16.99%	0
2012	16.492365	18.729398	13.56%	0
2011	17.989858	16.492365	-8.32%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	23.048333	25.815380	12.01%	1,230
2019	17.751858	23.048333	29.84%	2,080
2018	19.606894	17.751858	-9.46%	2,900
2017	17.060133	19.606894	14.93%	3,031
2016	15.548087	17.060133	9.72%	3,112
2015	15.307494	15.548087	1.57%	5,674
2014	14.066607	15.307494	8.82%	5,890
2013	10.859348	14.066607	29.53%	6,476
2012	9.452748	10.859348	14.88%	7,380
2011	9.617272	9.452748	-1.71%	9,296
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.181114	17.328023	7.09%	59
2019	13.164804	16.181114	22.91%	144
2018	15.151327	13.164804	-13.11%	143
2017	13.442790	15.151327	12.71%	134
2016	12.084045	13.442790	11.24%	134
2015	12.842801	12.084045	-5.91%	161
2014	12.541964	12.842801	2.40%	226
2013	9.931779	12.541964	26.28%	190
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.750551	25.641752	17.89%	375
2019	17.495457	21.750551	24.32%	0
2018	19.848980	17.495457	-11.86%	0
2017	17.687348	19.848980	12.22%	0
2016	15.240888	17.687348	16.05%	0
2015	16.476473	15.240888	-7.50%	0
2014	14.974433	16.476473	10.03%	1,524
2013	10.802480	14.974433	38.62%	1,621
2012	9.314329	10.802480	15.98%	1,712
2011	9.689461	9.314329	-3.87%	1,806

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.795918	12.845477	18.98%	0
2019	8.583385	10.795918	25.78%	0
2018	10.855103	8.583385	-20.93%	0
2017	8.732838	10.855103	24.30%	0
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.439316	34.074390	11.94%	0
2019	25.427958	30.439316	19.71%	0
2018	27.358270	25.427958	-7.06%	0
2017	23.530299	27.358270	16.27%	478
2016	24.567069	23.530299	-4.22%	478
2015	27.267962	24.567069	-9.91%	478
2014	29.281351	27.267962	-6.88%	884
2013	23.804924	29.281351	23.01%	1,160
2012	20.320791	23.804924	17.15%	1,495
2011	22.276829	20.320791	-8.78%	3,388
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.018137	29.201983	4.23%	44
2019	25.633548	28.018137	9.30%	104
2018	26.642784	25.633548	-3.79%	92
2017	25.405506	26.642784	4.87%	88
2016	22.243143	25.405506	14.22%	120
2015	24.202213	22.243143	-8.09%	223
2014	24.160569	24.202213	0.17%	2,728
2013	22.242962	24.160569	8.62%	1,932
2012	19.073074	22.242962	16.62%	4,528
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.048621	54.265440	46.47%	160
2019	27.322742	37.048621	35.60%	0
2018	27.814192	27.322742	-1.77%	0
2017	22.296757	27.814192	24.75%	0
2016	21.374137	22.296757	4.32%	0
2015	23.077743	21.374137	-7.38%	163
2014	21.764143	23.077743	6.04%	0
2013	17.039202	21.764143	27.73%	0
2012	15.264667	17.039202	11.63%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.385304	11.255317	8.38%	0
2019	9.667935	10.385304	7.42%	0
2018	9.964231	9.667935	-2.97%	0
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	26.783128	36.605226	36.67%	1,322
2019	19.909261	26.783128	34.53%	1,322
2018	19.913274	19.909261	-0.02%	1,322
2017	15.582435	19.913274	27.79%	2,226
2016	15.549142	15.582435	0.21%	5,548
2015	14.131154	15.549142	10.03%	9,889
2014	13.253273	14.131154	6.62%	10,906
2013	10.300857	13.253273	28.66%	11,373
2012	8.460768	10.300857	21.75%	13,871
2011	9.248831	8.460768	-8.52%	15,805
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.599052	24.594650	48.17%	734
2019	11.660052	16.599052	42.36%	22
2018	11.755987	11.660052	-0.82%	23
2017	8.252193	11.755987	42.46%	26
2016	7.373192	8.252193	11.92%	28
2015	7.167719	7.373192	2.87%	28
2014	6.668337	7.167719	7.49%	28
2013	5.010391	6.668337	33.09%	29
2012	4.278021	5.010391	17.12%	1,161
2011	4.764356	4.278021	-10.21%	1,057
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.010109	14.838023	14.05%	513
2019	10.445448	13.010109	24.55%	682
2018	12.522702	10.445448	-16.59%	692
2017	9.738622	12.522702	28.59%	708
2016	10.618864	9.738622	-8.29%	716
2015	11.845523	10.618864	-10.36%	768
2014	13.709506	11.845523	-13.60%	2,796
2013	12.203674	13.709506	12.34%	2,939
2012	10.969394	12.203674	11.25%	3,476
2011	16.492218	10.969394	-33.49%	1,274
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	31.879356	31.453269	-1.34%	57
2019	25.584031	31.879356	24.61%	128
2018	29.523589	25.584031	-13.34%	128
2017	26.398919	29.523589	11.84%	284
2016	23.413491	26.398919	12.75%	284
2015	24.468141	23.413491	-4.31%	145
2014	21.624419	24.468141	13.15%	1,083
2013	16.627377	21.624419	30.05%	1,144
2012	14.052191	16.627377	18.33%	2,819
2011	13.992337	14.052191	0.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.276006	9.972473	-2.95%	0
2019	8.848443	10.276006	16.13%	0
2018	11.053618	8.848443	-19.95%	0
2017	8.796422	11.053618	25.66%	0
2016	7.408585	8.796422	18.73%	0
2015	9.427617	7.408585	-21.42%	0
2014*	10.000000	9.427617	-5.72%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.529542	11.119266	5.60%	0
2019	9.880674	10.529542	6.57%	0
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	33.864333	48.463711	43.11%	26
2019	24.384957	33.864333	38.87%	86
2018	25.242631	24.384957	-3.40%	96
2017	20.325655	25.242631	24.19%	110
2016	19.004073	20.325655	6.95%	110
2015	19.756688	19.004073	-3.81%	128
2014	21.726759	19.756688	-9.07%	184
2013	15.651126	21.726759	38.82%	138
2012	13.170138	15.651126	18.84%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.735850	30.171638	1.47%	267
2019	23.358052	29.735850	27.30%	385
2018	26.509967	23.358052	-11.89%	385
2017	22.980315	26.509967	15.36%	716
2016	20.546185	22.980315	11.85%	728
2015	21.098579	20.546185	-2.62%	398
2014	19.476386	21.098579	8.33%	399
2013	14.611837	19.476386	33.29%	400
2012	12.827754	14.611837	13.91%	401
2011	13.110285	12.827754	-2.16%	1,638
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.828546	12.294451	13.54%	0
2019*	10.000000	10.828546	8.29%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.448706	25.344466	18.16%	842
2019	17.364940	21.448706	23.52%	240
2018	19.570082	17.364940	-11.27%	930
2017	15.697494	19.570082	24.67%	1,049
2016	15.377499	15.697494	2.08%	1,132
2015	14.713506	15.377499	4.51%	1,242
2014	14.800315	14.713506	-0.59%	4,033
2013	11.796298	14.800315	25.47%	1,357
2012	10.351608	11.796298	13.96%	3,985
2011	10.720815	10.351608	-3.44%	4,428
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.286488	32.86%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.598143	35.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.172669	15.018348	5.97%	3,029
2019	13.002998	14.172669	9.00%	1,681
2018	13.315841	13.002998	-2.35%	7,061
2017	12.749513	13.315841	4.44%	7,324
2016	12.222466	12.749513	4.31%	7,225
2015	12.515336	12.222466	-2.34%	7,375
2014	11.804501	12.515336	6.02%	4,744
2013	12.046847	11.804501	-2.01%	0
2012	11.198529	12.046847	7.58%	272
2011	10.782688	11.198529	3.86%	167
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	36.510750	37.880135	3.75%	26
2019	32.508937	36.510750	12.31%	26
2018	35.542890	32.508937	-8.54%	46
2017	32.955797	35.542890	7.85%	46
2016	30.323564	32.955797	8.68%	46
2015	31.196080	30.323564	-2.80%	46
2014	30.832983	31.196080	1.18%	46
2013	34.373972	30.832983	-10.30%	46
2012	29.645142	34.373972	15.95%	46
2011	28.174937	29.645142	5.22%	46
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.672988	11.309762	-3.11%	0
2019	9.286847	11.672988	25.69%	0
2018	10.257628	9.286847	-9.46%	0
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.357257	20.015269	9.03%	0
2019	15.856867	18.357257	15.77%	0
2018	17.254939	15.856867	-8.10%	0
2017	15.117255	17.254939	14.14%	0
2016	14.565676	15.117255	3.79%	0
2015	15.830002	14.565676	-7.99%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.155433	23.735737	12.20%	0
2019	17.355654	21.155433	21.89%	0
2018	19.023712	17.355654	-8.77%	0
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.210923	32.977994	48.48%	347
2019	16.969662	22.210923	30.89%	474
2018	20.666034	16.969662	-17.89%	474
2017	16.714488	20.666034	23.64%	472
2016	17.371351	16.714488	-3.78%	479
2015	17.759062	17.371351	-2.18%	477
2014	18.250211	17.759062	-2.69%	476
2013	15.297737	18.250211	19.30%	0
2012	13.425829	15.297737	13.94%	0
2011	15.061668	13.425829	-10.86%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.029877	20.950677	10.09%	0
2019	16.027934	19.029877	18.73%	0
2018	17.161173	16.027934	-6.60%	0
2017	15.076100	17.161173	13.83%	0
2016	14.069845	15.076100	7.15%	32
2015	14.173682	14.069845	-0.73%	116
2014	13.733446	14.173682	3.21%	205
2013	11.332197	13.733446	21.19%	1,677
2012	9.962813	11.332197	13.74%	8,256
2011	10.041443	9.962813	-0.78%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.897670	12.772084	7.35%	0
2019	11.105767	11.897670	7.13%	0
2018	11.421491	11.105767	-2.76%	0
2017	11.256925	11.421491	1.46%	0
2016	11.155397	11.256925	0.91%	0
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.482761	29.992611	27.72%	43
2019	17.724446	23.482761	32.49%	124
2018	19.908674	17.724446	-10.97%	132
2017	15.463347	19.908674	28.75%	145
2016	15.700635	15.463347	-1.51%	145
2015	14.991293	15.700635	4.73%	155
2014	14.975661	14.991293	0.10%	242
2013	11.842648	14.975661	26.46%	199
2012	9.868315	11.842648	20.01%	0
2011	11.069150	9.868315	-10.85%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.262899	37.622215	48.92%	78
2019	19.725630	25.262899	28.07%	115
2018	20.201326	19.725630	-2.35%	119
2017	16.079854	20.201326	25.63%	140
2016	14.997800	16.079854	7.21%	140
2015	14.335786	14.997800	4.62%	162
2014	13.495092	14.335786	6.23%	252
2013	10.592016	13.495092	27.41%	221
2012	9.178394	10.592016	15.40%	209
2011	9.796069	9.178394	-6.31%	209
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.187808	22.439917	11.16%	0
2019	16.342325	20.187808	23.53%	0
2018	16.997979	16.342325	-3.86%	0
2017	14.181475	16.997979	19.86%	0
2016	12.986218	14.181475	9.20%	0
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	18.375206	18.796177	2.29%	527
2019	17.123009	18.375206	7.31%	527
2018	17.839114	17.123009	-4.01%	561
2017	17.066221	17.839114	4.53%	571
2016	15.978877	17.066221	6.80%	906
2015	16.739041	15.978877	-4.54%	962
2014	16.391919	16.739041	2.12%	3,306
2013	16.865045	16.391919	-2.81%	3,454
2012	15.285013	16.865045	10.34%	6,623
2011	14.731399	15.285013	3.76%	6,184
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	22.796899	24.729710	8.48%	935
2019	17.934955	22.796899	27.11%	1,543
2018	18.247446	17.934955	-1.71%	1,554
2017	15.401194	18.247446	18.48%	2,489
2016	14.064919	15.401194	9.50%	2,749
2015	14.175563	14.064919	-0.78%	8,213
2014	12.858667	14.175563	10.24%	8,740
2013	9.977706	12.858667	28.87%	9,130
2012	8.887367	9.977706	12.27%	10,241
2011	8.993192	8.887367	-1.18%	10,569
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	20.283875	20.662646	1.87%	0
2019	16.208008	20.283875	25.15%	826
2018	17.780089	16.208008	-8.84%	858
2017	15.328169	17.780089	16.00%	2,242
2016	13.226646	15.328169	15.89%	2,304
2015	14.359950	13.226646	-7.89%	2,336
2014	13.381451	14.359950	7.31%	2,393
2013	10.035926	13.381451	33.34%	4,047
2012	8.618507	10.035926	16.45%	2,550
2011	8.975974	8.618507	-3.98%	9,909
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.910513	13.411213	12.60%	0
2019	10.541094	11.910513	12.99%	0
2018	11.716985	10.541094	-10.04%	0
2017	10.063863	11.716985	16.43%	0
2016*	10.000000	10.063863	0.64%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.188948	17.912421	10.65%	0
2019	13.285616	16.188948	21.85%	0
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.528142	15.663598	7.82%	0
2019	12.721185	14.528142	14.20%	0
2018	13.802850	12.721185	-7.84%	0
2017	12.530727	13.802850	10.15%	0
2016	12.013058	12.530727	4.31%	0
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.646020	17.143670	9.57%	0
2019	13.237295	15.646020	18.20%	0
2018	14.664107	13.237295	-9.73%	0
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.723959	13.457366	5.76%	0
2019	11.695963	12.723959	8.79%	0
2018	12.217644	11.695963	-4.27%	0
2017	11.685343	12.217644	4.56%	0
2016	11.362705	11.685343	2.84%	0
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.226936	12.625045	3.26%	0
2019	10.924965	12.226936	11.92%	0
2018	11.953193	10.924965	-8.60%	0
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.719918	13.423893	5.53%	0
2019	11.211583	12.719918	13.45%	0
2018	12.274802	11.211583	-8.66%	0
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.136284	16.469485	8.81%	0
2019	13.033217	15.136284	16.14%	0
2018	14.271248	13.033217	-8.68%	0
2017	12.737951	14.271248	12.04%	0
2016	12.139533	12.737951	4.93%	0
2015	12.482534	12.139533	-2.75%	0
2014	12.143433	12.482534	2.79%	0
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
2011	9.888232	9.493730	-3.99%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.903227	17.549497	10.35%	0
2019	13.235777	15.903227	20.15%	0
2018	14.880103	13.235777	-11.05%	0
2017	12.820152	14.880103	16.07%	0
2016	12.121100	12.820152	5.77%	0
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.018309	15.027816	7.20%	0
2019	12.476399	14.018309	12.36%	0
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	2,463
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.079381	15.590832	3.39%	10
2019	13.637313	15.079381	10.57%	500
2018	16.456497	13.637313	-17.13%	500
2017	13.641211	16.456497	20.64%	500
2016	13.723442	13.641211	-0.60%	510
2015	14.527845	13.723442	-5.54%	510
2014	16.089992	14.527845	-9.71%	511
2013	13.629435	16.089992	18.05%	511
2012	11.596824	13.629435	17.53%	516
2011	13.471087	11.596824	-13.91%	516
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.740079	17.40%	441
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.294433	13.984810	5.19%	0
2019	12.414112	13.294433	7.09%	0
2018	12.683163	12.414112	-2.12%	0
2017	12.358511	12.683163	2.63%	0
2016	11.933651	12.358511	3.56%	12
2015	12.228109	11.933651	-2.41%	13
2014	11.840976	12.228109	3.27%	14
2013	12.280514	11.840976	-3.58%	234
2012	11.594400	12.280514	5.92%	560
2011	11.064660	11.594400	4.79%	17
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.758321	14.747064	7.19%	0
2019	12.771025	13.758321	7.73%	0
2018	13.184744	12.771025	-3.14%	0
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
2011	11.940533	12.447959	4.25%	151

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.547956	10.756649	1.98%	0
2019	10.067342	10.547956	4.77%	0
2018*	10.000000	10.067342	0.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	23.932047	26.653547	11.37%	222
2019	19.802176	23.932047	20.86%	218
2018	24.395738	19.802176	-18.83%	249
2017	17.537547	24.395738	39.11%	296
2016	16.561925	17.537547	5.89%	289
2015	20.056786	16.561925	-17.42%	287
2014	21.592731	20.056786	-7.11%	284
2013	21.803596	21.592731	-0.97%	0
2012	18.923357	21.803596	15.22%	0
2011	24.798986	18.923357	-23.69%	66
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.864274	22.785424	4.21%	788
2019	19.384896	21.864274	12.79%	584
2018	20.331761	19.384896	-4.66%	1,300
2017	19.373326	20.331761	4.95%	1,411
2016	17.263531	19.373326	12.22%	1,455
2015	18.032280	17.263531	-4.26%	1,412
2014	17.887929	18.032280	0.81%	398
2013	16.995311	17.887929	5.25%	304
2012	15.092896	16.995311	12.60%	325
2011	14.788691	15.092896	2.06%	2,251
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.635388	16.304508	4.28%	1,444
2019	14.967281	15.635388	4.46%	2,783
2018	15.234864	14.967281	-1.76%	3,059
2017	15.181172	15.234864	0.35%	5,026
2016	15.329306	15.181172	-0.97%	5,314
2015	15.611402	15.329306	-1.81%	9,816
2014	15.187452	15.611402	2.79%	10,100
2013	16.103195	15.187452	-5.69%	10,390
2012	15.896446	16.103195	1.30%	9,297
2011	15.076750	15.896446	5.44%	9,977
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.724222	9.582188	-1.46%	143
2019	9.719258	9.724222	0.05%	239
2018	9.752641	9.719258	-0.34%	239
2017	9.879197	9.752641	-1.28%	44
2016	10.048810	9.879197	-1.69%	44
2015	10.222592	10.048810	-1.70%	196
2014	10.399379	10.222592	-1.70%	201
2013	10.579225	10.399379	-1.70%	921
2012	10.762685	10.579225	-1.70%	3,061
2011	10.948291	10.762685	-1.70%	3,277

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.111410	16.035203	6.11%	774
2019	12.905136	15.111410	17.10%	522
2018	15.362031	12.905136	-15.99%	580
2017	12.260871	15.362031	25.29%	580
2016	12.364880	12.260871	-0.84%	573
2015	12.975433	12.364880	-4.71%	269
2014	13.259310	12.975433	-2.14%	266
2013	11.447193	13.259310	15.83%	0
2012	10.073349	11.447193	13.64%	0
2011	11.356188	10.073349	-11.30%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.198209	11.792386	5.31%	77
2019	9.399063	11.198209	19.14%	77
2018	11.135659	9.399063	-15.59%	0
2017	9.101700	11.135659	22.35%	0
2016	9.210492	9.101700	-1.18%	0
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.412085	27.072678	10.90%	751
2019	20.070975	24.412085	21.63%	751
2018	22.403926	20.070975	-10.41%	751
2017	19.243700	22.403926	16.42%	751
2016	17.882483	19.243700	7.61%	751
2015	18.375175	17.882483	-2.68%	795
2014	17.805290	18.375175	3.20%	795
2013	14.234546	17.805290	25.09%	1,142
2012	12.494276	14.234546	13.93%	1,142
2011	13.230055	12.494276	-5.56%	1,142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.037350	19.398535	7.55%	0
2019	15.908678	18.037350	13.38%	235
2018	17.010253	15.908678	-6.48%	235
2017	15.570464	17.010253	9.25%	235
2016	14.899909	15.570464	4.50%	235
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.973047	24.109169	9.72%	0
2019	18.636759	21.973047	17.90%	0
2018	20.272668	18.636759	-8.07%	0
2017	17.962277	20.272668	12.86%	0
2016	16.959497	17.962277	5.91%	0
2015	17.345066	16.959497	-2.22%	0
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.670116	15.389117	4.90%	155
2019	13.624949	14.670116	7.67%	155
2018	14.116461	13.624949	-3.48%	155
2017	13.587762	14.116461	3.89%	155
2016	13.256865	13.587762	2.50%	155
2015	13.450517	13.256865	-1.44%	155
2014	13.170736	13.450517	2.12%	155
2013	12.780965	13.170736	3.05%	155
2012	12.362690	12.780965	3.38%	155
2011	12.217905	12.362690	1.19%	155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.223838	12.564004	2.78%	0
2019	11.004790	12.223838	11.08%	0
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.799624	13.378227	4.52%	0
2019	11.298190	12.799624	13.29%	0
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.229699	21.942914	8.47%	11,676
2019	17.478040	20.229699	15.74%	12,718
2018	18.852858	17.478040	-7.29%	13,016
2017	16.982633	18.852858	11.01%	13,939
2016	16.123802	16.982633	5.33%	25,001
2015	16.457737	16.123802	-2.03%	28,926
2014	15.917643	16.457737	3.39%	35,119
2013	13.884263	15.917643	14.65%	31,086
2012	12.746759	13.884263	8.92%	29,196
2011	12.971979	12.746759	-1.74%	37,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.965061	25.357843	10.42%	2,529
2019	19.176339	22.965061	19.76%	3,825
2018	21.143567	19.176339	-9.30%	3,924
2017	18.433649	21.143567	14.70%	4,127
2016	17.285489	18.433649	6.64%	13,593
2015	17.713716	17.285489	-2.42%	13,835
2014	17.168984	17.713716	3.17%	14,077
2013	14.272068	17.168984	20.30%	10,301
2012	12.763211	14.272068	11.82%	10,808
2011	13.265593	12.763211	-3.79%	11,113
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.604378	18.785157	6.71%	1,584
2019	15.781027	17.604378	11.55%	3,852
2018	16.677873	15.781027	-5.38%	3,852
2017	15.534551	16.677873	7.36%	3,852
2016	14.949873	15.534551	3.91%	3,852
2015	15.213073	14.949873	-1.73%	3,852
2014	14.775872	15.213073	2.96%	18,506
2013	13.603676	14.775872	8.62%	19,903
2012	12.809616	13.603676	6.20%	21,256
2011	12.767323	12.809616	0.33%	22,158
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.445211	10.999184	5.30%	0
2019*	10.000000	10.445211	4.45%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.745231	12.227274	13.79%	0
2019*	10.000000	10.745231	7.45%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.862505	29.236894	27.88%	440
2019	17.818030	22.862505	28.31%	1,175
2018	18.703451	17.818030	-4.73%	1,208
2017	14.612329	18.703451	28.00%	1,287
2016	14.545810	14.612329	0.46%	2,710
2015	14.306041	14.545810	1.68%	2,792
2014	13.178191	14.306041	8.56%	2,947
2013	9.949455	13.178191	32.45%	2,993
2012	8.699185	9.949455	14.37%	3,410
2011	9.114191	8.699185	-4.55%	3,500
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.867854	13.546152	5.27%	0
2019	11.003088	12.867854	16.95%	0
2018	11.761405	11.003088	-6.45%	0
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.806771	15.571191	5.16%	0
2019	12.348323	14.806771	19.91%	0
2018	12.895122	12.348323	-4.24%	0
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.475736	44.969144	16.88%	2,425
2019	28.442209	38.475736	35.28%	3,196
2018	29.309966	28.442209	-2.96%	3,976
2017	23.418915	29.309966	25.16%	6,168
2016	22.987792	23.418915	1.88%	9,652
2015	22.252042	22.987792	3.31%	10,733
2014	20.805982	22.252042	6.95%	13,022
2013	15.482901	20.805982	34.38%	14,864
2012	13.271445	15.482901	16.66%	17,983
2011	13.808941	13.271445	-3.89%	19,680

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.479095	29.410456	-0.23%	2,064
2019	23.621882	29.479095	24.80%	2,753
2018	26.511183	23.621882	-10.90%	3,784
2017	24.815468	26.511183	6.83%	5,384
2016	20.959565	24.815468	18.40%	5,586
2015	22.274419	20.959565	-5.90%	9,532
2014	20.031721	22.274419	11.20%	7,619
2013	15.449717	20.031721	29.66%	8,754
2012	13.707619	15.449717	12.71%	8,193
2011	13.854600	13.707619	-1.06%	10,225
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.793832	17.94%	2,736
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.789256	17.89%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.623670	49.617983	11.19%	292
2019	36.127996	44.623670	23.52%	412
2018	41.478467	36.127996	-12.90%	457
2017	36.443234	41.478467	13.82%	462
2016	30.818736	36.443234	18.25%	1,159
2015	32.166919	30.818736	-4.19%	1,164
2014	29.905966	32.166919	7.56%	1,169
2013	22.866113	29.905966	30.79%	1,407
2012	19.802381	22.866113	15.47%	1,971
2011	20.670084	19.802381	-4.20%	2,807
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.786373	21.170830	-2.83%	751
2019	17.895691	21.786373	21.74%	1,368
2018	20.965038	17.895691	-14.64%	3,858
2017	18.733961	20.965038	11.91%	4,680
2016	16.205808	18.733961	15.60%	7,432
2015	16.975956	16.205808	-4.54%	7,643
2014	14.757742	16.975956	15.03%	6,837
2013	11.065093	14.757742	33.37%	8,497
2012	9.675375	11.065093	14.36%	10,615
2011	10.076273	9.675375	-3.98%	12,294

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.623976	45.182333	38.49%	183
2019	24.454720	32.623976	33.41%	244
2018	27.026036	24.454720	-9.51%	252
2017	22.006738	27.026036	22.81%	477
2016	20.669676	22.006738	6.47%	541
2015	20.869370	20.669676	-0.96%	626
2014	20.649738	20.869370	1.06%	1,112
2013	14.558599	20.649738	41.84%	1,248
2012	13.056468	14.558599	11.50%	1,411
2011	13.368487	13.056468	-2.33%	1,651
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	42.439836	43.867859	3.36%	355
2019	36.280255	42.439836	16.98%	408
2018	44.446688	36.280255	-18.37%	438
2017	41.455864	44.446688	7.21%	1,232
2016	33.486712	41.455864	23.80%	1,995
2015	36.249022	33.486712	-7.62%	4,266
2014	34.456357	36.249022	5.20%	4,395
2013	24.965632	34.456357	38.02%	5,345
2012	21.087024	24.965632	18.39%	5,196
2011	22.596774	21.087024	-6.68%	5,852
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	44.197941	53.304486	20.60%	360
2019	35.784235	44.197941	23.51%	729
2018	41.671687	35.784235	-14.13%	738
2017	37.352322	41.671687	11.56%	870
2016	30.933581	37.352322	20.75%	1,073
2015	31.991732	30.933581	-3.31%	1,134
2014	32.281902	31.991732	-0.90%	1,335
2013	23.306065	32.281902	38.51%	1,442
2012	20.527706	23.306065	13.53%	2,033
2011	22.111198	20.527706	-7.16%	2,466
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.343574	22.707414	11.62%	1,862
2019	16.159190	20.343574	25.89%	1,875
2018	17.262963	16.159190	-6.39%	1,891
2017	14.064837	17.262963	22.74%	1,908
2016	12.594285	14.064837	11.68%	1,916
2015	12.951943	12.594285	-2.76%	2,094
2014	12.360222	12.951943	4.79%	2,106
2013	8.742790	12.360222	41.38%	2,117
2012	7.605763	8.742790	14.95%	2,418
2011	8.754195	7.605763	-13.12%	2,347

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.832569	17.649034	11.47%	0
2019	12.574585	15.832569	25.91%	0
2018	13.467696	12.574585	-6.63%	0
2017	10.980996	13.467696	22.65%	0
2016*	10.000000	10.980996	9.81%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.054096	23.461307	11.43%	0
2019	16.997529	21.054096	23.87%	545
2018	18.356134	16.997529	-7.40%	545
2017	15.741745	18.356134	16.61%	545
2016	14.542676	15.741745	8.25%	561
2015	14.842251	14.542676	-2.02%	562
2014	13.651492	14.842251	8.72%	564
2013	10.007801	13.651492	36.41%	565
2012	9.131281	10.007801	9.60%	566
2011	9.593953	9.131281	-4.82%	567
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.520020	16.294410	-7.00%	2,494
2019	13.636298	17.520020	28.48%	2,583
2018	14.439906	13.636298	-5.57%	3,703
2017	13.792760	14.439906	4.69%	3,914
2016	13.070114	13.792760	5.53%	4,319
2015	14.048819	13.070114	-6.97%	5,020
2014	11.088679	14.048819	26.70%	5,100
2013	10.947092	11.088679	1.29%	5,580
2012	9.618410	10.947092	13.81%	5,867
2011	9.187145	9.618410	4.69%	6,725
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.259083	32.59%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.194902	23.395367	15.85%	0
2019	15.701747	20.194902	28.62%	0
2018	16.793244	15.701747	-6.50%	0
2017	14.091863	16.793244	19.17%	0
2016	12.868379	14.091863	9.51%	0
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.258053	10.369231	1.08%	0
2019	10.025673	10.258053	2.32%	0
2018	10.117021	10.025673	-0.90%	0
2017	10.131505	10.117021	-0.14%	0
2016	10.055677	10.131505	0.75%	0
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.197189	20.170627	17.29%	0
2019	14.000130	17.197189	22.84%	0
2018	16.066143	14.000130	-12.86%	0
2017	14.313391	16.066143	12.25%	0
2016	12.046089	14.313391	18.82%	5
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.880835	36.189730	58.17%	789
2019	16.958674	22.880835	34.92%	1,136
2018	18.522709	16.958674	-8.44%	1,137
2017	14.750561	18.522709	25.57%	2,402
2016	14.093718	14.750561	4.66%	2,741
2015	14.364063	14.093718	-1.88%	3,057
2014	14.045755	14.364063	2.27%	3,543
2013	10.283578	14.045755	36.58%	4,705
2012	9.104851	10.283578	12.95%	7,815
2011	9.671044	9.104851	-5.85%	8,893
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.358358	19.719183	37.34%	0
2019	11.025451	14.358358	30.23%	0
2018	12.004538	11.025451	-8.16%	0
2017	9.803492	12.004538	22.45%	0
2016	9.574122	9.803492	2.40%	0
2015*	10.000000	9.574122	-4.26%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.957870	10.127058	1.70%	231
2019	9.769885	9.957870	1.92%	231
2018	9.839329	9.769885	-0.71%	231
2017	9.920602	9.839329	-0.82%	231
2016	9.970133	9.920602	-0.50%	243
2015	10.123960	9.970133	-1.52%	243
2014	10.236603	10.123960	-1.10%	244
2013	10.349803	10.236603	-1.09%	245
2012	10.065694	10.349803	2.82%	246
2011	10.209806	10.065694	-1.41%	247
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.935783	32.832916	17.53%	0
2019	22.575244	27.935783	23.75%	0
2018	24.362924	22.575244	-7.34%	0
2017	20.926380	24.362924	16.42%	0
2016	19.376359	20.926380	8.00%	0
2015	19.803266	19.376359	-2.16%	0
2014	18.250934	19.803266	8.51%	0
2013	13.492695	18.250934	35.27%	1,124
2012	12.368567	13.492695	9.09%	0
2011	12.981945	12.368567	-4.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.607519	12.312509	6.07%	0
2019	10.567277	11.607519	9.84%	0
2018	11.370397	10.567277	-7.06%	0
2017	10.201628	11.370397	11.46%	0
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	4,790
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.757806	12.318402	4.77%	0
2019	10.432519	11.757806	12.70%	0
2018	11.152073	10.432519	-6.45%	0
2017	10.333746	11.152073	7.92%	0
2016	9.285115	10.333746	11.29%	0
2015	9.674518	9.285115	-4.03%	0
2014*	10.000000	9.674518	-3.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.586223	12.603612	8.78%	0
2019	11.024001	11.586223	5.10%	0
2018	11.691973	11.024001	-5.71%	0
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	3,426
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.124768	11.251638	1.14%	0
2019	10.889863	11.124768	2.16%	208
2018	11.053020	10.889863	-1.48%	208
2017	11.104592	11.053020	-0.46%	208
2016	11.150585	11.104592	-0.41%	212
2015	11.319791	11.150585	-1.49%	213
2014	11.430031	11.319791	-0.96%	213
2013	11.654767	11.430031	-1.93%	213
2012	11.212140	11.654767	3.95%	214
2011	11.291696	11.212140	-0.70%	214
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.611373	14.947578	9.82%	0
2019	12.769634	13.611373	6.59%	0
2018	13.285707	12.769634	-3.88%	0
2017	13.037409	13.285707	1.90%	0
2016	12.608290	13.037409	3.40%	0
2015	13.182888	12.608290	-4.36%	0
2014	13.008733	13.182888	1.34%	0
2013	14.577354	13.008733	-10.76%	0
2012	13.636325	14.577354	6.90%	0
2011	12.422009	13.636325	9.78%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.209944	10.251193	0.40%	0
2019	10.113821	10.209944	0.95%	0
2018	10.144914	10.113821	-0.31%	0
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.750444	16.820185	6.79%	0
2019	14.787352	15.750444	6.51%	0
2018	15.125536	14.787352	-2.24%	0
2017	14.664666	15.125536	3.14%	0
2016	14.527417	14.664666	0.94%	0
2015	14.714566	14.527417	-1.27%	0
2014	14.355912	14.714566	2.50%	0
2013	14.895479	14.355912	-3.62%	0
2012	13.826398	14.895479	7.73%	0
2011	13.575497	13.826398	1.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.276365	12.030310	6.69%	0
2019	10.597384	11.276365	6.41%	0
2018	10.850573	10.597384	-2.33%	0
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	4,110
2012	9.977132	10.738805	7.63%	9,238
2011*	10.000000	9.977132	-0.23%	7,441
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.936841	13.153162	10.19%	0
2019	9.702730	11.936841	23.03%	0
2018	12.204239	9.702730	-20.50%	0
2017	9.807709	12.204239	24.44%	0
2016*	10.000000	9.807709	-1.92%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.467459	34.67%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.867720	28.68%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	14.075062	17.127907	21.69%	0
2019	11.976871	14.075062	17.52%	0
2018	13.397031	11.976871	-10.60%	0
2017	12.956287	13.397031	3.40%	0
2016	11.009516	12.956287	17.68%	0
2015	12.793857	11.009516	-13.95%	0
2014	13.498176	12.793857	-5.22%	0
2013	11.349646	13.498176	18.93%	0
2012	10.730363	11.349646	5.77%	0
2011	12.418440	10.730363	-13.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.690609	54.247694	27.07%	319
2019	33.762646	42.690609	26.44%	257
2018	34.057955	33.762646	-0.87%	589
2017	27.213906	34.057955	25.15%	733
2016	31.005791	27.213906	-12.23%	826
2015	28.044718	31.005791	10.56%	1,012
2014	21.741054	28.044718	28.99%	1,375
2013	14.694301	21.741054	47.96%	783
2012	11.411460	14.694301	28.77%	3,068
2011	10.516214	11.411460	8.51%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	40.148930	46.273995	15.26%	28
2019	31.274456	40.148930	28.38%	72
2018	41.585709	31.274456	-24.80%	75
2017	28.008334	41.585709	48.48%	184
2016	28.462153	28.008334	-1.59%	183
2015	33.665233	28.462153	-15.46%	134
2014	34.390254	33.665233	-2.11%	157
2013	31.230902	34.390254	10.12%	136
2012	24.476214	31.230902	27.60%	1,658
2011	33.528738	24.476214	-27.00%	291
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.650564	6.600279	16.81%	259
2019	5.153290	5.650564	9.65%	259
2018	7.324908	5.153290	-29.65%	306
2017	7.601069	7.324908	-3.63%	392
2016	5.391522	7.601069	40.98%	421
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	21.675205	25.378886	17.09%	0
2019	19.710595	21.675205	9.97%	0
2018	27.960047	19.710595	-29.50%	0
2017	28.933512	27.960047	-3.36%	0
2016	20.480409	28.933512	41.27%	0
2015	31.306212	20.480409	-34.58%	60
2014	39.369222	31.306212	-20.48%	60
2013	36.233285	39.369222	8.65%	60
2012	35.654198	36.233285	1.62%	60
2011	43.411488	35.654198	-17.87%	60
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.765247	10.418226	-3.22%	0
2019*	10.000000	10.765247	7.65%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.218448	54.625427	55.10%	144
2019	28.701234	35.218448	22.71%	0
2018	28.823186	28.701234	-0.42%	0
2017	23.296160	28.823186	23.73%	0
2016	21.994105	23.296160	5.92%	0
2015	23.038616	21.994105	-4.53%	0
2014	23.885616	23.038616	-3.55%	0
2013	16.174094	23.885616	47.68%	436
2012	15.253839	16.174094	6.03%	0
2011	16.264770	15.253839	-6.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.995693	13.388889	3.03%	0
2019	11.477850	12.995693	13.22%	0
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.761351	8.798342	0.42%	0
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.180295	32.582472	1.25%	27
2019	27.316779	32.180295	17.80%	27
2018	32.827337	27.316779	-16.79%	27
2017	29.605961	32.827337	10.88%	27
2016	24.145489	29.605961	22.61%	27
2015	26.059453	24.145489	-7.34%	27
2014	24.345651	26.059453	7.04%	27
2013	18.003433	24.345651	35.23%	27
2012	15.468025	18.003433	16.39%	0
2011	17.228495	15.468025	-10.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.285055	14.299723	7.64%	315
2019	12.416312	13.285055	7.00%	324
2018	13.005277	12.416312	-4.53%	326
2017	12.767498	13.005277	1.86%	336
2016	12.448122	12.767498	2.57%	318
2015	12.990493	12.448122	-4.18%	330
2014	12.799525	12.990493	1.49%	336
2013	14.234545	12.799525	-10.08%	327
2012	13.492191	14.234545	5.50%	267
2011	12.288522	13.492191	9.80%	1,045
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	21.474798	23.590524	9.85%	42
2019	17.634015	21.474798	21.78%	42
2018	19.273549	17.634015	-8.51%	95
2017	16.280503	19.273549	18.38%	890
2016	14.600899	16.280503	11.50%	891
2015	15.746012	14.600899	-7.27%	1,002
2014	14.245298	15.746012	10.53%	1,004
2013	10.674961	14.245298	33.45%	1,836
2012	9.469331	10.674961	12.73%	1,852
2011	9.346757	9.469331	1.31%	2,606

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	16.918261	20.924054	23.68%	0
2019	13.408707	16.918261	26.17%	0
2018	16.099528	13.408707	-16.71%	0
2017	12.488186	16.099528	28.92%	0
2016	13.449535	12.488186	-7.15%	0
2015	13.586103	13.449535	-1.01%	0
2014	14.634001	13.586103	-7.16%	0
2013	12.167669	14.634001	20.27%	0
2012	10.221760	12.167669	19.04%	0
2011	11.827942	10.221760	-13.58%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	26.739225	26.589248	-0.56%	69
2019	21.072667	26.739225	26.89%	69
2018	24.609013	21.072667	-14.37%	84
2017	22.423750	24.609013	9.75%	39
2016	18.576331	22.423750	20.71%	39
2015	19.182068	18.576331	-3.16%	39
2014	16.769601	19.182068	14.39%	39
2013	13.117701	16.769601	27.84%	39
2012	11.477798	13.117701	14.29%	0
2011	11.763414	11.477798	-2.43%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	31.223916	30.977188	-0.79%	0
2019	25.016849	31.223916	24.81%	0
2018	28.029965	25.016849	-10.75%	0
2017	26.233022	28.029965	6.85%	0
2016	22.160449	26.233022	18.38%	0
2015	23.466713	22.160449	-5.57%	0
2014	21.121898	23.466713	11.10%	0
2013	16.320113	21.121898	29.42%	0
2012	14.498254	16.320113	12.57%	0
2011	14.607775	14.498254	-0.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.609247	26.830843	30.19%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.542041	12.135255	5.14%	0
2019	10.227560	11.542041	12.85%	0
2018	10.720397	10.227560	-4.60%	0
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.426801	11.119524	6.64%	0
2019	9.723128	10.426801	7.24%	0
2018	9.969194	9.723128	-2.47%	0
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.476580	14.731042	1.76%	0
2019	11.559932	14.476580	25.23%	0
2018	12.709605	11.559932	-9.05%	0
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.401283	20.637378	18.60%	342
2019	15.040663	17.401283	15.69%	911
2018	16.565571	15.040663	-9.21%	958
2017	14.827213	16.565571	11.72%	1,012
2016	14.537422	14.827213	1.99%	1,063
2015	14.945997	14.537422	-2.73%	1,080
2014	14.923860	14.945997	0.15%	1,074
2013	13.275810	14.923860	12.41%	1,066
2012	12.288096	13.275810	8.04%	1,626
2011	12.978965	12.288096	-5.32%	7,981
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	0
2019	11.019331	12.976111	17.76%	0
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.042043	35.917147	8.70%	537
2019	27.518021	33.042043	20.07%	471
2018	30.773098	27.518021	-10.58%	576
2017	27.863618	30.773098	10.44%	569
2016	22.555557	27.863618	23.53%	544
2015	23.504898	22.555557	-4.04%	622
2014	22.758010	23.504898	3.28%	1,224
2013	16.461052	22.758010	38.25%	913
2012	14.476115	16.461052	13.71%	1,107
2011	14.650990	14.476115	-1.19%	1,118

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	23.435582	27.171977	15.94%	1,685
2019	18.182826	23.435582	28.89%	3,721
2018	19.408207	18.182826	-6.31%	3,988
2017	16.252175	19.408207	19.42%	4,113
2016	14.807326	16.252175	9.76%	4,664
2015	14.906041	14.807326	-0.66%	4,995
2014	13.375886	14.906041	11.44%	16,981
2013	10.311488	13.375886	29.72%	17,291
2012	9.068395	10.311488	13.71%	20,275
2011	9.059475	9.068395	0.10%	24,350
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	18.275362	22.290845	21.97%	1,155
2019	13.844151	18.275362	32.01%	1,161
2018	14.741061	13.844151	-6.08%	1,163
2017	13.008189	14.741061	13.32%	1,300
2016	11.994947	13.008189	8.45%	1,603
2015	12.611513	11.994947	-4.89%	1,605
2014	11.314083	12.611513	11.47%	1,647
2013	8.571654	11.314083	31.99%	1,650
2012	7.791634	8.571654	10.01%	1,791
2011	7.859299	7.791634	-0.86%	1,926
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	23.715774	28.820655	21.53%	23
2019	17.735945	23.715774	33.72%	23
2018	19.381775	17.735945	-8.49%	23
2017	15.491636	19.381775	25.11%	81
2016	14.611874	15.491636	6.02%	81
2015	15.248560	14.611874	-4.18%	155
2014	14.358329	15.248560	6.20%	155
2013	12.067351	14.358329	18.98%	1,063
2012	11.122654	12.067351	8.49%	1,151
2011	10.384462	11.122654	7.11%	2,295
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	20.406473	24.037806	17.80%	0
2019	17.055504	20.406473	19.65%	0
2018	21.454026	17.055504	-20.50%	0
2017	17.512801	21.454026	22.50%	0
2016	15.224788	17.512801	15.03%	0
2015	15.857039	15.224788	-3.99%	0
2014	15.886244	15.857039	-0.18%	0
2013	10.884642	15.886244	45.95%	0
2012	9.189303	10.884642	18.45%	0
2011	10.855834	9.189303	-15.35%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.987660	11.476208	4.45%	0
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.844046	16.189012	-3.89%	84
2019	13.423198	16.844046	25.48%	84
2018	16.451231	13.423198	-18.41%	111
2017	14.981834	16.451231	9.81%	27
2016	11.632000	14.981834	28.80%	27
2015	12.657171	11.632000	-8.10%	27
2014	12.197325	12.657171	3.77%	27
2013*	10.000000	12.197325	21.97%	27
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.799362	10.822500	0.21%	0
2019	10.265076	10.799362	5.20%	0
2018	10.457910	10.265076	-1.84%	0
2017	10.289457	10.457910	1.64%	0
2016	9.612323	10.289457	7.04%	0
2015	9.881583	9.612323	-2.72%	0
2014*	10.000000	9.881583	-1.18%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.006046	19.127338	6.23%	383
2019	16.745377	18.006046	7.53%	391
2018	17.146962	16.745377	-2.34%	458
2017	16.774587	17.146962	2.22%	516
2016	16.443697	16.774587	2.01%	1,138
2015	16.777442	16.443697	-1.99%	1,439
2014	16.452220	16.777442	1.98%	1,450
2013	16.573731	16.452220	-0.73%	2,507
2012	15.374912	16.573731	7.80%	2,485
2011	15.300326	15.374912	0.49%	6,069
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.433682	13.416483	28.59%	0
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.498279	18.218414	10.43%	0
2019	14.476065	16.498279	13.97%	0
2018	15.366062	14.476065	-5.79%	0
2017	13.840864	15.366062	11.02%	0
2016	13.380547	13.840864	3.44%	0
2015	13.661484	13.380547	-2.06%	0
2014	13.325245	13.661484	2.52%	0
2013	11.960707	13.325245	11.41%	0
2012	10.900483	11.960707	9.73%	0
2011	11.125829	10.900483	-2.03%	1,541
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.207966	19.428666	12.91%	0
2019	14.594279	17.207966	17.91%	0
2018	15.800118	14.594279	-7.63%	0
2017	13.806623	15.800118	14.44%	0
2016	13.251145	13.806623	4.19%	0
2015	13.536787	13.251145	-2.11%	0
2014	13.163904	13.536787	2.83%	0
2013	11.554770	13.163904	13.93%	0
2012	10.390720	11.554770	11.20%	0
2011	10.695700	10.390720	-2.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.466034	21.183166	14.71%	0
2019	15.111596	18.466034	22.20%	0
2018	16.698958	15.111596	-9.51%	0
2017	14.067054	16.698958	18.71%	0
2016	13.440570	14.067054	4.66%	0
2015	13.726090	13.440570	-2.08%	0
2014	13.322901	13.726090	3.03%	0
2013	11.160872	13.322901	19.37%	0
2012	9.837106	11.160872	13.46%	0
2011	10.289386	9.837106	-4.40%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588125	16.304453	19.99%	0
2019	11.142978	13.588125	21.94%	0
2018	11.869726	11.142978	-6.12%	0
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	32.712416	41.920667	28.15%	0
2019	25.329163	32.712416	29.15%	0
2018	27.571582	25.329163	-8.13%	0
2017	23.045746	27.571582	19.64%	0
2016	21.735412	23.045746	6.03%	0
2015	21.999859	21.735412	-1.20%	0
2014	20.025373	21.999859	9.86%	0
2013	15.541429	20.025373	28.85%	0
2012	13.600811	15.541429	14.27%	0
2011	14.217494	13.600811	-4.34%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	34.685338	44.381948	27.96%	0
2019	26.892450	34.685338	28.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.928725	5.228338	-34.06%	765
2019	7.348048	7.928725	7.90%	633
2018	9.942203	7.348048	-26.09%	584
2017	10.407638	9.942203	-4.47%	587
2016	7.934096	10.407638	31.18%	551
2015	10.190071	7.934096	-22.14%	577
2014	11.889582	10.190071	-14.29%	539
2013	9.747663	11.889582	21.97%	524
2012	9.473203	9.747663	2.90%	418
2011	10.170447	9.473203	-6.86%	1,289
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.851355	22.874225	4.68%	2,576
2019	17.467541	21.851355	25.10%	3,098
2018	19.411099	17.467541	-10.01%	3,138
2017	17.513312	19.411099	10.84%	3,935
2016	15.117839	17.513312	15.85%	4,398
2015	16.043087	15.117839	-5.77%	5,778
2014	15.029312	16.043087	6.75%	5,774
2013	11.949572	15.029312	25.77%	6,532
2012	10.378979	11.949572	15.13%	7,603
2011	10.473510	10.378979	-0.90%	13,012
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.622664	15.457774	5.71%	0
2019	11.476735	14.622664	27.41%	0
2018	12.864962	11.476735	-10.79%	0
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	25.753100	42.634315	65.55%	0
2019	18.629769	25.753100	38.24%	0
2018	16.879556	18.629769	10.37%	0
2017	12.782086	16.879556	32.06%	0
2016	12.977086	12.782086	-1.50%	0
2015	12.521852	12.977086	3.64%	0
2014	11.368882	12.521852	10.14%	0
2013	8.398492	11.368882	35.37%	0
2012	7.155698	8.398492	17.37%	0
2011	7.127482	7.155698	0.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.610375	34.758674	41.24%	4,178
2019	18.667300	24.610375	31.84%	6,113
2018	19.054197	18.667300	-2.03%	6,478
2017	14.364484	19.054197	32.65%	6,405
2016	14.516045	14.364484	-1.04%	6,709
2015	13.801244	14.516045	5.18%	6,867
2014	12.633587	13.801244	9.24%	7,022
2013	9.440633	12.633587	33.82%	7,200
2012	8.388942	9.440633	12.54%	7,827
2011	8.526012	8.388942	-1.61%	16,467
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.866658	16.001919	0.85%	890
2019	14.052575	15.866658	12.91%	1,475
2018	14.838539	14.052575	-5.30%	2,157
2017	14.104736	14.838539	5.20%	2,303
2016	12.551320	14.104736	12.38%	2,674
2015	13.273425	12.551320	-5.44%	2,981
2014	13.366217	13.273425	-0.69%	2,603
2013	12.849516	13.366217	4.02%	2,751
2012	11.453044	12.849516	12.19%	3,921
2011	11.216214	11.453044	2.11%	4,627
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.706108	15.786048	7.34%	3,369
2019	13.659308	14.706108	7.66%	3,565
2018	13.992409	13.659308	-2.38%	3,846
2017	13.672407	13.992409	2.34%	3,846
2016	13.299745	13.672407	2.80%	4,062
2015	13.632863	13.299745	-2.44%	4,280
2014	13.120712	13.632863	3.90%	8,194
2013	13.611631	13.120712	-3.61%	8,373
2012	13.098997	13.611631	3.91%	8,181
2011	12.435257	13.098997	5.34%	8,199

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.428998	23.692233	15.97%	577
2019	16.857033	20.428998	21.19%	594
2018	20.101958	16.857033	-16.14%	592
2017	16.949675	20.101958	18.60%	598
2016	15.386964	16.949675	10.16%	614
2015	15.899529	15.386964	-3.22%	593
2014	15.238517	15.899529	4.34%	549
2013	11.399019	15.238517	33.68%	495
2012	10.111093	11.399019	12.74%	2,168
2011	11.526142	10.111093	-12.28%	2,073
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.529969	18.757080	13.47%	404
2019	13.177604	16.529969	25.44%	404
2018	15.759527	13.177604	-16.38%	974
2017	12.328134	15.759527	27.83%	1,023
2016	13.224429	12.328134	-6.78%	1,077
2015	13.006034	13.224429	1.68%	1,090
2014	14.414061	13.006034	-9.77%	0
2013	11.252508	14.414061	28.10%	0
2012	9.501610	11.252508	18.43%	0
2011	11.683484	9.501610	-18.67%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.289016	10.338194	-8.42%	0
2019	9.345381	11.289016	20.80%	0
2018	10.169248	9.345381	-8.10%	0
2017*	10.000000	10.169248	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.382990	29.104143	6.29%	449
2019	20.753845	27.382990	31.94%	449
2018	25.554613	20.753845	-18.79%	449
2017	21.817192	25.554613	17.13%	449
2016	20.282246	21.817192	7.57%	449
2015	21.294047	20.282246	-4.75%	449
2014	20.313861	21.294047	4.83%	449
2013	15.849950	20.313861	28.16%	449
2012	12.692939	15.849950	24.87%	497
2011	14.172684	12.692939	-10.44%	497

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.474772	15.891538	9.79%	0
2019	12.291558	14.474772	17.76%	0
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.438367	17.252035	-1.07%	89
2019	15.293054	17.438367	14.03%	89
2018	16.267133	15.293054	-5.99%	89
2017	15.095803	16.267133	7.76%	89
2016	13.474340	15.095803	12.03%	89
2015	14.755268	13.474340	-8.68%	89
2014	14.355460	14.755268	2.79%	89
2013	12.823360	14.355460	11.95%	316
2012	11.586341	12.823360	10.68%	1,784
2011	11.517649	11.586341	0.60%	1,784
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.982471	20.651495	3.35%	138
2019	16.097087	19.982471	24.14%	138
2018	18.807265	16.097087	-14.41%	138
2017	17.298671	18.807265	8.72%	138
2016	13.523439	17.298671	27.92%	138
2015	14.862237	13.523439	-9.01%	138
2014	15.041117	14.862237	-1.19%	138
2013	11.236846	15.041117	33.86%	138
2012	9.660978	11.236846	16.31%	116
2011	10.216906	9.660978	-5.44%	116
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.065601	13.891484	15.13%	546
2019	9.692817	12.065601	24.48%	546
2018	11.717292	9.692817	-17.28%	641
2017	8.493234	11.717292	37.96%	521
2016	7.360283	8.493234	15.39%	521
2015	9.318140	7.360283	-21.01%	451
2014*	10.000000	9.318140	-6.82%	1,195

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.701653	16.259057	-2.65%	0
2019	15.065158	16.701653	10.86%	0
2018	18.098594	15.065158	-16.76%	0
2017	15.740860	18.098594	14.98%	0
2016	14.904162	15.740860	5.61%	0
2015	16.191107	14.904162	-7.95%	0
2014	18.492891	16.191107	-12.45%	0
2013	15.268579	18.492891	21.12%	0
2012	13.104239	15.268579	16.52%	0
2011	14.892842	13.104239	-12.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.793642	8.539696	-2.89%	13
2019	7.953740	8.793642	10.56%	13
2018	9.574815	7.953740	-16.93%	13
2017	8.350839	9.574815	14.66%	13
2016	7.930166	8.350839	5.30%	18
2015	8.631903	7.930166	-8.13%	18
2014*	10.000000	8.631903	-13.68%	19
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.527179	8.866081	-6.94%	77
2019	9.505536	9.527179	0.23%	858
2018	9.491851	9.505536	0.14%	959
2017	9.477919	9.491851	0.15%	919
2016	9.370899	9.477919	1.14%	989
2015	9.966891	9.370899	-5.98%	1,063
2014*	10.000000	9.966891	-0.33%	1,142
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.655488	12.945496	2.29%	0
2019	11.507317	12.655488	9.98%	0
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.025753	10.512198	4.85%	0
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.741083	10.277704	5.51%	0
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.790417	15.497884	4.78%	0
2019	12.400082	14.790417	19.28%	0
2018	13.745072	12.400082	-9.79%	0
2017	12.158376	13.745072	13.05%	0
2016	11.211058	12.158376	8.45%	0
2015	11.487286	11.211058	-2.40%	0
2014	11.134694	11.487286	3.17%	0
2013	9.500728	11.134694	17.20%	0
2012	8.295704	9.500728	14.53%	0
2011	10.028331	8.295704	-17.28%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.458990	27.852563	29.79%	0
2019	16.458693	21.458990	30.38%	0
2018	18.034455	16.458693	-8.74%	0
2017	14.722703	18.034455	22.49%	0
2016	13.790873	14.722703	6.76%	0
2015	14.047679	13.790873	-1.83%	0
2014	12.647450	14.047679	11.07%	0
2013	9.862542	12.647450	28.24%	0
2012	8.669573	9.862542	13.76%	0
2011	9.222719	8.669573	-6.00%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.242433	20.179223	10.62%	0
2019	15.458663	18.242433	18.01%	0
2018	16.691662	15.458663	-7.39%	0
2017	14.851362	16.691662	12.39%	0
2016	13.993576	14.851362	6.13%	0
2015	14.227586	13.993576	-1.64%	0
2014	13.570354	14.227586	4.84%	0
2013	12.080807	13.570354	12.33%	0
2012	10.854279	12.080807	11.30%	0
2011	10.975437	10.854279	-1.10%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.859069	20.878439	0.09%	0
2019	17.157503	20.859069	21.57%	0
2018	19.541137	17.157503	-12.20%	0
2017	17.327935	19.541137	12.77%	0
2016	14.371273	17.327935	20.57%	0
2015	15.348770	14.371273	-6.37%	0
2014	14.517210	15.348770	5.73%	0
2013	11.091807	14.517210	30.88%	0
2012	9.774445	11.091807	13.48%	0
2011	10.400242	9.774445	-6.02%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.409283	19.954701	2.81%	0
2019	17.684144	19.409283	9.76%	0
2018	18.774753	17.684144	-5.81%	0
2017	17.986971	18.774753	4.38%	0
2016	15.577461	17.986971	15.47%	0
2015	16.507402	15.577461	-5.63%	0
2014	16.389453	16.507402	0.72%	0
2013	15.534533	16.389453	5.50%	0
2012	13.765310	15.534533	12.85%	0
2011	14.015070	13.765310	-1.78%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.257996	21.656225	-2.70%	0
2019	18.481653	22.257996	20.43%	0
2018	21.540970	18.481653	-14.20%	0
2017	21.141704	21.540970	1.89%	0
2016	16.995353	21.141704	24.40%	0
2015	18.524092	16.995353	-8.25%	0
2014	19.118168	18.524092	-3.11%	0
2013	14.224695	19.118168	34.40%	0
2012	12.115210	14.224695	17.41%	0
2011	12.926286	12.115210	-6.27%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	22.744590	23.307748	2.48%	0
2019	18.271142	22.744590	24.48%	0
2018	21.371395	18.271142	-14.51%	0
2017	19.128658	21.371395	11.72%	0
2016	15.359130	19.128658	24.54%	0
2015	16.772233	15.359130	-8.43%	0
2014	16.916527	16.772233	-0.85%	0
2013	12.914221	16.916527	30.99%	0
2012	11.223432	12.914221	15.06%	0
2011	12.348443	11.223432	-9.11%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.904247	27.074680	29.52%	0
2019	16.929048	20.904247	23.48%	0
2018	19.212205	16.929048	-11.88%	0
2017	15.977487	19.212205	20.25%	0
2016	14.332761	15.977487	11.48%	0
2015	14.779376	14.332761	-3.02%	0
2014	13.825789	14.779376	6.90%	0
2013	9.956234	13.825789	38.87%	0
2012	9.084294	9.956234	9.60%	0
2011	9.430538	9.084294	-3.67%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	23.757206	32.181936	35.46%	0
2019	18.055547	23.757206	31.58%	0
2018	19.072166	18.055547	-5.33%	0
2017	14.919116	19.072166	27.84%	0
2016	13.966132	14.919116	6.82%	0
2015	13.475050	13.966132	3.64%	0
2014	11.901586	13.475050	13.22%	0
2013	9.443465	11.901586	26.03%	0
2012	8.681842	9.443465	8.77%	0
2011	9.235284	8.681842	-5.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.319933	32.616363	39.86%	0
2019	17.355898	23.319933	34.36%	0
2018	18.331224	17.355898	-5.32%	0
2017	14.650875	18.331224	25.12%	0
2016	14.580448	14.650875	0.48%	0
2015	14.132574	14.580448	3.17%	0
2014	13.264797	14.132574	6.54%	0
2013	9.634108	13.264797	37.69%	0
2012*	10.000000	9.634108	-3.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.031358	37.712420	39.51%	0
2019	20.166719	27.031358	34.04%	0
2018	21.358959	20.166719	-5.58%	0
2017	17.113025	21.358959	24.81%	0
2016	17.072662	17.113025	0.24%	0
2015	16.588781	17.072662	2.92%	0
2014	15.609203	16.588781	6.28%	0
2013	11.364523	15.609203	37.35%	0
2012	10.200791	11.364523	11.41%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	24.872940	33.379230	34.20%	0
2019	18.587836	24.872940	33.81%	0
2018	20.070729	18.587836	-7.39%	0
2017	16.105443	20.070729	24.62%	0
2016	16.760666	16.105443	-3.91%	0
2015	16.475408	16.760666	1.73%	0
2014	14.529958	16.475408	13.39%	0
2013	11.398728	14.529958	27.47%	0
2012	10.166772	11.398728	12.12%	0
2011	10.467779	10.166772	-2.88%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	23.609209	26.408825	11.86%	0
2019	18.632806	23.609209	26.71%	0
2018	20.933452	18.632806	-10.99%	0
2017	18.825017	20.933452	11.20%	0
2016	17.375931	18.825017	8.34%	0
2015	18.768430	17.375931	-7.42%	0
2014	17.663806	18.768430	6.25%	0
2013	13.909796	17.663806	26.99%	0
2012	12.432271	13.909796	11.88%	0
2011	12.661263	12.432271	-1.81%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	24.656067	34.081485	38.23%	506
2019	18.007034	24.656067	36.92%	1,839
2018	19.516829	18.007034	-7.74%	1,967
2017	15.422840	19.516829	26.54%	2,095
2016	15.338734	15.422840	0.55%	2,241
2015	14.644506	15.338734	4.74%	2,347
2014	14.090359	14.644506	3.93%	2,409
2013	10.546214	14.090359	33.61%	2,483
2012	9.218347	10.546214	14.40%	2,925
2011	9.280512	9.218347	-0.67%	3,002
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.617689	46.18%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.513176	17.838888	8.03%	0
2019	13.963512	16.513176	18.26%	0
2018	15.706501	13.963512	-11.10%	0
2017	14.397235	15.706501	9.09%	0
2016	12.727855	14.397235	13.12%	0
2015	13.258708	12.727855	-4.00%	0
2014	12.376688	13.258708	7.13%	0
2013	10.062900	12.376688	22.99%	0
2012	9.098328	10.062900	10.60%	0
2011*	10.000000	9.098328	-9.02%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	25.863156	32.433588	25.40%	1,175
2019	19.974390	25.863156	29.48%	1,183
2018	23.419005	19.974390	-14.71%	1,755
2017	17.440249	23.419005	34.28%	1,827
2016	17.735521	17.440249	-1.66%	1,919
2015	17.366492	17.735521	2.12%	2,026
2014	17.279742	17.366492	0.50%	2,095
2013	13.814949	17.279742	25.08%	691
2012	11.595718	13.814949	19.14%	691
2011	12.868770	11.595718	-9.89%	1,599
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.114849	13.020956	-13.85%	0
2019	12.507366	15.114849	20.85%	0
2018	13.565968	12.507366	-7.80%	0
2017	12.213190	13.565968	11.08%	0
2016	12.181613	12.213190	0.26%	0
2015	12.584892	12.181613	-3.20%	0
2014	11.175139	12.584892	12.62%	0
2013	11.073748	11.175139	0.92%	0
2012	8.797521	11.073748	25.87%	0
2011	9.577305	8.797521	-8.14%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.795722	10.967496	1.59%	753
2019	9.916637	10.795722	8.86%	753
2018	10.558591	9.916637	-6.08%	753
2017	10.111867	10.558591	4.42%	753
2016	9.660359	10.111867	4.67%	753
2015	10.059849	9.660359	-3.97%	674
2014	9.956410	10.059849	1.04%	529
2013	10.147191	9.956410	-1.88%	385
2012*	10.000000	10.147191	1.47%	239
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	27.164803	30.548664	12.46%	0
2019	20.866200	27.164803	30.19%	0
2018	21.049584	20.866200	-0.87%	0
2017	18.496092	21.049584	13.81%	0
2016	21.261519	18.496092	-13.01%	0
2015	20.976763	21.261519	1.36%	0
2014	17.841114	20.976763	17.58%	0
2013	12.920488	17.841114	38.08%	0
2012	10.877808	12.920488	18.78%	0
2011	10.650490	10.877808	2.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	25.696094	28.779705	12.00%	0
2019	20.341582	25.696094	26.32%	0
2018	24.353246	20.341582	-16.47%	0
2017	20.150537	24.353246	20.86%	0
2016	20.601504	20.150537	-2.19%	0
2015	21.471673	20.601504	-4.05%	0
2014	21.781980	21.471673	-1.42%	0
2013	18.628007	21.781980	16.93%	0
2012	16.411450	18.628007	13.51%	0
2011	17.910696	16.411450	-8.37%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	22.807249	25.532357	11.95%	3,332
2019	17.575114	22.807249	29.77%	3,308
2018	19.421622	17.575114	-9.51%	3,759
2017	16.907505	19.421622	14.87%	3,786
2016	15.416795	16.907505	9.67%	4,597
2015	15.185963	15.416795	1.52%	4,943
2014	13.962030	15.185963	8.77%	7,242
2013	10.784102	13.962030	29.47%	7,324
2012	9.392031	10.784102	14.82%	7,336
2011	9.560353	9.392031	-1.76%	8,339
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.118090	17.251746	7.03%	52
2019	13.120208	16.118090	22.85%	52
2018	15.107729	13.120208	-13.16%	52
2017	13.410910	15.107729	12.65%	52
2016	12.061506	13.410910	11.19%	52
2015	12.825380	12.061506	-5.96%	52
2014	12.531340	12.825380	2.35%	52
2013	9.928417	12.531340	26.22%	52
2012*	10.000000	9.928417	-0.72%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.599840	25.451142	17.83%	174
2019	17.383074	21.599840	24.26%	194
2018	19.731589	17.383074	-11.90%	194
2017	17.591664	19.731589	12.16%	206
2016	15.166118	17.591664	15.99%	218
2015	16.403999	15.166118	-7.55%	240
2014	14.916140	16.403999	9.97%	250
2013	10.765896	14.916140	38.55%	265
2012	9.287529	10.765896	15.92%	309
2011	9.666488	9.287529	-3.92%	312

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.764832	12.801975	18.92%	0
2019	8.563019	10.764832	25.71%	0
2018	10.834904	8.563019	-20.97%	0
2017	8.721003	10.834904	24.24%	0
2016	9.123662	8.721003	-4.41%	0
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.145251	33.728057	11.89%	228
2019	25.195108	30.145251	19.65%	228
2018	27.121614	25.195108	-7.10%	228
2017	23.338597	27.121614	16.21%	228
2016	24.379274	23.338597	-4.27%	228
2015	27.073296	24.379274	-9.95%	228
2014	29.087115	27.073296	-6.92%	228
2013	23.659040	29.087115	22.94%	228
2012	20.206565	23.659040	17.09%	182
2011	22.162871	20.206565	-8.83%	337
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	27.747451	28.905156	4.17%	26
2019	25.398811	27.747451	9.25%	26
2018	26.412303	25.398811	-3.84%	26
2017	25.198511	26.412303	4.82%	26
2016	22.073105	25.198511	14.16%	31
2015	24.029430	22.073105	-8.14%	32
2014	24.000294	24.029430	0.12%	32
2013	22.106645	24.000294	8.57%	33
2012	18.965857	22.106645	16.56%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.774720	53.836871	46.40%	30
2019	27.134542	36.774720	35.53%	30
2018	27.636754	27.134542	-1.82%	30
2017	22.165758	27.636754	24.68%	30
2016	21.259340	22.165758	4.26%	30
2015	22.965484	21.259340	-7.43%	30
2014	21.669290	22.965484	5.98%	30
2013	16.973576	21.669290	27.66%	30
2012	15.213627	16.973576	11.57%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.360648	11.222886	8.32%	371
2019	9.649897	10.360648	7.37%	371
2018	9.950738	9.649897	-3.02%	310
2017	9.798941	9.950738	1.55%	0
2016	9.756238	9.798941	0.44%	0
2015*	10.000000	9.756238	-2.44%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	26.512971	36.217579	36.60%	1,465
2019	19.718472	26.512971	34.46%	1,568
2018	19.732536	19.718472	-0.07%	1,720
2017	15.448831	19.732536	27.73%	1,938
2016	15.423646	15.448831	0.16%	2,046
2015	14.024236	15.423646	9.98%	2,054
2014	13.159690	14.024236	6.57%	2,194
2013	10.233324	13.159690	28.60%	2,313
2012	8.409579	10.233324	21.69%	2,434
2011	9.197534	8.409579	-8.57%	2,515
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.431522	24.334049	48.09%	235
2019	11.548241	16.431522	42.29%	237
2018	11.649216	11.548241	-0.87%	311
2017	8.181386	11.649216	42.39%	908
2016	7.313629	8.181386	11.86%	969
2015	7.113429	7.313629	2.81%	1,269
2014	6.621198	7.113429	7.43%	2,402
2013	4.977495	6.621198	33.02%	1,519
2012	4.252104	4.977495	17.06%	1,571
2011	4.737899	4.252104	-10.25%	202
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.878826	14.680826	13.99%	1,938
2019	10.345294	12.878826	24.49%	1,971
2018	12.408978	10.345294	-16.63%	1,991
2017	9.655074	12.408978	28.52%	1,972
2016	10.533109	9.655074	-8.34%	1,891
2015	11.755857	10.533109	-10.40%	2,061
2014	13.612676	11.755857	-13.64%	2,043
2013	12.123651	13.612676	12.28%	2,030
2012	10.903031	12.123651	11.20%	2,252
2011	16.400788	10.903031	-33.52%	245
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	31.626292	31.187718	-1.39%	30
2019	25.393847	31.626292	24.54%	30
2018	29.319127	25.393847	-13.39%	30
2017	26.229398	29.319127	11.78%	30
2016	23.274940	26.229398	12.69%	30
2015	24.335724	23.274940	-4.36%	30
2014	21.518331	24.335724	13.09%	30
2013	16.554223	21.518331	29.99%	30
2012	13.997510	16.554223	18.27%	86
2011	13.944976	13.997510	0.38%	86

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.246414	9.938690	-3.00%	0
2019	8.827451	10.246414	16.07%	0
2018	11.033044	8.827451	-19.99%	0
2017	8.784500	11.033044	25.60%	0
2016	7.402289	8.784500	18.67%	0
2015	9.424410	7.402289	-21.46%	0
2014*	10.000000	9.424410	-5.76%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.509924	11.092917	5.55%	0
2019	9.867284	10.509924	6.51%	0
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	33.561242	48.005556	43.04%	16
2019	24.178998	33.561242	38.80%	16
2018	25.042238	24.178998	-3.45%	16
2017	20.174520	25.042238	24.13%	16
2016	18.872332	20.174520	6.90%	16
2015	19.629718	18.872332	-3.86%	16
2014	21.598115	19.629718	-9.11%	16
2013	15.566365	21.598115	38.75%	16
2012	13.105492	15.566365	18.78%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.469769	29.886444	1.41%	388
2019	23.160809	29.469769	27.24%	388
2018	26.299566	23.160809	-11.93%	457
2017	22.809489	26.299566	15.30%	243
2016	20.403806	22.809489	11.79%	243
2015	20.963037	20.403806	-2.67%	243
2014	19.361113	20.963037	8.27%	243
2013	14.532738	19.361113	33.22%	243
2012	12.764823	14.532738	13.85%	226
2011	13.052601	12.764823	-2.20%	226
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.824862	12.284018	13.48%	0
2019*	10.000000	10.824862	8.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.343535	25.207367	18.10%	44
2019	17.288585	21.343535	23.45%	44
2018	19.494003	17.288585	-11.31%	44
2017	15.644395	19.494003	24.61%	44
2016	15.333259	15.644395	2.03%	44
2015	14.678641	15.333259	4.46%	44
2014	14.772760	14.678641	-0.64%	44
2013	11.780323	14.772760	25.40%	44
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.281986	32.82%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.593541	35.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.074464	14.906694	5.91%	0
2019	12.919477	14.074464	8.94%	0
2018	13.237077	12.919477	-2.40%	0
2017	12.680527	13.237077	4.39%	0
2016	12.162501	12.680527	4.26%	0
2015	12.460272	12.162501	-2.39%	23,178
2014	11.758552	12.460272	5.97%	23,178
2013	12.006058	11.758552	-2.06%	23,178
2012	11.166290	12.006058	7.52%	23,178
2011	10.757106	11.166290	3.80%	23,178
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	36.129024	37.465020	3.70%	22
2019	32.185417	36.129024	12.25%	22
2018	35.207187	32.185417	-8.58%	22
2017	32.661086	35.207187	7.80%	22
2016	30.067644	32.661086	8.63%	22
2015	30.948548	30.067644	-2.85%	22
2014	30.603903	30.948548	1.13%	22
2013	34.135953	30.603903	-10.35%	22
2012	29.454889	34.135953	15.89%	22
2011	28.008321	29.454889	5.16%	22
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.645306	11.277205	-3.16%	0
2019	9.269537	11.645306	25.63%	0
2018	10.243756	9.269537	-9.51%	0
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.192958	19.826035	8.98%	0
2019	15.722946	18.192958	15.71%	0
2018	17.117969	15.722946	-8.15%	0
2017	15.004852	17.117969	14.08%	0
2016	14.464718	15.004852	3.73%	0
2015	15.728275	14.464718	-8.03%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.056976	23.613271	12.14%	40
2019	17.283678	21.056976	21.83%	40
2018	18.954527	17.283678	-8.82%	40
2017	16.415371	18.954527	15.47%	40
2016	15.050741	16.415371	9.07%	40
2015	16.501542	15.050741	-8.79%	40
2014	17.149472	16.501542	-3.78%	40
2013	13.231297	17.149472	29.61%	40
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.090693	32.782811	48.40%	665
2019	16.886395	22.090693	30.82%	674
2018	20.575174	16.886395	-17.93%	701
2017	16.649439	20.575174	23.58%	717
2016	17.312533	16.649439	-3.83%	714
2015	17.707951	17.312533	-2.23%	1,212
2014	18.206955	17.707951	-2.74%	1,181
2013	15.269231	18.206955	19.24%	0
2012	13.407646	15.269231	13.88%	0
2011	15.048921	13.407646	-10.91%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.898041	20.794940	10.04%	95
2019	15.924989	18.898041	18.67%	95
2018	17.059679	15.924989	-6.65%	95
2017	14.994535	17.059679	13.77%	95
2016	14.000824	14.994535	7.10%	95
2015	14.111333	14.000824	-0.78%	95
2014	13.679983	14.111333	3.15%	685
2013	11.293817	13.679983	21.13%	696
2012	9.934130	11.293817	13.69%	669
2011	10.017612	9.934130	-0.83%	695

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.815215	12.677127	7.29%	1,336
2019	11.034410	11.815215	7.08%	1,398
2018	11.353917	11.034410	-2.81%	1,427
2017	11.196015	11.353917	1.41%	1,480
2016	11.100673	11.196015	0.86%	1,412
2015	11.324564	11.100673	-1.98%	1,453
2014	10.979648	11.324564	3.14%	1,532
2013	11.470453	10.979648	-4.28%	1,516
2012	11.122824	11.470453	3.13%	1,333
2011	10.707494	11.122824	3.88%	1,217
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.320079	29.769689	27.66%	10
2019	17.610611	23.320079	32.42%	10
2018	19.790944	17.610611	-11.02%	10
2017	15.379692	19.790944	28.68%	10
2016	15.623617	15.379692	-1.56%	13
2015	14.925333	15.623617	4.68%	13
2014	14.917365	14.925333	0.05%	1,122
2013	11.802543	14.917365	26.39%	1,142
2012	9.839907	11.802543	19.95%	1,317
2011	11.042898	9.839907	-10.89%	1,391
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.087775	37.342437	48.85%	0
2019	19.598859	25.087775	28.01%	0
2018	20.081770	19.598859	-2.40%	0
2017	15.992791	20.081770	25.57%	0
2016	14.924156	15.992791	7.16%	0
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	121
2012	9.151941	10.556109	15.34%	121
2011	9.772798	9.151941	-6.35%	3,190
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.058144	22.284450	11.10%	0
2019	16.245630	20.058144	23.47%	0
2018	16.906057	16.245630	-3.91%	0
2017	14.111928	16.906057	19.80%	0
2016	12.929086	14.111928	9.15%	0
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	18.183041	18.590148	2.24%	687
2019	16.952570	18.183041	7.26%	683
2018	17.670587	16.952570	-4.06%	779
2017	16.913566	17.670587	4.48%	788
2016	15.843976	16.913566	6.75%	821
2015	16.606176	15.843976	-4.59%	1,116
2014	16.270082	16.606176	2.07%	1,136
2013	16.748212	16.270082	-2.85%	1,146
2012	15.186866	16.748212	10.28%	1,324
2011	14.644228	15.186866	3.71%	10,173
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	22.558361	24.458506	8.42%	1,267
2019	17.756330	22.558361	27.04%	1,267
2018	18.074963	17.756330	-1.76%	1,365
2017	15.263352	18.074963	18.42%	1,365
2016	13.946110	15.263352	9.45%	1,587
2015	14.062983	13.946110	-0.83%	1,700
2014	12.763041	14.062983	10.19%	1,700
2013	9.908538	12.763041	28.81%	1,700
2012	8.830265	9.908538	12.21%	1,923
2011	8.939945	8.830265	-1.23%	1,923
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	20.071775	20.436182	1.82%	1,416
2019	16.046684	20.071775	25.08%	1,409
2018	17.612131	16.046684	-8.89%	1,444
2017	15.191066	17.612131	15.94%	1,495
2016	13.114994	15.191066	15.83%	1,551
2015	14.245980	13.114994	-7.94%	1,565
2014	13.281997	14.245980	7.26%	1,468
2013	9.966401	13.281997	33.27%	1,415
2012	8.563167	9.966401	16.39%	1,440
2011	8.922867	8.563167	-4.03%	1,325
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.888340	13.379447	12.54%	0
2019	10.526822	11.888340	12.93%	0
2018	11.707109	10.526822	-10.08%	0
2017	10.060473	11.707109	16.37%	0
2016*	10.000000	10.060473	0.60%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.093102	17.797322	10.59%	0
2019	13.213674	16.093102	21.79%	0
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.442149	15.562977	7.76%	0
2019	12.652317	14.442149	14.15%	0
2018	13.735159	12.652317	-7.88%	0
2017	12.475606	13.735159	10.10%	0
2016	11.966272	12.475606	4.26%	0
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.553345	17.033456	9.52%	0
2019	13.165588	15.553345	18.14%	0
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.648620	13.370880	5.71%	0
2019	11.632636	12.648620	8.73%	0
2018	12.157713	11.632636	-4.32%	0
2017	11.633920	12.157713	4.50%	0
2016	11.318457	11.633920	2.79%	0
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.185507	12.575874	3.20%	0
2019	10.893478	12.185507	11.86%	0
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.676843	13.371625	5.48%	0
2019	11.179303	12.676843	13.40%	0
2018	12.245721	11.179303	-8.71%	0
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.046703	16.363698	8.75%	0
2019	12.962680	15.046703	16.08%	0
2018	14.201272	12.962680	-8.72%	0
2017	12.681924	14.201272	11.98%	0
2016	12.092268	12.681924	4.88%	0
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.809028	17.436678	10.30%	0
2019	13.164082	15.809028	20.09%	0
2018	14.807095	13.164082	-11.10%	0
2017	12.763725	14.807095	16.01%	0
2016	12.073870	12.763725	5.71%	0
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.935324	14.931248	7.15%	0
2019	12.408854	13.935324	12.30%	0
2018	13.262867	12.408854	-6.44%	0
2017	12.284078	13.262867	7.97%	0
2016	11.794839	12.284078	4.15%	0
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.997784	15.498581	3.34%	287
2019	13.570438	14.997784	10.52%	287
2018	16.384184	13.570438	-17.17%	287
2017	13.588149	16.384184	20.58%	287
2016	13.676995	13.588149	-0.65%	287
2015	14.486038	13.676995	-5.58%	287
2014	16.051858	14.486038	-9.75%	287
2013	13.604035	16.051858	17.99%	287
2012	11.581113	13.604035	17.47%	287
2011	13.459684	11.581113	-13.96%	287
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.738842	17.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.215768	13.894986	5.14%	0
2019	12.346930	13.215768	7.04%	0
2018	12.620982	12.346930	-2.17%	0
2017	12.304165	12.620982	2.57%	0
2016	11.887202	12.304165	3.51%	0
2015	12.186709	11.887202	-2.46%	0
2014	11.806903	12.186709	3.22%	0
2013	12.251408	11.806903	-3.63%	0
2012	11.572819	12.251408	5.86%	0
2011	11.049660	11.572819	4.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.676867	14.652306	7.13%	0
2019	12.701870	13.676867	7.68%	0
2018	13.120067	12.701870	-3.19%	0
2017	12.868367	13.120067	1.96%	0
2016	12.674139	12.868367	1.53%	0
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.539005	10.742058	1.93%	0
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	23.698807	26.380351	11.32%	587
2019	19.619173	23.698807	20.79%	587
2018	24.182675	19.619173	-18.87%	886
2017	17.393183	24.182675	39.04%	1,090
2016	16.433927	17.393183	5.84%	1,059
2015	19.911920	16.433927	-17.47%	1,085
2014	21.447690	19.911920	-7.16%	1,097
2013	21.668162	21.447690	-1.02%	0
2012	18.815404	21.668162	15.16%	0
2011	24.670048	18.815404	-23.73%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.635584	22.535636	4.16%	35
2019	19.191884	21.635584	12.73%	35
2018	20.139623	19.191884	-4.71%	114
2017	19.199993	20.139623	4.89%	114
2016	17.117751	19.199993	12.16%	114
2015	17.889112	17.117751	-4.31%	114
2014	17.754942	17.889112	0.76%	1,035
2013	16.877537	17.754942	5.20%	79
2012	14.995954	16.877537	12.55%	123
2011	14.701168	14.995954	2.01%	123
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.471934	16.125848	4.23%	896
2019	14.818342	15.471934	4.41%	894
2018	15.090987	14.818342	-1.81%	895
2017	15.045435	15.090987	0.30%	936
2016	15.199951	15.045435	-1.02%	934
2015	15.487538	15.199951	-1.86%	1,577
2014	15.074621	15.487538	2.74%	1,630
2013	15.991691	15.074621	-5.73%	1,670
2012	15.794425	15.991691	1.25%	1,601
2011	14.987582	15.794425	5.38%	2,368
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.622483	9.477108	-1.51%	1,375
2019	9.622456	9.622483	0.00%	1,375
2018	9.660459	9.622456	-0.39%	1,356
2017	9.790786	9.660459	-1.33%	6,018
2016	9.963936	9.790786	-1.74%	5,637
2015	10.141408	9.963936	-1.75%	6,531
2014	10.322042	10.141408	-1.75%	8,140
2013	10.505892	10.322042	-1.75%	14,387
2012	10.693534	10.505892	-1.75%	28,924
2011	10.883466	10.693534	-1.75%	19,603

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.964154	15.870868	6.06%	290
2019	12.785886	14.964154	17.04%	294
2018	15.227872	12.785886	-16.04%	317
2017	12.159957	15.227872	25.23%	239
2016	12.269330	12.159957	-0.89%	276
2015	12.881716	12.269330	-4.75%	267
2014	13.170243	12.881716	-2.19%	267
2013	11.376083	13.170243	15.77%	0
2012	10.015878	11.376083	13.58%	0
2011	11.297133	10.015878	-11.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.120569	11.704665	5.25%	0
2019	9.338652	11.120569	19.08%	0
2018	11.069760	9.338652	-15.64%	0
2017	9.052425	11.069760	22.29%	0
2016	9.165287	9.052425	-1.23%	0
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.910090	26.502483	10.84%	1,516
2019	19.668255	23.910090	21.57%	1,591
2018	21.965631	19.668255	-10.46%	1,667
2017	18.876805	21.965631	16.36%	1,744
2016	17.550444	18.876805	7.56%	1,827
2015	18.043166	17.550444	-2.73%	1,921
2014	17.492493	18.043166	3.15%	2,012
2013	13.991591	17.492493	25.02%	3,624
2012	12.287289	13.991591	13.87%	4,320
2011	13.017499	12.287289	-5.61%	4,320
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	992
2019	15.830644	17.939748	13.32%	992
2018	16.935489	15.830644	-6.52%	992
2017	15.509887	16.935489	9.19%	992
2016	14.849467	15.509887	4.45%	1,005
2015	15.140265	14.849467	-1.92%	1,006
2014	14.734335	15.140265	2.75%	1,007
2013	13.221841	14.734335	11.44%	1,009
2012	12.303112	13.221841	7.47%	907
2011	12.411964	12.303112	-0.88%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	77
2019	18.545373	21.854187	17.84%	77
2018	20.183589	18.545373	-8.12%	77
2017	17.892430	20.183589	12.81%	77
2016	16.902122	17.892430	5.86%	77
2015	17.295177	16.902122	-2.27%	77
2014	16.731206	17.295177	3.37%	77
2013	14.250979	16.731206	17.40%	77
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.561723	15.267642	4.85%	0
2019	13.531157	14.561723	7.62%	0
2018	14.026457	13.531157	-3.53%	0
2017	13.507977	14.026457	3.84%	0
2016	13.185709	13.507977	2.44%	15
2015	13.385126	13.185709	-1.49%	16
2014	13.113378	13.385126	2.07%	18
2013	12.731781	13.113378	3.00%	1,697
2012	12.321407	12.731781	3.33%	2,420
2011	12.183286	12.321407	1.13%	3,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.182409	12.515056	2.73%	0
2019	10.973073	12.182409	11.02%	0
2018	11.835447	10.973073	-7.29%	0
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.756263	13.326129	4.47%	0
2019	11.265628	12.756263	13.23%	0
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.939855	21.617536	8.41%	19,160
2019	17.236385	19.939855	15.68%	25,138
2018	18.601709	17.236385	-7.34%	30,022
2017	16.764902	18.601709	10.96%	30,370
2016	15.925143	16.764902	5.27%	46,345
2015	16.263231	15.925143	-2.08%	47,098
2014	15.737515	16.263231	3.34%	48,881
2013	13.734134	15.737515	14.59%	51,487
2012	12.615362	13.734134	8.87%	58,453
2011	12.844780	12.615362	-1.79%	78,737
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.586286	24.926919	10.36%	1,492
2019	18.869651	22.586286	19.70%	1,562
2018	20.816065	18.869651	-9.35%	5,270
2017	18.157331	20.816065	14.64%	5,607
2016	17.035015	18.157331	6.59%	5,942
2015	17.465928	17.035015	-2.47%	6,303
2014	16.937438	17.465928	3.12%	6,659
2013	14.086750	16.937438	20.24%	8,439
2012	12.603905	14.086750	11.76%	8,629
2011	13.106674	12.603905	-3.84%	10,094
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.423384	18.582571	6.65%	3,711
2019	15.626727	17.423384	11.50%	9,245
2018	16.523254	15.626727	-5.43%	14,487
2017	15.398337	16.523254	7.31%	15,123
2016	14.826305	15.398337	3.86%	15,771
2015	15.095010	14.826305	-1.78%	16,454
2014	14.668665	15.095010	2.91%	17,127
2013	13.511847	14.668665	8.56%	19,339
2012	12.729642	13.511847	6.14%	20,038
2011	12.694057	12.729642	0.28%	20,470
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.441659	10.989854	5.25%	0
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.741584	12.216898	13.73%	0
2019*	10.000000	10.741584	7.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.727192	29.049070	27.82%	911
2019	17.721586	22.727192	28.25%	929
2018	18.611743	17.721586	-4.78%	989
2017	14.548057	18.611743	27.93%	1,011
2016	14.489176	14.548057	0.41%	1,033
2015	14.257591	14.489176	1.62%	998
2014	13.140236	14.257591	8.50%	1,008
2013	9.925850	13.140236	32.38%	1,024
2012	8.682970	9.925850	14.31%	984
2011	9.101822	8.682970	-4.60%	978
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.832145	13.501686	5.22%	0
2019	10.978133	12.832145	16.89%	0
2018	11.740739	10.978133	-6.50%	0
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.765666	15.520059	5.11%	0
2019	12.320298	14.765666	19.85%	0
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.267692	44.703257	16.82%	2,364
2019	28.302805	38.267692	35.21%	2,364
2018	29.181241	28.302805	-3.01%	2,647
2017	23.327891	29.181241	25.09%	3,416
2016	22.910048	23.327891	1.82%	3,665
2015	22.188069	22.910048	3.25%	3,216
2014	20.756719	22.188069	6.90%	5,143
2013	15.454095	20.756719	34.31%	6,366
2012	13.253496	15.454095	16.60%	7,455
2011	13.797260	13.253496	-3.94%	10,124

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.319591	29.236447	-0.28%	1,467
2019	23.506020	29.319591	24.73%	1,467
2018	26.394662	23.506020	-10.94%	1,518
2017	24.718923	26.394662	6.78%	1,621
2016	20.888610	24.718923	18.34%	1,758
2015	22.210318	20.888610	-5.95%	2,479
2014	19.984230	22.210318	11.14%	2,479
2013	15.420914	19.984230	29.59%	2,479
2012	13.689049	15.420914	12.65%	2,538
2011	13.842853	13.689049	-1.11%	3,153
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.792019	17.92%	1,372
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	44.156968	49.074067	11.14%	452
2019	35.768332	44.156968	23.45%	452
2018	41.086565	35.768332	-12.94%	452
2017	36.117207	41.086565	13.76%	1,013
2016	30.558520	36.117207	18.19%	1,015
2015	31.911560	30.558520	-4.24%	1,728
2014	29.683653	31.911560	7.51%	1,731
2013	22.707665	29.683653	30.72%	2,843
2012	19.675195	22.707665	15.41%	2,928
2011	20.547749	19.675195	-4.25%	4,266
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.657393	21.034782	-2.87%	2,262
2019	17.798795	21.657393	21.68%	2,262
2018	20.862204	17.798795	-14.68%	2,331
2017	18.651519	20.862204	11.85%	2,409
2016	16.142678	18.651519	15.54%	2,510
2015	16.918435	16.142678	-4.59%	2,510
2014	14.715228	16.918435	14.97%	2,510
2013	11.038815	14.715228	33.30%	3,622
2012	9.657332	11.038815	14.31%	3,685
2011	10.062592	9.657332	-4.03%	4,569

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.282773	44.687066	38.42%	141
2019	24.211270	32.282773	33.34%	143
2018	26.770696	24.211270	-9.56%	155
2017	21.809873	26.770696	22.75%	117
2016	20.495168	21.809873	6.41%	119
2015	20.703703	20.495168	-1.01%	119
2014	20.496234	20.703703	1.01%	120
2013	14.457727	20.496234	41.77%	195
2012	12.972612	14.457727	11.45%	197
2011	13.289367	12.972612	-2.38%	198
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	41.995934	43.386946	3.31%	435
2019	35.919037	41.995934	16.92%	1,470
2018	44.026699	35.919037	-18.42%	1,568
2017	41.084970	44.026699	7.16%	1,698
2016	33.203943	41.084970	23.74%	1,931
2015	35.961220	33.203943	-7.67%	2,686
2014	34.200174	35.961220	5.15%	2,745
2013	24.792609	34.200174	37.95%	3,228
2012	20.951558	24.792609	18.33%	3,728
2011	22.463020	20.951558	-6.73%	6,961
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	43.735796	52.720325	20.54%	676
2019	35.428089	43.735796	23.45%	689
2018	41.278090	35.428089	-14.17%	701
2017	37.018293	41.278090	11.51%	719
2016	30.672499	37.018293	20.69%	733
2015	31.737871	30.672499	-3.36%	748
2014	32.042038	31.737871	-0.95%	764
2013	23.144646	32.042038	38.44%	780
2012	20.395934	23.144646	13.48%	834
2011	21.980421	20.395934	-7.21%	852
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.223208	22.561580	11.56%	896
2019	16.071751	20.223208	25.83%	898
2018	17.178346	16.071751	-6.44%	900
2017	14.003003	17.178346	22.68%	903
2016	12.545275	14.003003	11.62%	905
2015	12.908105	12.545275	-2.81%	907
2014	12.324659	12.908105	4.73%	910
2013	8.722071	12.324659	41.30%	2,824
2012	7.591605	8.722071	14.89%	3,365
2011	8.742345	7.591605	-13.16%	6,157

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.803074	17.607203	11.42%	0
2019	12.557555	15.803074	25.85%	0
2018	13.456350	12.557555	-6.68%	0
2017	10.977304	13.456350	22.58%	0
2016*	10.000000	10.977304	9.77%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.929439	23.310530	11.38%	873
2019	16.905496	20.929439	23.80%	873
2018	18.266090	16.905496	-7.45%	873
2017	15.672468	18.266090	16.55%	873
2016	14.486024	15.672468	8.19%	878
2015	14.791962	14.486024	-2.07%	829
2014	13.612167	14.791962	8.67%	741
2013	9.984045	13.612167	36.34%	648
2012	9.114257	9.984045	9.54%	533
2011	9.580926	9.114257	-4.87%	395
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.416312	16.189704	-7.04%	1,995
2019	13.562473	17.416312	28.42%	2,793
2018	14.369085	13.562473	-5.61%	3,115
2017	13.732068	14.369085	4.64%	4,875
2016	13.019192	13.732068	5.48%	4,990
2015	14.001209	13.019192	-7.01%	6,670
2014	11.056729	14.001209	26.63%	6,687
2013	10.921107	11.056729	1.24%	8,141
2012	9.600461	10.921107	13.76%	10,020
2011	9.174654	9.600461	4.64%	19,674
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.254596	32.55%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.126503	23.304270	15.79%	0
2019	15.656523	20.126503	28.55%	0
2018	16.753453	15.656523	-6.55%	0
2017	14.065600	16.753453	19.11%	0
2016	12.850917	14.065600	9.45%	0
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.197312	10.302587	1.03%	0
2019	9.971381	10.197312	2.27%	0
2018	10.067388	9.971381	-0.95%	0
2017	10.086926	10.067388	-0.19%	0
2016	10.016511	10.086926	0.70%	0
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.138968	20.092121	17.23%	0
2019	13.959834	17.138968	22.77%	0
2018	16.028103	13.959834	-12.90%	0
2017	14.286741	16.028103	12.19%	0
2016	12.029765	14.286741	18.76%	0
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.745370	35.957199	58.09%	1,464
2019	16.866851	22.745370	34.85%	3,620
2018	18.431855	16.866851	-8.49%	4,138
2017	14.685650	18.431855	25.51%	4,320
2016	14.038823	14.685650	4.61%	4,981
2015	14.315398	14.038823	-1.93%	5,461
2014	14.005298	14.315398	2.21%	5,666
2013	10.259178	14.005298	36.51%	5,839
2012	9.087873	10.259178	12.89%	6,924
2011	9.657916	9.087873	-5.90%	7,207
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.328027	19.667525	37.27%	34
2019	11.007763	14.328027	30.16%	34
2018	11.991406	11.007763	-8.20%	34
2017	9.797737	11.991406	22.39%	34
2016	9.573360	9.797737	2.34%	34
2015*	10.000000	9.573360	-4.27%	34

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.873708	10.036362	1.65%	59
2019	9.692248	9.873708	1.87%	59
2018	9.766136	9.692248	-0.76%	59
2017	9.851808	9.766136	-0.87%	59
2016	9.906027	9.851808	-0.55%	59
2015	10.063981	9.906027	-1.57%	59
2014	10.181143	10.063981	-1.15%	59
2013	10.298975	10.181143	-1.14%	59
2012	10.021374	10.298975	2.77%	0
2011	10.170023	10.021374	-1.46%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.714074	32.555771	17.47%	18
2019	22.407470	27.714074	23.68%	18
2018	24.194237	22.407470	-7.39%	18
2017	20.792017	24.194237	16.36%	18
2016	19.261718	20.792017	7.94%	18
2015	19.696124	19.261718	-2.21%	386
2014	18.161430	19.696124	8.45%	389
2013	13.433360	18.161430	35.20%	18
2012	12.320466	13.433360	9.03%	0
2011	12.938030	12.320466	-4.77%	1,789
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.562316	12.258334	6.02%	0
2019	10.531478	11.562316	9.79%	0
2018	11.337668	10.531478	-7.11%	0
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.723934	12.276681	4.71%	68
2019	10.407756	11.723934	12.65%	68
2018	11.131296	10.407756	-6.50%	100
2017	10.319733	11.131296	7.86%	0
2016	9.277224	10.319733	11.24%	0
2015	9.671216	9.277224	-4.07%	0
2014*	10.000000	9.671216	-3.29%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.523499	12.528995	8.73%	0
2019	10.969902	11.523499	5.05%	0
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	407
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.064538	11.185038	1.09%	175
2019	10.836420	11.064538	2.11%	793
2018	11.004411	10.836420	-1.53%	844
2017	11.061363	11.004411	-0.51%	903
2016	11.112815	11.061363	-0.46%	967
2015	11.287188	11.112815	-1.54%	1,026
2014	11.402909	11.287188	-1.01%	4,034
2013	11.633026	11.402909	-1.98%	3,963
2012	11.196933	11.633026	3.89%	3,682
2011	11.282116	11.196933	-0.76%	4,940
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.517606	14.837045	9.76%	0
2019	12.688118	13.517606	6.54%	0
2018	13.207659	12.688118	-3.93%	0
2017	12.967400	13.207659	1.85%	0
2016	12.546943	12.967400	3.35%	0
2015	13.125427	12.546943	-4.41%	0
2014	12.958631	13.125427	1.29%	0
2013	14.528598	12.958631	-10.81%	0
2012	13.597643	14.528598	6.85%	0
2011	12.393052	13.597643	9.72%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.190901	10.226874	0.35%	0
2019	10.100090	10.190901	0.90%	0
2018	10.136327	10.100090	-0.36%	0
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.641976	16.695865	6.74%	0
2019	14.692987	15.641976	6.46%	0
2018	15.036693	14.692987	-2.29%	0
2017	14.585928	15.036693	3.09%	0
2016	14.456742	14.585928	0.89%	0
2015	14.650434	14.456742	-1.32%	0
2014	14.300621	14.650434	2.45%	0
2013	14.845654	14.300621	-3.67%	0
2012	13.787185	14.845654	7.68%	0
2011	13.543862	13.787185	1.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.226764	11.971307	6.63%	1,183
2019	10.556138	11.226764	6.35%	1,183
2018	10.813864	10.556138	-2.38%	1,183
2017	10.500133	10.813864	2.99%	1,183
2016	10.417511	10.500133	0.79%	1,186
2015	10.567590	10.417511	-1.42%	1,065
2014	10.325496	10.567590	2.34%	835
2013	10.729699	10.325496	-3.77%	4,081
2012	9.973762	10.729699	7.58%	4,109
2011*	10.000000	9.973762	-0.26%	4,124
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.914609	13.121986	10.13%	0
2019	9.689589	11.914609	22.96%	0
2018	12.193950	9.689589	-20.54%	0
2017	9.804409	12.193950	24.37%	0
2016*	10.000000	9.804409	-1.96%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.462918	34.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.863378	28.63%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.978251	17.001448	21.63%	0
2019	11.900544	13.978251	17.46%	0
2018	13.318466	11.900544	-10.65%	0
2017	12.886840	13.318466	3.35%	0
2016	10.956047	12.886840	17.62%	0
2015	12.738205	10.956047	-13.99%	0
2014	13.446304	12.738205	-5.27%	0
2013	11.311786	13.446304	18.87%	0
2012	10.700031	11.311786	5.72%	0
2011	12.389635	10.700031	-13.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.481283	53.954274	27.01%	64
2019	33.614192	42.481283	26.38%	64
2018	33.925565	33.614192	-0.92%	64
2017	27.121882	33.925565	25.09%	64
2016	30.916649	27.121882	-12.27%	64
2015	27.978326	30.916649	10.50%	810
2014	21.700606	27.978326	28.93%	349
2013	14.674413	21.700606	47.88%	64
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	39.729093	45.766817	15.20%	152
2019	30.963171	39.729093	28.31%	159
2018	41.192882	30.963171	-24.83%	166
2017	27.757816	41.192882	48.40%	177
2016	28.221889	27.757816	-1.64%	185
2015	33.398057	28.221889	-15.50%	194
2014	34.134686	33.398057	-2.16%	203
2013	31.014584	34.134686	10.06%	212
2012	24.319064	31.014584	27.53%	222
2011	33.330410	24.319064	-27.04%	232
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.628571	6.571246	16.75%	0
2019	5.135834	5.628571	9.59%	0
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	21.448446	25.100606	17.03%	64
2019	19.514318	21.448446	9.91%	64
2018	27.695808	19.514318	-29.54%	64
2017	28.674609	27.695808	-3.41%	64
2016	20.307440	28.674609	41.20%	64
2015	31.057654	20.307440	-34.61%	64
2014	39.076577	31.057654	-20.52%	64
2013	35.982254	39.076577	8.60%	90
2012	35.425248	35.982254	1.57%	358
2011	43.154658	35.425248	-17.91%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.761589	10.409384	-3.27%	0
2019*	10.000000	10.761589	7.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.027781	54.302100	55.03%	14
2019	28.560380	35.027781	22.64%	14
2018	28.696419	28.560380	-0.47%	14
2017	23.205471	28.696419	23.66%	14
2016	21.919590	23.205471	5.87%	14
2015	22.972247	21.919590	-4.58%	14
2014	23.828936	22.972247	-3.60%	14
2013	16.143913	23.828936	47.60%	14
2012	15.233148	16.143913	5.98%	0
2011	16.250980	15.233148	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.945121	13.330015	2.97%	0
2019	11.439003	12.945121	13.17%	0
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.753902	8.786376	0.37%	0
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.892141	32.274285	1.20%	0
2019	27.085976	31.892141	17.74%	0
2018	32.566656	27.085976	-16.83%	0
2017	29.385772	32.566656	10.82%	0
2016	23.978080	29.385772	22.55%	0
2015	25.891957	23.978080	-7.39%	0
2014	24.201489	25.891957	6.98%	0
2013	17.905929	24.201489	35.16%	0
2012	15.392105	17.905929	16.33%	0
2011	17.152655	15.392105	-10.26%	802
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.172806	14.171685	7.58%	0
2019	12.317675	13.172806	6.94%	0
2018	12.908566	12.317675	-4.58%	0
2017	12.678987	12.908566	1.81%	1,023
2016	12.368114	12.678987	2.51%	193
2015	12.913569	12.368114	-4.22%	216
2014	12.730209	12.913569	1.44%	2,308
2013	14.164666	12.730209	-10.13%	2,521
2012	13.432801	14.164666	5.45%	965
2011	12.240643	13.432801	9.74%	635
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	21.250045	23.331747	9.80%	1,258
2019	17.458337	21.250045	21.72%	1,578
2018	19.091323	17.458337	-8.55%	1,597
2017	16.134748	19.091323	18.32%	1,605
2016	14.477526	16.134748	11.45%	1,629
2015	15.620915	14.477526	-7.32%	1,650
2014	14.139322	15.620915	10.48%	2,358
2013	10.600939	14.139322	33.38%	2,375
2012	9.408468	10.600939	12.67%	2,931
2011	9.291404	9.408468	1.26%	2,611

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	16.741278	20.694638	23.61%	0
2019	13.275189	16.741278	26.11%	0
2018	15.947383	13.275189	-16.76%	0
2017	12.376441	15.947383	28.85%	0
2016	13.335968	12.376441	-7.20%	0
2015	13.478241	13.335968	-1.06%	0
2014	14.525214	13.478241	-7.21%	0
2013	12.083353	14.525214	20.21%	0
2012	10.156108	12.083353	18.98%	0
2011	11.757951	10.156108	-13.62%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	26.553941	26.391566	-0.61%	0
2019	20.937301	26.553941	26.83%	0
2018	24.463451	20.937301	-14.41%	0
2017	22.302411	24.463451	9.69%	0
2016	18.485187	22.302411	20.65%	0
2015	19.097665	18.485187	-3.21%	0
2014	16.704316	19.097665	14.33%	0
2013	13.073286	16.704316	27.77%	0
2012	11.444774	13.073286	14.23%	0
2011	11.735524	11.444774	-2.48%	1,084
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	30.897270	30.637500	-0.84%	0
2019	24.767737	30.897270	24.75%	0
2018	27.765066	24.767737	-10.80%	0
2017	25.998287	27.765066	6.80%	0
2016	21.973299	25.998287	18.32%	0
2015	23.280381	21.973299	-5.61%	0
2014	20.964844	23.280381	11.04%	0
2013	16.207003	20.964844	29.36%	0
2012	14.405116	16.207003	12.51%	0
2011	14.521309	14.405116	-0.80%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.421356	26.577233	30.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.514660	12.100306	5.09%	49
2019	10.208490	11.514660	12.79%	1,831
2018	10.705882	10.208490	-4.65%	49
2017	10.180914	10.705882	5.16%	1,281
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.402054	11.087478	6.59%	0
2019	9.704994	10.402054	7.18%	0
2018	9.955696	9.704994	-2.52%	0
2017	9.822747	9.955696	1.35%	0
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.442214	14.688588	1.71%	0
2019	11.538357	14.442214	25.17%	0
2018	12.692383	11.538357	-9.09%	0
2017	11.094759	12.692383	14.40%	0
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.307073	20.515202	18.54%	78
2019	14.966850	17.307073	15.64%	78
2018	16.492723	14.966850	-9.25%	78
2017	14.769500	16.492723	11.67%	291
2016	14.488185	14.769500	1.94%	291
2015	14.902965	14.488185	-2.78%	291
2014	14.888462	14.902965	0.10%	78
2013	13.251063	14.888462	12.36%	78
2012	12.271448	13.251063	7.98%	78
2011	12.967969	12.271448	-5.37%	501
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.938773	13.702715	5.90%	0
2019	10.993218	12.938773	17.70%	0
2018	13.278811	10.993218	-17.21%	0
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	32.746171	35.577409	8.65%	624
2019	27.285492	32.746171	20.01%	624
2018	30.528704	27.285492	-10.62%	624
2017	27.656361	30.528704	10.39%	668
2016	22.399151	27.656361	23.47%	793
2015	23.353793	22.399151	-4.09%	698
2014	22.623222	23.353793	3.23%	704
2013	16.371879	22.623222	38.18%	710
2012	14.405049	16.371879	13.65%	877
2011	14.586471	14.405049	-1.24%	724

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	23.190313	26.873919	15.88%	510
2019	18.001684	23.190313	28.82%	510
2018	19.224697	18.001684	-6.36%	510
2017	16.106673	19.224697	19.36%	510
2016	14.682217	16.106673	9.70%	998
2015	14.787621	14.682217	-0.71%	1,177
2014	13.276376	14.787621	11.38%	1,492
2013	10.239975	13.276376	29.65%	2,119
2012	9.010109	10.239975	13.65%	2,409
2011	9.005817	9.010109	0.05%	2,937
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	18.084109	22.046359	21.91%	186
2019	13.706239	18.084109	31.94%	0
2018	14.601678	13.706239	-6.13%	254
2017	12.891731	14.601678	13.26%	0
2016	11.893604	12.891731	8.39%	278
2015	12.511330	11.893604	-4.94%	482
2014	11.229924	12.511330	11.41%	53
2013	8.512216	11.229924	31.93%	806
2012	7.741565	8.512216	9.95%	332
2011	7.812755	7.741565	-0.91%	1,482
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	23.467656	28.504626	21.46%	1,190
2019	17.559317	23.467656	33.65%	1,201
2018	19.198584	17.559317	-8.54%	1,202
2017	15.353004	19.198584	25.05%	1,204
2016	14.488461	15.353004	5.97%	1,201
2015	15.127459	14.488461	-4.22%	1,547
2014	14.251552	15.127459	6.15%	1,550
2013	11.983707	14.251552	18.92%	1,534
2012	11.051189	11.983707	8.44%	2,341
2011	10.322980	11.051189	7.05%	1,713
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	20.219054	23.804919	17.74%	0
2019	16.907461	20.219054	19.59%	0
2018	21.278715	16.907461	-20.54%	0
2017	17.378511	21.278715	22.44%	0
2016	15.115709	17.378511	14.97%	0
2015	15.751440	15.115709	-4.04%	0
2014	15.788484	15.751440	-0.23%	0
2013	10.823162	15.788484	45.88%	0
2012	9.142064	10.823162	18.39%	0
2011	10.805526	9.142064	-15.39%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.972749	11.454814	4.39%	0
2019	9.589434	10.972749	14.43%	0
2018	10.172992	9.589434	-5.74%	0
2017*	10.000000	10.172992	1.73%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.786996	16.125981	-3.94%	0
2019	13.384541	16.786996	25.42%	0
2018	16.412267	13.384541	-18.45%	0
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.768224	10.785810	0.16%	0
2019	10.240691	10.768224	5.15%	0
2018	10.438406	10.240691	-1.89%	0
2017	10.275480	10.438406	1.59%	0
2016	9.604149	10.275480	6.99%	0
2015	9.878201	9.604149	-2.77%	0
2014*	10.000000	9.878201	-1.22%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.817761	18.917701	6.17%	1,415
2019	16.578713	17.817761	7.47%	1,468
2018	16.984993	16.578713	-2.39%	1,468
2017	16.624570	16.984993	2.17%	2,048
2016	16.304918	16.624570	1.96%	3,031
2015	16.644322	16.304918	-2.04%	3,504
2014	16.329991	16.644322	1.92%	3,716
2013	16.458981	16.329991	-0.78%	4,086
2012	15.276254	16.458981	7.74%	4,874
2011	15.209865	15.276254	0.44%	4,818
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.424829	13.398277	28.52%	0
2019	8.217045	10.424829	26.87%	0
2018*	10.000000	8.217045	-17.83%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.383941	18.082952	10.37%	0
2019	14.383059	16.383941	13.91%	0
2018	15.275138	14.383059	-5.84%	0
2017	13.765944	15.275138	10.96%	0
2016	13.314878	13.765944	3.39%	0
2015	13.601369	13.314878	-2.11%	0
2014	13.273359	13.601369	2.47%	0
2013	11.920188	13.273359	11.35%	0
2012	10.869096	11.920188	9.67%	0
2011	11.099430	10.869096	-2.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.088655	19.284153	12.85%	0
2019	14.500460	17.088655	17.85%	0
2018	15.706586	14.500460	-7.68%	0
2017	13.731849	15.706586	14.38%	0
2016	13.186077	13.731849	4.14%	0
2015	13.477175	13.186077	-2.16%	0
2014	13.112611	13.477175	2.78%	0
2013	11.515609	13.112611	13.87%	0
2012	10.360793	11.515609	11.15%	0
2011	10.670314	10.360793	-2.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.337967	21.025557	14.66%	78
2019	15.014428	18.337967	22.14%	78
2018	16.600078	15.014428	-9.55%	78
2017	13.990849	16.600078	18.65%	78
2016	13.374549	13.990849	4.61%	67
2015	13.665628	13.374549	-2.13%	67
2014	13.270970	13.665628	2.97%	67
2013	11.123029	13.270970	19.31%	67
2012	9.808751	11.123029	13.40%	63
2011	10.264947	9.808751	-4.44%	44
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.562808	16.265790	19.93%	0
2019	11.127871	13.562808	21.88%	0
2018	11.859697	11.127871	-6.17%	0
2017	10.400299	11.859697	14.03%	0
2016*	10.000000	10.400299	4.00%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	32.370026	41.460798	28.08%	0
2019	25.076801	32.370026	29.08%	0
2018	27.310857	25.076801	-8.18%	0
2017	22.839402	27.310857	19.58%	0
2016	21.551729	22.839402	5.97%	0
2015	21.825046	21.551729	-1.25%	0
2014	19.876369	21.825046	9.80%	0
2013	15.433642	19.876369	28.79%	0
2012	13.513371	15.433642	14.21%	0
2011	14.133272	13.513371	-4.39%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	34.374811	43.962242	27.89%	0
2019	26.665250	34.374811	28.91%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.873715	5.189410	-34.09%	3,272
2019	7.300781	7.873715	7.85%	111
2018	9.883319	7.300781	-26.13%	2,083
2017	10.351246	9.883319	-4.52%	5,017
2016	7.895121	10.351246	31.11%	5,509
2015	10.145183	7.895121	-22.18%	6,506
2014	11.843248	10.145183	-14.34%	5,368
2013	9.714618	11.843248	21.91%	5,036
2012	9.445903	9.714618	2.84%	5,032
2011	10.146276	9.445903	-6.90%	6,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.622716	22.623349	4.63%	4,679
2019	17.293565	21.622716	25.03%	4,630
2018	19.227607	17.293565	-10.06%	4,936
2017	17.356564	19.227607	10.78%	5,696
2016	14.990120	17.356564	15.79%	6,466
2015	15.915647	14.990120	-5.82%	6,816
2014	14.917510	15.915647	6.69%	6,910
2013	11.866714	14.917510	25.71%	7,496
2012	10.312273	11.866714	15.07%	8,528
2011	10.411498	10.312273	-0.95%	9,995
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.595418	15.421120	5.66%	0
2019	11.461186	14.595418	27.35%	0
2018	12.854110	11.461186	-10.84%	0
2017	11.224444	12.854110	14.52%	0
2016*	10.000000	11.224444	12.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	25.483533	42.166603	65.47%	0
2019	18.444140	25.483533	38.17%	0
2018	16.719909	18.444140	10.31%	0
2017	12.667617	16.719909	31.99%	0
2016	12.867401	12.667617	-1.55%	0
2015	12.422333	12.867401	3.58%	0
2014	11.284270	12.422333	10.09%	0
2013	8.340233	11.284270	35.30%	0
2012	7.109686	8.340233	17.31%	0
2011	7.085232	7.109686	0.35%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.352813	34.377430	41.16%	720
2019	18.481328	24.352813	31.77%	750
2018	18.874026	18.481328	-2.08%	756
2017	14.235871	18.874026	32.58%	916
2016	14.393385	14.235871	-1.09%	799
2015	13.691579	14.393385	5.13%	1,280
2014	12.539586	13.691579	9.19%	1,452
2013	9.375162	12.539586	33.75%	1,708
2012	8.335019	9.375162	12.48%	1,967
2011	8.475516	8.335019	-1.66%	3,535
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.700708	15.826495	0.80%	678
2019	13.912665	15.700708	12.85%	671
2018	14.698329	13.912665	-5.35%	1,042
2017	13.978558	14.698329	5.15%	1,097
2016	12.445346	13.978558	12.32%	1,171
2015	13.168063	12.445346	-5.49%	1,443
2014	13.266866	13.168063	-0.74%	86
2013	12.760502	13.266866	3.97%	86
2012	11.379525	12.760502	12.14%	86
2011	11.149869	11.379525	2.06%	86
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.581874	15.644730	7.29%	893
2019	13.550814	14.581874	7.61%	893
2018	13.888371	13.550814	-2.43%	79
2017	13.577629	13.888371	2.29%	79
2016	13.214255	13.577629	2.75%	79
2015	13.552134	13.214255	-2.49%	74
2014	13.049653	13.552134	3.85%	0
2013	13.544812	13.049653	-3.66%	772
2012	13.041358	13.544812	3.86%	707
2011	12.386820	13.041358	5.28%	1,252

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.287332	23.515946	15.91%	154
2019	16.748659	20.287332	21.13%	154
2018	19.982963	16.748659	-16.19%	154
2017	16.857886	19.982963	18.54%	154
2016	15.311403	16.857886	10.10%	154
2015	15.829512	15.311403	-3.27%	154
2014	15.179140	15.829512	4.28%	154
2013	11.360376	15.179140	33.61%	154
2012	10.081964	11.360376	12.68%	154
2011	11.498770	10.081964	-12.32%	1,300
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.356980	18.551344	13.42%	65
2019	13.046336	16.356980	25.38%	65
2018	15.610534	13.046336	-16.43%	65
2017	12.217774	15.610534	27.77%	132
2016	13.112691	12.217774	-6.82%	132
2015	12.902709	13.112691	1.63%	132
2014	14.306840	12.902709	-9.81%	65
2013	11.174489	14.306840	28.03%	65
2012	9.440539	11.174489	18.37%	65
2011	11.614303	9.440539	-18.72%	65
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.273686	10.318895	-8.47%	0
2019	9.337445	11.273686	20.74%	0
2018	10.165816	9.337445	-8.15%	0
2017*	10.000000	10.165816	1.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.137680	28.828734	6.23%	39
2019	20.578383	27.137680	31.87%	33
2018	25.351551	20.578383	-18.83%	34
2017	21.654811	25.351551	17.07%	32
2016	20.141517	21.654811	7.51%	33
2015	21.157060	20.141517	-4.80%	149
2014	20.193454	21.157060	4.77%	231
2013	15.764033	20.193454	28.10%	231
2012	12.630580	15.764033	24.81%	247
2011	14.110221	12.630580	-10.49%	341

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.389034	15.789381	9.73%	0
2019	12.224970	14.389034	17.70%	0
2018	13.779965	12.224970	-11.28%	0
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.317473	17.123715	-1.12%	3,444
2019	15.194763	17.317473	13.97%	3,444
2018	16.170860	15.194763	-6.04%	3,718
2017	15.014079	16.170860	7.70%	3,729
2016	13.408196	15.014079	11.98%	3,842
2015	14.690328	13.408196	-8.73%	5,561
2014	14.299561	14.690328	2.73%	5,146
2013	12.779929	14.299561	11.89%	4,398
2012	11.552993	12.779929	10.62%	3,339
2011	11.490332	11.552993	0.55%	3,914
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.843735	20.497671	3.30%	59
2019	15.993463	19.843735	24.07%	59
2018	18.695774	15.993463	-14.45%	59
2017	17.204854	18.695774	8.67%	109
2016	13.456924	17.204854	27.85%	181
2015	14.796668	13.456924	-9.05%	210
2014	14.982387	14.796668	-1.24%	170
2013	11.198664	14.982387	33.79%	170
2012	9.633078	11.198664	16.25%	170
2011	10.192590	9.633078	-5.49%	170
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.030813	13.844384	15.07%	180
2019	9.669784	12.030813	24.42%	180
2018	11.695442	9.669784	-17.32%	180
2017	8.481692	11.695442	37.89%	180
2016	7.354013	8.481692	15.33%	155
2015	9.314957	7.354013	-21.05%	155
2014*	10.000000	9.314957	-6.85%	155

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.552078	16.105235	-2.70%	0
2019	14.937846	16.552078	10.81%	0
2018	17.954830	14.937846	-16.80%	0
2017	15.623746	17.954830	14.92%	0
2016	14.800780	15.623746	5.56%	0
2015	16.086993	14.800780	-8.00%	0
2014	18.383335	16.086993	-12.49%	0
2013	15.185848	18.383335	21.06%	0
2012	13.039889	15.185848	16.46%	0
2011	14.827262	13.039889	-12.05%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.768297	8.510742	-2.94%	0
2019	7.934852	8.768297	10.50%	0
2018	9.556957	7.934852	-16.97%	0
2017	8.339492	9.556957	14.60%	0
2016	7.923415	8.339492	5.25%	0
2015	8.628951	7.923415	-8.18%	0
2014*	10.000000	8.628951	-13.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.499704	8.836021	-6.99%	0
2019	9.482946	9.499704	0.18%	0
2018	9.474150	9.482946	0.09%	0
2017	9.465051	9.474150	0.10%	0
2016	9.362928	9.465051	1.09%	0
2015	9.963480	9.362928	-6.03%	0
2014*	10.000000	9.963480	-0.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.606209	12.888518	2.24%	0
2019	11.468346	12.606209	9.92%	0
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.017247	10.497927	4.80%	0
2019	9.373897	10.017247	6.86%	0
2018*	10.000000	9.373897	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.708070	10.237654	5.46%	0
2019	9.414063	9.708070	3.12%	0
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.688673	15.383438	4.73%	0
2019	12.321061	14.688673	19.22%	0
2018	13.664485	12.321061	-9.83%	0
2017	12.093229	13.664485	12.99%	0
2016	11.156643	12.093229	8.39%	0
2015	11.437351	11.156643	-2.45%	0
2014	11.091936	11.437351	3.11%	0
2013	9.469055	11.091936	17.14%	0
2012	8.272264	9.469055	14.47%	0
2011	10.005079	8.272264	-17.32%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.311341	27.646840	29.73%	0
2019	16.353770	21.311341	30.31%	0
2018	17.928659	16.353770	-8.78%	0
2017	14.643763	17.928659	22.43%	0
2016	13.723897	14.643763	6.70%	0
2015	13.986574	13.723897	-1.88%	0
2014	12.598841	13.986574	11.01%	0
2013	9.829646	12.598841	28.17%	0
2012	8.645070	9.829646	13.70%	0
2011	9.201330	8.645070	-6.05%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	18.116961	20.030243	10.56%	0
2019	15.360150	18.116961	17.95%	0
2018	16.593795	15.360150	-7.43%	0
2017	14.771773	16.593795	12.33%	0
2016	13.925651	14.771773	6.08%	0
2015	14.165738	13.925651	-1.69%	0
2014	13.518243	14.165738	4.79%	0
2013	12.040533	13.518243	12.27%	0
2012	10.823611	12.040533	11.24%	0
2011	10.949984	10.823611	-1.15%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.715575	20.724248	0.04%	0
2019	17.048145	20.715575	21.51%	0
2018	19.426524	17.048145	-12.24%	0
2017	17.235053	19.426524	12.72%	0
2016	14.301486	17.235053	20.51%	0
2015	15.282018	14.301486	-6.42%	0
2014	14.461441	15.282018	5.67%	0
2013	11.054817	14.461441	30.82%	0
2012	9.746816	11.054817	13.42%	0
2011	10.376119	9.746816	-6.06%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.275772	19.807358	2.76%	0
2019	17.571442	19.275772	9.70%	0
2018	18.664650	17.571442	-5.86%	0
2017	17.890567	18.664650	4.33%	0
2016	15.501849	17.890567	15.41%	0
2015	16.435639	15.501849	-5.68%	0
2014	16.326510	16.435639	0.67%	0
2013	15.482752	16.326510	5.45%	0
2012	13.726431	15.482752	12.80%	0
2011	13.982588	13.726431	-1.83%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	22.104782	21.496191	-2.75%	0
2019	18.363773	22.104782	20.37%	0
2018	21.414539	18.363773	-14.25%	0
2017	21.028279	21.414539	1.84%	0
2016	16.912754	21.028279	24.33%	0
2015	18.443451	16.912754	-8.30%	0
2014	19.044647	18.443451	-3.16%	0
2013	14.177200	19.044647	34.33%	0
2012	12.080917	14.177200	17.35%	0
2011	12.896250	12.080917	-6.32%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	22.588076	23.135567	2.42%	0
2019	18.154638	22.588076	24.42%	0
2018	21.246003	18.154638	-14.55%	0
2017	19.026082	21.246003	11.67%	0
2016	15.284534	19.026082	24.48%	0
2015	16.699280	15.284534	-8.47%	0
2014	16.851537	16.699280	-0.90%	0
2013	12.871150	16.851537	30.92%	0
2012	11.191709	12.871150	15.01%	0
2011	12.319796	11.191709	-9.16%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.760426	26.874736	29.45%	0
2019	16.821132	20.760426	23.42%	0
2018	19.099519	16.821132	-11.93%	0
2017	15.891839	19.099519	20.18%	0
2016	14.263169	15.891839	11.42%	0
2015	14.715113	14.263169	-3.07%	0
2014	13.772671	14.715113	6.84%	0
2013	9.923033	13.772671	38.79%	0
2012	9.058624	9.923033	9.54%	0
2011	9.408673	9.058624	-3.72%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	23.593805	31.944342	35.39%	0
2019	17.940489	23.593805	31.51%	0
2018	18.960328	17.940489	-5.38%	0
2017	14.839145	18.960328	27.77%	0
2016	13.898311	14.839145	6.77%	0
2015	13.416451	13.898311	3.59%	0
2014	11.855863	13.416451	13.16%	0
2013	9.411972	11.855863	25.97%	0
2012	8.657290	9.411972	8.72%	0
2011	9.213839	8.657290	-6.04%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.229026	32.472713	39.79%	0
2019	17.297025	23.229026	34.29%	0
2018	18.278404	17.297025	-5.37%	0
2017	14.616073	18.278404	25.06%	0
2016	14.553198	14.616073	0.43%	0
2015	14.113345	14.553198	3.12%	0
2014	13.253498	14.113345	6.49%	0
2013	9.630791	13.253498	37.62%	0
2012*	10.000000	9.630791	-3.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.789340	37.355771	39.44%	0
2019	19.996331	26.789340	33.97%	0
2018	21.189347	19.996331	-5.63%	110
2017	16.985733	21.189347	24.75%	0
2016	16.954262	16.985733	0.19%	0
2015	16.482122	16.954262	2.86%	0
2014	15.516740	16.482122	6.22%	0
2013	11.302953	15.516740	37.28%	0
2012	10.150694	11.302953	11.35%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	24.612566	33.013026	34.13%	0
2019	18.402624	24.612566	33.74%	0
2018	19.880929	18.402624	-7.44%	0
2017	15.961235	19.880929	24.56%	0
2016	16.619033	15.961235	-3.96%	0
2015	16.344503	16.619033	1.68%	0
2014	14.421853	16.344503	13.33%	0
2013	11.319665	14.421853	27.41%	0
2012	10.101410	11.319665	12.06%	0
2011	10.405763	10.101410	-2.92%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	23.392412	26.153010	11.80%	0
2019	18.471097	23.392412	26.64%	0
2018	20.762417	18.471097	-11.04%	0
2017	18.680676	20.762417	11.14%	0
2016	17.251456	18.680676	8.28%	0
2015	18.643460	17.251456	-7.47%	0
2014	17.555121	18.643460	6.20%	0
2013	13.831251	17.555121	26.92%	0
2012	12.368371	13.831251	11.83%	0
2011	12.602586	12.368371	-1.86%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	24.397928	33.707518	38.16%	194
2019	17.827581	24.397928	36.85%	319
2018	19.332236	17.827581	-7.78%	509
2017	15.284719	19.332236	26.48%	651
2016	15.209092	15.284719	0.50%	444
2015	14.528129	15.209092	4.69%	437
2014	13.985507	14.528129	3.88%	369
2013	10.473063	13.985507	33.54%	421
2012	9.159084	10.473063	14.35%	552
2011	9.225538	9.159084	-0.72%	587
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.612719	46.13%	155
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.440407	17.751241	7.97%	0
2019	13.909060	16.440407	18.20%	0
2018	15.653275	13.909060	-11.14%	0
2017	14.355719	15.653275	9.04%	0
2016	12.697603	14.355719	13.06%	0
2015	13.233923	12.697603	-4.05%	0
2014	12.359835	13.233923	7.07%	0
2013	10.054320	12.359835	22.93%	0
2012	9.095213	10.054320	10.55%	0
2011*	10.000000	9.095213	-9.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	25.605521	32.094163	25.34%	197
2019	19.785481	25.605521	29.42%	191
2018	23.209398	19.785481	-14.75%	186
2017	17.292906	23.209398	34.21%	366
2016	17.594608	17.292906	-1.71%	854
2015	17.237286	17.594608	2.07%	873
2014	17.159915	17.237286	0.45%	1,603
2013	13.726126	17.159915	25.02%	1,129
2012	11.527041	13.726126	19.08%	1,157
2011	12.799061	11.527041	-9.94%	1,189
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	15.010840	12.924764	-13.90%	0
2019	12.427623	15.010840	20.79%	0
2018	13.486382	12.427623	-7.85%	0
2017	12.147686	13.486382	11.02%	0
2016	12.122427	12.147686	0.21%	0
2015	12.530129	12.122427	-3.25%	0
2014	11.132184	12.530129	12.56%	0
2013	11.036798	11.132184	0.86%	0
2012	8.772637	11.036798	25.81%	0
2011	9.555068	8.772637	-8.19%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.756359	10.921942	1.54%	0
2019	9.885512	10.756359	8.81%	0
2018	10.530840	9.885512	-6.13%	0
2017	10.090407	10.530840	4.36%	0
2016	9.644758	10.090407	4.62%	0
2015	10.048715	9.644758	-4.02%	0
2014	9.950437	10.048715	0.99%	0
2013	10.146260	9.950437	-1.93%	0
2012*	10.000000	10.146260	1.46%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	26.977917	30.323064	12.40%	0
2019	20.733192	26.977917	30.12%	0
2018	20.926133	20.733192	-0.92%	0
2017	18.396955	20.926133	13.75%	0
2016	21.158298	18.396955	-13.05%	0
2015	20.885552	21.158298	1.31%	0
2014	17.772585	20.885552	17.52%	0
2013	12.877405	17.772585	38.01%	0
2012	10.847065	12.877405	18.72%	0
2011	10.625785	10.847065	2.08%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	25.466021	28.507493	11.94%	0
2019	20.169712	25.466021	26.26%	0
2018	24.159860	20.169712	-16.52%	0
2017	20.000672	24.159860	20.80%	0
2016	20.458676	20.000672	-2.24%	0
2015	21.333671	20.458676	-4.10%	0
2014	21.652997	21.333671	-1.47%	0
2013	18.527122	21.652997	16.87%	0
2012	16.330889	18.527122	13.45%	0
2011	17.831844	16.330889	-8.42%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	22.568707	25.252455	11.89%	609
2019	17.400150	22.568707	29.70%	609
2018	19.238135	17.400150	-9.55%	609
2017	16.756258	19.238135	14.81%	1,397
2016	15.286640	16.756258	9.61%	1,397
2015	15.065425	15.286640	1.47%	1,526
2014	13.858265	15.065425	8.71%	2,075
2013	10.709396	13.858265	29.40%	2,086
2012	9.331727	10.709396	14.76%	2,312
2011	9.503789	9.331727	-1.81%	2,450
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.055339	17.175832	6.98%	0
2019	13.075781	16.055339	22.79%	0
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.449981	25.261699	17.77%	0
2019	17.271264	21.449981	24.19%	0
2018	19.614714	17.271264	-11.95%	0
2017	17.496340	19.614714	12.11%	0
2016	15.091604	17.496340	15.93%	0
2015	16.331712	15.091604	-7.59%	0
2014	14.857979	16.331712	9.92%	0
2013	10.729376	14.857979	38.48%	0
2012	9.260742	10.729376	15.86%	0
2011	9.643515	9.260742	-3.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.733797	12.758573	18.86%	0
2019	8.542677	10.733797	25.65%	0
2018	10.814716	8.542677	-21.01%	0
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.853953	33.385143	11.83%	0
2019	24.964354	29.853953	19.59%	0
2018	26.886988	24.964354	-7.15%	0
2017	23.148430	26.886988	16.15%	120
2016	24.192910	23.148430	-4.32%	120
2015	26.880030	24.192910	-10.00%	1,186
2014	28.894204	26.880030	-6.97%	1,067
2013	23.514093	28.894204	22.88%	1,067
2012	20.093013	23.514093	17.03%	1,067
2011	22.049524	20.093013	-8.87%	1,632
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	27.479438	28.611390	4.12%	0
2019	25.166294	27.479438	9.19%	0
2018	26.183913	25.166294	-3.89%	0
2017	24.993292	26.183913	4.76%	0
2016	21.904455	24.993292	14.10%	0
2015	23.857974	21.904455	-8.19%	0
2014	23.841165	23.857974	0.07%	0
2013	21.971242	23.841165	8.51%	0
2012	18.859306	21.971242	16.50%	119
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.502833	53.411675	46.32%	0
2019	26.947639	36.502833	35.46%	79
2018	27.460451	26.947639	-1.87%	312
2017	22.035522	27.460451	24.62%	106
2016	21.145165	22.035522	4.21%	106
2015	22.853781	21.145165	-7.48%	106
2014	21.574873	22.853781	5.93%	106
2013	16.908213	21.574873	27.60%	106
2012	15.162773	16.908213	11.51%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.336057	11.190551	8.27%	0
2019	9.631895	10.336057	7.31%	0
2018	9.937263	9.631895	-3.07%	0
2017	9.790637	9.937263	1.50%	0
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	26.245222	35.833603	36.53%	659
2019	19.529271	26.245222	34.39%	856
2018	19.553214	19.529271	-0.12%	881
2017	15.316205	19.553214	27.66%	950
2016	15.299000	15.316205	0.11%	1,029
2015	13.917982	15.299000	9.92%	1,182
2014	13.066652	13.917982	6.52%	1,233
2013	10.166150	13.066652	28.53%	1,506
2012	8.358639	10.166150	21.62%	1,546
2011	9.146474	8.358639	-8.61%	1,635
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.265575	24.076067	48.02%	0
2019	11.437434	16.265575	42.21%	188
2018	11.543353	11.437434	-0.92%	0
2017	8.111153	11.543353	42.31%	421
2016	7.254525	8.111153	11.81%	404
2015	7.059545	7.254525	2.76%	419
2014	6.574390	7.059545	7.38%	44
2013	4.944817	6.574390	32.96%	60
2012	4.226345	4.944817	17.00%	155
2011	4.711594	4.226345	-10.30%	66
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.748802	14.525208	13.93%	377
2019	10.246066	12.748802	24.43%	378
2018	12.296257	10.246066	-16.67%	378
2017	9.572221	12.296257	28.46%	379
2016	10.448028	9.572221	-8.38%	344
2015	11.666843	10.448028	-10.45%	925
2014	13.516487	11.666843	-13.68%	335
2013	12.044112	13.516487	12.22%	337
2012	10.837024	12.044112	11.14%	331
2011	16.309798	10.837024	-33.56%	2
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	31.375190	30.924344	-1.44%	0
2019	25.205055	31.375190	24.48%	0
2018	29.116061	25.205055	-13.43%	0
2017	26.060957	29.116061	11.72%	0
2016	23.137210	26.060957	12.64%	0
2015	24.204048	23.137210	-4.41%	0
2014	21.412792	24.204048	13.04%	204
2013	16.481411	21.412792	29.92%	204
2012	13.943047	16.481411	18.21%	515
2011	13.897772	13.943047	0.33%	204

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.216899	9.905019	-3.05%	0
2019	8.806491	10.216899	16.02%	0
2018	11.012480	8.806491	-20.03%	0
2017	8.772577	11.012480	25.53%	0
2016	7.395992	8.772577	18.61%	0
2015	9.421191	7.395992	-21.50%	0
2014*	10.000000	9.421191	-5.79%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.490337	11.066610	5.49%	0
2019	9.853909	10.490337	6.46%	0
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	33.260731	47.551532	42.97%	0
2019	23.974689	33.260731	38.73%	88
2018	24.843360	23.974689	-3.50%	0
2017	20.024451	24.843360	24.07%	40
2016	18.741458	20.024451	6.85%	0
2015	19.503523	18.741458	-3.91%	0
2014	21.470201	19.503523	-9.16%	0
2013	15.482049	21.470201	38.68%	0
2012	13.041164	15.482049	18.72%	164
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	29.205939	29.603795	1.36%	0
2019	22.965142	29.205939	27.18%	0
2018	26.090754	22.965142	-11.98%	0
2017	22.639874	26.090754	15.24%	32
2016	20.262354	22.639874	11.73%	80
2015	20.828312	20.262354	-2.72%	80
2014	19.246483	20.828312	8.22%	87
2013	14.454038	19.246483	33.16%	87
2012	12.702176	14.454038	13.79%	87
2011	12.995137	12.702176	-2.25%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.821181	12.273586	13.42%	0
2019*	10.000000	10.821181	8.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.238859	25.070997	18.04%	702
2019	17.212559	21.238859	23.39%	702
2018	19.418232	17.212559	-11.36%	702
2017	15.591488	19.418232	24.54%	982
2016	15.289156	15.591488	1.98%	968
2015	14.643868	15.289156	4.41%	252
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	437
2011	10.713597	10.334130	-3.54%	1,153
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.277498	32.77%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.588941	35.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.976881	14.795813	5.86%	0
2019	12.836430	13.976881	8.88%	0
2018	13.158721	12.836430	-2.45%	0
2017	12.611865	13.158721	4.34%	0
2016	12.102776	12.611865	4.21%	0
2015	12.405411	12.102776	-2.44%	0
2014	11.712740	12.405411	5.91%	0
2013	11.965367	11.712740	-2.11%	0
2012	11.134135	11.965367	7.47%	0
2011	10.731570	11.134135	3.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	35.751059	37.054215	3.65%	59
2019	31.864922	35.751059	12.20%	61
2018	34.874467	31.864922	-8.63%	63
2017	32.368857	34.874467	7.74%	65
2016	29.813745	32.368857	8.57%	65
2015	30.702838	29.813745	-2.90%	65
2014	30.376377	30.702838	1.07%	65
2013	33.899440	30.376377	-10.39%	65
2012	29.265733	33.899440	15.83%	65
2011	27.842587	29.265733	5.11%	65
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.617665	11.244704	-3.21%	0
2019	9.252237	11.617665	25.57%	0
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	18.030103	19.638573	8.92%	0
2019	15.590133	18.030103	15.65%	0
2018	16.982069	15.590133	-8.20%	0
2017	14.893286	16.982069	14.02%	0
2016	14.364455	14.893286	3.68%	0
2015	15.627216	14.364455	-8.08%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.958969	23.491407	12.08%	0
2019	17.212001	20.958969	21.77%	0
2018	18.885589	17.212001	-8.86%	0
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.971053	32.588690	48.33%	294
2019	16.803488	21.971053	30.75%	314
2018	20.484649	16.803488	-17.97%	294
2017	16.584600	20.484649	23.52%	288
2016	17.253867	16.584600	-3.88%	273
2015	17.656942	17.253867	-2.28%	391
2014	18.163761	17.656942	-2.79%	375
2013	15.240763	18.163761	19.18%	0
2012	13.389475	15.240763	13.83%	0
2011	15.036160	13.389475	-10.95%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.767008	20.640261	9.98%	5,955
2019	15.822616	18.767008	18.61%	5,955
2018	16.958699	15.822616	-6.70%	5,955
2017	14.913334	16.958699	13.72%	5,955
2016	13.932083	14.913334	7.04%	5,955
2015	14.049200	13.932083	-0.83%	3,684
2014	13.626690	14.049200	3.10%	3,671
2013	11.255546	13.626690	21.07%	3,052
2012	9.905519	11.255546	13.63%	3,205
2011	9.993847	9.905519	-0.88%	2,551

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.733282	12.582815	7.24%	0
2019	10.963463	11.733282	7.02%	0
2018	11.286691	10.963463	-2.86%	0
2017	11.135357	11.286691	1.36%	733
2016	11.046140	11.135357	0.81%	636
2015	11.274673	11.046140	-2.03%	422
2014	10.936849	11.274673	3.09%	422
2013	11.431553	10.936849	-4.33%	422
2012	11.090766	11.431553	3.07%	422
2011	10.682066	11.090766	3.83%	422
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.158395	29.548258	27.59%	93
2019	17.497414	23.158395	32.35%	93
2018	19.673801	17.497414	-11.06%	93
2017	15.296414	19.673801	28.62%	93
2016	15.546905	15.296414	-1.61%	93
2015	14.859628	15.546905	4.63%	93
2014	14.859259	14.859628	0.00%	93
2013	11.762560	14.859259	26.33%	93
2012	9.811580	11.762560	19.88%	93
2011	11.016702	9.811580	-10.94%	93
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.913830	37.064695	48.77%	77
2019	19.472884	24.913830	27.94%	77
2018	19.962916	19.472884	-2.45%	77
2017	15.906207	19.962916	25.50%	662
2016	14.850890	15.906207	7.11%	631
2015	14.209820	14.850890	4.51%	709
2014	13.390128	14.209820	6.12%	71
2013	10.520324	13.390128	27.28%	71
2012	9.125578	10.520324	15.28%	67
2011	9.749596	9.125578	-6.40%	47
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.929193	22.129910	11.04%	0
2019	16.149392	19.929193	23.41%	0
2018	16.814519	16.149392	-3.96%	0
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.992825	18.386307	2.19%	430
2019	16.783766	17.992825	7.20%	413
2018	17.503581	16.783766	-4.11%	418
2017	16.762224	17.503581	4.42%	593
2016	15.710186	16.762224	6.70%	608
2015	16.474333	15.710186	-4.64%	884
2014	16.149129	16.474333	2.01%	868
2013	16.632177	16.149129	-2.90%	855
2012	15.089351	16.632177	10.22%	1,305
2011	14.557591	15.089351	3.65%	2,762
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	22.322346	24.190280	8.37%	704
2019	17.579491	22.322346	26.98%	1,053
2018	17.904115	17.579491	-1.81%	1,090
2017	15.126753	17.904115	18.36%	1,140
2016	13.828315	15.126753	9.39%	1,185
2015	13.951298	13.828315	-0.88%	1,429
2014	12.668118	13.951298	10.13%	2,418
2013	9.839840	12.668118	28.74%	2,559
2012	8.773510	9.839840	12.15%	2,695
2011	8.886996	8.773510	-1.28%	2,850
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	19.861661	20.211964	1.76%	0
2019	15.886783	19.861661	25.02%	376
2018	17.445553	15.886783	-8.94%	391
2017	15.055031	17.445553	15.88%	409
2016	13.004154	15.055031	15.77%	426
2015	14.132783	13.004154	-7.99%	961
2014	13.183176	14.132783	7.20%	1,000
2013	9.897285	13.183176	33.20%	1,000
2012	8.508124	9.897285	16.33%	1,000
2011	8.870012	8.508124	-4.08%	3,861
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.866189	13.347722	12.49%	0
2019	10.512555	11.866189	12.88%	0
2018	11.697232	10.512555	-10.13%	0
2017	10.057095	11.697232	16.31%	0
2016*	10.000000	10.057095	0.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.997855	17.682992	10.53%	0
2019	13.142161	15.997855	21.73%	0
2018	14.995855	13.142161	-12.36%	0
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.356659	15.462973	7.71%	0
2019	12.583824	14.356659	14.09%	0
2018	13.667802	12.583824	-7.93%	0
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.461275	16.924006	9.46%	0
2019	13.094312	15.461275	18.08%	0
2018	14.520578	13.094312	-9.82%	0
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.573795	13.285016	5.66%	0
2019	11.569699	12.573795	8.68%	0
2018	12.098134	11.569699	-4.37%	0
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.144231	12.526887	3.15%	0
2019	10.862112	12.144231	11.80%	0
2018	11.896590	10.862112	-8.70%	0
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.633881	13.319538	5.43%	0
2019	11.147089	12.633881	13.34%	0
2018	12.216704	11.147089	-8.76%	0
2017	10.561046	12.216704	15.68%	0
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.957610	16.258524	8.70%	0
2019	12.892479	14.957610	16.02%	0
2018	14.131604	12.892479	-8.77%	0
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.715446	17.324637	10.24%	0
2019	13.092817	15.715446	20.03%	0
2018	14.734467	13.092817	-11.14%	0
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.852834	14.835331	7.09%	0
2019	12.341675	13.852834	12.24%	0
2018	13.197817	12.341675	-6.49%	0
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.916565	15.406803	3.29%	0
2019	13.503815	14.916565	10.46%	0
2018	16.312102	13.503815	-17.22%	0
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.737605	17.38%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.137513	13.805678	5.09%	0
2019	12.280073	13.137513	6.98%	118
2018	12.559058	12.280073	-2.22%	0
2017	12.250009	12.559058	2.52%	0
2016	11.840894	12.250009	3.46%	0
2015	12.145417	11.840894	-2.51%	269
2014	11.772880	12.145417	3.16%	0
2013	12.222319	11.772880	-3.68%	0
2012	11.551242	12.222319	5.81%	341
2011	11.034660	11.551242	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.595917	14.558169	7.08%	0
2019	12.633130	13.595917	7.62%	0
2018	13.055746	12.633130	-3.24%	0
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.530057	10.727480	1.87%	0
2019	10.060491	10.530057	4.67%	0
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	23.467606	26.109688	11.26%	116
2019	19.437659	23.467606	20.73%	109
2018	23.971219	19.437659	-18.91%	104
2017	17.249833	23.971219	38.96%	112
2016	16.306755	17.249833	5.78%	94
2015	19.767912	16.306755	-17.51%	88
2014	21.303428	19.767912	-7.21%	85
2013	21.533383	21.303428	-1.07%	0
2012	18.707917	21.533383	15.10%	0
2011	24.541606	18.707917	-23.77%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.409294	22.288581	4.11%	81
2019	19.000822	21.409294	12.68%	81
2018	19.949332	19.000822	-4.75%	81
2017	19.028219	19.949332	4.84%	82
2016	16.973208	19.028219	12.11%	309
2015	17.747090	16.973208	-4.36%	529
2014	17.622945	17.747090	0.70%	540
2013	16.760602	17.622945	5.15%	368
2012	14.899655	16.760602	12.49%	378
2011	14.614184	14.899655	1.95%	389
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.310013	15.948960	4.17%	1,180
2019	14.670722	15.310013	4.36%	1,241
2018	14.948306	14.670722	-1.86%	1,254
2017	14.910761	14.948306	0.25%	1,830
2016	15.071537	14.910761	-1.07%	3,165
2015	15.364519	15.071537	-1.91%	5,884
2014	14.962495	15.364519	2.69%	6,325
2013	15.880835	14.962495	-5.78%	6,834
2012	15.692945	15.880835	1.20%	7,027
2011	14.898852	15.692945	5.33%	7,526
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.521759	9.373134	-1.56%	2,886
2019	9.526585	9.521759	-0.05%	2,997
2018	9.569096	9.526585	-0.44%	5,644
2017	9.703116	9.569096	-1.38%	2,919
2016	9.879737	9.703116	-1.79%	5,412
2015	10.060828	9.879737	-1.80%	6,586
2014	10.245240	10.060828	-1.80%	8,508
2013	10.433032	10.245240	-1.80%	5,302
2012	10.624795	10.433032	-1.80%	7,702
2011	10.819000	10.624795	-1.80%	5,534

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.818180	15.708043	6.01%	0
2019	12.667600	14.818180	16.98%	0
2018	15.094726	12.667600	-16.08%	0
2017	12.059743	15.094726	25.17%	0
2016	12.174390	12.059743	-0.94%	0
2015	12.788550	12.174390	-4.80%	0
2014	13.081647	12.788550	-2.24%	0
2013	11.305310	13.081647	15.71%	0
2012	9.958646	11.305310	13.52%	13
2011	11.238291	9.958646	-11.39%	13
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.043466	11.617596	5.20%	0
2019	9.278618	11.043466	19.02%	0
2018	11.004233	9.278618	-15.68%	0
2017	9.003411	11.004233	22.22%	89
2016	9.120290	9.003411	-1.28%	89
2015	9.418303	9.120290	-3.16%	89
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.970470	26.555897	10.79%	383
2019	19.727953	23.970470	21.51%	383
2018	22.043592	19.727953	-10.50%	383
2017	18.953414	22.043592	16.30%	383
2016	17.630621	18.953414	7.50%	383
2015	18.134824	17.630621	-2.78%	383
2014	17.590296	18.134824	3.10%	383
2013	14.076979	17.590296	24.96%	383
2012	12.368585	14.076979	13.81%	383
2011	13.110280	12.368585	-5.66%	383
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.842616	19.169589	7.44%	0
2019	15.752948	17.842616	13.27%	0
2018	16.861001	15.752948	-6.57%	0
2017	15.449516	16.861001	9.14%	51
2016	14.799176	15.449516	4.39%	96
2015	15.096673	14.799176	-1.97%	113
2014	14.699388	15.096673	2.70%	113
2013	13.197182	14.699388	11.38%	113
2012	12.286428	13.197182	7.41%	113
2011	12.401429	12.286428	-0.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.735849	23.824654	9.61%	0
2019	18.454344	21.735849	17.78%	0
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.404861	15.095490	4.79%	346
2019	13.392212	14.404861	7.56%	371
2018	13.889532	13.392212	-3.58%	395
2017	13.382902	13.889532	3.79%	422
2016	13.070247	13.382902	2.39%	447
2015	13.274683	13.070247	-1.54%	473
2014	13.011797	13.274683	2.02%	500
2013	12.639579	13.011797	2.94%	526
2012	12.238415	12.639579	3.28%	554
2011	12.107364	12.238415	1.08%	580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.141122	12.466281	2.68%	0
2019	10.941450	12.141122	10.96%	0
2018	11.807374	10.941450	-7.33%	0
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.713068	13.274242	4.41%	0
2019	11.233201	12.713068	13.17%	0
2018	12.177545	11.233201	-7.75%	0
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.863869	21.524198	8.36%	7,910
2019	17.179435	19.863869	15.63%	13,735
2018	18.549759	17.179435	-7.39%	13,443
2017	16.726568	18.549759	10.90%	16,687
2016	15.896802	16.726568	5.22%	16,616
2015	16.242561	15.896802	-2.13%	20,240
2014	15.725522	16.242561	3.29%	19,792
2013	13.730648	15.725522	14.53%	19,941
2012	12.618607	13.730648	8.81%	20,038
2011	12.854611	12.618607	-1.84%	22,475
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.549776	24.873966	10.31%	0
2019	18.848741	22.549776	19.64%	0
2018	20.803655	18.848741	-9.40%	0
2017	18.155705	20.803655	14.58%	0
2016	17.042137	18.155705	6.53%	0
2015	17.482120	17.042137	-2.52%	0
2014	16.961757	17.482120	3.07%	0
2013	14.114159	16.961757	20.18%	6,606
2012	12.634880	14.114159	11.71%	6,606
2011	13.145555	12.634880	-3.88%	6,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.286065	18.426735	6.60%	483
2019	15.511460	17.286065	11.44%	483
2018	16.409778	15.511460	-5.47%	483
2017	15.300349	16.409778	7.25%	483
2016	14.739432	15.300349	3.81%	483
2015	15.014196	14.739432	-1.83%	483
2014	14.597561	15.014196	2.85%	483
2013	13.453194	14.597561	8.51%	483
2012	12.680847	13.453194	6.09%	483
2011	12.651820	12.680847	0.23%	2,990
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.438107	10.980528	5.20%	0
2019*	10.000000	10.438107	4.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.737929	12.206524	13.68%	0
2019*	10.000000	10.737929	7.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.592626	28.862386	27.75%	2,359
2019	17.625631	22.592626	28.18%	2,387
2018	18.520448	17.625631	-4.83%	2,475
2017	14.484032	18.520448	27.87%	2,412
2016	14.432734	14.484032	0.36%	2,412
2015	14.209290	14.432734	1.57%	885
2014	13.102383	14.209290	8.45%	892
2013	9.902284	13.102383	32.32%	905
2012	8.666770	9.902284	14.26%	1,467
2011	9.089459	8.666770	-4.65%	1,618
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.796492	13.457322	5.16%	0
2019	10.953211	12.796492	16.83%	0
2018	11.720081	10.953211	-6.54%	0
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.724636	15.469059	5.06%	0
2019	12.292316	14.724636	19.79%	0
2018	12.849790	12.292316	-4.34%	0
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.060511	44.438614	16.76%	1,747
2019	28.163906	38.060511	35.14%	1,764
2018	29.052902	28.163906	-3.06%	1,776
2017	23.237073	29.052902	25.03%	2,402
2016	22.832449	23.237073	1.77%	2,570
2015	22.124173	22.832449	3.20%	2,712
2014	20.707487	22.124173	6.84%	3,885
2013	15.425288	20.707487	34.24%	3,940
2012	13.235540	15.425288	16.54%	3,944
2011	13.785567	13.235540	-3.99%	4,319

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.160848	29.063339	-0.33%	1,489
2019	23.390659	29.160848	24.67%	1,478
2018	26.278580	23.390659	-10.99%	1,492
2017	24.622712	26.278580	6.72%	2,082
2016	20.817866	24.622712	18.28%	2,414
2015	22.146378	20.817866	-6.00%	5,214
2014	19.936841	22.146378	11.08%	5,495
2013	15.392176	19.936841	29.53%	5,898
2012	13.670505	15.392176	12.59%	6,251
2011	13.831129	13.670505	-1.16%	6,315
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.790202	17.90%	1,693
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.785621	17.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.694858	48.535792	11.08%	1,179
2019	35.412030	43.694858	23.39%	1,159
2018	40.698136	35.412030	-12.99%	1,141
2017	35.793913	40.698136	13.70%	1,524
2016	30.300353	35.793913	18.13%	1,615
2015	31.658076	30.300353	-4.29%	2,019
2014	29.462863	31.658076	7.45%	1,767
2013	22.550232	29.462863	30.65%	1,959
2012	19.548751	22.550232	15.35%	2,046
2011	20.426087	19.548751	-4.30%	3,783
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.529144	20.899577	-2.92%	684
2019	17.702399	21.529144	21.62%	649
2018	20.759846	17.702399	-14.73%	658
2017	18.569436	20.759846	11.80%	1,046
2016	16.079785	18.569436	15.48%	1,168
2015	16.861109	16.079785	-4.63%	1,154
2014	14.672824	16.861109	14.91%	1,785
2013	11.012612	14.672824	33.24%	1,922
2012	9.639322	11.012612	14.25%	2,006
2011	10.048939	9.639322	-4.08%	2,003

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	31.944889	44.196874	38.35%	88
2019	23.970056	31.944889	33.27%	176
2018	26.517566	23.970056	-9.61%	88
2017	21.614610	26.517566	22.68%	262
2016	20.321980	21.614610	6.36%	393
2015	20.539213	20.321980	-1.06%	349
2014	20.343749	20.539213	0.96%	652
2013	14.357465	20.343749	41.69%	683
2012	12.889228	14.357465	11.39%	716
2011	13.210669	12.889228	-2.43%	728
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	41.556421	42.911032	3.26%	696
2019	35.561221	41.556421	16.86%	601
2018	43.610457	35.561221	-18.46%	608
2017	40.717201	43.610457	7.11%	775
2016	32.923425	40.717201	23.67%	1,120
2015	35.675579	32.923425	-7.71%	2,932
2014	33.945800	35.675579	5.10%	2,881
2013	24.620722	33.945800	37.87%	3,111
2012	20.816920	24.620722	18.27%	3,327
2011	22.330013	20.816920	-6.78%	3,363
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	43.278051	52.141989	20.48%	63
2019	35.075137	43.278051	23.39%	238
2018	40.887794	35.075137	-14.22%	179
2017	36.686891	40.887794	11.45%	203
2016	30.413340	36.686891	20.63%	273
2015	31.485736	30.413340	-3.41%	510
2014	31.803674	31.485736	-1.00%	1,837
2013	22.984150	31.803674	38.37%	1,823
2012	20.264830	22.984150	13.42%	1,824
2011	21.850232	20.264830	-7.26%	1,839
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.103408	22.416518	11.51%	250
2019	15.984678	20.103408	25.77%	250
2018	17.094021	15.984678	-6.49%	250
2017	13.941327	17.094021	22.61%	349
2016	12.496354	13.941327	11.56%	460
2015	12.864322	12.496354	-2.86%	815
2014	12.289112	12.864322	4.68%	884
2013	8.701337	12.289112	41.23%	939
2012	7.577427	8.701337	14.83%	970
2011	8.730443	7.577427	-13.21%	1,146

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.773636	17.565444	11.36%	0
2019	12.540540	15.773636	25.78%	0
2018	13.444994	12.540540	-6.73%	0
2017	10.973610	13.444994	22.52%	0
2016*	10.000000	10.973610	9.74%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.805507	23.160699	11.32%	0
2019	16.813939	20.805507	23.74%	0
2018	18.176477	16.813939	-7.50%	0
2017	15.603496	18.176477	16.49%	0
2016	14.429596	15.603496	8.14%	0
2015	14.741837	14.429596	-2.12%	0
2014	13.572945	14.741837	8.61%	0
2013	9.960342	13.572945	36.27%	0
2012	9.097256	9.960342	9.49%	0
2011	9.567920	9.097256	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.313185	16.085645	-7.09%	1,459
2019	13.489033	17.313185	28.35%	1,436
2018	14.298589	13.489033	-5.66%	1,429
2017	13.671632	14.298589	4.59%	1,491
2016	12.968478	13.671632	5.42%	1,574
2015	13.953774	12.968478	-7.06%	2,608
2014	11.024868	13.953774	26.57%	3,922
2013	10.895179	11.024868	1.19%	4,014
2012	9.582558	10.895179	13.70%	4,233
2011	9.162198	9.582558	4.59%	5,316
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.250110	32.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.058297	23.213475	15.73%	0
2019	15.611411	20.058297	28.48%	0
2018	16.713738	15.611411	-6.60%	125
2017	14.039385	16.713738	19.05%	303
2016	12.833474	14.039385	9.40%	66
2015	12.946640	12.833474	-0.87%	66
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.136915	10.236356	0.98%	0
2019	9.917375	10.136915	2.21%	0
2018	10.017986	9.917375	-1.00%	0
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.080887	20.013853	17.17%	190
2019	13.919605	17.080887	22.71%	0
2018	15.990104	13.919605	-12.95%	0
2017	14.260108	15.990104	12.13%	109
2016	12.013426	14.260108	18.70%	218
2015	12.861546	12.013426	-6.59%	68
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.610651	35.726048	58.01%	1,141
2019	16.775487	22.610651	34.78%	1,285
2018	18.341414	16.775487	-8.54%	1,169
2017	14.621007	18.341414	25.45%	2,115
2016	13.984134	14.621007	4.55%	2,120
2015	14.266888	13.984134	-1.98%	2,232
2014	13.964947	14.266888	2.16%	3,529
2013	10.234825	13.964947	36.45%	3,512
2012	9.070938	10.234825	12.83%	3,840
2011	9.644813	9.070938	-5.95%	3,936
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.297729	19.615954	37.20%	0
2019	10.990080	14.297729	30.10%	0
2018	11.978291	10.990080	-8.25%	0
2017	9.791984	11.978291	22.33%	0
2016	9.572596	9.791984	2.29%	0
2015*	10.000000	9.572596	-4.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.790330	9.946531	1.60%	0
2019	9.615285	9.790330	1.82%	0
2018	9.693542	9.615285	-0.81%	0
2017	9.783549	9.693542	-0.92%	0
2016	9.842388	9.783549	-0.60%	0
2015	10.004430	9.842388	-1.62%	0
2014	10.126042	10.004430	-1.20%	0
2013	10.248431	10.126042	-1.19%	0
2012	9.977287	10.248431	2.72%	0
2011	10.130421	9.977287	-1.51%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.493991	32.280809	17.41%	0
2019	22.240840	27.493991	23.62%	0
2018	24.026635	22.240840	-7.43%	0
2017	20.658461	24.026635	16.30%	0
2016	19.147704	20.658461	7.89%	0
2015	19.589512	19.147704	-2.26%	0
2014	18.072331	19.589512	8.40%	0
2013	13.374261	18.072331	35.13%	0
2012	12.272521	13.374261	8.98%	0
2011	12.894234	12.272521	-4.82%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.517301	12.204389	5.97%	0
2019	10.495812	11.517301	9.73%	0
2018	11.305064	10.495812	-7.16%	0
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.690141	12.235054	4.66%	0
2019	10.383045	11.690141	12.59%	0
2018	11.110548	10.383045	-6.55%	0
2017	10.305725	11.110548	7.81%	0
2016	9.269333	10.305725	11.18%	0
2015	9.667911	9.269333	-4.12%	0
2014*	10.000000	9.667911	-3.32%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.461093	12.454804	8.67%	0
2019	10.916043	11.461093	4.99%	0
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	1,008
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.004618	11.118804	1.04%	0
2019	10.783224	11.004618	2.05%	0
2018	10.955988	10.783224	-1.58%	0
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	289
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.424438	14.727292	9.71%	0
2019	12.607086	13.424438	6.48%	0
2018	13.130030	12.607086	-3.98%	0
2017	12.897727	13.130030	1.80%	0
2016	12.485867	12.897727	3.30%	0
2015	13.068179	12.485867	-4.46%	0
2014	12.908671	13.068179	1.24%	0
2013	14.479957	12.908671	-10.85%	0
2012	13.559044	14.479957	6.79%	0
2011	12.364154	13.559044	9.66%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.171867	10.202569	0.30%	0
2019	10.086363	10.171867	0.85%	0
2018	10.127724	10.086363	-0.41%	0
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.534149	16.572325	6.68%	0
2019	14.599138	15.534149	6.40%	0
2018	14.948312	14.599138	-2.34%	0
2017	14.507567	14.948312	3.04%	0
2016	14.386381	14.507567	0.84%	0
2015	14.586548	14.386381	-1.37%	0
2014	14.245507	14.586548	2.39%	0
2013	14.795971	14.245507	-3.72%	0
2012	13.748052	14.795971	7.62%	0
2011	13.512274	13.748052	1.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.177377	11.912573	6.58%	0
2019	10.515040	11.177377	6.30%	0
2018	10.777277	10.515040	-2.43%	0
2017	10.469937	10.777277	2.94%	0
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	1,153
2011*	10.000000	9.970403	-0.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.892416	13.090882	10.08%	0
2019	9.676458	11.892416	22.90%	0
2018	12.183671	9.676458	-20.58%	0
2017	9.801115	12.183671	24.31%	0
2016*	10.000000	9.801115	-1.99%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.458356	34.58%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.859014	28.59%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.882084	16.875900	21.57%	0
2019	11.824696	13.882084	17.40%	0
2018	13.240365	11.824696	-10.69%	0
2017	12.817778	13.240365	3.30%	0
2016	10.902860	12.817778	17.56%	0
2015	12.682822	10.902860	-14.03%	0
2014	13.394657	12.682822	-5.31%	0
2013	11.274071	13.394657	18.81%	0
2012	10.669798	11.274071	5.66%	0
2011	12.360902	10.669798	-13.68%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.272859	53.662262	26.94%	0
2019	33.466303	42.272859	26.31%	66
2018	33.793616	33.466303	-0.97%	69
2017	27.030101	33.793616	25.02%	99
2016	30.827671	27.030101	-12.32%	93
2015	27.912004	30.827671	10.45%	88
2014	21.660182	27.912004	28.86%	701
2013	14.654528	21.660182	47.81%	417
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	39.313187	45.264634	15.14%	36
2019	30.654623	39.313187	28.25%	35
2018	40.803318	30.654623	-24.87%	30
2017	27.509253	40.803318	48.33%	406
2016	27.983376	27.509253	-1.69%	157
2015	33.132693	27.983376	-15.54%	146
2014	33.880726	33.132693	-2.21%	78
2013	30.799519	33.880726	10.00%	74
2012	24.162755	30.799519	27.47%	165
2011	33.133041	24.162755	-27.07%	52
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.606623	6.542297	16.69%	0
2019	5.118416	5.606623	9.54%	0
2018	7.282798	5.118416	-29.72%	0
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	356
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	21.223898	24.825189	16.97%	0
2019	19.319851	21.223898	9.86%	0
2018	27.433881	19.319851	-29.58%	0
2017	28.417855	27.433881	-3.46%	0
2016	20.135828	28.417855	41.13%	0
2015	30.810932	20.135828	-34.65%	0
2014	38.785938	30.810932	-20.56%	0
2013	35.732822	38.785938	8.54%	0
2012	35.197643	35.732822	1.52%	11
2011	42.899206	35.197643	-17.95%	11
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.757934	10.400545	-3.32%	0
2019*	10.000000	10.757934	7.58%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.838063	53.980547	54.95%	0
2019	28.420159	34.838063	22.58%	76
2018	28.570168	28.420159	-0.53%	224
2017	23.115094	28.570168	23.60%	206
2016	21.845314	23.115094	5.81%	0
2015	22.906072	21.845314	-4.63%	0
2014	23.772401	22.906072	-3.64%	0
2013	16.113805	23.772401	47.53%	564
2012	15.212509	16.113805	5.92%	0
2011	16.237206	15.212509	-6.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.894632	13.271261	2.92%	0
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	0
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.606436	31.968862	1.15%	0
2019	26.856982	31.606436	17.68%	0
2018	32.307885	26.856982	-16.87%	0
2017	29.167081	32.307885	10.77%	164
2016	23.811725	29.167081	22.49%	176
2015	25.725425	23.811725	-7.44%	221
2014	24.058080	25.725425	6.93%	251
2013	17.808888	24.058080	35.09%	292
2012	15.316504	17.808888	16.27%	394
2011	17.077086	15.316504	-10.31%	5,858
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.061440	14.044720	7.53%	3,245
2019	12.219757	13.061440	6.89%	3,245
2018	12.812517	12.219757	-4.63%	3,245
2017	12.591045	12.812517	1.76%	3,245
2016	12.288568	12.591045	2.46%	3,245
2015	12.837053	12.288568	-4.27%	3,245
2014	12.661225	12.837053	1.39%	3,245
2013	14.095090	12.661225	-10.17%	3,245
2012	13.373645	14.095090	5.39%	3,245
2011	12.192913	13.373645	9.68%	3,245
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	21.027569	23.075733	9.74%	4,315
2019	17.284351	21.027569	21.66%	4,476
2018	18.910738	17.284351	-8.60%	4,520
2017	15.990250	18.910738	18.26%	5,266
2016	14.355163	15.990250	11.39%	5,607
2015	15.496783	14.355163	-7.37%	6,020
2014	14.034102	15.496783	10.42%	21,081
2013	10.527407	14.034102	33.31%	1,701
2012	9.347985	10.527407	12.62%	17,361
2011	9.236366	9.347985	1.21%	2,796

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	16.565942	20.467467	23.55%	0
2019	13.142847	16.565942	26.05%	0
2018	15.796497	13.142847	-16.80%	0
2017	12.265570	15.796497	28.79%	0
2016	13.223213	12.265570	-7.24%	0
2015	13.371089	13.223213	-1.11%	0
2014	14.417085	13.371089	-7.26%	0
2013	11.999519	14.417085	20.15%	0
2012	10.090798	11.999519	18.92%	0
2011	11.688294	10.090798	-13.67%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	26.369723	26.195119	-0.66%	0
2019	20.802645	26.369723	26.76%	0
2018	24.318581	20.802645	-14.46%	0
2017	22.181603	24.318581	9.63%	0
2016	18.394396	22.181603	20.59%	0
2015	19.013554	18.394396	-3.26%	0
2014	16.639213	19.013554	14.27%	0
2013	13.028959	16.639213	27.71%	4,012
2012	11.411788	13.028959	14.17%	20
2011	11.707662	11.411788	-2.53%	7,457
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	30.573855	30.301360	-0.89%	0
2019	24.520959	30.573855	24.68%	0
2018	27.502525	24.520959	-10.84%	0
2017	25.765534	27.502525	6.74%	0
2016	21.787635	25.765534	18.26%	0
2015	23.095435	21.787635	-5.66%	0
2014	20.808886	23.095435	10.99%	0
2013	16.094622	20.808886	29.29%	0
2012	14.312536	16.094622	12.45%	0
2011	14.435313	14.312536	-0.85%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.235142	26.325963	30.10%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.487279	12.065381	5.03%	0
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.377379	11.055553	6.54%	0
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.407902	14.646232	1.65%	0
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.213255	20.393618	18.48%	0
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	629
2016	14.439042	14.711924	1.89%	689
2015	14.859989	14.439042	-2.83%	752
2014	14.853093	14.859989	0.05%	840
2013	13.226327	14.853093	12.30%	915
2012	12.254789	13.226327	7.93%	1,002
2011	12.956952	12.254789	-5.42%	3,420
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	3,027
2019	10.967071	12.901420	17.64%	2,744
2018	13.254024	10.967071	-17.25%	2,609
2017	11.737699	13.254024	12.92%	2,731
2016	10.380307	11.737699	13.08%	2,964
2015	10.848962	10.380307	-4.32%	3,063
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	32.452869	35.240813	8.59%	1,825
2019	27.054871	32.452869	19.95%	2,043
2018	30.286187	27.054871	-10.67%	1,874
2017	27.450596	30.286187	10.33%	1,970
2016	22.243780	27.450596	23.41%	2,036
2015	23.203622	22.243780	-4.14%	2,013
2014	22.489210	23.203622	3.18%	2,038
2013	16.283173	22.489210	38.11%	5,035
2012	14.334303	16.283173	13.60%	7,190
2011	14.522217	14.334303	-1.29%	2,182

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	22.947548	26.579048	15.83%	6,478
2019	17.822314	22.947548	28.76%	6,822
2018	19.042887	17.822314	-6.41%	7,167
2017	15.962459	19.042887	19.30%	8,729
2016	14.558144	15.962459	9.65%	9,308
2015	14.670134	14.558144	-0.76%	12,527
2014	13.177607	14.670134	11.33%	8,587
2013	10.168970	13.177607	29.59%	14,542
2012	8.952189	10.168970	13.59%	10,513
2011	8.952472	8.952189	0.00%	11,073
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	17.894799	21.804477	21.85%	29
2019	13.569665	17.894799	31.87%	29
2018	14.463596	13.569665	-6.18%	29
2017	12.776304	14.463596	13.21%	29
2016	11.793089	12.776304	8.34%	29
2015	12.411916	11.793089	-4.99%	29
2014	11.146357	12.411916	11.35%	29
2013	8.453173	11.146357	31.86%	29
2012	7.691798	8.453173	9.90%	29
2011	7.766478	7.691798	-0.96%	29
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	23.222140	28.192042	21.40%	249
2019	17.384465	23.222140	33.58%	258
2018	19.017154	17.384465	-8.59%	275
2017	15.215620	19.017154	24.98%	281
2016	14.366110	15.215620	5.91%	281
2015	15.007364	14.366110	-4.27%	282
2014	14.145611	15.007364	6.09%	281
2013	11.900685	14.145611	18.86%	7,323
2012	10.980229	11.900685	8.38%	16,784
2011	10.261897	10.980229	7.00%	600
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	20.033246	23.574163	17.68%	0
2019	16.760621	20.033246	19.53%	0
2018	21.104729	16.760621	-20.58%	0
2017	17.245161	21.104729	22.38%	0
2016	15.007335	17.245161	14.91%	0
2015	15.646483	15.007335	-4.08%	0
2014	15.691280	15.646483	-0.29%	0
2013	10.762002	15.691280	45.80%	0
2012	9.095049	10.762002	18.33%	0
2011	10.755418	9.095049	-15.44%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	0
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.730056	16.063083	-3.99%	0
2019	13.345931	16.730056	25.36%	0
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	5,302
2013*	10.000000	12.189031	21.89%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.737178	10.749227	0.11%	0
2019	10.216363	10.737178	5.10%	0
2018	10.418941	10.216363	-1.94%	0
2017	10.261531	10.418941	1.53%	0
2016	9.595982	10.261531	6.94%	0
2015	9.874827	9.595982	-2.82%	0
2014*	10.000000	9.874827	-1.25%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.631219	18.710118	6.12%	6,262
2019	16.413496	17.631219	7.42%	6,450
2018	16.824340	16.413496	-2.44%	4,435
2017	16.475692	16.824340	2.12%	4,541
2016	16.167117	16.475692	1.91%	4,342
2015	16.512067	16.167117	-2.09%	4,868
2014	16.208473	16.512067	1.87%	7,042
2013	16.344825	16.208473	-0.83%	6,355
2012	15.178046	16.344825	7.69%	7,821
2011	15.119760	15.178046	0.39%	9,083
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	0
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.270251	17.948331	10.31%	0
2019	14.290523	16.270251	13.85%	0
2018	15.184654	14.290523	-5.89%	0
2017	13.691353	15.184654	10.91%	0
2016	13.249456	13.691353	3.34%	0
2015	13.541439	13.249456	-2.16%	0
2014	13.221607	13.541439	2.42%	0
2013	11.879759	13.221607	11.30%	0
2012	10.837763	11.879759	9.61%	0
2011	11.073066	10.837763	-2.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.970031	19.140537	12.79%	0
2019	14.407136	16.970031	17.79%	0
2018	15.613497	14.407136	-7.73%	0
2017	13.657403	15.613497	14.32%	0
2016	13.121255	13.657403	4.09%	0
2015	13.417766	13.121255	-2.21%	2,850
2014	13.061459	13.417766	2.73%	2,850
2013	11.476534	13.061459	13.81%	2,850
2012	10.330906	11.476534	11.09%	2,850
2011	10.644945	10.330906	-2.95%	2,850
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.210789	20.869109	14.60%	0
2019	14.917885	18.210789	22.07%	0
2018	16.501796	14.917885	-9.60%	0
2017	13.915072	16.501796	18.59%	0
2016	13.308856	13.915072	4.55%	0
2015	13.605432	13.308856	-2.18%	0
2014	13.219249	13.605432	2.92%	0
2013	11.085319	13.219249	19.25%	0
2012	9.780500	11.085319	13.34%	0
2011	10.240581	9.780500	-4.49%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	0
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	32.031237	41.005992	28.02%	0
2019	24.826989	32.031237	29.02%	0
2018	27.052655	24.826989	-8.23%	0
2017	22.634952	27.052655	19.52%	0
2016	21.369652	22.634952	5.92%	0
2015	21.651680	21.369652	-1.30%	0
2014	19.728522	21.651680	9.75%	0
2013	15.326645	19.728522	28.72%	0
2012	13.426535	15.326645	14.15%	0
2011	14.049585	13.426535	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	34.066817	43.546171	27.83%	0
2019	26.439795	34.066817	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.819026	5.150740	-34.13%	47
2019	7.253759	7.819026	7.79%	47
2018	9.824696	7.253759	-26.17%	47
2017	10.295082	9.824696	-4.57%	614
2016	7.856268	10.295082	31.04%	906
2015	10.100423	7.856268	-22.22%	1,054
2014	11.797012	10.100423	-14.38%	919
2013	9.681615	11.797012	21.85%	898
2012	9.418631	9.681615	2.79%	1,034
2011	10.122138	9.418631	-6.95%	9,501
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.396345	22.375104	4.57%	7,821
2019	17.121233	21.396345	24.97%	8,137
2018	19.045758	17.121233	-10.10%	9,152
2017	17.201137	19.045758	10.72%	9,375
2016	14.863433	17.201137	15.73%	9,846
2015	15.789188	14.863433	-5.86%	9,704
2014	14.806522	15.789188	6.64%	10,449
2013	11.784411	14.806522	25.64%	13,041
2012	10.245970	11.784411	15.02%	23,937
2011	10.349822	10.245970	-1.00%	19,349
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	0
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	25.216696	41.703879	65.38%	0
2019	18.260301	25.216696	38.10%	0
2018	16.561742	18.260301	10.26%	0
2017	12.554145	16.561742	31.92%	0
2016	12.758610	12.554145	-1.60%	0
2015	12.323584	12.758610	3.53%	0
2014	11.200277	12.323584	10.03%	0
2013	8.282365	11.200277	35.23%	0
2012	7.063957	8.282365	17.25%	0
2011	7.043246	7.063957	0.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	24.097859	34.000215	41.09%	4,126
2019	18.297165	24.097859	31.70%	4,606
2018	18.695537	18.297165	-2.13%	5,631
2017	14.108405	18.695537	32.51%	6,093
2016	14.271751	14.108405	-1.14%	6,077
2015	13.582804	14.271751	5.07%	6,041
2014	12.446301	13.582804	9.13%	16,553
2013	9.310151	12.446301	33.69%	8,861
2012	8.281449	9.310151	12.42%	9,123
2011	8.425317	8.281449	-1.71%	19,953
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.536369	15.652878	0.75%	926
2019	13.774061	15.536369	12.79%	948
2018	14.559348	13.774061	-5.39%	962
2017	13.853418	14.559348	5.10%	1,145
2016	12.340197	13.853418	12.26%	1,180
2015	13.063459	12.340197	-5.54%	1,216
2014	13.168178	13.063459	-0.80%	876
2013	12.672034	13.168178	3.92%	912
2012	11.306392	12.672034	12.08%	940
2011	11.083838	11.306392	2.01%	1,165
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.458631	15.504603	7.23%	4,056
2019	13.443140	14.458631	7.55%	4,120
2018	13.785074	13.443140	-2.48%	4,634
2017	13.483503	13.785074	2.24%	4,512
2016	13.129314	13.483503	2.70%	4,545
2015	13.471882	13.129314	-2.54%	4,562
2014	12.978996	13.471882	3.80%	554
2013	13.478330	12.978996	-3.70%	547
2012	12.983968	13.478330	3.81%	497
2011	12.338579	12.983968	5.23%	481

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.146580	23.340911	15.86%	849
2019	16.640928	20.146580	21.07%	708
2018	19.864596	16.640928	-16.23%	754
2017	16.766544	19.864596	18.48%	680
2016	15.236180	16.766544	10.04%	1,013
2015	15.759762	15.236180	-3.32%	1,019
2014	15.119952	15.759762	4.23%	973
2013	11.321841	15.119952	33.55%	985
2012	10.052896	11.321841	12.62%	1,056
2011	11.471455	10.052896	-12.37%	8,911
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.185722	18.347755	13.36%	2,256
2019	12.916317	16.185722	25.31%	2,249
2018	15.462884	12.916317	-16.47%	2,259
2017	12.108356	15.462884	27.70%	2,237
2016	13.001866	12.108356	-6.87%	2,272
2015	12.800182	13.001866	1.58%	2,238
2014	14.200383	12.800182	-9.86%	0
2013	11.096977	14.200383	27.97%	0
2012	9.379842	11.096977	18.31%	0
2011	11.545522	9.379842	-18.76%	37
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.258365	10.299617	-8.52%	0
2019	9.329509	11.258365	20.67%	0
2018	10.162387	9.329509	-8.20%	0
2017*	10.000000	10.162387	1.62%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	26.894681	28.556035	6.18%	242
2019	20.404505	26.894681	31.81%	242
2018	25.150236	20.404505	-18.87%	242
2017	21.493755	25.150236	17.01%	242
2016	20.001867	21.493755	7.46%	242
2015	21.021082	20.001867	-4.85%	242
2014	20.073901	21.021082	4.72%	3,359
2013	15.678678	20.073901	28.03%	3,624
2012	12.568597	15.678678	24.74%	254
2011	14.048115	12.568597	-10.53%	759

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.303784	15.687842	9.68%	0
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	383
2016	11.229923	12.475601	11.09%	417
2015	12.199628	11.229923	-7.95%	1,137
2014	12.085384	12.199628	0.95%	1,173
2013	9.948307	12.085384	21.48%	1,226
2012	8.788696	9.948307	13.19%	1,330
2011	9.094250	8.788696	-3.36%	732
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.197363	16.996287	-1.17%	0
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	323
2016	13.342350	14.932768	11.92%	348
2015	14.625625	13.342350	-8.77%	3,118
2014	14.243831	14.625625	2.68%	3,141
2013	12.736606	14.243831	11.83%	3,194
2012	11.519704	12.736606	10.56%	3,256
2011	11.463051	11.519704	0.49%	10,538
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.706168	20.345207	3.24%	194
2019	15.890680	19.706168	24.01%	194
2018	18.585141	15.890680	-14.50%	194
2017	17.111725	18.585141	8.61%	194
2016	13.390873	17.111725	27.79%	448
2015	14.731542	13.390873	-9.10%	485
2014	14.924048	14.731542	-1.29%	480
2013	11.160735	14.924048	33.72%	471
2012	9.605346	11.160735	16.19%	513
2011	10.168416	9.605346	-5.54%	525
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.996096	13.797411	15.02%	0
2019	9.646800	11.996096	24.35%	0
2018	11.673626	9.646800	-17.36%	0
2017	8.470166	11.673626	37.82%	0
2016	7.347752	8.470166	15.28%	843
2015	9.311771	7.347752	-21.09%	875
2014*	10.000000	9.311771	-6.88%	714

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.403782	15.952822	-2.75%	0
2019	14.811546	16.403782	10.75%	0
2018	17.812170	14.811546	-16.85%	0
2017	15.507485	17.812170	14.86%	0
2016	14.698104	15.507485	5.51%	0
2015	15.983535	14.698104	-8.04%	0
2014	18.274425	15.983535	-12.54%	0
2013	15.103565	18.274425	20.99%	0
2012	12.975847	15.103565	16.40%	0
2011	14.761944	12.975847	-12.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.742992	8.481851	-2.99%	0
2019	7.915979	8.742992	10.45%	0
2018	9.539117	7.915979	-17.02%	0
2017	8.328153	9.539117	14.54%	552
2016	7.916666	8.328153	5.20%	626
2015	8.626000	7.916666	-8.22%	668
2014*	10.000000	8.626000	-13.74%	700
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.472269	8.806007	-7.03%	0
2019	9.460387	9.472269	0.13%	0
2018	9.456462	9.460387	0.04%	0
2017	9.452189	9.456462	0.05%	2,650
2016	9.354953	9.452189	1.04%	3,141
2015	9.960078	9.354953	-6.08%	3,223
2014*	10.000000	9.960078	-0.40%	3,457
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.557069	12.831742	2.19%	0
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.675156	10.197752	5.40%	0
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.587533	15.269730	4.68%	0
2019	12.242443	14.587533	19.16%	0
2018	13.584257	12.242443	-9.88%	0
2017	12.028341	13.584257	12.94%	0
2016	11.102418	12.028341	8.34%	0
2015	11.387563	11.102418	-2.50%	0
2014	11.049275	11.387563	3.06%	0
2013	9.437438	11.049275	17.08%	0
2012	8.248853	9.437438	14.41%	0
2011	9.981848	8.248853	-17.36%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.164597	27.442507	29.66%	0
2019	16.249436	21.164597	30.25%	0
2018	17.823414	16.249436	-8.83%	0
2017	14.565191	17.823414	22.37%	0
2016	13.657187	14.565191	6.65%	0
2015	13.925692	13.657187	-1.93%	0
2014	12.550398	13.925692	10.96%	0
2013	9.796823	12.550398	28.11%	0
2012	8.620606	9.796823	13.64%	0
2011	9.179956	8.620606	-6.09%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.992270	19.882248	10.50%	0
2019	15.262202	17.992270	17.89%	0
2018	16.496415	15.262202	-7.48%	0
2017	14.692550	16.496415	12.28%	0
2016	13.858005	14.692550	6.02%	0
2015	14.104100	13.858005	-1.74%	0
2014	13.466278	14.104100	4.74%	0
2013	12.000356	13.466278	12.22%	0
2012	10.793007	12.000356	11.19%	0
2011	10.924569	10.793007	-1.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.572920	20.571071	-0.01%	0
2019	16.939375	20.572920	21.45%	0
2018	19.312494	16.939375	-12.29%	0
2017	17.142592	19.312494	12.66%	0
2016	14.231993	17.142592	20.45%	0
2015	15.215505	14.231993	-6.46%	0
2014	14.405841	15.215505	5.62%	0
2013	11.017920	14.405841	30.75%	0
2012	9.719238	11.017920	13.36%	0
2011	10.352027	9.719238	-6.11%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.143111	19.661019	2.71%	0
2019	17.459389	19.143111	9.64%	0
2018	18.555127	17.459389	-5.91%	0
2017	17.794625	18.555127	4.27%	0
2016	15.426555	17.794625	15.35%	0
2015	16.364157	15.426555	-5.73%	0
2014	16.263781	16.364157	0.62%	0
2013	15.431109	16.263781	5.40%	0
2012	13.687634	15.431109	12.74%	0
2011	13.950161	13.687634	-1.88%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.952655	21.337392	-2.80%	0
2019	18.246683	21.952655	20.31%	0
2018	21.288904	18.246683	-14.29%	0
2017	20.915534	21.288904	1.79%	0
2016	16.830613	20.915534	24.27%	0
2015	18.363232	16.830613	-8.35%	0
2014	18.971475	18.363232	-3.21%	0
2013	14.129913	18.971475	34.26%	0
2012	12.046776	14.129913	17.29%	0
2011	12.866331	12.046776	-6.37%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	22.432629	22.964660	2.37%	0
2019	18.038892	22.432629	24.36%	0
2018	21.121379	18.038892	-14.59%	0
2017	18.924075	21.121379	11.61%	0
2016	15.210298	18.924075	24.42%	0
2015	16.626635	15.210298	-8.52%	0
2014	16.786777	16.626635	-0.95%	0
2013	12.828215	16.786777	30.86%	0
2012	11.160067	12.828215	14.95%	0
2011	12.291216	11.160067	-9.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.617497	26.676148	29.39%	0
2019	16.713831	20.617497	23.36%	0
2018	18.987408	16.713831	-11.97%	0
2017	15.806578	18.987408	20.12%	0
2016	14.193854	15.806578	11.36%	0
2015	14.651056	14.193854	-3.12%	0
2014	13.719707	14.651056	6.79%	0
2013	9.889906	13.719707	38.72%	0
2012	9.032995	9.889906	9.49%	0
2011	9.386826	9.032995	-3.77%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	23.431506	31.708461	35.32%	0
2019	17.826148	23.431506	31.44%	0
2018	18.849151	17.826148	-5.43%	0
2017	14.759626	18.849151	27.71%	0
2016	13.830839	14.759626	6.72%	0
2015	13.358114	13.830839	3.54%	0
2014	11.810311	13.358114	13.11%	0
2013	9.380581	11.810311	25.90%	0
2012	8.632820	9.380581	8.66%	0
2011	9.192466	8.632820	-6.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.138370	32.329520	39.72%	0
2019	17.238294	23.138370	34.23%	0
2018	18.225676	17.238294	-5.42%	0
2017	14.581316	18.225676	24.99%	0
2016	14.525967	14.581316	0.38%	0
2015	14.094108	14.525967	3.06%	0
2014	13.242172	14.094108	6.43%	0
2013	9.627465	13.242172	37.55%	0
2012*	10.000000	9.627465	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.549349	37.002297	39.37%	0
2019	19.827289	26.549349	33.90%	0
2018	21.020991	19.827289	-5.68%	0
2017	16.859329	21.020991	24.68%	0
2016	16.836647	16.859329	0.13%	0
2015	16.376133	16.836647	2.81%	0
2014	15.424805	16.376133	6.17%	0
2013	11.241710	15.424805	37.21%	0
2012	10.100863	11.241710	11.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	24.354938	32.650855	34.06%	0
2019	18.219268	24.354938	33.68%	0
2018	19.692924	18.219268	-7.48%	0
2017	15.818321	19.692924	24.49%	0
2016	16.478583	15.818321	-4.01%	0
2015	16.214625	16.478583	1.63%	0
2014	14.314537	16.214625	13.27%	0
2013	11.241160	14.314537	27.34%	0
2012	10.036472	11.241160	12.00%	0
2011	10.344133	10.036472	-2.97%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	23.177555	25.899601	11.74%	0
2019	18.310765	23.177555	26.58%	0
2018	20.592742	18.310765	-11.08%	0
2017	18.537421	20.592742	11.09%	0
2016	17.127851	18.537421	8.23%	0
2015	18.519320	17.127851	-7.51%	0
2014	17.447116	18.519320	6.15%	0
2013	13.753151	17.447116	26.86%	0
2012	12.304811	13.753151	11.77%	0
2011	12.544193	12.304811	-1.91%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	24.142496	33.337646	38.09%	332
2019	17.649924	24.142496	36.79%	332
2018	19.149395	17.649924	-7.83%	332
2017	15.147836	19.149395	26.42%	332
2016	15.080545	15.147836	0.45%	474
2015	14.412673	15.080545	4.63%	474
2014	13.881431	14.412673	3.83%	474
2013	10.400416	13.881431	33.47%	962
2012	9.100185	10.400416	14.29%	962
2011	9.170866	9.100185	-0.77%	1,032
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.607752	46.08%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.367934	17.663985	7.92%	0
2019	13.854798	16.367934	18.14%	0
2018	15.600198	13.854798	-11.19%	0
2017	14.314306	15.600198	8.98%	0
2016	12.667401	14.314306	13.00%	0
2015	13.209178	12.667401	-4.10%	0
2014	12.343014	13.209178	7.02%	0
2013	10.045752	12.343014	22.87%	0
2012	9.092102	10.045752	10.49%	0
2011*	10.000000	9.092102	-9.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	25.350244	31.758045	25.28%	3,010
2019	19.598205	25.350244	29.35%	3,169
2018	23.001511	19.598205	-14.80%	3,241
2017	17.146717	23.001511	34.15%	3,402
2016	17.454728	17.146717	-1.76%	3,427
2015	17.108964	17.454728	2.02%	3,450
2014	17.040846	17.108964	0.40%	3,820
2013	13.637817	17.040846	24.95%	380
2012	11.458730	13.637817	19.02%	881
2011	12.729684	11.458730	-9.98%	1,001
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.907510	12.829256	-13.94%	0
2019	12.348362	14.907510	20.72%	0
2018	13.407234	12.348362	-7.90%	0
2017	12.082532	13.407234	10.96%	0
2016	12.063528	12.082532	0.16%	0
2015	12.475602	12.063528	-3.30%	0
2014	11.089379	12.475602	12.50%	0
2013	10.999963	11.089379	0.81%	0
2012	8.747816	10.999963	25.75%	0
2011	9.532879	8.747816	-8.24%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.717092	10.876519	1.49%	0
2019	9.854439	10.717092	8.75%	0
2018	10.503109	9.854439	-6.18%	0
2017	10.068946	10.503109	4.31%	0
2016	9.629128	10.068946	4.57%	0
2015	10.037539	9.629128	-4.07%	0
2014	9.944445	10.037539	0.94%	0
2013	10.145328	9.944445	-1.98%	0
2012*	10.000000	10.145328	1.45%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	26.792222	30.099012	12.34%	0
2019	20.600963	26.792222	30.05%	0
2018	20.803323	20.600963	-0.97%	0
2017	18.298278	20.803323	13.69%	0
2016	21.055498	18.298278	-13.10%	0
2015	20.794665	21.055498	1.25%	0
2014	17.704255	20.794665	17.46%	0
2013	12.834423	17.704255	37.94%	0
2012	10.816377	12.834423	18.66%	0
2011	10.601113	10.816377	2.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	25.237919	28.237781	11.89%	0
2019	19.999234	25.237919	26.19%	0
2018	23.967926	19.999234	-16.56%	0
2017	19.851858	23.967926	20.73%	0
2016	20.316762	19.851858	-2.29%	0
2015	21.196489	20.316762	-4.15%	0
2014	21.524724	21.196489	-1.52%	0
2013	18.426746	21.524724	16.81%	0
2012	16.250702	18.426746	13.39%	0
2011	17.753318	16.250702	-8.46%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	22.332437	24.975358	11.83%	866
2019	17.226757	22.332437	29.64%	898
2018	19.056175	17.226757	-9.60%	997
2017	16.606199	19.056175	14.75%	1,062
2016	15.157439	16.606199	9.56%	1,082
2015	14.945702	15.157439	1.42%	1,167
2014	13.755142	14.945702	8.66%	1,195
2013	10.635118	13.755142	29.34%	1,353
2012	9.271732	10.635118	14.70%	1,360
2011	9.447496	9.271732	-1.86%	1,930
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.992767	17.100179	6.92%	0
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.301197	25.073707	17.71%	1,571
2019	17.160192	21.301197	24.13%	1,569
2018	19.498566	17.160192	-11.99%	1,484
2017	17.401564	19.498566	12.05%	1,618
2016	15.017468	17.401564	15.88%	1,891
2015	16.259765	15.017468	-7.64%	1,963
2014	14.800060	16.259765	9.86%	0
2013	10.692986	14.800060	38.41%	0
2012	9.234044	10.692986	15.80%	0
2011	9.620594	9.234044	-4.02%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.702863	12.715330	18.80%	0
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.565308	33.045521	11.77%	0
2019	24.735566	29.565308	19.53%	0
2018	26.654238	24.735566	-7.20%	0
2017	22.959696	26.654238	16.09%	0
2016	24.007861	22.959696	-4.37%	0
2015	26.688023	24.007861	-10.04%	0
2014	28.702426	26.688023	-7.02%	400
2013	23.369911	28.702426	22.82%	400
2012	19.980000	23.369911	16.97%	411
2011	21.936664	19.980000	-8.92%	4,303
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	27.213685	28.320262	4.07%	0
2019	24.935601	27.213685	9.14%	0
2018	25.957175	24.935601	-3.94%	0
2017	24.789454	25.957175	4.71%	0
2016	21.736828	24.789454	14.04%	0
2015	23.687461	21.736828	-8.23%	0
2014	23.682833	23.687461	0.02%	5,248
2013	21.836451	23.682833	8.46%	4,188
2012	18.753171	21.836451	16.44%	5,139
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.232678	52.989409	46.25%	0
2019	26.761819	36.232678	35.39%	0
2018	27.285070	26.761819	-1.92%	0
2017	21.905902	27.285070	24.56%	0
2016	21.031456	21.905902	4.16%	0
2015	22.742475	21.031456	-7.52%	0
2014	21.480723	22.742475	5.87%	0
2013	16.842999	21.480723	27.54%	0
2012	15.112000	16.842999	11.45%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.311503	11.158287	8.21%	0
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	25.980253	35.453783	36.46%	157
2019	19.341951	25.980253	34.32%	157
2018	19.375583	19.341951	-0.17%	157
2017	15.184770	19.375583	27.60%	596
2016	15.175416	15.184770	0.06%	656
2015	13.812586	15.175416	9.87%	843
2014	12.974302	13.812586	6.46%	1,026
2013	10.099435	12.974302	28.47%	1,259
2012	8.308016	10.099435	21.56%	4,471
2011	9.095713	8.308016	-8.66%	4,923
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.101472	23.821032	47.94%	1,640
2019	11.327796	16.101472	42.14%	2,220
2018	11.438561	11.327796	-0.97%	2,435
2017	8.041596	11.438561	42.24%	4,960
2016	7.195963	8.041596	11.75%	5,650
2015	7.006116	7.195963	2.71%	6,308
2014	6.527954	7.006116	7.32%	2,012
2013	4.912389	6.527954	32.89%	7,132
2012	4.200773	4.912389	16.94%	2,012
2011	4.685473	4.200773	-10.34%	107
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.620029	14.371170	13.88%	1,673
2019	10.147741	12.620029	24.36%	1,567
2018	12.184512	10.147741	-16.72%	2,461
2017	9.490041	12.184512	28.39%	2,849
2016	10.363593	9.490041	-8.43%	2,931
2015	11.578459	10.363593	-10.49%	3,080
2014	13.420933	11.578459	-13.73%	3,008
2013	11.965049	13.420933	12.17%	3,250
2012	10.771388	11.965049	11.08%	3,321
2011	16.219259	10.771388	-33.59%	93
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	31.125984	30.663095	-1.49%	168
2019	25.017592	31.125984	24.42%	168
2018	28.914332	25.017592	-13.48%	168
2017	25.893523	28.914332	11.67%	168
2016	23.000241	25.893523	12.58%	168
2015	24.073026	23.000241	-4.46%	168
2014	21.307727	24.073026	12.98%	3,045
2013	16.408890	21.307727	29.85%	6,505
2012	13.888783	16.408890	18.14%	9,777
2011	13.850731	13.888783	0.27%	168

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.187430	9.871410	-3.10%	0
2019	8.785570	10.187430	15.96%	0
2018	10.991955	8.785570	-20.07%	0
2017	8.760664	10.991955	25.47%	0
2016	7.389700	8.760664	18.55%	0
2015	9.417985	7.389700	-21.54%	0
2014*	10.000000	9.417985	-5.82%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	0
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.962808	47.101648	42.89%	0
2019	23.772039	32.962808	38.66%	0
2018	24.645996	23.772039	-3.55%	0
2017	19.875451	24.645996	24.00%	0
2016	18.611454	19.875451	6.79%	0
2015	19.378099	18.611454	-3.96%	0
2014	21.342995	19.378099	-9.21%	0
2013	15.398144	21.342995	38.61%	1,528
2012	12.977110	15.398144	18.66%	5,074
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.944357	29.323703	1.31%	0
2019	22.771052	28.944357	27.11%	0
2018	25.883508	22.771052	-12.02%	0
2017	22.471434	25.883508	15.18%	0
2016	20.121817	22.471434	11.68%	730
2015	20.694390	20.121817	-2.77%	742
2014	19.132465	20.694390	8.16%	766
2013	14.375720	19.132465	33.09%	786
2012	12.639802	14.375720	13.73%	835
2011	12.937903	12.639802	-2.30%	578
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.817494	12.263156	13.36%	0
2019*	10.000000	10.817494	8.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.134595	24.935218	17.98%	2,731
2019	17.136775	21.134595	23.33%	3,083
2018	19.342636	17.136775	-11.40%	3,246
2017	15.538673	19.342636	24.48%	3,441
2016	15.245104	15.538673	1.93%	3,610
2015	14.609121	15.245104	4.35%	3,948
2014	14.717782	14.609121	-0.74%	15,196
2013	11.748430	14.717782	25.27%	4,481
2012	10.325388	11.748430	13.78%	10,603
2011	10.709979	10.325388	-3.59%	7,922
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.272998	32.73%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.584344	35.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.879939	14.685704	5.81%	8,000
2019	12.753880	13.879939	8.83%	7,990
2018	13.080801	12.753880	-2.50%	8,920
2017	12.543549	13.080801	4.28%	8,732
2016	12.043336	12.543549	4.15%	8,441
2015	12.350762	12.043336	-2.49%	8,559
2014	11.667084	12.350762	5.86%	9,378
2013	11.924807	11.667084	-2.16%	1,482
2012	11.102058	11.924807	7.41%	1,482
2011	10.706097	11.102058	3.70%	1,482
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	35.376867	36.647703	3.59%	7
2019	31.547459	35.376867	12.14%	7
2018	34.544713	31.547459	-8.68%	75
2017	32.079072	34.544713	7.69%	91
2016	29.561829	32.079072	8.52%	94
2015	30.458926	29.561829	-2.95%	112
2014	30.150427	30.458926	1.02%	115
2013	33.664437	30.150427	-10.44%	133
2012	29.077685	33.664437	15.77%	136
2011	27.677743	29.077685	5.06%	136
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.590066	11.212283	-3.26%	677
2019	9.234964	11.590066	25.50%	677
2018	10.216004	9.234964	-9.60%	720
2017	9.247919	10.216004	10.47%	720
2016	8.195129	9.247919	12.85%	720
2015*	10.000000	8.195129	-18.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	17.868562	19.452703	8.87%	0
2019	15.458315	17.868562	15.59%	0
2018	16.847111	15.458315	-8.24%	0
2017	14.782430	16.847111	13.97%	0
2016	14.264789	14.782430	3.63%	0
2015	15.526688	14.264789	-8.13%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.861372	23.370121	12.03%	0
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.852017	32.395636	48.25%	528
2019	16.720962	21.852017	30.69%	622
2018	20.394497	16.720962	-18.01%	654
2017	16.519990	20.394497	23.45%	656
2016	17.195384	16.519990	-3.93%	682
2015	17.606067	17.195384	-2.33%	688
2014	18.120643	17.606067	-2.84%	704
2013	15.212331	18.120643	19.12%	0
2012	13.371317	15.212331	13.77%	0
2011	15.023419	13.371317	-11.00%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.636808	20.486625	9.93%	0
2019	15.720851	18.636808	18.55%	80
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	14,026
2011	9.970101	9.876964	-0.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.651925	12.489192	7.19%	0
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	7
2016	10.991903	11.075063	0.76%	326
2015	11.225029	10.991903	-2.08%	316
2014	10.894232	11.225029	3.04%	318
2013	11.392820	10.894232	-4.38%	306
2012	11.058827	11.392820	3.02%	246
2011	10.656705	11.058827	3.77%	225
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.997756	29.328356	27.53%	165
2019	17.384889	22.997756	32.29%	165
2018	19.557310	17.384889	-11.11%	165
2017	15.213557	19.557310	28.55%	165
2016	15.470543	15.213557	-1.66%	165
2015	14.794166	15.470543	4.57%	165
2014	14.801329	14.794166	-0.05%	178
2013	11.722659	14.801329	26.26%	178
2012	9.783291	11.722659	19.82%	178
2011	10.990536	9.783291	-10.98%	178
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.740935	36.788743	48.70%	0
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	261
2016	14.777877	15.819977	7.05%	1,228
2015	14.147165	14.777877	4.46%	1,274
2014	13.337885	14.147165	6.07%	1,354
2013	10.484616	13.337885	27.21%	1,431
2012	9.099247	10.484616	15.23%	1,537
2011	9.726409	9.099247	-6.45%	1,608
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.801053	21.976423	10.99%	0
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.804513	18.184622	2.13%	879
2019	16.616563	17.804513	7.15%	869
2018	17.338094	16.616563	-4.16%	907
2017	16.612181	17.338094	4.37%	873
2016	15.577461	16.612181	6.64%	1,042
2015	16.343473	15.577461	-4.69%	1,025
2014	16.029013	16.343473	1.96%	4,860
2013	16.516878	16.029013	-2.95%	3,154
2012	14.992391	16.516878	10.17%	5,881
2011	14.471390	14.992391	3.60%	8,756
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	22.088669	23.924873	8.31%	1,462
2019	17.404332	22.088669	26.91%	1,513
2018	17.734810	17.404332	-1.86%	1,583
2017	14.991325	17.734810	18.30%	1,600
2016	13.711465	14.991325	9.33%	1,746
2015	13.840457	13.711465	-0.93%	1,759
2014	12.573871	13.840457	10.07%	1,778
2013	9.771612	12.573871	28.68%	1,912
2012	8.717134	9.771612	12.10%	1,942
2011	8.834382	8.717134	-1.33%	2,067
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	19.653779	19.990218	1.71%	992
2019	15.728506	19.653779	24.96%	992
2018	17.280607	15.728506	-8.98%	995
2017	14.920256	17.280607	15.82%	1,003
2016	12.894276	14.920256	15.71%	1,202
2015	14.020503	12.894276	-8.03%	1,356
2014	13.085104	14.020503	7.15%	1,430
2013	9.828666	13.085104	33.13%	9,178
2012	8.453447	9.828666	16.27%	1,567
2011	8.817508	8.453447	-4.13%	21,290
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.844091	13.316090	12.43%	0
2019	10.498324	11.844091	12.82%	0
2018	11.687380	10.498324	-10.17%	0
2017	10.053714	11.687380	16.25%	0
2016*	10.000000	10.053714	0.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.903001	17.569183	10.48%	0
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.271583	15.363515	7.65%	0
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.369720	16.815228	9.40%	0
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.499253	13.199534	5.60%	0
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.103036	12.478048	3.10%	0
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.591065	13.267638	5.37%	0
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.869004	16.153992	8.64%	0
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.622329	17.213228	10.18%	0
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.770803	14.739968	7.04%	289
2019	12.274845	13.770803	12.19%	289
2018	13.133085	12.274845	-6.53%	289
2017	12.176222	13.133085	7.86%	289
2016	11.703158	12.176222	4.04%	289
2015	12.052135	11.703158	-2.90%	289
2014	11.797690	12.052135	2.16%	289
2013	10.805629	11.797690	9.18%	289
2012	10.004897	10.805629	8.00%	289
2011	10.220701	10.004897	-2.11%	289
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.835716	15.315503	3.23%	0
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.736369	17.36%	212
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.059674	13.716891	5.03%	0
2019	12.213532	13.059674	6.93%	0
2018	12.497405	12.213532	-2.27%	0
2017	12.196066	12.497405	2.47%	0
2016	11.794737	12.196066	3.40%	0
2015	12.104240	11.794737	-2.56%	0
2014	11.738943	12.104240	3.11%	0
2013	12.193302	11.738943	-3.73%	0
2012	11.529708	12.193302	5.76%	0
2011	11.019685	11.529708	4.63%	207
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.515378	14.464567	7.02%	0
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	0
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	23.238818	25.841974	11.20%	393
2019	19.257960	23.238818	20.67%	417
2018	23.761784	19.257960	-18.95%	497
2017	17.107800	23.761784	38.89%	704
2016	16.180702	17.107800	5.73%	857
2015	19.625099	16.180702	-17.55%	880
2014	21.160299	19.625099	-7.26%	884
2013	21.399607	21.160299	-1.12%	0
2012	18.601181	21.399607	15.04%	0
2011	24.414007	18.601181	-23.81%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	21.185195	22.044053	4.05%	2,124
2019	18.811509	21.185195	12.62%	2,124
2018	19.760686	18.811509	-4.80%	2,264
2017	18.857875	19.760686	4.79%	2,270
2016	16.829810	18.857875	12.05%	2,283
2015	17.606123	16.829810	-4.41%	2,350
2014	17.491867	17.606123	0.65%	741
2013	16.644411	17.491867	5.09%	660
2012	14.803919	16.644411	12.43%	1,358
2011	14.527662	14.803919	1.90%	2,100
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.149821	15.774051	4.12%	2,516
2019	14.524618	15.149821	4.30%	2,700
2018	14.807015	14.524618	-1.91%	2,792
2017	14.777316	14.807015	0.20%	2,946
2016	14.944246	14.777316	-1.12%	3,797
2015	15.242506	14.944246	-1.96%	4,611
2014	14.851229	15.242506	2.63%	4,989
2013	15.770768	14.851229	-5.83%	6,986
2012	15.592143	15.770768	1.15%	7,584
2011	14.810669	15.592143	5.28%	9,043
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.422053	9.270262	-1.61%	10,805
2019	9.431623	9.422053	-0.10%	8,324
2018	9.478565	9.431623	-0.50%	8,888
2017	9.616200	9.478565	-1.43%	8,928
2016	9.796208	9.616200	-1.84%	8,916
2015	9.980850	9.796208	-1.85%	3,698
2014	10.168976	9.980850	-1.85%	3,704
2013	10.360648	10.168976	-1.85%	4,384
2012	10.556466	10.360648	-1.85%	8,339
2011	10.754882	10.556466	-1.84%	9,338

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.673669	15.546934	5.95%	2,942
2019	12.550453	14.673669	16.92%	2,878
2018	14.962797	12.550453	-16.12%	2,858
2017	11.960414	14.962797	25.10%	2,840
2016	12.080263	11.960414	-0.99%	4,018
2015	12.696139	12.080263	-4.85%	3,924
2014	12.993734	12.696139	-2.29%	1,479
2013	11.235046	12.993734	15.65%	46
2012	9.901805	11.235046	13.46%	71
2011	11.179837	9.901805	-11.43%	71
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.966868	11.531135	5.15%	0
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	313
2015	9.376825	9.075491	-3.21%	313
2014	10.183736	9.376825	-7.92%	313
2013	8.574084	10.183736	18.77%	313
2012	7.390148	8.574084	16.02%	313
2011	8.639344	7.390148	-14.46%	313
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.752602	26.301137	10.73%	4,158
2019	19.558599	23.752602	21.44%	4,158
2018	21.865557	19.558599	-10.55%	4,444
2017	18.809881	21.865557	16.25%	8,321
2016	17.505989	18.809881	7.45%	8,321
2015	18.015799	17.505989	-2.83%	8,321
2014	17.483752	18.015799	3.04%	8,321
2013	13.998845	17.483752	24.89%	8,522
2012	12.306217	13.998845	13.75%	8,522
2011	13.050802	12.306217	-5.71%	8,522
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.745906	19.055979	7.38%	0
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.618098	23.683514	9.55%	815
2019	18.363716	21.618098	17.72%	815
2018	20.006375	18.363716	-8.21%	815
2017	17.753329	20.006375	12.69%	815
2016	16.787761	17.753329	5.75%	815
2015	17.195659	16.787761	-2.37%	815
2014	16.651882	17.195659	3.27%	815
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.273888	14.950621	4.74%	0
2019	13.277203	14.273888	7.51%	0
2018	13.777313	13.277203	-3.63%	0
2017	13.281520	13.777313	3.73%	0
2016	12.977826	13.281520	2.34%	143
2015	13.187532	12.977826	-1.59%	135
2014	12.932959	13.187532	1.97%	135
2013	12.569404	12.932959	2.89%	129
2012	12.176685	12.569404	3.23%	938
2011	12.052405	12.176685	1.03%	928
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.099987	12.417729	2.63%	0
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.669957	13.222494	4.36%	0
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.683280	21.317661	8.30%	11,204
2019	17.031928	19.683280	15.57%	11,304
2018	18.399901	17.031928	-7.43%	11,414
2017	16.599860	18.399901	10.84%	11,861
2016	15.784385	16.599860	5.17%	11,854
2015	16.135911	15.784385	-2.18%	12,725
2014	15.630225	16.135911	3.24%	12,898
2013	13.654392	15.630225	14.47%	14,698
2012	12.554929	13.654392	8.76%	16,141
2011	12.796237	12.554929	-1.89%	18,665
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.344748	24.635258	10.25%	3,448
2019	18.686870	22.344748	19.57%	3,621
2018	20.635576	18.686870	-9.44%	7,793
2017	18.018166	20.635576	14.53%	7,869
2016	16.921615	18.018166	6.48%	12,295
2015	17.367346	16.921615	-2.57%	12,295
2014	16.858995	17.367346	3.02%	12,295
2013	14.035792	16.858995	20.11%	12,905
2012	12.571133	14.035792	11.65%	12,905
2011	13.085892	12.571133	-3.93%	13,637
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.128904	18.249910	6.54%	5,243
2019	15.378263	17.128904	11.38%	5,274
2018	16.277203	15.378263	-5.52%	5,274
2017	15.184446	16.277203	7.20%	5,274
2016	14.635220	15.184446	3.75%	5,399
2015	14.915639	14.635220	-1.88%	5,393
2014	14.509121	14.915639	2.80%	5,393
2013	13.378504	14.509121	8.45%	5,390
2012	12.616886	13.378504	6.04%	5,326
2011	12.594391	12.616886	0.18%	6,184
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	0
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.458762	28.676777	27.69%	281
2019	17.530120	22.458762	28.12%	294
2018	18.429530	17.530120	-4.88%	308
2017	14.420248	18.429530	27.80%	381
2016	14.376460	14.420248	0.30%	395
2015	14.161094	14.376460	1.52%	441
2014	13.064607	14.161094	8.39%	453
2013	9.878767	13.064607	32.25%	461
2012	8.650602	9.878767	14.20%	551
2011	9.077124	8.650602	-4.70%	576
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.760925	13.413101	5.11%	0
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.683722	15.418224	5.00%	0
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.854361	44.175425	16.70%	4,177
2019	28.025622	37.854361	35.07%	4,350
2018	28.925063	28.025622	-3.11%	4,947
2017	23.146552	28.925063	24.96%	5,705
2016	22.755064	23.146552	1.72%	6,563
2015	22.060434	22.755064	3.15%	6,811
2014	20.658344	22.060434	6.79%	7,023
2013	15.396513	20.658344	34.18%	8,467
2012	13.217593	15.396513	16.48%	10,644
2011	13.773876	13.217593	-4.04%	11,516

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.002876	28.891167	-0.39%	3,299
2019	23.275787	29.002876	24.61%	4,988
2018	26.162937	23.275787	-11.04%	6,234
2017	24.526809	26.162937	6.67%	6,350
2016	20.747316	24.526809	18.22%	6,350
2015	22.082572	20.747316	-6.05%	6,613
2014	19.889536	22.082572	11.03%	5,213
2013	15.363466	19.889536	29.46%	7,763
2012	13.651975	15.363466	12.54%	6,153
2011	13.819402	13.651975	-1.21%	7,068
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.788392	17.88%	4,861
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	43.237395	48.003188	11.02%	1,250
2019	35.059134	43.237395	23.33%	1,204
2018	40.313221	35.059134	-13.03%	1,223
2017	35.473374	40.313221	13.64%	1,395
2016	30.044259	35.473374	18.07%	1,381
2015	31.406493	30.044259	-4.34%	1,781
2014	29.243613	31.406493	7.40%	1,940
2013	22.393819	29.243613	30.59%	2,197
2012	19.423073	22.393819	15.29%	2,372
2011	20.305090	19.423073	-4.34%	7,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.401615	20.765192	-2.97%	4,628
2019	17.606500	21.401615	21.56%	4,319
2018	20.657971	17.606500	-14.77%	4,368
2017	18.487687	20.657971	11.74%	4,522
2016	16.017130	18.487687	15.42%	4,626
2015	16.803960	16.017130	-4.68%	4,693
2014	14.630542	16.803960	14.86%	3,100
2013	10.986464	14.630542	33.17%	3,210
2012	9.621339	10.986464	14.19%	4,257
2011	10.035290	9.621339	-4.12%	4,245

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	31.610433	43.711898	38.28%	319
2019	23.731173	31.610433	33.20%	348
2018	26.266757	23.731173	-9.65%	388
2017	21.421035	26.266757	22.62%	382
2016	20.150218	21.421035	6.31%	472
2015	20.375993	20.150218	-1.11%	465
2014	20.192366	20.375993	0.91%	488
2013	14.257872	20.192366	41.62%	490
2012	12.806356	14.257872	11.33%	516
2011	13.132397	12.806356	-2.48%	590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	41.121343	42.440147	3.21%	1,200
2019	35.206835	41.121343	16.80%	1,217
2018	43.197992	35.206835	-18.50%	1,256
2017	40.352587	43.197992	7.05%	1,322
2016	32.645168	40.352587	23.61%	1,399
2015	35.392084	32.645168	-7.76%	1,408
2014	33.693212	35.392084	5.04%	1,439
2013	24.449958	33.693212	37.80%	3,633
2012	20.683084	24.449958	18.21%	1,673
2011	22.197735	20.683084	-6.82%	1,861
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	42.824960	51.569861	20.42%	368
2019	34.725607	42.824960	23.32%	328
2018	40.501109	34.725607	-14.26%	333
2017	36.358390	40.501109	11.39%	442
2016	30.156313	36.358390	20.57%	624
2015	31.235554	30.156313	-3.46%	887
2014	31.567044	31.235554	-1.05%	932
2013	22.824756	31.567044	38.30%	1,032
2012	20.134577	22.824756	13.36%	1,066
2011	21.720827	20.134577	-7.30%	1,335
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.984284	22.272333	11.45%	1,630
2019	15.898052	19.984284	25.70%	1,662
2018	17.010113	15.898052	-6.54%	1,716
2017	13.879936	17.010113	22.55%	1,721
2016	12.447652	13.879936	11.51%	1,836
2015	12.820717	12.447652	-2.91%	2,247
2014	12.253691	12.820717	4.63%	2,442
2013	8.680666	12.253691	41.16%	2,504
2012	7.563278	8.680666	14.77%	2,562
2011	8.718588	7.563278	-13.25%	3,163

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.744231	17.523782	11.30%	0
2019	12.523538	15.744231	25.72%	0
2018	13.433660	12.523538	-6.77%	0
2017	10.969925	13.433660	22.46%	0
2016*	10.000000	10.969925	9.70%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.682259	23.011781	11.26%	0
2019	16.722852	20.682259	23.68%	0
2018	18.087278	16.722852	-7.54%	0
2017	15.534806	18.087278	16.43%	0
2016	14.373374	15.534806	8.08%	0
2015	14.691880	14.373374	-2.17%	0
2014	13.533837	14.691880	8.56%	0
2013	9.936702	13.533837	36.20%	0
2012	9.080293	9.936702	9.43%	0
2011	9.554930	9.080293	-4.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.210549	15.982133	-7.14%	8,262
2019	13.415891	17.210549	28.28%	7,880
2018	14.228351	13.415891	-5.71%	8,778
2017	13.611382	14.228351	4.53%	8,712
2016	12.917878	13.611382	5.37%	9,008
2015	13.906405	12.917878	-7.11%	9,367
2014	10.993038	13.906405	26.50%	7,285
2013	10.869257	10.993038	1.14%	7,636
2012	9.564646	10.869257	13.64%	8,076
2011	9.149723	9.564646	4.53%	9,287
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.245626	32.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.990314	23.123021	15.67%	0
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.076905	10.170576	0.93%	0
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.022950	19.935810	17.11%	0
2019	13.879453	17.022950	22.65%	0
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.476719	35.496365	57.93%	1,990
2019	16.684612	22.476719	34.72%	2,085
2018	18.251401	16.684612	-8.58%	2,145
2017	14.556642	18.251401	25.38%	2,442
2016	13.929642	14.556642	4.50%	2,463
2015	14.218537	13.929642	-2.03%	2,475
2014	13.924717	14.218537	2.11%	2,483
2013	10.210533	13.924717	36.38%	2,946
2012	9.054024	10.210533	12.77%	2,986
2011	9.631726	9.054024	-6.00%	3,631
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.267500	19.564521	37.13%	0
2019	10.972431	14.267500	30.03%	0
2018	11.965184	10.972431	-8.30%	0
2017	9.786232	11.965184	22.27%	0
2016	9.571834	9.786232	2.24%	0
2015*	10.000000	9.571834	-4.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.707583	9.857454	1.54%	1,043
2019	9.538870	9.707583	1.77%	1,078
2018	9.621425	9.538870	-0.86%	1,080
2017	9.715696	9.621425	-0.97%	898
2016	9.779096	9.715696	-0.65%	800
2015	9.945145	9.779096	-1.67%	670
2014	10.071161	9.945145	-1.25%	543
2013	10.198092	10.071161	-1.24%	378
2012	9.933359	10.198092	2.67%	231
2011	10.090938	9.933359	-1.56%	204
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.275546	32.008022	17.35%	0
2019	22.075369	27.275546	23.56%	0
2018	23.860102	22.075369	-7.48%	0
2017	20.525692	23.860102	16.25%	0
2016	19.034305	20.525692	7.84%	0
2015	19.483414	19.034305	-2.31%	0
2014	17.983608	19.483414	8.34%	0
2013	13.315367	17.983608	35.06%	3,745
2012	12.224714	13.315367	8.92%	0
2011	12.850531	12.224714	-4.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.472407	12.150634	5.91%	0
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	2,972
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.656447	12.193586	4.61%	0
2019	10.358387	11.656447	12.53%	0
2018	11.089838	10.358387	-6.60%	0
2017	10.291736	11.089838	7.75%	0
2016	9.261460	10.291736	11.12%	0
2015	9.664615	9.261460	-4.17%	0
2014*	10.000000	9.664615	-3.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.399014	12.381040	8.62%	0
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	21
2011	11.626247	12.372183	6.42%	6,709
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.944996	11.052928	0.99%	0
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	1,396
2016	11.037614	10.975355	-0.56%	1,377
2015	11.222225	11.037614	-1.65%	1,491
2014	11.348829	11.222225	-1.12%	4,439
2013	11.589647	11.348829	-2.08%	4,523
2012	11.166580	11.589647	3.79%	4,403
2011	11.262962	11.166580	-0.86%	4,430
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.331896	14.618319	9.65%	0
2019	12.526548	13.331896	6.43%	0
2018	13.052834	12.526548	-4.03%	0
2017	12.828405	13.052834	1.75%	0
2016	12.425065	12.828405	3.25%	0
2015	13.011172	12.425065	-4.50%	0
2014	12.858895	13.011172	1.18%	0
2013	14.431471	12.858895	-10.90%	0
2012	13.520541	14.431471	6.74%	0
2011	12.335309	13.520541	9.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.152853	10.178314	0.25%	0
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.427036	16.449679	6.63%	0
2019	14.505852	15.427036	6.35%	0
2018	14.860388	14.505852	-2.39%	0
2017	14.429557	14.860388	2.99%	0
2016	14.316299	14.429557	0.79%	0
2015	14.522894	14.316299	-1.42%	0
2014	14.190565	14.522894	2.34%	0
2013	14.746413	14.190565	-3.77%	0
2012	13.709005	14.746413	7.57%	0
2011	13.480747	13.709005	1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	0
2019	10.474035	11.128104	6.24%	0
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	10,702
2012	9.967028	10.711515	7.47%	8,663
2011*	10.000000	9.967028	-0.33%	7,430
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.870226	13.059801	10.02%	0
2019	9.663322	11.870226	22.84%	0
2018	12.173380	9.663322	-20.62%	0
2017	9.797812	12.173380	24.25%	0
2016*	10.000000	9.797812	-2.02%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.453798	34.54%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.854660	28.55%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.786474	16.751141	21.50%	0
2019	11.749235	13.786474	17.34%	0
2018	13.162623	11.749235	-10.74%	0
2017	12.748994	13.162623	3.24%	0
2016	10.849868	12.748994	17.50%	0
2015	12.627613	10.849868	-14.08%	0
2014	13.343150	12.627613	-5.36%	0
2013	11.236444	13.343150	18.75%	0
2012	10.639617	11.236444	5.61%	0
2011	12.332208	10.639617	-13.72%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.065379	53.371694	26.88%	733
2019	33.319003	42.065379	26.25%	930
2018	33.662119	33.319003	-1.02%	871
2017	26.938602	33.662119	24.96%	1,011
2016	30.738929	26.938602	-12.36%	1,130
2015	27.845830	30.738929	10.39%	1,090
2014	21.619829	27.845830	28.80%	2,651
2013	14.634667	21.619829	47.73%	1,606
2012	11.382550	14.634667	28.57%	103
2011	10.505563	11.382550	8.35%	103
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	38.901636	44.767962	15.08%	51
2019	30.349164	38.901636	28.18%	51
2018	40.417465	30.349164	-24.91%	51
2017	27.262934	40.417465	48.25%	51
2016	27.746889	27.262934	-1.74%	51
2015	32.869440	27.746889	-15.58%	51
2014	33.628661	32.869440	-2.26%	51
2013	30.585939	33.628661	9.95%	1,067
2012	24.007444	30.585939	27.40%	2,814
2011	32.936839	24.007444	-27.11%	35
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.584762	6.513462	16.63%	1
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	28
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	21.001649	24.552716	16.91%	49
2019	19.127278	21.001649	9.80%	49
2018	27.174363	19.127278	-29.61%	49
2017	28.163331	27.174363	-3.51%	49
2016	19.965612	28.163331	41.06%	49
2015	30.566075	19.965612	-34.68%	49
2014	38.497347	30.566075	-20.60%	49
2013	35.485013	38.497347	8.49%	49
2012	34.971406	35.485013	1.47%	49
2011	42.645158	34.971406	-17.99%	36
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	0
2019*	10.000000	10.754260	7.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.649290	53.660757	54.87%	0
2019	28.280569	34.649290	22.52%	0
2018	28.444407	28.280569	-0.58%	0
2017	23.025024	28.444407	23.54%	0
2016	21.771254	23.025024	5.76%	229
2015	22.840053	21.771254	-4.68%	229
2014	23.715980	22.840053	-3.69%	229
2013	16.083743	23.715980	47.45%	229
2012	15.191876	16.083743	5.87%	229
2011	16.223425	15.191876	-6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.844366	13.212786	2.87%	0
2019	11.361548	12.844366	13.05%	0
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.739039	8.762531	0.27%	0
2019	7.627633	8.739039	14.57%	0
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.323213	31.666257	1.10%	0
2019	26.629884	31.323213	17.62%	0
2018	32.051132	26.629884	-16.91%	0
2017	28.949985	32.051132	10.71%	0
2016	23.646493	28.949985	22.43%	0
2015	25.559951	23.646493	-7.49%	0
2014	23.915510	25.559951	6.88%	0
2013	17.712370	23.915510	35.02%	0
2012	15.241277	17.712370	16.21%	0
2011	17.001868	15.241277	-10.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.950940	13.918807	7.47%	0
2019	12.122545	12.950940	6.83%	0
2018	12.717103	12.122545	-4.68%	0
2017	12.503626	12.717103	1.71%	0
2016	12.209454	12.503626	2.41%	0
2015	12.760911	12.209454	-4.32%	0
2014	12.592545	12.760911	1.34%	0
2013	14.025791	12.592545	-10.22%	0
2012	13.314697	14.025791	5.34%	0
2011	12.145344	13.314697	9.63%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	20.807367	22.822438	9.68%	0
2019	17.112074	20.807367	21.59%	0
2018	18.731849	17.112074	-8.65%	0
2017	15.847023	18.731849	18.20%	0
2016	14.233807	15.847023	11.33%	0
2015	15.373614	14.233807	-7.41%	0
2014	13.929660	15.373614	10.37%	0
2013	10.454381	13.929660	33.24%	0
2012	9.287877	10.454381	12.56%	0
2011	9.181645	9.287877	1.16%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	16.392411	20.242751	23.49%	0
2019	13.011802	16.392411	25.98%	0
2018	15.647019	13.011802	-16.84%	0
2017	12.155674	15.647019	28.72%	0
2016	13.111397	12.155674	-7.29%	0
2015	13.264785	13.111397	-1.16%	0
2014	14.309760	13.264785	-7.30%	0
2013	11.916248	14.309760	20.09%	0
2012	10.025881	11.916248	18.85%	0
2011	11.619008	10.025881	-13.71%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	26.186562	25.999921	-0.71%	0
2019	20.668672	26.186562	26.70%	0
2018	24.174366	20.668672	-14.50%	0
2017	22.061260	24.174366	9.58%	0
2016	18.303899	22.061260	20.53%	0
2015	18.929658	18.303899	-3.31%	0
2014	16.574236	18.929658	14.21%	0
2013	12.984697	16.574236	27.64%	0
2012	11.378833	12.984697	14.11%	0
2011	11.679792	11.378833	-2.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	30.253529	29.968623	-0.94%	0
2019	24.276418	30.253529	24.62%	0
2018	27.242198	24.276418	-10.89%	0
2017	25.534615	27.242198	6.69%	0
2016	21.603342	25.534615	18.20%	0
2015	22.911761	21.603342	-5.71%	0
2014	20.653925	22.911761	10.93%	0
2013	15.982910	20.653925	29.23%	0
2012	14.220458	15.982910	12.39%	0
2011	14.349744	14.220458	-0.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.050547	26.076983	30.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.459974	12.030570	4.98%	0
2019	10.170373	11.459974	12.68%	0
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.352722	11.023675	6.48%	0
2019	9.668804	10.352722	7.07%	0
2018	9.928731	9.668804	-2.62%	0
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.373692	14.604007	1.60%	0
2019	11.495318	14.373692	25.04%	0
2018	12.658006	11.495318	-9.19%	0
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.119964	20.272766	18.42%	0
2019	14.820135	17.119964	15.52%	0
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.864250	13.609918	5.80%	0
2019	10.941037	12.864250	17.58%	0
2018	13.229336	10.941037	-17.30%	0
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	32.162001	34.907176	8.54%	0
2019	26.826052	32.162001	19.89%	0
2018	30.045449	26.826052	-10.72%	0
2017	27.246236	30.045449	10.27%	0
2016	22.089395	27.246236	23.35%	0
2015	23.054315	22.089395	-4.19%	0
2014	22.355883	23.054315	3.12%	0
2013	16.194893	22.355883	38.04%	0
2012	14.263873	16.194893	13.54%	0
2011	14.458220	14.263873	-1.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	22.707115	26.287186	15.77%	0
2019	17.644568	22.707115	28.69%	0
2018	18.862642	17.644568	-6.46%	0
2017	15.819397	18.862642	19.24%	0
2016	14.435002	15.819397	9.59%	112
2015	14.553455	14.435002	-0.81%	121
2014	13.079455	14.553455	11.27%	131
2013	10.098368	13.079455	29.52%	142
2012	8.894582	10.098368	13.53%	150
2011	8.899390	8.894582	-0.05%	162
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	17.707209	21.564901	21.79%	0
2019	13.434263	17.707209	31.81%	0
2018	14.326614	13.434263	-6.23%	0
2017	12.661732	14.326614	13.15%	0
2016	11.693279	12.661732	8.28%	84
2015	12.313142	11.693279	-5.03%	91
2014	11.063304	12.313142	11.30%	98
2013	8.394461	11.063304	31.79%	106
2012	7.642268	8.394461	9.84%	112
2011	7.720390	7.642268	-1.01%	121
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	22.978843	27.882473	21.34%	0
2019	17.211096	22.978843	33.51%	0
2018	18.837152	17.211096	-8.63%	0
2017	15.079260	18.837152	24.92%	0
2016	14.244600	15.079260	5.86%	0
2015	14.888015	14.244600	-4.32%	0
2014	14.040272	14.888015	6.04%	0
2013	11.818080	14.040272	18.80%	0
2012	10.909589	11.818080	8.33%	0
2011	10.201061	10.909589	6.95%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	19.849068	23.345526	17.62%	0
2019	16.614996	19.849068	19.46%	0
2018	20.932099	16.614996	-20.62%	0
2017	17.112795	20.932099	22.32%	0
2016	14.899715	17.112795	14.85%	0
2015	15.542188	14.899715	-4.13%	0
2014	15.594630	15.542188	-0.34%	0
2013	10.701152	15.594630	45.73%	0
2012	9.048240	10.701152	18.27%	0
2011	10.705518	9.048240	-15.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.942964	11.412083	4.29%	0
2019	9.573156	10.942964	14.31%	0
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.673323	16.000461	-4.04%	0
2019	13.307449	16.673323	25.29%	0
2018	16.334476	13.307449	-18.53%	0
2017	14.898186	16.334476	9.64%	0
2016	11.584682	14.898186	28.60%	0
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.706188	10.712744	0.06%	0
2019	10.192073	10.706188	5.04%	0
2018	10.399499	10.192073	-1.99%	0
2017	10.247596	10.399499	1.48%	0
2016	9.587812	10.247596	6.88%	0
2015	9.871455	9.587812	-2.87%	0
2014*	10.000000	9.871455	-1.29%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.446640	18.504810	6.07%	0
2019	16.249945	17.446640	7.36%	0
2018	16.665226	16.249945	-2.49%	0
2017	16.328164	16.665226	2.06%	0
2016	16.030487	16.328164	1.86%	0
2015	16.380854	16.030487	-2.14%	0
2014	16.087872	16.380854	1.82%	0
2013	16.231486	16.087872	-0.88%	0
2012	15.080498	16.231486	7.63%	0
2011	15.030214	15.080498	0.33%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.407100	13.361881	28.39%	0
2019	8.211437	10.407100	26.74%	0
2018*	10.000000	8.211437	-17.89%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.157339	17.814699	10.26%	0
2019	14.198579	16.157339	13.80%	0
2018	15.094683	14.198579	-5.94%	0
2017	13.617137	15.094683	10.85%	0
2016	13.184335	13.617137	3.28%	0
2015	13.481746	13.184335	-2.21%	0
2014	13.170035	13.481746	2.37%	0
2013	11.839457	13.170035	11.24%	0
2012	10.806520	11.839457	9.56%	0
2011	11.046752	10.806520	-2.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.852340	18.998115	12.73%	0
2019	14.314517	16.852340	17.73%	0
2018	15.521077	14.314517	-7.77%	0
2017	13.583453	15.521077	14.26%	0
2016	13.056833	13.583453	4.03%	0
2015	13.358689	13.056833	-2.26%	0
2014	13.010584	13.358689	2.68%	0
2013	11.437640	13.010584	13.75%	0
2012	10.301156	11.437640	11.03%	0
2011	10.619685	10.301156	-3.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.084347	20.713650	14.54%	0
2019	14.821861	18.084347	22.01%	0
2018	16.403989	14.821861	-9.64%	0
2017	13.839618	16.403989	18.53%	0
2016	13.243421	13.839618	4.50%	0
2015	13.545444	13.243421	-2.23%	0
2014	13.167679	13.545444	2.87%	0
2013	11.047693	13.167679	19.19%	0
2012	9.752277	11.047693	13.28%	0
2011	10.216230	9.752277	-4.54%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.512303	16.188734	19.81%	0
2019	11.097730	13.512303	21.76%	0
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	31.695794	40.555896	27.95%	0
2019	24.579512	31.695794	28.95%	0
2018	26.796718	24.579512	-8.27%	0
2017	22.432196	26.796718	19.46%	0
2016	21.189004	22.432196	5.87%	0
2015	21.479586	21.189004	-1.35%	0
2014	19.581688	21.479586	9.69%	0
2013	15.220315	19.581688	28.65%	0
2012	13.340209	15.220315	14.09%	0
2011	13.966351	13.340209	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	33.761584	43.134039	27.76%	0
2019	26.216244	33.761584	28.78%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.764723	5.112349	-34.16%	0
2019	7.207058	7.764723	7.74%	0
2018	9.766460	7.207058	-26.21%	0
2017	10.239260	9.766460	-4.62%	0
2016	7.817637	10.239260	30.98%	0
2015	10.055881	7.817637	-22.26%	0
2014	11.750987	10.055881	-14.43%	0
2013	9.648755	11.750987	21.79%	0
2012	9.391460	9.648755	2.74%	0
2011	10.098079	9.391460	-7.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.172163	22.129389	4.52%	84
2019	16.950471	21.172163	24.91%	84
2018	18.865471	16.950471	-10.15%	84
2017	17.046967	18.865471	10.67%	84
2016	14.737707	17.046967	15.67%	84
2015	15.663612	14.737707	-5.91%	84
2014	14.696251	15.663612	6.58%	84
2013	11.702615	14.696251	25.58%	84
2012	10.180053	11.702615	14.96%	84
2011	10.288462	10.180053	-1.05%	84
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.541059	15.348035	5.55%	0
2019	11.430129	14.541059	27.22%	0
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	24.952631	41.246183	65.30%	0
2019	18.078282	24.952631	38.03%	0
2018	16.405054	18.078282	10.20%	0
2017	12.441689	16.405054	31.86%	0
2016	12.650750	12.441689	-1.65%	0
2015	12.225627	12.650750	3.48%	0
2014	11.116903	12.225627	9.97%	0
2013	8.224900	11.116903	35.16%	0
2012	7.018533	8.224900	17.19%	0
2011	7.001513	7.018533	0.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.845473	33.626999	41.02%	1,894
2019	18.114760	23.845473	31.64%	2,134
2018	18.518650	18.114760	-2.18%	2,177
2017	13.982005	18.518650	32.45%	2,227
2016	14.151083	13.982005	-1.19%	2,307
2015	13.474820	14.151083	5.02%	2,275
2014	12.353638	13.474820	9.08%	2,285
2013	9.245553	12.353638	33.62%	2,340
2012	8.228190	9.245553	12.36%	2,318
2011	8.375392	8.228190	-1.76%	2,308
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.373682	15.481068	0.70%	0
2019	13.636762	15.373682	12.74%	0
2018	14.421611	13.636762	-5.44%	0
2017	13.729328	14.421611	5.04%	0
2016	12.235874	13.729328	12.21%	0
2015	12.959613	12.235874	-5.58%	0
2014	13.070168	12.959613	-0.85%	0
2013	12.584133	13.070168	3.86%	0
2012	11.233700	12.584133	12.02%	0
2011	11.018183	11.233700	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.336367	15.365666	7.18%	0
2019	13.336242	14.336367	7.50%	0
2018	13.682460	13.336242	-2.53%	0
2017	13.389937	13.682460	2.18%	0
2016	13.044835	13.389937	2.65%	0
2015	13.392023	13.044835	-2.59%	0
2014	12.908621	13.392023	3.74%	0
2013	13.412075	12.908621	-3.75%	0
2012	12.926747	13.412075	3.75%	0
2011	12.290441	12.926747	5.18%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.006656	23.166994	15.80%	0
2019	16.533775	20.006656	21.00%	0
2018	19.746824	16.533775	-16.27%	0
2017	16.675613	19.746824	18.42%	0
2016	15.161246	16.675613	9.99%	0
2015	15.690251	15.161246	-3.37%	0
2014	15.060947	15.690251	4.18%	0
2013	11.283407	15.060947	33.48%	0
2012	10.023891	11.283407	12.57%	0
2011	11.444181	10.023891	-12.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	16.016087	18.146212	13.30%	0
2019	12.787453	16.016087	25.25%	0
2018	15.316475	12.787453	-16.51%	0
2017	11.999795	15.316475	27.64%	0
2016	12.891844	11.999795	-6.92%	0
2015	12.698348	12.891844	1.52%	0
2014	14.094594	12.698348	-9.91%	0
2013	11.019911	14.094594	27.90%	0
2012	9.319464	11.019911	18.25%	0
2011	11.477051	9.319464	-18.80%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.243073	10.280384	-8.56%	0
2019	9.321579	11.243073	20.61%	0
2018	10.158956	9.321579	-8.24%	0
2017*	10.000000	10.158956	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	26.653538	28.285579	6.12%	0
2019	20.231850	26.653538	31.74%	0
2018	24.950217	20.231850	-18.91%	0
2017	21.333643	24.950217	16.95%	0
2016	19.862960	21.333643	7.40%	0
2015	20.885733	19.862960	-4.90%	0
2014	19.954810	20.885733	4.67%	0
2013	15.593588	19.954810	27.97%	0
2012	12.506769	15.593588	24.68%	0
2011	13.986135	12.506769	-10.58%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.219005	15.586913	9.62%	0
2019	12.092829	14.219005	17.58%	0
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.077990	16.869710	-1.22%	0
2019	14.999905	17.077990	13.85%	0
2018	15.979856	14.999905	-6.13%	0
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.569334	20.193639	3.19%	0
2019	15.788384	19.569334	23.95%	0
2018	18.474977	15.788384	-14.54%	0
2017	17.018931	18.474977	8.56%	0
2016	13.325020	17.018931	27.72%	0
2015	14.666579	13.325020	-9.15%	0
2014	14.865809	14.666579	-1.34%	0
2013	11.122841	14.865809	33.65%	0
2012	9.577625	11.122841	16.13%	0
2011	10.144228	9.577625	-5.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.961482	13.750583	14.96%	0
2019	9.623850	11.961482	24.29%	0
2018	11.651832	9.623850	-17.40%	0
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.256763	15.801780	-2.80%	0
2019	14.686284	16.256763	10.69%	0
2018	17.670581	14.686284	-16.89%	0
2017	15.392029	17.670581	14.80%	0
2016	14.596082	15.392029	5.45%	0
2015	15.880688	14.596082	-8.09%	0
2014	18.166098	15.880688	-12.58%	0
2013	15.021676	18.166098	20.93%	0
2012	12.912088	15.021676	16.34%	0
2011	14.696887	12.912088	-12.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.717740	8.453052	-3.04%	0
2019	7.897145	8.717740	10.39%	0
2018	9.521316	7.897145	-17.06%	0
2017	8.316835	9.521316	14.48%	0
2016	7.909911	8.316835	5.14%	0
2015	8.623043	7.909911	-8.27%	0
2014*	10.000000	8.623043	-13.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.444936	8.776127	-7.08%	0
2019	9.437886	9.444936	0.07%	0
2018	9.438803	9.437886	-0.01%	0
2017	9.439333	9.438803	-0.01%	0
2016	9.346977	9.439333	0.99%	0
2015	9.956668	9.346977	-6.12%	0
2014*	10.000000	9.956668	-0.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.508112	12.775211	2.14%	0
2019	11.390690	12.508112	9.81%	0
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.000242	10.469433	4.69%	0
2019	9.367509	10.000242	6.75%	0
2018*	10.000000	9.367509	-6.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.642313	10.157965	5.35%	0
2019	9.359834	9.642313	3.02%	0
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.487063	15.156843	4.62%	0
2019	12.164327	14.487063	19.09%	0
2018	13.504501	12.164327	-9.92%	0
2017	11.963793	13.504501	12.88%	0
2016	11.048451	11.963793	8.28%	0
2015	11.337988	11.048451	-2.55%	0
2014	11.006775	11.337988	3.01%	0
2013	9.405927	11.006775	17.02%	0
2012	8.225515	9.405927	14.35%	0
2011	9.958660	8.225515	-17.40%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	21.018855	27.239646	29.60%	0
2019	16.145758	21.018855	30.18%	0
2018	17.718772	16.145758	-8.88%	0
2017	14.487033	17.718772	22.31%	0
2016	13.590801	14.487033	6.59%	0
2015	13.865060	13.590801	-1.98%	0
2014	12.502122	13.865060	10.90%	0
2013	9.764119	12.502122	28.04%	0
2012	8.596210	9.764119	13.59%	0
2011	9.158636	8.596210	-6.14%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.868404	19.735317	10.45%	0
2019	15.164852	17.868404	17.83%	0
2018	16.399602	15.164852	-7.53%	0
2017	14.613742	16.399602	12.22%	0
2016	13.790671	14.613742	5.97%	0
2015	14.042730	13.790671	-1.79%	0
2014	13.414515	14.042730	4.68%	0
2013	11.960320	13.414515	12.16%	0
2012	10.762490	11.960320	11.13%	0
2011	10.899213	10.762490	-1.25%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.431245	20.418978	-0.06%	0
2019	16.831291	20.431245	21.39%	0
2018	19.199098	16.831291	-12.33%	0
2017	17.050591	19.199098	12.60%	0
2016	14.162806	17.050591	20.39%	0
2015	15.149257	14.162806	-6.51%	0
2014	14.350433	15.149257	5.57%	0
2013	10.981135	14.350433	30.68%	0
2012	9.691743	10.981135	13.30%	0
2011	10.327982	9.691743	-6.16%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	19.011302	19.515700	2.65%	0
2019	17.348021	19.011302	9.59%	0
2018	18.446213	17.348021	-5.95%	0
2017	17.699164	18.446213	4.22%	0
2016	15.351588	17.699164	15.29%	0
2015	16.292927	15.351588	-5.78%	0
2014	16.201243	16.292927	0.57%	0
2013	15.379613	16.201243	5.34%	0
2012	13.648930	15.379613	12.68%	0
2011	13.917780	13.648930	-1.93%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.801424	21.179611	-2.85%	0
2019	18.130220	21.801424	20.25%	0
2018	21.163876	18.130220	-14.33%	0
2017	20.803266	21.163876	1.73%	0
2016	16.748777	20.803266	24.21%	0
2015	18.283258	16.748777	-8.39%	0
2014	18.898484	18.283258	-3.26%	0
2013	14.082710	18.898484	34.20%	0
2012	12.012655	14.082710	17.23%	0
2011	12.836431	12.012655	-6.42%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	22.278079	22.794820	2.32%	0
2019	17.923730	22.278079	24.29%	0
2018	20.997300	17.923730	-14.64%	0
2017	18.822467	20.997300	11.55%	0
2016	15.136320	18.822467	24.35%	0
2015	16.554215	15.136320	-8.57%	0
2014	16.722174	16.554215	-1.00%	0
2013	12.785354	16.722174	30.79%	0
2012	11.128458	12.785354	14.89%	0
2011	12.262647	11.128458	-9.25%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.475441	26.478864	29.32%	0
2019	16.607135	20.475441	23.29%	0
2018	18.875888	16.607135	-12.02%	0
2017	15.721719	18.875888	20.06%	0
2016	14.124829	15.721719	11.31%	0
2015	14.587252	14.124829	-3.17%	0
2014	13.666924	14.587252	6.73%	0
2013	9.856869	13.666924	38.65%	0
2012	9.007425	9.856869	9.43%	0
2011	9.365017	9.007425	-3.82%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	23.270081	31.473983	35.26%	0
2019	17.712364	23.270081	31.38%	0
2018	18.738431	17.712364	-5.48%	0
2017	14.680382	18.738431	27.64%	0
2016	13.763584	14.680382	6.66%	0
2015	13.299938	13.763584	3.49%	0
2014	11.764877	13.299938	13.05%	0
2013	9.349253	11.764877	25.84%	0
2012	8.608392	9.349253	8.61%	0
2011	9.171120	8.608392	-6.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	23.048002	32.186879	39.65%	0
2019	17.179722	23.048002	34.16%	0
2018	18.173062	17.179722	-5.47%	0
2017	14.546598	18.173062	24.93%	0
2016	14.498751	14.546598	0.33%	0
2015	14.074882	14.498751	3.01%	0
2014	13.230853	14.074882	6.38%	0
2013	9.624142	13.230853	37.48%	0
2012*	10.000000	9.624142	-3.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.311428	36.652034	39.30%	0
2019	19.659621	26.311428	33.83%	0
2018	20.853908	19.659621	-5.73%	0
2017	16.733815	20.853908	24.62%	0
2016	16.719791	16.733815	0.08%	0
2015	16.270747	16.719791	2.76%	0
2014	15.333365	16.270747	6.11%	0
2013	11.180748	15.333365	37.14%	0
2012	10.051210	11.180748	11.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	24.099843	32.292416	33.99%	0
2019	18.037636	24.099843	33.61%	0
2018	19.506612	18.037636	-7.53%	0
2017	15.676623	19.506612	24.43%	0
2016	16.339280	15.676623	-4.06%	0
2015	16.085736	16.339280	1.58%	0
2014	14.207981	16.085736	13.22%	0
2013	11.163166	14.207981	27.28%	0
2012	9.971932	11.163166	11.95%	0
2011	10.282834	9.971932	-3.02%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.964444	25.648376	11.69%	0
2019	18.151652	22.964444	26.51%	0
2018	20.424276	18.151652	-11.13%	0
2017	18.395113	20.424276	11.03%	0
2016	17.005005	18.395113	8.17%	0
2015	18.395868	17.005005	-7.56%	0
2014	17.339646	18.395868	6.09%	0
2013	13.675401	17.339646	26.79%	0
2012	12.241506	13.675401	11.71%	0
2011	12.486004	12.241506	-1.96%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	23.889493	32.971475	38.02%	0
2019	17.473860	23.889493	36.72%	0
2018	18.968100	17.473860	-7.88%	0
2017	15.012050	18.968100	26.35%	0
2016	14.952952	15.012050	0.40%	0
2015	14.298021	14.952952	4.58%	0
2014	13.778030	14.298021	3.77%	0
2013	10.328209	13.778030	33.40%	0
2012	9.041629	10.328209	14.23%	0
2011	9.116493	9.041629	-0.82%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.602779	46.03%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.295765	17.577149	7.86%	0
2019	13.800733	16.295765	18.08%	0
2018	15.547286	13.800733	-11.23%	0
2017	14.273013	15.547286	8.93%	0
2016	12.637276	14.273013	12.94%	0
2015	13.184487	12.637276	-4.15%	0
2014	12.326219	13.184487	6.96%	0
2013	10.037184	12.326219	22.81%	0
2012	9.088987	10.037184	10.43%	0
2011*	10.000000	9.088987	-9.11%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	25.097495	31.425392	25.21%	0
2019	19.412687	25.097495	29.28%	0
2018	22.795461	19.412687	-14.84%	0
2017	17.001744	22.795461	34.08%	0
2016	17.315951	17.001744	-1.81%	0
2015	16.981577	17.315951	1.97%	0
2014	16.922599	16.981577	0.35%	0
2013	13.550085	16.922599	24.89%	0
2012	11.390831	13.550085	18.96%	0
2011	12.660697	11.390831	-10.03%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.804828	12.734391	-13.98%	0
2019	12.269550	14.804828	20.66%	0
2018	13.328498	12.269550	-7.94%	0
2017	12.017674	13.328498	10.91%	0
2016	12.004866	12.017674	0.11%	0
2015	12.421268	12.004866	-3.35%	0
2014	11.046706	12.421268	12.44%	0
2013	10.963216	11.046706	0.76%	0
2012	8.723049	10.963216	25.68%	0
2011	9.510736	8.723049	-8.28%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.677951	10.831269	1.44%	0
2019	9.823451	10.677951	8.70%	0
2018	10.475452	9.823451	-6.22%	0
2017	10.047532	10.475452	4.26%	0
2016	9.613540	10.047532	4.51%	0
2015	10.026406	9.613540	-4.12%	0
2014	9.938475	10.026406	0.88%	0
2013	10.144395	9.938475	-2.03%	0
2012*	10.000000	10.144395	1.44%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	26.607735	29.876522	12.29%	0
2019	20.469531	26.607735	29.99%	0
2018	20.681206	20.469531	-1.02%	0
2017	18.200106	20.681206	13.63%	0
2016	20.953183	18.200106	-13.14%	0
2015	20.704173	20.953183	1.20%	0
2014	17.636182	20.704173	17.40%	0
2013	12.791585	17.636182	37.87%	0
2012	10.785780	12.791585	18.60%	0
2011	10.576502	10.785780	1.98%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	25.011634	27.970345	11.83%	0
2019	19.830006	25.011634	26.13%	0
2018	23.777329	19.830006	-16.60%	0
2017	19.703997	23.777329	20.67%	0
2016	20.175703	19.703997	-2.34%	0
2015	21.060067	20.175703	-4.20%	0
2014	21.397092	21.060067	-1.58%	0
2013	18.326808	21.397092	16.75%	0
2012	16.170825	18.326808	13.33%	0
2011	17.675048	16.170825	-8.51%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	22.098436	24.701082	11.78%	0
2019	17.054938	22.098436	29.57%	0
2018	18.875792	17.054938	-9.65%	0
2017	16.457374	18.875792	14.70%	0
2016	15.029232	16.457374	9.50%	66
2015	14.826829	15.029232	1.37%	72
2014	13.652686	14.826829	8.60%	77
2013	10.561278	13.652686	29.27%	84
2012	9.212066	10.561278	14.65%	89
2011	9.391466	9.212066	-1.91%	96
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.930414	17.024822	6.87%	0
2019	12.987265	15.930414	22.66%	0
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.153352	24.886996	17.65%	0
2019	17.049766	21.153352	24.07%	0
2018	19.383027	17.049766	-12.04%	0
2017	17.307247	19.383027	11.99%	0
2016	14.943665	17.307247	15.82%	0
2015	16.188107	14.943665	-7.69%	0
2014	14.742344	16.188107	9.81%	0
2013	10.656707	14.742344	38.34%	0
2012	9.207414	10.656707	15.74%	0
2011	9.597722	9.207414	-4.07%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.671991	12.672194	18.74%	0
2019	8.502145	10.671991	25.52%	0
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.279246	32.709129	11.71%	0
2019	24.508721	29.279246	19.46%	0
2018	26.423342	24.508721	-7.25%	0
2017	22.772361	26.423342	16.03%	0
2016	23.824079	22.772361	-4.41%	0
2015	26.497225	23.824079	-10.09%	0
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	36
2012	19.867525	23.226486	16.91%	36
2011	21.824273	19.867525	-8.97%	36
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	26.950427	28.032011	4.01%	0
2019	24.706954	26.950427	9.08%	0
2018	25.732348	24.706954	-3.98%	0
2017	24.587225	25.732348	4.66%	0
2016	21.570456	24.587225	13.99%	0
2015	23.518142	21.570456	-8.28%	0
2014	23.525531	23.518142	-0.03%	0
2013	21.702460	23.525531	8.40%	0
2012	18.647619	21.702460	16.38%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.964358	52.570245	46.17%	0
2019	26.577170	35.964358	35.32%	0
2018	27.110710	26.577170	-1.97%	0
2017	21.776974	27.110710	24.49%	0
2016	20.918305	21.776974	4.10%	0
2015	22.631646	20.918305	-7.57%	0
2014	21.386957	22.631646	5.82%	0
2013	16.778015	21.386957	27.47%	0
2012	15.061395	16.778015	11.40%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.287002	11.126097	8.16%	0
2019	9.595957	10.287002	7.20%	0
2018	9.910330	9.595957	-3.17%	0
2017	9.774035	9.910330	1.39%	0
2016	9.746276	9.774035	0.28%	0
2015*	10.000000	9.746276	-2.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	25.717888	35.077884	36.39%	300
2019	19.156383	25.717888	34.25%	300
2018	19.199541	19.156383	-0.22%	300
2017	15.054444	19.199541	27.53%	300
2016	15.052817	15.054444	0.01%	326
2015	13.707977	15.052817	9.81%	329
2014	12.882597	13.707977	6.41%	331
2013	10.033153	12.882597	28.40%	333
2012	8.257715	10.033153	21.50%	335
2011	9.045235	8.257715	-8.71%	338
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	15.938553	23.568017	47.87%	651
2019	11.218890	15.938553	42.07%	651
2018	11.334400	11.218890	-1.02%	651
2017	7.972416	11.334400	42.17%	651
2016	7.137696	7.972416	11.69%	684
2015	6.952927	7.137696	2.66%	687
2014	6.481689	6.952927	7.27%	690
2013	4.880066	6.481689	32.82%	693
2012	4.175270	4.880066	16.88%	695
2011	4.659393	4.175270	-10.39%	153
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.492473	14.218661	13.82%	0
2019	10.050288	12.492473	24.30%	0
2018	12.073679	10.050288	-16.76%	0
2017	9.408482	12.073679	28.33%	0
2016	10.279749	9.408482	-8.48%	27
2015	11.490653	10.279749	-10.54%	29
2014	13.325951	11.490653	-13.77%	31
2013	11.886427	13.325951	12.11%	34
2012	10.706082	11.886427	11.02%	36
2011	16.129149	10.706082	-33.62%	39
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	30.878607	30.403907	-1.54%	0
2019	24.831403	30.878607	24.35%	0
2018	28.713866	24.831403	-13.52%	0
2017	25.727072	28.713866	11.61%	0
2016	22.864003	25.727072	12.52%	0
2015	23.942627	22.864003	-4.51%	0
2014	21.203104	23.942627	12.92%	0
2013	16.336632	21.203104	29.79%	0
2012	13.834677	16.336632	18.08%	0
2011	13.803777	13.834677	0.22%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.158045	9.837918	-3.15%	0
2019	8.764691	10.158045	15.90%	0
2018	10.971456	8.764691	-20.11%	0
2017	8.748764	10.971456	25.41%	0
2016	7.383412	8.748764	18.49%	0
2015	9.414777	7.383412	-21.58%	0
2014*	10.000000	9.414777	-5.85%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.451261	11.014155	5.39%	0
2019	9.827214	10.451261	6.35%	0
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.667227	46.655520	42.82%	0
2019	23.570876	32.667227	38.59%	0
2018	24.449963	23.570876	-3.60%	0
2017	19.727390	24.449963	23.94%	0
2016	18.482191	19.727390	6.74%	0
2015	19.253328	18.482191	-4.01%	0
2014	21.216401	19.253328	-9.25%	0
2013	15.314613	21.216401	38.54%	0
2012	12.913310	15.314613	18.60%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.684898	29.046030	1.26%	0
2019	22.578429	28.684898	27.05%	0
2018	25.677718	22.578429	-12.07%	0
2017	22.304100	25.677718	15.13%	0
2016	19.982137	22.304100	11.62%	0
2015	20.561208	19.982137	-2.82%	0
2014	19.019025	20.561208	8.11%	0
2013	14.297758	19.019025	33.02%	0
2012	12.577680	14.297758	13.68%	0
2011	12.880874	12.577680	-2.35%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.813808	12.252735	13.31%	0
2019*	10.000000	10.813808	8.14%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.030780	24.800083	17.92%	0
2019	17.061295	21.030780	23.27%	0
2018	19.267328	17.061295	-11.45%	0
2017	15.486049	19.267328	24.42%	0
2016	15.201190	15.486049	1.87%	0
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	0
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.268501	32.69%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.579734	35.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.783618	14.576363	5.75%	0
2019	12.671838	13.783618	8.77%	0
2018	13.003316	12.671838	-2.55%	0
2017	12.475596	13.003316	4.23%	0
2016	11.984181	12.475596	4.10%	0
2015	12.296354	11.984181	-2.54%	0
2014	11.621605	12.296354	5.81%	0
2013	11.884369	11.621605	-2.21%	0
2012	11.070056	11.884369	7.36%	0
2011	10.680662	11.070056	3.65%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	35.006399	36.245448	3.54%	21
2019	31.233008	35.006399	12.08%	21
2018	34.217919	31.233008	-8.72%	21
2017	31.791743	34.217919	7.63%	21
2016	29.311942	31.791743	8.46%	21
2015	30.216860	29.311942	-2.99%	21
2014	29.926054	30.216860	0.97%	21
2013	33.430958	29.926054	-10.48%	21
2012	28.890764	33.430958	15.72%	21
2011	27.513796	28.890764	5.00%	21
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.562530	11.179940	-3.31%	0
2019	9.217713	11.562530	25.44%	0
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	17.708421	19.268553	8.81%	0
2019	15.327586	17.708421	15.53%	0
2018	16.713201	15.327586	-8.29%	0
2017	14.672386	16.713201	13.91%	0
2016	14.165781	14.672386	3.58%	0
2015	15.426799	14.165781	-8.17%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.764207	23.249422	11.97%	0
2019	17.069437	20.764207	21.65%	0
2018	18.748385	17.069437	-8.96%	0
2017	16.261580	18.748385	15.29%	0
2016	14.932455	16.261580	8.90%	0
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.733618	32.203692	48.17%	0
2019	16.638828	21.733618	30.62%	0
2018	20.304732	16.638828	-18.05%	0
2017	16.455629	20.304732	23.39%	0
2016	17.137099	16.455629	-3.98%	0
2015	17.555326	17.137099	-2.38%	0
2014	18.077635	17.555326	-2.89%	0
2013	15.183948	18.077635	19.06%	0
2012	13.353178	15.183948	13.71%	0
2011	15.010666	13.353178	-11.04%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.507430	20.334036	9.87%	0
2019	15.619676	18.507430	18.49%	0
2018	16.758340	15.619676	-6.79%	0
2017	14.752119	16.758340	13.60%	0
2016	13.795482	14.752119	6.93%	0
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	0
2012	9.848461	11.179298	13.51%	332
2011	9.946387	9.848461	-0.98%	347

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.571064	12.396226	7.13%	0
2019	10.822910	11.571064	6.91%	0
2018	11.153402	10.822910	-2.96%	0
2017	11.015051	11.153402	1.26%	0
2016	10.937894	11.015051	0.71%	0
2015	11.175554	10.937894	-2.13%	0
2014	10.851746	11.175554	2.98%	0
2013	11.354174	10.851746	-4.43%	0
2012	11.026950	11.354174	2.97%	317
2011	10.631394	11.026950	3.72%	331
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.838156	29.109993	27.46%	0
2019	17.273034	22.838156	32.22%	0
2018	19.441436	17.273034	-11.15%	0
2017	15.131097	19.441436	28.49%	0
2016	15.394514	15.131097	-1.71%	0
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	416
2011	10.964407	9.755085	-11.03%	434
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.569280	36.514919	48.62%	0
2019	19.223136	24.569280	27.81%	0
2018	19.727080	19.223136	-2.55%	0
2017	15.734248	19.727080	25.38%	0
2016	14.705263	15.734248	7.00%	0
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	448
2011	9.703303	9.073017	-6.50%	468
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.673601	21.823847	10.93%	0
2019	15.958532	19.673601	23.28%	0
2018	16.632829	15.958532	-4.05%	0
2017	13.905015	16.632829	19.62%	0
2016	12.758933	13.905015	8.98%	0
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	758
2011	8.282008	7.943317	-4.09%	791

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.618075	17.985032	2.08%	30
2019	16.450938	17.618075	7.09%	30
2018	17.174069	16.450938	-4.21%	30
2017	16.463380	17.174069	4.32%	30
2016	15.445772	16.463380	6.59%	30
2015	16.213571	15.445772	-4.74%	30
2014	15.909705	16.213571	1.91%	30
2013	16.402290	15.909705	-3.00%	30
2012	14.895990	16.402290	10.11%	30
2011	14.385650	14.895990	3.55%	30
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	21.857259	23.662162	8.26%	0
2019	17.230762	21.857259	26.85%	0
2018	17.566951	17.230762	-1.91%	0
2017	14.856958	17.566951	18.24%	0
2016	13.595481	14.856958	9.28%	0
2015	13.730381	13.595481	-0.98%	0
2014	12.480230	13.730381	10.02%	0
2013	9.703782	12.480230	28.61%	0
2012	8.661036	9.703782	12.04%	0
2011	8.781998	8.661036	-1.38%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	19.447896	19.770745	1.66%	0
2019	15.571667	19.447896	24.89%	0
2018	17.117061	15.571667	-9.03%	0
2017	14.786546	17.117061	15.76%	0
2016	12.785218	14.786546	15.65%	0
2015	13.909015	12.785218	-8.08%	0
2014	12.987672	13.909015	7.09%	0
2013	9.760448	12.987672	33.06%	0
2012	8.399063	9.760448	16.21%	0
2011	8.765228	8.399063	-4.18%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.821979	13.284450	12.37%	0
2019	10.484070	11.821979	12.76%	0
2018	11.677504	10.484070	-10.22%	0
2017	10.050325	11.677504	16.19%	0
2016*	10.000000	10.050325	0.50%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.808750	17.456169	10.42%	0
2019	13.000043	15.808750	21.61%	0
2018	14.848907	13.000043	-12.45%	0
2017	12.634202	14.848907	17.53%	0
2016	11.884254	12.634202	6.31%	0
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.187008	15.264677	7.60%	0
2019	12.447796	14.187008	13.97%	0
2018	13.533921	12.447796	-8.03%	0
2017	12.311562	13.533921	9.93%	0
2016	11.826930	12.311562	4.10%	0
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.278544	16.706950	9.35%	0
2019	12.952747	15.278544	17.96%	0
2018	14.378322	12.952747	-9.91%	0
2017	12.655665	14.378322	13.61%	0
2016	12.020022	12.655665	5.29%	0
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.425180	13.114621	5.55%	0
2019	11.444609	12.425180	8.57%	0
2018	11.979599	11.444609	-4.47%	0
2017	11.480947	11.979599	4.34%	0
2016	11.186659	11.480947	2.63%	0
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.061972	12.429378	3.05%	0
2019	10.799545	12.061972	11.69%	0
2018	11.840201	10.799545	-8.79%	0
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.548361	13.215904	5.32%	0
2019	11.082924	12.548361	13.22%	0
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.780883	16.050073	8.59%	0
2019	12.753144	14.780883	15.90%	0
2018	13.993201	12.753144	-8.86%	0
2017	12.515159	13.993201	11.81%	0
2016	11.951451	12.515159	4.72%	0
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.529688	17.102426	10.13%	0
2019	12.951243	15.529688	19.91%	0
2018	14.590109	12.951243	-11.23%	0
2017	12.595852	14.590109	15.83%	0
2016	11.933239	12.595852	5.55%	0
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.689161	14.645121	6.98%	0
2019	12.208288	13.689161	12.13%	0
2018	13.068559	12.208288	-6.58%	0
2017	12.122550	13.068559	7.80%	0
2016	11.657495	12.122550	3.99%	0
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.755301	15.224721	3.18%	0
2019	13.371443	14.755301	10.35%	0
2018	16.168759	13.371443	-17.30%	0
2017	13.429915	16.168759	20.39%	0
2016	13.538346	13.429915	-0.80%	0
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.735126	17.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.982285	13.628666	4.98%	0
2019	12.147344	12.982285	6.87%	0
2018	12.436047	12.147344	-2.32%	0
2017	12.142354	12.436047	2.42%	0
2016	11.748766	12.142354	3.35%	0
2015	12.063204	11.748766	-2.61%	0
2014	11.705117	12.063204	3.06%	0
2013	12.164359	11.705117	-3.78%	0
2012	11.508205	12.164359	5.70%	0
2011	11.004724	11.508205	4.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.435295	14.371537	6.97%	0
2019	12.496599	13.435295	7.51%	0
2018	12.927883	12.496599	-3.34%	0
2017	12.699207	12.927883	1.80%	0
2016	12.526613	12.699207	1.38%	0
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.512173	10.698353	1.77%	0
2019	10.053642	10.512173	4.56%	0
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	23.011962	25.576672	11.15%	0
2019	19.079677	23.011962	20.61%	0
2018	23.553888	19.079677	-19.00%	0
2017	16.966723	23.553888	38.82%	0
2016	16.055409	16.966723	5.68%	0
2015	19.483080	16.055409	-17.59%	0
2014	21.017891	19.483080	-7.30%	0
2013	21.266429	21.017891	-1.17%	0
2012	18.494868	21.266429	14.99%	0
2011	24.286837	18.494868	-23.85%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.963376	21.802123	4.00%	0
2019	18.624034	20.963376	12.56%	0
2018	19.573785	18.624034	-4.85%	0
2017	18.688996	19.573785	4.73%	0
2016	16.687564	18.688996	11.99%	0
2015	17.466214	16.687564	-4.46%	0
2014	17.361709	17.466214	0.60%	0
2013	16.528976	17.361709	5.04%	0
2012	14.708749	16.528976	12.38%	0
2011	14.441600	14.708749	1.85%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.991126	15.600869	4.07%	57
2019	14.379803	14.991126	4.25%	57
2018	14.666893	14.379803	-1.96%	57
2017	14.644923	14.666893	0.15%	57
2016	14.817881	14.644923	-1.17%	57
2015	15.121340	14.817881	-2.01%	57
2014	14.740682	15.121340	2.58%	57
2013	15.661367	14.740682	-5.88%	57
2012	15.491896	15.661367	1.09%	57
2011	14.722918	15.491896	5.22%	57
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.323317	9.168441	-1.66%	216
2019	9.337549	9.323317	-0.15%	216
2018	9.388827	9.337549	-0.55%	216
2017	9.530001	9.388827	-1.48%	216
2016	9.713326	9.530001	-1.89%	216
2015	9.901453	9.713326	-1.90%	216
2014	10.093224	9.901453	-1.90%	216
2013	10.288708	10.093224	-1.90%	216
2012	10.488538	10.288708	-1.91%	216
2011	10.691108	10.488538	-1.89%	216

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.530374	15.387274	5.90%	0
2019	12.434224	14.530374	16.86%	0
2018	14.831830	12.434224	-16.17%	0
2017	11.861746	14.831830	25.04%	0
2016	11.986695	11.861746	-1.04%	0
2015	12.604219	11.986695	-4.90%	0
2014	12.906236	12.604219	-2.34%	0
2013	11.165081	12.906236	15.59%	0
2012	9.845166	11.165081	13.41%	0
2011	11.121530	9.845166	-11.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.890703	11.445217	5.09%	0
2019	9.159595	10.890703	18.90%	0
2018	10.874217	9.159595	-15.77%	0
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.536557	26.048628	10.67%	0
2019	19.390573	23.536557	21.38%	0
2018	21.688842	19.390573	-10.60%	0
2017	18.667337	21.688842	16.19%	0
2016	17.382149	18.667337	7.39%	0
2015	17.897470	17.382149	-2.88%	0
2014	17.377763	17.897470	2.99%	0
2013	13.921060	17.377763	24.83%	0
2012	12.244088	13.921060	13.70%	0
2011	12.991525	12.244088	-5.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.649725	18.943050	7.33%	0
2019	15.598530	17.649725	13.15%	0
2018	16.712839	15.598530	-6.67%	0
2017	15.329311	16.712839	9.03%	0
2016	14.698957	15.329311	4.29%	0
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.500898	23.543143	9.50%	0
2019	18.273463	21.500898	17.66%	0
2018	19.918254	18.273463	-8.26%	0
2017	17.684112	19.918254	12.63%	0
2016	16.730799	17.684112	5.70%	0
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.144063	14.807100	4.69%	0
2019	13.163149	14.144063	7.45%	0
2018	13.665951	13.163149	-3.68%	0
2017	13.180866	13.665951	3.68%	0
2016	12.886023	13.180866	2.29%	0
2015	13.100919	12.886023	-1.64%	0
2014	12.854567	13.100919	1.92%	0
2013	12.499580	12.854567	2.84%	0
2012	12.115229	12.499580	3.17%	0
2011	11.997676	12.115229	0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.058922	12.369281	2.57%	0
2019	10.878445	12.058922	10.85%	0
2018	11.751427	10.878445	-7.43%	0
2017	10.504480	11.751427	11.87%	0
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.626982	13.170929	4.31%	0
2019	11.168512	12.626982	13.06%	0
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.504234	21.113001	8.25%	0
2019	16.885599	19.504234	15.51%	0
2018	18.251174	16.885599	-7.48%	0
2017	16.474039	18.251174	10.79%	0
2016	15.672722	16.474039	5.11%	0
2015	16.029934	15.672722	-2.23%	0
2014	15.535480	16.029934	3.18%	0
2013	13.578543	15.535480	14.41%	0
2012	12.491556	13.578543	8.70%	0
2011	12.738124	12.491556	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	22.141503	24.398747	10.19%	0
2019	18.526337	22.141503	19.51%	0
2018	20.468790	18.526337	-9.49%	0
2017	17.881620	20.468790	14.47%	0
2016	16.801922	17.881620	6.43%	0
2015	17.253281	16.801922	-2.62%	0
2014	16.756806	17.253281	2.96%	0
2013	13.957831	16.756806	20.05%	0
2012	12.507692	13.957831	11.59%	0
2011	13.026476	12.507692	-3.98%	529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.973106	18.074704	6.49%	0
2019	15.246154	16.973106	11.33%	0
2018	16.145651	15.246154	-5.57%	0
2017	15.069371	16.145651	7.14%	0
2016	14.531676	15.069371	3.70%	0
2015	14.817665	14.531676	-1.93%	0
2014	14.421168	14.817665	2.75%	0
2013	13.304176	14.421168	8.40%	0
2012	12.553192	13.304176	5.98%	0
2011	12.537192	12.553192	0.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.431008	10.961886	5.09%	0
2019*	10.000000	10.431008	4.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.730615	12.185803	13.56%	0
2019*	10.000000	10.730615	7.31%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.325647	28.492302	27.62%	102
2019	17.435098	22.325647	28.05%	102
2018	18.339024	17.435098	-4.93%	102
2017	14.356716	18.339024	27.74%	102
2016	14.320405	14.356716	0.25%	102
2015	14.113074	14.320405	1.47%	102
2014	13.026934	14.113074	8.34%	102
2013	9.855288	13.026934	32.18%	102
2012	8.634450	9.855288	14.14%	102
2011	9.064773	8.634450	-4.75%	102
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.725419	13.368953	5.06%	0
2019	10.903473	12.725419	16.71%	0
2018	11.678821	10.903473	-6.64%	0
2017	10.126795	11.678821	15.33%	0
2016	9.509545	10.126795	6.49%	0
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.642896	15.367525	4.95%	0
2019	12.236540	14.642896	19.67%	0
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.649160	43.913587	16.64%	340
2019	27.887906	37.649160	35.00%	321
2018	28.797698	27.887906	-3.16%	330
2017	23.056341	28.797698	24.90%	338
2016	22.677892	23.056341	1.67%	398
2015	21.996817	22.677892	3.10%	396
2014	20.609271	21.996817	6.73%	407
2013	15.367757	20.609271	34.11%	411
2012	13.199645	15.367757	16.43%	417
2011	13.762172	13.199645	-4.09%	426

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	28.845688	28.719944	-0.44%	68
2019	23.161428	28.845688	24.54%	68
2018	26.047735	23.161428	-11.08%	68
2017	24.431215	26.047735	6.62%	68
2016	20.676952	24.431215	18.16%	68
2015	22.018895	20.676952	-6.09%	68
2014	19.842280	22.018895	10.97%	68
2013	15.334773	19.842280	29.39%	68
2012	13.633442	15.334773	12.48%	68
2011	13.807665	13.633442	-1.26%	68
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.786569	17.87%	256
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.781996	17.82%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.784579	47.476268	10.97%	950
2019	34.709647	42.784579	23.26%	805
2018	39.931829	34.709647	-13.08%	774
2017	35.155631	39.931829	13.59%	743
2016	29.790265	35.155631	18.01%	708
2015	31.156853	29.790265	-4.39%	726
2014	29.025953	31.156853	7.34%	716
2013	22.238454	29.025953	30.52%	693
2012	19.298173	22.238454	15.24%	701
2011	20.184783	19.298173	-4.39%	884
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.274740	20.631566	-3.02%	57
2019	17.511046	21.274740	21.49%	57
2018	20.556511	17.511046	-14.82%	57
2017	18.406237	20.556511	11.68%	57
2016	15.954663	18.406237	15.37%	57
2015	16.746957	15.954663	-4.73%	57
2014	14.588339	16.746957	14.80%	57
2013	10.960352	14.588339	33.10%	57
2012	9.603374	10.960352	14.13%	57
2011	10.021648	9.603374	-4.17%	57

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	31.279254	43.231914	38.21%	0
2019	23.494510	31.279254	33.13%	0
2018	26.018148	23.494510	-9.70%	0
2017	21.229077	26.018148	22.56%	0
2016	19.979800	21.229077	6.25%	0
2015	20.213965	19.979800	-1.16%	0
2014	20.042007	20.213965	0.86%	0
2013	14.158903	20.042007	41.55%	0
2012	12.723961	14.158903	11.28%	0
2011	13.054543	12.723961	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	40.690631	41.974248	3.15%	51
2019	34.855830	40.690631	16.74%	51
2018	42.789272	34.855830	-18.54%	51
2017	39.991101	42.789272	7.00%	51
2016	32.369162	39.991101	23.55%	51
2015	35.110753	32.369162	-7.81%	51
2014	33.442415	35.110753	4.99%	51
2013	24.280315	33.442415	37.73%	51
2012	20.550067	24.280315	18.15%	51
2011	22.066208	20.550067	-6.87%	51
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	42.376425	51.003736	20.36%	0
2019	34.379415	42.376425	23.26%	0
2018	40.117907	34.379415	-14.30%	0
2017	36.032683	40.117907	11.34%	0
2016	29.901346	36.032683	20.51%	0
2015	30.987250	29.901346	-3.50%	0
2014	31.332075	30.987250	-1.10%	0
2013	22.666394	31.332075	38.23%	0
2012	20.005094	22.666394	13.30%	0
2011	21.592138	20.005094	-7.35%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.865822	22.129035	11.39%	0
2019	15.811866	19.865822	25.64%	0
2018	16.926569	15.811866	-6.59%	0
2017	13.818777	16.926569	22.49%	0
2016	12.399098	13.818777	11.45%	0
2015	12.777207	12.399098	-2.96%	0
2014	12.218329	12.777207	4.57%	0
2013	8.660031	12.218329	41.09%	0
2012	7.549156	8.660031	14.72%	0
2011	8.706736	7.549156	-13.30%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.714877	17.482193	11.25%	0
2019	12.506554	15.714877	25.65%	0
2018	13.422316	12.506554	-6.82%	0
2017	10.966224	13.422316	22.40%	0
2016*	10.000000	10.966224	9.66%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.559631	22.863682	11.21%	0
2019	16.632170	20.559631	23.61%	0
2018	17.998413	16.632170	-7.59%	0
2017	15.466333	17.998413	16.37%	0
2016	14.317292	15.466333	8.03%	0
2015	14.642017	14.317292	-2.22%	0
2014	13.494775	14.642017	8.50%	0
2013	9.913066	13.494775	36.13%	0
2012	9.063330	9.913066	9.38%	0
2011	9.541935	9.063330	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.108495	15.879274	-7.18%	148
2019	13.343130	17.108495	28.22%	148
2018	14.158444	13.343130	-5.76%	148
2017	13.551397	14.158444	4.48%	148
2016	12.867480	13.551397	5.32%	148
2015	13.859212	12.867480	-7.16%	148
2014	10.961311	13.859212	26.44%	148
2013	10.843418	10.961311	1.09%	148
2012	9.546776	10.843418	13.58%	148
2011	9.137267	9.546776	4.48%	148
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.241131	32.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.922532	23.032889	15.61%	0
2019	15.521538	19.922532	28.35%	0
2018	16.634560	15.521538	-6.69%	0
2017	13.987068	16.634560	18.93%	0
2016	12.798644	13.987068	9.29%	0
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.017159	10.105129	0.88%	0
2019	9.810205	10.017159	2.11%	0
2018	9.919881	9.810205	-1.11%	0
2017	9.954284	9.919881	-0.35%	0
2016	9.899874	9.954284	0.55%	0
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.965244	19.858119	17.05%	0
2019	13.839448	16.965244	22.59%	0
2018	15.914330	13.839448	-13.04%	0
2017	14.206955	15.914330	12.02%	0
2016	11.980814	14.206955	18.58%	0
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.343406	35.267892	57.84%	285
2019	16.594102	22.343406	34.65%	285
2018	18.161699	16.594102	-8.63%	285
2017	14.492452	18.161699	25.32%	285
2016	13.875269	14.492452	4.45%	315
2015	14.170266	13.875269	-2.08%	318
2014	13.884518	14.170266	2.06%	320
2013	10.186244	13.884518	36.31%	323
2012	9.037104	10.186244	12.72%	325
2011	9.618619	9.037104	-6.05%	329
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.237318	19.513184	37.06%	0
2019	10.954799	14.237318	29.96%	0
2018	11.952081	10.954799	-8.34%	0
2017	9.780484	11.952081	22.20%	0
2016	9.571073	9.780484	2.19%	0
2015*	10.000000	9.571073	-4.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.625515	9.769136	1.49%	0
2019	9.463051	9.625515	1.72%	0
2018	9.549847	9.463051	-0.91%	0
2017	9.648318	9.549847	-1.02%	0
2016	9.716208	9.648318	-0.70%	0
2015	9.886220	9.716208	-1.72%	0
2014	10.016594	9.886220	-1.30%	0
2013	10.148002	10.016594	-1.29%	0
2012	9.889606	10.148002	2.61%	0
2011	10.051591	9.889606	-1.61%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	27.058789	31.737495	17.29%	0
2019	21.911105	27.058789	23.49%	0
2018	23.694694	21.911105	-7.53%	0
2017	20.393752	23.694694	16.19%	0
2016	18.921578	20.393752	7.78%	0
2015	19.377902	18.921578	-2.35%	0
2014	17.895325	19.377902	8.28%	0
2013	13.256754	17.895325	34.99%	0
2012	12.177120	13.256754	8.87%	0
2011	12.807012	12.177120	-4.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.427678	12.097093	5.86%	0
2019	10.424747	11.427678	9.62%	0
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.622788	12.152178	4.55%	0
2019	10.333748	11.622788	12.47%	0
2018	11.069136	10.333748	-6.64%	0
2017	10.277745	11.069136	7.70%	0
2016	9.253570	10.277745	11.07%	0
2015	9.661305	9.253570	-4.22%	0
2014*	10.000000	9.661305	-3.39%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.337182	12.307601	8.56%	0
2019	10.809035	11.337182	4.89%	0
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.885643	10.987393	0.93%	0
2019	10.677514	10.885643	1.95%	0
2018	10.859710	10.677514	-1.68%	0
2017	10.932566	10.859710	-0.67%	0
2016	11.000168	10.932566	-0.61%	0
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	248
2013	11.568009	11.321857	-2.13%	248
2012	11.151424	11.568009	3.74%	248
2011	11.253389	11.151424	-0.91%	248
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.239888	14.510044	9.59%	0
2019	12.446453	13.239888	6.37%	0
2018	12.976006	12.446453	-4.08%	0
2017	12.759386	12.976006	1.70%	0
2016	12.364502	12.759386	3.19%	0
2015	12.954358	12.364502	-4.55%	0
2014	12.809293	12.954358	1.13%	0
2013	14.383125	12.809293	-10.94%	0
2012	13.482135	14.383125	6.68%	0
2011	12.306518	13.482135	9.55%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.133874	10.154111	0.20%	0
2019	10.058939	10.133874	0.74%	0
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.320610	16.327883	6.57%	0
2019	14.413125	15.320610	6.30%	0
2018	14.772956	14.413125	-2.44%	0
2017	14.351952	14.772956	2.93%	0
2016	14.246535	14.351952	0.74%	0
2015	14.459495	14.246535	-1.47%	0
2014	14.135817	14.459495	2.29%	0
2013	14.697017	14.135817	-3.82%	0
2012	13.670063	14.697017	7.51%	0
2011	13.449285	13.670063	1.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.079075	11.795784	6.47%	0
2019	10.433198	11.079075	6.19%	0
2018	10.704355	10.433198	-2.53%	0
2017	10.409667	10.704355	2.83%	0
2016	10.343507	10.409667	0.64%	0
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.848086	13.028800	9.97%	0
2019	9.650213	11.848086	22.78%	0
2018	12.163098	9.650213	-20.66%	0
2017	9.794505	12.163098	24.18%	0
2016*	10.000000	9.794505	-2.05%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.449244	34.49%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.850301	28.50%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.691486	16.627271	21.44%	0
2019	11.674227	13.691486	17.28%	0
2018	13.085296	11.674227	-10.78%	0
2017	12.680545	13.085296	3.19%	0
2016	10.797097	12.680545	17.44%	0
2015	12.572610	10.797097	-14.12%	0
2014	13.291803	12.572610	-5.41%	0
2013	11.198899	13.291803	18.69%	0
2012	10.609484	11.198899	5.56%	0
2011	12.303549	10.609484	-13.77%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.858897	53.082685	26.81%	0
2019	33.172352	41.858897	26.19%	0
2018	33.531154	33.172352	-1.07%	0
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	38.494115	44.276406	15.02%	0
2019	30.046532	38.494115	28.12%	0
2018	40.034969	30.046532	-24.95%	0
2017	27.018631	40.034969	48.18%	0
2016	27.512230	27.018631	-1.79%	0
2015	32.608079	27.512230	-15.63%	0
2014	33.378280	32.608079	-2.31%	0
2013	30.373686	33.378280	9.89%	0
2012	23.853013	30.373686	27.34%	0
2011	32.741650	23.853013	-27.15%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.562948	6.484714	16.57%	0
2019	5.083718	5.562948	9.43%	0
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	20.781568	24.283051	16.85%	0
2019	18.936473	20.781568	9.74%	0
2018	26.917092	18.936473	-29.65%	0
2017	27.910865	26.917092	-3.56%	0
2016	19.796690	27.910865	40.99%	0
2015	30.322955	19.796690	-34.71%	0
2014	38.210651	30.322955	-20.64%	0
2013	35.238709	38.210651	8.43%	0
2012	34.746412	35.238709	1.42%	0
2011	42.392382	34.746412	-18.04%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.750600	10.382862	-3.42%	0
2019*	10.000000	10.750600	7.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.461543	53.342842	54.79%	0
2019	28.141662	34.461543	22.46%	0
2018	28.319212	28.141662	-0.63%	0
2017	22.935331	28.319212	23.47%	0
2016	21.697463	22.935331	5.71%	0
2015	22.774250	21.697463	-4.73%	0
2014	23.659702	22.774250	-3.74%	0
2013	16.053742	23.659702	47.38%	0
2012	15.171283	16.053742	5.82%	0
2011	16.209683	15.171283	-6.41%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.794259	13.154533	2.82%	0
2019	11.322986	12.794259	12.99%	0
2018	12.465354	11.322986	-9.16%	0
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.731578	8.750585	0.22%	0
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	31.042275	31.366236	1.04%	484
2019	26.404507	31.042275	17.56%	541
2018	31.796190	26.404507	-16.96%	576
2017	28.734303	31.796190	10.66%	650
2016	23.482260	28.734303	22.37%	672
2015	25.395362	23.482260	-7.53%	826
2014	23.773638	25.395362	6.82%	923
2013	17.616266	23.773638	34.95%	1,057
2012	15.166319	17.616266	16.15%	1,286
2011	16.926866	15.166319	-10.40%	14,911
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.841325	13.793979	7.42%	0
2019	12.026084	12.841325	6.78%	0
2018	12.622379	12.026084	-4.72%	0
2017	12.416806	12.622379	1.66%	0
2016	12.130833	12.416806	2.36%	0
2015	12.685217	12.130833	-4.37%	0
2014	12.524237	12.685217	1.29%	0
2013	13.956811	12.524237	-10.26%	0
2012	13.255986	13.956811	5.29%	243
2011	12.097934	13.255986	9.57%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	20.589389	22.571841	9.63%	5,089
2019	16.941429	20.589389	21.53%	5,315
2018	18.554560	16.941429	-8.69%	10,149
2017	15.705017	18.554560	18.14%	11,567
2016	14.113430	15.705017	11.28%	12,770
2015	15.251362	14.113430	-7.46%	14,297
2014	13.825928	15.251362	10.31%	31,793
2013	10.381813	13.825928	33.17%	379
2012	9.228119	10.381813	12.50%	38,392
2011	9.127209	9.228119	1.11%	73

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	16.220649	20.020445	23.43%	0
2019	12.882016	16.220649	25.92%	0
2018	15.498898	12.882016	-16.88%	0
2017	12.046720	15.498898	28.66%	0
2016	13.000482	12.046720	-7.34%	0
2015	13.159290	13.000482	-1.21%	0
2014	14.203193	13.159290	-7.35%	0
2013	11.833533	14.203193	20.02%	0
2012	9.961385	11.833533	18.79%	0
2011	11.550144	9.961385	-13.76%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	26.004830	25.806305	-0.76%	0
2019	20.535699	26.004830	26.63%	0
2018	24.031145	20.535699	-14.55%	0
2017	21.941709	24.031145	9.52%	0
2016	18.213956	21.941709	20.47%	0
2015	18.846257	18.213956	-3.36%	206
2014	16.509614	18.846257	14.15%	206
2013	12.940655	16.509614	27.58%	9,234
2012	11.346034	12.940655	14.05%	0
2011	11.652049	11.346034	-2.63%	18,017
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	29.936577	29.639525	-0.99%	0
2019	24.034321	29.936577	24.56%	0
2018	26.984368	24.034321	-10.93%	0
2017	25.305805	26.984368	6.63%	0
2016	21.420637	25.305805	18.14%	0
2015	22.729575	21.420637	-5.76%	0
2014	20.500133	22.729575	10.88%	0
2013	15.871974	20.500133	29.16%	0
2012	14.128973	15.871974	12.34%	0
2011	14.264679	14.128973	-0.95%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	19.867579	25.830255	30.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.432750	11.995874	4.93%	0
2019	10.151388	11.432750	12.62%	0
2018	10.662380	10.151388	-4.79%	0
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.328104	10.991857	6.43%	0
2019	9.650739	10.328104	7.02%	0
2018	9.915255	9.650739	-2.67%	0
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.339524	14.561864	1.55%	0
2019	11.473830	14.339524	24.98%	0
2018	12.640824	11.473830	-9.23%	0
2017	11.066538	12.640824	14.23%	0
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.027143	20.152575	18.36%	1,483
2019	14.747288	17.027143	15.46%	1,965
2018	16.275779	14.747288	-9.39%	2,250
2017	14.597450	16.275779	11.50%	2,468
2016	14.341252	14.597450	1.79%	2,607
2015	14.774408	14.341252	-2.93%	2,788
2014	14.782617	14.774408	-0.06%	3,067
2013	13.176970	14.782617	12.19%	3,293
2012	12.221543	13.176970	7.82%	3,451
2011	12.934953	12.221543	-5.52%	11,831
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.827096	13.563704	5.74%	5,541
2019	10.915013	12.827096	17.52%	5,058
2018	13.204650	10.915013	-17.34%	8,468
2017	11.705856	13.204650	12.80%	8,930
2016	10.362670	11.705856	12.96%	9,795
2015	10.841571	10.362670	-4.42%	10,301
2014*	10.000000	10.841571	8.42%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	31.873585	34.576501	8.48%	0
2019	26.599043	31.873585	19.83%	0
2018	29.806479	26.599043	-10.76%	0
2017	27.043268	29.806479	10.22%	0
2016	21.935993	27.043268	23.28%	64
2015	22.905896	21.935993	-4.23%	0
2014	22.223293	22.905896	3.07%	0
2013	16.107035	22.223293	37.97%	5,264
2012	14.193740	16.107035	13.48%	10,919
2011	14.394447	14.193740	-1.39%	315

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	22.469224	25.998536	15.71%	3,754
2019	17.468611	22.469224	28.63%	4,213
2018	18.684116	17.468611	-6.51%	9,221
2017	15.677641	18.684116	19.18%	10,607
2016	14.312919	15.677641	9.53%	11,999
2015	14.437729	14.312919	-0.86%	13,219
2014	12.982068	14.437729	11.21%	181
2013	10.028284	12.982068	29.45%	11,916
2012	8.837361	10.028284	13.48%	181
2011	8.846637	8.837361	-0.10%	181
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	17.521739	21.328149	21.72%	0
2019	13.300322	17.521739	31.74%	0
2018	14.191054	13.300322	-6.28%	0
2017	12.548297	14.191054	13.09%	0
2016	11.594406	12.548297	8.23%	0
2015	12.215259	11.594406	-5.08%	0
2014	10.980950	12.215259	11.24%	0
2013	8.336222	10.980950	31.73%	0
2012	7.593133	8.336222	9.79%	0
2011	7.674656	7.593133	-1.06%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	22.738062	27.576244	21.28%	0
2019	17.039432	22.738062	33.44%	0
2018	18.658840	17.039432	-8.68%	0
2017	14.944109	18.658840	24.86%	0
2016	14.124101	14.944109	5.81%	0
2015	14.769597	14.124101	-4.37%	0
2014	13.935694	14.769597	5.98%	0
2013	11.736028	13.935694	18.74%	12,967
2012	10.839382	11.736028	8.27%	38,870
2011	10.140574	10.839382	6.89%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	19.666450	23.118960	17.56%	0
2019	16.470526	19.666450	19.40%	0
2018	20.760750	16.470526	-20.67%	0
2017	16.981334	20.760750	22.26%	0
2016	14.792769	16.981334	14.79%	0
2015	15.438510	14.792769	-4.18%	0
2014	15.498509	15.438510	-0.39%	0
2013	10.640615	15.498509	45.65%	0
2012	9.001653	10.640615	18.21%	0
2011	10.655822	9.001653	-15.52%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.928093	11.390775	4.23%	0
2019	9.565016	10.928093	14.25%	0
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.616725	15.938028	-4.08%	0
2019	13.269039	16.616725	25.23%	0
2018	16.295690	13.269039	-18.57%	0
2017	14.870368	16.295690	9.58%	0
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	7,826
2013*	10.000000	12.180737	21.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.675263	10.676349	0.01%	0
2019	10.167816	10.675263	4.99%	0
2018	10.380074	10.167816	-2.04%	0
2017	10.233654	10.380074	1.43%	0
2016	9.579642	10.233654	6.83%	0
2015	9.868071	9.579642	-2.92%	0
2014*	10.000000	9.868071	-1.32%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.263779	18.301528	6.01%	94
2019	16.087816	17.263779	7.31%	94
2018	16.507423	16.087816	-2.54%	94
2017	16.181774	16.507423	2.01%	94
2016	15.894843	16.181774	1.81%	94
2015	16.250537	15.894843	-2.19%	94
2014	15.968031	16.250537	1.77%	7,294
2013	16.118786	15.968031	-0.94%	94
2012	14.983447	16.118786	7.58%	399
2011	14.941082	14.983447	0.28%	179
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.398242	13.343715	28.33%	0
2019	8.208629	10.398242	26.67%	0
2018*	10.000000	8.208629	-17.91%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.045163	17.681996	10.20%	88
2019	14.107189	16.045163	13.74%	102
2018	15.005221	14.107189	-5.98%	110
2017	13.543316	15.005221	10.79%	117
2016	13.119525	13.543316	3.23%	123
2015	13.422313	13.119525	-2.26%	128
2014	13.118660	13.422313	2.31%	140
2013	11.799282	13.118660	11.18%	149
2012	10.775348	11.799282	9.50%	0
2011	11.020494	10.775348	-2.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.735310	18.856566	12.68%	0
2019	14.222351	16.735310	17.67%	0
2018	15.429061	14.222351	-7.82%	0
2017	13.509796	15.429061	14.21%	0
2016	12.992634	13.509796	3.98%	0
2015	13.299781	12.992634	-2.31%	0
2014	12.959802	13.299781	2.62%	0
2013	11.398814	12.959802	13.69%	0
2012	10.271433	11.398814	10.98%	4,691
2011	10.594428	10.271433	-3.05%	4,691
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.958822	20.559390	14.48%	0
2019	14.726483	17.958822	21.95%	0
2018	16.306787	14.726483	-9.69%	0
2017	13.764602	16.306787	18.47%	0
2016	13.178335	13.764602	4.45%	0
2015	13.485745	13.178335	-2.28%	0
2014	13.116325	13.485745	2.82%	0
2013	11.010215	13.116325	19.13%	0
2012	9.724152	11.010215	13.23%	0
2011	10.191951	9.724152	-4.59%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.487098	16.150304	19.75%	0
2019	11.082677	13.487098	21.70%	0
2018	11.829705	11.082677	-6.31%	0
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	31.363636	40.110458	27.89%	0
2019	24.334323	31.363636	28.89%	0
2018	26.543026	24.334323	-8.32%	0
2017	22.231119	26.543026	19.40%	0
2016	21.009737	22.231119	5.81%	0
2015	21.308735	21.009737	-1.40%	0
2014	19.435839	21.308735	9.64%	0
2013	15.114644	19.435839	28.59%	0
2012	13.254352	15.114644	14.04%	0
2011	13.883533	13.254352	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	33.458846	42.725470	27.70%	0
2019	25.994420	33.458846	28.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.710793	5.074241	-34.19%	4,125
2019	7.160644	7.710793	7.68%	2,408
2018	9.708533	7.160644	-26.24%	2,134
2017	10.183696	9.708533	-4.67%	2,356
2016	7.779172	10.183696	30.91%	2,257
2015	10.011524	7.779172	-22.30%	3,352
2014	11.705128	10.011524	-14.47%	2,177
2013	9.616003	11.705128	21.73%	2,176
2012	9.364355	9.616003	2.69%	2,588
2011	10.074056	9.364355	-7.04%	25,283
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.950353	21.886388	4.47%	126
2019	16.781446	20.950353	24.84%	126
2018	18.686938	16.781446	-10.20%	126
2017	16.894229	18.686938	10.61%	126
2016	14.613073	16.894229	15.61%	126
2015	15.539052	14.613073	-5.96%	126
2014	14.586805	15.539052	6.53%	126
2013	11.621368	14.586805	25.52%	301
2012	10.114544	11.621368	14.90%	23,291
2011	10.227459	10.114544	-1.10%	11,339
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.513925	15.311590	5.50%	0
2019	11.414613	14.513925	27.15%	0
2018	12.821584	11.414613	-10.97%	0
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	24.691123	40.793158	65.21%	0
2019	17.897942	24.691123	37.96%	0
2018	16.249743	17.897942	10.14%	0
2017	12.330162	16.249743	31.79%	0
2016	12.543731	12.330162	-1.70%	0
2015	12.128392	12.543731	3.42%	0
2014	11.034111	12.128392	9.92%	0
2013	8.167794	11.034111	35.09%	0
2012	6.973359	8.167794	17.13%	0
2011	6.959986	6.973359	0.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.595520	33.257573	40.95%	0
2019	17.934012	23.595520	31.57%	0
2018	18.343265	17.934012	-2.23%	0
2017	13.856623	18.343265	32.38%	0
2016	14.031307	13.856623	-1.24%	0
2015	13.367587	14.031307	4.97%	0
2014	12.261575	13.367587	9.02%	17,697
2013	9.181324	12.261575	33.55%	0
2012	8.175204	9.181324	12.31%	0
2011	8.325692	8.175204	-1.81%	25,503
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.212598	15.311058	0.65%	48
2019	13.500759	15.212598	12.68%	48
2018	14.285108	13.500759	-5.49%	48
2017	13.606289	14.285108	4.99%	48
2016	12.132368	13.606289	12.15%	48
2015	12.856547	12.132368	-5.63%	48
2014	12.972834	12.856547	-0.90%	48
2013	12.496776	12.972834	3.81%	48
2012	11.161431	12.496776	11.96%	48
2011	10.952852	11.161431	1.90%	48
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.215045	15.227869	7.13%	3,183
2019	13.230128	14.215045	7.44%	3,464
2018	13.580563	13.230128	-2.58%	11,239
2017	13.296966	13.580563	2.13%	10,986
2016	12.960849	13.296966	2.59%	10,919
2015	13.312582	12.960849	-2.64%	11,603
2014	12.838589	13.312582	3.69%	0
2013	13.346125	12.838589	-3.80%	0
2012	12.869751	13.346125	3.70%	0
2011	12.242475	12.869751	5.12%	296

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.867782	22.994469	15.74%	805
2019	16.427378	19.867782	20.94%	987
2018	19.629816	16.427378	-16.31%	1,079
2017	16.585215	19.629816	18.36%	1,189
2016	15.086726	16.585215	9.93%	1,291
2015	15.621085	15.086726	-3.42%	1,444
2014	15.002198	15.621085	4.13%	1,627
2013	11.245121	15.002198	33.41%	1,825
2012	9.994968	11.245121	12.51%	2,356
2011	11.416972	9.994968	-12.46%	21,578
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.848274	17.946938	13.24%	103
2019	12.659917	15.848274	25.18%	106
2018	15.171492	12.659917	-16.55%	106
2017	11.892246	15.171492	27.57%	106
2016	12.782795	11.892246	-6.97%	106
2015	12.597351	12.782795	1.47%	106
2014	13.989630	12.597351	-9.95%	0
2013	10.943426	13.989630	27.84%	0
2012	9.259501	10.943426	18.19%	0
2011	11.409016	9.259501	-18.84%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.227791	10.261166	-8.61%	0
2019	9.313655	11.227791	20.55%	0
2018	10.155525	9.313655	-8.29%	0
2017*	10.000000	10.155525	1.56%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	26.414565	28.017665	6.07%	0
2019	20.060672	26.414565	31.67%	0
2018	24.751809	20.060672	-18.95%	0
2017	21.174754	24.751809	16.89%	0
2016	19.725045	21.174754	7.35%	0
2015	20.751300	19.725045	-4.95%	0
2014	19.836486	20.751300	4.61%	4,644
2013	15.509033	19.836486	27.90%	7,616
2012	12.445310	15.509033	24.62%	0
2011	13.924490	12.445310	-10.62%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.134678	15.486584	9.56%	948
2019	12.027235	14.134678	17.52%	1,178
2018	13.577929	12.027235	-11.42%	1,327
2017	12.365894	13.577929	9.80%	1,503
2016	11.142483	12.365894	10.98%	1,783
2015	12.116992	11.142483	-8.04%	1,966
2014	12.015766	12.116992	0.84%	2,211
2013	9.901081	12.015766	21.36%	2,786
2012	8.755911	9.901081	13.08%	3,005
2011	9.069547	8.755911	-3.46%	3,295
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.959475	16.744087	-1.27%	1,493
2019	14.903402	16.959475	13.80%	1,713
2018	15.885191	14.903402	-6.18%	1,916
2017	14.771344	15.885191	7.54%	2,228
2016	13.211539	14.771344	11.81%	2,325
2015	14.497013	13.211539	-8.87%	2,764
2014	14.132974	14.497013	2.58%	2,871
2013	12.650361	14.132974	11.72%	2,901
2012	11.453388	12.650361	10.45%	2,864
2011	11.408652	11.453388	0.39%	21,871
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.433413	20.043171	3.14%	0
2019	15.686720	19.433413	23.88%	0
2018	18.365434	15.686720	-14.59%	0
2017	16.926627	18.365434	8.50%	0
2016	13.259486	16.926627	27.66%	0
2015	14.601880	13.259486	-9.19%	0
2014	14.807784	14.601880	-1.39%	0
2013	11.085069	14.807784	33.58%	0
2012	9.549979	11.085069	16.07%	0
2011	10.120095	9.549979	-5.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.926944	13.703876	14.90%	127
2019	9.600963	11.926944	24.23%	130
2018	11.630101	9.600963	-17.45%	130
2017	8.447148	11.630101	37.68%	130
2016	7.335223	8.447148	15.16%	130
2015	9.305402	7.335223	-21.17%	130
2014*	10.000000	9.305402	-6.95%	130

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	16.111010	15.652119	-2.85%	0
2019	14.562022	16.111010	10.64%	0
2018	17.530054	14.562022	-16.93%	0
2017	15.277390	17.530054	14.75%	0
2016	14.494737	15.277390	5.40%	0
2015	15.778473	14.494737	-8.14%	0
2014	18.058384	15.778473	-12.63%	0
2013	14.940203	18.058384	20.87%	0
2012	12.848624	14.940203	16.28%	0
2011	14.632090	12.848624	-12.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.692562	8.424338	-3.09%	1,940
2019	7.878355	8.692562	10.33%	2,094
2018	9.503533	7.878355	-17.10%	2,218
2017	8.305522	9.503533	14.42%	2,318
2016	7.903173	8.305522	5.09%	2,517
2015	8.620091	7.903173	-8.32%	2,627
2014*	10.000000	8.620091	-13.80%	2,704
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.417681	8.746329	-7.13%	5,085
2019	9.415450	9.417681	0.02%	5,318
2018	9.421197	9.415450	-0.06%	5,421
2017	9.426518	9.421197	-0.06%	6,046
2016	9.339030	9.426518	0.94%	6,050
2015	9.953269	9.339030	-6.17%	6,142
2014*	10.000000	9.953269	-0.47%	6,858
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.459315	12.718889	2.08%	0
2019	11.352047	12.459315	9.75%	0
2018	12.103922	11.352047	-6.21%	0
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.991730	10.455201	4.64%	0
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.609599	10.118340	5.29%	0
2019	9.332830	9.609599	2.97%	0
2018	10.028380	9.332830	-6.94%	0
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.387239	15.044740	4.57%	0
2019	12.086668	14.387239	19.03%	0
2018	13.425163	12.086668	-9.97%	0
2017	11.899550	13.425163	12.82%	0
2016	10.994710	11.899550	8.23%	0
2015	11.288588	10.994710	-2.60%	0
2014	10.964418	11.288588	2.96%	0
2013	9.374498	10.964418	16.96%	0
2012	8.202219	9.374498	14.29%	0
2011	9.935528	8.202219	-17.45%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.874029	27.038199	29.53%	0
2019	16.042681	20.874029	30.12%	0
2018	17.614687	16.042681	-8.92%	0
2017	14.409250	17.614687	22.25%	0
2016	13.524712	14.409250	6.54%	0
2015	13.804673	13.524712	-2.03%	0
2014	12.454017	13.804673	10.85%	0
2013	9.731500	12.454017	27.98%	0
2012	8.571877	9.731500	13.53%	0
2011	9.137352	8.571877	-6.19%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.745256	19.589324	10.39%	0
2019	15.068013	17.745256	17.77%	0
2018	16.303247	15.068013	-7.58%	0
2017	14.535264	16.303247	12.16%	0
2016	13.723583	14.535264	5.91%	0
2015	13.981542	13.723583	-1.84%	0
2014	13.362883	13.981542	4.63%	0
2013	11.920358	13.362883	12.10%	0
2012	10.732006	11.920358	11.07%	0
2011	10.873884	10.732006	-1.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.290459	20.267934	-0.11%	0
2019	16.723829	20.290459	21.33%	0
2018	19.086307	16.723829	-12.38%	0
2017	16.959032	19.086307	12.54%	0
2016	14.093916	16.959032	20.33%	0
2015	15.083261	14.093916	-6.56%	0
2014	14.295197	15.083261	5.51%	0
2013	10.944443	14.295197	30.62%	0
2012	9.664296	10.944443	13.25%	0
2011	10.303988	9.664296	-6.21%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.880358	19.371404	2.60%	0
2019	17.237309	18.880358	9.53%	0
2018	18.337892	17.237309	-6.00%	0
2017	17.604173	18.337892	4.17%	0
2016	15.276945	17.604173	15.23%	0
2015	16.221982	15.276945	-5.83%	0
2014	16.138915	16.221982	0.51%	0
2013	15.328255	16.138915	5.29%	0
2012	13.610299	15.328255	12.62%	0
2011	13.885445	13.610299	-1.98%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.651206	21.022930	-2.90%	0
2019	18.014468	21.651206	20.19%	0
2018	21.039544	18.014468	-14.38%	0
2017	20.691574	21.039544	1.68%	0
2016	16.667319	20.691574	24.14%	0
2015	18.203625	16.667319	-8.44%	0
2014	18.825768	18.203625	-3.30%	0
2013	14.035682	18.825768	34.13%	0
2012	11.978663	14.035682	17.17%	0
2011	12.806623	11.978663	-6.47%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	22.124520	22.626157	2.27%	0
2019	17.809263	22.124520	24.23%	0
2018	20.873917	17.809263	-14.68%	0
2017	18.721378	20.873917	11.50%	0
2016	15.062683	18.721378	24.29%	0
2015	16.482087	15.062683	-8.61%	0
2014	16.657813	16.482087	-1.05%	0
2013	12.742639	16.657813	30.72%	0
2012	11.096947	12.742639	14.83%	0
2011	12.234161	11.096947	-9.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.334399	26.283084	29.25%	0
2019	16.501140	20.334399	23.23%	0
2018	18.765028	16.501140	-12.06%	0
2017	15.637330	18.765028	20.00%	0
2016	14.056157	15.637330	11.25%	0
2015	14.523735	14.056157	-3.22%	0
2014	13.614345	14.523735	6.68%	0
2013	9.823943	13.614345	38.58%	0
2012	8.981916	9.823943	9.37%	0
2011	9.343252	8.981916	-3.87%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	23.109739	31.241209	35.19%	0
2019	17.599280	23.109739	31.31%	0
2018	18.628363	17.599280	-5.52%	0
2017	14.601563	18.628363	27.58%	0
2016	13.696651	14.601563	6.61%	0
2015	13.242009	13.696651	3.43%	0
2014	11.719601	13.242009	12.99%	0
2013	9.318019	11.719601	25.77%	0
2012	8.584014	9.318019	8.55%	0
2011	9.149801	8.584014	-6.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.957990	32.044855	39.58%	0
2019	17.121351	22.957990	34.09%	0
2018	18.120616	17.121351	-5.51%	0
2017	14.511983	18.120616	24.87%	0
2016	14.471603	14.511983	0.28%	0
2015	14.055689	14.471603	2.96%	0
2014	13.219544	14.055689	6.33%	0
2013	9.620807	13.219544	37.41%	0
2012*	10.000000	9.620807	-3.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	26.075386	36.304739	39.23%	0
2019	19.493187	26.075386	33.77%	0
2018	20.687989	19.493187	-5.78%	61
2017	16.609113	20.687989	24.56%	0
2016	16.603631	16.609113	0.03%	0
2015	16.165960	16.603631	2.71%	0
2014	15.242376	16.165960	6.06%	0
2013	11.120068	15.242376	37.07%	0
2012	10.001775	11.120068	11.18%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	23.847289	31.937738	33.93%	0
2019	17.857701	23.847289	33.54%	0
2018	19.321920	17.857701	-7.58%	0
2017	15.536080	19.321920	24.37%	0
2016	16.201025	15.536080	-4.10%	0
2015	15.957775	16.201025	1.52%	0
2014	14.102141	15.957775	13.16%	0
2013	11.085656	14.102141	27.21%	0
2012	9.907754	11.085656	11.89%	0
2011	10.221850	9.907754	-3.07%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.753182	25.399477	11.63%	0
2019	17.993835	22.753182	26.45%	0
2018	20.257086	17.993835	-11.17%	0
2017	18.253805	20.257086	10.97%	0
2016	16.882957	18.253805	8.12%	0
2015	18.273156	16.882957	-7.61%	0
2014	17.232761	18.273156	6.04%	0
2013	13.598028	17.232761	26.73%	0
2012	12.178461	13.598028	11.66%	0
2011	12.428019	12.178461	-2.01%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	23.639161	32.609357	37.95%	237
2019	17.299565	23.639161	36.65%	275
2018	18.788538	17.299565	-7.92%	409
2017	14.877489	18.788538	26.29%	432
2016	14.826462	14.877489	0.34%	237
2015	14.184296	14.826462	4.53%	237
2014	13.675409	14.184296	3.72%	237
2013	10.256500	13.675409	33.33%	237
2012	8.983442	10.256500	14.17%	237
2011	9.062436	8.983442	-0.87%	228
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.597803	45.98%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.223855	17.490673	7.81%	0
2019	13.746840	16.223855	18.02%	0
2018	15.494520	13.746840	-11.28%	0
2017	14.231799	15.494520	8.87%	0
2016	12.607199	14.231799	12.89%	0
2015	13.159816	12.607199	-4.20%	0
2014	12.309424	13.159816	6.91%	0
2013	10.028616	12.309424	22.74%	0
2012	9.085872	10.028616	10.38%	0
2011*	10.000000	9.085872	-9.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	24.846965	31.095846	25.15%	111
2019	19.228705	24.846965	29.22%	114
2018	22.591017	19.228705	-14.88%	114
2017	16.857822	22.591017	34.01%	114
2016	17.178106	16.857822	-1.86%	114
2015	16.854989	17.178106	1.92%	314
2014	16.805006	16.854989	0.30%	314
2013	13.462774	16.805006	24.83%	0
2012	11.323222	13.462774	18.90%	104
2011	12.591968	11.323222	-10.08%	104
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.702861	12.640224	-14.03%	0
2019	12.191259	14.702861	20.60%	0
2018	13.250241	12.191259	-7.99%	0
2017	11.953193	13.250241	10.85%	0
2016	11.946524	11.953193	0.06%	0
2015	12.367218	11.946524	-3.40%	0
2014	11.004243	12.367218	12.39%	0
2013	10.926639	11.004243	0.71%	0
2012	8.698382	10.926639	25.62%	0
2011	9.488659	8.698382	-8.33%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.638928	10.786181	1.38%	0
2019	9.792543	10.638928	8.64%	0
2018	10.447847	9.792543	-6.27%	0
2017	10.026153	10.447847	4.21%	0
2016	9.597963	10.026153	4.46%	0
2015	10.015262	9.597963	-4.17%	0
2014	9.932500	10.015262	0.83%	0
2013	10.143468	9.932500	-2.08%	0
2012*	10.000000	10.143468	1.43%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	26.424394	29.655534	12.23%	0
2019	20.338847	26.424394	29.92%	0
2018	20.559707	20.338847	-1.07%	0
2017	18.102387	20.559707	13.57%	0
2016	20.851296	18.102387	-13.18%	0
2015	20.614002	20.851296	1.15%	0
2014	17.568324	20.614002	17.34%	0
2013	12.748860	17.568324	37.80%	0
2012	10.755250	12.748860	18.54%	0
2011	10.551925	10.755250	1.93%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	24.787397	27.705450	11.77%	0
2019	19.662248	24.787397	26.07%	0
2018	23.588280	19.662248	-16.64%	0
2017	19.557271	23.588280	20.61%	0
2016	20.035637	19.557271	-2.39%	0
2015	20.924531	20.035637	-4.25%	0
2014	21.270225	20.924531	-1.63%	0
2013	18.227434	21.270225	16.69%	0
2012	16.091361	18.227434	13.27%	0
2011	17.597144	16.091361	-8.56%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	21.866867	24.429785	11.72%	282
2019	16.884821	21.866867	29.51%	282
2018	18.697098	16.884821	-9.69%	282
2017	16.309856	18.697098	14.64%	282
2016	14.902087	16.309856	9.45%	282
2015	14.708908	14.902087	1.31%	282
2014	13.551009	14.708908	8.54%	282
2013	10.487961	13.551009	29.21%	282
2012	9.152790	10.487961	14.59%	428
2011	9.335789	9.152790	-1.96%	419
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.868269	16.949767	6.82%	0
2019	12.943199	15.868269	22.60%	0
2018	14.934494	12.943199	-13.33%	0
2017	13.284075	14.934494	12.42%	0
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.006446	24.701570	17.59%	1,940
2019	16.939995	21.006446	24.01%	1,980
2018	19.268117	16.939995	-12.08%	4,188
2017	17.213384	19.268117	11.94%	4,583
2016	14.870168	17.213384	15.76%	5,367
2015	16.116702	14.870168	-7.73%	5,579
2014	14.684799	16.116702	9.75%	0
2013	10.620520	14.684799	38.27%	0
2012	9.180841	10.620520	15.68%	0
2011	9.574904	9.180841	-4.12%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.641202	12.629207	18.68%	0
2019	8.481938	10.641202	25.46%	0
2018	10.754339	8.481938	-21.13%	0
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.995853	32.376029	11.66%	460
2019	24.283881	28.995853	19.40%	576
2018	26.194367	24.283881	-7.29%	680
2017	22.586495	26.194367	15.97%	773
2016	23.641642	22.586495	-4.46%	840
2015	26.307740	23.641642	-10.13%	834
2014	28.322324	26.307740	-7.11%	850
2013	23.083928	28.322324	22.69%	885
2012	19.755670	23.083928	16.85%	1,057
2011	21.712454	19.755670	-9.01%	11,187
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	26.689564	27.746524	3.96%	142
2019	24.480292	26.689564	9.02%	150
2018	25.509352	24.480292	-4.03%	158
2017	24.386539	25.509352	4.60%	169
2016	21.405264	24.386539	13.93%	176
2015	23.349943	21.405264	-8.33%	311
2014	23.369183	23.349943	-0.08%	10,886
2013	21.569212	23.369183	8.35%	11,390
2012	18.542604	21.569212	16.32%	16,041
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.698027	52.154365	46.10%	0
2019	26.393804	35.698027	35.25%	25
2018	26.937472	26.393804	-2.02%	114
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	0
2015	22.521384	20.805772	-7.62%	159
2014	21.293609	22.521384	5.77%	159
2013	16.713295	21.293609	27.41%	159
2012	15.010965	16.713295	11.34%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.262550	11.094003	8.10%	0
2019	9.578021	10.262550	7.15%	0
2018	9.896884	9.578021	-3.22%	0
2017	9.765727	9.896884	1.34%	0
2016	9.742955	9.765727	0.23%	0
2015*	10.000000	9.742955	-2.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	25.457915	34.705618	36.33%	782
2019	18.972401	25.457915	34.18%	5,076
2018	19.024896	18.972401	-0.28%	5,431
2017	14.925078	19.024896	27.47%	5,703
2016	14.931045	14.925078	-0.04%	6,042
2015	13.604010	14.931045	9.75%	6,188
2014	12.791406	13.604010	6.35%	6,796
2013	9.967213	12.791406	28.33%	7,242
2012	8.207635	9.967213	21.44%	7,830
2011	8.994951	8.207635	-8.75%	9,045
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	15.777505	23.317982	47.79%	1,816
2019	11.111190	15.777505	42.00%	2,743
2018	11.231339	11.111190	-1.07%	6,751
2017	7.903931	11.231339	42.10%	8,500
2016	7.079963	7.903931	11.64%	10,472
2015	6.900209	7.079963	2.61%	12,315
2014	6.435836	6.900209	7.22%	0
2013	4.848009	6.435836	32.75%	560
2012	4.149957	4.848009	16.82%	0
2011	4.633509	4.149957	-10.44%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.366175	14.067749	13.76%	1,185
2019	9.953759	12.366175	24.24%	1,480
2018	11.963849	9.953759	-16.80%	1,740
2017	9.327645	11.963849	28.26%	1,775
2016	10.196610	9.327645	-8.52%	2,135
2015	11.403538	10.196610	-10.58%	2,484
2014	13.231665	11.403538	-13.82%	1,972
2013	11.808355	13.231665	12.05%	1,915
2012	10.641203	11.808355	10.97%	2,276
2011	16.039588	10.641203	-33.66%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	30.633044	30.146740	-1.59%	0
2019	24.646488	30.633044	24.29%	0
2018	28.514667	24.646488	-13.57%	0
2017	25.561573	28.514667	11.55%	0
2016	22.728467	25.561573	12.47%	0
2015	23.812843	22.728467	-4.55%	0
2014	21.098926	23.812843	12.86%	5,277
2013	16.264651	21.098926	29.72%	12,584
2012	13.780770	16.264651	18.02%	23,152
2011	13.756986	13.780770	0.17%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.128720	9.804521	-3.20%	0
2019	8.743844	10.128720	15.84%	0
2018	10.950979	8.743844	-20.15%	0
2017	8.736885	10.950979	25.34%	0
2016	7.377125	8.736885	18.43%	0
2015	9.411567	7.377125	-21.62%	0
2014*	10.000000	9.411567	-5.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.431762	10.988018	5.33%	0
2019	9.813871	10.431762	6.30%	0
2018	10.113958	9.813871	-2.97%	0
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.374188	46.213472	42.75%	0
2019	23.371337	32.374188	38.52%	27
2018	24.255430	23.371337	-3.64%	0
2017	19.580366	24.255430	23.88%	0
2016	18.353788	19.580366	6.68%	0
2015	19.129317	18.353788	-4.05%	0
2014	21.090494	19.129317	-9.30%	0
2013	15.231485	21.090494	38.47%	1,518
2012	12.849778	15.231485	18.54%	11,274
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.427667	28.770878	1.21%	0
2019	22.387367	28.427667	26.98%	0
2018	25.473492	22.387367	-12.12%	0
2017	22.137962	25.473492	15.07%	0
2016	19.843377	22.137962	11.56%	0
2015	20.428832	19.843377	-2.87%	0
2014	18.906223	20.428832	8.05%	0
2013	14.220204	18.906223	32.95%	0
2012	12.515839	14.220204	13.62%	0
2011	12.824054	12.515839	-2.40%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.810127	12.242320	13.25%	0
2019*	10.000000	10.810127	8.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.927477	24.665705	17.86%	3,521
2019	16.986135	20.927477	23.20%	4,067
2018	19.192306	16.986135	-11.50%	9,309
2017	15.433584	19.192306	24.35%	9,923
2016	15.157397	15.433584	1.82%	10,561
2015	14.539877	15.157397	4.25%	11,693
2014	14.662964	14.539877	-0.84%	25,232
2013	11.716593	14.662964	25.15%	9,949
2012	10.307925	11.716593	13.67%	23,438
2011	10.702750	10.307925	-3.69%	20,820
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.264009	32.64%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.575142	35.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.687915	14.467782	5.70%	9,343
2019	12.590268	13.687915	8.72%	9,571
2018	12.926239	12.590268	-2.60%	22,298
2017	12.407946	12.926239	4.18%	21,933
2016	11.925252	12.407946	4.05%	21,785
2015	12.242143	11.925252	-2.59%	23,111
2014	11.576265	12.242143	5.75%	19,154
2013	11.844041	11.576265	-2.26%	0
2012	11.038130	11.844041	7.30%	164
2011	10.655266	11.038130	3.59%	84
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	34.639590	35.847372	3.49%	0
2019	30.921475	34.639590	12.02%	0
2018	33.893995	30.921475	-8.77%	0
2017	31.506801	33.893995	7.58%	0
2016	29.063991	31.506801	8.40%	0
2015	29.976537	29.063991	-3.04%	0
2014	29.703188	29.976537	0.92%	0
2013	33.198917	29.703188	-10.53%	0
2012	28.704903	33.198917	15.66%	0
2011	27.350685	28.704903	4.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.535050	11.147682	-3.36%	0
2019	9.200502	11.535050	25.37%	0
2018	10.188317	9.200502	-9.70%	0
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	17.549625	19.086032	8.75%	0
2019	15.197883	17.549625	15.47%	0
2018	16.580283	15.197883	-8.34%	0
2017	14.563105	16.580283	13.85%	0
2016	14.067428	14.563105	3.52%	0
2015	15.327491	14.067428	-8.22%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.667356	23.129191	11.91%	0
2019	16.998493	20.667356	21.58%	0
2018	18.680041	16.998493	-9.00%	0
2017	16.210537	18.680041	15.23%	0
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	0
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0
2011	11.276729	10.956550	-2.84%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.615728	32.012709	48.10%	269
2019	16.557010	21.615728	30.55%	2,681
2018	20.215256	16.557010	-18.10%	2,681
2017	16.391439	20.215256	23.33%	2,681
2016	17.078928	16.391439	-4.03%	2,681
2015	17.504666	17.078928	-2.43%	2,681
2014	18.034662	17.504666	-2.94%	2,681
2013	15.155574	18.034662	19.00%	0
2012	13.335045	15.155574	13.65%	0
2011	14.997924	13.335045	-11.09%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.378935	20.182569	9.81%	119
2019	15.519128	18.378935	18.43%	137
2018	16.659012	15.519128	-6.84%	144
2017	14.672143	16.659012	13.54%	158
2016	13.727661	14.672143	6.88%	174
2015	13.864243	13.727661	-0.99%	189
2014	13.467867	13.864243	2.94%	206
2013	11.141370	13.467867	20.88%	2,959
2012	9.820076	11.141370	13.46%	41,166
2011	9.922759	9.820076	-1.03%	4,751

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.490699	12.303860	7.08%	0
2019	10.753223	11.490699	6.86%	0
2018	11.087281	10.753223	-3.01%	0
2017	10.955312	11.087281	1.20%	0
2016	10.884112	10.955312	0.65%	0
2015	11.126283	10.884112	-2.18%	0
2014	10.809399	11.126283	2.93%	0
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
2011	10.606108	10.995134	3.67%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.679469	28.893005	27.40%	124
2019	17.161755	22.679469	32.15%	127
2018	19.326108	17.161755	-11.20%	127
2017	15.048988	19.326108	28.42%	127
2016	15.318758	15.048988	-1.76%	127
2015	14.663961	15.318758	4.47%	127
2014	14.686033	14.663961	-0.15%	127
2013	11.643199	14.686033	26.13%	127
2012	9.726901	11.643199	19.70%	345
2011	10.938302	9.726901	-11.07%	375
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.398597	36.242801	48.54%	430
2019	19.099330	24.398597	27.75%	695
2018	19.610087	19.099330	-2.60%	859
2017	15.648893	19.610087	25.31%	1,029
2016	14.632935	15.648893	6.94%	1,213
2015	14.022697	14.632935	4.35%	1,363
2014	13.234019	14.022697	5.96%	1,634
2013	10.413584	13.234019	27.08%	1,888
2012	9.046835	10.413584	15.11%	2,122
2011	9.680230	9.046835	-6.54%	2,425
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.546997	21.672362	10.87%	0
2019	15.863919	19.546997	23.22%	0
2018	16.542715	15.863919	-4.10%	0
2017	13.836706	16.542715	19.56%	0
2016	12.702711	13.836706	8.93%	0
2015	12.816088	12.702711	-0.88%	0
2014	11.858170	12.816088	8.08%	0
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
2011	8.266547	7.924459	-4.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.433476	17.787512	2.03%	88
2019	16.286867	17.433476	7.04%	92
2018	17.011506	16.286867	-4.26%	100
2017	16.315842	17.011506	4.26%	101
2016	15.315139	16.315842	6.53%	101
2015	16.084637	15.315139	-4.78%	107
2014	15.791237	16.084637	1.86%	8,529
2013	16.288457	15.791237	-3.05%	9,304
2012	14.800176	16.288457	10.06%	14,565
2011	14.300383	14.800176	3.49%	14,854
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	21.628223	23.402278	8.20%	243
2019	17.058906	21.628223	26.79%	243
2018	17.400657	17.058906	-1.96%	243
2017	14.723801	17.400657	18.18%	243
2016	13.480481	14.723801	9.22%	243
2015	13.621178	13.480481	-1.03%	243
2014	12.387281	13.621178	9.96%	243
2013	9.636411	12.387281	28.55%	243
2012	8.605305	9.636411	11.98%	317
2011	8.729935	8.605305	-1.43%	307
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	19.244020	19.553506	1.61%	0
2019	15.416290	19.244020	24.83%	0
2018	16.954958	15.416290	-9.08%	0
2017	14.653971	16.954958	15.70%	0
2016	12.677029	14.653971	15.59%	0
2015	13.798357	12.677029	-8.13%	0
2014	12.890914	13.798357	7.04%	0
2013	9.692667	12.890914	33.00%	14,150
2012	8.345003	9.692667	16.15%	0
2011	8.713248	8.345003	-4.23%	49,501
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.799916	13.252909	12.31%	0
2019	10.469826	11.799916	12.70%	0
2018	11.667626	10.469826	-10.27%	0
2017	10.046939	11.667626	16.13%	0
2016*	10.000000	10.046939	0.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.714981	17.343774	10.36%	0
2019	12.929530	15.714981	21.54%	0
2018	14.775950	12.929530	-12.50%	0
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.102902	15.166469	7.54%	0
2019	12.380298	14.102902	13.91%	0
2018	13.467439	12.380298	-8.07%	0
2017	12.257304	13.467439	9.87%	0
2016	11.780796	12.257304	4.04%	0
2015	12.143745	11.780796	-2.99%	0
2014	11.874946	12.143745	2.26%	0
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
2011	10.027838	9.700454	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.187991	16.599487	9.29%	0
2019	12.882537	15.187991	17.90%	0
2018	14.307720	12.882537	-9.96%	0
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	0
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
2011	9.613325	9.101244	-5.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.351534	13.030261	5.50%	0
2019	11.382568	12.351534	8.51%	0
2018	11.920765	11.382568	-4.51%	0
2017	11.430372	11.920765	4.29%	0
2016	11.143052	11.430372	2.58%	0
2015	11.448690	11.143052	-2.67%	0
2014	11.299369	11.448690	1.32%	0
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
2011	10.478811	10.419919	-0.56%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.021049	12.380893	2.99%	0
2019	10.768381	12.021049	11.63%	0
2018	11.812087	10.768381	-8.84%	0
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.505752	13.164312	5.27%	0
2019	11.050914	12.505752	13.16%	0
2018	12.129939	11.050914	-8.90%	0
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.693190	15.946721	8.53%	0
2019	12.683946	14.693190	15.84%	0
2018	13.924425	12.683946	-8.91%	0
2017	12.459980	13.924425	11.75%	0
2016	11.904805	12.459980	4.66%	0
2015	12.272399	11.904805	-3.00%	0
2014	11.969453	12.272399	2.53%	0
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
2011	9.821305	9.405547	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.437615	16.992366	10.07%	0
2019	12.881014	15.437615	19.85%	0
2018	14.518437	12.881014	-11.28%	0
2017	12.540346	14.518437	15.77%	0
2016	11.886699	12.540346	5.50%	0
2015	12.308708	11.886699	-3.43%	0
2014	12.005828	12.308708	2.52%	0
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
2011	9.382225	8.769858	-6.53%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.607953	14.550819	6.93%	0
2019	12.142053	13.607953	12.07%	0
2018	13.004341	12.142053	-6.63%	0
2017	12.069112	13.004341	7.75%	0
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	0
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
2011	10.192952	9.967594	-2.21%	189
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.675270	15.134435	3.13%	0
2019	13.305697	14.675270	10.29%	0
2018	16.097531	13.305697	-17.34%	0
2017	13.377552	16.097531	20.33%	0
2016	13.492419	13.377552	-0.85%	0
2015	14.319716	13.492419	-5.78%	0
2014	15.899946	14.319716	-9.94%	0
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
2011	13.414082	11.518399	-14.13%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.733895	17.34%	71
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.905352	13.541000	4.93%	0
2019	12.081508	12.905352	6.82%	0
2018	12.374988	12.081508	-2.37%	0
2017	12.088872	12.374988	2.37%	0
2016	11.702954	12.088872	3.30%	0
2015	12.022297	11.702954	-2.66%	0
2014	11.671367	12.022297	3.01%	0
2013	12.135479	11.671367	-3.82%	163
2012	11.486754	12.135479	5.65%	280
2011	10.989796	11.486754	4.52%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.355628	14.279038	6.91%	0
2019	12.428841	13.355628	7.46%	0
2018	12.864380	12.428841	-3.39%	0
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	0
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	76

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.503237	10.683817	1.72%	0
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	22.787137	25.313862	11.09%	950
2019	18.902916	22.787137	20.55%	1,225
2018	23.347669	18.902916	-19.04%	1,440
2017	16.826721	23.347669	38.75%	1,398
2016	15.931024	16.826721	5.62%	1,854
2015	19.342015	15.931024	-17.64%	1,956
2014	20.876362	19.342015	-7.35%	1,859
2013	21.133996	20.876362	-1.22%	0
2012	18.389080	21.133996	14.93%	0
2011	24.160228	18.389080	-23.89%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.743694	21.562666	3.95%	2,232
2019	18.438258	20.743694	12.50%	2,230
2018	19.388470	18.438258	-4.90%	4,877
2017	18.521482	19.388470	4.68%	4,905
2016	16.546399	18.521482	11.94%	5,045
2015	17.327297	16.546399	-4.51%	5,415
2014	17.232413	17.327297	0.55%	192
2013	16.414245	17.232413	4.98%	187
2012	14.614117	16.414245	12.32%	187
2011	14.355984	14.614117	1.80%	473
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.834075	15.429562	4.01%	0
2019	14.236402	14.834075	4.20%	0
2018	14.528080	14.236402	-2.01%	0
2017	14.513699	14.528080	0.10%	0
2016	14.692571	14.513699	-1.22%	0
2015	15.001099	14.692571	-2.06%	0
2014	14.630923	15.001099	2.53%	0
2013	15.552669	14.630923	-5.93%	0
2012	15.392237	15.552669	1.04%	0
2011	14.635642	15.392237	5.17%	120
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.225591	9.067715	-1.71%	216
2019	9.244387	9.225591	-0.20%	216
2018	9.299923	9.244387	-0.60%	216
2017	9.444558	9.299923	-1.53%	216
2016	9.631133	9.444558	-1.94%	216
2015	9.822679	9.631133	-1.95%	216
2014	10.018031	9.822679	-1.95%	868
2013	10.217266	10.018031	-1.95%	864
2012	10.421021	10.217266	-1.96%	699
2011	10.627691	10.421021	-1.94%	699

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.388461	15.229219	5.84%	3,204
2019	12.319066	14.388461	16.80%	3,170
2018	14.702009	12.319066	-16.21%	6,485
2017	11.763899	14.702009	24.98%	6,483
2016	11.893861	11.763899	-1.09%	7,286
2015	12.512984	11.893861	-4.95%	7,268
2014	12.819355	12.512984	-2.39%	328
2013	11.095571	12.819355	15.54%	0
2012	9.788870	11.095571	13.35%	0
2011	11.063583	9.788870	-11.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.815062	11.359940	5.04%	0
2019	9.100608	10.815062	18.84%	0
2018	10.809728	9.100608	-15.81%	0
2017	8.857738	10.809728	22.04%	0
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	0
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
2011	8.598280	7.347534	-14.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.322422	25.798490	10.62%	0
2019	19.223953	23.322422	21.32%	0
2018	21.513512	19.223953	-10.64%	0
2017	18.525846	21.513512	16.13%	0
2016	17.259174	18.525846	7.34%	0
2015	17.779905	17.259174	-2.93%	0
2014	17.272429	17.779905	2.94%	0
2013	13.843736	17.272429	24.77%	0
2012	12.182302	13.843736	13.64%	0
2011	12.932550	12.182302	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.554030	18.830739	7.27%	0
2019	15.521865	17.554030	13.09%	0
2018	16.639227	15.521865	-6.72%	0
2017	15.269557	16.639227	8.97%	0
2016	14.649101	15.269557	4.24%	0
2015	14.966448	14.649101	-2.12%	0
2014	14.594888	14.966448	2.55%	0
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
2011	12.369869	12.236480	-1.08%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.384287	23.403514	9.44%	0
2019	18.183629	21.384287	17.60%	0
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	0
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.015392	14.664908	4.63%	0
2019	13.050044	14.015392	7.40%	0
2018	13.555475	13.050044	-3.73%	0
2017	13.080952	13.555475	3.63%	0
2016	12.794847	13.080952	2.24%	0
2015	13.014852	12.794847	-1.69%	0
2014	12.776631	13.014852	1.86%	0
2013	12.430127	12.776631	2.79%	0
2012	12.054063	12.430127	3.12%	0
2011	11.943182	12.054063	0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.018015	12.321032	2.52%	0
2019	10.847076	12.018015	10.79%	0
2018	11.723551	10.847076	-7.48%	0
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.584132	13.119554	4.25%	0
2019	11.136286	12.584132	13.00%	0
2018	12.091059	11.136286	-7.90%	0
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.326761	20.910214	8.19%	248
2019	16.740487	19.326761	15.45%	258
2018	18.103607	16.740487	-7.53%	262
2017	16.349158	18.103607	10.73%	269
2016	15.561819	16.349158	5.06%	276
2015	15.924627	15.561819	-2.28%	281
2014	15.441296	15.924627	3.13%	292
2013	13.503101	15.441296	14.35%	2,392
2012	12.428500	13.503101	8.65%	172
2011	12.680271	12.428500	-1.99%	172
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.940029	24.164405	10.14%	0
2019	18.367111	21.940029	19.45%	0
2018	20.303282	18.367111	-9.54%	0
2017	17.746049	20.303282	14.41%	0
2016	16.683015	17.746049	6.37%	0
2015	17.139917	16.683015	-2.67%	0
2014	16.655188	17.139917	2.91%	0
2013	13.880254	16.655188	19.99%	0
2012	12.444534	13.880254	11.54%	0
2011	12.967297	12.444534	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.818682	17.901137	6.44%	0
2019	15.115145	16.818682	11.27%	0
2018	16.015119	15.115145	-5.62%	0
2017	14.955138	16.015119	7.09%	0
2016	14.428852	14.955138	3.65%	0
2015	14.720322	14.428852	-1.98%	0
2014	14.333729	14.720322	2.70%	0
2013	13.230248	14.333729	8.34%	0
2012	12.489824	13.230248	5.93%	0
2011	12.480250	12.489824	0.08%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.427445	10.952559	5.04%	0
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.726956	12.175430	13.50%	0
2019*	10.000000	10.726956	7.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.193297	28.308966	27.56%	440
2019	17.340573	22.193297	27.98%	451
2018	18.248968	17.340573	-4.98%	451
2017	14.293479	18.248968	27.67%	451
2016	14.264573	14.293479	0.20%	451
2015	14.065216	14.264573	1.42%	451
2014	12.989381	14.065216	8.28%	451
2013	9.831886	12.989381	32.11%	451
2012	8.618346	9.831886	14.08%	1,223
2011	9.052466	8.618346	-4.80%	1,328
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.690005	13.324951	5.00%	0
2019	10.878676	12.690005	16.65%	0
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.602158	15.316945	4.90%	0
2019	12.208720	14.602158	19.60%	0
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.445045	43.653247	16.58%	661
2019	27.750843	37.445045	34.93%	2,622
2018	28.670864	27.750843	-3.21%	2,745
2017	22.966455	28.670864	24.84%	2,877
2016	22.600976	22.966455	1.62%	2,995
2015	21.933392	22.600976	3.04%	3,048
2014	20.560319	21.933392	6.68%	3,213
2013	15.339073	20.560319	34.04%	3,399
2012	13.181732	15.339073	16.37%	3,850
2011	13.750496	13.181732	-4.14%	4,092

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	28.689239	28.549609	-0.49%	101
2019	23.047548	28.689239	24.48%	1,849
2018	25.932960	23.047548	-11.13%	3,636
2017	24.335937	25.932960	6.56%	3,914
2016	20.606789	24.335937	18.10%	4,260
2015	21.955383	20.606789	-6.14%	5,106
2014	19.795144	21.955383	10.91%	273
2013	15.306133	19.795144	29.33%	6,404
2012	13.614932	15.306133	12.42%	154
2011	13.795938	13.614932	-1.31%	154
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.784753	17.85%	4,610
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.780181	17.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	42.336123	46.954687	10.91%	149
2019	34.363342	42.336123	23.20%	149
2018	39.553706	34.363342	-13.12%	149
2017	34.840433	39.553706	13.53%	149
2016	29.538179	34.840433	17.95%	187
2015	30.908971	29.538179	-4.43%	149
2014	28.809708	30.908971	7.29%	149
2013	22.084036	28.809708	30.45%	149
2012	19.173958	22.084036	15.18%	149
2011	20.065065	19.173958	-4.44%	10,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.148562	20.498751	-3.07%	2,716
2019	17.416072	21.148562	21.43%	2,362
2018	20.455517	17.416072	-14.86%	4,716
2017	18.325112	20.455517	11.63%	4,966
2016	15.892422	18.325112	15.31%	5,415
2015	16.690140	15.892422	-4.78%	5,950
2014	14.546263	16.690140	14.74%	293
2013	10.934308	14.546263	33.03%	293
2012	9.585454	10.934308	14.07%	475
2011	10.008039	9.585454	-4.22%	466

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	30.951409	42.757008	38.14%	0
2019	23.260115	30.951409	33.07%	28
2018	25.771804	23.260115	-9.75%	0
2017	21.038757	25.771804	22.50%	0
2016	19.810751	21.038757	6.20%	63
2015	20.053151	19.810751	-1.21%	0
2014	19.892705	20.053151	0.81%	0
2013	14.060598	19.892705	41.48%	0
2012	12.642071	14.060598	11.22%	51
2011	12.977129	12.642071	-2.58%	51
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	40.264232	41.513222	3.10%	165
2019	34.508158	40.264232	16.68%	137
2018	42.384203	34.508158	-18.58%	137
2017	39.632661	42.384203	6.94%	137
2016	32.095349	39.632661	23.48%	204
2015	34.831511	32.095349	-7.86%	137
2014	33.193359	34.831511	4.94%	137
2013	24.111768	33.193359	37.66%	4,697
2012	20.417843	24.111768	18.09%	180
2011	21.935386	20.417843	-6.92%	176
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	41.932241	50.443409	20.30%	69
2019	34.036397	41.932241	23.20%	90
2018	39.738020	34.036397	-14.35%	71
2017	35.709621	39.738020	11.28%	71
2016	29.648324	35.709621	20.44%	97
2015	30.740719	29.648324	-3.55%	71
2014	31.098652	30.740719	-1.15%	71
2013	22.508996	31.098652	38.16%	71
2012	19.876331	22.508996	13.25%	193
2011	21.464082	19.876331	-7.40%	209
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.747996	21.986565	11.34%	0
2019	15.726096	19.747996	25.57%	0
2018	16.843393	15.726096	-6.63%	0
2017	13.757871	16.843393	22.43%	0
2016	12.350726	13.757871	11.39%	0
2015	12.733857	12.350726	-3.01%	0
2014	12.183094	12.733857	4.52%	0
2013	8.639450	12.183094	41.02%	0
2012	7.535066	8.639450	14.66%	0
2011	8.694908	7.535066	-13.34%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.685539	17.440673	11.19%	0
2019	12.489580	15.685539	25.59%	0
2018	13.410983	12.489580	-6.87%	0
2017	10.962532	13.410983	22.33%	0
2016*	10.000000	10.962532	9.63%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.437688	22.716498	11.15%	0
2019	16.541950	20.437688	23.55%	0
2018	17.909971	16.541950	-7.64%	0
2017	15.398156	17.909971	16.31%	0
2016	14.261424	15.398156	7.97%	0
2015	14.592322	14.261424	-2.27%	0
2014	13.455834	14.592322	8.45%	0
2013	9.889497	13.455834	36.06%	0
2012	9.046395	9.889497	9.32%	0
2011	9.528955	9.046395	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.007067	15.777058	-7.23%	3,229
2019	13.270791	17.007067	28.15%	2,866
2018	14.088900	13.270791	-5.81%	6,855
2017	13.491684	14.088900	4.43%	7,016
2016	12.817279	13.491684	5.26%	6,789
2015	13.812175	12.817279	-7.20%	7,768
2014	10.929674	13.812175	26.37%	695
2013	10.817631	10.929674	1.04%	406
2012	9.528942	10.817631	13.52%	765
2011	9.124840	9.528942	4.43%	1,484
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.236645	32.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.854940	22.943047	15.55%	0
2019	15.476759	19.854940	28.29%	0
2018	16.595079	15.476759	-6.74%	0
2017	13.960961	16.595079	18.87%	0
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.957752	10.040075	0.83%	0
2019	9.756995	9.957752	2.06%	0
2018	9.871129	9.756995	-1.16%	0
2017	9.910394	9.871129	-0.40%	0
2016	9.861228	9.910394	0.50%	0
2015	10.091776	9.861228	-2.28%	0
2014	10.241887	10.091776	-1.47%	0
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
2011	10.349954	10.280398	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.907639	19.780602	16.99%	58
2019	13.799493	16.907639	22.52%	0
2018	15.876540	13.799493	-13.08%	0
2017	14.180420	15.876540	11.96%	0
2016	11.964520	14.180420	18.52%	94
2015	12.828800	11.964520	-6.74%	0
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.210927	35.040927	57.76%	431
2019	16.504122	22.210927	34.58%	3,488
2018	18.072497	16.504122	-8.68%	3,449
2017	14.428601	18.072497	25.25%	3,449
2016	13.821151	14.428601	4.40%	3,449
2015	14.122190	13.821151	-2.13%	3,449
2014	13.844465	14.122190	2.01%	3,449
2013	10.162028	13.844465	36.24%	3,449
2012	9.020227	10.162028	12.66%	3,832
2011	9.605552	9.020227	-6.09%	3,854
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.207151	19.461922	36.99%	0
2019	10.937162	14.207151	29.90%	0
2018	11.938964	10.937162	-8.39%	0
2017	9.774726	11.938964	22.14%	0
2016	9.570308	9.774726	2.14%	0
2015*	10.000000	9.570308	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.544027	9.681494	1.44%	0
2019	9.387728	9.544027	1.66%	0
2018	9.478695	9.387728	-0.96%	0
2017	9.581289	9.478695	-1.07%	0
2016	9.653617	9.581289	-0.75%	0
2015	9.827555	9.653617	-1.77%	0
2014	9.962239	9.827555	-1.35%	0
2013	10.098086	9.962239	-1.35%	0
2012	9.845998	10.098086	2.56%	0
2011	10.012366	9.845998	-1.66%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.843581	31.469031	17.23%	0
2019	21.747911	26.843581	23.43%	0
2018	23.530285	21.747911	-7.57%	0
2017	20.262548	23.530285	16.13%	0
2016	18.809392	20.262548	7.73%	0
2015	19.272823	18.809392	-2.40%	0
2014	17.807361	19.272823	8.23%	0
2013	13.198313	17.807361	34.92%	8,451
2012	12.129639	13.198313	8.81%	0
2011	12.763569	12.129639	-4.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.383062	12.043708	5.80%	0
2019	10.389346	11.383062	9.56%	0
2018	11.207615	10.389346	-7.30%	0
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	263
2014	10.382876	10.226711	-1.50%	263
2013	10.577812	10.382876	-1.84%	496
2012*	10.000000	10.577812	5.78%	12,887
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.589222	12.110903	4.50%	0
2019	10.309156	11.589222	12.42%	0
2018	11.048454	10.309156	-6.69%	0
2017	10.263761	11.048454	7.65%	0
2016	9.245685	10.263761	11.01%	0
2015	9.658000	9.245685	-4.27%	0
2014*	10.000000	9.658000	-3.42%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.275685	12.234613	8.50%	0
2019	10.755888	11.275685	4.83%	0
2018	11.436860	10.755888	-5.95%	0
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	17,185
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.826579	10.922208	0.88%	1,975
2019	10.624998	10.826579	1.90%	2,206
2018	10.811841	10.624998	-1.73%	2,325
2017	10.889914	10.811841	-0.72%	2,589
2016	10.962826	10.889914	-0.67%	2,455
2015	11.157555	10.962826	-1.75%	2,595
2014	11.294935	11.157555	-1.22%	2,850
2013	11.546390	11.294935	-2.18%	2,933
2012	11.136275	11.546390	3.68%	2,569
2011	11.243820	11.136275	-0.96%	2,640
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.148508	14.402555	9.54%	0
2019	12.366851	13.148508	6.32%	0
2018	12.899634	12.366851	-4.13%	0
2017	12.690728	12.899634	1.65%	0
2016	12.304228	12.690728	3.14%	0
2015	12.897774	12.304228	-4.60%	0
2014	12.759838	12.897774	1.08%	0
2013	14.334904	12.759838	-10.99%	0
2012	13.443812	14.334904	6.63%	0
2011	12.277776	13.443812	9.50%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.114904	10.129946	0.15%	0
2019	10.045222	10.114904	0.69%	0
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.214859	16.206908	6.52%	0
2019	14.320940	15.214859	6.24%	0
2018	14.686004	14.320940	-2.49%	0
2017	14.274732	14.686004	2.88%	0
2016	14.177082	14.274732	0.69%	0
2015	14.396330	14.177082	-1.52%	0
2014	14.081251	14.396330	2.24%	0
2013	14.647739	14.081251	-3.87%	0
2012	13.631198	14.647739	7.46%	0
2011	13.417869	13.631198	1.59%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.030247	11.737811	6.41%	0
2019	10.392520	11.030247	6.14%	0
2018	10.668095	10.392520	-2.58%	0
2017	10.379677	10.668095	2.78%	0
2016	10.318944	10.379677	0.59%	0
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	24,683
2012	9.960299	10.693354	7.36%	22,213
2011*	10.000000	9.960299	-0.40%	24,613
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.825974	12.997855	9.91%	0
2019	9.637117	11.825974	22.71%	0
2018	12.152826	9.637117	-20.70%	0
2017	9.791204	12.152826	24.12%	0
2016*	10.000000	9.791204	-2.09%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.444682	34.45%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.845945	28.46%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.597139	16.504283	21.38%	0
2019	11.599688	13.597139	17.22%	0
2018	13.008422	11.599688	-10.83%	0
2017	12.612450	13.008422	3.14%	0
2016	10.744582	12.612450	17.38%	0
2015	12.517840	10.744582	-14.17%	0
2014	13.240659	12.517840	-5.46%	0
2013	11.161494	13.240659	18.63%	0
2012	10.579456	11.161494	5.50%	0
2011	12.274972	10.579456	-13.81%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.653185	52.794904	26.75%	895
2019	33.026162	41.653185	26.12%	1,209
2018	33.400505	33.026162	-1.12%	2,380
2017	26.756409	33.400505	24.83%	2,757
2016	30.562098	26.756409	-12.45%	3,166
2015	27.713887	30.562098	10.28%	3,051
2014	21.539315	27.713887	28.67%	5,214
2013	14.595017	21.539315	47.58%	1,702
2012	11.363302	14.595017	28.44%	1,978
2011	10.498469	11.363302	8.24%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	38.090601	43.789943	14.96%	0
2019	29.746724	38.090601	28.05%	0
2018	39.655862	29.746724	-24.99%	0
2017	26.776370	39.655862	48.10%	189
2016	27.279411	26.776370	-1.84%	0
2015	32.348658	27.279411	-15.67%	0
2014	33.129632	32.348658	-2.36%	0
2013	30.162793	33.129632	9.84%	3,300
2012	23.699506	30.162793	27.27%	7,223
2011	32.547523	23.699506	-27.18%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.541239	6.456118	16.51%	0
2019	5.066467	5.541239	9.37%	0
2018	7.219996	5.066467	-29.83%	0
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	222
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	20.563696	24.016213	16.79%	0
2019	18.747503	20.563696	9.69%	0
2018	26.662163	18.747503	-29.68%	0
2017	27.660580	26.662163	-3.61%	0
2016	19.629132	27.660580	40.92%	0
2015	30.081680	19.629132	-34.75%	0
2014	37.925989	30.081680	-20.68%	0
2013	34.994017	37.925989	8.38%	0
2012	34.522793	34.994017	1.36%	0
2011	42.141014	34.522793	-18.08%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.746940	10.374029	-3.47%	0
2019*	10.000000	10.746940	7.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.274704	53.026634	54.71%	0
2019	28.003358	34.274704	22.39%	24
2018	28.194502	28.003358	-0.68%	124
2017	22.845933	28.194502	23.41%	129
2016	21.623877	22.845933	5.65%	0
2015	22.708587	21.623877	-4.78%	0
2014	23.603514	22.708587	-3.79%	0
2013	16.023766	23.603514	47.30%	463
2012	15.150696	16.023766	5.76%	0
2011	16.195915	15.150696	-6.45%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.744346	13.096535	2.76%	0
2019	11.284571	12.744346	12.94%	0
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.763765	31.068965	0.99%	0
2019	26.180941	30.763765	17.50%	0
2018	31.543167	26.180941	-17.00%	0
2017	28.520134	31.543167	10.60%	0
2016	23.319083	28.520134	22.30%	0
2015	25.231767	23.319083	-7.58%	0
2014	23.632541	25.231767	6.77%	0
2013	17.520647	23.632541	34.88%	0
2012	15.091716	17.520647	16.09%	0
2011	16.852188	15.091716	-10.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.732623	13.670232	7.36%	0
2019	11.930365	12.732623	6.72%	0
2018	12.528341	11.930365	-4.77%	0
2017	12.330564	12.528341	1.60%	0
2016	12.052708	12.330564	2.31%	0
2015	12.609949	12.052708	-4.42%	0
2014	12.456260	12.609949	1.23%	0
2013	13.888143	12.456260	-10.31%	0
2012	13.197507	13.888143	5.23%	0
2011	12.050697	13.197507	9.52%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	20.373369	22.323634	9.57%	386
2019	16.772244	20.373369	21.47%	382
2018	18.378703	16.772244	-8.74%	386
2017	15.564081	18.378703	18.08%	567
2016	13.993882	15.564081	11.22%	571
2015	15.129895	13.993882	-7.51%	579
2014	13.722819	15.129895	10.25%	577
2013	10.309643	13.722819	33.11%	586
2012	9.168652	10.309643	12.44%	595
2011	9.073006	9.168652	1.05%	597

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	16.050583	19.800433	23.36%	0
2019	12.753458	16.050583	25.85%	0
2018	15.352104	12.753458	-16.93%	0
2017	11.938684	15.352104	28.59%	0
2016	12.890460	11.938684	-7.38%	0
2015	13.054577	12.890460	-1.26%	0
2014	14.097365	13.054577	-7.40%	0
2013	11.751342	14.097365	19.96%	0
2012	9.897247	11.751342	18.73%	0
2011	11.481634	9.897247	-13.80%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	25.824127	25.613917	-0.81%	0
2019	20.403388	25.824127	26.57%	0
2018	23.888581	20.403388	-14.59%	0
2017	21.822634	23.888581	9.47%	0
2016	18.124330	21.822634	20.41%	0
2015	18.763075	18.124330	-3.40%	489
2014	16.445131	18.763075	14.10%	0
2013	12.896685	16.445131	27.51%	0
2012	11.313268	12.896685	14.00%	0
2011	11.624313	11.313268	-2.68%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	29.622742	29.313843	-1.04%	0
2019	23.794490	29.622742	24.49%	0
2018	26.728812	23.794490	-10.98%	0
2017	25.078889	26.728812	6.58%	0
2016	21.239362	25.078889	18.08%	0
2015	22.548723	21.239362	-5.81%	0
2014	20.347393	22.548723	10.82%	0
2013	15.761741	20.347393	29.09%	0
2012	14.038017	15.761741	12.28%	0
2011	14.180065	14.038017	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	19.686179	25.585736	29.97%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.405548	11.961227	4.87%	0
2019	10.132401	11.405548	12.57%	0
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.303519	10.960092	6.37%	0
2019	9.632675	10.303519	6.96%	0
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.305438	14.519837	1.50%	0
2019	11.452398	14.305438	24.91%	0
2018	12.623683	11.452398	-9.28%	0
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.934722	20.032977	18.30%	0
2019	14.674730	16.934722	15.40%	0
2018	16.204024	14.674730	-9.44%	0
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	622
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	0
2019	10.889056	12.790067	17.46%	0
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	31.587604	34.248805	8.42%	0
2019	26.373823	31.587604	19.77%	0
2018	29.569279	26.373823	-10.81%	0
2017	26.841711	29.569279	10.16%	0
2016	21.783572	26.841711	23.22%	0
2015	22.758338	21.783572	-4.28%	0
2014	22.091391	22.758338	3.02%	0
2013	16.019602	22.091391	37.90%	0
2012	14.123915	16.019602	13.42%	0
2011	14.330927	14.123915	-1.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	22.233699	25.712894	15.65%	571
2019	17.294316	22.233699	28.56%	571
2018	18.507187	17.294316	-6.55%	571
2017	15.537073	18.507187	19.12%	571
2016	14.191804	15.537073	9.48%	571
2015	14.322868	14.191804	-0.92%	571
2014	12.885360	14.322868	11.16%	571
2013	9.958655	12.885360	29.39%	571
2012	8.780490	9.958655	13.42%	1,403
2011	8.794179	8.780490	-0.16%	1,403
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	17.338002	21.093752	21.66%	0
2019	13.167574	17.338002	31.67%	0
2018	14.056629	13.167574	-6.32%	0
2017	12.435752	14.056629	13.03%	0
2016	11.496260	12.435752	8.17%	0
2015	12.118032	11.496260	-5.13%	538
2014	10.899101	12.118032	11.18%	0
2013	8.278302	10.899101	31.66%	0
2012	7.544228	8.278302	9.73%	0
2011	7.629107	7.544228	-1.11%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	22.499646	27.273199	21.22%	526
2019	16.869362	22.499646	33.38%	592
2018	18.482088	16.869362	-8.73%	685
2017	14.810074	18.482088	24.79%	750
2016	14.004544	14.810074	5.75%	894
2015	14.652055	14.004544	-4.42%	880
2014	13.831846	14.652055	5.93%	923
2013	11.654510	13.831846	18.68%	988
2012	10.769594	11.654510	8.22%	1,003
2011	10.080416	10.769594	6.84%	1,050
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	19.485445	22.894504	17.50%	0
2019	16.327260	19.485445	19.34%	0
2018	20.590732	16.327260	-20.71%	0
2017	16.850831	20.590732	22.19%	0
2016	14.686549	16.850831	14.74%	0
2015	15.335475	14.686549	-4.23%	0
2014	15.402925	15.335475	-0.44%	0
2013	10.580383	15.402925	45.58%	0
2012	8.955274	10.580383	18.15%	0
2011	10.606325	8.955274	-15.57%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.560320	15.875812	-4.13%	0
2019	13.230741	16.560320	25.17%	0
2018	16.256998	13.230741	-18.62%	0
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.644444	10.640110	-0.04%	0
2019	10.143624	10.644444	4.94%	0
2018	10.360685	10.143624	-2.10%	0
2017	10.219732	10.360685	1.38%	0
2016	9.571477	10.219732	6.77%	0
2015	9.864698	9.571477	-2.97%	0
2014*	10.000000	9.864698	-1.35%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	17.082807	18.100438	5.96%	1,184
2019	15.927286	17.082807	7.25%	1,171
2018	16.351088	15.927286	-2.59%	1,187
2017	16.036687	16.351088	1.96%	1,227
2016	15.760342	16.036687	1.75%	1,208
2015	16.121245	15.760342	-2.24%	1,203
2014	15.849060	16.121245	1.72%	1,247
2013	16.006858	15.849060	-0.99%	1,654
2012	14.887012	16.006858	7.52%	1,537
2011	14.852467	14.887012	0.23%	1,802
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	0
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.933645	17.550155	10.15%	0
2019	14.016293	15.933645	13.68%	0
2018	14.916188	14.016293	-6.03%	0
2017	13.469805	14.916188	10.74%	0
2016	13.054960	13.469805	3.18%	0
2015	13.363077	13.054960	-2.31%	0
2014	13.067430	13.363077	2.26%	0
2013	11.759195	13.067430	11.13%	0
2012	10.744231	11.759195	9.45%	0
2011	10.994254	10.744231	-2.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.618997	18.715961	12.62%	0
2019	14.130711	16.618997	17.61%	0
2018	15.337510	14.130711	-7.87%	0
2017	13.436467	15.337510	14.15%	0
2016	12.928691	13.436467	3.93%	0
2015	13.241089	12.928691	-2.36%	0
2014	12.909212	13.241089	2.57%	0
2013	11.360112	12.909212	13.64%	0
2012	10.241793	11.360112	10.92%	0
2011	10.569236	10.241793	-3.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.833998	20.406097	14.42%	0
2019	14.631587	17.833998	21.89%	0
2018	16.210024	14.631587	-9.74%	0
2017	13.689889	16.210024	18.41%	0
2016	13.113467	13.689889	4.40%	0
2015	13.426217	13.113467	-2.33%	0
2014	13.065088	13.426217	2.76%	0
2013	10.972802	13.065088	19.07%	0
2012	9.696068	10.972802	13.17%	0
2011	10.167697	9.696068	-4.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	0
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	31.034646	39.669479	27.82%	0
2019	24.091347	31.034646	28.82%	0
2018	26.291500	24.091347	-8.37%	0
2017	22.031647	26.291500	19.34%	0
2016	20.831825	22.031647	5.76%	0
2015	21.139072	20.831825	-1.45%	0
2014	19.290917	21.139072	9.58%	0
2013	15.009596	19.290917	28.52%	0
2012	13.168968	15.009596	13.98%	0
2011	13.801124	13.168968	-4.58%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	33.158625	42.320522	27.63%	0
2019	25.774308	33.158625	28.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.657161	5.036371	-34.23%	0
2019	7.114463	7.657161	7.63%	0
2018	9.650876	7.114463	-26.28%	0
2017	10.128381	9.650876	-4.71%	0
2016	7.740851	10.128381	30.84%	0
2015	9.967297	7.740851	-22.34%	0
2014	11.659380	9.967297	-14.51%	838
2013	9.583302	11.659380	21.66%	838
2012	9.337284	9.583302	2.63%	838
2011	10.050061	9.337284	-7.09%	838
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.730639	21.645809	4.41%	1,061
2019	16.613914	20.730639	24.78%	1,037
2018	18.509879	16.613914	-10.24%	1,077
2017	16.742662	18.509879	10.56%	1,294
2016	14.489343	16.742662	15.55%	1,327
2015	15.415357	14.489343	-6.01%	1,380
2014	14.478091	15.415357	6.47%	1,396
2013	11.540642	14.478091	25.45%	1,451
2012	10.049420	11.540642	14.84%	1,521
2011	10.166784	10.049420	-1.15%	2,009
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	0
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	24.432281	40.344954	65.13%	0
2019	17.719337	24.432281	37.88%	0
2018	16.095840	17.719337	10.09%	0
2017	12.219586	16.095840	31.72%	0
2016	12.437548	12.219586	-1.75%	0
2015	12.031853	12.437548	3.37%	0
2014	10.951860	12.031853	9.86%	0
2013	8.111049	10.951860	35.02%	0
2012	6.928454	8.111049	17.07%	0
2011	6.918700	6.928454	0.14%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.347984	32.891908	40.88%	1,184
2019	17.754929	23.347984	31.50%	602
2018	18.169431	17.754929	-2.28%	610
2017	13.732286	18.169431	32.31%	614
2016	13.912492	13.732286	-1.30%	626
2015	13.261156	13.912492	4.91%	625
2014	12.170156	13.261156	8.96%	634
2013	9.117515	12.170156	33.48%	641
2012	8.122539	9.117515	12.25%	1,457
2011	8.276274	8.122539	-1.86%	1,457
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.053064	15.142757	0.60%	61
2019	13.365985	15.053064	12.62%	53
2018	14.149757	13.365985	-5.54%	50
2017	13.484218	14.149757	4.94%	54
2016	12.029646	13.484218	12.09%	52
2015	12.754213	12.029646	-5.68%	58
2014	12.876135	12.754213	-0.95%	0
2013	12.409954	12.876135	3.76%	0
2012	11.089546	12.409954	11.91%	0
2011	10.887858	11.089546	1.85%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.094688	15.091232	7.07%	0
2019	13.124802	14.094688	7.39%	0
2018	13.479358	13.124802	-2.63%	0
2017	13.204595	13.479358	2.08%	0
2016	12.877359	13.204595	2.54%	0
2015	13.233574	12.877359	-2.69%	0
2014	12.768902	13.233574	3.64%	0
2013	13.280458	12.768902	-3.85%	0
2012	12.812993	13.280458	3.65%	0
2011	12.194690	12.812993	5.07%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.729747	22.823052	15.68%	0
2019	16.321578	19.729747	20.88%	0
2018	19.513399	16.321578	-16.36%	0
2017	16.495250	19.513399	18.30%	0
2016	15.012522	16.495250	9.88%	0
2015	15.552198	15.012522	-3.47%	0
2014	14.943656	15.552198	4.07%	489
2013	11.206942	14.943656	33.34%	489
2012	9.966135	11.206942	12.45%	489
2011	11.389829	9.966135	-12.50%	489
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.682086	17.749680	13.18%	0
2019	12.533560	15.682086	25.12%	0
2018	15.027778	12.533560	-16.60%	0
2017	11.785588	15.027778	27.51%	0
2016	12.674592	11.785588	-7.01%	0
2015	12.497094	12.674592	1.42%	0
2014	13.885382	12.497094	-10.00%	0
2013	10.867417	13.885382	27.77%	0
2012	9.199891	10.867417	18.13%	0
2011	11.341341	9.199891	-18.88%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.212508	10.241969	-8.66%	0
2019	9.305725	11.212508	20.49%	0
2018	10.152093	9.305725	-8.34%	0
2017*	10.000000	10.152093	1.52%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	26.177518	27.752074	6.01%	0
2019	19.890788	26.177518	31.61%	0
2018	24.554817	19.890788	-18.99%	0
2017	21.016904	24.554817	16.83%	0
2016	19.587967	21.016904	7.29%	0
2015	20.617604	19.587967	-4.99%	0
2014	19.718746	20.617604	4.56%	0
2013	15.424834	19.718746	27.84%	0
2012	12.384083	15.424834	24.55%	0
2011	13.863047	12.384083	-10.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.050825	15.386868	9.51%	0
2019	11.961986	14.050825	17.46%	0
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.841619	16.619263	-1.32%	0
2019	14.807394	16.841619	13.74%	4,665
2018	15.790961	14.807394	-6.23%	4,665
2017	14.691182	15.790961	7.49%	4,665
2016	13.146530	14.691182	11.75%	4,665
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	1,474
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.298319	19.893681	3.09%	0
2019	15.585618	19.298319	23.82%	0
2018	18.256437	15.585618	-14.63%	0
2017	16.834727	18.256437	8.45%	0
2016	13.194206	16.834727	27.59%	0
2015	14.537418	13.194206	-9.24%	0
2014	14.749937	14.537418	-1.44%	0
2013	11.047400	14.749937	33.52%	0
2012	9.522395	11.047400	16.01%	0
2011	10.096001	9.522395	-5.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.892504	13.657349	14.84%	0
2019	9.578126	11.892504	24.16%	0
2018	11.608387	9.578126	-17.49%	0
2017	8.435665	11.608387	37.61%	0
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	949

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.966415	15.503725	-2.90%	0
2019	14.438695	15.966415	10.58%	0
2018	17.390522	14.438695	-16.97%	0
2017	15.163483	17.390522	14.69%	0
2016	14.394001	15.163483	5.35%	0
2015	15.676812	14.394001	-8.18%	0
2014	17.951205	15.676812	-12.67%	0
2013	14.859110	17.951205	20.81%	0
2012	12.785421	14.859110	16.22%	0
2011	14.567551	12.785421	-12.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.667464	8.395728	-3.14%	0
2019	7.859610	8.667464	10.28%	0
2018	9.485779	7.859610	-17.14%	0
2017	8.294214	9.485779	14.37%	0
2016	7.896429	8.294214	5.04%	0
2015	8.617133	7.896429	-8.36%	0
2014*	10.000000	8.617133	-13.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.390442	8.716582	-7.18%	0
2019	9.393015	9.390442	-0.03%	0
2018	9.403570	9.393015	-0.11%	0
2017	9.413667	9.403570	-0.11%	0
2016	9.331054	9.413667	0.89%	0
2015	9.949849	9.331054	-6.22%	0
2014*	10.000000	9.949849	-0.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.410716	12.662810	2.03%	0
2019	11.313530	12.410716	9.70%	0
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.576973	10.078841	5.24%	0
2019	9.305889	9.576973	2.91%	0
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.288057	14.933391	4.52%	0
2019	12.009458	14.288057	18.97%	0
2018	13.346254	12.009458	-10.02%	0
2017	11.835625	13.346254	12.76%	0
2016	10.941201	11.835625	8.17%	0
2015	11.239387	10.941201	-2.65%	0
2014	10.922199	11.239387	2.90%	0
2013	9.343177	10.922199	16.90%	0
2012	8.178984	9.343177	14.23%	0
2011	9.912435	8.178984	-17.49%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.730054	26.838019	29.46%	0
2019	15.940161	20.730054	30.05%	0
2018	17.511101	15.940161	-8.97%	0
2017	14.331795	17.511101	22.18%	0
2016	13.458855	14.331795	6.49%	0
2015	13.744454	13.458855	-2.08%	0
2014	12.406022	13.744454	10.79%	0
2013	9.698943	12.406022	27.91%	0
2012	8.547567	9.698943	13.47%	0
2011	9.116080	8.547567	-6.24%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.622907	19.444328	10.34%	0
2019	14.971764	17.622907	17.71%	0
2018	16.207416	14.971764	-7.62%	0
2017	14.457172	16.207416	12.11%	0
2016	13.656808	14.457172	5.86%	0
2015	13.920613	13.656808	-1.90%	0
2014	13.311437	13.920613	4.58%	0
2013	11.880524	13.311437	12.04%	0
2012	10.701627	11.880524	11.02%	0
2011	10.848615	10.701627	-1.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.150563	20.117937	-0.16%	0
2019	16.616987	20.150563	21.26%	0
2018	18.974110	16.616987	-12.42%	0
2017	16.867914	18.974110	12.49%	0
2016	14.025317	16.867914	20.27%	0
2015	15.017508	14.025317	-6.61%	0
2014	14.240146	15.017508	5.46%	0
2013	10.907853	14.240146	30.55%	0
2012	9.636913	10.907853	13.19%	0
2011	10.280019	9.636913	-6.26%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.750185	19.228032	2.55%	0
2019	17.127194	18.750185	9.48%	0
2018	18.230103	17.127194	-6.05%	0
2017	17.509611	18.230103	4.11%	0
2016	15.202615	17.509611	15.17%	0
2015	16.151295	15.202615	-5.87%	0
2014	16.076799	16.151295	0.46%	0
2013	15.277057	16.076799	5.23%	0
2012	13.571766	15.277057	12.56%	0
2011	13.853180	13.571766	-2.03%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.501863	20.867278	-2.95%	0
2019	17.899334	21.501863	20.13%	0
2018	20.915820	17.899334	-14.42%	0
2017	20.580354	20.915820	1.63%	0
2016	16.586156	20.580354	24.08%	0
2015	18.124225	16.586156	-8.49%	0
2014	18.753232	18.124225	-3.35%	0
2013	13.988724	18.753232	34.06%	0
2012	11.944696	13.988724	17.11%	0
2011	12.776819	11.944696	-6.51%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.972012	22.458744	2.22%	0
2019	17.695528	21.972012	24.17%	0
2018	20.751258	17.695528	-14.73%	0
2017	18.620823	20.751258	11.44%	0
2016	14.989393	18.620823	24.23%	0
2015	16.410252	14.989393	-8.66%	0
2014	16.593679	16.410252	-1.11%	0
2013	12.700044	16.593679	30.66%	0
2012	11.065514	12.700044	14.77%	0
2011	12.205711	11.065514	-9.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.194180	26.088535	29.19%	0
2019	16.395720	20.194180	23.17%	0
2018	18.654728	16.395720	-12.11%	0
2017	15.553306	18.654728	19.94%	0
2016	13.987718	15.553306	11.19%	0
2015	14.460399	13.987718	-3.27%	0
2014	13.561901	14.460399	6.63%	0
2013	9.791090	13.561901	38.51%	0
2012	8.956469	9.791090	9.32%	0
2011	9.321516	8.956469	-3.92%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.950368	31.009939	35.12%	0
2019	17.486826	22.950368	31.24%	0
2018	18.518827	17.486826	-5.57%	0
2017	14.523077	18.518827	27.51%	0
2016	13.629961	14.523077	6.55%	0
2015	13.184249	13.629961	3.38%	0
2014	11.674439	13.184249	12.93%	0
2013	9.286846	11.674439	25.71%	0
2012	8.559675	9.286846	8.50%	0
2011	9.128516	8.559675	-6.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.868290	31.903383	39.51%	0
2019	17.063144	22.868290	34.02%	0
2018	18.068290	17.063144	-5.56%	0
2017	14.477434	18.068290	24.80%	0
2016	14.444498	14.477434	0.23%	0
2015	14.036526	14.444498	2.91%	0
2014	13.208261	14.036526	6.27%	0
2013	9.617495	13.208261	37.34%	0
2012*	10.000000	9.617495	-3.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.841461	35.960706	39.16%	432
2019	19.328160	25.841461	33.70%	0
2018	20.523370	19.328160	-5.82%	0
2017	16.485328	20.523370	24.49%	0
2016	16.488277	16.485328	-0.02%	0
2015	16.061834	16.488277	2.66%	0
2014	15.151922	16.061834	6.01%	0
2013	11.059718	15.151922	37.00%	0
2012	9.952580	11.059718	11.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	23.597251	31.586773	33.86%	0
2019	17.679474	23.597251	33.47%	0
2018	19.138898	17.679474	-7.63%	0
2017	15.396739	19.138898	24.30%	0
2016	16.063892	15.396739	-4.15%	0
2015	15.830773	16.063892	1.47%	0
2014	13.997050	15.830773	13.10%	0
2013	11.008651	13.997050	27.15%	0
2012	9.843953	11.008651	11.83%	0
2011	10.161202	9.843953	-3.12%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.543801	25.152904	11.57%	0
2019	17.837339	22.543801	26.39%	0
2018	20.091212	17.837339	-11.22%	0
2017	18.113541	20.091212	10.92%	0
2016	16.761749	18.113541	8.06%	0
2015	18.151229	16.761749	-7.66%	0
2014	17.126513	18.151229	5.98%	0
2013	13.521080	17.126513	26.67%	0
2012	12.115752	13.521080	11.60%	0
2011	12.370328	12.115752	-2.06%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	23.391240	32.250909	37.88%	614
2019	17.126867	23.391240	36.58%	0
2018	18.610525	17.126867	-7.97%	0
2017	14.744026	18.610525	26.22%	0
2016	14.700930	14.744026	0.29%	0
2015	14.071373	14.700930	4.47%	0
2014	13.573469	14.071373	3.67%	0
2013	10.185228	13.573469	33.27%	0
2012	8.925583	10.185228	14.11%	0
2011	9.008648	8.925583	-0.92%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.592826	45.93%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.152232	17.404578	7.75%	0
2019	13.693124	16.152232	17.96%	0
2018	15.441905	13.693124	-11.32%	0
2017	14.190687	15.441905	8.82%	0
2016	12.577172	14.190687	12.83%	0
2015	13.135168	12.577172	-4.25%	0
2014	12.292644	13.135168	6.85%	0
2013	10.020053	12.292644	22.68%	0
2012	9.082765	10.020053	10.32%	0
2011*	10.000000	9.082765	-9.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	24.598994	30.769805	25.09%	6,384
2019	19.046514	24.598994	29.15%	6,192
2018	22.388465	19.046514	-14.93%	6,192
2017	16.715158	22.388465	33.94%	6,192
2016	17.041401	16.715158	-1.91%	6,192
2015	16.729388	17.041401	1.87%	6,705
2014	16.688294	16.729388	0.25%	6,192
2013	13.376098	16.688294	24.76%	6,192
2012	11.256068	13.376098	18.83%	7,032
2011	12.523657	11.256068	-10.12%	7,049
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.601467	12.546652	-14.07%	0
2019	12.113362	14.601467	20.54%	0
2018	13.172333	12.113362	-8.04%	0
2017	11.888953	13.172333	10.79%	0
2016	11.888357	11.888953	0.01%	0
2015	12.313274	11.888357	-3.45%	0
2014	10.961833	12.313274	12.33%	0
2013	10.890080	10.961833	0.66%	0
2012	8.673717	10.890080	25.55%	0
2011	9.466571	8.673717	-8.38%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.600034	10.741285	1.33%	0
2019	9.761726	10.600034	8.59%	0
2018	10.420312	9.761726	-6.32%	0
2017	10.004805	10.420312	4.15%	0
2016	9.582391	10.004805	4.41%	0
2015	10.004117	9.582391	-4.22%	0
2014	9.926512	10.004117	0.78%	0
2013	10.142534	9.926512	-2.13%	0
2012*	10.000000	10.142534	1.43%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	26.242276	29.436144	12.17%	0
2019	20.208975	26.242276	29.85%	0
2018	20.438915	20.208975	-1.13%	0
2017	18.005185	20.438915	13.52%	0
2016	20.749880	18.005185	-13.23%	0
2015	20.524212	20.749880	1.10%	0
2014	17.500720	20.524212	17.28%	0
2013	12.706266	17.500720	37.73%	0
2012	10.724798	12.706266	18.48%	0
2011	10.527408	10.724798	1.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	24.564994	27.442860	11.72%	0
2019	19.495765	24.564994	26.00%	0
2018	23.400555	19.495765	-16.69%	0
2017	19.411489	23.400555	20.55%	0
2016	19.896412	19.411489	-2.44%	0
2015	20.789729	19.896412	-4.30%	0
2014	21.143988	20.789729	-1.68%	0
2013	18.128500	21.143988	16.63%	0
2012	16.012203	18.128500	13.22%	0
2011	17.519499	16.012203	-8.60%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	21.637701	24.161421	11.66%	1,018
2019	16.716389	21.637701	29.44%	1,017
2018	18.520092	16.716389	-9.74%	1,022
2017	16.163665	18.520092	14.58%	1,022
2016	14.776033	16.163665	9.39%	1,023
2015	14.591918	14.776033	1.26%	1,027
2014	13.450085	14.591918	8.49%	1,031
2013	10.415152	13.450085	29.14%	1,035
2012	9.093891	10.415152	14.53%	1,040
2011	9.280428	9.093891	-2.01%	1,192
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.806325	16.874984	6.76%	0
2019	12.899256	15.806325	22.54%	0
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.860375	24.517306	17.53%	0
2019	16.830788	20.860375	23.94%	0
2018	19.153745	16.830788	-12.13%	0
2017	17.119914	19.153745	11.88%	0
2016	14.796953	17.119914	15.70%	0
2015	16.045542	14.796953	-7.78%	0
2014	14.627419	16.045542	9.69%	0
2013	10.584408	14.627419	38.20%	0
2012	9.154303	10.584408	15.62%	0
2011	9.552086	9.154303	-4.16%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.610462	12.586297	18.62%	0
2019	8.461748	10.610462	25.39%	0
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.715038	32.046125	11.60%	0
2019	24.060960	28.715038	19.34%	0
2018	25.967220	24.060960	-7.34%	0
2017	22.402024	25.967220	15.91%	0
2016	23.460493	22.402024	-4.51%	0
2015	26.119496	23.460493	-10.18%	0
2014	28.134016	26.119496	-7.16%	0
2013	22.942148	28.134016	22.63%	0
2012	19.644363	22.942148	16.79%	0
2011	21.601112	19.644363	-9.06%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	26.431151	27.463871	3.91%	0
2019	24.255630	26.431151	8.97%	0
2018	25.288215	24.255630	-4.08%	0
2017	24.187426	25.288215	4.55%	0
2016	21.241296	24.187426	13.87%	0
2015	23.182900	21.241296	-8.38%	0
2014	23.213835	23.182900	-0.13%	0
2013	21.436757	23.213835	8.29%	0
2012	18.438156	21.436757	16.26%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.433415	51.741408	46.02%	392
2019	26.211526	35.433415	35.18%	0
2018	26.765173	26.211526	-2.07%	0
2017	21.521275	26.765173	24.37%	0
2016	20.693732	21.521275	4.00%	0
2015	22.411538	20.693732	-7.66%	0
2014	21.200552	22.411538	5.71%	0
2013	16.648732	21.200552	27.34%	0
2012	14.960619	16.648732	11.28%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.238168	11.062005	8.05%	0
2019	9.560129	10.238168	7.09%	0
2018	9.883461	9.560129	-3.27%	0
2017	9.757441	9.883461	1.29%	0
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	25.200301	34.336919	36.26%	402
2019	18.789996	25.200301	34.12%	402
2018	18.851661	18.789996	-0.33%	402
2017	14.796697	18.851661	27.40%	402
2016	14.810158	14.796697	-0.09%	402
2015	13.500757	14.810158	9.70%	1,945
2014	12.700809	13.500757	6.30%	1,896
2013	9.901662	12.700809	28.27%	1,896
2012	8.157818	9.901662	21.38%	1,896
2011	8.944913	8.157818	-8.80%	2,066
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	15.617885	23.070336	47.72%	1,125
2019	11.004393	15.617885	41.92%	0
2018	11.129105	11.004393	-1.12%	0
2017	7.835961	11.129105	42.03%	0
2016	7.022662	7.835961	11.58%	0
2015	6.847852	7.022662	2.55%	0
2014	6.390247	6.847852	7.16%	0
2013	4.816125	6.390247	32.68%	0
2012	4.124776	4.816125	16.76%	0
2011	4.607728	4.124776	-10.48%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.241042	13.918292	13.70%	0
2019	9.858059	12.241042	24.17%	0
2018	11.854909	9.858059	-16.84%	0
2017	9.247410	11.854909	28.20%	0
2016	10.114056	9.247410	-8.57%	0
2015	11.316986	10.114056	-10.63%	0
2014	13.137952	11.316986	-13.86%	1,199
2013	11.730689	13.137952	12.00%	1,199
2012	10.576619	11.730689	10.91%	1,199
2011	15.950368	10.576619	-33.69%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	30.389357	29.891667	-1.64%	0
2019	24.462895	30.389357	24.23%	0
2018	28.316785	24.462895	-13.61%	0
2017	25.397087	28.316785	11.50%	0
2016	22.593700	25.397087	12.41%	0
2015	23.683712	22.593700	-4.60%	0
2014	20.995219	23.683712	12.81%	0
2013	16.192958	20.995219	29.66%	0
2012	13.727029	16.192958	17.96%	0
2011	13.710318	13.727029	0.12%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.099479	9.771226	-3.25%	0
2019	8.723050	10.099479	15.78%	0
2018	10.930546	8.723050	-20.20%	0
2017	8.725007	10.930546	25.28%	0
2016	7.370845	8.725007	18.37%	0
2015	9.408359	7.370845	-21.66%	0
2014*	10.000000	9.408359	-5.92%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	32.083854	45.775683	42.68%	325
2019	23.173560	32.083854	38.45%	0
2018	24.062521	23.173560	-3.69%	0
2017	19.434524	24.062521	23.81%	0
2016	18.226336	19.434524	6.63%	0
2015	19.006175	18.226336	-4.10%	0
2014	20.965440	19.006175	-9.35%	0
2013	15.148880	20.965440	38.40%	0
2012	12.786620	15.148880	18.47%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	28.172713	28.498309	1.16%	0
2019	22.197898	28.172713	26.92%	0
2018	25.270867	22.197898	-12.16%	0
2017	21.973014	25.270867	15.01%	0
2016	19.705535	21.973014	11.51%	0
2015	20.297285	19.705535	-2.92%	0
2014	18.794057	20.297285	8.00%	0
2013	14.143046	18.794057	32.89%	0
2012	12.454305	14.143046	13.56%	0
2011	12.767506	12.454305	-2.45%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.806441	12.231914	13.19%	0
2019*	10.000000	10.806441	8.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.824608	24.531941	17.80%	0
2019	16.911259	20.824608	23.14%	0
2018	19.117508	16.911259	-11.54%	0
2017	15.381252	19.117508	24.29%	0
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.259507	32.60%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.570536	35.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.592815	14.359945	5.64%	0
2019	12.509174	13.592815	8.66%	0
2018	12.849570	12.509174	-2.65%	0
2017	12.340625	12.849570	4.12%	0
2016	11.866593	12.340625	3.99%	0
2015	12.188134	11.866593	-2.64%	0
2014	11.531076	12.188134	5.70%	0
2013	11.803837	11.531076	-2.31%	0
2012	11.006286	11.803837	7.25%	0
2011	10.629933	11.006286	3.54%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	34.276555	35.453595	3.43%	0
2019	30.613014	34.276555	11.97%	0
2018	33.573098	30.613014	-8.82%	0
2017	31.224381	33.573098	7.52%	0
2016	28.818119	31.224381	8.35%	0
2015	29.738111	28.818119	-3.09%	0
2014	29.481963	29.738111	0.87%	0
2013	32.968477	29.481963	-10.58%	323
2012	28.520232	32.968477	15.60%	323
2011	27.188555	28.520232	4.90%	331
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.507597	11.115468	-3.41%	0
2019	9.183280	11.507597	25.31%	0
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	17.392173	18.905161	8.70%	0
2019	15.069215	17.392173	15.42%	0
2018	16.448340	15.069215	-8.38%	0
2017	14.454548	16.448340	13.79%	0
2016	13.969665	14.454548	3.47%	0
2015	15.228746	13.969665	-8.27%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.570985	23.009596	11.85%	0
2019	16.927855	20.570985	21.52%	0
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	0
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	0
2011	11.275788	10.950060	-2.89%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.498483	31.822844	48.02%	353
2019	16.475601	21.498483	30.49%	37
2018	20.126193	16.475601	-18.14%	42
2017	16.327519	20.126193	23.27%	39
2016	17.020979	16.327519	-4.07%	43
2015	17.454167	17.020979	-2.48%	41
2014	17.991813	17.454167	-2.99%	42
2013	15.127276	17.991813	18.94%	0
2012	13.316946	15.127276	13.59%	0
2011	14.985199	13.316946	-11.13%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.251223	20.032111	9.76%	0
2019	15.419156	18.251223	18.37%	4,546
2018	16.560184	15.419156	-6.89%	4,546
2017	14.592513	16.560184	13.48%	4,546
2016	13.660106	14.592513	6.83%	4,546
2015	13.803048	13.660106	-1.04%	0
2014	13.415262	13.803048	2.89%	0
2013	11.103511	13.415262	20.82%	0
2012	9.791710	11.103511	13.40%	0
2011	9.899139	9.791710	-1.09%	2,253

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.410890	12.212171	7.02%	0
2019	10.683982	11.410890	6.80%	0
2018	11.021538	10.683982	-3.06%	0
2017	10.895891	11.021538	1.15%	0
2016	10.830583	10.895891	0.60%	0
2015	11.077207	10.830583	-2.23%	0
2014	10.767219	11.077207	2.88%	0
2013	11.277224	10.767219	-4.52%	0
2012	10.963430	11.277224	2.86%	0
2011	10.580908	10.963430	3.62%	485
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.521887	28.677626	27.33%	0
2019	17.051206	22.521887	32.08%	0
2018	19.211474	17.051206	-11.24%	0
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	0
2015	14.599258	15.243379	4.41%	0
2014	14.628691	14.599258	-0.20%	0
2013	11.603661	14.628691	26.07%	0
2012	9.698831	11.603661	19.64%	0
2011	10.912299	9.698831	-11.12%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.229146	35.972758	48.47%	403
2019	18.976362	24.229146	27.68%	0
2018	19.493829	18.976362	-2.65%	0
2017	15.564017	19.493829	25.25%	0
2016	14.560960	15.564017	6.89%	0
2015	13.960842	14.560960	4.30%	0
2014	13.182359	13.960842	5.91%	0
2013	10.378207	13.182359	27.02%	0
2012	9.020713	10.378207	15.05%	0
2011	9.657187	9.020713	-6.59%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.421057	21.521745	10.82%	0
2019	15.769745	19.421057	23.15%	0
2018	16.452943	15.769745	-4.15%	0
2017	13.768617	16.452943	19.50%	0
2016	12.646627	13.768617	8.87%	0
2015	12.766017	12.646627	-0.94%	0
2014	11.817868	12.766017	8.02%	0
2013	9.069012	11.817868	30.31%	0
2012	7.905590	9.069012	14.72%	0
2011	8.251065	7.905590	-4.19%	665

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.250738	17.592098	1.98%	52
2019	16.124370	17.250738	6.99%	46
2018	16.850418	16.124370	-4.31%	42
2017	16.169563	16.850418	4.21%	46
2016	15.185556	16.169563	6.48%	43
2015	15.956692	15.185556	-4.83%	45
2014	15.673625	15.956692	1.81%	46
2013	16.175385	15.673625	-3.10%	49
2012	14.704943	16.175385	10.00%	41
2011	14.215605	14.704943	3.44%	239
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	21.401504	23.145149	8.15%	0
2019	16.888694	21.401504	26.72%	0
2018	17.235887	16.888694	-2.01%	0
2017	14.591794	17.235887	18.12%	0
2016	13.366414	14.591794	9.17%	0
2015	13.512812	13.366414	-1.08%	0
2014	12.294997	13.512812	9.90%	0
2013	9.569504	12.294997	28.48%	0
2012	8.549926	9.569504	11.92%	0
2011	8.678156	8.549926	-1.48%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	19.042249	19.338609	1.56%	193
2019	15.262426	19.042249	24.77%	193
2018	16.794352	15.262426	-9.12%	193
2017	14.522533	16.794352	15.64%	193
2016	12.569721	14.522533	15.54%	193
2015	13.688536	12.569721	-8.17%	193
2014	12.794837	13.688536	6.98%	193
2013	9.625333	12.794837	32.93%	193
2012	8.291269	9.625333	16.09%	193
2011	8.661552	8.291269	-4.28%	193
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.777909	13.221449	12.26%	0
2019	10.455637	11.777909	12.65%	0
2018	11.657783	10.455637	-10.31%	0
2017	10.043551	11.657783	16.07%	0
2016*	10.000000	10.043551	0.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.621755	17.232112	10.31%	0
2019	12.859374	15.621755	21.48%	0
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.019213	15.068774	7.49%	0
2019	12.313123	14.019213	13.86%	0
2018	13.401242	12.313123	-8.12%	0
2017	12.203261	13.401242	9.82%	0
2016	11.734820	12.203261	3.99%	0
2015	12.102530	11.734820	-3.04%	0
2014	11.840679	12.102530	2.21%	0
2013	10.537733	11.840679	12.36%	0
2012	9.682343	10.537733	8.83%	0
2011	10.014215	9.682343	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.097808	16.492501	9.24%	0
2019	12.812577	15.097808	17.84%	0
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.278250	12.946339	5.44%	0
2019	11.320809	12.278250	8.46%	0
2018	11.862176	11.320809	-4.56%	0
2017	11.379985	11.862176	4.24%	0
2016	11.099563	11.379985	2.53%	0
2015	11.409824	11.099563	-2.72%	0
2014	11.266760	11.409824	1.27%	0
2013	10.956237	11.266760	2.83%	0
2012	10.400470	10.956237	5.34%	0
2011	10.464567	10.400470	-0.61%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.980251	12.332582	2.94%	0
2019	10.737306	11.980251	11.58%	0
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.463300	13.112944	5.21%	0
2019	11.019021	12.463300	13.11%	0
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.605999	15.844001	8.48%	0
2019	12.615106	14.605999	15.78%	0
2018	13.855955	12.615106	-8.96%	0
2017	12.405009	13.855955	11.70%	0
2016	11.858311	12.405009	4.61%	0
2015	12.230698	11.858311	-3.04%	0
2014	11.934880	12.230698	2.48%	0
2013	10.337789	11.934880	15.45%	0
2012	9.387965	10.337789	10.12%	0
2011	9.807936	9.387965	-4.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.346066	16.882982	10.02%	0
2019	12.811166	15.346066	19.79%	0
2018	14.447115	12.811166	-11.32%	0
2017	12.485081	14.447115	15.72%	0
2016	11.840327	12.485081	5.45%	0
2015	12.266942	11.840327	-3.48%	0
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	0
2011	9.369473	8.753487	-6.57%	2,662

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.527244	14.457144	6.87%	0
2019	12.076190	13.527244	12.02%	0
2018	12.940438	12.076190	-6.68%	0
2017	12.015919	12.940438	7.69%	0
2016	11.566698	12.015919	3.88%	0
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	0
2012	9.948976	10.728763	7.84%	0
2011	10.179093	9.948976	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.595623	15.044616	3.08%	0
2019	13.240240	14.595623	10.24%	0
2018	16.026557	13.240240	-17.39%	0
2017	13.325336	16.026557	20.27%	0
2016	13.446598	13.325336	-0.90%	0
2015	14.278380	13.446598	-5.83%	0
2014	15.862133	14.278380	-9.98%	0
2013	13.477526	15.862133	17.69%	0
2012	11.502750	13.477526	17.17%	0
2011	13.402685	11.502750	-14.18%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.732649	17.33%	193
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.828744	13.453761	4.87%	0
2019	12.015919	12.828744	6.76%	0
2018	12.314130	12.015919	-2.42%	0
2017	12.035550	12.314130	2.31%	0
2016	11.657270	12.035550	3.25%	0
2015	11.981478	11.657270	-2.71%	0
2014	11.637677	11.981478	2.95%	0
2013	12.106622	11.637677	-3.87%	0
2012	11.465299	12.106622	5.59%	0
2011	10.974847	11.465299	4.47%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.276380	14.187071	6.86%	0
2019	12.361396	13.276380	7.40%	0
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	22.564472	25.053725	11.03%	0
2019	18.727758	22.564472	20.49%	0
2018	23.143194	18.727758	-19.08%	0
2017	16.687827	23.143194	38.68%	0
2016	15.807564	16.687827	5.57%	0
2015	19.201922	15.807564	-17.68%	0
2014	20.735741	19.201922	-7.40%	816
2013	21.002350	20.735741	-1.27%	0
2012	18.283885	21.002350	14.87%	0
2011	24.034266	18.283885	-23.93%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.526211	21.325705	3.89%	0
2019	18.254247	20.526211	12.45%	0
2018	19.204820	18.254247	-4.95%	0
2017	18.355364	19.204820	4.63%	0
2016	16.406334	18.355364	11.88%	0
2015	17.189390	16.406334	-4.56%	0
2014	17.103980	17.189390	0.50%	0
2013	16.300216	17.103980	4.93%	0
2012	14.520025	16.300216	12.26%	0
2011	14.270818	14.520025	1.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.678571	15.260037	3.96%	1,080
2019	14.094345	14.678571	4.15%	1,060
2018	14.390488	14.094345	-2.06%	1,080
2017	14.383553	14.390488	0.05%	1,108
2016	14.568228	14.383553	-1.27%	1,076
2015	14.881744	14.568228	-2.11%	1,058
2014	14.521928	14.881744	2.48%	1,102
2013	15.444688	14.521928	-5.97%	1,094
2012	15.293190	15.444688	0.99%	948
2011	14.548864	15.293190	5.12%	922
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.128831	8.968036	-1.76%	0
2019	9.152098	9.128831	-0.25%	0
2018	9.211811	9.152098	-0.65%	0
2017	9.359836	9.211811	-1.58%	0
2016	9.549594	9.359836	-1.99%	936
2015	9.744479	9.549594	-2.00%	1,009
2014	9.943344	9.744479	-2.00%	1,084
2013	10.146268	9.943344	-2.00%	1,160
2012	10.353903	10.146268	-2.01%	1,237
2011	10.564607	10.353903	-1.99%	1,426

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.247918	15.072775	5.79%	0
2019	12.204950	14.247918	16.74%	0
2018	14.573294	12.204950	-16.25%	0
2017	11.666831	14.573294	24.91%	0
2016	11.801716	11.666831	-1.14%	0
2015	12.422387	11.801716	-5.00%	0
2014	12.733029	12.422387	-2.44%	0
2013	11.026472	12.733029	15.48%	0
2012	9.732887	11.026472	13.29%	0
2011	11.005924	9.732887	-11.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.739914	11.275262	4.98%	0
2019	9.041989	10.739914	18.78%	0
2018	10.745624	9.041989	-15.85%	0
2017	8.809699	10.745624	21.97%	0
2016	8.942214	8.809699	-1.48%	0
2015	9.253278	8.942214	-3.36%	0
2014	10.064952	9.253278	-8.06%	0
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	23.110048	25.550533	10.56%	0
2019	19.058624	23.110048	21.26%	0
2018	21.339427	19.058624	-10.69%	0
2017	18.385278	21.339427	16.07%	0
2016	17.136930	18.385278	7.28%	0
2015	17.662989	17.136930	-2.98%	0
2014	17.167600	17.662989	2.89%	0
2013	13.766733	17.167600	24.70%	0
2012	12.120737	13.766733	13.58%	0
2011	12.873740	12.120737	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.458803	18.719044	7.22%	0
2019	15.445532	17.458803	13.03%	0
2018	16.565890	15.445532	-6.76%	0
2017	15.209990	16.565890	8.91%	0
2016	14.599376	15.209990	4.18%	0
2015	14.923255	14.599376	-2.17%	0
2014	14.560189	14.923255	2.49%	0
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.268322	23.264730	9.39%	1,144
2019	18.094244	21.268322	17.54%	1,144
2018	19.743144	18.094244	-8.35%	1,209
2017	17.546474	19.743144	12.52%	1,287
2016	16.617463	17.546474	5.59%	1,355
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.887738	14.523932	4.58%	0
2019	12.937783	13.887738	7.34%	0
2018	13.445767	12.937783	-3.78%	0
2017	12.981680	13.445767	3.57%	0
2016	12.704212	12.981680	2.18%	0
2015	12.929262	12.704212	-1.74%	0
2014	12.699091	12.929262	1.81%	0
2013	12.360994	12.699091	2.74%	0
2012	11.993165	12.360994	3.07%	0
2011	11.888897	11.993165	0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.977224	12.272949	2.47%	0
2019	10.815770	11.977224	10.74%	0
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.541407	13.068342	4.20%	0
2019	11.104140	12.541407	12.94%	0
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	19.150826	20.709307	8.14%	1,709
2019	16.596552	19.150826	15.39%	1,709
2018	17.957156	16.596552	-7.58%	1,709
2017	16.225150	17.957156	10.67%	1,709
2016	15.451636	16.225150	5.01%	1,709
2015	15.819940	15.451636	-2.33%	3,246
2014	15.347604	15.819940	3.08%	3,329
2013	13.428010	15.347604	14.30%	3,411
2012	12.365707	13.428010	8.59%	3,486
2011	12.622630	12.365707	-2.04%	1,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.740254	23.932181	10.08%	0
2019	18.209163	21.740254	19.39%	0
2018	20.139018	18.209163	-9.58%	0
2017	17.611420	20.139018	14.35%	0
2016	16.564865	17.611420	6.32%	0
2015	17.027219	16.564865	-2.72%	0
2014	16.554128	17.027219	2.86%	0
2013	13.803057	16.554128	19.93%	0
2012	12.381649	13.803057	11.48%	0
2011	12.908341	12.381649	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.665564	17.729122	6.38%	0
2019	14.985175	16.665564	11.21%	0
2018	15.885558	14.985175	-5.67%	0
2017	14.841706	15.885558	7.03%	0
2016	14.326702	14.841706	3.59%	0
2015	14.623565	14.326702	-2.03%	5,925
2014	14.246780	14.623565	2.64%	5,925
2013	13.156709	14.246780	8.29%	5,925
2012	12.426760	13.156709	5.87%	5,925
2011	12.423540	12.426760	0.03%	6,310
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.061624	28.126677	27.49%	0
2019	17.246482	22.061624	27.92%	0
2018	18.159260	17.246482	-5.03%	0
2017	14.230437	18.159260	27.61%	0
2016	14.208899	14.230437	0.15%	0
2015	14.017466	14.208899	1.37%	1,554
2014	12.951886	14.017466	8.23%	1,562
2013	9.808505	12.951886	32.05%	1,564
2012	8.602247	9.808505	14.02%	1,566
2011	9.040153	8.602247	-4.84%	2,096
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.654684	13.281090	4.95%	0
2019	10.853926	12.654684	16.59%	0
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.561479	15.266501	4.84%	0
2019	12.180922	14.561479	19.54%	0
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.241964	43.394369	16.52%	2,497
2019	27.614420	37.241964	34.86%	2,372
2018	28.544559	27.614420	-3.26%	2,372
2017	22.876902	28.544559	24.77%	2,493
2016	22.524297	22.876902	1.57%	2,493
2015	21.870124	22.524297	2.99%	2,723
2014	20.511466	21.870124	6.62%	2,705
2013	15.310433	20.511466	33.97%	2,705
2012	13.163853	15.310433	16.31%	3,194
2011	13.738825	13.163853	-4.19%	3,194

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	28.533626	28.380262	-0.54%	2,166
2019	22.934235	28.533626	24.41%	2,632
2018	25.818713	22.934235	-11.17%	2,656
2017	24.241045	25.818713	6.51%	2,710
2016	20.536878	24.241045	18.04%	2,714
2015	21.892057	20.536878	-6.19%	3,189
2014	19.748112	21.892057	10.86%	2,790
2013	15.277553	19.748112	29.26%	3,393
2012	13.596465	15.277553	12.36%	4,105
2011	13.784241	13.596465	-1.36%	4,238
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.782933	17.83%	1,222
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.892267	46.438725	10.85%	724
2019	34.020409	41.892267	23.14%	722
2018	39.179082	34.020409	-13.17%	736
2017	34.527999	39.179082	13.47%	879
2016	29.288173	34.527999	17.89%	913
2015	30.663002	29.288173	-4.48%	948
2014	28.595030	30.663002	7.23%	978
2013	21.930639	28.595030	30.39%	1,010
2012	19.050505	21.930639	15.12%	1,080
2011	19.946031	19.050505	-4.49%	1,175
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.023125	20.366772	-3.12%	0
2019	17.321599	21.023125	21.37%	0
2018	20.354997	17.321599	-14.90%	0
2017	18.244330	20.354997	11.57%	0
2016	15.830408	18.244330	15.25%	0
2015	16.633495	15.830408	-4.83%	547
2014	14.504287	16.633495	14.68%	0
2013	10.908304	14.504287	32.97%	0
2012	9.567551	10.908304	14.01%	0
2011	9.994435	9.567551	-4.27%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	30.626919	42.287189	38.07%	0
2019	23.028001	30.626919	33.00%	0
2018	25.527720	23.028001	-9.79%	0
2017	20.850099	25.527720	22.43%	0
2016	19.643091	20.850099	6.14%	0
2015	19.893584	19.643091	-1.26%	0
2014	19.744484	19.893584	0.76%	0
2013	13.962945	19.744484	41.41%	0
2012	12.560694	13.962945	11.16%	0
2011	12.900163	12.560694	-2.63%	108
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	39.842120	41.057074	3.05%	490
2019	34.163799	39.842120	16.62%	469
2018	41.982804	34.163799	-18.62%	465
2017	39.277276	41.982804	6.89%	464
2016	31.823721	39.277276	23.42%	477
2015	34.554341	31.823721	-7.90%	504
2014	32.946018	34.554341	4.88%	519
2013	23.944287	32.946018	37.59%	531
2012	20.286380	23.944287	18.03%	592
2011	21.805256	20.286380	-6.97%	863
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	41.492592	49.889079	20.24%	222
2019	33.696713	41.492592	23.14%	230
2018	39.361640	33.696713	-14.39%	234
2017	35.389384	39.361640	11.22%	242
2016	29.397382	35.389384	20.38%	256
2015	30.496075	29.397382	-3.60%	274
2014	30.866912	30.496075	-1.20%	293
2013	22.352655	30.866912	38.09%	292
2012	19.748357	22.352655	13.19%	333
2011	21.336733	19.748357	-7.44%	342
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.630849	21.845004	11.28%	0
2019	15.640784	19.630849	25.51%	0
2018	16.760625	15.640784	-6.68%	0
2017	13.697209	16.760625	22.37%	0
2016	12.302533	13.697209	11.34%	0
2015	12.690631	12.302533	-3.06%	0
2014	12.147937	12.690631	4.47%	0
2013	8.618906	12.147937	40.95%	0
2012	7.520993	8.618906	14.60%	0
2011	8.683086	7.520993	-13.38%	165

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.656261	17.399242	11.13%	0
2019	12.472628	15.656261	25.52%	0
2018	13.399653	12.472628	-6.92%	0
2017	10.958843	13.399653	22.27%	0
2016*	10.000000	10.958843	9.59%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.316415	22.570178	11.09%	0
2019	16.452190	20.316415	23.49%	0
2018	17.821930	16.452190	-7.69%	0
2017	15.330256	17.821930	16.25%	0
2016	14.205771	15.330256	7.92%	0
2015	14.542793	14.205771	-2.32%	0
2014	13.417002	14.542793	8.39%	0
2013	9.865976	13.417002	35.99%	0
2012	9.029504	9.865976	9.26%	0
2011	9.516007	9.029504	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.906080	15.675372	-7.28%	1,282
2019	13.198718	16.906080	28.09%	1,282
2018	14.019586	13.198718	-5.86%	1,282
2017	13.432134	14.019586	4.37%	1,629
2016	12.767197	13.432134	5.21%	1,629
2015	13.765245	12.767197	-7.25%	2,101
2014	10.898073	13.765245	26.31%	1,629
2013	10.791865	10.898073	0.98%	1,629
2012	9.511101	10.791865	13.47%	1,629
2011	9.112388	9.511101	4.38%	1,980
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.232156	32.32%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.787517	22.853482	15.49%	0
2019	15.432075	19.787517	28.22%	0
2018	16.555660	15.432075	-6.79%	0
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.898645	9.975404	0.78%	0
2019	9.704021	9.898645	2.01%	0
2018	9.822585	9.704021	-1.21%	0
2017	9.866683	9.822585	-0.45%	0
2016	9.822736	9.866683	0.45%	0
2015	10.057519	9.822736	-2.33%	0
2014	10.212335	10.057519	-1.52%	0
2013	10.409778	10.212335	-1.90%	0
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.850241	19.703396	16.93%	0
2019	13.759664	16.850241	22.46%	0
2018	15.838845	13.759664	-13.13%	0
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	22.079117	34.815231	57.68%	656
2019	16.414555	22.079117	34.51%	219
2018	17.983649	16.414555	-8.73%	226
2017	14.364967	17.983649	25.19%	225
2016	13.767198	14.364967	4.34%	231
2015	14.074245	13.767198	-2.18%	498
2014	13.804503	14.074245	1.95%	1,097
2013	10.137866	13.804503	36.17%	1,100
2012	9.003383	10.137866	12.60%	1,108
2011	9.592494	9.003383	-6.14%	1,353
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.177075	19.410824	36.92%	0
2019	10.919578	14.177075	29.83%	0
2018	11.925894	10.919578	-8.44%	0
2017	9.768980	11.925894	22.08%	0
2016	9.569546	9.768980	2.08%	0
2015*	10.000000	9.569546	-4.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.463226	9.594634	1.39%	0
2019	9.312999	9.463226	1.61%	0
2018	9.408072	9.312999	-1.01%	0
2017	9.514745	9.408072	-1.12%	0
2016	9.591448	9.514745	-0.80%	0
2015	9.769242	9.591448	-1.82%	0
2014	9.908186	9.769242	-1.40%	0
2013	10.048421	9.908186	-1.40%	0
2012	9.802585	10.048421	2.51%	0
2011	9.973279	9.802585	-1.71%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.630011	31.202741	17.17%	0
2019	21.585890	26.630011	23.37%	0
2018	23.366969	21.585890	-7.62%	0
2017	20.132134	23.366969	16.07%	0
2016	18.697840	20.132134	7.67%	0
2015	19.168302	18.697840	-2.45%	0
2014	17.719822	19.168302	8.17%	0
2013	13.140127	17.719822	34.85%	0
2012	12.082344	13.140127	8.75%	0
2011	12.720283	12.082344	-5.02%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.338634	11.990601	5.75%	0
2019	10.354081	11.338634	9.51%	0
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.555773	12.069793	4.45%	0
2019	10.284640	11.555773	12.36%	0
2018	11.027824	10.284640	-6.74%	0
2017	10.249807	11.027824	7.59%	0
2016	9.237809	10.249807	10.95%	0
2015	9.654692	9.237809	-4.32%	0
2014*	10.000000	9.654692	-3.45%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.214487	12.162001	8.45%	0
2019	10.702970	11.214487	4.78%	0
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.767836	10.857407	0.83%	0
2019	10.572733	10.767836	1.85%	0
2018	10.764172	10.572733	-1.78%	0
2017	10.847411	10.764172	-0.77%	0
2016	10.925600	10.847411	-0.72%	0
2015	11.125344	10.925600	-1.80%	0
2014	11.268074	11.125344	-1.27%	0
2013	11.524803	11.268074	-2.23%	0
2012	11.121145	11.524803	3.63%	0
2011	11.234258	11.121145	-1.01%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	13.057713	14.295814	9.48%	0
2019	12.287713	13.057713	6.27%	0
2018	12.823662	12.287713	-4.18%	0
2017	12.622417	12.823662	1.59%	0
2016	12.244226	12.622417	3.09%	0
2015	12.841428	12.244226	-4.65%	0
2014	12.710568	12.841428	1.03%	0
2013	14.286838	12.710568	-11.03%	0
2012	13.405580	14.286838	6.57%	0
2011	12.249084	13.405580	9.44%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.095980	10.105831	0.10%	0
2019	10.031540	10.095980	0.64%	0
2018	10.093357	10.031540	-0.61%	0
2017	10.066728	10.093357	0.26%	0
2016*	10.000000	10.066728	0.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.109786	16.086778	6.47%	0
2019	14.229289	15.109786	6.19%	0
2018	14.599504	14.229289	-2.54%	0
2017	14.197877	14.599504	2.83%	0
2016	14.107928	14.197877	0.64%	0
2015	14.333426	14.107928	-1.57%	0
2014	14.026857	14.333426	2.19%	0
2013	14.598611	14.026857	-3.92%	0
2012	13.592437	14.598611	7.40%	0
2011	13.386511	13.592437	1.54%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	0
2019	10.351959	10.981607	6.08%	0
2018	10.631909	10.351959	-2.63%	0
2017	10.349729	10.631909	2.73%	0
2016	10.294407	10.349729	0.54%	0
2015	10.469358	10.294407	-1.67%	0
2014	10.255615	10.469358	2.08%	0
2013	10.684266	10.255615	-4.01%	0
2012	9.956927	10.684266	7.30%	0
2011*	10.000000	9.956927	-0.43%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.803886	12.966967	9.85%	0
2019	9.624025	11.803886	22.65%	0
2018	12.142553	9.624025	-20.74%	0
2017	9.787905	12.142553	24.06%	0
2016*	10.000000	9.787905	-2.12%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.440126	34.40%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.841581	28.42%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.503366	16.382109	21.32%	0
2019	11.525576	13.503366	17.16%	0
2018	12.931949	11.525576	-10.88%	0
2017	12.544690	12.931949	3.09%	0
2016	10.692281	12.544690	17.32%	0
2015	12.463274	10.692281	-14.21%	0
2014	13.189672	12.463274	-5.51%	0
2013	11.124184	13.189672	18.57%	0
2012	10.549478	11.124184	5.45%	0
2011	12.246420	10.549478	-13.86%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.448487	52.508680	26.68%	736
2019	32.880627	41.448487	26.06%	379
2018	33.270396	32.880627	-1.17%	379
2017	26.665728	33.270396	24.77%	379
2016	30.474032	26.665728	-12.50%	379
2015	27.648118	30.474032	10.22%	671
2014	21.499141	27.648118	28.60%	379
2013	14.575218	21.499141	47.50%	379
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	37.691197	43.308664	14.90%	0
2019	29.449830	37.691197	27.98%	0
2018	39.280243	29.449830	-25.03%	0
2017	26.536210	39.280243	48.03%	0
2016	27.048491	26.536210	-1.89%	0
2015	32.091212	27.048491	-15.71%	0
2014	32.882748	32.091212	-2.41%	0
2013	29.953287	32.882748	9.78%	0
2012	23.546922	29.953287	27.21%	0
2011	32.354465	23.546922	-27.22%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.519595	6.427634	16.45%	0
2019	5.049243	5.519595	9.32%	0
2018	7.199150	5.049243	-29.86%	0
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	20.348040	23.752234	16.73%	0
2019	18.560358	20.348040	9.63%	0
2018	26.409579	18.560358	-29.72%	0
2017	27.412482	26.409579	-3.66%	0
2016	19.462968	27.412482	40.84%	0
2015	29.842302	19.462968	-34.78%	0
2014	37.643431	29.842302	-20.72%	0
2013	34.751027	37.643431	8.32%	0
2012	34.300605	34.751027	1.31%	0
2011	41.891129	34.300605	-18.12%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.088626	52.711916	54.63%	294
2019	27.865542	34.088626	22.33%	0
2018	28.070147	27.865542	-0.73%	0
2017	22.756738	28.070147	23.35%	0
2016	21.550422	22.756738	5.60%	0
2015	22.643000	21.550422	-4.83%	270
2014	23.547371	22.643000	-3.84%	0
2013	15.993807	23.547371	47.23%	0
2012	15.130113	15.993807	5.71%	0
2011	16.182164	15.130113	-6.50%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.694595	13.038758	2.71%	0
2019	11.246249	12.694595	12.88%	0
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.716731	8.726792	0.12%	0
2019	7.619819	8.716731	14.40%	0
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.487673	30.774419	0.94%	0
2019	25.959214	30.487673	17.44%	0
2018	31.292088	25.959214	-17.04%	0
2017	28.307521	31.292088	10.54%	0
2016	23.157026	28.307521	22.24%	0
2015	25.069211	23.157026	-7.63%	0
2014	23.492271	25.069211	6.71%	0
2013	17.425527	23.492271	34.82%	0
2012	15.017460	17.425527	16.04%	0
2011	16.777825	15.017460	-10.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.624738	13.547489	7.31%	0
2019	11.835306	12.624738	6.67%	0
2018	12.434893	11.835306	-4.82%	0
2017	12.244819	12.434893	1.55%	0
2016	11.975000	12.244819	2.25%	0
2015	12.535054	11.975000	-4.47%	0
2014	12.388608	12.535054	1.18%	0
2013	13.819776	12.388608	-10.36%	0
2012	13.139258	13.819776	5.18%	0
2011	12.003612	13.139258	9.46%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	20.159834	22.078391	9.52%	3,466
2019	16.604916	20.159834	21.41%	3,466
2018	18.204690	16.604916	-8.79%	3,466
2017	15.424557	18.204690	18.02%	3,466
2016	13.875483	15.424557	11.16%	3,466
2015	15.009538	13.875483	-7.56%	3,466
2014	13.620602	15.009538	10.20%	3,410
2013	10.238063	13.620602	33.04%	3,167
2012	9.109655	10.238063	12.39%	2,883
2011	9.019218	9.109655	1.00%	2,550

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	15.882219	19.582736	23.30%	0
2019	12.626116	15.882219	25.79%	0
2018	15.206633	12.626116	-16.97%	0
2017	11.831566	15.206633	28.53%	0
2016	12.781297	11.831566	-7.43%	0
2015	12.950631	12.781297	-1.31%	0
2014	13.992254	12.950631	-7.44%	0
2013	11.669681	13.992254	19.90%	0
2012	9.833497	11.669681	18.67%	0
2011	11.413493	9.833497	-13.84%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	25.644725	25.422992	-0.86%	0
2019	20.271985	25.644725	26.50%	0
2018	23.746923	20.271985	-14.63%	0
2017	21.704260	23.746923	9.41%	0
2016	18.035184	21.704260	20.34%	0
2015	18.680321	18.035184	-3.45%	0
2014	16.380956	18.680321	14.04%	0
2013	12.852911	16.380956	27.45%	0
2012	11.280625	12.852911	13.94%	0
2011	11.596669	11.280625	-2.73%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	29.311973	28.991508	-1.09%	0
2019	23.556878	29.311973	24.43%	0
2018	26.475489	23.556878	-11.02%	0
2017	24.853847	26.475489	6.52%	0
2016	21.059478	24.853847	18.02%	0
2015	22.369168	21.059478	-5.85%	0
2014	20.195665	22.369168	10.76%	0
2013	15.652198	20.195665	29.03%	0
2012	13.947581	15.652198	12.22%	0
2011	14.095894	13.947581	-1.05%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	19.506224	25.343248	29.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.378401	11.926665	4.82%	0
2019	10.113444	11.378401	12.51%	0
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.279003	10.928444	6.32%	0
2019	9.614665	10.279003	6.91%	0
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.271368	14.477866	1.45%	0
2019	11.430957	14.271368	24.85%	0
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.842785	19.914054	18.23%	0
2019	14.602515	16.842785	15.34%	0
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.753093	13.471694	5.63%	0
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	31.304118	33.924132	8.37%	0
2019	26.150475	31.304118	19.71%	0
2018	29.333933	26.150475	-10.85%	0
2017	26.641624	29.333933	10.11%	0
2016	21.632184	26.641624	23.16%	0
2015	22.611732	21.632184	-4.33%	0
2014	21.960288	22.611732	2.97%	0
2013	15.932648	21.960288	37.83%	0
2012	14.054432	15.932648	13.36%	0
2011	14.267701	14.054432	-1.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	22.000490	25.430214	15.59%	0
2019	17.121656	22.000490	28.50%	0
2018	18.331825	17.121656	-6.60%	0
2017	15.397678	18.331825	19.06%	0
2016	14.071634	15.397678	9.42%	0
2015	14.208836	14.071634	-0.97%	0
2014	12.789300	14.208836	11.10%	0
2013	9.889451	12.789300	29.32%	0
2012	8.723932	9.889451	13.36%	0
2011	8.741981	8.723932	-0.21%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	17.156074	20.861771	21.60%	0
2019	13.036046	17.156074	31.60%	0
2018	13.923371	13.036046	-6.37%	0
2017	12.324131	13.923371	12.98%	0
2016	11.398878	12.324131	8.12%	0
2015	12.021520	11.398878	-5.18%	0
2014	10.817816	12.021520	11.13%	0
2013	8.220749	10.817816	31.59%	0
2012	7.495619	8.220749	9.67%	0
2011	7.583811	7.495619	-1.16%	12
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	22.263728	26.973462	21.15%	0
2019	16.701001	22.263728	33.31%	0
2018	18.307039	16.701001	-8.77%	0
2017	14.677255	18.307039	24.73%	0
2016	13.886005	14.677255	5.70%	0
2015	14.535446	13.886005	-4.47%	0
2014	13.728770	14.535446	5.88%	0
2013	11.573562	13.728770	18.62%	0
2012	10.700261	11.573562	8.16%	0
2011	10.020623	10.700261	6.78%	10
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	19.306004	22.672098	17.44%	0
2019	16.185161	19.306004	19.28%	0
2018	20.422030	16.185161	-20.75%	0
2017	16.721268	20.422030	22.13%	0
2016	14.581048	16.721268	14.68%	0
2015	15.233083	14.581048	-4.28%	0
2014	15.307896	15.233083	-0.49%	0
2013	10.520463	15.307896	45.51%	0
2012	8.909118	10.520463	18.09%	0
2011	10.557039	8.909118	-15.61%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.898384	11.348222	4.13%	0
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.504065	15.813804	-4.18%	0
2019	13.192522	16.504065	25.10%	0
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.613689	10.603947	-0.09%	0
2019	10.119489	10.613689	4.88%	0
2018	10.341338	10.119489	-2.15%	0
2017	10.205840	10.341338	1.33%	0
2016	9.563324	10.205840	6.72%	0
2015	9.861315	9.563324	-3.02%	0
2014*	10.000000	9.861315	-1.39%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.903616	17.901441	5.90%	0
2019	15.768268	16.903616	7.20%	0
2018	16.196142	15.768268	-2.64%	0
2017	15.892799	16.196142	1.91%	0
2016	15.626887	15.892799	1.70%	0
2015	15.992891	15.626887	-2.29%	0
2014	15.730915	15.992891	1.67%	0
2013	15.895644	15.730915	-1.04%	0
2012	14.791148	15.895644	7.47%	0
2011	14.764346	14.791148	0.18%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.380550	13.307424	28.20%	0
2019	8.203028	10.380550	26.55%	0
2018*	10.000000	8.203028	-17.97%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.822919	17.419308	10.09%	0
2019	13.925990	15.822919	13.62%	0
2018	14.827690	13.925990	-6.08%	0
2017	13.396704	14.827690	10.68%	0
2016	12.990716	13.396704	3.13%	0
2015	13.304107	12.990716	-2.36%	0
2014	13.016409	13.304107	2.21%	0
2013	11.719259	13.016409	11.07%	0
2012	10.713219	11.719259	9.39%	0
2011	10.968111	10.713219	-2.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.503483	18.576399	12.56%	0
2019	14.039661	16.503483	17.55%	0
2018	15.246502	14.039661	-7.92%	0
2017	13.363528	15.246502	14.09%	0
2016	12.865054	13.363528	3.87%	0
2015	13.182640	12.865054	-2.41%	0
2014	12.858787	13.182640	2.52%	0
2013	11.321514	12.858787	13.58%	0
2012	10.212216	11.321514	10.86%	0
2011	10.544087	10.212216	-3.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.710020	20.253891	14.36%	0
2019	14.537283	17.710020	21.82%	0
2018	16.113823	14.537283	-9.78%	0
2017	13.615561	16.113823	18.35%	0
2016	13.048919	13.615561	4.34%	0
2015	13.366958	13.048919	-2.38%	0
2014	13.014059	13.366958	2.71%	0
2013	10.935522	13.014059	19.01%	0
2012	9.668070	10.935522	13.11%	0
2011	10.143499	9.668070	-4.69%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.436756	16.073624	19.62%	0
2019	11.052577	13.436756	21.57%	0
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	30.709082	39.233318	27.76%	0
2019	23.850793	30.709082	28.75%	0
2018	26.042336	23.850793	-8.42%	0
2017	21.833954	26.042336	19.27%	0
2016	20.655402	21.833954	5.71%	0
2015	20.970743	20.655402	-1.50%	0
2014	19.147081	20.970743	9.52%	0
2013	14.905277	19.147081	28.46%	0
2012	13.084129	14.905277	13.92%	0
2011	13.719206	13.084129	-4.63%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.860977	41.919257	27.57%	0
2019	25.555991	32.860977	28.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.603859	4.998760	-34.26%	0
2019	7.068542	7.603859	7.57%	0
2018	9.593516	7.068542	-26.32%	0
2017	10.073309	9.593516	-4.76%	0
2016	7.702689	10.073309	30.78%	0
2015	9.923237	7.702689	-22.38%	0
2014	11.613773	9.923237	-14.56%	0
2013	9.550692	11.613773	21.60%	0
2012	9.310282	9.550692	2.58%	0
2011	10.026105	9.310282	-7.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.513155	21.407797	4.36%	0
2019	16.448013	20.513155	24.72%	0
2018	18.334462	16.448013	-10.29%	0
2017	16.592435	18.334462	10.50%	0
2016	14.366640	16.592435	15.49%	0
2015	15.292619	14.366640	-6.06%	0
2014	14.370142	15.292619	6.42%	0
2013	11.460443	14.370142	25.39%	0
2012	9.984688	11.460443	14.78%	0
2011	10.106441	9.984688	-1.20%	9
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.459763	15.238890	5.39%	0
2019	11.383621	14.459763	27.02%	0
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	24.175869	39.901218	65.05%	0
2019	17.542325	24.175869	37.81%	0
2018	15.943223	17.542325	10.03%	0
2017	12.109879	15.943223	31.65%	0
2016	12.332160	12.109879	-1.80%	0
2015	11.935993	12.332160	3.32%	0
2014	10.870156	11.935993	9.81%	0
2013	8.054643	10.870156	34.96%	0
2012	6.883792	8.054643	17.01%	0
2011	6.877595	6.883792	0.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.103100	32.530336	40.81%	0
2019	17.577663	23.103100	31.43%	0
2018	17.997265	17.577663	-2.33%	0
2017	13.609077	17.997265	32.24%	0
2016	13.794682	13.609077	-1.35%	0
2015	13.155564	13.794682	4.86%	0
2014	12.079423	13.155564	8.91%	314
2013	9.054158	12.079423	33.41%	663
2012	8.070220	9.054158	12.19%	696
2011	8.227155	8.070220	-1.91%	707
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.895258	14.976361	0.54%	0
2019	13.232616	14.895258	12.56%	0
2018	14.015760	13.232616	-5.59%	0
2017	13.363324	14.015760	4.88%	0
2016	11.927856	13.363324	12.03%	0
2015	12.652744	11.927856	-5.73%	0
2014	12.780221	12.652744	-1.00%	0
2013	12.323787	12.780221	3.70%	0
2012	11.018175	12.323787	11.85%	0
2011	10.823290	11.018175	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.975362	14.955852	7.02%	0
2019	13.020327	13.975362	7.33%	0
2018	13.378926	13.020327	-2.68%	0
2017	13.112886	13.378926	2.03%	0
2016	12.794427	13.112886	2.49%	0
2015	13.155070	12.794427	-2.74%	0
2014	12.699635	13.155070	3.59%	0
2013	13.215157	12.699635	-3.90%	0
2012	12.756504	13.215157	3.60%	0
2011	12.147097	12.756504	5.02%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.592614	22.652866	15.62%	0
2019	16.216394	19.592614	20.82%	0
2018	19.397618	16.216394	-16.40%	0
2017	16.405709	19.397618	18.24%	0
2016	14.938630	16.405709	9.82%	0
2015	15.483544	14.938630	-3.52%	0
2014	14.885280	15.483544	4.02%	0
2013	11.168863	14.885280	33.27%	0
2012	9.937352	11.168863	12.39%	0
2011	11.362733	9.937352	-12.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.517509	17.554431	13.13%	0
2019	12.408355	15.517509	25.06%	0
2018	14.885308	12.408355	-16.64%	0
2017	11.679780	14.885308	27.45%	0
2016	12.567205	11.679780	-7.06%	0
2015	12.397539	12.567205	1.37%	0
2014	13.781792	12.397539	-10.04%	0
2013	10.791841	13.781792	27.71%	0
2012	9.140591	10.791841	18.07%	0
2011	11.273982	9.140591	-18.92%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.197253	10.222809	-8.70%	0
2019	9.297807	11.197253	20.43%	0
2018	10.148657	9.297807	-8.38%	0
2017*	10.000000	10.148657	1.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	25.942532	27.488922	5.96%	0
2019	19.722286	25.942532	31.54%	0
2018	24.359303	19.722286	-19.04%	0
2017	20.860169	24.359303	16.77%	0
2016	19.451794	20.860169	7.24%	0
2015	20.484733	19.451794	-5.04%	0
2014	19.601666	20.484733	4.51%	141
2013	15.341070	19.601666	27.77%	297
2012	12.323130	15.341070	24.49%	311
2011	13.801854	12.323130	-10.71%	311

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.967420	15.287718	9.45%	0
2019	11.897039	13.967420	17.40%	0
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.724572	16.495335	-1.37%	0
2019	14.711985	16.724572	13.68%	0
2018	15.697261	14.711985	-6.28%	0
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.164165	19.745302	3.03%	0
2019	15.485165	19.164165	23.76%	0
2018	18.148086	15.485165	-14.67%	0
2017	16.743326	18.148086	8.39%	0
2016	13.129247	16.743326	27.53%	0
2015	14.473232	13.129247	-9.29%	0
2014	14.692318	14.473232	-1.49%	0
2013	11.009860	14.692318	33.45%	0
2012	9.494890	11.009860	15.96%	0
2011	10.071961	9.494890	-5.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.858140	13.610930	14.78%	0
2019	9.555313	11.858140	24.10%	0
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.823047	15.356676	-2.95%	0
2019	14.316351	15.823047	10.52%	0
2018	17.252038	14.316351	-17.02%	0
2017	15.050390	17.252038	14.63%	0
2016	14.293907	15.050390	5.29%	0
2015	15.575763	14.293907	-8.23%	0
2014	17.844611	15.575763	-12.71%	0
2013	14.778417	17.844611	20.75%	0
2012	12.722492	14.778417	16.16%	0
2011	14.503235	12.722492	-12.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.642403	8.367185	-3.18%	0
2019	7.840889	8.642403	10.22%	0
2018	9.468054	7.840889	-17.19%	0
2017	8.282926	9.468054	14.31%	0
2016	7.889697	8.282926	4.98%	0
2015	8.614182	7.889697	-8.41%	0
2014*	10.000000	8.614182	-13.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.363323	8.686975	-7.22%	0
2019	9.370666	9.363323	-0.08%	0
2018	9.386011	9.370666	-0.16%	0
2017	9.400878	9.386011	-0.16%	0
2016	9.323116	9.400878	0.83%	0
2015	9.946456	9.323116	-6.27%	0
2014*	10.000000	9.946456	-0.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.362239	12.606922	1.98%	0
2019	11.275097	12.362239	9.64%	0
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.974725	10.426763	4.53%	0
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.544422	10.039464	5.19%	0
2019	9.279003	9.544422	2.86%	0
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.189503	14.822823	4.46%	0
2019	11.932713	14.189503	18.91%	0
2018	13.267789	11.932713	-10.06%	0
2017	11.772019	13.267789	12.71%	0
2016	10.887946	11.772019	8.12%	0
2015	11.190387	10.887946	-2.70%	0
2014	10.880127	11.190387	2.85%	0
2013	9.311927	10.880127	16.84%	0
2012	8.155809	9.311927	14.18%	0
2011	9.889390	8.155809	-17.53%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.587074	26.639315	29.40%	0
2019	15.838298	20.587074	29.98%	0
2018	17.408138	15.838298	-9.02%	0
2017	14.254767	17.408138	22.12%	0
2016	13.393334	14.254767	6.43%	0
2015	13.684537	13.393334	-2.13%	0
2014	12.358230	13.684537	10.73%	0
2013	9.666505	12.358230	27.85%	0
2012	8.523334	9.666505	13.41%	0
2011	9.094880	8.523334	-6.28%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.501401	19.300431	10.28%	0
2019	14.876112	17.501401	17.65%	0
2018	16.112138	14.876112	-7.67%	0
2017	14.379491	16.112138	12.05%	0
2016	13.590337	14.379491	5.81%	0
2015	13.859934	13.590337	-1.95%	0
2014	13.260177	13.859934	4.52%	0
2013	11.840814	13.260177	11.99%	0
2012	10.671306	11.840814	10.96%	0
2011	10.823386	10.671306	-1.41%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	20.011640	19.969048	-0.21%	0
2019	16.510846	20.011640	21.20%	0
2018	18.862594	16.510846	-12.47%	0
2017	16.777303	18.862594	12.43%	0
2016	13.957078	16.777303	20.21%	0
2015	14.952072	13.957078	-6.65%	0
2014	14.185323	14.952072	5.41%	0
2013	10.871396	14.185323	30.48%	0
2012	9.609616	10.871396	13.13%	0
2011	10.256133	9.609616	-6.30%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.620892	19.085710	2.50%	0
2019	17.017784	18.620892	9.42%	0
2018	18.122939	17.017784	-6.10%	0
2017	17.415531	18.122939	4.06%	0
2016	15.128628	17.415531	15.12%	0
2015	16.080902	15.128628	-5.92%	0
2014	16.014895	16.080902	0.41%	0
2013	15.225987	16.014895	5.18%	0
2012	13.533325	15.225987	12.51%	0
2011	13.820977	13.533325	-2.08%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.353545	20.712766	-3.00%	0
2019	17.784946	21.353545	20.07%	0
2018	20.792823	17.784946	-14.47%	0
2017	20.469752	20.792823	1.58%	0
2016	16.505419	20.469752	24.02%	0
2015	18.045212	16.505419	-8.53%	0
2014	18.681018	18.045212	-3.40%	0
2013	13.941958	18.681018	33.99%	0
2012	11.910843	13.941958	17.05%	0
2011	12.747101	11.910843	-6.56%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.820475	22.292470	2.16%	0
2019	17.582442	21.820475	24.10%	0
2018	20.629240	17.582442	-14.77%	0
2017	18.520755	20.629240	11.38%	0
2016	14.916427	18.520755	24.16%	0
2015	16.338716	14.916427	-8.71%	0
2014	16.529770	16.338716	-1.16%	0
2013	12.657581	16.529770	30.59%	0
2012	11.034164	12.657581	14.71%	0
2011	12.177337	11.034164	-9.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	20.054871	25.895361	29.12%	0
2019	16.290930	20.054871	23.10%	0
2018	18.545029	16.290930	-12.15%	0
2017	15.469719	18.545029	19.88%	0
2016	13.919641	15.469719	11.14%	0
2015	14.397361	13.919641	-3.32%	0
2014	13.509664	14.397361	6.57%	0
2013	9.758355	13.509664	38.44%	0
2012	8.931086	9.758355	9.26%	0
2011	9.299841	8.931086	-3.97%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.792111	30.780416	35.05%	0
2019	17.375112	22.792111	31.18%	0
2018	18.409962	17.375112	-5.62%	0
2017	14.445043	18.409962	27.45%	0
2016	13.563617	14.445043	6.50%	0
2015	13.126779	13.563617	3.33%	0
2014	11.629481	13.126779	12.88%	0
2013	9.255796	11.629481	25.65%	0
2012	8.535412	9.255796	8.44%	0
2011	9.107281	8.535412	-6.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.778840	31.762393	39.44%	0
2019	17.005087	22.778840	33.95%	0
2018	18.016066	17.005087	-5.61%	0
2017	14.442930	18.016066	24.74%	0
2016	14.417401	14.442930	0.18%	0
2015	14.017344	14.417401	2.85%	0
2014	13.196951	14.017344	6.22%	0
2013	9.614165	13.196951	37.27%	0
2012*	10.000000	9.614165	-3.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.609513	35.619768	39.09%	0
2019	19.164448	25.609513	33.63%	0
2018	20.359989	19.164448	-5.87%	0
2017	16.362414	20.359989	24.43%	0
2016	16.373670	16.362414	-0.07%	0
2015	15.958324	16.373670	2.60%	0
2014	15.061962	15.958324	5.95%	0
2013	10.999669	15.061962	36.93%	0
2012	9.903600	10.999669	11.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	23.349635	31.239388	33.79%	0
2019	17.502886	23.349635	33.40%	0
2018	18.957464	17.502886	-7.67%	0
2017	15.258541	18.957464	24.24%	0
2016	15.927807	15.258541	-4.20%	0
2015	15.704676	15.927807	1.42%	0
2014	13.892653	15.704676	13.04%	0
2013	10.932120	13.892653	27.08%	0
2012	9.780521	10.932120	11.77%	0
2011	10.100873	9.780521	-3.17%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.336212	24.908584	11.52%	0
2019	17.682111	22.336212	26.32%	0
2018	19.926608	17.682111	-11.26%	0
2017	17.974285	19.926608	10.86%	0
2016	16.641354	17.974285	8.01%	0
2015	18.030058	16.641354	-7.70%	0
2014	17.020866	18.030058	5.93%	0
2013	13.444523	17.020866	26.60%	0
2012	12.053305	13.444523	11.54%	0
2011	12.312836	12.053305	-2.11%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	23.145854	31.896315	37.81%	33
2019	16.955845	23.145854	36.51%	36
2018	18.434154	16.955845	-8.02%	37
2017	14.611729	18.434154	26.16%	39
2016	14.576438	14.611729	0.24%	38
2015	13.959342	14.576438	4.42%	37
2014	13.472276	13.959342	3.62%	145
2013	10.114458	13.472276	33.20%	233
2012	8.868096	10.114458	14.05%	222
2011	8.955185	8.868096	-0.97%	245
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.587863	45.88%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.080922	17.318907	7.70%	0
2019	13.639633	16.080922	17.90%	0
2018	15.389478	13.639633	-11.37%	0
2017	14.149697	15.389478	8.76%	0
2016	12.547225	14.149697	12.77%	0
2015	13.110582	12.547225	-4.30%	0
2014	12.275894	13.110582	6.80%	0
2013	10.011505	12.275894	22.62%	0
2012	9.079651	10.011505	10.26%	0
2011*	10.000000	9.079651	-9.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	24.353389	30.447057	25.02%	34
2019	18.865971	24.353389	29.09%	33
2018	22.187631	18.865971	-14.97%	31
2017	16.573646	22.187631	33.87%	33
2016	16.905720	16.573646	-1.96%	34
2015	16.604675	16.905720	1.81%	31
2014	16.572342	16.604675	0.20%	114
2013	13.289926	16.572342	24.70%	41
2012	11.189271	13.289926	18.77%	41
2011	12.455685	11.189271	-10.17%	62
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.500686	12.453678	-14.12%	0
2019	12.035894	14.500686	20.48%	0
2018	13.094817	12.035894	-8.09%	0
2017	11.825004	13.094817	10.74%	0
2016	11.830438	11.825004	-0.05%	0
2015	12.259544	11.830438	-3.50%	0
2014	10.919576	12.259544	12.27%	0
2013	10.853645	10.919576	0.61%	0
2012	8.649117	10.853645	25.49%	0
2011	9.444550	8.649117	-8.42%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.561268	10.696539	1.28%	0
2019	9.730984	10.561268	8.53%	0
2018	10.392835	9.730984	-6.37%	0
2017	9.983507	10.392835	4.10%	0
2016	9.566855	9.983507	4.36%	0
2015	9.993000	9.566855	-4.26%	0
2014	9.920541	9.993000	0.73%	0
2013	10.141601	9.920541	-2.18%	0
2012*	10.000000	10.141601	1.42%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	26.061298	29.218218	12.11%	0
2019	20.079851	26.061298	29.79%	0
2018	20.318753	20.079851	-1.18%	0
2017	17.908438	20.318753	13.46%	0
2016	20.648909	17.908438	-13.27%	0
2015	20.434765	20.648909	1.05%	0
2014	17.433343	20.434765	17.22%	0
2013	12.663806	17.433343	37.66%	0
2012	10.694421	12.663806	18.42%	0
2011	10.502942	10.694421	1.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	24.344469	27.182636	11.66%	0
2019	19.330611	24.344469	25.94%	0
2018	23.214248	19.330611	-16.73%	0
2017	19.266741	23.214248	20.49%	0
2016	19.758101	19.266741	-2.49%	0
2015	20.655760	19.758101	-4.35%	0
2014	21.018466	20.655760	-1.73%	0
2013	18.030077	21.018466	16.57%	0
2012	15.933414	18.030077	13.16%	0
2011	17.442180	15.933414	-8.65%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	21.410627	23.895669	11.61%	37
2019	16.549400	21.410627	29.37%	38
2018	18.344504	16.549400	-9.79%	39
2017	16.018555	18.344504	14.52%	36
2016	14.650824	16.018555	9.34%	36
2015	14.475662	14.650824	1.21%	38
2014	13.349743	14.475662	8.43%	141
2013	10.342737	13.349743	29.07%	285
2012	9.035285	10.342737	14.47%	279
2011	9.225324	9.035285	-2.06%	294
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.744605	16.800521	6.71%	0
2019	12.855430	15.744605	22.47%	0
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.715397	24.334510	17.47%	0
2019	16.722338	20.715397	23.88%	0
2018	19.040095	16.722338	-12.17%	0
2017	17.026986	19.040095	11.82%	0
2016	14.724117	17.026986	15.64%	0
2015	15.974701	14.724117	-7.83%	0
2014	14.570276	15.974701	9.64%	0
2013	10.548433	14.570276	38.13%	0
2012	9.127862	10.548433	15.56%	0
2011	9.529363	9.127862	-4.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.579798	12.543521	18.56%	0
2019	8.441594	10.579798	25.33%	0
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.888555	31.107887	11.54%	0
2019	23.380352	27.888555	19.28%	0
2018	25.245660	23.380352	-7.39%	0
2017	21.790601	25.245660	15.86%	0
2016	22.831798	21.790601	-4.56%	0
2015	25.432531	22.831798	-10.23%	0
2014	27.408051	25.432531	-7.21%	0
2013	22.361550	27.408051	22.57%	0
2012	19.157027	22.361550	16.73%	0
2011	21.075978	19.157027	-9.10%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.977747	26.978985	3.85%	0
2019	23.851710	25.977747	8.91%	0
2018	24.879867	23.851710	-4.13%	0
2017	23.808984	24.879867	4.50%	0
2016	20.919582	23.808984	13.81%	0
2015	22.843441	20.919582	-8.42%	0
2014	22.885605	22.843441	-0.18%	0
2013	21.144440	22.885605	8.23%	0
2012	18.196037	21.144440	16.20%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.170746	51.331664	45.95%	0
2019	26.030492	35.170746	35.11%	0
2018	26.593956	26.030492	-2.12%	0
2017	21.394479	26.593956	24.30%	0
2016	20.582280	21.394479	3.95%	0
2015	22.302211	20.582280	-7.71%	0
2014	21.107907	22.302211	5.66%	0
2013	16.584441	21.107907	27.28%	0
2012	14.910481	16.584441	11.23%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.213800	11.030034	7.99%	0
2019	9.542250	10.213800	7.04%	0
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	24.945355	33.972222	36.19%	0
2019	18.609399	24.945355	34.05%	0
2018	18.680058	18.609399	-0.38%	0
2017	14.669465	18.680058	27.34%	0
2016	14.690281	14.669465	-0.14%	0
2015	13.398316	14.690281	9.64%	0
2014	12.610868	13.398316	6.24%	0
2013	9.836567	12.610868	28.20%	0
2012	8.108337	9.836567	21.31%	0
2011	8.895189	8.108337	-8.85%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	15.459841	22.825217	47.64%	0
2019	10.898584	15.459841	41.85%	0
2018	11.027761	10.898584	-1.17%	0
2017	7.768555	11.027761	41.95%	0
2016	6.965786	7.768555	11.52%	0
2015	6.795856	6.965786	2.50%	0
2014	6.344970	6.795856	7.11%	0
2013	4.784436	6.344970	32.62%	0
2012	4.099734	4.784436	16.70%	0
2011	4.582091	4.099734	-10.53%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	12.117157	13.770383	13.64%	0
2019	9.763271	12.117157	24.11%	0
2018	11.746963	9.763271	-16.89%	0
2017	9.167866	11.746963	28.13%	0
2016	10.032148	9.167866	-8.62%	0
2015	11.231081	10.032148	-10.68%	0
2014	13.044888	11.231081	-13.90%	0
2013	11.653538	13.044888	11.94%	0
2012	10.512437	11.653538	10.85%	0
2011	15.861656	10.512437	-33.72%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	30.147439	29.638575	-1.69%	0
2019	24.280539	30.147439	24.16%	0
2018	28.120135	24.280539	-13.65%	0
2017	25.233550	28.120135	11.44%	0
2016	22.459631	25.233550	12.35%	0
2015	23.555202	22.459631	-4.65%	0
2014	20.891954	23.555202	12.75%	0
2013	16.121533	20.891954	29.59%	0
2012	13.673484	16.121533	17.90%	0
2011	13.663794	13.673484	0.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.070317	9.738045	-3.30%	0
2019	8.702306	10.070317	15.72%	0
2018	10.910166	8.702306	-20.24%	0
2017	8.713164	10.910166	25.21%	0
2016	7.364581	8.713164	18.31%	0
2015	9.405156	7.364581	-21.70%	0
2014*	10.000000	9.405156	-5.95%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.392828	10.935830	5.22%	0
2019	9.787228	10.392828	6.19%	0
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	31.795787	45.341582	42.60%	0
2019	22.977213	31.795787	38.38%	0
2018	23.870899	22.977213	-3.74%	0
2017	19.289564	23.870899	23.75%	0
2016	18.099602	19.289564	6.57%	0
2015	18.883667	18.099602	-4.15%	0
2014	20.840941	18.883667	-9.39%	0
2013	15.066596	20.840941	38.33%	0
2012	12.723684	15.066596	18.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.919836	28.228087	1.10%	0
2019	22.009879	27.919836	26.85%	0
2018	25.069698	22.009879	-12.21%	0
2017	21.809194	25.069698	14.95%	0
2016	19.568577	21.809194	11.45%	0
2015	20.166501	19.568577	-2.96%	0
2014	18.682485	20.166501	7.94%	0
2013	14.066259	18.682485	32.82%	0
2012	12.393015	14.066259	13.50%	0
2011	12.711149	12.393015	-2.50%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.802757	12.221504	13.13%	0
2019*	10.000000	10.802757	8.03%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.722215	24.398866	17.74%	0
2019	16.836698	20.722215	23.08%	0
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.254998	32.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.565930	35.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.498394	14.252930	5.59%	0
2019	12.428617	13.498394	8.61%	0
2018	12.773375	12.428617	-2.70%	0
2017	12.273690	12.773375	4.07%	0
2016	11.808232	12.273690	3.94%	0
2015	12.134388	11.808232	-2.69%	0
2014	11.486080	12.134388	5.64%	0
2013	11.763771	11.486080	-2.36%	0
2012	10.974537	11.763771	7.19%	0
2011	10.604660	10.974537	3.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	33.917025	35.063815	3.38%	0
2019	30.307371	33.917025	11.91%	0
2018	33.254979	30.307371	-8.86%	0
2017	30.944255	33.254979	7.47%	0
2016	28.574123	30.944255	8.29%	0
2015	29.501388	28.574123	-3.14%	0
2014	29.262227	29.501388	0.82%	0
2013	32.739470	29.262227	-10.62%	0
2012	28.336607	32.739470	15.54%	0
2011	27.027260	28.336607	4.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.480230	11.083379	-3.46%	0
2019	9.166116	11.480230	25.25%	0
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	17.236062	18.725921	8.64%	0
2019	14.941566	17.236062	15.36%	0
2018	16.317382	14.941566	-8.43%	0
2017	14.346765	16.317382	13.74%	0
2016	13.872548	14.346765	3.42%	0
2015	15.130601	13.872548	-8.31%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.474975	22.890530	11.80%	0
2019	16.857464	20.474975	21.46%	0
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.381725	31.633866	47.95%	0
2019	16.394486	21.381725	30.42%	0
2018	20.037393	16.394486	-18.18%	0
2017	16.263756	20.037393	23.20%	0
2016	16.963143	16.263756	-4.12%	0
2015	17.403750	16.963143	-2.53%	0
2014	17.948997	17.403750	-3.04%	0
2013	15.098979	17.948997	18.88%	0
2012	13.298836	15.098979	13.54%	0
2011	14.972459	13.298836	-11.18%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.124347	19.882713	9.70%	0
2019	15.319782	18.124347	18.31%	0
2018	16.461911	15.319782	-6.94%	0
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.331567	12.121080	6.97%	0
2019	10.615125	11.331567	6.75%	0
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.365378	28.463814	27.27%	0
2019	16.941353	22.365378	32.02%	0
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	24.060692	35.704455	48.39%	0
2019	18.854042	24.060692	27.62%	0
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.295893	21.372136	10.76%	0
2019	15.676115	19.295893	23.09%	0
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	17.069761	17.398646	1.93%	0
2019	15.963348	17.069761	6.93%	0
2018	16.690717	15.963348	-4.36%	0
2017	16.024474	16.690717	4.16%	0
2016	15.056953	16.024474	6.43%	0
2015	15.829636	15.056953	-4.88%	0
2014	15.556762	15.829636	1.75%	0
2013	16.062989	15.556762	-3.15%	0
2012	14.610235	16.062989	9.94%	0
2011	14.131231	14.610235	3.39%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	21.176895	22.890544	8.09%	0
2019	16.719978	21.176895	26.66%	0
2018	17.072450	16.719978	-2.06%	0
2017	14.460781	17.072450	18.06%	0
2016	13.253141	14.460781	9.11%	0
2015	13.405143	13.253141	-1.13%	0
2014	12.203267	13.405143	9.85%	0
2013	9.502951	12.203267	28.42%	0
2012	8.494807	9.502951	11.87%	0
2011	8.626619	8.494807	-1.53%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	18.842397	19.125889	1.50%	0
2019	15.109952	18.842397	24.70%	0
2018	16.635113	15.109952	-9.17%	0
2017	14.392152	16.635113	15.58%	0
2016	12.463211	14.392152	15.48%	0
2015	13.579486	12.463211	-8.22%	0
2014	12.699386	13.579486	6.93%	0
2013	9.558401	12.699386	32.86%	0
2012	8.237826	9.558401	16.03%	0
2011	8.610106	8.237826	-4.32%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.755902	13.190018	12.20%	0
2019	10.441426	11.755902	12.59%	0
2018	11.647915	10.441426	-10.36%	0
2017	10.040162	11.647915	16.01%	0
2016*	10.000000	10.040162	0.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.529014	17.121060	10.25%	0
2019	12.789562	15.529014	21.42%	0
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.935965	14.971660	7.43%	0
2019	12.246253	13.935965	13.80%	0
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.008232	16.386297	9.18%	0
2019	12.743051	15.008232	17.78%	0
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.205390	12.862952	5.39%	0
2019	11.259382	12.205390	8.40%	0
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.939535	12.284396	2.89%	0
2019	10.706283	11.939535	11.52%	0
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.420940	13.061709	5.16%	0
2019	10.987179	12.420940	13.05%	0
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.519345	15.741971	8.42%	0
2019	12.546663	14.519345	15.72%	0
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.254921	16.774148	9.96%	0
2019	12.741569	15.254921	19.73%	0
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.446936	14.363978	6.82%	0
2019	12.010625	13.446936	11.96%	0
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.516332	14.955252	3.02%	0
2019	13.175031	14.516332	10.18%	0
2018	15.955829	13.175031	-17.43%	0
2017	13.273279	15.955829	20.21%	0
2016	13.400887	13.273279	-0.95%	0
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.731415	17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.752618	13.367102	4.82%	0
2019	11.950720	12.752618	6.71%	0
2018	12.253597	11.950720	-2.47%	0
2017	11.982488	12.253597	2.26%	0
2016	11.611783	11.982488	3.19%	0
2015	11.940815	11.611783	-2.76%	0
2014	11.604101	11.940815	2.90%	0
2013	12.077854	11.604101	-3.92%	0
2012	11.443906	12.077854	5.54%	0
2011	10.959942	11.443906	4.42%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.197601	14.095698	6.81%	0
2019	12.294310	13.197601	7.35%	0
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.485371	10.654757	1.62%	0
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	22.343885	24.796135	10.98%	0
2019	18.554133	22.343885	20.43%	0
2018	22.940427	18.554133	-19.12%	0
2017	16.550024	22.940427	38.61%	0
2016	15.685007	16.550024	5.51%	0
2015	19.062789	15.685007	-17.72%	0
2014	20.596006	19.062789	-7.44%	0
2013	20.871473	20.596006	-1.32%	0
2012	18.179246	20.871473	14.81%	0
2011	23.908913	18.179246	-23.96%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.310986	21.091322	3.84%	0
2019	18.072058	20.310986	12.39%	0
2018	19.022906	18.072058	-5.00%	0
2017	18.190759	19.022906	4.57%	0
2016	16.267491	18.190759	11.82%	0
2015	17.052625	16.267491	-4.60%	0
2014	16.976557	17.052625	0.45%	0
2013	16.187044	16.976557	4.88%	0
2012	14.426591	16.187044	12.20%	0
2011	14.186193	14.426591	1.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.524623	15.092295	3.91%	0
2019	13.953645	14.524623	4.09%	0
2018	14.254147	13.953645	-2.11%	0
2017	14.254529	14.254147	0.00%	0
2016	14.444904	14.254529	-1.32%	0
2015	14.763299	14.444904	-2.16%	0
2014	14.413705	14.763299	2.43%	0
2013	15.337419	14.413705	-6.02%	12
2012	15.194737	15.337419	0.94%	12
2011	14.462558	15.194737	5.06%	12
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	9.033044	8.869405	-1.81%	426
2019	9.060682	9.033044	-0.31%	426
2018	9.124475	9.060682	-0.70%	426
2017	9.275812	9.124475	-1.63%	426
2016	9.468687	9.275812	-2.04%	426
2015	9.666856	9.468687	-2.05%	426
2014	9.869173	9.666856	-2.05%	1,602
2013	10.075720	9.869173	-2.05%	2,616
2012	10.287176	10.075720	-2.06%	2,616
2011	10.501875	10.287176	-2.04%	26

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	14.108593	14.917770	5.74%	0
2019	12.091772	14.108593	16.68%	0
2018	14.445581	12.091772	-16.29%	0
2017	11.570466	14.445581	24.85%	0
2016	11.710200	11.570466	-1.19%	0
2015	12.332347	11.710200	-5.04%	0
2014	12.647206	12.332347	-2.49%	0
2013	10.957748	12.647206	15.42%	0
2012	9.677159	10.957748	13.23%	0
2011	10.948480	9.677159	-11.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.665228	11.191135	4.93%	0
2019	8.983686	10.665228	18.72%	0
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.899560	25.304901	10.50%	0
2019	18.894679	22.899560	21.20%	0
2018	21.166732	18.894679	-10.73%	0
2017	18.245760	21.166732	16.01%	0
2016	17.015533	18.245760	7.23%	0
2015	17.546818	17.015533	-3.03%	0
2014	17.063392	17.546818	2.83%	0
2013	13.690148	17.063392	24.64%	0
2012	12.059466	13.690148	13.52%	0
2011	12.815201	12.059466	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.363965	18.607857	7.16%	0
2019	15.369476	17.363965	12.98%	0
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.152833	23.126593	9.33%	0
2019	18.005170	21.152833	17.48%	0
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.761286	14.384354	4.53%	0
2019	12.826525	13.761286	7.29%	0
2018	13.336986	12.826525	-3.83%	0
2017	12.883213	13.336986	3.52%	0
2016	12.614257	12.883213	2.13%	0
2015	12.844264	12.614257	-1.79%	0
2014	12.622035	12.844264	1.76%	0
2013	12.292258	12.622035	2.68%	0
2012	11.932570	12.292258	3.01%	0
2011	11.834843	11.932570	0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.936501	12.224977	2.42%	0
2019	10.784497	11.936501	10.68%	0
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.498777	13.017289	4.15%	0
2019	11.072042	12.498777	12.89%	0
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.976487	20.510315	8.08%	0
2019	16.453852	18.976487	15.33%	0
2018	17.811913	16.453852	-7.62%	0
2017	16.102088	17.811913	10.62%	0
2016	15.342241	16.102088	4.95%	0
2015	15.715956	15.342241	-2.38%	0
2014	15.254510	15.715956	3.02%	0
2013	13.353368	15.254510	14.24%	0
2012	12.303264	13.353368	8.54%	0
2011	12.565287	12.303264	-2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.542248	23.702104	10.03%	529
2019	18.052527	21.542248	19.33%	529
2018	19.976032	18.052527	-9.63%	529
2017	17.477772	19.976032	14.29%	529
2016	16.447528	17.477772	6.26%	529
2015	16.915235	16.447528	-2.77%	529
2014	16.453643	16.915235	2.81%	529
2013	13.726285	16.453643	19.87%	529
2012	12.319077	13.726285	11.42%	529
2011	12.849654	12.319077	-4.13%	529
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.513744	17.558642	6.33%	0
2019	14.856246	16.513744	11.16%	0
2018	15.756957	14.856246	-5.72%	0
2017	14.729049	15.756957	6.98%	0
2016	14.225190	14.729049	3.54%	0
2015	14.527364	14.225190	-2.08%	0
2014	14.160289	14.527364	2.59%	0
2013	13.083505	14.160289	8.23%	0
2012	12.363931	13.083505	5.82%	0
2011	12.367031	12.363931	-0.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.420337	10.933940	4.93%	0
2019*	10.000000	10.420337	4.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.719633	12.154725	13.39%	0
2019*	10.000000	10.719633	7.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.930593	27.945370	27.43%	0
2019	17.152800	21.930593	27.85%	0
2018	18.069902	17.152800	-5.08%	0
2017	14.167617	18.069902	27.54%	0
2016	14.153375	14.167617	0.10%	0
2015	13.969811	14.153375	1.31%	0
2014	12.914443	13.969811	8.17%	0
2013	9.785137	12.914443	31.98%	0
2012	8.586148	9.785137	13.96%	0
2011	9.027836	8.586148	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.619427	13.237333	4.90%	0
2019	10.829208	12.619427	16.53%	0
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.520911	15.216204	4.79%	0
2019	12.153182	14.520911	19.48%	0
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	37.039766	43.136751	16.46%	21
2019	27.478505	37.039766	34.80%	23
2018	28.418651	27.478505	-3.31%	24
2017	22.787580	28.418651	24.71%	25
2016	22.447766	22.787580	1.51%	24
2015	21.806947	22.447766	2.94%	25
2014	20.462668	21.806947	6.57%	234
2013	15.281794	20.462668	33.90%	580
2012	13.145948	15.281794	16.25%	591
2011	13.727135	13.145948	-4.23%	619

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	28.378742	28.211797	-0.59%	2,412
2019	22.821372	28.378742	24.35%	2,412
2018	25.704853	22.821372	-11.22%	2,412
2017	24.146418	25.704853	6.45%	2,412
2016	20.467119	24.146418	17.98%	2,412
2015	21.828826	20.467119	-6.24%	2,412
2014	19.701122	21.828826	10.80%	2,374
2013	15.248983	19.701122	29.20%	2,207
2012	13.577979	15.248983	12.31%	2,015
2011	13.772513	13.577979	-1.41%	1,796
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.781116	17.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.776540	17.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.452791	45.928113	10.80%	0
2019	33.680706	41.452791	23.08%	0
2018	38.807788	33.680706	-13.21%	0
2017	34.218189	38.807788	13.41%	0
2016	29.040136	34.218189	17.83%	0
2015	30.418837	29.040136	-4.53%	0
2014	28.381812	30.418837	7.18%	0
2013	21.778221	28.381812	30.32%	0
2012	18.927786	21.778221	15.06%	0
2011	19.827635	18.927786	-4.54%	6
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.898339	20.235542	-3.17%	45
2019	17.227576	20.898339	21.31%	37
2018	20.254921	17.227576	-14.95%	35
2017	18.163865	20.254921	11.51%	32
2016	15.768607	18.163865	15.19%	33
2015	16.577025	15.768607	-4.88%	33
2014	14.462419	16.577025	14.62%	126
2013	10.882378	14.462419	32.90%	206
2012	9.549696	10.882378	13.96%	220
2011	9.980860	9.549696	-4.32%	222

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	30.305537	41.822118	38.00%	0
2019	22.797980	30.305537	32.93%	0
2018	25.285713	22.797980	-9.84%	0
2017	20.662950	25.285713	22.37%	0
2016	19.476695	20.662950	6.09%	0
2015	19.735145	19.476695	-1.31%	0
2014	19.597230	19.735145	0.70%	0
2013	13.865866	19.597230	41.33%	0
2012	12.479738	13.865866	11.11%	0
2011	12.823545	12.479738	-2.68%	6
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	39.424043	40.605529	3.00%	0
2019	33.822579	39.424043	16.56%	0
2018	41.584852	33.822579	-18.67%	0
2017	38.924773	41.584852	6.83%	0
2016	31.554154	38.924773	23.36%	0
2015	34.279151	31.554154	-7.95%	0
2014	32.700337	34.279151	4.83%	0
2013	23.777854	32.700337	37.52%	0
2012	20.155678	23.777854	17.97%	0
2011	21.675806	20.155678	-7.01%	10
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	41.057438	49.340693	20.17%	0
2019	33.360326	41.057438	23.07%	0
2018	38.988724	33.360326	-14.44%	0
2017	35.071943	38.988724	11.17%	0
2016	29.148519	35.071943	20.32%	0
2015	30.253362	29.148519	-3.65%	0
2014	30.636873	30.253362	-1.25%	0
2013	22.197379	30.636873	38.02%	0
2012	19.621202	22.197379	13.13%	0
2011	21.210157	19.621202	-7.49%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.514266	21.704191	11.22%	0
2019	15.555828	19.514266	25.45%	0
2018	16.678145	15.555828	-6.73%	0
2017	13.636737	16.678145	22.30%	0
2016	12.254441	13.636737	11.28%	0
2015	12.647483	12.254441	-3.11%	0
2014	12.112806	12.647483	4.41%	0
2013	8.598365	12.112806	40.87%	0
2012	7.506907	8.598365	14.54%	0
2011	8.671253	7.506907	-13.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.627018	17.357885	11.08%	0
2019	12.455681	15.627018	25.46%	0
2018	13.388313	12.455681	-6.97%	0
2017	10.955139	13.388313	22.21%	0
2016*	10.000000	10.955139	9.55%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.195816	22.424750	11.04%	0
2019	16.362867	20.195816	23.42%	0
2018	17.734276	16.362867	-7.73%	0
2017	15.262613	17.734276	16.19%	0
2016	14.150282	15.262613	7.86%	0
2015	14.493383	14.150282	-2.37%	0
2014	13.378253	14.493383	8.34%	0
2013	9.842504	13.378253	35.92%	0
2012	9.012630	9.842504	9.21%	0
2011	9.503068	9.012630	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.805775	15.574412	-7.33%	0
2019	13.127095	16.805775	28.02%	0
2018	13.950671	13.127095	-5.90%	0
2017	13.372906	13.950671	4.32%	0
2016	12.717367	13.372906	5.15%	0
2015	13.718511	12.717367	-7.30%	0
2014	10.866616	13.718511	26.24%	0
2013	10.766204	10.866616	0.93%	0
2012	9.493346	10.766204	13.41%	0
2011	9.099998	9.493346	4.32%	18
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.227669	32.28%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.720345	22.764283	15.44%	0
2019	15.387540	19.720345	28.16%	0
2018	16.516355	15.387540	-6.83%	0
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.839899	9.911127	0.72%	0
2019	9.651362	9.839899	1.95%	0
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.793022	19.626483	16.87%	0
2019	13.719933	16.793022	22.40%	0
2018	15.801213	13.719933	-13.17%	0
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.948026	34.590891	57.60%	0
2019	16.325422	21.948026	34.44%	0
2018	17.895174	16.325422	-8.77%	0
2017	14.301568	17.895174	25.13%	0
2016	13.713414	14.301568	4.29%	0
2015	14.026428	13.713414	-2.23%	0
2014	13.764629	14.026428	1.90%	0
2013	10.113736	13.764629	36.10%	0
2012	8.986549	10.113736	12.54%	0
2011	9.579435	8.986549	-6.19%	24
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.147043	19.359826	36.85%	0
2019	10.902007	14.147043	29.77%	0
2018	11.912814	10.902007	-8.49%	0
2017	9.763232	11.912814	22.02%	0
2016	9.568783	9.763232	2.03%	0
2015*	10.000000	9.568783	-4.31%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.383085	9.508541	1.34%	0
2019	9.238834	9.383085	1.56%	0
2018	9.337933	9.238834	-1.06%	0
2017	9.448614	9.337933	-1.17%	0
2016	9.529629	9.448614	-0.85%	0
2015	9.711240	9.529629	-1.87%	0
2014	9.854374	9.711240	-1.45%	0
2013	9.998952	9.854374	-1.45%	0
2012	9.759332	9.998952	2.46%	0
2011	9.934332	9.759332	-1.76%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.418028	30.938561	17.11%	0
2019	21.424990	26.418028	23.30%	0
2018	23.204714	21.424990	-7.67%	0
2017	20.002509	23.204714	16.01%	0
2016	18.586902	20.002509	7.62%	0
2015	19.064307	18.586902	-2.50%	0
2014	17.632676	19.064307	8.12%	0
2013	13.082170	17.632676	34.78%	0
2012	12.035204	13.082170	8.70%	0
2011	12.677102	12.035204	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.294349	11.937665	5.70%	0
2019	10.318904	11.294349	9.45%	0
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.522393	12.028784	4.39%	0
2019	10.260181	11.522393	12.30%	0
2018	11.007234	10.260181	-6.79%	0
2017	10.235872	11.007234	7.54%	0
2016	9.229934	10.235872	10.90%	0
2015	9.651383	9.229934	-4.37%	0
2014*	10.000000	9.651383	-3.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.153609	12.089803	8.39%	0
2019	10.650294	11.153609	4.73%	0
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.709374	10.792945	0.78%	0
2019	10.520709	10.709374	1.79%	0
2018	10.716703	10.520709	-1.83%	0
2017	10.805073	10.716703	-0.82%	0
2016	10.888496	10.805073	-0.77%	0
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.967500	14.189799	9.43%	0
2019	12.209048	12.967500	6.21%	0
2018	12.748105	12.209048	-4.23%	0
2017	12.554430	12.748105	1.54%	0
2016	12.184468	12.554430	3.04%	0
2015	12.785272	12.184468	-4.70%	0
2014	12.661450	12.785272	0.98%	0
2013	14.238881	12.661450	-11.08%	0
2012	13.367420	14.238881	6.52%	0
2011	12.220445	13.367420	9.39%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.077083	10.081768	0.05%	0
2019	10.017876	10.077083	0.59%	0
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	15.005358	15.967449	6.41%	0
2019	14.138163	15.005358	6.13%	0
2018	14.513453	14.138163	-2.59%	0
2017	14.121382	14.513453	2.78%	0
2016	14.039068	14.121382	0.59%	0
2015	14.270745	14.039068	-1.62%	0
2014	13.972657	14.270745	2.13%	0
2013	14.549615	13.972657	-3.97%	0
2012	13.553751	14.549615	7.35%	0
2011	13.355222	13.553751	1.49%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.933147	11.622621	6.31%	0
2019	10.311548	10.933147	6.03%	0
2018	10.595843	10.311548	-2.68%	0
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.781829	12.936137	9.80%	0
2019	9.610944	11.781829	22.59%	0
2018	12.132273	9.610944	-20.78%	0
2017	9.784597	12.132273	23.99%	0
2016*	10.000000	9.784597	-2.15%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.435569	34.36%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.837228	28.37%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.410235	16.260817	21.26%	0
2019	11.451920	13.410235	17.10%	0
2018	12.855910	11.451920	-10.92%	0
2017	12.477274	12.855910	3.03%	0
2016	10.640232	12.477274	17.27%	0
2015	12.408945	10.640232	-14.25%	0
2014	13.138870	12.408945	-5.56%	0
2013	11.086993	13.138870	18.51%	0
2012	10.519602	11.086993	5.39%	0
2011	12.217964	10.519602	-13.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.244656	52.223809	26.62%	0
2019	32.735636	41.244656	25.99%	0
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	37.295691	42.832334	14.85%	0
2019	29.155674	37.295691	27.92%	0
2018	38.907882	29.155674	-25.06%	0
2017	26.298015	38.907882	47.95%	0
2016	26.819340	26.298015	-1.94%	0
2015	31.835602	26.819340	-15.76%	0
2014	32.637499	31.835602	-2.46%	0
2013	29.745060	32.637499	9.72%	0
2012	23.395184	29.745060	27.14%	0
2011	32.162383	23.395184	-27.26%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.498029	6.399242	16.39%	0
2019	5.032085	5.498029	9.26%	0
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	20.134549	23.491030	16.67%	0
2019	18.375001	20.134549	9.58%	0
2018	26.159276	18.375001	-29.76%	0
2017	27.166481	26.159276	-3.71%	0
2016	19.298125	27.166481	40.77%	0
2015	29.604697	19.298125	-34.81%	0
2014	37.362816	29.604697	-20.76%	0
2013	34.509576	37.362816	8.27%	0
2012	34.079728	34.509576	1.26%	0
2011	41.642607	34.079728	-18.16%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.739613	10.356379	-3.57%	0
2019*	10.000000	10.739613	7.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.903584	52.399060	54.55%	0
2019	27.728424	33.903584	22.27%	0
2018	27.946375	27.728424	-0.78%	0
2017	22.667921	27.946375	23.29%	0
2016	21.477240	22.667921	5.54%	0
2015	22.577634	21.477240	-4.87%	0
2014	23.491385	22.577634	-3.89%	0
2013	15.963906	23.491385	47.15%	0
2012	15.109546	15.963906	5.65%	0
2011	16.168409	15.109546	-6.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.644987	12.981170	2.66%	0
2019	11.208026	12.644987	12.82%	0
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.709290	8.714889	0.06%	0
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	30.213791	30.482397	0.89%	0
2019	25.739157	30.213791	17.38%	0
2018	31.042790	25.739157	-17.08%	0
2017	28.096291	31.042790	10.49%	0
2016	22.995928	28.096291	22.18%	0
2015	24.907532	22.995928	-7.67%	0
2014	23.352692	24.907532	6.66%	0
2013	17.330840	23.352692	34.75%	0
2012	14.943503	17.330840	15.98%	0
2011	16.703707	14.943503	-10.54%	942
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.517750	13.425824	7.25%	0
2019	11.741010	12.517750	6.62%	0
2018	12.342156	11.741010	-4.87%	0
2017	12.159691	12.342156	1.50%	0
2016	11.897792	12.159691	2.20%	0
2015	12.460591	11.897792	-4.52%	0
2014	12.321305	12.460591	1.13%	0
2013	13.751713	12.321305	-10.40%	0
2012	13.081241	13.751713	5.13%	0
2011	11.956690	13.081241	9.41%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	19.948161	21.835424	9.46%	0
2019	16.438964	19.948161	21.35%	822
2018	18.032012	16.438964	-8.83%	825
2017	15.286019	18.032012	17.96%	1,220
2016	13.757858	15.286019	11.11%	1,326
2015	14.889905	13.757858	-7.60%	1,625
2014	13.518936	14.889905	10.14%	3,369
2013	10.166829	13.518936	32.97%	0
2012	9.050902	10.166829	12.33%	2,569
2011	8.965612	9.050902	0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	15.715530	19.367331	23.24%	0
2019	12.499988	15.715530	25.72%	0
2018	15.062457	12.499988	-17.01%	0
2017	11.725355	15.062457	28.46%	0
2016	12.673014	11.725355	-7.48%	0
2015	12.847467	12.673014	-1.36%	0
2014	13.887883	12.847467	-7.49%	0
2013	11.588541	13.887883	19.84%	0
2012	9.770124	11.588541	18.61%	0
2011	11.345728	9.770124	-13.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	25.466253	25.233180	-0.92%	0
2019	20.141197	25.466253	26.44%	0
2018	23.605851	20.141197	-14.68%	0
2017	21.586309	23.605851	9.36%	0
2016	17.946299	21.586309	20.28%	0
2015	18.597759	17.946299	-3.50%	0
2014	16.316884	18.597759	13.98%	0
2013	12.809172	16.316884	27.38%	829
2012	11.247997	12.809172	13.88%	0
2011	11.569037	11.247997	-2.77%	1,271
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	29.004352	28.672598	-1.14%	0
2019	23.321550	29.004352	24.37%	0
2018	26.224477	23.321550	-11.07%	0
2017	24.630745	26.224477	6.47%	0
2016	20.881067	24.630745	17.96%	0
2015	22.190996	20.881067	-5.90%	0
2014	20.045038	22.190996	10.71%	0
2013	15.543381	20.045038	28.96%	0
2012	13.857712	15.543381	12.16%	0
2011	14.012216	13.857712	-1.10%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	19.327900	25.103050	29.88%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.351318	11.892214	4.77%	0
2019	10.094515	11.351318	12.45%	0
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.254532	10.896866	6.26%	0
2019	9.596670	10.254532	6.86%	0
2018	9.874908	9.596670	-2.82%	0
2017	9.772808	9.874908	1.04%	0
2016	9.742291	9.772808	0.31%	0
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.237438	14.436068	1.40%	0
2019	11.409599	14.237438	24.78%	0
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.751285	19.795763	18.17%	0
2019	14.530599	16.751285	15.28%	0
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	1,122
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	0
2019	10.837279	12.716259	17.34%	646
2018	13.130826	10.837279	-17.47%	617
2017	11.658186	13.130826	12.63%	843
2016	10.336229	11.658186	12.79%	915
2015	10.830491	10.336229	-4.56%	1,056
2014*	10.000000	10.830491	8.30%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	31.022881	33.602188	8.31%	0
2019	25.928772	31.022881	19.65%	0
2018	29.100183	25.928772	-10.90%	0
2017	26.442777	29.100183	10.05%	0
2016	21.481660	26.442777	23.09%	0
2015	22.465848	21.481660	-4.38%	0
2014	21.829758	22.465848	2.91%	0
2013	15.846025	21.829758	37.76%	631
2012	13.985180	15.846025	13.31%	855
2011	14.204636	13.985180	-1.54%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	21.769503	25.150367	15.53%	0
2019	16.950538	21.769503	28.43%	763
2018	18.157941	16.950538	-6.65%	807
2017	15.259390	18.157941	19.00%	1,209
2016	13.952360	15.259390	9.37%	1,343
2015	14.095586	13.952360	-1.02%	1,610
2014	12.693842	14.095586	11.04%	0
2013	9.820647	12.693842	29.26%	1,089
2012	8.667675	9.820647	13.30%	0
2011	8.690040	8.667675	-0.26%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	16.975967	20.632226	21.54%	0
2019	12.905779	16.975967	31.54%	0
2018	13.791309	12.905779	-6.42%	0
2017	12.213448	13.791309	12.92%	0
2016	11.302257	12.213448	8.06%	0
2015	11.925706	11.302257	-5.23%	0
2014	10.737079	11.925706	11.07%	0
2013	8.163563	10.737079	31.52%	0
2012	7.447279	8.163563	9.62%	0
2011	7.538748	7.447279	-1.21%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	22.030055	26.676723	21.09%	0
2019	16.534145	22.030055	33.24%	0
2018	18.133444	16.534145	-8.82%	0
2017	14.545477	18.133444	24.67%	0
2016	13.768341	14.545477	5.64%	0
2015	14.419653	13.768341	-4.52%	0
2014	13.626353	14.419653	5.82%	0
2013	11.493095	13.626353	18.56%	1,002
2012	10.631310	11.493095	8.11%	2,221
2011	9.961116	10.631310	6.73%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	19.128178	22.451801	17.38%	0
2019	16.044266	19.128178	19.22%	0
2018	20.254655	16.044266	-20.79%	0
2017	16.592670	20.254655	22.07%	0
2016	14.476282	16.592670	14.62%	0
2015	15.131350	14.476282	-4.33%	0
2014	15.213435	15.131350	-0.54%	0
2013	10.460873	15.213435	45.43%	0
2012	8.863177	10.460873	18.03%	0
2011	10.507965	8.863177	-15.65%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.883559	11.326996	4.07%	0
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.447949	15.751995	-4.23%	0
2019	13.154377	16.447949	25.04%	0
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	994
2013*	10.000000	12.168294	21.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.582978	10.567869	-0.14%	0
2019	10.095360	10.582978	4.83%	0
2018	10.321978	10.095360	-2.20%	0
2017	10.191929	10.321978	1.28%	0
2016	9.555164	10.191929	6.66%	0
2015	9.857932	9.555164	-3.07%	0
2014*	10.000000	9.857932	-1.42%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.726244	17.704557	5.85%	0
2019	15.610782	16.726244	7.15%	0
2018	16.042624	15.610782	-2.69%	0
2017	15.750172	16.042624	1.86%	0
2016	15.494532	15.750172	1.65%	0
2015	15.865537	15.494532	-2.34%	0
2014	15.613611	15.865537	1.61%	742
2013	15.785166	15.613611	-1.09%	0
2012	14.695861	15.785166	7.41%	0
2011	14.676700	14.695861	0.13%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.371712	13.289316	28.13%	0
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.712916	17.289378	10.03%	0
2019	13.836233	15.712916	13.56%	0
2018	14.739695	13.836233	-6.13%	0
2017	13.323986	14.739695	10.63%	0
2016	12.926782	13.323986	3.07%	0
2015	13.245391	12.926782	-2.41%	0
2014	12.965579	13.245391	2.16%	0
2013	11.679458	12.965579	11.01%	0
2012	10.682298	11.679458	9.33%	0
2011	10.942024	10.682298	-2.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.388748	18.437840	12.50%	0
2019	13.949158	16.388748	17.49%	0
2018	15.156002	13.949158	-7.96%	0
2017	13.290966	15.156002	14.03%	0
2016	12.801712	13.290966	3.82%	0
2015	13.124427	12.801712	-2.46%	0
2014	12.808541	13.124427	2.47%	0
2013	11.283023	12.808541	13.52%	0
2012	10.182707	11.283023	10.81%	0
2011	10.518974	10.182707	-3.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.586817	20.102731	14.31%	0
2019	14.443520	17.586817	21.76%	0
2018	16.018106	14.443520	-9.83%	0
2017	13.541570	16.018106	18.29%	0
2016	12.984611	13.541570	4.29%	0
2015	13.307871	12.984611	-2.43%	0
2014	12.963158	13.307871	2.66%	0
2013	10.898317	12.963158	18.95%	0
2012	9.640111	10.898317	13.05%	0
2011	10.119321	9.640111	-4.74%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.411647	16.035398	19.56%	0
2019	11.037556	13.411647	21.51%	0
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	30.386907	38.801920	27.69%	0
2019	23.612615	30.386907	28.69%	0
2018	25.795518	23.612615	-8.46%	0
2017	21.638027	25.795518	19.21%	0
2016	20.480471	21.638027	5.65%	0
2015	20.803767	20.480471	-1.55%	0
2014	19.004313	20.803767	9.47%	0
2013	14.801689	19.004313	28.39%	0
2012	12.999856	14.801689	13.86%	0
2011	13.637779	12.999856	-4.68%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.565888	41.521630	27.50%	0
2019	25.339426	32.565888	28.52%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.550969	4.961442	-34.29%	0
2019	7.022960	7.550969	7.52%	0
2018	9.536551	7.022960	-26.36%	0
2017	10.018584	9.536551	-4.81%	0
2016	7.664755	10.018584	30.71%	0
2015	9.879416	7.664755	-22.42%	0
2014	11.568403	9.879416	-14.60%	0
2013	9.518232	11.568403	21.54%	0
2012	9.283384	9.518232	2.53%	0
2011	10.002226	9.283384	-7.19%	1,464
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.297878	21.172309	4.31%	0
2019	16.283710	20.297878	24.65%	0
2018	18.160641	16.283710	-10.34%	0
2017	16.443492	18.160641	10.44%	0
2016	14.244927	16.443492	15.43%	0
2015	15.170816	14.244927	-6.10%	0
2014	14.262964	15.170816	6.37%	0
2013	11.380773	14.262964	25.33%	0
2012	9.920354	11.380773	14.72%	1,153
2011	10.046430	9.920354	-1.25%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.432747	15.202651	5.33%	0
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	23.922108	39.462280	64.96%	0
2019	17.367052	23.922108	37.74%	0
2018	15.792035	17.367052	9.97%	0
2017	12.001141	15.792035	31.59%	0
2016	12.227654	12.001141	-1.85%	0
2015	11.840890	12.227654	3.27%	0
2014	10.789049	11.840890	9.75%	0
2013	7.998627	10.789049	34.89%	0
2012	6.839422	7.998627	16.95%	0
2011	6.836743	6.839422	0.04%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	22.860655	32.172547	40.73%	0
2019	17.402092	22.860655	31.37%	0
2018	17.826651	17.402092	-2.38%	0
2017	13.486929	17.826651	32.18%	0
2016	13.677826	13.486929	-1.40%	0
2015	13.050785	13.677826	4.80%	0
2014	11.989332	13.050785	8.85%	1,865
2013	8.991213	11.989332	33.34%	0
2012	8.018221	8.991213	12.13%	0
2011	8.178303	8.018221	-1.96%	1,717
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.738880	14.811566	0.49%	0
2019	13.100383	14.738880	12.51%	0
2018	13.882829	13.100383	-5.64%	0
2017	13.243327	13.882829	4.83%	0
2016	11.826768	13.243327	11.98%	0
2015	12.551919	11.826768	-5.78%	0
2014	12.684851	12.551919	-1.05%	0
2013	12.238073	12.684851	3.65%	0
2012	10.947142	12.238073	11.79%	0
2011	10.758979	10.947142	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.856880	14.821490	6.96%	0
2019	12.916531	13.856880	7.28%	1,090
2018	13.279082	12.916531	-2.73%	1,242
2017	13.021650	13.279082	1.98%	1,563
2016	12.711884	13.021650	2.44%	1,472
2015	13.076877	12.711884	-2.79%	1,648
2014	12.630608	13.076877	3.53%	0
2013	13.150047	12.630608	-3.95%	0
2012	12.700161	13.150047	3.54%	0
2011	12.099603	12.700161	4.96%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.456282	22.483761	15.56%	0
2019	16.111782	19.456282	20.76%	0
2018	19.282386	16.111782	-16.44%	0
2017	16.316549	19.282386	18.18%	0
2016	14.865009	16.316549	9.76%	0
2015	15.415114	14.865009	-3.57%	0
2014	14.827069	15.415114	3.97%	0
2013	11.130861	14.827069	33.21%	0
2012	9.908615	11.130861	12.34%	0
2011	11.335641	9.908615	-12.59%	1,358
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.354681	17.361376	13.07%	0
2019	12.284418	15.354681	24.99%	0
2018	14.744201	12.284418	-16.68%	0
2017	11.574953	14.744201	27.38%	0
2016	12.460766	11.574953	-7.11%	0
2015	12.298818	12.460766	1.32%	0
2014	13.679032	12.298818	-10.09%	0
2013	10.716836	13.679032	27.64%	0
2012	9.081705	10.716836	18.00%	0
2011	11.207077	9.081705	-18.96%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.182017	10.203682	-8.75%	0
2019	9.289890	11.182017	20.37%	0
2018	10.145225	9.289890	-8.43%	0
2017*	10.000000	10.145225	1.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	25.709462	27.228037	5.91%	0
2019	19.555073	25.709462	31.47%	0
2018	24.165194	19.555073	-19.08%	0
2017	20.704470	24.165194	16.71%	0
2016	19.316441	20.704470	7.19%	0
2015	20.352578	19.316441	-5.09%	0
2014	19.485150	20.352578	4.45%	599
2013	15.257667	19.485150	27.71%	703
2012	12.262402	15.257667	24.43%	0
2011	13.740839	12.262402	-10.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.884435	15.189131	9.40%	0
2019	11.832401	13.884435	17.34%	0
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.608205	16.372198	-1.42%	0
2019	14.617081	16.608205	13.62%	0
2018	15.604021	14.617081	-6.32%	0
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	1,239
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	19.030842	19.597931	2.98%	0
2019	15.385291	19.030842	23.70%	0
2018	18.040317	15.385291	-14.72%	0
2017	16.652389	18.040317	8.33%	0
2016	13.064586	16.652389	27.46%	0
2015	14.409307	13.064586	-9.33%	0
2014	14.634902	14.409307	-1.54%	0
2013	10.972430	14.634902	33.38%	0
2012	9.467445	10.972430	15.90%	0
2011	10.047973	9.467445	-5.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.823803	13.564581	14.72%	0
2019	9.532522	11.823803	24.04%	0
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.680942	15.211000	-3.00%	0
2019	14.195018	15.680942	10.47%	0
2018	17.114599	14.195018	-17.06%	0
2017	14.938088	17.114599	14.57%	0
2016	14.194482	14.938088	5.24%	0
2015	15.475320	14.194482	-8.28%	0
2014	17.738583	15.475320	-12.76%	0
2013	14.698105	17.738583	20.69%	0
2012	12.659826	14.698105	16.10%	0
2011	14.439170	12.659826	-12.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.617391	8.338709	-3.23%	0
2019	7.822187	8.617391	10.17%	0
2018	9.450331	7.822187	-17.23%	0
2017	8.271631	9.450331	14.25%	0
2016	7.882964	8.271631	4.93%	0
2015	8.611226	7.882964	-8.46%	0
2014*	10.000000	8.611226	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.336242	8.657426	-7.27%	0
2019	9.348333	9.336242	-0.13%	0
2018	9.368452	9.348333	-0.21%	0
2017	9.388057	9.368452	-0.21%	0
2016	9.315148	9.388057	0.78%	0
2015	9.943041	9.315148	-6.31%	0
2014*	10.000000	9.943041	-0.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.313959	12.551267	1.93%	0
2019	11.236788	12.313959	9.59%	0
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.966226	10.412547	4.48%	0
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.511993	10.000239	5.13%	0
2019	9.252187	9.511993	2.81%	0
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	14.091545	14.712984	4.41%	0
2019	11.856385	14.091545	18.85%	0
2018	13.189681	11.856385	-10.11%	0
2017	11.708677	13.189681	12.65%	0
2016	10.834874	11.708677	8.06%	0
2015	11.141538	10.834874	-2.75%	0
2014	10.838167	11.141538	2.80%	0
2013	9.280749	10.838167	16.78%	0
2012	8.132662	9.280749	14.12%	0
2011	9.866352	8.132662	-17.57%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.444904	26.441853	29.33%	0
2019	15.736956	20.444904	29.92%	0
2018	17.305637	15.736956	-9.06%	0
2017	14.178055	17.305637	22.06%	0
2016	13.328033	14.178055	6.38%	0
2015	13.624771	13.328033	-2.18%	0
2014	12.310545	13.624771	10.68%	0
2013	9.634128	12.310545	27.78%	0
2012	8.499145	9.634128	13.35%	0
2011	9.073694	8.499145	-6.33%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.380668	19.157506	10.22%	0
2019	14.781039	17.380668	17.59%	0
2018	16.017387	14.781039	-7.72%	0
2017	14.302211	16.017387	11.99%	0
2016	13.524175	14.302211	5.75%	0
2015	13.799492	13.524175	-2.00%	0
2014	13.209093	13.799492	4.47%	0
2013	11.801219	13.209093	11.93%	0
2012	10.641075	11.801219	10.90%	0
2011	10.798225	10.641075	-1.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.873532	19.821097	-0.26%	0
2019	16.405278	19.873532	21.14%	0
2018	18.751619	16.405278	-12.51%	0
2017	16.687084	18.751619	12.37%	0
2016	13.889088	16.687084	20.15%	0
2015	14.886835	13.889088	-6.70%	0
2014	14.130647	14.886835	5.35%	0
2013	10.835028	14.130647	30.42%	0
2012	9.582364	10.835028	13.07%	0
2011	10.232263	9.582364	-6.35%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.492403	18.944329	2.44%	0
2019	16.908982	18.492403	9.36%	0
2018	18.016330	16.908982	-6.15%	0
2017	17.321902	18.016330	4.01%	0
2016	15.054962	17.321902	15.06%	0
2015	16.010772	15.054962	-5.97%	0
2014	15.953194	16.010772	0.36%	0
2013	15.175082	15.953194	5.13%	0
2012	13.494982	15.175082	12.45%	0
2011	13.788842	13.494982	-2.13%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.206167	20.559318	-3.05%	0
2019	17.671209	21.206167	20.00%	0
2018	20.670479	17.671209	-14.51%	0
2017	20.359669	20.670479	1.53%	0
2016	16.425003	20.359669	23.96%	0
2015	17.966472	16.425003	-8.58%	0
2014	18.608992	17.966472	-3.45%	0
2013	13.895304	18.608992	33.92%	0
2012	11.877065	13.895304	16.99%	0
2011	12.717439	11.877065	-6.61%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.669879	22.127304	2.11%	0
2019	17.470012	21.669879	24.04%	0
2018	20.507862	17.470012	-14.81%	0
2017	18.421148	20.507862	11.33%	0
2016	14.843751	18.421148	24.10%	0
2015	16.267422	14.843751	-8.75%	0
2014	16.466052	16.267422	-1.21%	0
2013	12.615226	16.466052	30.53%	0
2012	11.002864	12.615226	14.65%	0
2011	12.148990	11.002864	-9.43%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.916485	25.703559	29.06%	0
2019	16.186773	19.916485	23.04%	0
2018	18.435921	16.186773	-12.20%	0
2017	15.386533	18.435921	19.82%	0
2016	13.851834	15.386533	11.08%	0
2015	14.334551	13.851834	-3.37%	0
2014	13.457606	14.334551	6.52%	0
2013	9.725707	13.457606	38.37%	0
2012	8.905768	9.725707	9.21%	0
2011	9.278204	8.905768	-4.01%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.634862	30.552471	34.98%	0
2019	17.264038	22.634862	31.11%	0
2018	18.301677	17.264038	-5.67%	0
2017	14.367387	18.301677	27.38%	0
2016	13.497568	14.367387	6.44%	0
2015	13.069518	13.497568	3.28%	0
2014	11.584666	13.069518	12.82%	0
2013	9.224846	11.584666	25.58%	0
2012	8.511229	9.224846	8.38%	0
2011	9.086090	8.511229	-6.33%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.689753	31.622051	39.37%	0
2019	16.947221	22.689753	33.88%	0
2018	17.963975	16.947221	-5.66%	0
2017	14.408501	17.963975	24.68%	0
2016	14.390358	14.408501	0.13%	0
2015	13.998200	14.390358	2.80%	0
2014	13.185645	13.998200	6.16%	0
2013	9.610835	13.185645	37.20%	0
2012*	10.000000	9.610835	-3.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.379654	35.282059	39.02%	0
2019	19.002127	25.379654	33.56%	0
2018	20.197912	19.002127	-5.92%	0
2017	16.240422	20.197912	24.37%	0
2016	16.259863	16.240422	-0.12%	0
2015	15.855505	16.259863	2.55%	0
2014	14.972556	15.855505	5.90%	0
2013	10.939942	14.972556	36.86%	0
2012	9.854865	10.939942	11.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	23.104549	30.895721	33.72%	0
2019	17.328015	23.104549	33.34%	0
2018	18.777717	17.328015	-7.72%	0
2017	15.121552	18.777717	24.18%	0
2016	15.792858	15.121552	-4.25%	0
2015	15.579573	15.792858	1.37%	0
2014	13.789014	15.579573	12.99%	0
2013	10.856101	13.789014	27.02%	0
2012	9.717483	10.856101	11.72%	0
2011	10.040868	9.717483	-3.22%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	22.130514	24.666588	11.46%	0
2019	17.528216	22.130514	26.26%	0
2018	19.763324	17.528216	-11.31%	0
2017	17.836073	19.763324	10.81%	0
2016	16.521807	17.836073	7.95%	0
2015	17.909679	16.521807	-7.75%	0
2014	16.915855	17.909679	5.88%	0
2013	13.368403	16.915855	26.54%	0
2012	11.991190	13.368403	11.49%	0
2011	12.255630	11.991190	-2.16%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	22.902944	31.545468	37.74%	0
2019	16.786464	22.902944	36.44%	0
2018	18.259388	16.786464	-8.07%	0
2017	14.480565	18.259388	26.10%	0
2016	14.452957	14.480565	0.19%	0
2015	13.848146	14.452957	4.37%	0
2014	13.371796	13.848146	3.56%	0
2013	10.044152	13.371796	33.13%	0
2012	8.810960	10.044152	14.00%	0
2011	8.902031	8.810960	-1.02%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.582873	45.83%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	16.009843	17.233557	7.64%	0
2019	13.586278	16.009843	17.84%	0
2018	15.337152	13.586278	-11.42%	0
2017	14.108776	15.337152	8.71%	0
2016	12.517307	14.108776	12.71%	0
2015	13.086003	12.517307	-4.35%	0
2014	12.259138	13.086003	6.74%	0
2013	10.002948	12.259138	22.56%	0
2012	9.076534	10.002948	10.21%	0
2011*	10.000000	9.076534	-9.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	24.109989	30.127385	24.96%	0
2019	18.686952	24.109989	29.02%	0
2018	21.988383	18.686952	-15.01%	0
2017	16.433170	21.988383	33.80%	0
2016	16.770975	16.433170	-2.01%	0
2015	16.480733	16.770975	1.76%	0
2014	16.457039	16.480733	0.14%	0
2013	13.204197	16.457039	24.63%	0
2012	11.122788	13.204197	18.71%	0
2011	12.388006	11.122788	-10.21%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.400613	12.361415	-14.16%	0
2019	11.958934	14.400613	20.42%	0
2018	13.017785	11.958934	-8.13%	0
2017	11.761420	13.017785	10.68%	0
2016	11.772810	11.761420	-0.10%	0
2015	12.206067	11.772810	-3.55%	0
2014	10.877480	12.206067	12.21%	0
2013	10.817333	10.877480	0.56%	0
2012	8.624590	10.817333	25.42%	0
2011	9.422561	8.624590	-8.47%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.522593	10.651921	1.23%	0
2019	9.700299	10.522593	8.48%	0
2018	10.365386	9.700299	-6.42%	0
2017	9.962223	10.365386	4.05%	0
2016	9.551335	9.962223	4.30%	0
2015	9.981882	9.551335	-4.31%	0
2014	9.914567	9.981882	0.68%	0
2013	10.140669	9.914567	-2.23%	0
2012*	10.000000	10.140669	1.41%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	25.881384	29.001702	12.06%	0
2019	19.951406	25.881384	29.72%	0
2018	20.199160	19.951406	-1.23%	0
2017	17.812092	20.199160	13.40%	0
2016	20.548281	17.812092	-13.32%	0
2015	20.345578	20.548281	1.00%	0
2014	17.366114	20.345578	17.16%	0
2013	12.621409	17.366114	37.59%	0
2012	10.664077	12.621409	18.35%	0
2011	10.478484	10.664077	1.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	24.125817	26.924732	11.60%	0
2019	19.166772	24.125817	25.87%	0
2018	23.029329	19.166772	-16.77%	0
2017	19.122989	23.029329	20.43%	0
2016	19.620682	19.122989	-2.54%	0
2015	20.522581	19.620682	-4.39%	0
2014	20.893611	20.522581	-1.78%	0
2013	17.932116	20.893611	16.52%	0
2012	15.854959	17.932116	13.10%	0
2011	17.365157	15.854959	-8.70%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	21.185887	23.632761	11.55%	0
2019	16.384054	21.185887	29.31%	0
2018	18.170552	16.384054	-9.83%	0
2017	15.874737	18.170552	14.46%	0
2016	14.526689	15.874737	9.28%	0
2015	14.360340	14.526689	1.16%	0
2014	13.250154	14.360340	8.38%	0
2013	10.270817	13.250154	29.01%	0
2012	8.977043	10.270817	14.41%	0
2011	9.170526	8.977043	-2.11%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.683108	16.726351	6.65%	0
2019	12.811761	15.683108	22.41%	0
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.571281	24.152872	17.41%	0
2019	16.614477	20.571281	23.82%	407
2018	18.927012	16.614477	-12.22%	387
2017	16.934477	18.927012	11.77%	550
2016	14.651582	16.934477	15.58%	641
2015	15.904134	14.651582	-7.88%	742
2014	14.513322	15.904134	9.58%	0
2013	10.512565	14.513322	38.06%	0
2012	9.101467	10.512565	15.50%	0
2011	9.506650	9.101467	-4.26%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.549233	12.500906	18.50%	0
2019	8.421502	10.549233	25.27%	0
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.619477	30.792034	11.49%	0
2019	23.166606	27.619477	19.22%	0
2018	25.027713	23.166606	-7.44%	0
2017	21.613485	25.027713	15.80%	0
2016	22.657757	21.613485	-4.61%	0
2015	25.251561	22.657757	-10.27%	0
2014	27.226929	25.251561	-7.26%	0
2013	22.225107	27.226929	22.51%	0
2012	19.049874	22.225107	16.67%	0
2011	20.968773	19.049874	-9.15%	695
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.727155	26.705098	3.80%	0
2019	23.633684	25.727155	8.86%	0
2018	24.665098	23.633684	-4.18%	0
2017	23.615463	24.665098	4.44%	0
2016	20.760110	23.615463	13.75%	0
2015	22.680875	20.760110	-8.47%	0
2014	22.734341	22.680875	-0.24%	1,023
2013	21.015401	22.734341	8.18%	1,162
2012	18.094237	21.015401	16.14%	1,297
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.909787	50.924820	45.88%	0
2019	25.850543	34.909787	35.04%	0
2018	26.423685	25.850543	-2.17%	0
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.189478	10.998164	7.94%	0
2019	9.524387	10.189478	6.98%	0
2018	9.856624	9.524387	-3.37%	0
2017	9.740863	9.856624	1.19%	0
2016	9.732986	9.740863	0.08%	0
2015*	10.000000	9.732986	-2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	24.692837	33.611175	36.12%	0
2019	18.430426	24.692837	33.98%	0
2018	18.509906	18.430426	-0.43%	0
2017	14.543238	18.509906	27.27%	0
2016	14.571299	14.543238	-0.19%	0
2015	13.296585	14.571299	9.59%	0
2014	12.521506	13.296585	6.19%	0
2013	9.771847	12.521506	28.14%	0
2012	8.059112	9.771847	21.25%	0
2011	8.845688	8.059112	-8.89%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	15.303326	22.582632	47.57%	0
2019	10.793764	15.303326	41.78%	558
2018	10.927302	10.793764	-1.22%	617
2017	7.701701	10.927302	41.88%	1,017
2016	6.909362	7.701701	11.47%	1,254
2015	6.744261	6.909362	2.45%	1,651
2014	6.300016	6.744261	7.05%	0
2013	4.752960	6.300016	32.55%	0
2012	4.074849	4.752960	16.64%	392
2011	4.556593	4.074849	-10.57%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.994443	13.623973	13.59%	0
2019	9.669335	11.994443	24.05%	0
2018	11.639921	9.669335	-16.93%	0
2017	9.088944	11.639921	28.07%	0
2016	9.950859	9.088944	-8.66%	0
2015	11.145776	9.950859	-10.72%	0
2014	12.952426	11.145776	-13.95%	0
2013	11.576847	12.952426	11.88%	0
2012	10.448598	11.576847	10.80%	0
2011	15.773394	10.448598	-33.76%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	29.907321	29.387497	-1.74%	0
2019	24.099454	29.907321	24.10%	0
2018	27.924755	24.099454	-13.70%	0
2017	25.070974	27.924755	11.38%	0
2016	22.326293	25.070974	12.29%	0
2015	23.427332	22.326293	-4.70%	0
2014	20.789143	23.427332	12.69%	552
2013	16.050384	20.789143	29.52%	1,316
2012	13.620097	16.050384	17.84%	1,663
2011	13.617397	13.620097	0.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.041152	9.704869	-3.35%	0
2019	8.681537	10.041152	15.66%	0
2018	10.889730	8.681537	-20.28%	0
2017	8.701271	10.889730	25.15%	0
2016	7.358277	8.701271	18.25%	0
2015	9.401933	7.358277	-21.74%	0
2014*	10.000000	9.401933	-5.98%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.373407	10.909825	5.17%	0
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	31.510170	44.911364	42.53%	0
2019	22.782425	31.510170	38.31%	0
2018	23.680696	22.782425	-3.79%	0
2017	19.145601	23.680696	23.69%	0
2016	17.973672	19.145601	6.52%	0
2015	18.761859	17.973672	-4.20%	0
2014	20.717084	18.761859	-9.44%	0
2013	14.984707	20.717084	38.25%	0
2012	12.660997	14.984707	18.35%	883
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.669001	27.960192	1.05%	0
2019	21.823271	27.669001	26.79%	0
2018	24.869924	21.823271	-12.25%	0
2017	21.646419	24.869924	14.89%	0
2016	19.432417	21.646419	11.39%	0
2015	20.036408	19.432417	-3.01%	0
2014	18.571448	20.036408	7.89%	0
2013	13.989788	18.571448	32.75%	0
2012	12.331947	13.989788	13.44%	0
2011	12.654959	12.331947	-2.55%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.799069	12.211085	13.08%	0
2019*	10.000000	10.799069	7.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.620262	24.266440	17.68%	0
2019	16.762409	20.620262	23.01%	792
2018	18.968719	16.762409	-11.63%	838
2017	15.277072	18.968719	24.16%	1,157
2016	15.026600	15.277072	1.67%	1,212
2015	14.436485	15.026600	4.09%	1,478
2014	14.580986	14.436485	-0.99%	2,478
2013	11.668920	14.580986	24.96%	916
2012	10.281748	11.668920	13.49%	1,147
2011	10.691901	10.281748	-3.84%	1,343
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.250507	32.51%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.561331	35.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.404504	14.146558	5.54%	0
2019	12.348470	13.404504	8.55%	1,690
2018	12.697516	12.348470	-2.75%	1,941
2017	12.207001	12.697516	4.02%	2,462
2016	11.750057	12.207001	3.89%	2,360
2015	12.080770	11.750057	-2.74%	2,676
2014	11.441161	12.080770	5.59%	1,975
2013	11.723759	11.441161	-2.41%	0
2012	10.942818	11.723759	7.14%	0
2011	10.579401	10.942818	3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	33.561157	34.678204	3.33%	0
2019	30.004686	33.561157	11.85%	0
2018	32.939768	30.004686	-8.91%	0
2017	30.666545	32.939768	7.41%	0
2016	28.332087	30.666545	8.24%	0
2015	29.266443	28.332087	-3.19%	0
2014	29.044001	29.266443	0.77%	0
2013	32.511918	29.044001	-10.67%	0
2012	28.154065	32.511918	15.48%	0
2011	26.866824	28.154065	4.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.452891	11.051332	-3.51%	0
2019	9.148955	11.452891	25.18%	0
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	17.081250	18.548247	8.59%	0
2019	14.814931	17.081250	15.30%	0
2018	16.187400	14.814931	-8.48%	0
2017	14.239730	16.187400	13.68%	0
2016	13.776065	14.239730	3.37%	0
2015	15.033048	13.776065	-8.36%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.379389	22.772040	11.74%	0
2019	16.787329	20.379389	21.40%	0
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.265616	31.446038	47.87%	0
2019	16.313782	21.265616	30.35%	0
2018	19.949012	16.313782	-18.22%	0
2017	16.200257	19.949012	23.14%	0
2016	16.905521	16.200257	-4.17%	0
2015	17.353490	16.905521	-2.58%	0
2014	17.906309	17.353490	-3.09%	0
2013	15.070759	17.906309	18.81%	0
2012	13.280769	15.070759	13.48%	0
2011	14.959742	13.280769	-11.22%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.998385	19.734452	9.65%	0
2019	15.221069	17.998385	18.25%	0
2018	16.364238	15.221069	-6.99%	0
2017	14.434525	16.364238	13.37%	0
2016	13.525972	14.434525	6.72%	0
2015	13.681474	13.525972	-1.14%	0
2014	13.310690	13.681474	2.79%	0
2013	11.028213	13.310690	20.70%	0
2012	9.735254	11.028213	13.28%	2,416
2011	9.852092	9.735254	-1.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.252815	12.030700	6.91%	0
2019	10.546731	11.252815	6.69%	0
2018	10.891119	10.546731	-3.16%	0
2017	10.777935	10.891119	1.05%	0
2016	10.724241	10.777935	0.50%	0
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	0
2011	10.530616	10.900226	3.51%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.209857	28.251464	27.20%	0
2019	16.832134	22.209857	31.95%	0
2018	18.984142	16.832134	-11.34%	0
2017	14.805268	18.984142	28.23%	0
2016	15.093694	14.805268	-1.91%	0
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	0
2012	9.642894	11.524943	19.52%	0
2011	10.860433	9.642894	-11.21%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.893324	35.438018	48.32%	0
2019	18.732446	23.893324	27.55%	0
2018	19.263039	18.732446	-2.75%	0
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	0
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	0
2011	9.611252	8.968657	-6.69%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.171476	21.223493	10.70%	0
2019	15.582979	19.171476	23.03%	0
2018	16.274784	15.582979	-4.25%	0
2017	13.633401	16.274784	19.37%	0
2016	12.535173	13.633401	8.76%	0
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.890683	17.207328	1.87%	0
2019	15.803948	16.890683	6.88%	0
2018	16.532539	15.803948	-4.41%	0
2017	15.880689	16.532539	4.10%	0
2016	14.929448	15.880689	6.37%	0
2015	15.703604	14.929448	-4.93%	0
2014	15.440777	15.703604	1.70%	747
2013	15.951367	15.440777	-3.20%	832
2012	14.516142	15.951367	9.89%	844
2011	14.047369	14.516142	3.34%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.954607	22.638725	8.04%	0
2019	16.552926	20.954607	26.59%	0
2018	16.910562	16.552926	-2.11%	0
2017	14.330943	16.910562	18.00%	0
2016	13.140841	14.330943	9.06%	0
2015	13.298344	13.140841	-1.18%	0
2014	12.112212	13.298344	9.79%	0
2013	9.436856	12.112212	28.35%	0
2012	8.440043	9.436856	11.81%	0
2011	8.575366	8.440043	-1.58%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	18.644624	18.915480	1.45%	0
2019	14.958990	18.644624	24.64%	0
2018	16.477378	14.958990	-9.21%	0
2017	14.262947	16.477378	15.53%	0
2016	12.357613	14.262947	15.42%	0
2015	13.471297	12.357613	-8.27%	0
2014	12.604644	13.471297	6.88%	0
2013	9.491927	12.604644	32.79%	1,101
2012	8.184717	9.491927	15.97%	0
2011	8.558961	8.184717	-4.37%	3,454
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.733935	13.158647	12.14%	0
2019	10.427234	11.733935	12.53%	0
2018	11.638074	10.427234	-10.40%	0
2017	10.036775	11.638074	15.95%	0
2016*	10.000000	10.036775	0.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.436757	17.010658	10.20%	0
2019	12.720068	15.436757	21.36%	0
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.853193	14.875135	7.38%	0
2019	12.179739	13.853193	13.74%	0
2018	13.269685	12.179739	-8.21%	0
2017	12.095767	13.269685	9.71%	0
2016	11.643302	12.095767	3.89%	0
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	0
2012	9.646172	10.487632	8.72%	0
2011	9.986977	9.646172	-3.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.919083	16.280638	9.13%	0
2019	12.673830	14.919083	17.72%	0
2018	14.097627	12.673830	-10.10%	0
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	0
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132844	12.779965	5.33%	0
2019	11.198174	12.132844	8.35%	0
2018	11.745729	11.198174	-4.66%	0
2017	11.279754	11.745729	4.13%	0
2016	11.013008	11.279754	2.42%	0
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.898952	12.236397	2.84%	0
2019	10.675339	11.898952	11.46%	0
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.378715	13.010650	5.11%	0
2019	10.955412	12.378715	12.99%	0
2018	12.043653	10.955412	-9.04%	0
2017	10.443238	12.043653	15.32%	0
2016	10.042727	10.443238	3.99%	0
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.433080	15.640448	8.37%	0
2019	12.478483	14.433080	15.66%	0
2018	13.719987	12.478483	-9.05%	0
2017	12.295793	13.719987	11.58%	0
2016	11.765889	12.295793	4.50%	0
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	0
2012	9.352918	10.288671	10.00%	0
2011	9.781278	9.352918	-4.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.164330	16.666030	9.90%	0
2019	12.672378	15.164330	19.66%	0
2018	14.305303	12.672378	-11.41%	0
2017	12.375109	14.305303	15.60%	0
2016	11.747991	12.375109	5.34%	0
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.367054	14.271376	6.77%	0
2019	11.945377	13.367054	11.90%	0
2018	12.813410	11.945377	-6.77%	0
2017	11.910091	12.813410	7.58%	0
2016	11.476508	11.910091	3.78%	0
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.437499	14.866444	2.97%	0
2019	13.110174	14.437499	10.12%	0
2018	15.885432	13.110174	-17.47%	0
2017	13.221437	15.885432	20.15%	0
2016	13.355354	13.221437	-1.00%	0
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	0
2011	13.379897	11.471486	-14.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.730171	17.30%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.676891	13.280945	4.77%	0
2019	11.885811	12.676891	6.66%	0
2018	12.193297	11.885811	-2.52%	0
2017	11.929585	12.193297	2.21%	0
2016	11.566411	11.929585	3.14%	0
2015	11.900236	11.566411	-2.81%	0
2014	11.570567	11.900236	2.85%	0
2013	12.049100	11.570567	-3.97%	0
2012	11.422510	12.049100	5.49%	0
2011	10.945024	11.422510	4.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.119225	14.004833	6.75%	0
2019	12.227538	13.119225	7.29%	0
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.476432	10.640240	1.56%	0
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	22.125319	24.541041	10.92%	0
2019	18.382023	22.125319	20.36%	0
2018	22.739318	18.382023	-19.16%	0
2017	16.413272	22.739318	38.54%	0
2016	15.563329	16.413272	5.46%	0
2015	18.924578	15.563329	-17.76%	0
2014	20.457130	18.924578	-7.49%	0
2013	20.741327	20.457130	-1.37%	0
2012	18.075139	20.741327	14.75%	0
2011	23.784126	18.075139	-24.00%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.097806	20.859303	3.79%	0
2019	17.891510	20.097806	12.33%	386
2018	18.842531	17.891510	-5.05%	422
2017	18.027450	18.842531	4.52%	549
2016	16.129657	18.027450	11.77%	551
2015	16.916780	16.129657	-4.65%	644
2014	16.849918	16.916780	0.40%	0
2013	16.074489	16.849918	4.82%	0
2012	14.333597	16.074489	12.15%	0
2011	14.101949	14.333597	1.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.372172	14.926253	3.86%	0
2019	13.814250	14.372172	4.04%	0
2018	14.118991	13.814250	-2.16%	0
2017	14.126560	14.118991	-0.05%	0
2016	14.322516	14.126560	-1.37%	0
2015	14.645677	14.322516	-2.21%	0
2014	14.306163	14.645677	2.37%	0
2013	15.230769	14.306163	-6.07%	0
2012	15.096821	15.230769	0.89%	0
2011	14.376684	15.096821	5.01%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.938192	8.771797	-1.86%	0
2019	8.970127	8.938192	-0.36%	0
2018	9.037922	8.970127	-0.75%	0
2017	9.192512	9.037922	-1.68%	0
2016	9.388433	9.192512	-2.09%	0
2015	9.589813	9.388433	-2.10%	0
2014	9.795516	9.589813	-2.10%	0
2013	10.005629	9.795516	-2.10%	0
2012	10.220847	10.005629	-2.11%	0
2011	10.439472	10.220847	-2.09%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.970707	14.764431	5.68%	0
2019	11.979714	13.970707	16.62%	590
2018	14.319051	11.979714	-16.34%	579
2017	11.474953	14.319051	24.79%	747
2016	11.619441	11.474953	-1.24%	840
2015	12.243028	11.619441	-5.09%	931
2014	12.562005	12.243028	-2.54%	0
2013	10.889479	12.562005	15.36%	0
2012	9.621794	10.889479	13.18%	0
2011	10.891397	9.621794	-11.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.591024	11.107602	4.88%	0
2019	8.925745	10.591024	18.66%	0
2018	10.618377	8.925745	-15.94%	0
2017	8.714238	10.618377	21.85%	0
2016	8.854338	8.714238	-1.58%	0
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.690787	25.061402	10.45%	0
2019	18.731970	22.690787	21.13%	0
2018	20.995238	18.731970	-10.78%	0
2017	18.107147	20.995238	15.95%	0
2016	16.894873	18.107147	7.18%	0
2015	17.431295	16.894873	-3.08%	0
2014	16.959706	17.431295	2.78%	0
2013	13.613905	16.959706	24.58%	0
2012	11.998455	13.613905	13.46%	0
2011	12.756868	11.998455	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.269708	18.497405	7.11%	0
2019	15.293852	17.269708	12.92%	0
2018	16.420068	15.293852	-6.86%	0
2017	15.091454	16.420068	8.80%	0
2016	14.500350	15.091454	4.08%	0
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.037957	22.989259	9.28%	0
2019	17.916533	21.037957	17.42%	0
2018	19.569339	17.916533	-8.45%	0
2017	17.409706	19.569339	12.40%	0
2016	16.504731	17.409706	5.48%	0
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.635841	14.245953	4.47%	0
2019	12.716095	13.635841	7.23%	0
2018	13.228945	12.716095	-3.88%	0
2017	12.785361	13.228945	3.47%	0
2016	12.524829	12.785361	2.08%	0
2015	12.759715	12.524829	-1.84%	0
2014	12.545365	12.759715	1.71%	0
2013	12.223839	12.545365	2.63%	0
2012	11.872227	12.223839	2.96%	0
2011	11.780992	11.872227	0.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.895953	12.177242	2.36%	0
2019	10.753355	11.895953	10.63%	0
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.456308	12.966428	4.10%	0
2019	11.040060	12.456308	12.83%	0
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.803492	20.312953	8.03%	0
2019	16.312185	18.803492	15.27%	0
2018	17.667624	16.312185	-7.67%	0
2017	15.979789	17.667624	10.56%	0
2016	15.233471	15.979789	4.90%	0
2015	15.612506	15.233471	-2.43%	0
2014	15.161841	15.612506	2.97%	0
2013	13.279033	15.161841	14.18%	0
2012	12.241032	13.279033	8.48%	0
2011	12.508109	12.241032	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.345898	23.474079	9.97%	0
2019	17.897118	21.345898	19.27%	0
2018	19.814231	17.897118	-9.68%	0
2017	17.345032	19.814231	14.24%	0
2016	16.330928	17.345032	6.21%	0
2015	16.803902	16.330928	-2.81%	0
2014	16.353703	16.803902	2.75%	0
2013	13.649868	16.353703	19.81%	0
2012	12.256770	13.649868	11.37%	0
2011	12.791175	12.256770	-4.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.363309	17.389815	6.27%	0
2019	14.728418	16.363309	11.10%	0
2018	15.629408	14.728418	-5.76%	0
2017	14.617251	15.629408	6.92%	0
2016	14.124407	14.617251	3.49%	0
2015	14.431805	14.124407	-2.13%	0
2014	14.074326	14.431805	2.54%	0
2013	13.010715	14.074326	8.17%	0
2012	12.301439	13.010715	5.77%	0
2011	12.310796	12.301439	-0.08%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.416779	10.924624	4.88%	0
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.715972	12.144368	13.33%	0
2019*	10.000000	10.715972	7.16%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.800421	27.765323	27.36%	0
2019	17.059686	21.800421	27.79%	0
2018	17.981043	17.059686	-5.12%	0
2017	14.105113	17.981043	27.48%	0
2016	14.098104	14.105113	0.05%	0
2015	13.922367	14.098104	1.26%	0
2014	12.877156	13.922367	8.12%	0
2013	9.761866	12.877156	31.91%	0
2012	8.570108	9.761866	13.91%	0
2011	9.015564	8.570108	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.584306	13.193744	4.84%	0
2019	10.804585	12.584306	16.47%	0
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.480471	15.166079	4.73%	0
2019	12.125524	14.480471	19.42%	0
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.838640	42.880621	16.40%	0
2019	27.343236	36.838640	34.73%	0
2018	28.293283	27.343236	-3.36%	0
2017	22.698591	28.293283	24.65%	0
2016	22.371500	22.698591	1.46%	0
2015	21.743957	22.371500	2.89%	0
2014	20.413979	21.743957	6.52%	0
2013	15.253215	20.413979	33.83%	0
2012	13.128077	15.253215	16.19%	0
2011	13.715470	13.128077	-4.28%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	28.224625	28.044256	-0.64%	0
2019	22.709024	28.224625	24.29%	299
2018	25.591445	22.709024	-11.26%	300
2017	24.052114	25.591445	6.40%	419
2016	20.397560	24.052114	17.92%	440
2015	21.765763	20.397560	-6.29%	545
2014	19.654235	21.765763	10.74%	0
2013	15.220447	19.654235	29.13%	695
2012	13.559509	15.220447	12.25%	0
2011	13.760787	13.559509	-1.46%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.779299	17.79%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	41.017698	45.422852	10.74%	0
2019	33.344202	41.017698	23.01%	0
2018	38.439809	33.344202	-13.26%	0
2017	33.910977	38.439809	13.36%	0
2016	28.794074	33.910977	17.77%	0
2015	30.176496	28.794074	-4.58%	0
2014	28.170076	30.176496	7.12%	0
2013	21.626789	28.170076	30.26%	0
2012	18.805798	21.626789	15.00%	0
2011	19.709896	18.805798	-4.59%	743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.774135	20.105005	-3.22%	0
2019	17.133925	20.774135	21.25%	386
2018	20.155167	17.133925	-14.99%	392
2017	18.083617	20.155167	11.46%	536
2016	15.706927	18.083617	15.13%	574
2015	16.520612	15.706927	-4.93%	690
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	0
2011	9.967239	9.531795	-4.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	29.987433	41.362026	37.93%	0
2019	22.570203	29.987433	32.86%	0
2018	25.045957	22.570203	-9.88%	0
2017	20.477439	25.045957	22.31%	0
2016	19.311643	20.477439	6.04%	0
2015	19.577893	19.311643	-1.36%	0
2014	19.451012	19.577893	0.65%	0
2013	13.769426	19.451012	41.26%	0
2012	12.399288	13.769426	11.05%	0
2011	12.747378	12.399288	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	39.010265	40.158836	2.94%	0
2019	33.484673	39.010265	16.50%	0
2018	41.190553	33.484673	-18.71%	0
2017	38.575333	41.190553	6.78%	0
2016	31.286813	38.575333	23.30%	0
2015	34.006093	31.286813	-8.00%	0
2014	32.456415	34.006093	4.77%	0
2013	23.612536	32.456415	37.45%	423
2012	20.025792	23.612536	17.91%	0
2011	21.547114	20.025792	-7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	40.626346	48.797733	20.11%	0
2019	33.026917	40.626346	23.01%	0
2018	38.618899	33.026917	-14.48%	0
2017	34.756965	38.618899	11.11%	0
2016	28.901441	34.756965	20.26%	0
2015	30.012248	28.901441	-3.70%	0
2014	30.408235	30.012248	-1.30%	0
2013	22.042961	30.408235	37.95%	0
2012	19.494691	22.042961	13.07%	0
2011	21.084151	19.494691	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.398258	21.564151	11.17%	0
2019	15.471258	19.398258	25.38%	0
2018	16.595991	15.471258	-6.78%	0
2017	13.576479	16.595991	22.24%	0
2016	12.206506	13.576479	11.22%	0
2015	12.604451	12.206506	-3.16%	0
2014	12.077767	12.604451	4.36%	0
2013	8.577867	12.077767	40.80%	0
2012	7.492851	8.577867	14.48%	0
2011	8.659424	7.492851	-13.47%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.597835	17.316622	11.02%	0
2019	12.438765	15.597835	25.40%	0
2018	13.377010	12.438765	-7.01%	0
2017	10.951449	13.377010	22.15%	0
2016*	10.000000	10.951449	9.51%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	20.075832	22.280153	10.98%	0
2019	16.273965	20.075832	23.36%	0
2018	17.646984	16.273965	-7.78%	0
2017	15.195222	17.646984	16.14%	0
2016	14.094970	15.195222	7.81%	0
2015	14.444093	14.094970	-2.42%	0
2014	13.339560	14.444093	8.28%	0
2013	9.819051	13.339560	35.85%	0
2012	8.995753	9.819051	9.15%	0
2011	9.490110	8.995753	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.705869	15.473914	-7.37%	0
2019	13.055718	16.705869	27.96%	459
2018	13.881943	13.055718	-5.95%	576
2017	13.313796	13.881943	4.27%	764
2016	12.667600	13.313796	5.10%	718
2015	13.671809	12.667600	-7.35%	870
2014	10.835152	13.671809	26.18%	0
2013	10.740512	10.835152	0.88%	0
2012	9.475533	10.740512	13.35%	70
2011	9.087555	9.475533	4.27%	72
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.223176	32.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.653319	22.675334	15.38%	0
2019	15.343061	19.653319	28.09%	0
2018	16.477078	15.343061	-6.88%	0
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.781451	9.847232	0.67%	0
2019	9.598924	9.781451	1.90%	0
2018	9.726190	9.598924	-1.31%	0
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	0
2011	10.307783	10.222898	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.735913	19.549757	16.81%	0
2019	13.680263	16.735913	22.34%	0
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.817613	34.367822	57.52%	0
2019	16.236708	21.817613	34.37%	0
2018	17.807092	16.236708	-8.82%	0
2017	14.238412	17.807092	25.06%	0
2016	13.659809	14.238412	4.24%	0
2015	13.978731	13.659809	-2.28%	0
2014	13.724828	13.978731	1.85%	0
2013	10.089645	13.724828	36.03%	0
2012	8.969733	10.089645	12.49%	0
2011	9.566392	8.969733	-6.24%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.117052	19.308939	36.78%	0
2019	10.884447	14.117052	29.70%	0
2018	11.899736	10.884447	-8.53%	0
2017	9.757478	11.899736	21.96%	0
2016	9.568016	9.757478	1.98%	0
2015*	10.000000	9.568016	-4.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.303574	9.423148	1.29%	0
2019	9.165231	9.303574	1.51%	0
2018	9.268302	9.165231	-1.11%	0
2017	9.382942	9.268302	-1.22%	0
2016	9.468210	9.382942	-0.90%	0
2015	9.653574	9.468210	-1.92%	0
2014	9.800861	9.653574	-1.50%	0
2013	9.949728	9.800861	-1.50%	0
2012	9.716253	9.949728	2.40%	0
2011	9.895523	9.716253	-1.81%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	26.207613	30.676480	17.05%	0
2019	21.265186	26.207613	23.24%	0
2018	23.043471	21.265186	-7.72%	0
2017	19.873633	23.043471	15.95%	0
2016	18.476559	19.873633	7.56%	0
2015	18.960804	18.476559	-2.55%	0
2014	17.545911	18.960804	8.06%	0
2013	13.024443	17.545911	34.72%	777
2012	11.988232	13.024443	8.64%	0
2011	12.634061	11.988232	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.250249	11.884989	5.64%	0
2019	10.283854	11.250249	9.40%	0
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	1,279
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.489049	11.987853	4.34%	0
2019	10.235707	11.489049	12.24%	0
2018	10.986635	10.235707	-6.83%	0
2017	10.221931	10.986635	7.48%	0
2016	9.222063	10.221931	10.84%	0
2015	9.648079	9.222063	-4.42%	0
2014*	10.000000	9.648079	-3.52%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.093032	12.018000	8.34%	0
2019	10.597866	11.093032	4.67%	0
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	1,131
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.651197	10.728838	0.73%	0
2019	10.468896	10.651197	1.74%	0
2018	10.669394	10.468896	-1.88%	0
2017	10.762842	10.669394	-0.87%	0
2016	10.851466	10.762842	-0.82%	0
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	0
2011	11.215134	11.090916	-1.11%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.877851	14.084494	9.37%	0
2019	12.130835	12.877851	6.16%	0
2018	12.672948	12.130835	-4.28%	0
2017	12.486767	12.672948	1.49%	0
2016	12.124973	12.486767	2.98%	0
2015	12.729345	12.124973	-4.75%	0
2014	12.612502	12.729345	0.93%	0
2013	14.191087	12.612502	-11.12%	0
2012	13.329372	14.191087	6.46%	0
2011	12.191864	13.329372	9.33%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.058192	10.057735	0.00%	0
2019	10.004209	10.058192	0.54%	0
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.901627	15.848971	6.36%	0
2019	14.047599	14.901627	6.08%	0
2018	14.427889	14.047599	-2.64%	0
2017	14.045276	14.427889	2.72%	0
2016	13.970516	14.045276	0.54%	0
2015	14.208307	13.970516	-1.67%	0
2014	13.918634	14.208307	2.08%	0
2013	14.500770	13.918634	-4.01%	0
2012	13.515160	14.500770	7.29%	0
2011	13.323983	13.515160	1.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.884855	11.565374	6.25%	0
2019	10.271245	10.884855	5.97%	0
2018	10.559840	10.271245	-2.73%	0
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	2,511
2012	9.950190	10.666107	7.20%	1,258
2011*	10.000000	9.950190	-0.50%	2,805
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.759799	12.905353	9.74%	0
2019	9.597869	11.759799	22.53%	0
2018	12.122015	9.597869	-20.82%	0
2017	9.781293	12.122015	23.93%	0
2016*	10.000000	9.781293	-2.19%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.430998	34.31%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.832872	28.33%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.317688	16.140380	21.20%	0
2019	11.378696	13.317688	17.04%	0
2018	12.780273	11.378696	-10.97%	0
2017	12.410182	12.780273	2.98%	0
2016	10.588400	12.410182	17.21%	0
2015	12.354790	10.588400	-14.30%	0
2014	13.088216	12.354790	-5.60%	0
2013	11.049891	13.088216	18.45%	0
2012	10.489748	11.049891	5.34%	0
2011	12.189519	10.489748	-13.94%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	41.041682	51.940299	26.55%	0
2019	32.591174	41.041682	25.93%	221
2018	33.011409	32.591174	-1.27%	206
2017	26.485092	33.011409	24.64%	315
2016	30.298435	26.485092	-12.59%	355
2015	27.516881	30.298435	10.11%	370
2014	21.418935	27.516881	28.47%	481
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	36.904296	42.361192	14.79%	0
2019	28.864426	36.904296	27.85%	0
2018	38.539036	28.864426	-25.10%	0
2017	26.061954	38.539036	47.87%	0
2016	26.592131	26.061954	-1.99%	0
2015	31.582040	26.592131	-15.80%	0
2014	32.394086	31.582040	-2.51%	0
2013	29.538293	32.394086	9.67%	410
2012	23.244444	29.538293	27.08%	484
2011	31.971478	23.244444	-27.30%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.476534	6.370977	16.33%	0
2019	5.014977	5.476534	9.20%	0
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	19.923154	23.232540	16.61%	0
2019	18.191356	19.923154	9.52%	0
2018	25.911156	18.191356	-29.79%	0
2017	26.922511	25.911156	-3.76%	0
2016	19.134559	26.922511	40.70%	0
2015	29.368821	19.134559	-34.85%	0
2014	37.084104	29.368821	-20.80%	0
2013	34.269654	37.084104	8.21%	0
2012	33.860125	34.269654	1.21%	0
2011	41.395375	33.860125	-18.20%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.735938	10.347536	-3.62%	0
2019*	10.000000	10.735938	7.36%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.719489	52.087969	54.47%	0
2019	27.591945	33.719489	22.21%	0
2018	27.823107	27.591945	-0.83%	0
2017	22.579422	27.823107	23.22%	0
2016	21.404279	22.579422	5.49%	0
2015	22.512423	21.404279	-4.92%	0
2014	23.435498	22.512423	-3.94%	0
2013	15.934051	23.435498	47.08%	0
2012	15.089024	15.934051	5.60%	0
2011	16.154674	15.089024	-6.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.595549	12.923820	2.61%	0
2019	11.169905	12.595549	12.76%	0
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.701884	8.703035	0.01%	0
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	29.942332	30.193089	0.84%	0
2019	25.520929	29.942332	17.32%	0
2018	30.795422	25.520929	-17.13%	0
2017	27.886600	30.795422	10.43%	0
2016	22.835937	27.886600	22.12%	0
2015	24.746895	22.835937	-7.72%	0
2014	23.213940	24.746895	6.60%	0
2013	17.236659	23.213940	34.68%	0
2012	14.869912	17.236659	15.92%	0
2011	16.629927	14.869912	-10.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.411568	13.305144	7.20%	0
2019	11.647373	12.411568	6.56%	0
2018	12.250029	11.647373	-4.92%	0
2017	12.075080	12.250029	1.45%	0
2016	11.821028	12.075080	2.15%	0
2015	12.386519	11.821028	-4.57%	0
2014	12.254320	12.386519	1.08%	0
2013	13.683949	12.254320	-10.45%	0
2012	13.023453	13.683949	5.07%	0
2011	11.909933	13.023453	9.35%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	19.738726	21.595139	9.40%	0
2019	16.274681	19.738726	21.28%	172
2018	17.860987	16.274681	-8.88%	172
2017	15.148752	17.860987	17.90%	188
2016	13.641273	15.148752	11.05%	124
2015	14.771276	13.641273	-7.65%	0
2014	13.418082	14.771276	10.08%	0
2013	10.096140	13.418082	32.90%	0
2012	8.992572	10.096140	12.27%	0
2011	8.912386	8.992572	0.90%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	15.550420	19.154069	23.17%	0
2019	12.374974	15.550420	25.66%	0
2018	14.919490	12.374974	-17.05%	0
2017	11.619980	14.919490	28.40%	0
2016	12.565533	11.619980	-7.52%	0
2015	12.745026	12.565533	-1.41%	0
2014	13.784189	12.745026	-7.54%	0
2013	11.507888	13.784189	19.78%	0
2012	9.707097	11.507888	18.55%	0
2011	11.278286	9.707097	-13.93%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	25.289114	25.044855	-0.97%	0
2019	20.011304	25.289114	26.37%	0
2018	23.465658	20.011304	-14.72%	0
2017	21.469043	23.465658	9.30%	0
2016	17.857903	21.469043	20.22%	0
2015	18.515602	17.857903	-3.55%	0
2014	16.253102	18.515602	13.92%	0
2013	12.765615	16.253102	27.32%	0
2012	11.215490	12.765615	13.82%	0
2011	11.541476	11.215490	-2.82%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	28.699761	28.356989	-1.19%	0
2019	23.088419	28.699761	24.30%	0
2018	25.975669	23.088419	-11.12%	0
2017	24.409485	25.975669	6.42%	0
2016	20.704031	24.409485	17.90%	0
2015	22.014104	20.704031	-5.95%	0
2014	19.895417	22.014104	10.65%	0
2013	15.435240	19.895417	28.90%	0
2012	13.768348	15.435240	12.11%	0
2011	13.928954	13.768348	-1.15%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	19.151080	24.864940	29.84%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.324272	11.857799	4.71%	0
2019	10.075609	11.324272	12.39%	0
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.230124	10.865375	6.21%	0
2019	9.578720	10.230124	6.80%	0
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.203493	14.394301	1.34%	0
2019	11.388218	14.203493	24.72%	0
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.660285	19.678179	18.11%	0
2019	14.459041	16.660285	15.22%	0
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.679464	13.380234	5.53%	0
2019	10.811447	12.679464	17.28%	0
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	30.744244	33.283389	8.26%	0
2019	25.709016	30.744244	19.59%	0
2018	28.868390	25.709016	-10.94%	0
2017	26.245521	28.868390	9.99%	0
2016	21.332281	26.245521	23.03%	0
2015	22.321024	21.332281	-4.43%	0
2014	21.700113	22.321024	2.86%	0
2013	15.759956	21.700113	37.69%	0
2012	13.916337	15.759956	13.25%	0
2011	14.141917	13.916337	-1.60%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	21.540898	24.873568	15.47%	0
2019	16.781094	21.540898	28.36%	0
2018	17.985676	16.781094	-6.70%	0
2017	15.122313	17.985676	18.93%	0
2016	13.834060	15.122313	9.31%	0
2015	13.983228	13.834060	-1.07%	0
2014	12.599086	13.983228	10.99%	0
2013	9.752317	12.599086	29.19%	913
2012	8.611776	9.752317	13.24%	913
2011	8.638401	8.611776	-0.31%	913
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	16.797779	20.405244	21.48%	0
2019	12.776826	16.797779	31.47%	0
2018	13.660534	12.776826	-6.47%	0
2017	12.103801	13.660534	12.86%	0
2016	11.206496	12.103801	8.01%	0
2015	11.830710	11.206496	-5.28%	0
2014	10.656994	11.830710	11.01%	0
2013	8.106810	10.656994	31.46%	0
2012	7.399300	8.106810	9.56%	0
2011	7.493999	7.399300	-1.26%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	21.798694	26.383098	21.03%	0
2019	16.368862	21.798694	33.17%	0
2018	17.961401	16.368862	-8.87%	0
2017	14.414813	17.961401	24.60%	0
2016	13.651609	14.414813	5.59%	0
2015	14.304702	13.651609	-4.57%	0
2014	13.524641	14.304702	5.77%	0
2013	11.413126	13.524641	18.50%	0
2012	10.562751	11.413126	8.05%	0
2011	9.901921	10.562751	6.67%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	18.951830	22.233458	17.32%	0
2019	15.904466	18.951830	19.16%	0
2018	20.088506	15.904466	-20.83%	0
2017	16.464944	20.088506	22.01%	0
2016	14.372154	16.464944	14.56%	0
2015	15.030192	14.372154	-4.38%	0
2014	15.119449	15.030192	-0.59%	0
2013	10.401554	15.119449	45.36%	0
2012	8.817436	10.401554	17.97%	0
2011	10.459073	8.817436	-15.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.868727	11.305790	4.02%	0
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.392036	15.690423	-4.28%	0
2019	13.116355	16.392036	24.97%	0
2018	16.141317	13.116355	-18.74%	0
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.552393	10.531948	-0.19%	0
2019	10.071319	10.552393	4.78%	0
2018	10.302683	10.071319	-2.25%	0
2017	10.178055	10.302683	1.22%	0
2016	9.547012	10.178055	6.61%	0
2015	9.854557	9.547012	-3.12%	0
2014*	10.000000	9.854557	-1.45%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.550642	17.509739	5.79%	0
2019	15.454773	16.550642	7.09%	0
2018	15.890454	15.454773	-2.74%	0
2017	15.608729	15.890454	1.80%	0
2016	15.363215	15.608729	1.60%	0
2015	15.739120	15.363215	-2.39%	257
2014	15.497114	15.739120	1.56%	257
2013	15.675394	15.497114	-1.14%	257
2012	14.601140	15.675394	7.36%	257
2011	14.589538	14.601140	0.08%	257
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.362860	13.271199	28.07%	0
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.603550	17.160283	9.98%	0
2019	13.746956	15.603550	13.51%	0
2018	14.652120	13.746956	-6.18%	0
2017	13.251558	14.652120	10.57%	0
2016	12.863053	13.251558	3.02%	0
2015	13.186834	12.863053	-2.46%	0
2014	12.914858	13.186834	2.11%	0
2013	11.639705	12.914858	10.96%	0
2012	10.651392	11.639705	9.28%	0
2011	10.915928	10.651392	-2.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.274675	18.300158	12.45%	0
2019	13.859145	16.274675	17.43%	0
2018	15.065942	13.859145	-8.01%	0
2017	13.218712	15.065942	13.97%	0
2016	12.738613	13.218712	3.77%	0
2015	13.066415	12.738613	-2.51%	0
2014	12.758444	13.066415	2.41%	0
2013	11.244637	12.758444	13.46%	0
2012	10.153268	11.244637	10.75%	0
2011	10.493911	10.153268	-3.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.464452	19.952668	14.25%	0
2019	14.350361	17.464452	21.70%	0
2018	15.922984	14.350361	-9.88%	0
2017	13.468012	15.922984	18.23%	0
2016	12.920661	13.468012	4.24%	0
2015	13.249102	12.920661	-2.48%	0
2014	12.912506	13.249102	2.61%	0
2013	10.861265	12.912506	18.89%	0
2012	9.612260	10.861265	12.99%	0
2011	10.095231	9.612260	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.386591	15.997264	19.50%	0
2019	11.022559	13.386591	21.45%	0
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	30.067828	38.374871	27.63%	0
2019	23.376611	30.067828	28.62%	0
2018	25.550835	23.376611	-8.51%	0
2017	21.443689	25.550835	19.15%	0
2016	20.306884	21.443689	5.60%	0
2015	20.637980	20.306884	-1.60%	0
2014	18.862503	20.637980	9.41%	0
2013	14.698742	18.862503	28.33%	0
2012	12.916044	14.698742	13.80%	0
2011	13.556769	12.916044	-4.73%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	32.273308	41.127580	27.44%	0
2019	25.124603	32.273308	28.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.498360	4.924341	-34.33%	0
2019	6.977592	7.498360	7.46%	0
2018	9.479815	6.977592	-26.40%	0
2017	9.964059	9.479815	-4.86%	0
2016	7.626927	9.964059	30.64%	0
2015	9.835694	7.626927	-22.46%	0
2014	11.523108	9.835694	-14.64%	0
2013	9.485812	11.523108	21.48%	0
2012	9.256514	9.485812	2.48%	8
2011	9.978366	9.256514	-7.23%	8
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	20.084690	20.939245	4.25%	37
2019	16.120907	20.084690	24.59%	37
2018	17.988311	16.120907	-10.38%	37
2017	16.295750	17.988311	10.39%	37
2016	14.124133	16.295750	15.38%	37
2015	15.049848	14.124133	-6.15%	37
2014	14.156464	15.049848	6.31%	37
2013	11.301561	14.156464	25.26%	37
2012	9.856356	11.301561	14.66%	37
2011	9.986715	9.856356	-1.31%	37
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.405769	15.166496	5.28%	0
2019	11.352701	14.405769	26.89%	244
2018	12.778265	11.352701	-11.16%	244
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	23.670818	39.027848	64.88%	0
2019	17.193400	23.670818	37.67%	0
2018	15.642169	17.193400	9.92%	0
2017	11.893310	15.642169	31.52%	0
2016	12.123959	11.893310	-1.90%	0
2015	11.746474	12.123959	3.21%	0
2014	10.708497	11.746474	9.69%	0
2013	7.942967	10.708497	34.82%	0
2012	6.795301	7.942967	16.89%	0
2011	6.796107	6.795301	-0.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	22.620455	31.818263	40.66%	0
2019	17.228034	22.620455	31.30%	0
2018	17.657422	17.228034	-2.43%	0
2017	13.365691	17.657422	32.11%	268
2016	13.561783	13.365691	-1.45%	280
2015	12.946673	13.561783	4.75%	0
2014	11.899766	12.946673	8.80%	0
2013	8.928600	11.899766	33.28%	0
2012	7.966454	8.928600	12.08%	0
2011	8.129654	7.966454	-2.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.584120	14.648557	0.44%	0
2019	12.969443	14.584120	12.45%	0
2018	13.751136	12.969443	-5.68%	0
2017	13.124378	13.751136	4.78%	0
2016	11.726511	13.124378	11.92%	0
2015	12.451872	11.726511	-5.83%	0
2014	12.590184	12.451872	-1.10%	0
2013	12.152961	12.590184	3.60%	0
2012	10.876587	12.152961	11.74%	0
2011	10.695097	10.876587	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.739421	14.688348	6.91%	0
2019	12.813596	13.739421	7.23%	0
2018	13.180033	12.813596	-2.78%	0
2017	12.931107	13.180033	1.93%	0
2016	12.629916	12.931107	2.38%	0
2015	12.999186	12.629916	-2.84%	0
2014	12.561975	12.999186	3.48%	0
2013	13.085270	12.561975	-4.00%	0
2012	12.644074	13.085270	3.49%	0
2011	12.052304	12.644074	4.91%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.320943	22.315947	15.50%	239
2019	16.007891	19.320943	20.70%	0
2018	19.167899	16.007891	-16.49%	0
2017	16.227930	19.167899	18.12%	236
2016	14.791815	16.227930	9.71%	231
2015	15.347062	14.791815	-3.62%	0
2014	14.769158	15.347062	3.91%	0
2013	11.093038	14.769158	33.14%	0
2012	9.879986	11.093038	12.28%	9
2011	11.308667	9.879986	-12.63%	9
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.193431	17.170285	13.01%	0
2019	12.161619	15.193431	24.93%	0
2018	14.604332	12.161619	-16.73%	0
2017	11.470988	14.604332	27.32%	0
2016	12.355141	11.470988	-7.16%	0
2015	12.200797	12.355141	1.27%	0
2014	13.576957	12.200797	-10.14%	0
2013	10.642284	13.576957	27.58%	0
2012	9.023134	10.642284	17.94%	0
2011	11.140485	9.023134	-19.01%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.166770	10.184549	-8.80%	0
2019	9.281966	11.166770	20.31%	0
2018	10.141793	9.281966	-8.48%	0
2017*	10.000000	10.141793	1.42%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	25.478448	26.969594	5.85%	0
2019	19.389266	25.478448	31.40%	0
2018	23.972624	19.389266	-19.12%	0
2017	20.549939	23.972624	16.66%	0
2016	19.182045	20.549939	7.13%	0
2015	20.221303	19.182045	-5.14%	0
2014	19.369370	20.221303	4.40%	0
2013	15.174749	19.369370	27.64%	0
2012	12.202008	15.174749	24.36%	0
2011	13.680146	12.202008	-10.80%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.801922	15.091155	9.34%	0
2019	11.768095	13.801922	17.28%	0
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.492701	16.250022	-1.47%	0
2019	14.522841	16.492701	13.56%	0
2018	15.511380	14.522841	-6.37%	0
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	18.898372	19.451571	2.93%	0
2019	15.286007	18.898372	23.63%	0
2018	17.933115	15.286007	-14.76%	0
2017	16.561860	17.933115	8.28%	0
2016	13.000173	16.561860	27.40%	0
2015	14.345597	13.000173	-9.38%	0
2014	14.577642	14.345597	-1.59%	0
2013	10.935084	14.577642	33.31%	0
2012	9.440061	10.935084	15.84%	0
2011	10.024027	9.440061	-5.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.789653	13.518494	14.66%	0
2019	9.509841	11.789653	23.97%	0
2018	11.543411	9.509841	-17.62%	0
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.540035	15.066607	-3.05%	0
2019	14.074647	15.540035	10.41%	0
2018	16.978197	14.074647	-17.10%	0
2017	14.826579	16.978197	14.51%	0
2016	14.095707	14.826579	5.19%	0
2015	15.375495	14.095707	-8.32%	0
2014	17.633188	15.375495	-12.80%	0
2013	14.618237	17.633188	20.62%	0
2012	12.597475	14.618237	16.04%	0
2011	14.375381	12.597475	-12.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.592481	8.310341	-3.28%	0
2019	7.803554	8.592481	10.11%	0
2018	9.432667	7.803554	-17.27%	0
2017	8.260373	9.432667	14.19%	0
2016	7.876227	8.260373	4.88%	0
2015	8.608276	7.876227	-8.50%	0
2014*	10.000000	8.608276	-13.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.309227	8.627968	-7.32%	0
2019	9.326045	9.309227	-0.18%	0
2018	9.350919	9.326045	-0.27%	0
2017	9.375273	9.350919	-0.26%	0
2016	9.307202	9.375273	0.73%	0
2015	9.939633	9.307202	-6.36%	0
2014*	10.000000	9.939633	-0.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.265831	12.495833	1.88%	0
2019	11.198599	12.265831	9.53%	0
2018	11.964845	11.198599	-6.40%	0
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.957744	10.398381	4.43%	0
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.479650	9.961143	5.08%	0
2019	9.225443	9.479650	2.76%	0
2018	9.933364	9.225443	-7.13%	0
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.994237	14.603912	4.36%	0
2019	11.780529	13.994237	18.79%	0
2018	13.112040	11.780529	-10.15%	0
2017	11.645687	13.112040	12.59%	0
2016	10.782071	11.645687	8.01%	0
2015	11.092906	10.782071	-2.80%	0
2014	10.796370	11.092906	2.75%	0
2013	9.249681	10.796370	16.72%	0
2012	8.109574	9.249681	14.06%	0
2011	9.843373	8.109574	-17.61%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.303769	26.245908	29.27%	0
2019	15.636300	20.303769	29.85%	0
2018	17.203797	15.636300	-9.11%	0
2017	14.101785	17.203797	22.00%	0
2016	13.263097	14.101785	6.32%	0
2015	13.565316	13.263097	-2.23%	0
2014	12.263084	13.565316	10.62%	0
2013	9.601887	12.263084	27.72%	0
2012	8.475039	9.601887	13.30%	0
2011	9.052560	8.475039	-6.38%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.260680	19.015529	10.17%	0
2019	14.686495	17.260680	17.53%	0
2018	15.923124	14.686495	-7.77%	0
2017	14.225281	15.923124	11.94%	0
2016	13.458289	14.225281	5.70%	0
2015	13.739287	13.458289	-2.05%	0
2014	13.158186	13.739287	4.42%	0
2013	11.761743	13.158186	11.87%	0
2012	10.610894	11.761743	10.85%	0
2011	10.773095	10.610894	-1.51%	0
1000

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.736287	19.674168	-0.31%	0
2019	16.300301	19.736287	21.08%	0
2018	18.641204	16.300301	-12.56%	0
2017	16.597269	18.641204	12.31%	0
2016	13.821366	16.597269	20.08%	0
2015	14.821824	13.821366	-6.75%	0
2014	14.076131	14.821824	5.30%	0
2013	10.798737	14.076131	30.35%	0
2012	9.555165	10.798737	13.01%	0
2011	10.208421	9.555165	-6.40%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.364785	18.803991	2.39%	0
2019	16.800863	18.364785	9.31%	0
2018	17.910322	16.800863	-6.19%	0
2017	17.228747	17.910322	3.96%	0
2016	14.981612	17.228747	15.00%	0
2015	15.940916	14.981612	-6.02%	0
2014	15.891709	15.940916	0.31%	0
2013	15.124305	15.891709	5.07%	0
2012	13.456717	15.124305	12.39%	0
2011	13.756740	13.456717	-2.18%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	21.059703	20.406882	-3.10%	0
2019	17.558131	21.059703	19.94%	0
2018	20.548775	17.558131	-14.55%	0
2017	20.250106	20.548775	1.47%	0
2016	16.344937	20.250106	23.89%	0
2015	17.888038	16.344937	-8.63%	0
2014	18.537225	17.888038	-3.50%	0
2013	13.848770	18.537225	33.85%	0
2012	11.843363	13.848770	16.93%	0
2011	12.687815	11.843363	-6.66%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.520221	21.963272	2.06%	0
2019	17.358222	21.520221	23.98%	0
2018	20.387108	17.358222	-14.86%	0
2017	18.322015	20.387108	11.27%	0
2016	14.771392	18.322015	24.04%	0
2015	16.196392	14.771392	-8.80%	0
2014	16.402545	16.196392	-1.26%	0
2013	12.572994	16.402545	30.46%	0
2012	10.971653	12.572994	14.60%	0
2011	12.120710	10.971653	-9.48%	0
1001

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.778911	25.512988	28.99%	0
2019	16.083171	19.778911	22.98%	0
2018	18.327355	16.083171	-12.24%	0
2017	15.303718	18.327355	19.76%	0
2016	13.784303	15.303718	11.02%	0
2015	14.271953	13.784303	-3.42%	0
2014	13.405680	14.271953	6.46%	0
2013	9.693128	13.405680	38.30%	0
2012	8.880486	9.693128	9.15%	0
2011	9.256582	8.880486	-4.06%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.478673	30.326156	34.91%	0
2019	17.153665	22.478673	31.04%	0
2018	18.194015	17.153665	-5.72%	0
2017	14.290139	18.194015	27.32%	0
2016	13.431830	14.290139	6.39%	0
2015	13.012509	13.431830	3.22%	0
2014	11.540024	13.012509	12.76%	0
2013	9.193982	11.540024	25.52%	0
2012	8.487096	9.193982	8.33%	0
2011	9.064953	8.487096	-6.37%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.600986	31.482253	39.30%	0
2019	16.889546	22.600986	33.82%	0
2018	17.912047	16.889546	-5.71%	0
2017	14.374161	17.912047	24.61%	0
2016	14.363379	14.374161	0.08%	0
2015	13.979099	14.363379	2.75%	0
2014	13.174388	13.979099	6.11%	0
2013	9.607519	13.174388	37.13%	0
2012*	10.000000	9.607519	-3.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	25.151516	34.947075	38.95%	0
2019	18.840949	25.151516	33.49%	0
2018	20.036900	18.840949	-5.97%	0
2017	16.119150	20.036900	24.30%	0
2016	16.146673	16.119150	-0.17%	0
2015	15.753186	16.146673	2.50%	0
2014	14.883538	15.753186	5.84%	0
2013	10.880461	14.883538	36.79%	0
2012	9.806315	10.880461	10.95%	0
1002

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	22.861984	30.555759	33.65%	0
2019	17.154843	22.861984	33.27%	0
2018	18.599607	17.154843	-7.77%	0
2017	14.985758	18.599607	24.12%	0
2016	15.658998	14.985758	-4.30%	0
2015	15.455410	15.658998	1.32%	0
2014	13.686115	15.455410	12.93%	0
2013	10.780598	13.686115	26.95%	0
2012	9.654836	10.780598	11.66%	0
2011	9.981229	9.654836	-3.27%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.926566	24.426776	11.40%	0
2019	17.375547	21.926566	26.19%	0
2018	19.601263	17.375547	-11.35%	0
2017	17.698820	19.601263	10.75%	0
2016	16.403003	17.698820	7.90%	0
2015	17.789980	16.403003	-7.80%	0
2014	16.811394	17.789980	5.82%	0
2013	13.292631	16.811394	26.47%	0
2012	11.929341	13.292631	11.43%	0
2011	12.198633	11.929341	-2.21%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	22.662323	31.198115	37.67%	0
2019	16.618585	22.662323	36.37%	244
2018	18.086062	16.618585	-8.11%	244
2017	14.350415	18.086062	26.03%	257
2016	14.330347	14.350415	0.14%	194
2015	13.737697	14.330347	4.31%	0
2014	13.271910	13.737697	3.51%	0
2013	9.974214	13.271910	33.06%	0
2012	8.754086	9.974214	13.94%	0
2011	8.849071	8.754086	-1.07%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.577910	45.78%	452
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.939039	17.148568	7.59%	0
2019	13.533107	15.939039	17.78%	0
2018	15.284984	13.533107	-11.46%	0
2017	14.067943	15.284984	8.65%	0
2016	12.487442	14.067943	12.66%	0
2015	13.061459	12.487442	-4.39%	0
2014	12.242398	13.061459	6.69%	0
2013	9.994393	12.242398	22.49%	0
2012	9.073415	9.994393	10.15%	0
2011*	10.000000	9.073415	-9.27%	0
1003

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	23.868905	29.810895	24.89%	0
2019	18.509550	23.868905	28.95%	0
2018	21.790855	18.509550	-15.06%	0
2017	16.293826	21.790855	33.74%	0
2016	16.637236	16.293826	-2.06%	0
2015	16.357670	16.637236	1.71%	0
2014	16.342501	16.357670	0.09%	0
2013	13.118999	16.342501	24.57%	0
2012	11.056677	13.118999	18.65%	0
2011	12.320656	11.056677	-10.26%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.301179	12.269774	-14.20%	0
2019	11.882431	14.301179	20.36%	0
2018	12.941144	11.882431	-8.18%	0
2017	11.698132	12.941144	10.63%	0
2016	11.715414	11.698132	-0.15%	0
2015	12.152757	11.715414	-3.60%	0
2014	10.835504	12.152757	12.16%	0
2013	10.781091	10.835504	0.50%	0
2012	8.600095	10.781091	25.36%	0
2011	9.400603	8.600095	-8.52%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.484075	10.607515	1.18%	0
2019	9.669732	10.484075	8.42%	0
2018	10.338024	9.669732	-6.46%	0
2017	9.940985	10.338024	3.99%	0
2016	9.535823	9.940985	4.25%	0
2015	9.970761	9.535823	-4.36%	0
2014	9.908581	9.970761	0.63%	0
2013	10.139733	9.908581	-2.28%	0
2012*	10.000000	10.139733	1.40%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	25.702663	28.786728	12.00%	0
2019	19.823758	25.702663	29.66%	0
2018	20.080230	19.823758	-1.28%	0
2017	17.716250	20.080230	13.34%	0
2016	20.448135	17.716250	-13.36%	0
2015	20.256769	20.448135	0.94%	0
2014	17.299150	20.256769	17.10%	0
2013	12.579158	17.299150	37.52%	0
2012	10.633820	12.579158	18.29%	0
2011	10.454076	10.633820	1.72%	0
1004

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	23.909078	26.669221	11.54%	0
2019	19.004283	23.909078	25.81%	0
2018	22.845833	19.004283	-16.82%	0
2017	18.980279	22.845833	20.37%	0
2016	19.484175	18.980279	-2.59%	0
2015	20.390219	19.484175	-4.44%	0
2014	20.769464	20.390219	-1.83%	0
2013	17.834681	20.769464	16.46%	0
2012	15.776872	17.834681	13.04%	0
2011	17.288451	15.776872	-8.74%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	20.963531	23.372784	11.49%	0
2019	16.220365	20.963531	29.24%	0
2018	17.998275	16.220365	-9.88%	0
2017	15.732239	17.998275	14.40%	0
2016	14.403608	15.732239	9.22%	0
2015	14.245942	14.403608	1.11%	0
2014	13.151307	14.245942	8.32%	0
2013	10.199401	13.151307	28.94%	0
2012	8.919187	10.199401	14.35%	0
2011	9.116071	8.919187	-2.16%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.621784	16.652433	6.60%	0
2019	12.768190	15.621784	22.35%	0
2018	14.762864	12.768190	-13.51%	0
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.428178	23.972599	17.35%	0
2019	16.507336	20.428178	23.75%	0
2018	18.814629	16.507336	-12.26%	0
2017	16.842496	18.814629	11.71%	0
2016	14.579415	16.842496	15.52%	0
2015	15.833893	14.579415	-7.92%	0
2014	14.456607	15.833893	9.53%	0
2013	10.476827	14.456607	37.99%	0
2012	9.075170	10.476827	15.44%	0
2011	9.484011	9.075170	-4.31%	0
1005

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.518698	12.458363	18.44%	0
2019	8.401427	10.518698	25.20%	0
2018	10.674191	8.401427	-21.29%	0
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.352777	30.479121	11.43%	0
2019	22.954621	27.352777	19.16%	0
2018	24.811434	22.954621	-7.48%	0
2017	21.437625	24.811434	15.74%	0
2016	22.484851	21.437625	-4.66%	0
2015	25.071679	22.484851	-10.32%	0
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.478756	26.433743	3.75%	0
2019	23.417458	25.478756	8.80%	0
2018	24.451990	23.417458	-4.23%	0
2017	23.423352	24.451990	4.39%	0
2016	20.601719	23.423352	13.70%	0
2015	22.519344	20.601719	-8.52%	0
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.650679	50.521063	45.80%	101
2019	25.671778	34.650679	34.98%	107
2018	26.254448	25.671778	-2.22%	107
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	0
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.165199	10.966348	7.88%	0
2019	9.506551	10.165199	6.93%	0
2018	9.843212	9.506551	-3.42%	0
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0
1006

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	24.442708	33.253732	36.05%	0
2019	18.253053	24.442708	33.91%	0
2018	18.341194	18.253053	-0.48%	0
2017	14.418024	18.341194	27.21%	314
2016	14.453210	14.418024	-0.24%	260
2015	13.195560	14.453210	9.53%	0
2014	12.432715	13.195560	6.14%	0
2013	9.707502	12.432715	28.07%	0
2012	8.010134	9.707502	21.19%	10
2011	8.796429	8.010134	-8.94%	10
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	15.148337	22.342520	47.49%	0
2019	10.689896	15.148337	41.71%	0
2018	10.827720	10.689896	-1.27%	0
2017	7.635398	10.827720	41.81%	0
2016	6.853367	7.635398	11.41%	0
2015	6.693018	6.853367	2.40%	0
2014	6.255344	6.693018	7.00%	0
2013	4.721666	6.255344	32.48%	0
2012	4.050083	4.721666	16.58%	0
2011	4.531216	4.050083	-10.62%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.872904	13.479037	13.53%	0
2019	9.576239	11.872904	23.98%	0
2018	11.533778	9.576239	-16.97%	0
2017	9.010653	11.533778	28.00%	0
2016	9.870180	9.010653	-8.71%	0
2015	11.061069	9.870180	-10.77%	0
2014	12.860565	11.061069	-13.99%	0
2013	11.500607	12.860565	11.83%	380
2012	10.385109	11.500607	10.74%	387
2011	15.685566	10.385109	-33.79%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	29.669065	29.138484	-1.79%	0
2019	23.919675	29.669065	24.04%	0
2018	27.730692	23.919675	-13.74%	0
2017	24.909429	27.730692	11.33%	0
2016	22.193726	24.909429	12.24%	0
2015	23.300124	22.193726	-4.75%	0
2014	20.686826	23.300124	12.63%	0
2013	15.979552	20.686826	29.46%	0
2012	13.566941	15.979552	17.78%	0
2011	13.571163	13.566941	-0.03%	0
1007

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.012141	9.671881	-3.40%	0
2019	8.660870	10.012141	15.60%	0
2018	10.869389	8.660870	-20.32%	0
2017	8.689436	10.869389	25.09%	0
2016	7.352013	8.689436	18.19%	0
2015	9.398728	7.352013	-21.78%	0
2014*	10.000000	9.398728	-6.01%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.354015	10.883879	5.12%	0
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	31.226933	44.484982	42.46%	0
2019	22.589164	31.226933	38.24%	0
2018	23.491900	22.589164	-3.84%	0
2017	19.002634	23.491900	23.62%	0
2016	17.848547	19.002634	6.47%	0
2015	18.640768	17.848547	-4.25%	0
2014	20.593904	18.640768	-9.48%	0
2013	14.903213	20.593904	38.18%	0
2012	12.598600	14.903213	18.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.420470	27.694877	1.00%	0
2019	21.638293	27.420470	26.72%	0
2018	24.671808	21.638293	-12.30%	0
2017	21.484916	24.671808	14.83%	0
2016	19.297258	21.484916	11.34%	0
2015	19.907222	19.297258	-3.06%	0
2014	18.461134	19.907222	7.83%	0
2013	13.913789	18.461134	32.68%	0
2012	12.271241	13.913789	13.39%	0
2011	12.599085	12.271241	-2.60%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.795385	12.200691	13.02%	0
2019*	10.000000	10.795385	7.95%	0
1008

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.518715	24.134602	17.62%	0
2019	16.688386	20.518715	22.95%	0
2018	18.894659	16.688386	-11.68%	0
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.246000	32.46%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.556723	35.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.311220	14.040938	5.48%	0
2019	12.268807	13.311220	8.50%	0
2018	12.622082	12.268807	-2.80%	0
2017	12.140684	12.622082	3.97%	0
2016	11.692172	12.140684	3.84%	0
2015	12.027407	11.692172	-2.79%	0
2014	11.396447	12.027407	5.54%	0
2013	11.683897	11.396447	-2.46%	0
2012	10.911197	11.683897	7.08%	0
2011	10.554196	10.911197	3.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	33.208826	34.296603	3.28%	9
2019	29.704863	33.208826	11.80%	9
2018	32.627383	29.704863	-8.96%	9
2017	30.391192	32.627383	7.36%	9
2016	28.092012	30.391192	8.18%	9
2015	29.033278	28.092012	-3.24%	9
2014	28.827343	29.033278	0.71%	9
2013	32.285889	28.827343	-10.71%	9
2012	27.972646	32.285889	15.42%	9
2011	26.707310	27.972646	4.74%	9
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.425594	11.019356	-3.56%	0
2019	9.131816	11.425594	25.12%	0
2018	10.133063	9.131816	-9.88%	0
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0
1009

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.927772	18.372209	8.53%	0
2019	14.689321	16.927772	15.24%	0
2018	16.058408	14.689321	-8.53%	0
2017	14.133448	16.058408	13.62%	0
2016	13.680217	14.133448	3.31%	0
2015	14.936083	13.680217	-8.41%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.284206	22.654122	11.68%	0
2019	16.717467	20.284206	21.34%	0
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.150020	31.259130	47.80%	0
2019	16.233385	21.150020	30.29%	0
2018	19.860906	16.233385	-18.26%	0
2017	16.136917	19.860906	23.08%	0
2016	16.848005	16.136917	-4.22%	0
2015	17.303298	16.848005	-2.63%	0
2014	17.863648	17.303298	-3.14%	0
2013	15.042533	17.863648	18.75%	0
2012	13.262693	15.042533	13.42%	0
2011	14.947006	13.262693	-11.27%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.873166	19.587145	9.59%	0
2019	15.122900	17.873166	18.19%	0
2018	16.267056	15.122900	-7.03%	0
2017	14.356105	16.267056	13.31%	0
2016	13.459339	14.356105	6.66%	0
2015	13.621024	13.459339	-1.19%	0
2014	13.258642	13.621024	2.73%	0
2013	10.990690	13.258642	20.64%	0
2012	9.707105	10.990690	13.22%	0
2011	9.828613	9.707105	-1.24%	0
1010

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.174531	11.940912	6.86%	0
2019	10.478704	11.174531	6.64%	0
2018	10.826425	10.478704	-3.21%	0
2017	10.719359	10.826425	1.00%	0
2016	10.671398	10.719359	0.45%	0
2015	10.931131	10.671398	-2.38%	0
2014	10.641514	10.931131	2.72%	0
2013	11.162660	10.641514	-4.67%	0
2012	10.868716	11.162660	2.70%	0
2011	10.505524	10.868716	3.46%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	22.055307	28.040556	27.14%	0
2019	16.723552	22.055307	31.88%	0
2018	18.871373	16.723552	-11.38%	0
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	9
2011	10.834550	9.615008	-11.26%	9
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.727078	35.173496	48.24%	0
2019	18.611616	23.727078	27.49%	0
2018	19.148626	18.611616	-2.80%	0
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	19.047774	21.075777	10.65%	0
2019	15.490343	19.047774	22.97%	0
2018	16.186356	15.490343	-4.30%	0
2017	13.566221	16.186356	19.31%	0
2016	12.479772	13.566221	8.71%	0
2015	12.616898	12.479772	-1.09%	0
2014	11.697730	12.616898	7.86%	0
2013	8.990572	11.697730	30.11%	0
2012	7.849255	8.990572	14.54%	0
2011	8.204802	7.849255	-4.33%	0
1011

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.713274	17.017892	1.82%	12
2019	15.645942	16.713274	6.82%	12
2018	16.375665	15.645942	-4.46%	12
2017	15.738012	16.375665	4.05%	12
2016	14.802848	15.738012	6.32%	12
2015	15.578402	14.802848	-4.98%	12
2014	15.325511	15.578402	1.65%	12
2013	15.840384	15.325511	-3.25%	12
2012	14.422527	15.840384	9.83%	12
2011	13.963887	14.422527	3.28%	12
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.734569	22.389547	7.98%	0
2019	16.387465	20.734569	26.53%	0
2018	16.750143	16.387465	-2.17%	0
2017	14.202226	16.750143	17.94%	0
2016	13.029446	14.202226	9.00%	0
2015	13.192351	13.029446	-1.23%	0
2014	12.021820	13.192351	9.74%	0
2013	9.371217	12.021820	28.28%	870
2012	8.385631	9.371217	11.75%	870
2011	8.524429	8.385631	-1.63%	870
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	18.448928	18.707373	1.40%	0
2019	14.809543	18.448928	24.57%	0
2018	16.321155	14.809543	-9.26%	0
2017	14.134906	16.321155	15.47%	0
2016	12.252912	14.134906	15.36%	0
2015	13.363997	12.252912	-8.31%	0
2014	12.510638	13.363997	6.82%	0
2013	9.425944	12.510638	32.73%	0
2012	8.131985	9.425944	15.91%	0
2011	8.508146	8.131985	-4.42%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.711975	13.127326	12.08%	0
2019	10.413039	11.711975	12.47%	0
2018	11.628204	10.413039	-10.45%	0
2017	10.033381	11.628204	15.90%	0
2016*	10.000000	10.033381	0.33%	0
1012

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.344990	16.900910	10.14%	0
2019	12.650907	15.344990	21.30%	108
2018	14.487281	12.650907	-12.68%	108
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.770935	14.779251	7.32%	0
2019	12.113597	13.770935	13.68%	0
2018	13.204415	12.113597	-8.26%	0
2017	12.042402	13.204415	9.65%	0
2016	11.597835	12.042402	3.83%	0
2015	11.979598	11.597835	-3.19%	0
2014	11.738363	11.979598	2.06%	0
2013	10.462682	11.738363	12.19%	0
2012	9.628146	10.462682	8.67%	0
2011	9.973398	9.628146	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.830424	16.175629	9.07%	0
2019	12.604944	14.830424	17.66%	0
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.060734	12.697518	5.28%	0
2019	11.137307	12.060734	8.29%	0
2018	11.687887	11.137307	-4.71%	0
2017	11.229913	11.687887	4.08%	0
2016	10.969941	11.229913	2.37%	0
2015	11.293880	10.969941	-2.87%	0
2014	11.169368	11.293880	1.11%	0
2013	10.878184	11.169368	2.68%	0
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
1013

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.858509	12.188572	2.78%	0
2019	10.644479	11.858509	11.41%	0
2018	11.700181	10.644479	-9.02%	0
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.336621	12.959790	5.05%	0
2019	10.923746	12.336621	12.93%	0
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	272
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.347287	15.539551	8.31%	0
2019	12.410639	14.347287	15.60%	0
2018	13.652407	12.410639	-9.10%	0
2017	12.241457	13.652407	11.53%	0
2016	11.719853	12.241457	4.45%	0
2015	12.106433	11.719853	-3.19%	0
2014	11.831720	12.106433	2.32%	0
2013	10.264140	11.831720	15.27%	0
2012	9.335399	10.264140	9.95%	0
2011	9.767952	9.335399	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.074213	16.558528	9.85%	0
2019	12.603492	15.074213	19.60%	0
2018	14.234845	12.603492	-11.46%	0
2017	12.320440	14.234845	15.54%	0
2016	11.702050	12.320440	5.28%	0
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
1014

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.287617	14.179312	6.71%	0
2019	11.880450	13.287617	11.84%	0
2018	12.750318	11.880450	-6.82%	0
2017	11.857478	12.750318	7.53%	0
2016	11.431632	11.857478	3.73%	0
2015	11.808623	11.431632	-3.19%	0
2014	11.594761	11.808623	1.84%	0
2013	10.652325	11.594761	8.85%	0
2012	9.893273	10.652325	7.67%	0
2011	10.137580	9.893273	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.359015	14.778082	2.92%	0
2019	13.045570	14.359015	10.07%	0
2018	15.815285	13.045570	-17.51%	0
2017	13.169760	15.815285	20.09%	0
2016	13.309931	13.169760	-1.05%	0
2015	14.154944	13.309931	-5.97%	0
2014	15.749135	14.154944	-10.12%	0
2013	13.402022	15.749135	17.51%	0
2012	11.455869	13.402022	16.99%	0
2011	13.368509	11.455869	-14.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.728924	17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.601553	13.195277	4.71%	0
2019	11.821220	12.601553	6.60%	0
2018	12.133267	11.821220	-2.57%	0
2017	11.876907	12.133267	2.16%	0
2016	11.521198	11.876907	3.09%	0
2015	11.859767	11.521198	-2.85%	0
2014	11.537117	11.859767	2.80%	0
2013	12.020409	11.537117	-4.02%	0
2012	11.401148	12.020409	5.43%	0
2011	10.930124	11.401148	4.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.041281	13.914520	6.70%	0
2019	12.161104	13.041281	7.24%	0
2018	12.613126	12.161104	-3.58%	0
2017	12.421582	12.613126	1.54%	0
2016	12.283974	12.421582	1.12%	0
2015	12.619173	12.283974	-2.66%	0
2014	12.296182	12.619173	2.63%	0
2013	12.829222	12.296182	-4.15%	0
2012	12.240525	12.829222	4.81%	0
2011	11.795397	12.240525	3.77%	0
1015

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.467508	10.625754	1.51%	0
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	21.908810	24.288469	10.86%	0
2019	18.211442	21.908810	20.30%	0
2018	22.539896	18.211442	-19.20%	0
2017	16.277608	22.539896	38.47%	0
2016	15.442543	16.277608	5.41%	0
2015	18.787322	15.442543	-17.80%	0
2014	20.319139	18.787322	-7.54%	0
2013	20.611954	20.319139	-1.42%	0
2012	17.971587	20.611954	14.69%	0
2011	23.659935	17.971587	-24.04%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	19.886866	20.629835	3.74%	0
2019	17.712763	19.886866	12.27%	0
2018	18.663866	17.712763	-5.10%	0
2017	17.865613	18.663866	4.47%	0
2016	15.992991	17.865613	11.71%	0
2015	16.782026	15.992991	-4.70%	0
2014	16.724242	16.782026	0.35%	0
2013	15.962762	16.724242	4.77%	0
2012	14.241263	15.962762	12.09%	0
2011	14.018235	14.241263	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.221320	14.762041	3.80%	23
2019	13.676238	14.221320	3.99%	23
2018	13.985123	13.676238	-2.21%	23
2017	13.999751	13.985123	-0.10%	23
2016	14.201179	13.999751	-1.42%	23
2015	14.529030	14.201179	-2.26%	1,077
2014	14.199474	14.529030	2.32%	1,077
2013	15.124896	14.199474	-6.12%	1,077
2012	14.999549	15.124896	0.84%	1,077
2011	14.291319	14.999549	4.96%	1,077
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.844296	8.675215	-1.91%	0
2019	8.880430	8.844296	-0.41%	0
2018	8.952149	8.880430	-0.80%	0
2017	9.109912	8.952149	-1.73%	0
2016	9.308810	9.109912	-2.14%	0
2015	9.513346	9.308810	-2.15%	0
2014	9.722371	9.513346	-2.15%	0
2013	9.935990	9.722371	-2.15%	0
2012	10.154909	9.935990	-2.16%	0
2011	10.377412	10.154909	-2.14%	0
1016

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.833869	14.612343	5.63%	0
2019	11.868438	13.833869	16.56%	0
2018	14.193352	11.868438	-16.38%	0
2017	11.380014	14.193352	24.72%	0
2016	11.529177	11.380014	-1.29%	0
2015	12.154133	11.529177	-5.14%	0
2014	12.477173	12.154133	-2.59%	0
2013	10.821470	12.477173	15.30%	0
2012	9.566605	10.821470	13.12%	0
2011	10.834448	9.566605	-11.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.517302	11.024646	4.82%	0
2019	8.868141	10.517302	18.60%	0
2018	10.555272	8.868141	-15.98%	0
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.483900	24.820221	10.39%	0
2019	18.570666	22.483900	21.07%	0
2018	20.825154	18.570666	-10.83%	0
2017	17.969615	20.825154	15.89%	0
2016	16.775081	17.969615	7.12%	0
2015	17.316548	16.775081	-3.13%	0
2014	16.856683	17.316548	2.73%	0
2013	13.538112	16.856683	24.51%	0
2012	11.937753	13.538112	13.41%	0
2011	12.698806	11.937753	-5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.175879	18.387505	7.05%	0
2019	15.218522	17.175879	12.86%	0
2018	16.347581	15.218522	-6.91%	0
2017	15.032484	16.347581	8.75%	0
2016	14.451064	15.032484	4.02%	0
2015	14.794290	14.451064	-2.32%	0
2014	14.456487	14.794290	2.34%	0
2013	13.025523	14.456487	10.99%	0
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
1017

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.923620	22.852661	9.22%	0
2019	17.828259	20.923620	17.36%	0
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	0
2015	16.899940	16.448610	-2.67%	0
2014	16.415705	16.899940	2.95%	0
2013	14.039375	16.415705	16.93%	0
2012	12.782689	14.039375	9.83%	0
2011	13.186361	12.782689	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.511504	14.108849	4.42%	7,205
2019	12.606581	13.511504	7.18%	7,205
2018	13.121760	12.606581	-3.93%	7,205
2017	12.688227	13.121760	3.42%	7,375
2016	12.435993	12.688227	2.03%	7,561
2015	12.675684	12.435993	-1.89%	7,751
2014	12.469112	12.675684	1.66%	7,941
2013	12.155751	12.469112	2.58%	8,131
2012	11.812151	12.155751	2.91%	8,212
2011	11.727352	11.812151	0.72%	8,212
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.855488	12.129626	2.31%	0
2019	10.722252	11.855488	10.57%	0
2018	11.612473	10.722252	-7.67%	0
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.413972	12.915759	4.04%	0
2019	11.008152	12.413972	12.77%	0
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
1018

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.631987	20.117413	7.97%	1,289
2019	16.171655	18.631987	15.21%	1,352
2018	17.524414	16.171655	-7.72%	1,406
2017	15.858334	17.524414	10.51%	1,470
2016	15.125383	15.858334	4.85%	1,527
2015	15.509652	15.125383	-2.48%	1,588
2014	15.069655	15.509652	2.92%	1,648
2013	13.205039	15.069655	14.12%	1,648
2012	12.179062	13.205039	8.42%	1,648
2011	12.451121	12.179062	-2.19%	1,648
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	21.151223	23.248123	9.91%	0
2019	17.742953	21.151223	19.21%	0
2018	19.653669	17.742953	-9.72%	0
2017	17.213253	19.653669	14.18%	0
2016	16.215107	17.213253	6.16%	0
2015	16.693241	16.215107	-2.86%	0
2014	16.254299	16.693241	2.70%	0
2013	13.573828	16.254299	19.75%	0
2012	12.194727	13.573828	11.31%	0
2011	12.732914	12.194727	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.214087	17.222430	6.22%	0
2019	14.601570	16.214087	11.04%	0
2018	15.502771	14.601570	-5.81%	0
2017	14.506204	15.502771	6.87%	0
2016	14.024249	14.506204	3.44%	0
2015	14.336785	14.024249	-2.18%	0
2014	13.988802	14.336785	2.49%	0
2013	12.938265	13.988802	8.12%	0
2012	12.239203	12.938265	5.71%	0
2011	12.254755	12.239203	-0.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.413228	10.915321	4.82%	0
2019*	10.000000	10.413228	4.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.712323	12.134029	13.27%	0
2019*	10.000000	10.712323	7.12%	0
1019

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.670891	27.586268	27.30%	45
2019	16.966984	21.670891	27.72%	45
2018	17.892522	16.966984	-5.17%	45
2017	14.042819	17.892522	27.41%	45
2016	14.042989	14.042819	0.00%	45
2015	13.875024	14.042989	1.21%	45
2014	12.839926	13.875024	8.06%	45
2013	9.738612	12.839926	31.85%	45
2012	8.554070	9.738612	13.85%	75
2011	9.003287	8.554070	-4.99%	75
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.549192	13.150216	4.79%	0
2019	10.779946	12.549192	16.41%	0
2018	11.576191	10.779946	-6.88%	0
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.440108	15.116077	4.68%	0
2019	12.097898	14.440108	19.36%	0
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.638481	42.625864	16.34%	34
2019	27.208563	36.638481	34.66%	34
2018	28.168405	27.208563	-3.41%	34
2017	22.609915	28.168405	24.58%	34
2016	22.295445	22.609915	1.41%	34
2015	21.681103	22.295445	2.83%	34
2014	20.365374	21.681103	6.46%	34
2013	15.224667	20.365374	33.77%	34
2012	13.110224	15.224667	16.13%	41
2011	13.703802	13.110224	-4.33%	41
1020

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	28.071267	27.877625	-0.69%	29
2019	22.597165	28.071267	24.22%	29
2018	25.478477	22.597165	-11.31%	29
2017	23.958155	25.478477	6.35%	29
2016	20.328229	23.958155	17.86%	29
2015	21.702871	20.328229	-6.33%	29
2014	19.607458	21.702871	10.69%	29
2013	15.191978	19.607458	29.06%	29
2012	13.541071	15.191978	12.19%	29
2011	13.749084	13.541071	-1.51%	29
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.777477	17.77%	108
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.772900	17.73%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.586914	44.922844	10.68%	0
2019	33.010871	40.586914	22.95%	0
2018	38.075119	33.010871	-13.30%	0
2017	33.606350	38.075119	13.30%	0
2016	28.549944	33.606350	17.71%	0
2015	29.935943	28.549944	-4.63%	0
2014	27.959805	29.935943	7.07%	0
2013	21.476319	27.959805	30.19%	510
2012	18.684521	21.476319	14.94%	510
2011	19.592771	18.684521	-4.64%	510
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.650754	19.975383	-3.27%	25
2019	17.040861	20.650754	21.18%	25
2018	20.055989	17.040861	-15.03%	25
2017	18.003799	20.055989	11.40%	25
2016	15.645570	18.003799	15.07%	25
2015	16.464495	15.645570	-4.97%	25
2014	14.378908	16.464495	14.50%	25
2013	10.830592	14.378908	32.76%	25
2012	9.513974	10.830592	13.84%	25
2011	9.953671	9.513974	-4.42%	25
1021

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	29.672459	40.906698	37.86%	0
2019	22.344542	29.672459	32.80%	0
2018	24.808295	22.344542	-9.93%	0
2017	20.293453	24.808295	22.25%	0
2016	19.147891	20.293453	5.98%	0
2015	19.421808	19.147891	-1.41%	0
2014	19.305799	19.421808	0.60%	0
2013	13.673611	19.305799	41.19%	575
2012	12.319318	13.673611	10.99%	575
2011	12.671628	12.319318	-2.78%	575
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	38.600550	39.716769	2.89%	24
2019	33.149926	38.600550	16.44%	24
2018	40.799750	33.149926	-18.75%	24
2017	38.228816	40.799750	6.73%	24
2016	31.021561	38.228816	23.23%	24
2015	33.735023	31.021561	-8.04%	24
2014	32.214144	33.735023	4.72%	24
2013	23.448240	32.214144	37.38%	441
2012	19.896626	23.448240	17.85%	441
2011	21.419054	19.896626	-7.11%	441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	40.199765	48.260702	20.05%	0
2019	32.696825	40.199765	22.95%	0
2018	38.252582	32.696825	-14.52%	0
2017	34.444810	38.252582	11.05%	0
2016	28.656467	34.444810	20.20%	0
2015	29.773073	28.656467	-3.75%	0
2014	30.181321	29.773073	-1.35%	0
2013	21.889639	30.181321	37.88%	0
2012	19.369007	21.889639	13.01%	5
2011	20.958907	19.369007	-7.59%	5
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.283001	21.425064	11.11%	0
2019	15.387181	19.283001	25.32%	0
2018	16.514288	15.387181	-6.83%	0
2017	13.516515	16.514288	22.18%	0
2016	12.158783	13.516515	11.17%	0
2015	12.561591	12.158783	-3.21%	0
2014	12.042841	12.561591	4.31%	0
2013	8.557434	12.042841	40.73%	0
2012	7.478822	8.557434	14.42%	0
2011	8.647619	7.478822	-13.52%	0
1022

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.568651	17.275389	10.96%	0
2019	12.421833	15.568651	25.33%	0
2018	13.365667	12.421833	-7.06%	0
2017	10.947744	13.365667	22.09%	0
2016*	10.000000	10.947744	9.48%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.956554	22.136467	10.92%	0
2019	16.185539	19.956554	23.30%	0
2018	17.560119	16.185539	-7.83%	0
2017	15.128126	17.560119	16.08%	0
2016	14.039889	15.128126	7.75%	0
2015	14.395004	14.039889	-2.47%	0
2014	13.301011	14.395004	8.22%	0
2013	9.795668	13.301011	35.78%	0
2012	8.978929	9.795668	9.10%	0
2011	9.477194	8.978929	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.606608	15.374109	-7.42%	63
2019	12.984781	16.606608	27.89%	63
2018	13.813614	12.984781	-6.00%	63
2017	13.255016	13.813614	4.21%	63
2016	12.618087	13.255016	5.05%	63
2015	13.625328	12.618087	-7.39%	63
2014	10.803823	13.625328	26.12%	63
2013	10.714927	10.803823	0.83%	63
2012	9.457796	10.714927	13.29%	63
2011	9.075178	9.457796	4.22%	63
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.218680	32.19%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.586484	22.586675	15.32%	0
2019	15.298708	19.586484	28.03%	0
2018	16.437893	15.298708	-6.93%	0
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0
1023

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.723310	9.783702	0.62%	0
2019	9.546749	9.723310	1.85%	0
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.679017	19.473349	16.75%	0
2019	13.640718	16.679017	22.27%	0
2018	15.726152	13.640718	-13.26%	0
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.687994	34.146220	57.44%	0
2019	16.148485	21.687994	34.30%	0
2018	17.719435	16.148485	-8.87%	0
2017	14.175542	17.719435	25.00%	0
2016	13.606430	14.175542	4.18%	0
2015	13.931229	13.606430	-2.33%	0
2014	13.685180	13.931229	1.80%	0
2013	10.065631	13.685180	35.96%	1,055
2012	8.952970	10.065631	12.43%	1,064
2011	9.553379	8.952970	-6.28%	1,064
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.087093	19.258113	36.71%	0
2019	10.866905	14.087093	29.63%	0
2018	11.886673	10.866905	-8.58%	0
2017	9.751736	11.886673	21.89%	0
2016	9.567256	9.751736	1.93%	0
2015*	10.000000	9.567256	-4.33%	0
1024

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.224670	9.338445	1.23%	0
2019	9.092138	9.224670	1.46%	0
2018	9.199096	9.092138	-1.16%	0
2017	9.317632	9.199096	-1.27%	0
2016	9.407106	9.317632	-0.95%	0
2015	9.596186	9.407106	-1.97%	0
2014	9.747586	9.596186	-1.55%	0
2013	9.900699	9.747586	-1.55%	0
2012	9.673326	9.900699	2.35%	0
2011	9.856827	9.673326	-1.86%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.998784	30.416508	16.99%	0
2019	21.106531	25.998784	23.18%	0
2018	22.883307	21.106531	-7.76%	0
2017	19.745551	22.883307	15.89%	0
2016	18.366829	19.745551	7.51%	0
2015	18.857827	18.366829	-2.60%	0
2014	17.459530	18.857827	8.01%	0
2013	12.966932	17.459530	34.65%	0
2012	11.941404	12.966932	8.59%	0
2011	12.591134	11.941404	-5.16%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.206269	11.832485	5.59%	0
2019	10.248887	11.206269	9.34%	0
2018	11.078817	10.248887	-7.49%	0
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.455810	11.947068	4.29%	0
2019	10.211311	11.455810	12.19%	0
2018	10.966084	10.211311	-6.88%	0
2017	10.208005	10.966084	7.43%	0
2016	9.214195	10.208005	10.79%	0
2015	9.644773	9.214195	-4.46%	0
2014*	10.000000	9.644773	-3.55%	0
1025

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.032726	11.946563	8.28%	0
2019	10.545636	11.032726	4.62%	0
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.593328	10.665095	0.68%	0
2019	10.417331	10.593328	1.69%	0
2018	10.622304	10.417331	-1.93%	0
2017	10.720804	10.622304	-0.92%	0
2016	10.814584	10.720804	-0.87%	0
2015	11.029176	10.814584	-1.95%	0
2014	11.187797	11.029176	-1.42%	0
2013	11.460232	11.187797	-2.38%	0
2012	11.075823	11.460232	3.47%	0
2011	11.205585	11.075823	-1.16%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.788785	13.979944	9.31%	0
2019	12.053089	12.788785	6.10%	0
2018	12.598192	12.053089	-4.33%	0
2017	12.419437	12.598192	1.44%	0
2016	12.065733	12.419437	2.93%	0
2015	12.673623	12.065733	-4.80%	0
2014	12.563709	12.673623	0.87%	0
2013	14.143410	12.563709	-11.17%	0
2012	13.291406	14.143410	6.41%	0
2011	12.163334	13.291406	9.27%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.039369	10.033785	-0.06%	0
2019	9.990586	10.039369	0.49%	0
2018	10.067634	9.990586	-0.77%	0
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
1026

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.798580	15.731329	6.30%	0
2019	13.957582	14.798580	6.03%	0
2018	14.342799	13.957582	-2.69%	0
2017	13.969559	14.342799	2.67%	0
2016	13.902284	13.969559	0.48%	0
2015	14.146142	13.902284	-1.72%	0
2014	13.864806	14.146142	2.03%	0
2013	14.452075	13.864806	-4.06%	0
2012	13.476682	14.452075	7.24%	0
2011	13.292807	13.476682	1.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.836801	11.508427	6.20%	0
2019	10.231121	10.836801	5.92%	0
2018	10.523997	10.231121	-2.78%	0
2017	10.260350	10.523997	2.57%	0
2016	10.221099	10.260350	0.38%	0
2015	10.410747	10.221099	-1.82%	0
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.737855	12.874693	9.69%	0
2019	9.584841	11.737855	22.46%	0
2018	12.111777	9.584841	-20.86%	0
2017	9.778004	12.111777	23.87%	0
2016*	10.000000	9.778004	-2.22%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.426445	34.26%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.828517	28.29%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.225700	16.020704	21.13%	0
2019	11.305883	13.225700	16.98%	0
2018	12.705018	11.305883	-11.01%	0
2017	12.343389	12.705018	2.93%	0
2016	10.536784	12.343389	17.15%	0
2015	12.300862	10.536784	-14.34%	0
2014	13.037754	12.300862	-5.65%	0
2013	11.012915	13.037754	18.39%	0
2012	10.460011	11.012915	5.29%	0
2011	12.161159	10.460011	-13.99%	0
1027

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.839665	51.658252	26.49%	0
2019	32.447314	40.839665	25.86%	0
2018	32.882591	32.447314	-1.32%	0
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	36.516580	41.894715	14.73%	0
2019	28.575763	36.516580	27.79%	0
2018	38.173257	28.575763	-25.14%	0
2017	25.827737	38.173257	47.80%	0
2016	26.366580	25.827737	-2.04%	0
2015	31.330176	26.366580	-15.84%	0
2014	32.152181	31.330176	-2.56%	0
2013	29.332691	32.152181	9.61%	0
2012	23.094476	29.332691	27.01%	0
2011	31.781417	23.094476	-27.33%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.455103	6.342804	16.27%	0
2019	4.997899	5.455103	9.15%	0
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	19.713837	22.976709	16.55%	0
2019	18.009437	19.713837	9.46%	0
2018	25.665233	18.009437	-29.83%	0
2017	26.680574	25.665233	-3.81%	0
2016	18.972258	26.680574	40.63%	0
2015	29.134627	18.972258	-34.88%	0
2014	36.807211	29.134627	-20.85%	0
2013	34.031152	36.807211	8.16%	0
2012	33.641697	34.031152	1.16%	0
2011	41.149343	33.641697	-18.24%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.732271	10.338722	-3.67%	0
2019*	10.000000	10.732271	7.32%	0
1028

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.536250	51.778489	54.40%	0
2019	27.456028	33.536250	22.15%	0
2018	27.700286	27.456028	-0.88%	0
2017	22.491193	27.700286	23.16%	0
2016	21.331502	22.491193	5.44%	0
2015	22.447355	21.331502	-4.97%	0
2014	23.379711	22.447355	-3.99%	0
2013	15.904234	23.379711	47.00%	0
2012	15.068503	15.904234	5.55%	0
2011	16.140929	15.068503	-6.64%	0
1029

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.546296	12.866700	2.55%	0
2019	11.131920	12.546296	12.71%	0
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.694442	8.691148	-0.04%	0
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	29.673050	29.906270	0.79%	0
2019	25.304339	29.673050	17.26%	0
2018	30.549784	25.304339	-17.17%	0
2017	27.678270	30.549784	10.37%	0
2016	22.676890	27.678270	22.05%	0
2015	24.587111	22.676890	-7.77%	0
2014	23.075840	24.587111	6.55%	0
2013	17.142870	23.075840	34.61%	0
2012	14.796583	17.142870	15.86%	0
2011	16.556371	14.796583	-10.63%	76
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.306269	13.185524	7.14%	0
2019	11.554456	12.306269	6.51%	0
2018	12.158543	11.554456	-4.97%	0
2017	11.991009	12.158543	1.40%	0
2016	11.744713	11.991009	2.10%	0
2015	12.312852	11.744713	-4.61%	0
2014	12.187669	12.312852	1.03%	0
2013	13.616478	12.187669	-10.49%	0
2012	12.965874	13.616478	5.02%	0
2011	11.863324	12.965874	9.29%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	19.531396	21.357392	9.35%	132
2019	16.111968	19.531396	21.22%	131
2018	17.691503	16.111968	-8.93%	127
2017	15.012642	17.691503	17.84%	129
2016	13.525582	15.012642	10.99%	129
2015	14.653491	13.525582	-7.70%	129
2014	13.317891	14.653491	10.03%	599
2013	10.025867	13.317891	32.84%	49
2012	8.934558	10.025867	12.21%	288
2011	8.859392	8.934558	0.85%	45
1030

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	15.387056	18.943169	23.11%	0
2019	12.251219	15.387056	25.60%	0
2018	14.777900	12.251219	-17.10%	0
2017	11.515562	14.777900	28.33%	0
2016	12.458976	11.515562	-7.57%	0
2015	12.643403	12.458976	-1.46%	0
2014	13.681277	12.643403	-7.59%	0
2013	11.427802	13.681277	19.72%	0
2012	9.644484	11.427802	18.49%	0
2011	11.211266	9.644484	-13.98%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	25.113082	24.857808	-1.02%	0
2019	19.882171	25.113082	26.31%	0
2018	23.326230	19.882171	-14.76%	0
2017	21.352350	23.326230	9.24%	0
2016	17.769881	21.352350	20.16%	0
2015	18.433774	17.769881	-3.60%	0
2014	16.189538	18.433774	13.86%	0
2013	12.722191	16.189538	27.25%	92
2012	11.183065	12.722191	13.76%	0
2011	11.513981	11.183065	-2.87%	103
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	28.398329	28.044831	-1.24%	0
2019	22.857604	28.398329	24.24%	0
2018	25.729213	22.857604	-11.16%	0
2017	24.190205	25.729213	6.36%	0
2016	20.528495	24.190205	17.84%	0
2015	21.838618	20.528495	-6.00%	0
2014	19.746901	21.838618	10.59%	0
2013	15.327847	19.746901	28.83%	0
2012	13.679550	15.327847	12.05%	0
2011	13.846175	13.679550	-1.20%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	18.975867	24.629078	29.79%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.297307	11.823539	4.66%	0
2019	10.056761	11.297307	12.34%	0
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
1031

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.205710	10.833899	6.16%	0
2019	9.560746	10.205710	6.75%	0
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.169645	14.352659	1.29%	0
2019	11.366877	14.169645	24.66%	0
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.569648	19.561131	18.05%	0
2019	14.387743	16.569648	15.17%	0
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.642813	13.334754	5.47%	84
2019	10.785696	12.642813	17.22%	74
2018	13.081768	10.785696	-17.55%	67
2017	11.626476	13.081768	12.52%	66
2016	10.318625	11.626476	12.67%	67
2015	10.823098	10.318625	-4.66%	65
2014*	10.000000	10.823098	8.23%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	30.467826	32.967300	8.20%	0
2019	25.490894	30.467826	19.52%	0
2018	28.638184	25.490894	-10.99%	0
2017	26.049509	28.638184	9.94%	0
2016	21.183733	26.049509	22.97%	0
2015	22.176930	21.183733	-4.48%	0
2014	21.571051	22.176930	2.81%	0
2013	15.674227	21.571051	37.62%	70
2012	13.847724	15.674227	13.19%	80
2011	14.079367	13.847724	-1.65%	0
1032

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	21.314540	24.599609	15.41%	42
2019	16.613250	21.314540	28.30%	44
2018	17.814934	16.613250	-6.75%	457
2017	14.986389	17.814934	18.87%	460
2016	13.716705	14.986389	9.26%	462
2015	13.871691	13.716705	-1.12%	463
2014	12.504985	13.871691	10.93%	413
2013	9.684423	12.504985	29.12%	534
2012	8.556201	9.684423	13.19%	413
2011	8.587027	8.556201	-0.36%	413
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	16.621163	20.180381	21.41%	0
2019	12.648959	16.621163	31.40%	0
2018	13.530779	12.648959	-6.52%	0
2017	11.994937	13.530779	12.80%	0
2016	11.111362	11.994937	7.95%	0
2015	11.736271	11.111362	-5.32%	0
2014	10.577329	11.736271	10.96%	0
2013	8.050318	10.577329	31.39%	0
2012	7.351502	8.050318	9.51%	0
2011	7.449387	7.351502	-1.31%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	21.569703	26.092622	20.97%	0
2019	16.205185	21.569703	33.10%	0
2018	17.790955	16.205185	-8.91%	0
2017	14.285302	17.790955	24.54%	0
2016	13.535854	14.285302	5.54%	0
2015	14.190665	13.535854	-4.61%	0
2014	13.423681	14.190665	5.71%	0
2013	11.333713	13.423681	18.44%	224
2012	10.494613	11.333713	8.00%	312
2011	9.843066	10.494613	6.62%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	18.777103	22.017229	17.26%	0
2019	15.765892	18.777103	19.10%	0
2018	19.923729	15.765892	-20.87%	0
2017	16.338210	19.923729	21.95%	0
2016	14.268801	16.338210	14.50%	0
2015	14.929748	14.268801	-4.43%	0
2014	15.026096	14.929748	-0.64%	0
2013	10.342606	15.026096	45.28%	0
2012	8.771963	10.342606	17.91%	0
2011	10.410442	8.771963	-15.74%	0
1033

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.853915	11.284612	3.97%	0
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.336251	15.629032	-4.33%	0
2019	13.078408	16.336251	24.91%	0
2018	16.102905	13.078408	-18.78%	0
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	127
2013*	10.000000	12.159997	21.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.521831	10.496077	-0.24%	0
2019	10.047291	10.521831	4.72%	0
2018	10.283395	10.047291	-2.30%	0
2017	10.164180	10.283395	1.17%	0
2016	9.538864	10.164180	6.56%	0
2015	9.851182	9.538864	-3.17%	0
2014*	10.000000	9.851182	-1.49%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.376770	17.316948	5.74%	0
2019	15.300222	16.376770	7.04%	0
2018	15.739633	15.300222	-2.79%	0
2017	15.468461	15.739633	1.75%	0
2016	15.232904	15.468461	1.55%	100
2015	15.613599	15.232904	-2.44%	100
2014	15.381387	15.613599	1.51%	100
2013	15.566295	15.381387	-1.19%	100
2012	14.506954	15.566295	7.30%	100
2011	14.502814	14.506954	0.03%	100
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.354026	13.253100	28.00%	0
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0
1034

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.494914	17.032099	9.92%	0
2019	13.658218	15.494914	13.45%	0
2018	14.565023	13.658218	-6.23%	0
2017	13.179502	14.565023	10.51%	0
2016	12.799637	13.179502	2.97%	0
2015	13.128539	12.799637	-2.51%	0
2014	12.864345	13.128539	2.05%	0
2013	11.600113	12.864345	10.90%	0
2012	10.620606	11.600113	9.22%	0
2011	10.889933	10.620606	-2.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.161397	18.163507	12.39%	0
2019	13.769715	16.161397	17.37%	0
2018	14.976426	13.769715	-8.06%	0
2017	13.146870	14.976426	13.92%	0
2016	12.675836	13.146870	3.72%	0
2015	13.008673	12.675836	-2.56%	0
2014	12.708545	13.008673	2.36%	0
2013	11.206386	12.708545	13.40%	0
2012	10.123906	11.206386	10.69%	0
2011	10.468897	10.123906	-3.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.342868	19.803635	14.19%	0
2019	14.257742	17.342868	21.64%	0
2018	15.828348	14.257742	-9.92%	0
2017	13.394791	15.828348	18.17%	0
2016	12.856966	13.394791	4.18%	0
2015	13.190526	12.856966	-2.53%	0
2014	12.861989	13.190526	2.55%	0
2013	10.824299	12.861989	18.83%	0
2012	9.584450	10.824299	12.94%	0
2011	10.071160	9.584450	-4.83%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.361541	15.959180	19.44%	0
2019	11.007561	13.361541	21.39%	0
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
1035

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	29.751904	37.952280	27.56%	0
2019	23.142813	29.751904	28.56%	0
2018	25.308302	23.142813	-8.56%	0
2017	21.250959	25.308302	19.09%	0
2016	20.134622	21.250959	5.54%	0
2015	20.473380	20.134622	-1.65%	0
2014	18.721636	20.473380	9.36%	0
2013	14.596421	18.721636	28.26%	0
2012	12.832706	14.596421	13.74%	0
2011	13.476172	12.832706	-4.77%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.983175	40.737047	27.37%	0
2019	24.911457	31.983175	28.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.446142	4.887545	-34.36%	0
2019	6.932541	7.446142	7.41%	0
2018	9.423461	6.932541	-26.43%	0
2017	9.909865	9.423461	-4.91%	0
2016	7.589317	9.909865	30.58%	0
2015	9.792201	7.589317	-22.50%	0
2014	11.478028	9.792201	-14.69%	0
2013	9.453533	11.478028	21.42%	0
2012	9.229735	9.453533	2.42%	0
2011	9.954575	9.229735	-7.28%	118
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	19.873705	20.708689	4.20%	0
2019	15.959723	19.873705	24.52%	0
2018	17.817615	15.959723	-10.43%	0
2017	16.149342	17.817615	10.33%	0
2016	14.004372	16.149342	15.32%	0
2015	14.929871	14.004372	-6.20%	0
2014	14.050791	14.929871	6.26%	0
2013	11.222931	14.050791	25.20%	0
2012	9.792796	11.222931	14.60%	216
2011	9.927379	9.792796	-1.36%	117
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.378831	15.130393	5.23%	0
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
1036

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	23.422144	38.598133	64.79%	0
2019	17.021469	23.422144	37.60%	0
2018	15.493710	17.021469	9.86%	0
2017	11.786416	15.493710	31.45%	0
2016	12.021109	11.786416	-1.95%	0
2015	11.652789	12.021109	3.16%	0
2014	10.628529	11.652789	9.64%	0
2013	7.887676	10.628529	34.75%	0
2012	6.751459	7.887676	16.83%	0
2011	6.755696	6.751459	-0.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	22.382820	31.467933	40.59%	0
2019	17.055765	22.382820	31.23%	0
2018	17.489850	17.055765	-2.48%	0
2017	13.245590	17.489850	32.04%	0
2016	13.446774	13.245590	-1.50%	0
2015	12.843449	13.446774	4.70%	0
2014	11.810918	12.843449	8.74%	243
2013	8.866465	11.810918	33.21%	0
2012	7.915072	8.866465	12.02%	0
2011	8.081337	7.915072	-2.06%	140
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.430875	14.487232	0.39%	0
2019	12.839726	14.430875	12.39%	0
2018	13.620595	12.839726	-5.73%	0
2017	13.006413	13.620595	4.72%	0
2016	11.627030	13.006413	11.86%	0
2015	12.352556	11.627030	-5.87%	0
2014	12.496150	12.352556	-1.15%	0
2013	12.068349	12.496150	3.54%	0
2012	10.806391	12.068349	11.68%	0
2011	10.631486	10.806391	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.622900	14.556339	6.85%	0
2019	12.711421	13.622900	7.17%	0
2018	13.081659	12.711421	-2.83%	0
2017	12.841127	13.081659	1.87%	0
2016	12.548433	12.841127	2.33%	0
2015	12.921929	12.548433	-2.89%	0
2014	12.493695	12.921929	3.43%	0
2013	13.020794	12.493695	-4.05%	0
2012	12.588211	13.020794	3.44%	0
2011	12.005169	12.588211	4.86%	0
1037

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.186345	22.149181	15.44%	0
2019	15.904492	19.186345	20.63%	0
2018	19.053899	15.904492	-16.53%	0
2017	16.139638	19.053899	18.06%	0
2016	14.718830	16.139638	9.65%	0
2015	15.279134	14.718830	-3.67%	0
2014	14.711311	15.279134	3.86%	0
2013	11.055237	14.711311	33.07%	0
2012	9.851380	11.055237	12.22%	0
2011	11.281679	9.851380	-12.68%	109
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	15.033765	16.981152	12.95%	0
2019	12.039963	15.033765	24.87%	0
2018	14.465680	12.039963	-16.77%	0
2017	11.367871	14.465680	27.25%	0
2016	12.250312	11.367871	-7.20%	0
2015	12.103463	12.250312	1.21%	0
2014	13.475538	12.103463	-10.18%	0
2013	10.568187	13.475538	27.51%	0
2012	8.964905	10.568187	17.88%	0
2011	11.074247	8.964905	-19.05%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.151538	10.165456	-8.84%	0
2019	9.274039	11.151538	20.24%	0
2018	10.138347	9.274039	-8.53%	0
2017*	10.000000	10.138347	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	25.249504	26.713585	5.80%	0
2019	19.224852	25.249504	31.34%	0
2018	23.781574	19.224852	-19.16%	0
2017	20.396557	23.781574	16.60%	0
2016	19.048572	20.396557	7.08%	0
2015	20.090872	19.048572	-5.19%	0
2014	19.254265	20.090872	4.35%	78
2013	15.092274	19.254265	27.58%	78
2012	12.141909	15.092274	24.30%	0
2011	13.619716	12.141909	-10.85%	0
1038

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.719864	14.993777	9.29%	0
2019	11.704105	13.719864	17.22%	0
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.377858	16.128626	-1.52%	0
2019	14.429074	16.377858	13.51%	0
2018	15.419151	14.429074	-6.42%	0
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	101
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	18.766742	19.306219	2.87%	0
2019	15.187297	18.766742	23.57%	0
2018	17.826477	15.187297	-14.80%	0
2017	16.471763	17.826477	8.22%	0
2016	12.936038	16.471763	27.33%	0
2015	14.282121	12.936038	-9.42%	0
2014	14.520557	14.282121	-1.64%	0
2013	10.897824	14.520557	33.24%	0
2012	9.412717	10.897824	15.78%	0
2011	10.000102	9.412717	-5.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.755481	13.472415	14.61%	0
2019	9.487128	11.755481	23.91%	0
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
1039

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.400319	14.923508	-3.10%	0
2019	13.955237	15.400319	10.36%	0
2018	16.842829	13.955237	-17.14%	0
2017	14.715856	16.842829	14.45%	0
2016	13.997560	14.715856	5.13%	0
2015	15.276252	13.997560	-8.37%	0
2014	17.528327	15.276252	-12.85%	0
2013	14.538729	17.528327	20.56%	0
2012	12.535390	14.538729	15.98%	0
2011	14.311847	12.535390	-12.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.567592	8.282038	-3.33%	0
2019	7.784936	8.567592	10.05%	0
2018	9.415001	7.784936	-17.31%	0
2017	8.249097	9.415001	14.13%	0
2016	7.869500	8.249097	4.82%	0
2015	8.605321	7.869500	-8.55%	0
2014*	10.000000	8.605321	-13.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.282280	8.598588	-7.37%	0
2019	9.303802	9.282280	-0.23%	0
2018	9.333415	9.303802	-0.32%	0
2017	9.362488	9.333415	-0.31%	0
2016	9.299248	9.362488	0.68%	0
2015	9.936221	9.299248	-6.41%	0
2014*	10.000000	9.936221	-0.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.217870	12.440609	1.82%	0
2019	11.160502	12.217870	9.47%	0
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.949254	10.384196	4.37%	0
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0
1040

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.447374	9.922155	5.03%	0
2019	9.198739	9.447374	2.70%	0
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.897578	14.495631	4.30%	0
2019	11.705139	13.897578	18.73%	0
2018	13.034834	11.705139	-10.20%	0
2017	11.583013	13.034834	12.53%	0
2016	10.729507	11.583013	7.95%	0
2015	11.044458	10.729507	-2.85%	0
2014	10.754724	11.044458	2.69%	0
2013	9.218703	10.754724	16.66%	0
2012	8.086569	9.218703	14.00%	0
2011	9.820459	8.086569	-17.66%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.163562	26.051366	29.20%	0
2019	15.536260	20.163562	29.78%	0
2018	17.102516	15.536260	-9.16%	0
2017	14.025910	17.102516	21.94%	0
2016	13.198450	14.025910	6.27%	0
2015	13.506098	13.198450	-2.28%	0
2014	12.215797	13.506098	10.56%	0
2013	9.569749	12.215797	27.65%	0
2012	8.450993	9.569749	13.24%	0
2011	9.031492	8.450993	-6.43%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.141450	18.874541	10.11%	0
2019	14.592499	17.141450	17.47%	0
2018	15.829346	14.592499	-7.81%	0
2017	14.148713	15.829346	11.88%	0
2016	13.392673	14.148713	5.65%	0
2015	13.679288	13.392673	-2.10%	0
2014	13.107419	13.679288	4.36%	0
2013	11.722348	13.107419	11.82%	0
2012	10.580783	11.722348	10.79%	0
2011	10.747997	10.580783	-1.56%	0
1041

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.599926	19.528247	-0.37%	0
2019	16.195954	19.599926	21.02%	0
2018	18.531411	16.195954	-12.60%	0
2017	16.507937	18.531411	12.26%	0
2016	13.753971	16.507937	20.02%	0
2015	14.757083	13.753971	-6.80%	0
2014	14.021813	14.757083	5.24%	0
2013	10.762556	14.021813	30.28%	0
2012	9.528039	10.762556	12.96%	0
2011	10.184641	9.528039	-6.45%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.237984	18.664608	2.34%	0
2019	16.693398	18.237984	9.25%	0
2018	17.804907	16.693398	-6.24%	0
2017	17.136080	17.804907	3.90%	0
2016	14.908628	17.136080	14.94%	0
2015	15.871370	14.908628	-6.07%	0
2014	15.830462	15.871370	0.26%	0
2013	15.073728	15.830462	5.02%	0
2012	13.418586	15.073728	12.33%	0
2011	13.724761	13.418586	-2.23%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	20.914233	20.255568	-3.15%	0
2019	17.445751	20.914233	19.88%	0
2018	20.427760	17.445751	-14.60%	0
2017	20.141123	20.427760	1.42%	0
2016	16.265253	20.141123	23.83%	0
2015	17.809931	16.265253	-8.67%	0
2014	18.465727	17.809931	-3.55%	0
2013	13.802402	18.465727	33.79%	0
2012	11.809753	13.802402	16.87%	0
2011	12.658270	11.809753	-6.70%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.371604	21.800447	2.01%	0
2019	17.247154	21.371604	23.91%	0
2018	20.267091	17.247154	-14.90%	0
2017	18.223434	20.267091	11.21%	0
2016	14.699399	18.223434	23.97%	0
2015	16.125704	14.699399	-8.84%	0
2014	16.339298	16.125704	-1.31%	0
2013	12.530912	16.339298	30.39%	0
2012	10.940534	12.530912	14.54%	0
2011	12.092493	10.940534	-9.53%	0
1042

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.642335	25.323889	28.93%	0
2019	15.980283	19.642335	22.92%	0
2018	18.219481	15.980283	-12.29%	0
2017	15.221387	18.219481	19.70%	0
2016	13.717136	15.221387	10.97%	0
2015	14.209677	13.717136	-3.47%	0
2014	13.354007	14.209677	6.41%	0
2013	9.660688	13.354007	38.23%	0
2012	8.855298	9.660688	9.10%	0
2011	9.235025	8.855298	-4.11%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.323323	30.101210	34.84%	0
2019	17.043822	22.323323	30.98%	0
2018	18.086814	17.043822	-5.77%	0
2017	14.213180	18.086814	27.25%	0
2016	13.366313	14.213180	6.34%	0
2015	12.955657	13.366313	3.17%	0
2014	11.495474	12.955657	12.70%	0
2013	9.163169	11.495474	25.45%	0
2012	8.462989	9.163169	8.27%	0
2011	9.043815	8.462989	-6.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.512495	31.342985	39.22%	0
2019	16.832010	22.512495	33.75%	0
2018	17.860214	16.832010	-5.76%	0
2017	14.339869	17.860214	24.55%	0
2016	14.336415	14.339869	0.02%	0
2015	13.959984	14.336415	2.70%	0
2014	13.163090	13.959984	6.05%	0
2013	9.604186	13.163090	37.06%	0
2012*	10.000000	9.604186	-3.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.925429	34.615247	38.88%	0
2019	18.681113	24.925429	33.43%	0
2018	19.877138	18.681113	-6.02%	0
2017	15.998770	19.877138	24.24%	0
2016	16.034261	15.998770	-0.22%	0
2015	15.651508	16.034261	2.45%	0
2014	14.795037	15.651508	5.79%	0
2013	10.821283	14.795037	36.72%	0
2012	9.757969	10.821283	10.90%	0
1043

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	22.621680	30.219157	33.58%	0
2019	16.983212	22.621680	33.20%	0
2018	18.422996	16.983212	-7.82%	0
2017	14.851015	18.422996	24.05%	0
2016	15.526122	14.851015	-4.35%	0
2015	15.332095	15.526122	1.27%	0
2014	13.583846	15.332095	12.87%	0
2013	10.705504	13.583846	26.89%	0
2012	9.592505	10.705504	11.60%	0
2011	9.921860	9.592505	-3.32%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.724335	24.189120	11.35%	0
2019	17.224098	21.724335	26.13%	0
2018	19.440422	17.224098	-11.40%	0
2017	17.562543	19.440422	10.69%	0
2016	16.285011	17.562543	7.84%	0
2015	17.671043	16.285011	-7.84%	0
2014	16.707533	17.671043	5.77%	0
2013	13.217254	16.707533	26.41%	0
2012	11.867771	13.217254	11.37%	0
2011	12.141870	11.867771	-2.26%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	22.424191	30.854521	37.59%	0
2019	16.452368	22.424191	36.30%	0
2018	17.914389	16.452368	-8.16%	0
2017	14.221436	17.914389	25.97%	0
2016	14.208785	14.221436	0.09%	0
2015	13.628119	14.208785	4.26%	0
2014	13.172786	13.628119	3.46%	0
2013	9.904772	13.172786	32.99%	0
2012	8.697605	9.904772	13.88%	0
2011	8.796462	8.697605	-1.12%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.572940	45.73%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.868550	17.064000	7.53%	0
2019	13.480140	15.868550	17.72%	0
2018	15.232993	13.480140	-11.51%	0
2017	14.027241	15.232993	8.60%	0
2016	12.457662	14.027241	12.60%	0
2015	13.036967	12.457662	-4.44%	0
2014	12.225692	13.036967	6.64%	0
2013	9.985846	12.225692	22.43%	0
2012	9.070303	9.985846	10.09%	0
2011*	10.000000	9.070303	-9.30%	0
1044

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	23.630179	29.497659	24.83%	57
2019	18.333788	23.630179	28.89%	57
2018	21.595044	18.333788	-15.10%	411
2017	16.155644	21.595044	33.67%	410
2016	16.504551	16.155644	-2.11%	592
2015	16.235507	16.504551	1.66%	590
2014	16.228747	16.235507	0.04%	588
2013	13.034339	16.228747	24.51%	258
2012	10.990958	13.034339	18.59%	258
2011	12.253678	10.990958	-10.30%	258
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.202429	12.178829	-14.25%	0
2019	11.806404	14.202429	20.29%	0
2018	12.864953	11.806404	-8.23%	0
2017	11.635184	12.864953	10.57%	0
2016	11.658315	11.635184	-0.20%	0
2015	12.099706	11.658315	-3.65%	0
2014	10.793730	12.099706	12.10%	0
2013	10.745018	10.793730	0.45%	0
2012	8.575706	10.745018	25.30%	0
2011	9.378730	8.575706	-8.56%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.445656	10.563241	1.13%	0
2019	9.639234	10.445656	8.37%	0
2018	10.310723	9.639234	-6.51%	0
2017	9.919783	10.310723	3.94%	0
2016	9.520340	9.919783	4.20%	0
2015	9.959666	9.520340	-4.41%	0
2014	9.902607	9.959666	0.58%	0
2013	10.138795	9.902607	-2.33%	0
2012*	10.000000	10.138795	1.39%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	25.525184	28.573335	11.94%	0
2019	19.696939	25.525184	29.59%	0
2018	19.962050	19.696939	-1.33%	0
2017	17.620953	19.962050	13.29%	0
2016	20.348518	17.620953	-13.40%	0
2015	20.168393	20.348518	0.89%	0
2014	17.232463	20.168393	17.04%	0
2013	12.537060	17.232463	37.45%	0
2012	10.603661	12.537060	18.23%	0
2011	10.429750	10.603661	1.67%	0
1045

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	23.694113	26.415930	11.49%	0
2019	18.843049	23.694113	25.74%	0
2018	22.663665	18.843049	-16.86%	0
2017	18.838520	22.663665	20.30%	0
2016	19.348516	18.838520	-2.64%	0
2015	20.258610	19.348516	-4.49%	0
2014	20.645968	20.258610	-1.88%	0
2013	17.737685	20.645968	16.40%	0
2012	15.699118	17.737685	12.99%	0
2011	17.212032	15.699118	-8.79%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	20.743264	23.115390	11.44%	60
2019	16.058145	20.743264	29.18%	60
2018	17.827428	16.058145	-9.92%	443
2017	15.590837	17.827428	14.35%	441
2016	14.281426	15.590837	9.17%	609
2015	14.132321	14.281426	1.06%	608
2014	13.053083	14.132321	8.27%	606
2013	10.128385	13.053083	28.88%	604
2012	8.861612	10.128385	14.30%	602
2011	9.061844	8.861612	-2.21%	599
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.560706	16.578851	6.54%	0
2019	12.724774	15.560706	22.29%	0
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.285892	23.793471	17.29%	24
2019	16.400735	20.285892	23.69%	23
2018	18.702746	16.400735	-12.31%	21
2017	16.750880	18.702746	11.65%	22
2016	14.507505	16.750880	15.46%	24
2015	15.763846	14.507505	-7.97%	23
2014	14.400008	15.763846	9.47%	0
2013	10.441140	14.400008	37.92%	0
2012	9.048894	10.441140	15.39%	0
2011	9.461389	9.048894	-4.36%	0
1046

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.488276	12.415975	18.38%	0
2019	8.381413	10.488276	25.14%	0
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.088499	30.169216	11.37%	0
2019	22.744458	27.088499	19.10%	0
2018	24.596918	22.744458	-7.53%	0
2017	21.263108	24.596918	15.68%	0
2016	22.313186	21.263108	-4.71%	0
2015	24.892989	22.313186	-10.36%	0
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	56
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.232725	26.165117	3.70%	0
2019	23.203184	25.232725	8.75%	0
2018	24.240706	23.203184	-4.28%	0
2017	23.232785	24.240706	4.34%	0
2016	20.444514	23.232785	13.64%	0
2015	22.358932	20.444514	-8.56%	0
2014	22.434550	22.358932	-0.34%	133
2013	20.759486	22.434550	8.07%	65
2012	17.892203	20.759486	16.03%	61
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.393384	50.120331	45.73%	0
2019	25.494176	34.393384	34.91%	0
2018	26.086219	25.494176	-2.27%	0
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.140975	10.934630	7.83%	0
2019	9.488741	10.140975	6.87%	0
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
1047

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	24.195119	32.900081	35.98%	0
2019	18.077388	24.195119	33.84%	0
2018	18.174017	18.077388	-0.53%	0
2017	14.293873	18.174017	27.15%	0
2016	14.336052	14.293873	-0.29%	0
2015	13.095293	14.336052	9.47%	0
2014	12.344548	13.095293	6.08%	0
2013	9.643588	12.344548	28.01%	0
2012	7.961469	9.643588	21.13%	0
2011	8.747446	7.961469	-8.99%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	14.994706	22.104628	47.42%	23
2019	10.586892	14.994706	41.63%	32
2018	10.728905	10.586892	-1.32%	34
2017	7.569573	10.728905	41.74%	40
2016	6.797749	7.569573	11.35%	46
2015	6.642097	6.797749	2.34%	52
2014	6.210924	6.642097	6.94%	0
2013	4.690536	6.210924	32.41%	195
2012	4.025447	4.690536	16.52%	0
2011	4.505956	4.025447	-10.66%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.752522	13.335552	13.47%	0
2019	9.483991	11.752522	23.92%	0
2018	11.428562	9.483991	-17.02%	0
2017	8.933001	11.428562	27.94%	0
2016	9.790110	8.933001	-8.75%	0
2015	10.976947	9.790110	-10.81%	0
2014	12.769288	10.976947	-14.04%	0
2013	11.424826	12.769288	11.77%	0
2012	10.321973	11.424826	10.68%	0
2011	15.598174	10.321973	-33.83%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	29.432526	28.891398	-1.84%	0
2019	23.741109	29.432526	23.97%	0
2018	27.537839	23.741109	-13.79%	0
2017	24.748788	27.537839	11.27%	0
2016	22.061843	24.748788	12.18%	0
2015	23.173500	22.061843	-4.80%	0
2014	20.584922	23.173500	12.58%	71
2013	15.908951	20.584922	29.39%	146
2012	13.513920	15.908951	17.72%	155
2011	13.525017	13.513920	-0.08%	0
1048

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.983166	9.638953	-3.45%	0
2019	8.640224	9.983166	15.54%	0
2018	10.849060	8.640224	-20.36%	0
2017	8.677601	10.849060	25.02%	0
2016	7.345732	8.677601	18.13%	0
2015	9.395513	7.345732	-21.82%	0
2014*	10.000000	9.395513	-6.04%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.334631	10.857954	5.06%	0
2019	9.747349	10.334631	6.03%	0
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.946117	44.062424	42.38%	0
2019	22.397474	30.946117	38.17%	0
2018	23.304523	22.397474	-3.89%	0
2017	18.860667	23.304523	23.56%	0
2016	17.724237	18.860667	6.41%	0
2015	18.520411	17.724237	-4.30%	0
2014	20.471412	18.520411	-9.53%	0
2013	14.822133	20.471412	38.11%	74
2012	12.536483	14.822133	18.23%	82
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	27.173971	27.431890	0.95%	0
2019	21.454748	27.173971	26.66%	0
2018	24.475111	21.454748	-12.34%	0
2017	21.324486	24.475111	14.77%	0
2016	19.162928	21.324486	11.28%	0
2015	19.778752	19.162928	-3.11%	0
2014	18.351373	19.778752	7.78%	0
2013	13.838132	18.351373	32.61%	0
2012	12.210767	13.838132	13.33%	0
2011	12.543393	12.210767	-2.65%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.791693	12.190288	12.96%	0
2019*	10.000000	10.791693	7.92%	0
1049

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.417603	24.003397	17.56%	42
2019	16.614636	20.417603	22.89%	45
2018	18.820831	16.614636	-11.72%	46
2017	15.173415	18.820831	24.04%	45
2016	14.939858	15.173415	1.56%	44
2015	14.367827	14.939858	3.98%	46
2014	14.526499	14.367827	-1.09%	425
2013	11.637191	14.526499	24.83%	101
2012	10.264305	11.637191	13.38%	213
2011	10.684664	10.264305	-3.93%	108
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.241503	32.42%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.552125	35.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.218618	13.936140	5.43%	101
2019	12.189672	13.218618	8.44%	97
2018	12.547127	12.189672	-2.85%	107
2017	12.074729	12.547127	3.91%	97
2016	11.634569	12.074729	3.78%	87
2015	11.974268	11.634569	-2.84%	83
2014	11.351898	11.974268	5.48%	128
2013	11.644177	11.351898	-2.51%	0
2012	10.879674	11.644177	7.03%	0
2011	10.529078	10.879674	3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	32.859967	33.918974	3.22%	0
2019	29.407831	32.859967	11.74%	0
2018	32.317736	29.407831	-9.00%	0
2017	30.118110	32.317736	7.30%	0
2016	27.853766	30.118110	8.13%	0
2015	28.801772	27.853766	-3.29%	0
2014	28.612105	28.801772	0.66%	0
2013	32.061221	28.612105	-10.76%	0
2012	27.792230	32.061221	15.36%	0
2011	26.548586	27.792230	4.68%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.398372	10.987490	-3.60%	0
2019	9.114717	11.398372	25.05%	0
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0
1050

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.775599	18.197740	8.48%	0
2019	14.564715	16.775599	15.18%	0
2018	15.930374	14.564715	-8.57%	0
2017	14.027903	15.930374	13.56%	0
2016	13.584986	14.027903	3.26%	0
2015	14.839699	13.584986	-8.46%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.189410	22.536732	11.63%	0
2019	16.647847	20.189410	21.27%	0
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	21.035032	31.073318	47.72%	0
2019	16.153376	21.035032	30.22%	0
2018	19.773191	16.153376	-18.31%	0
2017	16.073834	19.773191	23.01%	0
2016	16.790700	16.073834	-4.27%	0
2015	17.253262	16.790700	-2.68%	0
2014	17.821099	17.253262	-3.19%	0
2013	15.014367	17.821099	18.69%	0
2012	13.244633	15.014367	13.36%	0
2011	14.934282	13.244633	-11.31%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.748692	19.440797	9.53%	0
2019	15.025250	17.748692	18.13%	0
2018	16.170326	15.025250	-7.08%	0
2017	14.278020	16.170326	13.25%	0
2016	13.392959	14.278020	6.61%	0
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	1,472
2012	9.679028	10.953289	13.17%	1,697
2011	9.805182	9.679028	-1.29%	1,472
1051

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.096721	11.851704	6.80%	0
2019	10.411078	11.096721	6.59%	0
2018	10.762085	10.411078	-3.26%	0
2017	10.661096	10.762085	0.95%	0
2016	10.618800	10.661096	0.40%	0
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.901727	27.831069	27.07%	0
2019	16.615582	21.901727	31.81%	0
2018	18.759184	16.615582	-11.43%	0
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.561910	34.910838	48.17%	0
2019	18.491513	23.561910	27.42%	0
2018	19.034836	18.491513	-2.85%	0
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.924808	20.929024	10.59%	0
2019	15.398213	18.924808	22.90%	0
2018	16.098362	15.398213	-4.35%	0
2017	13.499339	16.098362	19.25%	0
2016	12.424579	13.499339	8.65%	0
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
1052

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.537760	16.830576	1.77%	0
2019	15.489540	16.537760	6.77%	0
2018	16.220290	15.489540	-4.51%	0
2017	15.596631	16.220290	4.00%	0
2016	14.677355	15.596631	6.26%	0
2015	15.454234	14.677355	-5.03%	0
2014	15.211127	15.454234	1.60%	97
2013	15.730200	15.211127	-3.30%	0
2012	14.329551	15.730200	9.77%	79
2011	13.880944	14.329551	3.23%	159
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.516814	22.143100	7.93%	0
2019	16.223653	20.516814	26.46%	0
2018	16.591228	16.223653	-2.22%	447
2017	14.074657	16.591228	17.88%	447
2016	12.918993	14.074657	8.95%	447
2015	13.087197	12.918993	-1.29%	447
2014	11.932087	13.087197	9.68%	447
2013	9.306013	11.932087	28.22%	447
2012	8.331552	9.306013	11.70%	447
2011	8.473768	8.331552	-1.68%	447
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	18.254957	18.501237	1.35%	0
2019	14.661318	18.254957	24.51%	0
2018	16.166105	14.661318	-9.31%	0
2017	14.007763	16.166105	15.41%	0
2016	12.148897	14.007763	15.30%	0
2015	13.257326	12.148897	-8.36%	0
2014	12.417122	13.257326	6.77%	0
2013	9.360271	12.417122	32.66%	246
2012	8.079473	9.360271	15.85%	0
2011	8.457532	8.079473	-4.47%	281
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.690091	13.096101	12.03%	0
2019	10.398887	11.690091	12.42%	0
2018	11.618360	10.398887	-10.50%	0
2017	10.029996	11.618360	15.84%	0
2016*	10.000000	10.029996	0.30%	0
1053

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.253749	16.791822	10.08%	0
2019	12.582119	15.253749	21.23%	0
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.689000	14.683823	7.27%	0
2019	12.047670	13.689000	13.62%	0
2018	13.139320	12.047670	-8.31%	0
2017	11.989137	13.139320	9.59%	0
2016	11.552426	11.989137	3.78%	0
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.742244	16.071233	9.01%	0
2019	12.536412	14.742244	17.60%	0
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.989085	12.615652	5.23%	0
2019	11.076799	11.989085	8.24%	0
2018	11.630355	11.076799	-4.76%	0
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	0
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
1054

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.818126	12.140864	2.73%	0
2019	10.613658	11.818126	11.35%	0
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.294664	12.909123	5.00%	0
2019	10.892154	12.294664	12.88%	0
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.262037	15.439330	8.25%	0
2019	12.343209	14.262037	15.55%	0
2018	13.585219	12.343209	-9.14%	0
2017	12.187416	13.585219	11.47%	0
2016	11.674066	12.187416	4.40%	0
2015	12.065292	11.674066	-3.24%	0
2014	11.797543	12.065292	2.27%	0
2013	10.239715	11.797543	15.21%	0
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.984576	16.451655	9.79%	0
2019	12.534961	14.984576	19.54%	0
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
1055

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.208655	14.087853	6.66%	0
2019	11.815892	13.208655	11.79%	0
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.280892	14.690171	2.87%	0
2019	12.981229	14.280892	10.01%	0
2018	15.745391	12.981229	-17.56%	0
2017	13.118240	15.745391	20.03%	0
2016	13.264625	13.118240	-1.10%	0
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.727689	17.28%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.526656	13.110150	4.66%	0
2019	11.756965	12.526656	6.55%	0
2018	12.073522	11.756965	-2.62%	0
2017	11.824455	12.073522	2.11%	0
2016	11.476164	11.824455	3.03%	0
2015	11.819459	11.476164	-2.90%	0
2014	11.503778	11.819459	2.74%	0
2013	11.991797	11.503778	-4.07%	0
2012	11.379838	11.991797	5.38%	0
2011	10.915246	11.379838	4.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.963756	13.824745	6.64%	0
2019	12.094992	12.963756	7.18%	0
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
1056

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.458609	10.611297	1.46%	0
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	21.694297	24.038370	10.81%	0
2019	18.042351	21.694297	20.24%	0
2018	22.342107	18.042351	-19.25%	0
2017	16.142978	22.342107	38.40%	0
2016	15.322615	16.142978	5.35%	0
2015	18.650951	15.322615	-17.85%	0
2014	20.181968	18.650951	-7.59%	0
2013	20.483275	20.181968	-1.47%	0
2012	17.868542	20.483275	14.63%	0
2011	23.536301	17.868542	-24.08%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	19.677942	20.402673	3.68%	24
2019	17.535647	19.677942	12.22%	22
2018	18.486743	17.535647	-5.14%	23
2017	17.705073	18.486743	4.41%	22
2016	15.857362	17.705073	11.65%	20
2015	16.648216	15.857362	-4.75%	20
2014	16.599371	16.648216	0.29%	0
2013	15.851675	16.599371	4.72%	0
2012	14.149413	15.851675	12.03%	0
2011	13.934927	14.149413	1.54%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.071929	14.599518	3.75%	0
2019	13.539482	14.071929	3.93%	0
2018	13.852402	13.539482	-2.26%	0
2017	13.873957	13.852402	-0.16%	0
2016	14.080758	13.873957	-1.47%	0
2015	14.413198	14.080758	-2.31%	0
2014	14.093463	14.413198	2.27%	0
2013	15.019657	14.093463	-6.17%	0
2012	14.902812	15.019657	0.78%	0
2011	14.206388	14.902812	4.90%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.751332	8.579638	-1.96%	0
2019	8.791582	8.751332	-0.46%	0
2018	8.867137	8.791582	-0.85%	0
2017	9.027999	8.867137	-1.78%	0
2016	9.229825	9.027999	-2.19%	0
2015	9.437444	9.229825	-2.20%	0
2014	9.649746	9.437444	-2.20%	0
2013	9.866813	9.649746	-2.20%	0
2012	10.089373	9.866813	-2.21%	0
2011	10.315697	10.089373	-2.19%	0
1057

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.698427	14.461894	5.57%	37
2019	11.758248	13.698427	16.50%	34
2018	14.068817	11.758248	-16.42%	32
2017	11.285909	14.068817	24.66%	29
2016	11.439677	11.285909	-1.34%	31
2015	12.065941	11.439677	-5.19%	29
2014	12.392982	12.065941	-2.64%	0
2013	10.753942	12.392982	15.24%	0
2012	9.511775	10.753942	13.06%	0
2011	10.777854	9.511775	-11.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.444053	10.942256	4.77%	0
2019	8.810880	10.444053	18.54%	0
2018	10.492515	8.810880	-16.03%	0
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.278740	24.581177	10.33%	98
2019	18.410613	22.278740	21.01%	98
2018	20.656294	18.410613	-10.87%	98
2017	17.832989	20.656294	15.83%	98
2016	16.656025	17.832989	7.07%	168
2015	17.202443	16.656025	-3.18%	168
2014	16.754166	17.202443	2.68%	168
2013	13.462653	16.754166	24.45%	168
2012	11.877297	13.462653	13.35%	168
2011	12.640935	11.877297	-6.04%	168
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.082451	18.278153	7.00%	0
2019	15.143480	17.082451	12.80%	0
2018	16.275337	15.143480	-6.95%	0
2017	14.973679	16.275337	8.69%	0
2016	14.401864	14.973679	3.97%	0
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
1058

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.809883	22.716807	9.16%	0
2019	17.740418	20.809883	17.30%	0
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.388242	13.972997	4.37%	99
2019	12.497962	13.388242	7.12%	99
2018	13.015385	12.497962	-3.98%	99
2017	12.591789	13.015385	3.36%	99
2016	12.347775	12.591789	1.98%	99
2015	12.592217	12.347775	-1.94%	99
2014	12.393321	12.592217	1.60%	99
2013	12.088038	12.393321	2.53%	99
2012	11.752368	12.088038	2.86%	99
2011	11.673957	11.752368	0.67%	99
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.815128	12.082149	2.26%	0
2019	10.691212	11.815128	10.51%	0
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.371724	12.865208	3.99%	0
2019	10.976297	12.371724	12.71%	0
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
1059

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.461992	19.923671	7.92%	99
2019	16.032296	18.461992	15.16%	99
2018	17.382331	16.032296	-7.77%	99
2017	15.737785	17.382331	10.45%	99
2016	15.018069	15.737785	4.79%	99
2015	15.407481	15.018069	-2.53%	99
2014	14.978033	15.407481	2.87%	99
2013	13.131451	14.978033	14.06%	99
2012	12.117394	13.131451	8.37%	99
2011	12.394401	12.117394	-2.23%	99
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.958284	23.024284	9.86%	98
2019	17.590088	20.958284	19.15%	98
2018	19.494360	17.590088	-9.77%	98
2017	17.082419	19.494360	14.12%	98
2016	16.100059	17.082419	6.10%	98
2015	16.583292	16.100059	-2.91%	98
2014	16.155500	16.583292	2.65%	98
2013	13.498218	16.155500	19.69%	98
2012	12.133016	13.498218	11.25%	98
2011	12.674949	12.133016	-4.28%	98
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.066143	17.056576	6.16%	99
2019	14.475729	16.066143	10.99%	99
2018	15.377073	14.475729	-5.86%	99
2017	14.395926	15.377073	6.82%	99
2016	13.924724	14.395926	3.38%	99
2015	14.242323	13.924724	-2.23%	99
2014	13.903739	14.242323	2.44%	99
2013	12.866162	13.903739	8.06%	99
2012	12.177236	12.866162	5.66%	99
2011	12.198921	12.177236	-0.18%	99
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.409665	10.906018	4.77%	0
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.708666	12.123694	13.21%	0
2019*	10.000000	10.708666	7.09%	0
1060

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.542062	27.408277	27.23%	0
2019	16.874748	21.542062	27.66%	0
2018	17.804414	16.874748	-5.22%	0
2017	13.980787	17.804414	27.35%	0
2016	13.988073	13.980787	-0.05%	93
2015	13.827834	13.988073	1.16%	93
2014	12.802786	13.827834	8.01%	93
2013	9.715408	12.802786	31.78%	93
2012	8.538057	9.715408	13.79%	93
2011	8.991007	8.538057	-5.04%	93
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.514186	13.106845	4.74%	0
2019	10.755363	12.514186	16.35%	0
2018	11.555730	10.755363	-6.93%	0
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.399791	15.066164	4.63%	0
2019	12.070292	14.399791	19.30%	0
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.439307	42.372482	16.28%	38
2019	27.074486	36.439307	34.59%	38
2018	28.044011	27.074486	-3.46%	283
2017	22.521532	28.044011	24.52%	282
2016	22.219619	22.521532	1.36%	387
2015	21.618409	22.219619	2.78%	385
2014	20.316866	21.618409	6.41%	384
2013	15.196167	20.316866	33.70%	383
2012	13.092386	15.196167	16.07%	382
2011	13.692136	13.092386	-4.38%	380
1061

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	27.918664	27.711896	-0.74%	42
2019	22.485813	27.918664	24.16%	59
2018	25.365973	22.485813	-11.35%	57
2017	23.864512	25.365973	6.29%	56
2016	20.259094	23.864512	17.80%	115
2015	21.640118	20.259094	-6.38%	115
2014	19.560756	21.640118	10.63%	97
2013	15.163535	19.560756	29.00%	95
2012	13.522644	15.163535	12.13%	94
2011	13.737383	13.522644	-1.56%	92
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.775654	17.76%	47
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.771089	17.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	40.160505	44.428173	10.63%	0
2019	32.680742	40.160505	22.89%	0
2018	37.713736	32.680742	-13.35%	0
2017	33.304348	37.713736	13.24%	0
2016	28.307802	33.304348	17.65%	0
2015	29.697228	28.307802	-4.68%	0
2014	27.751036	29.697228	7.01%	0
2013	21.326835	27.751036	30.12%	0
2012	18.563976	21.326835	14.88%	0
2011	19.476305	18.563976	-4.68%	61
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.527927	19.846424	-3.32%	92
2019	16.948167	20.527927	21.12%	87
2018	19.957170	16.948167	-15.08%	518
2017	17.924226	19.957170	11.34%	516
2016	15.584364	17.924226	15.01%	720
2015	16.408460	15.584364	-5.02%	718
2014	14.337307	16.408460	14.45%	696
2013	10.804765	14.337307	32.69%	694
2012	9.496154	10.804765	13.78%	692
2011	9.940108	9.496154	-4.47%	689
1062

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	29.360610	40.456117	37.79%	43
2019	22.121014	29.360610	32.73%	43
2018	24.572761	22.121014	-9.98%	300
2017	20.111026	24.572761	22.19%	299
2016	18.985433	20.111026	5.93%	356
2015	19.266874	18.985433	-1.46%	355
2014	19.161587	19.266874	0.55%	354
2013	13.578402	19.161587	41.12%	352
2012	12.239809	13.578402	10.94%	351
2011	12.596266	12.239809	-2.83%	349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	38.195024	39.279437	2.84%	0
2019	32.818426	38.195024	16.38%	0
2018	40.412546	32.818426	-18.79%	194
2017	37.885300	40.412546	6.67%	194
2016	30.758466	37.885300	23.17%	243
2015	33.466020	30.758466	-8.09%	243
2014	31.973615	33.466020	4.67%	243
2013	23.285056	31.973615	37.31%	290
2012	19.768284	23.285056	17.79%	243
2011	21.291755	19.768284	-7.16%	243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	39.777427	47.729281	19.99%	32
2019	32.369843	39.777427	22.88%	32
2018	37.889535	32.369843	-14.57%	31
2017	34.135291	37.889535	11.00%	30
2016	28.413427	34.135291	20.14%	30
2015	29.535637	28.413427	-3.80%	29
2014	29.955935	29.535637	-1.40%	28
2013	21.737266	29.955935	37.81%	27
2012	19.244030	21.737266	12.96%	26
2011	20.834303	19.244030	-7.63%	25
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.168354	21.286806	11.05%	0
2019	15.303512	19.168354	25.25%	0
2018	16.432943	15.303512	-6.87%	0
2017	13.456790	16.432943	22.12%	0
2016	12.111220	13.456790	11.11%	0
2015	12.518851	12.111220	-3.26%	0
2014	12.008002	12.518851	4.25%	0
2013	8.537027	12.008002	40.66%	0
2012	7.464812	8.537027	14.36%	0
2011	8.635830	7.464812	-13.56%	0
1063

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.539543	17.234286	10.91%	0
2019	12.404941	15.539543	25.27%	0
2018	13.354367	12.404941	-7.11%	0
2017	10.944059	13.354367	22.02%	0
2016*	10.000000	10.944059	9.44%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.837840	21.993547	10.87%	0
2019	16.097482	19.837840	23.24%	0
2018	17.473564	16.097482	-7.88%	0
2017	15.061235	17.473564	16.02%	0
2016	13.984939	15.061235	7.70%	0
2015	14.346007	13.984939	-2.52%	0
2014	13.262523	14.346007	8.17%	0
2013	9.772315	13.262523	35.72%	0
2012	8.962109	9.772315	9.04%	0
2011	9.464268	8.962109	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.507812	15.274822	-7.47%	112
2019	12.914120	16.507812	27.83%	107
2018	13.745508	12.914120	-6.05%	1,017
2017	13.196378	13.745508	4.16%	1,013
2016	12.568679	13.196378	4.99%	1,414
2015	13.578923	12.568679	-7.44%	1,412
2014	10.772528	13.578923	26.05%	1,383
2013	10.689351	10.772528	0.78%	1,381
2012	9.440062	10.689351	13.23%	1,379
2011	9.062776	9.440062	4.16%	1,376
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.214194	32.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.519873	22.498367	15.26%	0
2019	15.254470	19.519873	27.96%	0
2018	16.398798	15.254470	-6.98%	0
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0
1064

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.665504	9.720566	0.57%	0
2019	9.494846	9.665504	1.80%	0
2018	9.630625	9.494846	-1.41%	0
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.622268	19.397188	16.69%	0
2019	13.601255	16.622268	22.21%	0
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.559115	33.925979	57.36%	61
2019	16.060727	21.559115	34.23%	61
2018	17.632205	16.060727	-8.91%	59
2017	14.112942	17.632205	24.94%	58
2016	13.553243	14.112942	4.13%	231
2015	13.883860	13.553243	-2.38%	229
2014	13.645618	13.883860	1.75%	227
2013	10.041657	13.645618	35.89%	226
2012	8.936213	10.041657	12.37%	223
2011	9.540351	8.936213	-6.33%	221
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.057229	19.207491	36.64%	0
2019	10.849403	14.057229	29.57%	0
2018	11.873635	10.849403	-8.63%	0
2017	9.745990	11.873635	21.83%	0
2016	9.566491	9.745990	1.88%	0
2015*	10.000000	9.566491	-4.34%	0
1065

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.146415	9.254502	1.18%	0
2019	9.019622	9.146415	1.41%	0
2018	9.130424	9.019622	-1.21%	0
2017	9.252792	9.130424	-1.32%	0
2016	9.346394	9.252792	-1.00%	0
2015	9.539127	9.346394	-2.02%	0
2014	9.694571	9.539127	-1.60%	0
2013	9.851884	9.694571	-1.60%	0
2012	9.630564	9.851884	2.30%	0
2011	9.818249	9.630564	-1.91%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.791490	30.158581	16.93%	0
2019	20.948943	25.791490	23.12%	0
2018	22.724131	20.948943	-7.81%	0
2017	19.618187	22.724131	15.83%	0
2016	18.257665	19.618187	7.45%	0
2015	18.755328	18.257665	-2.65%	0
2014	17.373506	18.755328	7.95%	0
2013	12.909635	17.373506	34.58%	86
2012	11.894743	12.909635	8.53%	0
2011	12.548331	11.894743	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.162422	11.780180	5.53%	0
2019	10.214002	11.162422	9.29%	0
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.422646	11.906405	4.24%	0
2019	10.186953	11.422646	12.13%	0
2018	10.945549	10.186953	-6.93%	0
2017	10.194089	10.945549	7.37%	0
2016	9.206330	10.194089	10.73%	0
2015	9.641462	9.206330	-4.51%	0
2014*	10.000000	9.641462	-3.59%	0
1066

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.972718	11.875512	8.23%	0
2019	10.493637	10.972718	4.57%	0
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	92
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.535689	10.601648	0.63%	0
2019	10.365955	10.535689	1.64%	0
2018	10.575347	10.365955	-1.98%	0
2017	10.678860	10.575347	-0.97%	0
2016	10.777766	10.678860	-0.92%	0
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.700279	13.876107	9.26%	0
2019	11.975796	12.700279	6.05%	0
2018	12.523843	11.975796	-4.38%	0
2017	12.352442	12.523843	1.39%	0
2016	12.006768	12.352442	2.88%	0
2015	12.618133	12.006768	-4.85%	0
2014	12.515090	12.618133	0.82%	0
2013	14.095886	12.515090	-11.21%	0
2012	13.253530	14.095886	6.36%	0
2011	12.134853	13.253530	9.22%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.020535	10.009844	-0.11%	0
2019	9.976939	10.020535	0.44%	0
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
1067

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.696145	15.614460	6.25%	0
2019	13.868059	14.696145	5.97%	0
2018	14.258128	13.868059	-2.74%	0
2017	13.894170	14.258128	2.62%	0
2016	13.834302	13.894170	0.43%	0
2015	14.084167	13.834302	-1.77%	0
2014	13.811131	14.084167	1.98%	0
2013	14.403487	13.811131	-4.11%	0
2012	13.438263	14.403487	7.18%	0
2011	13.261679	13.438263	1.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.788919	11.451730	6.14%	0
2019	10.191126	10.788919	5.87%	0
2018	10.488242	10.191126	-2.83%	0
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	138
2012	9.943457	10.647977	7.09%	117
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.715844	12.843977	9.63%	0
2019	9.571767	11.715844	22.40%	0
2018	12.101492	9.571767	-20.90%	0
2017	9.774686	12.101492	23.80%	0
2016*	10.000000	9.774686	-2.25%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.421888	34.22%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.824147	28.24%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.134313	15.901880	21.07%	0
2019	11.233495	13.134313	16.92%	0
2018	12.630174	11.233495	-11.06%	0
2017	12.276937	12.630174	2.88%	0
2016	10.485398	12.276937	17.09%	0
2015	12.247146	10.485398	-14.38%	0
2014	12.987446	12.247146	-5.70%	0
2013	10.976019	12.987446	18.33%	0
2012	10.430309	10.976019	5.23%	0
2011	12.132822	10.430309	-14.03%	0
1068

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.638443	51.377473	26.43%	10
2019	32.303953	40.638443	25.80%	13
2018	32.754156	32.303953	-1.37%	11
2017	26.305472	32.754156	24.51%	12
2016	30.123660	26.305472	-12.68%	13
2015	27.386120	30.123660	10.00%	11
2014	21.338927	27.386120	28.34%	62
2013	14.496145	21.338927	47.20%	71
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	36.132945	41.433393	14.67%	0
2019	28.290008	36.132945	27.72%	0
2018	37.810992	28.290008	-25.18%	0
2017	25.595647	37.810992	47.72%	0
2016	26.142968	25.595647	-2.09%	0
2015	31.080388	26.142968	-15.89%	0
2014	31.912148	31.080388	-2.61%	0
2013	29.128592	31.912148	9.56%	10
2012	22.945511	29.128592	26.95%	45
2011	31.592570	22.945511	-27.37%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.433756	6.314753	16.21%	0
2019	4.980887	5.433756	9.09%	0
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	19.506685	22.723661	16.49%	0
2019	17.829295	19.506685	9.41%	0
2018	25.421600	17.829295	-29.87%	0
2017	26.440778	25.421600	-3.85%	0
2016	18.811329	26.440778	40.56%	0
2015	28.902314	18.811329	-34.91%	0
2014	36.532447	28.902314	-20.89%	0
2013	33.794379	36.532447	8.10%	0
2012	33.424769	33.794379	1.11%	0
2011	40.904887	33.424769	-18.29%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.728614	10.329914	-3.72%	0
2019*	10.000000	10.728614	7.29%	0
1069

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.353869	51.470619	54.32%	0
2019	27.320692	33.353869	22.08%	0
2018	27.577920	27.320692	-0.93%	0
2017	22.403243	27.577920	23.10%	0
2016	21.258919	22.403243	5.38%	0
2015	22.382417	21.258919	-5.02%	0
2014	23.324001	22.382417	-4.04%	0
2013	15.874440	23.324001	46.93%	0
2012	15.047983	15.874440	5.49%	0
2011	16.127184	15.047983	-6.69%	0
1070

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.497238	12.809841	2.50%	0
2019	11.094059	12.497238	12.65%	0
2018	12.251043	11.094059	-9.44%	0
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.687026	8.679298	-0.09%	0
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	29.406150	29.622116	0.73%	0
2019	25.089556	29.406150	17.20%	0
2018	30.306068	25.089556	-17.21%	0
2017	27.471457	30.306068	10.32%	0
2016	22.518925	27.471457	21.99%	0
2015	24.428328	22.518925	-7.82%	0
2014	22.938552	24.428328	6.49%	0
2013	17.049594	22.938552	34.54%	0
2012	14.723614	17.049594	15.80%	0
2011	16.483132	14.723614	-10.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.201815	13.066935	7.09%	0
2019	11.462227	12.201815	6.45%	0
2018	12.067707	11.462227	-5.02%	0
2017	11.907489	12.067707	1.35%	0
2016	11.668860	11.907489	2.05%	0
2015	12.239591	11.668860	-4.66%	0
2014	12.121345	12.239591	0.98%	0
2013	13.549305	12.121345	-10.54%	0
2012	12.908526	13.549305	4.96%	0
2011	11.816879	12.908526	9.24%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	18.308974	20.010453	9.29%	0
2019	15.111283	18.308974	21.16%	76
2018	16.601258	15.111283	-8.98%	78
2017	14.094667	16.601258	17.78%	58
2016	12.705006	14.094667	10.94%	38
2015	13.771530	12.705006	-7.74%	0
2014	12.522711	13.771530	9.97%	0
2013	9.432069	12.522711	32.77%	0
2012	8.409701	9.432069	12.16%	0
2011	8.343210	8.409701	0.80%	0
1071

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	10.381811	12.774619	23.05%	0
2019	8.270255	10.381811	25.53%	0
2018	9.981043	8.270255	-17.14%	0
2017	7.781617	9.981043	28.26%	0
2016	8.423410	7.781617	-7.62%	0
2015	8.552471	8.423410	-1.51%	0
2014	9.259267	8.552471	-7.63%	0
2013	7.738106	9.259267	19.66%	0
2012	6.533908	7.738106	18.43%	0
2011	7.599254	6.533908	-14.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	24.938121	24.671996	-1.07%	0
2019	19.753739	24.938121	26.25%	0
2018	23.187485	19.753739	-14.81%	0
2017	21.236168	23.187485	9.19%	0
2016	17.682208	21.236168	20.10%	0
2015	18.352210	17.682208	-3.65%	0
2014	16.126142	18.352210	13.80%	0
2013	12.678846	16.126142	27.19%	0
2012	11.150678	12.678846	13.70%	0
2011	11.486505	11.150678	-2.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	32.715334	32.291564	-1.30%	0
2019	26.345787	32.715334	24.18%	0
2018	29.670881	26.345787	-11.21%	0
2017	27.910332	29.670881	6.31%	0
2016	23.697575	27.910332	17.78%	0
2015	25.222848	23.697575	-6.05%	0
2014	22.818660	25.222848	10.54%	0
2013	17.721242	22.818660	28.76%	0
2012	15.823677	17.721242	11.99%	0
2011	16.024608	15.823677	-1.25%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	18.802134	24.395291	29.75%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.270348	11.789281	4.60%	0
2019	10.037893	11.270348	12.28%	0
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
1072

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.181363	10.802521	6.10%	0
2019	9.542824	10.181363	6.69%	0
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.135870	14.311112	1.24%	0
2019	11.345581	14.135870	24.59%	0
2018	12.538133	11.345581	-9.51%	0
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.479558	19.444844	17.99%	0
2019	14.316822	16.479558	15.11%	0
2018	15.849484	14.316822	-9.67%	0
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.606220	13.289343	5.42%	0
2019	10.759987	12.606220	17.16%	0
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	30.193747	32.654020	8.15%	102
2019	25.274500	30.193747	19.46%	86
2018	28.409691	25.274500	-11.04%	75
2017	25.854832	28.409691	9.88%	81
2016	21.036137	25.854832	22.91%	83
2015	22.033685	21.036137	-4.53%	83
2014	21.442684	22.033685	2.76%	0
2013	15.588913	21.442684	37.55%	33
2012	13.779417	15.588913	13.13%	33
2011	14.017079	13.779417	-1.70%	33
1073

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	20.011981	23.084486	15.35%	633
2019	15.605968	20.011981	28.23%	661
2018	16.743404	15.605968	-6.79%	690
2017	14.092172	16.743404	18.81%	693
2016	12.904832	14.092172	9.20%	689
2015	13.057314	12.904832	-1.17%	696
2014	11.776854	13.057314	10.87%	0
2013	9.125191	11.776854	29.06%	23
2012	8.066253	9.125191	13.13%	23
2011	8.099441	8.066253	-0.41%	23
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	14.093428	17.102628	21.35%	0
2019	10.730795	14.093428	31.34%	0
2018	11.484796	10.730795	-6.57%	0
2017	10.186377	11.484796	12.75%	0
2016	9.440838	10.186377	7.90%	0
2015	9.976901	9.440838	-5.37%	0
2014	8.996288	9.976901	10.90%	0
2013	6.850509	8.996288	31.32%	0
2012	6.259052	6.850509	9.45%	0
2011	6.345630	6.259052	-1.36%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	21.126335	25.543210	20.91%	0
2019	15.880203	21.126335	33.04%	0
2018	17.443131	15.880203	-8.96%	0
2017	14.013143	17.443131	24.48%	0
2016	13.284742	14.013143	5.48%	0
2015	13.934526	13.284742	-4.66%	0
2014	13.188128	13.934526	5.66%	191
2013	11.140524	13.188128	18.38%	188
2012	10.321021	11.140524	7.94%	178
2011	9.685194	10.321021	6.56%	186
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	18.603795	21.802863	17.20%	0
2019	15.628372	18.603795	19.04%	0
2018	19.760099	15.628372	-20.91%	0
2017	16.212285	19.760099	21.88%	0
2016	14.166045	16.212285	14.44%	0
2015	14.829816	14.166045	-4.48%	0
2014	14.933157	14.829816	-0.69%	0
2013	10.283890	14.933157	45.21%	0
2012	8.726631	10.283890	17.84%	0
2011	10.361936	8.726631	-15.78%	0
1074

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.839109	11.263450	3.91%	0
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.280643	15.567875	-4.38%	0
2019	13.040547	16.280643	24.85%	0
2018	16.064554	13.040547	-18.82%	0
2017	14.704302	16.064554	9.25%	0
2016	11.474725	14.704302	28.15%	0
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.491359	10.460327	-0.30%	0
2019	10.023325	10.491359	4.67%	0
2018	10.264138	10.023325	-2.35%	0
2017	10.150316	10.264138	1.12%	0
2016	9.530714	10.150316	6.50%	0
2015	9.847796	9.530714	-3.22%	0
2014*	10.000000	9.847796	-1.52%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.793958	17.748991	5.69%	88
2019	15.698017	16.793958	6.98%	88
2018	16.157164	15.698017	-2.84%	88
2017	15.886893	16.157164	1.70%	88
2016	15.652957	15.886893	1.49%	88
2015	16.052357	15.652957	-2.49%	160
2014	15.821691	16.052357	1.46%	160
2013	16.020079	15.821691	-1.24%	160
2012	14.937513	16.020079	7.25%	160
2011	14.940862	14.937513	-0.02%	160
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.345186	13.235031	27.93%	0
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
1075

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.386958	16.904788	9.86%	0
2019	13.569995	15.386958	13.39%	0
2018	14.478380	13.569995	-6.27%	0
2017	13.107775	14.478380	10.46%	0
2016	12.736468	13.107775	2.92%	0
2015	13.070419	12.736468	-2.56%	0
2014	12.813948	13.070419	2.00%	0
2013	11.560576	12.813948	10.84%	0
2012	10.589835	11.560576	9.17%	0
2011	10.863916	10.589835	-2.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	16.048820	18.027755	12.33%	0
2019	13.680792	16.048820	17.31%	0
2018	14.887365	13.680792	-8.10%	0
2017	13.075354	14.887365	13.86%	0
2016	12.613305	13.075354	3.66%	0
2015	12.951132	12.613305	-2.61%	0
2014	12.658807	12.951132	2.31%	0
2013	11.168229	12.658807	13.35%	0
2012	10.094610	11.168229	10.64%	0
2011	10.443931	10.094610	-3.34%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.222079	19.655668	14.13%	0
2019	14.165670	17.222079	21.58%	0
2018	15.734231	14.165670	-9.97%	0
2017	13.321930	15.734231	18.11%	0
2016	12.793546	13.321930	4.13%	0
2015	13.132170	12.793546	-2.58%	0
2014	12.811636	13.132170	2.50%	0
2013	10.787447	12.811636	18.76%	0
2012	9.556718	10.787447	12.88%	0
2011	10.047140	9.556718	-4.88%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.336536	15.921180	19.38%	0
2019	10.992571	13.336536	21.32%	0
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
1076

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	26.215841	33.424493	27.50%	0
2019	20.402677	26.215841	28.49%	0
2018	22.323249	20.402677	-8.60%	0
2017	18.754015	22.323249	19.03%	0
2016	17.777910	18.754015	5.49%	0
2015	18.086256	17.777910	-1.70%	0
2014	16.547216	18.086256	9.30%	0
2013	12.907718	16.547216	28.20%	0
2012	11.353861	12.907718	13.69%	0
2011	11.929256	11.353861	-4.82%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.695516	40.350013	27.31%	0
2019	24.700032	31.695516	28.32%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2020	7.394243	4.850996	-34.39%	0
2019	6.887727	7.394243	7.35%	0
2018	9.367368	6.887727	-26.47%	0
2017	9.855911	9.367368	-4.96%	0
2016	7.551840	9.855911	30.51%	0
2015	9.748848	7.551840	-22.54%	0
2014	11.433054	9.748848	-14.73%	0
2013	9.421309	11.433054	21.35%	0
2012	9.202992	9.421309	2.37%	0
2011	9.930805	9.202992	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2020	12.044519	7.901800	-34.40%	0
2019	11.219471	12.044519	7.35%	0
2018	15.258575	11.219471	-26.47%	0
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.394243	4.850996	-34.39%	0
2020	12.044519	7.901800	-34.40%	0
1077

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.991690	22.903940	4.15%	0
2019	17.669609	21.991690	24.46%	0
2018	19.736717	17.669609	-10.47%	0
2017	17.897881	19.736717	10.27%	0
2016	15.528580	17.897881	15.26%	0
2015	16.563278	15.528580	-6.25%	0
2014	15.595993	16.563278	6.20%	213
2013	12.463509	15.595993	25.13%	212
2012	10.880856	12.463509	14.55%	223
2011	11.036037	10.880856	-1.41%	221
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.351882	15.094325	5.17%	0
2019	11.321806	14.351882	26.76%	100
2018	12.756612	11.321806	-11.25%	103
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	24.413204	40.210813	64.71%	0
2019	17.750765	24.413204	37.53%	0
2018	16.165861	17.750765	9.80%	0
2017	12.304010	16.165861	31.39%	0
2016	12.555417	12.304010	-2.00%	0
2015	12.176953	12.555417	3.11%	0
2014	11.112281	12.176953	9.58%	0
2013	8.250889	11.112281	34.68%	0
2012	7.065966	8.250889	16.77%	0
2011	7.074015	7.065966	-0.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	17.772084	24.972957	40.52%	0
2019	13.549297	17.772084	31.17%	0
2018	13.901284	13.549297	-2.53%	0
2017	10.533224	13.901284	31.98%	99
2016	10.698665	10.533224	-1.55%	101
2015	10.223864	10.698665	4.64%	0
2014	9.406737	10.223864	8.69%	0
2013	7.065251	9.406737	33.14%	0
2012	6.310368	7.065251	11.96%	0
2011	6.446216	6.310368	-2.11%	0
1078

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	15.077632	15.128775	0.34%	0
2019	13.422024	15.077632	12.34%	0
2018	14.245639	13.422024	-5.78%	0
2017	13.610208	14.245639	4.67%	0
2016	12.172994	13.610208	11.81%	0
2015	12.939205	12.172994	-5.92%	0
2014	13.096312	12.939205	-1.20%	0
2013	12.654432	13.096312	3.49%	0
2012	11.336989	12.654432	11.62%	0
2011	11.159193	11.336989	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.507246	14.425381	6.80%	0
2019	12.609940	13.507246	7.12%	0
2018	12.983885	12.609940	-2.88%	0
2017	12.751652	12.983885	1.82%	0
2016	12.467349	12.751652	2.28%	0
2015	12.845008	12.467349	-2.94%	0
2014	12.425685	12.845008	3.37%	0
2013	12.956551	12.425685	-4.10%	0
2012	12.532532	12.956551	3.38%	0
2011	11.958169	12.532532	4.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	19.052669	21.983605	15.38%	102
2019	15.801756	19.052669	20.57%	0
2018	18.940561	15.801756	-16.57%	0
2017	16.051810	18.940561	18.00%	68
2016	14.646204	16.051810	9.60%	67
2015	15.211527	14.646204	-3.72%	0
2014	14.653708	15.211527	3.81%	0
2013	11.017583	14.653708	33.00%	0
2012	9.822863	11.017583	12.16%	0
2011	11.254780	9.822863	-12.72%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	11.982496	13.527723	12.90%	0
2019	9.601221	11.982496	24.80%	0
2018	11.541532	9.601221	-16.81%	0
2017	9.074555	11.541532	27.19%	0
2016	9.783963	9.074555	-7.25%	0
2015	9.671626	9.783963	1.16%	0
2014	10.773535	9.671626	-10.23%	0
2013	8.453465	10.773535	27.45%	0
2012	7.174681	8.453465	17.82%	0
2011	8.867342	7.174681	-19.09%	0
1079

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.136336	10.146403	-8.89%	0
2019	9.266131	11.136336	20.18%	0
2018	10.134917	9.266131	-8.57%	0
2017*	10.000000	10.134917	1.35%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	25.022222	26.459585	5.74%	0
2019	19.061549	25.022222	31.27%	0
2018	23.591702	19.061549	-19.20%	0
2017	20.244021	23.591702	16.54%	0
2016	18.915760	20.244021	7.02%	0
2015	19.960999	18.915760	-5.24%	0
2014	19.139589	19.960999	4.29%	0
2013	15.010058	19.139589	27.51%	0
2012	12.081950	15.010058	24.24%	0
2011	13.559393	12.081950	-10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.638281	14.897002	9.23%	0
2019	11.640458	13.638281	17.16%	0
2018	13.181871	11.640458	-11.69%	0
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.263822	16.008143	-1.57%	0
2019	14.335948	16.263822	13.45%	0
2018	15.327523	14.335948	-6.47%	0
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
1080

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - NQ
2020	18.635997	19.161920	2.82%	0
2019	15.089203	18.635997	23.51%	0
2018	17.720450	15.089203	-14.85%	0
2017	16.382149	17.720450	8.17%	0
2016	12.872222	16.382149	27.27%	0
2015	14.218935	12.872222	-9.47%	0
2014	14.463720	14.218935	-1.69%	0
2013	10.860714	14.463720	33.17%	0
2012	9.385469	10.860714	15.72%	0
2011	9.976239	9.385469	-5.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q
2020	23.325602	23.983863	2.82%	0
2019	18.886280	23.325602	23.51%	0
2018	22.179673	18.886280	-14.85%	0
2017	20.504594	22.179673	8.17%	0
2016	16.111421	20.504594	27.27%	0
2015	17.797027	16.111421	-9.47%	0
2014	18.103408	17.797027	-1.69%	0
2013	13.593737	18.103408	33.17%	0
2012	11.747255	13.593737	15.72%	0
2011	12.486678	11.747255	-5.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.721425	13.426522	14.55%	0
2019	9.464479	11.721425	23.85%	0
2018	11.500194	9.464479	-17.70%	0
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.261771	14.781693	-3.15%	0
2019	13.836766	15.261771	10.30%	0
2018	16.708430	13.836766	-17.19%	0
2017	14.605876	16.708430	14.40%	0
2016	13.900044	14.605876	5.08%	0
2015	15.177597	13.900044	-8.42%	0
2014	17.424048	15.177597	-12.89%	0
2013	14.459612	17.424048	20.50%	0
2012	12.473557	14.459612	15.92%	0
2011	14.248527	12.473557	-12.46%	0
1081

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2020	8.542768	8.253822	-3.38%	0
2019	7.766340	8.542768	10.00%	0
2018	9.397350	7.766340	-17.36%	0
2017	8.237836	9.397350	14.08%	0
2016	7.862768	8.237836	4.77%	0
2015	8.602359	7.862768	-8.60%	0
2014*	10.000000	8.602359	-13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2020	12.788562	12.356011	-3.38%	0
2019	11.626260	12.788562	10.00%	0
2018	14.067884	11.626260	-17.36%	0
2017	12.332088	14.067884	14.08%	0
2016	11.770595	12.332088	4.77%	0
2015	12.877778	11.770595	-8.60%	0
2014	14.824586	12.877778	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.255404	8.569305	-7.41%	0
2019	9.281609	9.255404	-0.28%	0
2018	9.315935	9.281609	-0.37%	0
2017	9.349721	9.315935	-0.36%	0
2016	9.291306	9.349721	0.63%	0
2015	9.932813	9.291306	-6.46%	0
2014*	10.000000	9.932813	-0.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.170030	12.385563	1.77%	0
2019	11.122498	12.170030	9.42%	0
2018	11.895777	11.122498	-6.50%	0
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.940771	10.370045	4.32%	0
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.415212	9.883325	4.97%	0
2019	9.172111	9.415212	2.65%	0
2018	9.886095	9.172111	-7.22%	0
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0
1082

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.801560	14.388122	4.25%	0
2019	11.630219	13.801560	18.67%	0
2018	12.958066	11.630219	-10.25%	0
2017	11.520668	12.958066	12.48%	0
2016	10.677194	11.520668	7.90%	0
2015	10.996235	10.677194	-2.90%	0
2014	10.713236	10.996235	2.64%	0
2013	9.187834	10.713236	16.60%	0
2012	8.063611	9.187834	13.94%	0
2011	9.797584	8.063611	-17.70%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	20.024198	25.858097	29.13%	0
2019	15.436773	20.024198	29.72%	0
2018	17.001746	15.436773	-9.20%	0
2017	13.950377	17.001746	21.87%	0
2016	13.134077	13.950377	6.22%	0
2015	13.447094	13.134077	-2.33%	0
2014	12.168647	13.447094	10.51%	0
2013	9.537677	12.168647	27.59%	0
2012	8.426993	9.537677	13.18%	0
2011	9.010443	8.426993	-6.48%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	17.022979	18.734516	10.05%	0
2019	14.499065	17.022979	17.41%	0
2018	15.736080	14.499065	-7.86%	0
2017	14.072515	15.736080	11.82%	0
2016	13.327335	14.072515	5.59%	0
2015	13.619523	13.327335	-2.15%	0
2014	13.056829	13.619523	4.31%	0
2013	11.683077	13.056829	11.76%	0
2012	10.550732	11.683077	10.73%	0
2011	10.722939	10.550732	-1.61%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.464438	19.383336	-0.42%	0
2019	16.092225	19.464438	20.96%	0
2018	18.422194	16.092225	-12.65%	0
2017	16.419000	18.422194	12.20%	0
2016	13.686857	16.419000	19.96%	0
2015	14.692608	13.686857	-6.85%	0
2014	13.967686	14.692608	5.19%	0
2013	10.726498	13.967686	30.22%	0
2012	9.500975	10.726498	12.90%	0
2011	10.160900	9.500975	-6.49%	0
1083

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	18.111917	18.526118	2.29%	0
2019	16.586481	18.111917	9.20%	0
2018	17.699975	16.586481	-6.29%	0
2017	17.043782	17.699975	3.85%	0
2016	14.835888	17.043782	14.88%	0
2015	15.802009	14.835888	-6.11%	0
2014	15.769347	15.802009	0.21%	0
2013	15.023201	15.769347	4.97%	0
2012	13.380471	15.023201	12.28%	0
2011	13.692760	13.380471	-2.28%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	20.769660	20.105254	-3.20%	0
2019	17.334012	20.769660	19.82%	0
2018	20.307368	17.334012	-14.64%	0
2017	20.032633	20.307368	1.37%	0
2016	16.185893	20.032633	23.77%	0
2015	17.732094	16.185893	-8.72%	0
2014	18.394423	17.732094	-3.60%	0
2013	13.756135	18.394423	33.72%	0
2012	11.776193	13.756135	16.81%	0
2011	12.628750	11.776193	-6.75%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.223891	21.638708	1.95%	0
2019	17.136707	21.223891	23.85%	0
2018	20.147667	17.136707	-14.94%	0
2017	18.125288	20.147667	11.16%	0
2016	14.627690	18.125288	23.91%	0
2015	16.055243	14.627690	-8.89%	0
2014	16.276223	16.055243	-1.36%	0
2013	12.488914	16.276223	30.33%	0
2012	10.909450	12.488914	14.48%	0
2011	12.064301	10.909450	-9.57%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.506612	25.136071	28.86%	0
2019	15.877981	19.506612	22.85%	0
2018	18.112161	15.877981	-12.34%	0
2017	15.139427	18.112161	19.64%	0
2016	13.650226	15.139427	10.91%	0
2015	14.147601	13.650226	-3.52%	0
2014	13.302465	14.147601	6.35%	0
2013	9.628315	13.302465	38.16%	0
2012	8.830141	9.628315	9.04%	0
2011	9.213502	8.830141	-4.16%	0
1084

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.169054	29.877910	34.77%	0
2019	16.934698	22.169054	30.91%	0
2018	17.980257	16.934698	-5.82%	0
2017	14.136646	17.980257	27.19%	0
2016	13.301111	14.136646	6.28%	0
2015	12.899055	13.301111	3.12%	0
2014	11.451104	12.899055	12.64%	0
2013	9.132471	11.451104	25.39%	0
2012	8.438956	9.132471	8.22%	0
2011	9.022739	8.438956	-6.47%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.424257	31.204187	39.15%	0
2019	16.774612	22.424257	33.68%	0
2018	17.808475	16.774612	-5.81%	0
2017	14.305611	17.808475	24.49%	0
2016	14.309458	14.305611	-0.03%	0
2015	13.940866	14.309458	2.64%	0
2014	13.151792	13.940866	6.00%	0
2013	9.600855	13.151792	36.99%	0
2012*	10.000000	9.600855	-3.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.701177	34.286314	38.80%	0
2019	18.522513	24.701177	33.36%	0
2018	19.718525	18.522513	-6.07%	0
2017	15.879194	19.718525	24.18%	0
2016	15.922545	15.879194	-0.27%	0
2015	15.550408	15.922545	2.39%	0
2014	14.706995	15.550408	5.73%	0
2013	10.762399	14.706995	36.65%	0
2012	9.709845	10.762399	10.84%	0
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	17.564258	23.451217	33.52%	0
2019	13.193099	17.564258	33.13%	0
2018	14.318941	13.193099	-7.86%	0
2017	11.548565	14.318941	23.99%	0
2016	12.079698	11.548565	-4.40%	0
2015	11.934842	12.079698	1.21%	0
2014	10.579378	11.934842	12.81%	0
2013	8.341927	10.579378	26.82%	0
2012	7.478480	8.341927	11.55%	0
2011	7.739195	7.478480	-3.37%	0
1085

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.524026	23.953837	11.29%	0
2019	17.074000	21.524026	26.06%	0
2018	19.280915	17.074000	-11.45%	0
2017	17.427321	19.280915	10.64%	0
2016	16.167868	17.427321	7.79%	0
2015	17.552911	16.167868	-7.89%	0
2014	16.604330	17.552911	5.71%	0
2013	13.142322	16.604330	26.34%	0
2012	11.806537	13.142322	11.31%	0
2011	12.085377	11.806537	-2.31%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	12.165894	16.731078	37.52%	166
2019	8.930537	12.165894	36.23%	185
2018	9.729142	8.930537	-8.21%	191
2017	7.727476	9.729142	25.90%	138
2016	7.724543	7.727476	0.04%	103
2015	7.412653	7.724543	4.21%	0
2014	7.168656	7.412653	3.40%	0
2013	5.392950	7.168656	32.93%	36
2012	4.738094	5.392950	13.82%	36
2011	4.794398	4.738094	-1.17%	36
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.567961	45.68%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.798327	16.979816	7.48%	0
2019	13.427343	15.798327	17.66%	0
2018	15.181140	13.427343	-11.55%	0
2017	13.986618	15.181140	8.54%	0
2016	12.427919	13.986618	12.54%	0
2015	13.012502	12.427919	-4.49%	0
2014	12.208991	13.012502	6.58%	0
2013	9.977301	12.208991	22.37%	0
2012	9.067183	9.977301	10.04%	0
2011*	10.000000	9.067183	-9.33%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	23.393671	29.187501	24.77%	0
2019	18.159570	23.393671	28.82%	0
2018	21.400851	18.159570	-15.15%	0
2017	16.018518	21.400851	33.60%	0
2016	16.372826	16.018518	-2.16%	0
2015	16.114173	16.372826	1.61%	0
2014	16.115703	16.114173	-0.01%	0
2013	12.950164	16.115703	24.44%	0
2012	10.925563	12.950164	18.53%	0
2011	12.186992	10.925563	-10.35%	0
1086

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.104228	12.088425	-14.29%	0
2019	11.730765	14.104228	20.23%	0
2018	12.789121	11.730765	-8.28%	0
2017	11.572508	12.789121	10.51%	0
2016	11.601424	11.572508	-0.25%	0
2015	12.046839	11.601424	-3.70%	0
2014	10.752056	12.046839	12.04%	0
2013	10.709010	10.752056	0.40%	0
2012	8.551353	10.709010	25.23%	0
2011	9.356874	8.551353	-8.61%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.407379	10.519149	1.07%	0
2019	9.608816	10.407379	8.31%	0
2018	10.283473	9.608816	-6.56%	0
2017	9.898610	10.283473	3.89%	0
2016	9.504863	9.898610	4.14%	0
2015	9.948563	9.504863	-4.46%	0
2014	9.896633	9.948563	0.52%	0
2013	10.137866	9.896633	-2.38%	0
2012*	10.000000	10.137866	1.38%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	25.348778	28.361360	11.88%	0
2019	19.570809	25.348778	29.52%	0
2018	19.844436	19.570809	-1.38%	0
2017	17.526063	19.844436	13.23%	0
2016	20.249279	17.526063	-13.45%	0
2015	20.080292	20.249279	0.84%	0
2014	17.165966	20.080292	16.98%	0
2013	12.495071	17.165966	37.38%	0
2012	10.573567	12.495071	18.17%	0
2011	10.405458	10.573567	1.62%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	23.481002	26.164962	11.43%	0
2019	18.683104	23.481002	25.68%	0
2018	22.482863	18.683104	-16.90%	0
2017	18.697762	22.482863	20.24%	0
2016	19.213740	18.697762	-2.69%	0
2015	20.127793	19.213740	-4.54%	0
2014	20.523144	20.127793	-1.93%	0
2013	17.641171	20.523144	16.34%	0
2012	15.621697	17.641171	12.93%	0
2011	17.135895	15.621697	-8.84%	0
1087

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	19.198161	21.382664	11.38%	0
2019	14.869623	19.198161	29.11%	0
2018	16.516455	14.869623	-9.97%	0
2017	14.451700	16.516455	14.29%	0
2016	13.244715	14.451700	9.11%	0
2015	13.113132	13.244715	1.00%	0
2014	12.117918	13.113132	8.21%	0
2013	9.407559	12.117918	28.81%	44
2012	8.235164	9.407559	14.24%	44
2011	8.425534	8.235164	-2.26%	44
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.499832	16.505544	6.49%	0
2019	12.681469	15.499832	22.22%	0
2018	14.677691	12.681469	-13.60%	0
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.144558	23.615618	17.23%	0
2019	16.294796	20.144558	23.63%	0
2018	18.591513	16.294796	-12.35%	0
2017	16.659743	18.591513	11.60%	0
2016	14.435923	16.659743	15.40%	0
2015	15.694096	14.435923	-8.02%	0
2014	14.343626	15.694096	9.42%	0
2013	10.405576	14.343626	37.85%	0
2012	9.022692	10.405576	15.33%	0
2011	9.438807	9.022692	-4.41%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.457936	12.373732	18.32%	0
2019	8.361429	10.457936	25.07%	0
2018	10.634315	8.361429	-21.37%	0
2017	8.603181	10.634315	23.61%	0
2016	9.046302	8.603181	-4.90%	0
2015	8.975773	9.046302	0.79%	0
2014*	10.000000	8.975773	-10.24%	0
1088

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.826758	29.862435	11.32%	0
2019	22.536203	26.826758	19.04%	0
2018	24.384249	22.536203	-7.58%	0
2017	21.090001	24.384249	15.62%	0
2016	22.142812	21.090001	-4.75%	0
2015	24.715567	22.142812	-10.41%	0
2014	26.689945	24.715567	-7.40%	0
2013	21.820188	26.689945	22.32%	0
2012	18.731568	21.820188	16.49%	0
2011	20.650009	18.731568	-9.29%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.988732	25.898850	3.64%	0
2019	22.990562	24.988732	8.69%	0
2018	24.030933	22.990562	-4.33%	0
2017	23.043487	24.030933	4.29%	0
2016	20.288275	23.043487	13.58%	0
2015	22.199414	20.288275	-8.61%	0
2014	22.285889	22.199414	-0.39%	0
2013	20.632462	22.285889	8.01%	0
2012	17.791844	20.632462	15.97%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.137762	49.722411	45.65%	43
2019	25.317648	34.137762	34.84%	44
2018	25.918927	25.317648	-2.32%	45
2017	20.893940	25.918927	24.05%	0
2016	20.141763	20.893940	3.73%	0
2015	21.869565	20.141763	-7.90%	0
2014	20.740785	21.869565	5.44%	0
2013	16.329317	20.740785	27.02%	0
2012	14.711220	16.329317	11.00%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.116786	10.902980	7.77%	0
2019	9.470949	10.116786	6.82%	0
2018	9.816452	9.470949	-3.52%	0
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
1089

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	23.949607	32.549608	35.91%	0
2019	17.903101	23.949607	33.77%	0
2018	18.008061	17.903101	-0.58%	0
2017	14.170566	18.008061	27.08%	93
2016	14.219630	14.170566	-0.35%	75
2015	12.995594	14.219630	9.42%	0
2014	12.256846	12.995594	6.03%	296
2013	9.579968	12.256846	27.94%	294
2012	7.913008	9.579968	21.07%	283
2011	8.698640	7.913008	-9.03%	301
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	14.842588	21.869209	47.34%	0
2019	10.484841	14.842588	41.56%	0
2018	10.630940	10.484841	-1.37%	0
2017	7.504274	10.630940	41.67%	0
2016	6.742545	7.504274	11.30%	0
2015	6.591529	6.742545	2.29%	0
2014	6.166785	6.591529	6.89%	0
2013	4.659576	6.166785	32.35%	0
2012	4.000927	4.659576	16.46%	0
2011	4.480795	4.000927	-10.71%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.633322	13.193549	13.41%	0
2019	9.392596	11.633322	23.86%	0
2018	11.324246	9.392596	-17.06%	0
2017	8.855968	11.324246	27.87%	0
2016	9.710637	8.855968	-8.80%	0
2015	10.893419	9.710637	-10.86%	0
2014	12.678606	10.893419	-14.08%	0
2013	11.349489	12.678606	11.71%	0
2012	10.259168	11.349489	10.63%	0
2011	15.511202	10.259168	-33.86%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	29.197777	28.646307	-1.89%	0
2019	23.563790	29.197777	23.91%	0
2018	27.346229	23.563790	-13.83%	0
2017	24.589130	27.346229	11.21%	0
2016	21.930691	24.589130	12.12%	0
2015	23.047524	21.930691	-4.85%	0
2014	20.483490	23.047524	12.52%	0
2013	15.838652	20.483490	29.33%	0
2012	13.461102	15.838652	17.66%	0
2011	13.479041	13.461102	-0.13%	0
1090

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.954250	9.606128	-3.50%	0
2019	8.619611	9.954250	15.48%	0
2018	10.828757	8.619611	-20.40%	0
2017	8.665770	10.828757	24.96%	0
2016	7.339458	8.665770	18.07%	0
2015	9.392295	7.339458	-21.86%	0
2014*	10.000000	9.392295	-6.08%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.315288	10.832090	5.01%	0
2019	9.734084	10.315288	5.97%	0
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.667701	43.643714	42.31%	0
2019	22.207317	30.667701	38.10%	0
2018	23.118565	22.207317	-3.94%	0
2017	18.719706	23.118565	23.50%	0
2016	17.600747	18.719706	6.36%	0
2015	18.400793	17.600747	-4.35%	0
2014	20.349595	18.400793	-9.58%	0
2013	14.741464	20.349595	38.04%	0
2012	12.474638	14.741464	18.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	26.929535	27.171222	0.90%	0
2019	21.272625	26.929535	26.59%	0
2018	24.279841	21.272625	-12.39%	0
2017	21.165138	24.279841	14.72%	0
2016	19.029421	21.165138	11.22%	0
2015	19.650994	19.029421	-3.16%	0
2014	18.242159	19.650994	7.72%	0
2013	13.762809	18.242159	32.55%	0
2012	12.150524	13.762809	13.27%	0
2011	12.487881	12.150524	-2.70%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.788008	12.179897	12.90%	0
2019*	10.000000	10.788008	7.88%	0
1091

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.316973	23.872889	17.50%	180
2019	16.541210	20.316973	22.83%	192
2018	18.747311	16.541210	-11.77%	193
2017	15.121849	18.747311	23.97%	184
2016	14.896670	15.121849	1.51%	178
2015	14.333619	14.896670	3.93%	180
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.236989	32.37%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.547510	35.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.126529	13.831977	5.37%	0
2019	12.110942	13.126529	8.39%	0
2018	12.472495	12.110942	-2.90%	0
2017	12.009032	12.472495	3.86%	0
2016	11.577180	12.009032	3.73%	0
2015	11.921300	11.577180	-2.89%	0
2014	11.307457	11.921300	5.43%	0
2013	11.604532	11.307457	-2.56%	0
2012	10.848194	11.604532	6.97%	0
2011	10.503971	10.848194	3.28%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	29.191102	30.116471	3.17%	0
2019	26.137756	29.191102	11.68%	0
2018	28.738866	26.137756	-9.05%	0
2017	26.796484	28.738866	7.25%	0
2016	24.794511	26.796484	8.07%	0
2015	25.651512	24.794511	-3.34%	0
2014	25.495625	25.651512	0.61%	0
2013	28.583678	25.495625	-10.80%	0
2012	24.790427	28.583678	15.30%	0
2011	23.693190	24.790427	4.63%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.371157	10.955641	-3.65%	0
2019	9.097603	11.371157	24.99%	0
2018	10.105496	9.097603	-9.97%	0
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0
1092

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.624655	18.024793	8.42%	0
2019	14.441041	16.624655	15.12%	0
2018	15.803239	14.441041	-8.62%	0
2017	13.923050	15.803239	13.50%	0
2016	13.490311	13.923050	3.21%	0
2015	14.743827	13.490311	-8.50%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.095006	22.419891	11.57%	0
2019	16.578486	20.095006	21.21%	0
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	20.920582	30.888458	47.65%	0
2019	16.073702	20.920582	30.15%	0
2018	19.685805	16.073702	-18.35%	0
2017	16.010950	19.685805	22.95%	0
2016	16.733547	16.010950	-4.32%	0
2015	17.203330	16.733547	-2.73%	0
2014	17.778617	17.203330	-3.24%	143
2013	14.986232	17.778617	18.63%	0
2012	13.226592	14.986232	13.30%	0
2011	14.921568	13.226592	-11.36%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.625066	19.295519	9.48%	0
2019	14.928228	17.625066	18.07%	0
2018	16.074177	14.928228	-7.13%	0
2017	14.200352	16.074177	13.20%	0
2016	13.326893	14.200352	6.55%	0
2015	13.500802	13.326893	-1.29%	0
2014	13.155061	13.500802	2.63%	0
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
1093

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.019425	11.763132	6.75%	0
2019	10.343835	11.019425	6.53%	0
2018	10.698086	10.343835	-3.31%	0
2017	10.603096	10.698086	0.90%	0
2016	10.566422	10.603096	0.35%	0
2015	10.834683	10.566422	-2.48%	0
2014	10.558416	10.834683	2.62%	0
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.749210	27.623146	27.01%	0
2019	16.508299	21.749210	31.75%	0
2018	18.647659	16.508299	-11.47%	0
2017	14.565075	18.647659	28.03%	0
2016	14.871536	14.565075	-2.06%	0
2015	14.279546	14.871536	4.15%	0
2014	14.344932	14.279546	-0.46%	0
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.397717	34.649859	48.09%	0
2019	18.372038	23.397717	27.36%	0
2018	18.921582	18.372038	-2.90%	0
2017	15.145633	18.921582	24.93%	0
2016	14.205683	15.145633	6.62%	0
2015	13.655045	14.205683	4.03%	0
2014	12.926599	13.655045	5.64%	0
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.802681	20.783327	10.53%	0
2019	15.306664	18.802681	22.84%	0
2018	16.010878	15.306664	-4.40%	0
2017	13.432823	16.010878	19.19%	0
2016	12.369650	13.432823	8.60%	0
2015	12.518367	12.369650	-1.19%	0
2014	11.618251	12.518367	7.75%	0
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
1094

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.723656	17.011071	1.72%	0
2019	15.671668	16.723656	6.71%	0
2018	16.419458	15.671668	-4.55%	0
2017	15.796187	16.419458	3.95%	0
2016	14.872718	15.796187	6.21%	0
2015	15.667956	14.872718	-5.08%	0
2014	15.429370	15.667956	1.55%	0
2013	15.964041	15.429370	-3.35%	0
2012	14.550018	15.964041	9.72%	0
2011	14.101705	14.550018	3.18%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	21.333862	23.013121	7.87%	0
2019	16.878354	21.333862	26.40%	0
2018	17.269652	16.878354	-2.27%	0
2017	14.657652	17.269652	17.82%	0
2016	13.460971	14.657652	8.89%	0
2015	13.643217	13.460971	-1.34%	0
2014	12.445398	13.643217	9.62%	0
2013	9.711318	12.445398	28.15%	0
2012	8.698871	9.711318	11.64%	0
2011	8.851882	8.698871	-1.73%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	16.393824	16.606500	1.30%	0
2019	13.173304	16.393824	24.45%	0
2018	14.532845	13.173304	-9.35%	0
2017	12.598983	14.532845	15.35%	0
2016	10.932637	12.598983	15.24%	0
2015	11.936200	10.932637	-8.41%	0
2014	11.185447	11.936200	6.71%	0
2013	8.436121	11.185447	32.59%	0
2012	7.285500	8.436121	15.79%	0
2011	7.630293	7.285500	-4.52%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.668193	13.064883	11.97%	0
2019	10.384728	11.668193	12.36%	0
2018	11.608517	10.384728	-10.54%	0
2017	10.026606	11.608517	15.78%	0
2016*	10.000000	10.026606	0.27%	0
1095

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.163018	16.683408	10.03%	0
2019	12.513668	15.163018	21.17%	45
2018	14.344867	12.513668	-12.77%	46
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.607585	14.589024	7.21%	0
2019	11.982149	13.607585	13.57%	0
2018	13.074573	11.982149	-8.36%	0
2017	11.936142	13.074573	9.54%	0
2016	11.507225	11.936142	3.73%	0
2015	11.898168	11.507225	-3.29%	0
2014	11.670508	11.898168	1.95%	0
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.654536	15.967443	8.96%	0
2019	12.468195	14.654536	17.54%	0
2018	13.890306	12.468195	-10.24%	0
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.917779	12.534208	5.17%	0
2019	11.016544	11.917779	8.18%	0
2018	11.573049	11.016544	-4.81%	0
2017	11.130920	11.573049	3.97%	0
2016	10.884327	11.130920	2.27%	0
2015	11.217196	10.884327	-2.97%	0
2014	11.104872	11.217196	1.01%	0
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
1096

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.777877	12.093332	2.68%	0
2019	10.582925	11.777877	11.29%	0
2018	11.644509	10.582925	-9.12%	0
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.252815	12.858600	4.94%	0
2019	10.860633	12.252815	12.82%	0
2018	11.957875	10.860633	-9.18%	0
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	78
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.177136	15.339565	8.20%	0
2019	12.276012	14.177136	15.49%	0
2018	13.518208	12.276012	-9.19%	0
2017	12.133499	13.518208	11.41%	0
2016	11.628348	12.133499	4.34%	0
2015	12.024199	11.628348	-3.29%	0
2014	11.763379	12.024199	2.22%	0
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.895461	16.345455	9.73%	0
2019	12.466785	14.895461	19.48%	0
2018	14.094945	12.466785	-11.55%	0
2017	12.211782	14.094945	15.42%	0
2016	11.610676	12.211782	5.18%	0
2015	12.059799	11.610676	-3.72%	0
2014	11.799144	12.059799	2.21%	0
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
1097

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.130077	13.996883	6.60%	0
2019	11.751610	13.130077	11.73%	0
2018	12.625014	11.751610	-6.92%	0
2017	11.752928	12.625014	7.42%	0
2016	11.342399	11.752928	3.62%	0
2015	11.728425	11.342399	-3.29%	0
2014	11.527800	11.728425	1.74%	0
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.203218	14.602799	2.81%	0
2019	12.917218	14.203218	9.96%	0
2018	15.675806	12.917218	-17.60%	0
2017	13.066921	15.675806	19.97%	0
2016	13.219475	13.066921	-1.15%	0
2015	14.073141	13.219475	-6.07%	0
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.726446	17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.452164	13.025527	4.60%	0
2019	11.693025	12.452164	6.49%	0
2018	12.014032	11.693025	-2.67%	0
2017	11.772185	12.014032	2.05%	0
2016	11.431257	11.772185	2.98%	0
2015	11.779230	11.431257	-2.95%	0
2014	11.470486	11.779230	2.69%	0
2013	11.963215	11.470486	-4.12%	0
2012	11.358538	11.963215	5.32%	0
2011	10.900368	11.358538	4.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.886640	13.735475	6.59%	0
2019	12.029186	12.886640	7.13%	0
2018	12.489143	12.029186	-3.68%	0
2017	12.312031	12.489143	1.44%	0
2016	12.188056	12.312031	1.02%	0
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	0
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
1098

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.449684	10.596818	1.41%	0
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	21.481755	23.790695	10.75%	0
2019	17.874719	21.481755	20.18%	0
2018	22.145921	17.874719	-19.29%	0
2017	16.009372	22.145921	38.33%	0
2016	15.203558	16.009372	5.30%	0
2015	18.515520	15.203558	-17.89%	0
2014	20.045678	18.515520	-7.63%	0
2013	20.355369	20.045678	-1.52%	0
2012	17.766068	20.355369	14.57%	0
2011	23.413276	17.766068	-24.12%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.503223	21.247477	3.63%	0
2019	18.280427	20.503223	12.16%	0
2018	19.281824	18.280427	-5.19%	0
2017	18.475962	19.281824	4.36%	0
2016	16.556238	18.475962	11.60%	0
2015	17.390832	16.556238	-4.80%	0
2014	17.348678	17.390832	0.24%	0
2013	16.575707	17.348678	4.66%	0
2012	14.803274	16.575707	11.97%	0
2011	14.586321	14.803274	1.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.428468	14.961764	3.70%	0
2019	13.889633	14.428468	3.88%	0
2018	14.217939	13.889633	-2.31%	0
2017	14.247326	14.217939	-0.21%	0
2016	14.467063	14.247326	-1.52%	0
2015	14.816205	14.467063	-2.36%	296
2014	14.494946	14.816205	2.22%	296
2013	15.455427	14.494946	-6.21%	296
2012	15.343062	15.455427	0.73%	296
2011	14.633524	15.343062	4.85%	296
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.513704	8.342410	-2.01%	0
2019	8.557231	8.513704	-0.51%	0
2018	8.635214	8.557231	-0.90%	0
2017	8.796353	8.635214	-1.83%	0
2016	8.997580	8.796353	-2.24%	0
2015	9.204679	8.997580	-2.25%	0
2014	9.416547	9.204679	-2.25%	0
2013	9.633292	9.416547	-2.25%	0
2012	9.855639	9.633292	-2.26%	0
2011	10.081859	9.855639	-2.24%	0
1099

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.564223	14.312890	5.52%	0
2019	11.649000	13.564223	16.44%	0
2018	13.945274	11.649000	-16.47%	0
2017	11.192509	13.945274	24.59%	0
2016	11.350785	11.192509	-1.39%	0
2015	11.978324	11.350785	-5.24%	0
2014	12.309276	11.978324	-2.69%	0
2013	10.686762	12.309276	15.18%	0
2012	9.457202	10.686762	13.00%	0
2011	10.721499	9.457202	-11.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.371286	10.860462	4.72%	0
2019	8.753969	10.371286	18.48%	0
2018	10.430113	8.753969	-16.07%	0
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	0
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	22.075383	24.344356	10.28%	0
2019	18.251897	22.075383	20.95%	0
2018	20.488759	18.251897	-10.92%	0
2017	17.697363	20.488759	15.77%	0
2016	16.537782	17.697363	7.01%	0
2015	17.089053	16.537782	-3.23%	0
2014	16.652249	17.089053	2.62%	0
2013	13.387602	16.652249	24.39%	64
2012	11.817147	13.387602	13.29%	64
2011	12.583341	11.817147	-6.09%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.989512	18.169417	6.94%	0
2019	15.068797	16.989512	12.75%	0
2018	16.203411	15.068797	-7.00%	0
2017	14.915109	16.203411	8.64%	0
2016	14.352845	14.915109	3.92%	0
2015	14.708781	14.352845	-2.42%	0
2014	14.387629	14.708781	2.23%	0
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
1100

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.696657	22.581661	9.11%	0
2019	17.652910	20.696657	17.24%	0
2018	19.311161	17.652910	-8.59%	0
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	0
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.266037	13.838368	4.31%	0
2019	12.390215	13.266037	7.07%	0
2018	12.909827	12.390215	-4.02%	0
2017	12.496036	12.909827	3.31%	0
2016	12.260126	12.496036	1.92%	0
2015	12.509216	12.260126	-1.99%	0
2014	12.317933	12.509216	1.55%	0
2013	12.020658	12.317933	2.47%	0
2012	11.692852	12.020658	2.80%	0
2011	11.620753	11.692852	0.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.774912	12.034871	2.21%	0
2019	10.660272	11.774912	10.46%	0
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.329569	12.814835	3.94%	0
2019	10.944496	12.329569	12.66%	0
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
1101

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.293542	19.731808	7.86%	0
2019	15.894144	18.293542	15.10%	0
2018	17.241414	15.894144	-7.81%	0
2017	15.618150	17.241414	10.39%	0
2016	14.911502	15.618150	4.74%	0
2015	15.305981	14.911502	-2.58%	0
2014	14.886968	15.305981	2.81%	0
2013	13.058282	14.886968	14.00%	64
2012	12.056058	13.058282	8.31%	64
2011	12.337950	12.056058	-2.28%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.767007	22.802506	9.80%	0
2019	17.438464	20.767007	19.09%	0
2018	19.336254	17.438464	-9.81%	0
2017	16.952511	19.336254	14.06%	0
2016	15.985768	16.952511	6.05%	0
2015	16.473995	15.985768	-2.96%	0
2014	16.057228	16.473995	2.60%	0
2013	13.422973	16.057228	19.62%	64
2012	12.071574	13.422973	11.19%	64
2011	12.617200	12.071574	-4.32%	64
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.919489	16.892241	6.11%	0
2019	14.350941	15.919489	10.93%	0
2018	15.252351	14.350941	-5.91%	0
2017	14.286440	15.252351	6.76%	0
2016	13.825873	14.286440	3.33%	0
2015	14.148450	13.825873	-2.28%	0
2014	13.819172	14.148450	2.38%	0
2013	12.794433	13.819172	8.01%	0
2012	12.115555	12.794433	5.60%	0
2011	12.143332	12.115555	-0.23%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.406119	10.896724	4.71%	0
2019*	10.000000	10.406119	4.06%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.704995	12.113353	13.16%	0
2019*	10.000000	10.704995	7.05%	0
1102

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.413854	27.231222	27.17%	0
2019	16.782890	21.413854	27.59%	0
2018	17.716602	16.782890	-5.27%	0
2017	13.918919	17.716602	27.28%	0
2016	13.933285	13.918919	-0.10%	0
2015	13.780721	13.933285	1.11%	0
2014	12.765691	13.780721	7.95%	0
2013	9.692208	12.765691	31.71%	22
2012	8.522037	9.692208	13.73%	22
2011	8.978726	8.522037	-5.09%	22
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.479242	13.063568	4.68%	0
2019	10.730814	12.479242	16.29%	0
2018	11.535297	10.730814	-6.97%	0
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.359610	15.016446	4.57%	0
2019	12.042772	14.359610	19.24%	0
2018	12.647230	12.042772	-4.78%	0
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.241182	42.120562	16.22%	0
2019	26.941038	36.241182	34.52%	0
2018	27.920137	26.941038	-3.51%	0
2017	22.433478	27.920137	24.46%	0
2016	22.144035	22.433478	1.31%	0
2015	21.555898	22.144035	2.73%	0
2014	20.268477	21.555898	6.35%	0
2013	15.167716	20.268477	33.63%	0
2012	13.074566	15.167716	16.01%	0
2011	13.680470	13.074566	-4.43%	0
1103

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	27.766808	27.547074	-0.79%	0
2019	22.374932	27.766808	24.10%	0
2018	25.253871	22.374932	-11.40%	0
2017	23.771164	25.253871	6.24%	0
2016	20.190147	23.771164	17.74%	0
2015	21.577510	20.190147	-6.43%	0
2014	19.514139	21.577510	10.57%	127
2013	15.135135	19.514139	28.93%	129
2012	13.504241	15.135135	12.08%	137
2011	13.725695	13.504241	-1.61%	136
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.773835	17.74%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.769262	17.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	34.248185	37.868211	10.57%	126
2019	27.883828	34.248185	22.82%	112
2018	32.194634	27.883828	-13.39%	106
2017	28.445013	32.194634	13.18%	107
2016	24.189825	28.445013	17.59%	107
2015	25.390115	24.189825	-4.73%	108
2014	23.738314	25.390115	6.96%	0
2013	18.252366	23.738314	30.06%	0
2012	15.895943	18.252366	14.82%	0
2011	16.685667	15.895943	-4.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.405767	19.718225	-3.37%	0
2019	16.855938	20.405767	21.06%	0
2018	19.858782	16.855938	-15.12%	0
2017	17.844950	19.858782	11.29%	0
2016	15.523349	17.844950	14.96%	0
2015	16.352589	15.523349	-5.07%	0
2014	14.295792	16.352589	14.39%	0
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
1104

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	13.576512	18.697592	37.72%	0
2019	10.234107	13.576512	32.66%	0
2018	11.374240	10.234107	-10.02%	0
2017	9.313748	11.374240	22.12%	0
2016	8.796952	9.313748	5.87%	0
2015	8.931924	8.796952	-1.51%	0
2014	8.887660	8.931924	0.50%	0
2013	6.301248	8.887660	41.05%	0
2012	5.682974	6.301248	10.88%	0
2011	5.851466	5.682974	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	32.776265	33.689598	2.79%	0
2019	28.176850	32.776265	16.32%	0
2018	34.714772	28.176850	-18.83%	0
2017	32.560442	34.714772	6.62%	0
2016	26.448778	32.560442	23.11%	0
2015	28.791684	26.448778	-8.14%	0
2014	27.521796	28.791684	4.61%	0
2013	20.053215	27.521796	37.24%	0
2012	17.033276	20.053215	17.73%	0
2011	18.355342	17.033276	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	26.360762	31.614346	19.93%	0
2019	21.462686	26.360762	22.82%	0
2018	25.135445	21.462686	-14.61%	0
2017	22.656471	25.135445	10.94%	0
2016	18.868346	22.656471	20.08%	0
2015	19.623615	18.868346	-3.85%	0
2014	19.913044	19.623615	-1.45%	0
2013	14.457113	19.913044	37.74%	0
2012	12.805463	14.457113	12.90%	0
2011	13.870755	12.805463	-7.68%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	19.054266	21.149290	11.00%	0
2019	15.220208	19.054266	25.19%	0
2018	16.351907	15.220208	-6.92%	0
2017	13.397253	16.351907	22.05%	0
2016	12.063790	13.397253	11.05%	0
2015	12.476200	12.063790	-3.31%	0
2014	11.973208	12.476200	4.20%	0
2013	8.516641	11.973208	40.59%	0
2012	7.450809	8.516641	14.30%	0
2011	8.624038	7.450809	-13.60%	0
1105

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.510454	17.193229	10.85%	0
2019	12.388066	15.510454	25.20%	0
2018	13.343048	12.388066	-7.16%	0
2017	10.940354	13.343048	21.96%	0
2016*	10.000000	10.940354	9.40%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.719902	21.851624	10.81%	0
2019	16.009962	19.719902	23.17%	0
2018	17.387516	16.009962	-7.92%	0
2017	14.994693	17.387516	15.96%	0
2016	13.930248	14.994693	7.64%	0
2015	14.297208	13.930248	-2.57%	0
2014	13.224168	14.297208	8.11%	0
2013	9.749030	13.224168	35.65%	0
2012	8.945341	9.749030	8.98%	0
2011	9.451376	8.945341	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.409613	15.176178	-7.52%	188
2019	12.843862	16.409613	27.76%	188
2018	13.677771	12.843862	-6.10%	188
2017	13.138042	13.677771	4.11%	188
2016	12.519496	13.138042	4.94%	188
2015	13.532714	12.519496	-7.49%	188
2014	10.741354	13.532714	25.99%	188
2013	10.663875	10.741354	0.73%	188
2012	9.422383	10.663875	13.18%	188
2011	9.050421	9.422383	4.11%	188
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.209696	32.10%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.453429	22.410330	15.20%	0
2019	15.210306	19.453429	27.90%	0
2018	16.359730	15.210306	-7.03%	0
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0
1106

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.608037	9.657828	0.52%	0
2019	9.443220	9.608037	1.75%	0
2018	9.583177	9.443220	-1.46%	0
2017	9.650749	9.583177	-0.70%	0
2016	9.632271	9.650749	0.19%	0
2015	9.887717	9.632271	-2.58%	0
2014	10.065596	9.887717	-1.77%	0
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.565685	19.321276	16.63%	0
2019	13.561884	16.565685	22.15%	0
2018	15.651360	13.561884	-13.35%	0
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.430823	33.706879	57.28%	0
2019	15.973324	21.430823	34.17%	0
2018	17.545279	15.973324	-8.96%	0
2017	14.050529	17.545279	24.87%	0
2016	13.500181	14.050529	4.08%	0
2015	13.836579	13.500181	-2.43%	0
2014	13.606104	13.836579	1.69%	198
2013	10.017701	13.606104	35.82%	197
2012	8.919474	10.017701	12.31%	197
2011	9.527355	8.919474	-6.38%	199
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.027391	19.156921	36.57%	0
2019	10.831914	14.027391	29.50%	0
2018	11.860591	10.831914	-8.67%	0
2017	9.740240	11.860591	21.77%	0
2016	9.565724	9.740240	1.82%	0
2015*	10.000000	9.565724	-4.34%	0
1107

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.068778	9.171256	1.13%	0
2019	8.947643	9.068778	1.35%	0
2018	9.062237	8.947643	-1.26%	0
2017	9.188367	9.062237	-1.37%	0
2016	9.286055	9.188367	-1.05%	0
2015	9.482390	9.286055	-2.07%	0
2014	9.641839	9.482390	-1.65%	0
2013	9.803310	9.641839	-1.65%	0
2012	9.588009	9.803310	2.25%	0
2011	9.779855	9.588009	-1.96%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.585713	29.902662	16.87%	0
2019	20.792429	25.585713	23.05%	0
2018	22.565955	20.792429	-7.86%	0
2017	19.491556	22.565955	15.77%	0
2016	18.149068	19.491556	7.40%	0
2015	18.653314	18.149068	-2.70%	0
2014	17.287846	18.653314	7.90%	0
2013	12.852555	17.287846	34.51%	0
2012	11.848214	12.852555	8.48%	0
2011	12.505627	11.848214	-5.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.118764	11.728102	5.48%	0
2019	10.179261	11.118764	9.23%	0
2018	11.014884	10.179261	-7.59%	0
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.389571	11.865856	4.18%	0
2019	10.162655	11.389571	12.07%	0
2018	10.925061	10.162655	-6.98%	0
2017	10.180189	10.925061	7.32%	0
2016	9.198460	10.180189	10.67%	0
2015	9.638157	9.198460	-4.56%	0
2014*	10.000000	9.638157	-3.62%	0
1108

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.913021	11.804877	8.17%	0
2019	10.441881	10.913021	4.51%	0
2018	11.137239	10.441881	-6.24%	0
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.478370	10.538569	0.57%	0
2019	10.314829	10.478370	1.59%	0
2018	10.528608	10.314829	-2.03%	0
2017	10.637089	10.528608	-1.02%	0
2016	10.741077	10.637089	-0.97%	0
2015	10.965417	10.741077	-2.05%	0
2014	11.134504	10.965417	-1.52%	0
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.612368	13.773012	9.20%	0
2019	11.898982	12.612368	6.00%	0
2018	12.449911	11.898982	-4.43%	0
2017	12.285781	12.449911	1.34%	0
2016	11.948061	12.285781	2.83%	0
2015	12.562862	11.948061	-4.89%	0
2014	12.466645	12.562862	0.77%	0
2013	14.048497	12.466645	-11.26%	0
2012	13.215746	14.048497	6.30%	0
2011	12.106427	13.215746	9.16%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.001722	9.985948	-0.16%	0
2019	9.963306	10.001722	0.39%	0
2018	10.050483	9.963306	-0.87%	0
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
1109

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.594432	15.498457	6.19%	0
2019	13.779119	14.594432	5.92%	0
2018	14.173977	13.779119	-2.79%	0
2017	13.819209	14.173977	2.57%	0
2016	13.766686	13.819209	0.38%	0
2015	14.022485	13.766686	-1.82%	0
2014	13.757682	14.022485	1.92%	0
2013	14.355083	13.757682	-4.16%	0
2012	13.399963	14.355083	7.13%	0
2011	13.230619	13.399963	1.28%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.741188	11.395235	6.09%	0
2019	10.151218	10.741188	5.81%	0
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - NQ
2020	11.693936	12.813406	9.57%	0
2019	9.558747	11.693936	22.34%	0
2018	12.091246	9.558747	-20.94%	0
2017	9.771384	12.091246	23.74%	0
2016*	10.000000	9.771384	-2.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q
2020	13.093344	14.346776	9.57%	0
2019	10.702652	13.093344	22.34%	0
2018	13.538215	10.702652	-20.94%	0
2017	10.940733	13.538215	23.74%	0
2016	11.473383	10.940733	-4.64%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.417325	34.17%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - NQ
2020*	10.000000	12.819793	28.20%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q
2020*	10.000000	13.157363	31.57%	0
1110

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	13.043487	15.783863	21.01%	0
2019	11.161517	13.043487	16.86%	0
2018	12.555710	11.161517	-11.10%	0
2017	12.210783	12.555710	2.82%	0
2016	10.434213	12.210783	17.03%	0
2015	12.193603	10.434213	-14.43%	0
2014	12.937296	12.193603	-5.75%	0
2013	10.939219	12.937296	18.27%	0
2012	10.400677	10.939219	5.18%	0
2011	12.104537	10.400677	-14.08%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.438149	51.098132	26.36%	0
2019	32.161184	40.438149	25.74%	0
2018	32.626185	32.161184	-1.43%	0
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	22.783026	26.111770	14.61%	113
2019	17.846913	22.783026	27.66%	112
2018	23.865572	17.846913	-25.22%	110
2017	16.163703	23.865572	47.65%	106
2016	16.517771	16.163703	-2.14%	111
2015	19.647414	16.517771	-15.93%	101
2014	20.183542	19.647414	-2.66%	0
2013	18.432443	20.183542	9.50%	0
2012	14.527262	18.432443	26.88%	0
2011	20.012106	14.527262	-27.41%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.412462	6.286783	16.15%	0
2019	4.963908	5.412462	9.04%	0
2018	7.095709	4.963908	-30.04%	0
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
1111

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	19.230750	22.390770	16.43%	0
2019	17.586075	19.230750	9.35%	0
2018	25.087737	17.586075	-29.90%	0
2017	26.106835	25.087737	-3.90%	0
2016	18.583215	26.106835	40.49%	0
2015	28.566485	18.583215	-34.95%	0
2014	36.126471	28.566485	-20.93%	0
2013	33.435924	36.126471	8.05%	0
2012	33.087192	33.435924	1.05%	0
2011	40.512456	33.087192	-18.33%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.724947	10.321101	-3.77%	0
2019*	10.000000	10.724947	7.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	33.172412	51.164462	54.24%	0
2019	27.185952	33.172412	22.02%	0
2018	27.456044	27.185952	-0.98%	0
2017	22.315613	27.456044	23.04%	0
2016	21.186568	22.315613	5.33%	0
2015	22.317651	21.186568	-5.07%	0
2014	23.268417	22.317651	-4.09%	0
2013	15.844694	23.268417	46.85%	0
2012	15.027491	15.844694	5.44%	0
2011	16.113447	15.027491	-6.74%	0
1112

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.448304	12.753155	2.45%	0
2019	11.056267	12.448304	12.59%	0
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.679603	8.667434	-0.14%	0
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	29.141531	29.340537	0.68%	0
2019	24.876508	29.141531	17.14%	0
2018	30.064209	24.876508	-17.26%	0
2017	27.266130	30.064209	10.26%	0
2016	22.362012	27.266130	21.93%	0
2015	24.270531	22.362012	-7.86%	0
2014	22.802040	24.270531	6.44%	0
2013	16.956785	22.802040	34.47%	0
2012	14.650981	16.956785	15.74%	0
2011	16.410210	14.650981	-10.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	12.098178	12.949325	7.04%	0
2019	11.370695	12.098178	6.40%	0
2018	11.977489	11.370695	-5.07%	0
2017	11.824514	11.977489	1.29%	0
2016	11.593462	11.824514	1.99%	0
2015	12.166721	11.593462	-4.71%	0
2014	12.055347	12.166721	0.92%	0
2013	13.482428	12.055347	-10.58%	0
2012	12.851411	13.482428	4.91%	0
2011	11.770589	12.851411	9.18%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	18.123084	19.797157	9.24%	0
2019	14.965509	18.123084	21.10%	0
2018	16.449583	14.965509	-9.02%	0
2017	13.973015	16.449583	17.72%	0
2016	12.601788	13.973015	10.88%	0
2015	13.666637	12.601788	-7.79%	0
2014	12.433690	13.666637	9.92%	0
2013	9.369795	12.433690	32.70%	0
2012	8.358460	9.369795	12.10%	0
2011	8.296610	8.358460	0.75%	0
1113

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	10.276357	12.638384	22.99%	0
2019	8.190440	10.276357	25.47%	0
2018	9.889806	8.190440	-17.18%	0
2017	7.714407	9.889806	28.20%	0
2016	8.354927	7.714407	-7.67%	0
2015	8.487283	8.354927	-1.56%	0
2014	9.193403	8.487283	-7.68%	0
2013	7.686992	9.193403	19.60%	0
2012	6.494075	7.686992	18.37%	0
2011	7.556789	6.494075	-14.06%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	24.764297	24.487496	-1.12%	0
2019	19.626088	24.764297	26.18%	0
2018	23.049510	19.626088	-14.85%	0
2017	21.120574	23.049510	9.13%	0
2016	17.594929	21.120574	20.04%	0
2015	18.270965	17.594929	-3.70%	0
2014	16.062983	18.270965	13.75%	0
2013	12.635644	16.062983	27.12%	0
2012	11.118386	12.635644	13.65%	0
2011	11.459078	11.118386	-2.97%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	32.383300	31.947476	-1.35%	0
2019	26.091743	32.383300	24.11%	0
2018	29.399919	26.091743	-11.25%	0
2017	27.669547	29.399919	6.25%	0
2016	23.505112	27.669547	17.72%	0
2015	25.030813	23.505112	-6.10%	0
2014	22.656509	25.030813	10.48%	0
2013	17.604314	22.656509	28.70%	0
2012	15.727333	17.604314	11.93%	0
2011	15.935162	15.727333	-1.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	18.629885	24.163586	29.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.243455	11.755145	4.55%	0
2019	10.019074	11.243455	12.22%	0
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
1114

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.157101	10.771271	6.05%	0
2019	9.524952	10.157101	6.64%	0
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.102158	14.269686	1.19%	0
2019	11.324305	14.102158	24.53%	0
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.389824	19.329069	17.93%	0
2019	14.246150	16.389824	15.05%	0
2018	15.779377	14.246150	-9.72%	0
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.569694	13.244062	5.37%	0
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	29.922014	32.343617	8.09%	0
2019	25.059856	29.922014	19.40%	0
2018	28.182929	25.059856	-11.08%	0
2017	25.661549	28.182929	9.83%	0
2016	20.889534	25.661549	22.84%	0
2015	21.891330	20.889534	-4.58%	0
2014	21.315051	21.891330	2.70%	0
2013	15.504044	21.315051	37.48%	0
2012	13.711430	15.504044	13.07%	0
2011	13.955039	13.711430	-1.75%	0
1115

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	19.808783	22.838406	15.29%	0
2019	15.455415	19.808783	28.17%	0
2018	16.590416	15.455415	-6.84%	0
2017	13.970523	16.590416	18.75%	0
2016	12.799957	13.970523	9.15%	0
2015	12.957831	12.799957	-1.22%	0
2014	11.693117	12.957831	10.82%	0
2013	9.064940	11.693117	28.99%	0
2012	8.017106	9.064940	13.07%	0
2011	8.054214	8.017106	-0.46%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	13.950352	16.920357	21.29%	0
2019	10.627281	13.950352	31.27%	0
2018	11.379870	10.627281	-6.61%	0
2017	10.098461	11.379870	12.69%	0
2016	9.364129	10.098461	7.84%	0
2015	9.900904	9.364129	-5.42%	0
2014	8.932328	9.900904	10.84%	0
2013	6.805273	8.932328	31.26%	0
2012	6.220906	6.805273	9.39%	0
2011	6.310182	6.220906	-1.41%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	20.911875	25.270979	20.85%	0
2019	15.727034	20.911875	32.97%	0
2018	17.283791	15.727034	-9.01%	0
2017	13.892224	17.283791	24.41%	0
2016	13.176835	13.892224	5.43%	0
2015	13.828409	13.176835	-4.71%	0
2014	13.094388	13.828409	5.61%	0
2013	11.066997	13.094388	18.32%	0
2012	10.258165	11.066997	7.88%	0
2011	9.631124	10.258165	6.51%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	18.432050	21.590554	17.14%	0
2019	15.492018	18.432050	18.98%	0
2018	19.597795	15.492018	-20.95%	0
2017	16.087323	19.597795	21.82%	0
2016	14.064028	16.087323	14.39%	0
2015	14.730547	14.064028	-4.52%	0
2014	14.840790	14.730547	-0.74%	0
2013	10.225507	14.840790	45.14%	0
2012	8.681537	10.225507	17.78%	0
2011	10.313663	8.681537	-15.82%	0
1116

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.824316	11.242324	3.86%	0
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.225191	15.506902	-4.43%	0
2019	13.002777	16.225191	24.78%	0
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.460968	10.424688	-0.35%	0
2019	9.999402	10.460968	4.62%	0
2018	10.244911	9.999402	-2.40%	0
2017	10.136475	10.244911	1.07%	0
2016	9.522565	10.136475	6.45%	0
2015	9.844413	9.522565	-3.27%	0
2014*	10.000000	9.844413	-1.56%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.623436	17.559806	5.63%	0
2019	15.546576	16.623436	6.93%	0
2018	16.009529	15.546576	-2.89%	0
2017	15.749772	16.009529	1.65%	0
2016	15.525780	15.749772	1.44%	0
2015	15.930084	15.525780	-2.54%	0
2014	15.709222	15.930084	1.41%	0
2013	15.914340	15.709222	-1.29%	0
2012	14.846531	15.914340	7.19%	0
2011	14.857440	14.846531	-0.07%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.336355	13.216964	27.87%	0
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
1117

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.279725	16.778398	9.81%	0
2019	13.482321	15.279725	13.33%	0
2018	14.392253	13.482321	-6.32%	0
2017	13.036445	14.392253	10.40%	0
2016	12.673626	13.036445	2.86%	0
2015	13.012592	12.673626	-2.60%	0
2014	12.763777	13.012592	1.95%	0
2013	11.521203	12.763777	10.79%	0
2012	10.559181	11.521203	9.11%	0
2011	10.838012	10.559181	-2.57%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	15.936931	17.892920	12.27%	0
2019	13.592361	15.936931	17.25%	0
2018	14.798760	13.592361	-8.15%	0
2017	13.004166	14.798760	13.80%	0
2016	12.551044	13.004166	3.61%	0
2015	12.893787	12.551044	-2.66%	0
2014	12.609211	12.893787	2.26%	0
2013	11.130167	12.609211	13.29%	0
2012	10.065371	11.130167	10.58%	0
2011	10.419000	10.065371	-3.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	17.101997	19.508638	14.07%	0
2019	14.074099	17.101997	21.51%	0
2018	15.640573	14.074099	-10.02%	0
2017	13.249376	15.640573	18.05%	0
2016	12.730363	13.249376	4.08%	0
2015	13.074010	12.730363	-2.63%	0
2014	12.761422	13.074010	2.45%	0
2013	10.750658	12.761422	18.70%	0
2012	9.529008	10.750658	12.82%	0
2011	10.023131	9.529008	-4.93%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.311563	15.883243	19.32%	0
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
1118

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	25.949595	33.068128	27.43%	0
2019	20.205802	25.949595	28.43%	0
2018	22.119228	20.205802	-8.65%	0
2017	18.592094	22.119228	18.97%	0
2016	17.633412	18.592094	5.44%	0
2015	17.948441	17.633412	-1.76%	0
2014	16.429533	17.948441	9.24%	0
2013	12.822473	16.429533	28.13%	0
2012	11.284668	12.822473	13.63%	0
2011	11.862623	11.284668	-4.87%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.410258	39.966436	27.24%	0
2019	24.490250	31.410258	28.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.342677	4.814694	-34.43%	0
2019	6.843207	7.342677	7.30%	0
2018	9.311608	6.843207	-26.51%	0
2017	9.802237	9.311608	-5.01%	0
2016	7.514541	9.802237	30.44%	0
2015	9.705679	7.514541	-22.58%	0
2014	11.388267	9.705679	-14.77%	0
2013	9.389198	11.388267	21.29%	0
2012	9.176327	9.389198	2.32%	0
2011	9.907095	9.176327	-7.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.768414	22.659801	4.09%	0
2019	17.499158	21.768414	24.40%	0
2018	19.556391	17.499158	-10.52%	0
2017	17.743399	19.556391	10.22%	0
2016	15.402409	17.743399	15.20%	0
2015	16.437115	15.402409	-6.29%	0
2014	15.485124	16.437115	6.15%	0
2013	12.381238	15.485124	25.07%	0
2012	10.814569	12.381238	14.49%	0
2011	10.974398	10.814569	-1.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.325039	15.058376	5.12%	0
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
1119

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	24.165319	39.782201	64.63%	0
2019	17.579514	24.165319	37.46%	0
2018	16.018141	17.579514	9.75%	0
2017	12.197794	16.018141	31.32%	0
2016	12.453393	12.197794	-2.05%	0
2015	12.084182	12.453393	3.06%	0
2014	11.033266	12.084182	9.52%	0
2013	8.196409	11.033266	34.61%	0
2012	7.022913	8.196409	16.71%	0
2011	7.034502	7.022913	-0.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	17.591761	24.706936	40.45%	0
2019	13.418681	17.591761	31.10%	0
2018	13.774361	13.418681	-2.58%	0
2017	10.442377	13.774361	31.91%	0
2016	10.611799	10.442377	-1.60%	0
2015	10.146043	10.611799	4.59%	0
2014	9.339915	10.146043	8.63%	0
2013	7.018649	9.339915	33.07%	0
2012	6.271948	7.018649	11.91%	0
2011	6.410236	6.271948	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.924615	14.967574	0.29%	0
2019	13.292607	14.924615	12.28%	0
2018	14.115525	13.292607	-5.83%	0
2017	13.492780	14.115525	4.62%	0
2016	12.074118	13.492780	11.75%	0
2015	12.840685	12.074118	-5.97%	0
2014	13.003245	12.840685	-1.25%	0
2013	12.570945	13.003245	3.44%	0
2012	11.267975	12.570945	11.56%	0
2011	11.096918	11.267975	1.54%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.392578	14.295610	6.74%	0
2019	12.509287	13.392578	7.06%	0
2018	12.886882	12.509287	-2.93%	0
2017	12.662844	12.886882	1.77%	0
2016	12.386844	12.662844	2.23%	0
2015	12.768586	12.386844	-2.99%	0
2014	12.358079	12.768586	3.32%	0
2013	12.892654	12.358079	-4.15%	0
2012	12.477135	12.892654	3.33%	0
2011	11.911376	12.477135	4.75%	0
1120

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	18.919905	21.819255	15.32%	0
2019	15.699672	18.919905	20.51%	0
2018	18.827905	15.699672	-16.61%	0
2017	15.964475	18.827905	17.94%	0
2016	14.573950	15.964475	9.54%	0
2015	15.144235	14.573950	-3.77%	0
2014	14.596347	15.144235	3.75%	0
2013	10.980065	14.596347	32.93%	0
2012	9.794423	10.980065	12.11%	0
2011	11.227929	9.794423	-12.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	11.860791	13.383473	12.84%	0
2019	9.508576	11.860791	24.74%	0
2018	11.436065	9.508576	-16.85%	0
2017	8.996210	11.436065	27.12%	0
2016	9.704443	8.996210	-7.30%	0
2015	9.597930	9.704443	1.11%	0
2014	10.696917	9.597930	-10.27%	0
2013	8.397637	10.696917	27.38%	0
2012	7.130945	8.397637	17.76%	0
2011	8.817791	7.130945	-19.13%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.121128	10.127351	-8.94%	0
2019	9.258225	11.121128	20.12%	0
2018	10.131478	9.258225	-8.62%	0
2017*	10.000000	10.131478	1.31%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	24.797050	26.208054	5.69%	0
2019	18.899675	24.797050	31.20%	0
2018	23.403410	18.899675	-19.24%	0
2017	20.092685	23.403410	16.48%	0
2016	18.783936	20.092685	6.97%	0
2015	19.832037	18.783936	-5.28%	0
2014	19.025673	19.832037	4.24%	0
2013	14.928356	19.025673	27.45%	0
2012	12.022353	14.928356	24.17%	0
2011	13.499394	12.022353	-10.94%	0
1121

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.557064	14.800708	9.17%	0
2019	11.577058	13.557064	17.10%	0
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.150510	15.888468	-1.62%	0
2019	14.243347	16.150510	13.39%	0
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	18.506139	19.018658	2.77%	0
2019	14.991718	18.506139	23.44%	0
2018	17.615042	14.991718	-14.89%	0
2017	16.293005	17.615042	8.11%	0
2016	12.808710	16.293005	27.20%	0
2015	14.156030	12.808710	-9.52%	0
2014	14.407099	14.156030	-1.74%	0
2013	10.823734	14.407099	33.11%	0
2012	9.358309	10.823734	15.66%	0
2011	9.952452	9.358309	-5.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.687468	13.380771	14.49%	0
2019	9.441885	11.687468	23.78%	0
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
1122

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	15.124408	14.641152	-3.20%	0
2019	13.719247	15.124408	10.24%	0
2018	16.575054	13.719247	-17.23%	0
2017	14.496674	16.575054	14.34%	0
2016	13.803170	14.496674	5.02%	0
2015	15.079538	13.803170	-8.46%	0
2014	17.320344	15.079538	-12.94%	0
2013	14.380901	17.320344	20.44%	0
2012	12.412022	14.380901	15.86%	0
2011	14.185495	12.412022	-12.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.518002	8.225692	-3.43%	0
2019	7.747790	8.518002	9.94%	0
2018	9.379731	7.747790	-17.40%	0
2017	8.226593	9.379731	14.02%	0
2016	7.856045	8.226593	4.72%	0
2015	8.599409	7.856045	-8.64%	0
2014*	10.000000	8.599409	-14.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.228575	8.540103	-7.46%	0
2019	9.259442	9.228575	-0.33%	0
2018	9.298477	9.259442	-0.42%	0
2017	9.336959	9.298477	-0.41%	0
2016	9.283356	9.336959	0.58%	0
2015	9.929405	9.283356	-6.51%	0
2014*	10.000000	9.929405	-0.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.122417	12.330800	1.72%	0
2019	11.084647	12.122417	9.36%	0
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.932293	10.355893	4.26%	0
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0
1123

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.383147	9.844623	4.92%	0
2019	9.145549	9.383147	2.60%	0
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.706110	14.281303	4.20%	0
2019	11.555692	13.706110	18.61%	0
2018	12.881653	11.555692	-10.29%	0
2017	11.458569	12.881653	12.42%	0
2016	10.625062	11.458569	7.84%	0
2015	10.948153	10.625062	-2.95%	0
2014	10.671849	10.948153	2.59%	0
2013	9.157026	10.671849	16.54%	0
2012	8.040694	9.157026	13.88%	0
2011	9.774736	8.040694	-17.74%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	19.885669	25.666073	29.07%	0
2019	15.337818	19.885669	29.65%	0
2018	16.901466	15.337818	-9.25%	0
2017	13.875156	16.901466	21.81%	0
2016	13.069910	13.875156	6.16%	0
2015	13.388261	13.069910	-2.38%	0
2014	12.121615	13.388261	10.45%	0
2013	9.505682	12.121615	27.52%	0
2012	8.403030	9.505682	13.12%	0
2011	8.989405	8.403030	-6.52%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	16.905255	18.595437	10.00%	0
2019	14.406158	16.905255	17.35%	0
2018	15.643301	14.406158	-7.91%	0
2017	13.996677	15.643301	11.76%	0
2016	13.262270	13.996677	5.54%	0
2015	13.559964	13.262270	-2.20%	0
2014	13.006382	13.559964	4.26%	0
2013	11.643893	13.006382	11.70%	0
2012	10.520752	11.643893	10.68%	0
2011	10.697938	10.520752	-1.66%	0
1124

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.329916	19.239535	-0.47%	0
2019	15.989178	19.329916	20.89%	0
2018	18.313663	15.989178	-12.69%	0
2017	16.330597	18.313663	12.14%	0
2016	13.620100	16.330597	19.90%	0
2015	14.628416	13.620100	-6.89%	0
2014	13.913789	14.628416	5.14%	0
2013	10.690569	13.913789	30.15%	0
2012	9.474015	10.690569	12.84%	0
2011	10.137237	9.474015	-6.54%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	17.986750	18.388684	2.23%	0
2019	16.480288	17.986750	9.14%	0
2018	17.595697	16.480288	-6.34%	0
2017	16.952012	17.595697	3.80%	0
2016	14.763527	16.952012	14.82%	0
2015	15.732989	14.763527	-6.16%	0
2014	15.708506	15.732989	0.16%	0
2013	14.972898	15.708506	4.91%	0
2012	13.342508	14.972898	12.22%	0
2011	13.660877	13.342508	-2.33%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	20.626026	19.956003	-3.25%	0
2019	17.222953	20.626026	19.76%	0
2018	20.187650	17.222953	-14.69%	0
2017	19.924691	20.187650	1.32%	0
2016	16.106877	19.924691	23.70%	0
2015	17.654576	16.106877	-8.77%	0
2014	18.323397	17.654576	-3.65%	0
2013	13.710018	18.323397	33.65%	0
2012	11.742738	13.710018	16.75%	0
2011	12.599305	11.742738	-6.80%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	21.077094	21.478043	1.90%	0
2019	17.026879	21.077094	23.79%	0
2018	20.028854	17.026879	-14.99%	0
2017	18.027598	20.028854	11.10%	0
2016	14.556275	18.027598	23.85%	0
2015	15.985034	14.556275	-8.94%	0
2014	16.213352	15.985034	-1.41%	0
2013	12.447035	16.213352	30.26%	0
2012	10.878445	12.447035	14.42%	0
2011	12.036166	10.878445	-9.62%	0
1125

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.371594	24.949327	28.79%	0
2019	15.776140	19.371594	22.79%	0
2018	18.005262	15.776140	-12.38%	0
2017	15.057758	18.005262	19.57%	0
2016	13.583517	15.057758	10.85%	0
2015	14.085669	13.583517	-3.56%	0
2014	13.251022	14.085669	6.30%	0
2013	9.595996	13.251022	38.09%	0
2012	8.805020	9.595996	8.98%	0
2011	9.191992	8.805020	-4.21%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	22.015772	29.656173	34.70%	0
2019	16.826199	22.015772	30.84%	0
2018	17.874256	16.826199	-5.86%	0
2017	14.060467	17.874256	27.12%	0
2016	13.236188	14.060467	6.23%	0
2015	12.842654	13.236188	3.06%	0
2014	11.406868	12.842654	12.59%	0
2013	9.101846	11.406868	25.32%	0
2012	8.414979	9.101846	8.16%	0
2011	9.001693	8.414979	-6.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.336357	31.065994	39.08%	0
2019	16.717407	22.336357	33.61%	0
2018	17.756884	16.717407	-5.85%	0
2017	14.271444	17.756884	24.42%	0
2016	14.282564	14.271444	-0.08%	0
2015	13.921784	14.282564	2.59%	0
2014	13.140518	13.921784	5.95%	0
2013	9.597531	13.140518	36.92%	0
2012*	10.000000	9.597531	-4.02%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.478836	33.960313	38.73%	0
2019	18.365179	24.478836	33.29%	0
2018	19.561099	18.365179	-6.11%	0
2017	15.760459	19.561099	24.12%	0
2016	15.811534	15.760459	-0.32%	0
2015	15.449891	15.811534	2.34%	0
2014	14.619403	15.449891	5.68%	0
2013	10.703764	14.619403	36.58%	0
2012	9.661898	10.703764	10.78%	0
1126

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	17.386000	23.201357	33.45%	0
2019	13.065880	17.386000	33.06%	0
2018	14.188162	13.065880	-7.91%	0
2017	11.448933	14.188162	23.93%	0
2016	11.981590	11.448933	-4.45%	0
2015	11.843971	11.981590	1.16%	0
2014	10.504199	11.843971	12.75%	0
2013	8.286885	10.504199	26.76%	0
2012	7.432952	8.286885	11.49%	0
2011	7.696004	7.432952	-3.42%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.325285	23.720521	11.23%	0
2019	16.925009	21.325285	26.00%	0
2018	19.122512	16.925009	-11.49%	0
2017	17.292960	19.122512	10.58%	0
2016	16.051401	17.292960	7.73%	0
2015	17.435379	16.051401	-7.94%	0
2014	16.501598	17.435379	5.66%	0
2013	13.067695	16.501598	26.28%	0
2012	11.745519	13.067695	11.26%	0
2011	12.029063	11.745519	-2.36%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	12.042354	16.552720	37.45%	0
2019	8.844372	12.042354	36.16%	0
2018	9.640235	8.844372	-8.26%	0
2017	7.660763	9.640235	25.84%	0
2016	7.661766	7.660763	-0.01%	0
2015	7.356176	7.661766	4.15%	0
2014	7.117668	7.356176	3.35%	0
2013	5.357330	7.117668	32.86%	0
2012	4.709213	5.357330	13.76%	0
2011	4.767600	4.709213	-1.22%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.562972	45.63%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.728370	16.895982	7.42%	0
2019	13.374727	15.728370	17.60%	0
2018	15.129431	13.374727	-11.60%	0
2017	13.946095	15.129431	8.49%	0
2016	12.398225	13.946095	12.48%	0
2015	12.988060	12.398225	-4.54%	0
2014	12.192299	12.988060	6.53%	0
2013	9.968753	12.192299	22.31%	0
2012	9.064069	9.968753	9.98%	0
2011*	10.000000	9.064069	-9.36%	0
1127

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	23.159416	28.880453	24.70%	0
2019	17.986927	23.159416	28.76%	0
2018	21.208309	17.986927	-15.19%	0
2017	15.882496	21.208309	33.53%	0
2016	16.242077	15.882496	-2.21%	0
2015	15.993678	16.242077	1.55%	0
2014	16.003384	15.993678	-0.06%	0
2013	12.866480	16.003384	24.38%	0
2012	10.860534	12.866480	18.47%	0
2011	12.120647	10.860534	-10.40%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	14.006680	11.998669	-14.34%	0
2019	11.655603	14.006680	20.17%	0
2018	12.713722	11.655603	-8.32%	0
2017	11.510141	12.713722	10.46%	0
2016	11.544787	11.510141	-0.30%	0
2015	11.994163	11.544787	-3.75%	0
2014	10.710519	11.994163	11.98%	0
2013	10.673105	10.710519	0.35%	0
2012	8.527049	10.673105	25.17%	0
2011	9.335039	8.527049	-8.66%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.369197	10.475190	1.02%	0
2019	9.578464	10.369197	8.26%	0
2018	10.256263	9.578464	-6.61%	0
2017	9.877464	10.256263	3.83%	0
2016	9.489404	9.877464	4.09%	0
2015	9.937460	9.489404	-4.51%	0
2014	9.890652	9.937460	0.47%	0
2013	10.136927	9.890652	-2.43%	0
2012*	10.000000	10.136927	1.37%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	25.173445	28.150797	11.83%	0
2019	19.445384	25.173445	29.46%	0
2018	19.727404	19.445384	-1.43%	0
2017	17.431593	19.727404	13.17%	0
2016	20.150394	17.431593	-13.49%	0
2015	19.992473	20.150394	0.79%	0
2014	17.099641	19.992473	16.92%	0
2013	12.453150	17.099641	37.31%	0
2012	10.543488	12.453150	18.11%	0
2011	10.381153	10.543488	1.56%	0
1128

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	23.269612	25.916142	11.37%	0
2019	18.524389	23.269612	25.62%	0
2018	22.303354	18.524389	-16.94%	0
2017	18.557934	22.303354	20.18%	0
2016	19.079787	18.557934	-2.74%	0
2015	19.997700	19.079787	-4.59%	0
2014	20.400935	19.997700	-1.98%	0
2013	17.545102	20.400935	16.28%	0
2012	15.544594	17.545102	12.87%	0
2011	17.060038	15.544594	-8.88%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	19.003146	21.154613	11.32%	0
2019	14.726101	19.003146	29.04%	0
2018	16.365461	14.726101	-10.02%	0
2017	14.326887	16.365461	14.23%	0
2016	13.137031	14.326887	9.06%	0
2015	13.013176	13.137031	0.95%	0
2014	12.031711	13.013176	8.16%	0
2013	9.345415	12.031711	28.74%	0
2012	8.184959	9.345415	14.18%	0
2011	8.378450	8.184959	-2.31%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.439143	16.432493	6.43%	0
2019	12.638288	15.439143	22.16%	0
2018	14.635239	12.638288	-13.64%	0
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	20.004179	23.439076	17.17%	0
2019	16.189523	20.004179	23.56%	0
2018	18.480911	16.189523	-12.40%	0
2017	16.569081	18.480911	11.54%	0
2016	14.364693	16.569081	15.35%	0
2015	15.624658	14.364693	-8.06%	0
2014	14.287473	15.624658	9.36%	0
2013	10.370127	14.287473	37.78%	0
2012	8.996574	10.370127	15.27%	0
2011	9.416293	8.996574	-4.46%	0
1129

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.427651	12.331593	18.26%	0
2019	8.341481	10.427651	25.01%	0
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.567332	29.558525	11.26%	0
2019	22.329697	26.567332	18.98%	0
2018	24.173240	22.329697	-7.63%	0
2017	20.918166	24.173240	15.56%	0
2016	21.973610	20.918166	-4.80%	0
2015	24.539269	21.973610	-10.46%	0
2014	26.513134	24.539269	-7.44%	0
2013	21.686724	26.513134	22.26%	0
2012	18.626541	21.686724	16.43%	0
2011	20.544708	18.626541	-9.34%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.747241	25.635454	3.59%	0
2019	22.780032	24.747241	8.64%	0
2018	23.823126	22.780032	-4.38%	0
2017	22.855866	23.823126	4.23%	0
2016	20.133347	22.855866	13.52%	0
2015	22.041178	20.133347	-8.66%	0
2014	22.138351	22.041178	-0.44%	0
2013	20.506359	22.138351	7.96%	0
2012	17.692170	20.506359	15.91%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.884095	49.327722	45.58%	0
2019	25.142364	33.884095	34.77%	0
2018	25.752725	25.142364	-2.37%	0
2017	20.770551	25.752725	23.99%	0
2016	20.033038	20.770551	3.68%	0
2015	21.762640	20.033038	-7.95%	0
2014	20.649948	21.762640	5.39%	0
2013	16.266104	20.649948	26.95%	0
2012	14.661786	16.266104	10.94%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.092650	10.871409	7.72%	0
2019	9.453182	10.092650	6.76%	0
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
1130

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	23.706642	32.202929	35.84%	0
2019	17.730558	23.706642	33.70%	0
2018	17.843691	17.730558	-0.63%	0
2017	14.048385	17.843691	27.02%	0
2016	14.104224	14.048385	-0.40%	0
2015	12.896714	14.104224	9.36%	0
2014	12.169800	12.896714	5.97%	0
2013	9.516799	12.169800	27.88%	0
2012	7.864864	9.516799	21.00%	0
2011	8.650136	7.864864	-9.08%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	14.691961	21.636218	47.27%	0
2019	10.383746	14.691961	41.49%	0
2018	10.533869	10.383746	-1.43%	0
2017	7.439544	10.533869	41.59%	0
2016	6.687785	7.439544	11.24%	0
2015	6.541338	6.687785	2.24%	0
2014	6.122957	6.541338	6.83%	0
2013	4.628831	6.122957	32.28%	0
2012	3.976562	4.628831	16.40%	0
2011	4.455773	3.976562	-10.75%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.515296	13.053014	13.35%	0
2019	9.302067	11.515296	23.79%	0
2018	11.220881	9.302067	-17.10%	0
2017	8.779608	11.220881	27.81%	0
2016	9.631829	8.779608	-8.85%	0
2015	10.810539	9.631829	-10.90%	0
2014	12.588589	10.810539	-14.12%	0
2013	11.274670	12.588589	11.65%	0
2012	10.196759	11.274670	10.57%	0
2011	15.424725	10.196759	-33.89%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	28.964722	28.403114	-1.94%	0
2019	23.387664	28.964722	23.85%	0
2018	27.155818	23.387664	-13.88%	0
2017	24.430372	27.155818	11.16%	0
2016	21.800207	24.430372	12.06%	0
2015	22.922130	21.800207	-4.89%	0
2014	20.382469	22.922130	12.46%	0
2013	15.768600	20.382469	29.26%	0
2012	13.408441	15.768600	17.60%	0
2011	13.433169	13.408441	-0.18%	0
1131

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.925406	9.573384	-3.55%	0
2019	8.599030	9.925406	15.42%	0
2018	10.808466	8.599030	-20.44%	0
2017	8.653949	10.808466	24.90%	0
2016	7.333182	8.653949	18.01%	0
2015	9.389088	7.333182	-21.90%	0
2014*	10.000000	9.389088	-6.11%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.295962	10.806264	4.96%	0
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.391760	43.228930	42.24%	0
2019	22.018758	30.391760	38.03%	0
2018	22.934072	22.018758	-3.99%	0
2017	18.579790	22.934072	23.44%	0
2016	17.478099	18.579790	6.30%	0
2015	18.281920	17.478099	-4.40%	0
2014	20.228494	18.281920	-9.62%	0
2013	14.661221	20.228494	37.97%	0
2012	12.413102	14.661221	18.11%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	26.687257	26.912997	0.85%	0
2019	21.092028	26.687257	26.53%	0
2018	24.086113	21.092028	-12.43%	0
2017	21.006967	24.086113	14.66%	0
2016	18.896856	21.006967	11.17%	0
2015	19.524096	18.896856	-3.21%	0
2014	18.133635	19.524096	7.67%	0
2013	13.687923	18.133635	32.48%	0
2012	12.090614	13.687923	13.21%	0
2011	12.432655	12.090614	-2.75%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.784317	12.169506	12.84%	0
2019*	10.000000	10.784317	7.84%	0
1132

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.216804	23.743042	17.44%	0
2019	16.468073	20.216804	22.76%	0
2018	18.674035	16.468073	-11.81%	0
2017	15.070421	18.674035	23.91%	0
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.232495	32.32%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.542910	35.43%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	13.035065	13.728576	5.32%	0
2019	12.032711	13.035065	8.33%	0
2018	12.398301	12.032711	-2.95%	0
2017	11.943679	12.398301	3.81%	0
2016	11.520053	11.943679	3.68%	0
2015	11.868546	11.520053	-2.94%	0
2014	11.263185	11.868546	5.37%	0
2013	11.565013	11.263185	-2.61%	0
2012	10.816791	11.565013	6.92%	0
2011	10.478901	10.816791	3.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	28.894806	29.795529	3.12%	0
2019	25.885697	28.894806	11.62%	0
2018	28.476382	25.885697	-9.10%	0
2017	26.565290	28.476382	7.19%	0
2016	24.593136	26.565290	8.02%	0
2015	25.456208	24.593136	-3.39%	0
2014	25.314454	25.456208	0.56%	0
2013	28.395098	25.314454	-10.85%	0
2012	24.639505	28.395098	15.24%	0
2011	23.560961	24.639505	4.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.344051	10.923934	-3.70%	0
2019	9.080562	11.344051	24.93%	0
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0
1133

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.475048	17.853451	8.37%	0
2019	14.318410	16.475048	15.06%	0
2018	15.677107	14.318410	-8.67%	0
2017	13.818966	15.677107	13.45%	0
2016	13.396292	13.818966	3.16%	0
2015	14.648569	13.396292	-8.55%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	20.001031	22.303630	11.51%	0
2019	16.509397	20.001031	21.15%	0
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	20.806762	30.704704	47.57%	0
2019	15.994429	20.806762	30.09%	0
2018	19.598802	15.994429	-18.39%	0
2017	15.948314	19.598802	22.89%	0
2016	16.676593	15.948314	-4.37%	0
2015	17.153564	16.676593	-2.78%	0
2014	17.736261	17.153564	-3.29%	0
2013	14.958174	17.736261	18.57%	0
2012	13.208593	14.958174	13.25%	0
2011	14.908869	13.208593	-11.40%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.502191	19.151194	9.42%	0
2019	14.831735	17.502191	18.01%	0
2018	15.978508	14.831735	-7.18%	0
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	0
2014	13.103534	13.441022	2.58%	0
2013	10.878792	13.103534	20.45%	0
2012	9.623060	10.878792	13.05%	0
2011	9.758453	9.623060	-1.39%	0
1134

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.942636	11.675192	6.69%	0
2019	10.277012	10.942636	6.48%	0
2018	10.634444	10.277012	-3.36%	0
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.597615	27.416575	26.94%	0
2019	16.401628	21.597615	31.68%	0
2018	18.536706	16.401628	-11.52%	0
2017	14.485800	18.536706	27.96%	0
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	0
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.234613	34.390740	48.02%	0
2019	18.253303	23.234613	27.29%	0
2018	18.808978	18.253303	-2.95%	0
2017	15.063180	18.808978	24.87%	0
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	0
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.681173	20.638458	10.48%	0
2019	15.215533	18.681173	22.78%	0
2018	15.923753	15.215533	-4.45%	0
2017	13.366541	15.923753	19.13%	0
2016	12.314903	13.366541	8.54%	0
2015	12.469336	12.314903	-1.24%	0
2014	11.578662	12.469336	7.69%	0
2013	8.912717	11.578662	29.91%	0
2012	7.793253	8.912717	14.36%	0
2011	8.158742	7.793253	-4.48%	0
1135

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.553928	16.829821	1.67%	0
2019	15.520551	16.553928	6.66%	0
2018	16.269512	15.520551	-4.60%	0
2017	15.659916	16.269512	3.89%	0
2016	14.751953	15.659916	6.15%	0
2015	15.548679	14.751953	-5.12%	0
2014	15.319743	15.548679	1.49%	0
2013	15.858736	15.319743	-3.40%	0
2012	14.461462	15.858736	9.66%	0
2011	14.023011	14.461462	3.13%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	21.117232	22.767781	7.82%	0
2019	16.715523	21.117232	26.33%	0
2018	17.111845	16.715523	-2.32%	0
2017	14.531113	17.111845	17.76%	0
2016	13.351580	14.531113	8.83%	0
2015	13.539267	13.351580	-1.39%	0
2014	12.356906	13.539267	9.57%	0
2013	9.647199	12.356906	28.09%	0
2012	8.645873	9.647199	11.58%	0
2011	8.802445	8.645873	-1.78%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	16.227297	16.429401	1.25%	0
2019	13.046160	16.227297	24.38%	0
2018	14.399983	13.046160	-9.40%	0
2017	12.490163	14.399983	15.29%	0
2016	10.843743	12.490163	15.18%	0
2015	11.845215	10.843743	-8.45%	0
2014	11.105861	11.845215	6.66%	0
2013	8.380382	11.105861	32.52%	0
2012	7.241081	8.380382	15.73%	0
2011	7.587644	7.241081	-4.57%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.646342	13.033764	11.91%	0
2019	10.370580	11.646342	12.30%	0
2018	11.598677	10.370580	-10.59%	0
2017	10.023219	11.598677	15.72%	0
2016*	10.000000	10.023219	0.23%	0
1136

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	15.072742	16.575610	9.97%	0
2019	12.445531	15.072742	21.11%	0
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.526580	14.494764	7.16%	0
2019	11.916914	13.526580	13.51%	0
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	0
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.567353	15.864335	8.90%	0
2019	12.400356	14.567353	17.48%	0
2018	13.821839	12.400356	-10.28%	0
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.846854	12.453245	5.12%	0
2019	10.956588	11.846854	8.13%	0
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
1137

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.737788	12.046002	2.63%	0
2019	10.552301	11.737788	11.23%	0
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.211066	12.808241	4.89%	0
2019	10.829167	12.211066	12.76%	0
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.092793	15.240510	8.14%	0
2019	12.209218	14.092793	15.43%	0
2018	13.451584	12.209218	-9.24%	0
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.806729	16.239776	9.68%	0
2019	12.398861	14.806729	19.42%	0
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
1138

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.051926	13.906460	6.55%	0
2019	11.687635	13.051926	11.67%	0
2018	12.562755	11.687635	-6.97%	0
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.125891	14.515877	2.76%	0
2019	12.853477	14.125891	9.90%	0
2018	15.606487	12.853477	-17.64%	0
2017	13.015772	15.606487	19.90%	0
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.725206	17.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.378029	12.941361	4.55%	0
2019	11.629359	12.378029	6.44%	0
2018	11.954770	11.629359	-2.72%	0
2017	11.720099	11.954770	2.00%	0
2016	11.386492	11.720099	2.93%	0
2015	11.739107	11.386492	-3.00%	0
2014	11.437271	11.739107	2.64%	0
2013	11.934682	11.437271	-4.17%	0
2012	11.337265	11.934682	5.27%	0
2011	10.885513	11.337265	4.15%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.809951	13.646758	6.53%	0
2019	11.963718	12.809951	7.07%	0
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
1139

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.440767	10.582368	1.36%	0
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	21.271176	23.545425	10.69%	0
2019	17.708563	21.271176	20.12%	0
2018	21.951370	17.708563	-19.33%	0
2017	15.876815	21.951370	38.26%	0
2016	15.085353	15.876815	5.25%	0
2015	18.380976	15.085353	-17.93%	0
2014	19.910209	18.380976	-7.68%	0
2013	20.228154	19.910209	-1.57%	0
2012	17.664095	20.228154	14.52%	0
2011	23.290803	17.664095	-24.16%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.295074	21.021014	3.58%	0
2019	18.104096	20.295074	12.10%	0
2018	19.105677	18.104096	-5.24%	0
2017	18.316518	19.105677	4.31%	0
2016	16.421734	18.316518	11.54%	0
2015	17.258379	16.421734	-4.85%	0
2014	17.225362	17.258379	0.19%	0
2013	16.466308	17.225362	4.61%	0
2012	14.713118	16.466308	11.92%	0
2011	14.504876	14.713118	1.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.281999	14.802323	3.64%	0
2019	13.755668	14.281999	3.83%	0
2018	14.088054	13.755668	-2.36%	0
2017	14.124378	14.088054	-0.26%	0
2016	14.349535	14.124378	-1.57%	0
2015	14.703357	14.349535	-2.41%	0
2014	14.391910	14.703357	2.16%	0
2013	15.353424	14.391910	-6.26%	0
2012	15.249621	15.353424	0.68%	0
2011	14.551829	15.249621	4.80%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.427029	8.253254	-2.06%	0
2019	8.474444	8.427029	-0.56%	0
2018	8.556062	8.474444	-0.95%	0
2017	8.720172	8.556062	-1.88%	0
2016	8.924213	8.720172	-2.29%	0
2015	9.134303	8.924213	-2.30%	0
2014	9.349334	9.134303	-2.30%	0
2013	9.569429	9.349334	-2.30%	0
2012	9.795326	9.569429	-2.31%	0
2011	10.025275	9.795326	-2.29%	0
1140

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.431286	14.165375	5.47%	0
2019	11.540743	13.431286	16.38%	0
2018	13.822789	11.540743	-16.51%	0
2017	11.099859	13.822789	24.53%	0
2016	11.262577	11.099859	-1.44%	0
2015	11.891316	11.262577	-5.29%	0
2014	12.226128	11.891316	-2.74%	0
2013	10.620004	12.226128	15.12%	0
2012	9.402944	10.620004	12.94%	0
2011	10.665436	9.402944	-11.84%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.299031	10.779294	4.66%	0
2019	8.697426	10.299031	18.41%	0
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	21.873776	24.109676	10.22%	0
2019	18.094460	21.873776	20.89%	0
2018	20.322482	18.094460	-10.96%	0
2017	17.562694	20.322482	15.71%	0
2016	16.420309	17.562694	6.96%	0
2015	16.976344	16.420309	-3.28%	0
2014	16.550880	16.976344	2.57%	0
2013	13.312901	16.550880	24.32%	0
2012	11.757227	13.312901	13.23%	0
2011	12.525937	11.757227	-6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.897078	18.061317	6.89%	0
2019	14.994483	16.897078	12.69%	0
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
1141

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.584043	22.447308	9.05%	0
2019	17.565843	20.584043	17.18%	0
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.144907	13.705005	4.26%	0
2019	12.283361	13.144907	7.01%	0
2018	12.805067	12.283361	-4.07%	0
2017	12.400951	12.805067	3.26%	0
2016	12.173040	12.400951	1.87%	0
2015	12.426721	12.173040	-2.04%	0
2014	12.242966	12.426721	1.50%	0
2013	11.953605	12.242966	2.42%	0
2012	11.633601	11.953605	2.75%	0
2011	11.567763	11.633601	0.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.734812	11.987752	2.16%	0
2019	10.629409	11.734812	10.40%	0
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.287614	12.764692	3.88%	0
2019	10.912834	12.287614	12.60%	0
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
1142

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	18.126386	19.541506	7.81%	0
2019	15.756967	18.126386	15.04%	0
2018	17.101410	15.756967	-7.86%	0
2017	15.499235	17.101410	10.34%	0
2016	14.805518	15.499235	4.69%	0
2015	15.204973	14.805518	-2.63%	0
2014	14.796297	15.204973	2.76%	0
2013	12.985396	14.796297	13.95%	0
2012	11.994903	12.985396	8.26%	0
2011	12.281642	11.994903	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.577328	22.582665	9.75%	0
2019	17.288029	20.577328	19.03%	0
2018	19.179330	17.288029	-9.86%	0
2017	16.823508	19.179330	14.00%	0
2016	15.872217	16.823508	5.99%	0
2015	16.365345	15.872217	-3.01%	0
2014	15.959500	16.365345	2.54%	0
2013	13.348095	15.959500	19.56%	0
2012	12.010385	13.348095	11.14%	0
2011	12.559656	12.010385	-4.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.774133	16.729443	6.06%	0
2019	14.227174	15.774133	10.87%	0
2018	15.128587	14.227174	-5.96%	0
2017	14.177739	15.128587	6.71%	0
2016	13.727679	14.177739	3.28%	0
2015	14.055158	13.727679	-2.33%	0
2014	13.735067	14.055158	2.33%	0
2013	12.723094	13.735067	7.95%	0
2012	12.054186	12.723094	5.55%	0
2011	12.087988	12.054186	-0.28%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.402548	10.887426	4.66%	0
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.701329	12.103004	13.10%	0
2019*	10.000000	10.701329	7.01%	0
1143

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.286388	27.055301	27.10%	0
2019	16.691536	21.286388	27.53%	0
2018	17.629248	16.691536	-5.32%	0
2017	13.857353	17.629248	27.22%	0
2016	13.878738	13.857353	-0.15%	0
2015	13.733801	13.878738	1.06%	0
2014	12.728750	13.733801	7.90%	0
2013	9.669105	12.728750	31.64%	0
2012	8.506085	9.669105	13.67%	0
2011	8.966496	8.506085	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.444425	13.020449	4.63%	0
2019	10.706343	12.444425	16.23%	0
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.319520	14.966879	4.52%	0
2019	12.015283	14.319520	19.18%	0
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	36.043999	41.869973	16.16%	0
2019	26.808174	36.043999	34.45%	0
2018	27.796751	26.808174	-3.56%	0
2017	22.345720	27.796751	24.39%	0
2016	22.068664	22.345720	1.26%	0
2015	21.493519	22.068664	2.68%	0
2014	20.220164	21.493519	6.30%	0
2013	15.139307	20.220164	33.56%	0
2012	13.056767	15.139307	15.95%	0
2011	13.668824	13.056767	-4.48%	0
1144

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	27.615710	27.383142	-0.84%	0
2019	22.264571	27.615710	24.03%	0
2018	25.142254	22.264571	-11.45%	0
2017	23.678173	25.142254	6.18%	0
2016	20.121421	23.678173	17.68%	0
2015	21.515063	20.121421	-6.48%	0
2014	19.467622	21.515063	10.52%	0
2013	15.106766	19.467622	28.87%	0
2012	13.485850	15.106766	12.02%	0
2011	13.713996	13.485850	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.772008	17.72%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.767446	17.67%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.900410	37.464508	10.51%	0
2019	27.614809	33.900410	22.76%	0
2018	31.900455	27.614809	-13.43%	0
2017	28.199479	31.900455	13.12%	0
2016	23.993242	28.199479	17.53%	0
2015	25.196652	23.993242	-4.78%	0
2014	23.569496	25.196652	6.90%	0
2013	18.131834	23.569496	29.99%	0
2012	15.799071	18.131834	14.77%	0
2011	16.592460	15.799071	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.284388	19.590915	-3.42%	0
2019	16.764234	20.284388	21.00%	0
2018	19.760916	16.764234	-15.16%	0
2017	17.766065	19.760916	11.23%	0
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
1145

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	13.438695	18.498319	37.65%	0
2019	10.135406	13.438695	32.59%	0
2018	11.270344	10.135406	-10.07%	0
2017	9.233371	11.270344	22.06%	0
2016	8.725479	9.233371	5.82%	0
2015	8.863891	8.725479	-1.56%	0
2014	8.824475	8.863891	0.45%	0
2013	6.259642	8.824475	40.97%	0
2012	5.648339	6.259642	10.82%	0
2011	5.818780	5.648339	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	32.443462	33.330475	2.73%	0
2019	27.905026	32.443462	16.26%	0
2018	34.397600	27.905026	-18.88%	0
2017	32.279417	34.397600	6.56%	0
2016	26.233881	32.279417	23.04%	0
2015	28.572374	26.233881	-8.18%	0
2014	27.326138	28.572374	4.56%	0
2013	19.920832	27.326138	37.17%	0
2012	16.929507	19.920832	17.67%	0
2011	18.252844	16.929507	-7.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	26.093206	31.277466	19.87%	0
2019	21.255711	26.093206	22.76%	0
2018	24.905866	21.255711	-14.66%	0
2017	22.460985	24.905866	10.89%	0
2016	18.715079	22.460985	20.02%	0
2015	19.474174	18.715079	-3.90%	0
2014	19.771529	19.474174	-1.50%	0
2013	14.361710	19.771529	37.67%	0
2012	12.727479	14.361710	12.84%	0
2011	13.793316	12.727479	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	18.940931	21.012746	10.94%	0
2019	15.137426	18.940931	25.13%	0
2018	16.271344	15.137426	-6.97%	0
2017	13.338038	16.271344	21.99%	0
2016	12.016599	13.338038	11.00%	0
2015	12.433747	12.016599	-3.35%	0
2014	11.938582	12.433747	4.15%	0
2013	8.496356	11.938582	40.51%	0
2012	7.436868	8.496356	14.25%	0
2011	8.612296	7.436868	-13.65%	0
1146

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.481415	17.152270	10.79%	0
2019	12.371191	15.481415	25.14%	0
2018	13.331739	12.371191	-7.20%	0
2017	10.936658	13.331739	21.90%	0
2016*	10.000000	10.936658	9.37%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.602456	21.710358	10.75%	0
2019	15.922758	19.602456	23.11%	0
2018	17.301707	15.922758	-7.97%	0
2017	14.928302	17.301707	15.90%	0
2016	13.875641	14.928302	7.59%	0
2015	14.248456	13.875641	-2.62%	0
2014	13.185811	14.248456	8.06%	0
2013	9.725722	13.185811	35.58%	0
2012	8.928537	9.725722	8.93%	0
2011	9.438444	8.928537	-5.40%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.311876	15.078075	-7.56%	0
2019	12.773904	16.311876	27.70%	0
2018	13.610271	12.773904	-6.15%	0
2017	13.079877	13.610271	4.06%	0
2016	12.470413	13.079877	4.89%	0
2015	13.486556	12.470413	-7.53%	0
2014	10.710194	13.486556	25.92%	0
2013	10.638388	10.710194	0.67%	0
2012	9.404685	10.638388	13.12%	0
2011	9.038031	9.404685	4.06%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.205198	32.05%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.387192	22.322597	15.14%	0
2019	15.166280	19.387192	27.83%	0
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
1147

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.550861	9.595453	0.47%	0
2019	9.391826	9.550861	1.69%	0
2018	9.535930	9.391826	-1.51%	0
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.509242	19.245597	16.57%	0
2019	13.522593	16.509242	22.09%	0
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.303212	33.489054	57.20%	0
2019	15.886342	21.303212	34.10%	0
2018	17.458722	15.886342	-9.01%	0
2017	13.988339	17.458722	24.81%	0
2016	13.447295	13.988339	4.02%	0
2015	13.789437	13.447295	-2.48%	0
2014	13.566688	13.789437	1.64%	0
2013	9.993789	13.566688	35.75%	0
2012	8.902746	9.993789	12.26%	0
2011	9.514353	8.902746	-6.43%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	13.997584	19.106434	36.50%	0
2019	10.814430	13.997584	29.43%	0
2018	11.847541	10.814430	-8.72%	0
2017	9.734499	11.847541	21.71%	0
2016	9.564961	9.734499	1.77%	0
2015*	10.000000	9.564961	-4.35%	0
1148

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.991769	9.088735	1.08%	0
2019	8.876207	8.991769	1.30%	0
2018	8.994502	8.876207	-1.32%	0
2017	9.124356	8.994502	-1.42%	0
2016	9.226064	9.124356	-1.10%	0
2015	9.425928	9.226064	-2.12%	0
2014	9.589340	9.425928	-1.70%	0
2013	9.754922	9.589340	-1.70%	0
2012	9.545571	9.754922	2.19%	0
2011	9.741539	9.545571	-2.01%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.381544	29.648877	16.81%	0
2019	20.637061	25.381544	22.99%	0
2018	22.408880	20.637061	-7.91%	0
2017	19.365759	22.408880	15.71%	0
2016	18.041132	19.365759	7.34%	0
2015	18.551864	18.041132	-2.75%	0
2014	17.202627	18.551864	7.84%	0
2013	12.795737	17.202627	34.44%	0
2012	11.801894	12.795737	8.42%	0
2011	12.463109	11.801894	-5.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.075268	11.676248	5.43%	0
2019	10.144630	11.075268	9.17%	0
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.356582	11.825426	4.13%	0
2019	10.138399	11.356582	12.02%	0
2018	10.904585	10.138399	-7.03%	0
2017	10.166305	10.904585	7.26%	0
2016	9.190601	10.166305	10.62%	0
2015	9.634842	9.190601	-4.61%	0
2014*	10.000000	9.634842	-3.65%	0
1149

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.853617	11.734611	8.12%	0
2019	10.390363	10.853617	4.46%	0
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.421349	10.475870	0.52%	0
2019	10.263946	10.421349	1.53%	0
2018	10.482050	10.263946	-2.08%	0
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.525012	13.670615	9.15%	0
2019	11.822617	12.525012	5.94%	0
2018	12.376373	11.822617	-4.47%	0
2017	12.219449	12.376373	1.28%	0
2016	11.889611	12.219449	2.77%	0
2015	12.507793	11.889611	-4.94%	0
2014	12.418357	12.507793	0.72%	0
2013	14.001250	12.418357	-11.31%	0
2012	13.178063	14.001250	6.25%	0
2011	12.078057	13.178063	9.11%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.982935	9.962089	-0.21%	0
2019	9.949682	9.982935	0.33%	0
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
1150

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.493309	15.383198	6.14%	0
2019	13.690659	14.493309	5.86%	0
2018	14.090222	13.690659	-2.84%	0
2017	13.744569	14.090222	2.51%	0
2016	13.699315	13.744569	0.33%	0
2015	13.961011	13.699315	-1.87%	0
2014	13.704371	13.961011	1.87%	0
2013	14.306771	13.704371	-4.21%	0
2012	13.361723	14.306771	7.07%	0
2011	13.199599	13.361723	1.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.693682	11.339036	6.03%	0
2019	10.111502	10.693682	5.76%	0
2018	10.417010	10.111502	-2.93%	0
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.672035	12.782876	9.52%	0
2019	9.545733	11.672035	22.27%	0
2018	12.080999	9.545733	-20.99%	0
2017	9.768081	12.080999	23.68%	0
2016*	10.000000	9.768081	-2.32%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.412754	34.13%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.815432	28.15%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	12.953260	15.666671	20.95%	0
2019	11.089986	12.953260	16.80%	0
2018	12.481666	11.089986	-11.15%	0
2017	12.144959	12.481666	2.77%	0
2016	10.383261	12.144959	16.97%	0
2015	12.140264	10.383261	-14.47%	0
2014	12.887292	12.140264	-5.80%	0
2013	10.902512	12.887292	18.20%	0
2012	10.371082	10.902512	5.12%	0
2011	12.076276	10.371082	-14.12%	0
1151

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.238829	50.820275	26.30%	0
2019	32.019027	40.238829	25.67%	0
2018	32.498694	32.019027	-1.48%	0
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	22.551599	25.833298	14.55%	0
2019	17.674665	22.551599	27.59%	0
2018	23.647420	17.674665	-25.26%	0
2017	16.024115	23.647420	47.57%	0
2016	16.383477	16.024115	-2.19%	0
2015	19.497656	16.383477	-15.97%	0
2014	20.039962	19.497656	-2.71%	0
2013	18.310689	20.039962	9.44%	0
2012	14.438709	18.310689	26.82%	0
2011	19.900309	14.438709	-27.44%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.391273	6.258978	16.09%	0
2019	4.946998	5.391273	8.98%	0
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	19.035473	22.152050	16.37%	0
2019	17.416402	19.035473	9.30%	0
2018	24.858495	17.416402	-29.94%	0
2017	25.881477	24.858495	-3.95%	0
2016	18.432201	25.881477	40.41%	0
2015	28.348881	18.432201	-34.98%	0
2014	35.869658	28.348881	-20.97%	0
2013	33.215226	35.869658	7.99%	0
2012	32.885662	33.215226	1.00%	0
2011	40.286290	32.885662	-18.37%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.721280	10.312280	-3.81%	0
2019*	10.000000	10.721280	7.21%	0
1152

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.991923	50.860093	54.16%	0
2019	27.051874	32.991923	21.96%	0
2018	27.334712	27.051874	-1.03%	0
2017	22.228324	27.334712	22.97%	0
2016	21.114461	22.228324	5.28%	0
2015	22.253092	21.114461	-5.12%	0
2014	23.212981	22.253092	-4.14%	0
2013	15.815032	23.212981	46.78%	0
2012	15.007050	15.815032	5.38%	0
2011	16.099742	15.007050	-6.79%	0
1153

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.399526	12.696678	2.40%	0
2019	11.018585	12.399526	12.53%	0
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.672196	8.655618	-0.19%	0
2019	7.604178	8.672196	14.05%	0
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	28.879170	29.061495	0.63%	0
2019	24.665155	28.879170	17.08%	0
2018	29.824141	24.665155	-17.30%	0
2017	27.062204	29.824141	10.21%	0
2016	22.206100	27.062204	21.87%	0
2015	24.113652	22.206100	-7.91%	0
2014	22.666258	24.113652	6.39%	0
2013	16.864440	22.666258	34.40%	0
2012	14.578669	16.864440	15.68%	0
2011	16.337567	14.578669	-10.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.995354	12.832690	6.98%	0
2019	11.279822	11.995354	6.34%	0
2018	11.887884	11.279822	-5.11%	0
2017	11.742038	11.887884	1.24%	0
2016	11.518467	11.742038	1.94%	0
2015	12.094224	11.518467	-4.76%	0
2014	11.989652	12.094224	0.87%	0
2013	13.415844	11.989652	-10.63%	0
2012	12.794510	13.415844	4.86%	0
2011	11.724458	12.794510	9.13%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	17.938973	19.586002	9.18%	0
2019	14.821061	17.938973	21.04%	0
2018	16.299199	14.821061	-9.07%	0
2017	13.852336	16.299199	17.66%	0
2016	12.499318	13.852336	10.82%	0
2015	13.562453	12.499318	-7.84%	0
2014	12.345221	13.562453	9.86%	0
2013	9.307895	12.345221	32.63%	0
2012	8.307496	9.307895	12.04%	0
2011	8.250235	8.307496	0.69%	0
1154

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	10.171944	12.503577	22.92%	0
2019	8.111373	10.171944	25.40%	0
2018	9.799389	8.111373	-17.23%	0
2017	7.647788	9.799389	28.13%	0
2016	8.287000	7.647788	-7.71%	0
2015	8.422596	8.287000	-1.61%	0
2014	9.127990	8.422596	-7.73%	0
2013	7.636196	9.127990	19.54%	0
2012	6.454479	7.636196	18.31%	0
2011	7.514553	6.454479	-14.11%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	24.591620	24.304294	-1.17%	0
2019	19.499219	24.591620	26.12%	0
2018	22.912323	19.499219	-14.90%	0
2017	21.005583	22.912323	9.08%	0
2016	17.508066	21.005583	19.98%	0
2015	18.190079	17.508066	-3.75%	0
2014	16.000045	18.190079	13.69%	0
2013	12.592583	16.000045	27.06%	0
2012	11.086180	12.592583	13.59%	0
2011	11.431735	11.086180	-3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	32.054304	31.606725	-1.40%	0
2019	25.839883	32.054304	24.05%	0
2018	29.131119	25.839883	-11.30%	0
2017	27.430574	29.131119	6.20%	0
2016	23.314002	27.430574	17.66%	0
2015	24.840009	23.314002	-6.14%	0
2014	22.495320	24.840009	10.42%	0
2013	17.488003	22.495320	28.63%	0
2012	15.631448	17.488003	11.88%	0
2011	15.846112	15.631448	-1.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	18.459138	23.933973	29.66%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.216622	11.721090	4.50%	0
2019	10.000270	11.216622	12.16%	0
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
1155

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.132856	10.740057	5.99%	0
2019	9.507080	10.132856	6.58%	0
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.068469	14.228302	1.14%	0
2019	11.303041	14.068469	24.47%	0
2018	12.503995	11.303041	-9.60%	0
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.300594	19.214010	17.87%	0
2019	14.175846	16.300594	14.99%	0
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.533280	13.198932	5.31%	0
2019	10.708681	12.533280	17.04%	0
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	29.652572	32.035959	8.04%	0
2019	24.846908	29.652572	19.34%	0
2018	27.957843	24.846908	-11.13%	0
2017	25.469605	27.957843	9.77%	0
2016	20.743869	25.469605	22.78%	0
2015	21.749810	20.743869	-4.63%	0
2014	21.188100	21.749810	2.65%	0
2013	15.419589	21.188100	37.41%	0
2012	13.643738	15.419589	13.02%	0
2011	13.893248	13.643738	-1.80%	0
1156

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	19.607613	22.594898	15.24%	0
2019	15.306278	19.607613	28.10%	0
2018	16.438800	15.306278	-6.89%	0
2017	13.849917	16.438800	18.69%	0
2016	12.695931	13.849917	9.09%	0
2015	12.859106	12.695931	-1.27%	0
2014	11.609956	12.859106	10.76%	0
2013	9.005076	11.609956	28.93%	0
2012	7.968242	9.005076	13.01%	0
2011	8.009206	7.968242	-0.51%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	13.808658	16.739919	21.23%	0
2019	10.524739	13.808658	31.20%	0
2018	11.275864	10.524739	-6.66%	0
2017	10.011275	11.275864	12.63%	0
2016	9.288014	10.011275	7.79%	0
2015	9.825455	9.288014	-5.47%	0
2014	8.868801	9.825455	10.79%	0
2013	6.760338	8.868801	31.19%	0
2012	6.183003	6.760338	9.34%	0
2011	6.274937	6.183003	-1.47%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	20.699510	25.001562	20.78%	0
2019	15.575300	20.699510	32.90%	0
2018	17.125851	15.575300	-9.05%	0
2017	13.772306	17.125851	24.35%	0
2016	13.069763	13.772306	5.38%	0
2015	13.723072	13.069763	-4.76%	0
2014	13.001296	13.723072	5.55%	0
2013	10.993950	13.001296	18.26%	0
2012	10.195678	10.993950	7.83%	0
2011	9.577347	10.195678	6.46%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	18.261768	21.380146	17.08%	0
2019	15.356759	18.261768	18.92%	0
2018	19.436710	15.356759	-20.99%	0
2017	15.963238	19.436710	21.76%	0
2016	13.962680	15.963238	14.33%	0
2015	14.631887	13.962680	-4.57%	0
2014	14.748940	14.631887	-0.79%	0
2013	10.167416	14.748940	45.06%	0
2012	8.636662	10.167416	17.72%	0
2011	10.265604	8.636662	-15.87%	0
1157

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.809571	11.221272	3.81%	0
2019	9.500005	10.809571	13.78%	0
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.169896	15.446153	-4.48%	0
2019	12.965100	16.169896	24.72%	0
2018	15.988075	12.965100	-18.91%	0
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.430623	10.389131	-0.40%	0
2019	9.975494	10.430623	4.56%	0
2018	10.225676	9.975494	-2.45%	0
2017	10.122618	10.225676	1.02%	0
2016	9.514410	10.122618	6.39%	0
2015	9.841030	9.514410	-3.32%	0
2014*	10.000000	9.841030	-1.59%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.454637	17.372599	5.58%	0
2019	15.396594	16.454637	6.87%	0
2018	15.863241	15.396594	-2.94%	0
2017	15.613817	15.863241	1.60%	0
2016	15.399602	15.613817	1.39%	0
2015	15.808707	15.399602	-2.59%	0
2014	15.597507	15.808707	1.35%	0
2013	15.809260	15.597507	-1.34%	0
2012	14.756067	15.809260	7.14%	0
2011	14.774451	14.756067	-0.12%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.327527	13.198925	27.80%	0
2019	8.186190	10.327527	26.16%	0
2018*	10.000000	8.186190	-18.14%	0
1158

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.173247	16.652951	9.75%	0
2019	13.395218	15.173247	13.27%	0
2018	14.306627	13.395218	-6.37%	0
2017	12.965506	14.306627	10.34%	0
2016	12.611094	12.965506	2.81%	0
2015	12.955011	12.611094	-2.65%	0
2014	12.713796	12.955011	1.90%	0
2013	11.481959	12.713796	10.73%	0
2012	10.528613	11.481959	9.05%	0
2011	10.812150	10.528613	-2.62%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	15.825797	17.759060	12.22%	0
2019	13.504488	15.825797	17.19%	0
2018	14.710662	13.504488	-8.20%	0
2017	12.933343	14.710662	13.74%	0
2016	12.489060	12.933343	3.56%	0
2015	12.836687	12.489060	-2.71%	0
2014	12.559800	12.836687	2.20%	0
2013	11.092232	12.559800	13.23%	0
2012	10.036214	11.092232	10.52%	0
2011	10.394135	10.036214	-3.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	16.982834	19.362794	14.01%	0
2019	13.983189	16.982834	21.45%	0
2018	15.547542	13.983189	-10.06%	0
2017	13.177301	15.547542	17.99%	0
2016	12.667571	13.177301	4.02%	0
2015	13.016185	12.667571	-2.68%	0
2014	12.711495	13.016185	2.40%	0
2013	10.714071	12.711495	18.64%	0
2012	9.501448	10.714071	12.76%	0
2011	9.999251	9.501448	-4.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.286638	15.845394	19.26%	0
2019	10.962656	13.286638	21.20%	0
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
1159

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	25.686070	32.715572	27.37%	0
2019	20.010849	25.686070	28.36%	0
2018	21.917100	20.010849	-8.70%	0
2017	18.431591	21.917100	18.91%	0
2016	17.490120	18.431591	5.38%	0
2015	17.811701	17.490120	-1.81%	0
2014	16.312714	17.811701	9.19%	0
2013	12.737820	16.312714	28.07%	0
2012	11.215928	12.737820	13.57%	0
2011	11.796387	11.215928	-4.92%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	31.127415	39.586274	27.17%	0
2019	24.282148	31.127415	28.19%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.291415	4.778630	-34.46%	0
2019	6.798910	7.291415	7.24%	0
2018	9.256101	6.798910	-26.55%	0
2017	9.748797	9.256101	-5.05%	0
2016	7.477404	9.748797	30.38%	0
2015	9.662667	7.477404	-22.62%	0
2014	11.343607	9.662667	-14.82%	0
2013	9.357170	11.343607	21.23%	0
2012	9.149728	9.357170	2.27%	0
2011	9.883428	9.149728	-7.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.547353	22.418210	4.04%	0
2019	17.330313	21.547353	24.33%	0
2018	19.377669	17.330313	-10.57%	0
2017	17.590214	19.377669	10.16%	0
2016	15.277214	17.590214	15.14%	0
2015	16.311868	15.277214	-6.34%	0
2014	15.374999	16.311868	6.09%	0
2013	12.299475	15.374999	25.01%	0
2012	10.748675	12.299475	14.43%	0
2011	10.913116	10.748675	-1.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.298193	15.022454	5.07%	0
2019	11.290991	14.298193	26.63%	0
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
1160

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	23.919933	39.358103	64.54%	0
2019	17.409906	23.919933	37.39%	0
2018	15.871762	17.409906	9.69%	0
2017	12.092489	15.871762	31.25%	0
2016	12.352178	12.092489	-2.10%	0
2015	11.992111	12.352178	3.00%	0
2014	10.954806	11.992111	9.47%	0
2013	8.142278	10.954806	34.54%	0
2012	6.980115	8.142278	16.65%	0
2011	6.995204	6.980115	-0.22%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	17.413023	24.443392	40.37%	0
2019	13.289147	17.413023	31.03%	0
2018	13.648437	13.289147	-2.63%	0
2017	10.352189	13.648437	31.84%	0
2016	10.525531	10.352189	-1.65%	0
2015	10.068713	10.525531	4.54%	0
2014	9.273472	10.068713	8.58%	0
2013	6.972286	9.273472	33.00%	0
2012	6.233716	6.972286	11.85%	0
2011	6.374424	6.233716	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.773047	14.807983	0.24%	0
2019	13.164352	14.773047	12.22%	0
2018	13.986531	13.164352	-5.88%	0
2017	13.376302	13.986531	4.56%	0
2016	11.975995	13.376302	11.69%	0
2015	12.742852	11.975995	-6.02%	0
2014	12.910779	12.742852	-1.30%	0
2013	12.487931	12.910779	3.39%	0
2012	11.199315	12.487931	11.51%	0
2011	11.034927	11.199315	1.49%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.278775	14.166870	6.69%	0
2019	12.409349	13.278775	7.01%	0
2018	12.790509	12.409349	-2.98%	0
2017	12.574564	12.790509	1.72%	0
2016	12.306765	12.574564	2.18%	0
2015	12.692545	12.306765	-3.04%	0
2014	12.290771	12.692545	3.27%	0
2013	12.828995	12.290771	-4.20%	0
2012	12.421897	12.828995	3.28%	0
2011	11.864708	12.421897	4.70%	0
1161

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	18.787957	21.655999	15.27%	0
2019	15.598163	18.787957	20.45%	0
2018	18.715800	15.598163	-16.66%	0
2017	15.877514	18.715800	17.88%	0
2016	14.501961	15.877514	9.49%	0
2015	15.077141	14.501961	-3.81%	0
2014	14.539123	15.077141	3.70%	0
2013	10.942616	14.539123	32.87%	0
2012	9.766033	10.942616	12.05%	0
2011	11.201096	9.766033	-12.81%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	11.740254	13.240681	12.78%	0
2019	9.416755	11.740254	24.67%	0
2018	11.331462	9.416755	-16.90%	0
2017	8.918466	11.331462	27.06%	0
2016	9.625506	8.918466	-7.35%	0
2015	9.524736	9.625506	1.06%	0
2014	10.620778	9.524736	-10.32%	0
2013	8.342136	10.620778	27.31%	0
2012	7.087460	8.342136	17.70%	0
2011	8.768508	7.087460	-19.17%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.105945	10.108347	-8.98%	0
2019	9.250308	11.105945	20.06%	0
2018	10.128042	9.250308	-8.67%	0
2017*	10.000000	10.128042	1.28%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	24.573715	25.958721	5.64%	0
2019	18.739047	24.573715	31.14%	0
2018	23.216464	18.739047	-19.29%	0
2017	19.942356	23.216464	16.42%	0
2016	18.652918	19.942356	6.91%	0
2015	19.703801	18.652918	-5.33%	0
2014	18.912332	19.703801	4.18%	0
2013	14.847014	18.912332	27.38%	0
2012	11.962979	14.847014	24.11%	0
2011	13.439599	11.962979	-10.99%	0
1162

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.476356	14.705063	9.12%	0
2019	11.514029	13.476356	17.04%	0
2018	13.052139	11.514029	-11.78%	0
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	16.037877	15.769585	-1.67%	0
2019	14.151254	16.037877	13.33%	0
2018	15.145641	14.151254	-6.57%	0
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	18.377051	18.876333	2.72%	0
2019	14.894770	18.377051	23.38%	0
2018	17.510145	14.894770	-14.94%	0
2017	16.204257	17.510145	8.06%	0
2016	12.745440	16.204257	27.14%	0
2015	14.093327	12.745440	-9.56%	0
2014	14.350642	14.093327	-1.79%	0
2013	10.786830	14.350642	33.04%	0
2012	9.331188	10.786830	15.60%	0
2011	9.928678	9.331188	-6.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.653577	13.335133	14.43%	0
2019	9.419335	11.653577	23.72%	0
2018	11.457143	9.419335	-17.79%	0
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
1163

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	14.988278	14.501949	-3.24%	0
2019	13.602715	14.988278	10.19%	0
2018	16.442732	13.602715	-17.27%	0
2017	14.388281	16.442732	14.28%	0
2016	13.706945	14.388281	4.97%	0
2015	14.982084	13.706945	-8.51%	0
2014	17.217226	14.982084	-12.98%	0
2013	14.302596	17.217226	20.38%	0
2012	12.350767	14.302596	15.80%	0
2011	14.122701	12.350767	-12.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.493297	8.197628	-3.48%	0
2019	7.729288	8.493297	9.88%	0
2018	9.362154	7.729288	-17.44%	0
2017	8.215358	9.362154	13.96%	0
2016	7.849318	8.215358	4.66%	0
2015	8.596445	7.849318	-8.69%	0
2014*	10.000000	8.596445	-14.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.201823	8.510983	-7.51%	0
2019	9.237326	9.201823	-0.38%	0
2018	9.281048	9.237326	-0.47%	0
2017	9.324219	9.281048	-0.46%	0
2016	9.275421	9.324219	0.53%	0
2015	9.925989	9.275421	-6.55%	0
2014*	10.000000	9.925989	-0.74%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.074929	12.276211	1.67%	0
2019	11.046882	12.074929	9.31%	0
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.923804	10.341751	4.21%	0
2019	9.338745	9.923804	6.26%	0
2018*	10.000000	9.338745	-6.61%	0
1164

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.351195	9.806084	4.86%	0
2019	9.119071	9.351195	2.55%	0
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.611258	14.175205	4.14%	0
2019	11.481594	13.611258	18.55%	0
2018	12.805650	11.481594	-10.34%	0
2017	11.396788	12.805650	12.36%	0
2016	10.573167	11.396788	7.79%	0
2015	10.900253	10.573167	-3.00%	0
2014	10.630603	10.900253	2.54%	0
2013	9.126306	10.630603	16.48%	0
2012	8.017840	9.126306	13.82%	0
2011	9.751936	8.017840	-17.78%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	19.748097	25.475477	29.00%	0
2019	15.239517	19.748097	29.58%	0
2018	16.801789	15.239517	-9.30%	0
2017	13.800375	16.801789	21.75%	0
2016	13.006110	13.800375	6.11%	0
2015	13.329723	13.006110	-2.43%	0
2014	12.074793	13.329723	10.39%	0
2013	9.473798	12.074793	27.45%	0
2012	8.379141	9.473798	13.06%	0
2011	8.968432	8.379141	-6.57%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	16.788271	18.457303	9.94%	0
2019	14.313794	16.788271	17.29%	0
2018	15.551015	14.313794	-7.96%	0
2017	13.921210	15.551015	11.71%	0
2016	13.197505	13.921210	5.48%	0
2015	13.500662	13.197505	-2.25%	0
2014	12.956130	13.500662	4.20%	0
2013	11.604845	12.956130	11.64%	0
2012	10.490845	11.604845	10.62%	0
2011	10.672985	10.490845	-1.71%	0
1165

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.196114	19.096566	-0.52%	0
2019	15.886625	19.196114	20.83%	0
2018	18.205574	15.886625	-12.74%	0
2017	16.242496	18.205574	12.09%	0
2016	13.553542	16.242496	19.84%	0
2015	14.564393	13.553542	-6.94%	0
2014	13.859978	14.564393	5.08%	0
2013	10.654663	13.859978	30.08%	0
2012	9.447042	10.654663	12.78%	0
2011	10.113549	9.447042	-6.59%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	17.862294	18.252097	2.18%	0
2019	16.374625	17.862294	9.09%	0
2018	17.491889	16.374625	-6.39%	0
2017	16.860606	17.491889	3.74%	0
2016	14.691416	16.860606	14.77%	0
2015	15.664167	14.691416	-6.21%	0
2014	15.647797	15.664167	0.10%	0
2013	14.922670	15.647797	4.86%	0
2012	13.304570	14.922670	12.16%	0
2011	13.628997	13.304570	-2.38%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	20.483289	19.807751	-3.30%	0
2019	17.112521	20.483289	19.70%	0
2018	20.068544	17.112521	-14.73%	0
2017	19.817259	20.068544	1.27%	0
2016	16.028211	19.817259	23.64%	0
2015	17.577341	16.028211	-8.81%	0
2014	18.252582	17.577341	-3.70%	0
2013	13.664027	18.252582	33.58%	0
2012	11.709352	13.664027	16.69%	0
2011	12.569905	11.709352	-6.85%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	20.931273	21.318522	1.85%	0
2019	16.917742	20.931273	23.72%	0
2018	19.910738	16.917742	-15.03%	0
2017	17.930431	19.910738	11.04%	0
2016	14.485203	17.930431	23.78%	0
2015	15.915132	14.485203	-8.98%	0
2014	16.150720	15.915132	-1.46%	0
2013	12.405295	16.150720	30.19%	0
2012	10.847528	12.405295	14.36%	0
2011	12.008085	10.847528	-9.66%	0
1166

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.237599	24.764089	28.73%	0
2019	15.675049	19.237599	22.73%	0
2018	17.899107	15.675049	-12.43%	0
2017	14.976627	17.899107	19.51%	0
2016	13.517222	14.976627	10.80%	0
2015	14.024110	13.517222	-3.61%	0
2014	13.199858	14.024110	6.24%	0
2013	9.563827	13.199858	38.02%	0
2012	8.780011	9.563827	8.93%	0
2011	9.170562	8.780011	-4.26%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	21.863503	29.436007	34.64%	0
2019	16.718385	21.863503	30.78%	0
2018	17.768885	16.718385	-5.91%	0
2017	13.984706	17.768885	27.06%	0
2016	13.171584	13.984706	6.17%	0
2015	12.786523	13.171584	3.01%	0
2014	11.362818	12.786523	12.53%	0
2013	9.071327	11.362818	25.26%	0
2012	8.391062	9.071327	8.11%	0
2011	8.980699	8.391062	-6.57%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.248752	30.928330	39.01%	0
2019	16.660367	22.248752	33.54%	0
2018	17.705414	16.660367	-5.90%	0
2017	14.237333	17.705414	24.36%	0
2016	14.255708	14.237333	-0.13%	0
2015	13.902721	14.255708	2.54%	0
2014	13.129240	13.902721	5.89%	0
2013	9.594200	13.129240	36.85%	0
2012*	10.000000	9.594200	-4.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.258460	33.637379	38.66%	0
2019	18.209163	24.258460	33.22%	0
2018	19.404919	18.209163	-6.16%	0
2017	15.642594	19.404919	24.05%	0
2016	15.701303	15.642594	-0.37%	0
2015	15.350048	15.701303	2.29%	0
2014	14.532361	15.350048	5.63%	0
2013	10.645474	14.532361	36.51%	0
2012	9.614219	10.645474	10.73%	0
1167

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	17.209378	22.953919	33.38%	0
2019	12.939764	17.209378	33.00%	0
2018	14.058442	12.939764	-7.96%	0
2017	11.350039	14.058442	23.86%	0
2016	11.884168	11.350039	-4.49%	0
2015	11.753675	11.884168	1.11%	0
2014	10.429454	11.753675	12.70%	0
2013	8.232131	10.429454	26.69%	0
2012	7.387631	8.232131	11.43%	0
2011	7.652986	7.387631	-3.47%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	21.128328	23.489410	11.17%	0
2019	16.777281	21.128328	25.93%	0
2018	18.965373	16.777281	-11.54%	0
2017	17.159609	18.965373	10.52%	0
2016	15.935752	17.159609	7.68%	0
2015	17.318638	15.935752	-7.98%	0
2014	16.399496	17.318638	5.60%	0
2013	12.993483	16.399496	26.21%	0
2012	11.684801	12.993483	11.20%	0
2011	11.972993	11.684801	-2.41%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	11.920006	16.376159	37.38%	0
2019	8.759003	11.920006	36.09%	0
2018	9.552102	8.759003	-8.30%	0
2017	7.594597	9.552102	25.77%	0
2016	7.599466	7.594597	-0.06%	0
2015	7.300096	7.599466	4.10%	0
2014	7.067024	7.300096	3.30%	0
2013	5.321932	7.067024	32.79%	0
2012	4.680501	5.321932	13.70%	0
2011	4.740964	4.680501	-1.28%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.558002	45.58%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.658681	16.812517	7.37%	0
2019	13.322281	15.658681	17.54%	0
2018	15.077870	13.322281	-11.64%	0
2017	13.905659	15.077870	8.43%	0
2016	12.368593	13.905659	12.43%	0
2015	12.963643	12.368593	-4.59%	0
2014	12.175594	12.963643	6.47%	0
2013	9.960196	12.175594	22.24%	0
2012	9.060943	9.960196	9.92%	0
2011*	10.000000	9.060943	-9.39%	0
1168

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	22.927385	28.576483	24.64%	0
2019	17.815827	22.927385	28.69%	0
2018	21.017400	17.815827	-15.23%	0
2017	15.747549	21.017400	33.46%	0
2016	16.112297	15.747549	-2.26%	0
2015	15.874004	16.112297	1.50%	0
2014	15.891780	15.874004	-0.11%	0
2013	12.783292	15.891780	24.32%	0
2012	10.795855	12.783292	18.41%	0
2011	12.054622	10.795855	-10.44%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	13.909744	11.909520	-14.38%	0
2019	11.580857	13.909744	20.11%	0
2018	12.638700	11.580857	-8.37%	0
2017	11.448071	12.638700	10.40%	0
2016	11.488388	11.448071	-0.35%	0
2015	11.941682	11.488388	-3.80%	0
2014	10.669110	11.941682	11.93%	0
2013	10.637283	10.669110	0.30%	0
2012	8.502798	10.637283	25.10%	0
2011	9.313254	8.502798	-8.70%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.331184	10.431444	0.97%	0
2019	9.548222	10.331184	8.20%	0
2018	10.229147	9.548222	-6.66%	0
2017	9.856365	10.229147	3.78%	0
2016	9.473964	9.856365	4.04%	0
2015	9.926381	9.473964	-4.56%	0
2014	9.884686	9.926381	0.42%	0
2013	10.135995	9.884686	-2.48%	0
2012*	10.000000	10.135995	1.36%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	24.999358	27.941808	11.77%	0
2019	19.320798	24.999358	29.39%	0
2018	19.611109	19.320798	-1.48%	0
2017	17.337679	19.611109	13.11%	0
2016	20.052074	17.337679	-13.54%	0
2015	19.905106	20.052074	0.74%	0
2014	17.033626	19.905106	16.86%	0
2013	12.411421	17.033626	37.24%	0
2012	10.513553	12.411421	18.05%	0
2011	10.356971	10.513553	1.51%	0
1169

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	23.060130	25.669700	11.32%	0
2019	18.367018	23.060130	25.55%	0
2018	22.125268	18.367018	-16.99%	0
2017	18.419152	22.125268	20.12%	0
2016	18.946779	18.419152	-2.78%	0
2015	19.868469	18.946779	-4.64%	0
2014	20.279485	19.868469	-2.03%	0
2013	17.449574	20.279485	16.22%	0
2012	15.467894	17.449574	12.81%	0
2011	16.984536	15.467894	-8.93%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	18.810084	20.928986	11.26%	0
2019	14.583960	18.810084	28.98%	0
2018	16.215841	14.583960	-10.06%	0
2017	14.203153	16.215841	14.17%	0
2016	13.030208	14.203153	9.00%	0
2015	12.913977	13.030208	0.90%	0
2014	11.946107	12.913977	8.10%	0
2013	9.283669	11.946107	28.68%	0
2012	8.135059	9.283669	14.12%	0
2011	8.331634	8.135059	-2.36%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.378632	16.359713	6.38%	0
2019	12.595195	15.378632	22.10%	0
2018	14.592861	12.595195	-13.69%	0
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	19.864677	23.263707	17.11%	0
2019	16.084847	19.864677	23.50%	0
2018	18.370890	16.084847	-12.44%	0
2017	16.478849	18.370890	11.48%	0
2016	14.293753	16.478849	15.29%	0
2015	15.555454	14.293753	-8.11%	0
2014	14.231478	15.555454	9.30%	0
2013	10.334776	14.231478	37.70%	0
2012	8.970498	10.334776	15.21%	0
2011	9.393796	8.970498	-4.51%	0
1170

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.397422	12.289554	18.20%	0
2019	8.321559	10.397422	24.95%	0
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.310207	29.257478	11.20%	0
2019	22.124897	26.310207	18.92%	0
2018	23.963877	22.124897	-7.67%	0
2017	20.747583	23.963877	15.50%	0
2016	21.805558	20.747583	-4.85%	0
2015	24.364069	21.805558	-10.50%	0
2014	26.337323	24.364069	-7.49%	0
2013	21.553949	26.337323	22.19%	0
2012	18.522002	21.553949	16.37%	0
2011	20.439853	18.522002	-9.38%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.507847	25.374473	3.54%	0
2019	22.571210	24.507847	8.58%	0
2018	23.616895	22.571210	-4.43%	0
2017	22.669588	23.616895	4.18%	0
2016	19.979452	22.669588	13.46%	0
2015	21.883904	19.979452	-8.70%	0
2014	21.991647	21.883904	-0.49%	0
2013	20.380896	21.991647	7.90%	0
2012	17.592949	20.380896	15.85%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.632027	48.935742	45.50%	0
2019	24.968101	33.632027	34.70%	0
2018	25.587412	24.968101	-2.42%	0
2017	20.647747	25.587412	23.92%	0
2016	19.924765	20.647747	3.63%	0
2015	21.656119	19.924765	-7.99%	0
2014	20.559393	21.656119	5.33%	0
2013	16.203059	20.559393	26.89%	0
2012	14.612461	16.203059	10.89%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.068550	10.839898	7.66%	0
2019	9.435447	10.068550	6.71%	0
2018	9.789729	9.435447	-3.62%	0
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
1171

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	23.465880	31.859594	35.77%	0
2019	17.559471	23.465880	33.64%	0
2018	17.680620	17.559471	-0.69%	0
2017	13.927102	17.680620	26.95%	0
2016	13.989605	13.927102	-0.45%	0
2015	12.798454	13.989605	9.31%	0
2014	12.083264	12.798454	5.92%	0
2013	9.453968	12.083264	27.81%	0
2012	7.816942	9.453968	20.94%	0
2011	8.601818	7.816942	-9.12%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	14.542797	21.405603	47.19%	0
2019	10.283578	14.542797	41.42%	0
2018	10.437622	10.283578	-1.48%	0
2017	7.375330	10.437622	41.52%	0
2016	6.633445	7.375330	11.18%	0
2015	6.491504	6.633445	2.19%	0
2014	6.079427	6.491504	6.78%	0
2013	4.598274	6.079427	32.21%	0
2012	3.952346	4.598274	16.34%	0
2011	4.430916	3.952346	-10.80%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.398366	12.913854	13.30%	0
2019	9.212322	11.398366	23.73%	0
2018	11.118350	9.212322	-17.14%	0
2017	8.703812	11.118350	27.74%	0
2016	9.553549	8.703812	-8.89%	0
2015	10.728183	9.553549	-10.95%	0
2014	12.499104	10.728183	-14.17%	0
2013	11.200255	12.499104	11.60%	0
2012	10.134675	11.200255	10.51%	0
2011	15.338664	10.134675	-33.93%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	28.733497	28.161944	-1.99%	0
2019	23.212837	28.733497	23.78%	0
2018	26.966699	23.212837	-13.92%	0
2017	24.272605	26.966699	11.10%	0
2016	21.670494	24.272605	12.01%	0
2015	22.797413	21.670494	-4.94%	0
2014	20.281947	22.797413	12.40%	0
2013	15.698864	20.281947	29.19%	0
2012	13.355983	15.698864	17.54%	0
2011	13.387449	13.355983	-0.24%	0
1172

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.896647	9.540771	-3.60%	0
2019	8.578507	9.896647	15.37%	0
2018	10.788231	8.578507	-20.48%	0
2017	8.642152	10.788231	24.83%	0
2016	7.326919	8.642152	17.95%	0
2015	9.385874	7.326919	-21.94%	0
2014*	10.000000	9.385874	-6.14%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.276675	10.780498	4.90%	0
2019	9.707572	10.276675	5.86%	0
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	30.118106	42.817785	42.17%	0
2019	21.831651	30.118106	37.96%	0
2018	22.750897	21.831651	-4.04%	0
2017	18.440807	22.750897	23.37%	0
2016	17.356210	18.440807	6.25%	0
2015	18.163727	17.356210	-4.45%	0
2014	20.108021	18.163727	-9.67%	0
2013	14.581369	20.108021	37.90%	0
2012	12.351830	14.581369	18.05%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	26.446915	26.656956	0.79%	0
2019	20.912765	26.446915	26.46%	0
2018	23.893716	20.912765	-12.48%	0
2017	20.849798	23.893716	14.60%	0
2016	18.765050	20.849798	11.11%	0
2015	19.397841	18.765050	-3.26%	0
2014	18.025590	19.397841	7.61%	0
2013	13.613320	18.025590	32.41%	0
2012	12.030880	13.613320	13.15%	0
2011	12.377556	12.030880	-2.80%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.780618	12.159085	12.79%	0
2019*	10.000000	10.780618	7.81%	0
1173

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.117063	23.613816	17.38%	0
2019	16.395216	20.117063	22.70%	0
2018	18.600999	16.395216	-11.86%	0
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.227981	32.28%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.538304	35.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	12.944158	13.625849	5.27%	0
2019	11.954919	12.944158	8.27%	0
2018	12.324489	11.954919	-3.00%	0
2017	11.878638	12.324489	3.75%	0
2016	11.463160	11.878638	3.62%	0
2015	11.815990	11.463160	-2.99%	0
2014	11.219053	11.815990	5.32%	0
2013	11.525595	11.219053	-2.66%	0
2012	10.785461	11.525595	6.86%	0
2011	10.453898	10.785461	3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	28.601369	29.477848	3.06%	0
2019	25.635928	28.601369	11.57%	0
2018	28.216132	25.635928	-9.14%	0
2017	26.335942	28.216132	7.14%	0
2016	24.393247	26.335942	7.96%	0
2015	25.262237	24.393247	-3.44%	0
2014	25.134436	25.262237	0.51%	0
2013	28.207618	25.134436	-10.89%	0
2012	24.489383	28.207618	15.18%	0
2011	23.429368	24.489383	4.52%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.316976	10.892286	-3.75%	0
2019	9.063522	11.316976	24.86%	0
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0
1174

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.326726	17.683661	8.31%	0
2019	14.196762	16.326726	15.00%	0
2018	15.551911	14.196762	-8.71%	0
2017	13.715598	15.551911	13.39%	0
2016	13.302866	13.715598	3.10%	0
2015	14.553859	13.302866	-8.60%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.907401	22.187877	11.46%	0
2019	16.440530	19.907401	21.09%	0
2018	18.141363	16.440530	-9.38%	0
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	20.693443	30.521871	47.50%	0
2019	15.915463	20.693443	30.02%	0
2018	19.512095	15.915463	-18.43%	0
2017	15.885861	19.512095	22.83%	0
2016	16.619763	15.885861	-4.42%	0
2015	17.103856	16.619763	-2.83%	0
2014	17.693933	17.103856	-3.33%	0
2013	14.930112	17.693933	18.51%	0
2012	13.190586	14.930112	13.19%	0
2011	14.896162	13.190586	-11.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.380202	19.007991	9.37%	0
2019	14.735895	17.380202	17.94%	0
2018	15.883432	14.735895	-7.22%	0
2017	14.046172	15.883432	13.08%	0
2016	13.195661	14.046172	6.45%	0
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
1175

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.866367	11.587888	6.64%	0
2019	10.210601	10.866367	6.42%	0
2018	10.571158	10.210601	-3.41%	0
2017	10.488004	10.571158	0.79%	0
2016	10.462399	10.488004	0.24%	0
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.447064	27.211537	26.88%	0
2019	16.295634	21.447064	31.61%	0
2018	18.426401	16.295634	-11.56%	0
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	23.072594	34.133465	47.94%	0
2019	18.135295	23.072594	27.22%	0
2018	18.697003	18.135295	-3.00%	0
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.560439	20.494588	10.42%	0
2019	15.124940	18.560439	22.71%	0
2018	15.837083	15.124940	-4.50%	0
2017	13.300570	15.837083	19.07%	0
2016	12.260371	13.300570	8.48%	0
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
1176

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.385828	16.650388	1.61%	0
2019	15.370812	16.385828	6.60%	0
2018	16.120832	15.370812	-4.65%	0
2017	15.524742	16.120832	3.84%	0
2016	14.632077	15.524742	6.10%	0
2015	15.430225	14.632077	-5.17%	0
2014	15.210821	15.430225	1.44%	0
2013	15.754044	15.210821	-3.45%	0
2012	14.373363	15.754044	9.61%	0
2011	13.944711	14.373363	3.07%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.902712	22.524974	7.76%	0
2019	16.554187	20.902712	26.27%	0
2018	16.955411	16.554187	-2.37%	0
2017	14.405612	16.955411	17.70%	0
2016	13.243030	14.405612	8.78%	0
2015	13.436066	13.243030	-1.44%	0
2014	12.268991	13.436066	9.51%	0
2013	9.583461	12.268991	28.02%	0
2012	8.593159	9.583461	11.52%	0
2011	8.753240	8.593159	-1.83%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	16.062539	16.254259	1.19%	0
2019	12.920308	16.062539	24.32%	0
2018	14.268422	12.920308	-9.45%	0
2017	12.382358	14.268422	15.23%	0
2016	10.755624	12.382358	15.12%	0
2015	11.754973	10.755624	-8.50%	0
2014	11.026899	11.754973	6.60%	0
2013	8.325059	11.026899	32.45%	0
2012	7.196969	8.325059	15.67%	0
2011	7.545282	7.196969	-4.62%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.624526	13.002690	11.86%	0
2019	10.356456	11.624526	12.24%	0
2018	11.588843	10.356456	-10.63%	0
2017	10.019825	11.588843	15.66%	0
2016*	10.000000	10.019825	0.20%	0
1177

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.982983	16.468462	9.91%	0
2019	12.377757	14.982983	21.05%	0
2018	14.203692	12.377757	-12.86%	0
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.446054	14.401104	7.10%	0
2019	11.852028	13.446054	13.45%	0
2018	12.945915	11.852028	-8.45%	0
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.480587	15.761785	8.85%	0
2019	12.332808	14.480587	17.42%	0
2018	13.753632	12.332808	-10.33%	0
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.776290	12.372734	5.06%	0
2019	10.896905	11.776290	8.07%	0
2018	11.459157	10.896905	-4.91%	0
2017	11.032635	11.459157	3.87%	0
2016	10.799232	11.032635	2.16%	0
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
1178

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.697787	11.998816	2.57%	0
2019	10.521724	11.697787	11.18%	0
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.169477	12.758081	4.84%	0
2019	10.797809	12.169477	12.70%	0
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.008921	15.142056	8.09%	0
2019	12.142776	14.008921	15.37%	0
2018	13.385268	12.142776	-9.28%	0
2017	12.026417	13.385268	11.30%	0
2016	11.537488	12.026417	4.24%	0
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.718608	16.134864	9.62%	0
2019	12.331373	14.718608	19.36%	0
2018	13.956212	12.331373	-11.64%	0
2017	12.103932	13.956212	15.30%	0
2016	11.519880	12.103932	5.07%	0
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
1179

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.974226	13.816601	6.49%	0
2019	11.623997	12.974226	11.62%	0
2018	12.500791	11.623997	-7.01%	0
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.048993	14.429468	2.71%	0
2019	12.790035	14.048993	9.84%	0
2018	15.537464	12.790035	-17.68%	0
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.723960	17.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.304390	12.857781	4.50%	0
2019	11.566093	12.304390	6.38%	0
2018	11.895854	11.566093	-2.77%	0
2017	11.668282	11.895854	1.95%	0
2016	11.341926	11.668282	2.88%	0
2015	11.699151	11.341926	-3.05%	0
2014	11.404173	11.699151	2.59%	0
2013	11.906234	11.404173	-4.22%	0
2012	11.316031	11.906234	5.22%	0
2011	10.870666	11.316031	4.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.733704	13.558599	6.48%	0
2019	11.898602	12.733704	7.02%	0
2018	12.366291	11.898602	-3.78%	0
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
1180

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.431857	10.567927	1.30%	0
2019	10.022795	10.431857	4.08%	0
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	21.062648	23.302658	10.63%	0
2019	17.543933	21.062648	20.06%	0
2018	21.758507	17.543933	-19.37%	0
2017	15.745347	21.758507	38.19%	0
2016	14.968087	15.745347	5.19%	0
2015	18.247434	14.968087	-17.97%	0
2014	19.775691	18.247434	-7.73%	0
2013	20.101769	19.775691	-1.62%	0
2012	17.562738	20.101769	14.46%	0
2011	23.169005	17.562738	-24.20%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.088974	20.796898	3.52%	0
2019	17.929420	20.088974	12.04%	0
2018	18.931073	17.929420	-5.29%	0
2017	18.158392	18.931073	4.26%	0
2016	16.288275	18.158392	11.48%	0
2015	17.126896	16.288275	-4.90%	0
2014	17.102880	17.126896	0.14%	0
2013	16.357596	17.102880	4.56%	0
2012	14.623484	16.357596	11.86%	0
2011	14.423884	14.623484	1.38%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	14.137000	14.644530	3.59%	0
2019	13.622982	14.137000	3.77%	0
2018	13.959345	13.622982	-2.41%	0
2017	14.002480	13.959345	-0.31%	0
2016	14.232960	14.002480	-1.62%	0
2015	14.591375	14.232960	-2.46%	0
2014	14.289604	14.591375	2.11%	0
2013	15.252085	14.289604	-6.31%	0
2012	15.156743	15.252085	0.63%	0
2011	14.470579	15.156743	4.74%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.341193	8.165006	-2.11%	0
2019	8.392426	8.341193	-0.61%	0
2018	8.477621	8.392426	-1.00%	0
2017	8.644630	8.477621	-1.93%	0
2016	8.851420	8.644630	-2.34%	0
2015	9.064429	8.851420	-2.35%	0
2014	9.282567	9.064429	-2.35%	0
2013	9.505955	9.282567	-2.35%	0
2012	9.735354	9.505955	-2.36%	0
2011	9.968980	9.735354	-2.34%	0
1181

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.299652	14.019359	5.41%	0
2019	11.433480	13.299652	16.32%	0
2018	13.701378	11.433480	-16.55%	0
2017	11.007973	13.701378	24.47%	0
2016	11.175050	11.007973	-1.50%	0
2015	11.804950	11.175050	-5.34%	0
2014	12.143539	11.804950	-2.79%	0
2013	10.553660	12.143539	15.06%	0
2012	9.348986	10.553660	12.89%	0
2011	10.609647	9.348986	-11.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.227143	10.698560	4.61%	0
2019	8.641135	10.227143	18.35%	0
2018	10.306286	8.641135	-16.16%	0
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	21.673978	23.877234	10.17%	0
2019	17.938354	21.673978	20.82%	0
2018	20.157545	17.938354	-11.01%	0
2017	17.429047	20.157545	15.65%	0
2016	16.303670	17.429047	6.90%	0
2015	16.864393	16.303670	-3.32%	0
2014	16.450157	16.864393	2.52%	0
2013	13.238662	16.450157	24.26%	0
2012	11.697664	13.238662	13.17%	0
2011	12.468847	11.697664	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.805038	17.953746	6.84%	0
2019	14.920436	16.805038	12.63%	0
2018	16.060412	14.920436	-7.10%	0
2017	14.798571	16.060412	8.53%	0
2016	14.255240	14.798571	3.81%	0
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
1182

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.471973	22.313666	9.00%	0
2019	17.479148	20.471973	17.12%	0
2018	19.140777	17.479148	-8.68%	0
2017	17.071908	19.140777	12.12%	0
2016	16.225805	17.071908	5.21%	0
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	13.024787	13.572813	4.21%	0
2019	12.177353	13.024787	6.96%	0
2018	12.701094	12.177353	-4.12%	0
2017	12.306548	12.701094	3.21%	0
2016	12.086541	12.306548	1.82%	0
2015	12.344734	12.086541	-2.09%	0
2014	12.168426	12.344734	1.45%	0
2013	11.886917	12.168426	2.37%	0
2012	11.574631	11.886917	2.70%	0
2011	11.515011	11.574631	0.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.694837	11.940804	2.10%	0
2019	10.598617	11.694837	10.34%	0
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.245733	12.714670	3.83%	0
2019	10.881202	12.245733	12.54%	0
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
1183

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.960813	19.353099	7.75%	0
2019	15.621036	17.960813	14.98%	0
2018	16.962610	15.621036	-7.91%	0
2017	15.381287	16.962610	10.28%	0
2016	14.700349	15.381287	4.63%	0
2015	15.104694	14.700349	-2.68%	0
2014	14.706244	15.104694	2.71%	0
2013	12.912972	14.706244	13.89%	0
2012	11.934143	12.912972	8.20%	0
2011	12.225672	11.934143	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.389327	22.364899	9.69%	0
2019	17.138848	20.389327	18.97%	0
2018	19.023626	17.138848	-9.91%	0
2017	16.695446	19.023626	13.95%	0
2016	15.759443	16.695446	5.94%	0
2015	16.257395	15.759443	-3.06%	0
2014	15.862335	16.257395	2.49%	0
2013	13.273620	15.862335	19.50%	0
2012	11.949506	13.273620	11.08%	0
2011	12.502385	11.949506	-4.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.630024	16.568114	6.00%	0
2019	14.104414	15.630024	10.82%	0
2018	15.005774	14.104414	-6.01%	0
2017	14.069823	15.005774	6.65%	0
2016	13.630138	14.069823	3.23%	0
2015	13.962443	13.630138	-2.38%	0
2014	13.651446	13.962443	2.28%	0
2013	12.652101	13.651446	7.90%	0
2012	11.993084	12.652101	5.49%	0
2011	12.032852	11.993084	-0.33%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.398994	10.878134	4.61%	0
2019*	10.000000	10.398994	3.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.697677	12.092676	13.04%	0
2019*	10.000000	10.697677	6.98%	0
1184

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.159690	26.880522	27.04%	0
2019	16.600681	21.159690	27.46%	0
2018	17.542315	16.600681	-5.37%	0
2017	13.796050	17.542315	27.15%	0
2016	13.824396	13.796050	-0.21%	0
2015	13.687035	13.824396	1.00%	0
2014	12.691902	13.687035	7.84%	0
2013	9.646040	12.691902	31.58%	0
2012	8.490151	9.646040	13.61%	0
2011	8.954267	8.490151	-5.18%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.409638	12.977403	4.58%	0
2019	10.681892	12.409638	16.17%	0
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.279535	14.917449	4.47%	0
2019	11.987874	14.279535	19.12%	0
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	35.847757	41.620717	16.10%	0
2019	26.675854	35.847757	34.38%	0
2018	27.673799	26.675854	-3.61%	0
2017	22.258230	27.673799	24.33%	0
2016	21.993484	22.258230	1.20%	0
2015	21.431265	21.993484	2.62%	0
2014	20.171928	21.431265	6.24%	0
2013	15.110917	20.171928	33.49%	0
2012	13.038970	15.110917	15.89%	0
2011	13.657171	13.038970	-4.53%	0
1185

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	27.465308	27.220066	-0.89%	0
2019	22.154637	27.465308	23.97%	0
2018	25.031005	22.154637	-11.49%	0
2017	23.585441	25.031005	6.13%	0
2016	20.052850	23.585441	17.62%	0
2015	21.452736	20.052850	-6.53%	0
2014	19.421168	21.452736	10.46%	0
2013	15.078430	19.421168	28.80%	0
2012	13.467458	15.078430	11.96%	0
2011	13.702307	13.467458	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.770186	17.70%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.765620	17.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.555936	37.064837	10.46%	0
2019	27.348196	33.555936	22.70%	0
2018	31.608741	27.348196	-13.48%	0
2017	27.955863	31.608741	13.07%	0
2016	23.798117	27.955863	17.47%	0
2015	25.004544	23.798117	-4.82%	0
2014	23.401769	25.004544	6.85%	0
2013	18.012002	23.401769	29.92%	0
2012	15.702713	18.012002	14.71%	0
2011	16.499698	15.702713	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.163568	19.464247	-3.47%	0
2019	16.672916	20.163568	20.94%	0
2018	19.663404	16.672916	-15.21%	0
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
1186

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	13.302201	18.301072	37.58%	0
2019	10.037598	13.302201	32.52%	0
2018	11.167332	10.037598	-10.12%	0
2017	9.153642	11.167332	22.00%	0
2016	8.654560	9.153642	5.77%	0
2015	8.796352	8.654560	-1.61%	0
2014	8.761713	8.796352	0.40%	0
2013	6.218305	8.761713	40.90%	0
2012	5.613917	6.218305	10.77%	0
2011	5.786269	5.613917	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	32.113902	32.975020	2.68%	0
2019	27.635709	32.113902	16.20%	0
2018	34.083175	27.635709	-18.92%	0
2017	32.000684	34.083175	6.51%	0
2016	26.020623	32.000684	22.98%	0
2015	28.354630	26.020623	-8.23%	0
2014	27.131787	28.354630	4.51%	0
2013	19.789260	27.131787	37.10%	0
2012	16.826320	19.789260	17.61%	0
2011	18.150860	16.826320	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	25.828157	30.943919	19.81%	0
2019	21.050563	25.828157	22.70%	0
2018	24.678193	21.050563	-14.70%	0
2017	22.267024	24.678193	10.83%	0
2016	18.562939	22.267024	19.95%	0
2015	19.325746	18.562939	-3.95%	0
2014	19.630877	19.325746	-1.55%	0
2013	14.266835	19.630877	37.60%	0
2012	12.649892	14.266835	12.78%	0
2011	13.716237	12.649892	-7.77%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	18.828105	20.876892	10.88%	0
2019	15.054955	18.828105	25.06%	0
2018	16.191028	15.054955	-7.02%	0
2017	13.278981	16.191028	21.93%	0
2016	11.969492	13.278981	10.94%	0
2015	12.391353	11.969492	-3.40%	0
2014	11.903977	12.391353	4.09%	0
2013	8.476063	11.903977	40.44%	0
2012	7.422912	8.476063	14.19%	0
2011	8.600540	7.422912	-13.69%	0
1187

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.452413	17.111363	10.74%	0
2019	12.354334	15.452413	25.08%	0
2018	13.320441	12.354334	-7.25%	0
2017	10.932965	13.320441	21.84%	0
2016*	10.000000	10.932965	9.33%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.485748	21.570054	10.70%	0
2019	15.836049	19.485748	23.05%	0
2018	17.216362	15.836049	-8.02%	0
2017	14.862244	17.216362	15.84%	0
2016	13.821301	14.862244	7.53%	0
2015	14.199920	13.821301	-2.67%	0
2014	13.147626	14.199920	8.00%	0
2013	9.702519	13.147626	35.51%	0
2012	8.911805	9.702519	8.87%	0
2011	9.425564	8.911805	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.214740	14.980588	-7.61%	0
2019	12.704330	16.214740	27.63%	0
2018	13.543122	12.704330	-6.19%	0
2017	13.021986	13.543122	4.00%	0
2016	12.421559	13.021986	4.83%	0
2015	13.440599	12.421559	-7.58%	0
2014	10.679155	13.440599	25.86%	0
2013	10.612991	10.679155	0.62%	0
2012	9.387043	10.612991	13.06%	0
2011	9.025690	9.387043	4.00%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.200699	32.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.321094	22.235123	15.08%	0
2019	15.122307	19.321094	27.77%	0
2018	16.281843	15.122307	-7.12%	0
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0
1188

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.493995	9.533434	0.42%	0
2019	9.340687	9.493995	1.64%	0
2018	9.488896	9.340687	-1.56%	0
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.453018	19.170239	16.52%	0
2019	13.483441	16.453018	22.02%	0
2018	15.576868	13.483441	-13.44%	0
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.176359	33.272636	57.12%	0
2019	15.799812	21.176359	34.03%	0
2018	17.372576	15.799812	-9.05%	0
2017	13.926425	17.372576	24.75%	0
2016	13.394613	13.926425	3.97%	0
2015	13.742454	13.394613	-2.53%	0
2014	13.527395	13.742454	1.59%	0
2013	9.969936	13.527395	35.68%	0
2012	8.886056	9.969936	12.20%	0
2011	9.501362	8.886056	-6.48%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	13.967802	19.056032	36.43%	0
2019	10.796947	13.967802	29.37%	0
2018	11.834495	10.796947	-8.77%	0
2017	9.728739	11.834495	21.64%	0
2016	9.564194	9.728739	1.72%	0
2015*	10.000000	9.564194	-4.36%	0
1189

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.915406	9.006928	1.03%	0
2019	8.805323	8.915406	1.25%	0
2018	8.927261	8.805323	-1.37%	0
2017	9.060748	8.927261	-1.47%	0
2016	9.166422	9.060748	-1.15%	0
2015	9.369808	9.166422	-2.17%	0
2014	9.537130	9.369808	-1.75%	0
2013	9.706780	9.537130	-1.75%	0
2012	9.503329	9.706780	2.14%	0
2011	9.703386	9.503329	-2.06%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	25.178828	29.397024	16.75%	0
2019	20.482718	25.178828	22.93%	0
2018	22.252738	20.482718	-7.95%	0
2017	19.240631	22.252738	15.65%	0
2016	17.933718	19.240631	7.29%	0
2015	18.450852	17.933718	-2.80%	0
2014	17.117715	18.450852	7.79%	0
2013	12.739092	17.117715	34.37%	0
2012	11.755683	12.739092	8.37%	0
2011	12.420640	11.755683	-5.35%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.031870	11.624538	5.37%	0
2019	10.110049	11.031870	9.12%	0
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.323652	11.785102	4.08%	0
2019	10.114179	11.323652	11.96%	0
2018	10.884137	10.114179	-7.07%	0
2017	10.152421	10.884137	7.21%	0
2016	9.182738	10.152421	10.56%	0
2015	9.631528	9.182738	-4.66%	0
2014*	10.000000	9.631528	-3.68%	0
1190

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.794502	11.664712	8.06%	0
2019	10.339068	10.794502	4.40%	0
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.364531	10.413426	0.47%	0
2019	10.213216	10.364531	1.48%	0
2018	10.435629	10.213216	-2.13%	0
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.438148	13.568864	9.09%	0
2019	11.746637	12.438148	5.89%	0
2018	12.303176	11.746637	-4.52%	0
2017	12.153388	12.303176	1.23%	0
2016	11.831384	12.153388	2.72%	0
2015	12.452923	11.831384	-4.99%	0
2014	12.370214	12.452923	0.67%	0
2013	13.954106	12.370214	-11.35%	0
2012	13.140439	13.954106	6.19%	0
2011	12.049733	13.140439	9.05%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.964201	9.938293	-0.26%	0
2019	9.936092	9.964201	0.28%	0
2018	10.033358	9.936092	-0.97%	0
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
1191

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.392884	15.268790	6.09%	0
2019	13.602755	14.392884	5.81%	0
2018	14.006961	13.602755	-2.89%	0
2017	13.670323	14.006961	2.46%	0
2016	13.632275	13.670323	0.28%	0
2015	13.899796	13.632275	-1.92%	0
2014	13.651261	13.899796	1.82%	0
2013	14.258630	13.651261	-4.26%	0
2012	13.323599	14.258630	7.02%	0
2011	13.168655	13.323599	1.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.646334	11.283064	5.98%	0
2019	10.071888	10.646334	5.70%	0
2018	10.381539	10.071888	-2.98%	0
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.650154	12.752376	9.46%	0
2019	9.532715	11.650154	22.21%	0
2018	12.070755	9.532715	-21.03%	0
2017	9.764772	12.070755	23.62%	0
2016*	10.000000	9.764772	-2.35%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.408196	34.08%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.811064	28.11%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	12.863638	15.550310	20.89%	0
2019	11.018884	12.863638	16.74%	0
2018	12.408029	11.018884	-11.20%	0
2017	12.079474	12.408029	2.72%	0
2016	10.332545	12.079474	16.91%	0
2015	12.087163	10.332545	-14.52%	0
2014	12.837499	12.087163	-5.84%	0
2013	10.865950	12.837499	18.14%	0
2012	10.341617	10.865950	5.07%	0
2011	12.048115	10.341617	-14.16%	0
1192

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	40.040249	50.543610	26.23%	0
2019	31.877336	40.040249	25.61%	0
2018	32.371555	31.877336	-1.53%	0
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	22.322559	25.557846	14.49%	0
2019	17.504112	22.322559	27.53%	0
2018	23.431309	17.504112	-25.30%	0
2017	15.885772	23.431309	47.50%	0
2016	16.250319	15.885772	-2.24%	0
2015	19.349113	16.250319	-16.02%	0
2014	19.897462	19.349113	-2.76%	0
2013	18.189786	19.897462	9.39%	0
2012	14.350727	18.189786	26.75%	0
2011	19.789157	14.350727	-27.48%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.370121	6.231231	16.04%	0
2019	4.930111	5.370121	8.92%	0
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	18.842044	21.915745	16.31%	0
2019	17.248250	18.842044	9.24%	0
2018	24.631182	17.248250	-29.97%	0
2017	25.657908	24.631182	-4.00%	0
2016	18.282307	25.657908	40.34%	0
2015	28.132780	18.282307	-35.01%	0
2014	35.614499	28.132780	-21.01%	0
2013	32.995839	35.614499	7.94%	0
2012	32.685234	32.995839	0.95%	0
2011	40.061236	32.685234	-18.41%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.717610	10.303474	-3.86%	0
2019*	10.000000	10.717610	7.18%	0
1193

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.812256	50.557259	54.08%	0
2019	26.918335	32.812256	21.90%	0
2018	27.213783	26.918335	-1.09%	0
2017	22.141272	27.213783	22.91%	0
2016	21.042513	22.141272	5.22%	0
2015	22.188616	21.042513	-5.17%	0
2014	23.157582	22.188616	-4.18%	0
2013	15.785353	23.157582	46.70%	0
2012	14.986577	15.785353	5.33%	0
2011	16.086009	14.986577	-6.83%	0
1194

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.350949	12.640456	2.34%	0
2019	10.981045	12.350949	12.48%	0
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.664797	8.643792	-0.24%	0
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	28.618923	28.784852	0.58%	0
2019	24.455411	28.618923	17.02%	0
2018	29.585777	24.455411	-17.34%	0
2017	26.859625	29.585777	10.15%	0
2016	22.051127	26.859625	21.81%	0
2015	23.957641	22.051127	-7.96%	0
2014	22.531144	23.957641	6.33%	0
2013	16.772489	22.531144	34.33%	0
2012	14.506628	16.772489	15.62%	0
2011	16.265146	14.506628	-10.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.893385	12.717108	6.93%	0
2019	11.189675	11.893385	6.29%	0
2018	11.798956	11.189675	-5.16%	0
2017	11.660153	11.798956	1.19%	0
2016	11.443993	11.660153	1.89%	0
2015	12.022174	11.443993	-4.81%	0
2014	11.924328	12.022174	0.82%	0
2013	13.349569	11.924328	-10.68%	0
2012	12.737840	13.349569	4.80%	0
2011	11.678486	12.737840	9.07%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	17.756609	19.376970	9.13%	0
2019	14.677906	17.756609	20.98%	0
2018	16.150081	14.677906	-9.12%	0
2017	13.732611	16.150081	17.60%	0
2016	12.397624	13.732611	10.77%	0
2015	13.459000	12.397624	-7.89%	0
2014	12.257334	13.459000	9.80%	0
2013	9.246355	12.257334	32.56%	0
2012	8.256817	9.246355	11.98%	0
2011	8.204101	8.256817	0.64%	0
1195

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	10.068537	12.370131	22.86%	0
2019	8.033025	10.068537	25.34%	0
2018	9.709743	8.033025	-17.27%	0
2017	7.581687	9.709743	28.07%	0
2016	8.219574	7.581687	-7.76%	0
2015	8.358351	8.219574	-1.66%	0
2014	9.063014	8.358351	-7.78%	0
2013	7.585734	9.063014	19.47%	0
2012	6.415112	7.585734	18.25%	0
2011	7.472549	6.415112	-14.15%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	24.420135	24.122455	-1.22%	0
2019	19.373164	24.420135	26.05%	0
2018	22.775925	19.373164	-14.94%	0
2017	20.891193	22.775925	9.02%	0
2016	17.421612	20.891193	19.92%	0
2015	18.109532	17.421612	-3.80%	0
2014	15.937356	18.109532	13.63%	0
2013	12.549666	15.937356	26.99%	0
2012	11.054067	12.549666	13.53%	0
2011	11.404442	11.054067	-3.07%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	31.728607	31.269541	-1.45%	0
2019	25.590414	31.728607	23.99%	0
2018	28.864747	25.590414	-11.34%	0
2017	27.193624	28.864747	6.15%	0
2016	23.124429	27.193624	17.60%	0
2015	24.650662	23.124429	-6.19%	0
2014	22.335277	24.650662	10.37%	0
2013	17.372479	22.335277	28.57%	0
2012	15.536169	17.372479	11.82%	0
2011	15.757568	15.536169	-1.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	18.289855	23.706407	29.62%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.189846	11.687126	4.44%	0
2019	9.981512	11.189846	12.11%	0
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
1196

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.108654	10.708921	5.94%	0
2019	9.489238	10.108654	6.53%	0
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.034897	14.187084	1.08%	0
2019	11.281850	14.034897	24.40%	0
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.211786	19.099538	17.81%	0
2019	14.105839	16.211786	14.93%	0
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.496923	13.153912	5.26%	0
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	29.385508	31.731183	7.98%	0
2019	24.635738	29.385508	19.28%	0
2018	27.734522	24.635738	-11.17%	0
2017	25.279060	27.734522	9.71%	0
2016	20.599181	25.279060	22.72%	0
2015	21.609170	20.599181	-4.67%	0
2014	21.061869	21.609170	2.60%	0
2013	15.335573	21.061869	37.34%	0
2012	13.576358	15.335573	12.96%	0
2011	13.831700	13.576358	-1.85%	0
1197

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	19.408407	22.353898	15.18%	0
2019	15.158530	19.408407	28.04%	0
2018	16.288505	15.158530	-6.94%	0
2017	13.730300	16.288505	18.63%	0
2016	12.592713	13.730300	9.03%	0
2015	12.761094	12.592713	-1.32%	0
2014	11.527377	12.761094	10.70%	0
2013	8.945597	11.527377	28.86%	0
2012	7.919674	8.945597	12.95%	0
2011	7.964451	7.919674	-0.56%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	13.668247	16.561226	21.17%	0
2019	10.423043	13.668247	31.13%	0
2018	11.172668	10.423043	-6.71%	0
2017	9.924717	11.172668	12.57%	0
2016	9.212422	9.924717	7.73%	0
2015	9.750486	9.212422	-5.52%	0
2014	8.805641	9.750486	10.73%	0
2013	6.715634	8.805641	31.12%	0
2012	6.145272	6.715634	9.28%	0
2011	6.239837	6.145272	-1.52%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	20.489192	24.734854	20.72%	0
2019	15.424935	20.489192	32.83%	0
2018	16.969269	15.424935	-9.10%	0
2017	13.653344	16.969269	24.29%	0
2016	12.963492	13.653344	5.32%	0
2015	13.618459	12.963492	-4.81%	0
2014	12.908788	13.618459	5.50%	0
2013	10.921303	12.908788	18.20%	0
2012	10.133509	10.921303	7.77%	0
2011	9.523816	10.133509	6.40%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	18.093019	21.171732	17.02%	0
2019	15.222644	18.093019	18.86%	0
2018	19.276903	15.222644	-21.03%	0
2017	15.840073	19.276903	21.70%	0
2016	13.862017	15.840073	14.27%	0
2015	14.533843	13.862017	-4.62%	0
2014	14.657624	14.533843	-0.84%	0
2013	10.109635	14.657624	44.99%	0
2012	8.591984	10.109635	17.66%	0
2011	10.217728	8.591984	-15.91%	0
1198

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.794799	11.200207	3.76%	0
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.114787	15.385609	-4.52%	0
2019	12.927526	16.114787	24.65%	0
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.400381	10.353715	-0.45%	0
2019	9.951676	10.400381	4.51%	0
2018	10.206512	9.951676	-2.50%	0
2017	10.108803	10.206512	0.97%	0
2016	9.506280	10.108803	6.34%	0
2015	9.837648	9.506280	-3.37%	0
2014*	10.000000	9.837648	-1.62%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.287438	17.187281	5.52%	0
2019	15.247943	16.287438	6.82%	0
2018	15.718177	15.247943	-2.99%	0
2017	15.478941	15.718177	1.55%	0
2016	15.274383	15.478941	1.34%	0
2015	15.688207	15.274383	-2.64%	0
2014	15.486553	15.688207	1.30%	0
2013	15.704838	15.486553	-1.39%	0
2012	14.666128	15.704838	7.08%	0
2011	14.691894	14.666128	-0.18%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.318716	13.180917	27.74%	0
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
1199

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	15.067393	16.528308	9.70%	0
2019	13.308584	15.067393	13.22%	0
2018	14.221430	13.308584	-6.42%	0
2017	12.894873	14.221430	10.29%	0
2016	12.548802	12.894873	2.76%	0
2015	12.897631	12.548802	-2.70%	0
2014	12.663975	12.897631	1.85%	0
2013	11.442819	12.663975	10.67%	0
2012	10.498112	11.442819	9.00%	0
2011	10.786339	10.498112	-2.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	15.715446	17.626194	12.16%	0
2019	13.417191	15.715446	17.13%	0
2018	14.623091	13.417191	-8.25%	0
2017	12.862920	14.623091	13.68%	0
2016	12.427403	12.862920	3.50%	0
2015	12.779860	12.427403	-2.76%	0
2014	12.510597	12.779860	2.15%	0
2013	11.054430	12.510597	13.17%	0
2012	10.007139	11.054430	10.47%	0
2011	10.369326	10.007139	-3.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	16.864346	19.217858	13.96%	0
2019	13.892740	16.864346	21.39%	0
2018	15.454939	13.892740	-10.11%	0
2017	13.105490	15.454939	17.93%	0
2016	12.604980	13.105490	3.97%	0
2015	12.958505	12.604980	-2.73%	0
2014	12.661644	12.958505	2.34%	0
2013	10.677522	12.661644	18.58%	0
2012	9.473894	10.677522	12.70%	0
2011	9.975348	9.473894	-5.03%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.261727	15.807600	19.20%	0
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
1200

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	25.425020	32.366507	27.30%	0
2019	19.817621	25.425020	28.30%	0
2018	21.716659	19.817621	-8.74%	0
2017	18.272358	21.716659	18.85%	0
2016	17.347878	18.272358	5.33%	0
2015	17.675905	17.347878	-1.86%	0
2014	16.196634	17.675905	9.13%	0
2013	12.653649	16.196634	28.00%	0
2012	11.147521	12.653649	13.51%	0
2011	11.730423	11.147521	-4.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	30.847105	39.209727	27.11%	0
2019	24.075806	30.847105	28.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.240512	4.742837	-34.50%	0
2019	6.754901	7.240512	7.19%	0
2018	9.200940	6.754901	-26.58%	0
2017	9.695633	9.200940	-5.10%	0
2016	7.440422	9.695633	30.31%	0
2015	9.619817	7.440422	-22.66%	0
2014	11.299104	9.619817	-14.86%	0
2013	9.325231	11.299104	21.17%	0
2012	9.123183	9.325231	2.21%	0
2011	9.859796	9.123183	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.328392	22.179037	3.99%	0
2019	17.162999	21.328392	24.27%	0
2018	19.200487	17.162999	-10.61%	0
2017	17.438273	19.200487	10.11%	0
2016	15.152988	17.438273	15.08%	0
2015	16.187514	15.152988	-6.39%	0
2014	15.265601	16.187514	6.04%	0
2013	12.218208	15.265601	24.94%	0
2012	10.683132	12.218208	14.37%	0
2011	10.852111	10.683132	-1.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.271397	14.986636	5.01%	0
2019	11.275601	14.271397	26.57%	0
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
1201

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	23.676829	38.938189	64.46%	0
2019	17.241783	23.676829	37.32%	0
2018	15.726583	17.241783	9.63%	0
2017	11.987994	15.726583	31.19%	0
2016	12.251697	11.987994	-2.15%	0
2015	11.900647	12.251697	2.95%	0
2014	10.876824	11.900647	9.41%	0
2013	8.088469	10.876824	34.47%	0
2012	6.937538	8.088469	16.59%	0
2011	6.956080	6.937538	-0.27%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	17.236002	24.182543	40.30%	0
2019	13.160780	17.236002	30.96%	0
2018	13.523557	13.160780	-2.68%	0
2017	10.262695	13.523557	31.77%	0
2016	10.439862	10.262695	-1.70%	0
2015	9.991880	10.439862	4.48%	0
2014	9.207425	9.991880	8.52%	0
2013	6.926168	9.207425	32.94%	0
2012	6.195667	6.926168	11.79%	0
2011	6.338755	6.195667	-2.26%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.622970	14.650052	0.19%	0
2019	13.037294	14.622970	12.16%	0
2018	13.858678	13.037294	-5.93%	0
2017	13.260802	13.858678	4.51%	0
2016	11.878649	13.260802	11.64%	0
2015	12.645750	11.878649	-6.07%	0
2014	12.818959	12.645750	-1.35%	0
2013	12.405464	12.818959	3.33%	0
2012	11.131075	12.405464	11.45%	0
2011	10.973294	11.131075	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.165912	14.039278	6.63%	0
2019	12.310175	13.165912	6.95%	0
2018	12.694830	12.310175	-3.03%	0
2017	12.486875	12.694830	1.67%	0
2016	12.227181	12.486875	2.12%	0
2015	12.616925	12.227181	-3.09%	0
2014	12.223806	12.616925	3.22%	0
2013	12.765642	12.223806	-4.24%	0
2012	12.366895	12.765642	3.22%	0
2011	11.818195	12.366895	4.64%	0
1202

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	18.656852	21.493875	15.21%	0
2019	15.497258	18.656852	20.39%	0
2018	18.604321	15.497258	-16.70%	0
2017	15.791004	18.604321	17.82%	0
2016	14.430320	15.791004	9.43%	0
2015	15.010351	14.430320	-3.86%	0
2014	14.482137	15.010351	3.65%	0
2013	10.905297	14.482137	32.80%	0
2012	9.737727	10.905297	11.99%	0
2011	11.174354	9.737727	-12.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	11.620951	13.099418	12.72%	0
2019	9.325842	11.620951	24.61%	0
2018	11.227841	9.325842	-16.94%	0
2017	8.841424	11.227841	26.99%	0
2016	9.547220	8.841424	-7.39%	0
2015	9.452112	9.547220	1.01%	0
2014	10.545199	9.452112	-10.37%	0
2013	8.287005	10.545199	27.25%	0
2012	7.044235	8.287005	17.64%	0
2011	8.719496	7.044235	-19.21%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.090772	10.089364	-9.03%	0
2019	9.242405	11.090772	20.00%	0
2018	10.124603	9.242405	-8.71%	0
2017*	10.000000	10.124603	1.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	24.352385	25.711736	5.58%	0
2019	18.579770	24.352385	31.07%	0
2018	23.031005	18.579770	-19.33%	0
2017	19.793152	23.031005	16.36%	0
2016	18.522821	19.793152	6.86%	0
2015	19.576400	18.522821	-5.38%	0
2014	18.799670	19.576400	4.13%	0
2013	14.766122	18.799670	27.32%	0
2012	11.903918	14.766122	24.04%	0
2011	13.380096	11.903918	-11.03%	0
1203

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.396065	14.609970	9.06%	0
2019	11.451289	13.396065	16.98%	0
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.926005	15.651569	-1.72%	0
2019	14.059739	15.926005	13.27%	0
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	18.248774	18.734966	2.66%	0
2019	14.798374	18.248774	23.32%	0
2018	17.405796	14.798374	-14.98%	0
2017	16.115908	17.405796	8.00%	0
2016	12.682424	16.115908	27.07%	0
2015	14.030833	12.682424	-9.61%	0
2014	14.294318	14.030833	-1.84%	0
2013	10.749999	14.294318	32.97%	0
2012	9.304096	10.749999	15.54%	0
2011	9.904920	9.304096	-6.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.619804	13.289686	14.37%	0
2019	9.396839	11.619804	23.66%	0
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
1204

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	14.853196	14.363874	-3.29%	0
2019	13.487032	14.853196	10.13%	0
2018	16.311309	13.487032	-17.31%	0
2017	14.280566	16.311309	14.22%	0
2016	13.611275	14.280566	4.92%	0
2015	14.885147	13.611275	-8.56%	0
2014	17.114608	14.885147	-13.03%	0
2013	14.224631	17.114608	20.32%	0
2012	12.289758	14.224631	15.74%	0
2011	14.060126	12.289758	-12.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.468682	8.169684	-3.53%	0
2019	7.710817	8.468682	9.83%	0
2018	9.344590	7.710817	-17.48%	0
2017	8.204134	9.344590	13.90%	0
2016	7.842589	8.204134	4.61%	0
2015	8.593488	7.842589	-8.74%	0
2014*	10.000000	8.593488	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.175133	8.481950	-7.56%	0
2019	9.215261	9.175133	-0.44%	0
2018	9.263639	9.215261	-0.52%	0
2017	9.311484	9.263639	-0.51%	0
2016	9.267483	9.311484	0.47%	0
2015	9.922579	9.267483	-6.60%	0
2014*	10.000000	9.922579	-0.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.027592	12.221829	1.61%	0
2019	11.009209	12.027592	9.25%	0
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.915323	10.327623	4.16%	0
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0
1205

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.319284	9.767611	4.81%	0
2019	9.092610	9.319284	2.49%	0
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.517078	14.069919	4.09%	0
2019	11.407981	13.517078	18.49%	0
2018	12.730106	11.407981	-10.39%	0
2017	11.335329	12.730106	12.30%	0
2016	10.521518	11.335329	7.73%	0
2015	10.852560	10.521518	-3.05%	0
2014	10.589505	10.852560	2.48%	0
2013	9.095675	10.589505	16.42%	0
2012	7.995032	9.095675	13.77%	0
2011	9.729172	7.995032	-17.82%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	19.611345	25.286123	28.94%	0
2019	15.141732	19.611345	29.52%	0
2018	16.702587	15.141732	-9.34%	0
2017	13.725898	16.702587	21.69%	0
2016	12.942525	13.725898	6.05%	0
2015	13.271352	12.942525	-2.48%	0
2014	12.028077	13.271352	10.34%	0
2013	9.441983	12.028077	27.39%	0
2012	8.355291	9.441983	13.01%	0
2011	8.947489	8.355291	-6.62%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	16.672119	18.320225	9.89%	0
2019	14.222040	16.672119	17.23%	0
2018	15.459294	14.222040	-8.00%	0
2017	13.846170	15.459294	11.65%	0
2016	13.133077	13.846170	5.43%	0
2015	13.441645	13.133077	-2.30%	0
2014	12.906097	13.441645	4.15%	0
2013	11.565943	12.906097	11.59%	0
2012	10.461044	11.565943	10.56%	0
2011	10.648094	10.461044	-1.76%	0
1206

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	19.063260	18.954695	-0.57%	0
2019	15.784767	19.063260	20.77%	0
2018	18.098165	15.784767	-12.78%	0
2017	16.154914	18.098165	12.03%	0
2016	13.487351	16.154914	19.78%	0
2015	14.500686	13.487351	-6.99%	0
2014	13.806420	14.500686	5.03%	0
2013	10.618929	13.806420	30.02%	0
2012	9.420189	10.618929	12.73%	0
2011	10.089962	9.420189	-6.64%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	17.738703	18.116526	2.13%	0
2019	16.269660	17.738703	9.03%	0
2018	17.388718	16.269660	-6.44%	0
2017	16.769723	17.388718	3.69%	0
2016	14.619686	16.769723	14.71%	0
2015	15.595666	14.619686	-6.26%	0
2014	15.587349	15.595666	0.05%	0
2013	14.872641	15.587349	4.81%	0
2012	13.266775	14.872641	12.10%	0
2011	13.597217	13.266775	-2.43%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	20.341459	19.660529	-3.35%	0
2019	17.002724	20.341459	19.64%	0
2018	19.950068	17.002724	-14.77%	0
2017	19.710318	19.950068	1.22%	0
2016	15.949858	19.710318	23.58%	0
2015	17.500388	15.949858	-8.86%	0
2014	18.181980	17.500388	-3.75%	0
2013	13.618137	18.181980	33.51%	0
2012	11.676022	13.618137	16.63%	0
2011	12.540540	11.676022	-6.89%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	20.786352	21.160087	1.80%	0
2019	16.809217	20.786352	23.66%	0
2018	19.793205	16.809217	-15.08%	0
2017	17.833684	19.793205	10.99%	0
2016	14.414403	17.833684	23.72%	0
2015	15.845461	14.414403	-9.03%	0
2014	16.088263	15.845461	-1.51%	0
2013	12.363650	16.088263	30.13%	0
2012	10.816665	12.363650	14.30%	0
2011	11.980055	10.816665	-9.71%	0
1207

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	19.104418	24.580065	28.66%	0
2019	15.574491	19.104418	22.66%	0
2018	17.793445	15.574491	-12.47%	0
2017	14.895808	17.793445	19.45%	0
2016	13.451141	14.895808	10.74%	0
2015	13.962690	13.451141	-3.66%	0
2014	13.148783	13.962690	6.19%	0
2013	9.531701	13.148783	37.95%	0
2012	8.755013	9.531701	8.87%	0
2011	9.149140	8.755013	-4.31%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	21.712107	29.217219	34.57%	0
2019	16.611113	21.712107	30.71%	0
2018	17.663964	16.611113	-5.96%	0
2017	13.909226	17.663964	26.99%	0
2016	13.107185	13.909226	6.12%	0
2015	12.730522	13.107185	2.96%	0
2014	11.318856	12.730522	12.47%	0
2013	9.040865	11.318856	25.20%	0
2012	8.367184	9.040865	8.05%	0
2011	8.959721	8.367184	-6.61%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.161458	30.791226	38.94%	0
2019	16.603489	22.161458	33.47%	0
2018	17.654056	16.603489	-5.95%	0
2017	14.203288	17.654056	24.30%	0
2016	14.228888	14.203288	-0.18%	0
2015	13.883677	14.228888	2.49%	0
2014	13.117973	13.883677	5.84%	0
2013	9.590870	13.117973	36.78%	0
2012*	10.000000	9.590870	-4.09%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.039829	33.317179	38.59%	0
2019	18.054292	24.039829	33.15%	0
2018	19.249796	18.054292	-6.21%	0
2017	15.525468	19.249796	23.99%	0
2016	15.591705	15.525468	-0.42%	0
2015	15.250711	15.591705	2.24%	0
2014	14.445714	15.250711	5.57%	0
2013	10.587426	14.445714	36.44%	0
2012	9.566704	10.587426	10.67%	0
1208

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	17.034398	22.708899	33.31%	0
2019	12.814751	17.034398	32.93%	0
2018	13.929800	12.814751	-8.00%	0
2017	11.251911	13.929800	23.80%	0
2016	11.787450	11.251911	-4.54%	0
2015	11.663997	11.787450	1.06%	0
2014	10.355175	11.663997	12.64%	0
2013	8.177683	10.355175	26.63%	0
2012	7.342537	8.177683	11.37%	0
2011	7.610161	7.342537	-3.52%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.933180	23.260537	11.12%	0
2019	16.630824	20.933180	25.87%	0
2018	18.809513	16.630824	-11.58%	0
2017	17.027272	18.809513	10.47%	0
2016	15.820934	17.027272	7.62%	0
2015	17.202664	15.820934	-8.03%	0
2014	16.298026	17.202664	5.55%	0
2013	12.919700	16.298026	26.15%	0
2012	11.624426	12.919700	11.14%	0
2011	11.917210	11.624426	-2.46%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	11.798792	16.201327	37.31%	0
2019	8.674379	11.798792	36.02%	0
2018	9.464689	8.674379	-8.35%	0
2017	7.528935	9.464689	25.71%	0
2016	7.537612	7.528935	-0.12%	0
2015	7.244400	7.537612	4.05%	0
2014	7.016709	7.244400	3.24%	0
2013	5.286749	7.016709	32.72%	0
2012	4.651943	5.286749	13.65%	0
2011	4.714446	4.651943	-1.33%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.553019	45.53%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.589303	16.729457	7.31%	0
2019	13.270045	15.589303	17.48%	0
2018	15.026490	13.270045	-11.69%	0
2017	13.865346	15.026490	8.37%	0
2016	12.339036	13.865346	12.37%	0
2015	12.939296	12.339036	-4.64%	0
2014	12.158954	12.939296	6.42%	0
2013	9.951676	12.158954	22.18%	0
2012	9.057841	9.951676	9.87%	0
2011*	10.000000	9.057841	-9.42%	0
1209

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	22.697639	28.275640	24.58%	0
2019	17.646340	22.697639	28.63%	0
2018	20.828192	17.646340	-15.28%	0
2017	15.613757	20.828192	33.40%	0
2016	15.983561	15.613757	-2.31%	0
2015	15.755236	15.983561	1.45%	0
2014	15.780957	15.755236	-0.16%	44
2013	12.700640	15.780957	24.25%	44
2012	10.731554	12.700640	18.35%	44
2011	11.988965	10.731554	-10.49%	44
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	13.813483	11.821043	-14.42%	0
2019	11.506601	13.813483	20.05%	0
2018	12.564134	11.506601	-8.42%	0
2017	11.386337	12.564134	10.34%	0
2016	11.432258	11.386337	-0.40%	0
2015	11.889420	11.432258	-3.85%	0
2014	10.627852	11.889420	11.87%	0
2013	10.601577	10.627852	0.25%	0
2012	8.478598	10.601577	25.04%	0
2011	9.291497	8.478598	-8.75%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.293234	10.387799	0.92%	0
2019	9.518027	10.293234	8.14%	0
2018	10.202060	9.518027	-6.70%	0
2017	9.835293	10.202060	3.73%	0
2016	9.458542	9.835293	3.98%	0
2015	9.915311	9.458542	-4.61%	0
2014	9.878707	9.915311	0.37%	0
2013	10.135060	9.878707	-2.53%	0
2012*	10.000000	10.135060	1.35%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	24.826314	27.734190	11.71%	0
2019	19.196878	24.826314	29.32%	0
2018	19.495377	19.196878	-1.53%	0
2017	17.244158	19.495377	13.05%	0
2016	19.954110	17.244158	-13.58%	0
2015	19.818019	19.954110	0.69%	0
2014	16.967782	19.818019	16.80%	0
2013	12.369776	16.967782	37.17%	0
2012	10.483652	12.369776	17.99%	0
2011	10.332788	10.483652	1.46%	0
1210

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	22.852399	25.425432	11.26%	0
2019	18.210886	22.852399	25.49%	0
2018	21.948501	18.210886	-17.03%	0
2017	18.281319	21.948501	20.06%	0
2016	18.814604	18.281319	-2.83%	0
2015	19.739975	18.814604	-4.69%	0
2014	20.158648	19.739975	-2.08%	0
2013	17.354486	20.158648	16.16%	0
2012	15.391502	17.354486	12.75%	0
2011	16.909314	15.391502	-8.98%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	18.618875	20.705621	11.21%	0
2019	14.443107	18.618875	28.91%	0
2018	16.067514	14.443107	-10.11%	0
2017	14.080413	16.067514	14.11%	0
2016	12.924208	14.080413	8.95%	0
2015	12.815482	12.924208	0.85%	0
2014	11.861067	12.815482	8.05%	0
2013	9.222302	11.861067	28.61%	0
2012	8.085435	9.222302	14.06%	0
2011	8.285035	8.085435	-2.41%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.318405	16.287300	6.33%	0
2019	12.552295	15.318405	22.04%	0
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	19.726012	23.089490	17.05%	0
2019	15.980753	19.726012	23.44%	0
2018	18.261404	15.980753	-12.49%	0
2017	16.389005	18.261404	11.42%	0
2016	14.223077	16.389005	15.23%	0
2015	15.486465	14.223077	-8.16%	0
2014	14.175607	15.486465	9.25%	0
2013	10.299469	14.175607	37.63%	0
2012	8.944451	10.299469	15.15%	0
2011	9.371310	8.944451	-4.55%	0
1211

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.367290	12.247674	18.14%	0
2019	8.301684	10.367290	24.88%	0
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.055619	28.959552	11.15%	0
2019	21.922031	26.055619	18.86%	0
2018	23.756387	21.922031	-7.72%	0
2017	20.578437	23.756387	15.44%	0
2016	21.638835	20.578437	-4.90%	0
2015	24.190180	21.638835	-10.55%	0
2014	26.162757	24.190180	-7.54%	0
2013	21.422040	26.162757	22.13%	0
2012	18.418093	21.422040	16.31%	0
2011	20.335585	18.418093	-9.43%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.270576	25.115951	3.48%	0
2019	22.364146	24.270576	8.52%	0
2018	23.412300	22.364146	-4.48%	0
2017	22.484674	23.412300	4.13%	0
2016	19.826601	22.484674	13.41%	0
2015	21.727611	19.826601	-8.75%	0
2014	21.845773	21.727611	-0.54%	0
2013	20.256066	21.845773	7.85%	0
2012	17.494174	20.256066	15.79%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.381850	48.546898	45.43%	0
2019	24.795070	33.381850	34.63%	0
2018	25.423186	24.795070	-2.47%	0
2017	20.525691	25.423186	23.86%	0
2016	19.817105	20.525691	3.58%	0
2015	21.550138	19.817105	-8.04%	0
2014	20.469250	21.550138	5.28%	0
2013	16.140278	20.469250	26.82%	0
2012	14.563312	16.140278	10.83%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.044509	10.808480	7.61%	0
2019	9.417744	10.044509	6.66%	0
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
1212

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	23.227681	31.520052	35.70%	0
2019	17.390133	23.227681	33.57%	0
2018	17.519133	17.390133	-0.74%	0
2017	13.806944	17.519133	26.89%	0
2016	13.875992	13.806944	-0.50%	0
2015	12.701016	13.875992	9.25%	0
2014	11.997415	12.701016	5.86%	0
2013	9.391608	11.997415	27.75%	0
2012	7.769354	9.391608	20.88%	0
2011	8.553824	7.769354	-9.17%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	14.395172	21.177464	47.12%	0
2019	10.184405	14.395172	41.35%	0
2018	10.342289	10.184405	-1.53%	0
2017	7.311689	10.342289	41.45%	0
2016	6.579568	7.311689	11.13%	0
2015	6.442082	6.579568	2.13%	0
2014	6.036232	6.442082	6.72%	0
2013	4.567940	6.036232	32.14%	0
2012	3.928276	4.567940	16.28%	0
2011	4.406180	3.928276	-10.85%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.282609	12.776151	13.24%	0
2019	9.123442	11.282609	23.67%	0
2018	11.016754	9.123442	-17.19%	0
2017	8.628690	11.016754	27.68%	0
2016	9.475932	8.628690	-8.94%	0
2015	10.646474	9.475932	-10.99%	0
2014	12.410258	10.646474	-14.21%	0
2013	11.126335	12.410258	11.54%	0
2012	10.072958	11.126335	10.46%	0
2011	15.253061	10.072958	-33.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	28.503902	27.922626	-2.04%	0
2019	23.039151	28.503902	23.72%	0
2018	26.778726	23.039151	-13.96%	0
2017	24.115722	26.778726	11.04%	0
2016	21.541427	24.115722	11.95%	0
2015	22.673242	21.541427	-4.99%	0
2014	20.181800	22.673242	12.34%	0
2013	15.629341	20.181800	29.13%	0
2012	13.303671	15.629341	17.48%	0
2011	13.341827	13.303671	-0.29%	0
1213

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.867967	9.508231	-3.65%	0
2019	8.558027	9.867967	15.31%	0
2018	10.768028	8.558027	-20.52%	0
2017	8.630352	10.768028	24.77%	0
2016	7.320645	8.630352	17.89%	0
2015	9.382652	7.320645	-21.98%	0
2014*	10.000000	9.382652	-6.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.257419	10.754789	4.85%	0
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	29.846800	42.410375	42.09%	0
2019	21.646078	29.846800	37.89%	0
2018	22.569151	21.646078	-4.09%	0
2017	18.302821	22.569151	23.31%	0
2016	17.235146	18.302821	6.19%	0
2015	18.046268	17.235146	-4.49%	0
2014	19.988213	18.046268	-9.72%	0
2013	14.501904	19.988213	37.83%	0
2012	12.290818	14.501904	17.99%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	26.208714	26.403330	0.74%	0
2019	20.735034	26.208714	26.40%	0
2018	23.702852	20.735034	-12.52%	0
2017	20.693803	23.702852	14.54%	0
2016	18.634168	20.693803	11.05%	0
2015	19.272412	18.634168	-3.31%	0
2014	17.918208	19.272412	7.56%	0
2013	13.539162	17.918208	32.34%	0
2012	11.971492	13.539162	13.10%	0
2011	12.322742	11.971492	-2.85%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.776929	12.148719	12.73%	0
2019*	10.000000	10.776929	7.77%	0
1214

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	20.017807	23.485283	17.32%	0
2019	16.322682	20.017807	22.64%	0
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.223483	32.23%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.533694	35.34%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	12.853867	13.523877	5.21%	0
2019	11.877601	12.853867	8.22%	0
2018	12.251088	11.877601	-3.05%	0
2017	11.813927	12.251088	3.70%	0
2016	11.406543	11.813927	3.57%	0
2015	11.763644	11.406543	-3.04%	0
2014	11.175070	11.763644	5.27%	0
2013	11.486296	11.175070	-2.71%	0
2012	10.754206	11.486296	6.81%	0
2011	10.428913	10.754206	3.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	28.310823	29.163454	3.01%	0
2019	25.388503	28.310823	11.51%	0
2018	27.958207	25.388503	-9.19%	0
2017	26.108535	27.958207	7.08%	0
2016	24.194973	26.108535	7.91%	0
2015	25.069745	24.194973	-3.49%	0
2014	24.955688	25.069745	0.46%	0
2013	28.021372	24.955688	-10.94%	0
2012	24.340165	28.021372	15.12%	0
2011	23.298503	24.340165	4.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.289936	10.860690	-3.80%	0
2019	9.046497	11.289936	24.80%	0
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0
1215

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.179651	17.515391	8.26%	0
2019	14.076073	16.179651	14.94%	0
2018	15.427652	14.076073	-8.76%	0
2017	13.612965	15.427652	13.33%	0
2016	13.210082	13.612965	3.05%	0
2015	14.459752	13.210082	-8.64%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.814154	22.072640	11.40%	0
2019	16.371910	19.814154	21.03%	0
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	20.580694	30.340032	47.42%	0
2019	15.836850	20.580694	29.95%	0
2018	19.425726	15.836850	-18.47%	0
2017	15.823616	19.425726	22.76%	0
2016	16.563104	15.823616	-4.46%	0
2015	17.054286	16.563104	-2.88%	0
2014	17.651681	17.054286	-3.38%	0
2013	14.902103	17.651681	18.45%	0
2012	13.172602	14.902103	13.13%	0
2011	14.883459	13.172602	-11.50%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.258918	18.865664	9.31%	0
2019	14.640558	17.258918	17.88%	0
2018	15.788806	14.640558	-7.27%	0
2017	13.969615	15.788806	13.02%	0
2016	13.130437	13.969615	6.39%	0
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
1216

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.790584	11.501178	6.59%	0
2019	10.144582	10.790584	6.37%	0
2018	10.508215	10.144582	-3.46%	0
2017	10.430877	10.508215	0.74%	0
2016	10.410734	10.430877	0.19%	0
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.297450	27.007882	26.81%	0
2019	16.190246	21.297450	31.54%	0
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.911706	33.878124	47.86%	0
2019	18.018053	22.911706	27.16%	0
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.440339	20.351544	10.36%	0
2019	15.034759	18.440339	22.65%	0
2018	15.750785	15.034759	-4.55%	0
2017	13.234843	15.750785	19.01%	0
2016	12.206022	13.234843	8.43%	0
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
1217

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.219282	16.472713	1.56%	0
2019	15.222376	16.219282	6.55%	0
2018	15.973385	15.222376	-4.70%	0
2017	15.390601	15.973385	3.79%	0
2016	14.513049	15.390601	6.05%	0
2015	15.312547	14.513049	-5.22%	0
2014	15.102549	15.312547	1.39%	0
2013	15.649922	15.102549	-3.50%	0
2012	14.285700	15.649922	9.55%	0
2011	13.866750	14.285700	3.02%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.690365	22.284733	7.71%	0
2019	16.394401	20.690365	26.20%	0
2018	16.800409	16.394401	-2.42%	0
2017	14.281208	16.800409	17.64%	0
2016	13.135353	14.281208	8.72%	0
2015	13.333653	13.135353	-1.49%	0
2014	12.181702	13.333653	9.46%	0
2013	9.520156	12.181702	27.96%	0
2012	8.540769	9.520156	11.47%	0
2011	8.704321	8.540769	-1.88%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	15.899201	16.080731	1.14%	0
2019	12.795475	15.899201	24.26%	0
2018	14.137838	12.795475	-9.49%	0
2017	12.275305	14.137838	15.17%	0
2016	10.668095	12.275305	15.07%	0
2015	11.665286	10.668095	-8.55%	0
2014	10.948376	11.665286	6.55%	0
2013	8.269997	10.948376	32.39%	0
2012	7.153040	8.269997	15.62%	0
2011	7.503065	7.153040	-4.67%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.602738	12.971674	11.80%	0
2019	10.342332	11.602738	12.19%	0
2018	11.578999	10.342332	-10.68%	0
2017	10.016431	11.578999	15.60%	0
2016*	10.000000	10.016431	0.16%	0
1218

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.893723	16.361966	9.86%	0
2019	12.310321	14.893723	20.99%	0
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.365953	14.307982	7.05%	0
2019	11.787457	13.365953	13.39%	0
2018	12.882008	11.787457	-8.50%	0
2017	11.778364	12.882008	9.37%	0
2016	11.372514	11.778364	3.57%	0
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.394292	15.659831	8.79%	0
2019	12.265597	14.394292	17.36%	0
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	0
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.706162	12.292759	5.01%	0
2019	10.837557	11.706162	8.01%	0
2018	11.402618	10.837557	-4.96%	0
2017	10.983805	11.402618	3.81%	0
2016	10.756927	10.983805	2.11%	0
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
1219

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.657895	11.951769	2.52%	0
2019	10.491214	11.657895	11.12%	0
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.127973	12.708062	4.78%	0
2019	10.766495	12.127973	12.65%	0
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.925433	15.044115	8.03%	0
2019	12.076584	13.925433	15.31%	0
2018	13.319164	12.076584	-9.33%	0
2017	11.973140	13.319164	11.24%	0
2016	11.492251	11.973140	4.18%	0
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.630898	16.030509	9.57%	0
2019	12.264166	14.630898	19.30%	0
2018	13.887308	12.264166	-11.69%	0
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
1220

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.896907	13.727233	6.44%	0
2019	11.560655	12.896907	11.56%	0
2018	12.439080	11.560655	-7.06%	0
2017	11.597567	12.439080	7.26%	0
2016	11.209616	11.597567	3.46%	0
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.972401	14.343440	2.66%	0
2019	12.726826	13.972401	9.79%	0
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.722719	17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.231048	12.774603	4.44%	0
2019	11.503036	12.231048	6.33%	0
2018	11.837100	11.503036	-2.82%	0
2017	11.616596	11.837100	1.90%	0
2016	11.297477	11.616596	2.82%	0
2015	11.659275	11.297477	-3.10%	0
2014	11.371126	11.659275	2.53%	0
2013	11.877809	11.371126	-4.27%	0
2012	11.294826	11.877809	5.16%	0
2011	10.855838	11.294826	4.04%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.657882	13.470965	6.42%	0
2019	11.833806	12.657882	6.96%	0
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
1221

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.422937	10.553480	1.25%	0
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	20.856012	23.062220	10.58%	0
2019	17.380711	20.856012	20.00%	0
2018	21.567188	17.380711	-19.41%	0
2017	15.614862	21.567188	38.12%	0
2016	14.851621	15.614862	5.14%	0
2015	18.114755	14.851621	-18.01%	0
2014	19.641971	18.114755	-7.78%	0
2013	19.976084	19.641971	-1.67%	0
2012	17.461891	19.976084	14.40%	0
2011	23.047750	17.461891	-24.24%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	19.884800	20.574977	3.47%	0
2019	17.756283	19.884800	11.99%	0
2018	18.757924	17.756283	-5.34%	0
2017	18.001495	18.757924	4.20%	0
2016	16.155789	18.001495	11.42%	0
2015	16.996294	16.155789	-4.95%	0
2014	16.981161	16.996294	0.09%	0
2013	16.249492	16.981161	4.50%	0
2012	14.534306	16.249492	11.80%	0
2011	14.343240	14.534306	1.33%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.993322	14.488286	3.54%	0
2019	13.491439	13.993322	3.72%	0
2018	13.831680	13.491439	-2.46%	0
2017	13.881517	13.831680	-0.36%	0
2016	14.117216	13.881517	-1.67%	0
2015	14.480134	14.117216	-2.51%	0
2014	14.187933	14.480134	2.06%	0
2013	15.151331	14.187933	-6.36%	0
2012	15.064355	15.151331	0.58%	0
2011	14.389712	15.064355	4.69%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.256191	8.077672	-2.16%	0
2019	8.311159	8.256191	-0.66%	0
2018	8.399847	8.311159	-1.06%	0
2017	8.569706	8.399847	-1.98%	0
2016	8.779182	8.569706	-2.39%	0
2015	8.995056	8.779182	-2.40%	0
2014	9.216245	8.995056	-2.40%	0
2013	9.442872	9.216245	-2.40%	0
2012	9.675717	9.442872	-2.41%	0
2011	9.912974	9.675717	-2.39%	0
1222

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.169150	13.874686	5.36%	0
2019	11.327087	13.169150	16.26%	0
2018	13.580868	11.327087	-16.60%	0
2017	10.916728	13.580868	24.40%	0
2016	11.088076	10.916728	-1.55%	0
2015	11.719075	11.088076	-5.38%	0
2014	12.061381	11.719075	-2.84%	0
2013	10.487628	12.061381	15.01%	0
2012	9.295268	10.487628	12.83%	0
2011	10.554087	9.295268	-11.93%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.155805	10.618507	4.56%	0
2019	8.585258	10.155805	18.29%	0
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	21.475791	23.646793	10.11%	0
2019	17.783434	21.475791	20.76%	0
2018	19.993750	17.783434	-11.06%	0
2017	17.296243	19.993750	15.60%	0
2016	16.187706	17.296243	6.85%	0
2015	16.753018	16.187706	-3.37%	0
2014	16.349887	16.753018	2.47%	0
2013	13.164702	16.349887	24.19%	0
2012	11.638283	13.164702	13.12%	0
2011	12.411894	11.638283	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.713508	17.846819	6.78%	0
2019	14.846773	16.713508	12.57%	0
2018	15.989357	14.846773	-7.15%	0
2017	14.740619	15.989357	8.47%	0
2016	14.206667	14.740619	3.76%	0
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
1223

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.360462	22.180775	8.94%	0
2019	17.392840	20.360462	17.06%	0
2018	19.056073	17.392840	-8.73%	0
2017	17.005033	19.056073	12.06%	0
2016	16.170499	17.005033	5.16%	0
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.905703	13.441840	4.15%	0
2019	12.072194	12.905703	6.90%	0
2018	12.597909	12.072194	-4.17%	0
2017	12.212794	12.597909	3.15%	0
2016	12.000592	12.212794	1.77%	0
2015	12.263233	12.000592	-2.14%	0
2014	12.094275	12.263233	1.40%	0
2013	11.820533	12.094275	2.32%	0
2012	11.515908	11.820533	2.65%	0
2011	11.462444	11.515908	0.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.654945	11.893979	2.05%	0
2019	10.567878	11.654945	10.29%	0
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.203968	12.664822	3.78%	0
2019	10.849645	12.203968	12.48%	0
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
1224

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.796673	19.166421	7.70%	0
2019	15.486209	17.796673	14.92%	0
2018	16.824877	15.486209	-7.96%	0
2017	15.264184	16.824877	10.22%	0
2016	14.595884	15.264184	4.58%	0
2015	15.005032	14.595884	-2.73%	0
2014	14.616686	15.005032	2.66%	0
2013	12.840899	14.616686	13.83%	0
2012	11.873625	12.840899	8.15%	0
2011	12.169890	11.873625	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.202914	22.149072	9.63%	0
2019	16.990851	20.202914	18.90%	0
2018	18.869069	16.990851	-9.95%	0
2017	16.568263	18.869069	13.89%	0
2016	15.647379	16.568263	5.89%	0
2015	16.150051	15.647379	-3.11%	0
2014	15.765676	16.150051	2.44%	3,325
2013	13.199495	15.765676	19.44%	3,325
2012	11.888871	13.199495	11.02%	3,325
2011	12.445307	11.888871	-4.47%	3,325
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.487101	16.408219	5.95%	0
2019	13.982596	15.487101	10.76%	0
2018	14.883844	13.982596	-6.06%	0
2017	13.962627	14.883844	6.60%	0
2016	13.533214	13.962627	3.17%	0
2015	13.870247	13.533214	-2.43%	0
2014	13.568262	13.870247	2.23%	0
2013	12.581447	13.568262	7.84%	0
2012	11.932222	12.581447	5.44%	0
2011	11.977909	11.932222	-0.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.395429	10.868834	4.55%	0
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.694015	12.082361	12.98%	0
2019*	10.000000	10.694015	6.94%	0
1225

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	21.033653	26.706738	26.97%	0
2019	16.510246	21.033653	27.40%	0
2018	17.455745	16.510246	-5.42%	0
2017	13.734983	17.455745	27.09%	0
2016	13.770239	13.734983	-0.26%	0
2015	13.640388	13.770239	0.95%	0
2014	12.655131	13.640388	7.79%	0
2013	9.623012	12.655131	31.51%	0
2012	8.474222	9.623012	13.56%	0
2011	8.942039	8.474222	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.374977	12.934539	4.52%	0
2019	10.657513	12.374977	16.12%	0
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.239609	14.868119	4.41%	0
2019	11.960470	14.239609	19.06%	0
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	35.652414	41.372723	16.04%	0
2019	26.544082	35.652414	34.31%	0
2018	27.551282	26.544082	-3.66%	0
2017	22.171008	27.551282	24.27%	0
2016	21.918490	22.171008	1.15%	0
2015	21.369133	21.918490	2.57%	0
2014	20.123751	21.369133	6.19%	37
2013	15.082551	20.123751	33.42%	37
2012	13.021180	15.082551	15.83%	37
2011	13.645513	13.021180	-4.58%	37
1226

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	27.315721	27.057947	-0.94%	0
2019	22.045253	27.315721	23.91%	0
2018	24.920253	22.045253	-11.54%	0
2017	23.493068	24.920253	6.07%	0
2016	19.984507	23.493068	17.56%	0
2015	21.390577	19.984507	-6.57%	0
2014	19.374816	21.390577	10.40%	0
2013	15.050151	19.374816	28.74%	0
2012	13.449094	15.050151	11.90%	0
2011	13.690618	13.449094	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.768369	17.68%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.763796	17.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	33.214991	36.669460	10.40%	0
2019	27.084196	33.214991	22.64%	0
2018	31.319758	27.084196	-13.52%	0
2017	27.714420	31.319758	13.01%	0
2016	23.604619	27.714420	17.41%	0
2015	24.813941	23.604619	-4.87%	0
2014	23.235289	24.813941	6.79%	0
2013	17.893028	23.235289	29.86%	0
2012	15.607001	17.893028	14.65%	0
2011	16.407509	15.607001	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.043460	19.338402	-3.52%	0
2019	16.582086	20.043460	20.87%	0
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
1227

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	13.166958	18.105742	37.51%	0
2019	9.940627	13.166958	32.46%	0
2018	11.065154	9.940627	-10.16%	0
2017	9.074517	11.065154	21.94%	0
2016	8.584125	9.074517	5.71%	0
2015	8.729235	8.584125	-1.66%	0
2014	8.699327	8.729235	0.34%	0
2013	6.177189	8.699327	40.83%	0
2012	5.579661	6.177189	10.71%	0
2011	5.753897	5.579661	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	31.787584	32.623246	2.63%	0
2019	27.368906	31.787584	16.14%	0
2018	33.771533	27.368906	-18.96%	0
2017	31.724270	33.771533	6.45%	0
2016	25.809031	31.724270	22.92%	0
2015	28.138469	25.809031	-8.28%	0
2014	26.938728	28.138469	4.45%	27
2013	19.658504	26.938728	37.03%	27
2012	16.723729	19.658504	17.55%	27
2011	18.049426	16.723729	-7.34%	27
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	25.565596	30.613678	19.75%	0
2019	20.847251	25.565596	22.63%	0
2018	24.452454	20.847251	-14.74%	0
2017	22.074606	24.452454	10.77%	0
2016	18.411919	22.074606	19.89%	0
2015	19.178350	18.411919	-4.00%	0
2014	19.491135	19.178350	-1.60%	0
2013	14.172531	19.491135	37.53%	0
2012	12.572731	14.172531	12.72%	0
2011	13.639554	12.572731	-7.82%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	18.715892	20.741842	10.82%	0
2019	14.972900	18.715892	25.00%	0
2018	16.111072	14.972900	-7.06%	0
2017	13.220150	16.111072	21.87%	0
2016	11.922559	13.220150	10.88%	0
2015	12.349095	11.922559	-3.45%	0
2014	11.869446	12.349095	4.04%	0
2013	8.455799	11.869446	40.37%	0
2012	7.408969	8.455799	14.13%	0
2011	8.588767	7.408969	-13.74%	0
1228

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.423436	17.070531	10.68%	0
2019	12.337489	15.423436	25.01%	0
2018	13.309131	12.337489	-7.30%	0
2017	10.929259	13.309131	21.78%	0
2016*	10.000000	10.929259	9.29%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.369653	21.430562	10.64%	0
2019	15.749761	19.369653	22.98%	0
2018	17.131375	15.749761	-8.06%	0
2017	14.796443	17.131375	15.78%	0
2016	13.767141	14.796443	7.48%	0
2015	14.151526	13.767141	-2.72%	0
2014	13.109533	14.151526	7.95%	0
2013	9.679362	13.109533	35.44%	0
2012	8.895100	9.679362	8.82%	0
2011	9.412709	8.895100	-5.50%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.118101	14.883677	-7.66%	0
2019	12.635078	16.118101	27.57%	0
2018	13.476245	12.635078	-6.24%	0
2017	12.964304	13.476245	3.95%	0
2016	12.372846	12.964304	4.78%	0
2015	13.394746	12.372846	-7.63%	0
2014	10.648172	13.394746	25.79%	76
2013	10.587620	10.648172	0.57%	76
2012	9.369419	10.587620	13.00%	76
2011	9.013347	9.369419	3.95%	76
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.196213	31.96%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.255262	22.148005	15.02%	0
2019	15.078496	19.255262	27.70%	0
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0
1229

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.437420	9.471781	0.36%	0
2019	9.289784	9.437420	1.59%	0
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.396931	19.095130	16.46%	0
2019	13.444351	16.396931	21.96%	0
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	21.050188	33.057457	57.04%	0
2019	15.713724	21.050188	33.96%	0
2018	17.286837	15.713724	-9.10%	0
2017	13.864766	17.286837	24.68%	0
2016	13.342124	13.864766	3.92%	0
2015	13.695607	13.342124	-2.58%	0
2014	13.488188	13.695607	1.54%	0
2013	9.946124	13.488188	35.61%	0
2012	8.869385	9.946124	12.14%	0
2011	9.488384	8.869385	-6.52%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	13.938114	19.005805	36.36%	0
2019	10.779511	13.938114	29.30%	0
2018	11.821477	10.779511	-8.81%	0
2017	9.723000	11.821477	21.58%	0
2016	9.563429	9.723000	1.67%	0
2015*	10.000000	9.563429	-4.37%	0
1230

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.839609	8.925783	0.97%	0
2019	8.734917	8.839609	1.20%	0
2018	8.860445	8.734917	-1.42%	0
2017	8.997537	8.860445	-1.52%	0
2016	9.107148	8.997537	-1.20%	0
2015	9.313988	9.107148	-2.22%	0
2014	9.485170	9.313988	-1.80%	0
2013	9.658840	9.485170	-1.80%	0
2012	9.461262	9.658840	2.09%	0
2011	9.665353	9.461262	-2.11%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	24.977633	29.147190	16.69%	0
2019	20.329452	24.977633	22.86%	0
2018	22.097629	20.329452	-8.00%	0
2017	19.116276	22.097629	15.60%	0
2016	17.826909	19.116276	7.23%	0
2015	18.350366	17.826909	-2.85%	0
2014	17.033208	18.350366	7.73%	0
2013	12.682692	17.033208	34.30%	0
2012	11.709639	12.682692	8.31%	0
2011	12.378324	11.709639	-5.40%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.988655	11.573075	5.32%	0
2019	10.075603	10.988655	9.06%	0
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.290809	11.744909	4.02%	0
2019	10.090014	11.290809	11.90%	0
2018	10.863724	10.090014	-7.12%	0
2017	10.138554	10.863724	7.15%	0
2016	9.174884	10.138554	10.50%	0
2015	9.628221	9.174884	-4.71%	0
2014*	10.000000	9.628221	-3.72%	0
1231

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.735668	11.595206	8.01%	0
2019	10.287980	10.735668	4.35%	0
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.308085	10.351405	0.42%	0
2019	10.162799	10.308085	1.43%	0
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.351915	13.467890	9.03%	0
2019	11.671177	12.351915	5.83%	0
2018	12.230434	11.671177	-4.57%	0
2017	12.087689	12.230434	1.18%	0
2016	11.773432	12.087689	2.67%	0
2015	12.398285	11.773432	-5.04%	0
2014	12.322241	12.398285	0.62%	0
2013	13.907112	12.322241	-11.40%	0
2012	13.102906	13.907112	6.14%	0
2011	12.021460	13.102906	9.00%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.945475	9.914544	-0.31%	0
2019	9.922504	9.945475	0.23%	0
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
1232

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.293081	15.155151	6.03%	0
2019	13.515348	14.293081	5.75%	0
2018	13.924126	13.515348	-2.94%	0
2017	13.596425	13.924126	2.41%	0
2016	13.565506	13.596425	0.23%	0
2015	13.838807	13.565506	-1.97%	0
2014	13.598335	13.838807	1.77%	0
2013	14.210613	13.598335	-4.31%	0
2012	13.285547	14.210613	6.96%	0
2011	13.137760	13.285547	1.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.599202	11.227346	5.93%	0
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.628283	12.721906	9.40%	0
2019	9.519703	11.628283	22.15%	0
2018	12.060494	9.519703	-21.07%	0
2017	9.761465	12.060494	23.55%	0
2016*	10.000000	9.761465	-2.39%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.403633	34.04%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.806698	28.07%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	12.774595	15.434766	20.82%	0
2019	10.948217	12.774595	16.68%	0
2018	12.334814	10.948217	-11.24%	0
2017	12.014331	12.334814	2.67%	0
2016	10.282061	12.014331	16.85%	0
2015	12.034263	10.282061	-14.56%	0
2014	12.787865	12.034263	-5.89%	0
2013	10.829481	12.787865	18.08%	0
2012	10.312199	10.829481	5.02%	0
2011	12.019979	10.312199	-14.21%	0
1233

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.842683	50.268491	26.17%	0
2019	31.736288	39.842683	25.54%	0
2018	32.244929	31.736288	-1.58%	0
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	22.095641	25.285068	14.43%	0
2019	17.335046	22.095641	27.46%	0
2018	23.216966	17.335046	-25.33%	0
2017	15.748473	23.216966	47.42%	0
2016	16.118102	15.748473	-2.29%	0
2015	19.201513	16.118102	-16.06%	0
2014	19.755804	19.201513	-2.81%	0
2013	18.069547	19.755804	9.33%	0
2012	14.263181	18.069547	26.69%	0
2011	19.678518	14.263181	-27.52%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.349067	6.203624	15.98%	0
2019	4.913293	5.349067	8.87%	0
2018	7.034236	4.913293	-30.15%	0
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	18.650507	21.681843	16.25%	0
2019	17.081663	18.650507	9.18%	0
2018	24.405880	17.081663	-30.01%	0
2017	25.436186	24.405880	-4.05%	0
2016	18.133583	25.436186	40.27%	0
2015	27.918270	18.133583	-35.05%	0
2014	35.361090	27.918270	-21.05%	0
2013	32.777852	35.361090	7.88%	0
2012	32.485980	32.777852	0.90%	0
2011	39.837409	32.485980	-18.45%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.713939	10.294661	-3.91%	0
2019*	10.000000	10.713939	7.14%	0
1234

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.633476	50.256098	54.00%	0
2019	26.785388	32.633476	21.83%	0
2018	27.093334	26.785388	-1.14%	0
2017	22.054539	27.093334	22.85%	0
2016	20.970788	22.054539	5.17%	0
2015	22.124312	20.970788	-5.21%	0
2014	23.102311	22.124312	-4.23%	0
2013	15.755730	23.102311	46.63%	0
2012	14.966140	15.755730	5.28%	0
2011	16.072287	14.966140	-6.88%	0
1235

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.302536	12.584468	2.29%	0
2019	10.943605	12.302536	12.42%	0
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.657386	8.631985	-0.29%	0
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	28.361001	28.510832	0.53%	0
2019	24.247436	28.361001	16.96%	0
2018	29.349310	24.247436	-17.38%	0
2017	26.658556	29.349310	10.09%	0
2016	21.897242	26.658556	21.74%	0
2015	23.802643	21.897242	-8.00%	0
2014	22.396845	23.802643	6.28%	0
2013	16.681051	22.396845	34.27%	0
2012	14.434956	16.681051	15.56%	0
2011	16.193076	14.434956	-10.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.792187	12.602437	6.87%	0
2019	11.100155	11.792187	6.23%	0
2018	11.710607	11.100155	-5.21%	0
2017	11.578755	11.710607	1.14%	0
2016	11.369904	11.578755	1.84%	0
2015	11.950479	11.369904	-4.86%	0
2014	11.859302	11.950479	0.77%	0
2013	13.283585	11.859302	-10.72%	0
2012	12.681381	13.283585	4.75%	0
2011	11.632661	12.681381	9.02%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	17.576176	19.170253	9.07%	0
2019	14.536200	17.576176	20.91%	0
2018	16.002413	14.536200	-9.16%	0
2017	13.613995	16.002413	17.54%	0
2016	12.296820	13.613995	10.71%	0
2015	13.356403	12.296820	-7.93%	0
2014	12.170121	13.356403	9.75%	0
2013	9.185273	12.170121	32.50%	0
2012	8.206481	9.185273	11.93%	0
2011	8.158262	8.206481	0.59%	0
1236

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	9.966147	12.238066	22.80%	0
2019	7.955405	9.966147	25.28%	0
2018	9.620873	7.955405	-17.31%	0
2017	7.516123	9.620873	28.00%	0
2016	8.152663	7.516123	-7.81%	0
2015	8.294557	8.152663	-1.71%	0
2014	8.998459	8.294557	-7.82%	0
2013	7.535548	8.998459	19.41%	0
2012	6.375951	7.535548	18.19%	0
2011	7.430735	6.375951	-14.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	24.249656	23.941785	-1.27%	0
2019	19.247770	24.249656	25.99%	0
2018	22.640183	19.247770	-14.98%	0
2017	20.777295	22.640183	8.97%	0
2016	17.335474	20.777295	19.85%	0
2015	18.029226	17.335474	-3.85%	0
2014	15.874809	18.029226	13.57%	0
2013	12.506816	15.874809	26.93%	0
2012	11.021987	12.506816	13.47%	0
2011	11.377164	11.021987	-3.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	31.406080	30.935816	-1.50%	0
2019	25.343266	31.406080	23.92%	0
2018	28.600712	25.343266	-11.39%	0
2017	26.958648	28.600712	6.09%	0
2016	22.936326	26.958648	17.54%	0
2015	24.462675	22.936326	-6.24%	0
2014	22.176308	24.462675	10.31%	0
2013	17.257666	22.176308	28.50%	0
2012	15.441405	17.257666	11.76%	0
2011	15.669471	15.441405	-1.46%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	18.122043	23.480897	29.57%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.163115	11.653222	4.39%	0
2019	9.962765	11.163115	12.05%	0
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
1237

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.084493	10.677855	5.88%	0
2019	9.471402	10.084493	6.47%	0
2018	9.781165	9.471402	-3.17%	0
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.001382	14.145954	1.03%	0
2019	11.260660	14.001382	24.34%	0
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	16.123403	18.985691	17.75%	0
2019	14.036121	16.123403	14.87%	0
2018	15.570791	14.036121	-9.86%	0
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.460687	13.109055	5.20%	0
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	29.120647	31.429075	7.93%	0
2019	24.426202	29.120647	19.22%	0
2018	27.512821	24.426202	-11.22%	0
2017	25.089809	27.512821	9.66%	0
2016	20.455411	25.089809	22.66%	0
2015	21.469352	20.455411	-4.72%	0
2014	20.936322	21.469352	2.55%	0
2013	15.251958	20.936322	37.27%	0
2012	13.509263	15.251958	12.90%	0
2011	13.770387	13.509263	-1.90%	0
1238

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	19.211009	22.115211	15.12%	0
2019	15.012047	19.211009	27.97%	0
2018	16.139416	15.012047	-6.99%	0
2017	13.611573	16.139416	18.57%	0
2016	12.490203	13.611573	8.98%	0
2015	12.663701	12.490203	-1.37%	0
2014	11.445260	12.663701	10.65%	0
2013	8.886432	11.445260	28.79%	0
2012	7.871344	8.886432	12.90%	0
2011	7.919912	7.871344	-0.61%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	13.529315	16.384483	21.10%	0
2019	10.322388	13.529315	31.07%	0
2018	11.070485	10.322388	-6.76%	0
2017	9.838972	11.070485	12.52%	0
2016	9.137495	9.838972	7.68%	0
2015	9.676134	9.137495	-5.57%	0
2014	8.742974	9.676134	10.67%	0
2013	6.671245	8.742974	31.05%	0
2012	6.107799	6.671245	9.23%	0
2011	6.204950	6.107799	-1.57%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	20.280930	24.470905	20.66%	0
2019	15.275971	20.280930	32.76%	0
2018	16.814054	15.275971	-9.15%	0
2017	13.535353	16.814054	24.22%	0
2016	12.858027	13.535353	5.27%	0
2015	13.514594	12.858027	-4.86%	0
2014	12.816906	13.514594	5.44%	0
2013	10.849125	12.816906	18.14%	0
2012	10.071707	10.849125	7.72%	0
2011	9.470558	10.071707	6.35%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	17.925745	20.965258	16.96%	0
2019	15.089630	17.925745	18.80%	0
2018	19.118324	15.089630	-21.07%	0
2017	15.717789	19.118324	21.63%	0
2016	13.762034	15.717789	14.21%	0
2015	14.436412	13.762034	-4.67%	0
2014	14.566829	14.436412	-0.90%	0
2013	10.052156	14.566829	44.91%	0
2012	8.547520	10.052156	17.60%	0
2011	10.170060	8.547520	-15.95%	0
1239

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.780044	11.179156	3.70%	0
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.059835	15.325290	-4.57%	0
2019	12.890039	16.059835	24.59%	0
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.370181	10.318352	-0.50%	0
2019	9.927859	10.370181	4.46%	0
2018	10.187334	9.927859	-2.55%	0
2017	10.094976	10.187334	0.91%	0
2016	9.498127	10.094976	6.28%	0
2015	9.834259	9.498127	-3.42%	0
2014*	10.000000	9.834259	-1.66%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.121875	17.003854	5.47%	0
2019	15.100686	16.121875	6.76%	0
2018	15.574409	15.100686	-3.04%	0
2017	15.345193	15.574409	1.49%	0
2016	15.150145	15.345193	1.29%	0
2015	15.568570	15.150145	-2.69%	0
2014	15.376332	15.568570	1.25%	0
2013	15.601055	15.376332	-1.44%	0
2012	14.576702	15.601055	7.03%	0
2011	14.609778	14.576702	-0.23%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.309891	13.162888	27.67%	0
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
1240

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	14.962223	16.404541	9.64%	0
2019	13.222458	14.962223	13.16%	0
2018	14.136676	13.222458	-6.47%	0
2017	12.824570	14.136676	10.23%	0
2016	12.486768	12.824570	2.71%	0
2015	12.840453	12.486768	-2.75%	0
2014	12.614296	12.840453	1.79%	0
2013	11.403781	12.614296	10.62%	0
2012	10.467667	11.403781	8.94%	0
2011	10.760558	10.467667	-2.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	15.605779	17.494232	12.10%	0
2019	13.330388	15.605779	17.07%	0
2018	14.535975	13.330388	-8.29%	0
2017	12.792818	14.535975	13.63%	0
2016	12.365991	12.792818	3.45%	0
2015	12.723207	12.365991	-2.81%	0
2014	12.461521	12.723207	2.10%	0
2013	11.016704	12.461521	13.11%	0
2012	9.978119	11.016704	10.41%	0
2011	10.344533	9.978119	-3.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	16.746606	19.073916	13.90%	0
2019	13.802815	16.746606	21.33%	0
2018	15.362825	13.802815	-10.15%	0
2017	13.034035	15.362825	17.87%	0
2016	12.542662	13.034035	3.92%	0
2015	12.901051	12.542662	-2.78%	0
2014	12.611965	12.901051	2.29%	0
2013	10.641075	12.611965	18.52%	0
2012	9.446408	10.641075	12.65%	0
2011	9.951501	9.446408	-5.08%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.236849	15.769857	19.14%	0
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
1241

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2020	25.166440	32.020933	27.24%	0
2019	19.626116	25.166440	28.23%	0
2018	21.517891	19.626116	-8.79%	0
2017	18.114354	21.517891	18.79%	0
2016	17.206654	18.114354	5.28%	0
2015	17.540987	17.206654	-1.91%	0
2014	16.081245	17.540987	9.08%	0
2013	12.569936	16.081245	27.93%	0
2012	11.079466	12.569936	13.45%	0
2011	11.664789	11.079466	-5.02%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	30.569082	38.836440	27.04%	0
2019	23.871033	30.569082	28.06%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	7.189950	4.707279	-34.53%	0
2019	6.711160	7.189950	7.13%	0
2018	9.146077	6.711160	-26.62%	0
2017	9.642756	9.146077	-5.15%	0
2016	7.403640	9.642756	30.24%	0
2015	9.577167	7.403640	-22.69%	0
2014	11.254788	9.577167	-14.91%	0
2013	9.293407	11.254788	21.11%	0
2012	9.096716	9.293407	2.16%	0
2011	9.836214	9.096716	-7.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	21.111494	21.942247	3.94%	0
2019	16.997162	21.111494	24.21%	0
2018	19.024770	16.997162	-10.66%	0
2017	17.287509	19.024770	10.05%	0
2016	15.029661	17.287509	15.02%	0
2015	16.063993	15.029661	-6.44%	0
2014	15.156875	16.063993	5.98%	0
2013	12.137395	15.156875	24.88%	0
2012	10.617933	12.137395	14.31%	0
2011	10.791401	10.617933	-1.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.244631	14.950869	4.96%	0
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
1242

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2020	23.435969	38.522363	64.37%	0
2019	17.075130	23.435969	37.25%	0
2018	15.582612	17.075130	9.58%	0
2017	11.884317	15.582612	31.12%	0
2016	12.151951	11.884317	-2.20%	0
2015	11.809807	12.151951	2.90%	0
2014	10.799336	11.809807	9.36%	0
2013	8.034948	10.799336	34.40%	0
2012	6.895175	8.034948	16.53%	0
2011	6.917142	6.895175	-0.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	17.060694	23.924311	40.23%	0
2019	13.033603	17.060694	30.90%	0
2018	13.399782	13.033603	-2.73%	0
2017	10.173965	13.399782	31.71%	0
2016	10.354892	10.173965	-1.75%	0
2015	9.915636	10.354892	4.43%	0
2014	9.141849	9.915636	8.46%	0
2013	6.880373	9.141849	32.87%	0
2012	6.157863	6.880373	11.73%	0
2011	6.303294	6.157863	-2.31%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.474282	14.493663	0.13%	0
2019	12.911342	14.474282	12.11%	0
2018	13.731866	12.911342	-5.98%	0
2017	13.146165	13.731866	4.46%	0
2016	11.781971	13.146165	11.58%	0
2015	12.549260	11.781971	-6.11%	0
2014	12.727677	12.549260	-1.40%	0
2013	12.323452	12.727677	3.28%	0
2012	11.063160	12.323452	11.39%	0
2011	10.911920	11.063160	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	13.053960	13.912770	6.58%	0
2019	12.211749	13.053960	6.90%	0
2018	12.599813	12.211749	-3.08%	0
2017	12.399749	12.599813	1.61%	0
2016	12.148068	12.399749	2.07%	0
2015	12.541717	12.148068	-3.14%	0
2014	12.157166	12.541717	3.16%	0
2013	12.702546	12.157166	-4.29%	0
2012	12.312098	12.702546	3.17%	0
2011	11.771843	12.312098	4.59%	0
1243

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	18.526662	21.332962	15.15%	0
2019	15.397005	18.526662	20.33%	0
2018	18.493505	15.397005	-16.74%	0
2017	15.704962	18.493505	17.76%	0
2016	14.359018	15.704962	9.37%	0
2015	14.943838	14.359018	-3.91%	0
2014	14.425355	14.943838	3.59%	0
2013	10.868106	14.425355	32.73%	0
2012	9.709503	10.868106	11.93%	0
2011	11.147665	9.709503	-12.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	11.502785	12.959577	12.66%	0
2019	9.235737	11.502785	24.55%	0
2018	11.125105	9.235737	-16.98%	0
2017	8.765000	11.125105	26.93%	0
2016	9.469539	8.765000	-7.44%	0
2015	9.380013	9.469539	0.95%	0
2014	10.470130	9.380013	-10.41%	0
2013	8.232224	10.470130	27.18%	0
2012	7.001262	8.232224	17.58%	0
2011	8.670748	7.001262	-19.25%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.075623	10.070409	-9.08%	0
2019	9.234508	11.075623	19.94%	0
2018	10.121168	9.234508	-8.76%	0
2017*	10.000000	10.121168	1.21%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	24.132784	25.466828	5.53%	0
2019	18.421650	24.132784	31.00%	0
2018	22.846785	18.421650	-19.37%	0
2017	19.644855	22.846785	16.30%	0
2016	18.393451	19.644855	6.80%	0
2015	19.449639	18.393451	-5.43%	0
2014	18.687517	19.449639	4.08%	0
2013	14.685546	18.687517	27.25%	0
2012	11.845024	14.685546	23.98%	0
2011	13.320707	11.845024	-11.08%	0
1244

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.316264	14.515508	9.01%	0
2019	11.388903	13.316264	16.92%	0
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.814844	15.534362	-1.77%	0
2019	13.968766	15.814844	13.22%	0
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	18.121400	18.594659	2.61%	0
2019	14.702618	18.121400	23.25%	0
2018	17.302091	14.702618	-15.02%	0
2017	16.028081	17.302091	7.95%	0
2016	12.619749	16.028081	27.01%	0
2015	13.968651	12.619749	-9.66%	0
2014	14.238274	13.968651	-1.89%	0
2013	10.713332	14.238274	32.90%	0
2012	9.277123	10.713332	15.48%	0
2011	9.881255	9.277123	-6.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.586072	13.244314	14.31%	0
2019	9.374356	11.586072	23.59%	0
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
1245

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	14.719286	14.227087	-3.34%	0
2019	13.372297	14.719286	10.07%	0
2018	16.180877	13.372297	-17.36%	0
2017	14.173614	16.180877	14.16%	0
2016	13.516246	14.173614	4.86%	0
2015	14.788806	13.516246	-8.60%	0
2014	17.012557	14.788806	-13.07%	0
2013	14.147058	17.012557	20.26%	0
2012	12.229014	14.147058	15.68%	0
2011	13.997798	12.229014	-12.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.444077	8.141775	-3.58%	0
2019	7.692359	8.444077	9.77%	0
2018	9.327042	7.692359	-17.53%	0
2017	8.192914	9.327042	13.84%	0
2016	7.835874	8.192914	4.56%	0
2015	8.590525	7.835874	-8.78%	0
2014*	10.000000	8.590525	-14.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.148502	8.452988	-7.60%	0
2019	9.193222	9.148502	-0.49%	0
2018	9.246261	9.193222	-0.57%	0
2017	9.298760	9.246261	-0.56%	0
2016	9.259542	9.298760	0.42%	0
2015	9.919161	9.259542	-6.65%	0
2014*	10.000000	9.919161	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.980450	12.167687	1.56%	0
2019	10.971683	11.980450	9.19%	0
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.906857	10.313527	4.10%	0
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0
1246

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.287483	9.729295	4.76%	0
2019	9.066231	9.287483	2.44%	0
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2020	13.423409	13.965248	4.04%	0
2019	11.334750	13.423409	18.43%	0
2018	12.654912	11.334750	-10.43%	0
2017	11.274131	12.654912	12.25%	0
2016	10.470064	11.274131	7.68%	0
2015	10.805027	10.470064	-3.10%	0
2014	10.548525	10.805027	2.43%	0
2013	9.065112	10.548525	16.36%	0
2012	7.972263	9.065112	13.71%	0
2011	9.706440	7.972263	-17.87%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2020	19.475455	25.098049	28.87%	0
2019	15.044515	19.475455	29.45%	0
2018	16.603911	15.044515	-9.39%	0
2017	13.651770	16.603911	21.62%	0
2016	12.879208	13.651770	6.00%	0
2015	13.213202	12.879208	-2.53%	0
2014	11.981517	13.213202	10.28%	0
2013	9.410261	11.981517	27.32%	0
2012	8.331494	9.410261	12.95%	0
2011	8.926564	8.331494	-6.67%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2020	16.556633	18.183998	9.83%	0
2019	14.130767	16.556633	17.17%	0
2018	15.367996	14.130767	-8.05%	0
2017	13.771437	15.367996	11.59%	0
2016	13.068866	13.771437	5.38%	0
2015	13.382773	13.068866	-2.35%	0
2014	12.856166	13.382773	4.10%	0
2013	11.527099	12.856166	11.53%	0
2012	10.431266	11.527099	10.51%	0
2011	10.623215	10.431266	-1.81%	0
1247

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2020	18.931239	18.813779	-0.62%	0
2019	15.683471	18.931239	20.71%	0
2018	17.991298	15.683471	-12.83%	0
2017	16.067730	17.991298	11.97%	0
2016	13.421405	16.067730	19.72%	0
2015	14.437194	13.421405	-7.04%	0
2014	13.753020	14.437194	4.97%	0
2013	10.583270	13.753020	29.95%	0
2012	9.393380	10.583270	12.67%	0
2011	10.066389	9.393380	-6.69%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2020	17.615893	17.981877	2.08%	0
2019	16.165294	17.615893	8.97%	0
2018	17.286076	16.165294	-6.48%	0
2017	16.679249	17.286076	3.64%	0
2016	14.548246	16.679249	14.65%	0
2015	15.527412	14.548246	-6.31%	0
2014	15.527089	15.527412	0.00%	0
2013	14.822739	15.527089	4.75%	0
2012	13.229055	14.822739	12.05%	0
2011	13.565481	13.229055	-2.48%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2020	20.200634	19.514411	-3.40%	0
2019	16.893671	20.200634	19.58%	0
2018	19.832326	16.893671	-14.82%	0
2017	19.604016	19.832326	1.16%	0
2016	15.871938	19.604016	23.51%	0
2015	17.423815	15.871938	-8.91%	0
2014	18.111713	17.423815	-3.80%	0
2013	13.572450	18.111713	33.44%	0
2012	11.642817	13.572450	16.57%	0
2011	12.511275	11.642817	-6.94%	0
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) - Q/NQ
2020	20.642351	21.002729	1.75%	0
2019	16.701323	20.642351	23.60%	0
2018	19.676300	16.701323	-15.12%	0
2017	17.737415	19.676300	10.93%	0
2016	14.343909	17.737415	23.66%	0
2015	15.776058	14.343909	-9.08%	0
2014	16.026012	15.776058	-1.56%	0
2013	12.322122	16.026012	30.06%	0
2012	10.785866	12.322122	14.24%	0
2011	11.952057	10.785866	-9.76%	0
1248

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2020	18.972104	24.397336	28.60%	0
2019	15.474556	18.972104	22.60%	0
2018	17.688395	15.474556	-12.52%	0
2017	14.815441	17.688395	19.39%	0
2016	13.385405	14.815441	10.68%	0
2015	13.901580	13.385405	-3.71%	0
2014	13.097953	13.901580	6.14%	0
2013	9.499707	13.097953	37.88%	0
2012	8.730098	9.499707	8.82%	0
2011	9.127763	8.730098	-4.36%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2020	21.561884	29.000217	34.50%	0
2019	16.504639	21.561884	30.64%	0
2018	17.559795	16.504639	-6.01%	0
2017	13.834260	17.559795	26.93%	0
2016	13.043193	13.834260	6.06%	0
2015	12.674863	13.043193	2.91%	0
2014	11.275138	12.674863	12.41%	0
2013	9.010556	11.275138	25.13%	0
2012	8.343408	9.010556	8.00%	0
2011	8.938830	8.343408	-6.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2020	22.074445	30.654633	38.87%	0
2019	16.546771	22.074445	33.41%	0
2018	17.602834	16.546771	-6.00%	0
2017	14.169308	17.602834	24.23%	0
2016	14.202095	14.169308	-0.23%	0
2015	13.864644	14.202095	2.43%	0
2014	13.106701	13.864644	5.78%	0
2013	9.587541	13.106701	36.71%	0
2012*	10.000000	9.587541	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.823225	33.000076	38.52%	0
2019	17.900786	23.823225	33.08%	0
2018	19.095969	17.900786	-6.26%	0
2017	15.409275	19.095969	23.93%	0
2016	15.482928	15.409275	-0.48%	0
2015	15.152076	15.482928	2.18%	0
2014	14.359646	15.152076	5.52%	0
2013	10.529730	14.359646	36.37%	0
2012	9.519443	10.529730	10.61%	0
1249

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ
2020	16.861163	22.466453	33.24%	0
2019	12.690931	16.861163	32.86%	0
2018	13.802327	12.690931	-8.05%	0
2017	11.154642	13.802327	23.74%	0
2016	11.691513	11.154642	-4.59%	0
2015	11.575001	11.691513	1.01%	0
2014	10.281435	11.575001	12.58%	0
2013	8.123613	10.281435	26.56%	0
2012	7.297730	8.123613	11.32%	0
2011	7.567593	7.297730	-3.57%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	20.739553	23.033573	11.06%	0
2019	16.485450	20.739553	25.81%	0
2018	18.654702	16.485450	-11.63%	0
2017	16.895774	18.654702	10.41%	0
2016	15.706769	16.895774	7.57%	0
2015	17.087282	15.706769	-8.08%	0
2014	16.197007	17.087282	5.50%	0
2013	12.846202	16.197007	26.08%	0
2012	11.564226	12.846202	11.09%	0
2011	11.861569	11.564226	-2.51%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	11.678825	16.028395	37.24%	0
2019	8.590568	11.678825	35.95%	0
2018	9.378076	8.590568	-8.40%	0
2017	7.463857	9.378076	25.65%	0
2016	7.476278	7.463857	-0.17%	0
2015	7.189128	7.476278	3.99%	0
2014	6.966740	7.189128	3.19%	0
2013	5.251790	6.966740	32.65%	0
2012	4.623550	5.251790	13.59%	0
2011	4.688056	4.623550	-1.38%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.548043	45.48%	0
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2020	15.520151	16.646715	7.26%	0
2019	13.217950	15.520151	17.42%	0
2018	14.975224	13.217950	-11.73%	0
2017	13.825107	14.975224	8.32%	0
2016	12.309513	13.825107	12.31%	0
2015	12.914950	12.309513	-4.69%	0
2014	12.142310	12.914950	6.36%	0
2013	9.943148	12.142310	22.12%	0
2012	9.054712	9.943148	9.81%	0
2011*	10.000000	9.054712	-9.45%	0
1250

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	22.469966	27.977679	24.51%	0
2019	17.478289	22.469966	28.56%	0
2018	20.640479	17.478289	-15.32%	0
2017	15.480929	20.640479	33.33%	0
2016	15.855695	15.480929	-2.36%	0
2015	15.637212	15.855695	1.40%	0
2014	15.670760	15.637212	-0.21%	0
2013	12.618411	15.670760	24.19%	0
2012	10.667549	12.618411	18.29%	0
2011	11.923560	10.667549	-10.53%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2020	13.717794	11.733137	-14.47%	0
2019	11.432744	13.717794	19.99%	0
2018	12.489918	11.432744	-8.46%	0
2017	11.324855	12.489918	10.29%	0
2016	11.376350	11.324855	-0.45%	0
2015	11.837353	11.376350	-3.89%	0
2014	10.586742	11.837353	11.81%	0
2013	10.565985	10.586742	0.20%	0
2012	8.454476	10.565985	24.98%	0
2011	9.269800	8.454476	-8.80%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.255442	10.344362	0.87%	0
2019	9.487951	10.255442	8.09%	0
2018	10.175061	9.487951	-6.75%	0
2017	9.814274	10.175061	3.68%	0
2016	9.443150	9.814274	3.93%	0
2015	9.904227	9.443150	-4.66%	0
2014	9.872744	9.904227	0.32%	0
2013	10.134124	9.872744	-2.58%	0
2012*	10.000000	10.134124	1.34%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2020	24.654416	27.528055	11.66%	0
2019	19.073736	24.654416	29.26%	0
2018	19.380307	19.073736	-1.58%	0
2017	17.151141	19.380307	13.00%	0
2016	19.856626	17.151141	-13.63%	0
2015	19.731302	19.856626	0.64%	0
2014	16.902192	19.731302	16.74%	0
2013	12.328263	16.902192	37.10%	0
2012	10.453838	12.328263	17.93%	0
2011	10.308677	10.453838	1.41%	0
1251

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	22.646468	25.183400	11.20%	0
2019	18.056031	22.646468	25.42%	0
2018	21.773097	18.056031	-17.07%	0
2017	18.144487	21.773097	20.00%	0
2016	18.683321	18.144487	-2.88%	0
2015	19.612283	18.683321	-4.74%	0
2014	20.038520	19.612283	-2.13%	0
2013	17.259895	20.038520	16.10%	0
2012	15.315465	17.259895	12.70%	0
2011	16.834383	15.315465	-9.02%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	18.429659	20.484688	11.15%	0
2019	14.303638	18.429659	28.85%	0
2018	15.920566	14.303638	-10.16%	0
2017	13.958770	15.920566	14.05%	0
2016	12.819102	13.958770	8.89%	0
2015	12.717778	12.819102	0.80%	0
2014	11.776663	12.717778	7.99%	0
2013	9.161366	11.776663	28.55%	0
2012	8.036132	9.161366	14.00%	0
2011	8.238737	8.036132	-2.46%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.258353	16.215137	6.27%	0
2019	12.509489	15.258353	21.97%	0
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	19.588384	22.916653	16.99%	0
2019	15.877397	19.588384	23.37%	0
2018	18.152652	15.877397	-12.53%	0
2017	16.299725	18.152652	11.37%	0
2016	14.152819	16.299725	15.17%	0
2015	15.417877	14.152819	-8.21%	0
2014	14.120070	15.417877	9.19%	0
2013	10.264365	14.120070	37.56%	0
2012	8.918536	10.264365	15.09%	0
2011	9.348933	8.918536	-4.60%	0
1252

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.337189	12.205849	18.08%	0
2019	8.281827	10.337189	24.82%	0
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	25.803324	28.664451	11.09%	0
2019	21.720883	25.803324	18.80%	0
2018	23.550550	21.720883	-7.77%	0
2017	20.410545	23.550550	15.38%	0
2016	21.473269	20.410545	-4.95%	0
2015	24.017408	21.473269	-10.59%	0
2014	25.989217	24.017408	-7.59%	0
2013	21.290841	25.989217	22.07%	0
2012	18.314691	21.290841	16.25%	0
2011	20.231768	18.314691	-9.48%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.035565	24.860002	3.43%	0
2019	22.158935	24.035565	8.47%	0
2018	23.209424	22.158935	-4.53%	0
2017	22.301226	23.209424	4.07%	0
2016	19.674883	22.301226	13.35%	0
2015	21.572395	19.674883	-8.80%	0
2014	21.700825	21.572395	-0.59%	0
2013	20.131981	21.700825	7.79%	0
2012	17.395939	20.131981	15.73%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	33.133253	48.160695	45.35%	0
2019	24.623028	33.133253	34.56%	0
2018	25.259797	24.623028	-2.52%	0
2017	20.404198	25.259797	23.80%	0
2016	19.709875	20.404198	3.52%	0
2015	21.444529	19.709875	-8.09%	0
2014	20.379382	21.444529	5.23%	0
2013	16.077648	20.379382	26.76%	0
2012	14.514249	16.077648	10.77%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.020532	10.777157	7.55%	0
2019	9.400067	10.020532	6.60%	0
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
1253

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	22.991790	31.183986	35.63%	0
2019	17.222335	22.991790	33.50%	0
2018	17.359037	17.222335	-0.79%	0
2017	13.687753	17.359037	26.82%	0
2016	13.763230	13.687753	-0.55%	0
2015	12.604253	13.763230	9.20%	0
2014	11.912117	12.604253	5.81%	0
2013	9.329604	11.912117	27.68%	0
2012	7.722029	9.329604	20.82%	0
2011	8.506060	7.722029	-9.22%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	14.248949	20.951632	47.04%	0
2019	10.086119	14.248949	41.27%	0
2018	10.247757	10.086119	-1.58%	0
2017	7.248556	10.247757	41.38%	0
2016	6.526085	7.248556	11.07%	0
2015	6.393000	6.526085	2.08%	0
2014	5.993317	6.393000	6.67%	0
2013	4.537779	5.993317	32.08%	0
2012	3.904349	4.537779	16.22%	0
2011	4.381577	3.904349	-10.89%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	11.167889	12.639768	13.18%	0
2019	9.035296	11.167889	23.60%	0
2018	10.915945	9.035296	-17.23%	0
2017	8.554096	10.915945	27.61%	0
2016	9.398827	8.554096	-8.99%	0
2015	10.565275	9.398827	-11.04%	0
2014	12.321937	10.565275	-14.26%	0
2013	11.052812	12.321937	11.48%	0
2012	10.011536	11.052812	10.40%	0
2011	15.167834	10.011536	-33.99%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	28.276106	27.685260	-2.09%	0
2019	22.866742	28.276106	23.66%	0
2018	26.592045	22.866742	-14.01%	0
2017	23.959838	26.592045	10.99%	0
2016	21.413116	23.959838	11.89%	0
2015	22.549749	21.413116	-5.04%	0
2014	20.082170	22.549749	12.29%	0
2013	15.560151	20.082170	29.06%	0
2012	13.251572	15.560151	17.42%	0
2011	13.296372	13.251572	-0.34%	0
1254

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.839332	9.475783	-3.69%	0
2019	8.537568	9.839332	15.25%	0
2018	10.747821	8.537568	-20.56%	0
2017	8.618564	10.747821	24.71%	0
2016	7.314386	8.618564	17.83%	0
2015	9.379441	7.314386	-22.02%	0
2014*	10.000000	9.379441	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.238191	10.729139	4.80%	0
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	29.577768	42.006590	42.02%	0
2019	21.461950	29.577768	37.81%	0
2018	22.388705	21.461950	-4.14%	0
2017	18.165756	22.388705	23.25%	0
2016	17.114822	18.165756	6.14%	0
2015	17.929467	17.114822	-4.54%	0
2014	19.869038	17.929467	-9.76%	0
2013	14.422815	19.869038	37.76%	0
2012	12.230070	14.422815	17.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.972493	26.151947	0.69%	0
2019	20.558673	25.972493	26.33%	0
2018	23.513368	20.558673	-12.57%	0
2017	20.538866	23.513368	14.48%	0
2016	18.504102	20.538866	11.00%	0
2015	19.147703	18.504102	-3.36%	0
2014	17.811392	19.147703	7.50%	0
2013	13.465340	17.811392	32.28%	0
2012	11.912330	13.465340	13.04%	0
2011	12.268118	11.912330	-2.90%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.773241	12.138340	12.67%	0
2019*	10.000000	10.773241	7.73%	0
1255

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.918923	23.357287	17.26%	0
2019	16.250365	19.918923	22.58%	0
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.218980	32.19%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.529079	35.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	12.764174	13.422634	5.16%	0
2019	11.800758	12.764174	8.16%	0
2018	12.178105	11.800758	-3.10%	0
2017	11.749540	12.178105	3.65%	0
2016	11.350182	11.749540	3.52%	0
2015	11.711520	11.350182	-3.09%	0
2014	11.131258	11.711520	5.21%	0
2013	11.447131	11.131258	-2.76%	0
2012	10.723030	11.447131	6.75%	0
2011	10.403996	10.723030	3.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	28.022964	28.852131	2.96%	0
2019	25.143235	28.022964	11.45%	0
2018	27.702389	25.143235	-9.24%	0
2017	25.882851	27.702389	7.03%	0
2016	23.998082	25.882851	7.85%	0
2015	24.878481	23.998082	-3.54%	0
2014	24.778002	24.878481	0.41%	0
2013	27.836121	24.778002	-10.99%	0
2012	24.191675	27.836121	15.06%	0
2011	23.168209	24.191675	4.42%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.262964	10.829180	-3.85%	0
2019	9.029508	11.262964	24.74%	0
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0
1256

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	16.033851	17.348665	8.20%	0
2019	13.956383	16.033851	14.89%	0
2018	15.304358	13.956383	-8.81%	0
2017	13.511067	15.304358	13.27%	0
2016	13.117896	13.511067	3.00%	0
2015	14.366216	13.117896	-8.69%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.721354	21.958005	11.34%	0
2019	16.303589	19.721354	20.96%	0
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	20.468485	30.159171	47.34%	0
2019	15.758580	20.468485	29.89%	0
2018	19.339701	15.758580	-18.52%	0
2017	15.761587	19.339701	22.70%	0
2016	16.506614	15.761587	-4.51%	0
2015	17.004839	16.506614	-2.93%	0
2014	17.609533	17.004839	-3.43%	0
2013	14.874127	17.609533	18.39%	0
2012	13.154619	14.874127	13.07%	0
2011	14.870746	13.154619	-11.54%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.138504	18.724452	9.25%	0
2019	14.545869	17.138504	17.82%	0
2018	15.694762	14.545869	-7.32%	0
2017	13.893499	15.694762	12.96%	0
2016	13.065573	13.893499	6.34%	0
2015	13.263205	13.065573	-1.49%	0
2014	12.950052	13.263205	2.42%	0
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
1257

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.715242	11.415035	6.53%	0
2019	10.078923	10.715242	6.31%	0
2018	10.445592	10.078923	-3.51%	0
2017	10.374025	10.445592	0.69%	0
2016	10.359274	10.374025	0.14%	0
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	21.148836	26.805682	26.75%	0
2019	16.085508	21.148836	31.48%	0
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.751825	33.624518	47.79%	0
2019	17.901490	22.751825	27.09%	0
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.321049	20.209529	10.31%	0
2019	14.945153	18.321049	22.59%	0
2018	15.664982	14.945153	-4.60%	0
2017	13.169468	15.664982	18.95%	0
2016	12.151930	13.169468	8.37%	0
2015	12.323246	12.151930	-1.39%	0
2014	11.460607	12.323246	7.53%	0
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
1258

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.054439	16.296928	1.51%	0
2019	15.075381	16.054439	6.49%	0
2018	15.827290	15.075381	-4.75%	0
2017	15.257640	15.827290	3.73%	0
2016	14.395027	15.257640	5.99%	0
2015	15.195817	14.395027	-5.27%	0
2014	14.995102	15.195817	1.34%	0
2013	15.546550	14.995102	-3.55%	0
2012	14.198623	15.546550	9.49%	0
2011	13.789262	14.198623	2.97%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.479883	22.046714	7.65%	0
2019	16.235945	20.479883	26.14%	0
2018	16.646605	16.235945	-2.47%	0
2017	14.157694	16.646605	17.58%	0
2016	13.028403	14.157694	8.67%	0
2015	13.231864	13.028403	-1.54%	0
2014	12.094908	13.231864	9.40%	0
2013	9.457169	12.094908	27.89%	0
2012	8.488621	9.457169	11.41%	0
2011	8.655607	8.488621	-1.93%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	15.737615	15.909140	1.09%	0
2019	12.671918	15.737615	24.19%	0
2018	14.008550	12.671918	-9.54%	0
2017	12.169264	14.008550	15.11%	0
2016	10.581342	12.169264	15.01%	0
2015	11.576352	10.581342	-8.60%	0
2014	10.870470	11.576352	6.49%	0
2013	8.215359	10.870470	32.32%	0
2012	7.109425	8.215359	15.56%	0
2011	7.461125	7.109425	-4.71%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.580963	12.940689	11.74%	0
2019	10.328219	11.580963	12.13%	0
2018	11.569163	10.328219	-10.73%	0
2017	10.013035	11.569163	15.54%	0
2016*	10.000000	10.013035	0.13%	0
1259

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.804903	16.256075	9.80%	0
2019	12.243177	14.804903	20.92%	0
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.286304	14.215436	6.99%	0
2019	11.723224	13.286304	13.33%	0
2018	12.818422	11.723224	-8.54%	0
2017	11.726216	12.818422	9.31%	0
2016	11.327949	11.726216	3.52%	0
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.308494	15.558514	8.74%	0
2019	12.198737	14.308494	17.29%	0
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.636379	12.213214	4.96%	0
2019	10.778474	11.636379	7.96%	0
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
1260

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.618147	11.904905	2.47%	0
2019	10.460800	11.618147	11.06%	0
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.086614	12.658241	4.73%	0
2019	10.735273	12.086614	12.59%	0
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.842412	14.946761	7.98%	0
2019	12.010729	13.842412	15.25%	0
2018	13.253357	12.010729	-9.38%	0
2017	11.920076	13.253357	11.19%	0
2016	11.447166	11.920076	4.13%	0
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.543682	15.926780	9.51%	0
2019	12.197312	14.543682	19.24%	0
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
1261

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.820036	13.638411	6.38%	0
2019	11.497638	12.820036	11.50%	0
2018	12.377643	11.497638	-7.11%	0
2017	11.546192	12.377643	7.20%	0
2016	11.165663	11.546192	3.41%	0
2015	11.569351	11.165663	-3.49%	0
2014	11.394765	11.569351	1.53%	0
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.896236	14.257953	2.60%	0
2019	12.663940	13.896236	9.73%	0
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	0
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.721475	17.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	12.158158	12.691971	4.39%	0
2019	11.440344	12.158158	6.27%	0
2018	11.778665	11.440344	-2.87%	0
2017	11.565148	11.778665	1.85%	0
2016	11.253178	11.565148	2.77%	0
2015	11.619507	11.253178	-3.15%	0
2014	11.338156	11.619507	2.48%	0
2013	11.849451	11.338156	-4.31%	0
2012	11.273640	11.849451	5.11%	0
2011	10.841014	11.273640	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.582396	13.383762	6.37%	0
2019	11.769271	12.582396	6.91%	0
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
1262

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.414031	10.539071	1.20%	0
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	20.651244	22.824096	10.52%	0
2019	17.218890	20.651244	19.93%	0
2018	21.377422	17.218890	-19.45%	0
2017	15.485366	21.377422	38.05%	0
2016	14.735980	15.485366	5.09%	0
2015	17.982924	14.735980	-18.06%	0
2014	19.509016	17.982924	-7.82%	0
2013	19.851034	19.509016	-1.72%	0
2012	17.361485	19.851034	14.34%	0
2011	22.926980	17.361485	-24.27%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	19.682706	20.355440	3.42%	0
2019	17.584823	19.682706	11.93%	0
2018	18.586362	17.584823	-5.39%	0
2017	17.845973	18.586362	4.15%	0
2016	16.024395	17.845973	11.37%	0
2015	16.866703	16.024395	-4.99%	0
2014	16.860328	16.866703	0.04%	0
2013	16.142136	16.860328	4.45%	0
2012	14.445691	16.142136	11.74%	0
2011	14.263086	14.445691	1.28%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	13.851060	14.333644	3.48%	0
2019	13.361121	13.851060	3.67%	0
2018	13.705137	13.361121	-2.51%	0
2017	13.761551	13.705137	-0.41%	0
2016	14.002364	13.761551	-1.72%	0
2015	14.369696	14.002364	-2.56%	0
2014	14.086944	14.369696	2.01%	0
2013	15.051191	14.086944	-6.41%	0
2012	14.972476	15.051191	0.53%	0
2011	14.309264	14.972476	4.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.172021	7.991219	-2.21%	0
2019	8.230639	8.172021	-0.71%	0
2018	8.322747	8.230639	-1.11%	0
2017	8.495391	8.322747	-2.03%	0
2016	8.707497	8.495391	-2.44%	0
2015	8.926185	8.707497	-2.45%	0
2014	9.150366	8.926185	-2.45%	0
2013	9.380177	9.150366	-2.45%	0
2012	9.616413	9.380177	-2.46%	0
2011	9.857256	9.616413	-2.44%	0
1263

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	13.039877	13.731445	5.30%	0
2019	11.221643	13.039877	16.20%	0
2018	13.461390	11.221643	-16.64%	0
2017	10.826207	13.461390	24.34%	0
2016	11.001759	10.826207	-1.60%	0
2015	11.633803	11.001759	-5.43%	0
2014	11.979756	11.633803	-2.89%	0
2013	10.421995	11.979756	14.95%	0
2012	9.241835	10.421995	12.77%	0
2011	10.498791	9.241835	-11.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	10.084888	10.538961	4.50%	0
2019	8.529671	10.084888	18.23%	0
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	21.279349	23.418482	10.05%	0
2019	17.629797	21.279349	20.70%	0
2018	19.831243	17.629797	-11.10%	0
2017	17.164426	19.831243	15.54%	0
2016	16.072548	17.164426	6.79%	0
2015	16.642362	16.072548	-3.42%	0
2014	16.250219	16.642362	2.41%	0
2013	13.091149	16.250219	24.13%	0
2012	11.579204	13.091149	13.06%	0
2011	12.355209	11.579204	-6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.622414	17.740459	6.73%	0
2019	14.773414	16.622414	12.52%	0
2018	15.918548	14.773414	-7.19%	0
2017	14.682845	15.918548	8.42%	0
2016	14.158225	14.682845	3.71%	0
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
1264

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.249512	22.048601	8.88%	0
2019	17.306928	20.249512	17.00%	0
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.787712	13.312123	4.10%	0
2019	11.967955	12.787712	6.85%	0
2018	12.495562	11.967955	-4.22%	0
2017	12.119765	12.495562	3.10%	0
2016	11.915265	12.119765	1.72%	0
2015	12.182282	11.915265	-2.19%	0
2014	12.020601	12.182282	1.35%	0
2013	11.754555	12.020601	2.26%	0
2012	11.457510	11.754555	2.59%	0
2011	11.410138	11.457510	0.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.615201	11.847344	2.00%	0
2019	10.537230	11.615201	10.23%	0
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.162371	12.615189	3.72%	0
2019	10.818210	12.162371	12.42%	0
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
1265

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	17.633898	18.981394	7.64%	0
2019	15.352427	17.633898	14.86%	0
2018	16.688128	15.352427	-8.00%	0
2017	15.147837	16.688128	10.17%	0
2016	14.492032	15.147837	4.53%	0
2015	14.905915	14.492032	-2.78%	0
2014	14.527591	14.905915	2.60%	0
2013	12.769172	14.527591	13.77%	0
2012	11.813368	12.769172	8.09%	0
2011	12.114319	11.813368	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	20.018133	21.935249	9.58%	0
2019	16.844079	20.018133	18.84%	0
2018	18.715716	16.844079	-10.00%	0
2017	16.441993	18.715716	13.83%	0
2016	15.536059	16.441993	5.83%	0
2015	16.043378	15.536059	-3.16%	0
2014	15.669583	16.043378	2.39%	0
2013	13.125755	15.669583	19.38%	0
2012	11.828529	13.125755	10.97%	0
2011	12.388469	11.828529	-4.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	15.345467	16.249833	5.89%	0
2019	13.861822	15.345467	10.70%	0
2018	14.762896	13.861822	-6.10%	0
2017	13.856244	14.762896	6.54%	0
2016	13.436951	13.856244	3.12%	0
2015	13.778650	13.436951	-2.48%	0
2014	13.485565	13.778650	2.17%	0
2013	12.511167	13.485565	7.79%	0
2012	11.871669	12.511167	5.39%	0
2011	11.923220	11.871669	-0.43%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.391876	10.859554	4.50%	0
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.690351	12.072041	12.92%	0
2019*	10.000000	10.690351	6.90%	0
1266

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	20.908307	26.533985	26.91%	0
2019	16.420263	20.908307	27.33%	0
2018	17.369562	16.420263	-5.47%	0
2017	13.674145	17.369562	27.02%	0
2016	13.716248	13.674145	-0.31%	0
2015	13.593873	13.716248	0.90%	0
2014	12.618439	13.593873	7.73%	0
2013	9.600033	12.618439	31.44%	0
2012	8.458331	9.600033	13.50%	0
2011	8.929836	8.458331	-5.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.340361	12.891758	4.47%	0
2019	10.633143	12.340361	16.06%	0
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.199795	14.818949	4.36%	0
2019	11.933144	14.199795	18.99%	0
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	35.458188	41.126252	15.99%	0
2019	26.412996	35.458188	34.25%	0
2018	27.429374	26.412996	-3.71%	0
2017	22.084171	27.429374	24.20%	0
2016	21.843792	22.084171	1.10%	0
2015	21.307226	21.843792	2.52%	0
2014	20.075735	21.307226	6.13%	0
2013	15.054271	20.075735	33.36%	0
2012	13.003427	15.054271	15.77%	0
2011	13.633880	13.003427	-4.62%	0
1267

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	27.166852	26.896685	-0.99%	0
2019	21.936338	27.166852	23.84%	0
2018	24.809923	21.936338	-11.58%	0
2017	23.401006	24.809923	6.02%	0
2016	19.916371	23.401006	17.50%	0
2015	21.328569	19.916371	-6.62%	0
2014	19.328545	21.328569	10.35%	0
2013	15.021895	19.328545	28.67%	0
2012	13.430751	15.021895	11.85%	0
2011	13.678929	13.430751	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.766541	17.67%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.761971	17.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	32.877205	36.277950	10.34%	0
2019	26.822494	32.877205	22.57%	0
2018	31.033126	26.822494	-13.57%	0
2017	27.474819	31.033126	12.95%	0
2016	23.412505	27.474819	17.35%	0
2015	24.624608	23.412505	-4.92%	0
2014	23.069828	24.624608	6.74%	0
2013	17.774707	23.069828	29.79%	0
2012	15.511754	17.774707	14.59%	0
2011	16.315719	15.511754	-4.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.923982	19.213275	-3.57%	0
2019	16.491681	19.923982	20.81%	0
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
1268

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	13.032986	17.912341	37.44%	0
2019	9.844539	13.032986	32.39%	0
2018	10.963848	9.844539	-10.21%	0
2017	8.996032	10.963848	21.87%	0
2016	8.514245	8.996032	5.66%	0
2015	8.662620	8.514245	-1.71%	0
2014	8.637360	8.662620	0.29%	0
2013	6.136322	8.637360	40.76%	0
2012	5.545591	6.136322	10.65%	0
2011	5.721695	5.545591	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	31.464357	32.274985	2.58%	0
2019	27.104494	31.464357	16.09%	0
2018	33.462517	27.104494	-19.00%	0
2017	31.450055	33.462517	6.40%	0
2016	25.599017	31.450055	22.86%	0
2015	27.923821	25.599017	-8.33%	0
2014	26.746932	27.923821	4.40%	0
2013	19.528543	26.746932	36.96%	0
2012	16.621691	19.528543	17.49%	0
2011	17.948479	16.621691	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	25.305592	30.286816	19.68%	0
2019	20.645811	25.305592	22.57%	0
2018	24.228664	20.645811	-14.79%	0
2017	21.883758	24.228664	10.72%	0
2016	18.262063	21.883758	19.83%	0
2015	19.032012	18.262063	-4.05%	0
2014	19.352325	19.032012	-1.66%	0
2013	14.078791	19.352325	37.46%	0
2012	12.495995	14.078791	12.67%	0
2011	13.563245	12.495995	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	18.604309	20.607609	10.77%	0
2019	14.891259	18.604309	24.93%	0
2018	16.031497	14.891259	-7.11%	0
2017	13.161573	16.031497	21.81%	0
2016	11.875797	13.161573	10.83%	0
2015	12.306960	11.875797	-3.50%	0
2014	11.835021	12.306960	3.99%	0
2013	8.435587	11.835021	40.30%	0
2012	7.395062	8.435587	14.07%	0
2011	8.577036	7.395062	-13.78%	0
1269

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.394520	17.029800	10.62%	0
2019	12.320667	15.394520	24.95%	0
2018	13.297834	12.320667	-7.35%	0
2017	10.925558	13.297834	21.71%	0
2016*	10.000000	10.925558	9.26%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	19.254221	21.291939	10.58%	0
2019	15.663928	19.254221	22.92%	0
2018	17.046805	15.663928	-8.11%	0
2017	14.730914	17.046805	15.72%	0
2016	13.713170	14.730914	7.42%	0
2015	14.103272	13.713170	-2.77%	0
2014	13.071520	14.103272	7.89%	0
2013	9.656239	13.071520	35.37%	0
2012	8.878406	9.656239	8.76%	0
2011	9.399853	8.878406	-5.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	16.022037	14.787383	-7.71%	0
2019	12.566210	16.022037	27.50%	0
2018	13.409693	12.566210	-6.29%	0
2017	12.906867	13.409693	3.90%	0
2016	12.324318	12.906867	4.73%	0
2015	13.349053	12.324318	-7.68%	0
2014	10.617270	13.349053	25.73%	0
2013	10.562302	10.617270	0.52%	0
2012	9.351803	10.562302	12.94%	0
2011	9.000993	9.351803	3.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020*	10.000000	13.191724	31.92%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.189579	22.061149	14.96%	0
2019	15.034766	19.189579	27.63%	0
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
1270

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.381164	9.410488	0.31%	0
2019	9.239138	9.381164	1.54%	0
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.340971	19.020214	16.40%	0
2019	13.405338	16.340971	21.90%	0
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	20.924692	32.843571	56.96%	0
2019	15.628050	20.924692	33.89%	0
2018	17.201460	15.628050	-9.15%	0
2017	13.803338	17.201460	24.62%	0
2016	13.289799	13.803338	3.86%	0
2015	13.648898	13.289799	-2.63%	0
2014	13.449082	13.648898	1.49%	0
2013	9.922370	13.449082	35.54%	0
2012	8.852748	9.922370	12.08%	0
2011	9.475430	8.852748	-6.57%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	13.908459	18.955666	36.29%	0
2019	10.762090	13.908459	29.24%	0
2018	11.808465	10.762090	-8.86%	0
2017	9.717258	11.808465	21.52%	0
2016	9.562665	9.717258	1.62%	0
2015*	10.000000	9.562665	-4.37%	0
1271

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.764420	8.845323	0.92%	0
2019	8.665079	8.764420	1.15%	0
2018	8.794132	8.665079	-1.47%	0
2017	8.934767	8.794132	-1.57%	0
2016	9.048229	8.934767	-1.25%	0
2015	9.258470	9.048229	-2.27%	0
2014	9.433458	9.258470	-1.85%	0
2013	9.611113	9.433458	-1.85%	0
2012	9.419346	9.611113	2.04%	0
2011	9.627466	9.419346	-2.16%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	24.777990	28.899415	16.63%	0
2019	20.177300	24.777990	22.80%	0
2018	21.943536	20.177300	-8.05%	0
2017	18.992667	21.943536	15.54%	0
2016	17.720700	18.992667	7.18%	0
2015	18.250383	17.720700	-2.90%	0
2014	16.949086	18.250383	7.68%	0
2013	12.626517	16.949086	34.23%	0
2012	11.663767	12.626517	8.25%	0
2011	12.336150	11.663767	-5.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.945517	11.521733	5.26%	0
2019	10.041187	10.945517	9.01%	0
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.258043	11.704825	3.97%	0
2019	10.065888	11.258043	11.84%	0
2018	10.843333	10.065888	-7.17%	0
2017	10.124692	10.843333	7.10%	0
2016	9.167019	10.124692	10.45%	0
2015	9.624908	9.167019	-4.76%	0
2014*	10.000000	9.624908	-3.75%	0
1272

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.677176	11.526109	7.95%	0
2019	10.237163	10.677176	4.30%	0
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.251873	10.289684	0.37%	0
2019	10.112555	10.251873	1.38%	0
2018	10.343422	10.112555	-2.23%	0
2017	10.471356	10.343422	-1.22%	0
2016	10.595351	10.471356	-1.17%	0
2015	10.838833	10.595351	-2.25%	0
2014	11.028531	10.838833	-1.72%	0
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2020	12.266223	13.367595	8.98%	0
2019	11.596140	12.266223	5.78%	0
2018	12.158061	11.596140	-4.62%	0
2017	12.022315	12.158061	1.13%	0
2016	11.715741	12.022315	2.62%	0
2015	12.343844	11.715741	-5.09%	0
2014	12.274424	12.343844	0.57%	0
2013	13.860251	12.274424	-11.44%	0
2012	13.065465	13.860251	6.08%	0
2011	11.993246	13.065465	8.94%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.926786	9.890850	-0.36%	0
2019	9.908938	9.926786	0.18%	0
2018	10.016241	9.908938	-1.07%	0
2017	10.035758	10.016241	-0.19%	0
2016*	10.000000	10.035758	0.36%	0
1273

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2020	14.193906	15.042283	5.98%	0
2019	13.428448	14.193906	5.70%	0
2018	13.841732	13.428448	-2.99%	0
2017	13.522886	13.841732	2.36%	0
2016	13.499030	13.522886	0.18%	0
2015	13.778053	13.499030	-2.03%	0
2014	13.545570	13.778053	1.72%	0
2013	14.162737	13.545570	-4.36%	0
2012	13.247594	14.162737	6.91%	0
2011	13.106924	13.247594	1.07%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.552246	11.171884	5.87%	0
2019	9.993109	10.552246	5.60%	0
2018	10.310955	9.993109	-3.08%	0
2017	10.083472	10.310955	2.26%	0
2016	10.075704	10.083472	0.08%	0
2015	10.294216	10.075704	-2.12%	0
2014	10.130569	10.294216	1.62%	0
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.606479	12.691546	9.35%	0
2019	9.506713	11.606479	22.09%	0
2018	12.050256	9.506713	-21.11%	0
2017	9.758157	12.050256	23.49%	0
2016*	10.000000	9.758157	-2.42%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.399060	33.99%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.802338	28.02%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2020	12.686088	15.319985	20.76%	0
2019	10.877934	12.686088	16.62%	0
2018	12.261944	10.877934	-11.29%	0
2017	11.949467	12.261944	2.61%	0
2016	10.231776	11.949467	16.79%	0
2015	11.981557	10.231776	-14.60%	0
2014	12.738389	11.981557	-5.94%	0
2013	10.793105	12.738389	18.02%	0
2012	10.282834	10.793105	4.96%	0
2011	11.991893	10.282834	-14.25%	0
1274

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.645950	49.994661	26.10%	0
2019	31.595764	39.645950	25.48%	0
2018	32.118709	31.595764	-1.63%	0
2017	25.861024	32.118709	24.20%	0
2016	29.690427	25.861024	-12.90%	0
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	21.870987	25.015154	14.38%	0
2019	17.167588	21.870987	27.40%	0
2018	23.004558	17.167588	-25.37%	0
2017	15.612354	23.004558	47.35%	0
2016	15.986947	15.612354	-2.34%	0
2015	19.055043	15.986947	-16.10%	0
2014	19.615166	19.055043	-2.86%	0
2013	17.950095	19.615166	9.28%	0
2012	14.176170	17.950095	26.62%	0
2011	19.568491	14.176170	-27.56%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.328077	6.176103	15.92%	0
2019	4.896526	5.328077	8.81%	0
2018	7.013833	4.896526	-30.19%	0
2017	7.334061	7.013833	-4.37%	0
2016	5.241990	7.334061	39.91%	0
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	18.460787	21.450295	16.19%	0
2019	16.916568	18.460787	9.13%	0
2018	24.182464	16.916568	-30.05%	0
2017	25.216224	24.182464	-4.10%	0
2016	17.985952	25.216224	40.20%	0
2015	27.705214	17.985952	-35.08%	0
2014	35.109255	27.705214	-21.09%	0
2013	32.561104	35.109255	7.83%	0
2012	32.287747	32.561104	0.85%	0
2011	39.614587	32.287747	-18.50%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.710269	10.285864	-3.96%	0
2019*	10.000000	10.710269	7.10%	0
1275

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	32.455554	49.956535	53.92%	0
2019	26.653003	32.455554	21.77%	0
2018	26.973336	26.653003	-1.19%	0
2017	21.968077	26.973336	22.78%	0
2016	20.899259	21.968077	5.11%	0
2015	22.060168	20.899259	-5.26%	0
2014	23.047148	22.060168	-4.28%	0
2013	15.726154	23.047148	46.55%	0
2012	14.945721	15.726154	5.22%	0
2011	16.058572	14.945721	-6.93%	0
1276

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	10.924463	11.002978	0.72%	0
2019	9.869494	10.924463	10.69%	0
2018	11.092859	9.869494	-11.03%	0
2017	10.100846	11.092859	9.82%	0
2016	10.172632	10.100846	-0.71%	0
2015	10.730540	10.172632	-5.20%	0
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.436240	8.282113	-1.83%	0
2019	7.520508	8.436240	12.18%	0
2018*	10.000000	7.520508	-24.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	15.452709	15.295410	-1.02%	0
2019	13.417693	15.452709	15.17%	0
2018	16.496230	13.417693	-18.66%	0
2017	15.217098	16.496230	8.41%	0
2016	12.693863	15.217098	19.88%	0
2015	14.014011	12.693863	-9.42%	0
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.037754	9.510279	5.23%	0
2019	8.640202	9.037754	4.60%	0
2018	9.258525	8.640202	-6.68%	0
2017	9.296840	9.258525	-0.41%	0
2016	9.271348	9.296840	0.27%	0
2015	9.897004	9.271348	-6.32%	0
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	18.910150	20.308073	7.39%	0
2019	15.883635	18.910150	19.05%	0
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
1277

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2020	15.512609	18.756072	20.91%	0
2019	12.576138	15.512609	23.35%	0
2018	15.448106	12.576138	-18.59%	0
2017	12.256295	15.448106	26.04%	0
2016	13.501375	12.256295	-9.22%	0
2015	13.950923	13.501375	-3.22%	0
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	19.620844	19.073730	-2.79%	0
2019	15.816849	19.620844	24.05%	0
2018	18.896958	15.816849	-16.30%	0
2017	17.612030	18.896958	7.30%	0
2016	14.923281	17.612030	18.02%	0
2015	15.762945	14.923281	-5.33%	0
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	12.824278	28.24%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	10.384041	10.673272	2.79%	0
2019	9.412195	10.384041	10.33%	0
2018	10.092964	9.412195	-6.74%	0
2017	9.812309	10.092964	2.86%	0
2016	9.054080	9.812309	8.37%	0
2015*	10.000000	9.054080	-9.46%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	9.380697	9.779915	4.26%	0
2019	8.947989	9.380697	4.84%	0
2018	9.385746	8.947989	-4.66%	0
2017	9.467116	9.385746	-0.86%	0
2016	9.618827	9.467116	-1.58%	0
2015*	10.000000	9.618827	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.024270	12.956368	-0.52%	0
2019	10.638350	13.024270	22.43%	0
2018	11.965927	10.638350	-11.09%	0
2017	10.693093	11.965927	11.90%	0
2016	9.591242	10.693093	11.49%	0
2015*	10.000000	9.591242	-4.09%	0
1278

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.666804	15.845673	15.94%	0
2019	12.083309	13.666804	13.10%	0
2018	13.615067	12.083309	-11.25%	0
2017	12.464565	13.615067	9.23%	0
2016	12.500068	12.464565	-0.28%	0
2015	13.145838	12.500068	-4.91%	0
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.412783	11.821972	3.59%	0
2019	9.913776	11.412783	15.12%	0
2018	12.244777	9.913776	-19.04%	0
2017	11.080208	12.244777	10.51%	0
2016	10.012409	11.080208	10.66%	0
2015	10.693305	10.012409	-6.37%	0
2014*	10.000000	10.693305	6.93%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	24.761935	26.314008	6.27%	0
2019	21.094448	24.761935	17.39%	0
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	22.179626	25.140096	13.35%	0
2019	17.602387	22.179626	26.00%	0
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
1279

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	20.104371	23.972975	19.24%	0
2019	15.578377	20.104371	29.05%	0
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	20.502531	24.357971	18.80%	0
2019	15.683954	20.502531	30.72%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2020	14.137704	16.280776	15.16%	0
2019	12.086743	14.137704	16.97%	0
2018	15.554554	12.086743	-22.29%	0
2017	12.986926	15.554554	19.77%	0
2016	11.548000	12.986926	12.46%	0
2015	12.303115	11.548000	-6.14%	0
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.343454	10.561488	2.11%	0
2019	9.241722	10.343454	11.92%	0
2018	10.024817	9.241722	-7.81%	0
2017*	10.000000	10.024817	0.25%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	14.483191	13.608170	-6.04%	0
2019	11.806056	14.483191	22.68%	0
2018	14.802927	11.806056	-20.25%	0
2017	13.788553	14.802927	7.36%	0
2016	10.949916	13.788553	25.92%	0
2015	12.188018	10.949916	-10.16%	0
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
1280

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	9.497745	9.304973	-2.03%	0
2019	9.234633	9.497745	2.85%	0
2018	9.624787	9.234633	-4.05%	0
2017	9.686056	9.624787	-0.63%	0
2016	9.255307	9.686056	4.65%	0
2015	9.732495	9.255307	-4.90%	0
2014*	10.000000	9.732495	-2.68%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	10.012283	10.397671	3.85%	0
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.046554	12.629553	25.71%	0
2019	8.096085	10.046554	24.09%	0
2018*	10.000000	8.096085	-19.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	12.106245	13.069229	7.95%	0
2019	10.865592	12.106245	11.42%	0
2018	11.799338	10.865592	-7.91%	0
2017	10.870804	11.799338	8.54%	0
2016	10.749303	10.870804	1.13%	0
2015	11.226441	10.749303	-4.25%	0
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	12.626790	13.937184	10.38%	0
2019	10.954136	12.626790	15.27%	0
2018	12.132485	10.954136	-9.71%	0
2017	10.843741	12.132485	11.88%	0
2016	10.645170	10.843741	1.87%	0
2015	11.123773	10.645170	-4.30%	0
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
1281

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	13.549756	15.195558	12.15%	0
2019	11.342271	13.549756	19.46%	0
2018	12.822563	11.342271	-11.54%	0
2017	11.048139	12.822563	16.06%	0
2016	10.797197	11.048139	2.32%	0
2015	11.279201	10.797197	-4.27%	0
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	12.506369	14.670614	17.31%	0
2019	10.490697	12.506369	19.21%	0
2018	11.432387	10.490697	-8.24%	0
2017	10.249217	11.432387	11.54%	0
2016*	10.000000	10.249217	2.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	10.812016	13.525000	25.09%	0
2019*	10.000000	10.812016	8.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	5.816473	3.749309	-35.54%	0
2019	5.513889	5.816473	5.49%	0
2018	7.632594	5.513889	-27.76%	0
2017	8.172403	7.632594	-6.61%	0
2016	6.372487	8.172403	28.25%	0
2015	8.372317	6.372487	-23.89%	0
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	17.489079	17.897725	2.34%	0
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
1282

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	13.458537	13.908550	3.34%	0
2019	10.804889	13.458537	24.56%	0
2018	12.391009	10.804889	-12.80%	0
2017	11.061423	12.391009	12.02%	0
2016*	10.000000	11.061423	10.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	23.730077	32.765648	38.08%	0
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	14.249804	14.049459	-1.41%	0
2019	12.909521	14.249804	10.38%	0
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	10.102738	10.601864	4.94%	0
2019	9.598490	10.102738	5.25%	0
2018	10.059032	9.598490	-4.58%	0
2017	10.053461	10.059032	0.06%	0
2016	10.002788	10.053461	0.51%	0
2015	10.488224	10.002788	-4.63%	0
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
1283

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	14.989718	16.994878	13.38%	0
2019	12.652062	14.989718	18.48%	0
2018	15.435423	12.652062	-18.03%	0
2017	13.311975	15.435423	15.95%	0
2016	12.360656	13.311975	7.70%	0
2015	13.065058	12.360656	-5.39%	0
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	14.705246	16.312869	10.93%	0
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	10.626885	9.513616	-10.48%	0
2019	8.998710	10.626885	18.09%	0
2018	10.017745	8.998710	-10.17%	0
2017*	10.000000	10.017745	0.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	18.219873	18.931265	3.90%	0
2019	14.125139	18.219873	28.99%	0
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
1284

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	11.113763	11.928397	7.33%	0
2019	9.653596	11.113763	15.13%	0
2018	11.126603	9.653596	-13.24%	0
2017	10.343697	11.126603	7.57%	0
2016	9.513843	10.343697	8.72%	0
2015	10.561458	9.513843	-9.92%	0
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.796293	12.376017	-3.28%	0
2019	11.479041	12.796293	11.48%	0
2018	12.491501	11.479041	-8.11%	0
2017	11.856701	12.491501	5.35%	0
2016	10.824776	11.856701	9.53%	0
2015	12.125482	10.824776	-10.73%	0
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	14.661424	14.812979	1.03%	0
2019	12.081128	14.661424	21.36%	0
2018	14.440606	12.081128	-16.34%	0
2017	13.585578	14.440606	6.29%	0
2016	10.863117	13.585578	25.06%	0
2015	12.212135	10.863117	-11.05%	0
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	10.611197	11.943291	12.55%	0
2019	8.719639	10.611197	21.69%	0
2018	10.783951	8.719639	-19.14%	0
2017	7.994957	10.783951	34.88%	0
2016	7.086580	7.994957	12.82%	0
2015	9.177499	7.086580	-22.78%	0
2014*	10.000000	9.177499	-8.23%	0
1285

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2020	10.197067	9.704468	-4.83%	0
2019	9.408564	10.197067	8.38%	0
2018	11.563606	9.408564	-18.64%	0
2017	10.286784	11.563606	12.41%	0
2016	9.962458	10.286784	3.26%	0
2015	11.070825	9.962458	-10.01%	0
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	7.733419	7.341855	-5.06%	0
2019	7.154970	7.733419	8.08%	0
2018	8.811825	7.154970	-18.80%	0
2017	7.860820	8.811825	12.10%	0
2016	7.635347	7.860820	2.95%	0
2015	8.501538	7.635347	-10.19%	0
2014*	10.000000	8.501538	-14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.378687	7.622605	-9.02%	0
2019	8.551141	8.378687	-2.02%	0
2018	8.735570	8.551141	-2.11%	0
2017	8.921990	8.735570	-2.09%	0
2016	9.022716	8.921990	-1.12%	0
2015	9.816502	9.022716	-8.09%	0
2014*	10.000000	9.816502	-1.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.638517	10.638647	0.00%	0
2019	9.894866	10.638517	7.52%	0
2018	10.771224	9.894866	-8.14%	0
2017	9.913031	10.771224	8.66%	0
2016	9.890494	9.913031	0.23%	0
2015	10.933395	9.890494	-9.54%	0
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.653953	9.895689	2.50%	0
2019	9.236124	9.653953	4.52%	0
2018*	10.000000	9.236124	-7.64%	0
1286

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.375681	8.639187	3.15%	0
2019	8.303827	8.375681	0.87%	0
2018	9.109533	8.303827	-8.84%	0
2017	9.146966	9.109533	-0.41%	0
2016	9.568360	9.146966	-4.40%	0
2015	9.781018	9.568360	-2.17%	0
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	19.222456	26.218029	36.39%	0
2019	14.669246	19.222456	31.04%	0
2018	15.894600	14.669246	-7.71%	0
2017	13.025533	15.894600	22.03%	0
2016	13.291607	13.025533	-2.00%	0
2015	13.210759	13.291607	0.61%	0
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2020	17.573510	19.217154	9.35%	0
2019	14.186919	17.573510	23.87%	0
2018	16.306050	14.186919	-13.00%	0
2017	14.998454	16.306050	8.72%	0
2016	14.160081	14.998454	5.92%	0
2015	15.645323	14.160081	-9.49%	0
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	21.095269	28.506831	35.13%	0
2019	15.759267	21.095269	33.86%	0
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.398244	43.98%	0
1287

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	23.223729	28.471677	22.60%	0
2019	18.346632	23.223729	26.58%	0
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	9.175478	9.112676	-0.68%	0
2019	8.621353	9.175478	6.43%	0
2018	9.390935	8.621353	-8.19%	0
2017	9.198988	9.390935	2.09%	0
2016	8.988965	9.198988	2.34%	0
2015	9.575151	8.988965	-6.12%	0
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2020	14.575351	15.958895	9.49%	0
2019	11.802349	14.575351	23.50%	0
2018	14.455757	11.802349	-18.36%	0
2017	12.234097	14.455757	18.16%	0
2016	12.793618	12.234097	-4.37%	0
2015	13.639598	12.793618	-6.20%	0
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	20.250108	22.161985	9.44%	0
2019	15.961892	20.250108	26.87%	0
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
1288

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	13.549061	14.177144	4.64%	0
2019	11.281593	13.549061	20.10%	0
2018	13.290040	11.281593	-15.11%	0
2017	12.066693	13.290040	10.14%	0
2016	11.100396	12.066693	8.71%	0
2015	12.073861	11.100396	-8.06%	0
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	15.848561	18.256394	15.19%	0
2019	13.046629	15.848561	21.48%	0
2018	15.150710	13.046629	-13.89%	0
2017	13.816000	15.150710	9.66%	0
2016	12.182980	13.816000	13.40%	0
2015	13.479313	12.182980	-9.62%	0
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	9.467802	11.007468	16.26%	0
2019	7.703723	9.467802	22.90%	0
2018	9.972423	7.703723	-22.75%	0
2017	8.209998	9.972423	21.47%	0
2016	8.785245	8.209998	-6.55%	0
2015	8.871067	8.785245	-0.97%	0
2014*	10.000000	8.871067	-11.29%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	20.155570	22.046221	9.38%	0
2019	17.231594	20.155570	16.97%	0
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
1289

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	15.411628	15.695139	1.84%	0
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	26.431058	37.828619	43.12%	0
2019	19.948938	26.431058	32.49%	0
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.321191	9.870909	5.90%	0
2019	8.880563	9.321191	4.96%	0
2018	9.368359	8.880563	-5.21%	0
2017	9.436148	9.368359	-0.72%	0
2016	9.609614	9.436148	-1.81%	0
2015*	10.000000	9.609614	-3.90%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	32.287228	43.118720	33.55%	0
2019	24.562846	32.287228	31.45%	0
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
1290

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	37.272764	53.964012	44.78%	0
2019	26.795311	37.272764	39.10%	0
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	17.026167	18.973722	11.44%	0
2019	13.989959	17.026167	21.70%	0
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	22.183258	21.385661	-3.60%	0
2019	18.219571	22.183258	21.76%	0
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.011650	8.545124	-5.18%	0
2019	7.941514	9.011650	13.48%	0
2018	10.154696	7.941514	-21.79%	0
2017	8.269610	10.154696	22.80%	0
2016	7.127442	8.269610	16.02%	0
2015	9.282713	7.127442	-23.22%	0
2014*	10.000000	9.282713	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	9.673113	9.981119	3.18%	0
2019	9.289619	9.673113	4.13%	0
2018	9.774147	9.289619	-4.96%	0
2017	9.796437	9.774147	-0.23%	0
2016*	10.000000	9.796437	-2.04%	0
1291

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	18.480770	25.843448	39.84%	0
2019	13.619157	18.480770	35.70%	0
2018	14.430542	13.619157	-5.62%	0
2017	11.890871	14.430542	21.36%	0
2016	11.377402	11.890871	4.51%	0
2015	12.105181	11.377402	-6.01%	0
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	16.780535	16.636513	-0.86%	0
2019	13.490109	16.780535	24.39%	0
2018	15.671411	13.490109	-13.92%	0
2017	13.901970	15.671411	12.73%	0
2016	12.719727	13.901970	9.29%	0
2015	13.367714	12.719727	-4.85%	0
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.662207	11.828496	10.94%	0
2019*	10.000000	10.662207	6.62%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	17.149221	19.800335	15.46%	0
2019	14.209191	17.149221	20.69%	0
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.083433	30.83%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.390434	33.90%	0
1292

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	10.327928	10.693754	3.54%	0
2019	9.697485	10.327928	6.50%	0
2018	10.164747	9.697485	-4.60%	0
2017	9.959742	10.164747	2.06%	0
2016	9.771015	9.959742	1.93%	0
2015	10.239567	9.771015	-4.58%	0
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	14.769484	14.972616	1.38%	0
2019	13.458604	14.769484	9.74%	0
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	10.476883	9.918372	-5.33%	0
2019	8.530429	10.476883	22.82%	0
2018	9.644221	8.530429	-11.55%	0
2017	8.920569	9.644221	8.11%	0
2016	8.077305	8.920569	10.44%	0
2015*	10.000000	8.077305	-19.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2020	11.488659	12.239659	6.54%	0
2019	10.156218	11.488659	13.12%	0
2018	11.312146	10.156218	-10.22%	0
2017	10.142095	11.312146	11.54%	0
2016	10.000301	10.142095	1.42%	0
2015	11.123071	10.000301	-10.09%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	17.110160	18.757861	9.63%	0
2019	14.365902	17.110160	19.10%	0
2018	16.117882	14.365902	-10.87%	0
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
1293

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	10.614471	15.399494	45.08%	0
2019	8.299572	10.614471	27.89%	0
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.867046	14.917339	7.57%	0
2019	11.953060	13.867046	16.01%	0
2018	13.099793	11.953060	-8.75%	0
2017	11.776839	13.099793	11.23%	0
2016	11.247491	11.776839	4.71%	0
2015	11.595956	11.247491	-3.01%	0
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	8.670060	9.094296	4.89%	0
2019	8.282523	8.670060	4.68%	0
2018	8.718637	8.282523	-5.00%	0
2017	8.793732	8.718637	-0.85%	0
2016	8.917996	8.793732	-1.39%	0
2015	9.306274	8.917996	-4.17%	0
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	17.111850	21.355539	24.80%	0
2019	13.218189	17.111850	29.46%	0
2018	15.197130	13.218189	-13.02%	0
2017	12.079271	15.197130	25.81%	0
2016	12.551088	12.079271	-3.76%	0
2015	12.264801	12.551088	2.33%	0
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
1294

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	18.408562	26.787930	45.52%	0
2019	14.710271	18.408562	25.14%	0
2018	15.420034	14.710271	-4.60%	0
2017	12.560506	15.420034	22.77%	0
2016	11.988851	12.560506	4.77%	0
2015	11.728120	11.988851	2.22%	0
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.055195	16.351668	8.61%	0
2019	12.472827	15.055195	20.70%	0
2018	13.278981	12.472827	-6.07%	0
2017	11.337298	13.278981	17.13%	0
2016	10.624196	11.337298	6.71%	0
2015	10.942262	10.624196	-2.91%	0
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.565147	10.559797	-0.05%	0
2019	10.075740	10.565147	4.86%	0
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	20.238825	21.452129	5.99%	0
2019	16.295351	20.238825	24.20%	0
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
1295

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	19.632327	19.541059	-0.46%	0
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.941783	12.038556	10.02%	0
2019	9.910548	10.941783	10.41%	0
2018	11.275749	9.910548	-12.11%	0
2017	9.910980	11.275749	13.77%	0
2016*	10.000000	9.910980	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	12.355973	13.358494	8.11%	0
2019	10.377524	12.355973	19.06%	0
2018	12.108026	10.377524	-14.29%	0
2017	10.521251	12.108026	15.08%	0
2016	10.107336	10.521251	4.10%	0
2015	10.710953	10.107336	-5.64%	0
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	11.088840	11.681897	5.35%	0
2019	9.937050	11.088840	11.59%	0
2018	11.036095	9.937050	-9.96%	0
2017	10.252912	11.036095	7.64%	0
2016	10.058929	10.252912	1.93%	0
2015	10.584802	10.058929	-4.97%	0
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
1296

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	11.941878	12.785524	7.06%	0
2019	10.340027	11.941878	15.49%	0
2018	11.724555	10.340027	-11.81%	0
2017	10.539367	11.724555	11.25%	0
2016	10.223047	10.539367	3.09%	0
2015	10.786873	10.223047	-5.23%	0
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	9.711897	10.036615	3.34%	0
2019	9.136332	9.711897	6.30%	0
2018	9.768714	9.136332	-6.47%	0
2017	9.561312	9.768714	2.17%	0
2016	9.514499	9.561312	0.49%	0
2015	9.979062	9.514499	-4.66%	0
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.477540	10.571084	0.89%	0
2019	9.581113	10.477540	9.36%	0
2018	10.729919	9.581113	-10.71%	0
2017	9.732665	10.729919	10.25%	0
2016	9.598405	9.732665	1.40%	0
2015	10.441597	9.598405	-8.08%	0
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	10.899972	11.239974	3.12%	0
2019	9.832479	10.899972	10.86%	0
2018	11.018643	9.832479	-10.77%	0
2017	9.737837	11.018643	13.15%	0
2016	9.544220	9.737837	2.03%	0
2015	10.446278	9.544220	-8.64%	0
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
1297

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	11.552963	12.282869	6.32%	0
2019	10.180748	11.552963	13.48%	0
2018	11.410567	10.180748	-10.78%	0
2017	10.422413	11.410567	9.48%	0
2016	10.164771	10.422413	2.53%	0
2015	10.696880	10.164771	-4.97%	0
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	12.138062	13.088008	7.83%	0
2019	10.338734	12.138062	17.40%	0
2018	11.897166	10.338734	-13.10%	0
2017	10.489462	11.897166	13.42%	0
2016	10.149148	10.489462	3.35%	0
2015	10.728381	10.149148	-5.40%	0
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	10.699757	11.207793	4.75%	0
2019	9.745891	10.699757	9.79%	0
2018	10.656645	9.745891	-8.55%	0
2017	10.095552	10.656645	5.56%	0
2016	9.914863	10.095552	1.82%	0
2015	10.433809	9.914863	-4.97%	0
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	11.778635	11.899429	1.03%	0
2019	10.901757	11.778635	8.04%	0
2018	13.465620	10.901757	-19.04%	0
2017	11.422514	13.465620	17.89%	0
2016	11.759895	11.422514	-2.87%	0
2015	12.741067	11.759895	-7.70%	0
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.683918	16.84%	0
1298

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	10.147567	10.430252	2.79%	0
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.501661	10.998782	4.73%	0
2019	9.976371	10.501661	5.27%	0
2018	10.542198	9.976371	-5.37%	0
2017	10.576102	10.542198	-0.32%	0
2016	10.654385	10.576102	-0.73%	0
2015	11.150257	10.654385	-4.45%	0
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.148255	10.112194	-0.36%	0
2019	9.912722	10.148255	2.38%	0
2018*	10.000000	9.912722	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	17.915930	19.496368	8.82%	0
2019	15.171466	17.915930	18.09%	0
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	14.410459	14.673807	1.83%	0
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
1299

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	8.555056	8.717026	1.89%	0
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	6.239710	6.007837	-3.72%	0
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	18.372021	19.048866	3.68%	0
2019	16.057181	18.372021	14.42%	0
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	8.159350	8.395611	2.90%	0
2019	7.008818	8.159350	16.42%	0
2018	8.499586	7.008818	-17.54%	0
2017	7.109265	8.499586	19.56%	0
2016	7.362305	7.109265	-3.44%	0
2015	7.773154	7.362305	-5.29%	0
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
1300

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	17.401538	18.856431	8.36%	0
2019	14.642153	17.401538	18.85%	0
2018	16.729386	14.642153	-12.48%	0
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	14.089892	14.806408	5.09%	0
2019	12.718129	14.089892	10.79%	0
2018	13.919249	12.718129	-8.63%	0
2017	13.038619	13.919249	6.75%	0
2016	12.768518	13.038619	2.12%	0
2015	13.316785	12.768518	-4.12%	0
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	17.164484	18.402166	7.21%	0
2019	14.899260	17.164484	15.20%	0
2018	16.589092	14.899260	-10.19%	0
2017	15.041690	16.589092	10.29%	0
2016	14.533649	15.041690	3.50%	0
2015	15.212328	14.533649	-4.46%	0
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	9.790024	10.034820	2.50%	0
2019	9.305506	9.790024	5.21%	0
2018	9.868340	9.305506	-5.70%	0
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
1301

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.474890	10.519974	0.43%	0
2019	9.651137	10.474890	8.54%	0
2018	10.649496	9.651137	-9.37%	0
2017	9.721988	10.649496	9.54%	0
2016	9.574147	9.721988	1.54%	0
2015	10.301871	9.574147	-7.06%	0
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	10.968331	11.201776	2.13%	0
2019	9.908467	10.968331	10.70%	0
2018	10.983352	9.908467	-9.79%	0
2017	9.775382	10.983352	12.36%	0
2016	9.514849	9.775382	2.74%	0
2015	10.314160	9.514849	-7.75%	0
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	13.900848	14.733047	5.99%	0
2019	12.291319	13.900848	13.09%	0
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	16.109799	17.381233	7.89%	0
2019	13.767084	16.109799	17.02%	0
2018	15.537204	13.767084	-11.39%	0
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
1302

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.858973	12.364808	4.27%	0
2019	10.879680	11.858973	9.00%	0
2018	11.768919	10.879680	-7.56%	0
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.284796	10.582430	2.89%	0
2019*	10.000000	10.284796	2.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.580151	11.763937	11.19%	0
2019*	10.000000	10.580151	5.80%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	17.450248	21.805207	24.96%	0
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	11.338207	11.662695	2.86%	0
2019	9.922166	11.338207	14.27%	0
2018	10.855929	9.922166	-8.60%	0
2017	9.613471	10.855929	12.92%	0
2016	9.219601	9.613471	4.27%	0
2015	9.819475	9.219601	-6.11%	0
2014*	10.000000	9.819475	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	13.046679	13.406214	2.76%	0
2019	11.135291	13.046679	17.17%	0
2018	11.902417	11.135291	-6.45%	0
2017	10.181259	11.902417	16.91%	0
2016	9.631244	10.181259	5.71%	0
2015	10.013229	9.631244	-3.81%	0
2014*	10.000000	10.013229	0.13%	0
1303

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	30.057022	34.325809	14.20%	0
2019	22.739139	30.057022	32.18%	0
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	23.028344	22.448531	-2.52%	0
2019	18.884870	23.028344	21.94%	0
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.711514	17.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.706969	17.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	24.342007	26.446895	8.65%	0
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
1304

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	16.628485	15.788631	-5.05%	0
2019	13.978808	16.628485	18.95%	0
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	18.817127	25.464652	35.33%	0
2019	14.435526	18.817127	30.35%	0
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	18.858428	19.046879	1.00%	0
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	21.496806	25.332881	17.84%	0
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
1305

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	15.526776	16.934219	9.06%	0
2019	12.621985	15.526776	23.01%	0
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	14.544935	15.842559	8.92%	0
2019	11.822476	14.544935	23.03%	0
2018	12.960672	11.822476	-8.78%	0
2017	10.814249	12.960672	19.85%	0
2016*	10.000000	10.814249	8.14%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	16.069388	17.496794	8.88%	0
2019	13.277087	16.069388	21.03%	0
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	13.371360	12.150968	-9.13%	0
2019	10.650971	13.371360	25.54%	0
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	17.306057	19.589922	13.20%	0
2019	13.770722	17.306057	25.67%	0
2018	15.075122	13.770722	-8.65%	0
2017	12.945389	15.075122	16.45%	0
2016	12.097510	12.945389	7.01%	0
2015	12.477389	12.097510	-3.04%	0
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
1306

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	7.829647	7.733347	-1.23%	0
2019	7.831517	7.829647	-0.02%	0
2018	8.089046	7.831517	-3.18%	0
2017	8.289872	8.089046	-2.42%	0
2016	8.420033	8.289872	-1.55%	0
2015	8.796332	8.420033	-4.28%	0
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	14.736774	16.889368	14.61%	0
2019	12.278091	14.736774	20.02%	0
2018	14.422226	12.278091	-14.87%	0
2017	13.148850	14.422226	9.68%	0
2016	11.324399	13.148850	16.11%	0
2015	12.395386	11.324399	-8.64%	0
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	17.463528	26.989921	54.55%	0
2019	13.246659	17.463528	31.83%	0
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	13.040812	17.499984	34.19%	0
2019	10.248307	13.040812	27.25%	0
2018	11.421470	10.248307	-10.27%	0
2017	9.545078	11.421470	19.66%	0
2016	9.539519	9.545078	0.06%	0
2015*	10.000000	9.539519	-4.60%	0
1307

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	6.829789	6.786838	-0.63%	0
2019	6.857817	6.829789	-0.41%	0
2018	7.069248	6.857817	-2.99%	0
2017	7.294164	7.069248	-3.08%	0
2016	7.501831	7.294164	-2.77%	0
2015	7.796031	7.501831	-3.77%	0
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	19.438488	22.323216	14.84%	0
2019	16.076366	19.438488	20.91%	0
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	9.719399	10.073781	3.65%	0
2019	9.055602	9.719399	7.33%	0
2018	9.973444	9.055602	-9.20%	0
2017	9.157198	9.973444	8.91%	0
2016	8.443033	9.157198	8.46%	0
2015	9.679840	8.443033	-12.78%	0
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.310888	10.555239	2.37%	0
2019	9.363002	10.310888	10.12%	0
2018	10.244549	9.363002	-8.61%	0
2017	9.714565	10.244549	5.46%	0
2016	8.932669	9.714565	8.75%	0
2015	9.525314	8.932669	-6.22%	0
2014*	10.000000	9.525314	-4.75%	0
1308

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.050178	9.619535	6.29%	0
2019	8.812731	9.050178	2.69%	0
2018	9.566889	8.812731	-7.88%	0
2017	8.993778	9.566889	6.37%	0
2016	9.098443	8.993778	-1.15%	0
2015	10.204846	9.098443	-10.84%	0
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.689732	8.587666	-1.17%	0
2019	8.705508	8.689732	-0.18%	0
2018	9.044077	8.705508	-3.74%	0
2017	9.298530	9.044077	-2.74%	0
2016	9.555167	9.298530	-2.69%	0
2015	9.927385	9.555167	-3.75%	0
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.377681	9.200057	-1.89%	0
2019	9.507003	9.377681	-1.36%	0
2018	9.760863	9.507003	-2.60%	0
2017	9.932198	9.760863	-1.73%	0
2016*	10.000000	9.932198	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	9.226232	9.617803	4.24%	0
2019	8.873808	9.226232	3.97%	0
2018	9.299826	8.873808	-4.58%	0
2017	9.236299	9.299826	0.69%	0
2016	9.372921	9.236299	-1.46%	0
2015	9.725738	9.372921	-3.63%	0
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	10.965761	11.806546	7.67%	0
2019	9.122149	10.965761	20.21%	0
2018	11.744629	9.122149	-22.33%	0
2017	9.658667	11.744629	21.60%	0
2016*	10.000000	9.658667	-3.41%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.261745	32.62%	0
1309

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.671060	26.71%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	34.133582	42.381909	24.16%	0
2019	27.627501	34.133582	23.55%	0
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	25.886469	29.152338	12.62%	0
2019	20.636739	25.886469	25.44%	0
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	4.730740	5.399372	14.13%	0
2019	4.415444	4.730740	7.14%	0
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	13.308438	15.225801	14.41%	0
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
1310

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.599901	10.023198	-5.44%	0
2019*	10.000000	10.599901	6.00%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	27.510648	41.694958	51.56%	0
2019	22.945052	27.510648	19.90%	0
2018	23.585762	22.945052	-2.72%	0
2017	19.508082	23.585762	20.90%	0
2016	18.847971	19.508082	3.50%	0
2015	20.205774	18.847971	-6.72%	0
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
1311

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	35.189430	39.692259	12.80%	427,747
2019	29.173522	35.189430	20.62%	490,924
2018	31.149076	29.173522	-6.34%	618,990
2017	26.588535	31.149076	17.15%	717,260
2016	27.550399	26.588535	-3.49%	871,889
2015	30.347571	27.550399	-9.22%	1,042,711
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	27.285102	30.840285	13.03%	363,887
2019	22.562269	27.285102	20.93%	442,553
2018	23.542647	22.562269	-4.16%	509,584
2017	21.341512	23.542647	10.31%	613,829
2016	21.117153	21.341512	1.06%	709,606
2015	21.389251	21.117153	-1.27%	759,530
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	28.560843	34.376423	20.36%	852,216
2019	21.995991	28.560843	29.85%	1,011,446
2018	23.257227	21.995991	-5.42%	1,201,374
2017	19.444304	23.257227	19.61%	1,382,783
2016	18.922894	19.444304	2.76%	1,562,892
2015	19.237866	18.922894	-1.64%	1,715,081
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	19.090531	20.982681	9.91%	542,906
2019	17.181373	19.090531	11.11%	645,753
2018	17.683610	17.181373	-2.84%	736,806
2017	17.163712	17.683610	3.03%	897,769
2016	16.656030	17.163712	3.05%	994,922
2015	16.782085	16.656030	-0.75%	1,069,145
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
1312

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.499206	4.691883	-37.43%	72,324
2019	7.316678	7.499206	2.49%	72,523
2018	11.216187	7.316678	-34.77%	76,042
2017	12.962449	11.216187	-13.47%	92,731
2016	9.725958	12.962449	33.28%	101,990
2015	12.612108	9.725958	-22.88%	103,844
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.780867	12.620490	7.13%	111,387
2019	10.869948	11.780867	8.38%	88,999
2018	10.994255	10.869948	-1.13%	131,035
2017	10.645112	10.994255	3.28%	150,814
2016	10.040421	10.645112	6.02%	139,213
2015	10.413176	10.040421	-3.58%	124,960
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	25.695893	26.253246	2.17%	91,307
2019	21.065793	25.695893	21.98%	108,721
2018	24.081234	21.065793	-12.52%	148,277
2017	21.037821	24.081234	14.47%	175,038
2016	19.858056	21.037821	5.94%	203,360
2015	20.469268	19.858056	-2.99%	222,737
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.442305	25.609367	19.43%	245,338
2019	17.190442	21.442305	24.73%	290,364
2018	18.517379	17.190442	-7.17%	332,540
2017	15.012873	18.517379	23.34%	390,343
2016	15.631470	15.012873	-3.96%	453,932
2015	15.263356	15.631470	2.41%	521,722
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
1313

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.696796	10.634846	-0.58%	732,245
2019	10.605160	10.696796	0.86%	681,551
2018	10.546679	10.605160	0.55%	695,039
2017	10.585538	10.546679	-0.37%	588,995
2016	10.673066	10.585538	-0.82%	693,987
2015	10.773282	10.673066	-0.93%	571,936
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	33.395550	43.183357	29.31%	894,179
2019	24.684648	33.395550	35.29%	1,049,372
2018	24.366332	24.684648	1.31%	1,228,614
2017	19.019244	24.366332	28.11%	1,447,628
2016	18.968932	19.019244	0.27%	1,633,918
2015	17.869827	18.968932	6.15%	1,865,630
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	32.389947	34.016081	5.02%	319,735
2019	29.408976	32.389947	10.14%	393,842
2018	30.334128	29.408976	-3.05%	466,998
2017	28.707080	30.334128	5.67%	539,370
2016	24.944076	28.707080	15.09%	604,902
2015	26.935448	24.944076	-7.39%	676,731
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	22.000374	23.357401	6.17%	157,377
2019	18.713003	22.000374	17.57%	183,549
2018	22.988380	18.713003	-18.60%	187,551
2017	18.844626	22.988380	21.99%	186,030
2016	18.820993	18.844626	0.13%	195,945
2015	19.181321	18.820993	-1.88%	196,450
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
1314

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.692844	11.029602	3.15%	100,369
2019	10.357398	10.692844	3.24%	70,930
2018	10.376268	10.357398	-0.18%	104,564
2017	10.330686	10.376268	0.44%	149,260
2016	10.230947	10.330686	0.97%	174,648
2015	10.239802	10.230947	-0.09%	149,240
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	41.391495	61.088502	47.59%	101,784
2019	30.294483	41.391495	36.63%	113,906
2018	30.604479	30.294483	-1.01%	129,761
2017	24.348446	30.604479	25.69%	142,877
2016	23.164653	24.348446	5.11%	154,841
2015	24.821492	23.164653	-6.68%	164,816
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.459350	8.246060	-12.83%	83,190
2019	8.725033	9.459350	8.42%	107,338
2018	11.475067	8.725033	-23.97%	130,848
2017	11.250828	11.475067	1.99%	153,259
2016	9.174053	11.250828	22.64%	178,358
2015	11.934965	9.174053	-23.13%	195,938
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	49.593982	66.494111	34.08%	364,930
2019	33.494913	49.593982	48.06%	438,366
2018	35.686187	33.494913	-6.14%	531,091
2017	27.269462	35.686187	30.87%	616,624
2016	27.112173	27.269462	0.58%	709,798
2015	28.183758	27.112173	-3.80%	794,018
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
1315

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	29.077340	27.899974	-4.05%	52,744
2019	23.592904	29.077340	23.25%	60,555
2018	25.226222	23.592904	-6.47%	83,124
2017	24.165874	25.226222	4.39%	92,792
2016	23.398857	24.165874	3.28%	102,223
2015	22.544856	23.398857	3.79%	109,749
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	31.284538	33.164126	6.01%	48,809
2019	25.404396	31.284538	23.15%	54,626
2018	28.654457	25.404396	-11.34%	58,935
2017	25.436995	28.654457	12.65%	63,928
2016	19.925984	25.436995	27.66%	70,913
2015	21.307144	19.925984	-6.48%	63,219
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	29.744950	40.559290	36.36%	373,158
2019	24.341829	29.744950	22.20%	438,747
2018	25.631126	24.341829	-5.03%	496,436
2017	21.017555	25.631126	21.95%	548,964
2016	20.617595	21.017555	1.94%	626,247
2015	20.430720	20.617595	0.91%	700,885
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	30.825274	31.138295	1.02%	232,728
2019	24.634808	30.825274	25.13%	265,729
2018	26.812630	24.634808	-8.12%	313,182
2017	24.062612	26.812630	11.43%	365,723
2016	21.857840	24.062612	10.09%	413,740
2015	22.966613	21.857840	-4.83%	471,486
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
1316

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.852114	39.291934	12.74%	5,283
2019	28.908453	34.852114	20.56%	7,418
2018	30.881746	28.908453	-6.39%	9,484
2017	26.373615	30.881746	17.09%	11,359
2016	27.341469	26.373615	-3.54%	13,880
2015	30.132659	27.341469	-9.26%	24,601
2014	32.128617	30.132659	-6.21%	36,731
2013	25.935111	32.128617	23.88%	42,673
2012	21.982347	25.935111	17.98%	46,781
2011	23.928189	21.982347	-8.13%	56,066
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	27.023461	30.529140	12.97%	9,593
2019	22.357195	27.023461	20.87%	9,138
2018	23.340519	22.357195	-4.21%	9,883
2017	21.168922	23.340519	10.26%	14,973
2016	20.956936	21.168922	1.01%	16,171
2015	21.237690	20.956936	-1.32%	21,939
2014	19.941676	21.237690	6.50%	22,148
2013	16.284099	19.941676	22.46%	17,791
2012	14.720085	16.284099	10.63%	22,830
2011	14.391624	14.720085	2.28%	32,603
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	28.286770	34.029360	20.30%	21,990
2019	21.795915	28.286770	29.78%	30,260
2018	23.057395	21.795915	-5.47%	34,535
2017	19.286941	23.057395	19.55%	52,821
2016	18.779208	19.286941	2.70%	57,424
2015	19.101433	18.779208	-1.69%	63,677
2014	17.591789	19.101433	8.58%	83,145
2013	13.309463	17.591789	32.18%	84,697
2012	11.335554	13.309463	17.41%	91,079
2011	11.262568	11.335554	0.65%	119,873
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	18.907503	20.771037	9.86%	25,751
2019	17.025245	18.907503	11.06%	26,700
2018	17.531813	17.025245	-2.89%	29,665
2017	17.024946	17.531813	2.98%	34,530
2016	16.529690	17.024946	3.00%	37,857
2015	16.663209	16.529690	-0.80%	45,242
2014	16.131890	16.663209	3.29%	53,678
2013	16.642711	16.131890	-3.07%	52,657
2012	15.892639	16.642711	4.72%	93,946
2011	14.959557	15.892639	6.24%	94,815
1317

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.447562	4.657214	-37.47%	4,591
2019	7.269974	7.447562	2.44%	6,842
2018	11.150263	7.269974	-34.80%	6,438
2017	12.892758	11.150263	-13.52%	6,348
2016	9.678538	12.892758	33.21%	6,162
2015	12.556965	9.678538	-22.92%	7,352
2014	14.181614	12.556965	-11.46%	7,298
2013	11.212523	14.181614	26.48%	5,165
2012	11.172359	11.212523	0.36%	3,093
2011	12.411996	11.172359	-9.99%	4,403
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.729420	12.559023	7.07%	1,090
2019	10.827946	11.729420	8.33%	1,116
2018	10.957344	10.827946	-1.18%	1,160
2017	10.614716	10.957344	3.23%	2,203
2016	10.016789	10.614716	5.97%	1,256
2015	10.393906	10.016789	-3.63%	1,368
2014	10.479600	10.393906	-0.82%	5,653
2013	10.403987	10.479600	0.73%	4,158
2012	9.876207	10.403987	5.34%	3,631
2011*	10.000000	9.876207	-1.24%	7,263
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	25.493473	26.033275	2.12%	4,168
2019	20.910403	25.493473	21.92%	3,724
2018	23.915759	20.910403	-12.57%	3,917
2017	20.903767	23.915759	14.41%	4,488
2016	19.741464	20.903767	5.89%	3,815
2015	20.359366	19.741464	-3.03%	9,465
2014	18.722811	20.359366	8.74%	15,133
2013	14.591000	18.722811	28.32%	14,221
2012	13.022707	14.591000	12.04%	9,270
2011	13.801231	13.022707	-5.64%	10,155
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.236701	25.351020	19.37%	6,235
2019	17.034189	21.236701	24.67%	6,915
2018	18.358397	17.034189	-7.21%	6,980
2017	14.891464	18.358397	23.28%	7,226
2016	15.512871	14.891464	-4.01%	7,329
2015	15.155208	15.512871	2.36%	13,139
2014	15.163435	15.155208	-0.05%	13,759
2013	12.846647	15.163435	18.03%	14,196
2012	10.992348	12.846647	16.87%	17,393
2011	11.980334	10.992348	-8.25%	19,706
1318

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.594203	10.527542	-0.63%	5,767
2019	10.508755	10.594203	0.81%	5,625
2018	10.456112	10.508755	0.50%	5,448
2017	10.499930	10.456112	-0.42%	5,338
2016	10.592107	10.499930	-0.87%	5,170
2015	10.696963	10.592107	-0.98%	19,088
2014	10.802840	10.696963	-0.98%	25,531
2013	10.909777	10.802840	-0.98%	25,743
2012	11.018063	10.909777	-0.98%	24,635
2011	11.126830	11.018063	-0.98%	33,269
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	33.075348	42.747736	29.24%	18,740
2019	24.460303	33.075348	35.22%	26,654
2018	24.157148	24.460303	1.25%	30,848
2017	18.865455	24.157148	28.05%	48,873
2016	18.825029	18.865455	0.21%	54,714
2015	17.743212	18.825029	6.10%	59,195
2014	16.029184	17.743212	10.69%	74,151
2013	11.865159	16.029184	35.09%	76,448
2012	10.630490	11.865159	11.61%	92,435
2011	10.514384	10.630490	1.10%	123,489
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	32.079445	33.672981	4.97%	7,930
2019	29.141752	32.079445	10.08%	13,980
2018	30.073764	29.141752	-3.10%	14,468
2017	28.475009	30.073764	5.61%	17,950
2016	24.754880	28.475009	15.03%	18,881
2015	26.744660	24.754880	-7.44%	25,426
2014	26.509889	26.744660	0.89%	28,391
2013	24.233318	26.509889	9.39%	37,723
2012	20.632554	24.233318	17.45%	31,447
2011	19.799096	20.632554	4.21%	42,352
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	21.827090	23.161735	6.11%	1,445
2019	18.574989	21.827090	17.51%	1,508
2018	22.830446	18.574989	-18.64%	1,574
2017	18.724579	22.830446	21.93%	2,068
2016	18.710510	18.724579	0.08%	2,217
2015	19.078350	18.710510	-1.93%	4,339
2014	18.996870	19.078350	0.43%	2,506
2013	15.361719	18.996870	23.66%	2,419
2012	13.692421	15.361719	12.19%	2,350
2011	16.060514	13.692421	-14.74%	2,988
1319

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.646157	10.975902	3.10%	8,197
2019	10.317384	10.646157	3.19%	6,078
2018	10.341434	10.317384	-0.23%	8,379
2017	10.301188	10.341434	0.39%	8,368
2016	10.206871	10.301188	0.92%	8,582
2015	10.220864	10.206871	-0.14%	8,938
2014	10.224422	10.220864	-0.03%	5,401
2013	10.383544	10.224422	-1.53%	5,622
2012	10.146556	10.383544	2.34%	9,492
2011*	10.000000	10.146556	1.47%	5,725
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	41.087892	60.609847	47.51%	1,081
2019	30.087452	41.087892	36.56%	1,123
2018	30.410788	30.087452	-1.06%	1,168
2017	24.206520	30.410788	25.63%	1,761
2016	23.041229	24.206520	5.06%	1,875
2015	24.701715	23.041229	-6.72%	1,970
2014	23.130939	24.701715	6.79%	1,846
2013	17.981332	23.130939	28.64%	1,529
2012	15.994502	17.981332	12.42%	2,064
2011	16.246701	15.994502	-1.55%	2,371
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.389897	8.181371	-12.87%	1,680
2019	8.665347	9.389897	8.36%	2,718
2018	11.402351	8.665347	-24.00%	2,604
2017	11.185170	11.402351	1.94%	2,563
2016	9.125114	11.185170	22.58%	2,504
2015	11.877307	9.125114	-23.17%	2,733
2014	13.795824	11.877307	-13.91%	2,823
2013	12.926669	13.795824	6.72%	4,182
2012	12.816053	12.926669	0.86%	5,426
2011	16.479518	12.816053	-22.23%	6,428
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	49.118139	65.822909	34.01%	7,139
2019	33.190285	49.118139	47.99%	7,751
2018	35.379594	33.190285	-6.19%	8,956
2017	27.048779	35.379594	30.80%	10,344
2016	26.906300	27.048779	0.53%	12,474
2015	27.983879	26.906300	-3.85%	16,082
2014	27.467102	27.983879	1.88%	19,155
2013	17.740932	27.467102	54.82%	18,137
2012	14.018991	17.740932	26.55%	19,560
2011	15.027010	14.018991	-6.71%	20,793
1320

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	28.851978	27.669756	-4.10%	3,745
2019	23.421868	28.851978	23.18%	4,539
2018	25.056067	23.421868	-6.52%	4,634
2017	24.014953	25.056067	4.34%	5,275
2016	23.264423	24.014953	3.23%	5,404
2015	22.426639	23.264423	3.74%	6,009
2014	17.403155	22.426639	28.87%	5,551
2013	17.382481	17.403155	0.12%	6,042
2012	14.915785	17.382481	16.54%	5,994
2011	14.347534	14.915785	3.96%	6,231
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	31.038050	32.886228	5.95%	1,023
2019	25.216968	31.038050	23.08%	1,727
2018	28.457513	25.216968	-11.39%	1,915
2017	25.274880	28.457513	12.59%	2,066
2016	19.808960	25.274880	27.59%	2,625
2015	21.192718	19.808960	-6.53%	5,867
2014	19.997616	21.192718	5.98%	6,392
2013	15.127469	19.997616	32.19%	7,637
2012	12.880570	15.127469	17.44%	8,960
2011	14.918276	12.880570	-13.66%	8,932
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	29.459636	40.149981	36.29%	4,622
2019	24.120532	29.459636	22.14%	5,490
2018	25.411009	24.120532	-5.08%	6,542
2017	20.847548	25.411009	21.89%	7,790
2016	20.461120	20.847548	1.89%	7,963
2015	20.285906	20.461120	0.86%	10,147
2014	20.169271	20.285906	0.58%	10,576
2013	14.210985	20.169271	41.93%	11,893
2012	13.649904	14.210985	4.11%	18,825
2011	15.422810	13.649904	-11.50%	23,358
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	30.536113	30.830617	0.96%	2,298
2019	24.416037	30.536113	25.07%	1,806
2018	26.588011	24.416037	-8.17%	2,010
2017	23.873035	26.588011	11.37%	2,194
2016	21.696548	23.873035	10.03%	2,410
2015	22.808651	21.696548	-4.88%	4,342
2014	20.766364	22.808651	9.83%	4,644
2013	15.499190	20.766364	33.98%	4,679
2012	13.169582	15.499190	17.69%	3,632
2011	14.352550	13.169582	-8.24%	4,283
1321

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.517894	38.895484	12.68%	822
2019	28.645691	34.517894	20.50%	846
2018	30.616594	28.645691	-6.44%	1,783
2017	26.160330	30.616594	17.03%	2,486
2016	27.134024	26.160330	-3.59%	5,395
2015	29.919151	27.134024	-9.31%	7,967
2014	31.917089	29.919151	-6.26%	9,194
2013	25.777362	31.917089	23.82%	10,152
2012	21.859705	25.777362	17.92%	12,967
2011	23.806693	21.859705	-8.18%	15,199
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	26.764173	30.220950	12.92%	2,096
2019	22.153871	26.764173	20.81%	2,096
2018	23.140005	22.153871	-4.26%	2,668
2017	20.997636	23.140005	10.20%	4,058
2016	20.797835	20.997636	0.96%	5,396
2015	21.087105	20.797835	-1.37%	3,646
2014	19.810279	21.087105	6.45%	4,058
2013	16.184969	19.810279	22.40%	4,562
2012	14.637889	16.184969	10.57%	8,204
2011	14.318474	14.637889	2.23%	10,309
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	28.015537	33.686047	20.24%	919
2019	21.597831	28.015537	29.71%	919
2018	22.859454	21.597831	-5.52%	2,032
2017	19.131010	22.859454	19.49%	2,032
2016	18.636772	19.131010	2.65%	6,191
2015	18.966138	18.636772	-1.74%	7,373
2014	17.476011	18.966138	8.53%	8,648
2013	13.228528	17.476011	32.11%	10,768
2012	11.272323	13.228528	17.35%	21,984
2011	11.205401	11.272323	0.60%	25,116
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	18.726141	20.561413	9.80%	503
2019	16.870460	18.726141	11.00%	503
2018	17.381252	16.870460	-2.94%	1,303
2017	16.887242	17.381252	2.93%	1,945
2016	16.404254	16.887242	2.94%	8,267
2015	16.545111	16.404254	-0.85%	9,107
2014	16.025651	16.545111	3.24%	10,314
2013	16.541463	16.025651	-3.12%	12,018
2012	15.803953	16.541463	4.67%	19,197
2011	14.883586	15.803953	6.18%	21,766
1322

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.396286	4.622784	-37.50%	159
2019	7.223563	7.396286	2.39%	159
2018	11.084726	7.223563	-34.83%	159
2017	12.823428	11.084726	-13.56%	159
2016	9.631356	12.823428	33.14%	159
2015	12.502079	9.631356	-22.96%	159
2014	14.126771	12.502079	-11.50%	159
2013	11.174803	14.126771	26.42%	159
2012	11.140421	11.174803	0.31%	165
2011	12.382752	11.140421	-10.03%	234
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.678204	12.497870	7.02%	971
2019	10.786110	11.678204	8.27%	971
2018	10.920542	10.786110	-1.23%	971
2017	10.584395	10.920542	3.18%	971
2016	9.993213	10.584395	5.92%	971
2015	10.374687	9.993213	-3.68%	0
2014	10.465501	10.374687	-0.87%	0
2013	10.395235	10.465501	0.68%	0
2012	9.872902	10.395235	5.29%	0
2011*	10.000000	9.872902	-1.27%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	25.292633	25.815143	2.07%	0
2019	20.756146	25.292633	21.86%	0
2018	23.751410	20.756146	-12.61%	0
2017	20.770578	23.751410	14.35%	0
2016	19.625567	20.770578	5.83%	30
2015	20.250072	19.625567	-3.08%	316
2014	18.631701	20.250072	8.69%	344
2013	14.527331	18.631701	28.25%	525
2012	12.972442	14.527331	11.99%	536
2011	13.754901	12.972442	-5.69%	574
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	21.033008	25.095178	19.31%	69
2019	16.879336	21.033008	24.61%	69
2018	18.200744	16.879336	-7.26%	69
2017	14.771014	18.200744	23.22%	69
2016	15.395137	14.771014	-4.05%	2,323
2015	15.047783	15.395137	2.31%	3,075
2014	15.063562	15.047783	-0.10%	3,397
2013	12.768482	15.063562	17.97%	3,694
2012	10.930984	12.768482	16.81%	10,612
2011	11.919466	10.930984	-8.29%	13,883
1323

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.492581	10.421283	-0.68%	0
2019	10.413205	10.492581	0.76%	0
2018	10.366304	10.413205	0.45%	0
2017	10.414995	10.366304	-0.47%	0
2016	10.511704	10.414995	-0.92%	4,356
2015	10.621119	10.511704	-1.03%	1,283
2014	10.731671	10.621119	-1.03%	17,249
2013	10.843380	10.731671	-1.03%	19,260
2012	10.956567	10.843380	-1.03%	20,367
2011	11.070300	10.956567	-1.03%	23,213
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.758120	42.316358	29.18%	1,939
2019	24.237939	32.758120	35.15%	1,964
2018	23.949706	24.237939	1.20%	3,939
2017	18.712868	23.949706	27.99%	3,939
2016	18.682167	18.712868	0.16%	4,220
2015	17.617459	18.682167	6.04%	3,405
2014	15.923616	17.617459	10.64%	3,433
2013	11.792963	15.923616	35.03%	4,072
2012	10.571154	11.792963	11.56%	11,291
2011	10.460968	10.571154	1.05%	18,967
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.771810	33.333205	4.91%	1,052
2019	28.876875	31.771810	10.03%	1,052
2018	29.815549	28.876875	-3.15%	1,589
2017	28.244743	29.815549	5.56%	1,591
2016	24.567056	28.244743	14.97%	2,939
2015	26.555150	24.567056	-7.49%	3,547
2014	26.335341	26.555150	0.83%	4,468
2013	24.085909	26.335341	9.34%	4,899
2012	20.517435	24.085909	17.39%	5,775
2011	19.698548	20.517435	4.16%	6,751
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	21.655104	22.967621	6.06%	265
2019	18.437934	21.655104	17.45%	265
2018	22.673508	18.437934	-18.68%	282
2017	18.605218	22.673508	21.87%	284
2016	18.600609	18.605218	0.02%	139
2015	18.975881	18.600609	-1.98%	155
2014	18.904393	18.975881	0.38%	171
2013	15.294660	18.904393	23.60%	327
2012	13.639557	15.294660	12.13%	351
2011	16.006592	13.639557	-14.79%	343
1324

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.599667	10.922449	3.05%	1,944
2019	10.277524	10.599667	3.13%	1,944
2018	10.306713	10.277524	-0.28%	1,944
2017	10.271771	10.306713	0.34%	1,944
2016	10.182849	10.271771	0.87%	1,944
2015	10.201962	10.182849	-0.19%	0
2014	10.210663	10.201962	-0.09%	0
2013	10.374811	10.210663	-1.58%	0
2012	10.143157	10.374811	2.28%	0
2011*	10.000000	10.143157	1.43%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.786259	60.134546	47.44%	228
2019	29.881670	40.786259	36.49%	228
2018	30.218136	29.881670	-1.11%	253
2017	24.065280	30.218136	25.57%	256
2016	22.918324	24.065280	5.00%	1,126
2015	24.582380	22.918324	-6.77%	1,732
2014	23.030823	24.582380	6.74%	2,032
2013	17.912545	23.030823	28.57%	2,461
2012	15.941383	17.912545	12.37%	1,548
2011	16.200902	15.941383	-1.60%	1,991
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.320902	8.117160	-12.91%	115
2019	8.606016	9.320902	8.31%	115
2018	11.330048	8.606016	-24.04%	115
2017	11.119840	11.330048	1.89%	115
2016	9.076390	11.119840	22.51%	115
2015	11.819870	9.076390	-23.21%	1,438
2014	13.736057	11.819870	-13.95%	1,257
2013	12.877182	13.736057	6.67%	1,622
2012	12.773469	12.877182	0.81%	1,836
2011	16.433054	12.773469	-22.27%	1,980
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	48.647070	65.158746	33.94%	1,100
2019	32.888574	48.647070	47.91%	1,127
2018	35.075811	32.888574	-6.24%	1,977
2017	26.830024	35.075811	30.73%	1,981
2016	26.702158	26.830024	0.48%	2,270
2015	27.785602	26.702158	-3.90%	3,438
2014	27.286263	27.785602	1.83%	3,647
2013	17.633018	27.286263	54.75%	4,106
2012	13.940780	17.633018	26.49%	5,669
2011	14.950717	13.940780	-6.76%	6,229
1325

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	28.628251	27.441305	-4.15%	0
2019	23.251993	28.628251	23.12%	0
2018	24.886990	23.251993	-6.57%	0
2017	23.864919	24.886990	4.28%	0
2016	23.130714	23.864919	3.17%	757
2015	22.309008	23.130714	3.68%	42
2014	17.320607	22.309008	28.80%	88
2013	17.308772	17.320607	0.07%	158
2012	14.860055	17.308772	16.48%	54
2011	14.301124	14.860055	3.91%	199
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	30.793453	32.610587	5.90%	317
2019	25.030883	30.793453	23.02%	317
2018	28.261881	25.030883	-11.43%	393
2017	25.113777	28.261881	12.54%	393
2016	19.692604	25.113777	27.53%	27
2015	21.078883	19.692604	-6.58%	49
2014	19.900266	21.078883	5.92%	65
2013	15.061425	19.900266	32.13%	207
2012	12.830834	15.061425	17.38%	249
2011	14.868177	12.830834	-13.70%	2,286
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	29.176951	39.744654	36.22%	451
2019	23.901142	29.176951	22.07%	474
2018	25.192693	23.901142	-5.13%	2,039
2017	20.678843	25.192693	21.83%	2,039
2016	20.305764	20.678843	1.84%	2,069
2015	20.142062	20.305764	0.81%	2,586
2014	20.036378	20.142062	0.53%	2,668
2013	14.124471	20.036378	41.86%	2,870
2012	13.573668	14.124471	4.06%	5,117
2011	15.344405	13.573668	-11.54%	7,070
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	30.249509	30.525834	0.91%	1,965
2019	24.199087	30.249509	25.00%	1,987
2018	26.365160	24.199087	-8.22%	1,987
2017	23.684861	26.365160	11.32%	1,987
2016	21.536374	23.684861	9.98%	2,015
2015	22.651718	21.536374	-4.92%	1,531
2014	20.633909	22.651718	9.78%	2,106
2013	15.408101	20.633909	33.92%	2,372
2012	13.098816	15.408101	17.63%	5,100
2011	14.282631	13.098816	-8.29%	5,622
1326

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.186562	38.502672	12.63%	456,632
2019	28.385068	34.186562	20.44%	517,281
2018	30.353468	28.385068	-6.48%	612,221
2017	25.948570	30.353468	16.98%	758,173
2016	26.927957	25.948570	-3.64%	917,372
2015	29.706959	26.927957	-9.35%	1,131,473
2014	31.706766	29.706959	-6.31%	1,405,212
2013	25.620439	31.706766	23.76%	1,629,525
2012	21.737636	25.620439	17.86%	2,020,896
2011	23.685706	21.737636	-8.22%	2,458,694
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	26.507388	29.915878	12.86%	413,881
2019	21.952408	26.507388	20.75%	461,812
2018	22.941235	21.952408	-4.31%	546,801
2017	20.827764	22.941235	10.15%	607,442
2016	20.639980	20.827764	0.91%	674,866
2015	20.937635	20.639980	-1.42%	729,527
2014	19.679807	20.937635	6.39%	775,602
2013	16.086500	19.679807	22.34%	836,182
2012	14.556200	16.086500	10.51%	917,568
2011	14.245741	14.556200	2.18%	1,106,448
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	27.746605	33.345834	20.18%	833,621
2019	21.401322	27.746605	29.65%	977,470
2018	22.662989	21.401322	-5.57%	1,147,032
2017	18.976136	22.662989	19.43%	1,420,623
2016	18.495223	18.976136	2.60%	1,648,520
2015	18.831605	18.495223	-1.79%	1,881,765
2014	17.360819	18.831605	8.47%	2,181,228
2013	13.147980	17.360819	32.04%	2,475,769
2012	11.209354	13.147980	17.29%	2,834,179
2011	11.148417	11.209354	0.55%	3,335,984
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	18.546430	20.353813	9.75%	637,401
2019	16.716990	18.546430	10.94%	702,227
2018	17.231891	16.716990	-2.99%	764,561
2017	16.750572	17.231891	2.87%	945,213
2016	16.279697	16.750572	2.89%	1,041,220
2015	16.427792	16.279697	-0.90%	1,140,658
2014	15.920055	16.427792	3.19%	1,354,652
2013	16.440788	15.920055	-3.17%	1,531,968
2012	15.715725	16.440788	4.61%	1,856,335
2011	14.807952	15.715725	6.13%	1,953,283
1327

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.345315	4.588610	-37.53%	114,481
2019	7.177416	7.345315	2.34%	105,720
2018	11.019511	7.177416	-34.87%	101,573
2017	12.754424	11.019511	-13.60%	141,007
2016	9.584356	12.754424	33.08%	190,755
2015	12.447367	9.584356	-23.00%	166,042
2014	14.072072	12.447367	-11.55%	172,349
2013	11.137163	14.072072	26.35%	189,576
2012	11.108521	11.137163	0.26%	237,677
2011	12.353544	11.108521	-10.08%	339,863
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.627165	12.436965	6.96%	66,362
2019	10.744401	11.627165	8.22%	80,040
2018	10.883845	10.744401	-1.28%	101,686
2017	10.554143	10.883845	3.12%	122,583
2016	9.969676	10.554143	5.86%	103,730
2015	10.355491	9.969676	-3.73%	109,721
2014	10.451421	10.355491	-0.92%	145,134
2013	10.386496	10.451421	0.63%	120,199
2012	9.869591	10.386496	5.24%	59,152
2011*	10.000000	9.869591	-1.30%	22,207
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	25.093134	25.598561	2.01%	122,976
2019	20.602845	25.093134	21.79%	138,982
2018	23.587963	20.602845	-12.66%	169,215
2017	20.638043	23.587963	14.29%	203,034
2016	19.510165	20.638043	5.78%	219,185
2015	20.141178	19.510165	-3.13%	224,461
2014	18.540881	20.141178	8.63%	267,982
2013	14.463829	18.540881	28.19%	300,606
2012	12.922282	14.463829	11.93%	371,350
2011	13.708634	12.922282	-5.74%	432,736
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.831147	24.841777	19.25%	309,227
2019	16.725777	20.831147	24.55%	354,656
2018	18.044347	16.725777	-7.31%	440,218
2017	14.651462	18.044347	23.16%	494,725
2016	15.278244	14.651462	-4.10%	511,336
2015	14.941080	15.278244	2.26%	549,871
2014	14.964307	14.941080	-0.16%	617,007
2013	12.690760	14.964307	17.91%	699,643
2012	10.869954	12.690760	16.75%	838,441
2011	11.858907	10.869954	-8.34%	976,426
1328

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.391849	10.316020	-0.73%	390,797
2019	10.318454	10.391849	0.71%	290,655
2018	10.277210	10.318454	0.40%	384,628
2017	10.330684	10.277210	-0.52%	362,068
2016	10.431876	10.330684	-0.97%	263,483
2015	10.545803	10.431876	-1.08%	319,614
2014	10.660958	10.545803	-1.08%	355,501
2013	10.777377	10.660958	-1.08%	393,908
2012	10.895387	10.777377	-1.08%	457,794
2011	11.014034	10.895387	-1.08%	657,743
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.443755	41.889113	29.11%	1,019,833
2019	24.017464	32.443755	35.08%	1,174,394
2018	23.743921	24.017464	1.15%	1,345,040
2017	18.561413	23.743921	27.92%	1,578,811
2016	18.540305	18.561413	0.11%	1,810,935
2015	17.492513	18.540305	5.99%	2,026,393
2014	15.818674	17.492513	10.58%	2,206,421
2013	11.721159	15.818674	34.96%	2,493,080
2012	10.512116	11.721159	11.50%	2,940,643
2011	10.407794	10.512116	1.00%	3,487,219
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.466868	32.996609	4.86%	446,730
2019	28.614173	31.466868	9.97%	498,065
2018	29.559325	28.614173	-3.20%	591,610
2017	28.016130	29.559325	5.51%	705,496
2016	24.380496	28.016130	14.91%	785,296
2015	26.366831	24.380496	-7.53%	890,473
2014	26.161791	26.366831	0.78%	1,026,704
2013	23.939285	26.161791	9.28%	1,104,930
2012	20.402867	23.939285	17.33%	1,180,038
2011	19.598436	20.402867	4.10%	1,204,176
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	21.484370	22.775020	6.01%	133,666
2019	18.301806	21.484370	17.39%	140,019
2018	22.517556	18.301806	-18.72%	148,705
2017	18.486562	22.517556	21.80%	165,689
2016	18.491302	18.486562	-0.03%	186,546
2015	18.873902	18.491302	-2.03%	189,248
2014	18.812309	18.873902	0.33%	205,030
2013	15.227841	18.812309	23.54%	207,329
2012	13.586849	15.227841	12.08%	272,147
2011	15.952795	13.586849	-14.83%	349,582
1329

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.553325	10.869209	2.99%	133,874
2019	10.237760	10.553325	3.08%	107,922
2018	10.272052	10.237760	-0.33%	126,098
2017	10.242400	10.272052	0.29%	178,418
2016	10.158855	10.242400	0.82%	220,351
2015	10.183074	10.158855	-0.24%	194,169
2014	10.196923	10.183074	-0.14%	199,979
2013	10.366089	10.196923	-1.63%	219,732
2012	10.139761	10.366089	2.23%	262,265
2011*	10.000000	10.139761	1.40%	127,680
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.486720	59.662778	47.36%	96,385
2019	29.677205	40.486720	36.42%	111,344
2018	30.026633	29.677205	-1.16%	148,945
2017	23.924819	30.026633	25.50%	175,571
2016	22.796053	23.924819	4.95%	185,296
2015	24.463597	22.796053	-6.82%	199,267
2014	22.931123	24.463597	6.68%	219,051
2013	17.844019	22.931123	28.51%	238,374
2012	15.888445	17.844019	12.31%	275,673
2011	16.155261	15.888445	-1.65%	293,226
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.252428	8.053441	-12.96%	135,503
2019	8.547116	9.252428	8.25%	144,264
2018	11.258231	8.547116	-24.08%	165,425
2017	11.054924	11.258231	1.84%	202,110
2016	9.027947	11.054924	22.45%	244,857
2015	11.762742	9.027947	-23.25%	272,494
2014	13.676593	11.762742	-13.99%	309,006
2013	12.827919	13.676593	6.62%	351,502
2012	12.731045	12.827919	0.76%	520,988
2011	16.386753	12.731045	-22.31%	668,368
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	48.180048	64.500633	33.87%	410,968
2019	32.589290	48.180048	47.84%	472,206
2018	34.774310	32.589290	-6.28%	576,745
2017	26.612805	34.774310	30.67%	684,720
2016	26.499334	26.612805	0.43%	782,508
2015	27.588500	26.499334	-3.95%	895,430
2014	27.106403	27.588500	1.78%	1,002,268
2013	17.525640	27.106403	54.67%	1,160,996
2012	13.862907	17.525640	26.42%	1,386,458
2011	14.874711	13.862907	-6.80%	1,617,777
1330

Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	28.406016	27.214502	-4.19%	62,025
2019	23.083148	28.406016	23.06%	62,642
2018	24.718854	23.083148	-6.62%	76,922
2017	23.715624	24.718854	4.23%	98,471
2016	22.997592	23.715624	3.12%	118,681
2015	22.191826	22.997592	3.63%	112,635
2014	17.238337	22.191826	28.74%	138,581
2013	17.235270	17.238337	0.02%	145,806
2012	14.804445	17.235270	16.42%	203,195
2011	14.254794	14.804445	3.86%	244,449
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	30.550688	32.337143	5.85%	51,799
2019	24.846096	30.550688	22.96%	57,954
2018	28.067516	24.846096	-11.48%	76,635
2017	24.953628	28.067516	12.48%	85,910
2016	19.576888	24.953628	27.46%	104,665
2015	20.965618	19.576888	-6.62%	88,535
2014	19.803333	20.965618	5.87%	113,603
2013	14.995635	19.803333	32.06%	148,363
2012	12.781258	14.995635	17.33%	149,530
2011	14.818204	12.781258	-13.75%	210,042
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	28.896886	39.343263	36.15%	429,330
2019	23.683693	28.896886	22.01%	472,497
2018	24.976190	23.683693	-5.17%	555,408
2017	20.511459	24.976190	21.77%	608,568
2016	20.151558	20.511459	1.79%	688,735
2015	19.999209	20.151558	0.76%	765,694
2014	19.904336	19.999209	0.48%	848,572
2013	14.038475	19.904336	41.78%	958,906
2012	13.497864	14.038475	4.01%	1,150,679
2011	15.266415	13.497864	-11.58%	1,351,793
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	29.965519	30.223961	0.86%	318,001
2019	23.984020	29.965519	24.94%	361,418
2018	26.144136	23.984020	-8.26%	428,597
2017	23.498144	26.144136	11.26%	501,235
2016	21.377371	23.498144	9.92%	572,403
2015	22.495854	21.377371	-4.97%	642,141
2014	20.502278	22.495854	9.72%	764,208
2013	15.317539	20.502278	33.85%	843,428
2012	13.028428	15.317539	17.57%	986,259
2011	14.213043	13.028428	-8.33%	1,201,151
1331

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.858352	38.113746	12.57%	205,835
2019	28.126766	33.858352	20.38%	238,414
2018	30.092559	28.126766	-6.53%	283,148
2017	25.738494	30.092559	16.92%	359,995
2016	26.723418	25.738494	-3.69%	411,966
2015	29.496223	26.723418	-9.40%	530,696
2014	31.497767	29.496223	-6.35%	632,153
2013	25.464425	31.497767	23.69%	708,566
2012	21.616209	25.464425	17.80%	849,474
2011	23.565299	21.616209	-8.27%	1,026,116
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	26.252858	29.613647	12.80%	195,090
2019	21.752615	26.252858	20.69%	228,462
2018	22.744013	21.752615	-4.36%	289,081
2017	20.659121	22.744013	10.09%	330,639
2016	20.483174	20.659121	0.86%	359,443
2015	20.789090	20.483174	-1.47%	398,774
2014	19.550066	20.789090	6.34%	441,334
2013	15.988516	19.550066	22.28%	445,654
2012	14.474870	15.988516	10.46%	477,073
2011	14.173303	14.474870	2.13%	530,991
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	27.480055	33.008802	20.12%	360,987
2019	21.206435	27.480055	29.58%	419,662
2018	22.468040	21.206435	-5.62%	498,866
2017	18.822382	22.468040	19.37%	607,101
2016	18.354614	18.822382	2.55%	690,654
2015	18.697890	18.354614	-1.84%	831,819
2014	17.246266	18.697890	8.42%	939,513
2013	13.067824	17.246266	31.98%	1,048,353
2012	11.146666	13.067824	17.24%	1,158,549
2011	11.091677	11.146666	0.50%	1,313,422
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	18.368337	20.148159	9.69%	241,958
2019	16.564846	18.368337	10.89%	277,010
2018	17.083753	16.564846	-3.04%	322,992
2017	16.614939	17.083753	2.82%	396,705
2016	16.156008	16.614939	2.84%	448,369
2015	16.311220	16.156008	-0.95%	504,892
2014	15.815084	16.311220	3.14%	542,969
2013	16.340642	15.815084	-3.22%	619,963
2012	15.627917	16.340642	4.56%	768,767
2011	14.732639	15.627917	6.08%	873,326
1332

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.294681	4.554674	-37.56%	18,343
2019	7.131529	7.294681	2.29%	24,138
2018	10.954648	7.131529	-34.90%	33,850
2017	12.685754	10.954648	-13.65%	47,264
2016	9.537567	12.685754	33.01%	58,459
2015	12.392901	9.537567	-23.04%	60,337
2014	14.017596	12.392901	-11.59%	73,949
2013	11.099659	14.017596	26.29%	76,213
2012	11.076727	11.099659	0.21%	97,340
2011	12.324408	11.076727	-10.12%	139,743
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.576327	12.376323	6.91%	23,256
2019	10.702827	11.576327	8.16%	25,730
2018	10.847247	10.702827	-1.33%	30,212
2017	10.523964	10.847247	3.07%	43,525
2016	9.946182	10.523964	5.81%	42,375
2015	10.336311	9.946182	-3.77%	53,635
2014	10.437334	10.336311	-0.97%	52,662
2013	10.377751	10.437334	0.57%	37,316
2012	9.866288	10.377751	5.18%	20,875
2011*	10.000000	9.866288	-1.34%	9,345
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.895279	25.383891	1.96%	63,762
2019	20.450717	24.895279	21.73%	71,642
2018	23.425725	20.450717	-12.70%	82,675
2017	20.506421	23.425725	14.24%	100,563
2016	19.395512	20.506421	5.73%	128,858
2015	20.032941	19.395512	-3.18%	129,380
2014	18.450573	20.032941	8.58%	139,168
2013	14.400654	18.450573	28.12%	151,999
2012	12.872365	14.400654	11.87%	175,101
2011	13.662564	12.872365	-5.78%	206,608
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.631108	24.590782	19.19%	109,619
2019	16.573531	20.631108	24.48%	125,112
2018	17.889204	16.573531	-7.35%	136,183
2017	14.532816	17.889204	23.10%	161,114
2016	15.162157	14.532816	-4.15%	177,139
2015	14.835063	15.162157	2.20%	202,991
2014	14.865646	14.835063	-0.21%	222,161
2013	12.613459	14.865646	17.86%	256,468
2012	10.809216	12.613459	16.69%	322,011
2011	11.798602	10.809216	-8.39%	346,182
1333

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.292080	10.211817	-0.78%	185,824
2019	10.224543	10.292080	0.66%	214,249
2018	10.188858	10.224543	0.35%	174,765
2017	10.247035	10.188858	-0.57%	143,127
2016	10.352622	10.247035	-1.02%	175,327
2015	10.470979	10.352622	-1.13%	168,444
2014	10.590674	10.470979	-1.13%	216,330
2013	10.711733	10.590674	-1.13%	238,340
2012	10.834512	10.711733	-1.13%	270,856
2011	10.958026	10.834512	-1.13%	431,500
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	32.132078	41.465732	29.05%	440,960
2019	23.798773	32.132078	35.02%	495,907
2018	23.539701	23.798773	1.10%	589,798
2017	18.411051	23.539701	27.86%	672,869
2016	18.399390	18.411051	0.06%	736,555
2015	17.368360	18.399390	5.94%	862,446
2014	15.714342	17.368360	10.53%	1,009,188
2013	11.649736	15.714342	34.89%	1,107,377
2012	10.453356	11.649736	11.44%	1,314,212
2011	10.354846	10.453356	0.95%	1,500,361
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.164810	32.663342	4.81%	160,033
2019	28.353828	31.164810	9.91%	197,387
2018	29.305283	28.353828	-3.25%	263,933
2017	27.789356	29.305283	5.46%	300,974
2016	24.195340	27.789356	14.85%	327,809
2015	26.179812	24.195340	-7.58%	342,460
2014	25.989367	26.179812	0.73%	390,743
2013	23.793529	25.989367	9.23%	423,882
2012	20.288916	23.793529	17.27%	458,957
2011	19.498801	20.288916	4.05%	513,299
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	21.314855	22.583896	5.95%	40,701
2019	18.166588	21.314855	17.33%	58,044
2018	22.362575	18.166588	-18.76%	69,524
2017	18.368585	22.362575	21.74%	76,807
2016	18.382552	18.368585	-0.08%	83,239
2015	18.772403	18.382552	-2.08%	87,704
2014	18.720597	18.772403	0.28%	91,926
2013	15.161266	18.720597	23.48%	106,422
2012	13.534312	15.161266	12.02%	124,469
2011	15.899139	13.534312	-14.87%	138,336
1334

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.507165	10.816188	2.94%	100,446
2019	10.198136	10.507165	3.03%	51,815
2018	10.237498	10.198136	-0.38%	82,274
2017	10.213098	10.237498	0.24%	82,802
2016	10.134899	10.213098	0.77%	74,120
2015	10.164191	10.134899	-0.29%	73,502
2014	10.183162	10.164191	-0.19%	60,336
2013	10.357346	10.183162	-1.68%	56,176
2012	10.136354	10.357346	2.18%	33,254
2011*	10.000000	10.136354	1.36%	12,326
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.189303	59.194593	47.29%	40,550
2019	29.474081	40.189303	36.35%	49,564
2018	29.836295	29.474081	-1.21%	62,066
2017	23.785140	29.836295	25.44%	74,823
2016	22.674405	23.785140	4.90%	77,758
2015	24.345368	22.674405	-6.86%	85,441
2014	22.831846	24.345368	6.63%	88,808
2013	17.775738	22.831846	28.44%	92,874
2012	15.835673	17.775738	12.25%	111,701
2011	16.109723	15.835673	-1.70%	113,020
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.184401	7.990179	-13.00%	37,100
2019	8.488558	9.184401	8.20%	38,280
2018	11.186790	8.488558	-24.12%	37,307
2017	10.990318	11.186790	1.79%	48,379
2016	8.979717	10.990318	22.39%	54,545
2015	11.705829	8.979717	-23.29%	71,760
2014	13.617309	11.705829	-14.04%	97,843
2013	12.778772	13.617309	6.56%	116,550
2012	12.688708	12.778772	0.71%	174,078
2011	16.340523	12.688708	-22.35%	229,336
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	47.717524	63.849171	33.81%	152,218
2019	32.292754	47.717524	47.77%	173,005
2018	34.475422	32.292754	-6.33%	200,188
2017	26.397353	34.475422	30.60%	235,800
2016	26.298054	26.397353	0.38%	272,639
2015	27.392799	26.298054	-4.00%	314,253
2014	26.927735	27.392799	1.73%	348,227
2013	17.418908	26.927735	54.59%	406,134
2012	13.785455	17.418908	26.36%	507,755
2011	14.799070	13.785455	-6.85%	571,995
1335

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	28.185459	26.989537	-4.24%	18,521
2019	22.915507	28.185459	23.00%	25,224
2018	24.551818	22.915507	-6.66%	34,510
2017	23.567246	24.551818	4.18%	44,941
2016	22.865228	23.567246	3.07%	48,701
2015	22.075257	22.865228	3.58%	51,255
2014	17.156451	22.075257	28.67%	51,733
2013	17.162081	17.156451	-0.03%	47,879
2012	14.749049	17.162081	16.36%	54,967
2011	14.208620	14.749049	3.80%	70,073
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	30.309690	32.065817	5.79%	24,211
2019	24.662569	30.309690	22.90%	26,906
2018	27.874375	24.662569	-11.52%	29,546
2017	24.794422	27.874375	12.42%	35,676
2016	19.461786	24.794422	27.40%	47,753
2015	20.852902	19.461786	-6.67%	39,223
2014	19.706834	20.852902	5.82%	40,024
2013	14.930101	19.706834	31.99%	47,103
2012	12.731847	14.930101	17.27%	55,360
2011	14.768374	12.731847	-13.79%	76,645
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	28.619195	38.945507	36.08%	154,352
2019	23.467957	28.619195	21.95%	183,055
2018	24.761275	23.467957	-5.22%	206,687
2017	20.345215	24.761275	21.71%	230,593
2016	19.998312	20.345215	1.73%	256,997
2015	19.857164	19.998312	0.71%	302,971
2014	19.772978	19.857164	0.43%	339,567
2013	13.952876	19.772978	41.71%	395,330
2012	13.422367	13.952876	3.95%	475,013
2011	15.188683	13.422367	-11.63%	552,020
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	29.684002	29.924878	0.81%	163,135
2019	23.770703	29.684002	24.88%	187,430
2018	25.924781	23.770703	-8.31%	220,356
2017	23.312719	25.924781	11.20%	281,888
2016	21.219385	23.312719	9.87%	323,562
2015	22.340905	21.219385	-5.02%	353,735
2014	20.371360	22.340905	9.67%	406,984
2013	15.227416	20.371360	33.78%	442,466
2012	12.958330	15.227416	17.51%	502,161
2011	14.143718	12.958330	-8.38%	611,866
1336

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.533055	37.728485	12.51%	25,938
2019	27.870637	33.533055	20.32%	29,030
2018	29.833714	27.870637	-6.58%	31,723
2017	25.529970	29.833714	16.86%	38,273
2016	26.520300	25.529970	-3.73%	47,670
2015	29.286860	26.520300	-9.45%	60,768
2014	31.290052	29.286860	-6.40%	70,360
2013	25.309292	31.290052	23.63%	80,029
2012	21.495425	25.309292	17.74%	92,633
2011	23.445457	21.495425	-8.32%	104,243
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	26.000608	29.314273	12.74%	17,188
2019	21.554498	26.000608	20.63%	18,957
2018	22.548328	21.554498	-4.41%	20,463
2017	20.491707	22.548328	10.04%	23,552
2016	20.327450	20.491707	0.81%	26,712
2015	20.641481	20.327450	-1.52%	26,501
2014	19.421080	20.641481	6.28%	28,598
2013	15.891071	19.421080	22.21%	28,833
2012	14.393951	15.891071	10.40%	31,385
2011	14.101184	14.393951	2.08%	34,224
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	27.216071	32.675176	20.06%	28,597
2019	21.013336	27.216071	29.52%	33,259
2018	22.274778	21.013336	-5.66%	33,960
2017	18.669889	22.274778	19.31%	39,532
2016	18.215096	18.669889	2.50%	44,843
2015	18.565151	18.215096	-1.89%	52,469
2014	17.132500	18.565151	8.36%	60,792
2013	12.988199	17.132500	31.91%	73,264
2012	11.084368	12.988199	17.18%	87,198
2011	11.035256	11.084368	0.45%	92,095
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	18.191937	19.944576	9.63%	16,411
2019	16.414061	18.191937	10.83%	20,581
2018	16.936857	16.414061	-3.09%	19,972
2017	16.480380	16.936857	2.77%	20,112
2016	16.033257	16.480380	2.79%	23,721
2015	16.195487	16.033257	-1.00%	29,306
2014	15.710820	16.195487	3.08%	34,265
2013	16.241128	15.710820	-3.27%	38,264
2012	15.540629	16.241128	4.51%	50,057
2011	14.657750	15.540629	6.02%	62,703
1337

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.244367	4.520961	-37.59%	3,708
2019	7.085924	7.244367	2.24%	3,126
2018	10.890141	7.085924	-34.93%	3,043
2017	12.617410	10.890141	-13.69%	3,339
2016	9.490970	12.617410	32.94%	6,057
2015	12.338595	9.490970	-23.08%	6,458
2014	13.963246	12.338595	-11.64%	7,576
2013	11.062212	13.963246	26.22%	9,022
2012	11.044965	11.062212	0.16%	11,219
2011	12.295281	11.044965	-10.17%	12,067
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.525699	12.315974	6.86%	208
2019	10.661410	11.525699	8.11%	208
2018	10.810769	10.661410	-1.38%	211
2017	10.493870	10.810769	3.02%	324
2016	9.922740	10.493870	5.76%	5,441
2015	10.317165	9.922740	-3.82%	6,422
2014	10.423272	10.317165	-1.02%	5,657
2013	10.369002	10.423272	0.52%	5,711
2012	9.862979	10.369002	5.13%	1,875
2011*	10.000000	9.862979	-1.37%	1,384
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.698757	25.170782	1.91%	1,759
2019	20.299547	24.698757	21.67%	2,355
2018	23.264410	20.299547	-12.74%	2,674
2017	20.375482	23.264410	14.18%	5,188
2016	19.281403	20.375482	5.67%	5,747
2015	19.925169	19.281403	-3.23%	6,747
2014	18.360605	19.925169	8.52%	7,143
2013	14.337669	18.360605	28.06%	7,776
2012	12.822563	14.337669	11.82%	10,129
2011	13.616581	12.822563	-5.83%	12,506
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.432836	24.342143	19.13%	8,579
2019	16.422565	20.432836	24.42%	9,766
2018	17.735265	16.422565	-7.40%	12,731
2017	14.415021	17.735265	23.03%	14,224
2016	15.046864	14.415021	-4.20%	17,432
2015	14.729705	15.046864	2.15%	20,019
2014	14.767543	14.729705	-0.26%	29,657
2013	12.536555	14.767543	17.80%	31,501
2012	10.748764	12.536555	16.63%	39,158
2011	11.738553	10.748764	-8.43%	42,912
1338

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.193173	10.108558	-0.83%	2,477
2019	10.131421	10.193173	0.61%	2,355
2018	10.101196	10.131421	0.30%	480
2017	10.164006	10.101196	-0.62%	1,482
2016	10.273921	10.164006	-1.07%	2,500
2015	10.396627	10.273921	-1.18%	2,720
2014	10.520791	10.396627	-1.18%	21,193
2013	10.646444	10.520791	-1.18%	5,381
2012	10.773953	10.646444	-1.18%	11,984
2011	10.902264	10.773953	-1.18%	16,419
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.823302	41.046514	28.98%	34,444
2019	23.581999	31.823302	34.95%	37,911
2018	23.337153	23.581999	1.05%	40,679
2017	18.261831	23.337153	27.79%	48,851
2016	18.259484	18.261831	0.01%	55,269
2015	17.245005	18.259484	5.88%	67,926
2014	15.610640	17.245005	10.47%	77,291
2013	11.578714	15.610640	34.82%	92,476
2012	10.394903	11.578714	11.39%	109,192
2011	10.302143	10.394903	0.90%	120,607
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.865485	32.333257	4.76%	14,464
2019	28.095712	30.865485	9.86%	16,763
2018	29.053283	28.095712	-3.30%	16,580
2017	27.564300	29.053283	5.40%	20,714
2016	24.011499	27.564300	14.80%	22,408
2015	25.994052	24.011499	-7.63%	28,150
2014	25.818009	25.994052	0.68%	32,601
2013	23.648612	25.818009	9.17%	30,610
2012	20.175574	23.648612	17.21%	34,393
2011	19.399657	20.175574	4.00%	36,196
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	21.146590	22.394298	5.90%	5,972
2019	18.032301	21.146590	17.27%	7,855
2018	22.208589	18.032301	-18.80%	7,640
2017	18.251304	22.208589	21.68%	7,368
2016	18.274406	18.251304	-0.13%	7,975
2015	18.671408	18.274406	-2.13%	9,549
2014	18.629315	18.671408	0.23%	11,695
2013	15.094965	18.629315	23.41%	9,942
2012	13.481959	15.094965	11.96%	11,199
2011	15.845652	13.481959	-14.92%	13,537
1339

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.461249	10.763477	2.89%	6,922
2019	10.158708	10.461249	2.98%	7,510
2018	10.203103	10.158708	-0.44%	7,400
2017	10.183911	10.203103	0.19%	4,700
2016	10.111031	10.183911	0.72%	4,877
2015	10.145385	10.111031	-0.34%	0
2014	10.169461	10.145385	-0.24%	158
2013	10.348631	10.169461	-1.73%	166
2012	10.132959	10.348631	2.13%	122
2011*	10.000000	10.132959	1.33%	713
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.893854	58.729733	47.21%	4,509
2019	29.272214	39.893854	36.29%	5,689
2018	29.647023	29.272214	-1.26%	5,955
2017	23.646176	29.647023	25.38%	5,745
2016	22.553302	23.646176	4.85%	5,761
2015	24.227587	22.553302	-6.91%	7,348
2014	22.732884	24.227587	6.58%	11,827
2013	17.707638	22.732884	28.38%	12,914
2012	15.783008	17.707638	12.19%	13,466
2011	16.064261	15.783008	-1.75%	12,858
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.116862	7.927409	-13.05%	5,763
2019	8.430401	9.116862	8.14%	6,227
2018	11.115809	8.430401	-24.16%	7,197
2017	10.926093	11.115809	1.74%	7,422
2016	8.931744	10.926093	22.33%	10,836
2015	11.649201	8.931744	-23.33%	12,828
2014	13.558311	11.649201	-14.08%	16,935
2013	12.729840	13.558311	6.51%	18,671
2012	12.646540	12.729840	0.66%	20,760
2011	16.294435	12.646540	-22.39%	27,995
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	47.258979	63.203670	33.74%	21,660
2019	31.998608	47.258979	47.69%	25,021
2018	34.178787	31.998608	-6.38%	26,003
2017	26.183418	34.178787	30.54%	27,846
2016	26.098089	26.183418	0.33%	31,577
2015	27.198275	26.098089	-4.05%	36,162
2014	26.750044	27.198275	1.68%	41,382
2013	17.312708	26.750044	54.51%	48,578
2012	13.708353	17.312708	26.29%	53,637
2011	14.723734	13.708353	-6.90%	58,783
1340

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.966520	26.766317	-4.29%	2,525
2019	22.748998	27.966520	22.94%	2,644
2018	24.385829	22.748998	-6.71%	2,851
2017	23.419720	24.385829	4.13%	3,312
2016	22.733545	23.419720	3.02%	5,224
2015	21.959231	22.733545	3.53%	5,266
2014	17.074909	21.959231	28.61%	8,582
2013	17.089164	17.074909	-0.08%	8,569
2012	14.693830	17.089164	16.30%	9,437
2011	14.162571	14.693830	3.75%	9,582
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	30.070428	31.796610	5.74%	2,236
2019	24.480259	30.070428	22.84%	2,569
2018	27.682429	24.480259	-11.57%	2,798
2017	24.636107	27.682429	12.37%	2,753
2016	19.347281	24.636107	27.34%	3,829
2015	20.740716	19.347281	-6.72%	3,156
2014	19.610731	20.740716	5.76%	3,609
2013	14.864808	19.610731	31.93%	4,618
2012	12.682597	14.864808	17.21%	5,195
2011	14.718680	12.682597	-13.83%	5,750
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	28.344246	38.551845	36.01%	19,261
2019	23.254261	28.344246	21.89%	22,418
2018	24.548304	23.254261	-5.27%	24,761
2017	20.180401	24.548304	21.64%	26,037
2016	19.846317	20.180401	1.68%	28,477
2015	19.716204	19.846317	0.66%	33,980
2014	19.642550	19.716204	0.37%	40,071
2013	13.867849	19.642550	41.64%	45,166
2012	13.347348	13.867849	3.90%	47,567
2011	15.111435	13.347348	-11.67%	50,958
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	29.404805	29.628410	0.76%	12,259
2019	23.559050	29.404805	24.81%	13,349
2018	25.707040	23.559050	-8.36%	13,646
2017	23.128585	25.707040	11.15%	14,819
2016	21.062413	23.128585	9.81%	15,976
2015	22.186851	21.062413	-5.07%	18,589
2014	20.241130	22.186851	9.61%	21,154
2013	15.137716	20.241130	33.71%	25,385
2012	12.888532	15.137716	17.45%	30,262
2011	14.074640	12.888532	-8.43%	33,521
1341

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	33.210907	37.347125	12.45%	18,514
2019	27.616857	33.210907	20.26%	19,408
2018	29.577118	27.616857	-6.63%	27,727
2017	25.323163	29.577118	16.80%	36,112
2016	26.318756	25.323163	-3.78%	39,981
2015	29.079007	26.318756	-9.49%	51,089
2014	31.083721	29.079007	-6.45%	67,371
2013	25.155125	31.083721	23.57%	94,187
2012	21.375327	25.155125	17.68%	106,070
2011	23.326248	21.375327	-8.36%	121,498
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	25.750698	29.017829	12.69%	8,413
2019	21.358125	25.750698	20.57%	16,910
2018	22.354282	21.358125	-4.46%	16,417
2017	20.325604	22.354282	9.98%	22,116
2016	20.172852	20.325604	0.76%	23,005
2015	20.494868	20.172852	-1.57%	22,379
2014	19.292894	20.494868	6.23%	36,400
2013	15.794165	19.292894	22.15%	38,227
2012	14.313430	15.794165	10.35%	36,329
2011	14.029385	14.313430	2.02%	47,208
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	26.954432	32.344684	20.00%	45,237
2019	20.821868	26.954432	29.45%	42,480
2018	22.083074	20.821868	-5.71%	58,099
2017	18.518554	22.083074	19.25%	68,622
2016	18.076571	18.518554	2.45%	73,027
2015	18.433307	18.076571	-1.94%	79,758
2014	17.019448	18.433307	8.31%	96,505
2013	12.909016	17.019448	31.84%	108,651
2012	11.022379	12.909016	17.12%	118,380
2011	10.979081	11.022379	0.39%	149,403
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	18.017092	19.742890	9.58%	31,494
2019	16.264533	18.017092	10.78%	32,490
2018	16.791105	16.264533	-3.14%	36,362
2017	16.346809	16.791105	2.72%	38,079
2016	15.911343	16.346809	2.74%	37,738
2015	16.080479	15.911343	-1.05%	51,399
2014	15.607143	16.080479	3.03%	70,264
2013	16.142120	15.607143	-3.31%	88,685
2012	15.453728	16.142120	4.45%	116,214
2011	14.583136	15.453728	5.97%	114,271
1342

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.194394	4.487479	-37.63%	552
2019	7.040605	7.194394	2.18%	7,189
2018	10.826012	7.040605	-34.97%	552
2017	12.549437	10.826012	-13.73%	552
2016	9.444604	12.549437	32.87%	861
2015	12.284553	9.444604	-23.12%	4,562
2014	13.909130	12.284553	-11.68%	10,726
2013	11.024928	13.909130	26.16%	11,161
2012	11.013328	11.024928	0.11%	12,076
2011	12.266258	11.013328	-10.21%	13,643
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.475243	12.255859	6.80%	0
2019	10.620110	11.475243	8.05%	0
2018	10.774369	10.620110	-1.43%	5,989
2017	10.463813	10.774369	2.97%	9,842
2016	9.899315	10.463813	5.70%	9,333
2015	10.298033	9.899315	-3.87%	11,553
2014	10.409224	10.298033	-1.07%	7,774
2013	10.360272	10.409224	0.47%	7,385
2012	9.859669	10.360272	5.08%	2,611
2011*	10.000000	9.859669	-1.40%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.503694	24.959331	1.86%	10,199
2019	20.149435	24.503694	21.61%	2,044
2018	23.104134	20.149435	-12.79%	5,402
2017	20.245313	23.104134	14.12%	5,996
2016	19.167889	20.245313	5.62%	6,257
2015	19.817900	19.167889	-3.28%	9,167
2014	18.271005	19.817900	8.47%	11,646
2013	14.274930	18.271005	27.99%	15,392
2012	12.772933	14.274930	11.76%	15,161
2011	13.570735	12.772933	-5.88%	17,733
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.236389	24.095906	19.07%	6,928
2019	16.272912	20.236389	24.36%	12,357
2018	17.582612	16.272912	-7.45%	15,203
2017	14.298160	17.582612	22.97%	18,104
2016	14.932414	14.298160	-4.25%	19,003
2015	14.625072	14.932414	2.10%	14,629
2014	14.670068	14.625072	-0.31%	16,031
2013	12.460103	14.670068	17.74%	20,515
2012	10.688641	12.460103	16.57%	32,245
2011	11.678793	10.688641	-8.48%	35,245
1343

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	10.095204	10.006346	-0.88%	9,719
2019	10.039131	10.095204	0.56%	2,393
2018	10.014274	10.039131	0.25%	3,669
2017	10.081626	10.014274	-0.67%	6,356
2016	10.195793	10.081626	-1.12%	7,467
2015	10.322789	10.195793	-1.23%	7,817
2014	10.451361	10.322789	-1.23%	15,872
2013	10.581539	10.451361	-1.23%	22,124
2012	10.713701	10.581539	-1.23%	22,135
2011	10.846769	10.713701	-1.23%	28,574
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.517473	40.631473	28.92%	37,274
2019	23.367185	31.517473	34.88%	36,640
2018	23.136347	23.367185	1.00%	49,589
2017	18.113834	23.136347	27.73%	57,614
2016	18.120645	18.113834	-0.04%	60,647
2015	17.122540	18.120645	5.83%	66,446
2014	15.507623	17.122540	10.41%	86,809
2013	11.508124	15.507623	34.75%	99,038
2012	10.336767	11.508124	11.33%	127,907
2011	10.249696	10.336767	0.85%	161,601
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.568888	32.006353	4.70%	20,216
2019	27.839816	30.568888	9.80%	21,433
2018	28.803320	27.839816	-3.35%	22,858
2017	27.340933	28.803320	5.35%	25,968
2016	23.828947	27.340933	14.74%	26,326
2015	25.809483	23.828947	-7.67%	28,764
2014	25.647679	25.809483	0.63%	43,106
2013	23.504483	25.647679	9.12%	57,341
2012	20.062784	23.504483	17.15%	59,771
2011	19.300945	20.062784	3.95%	66,337
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.979616	22.206227	5.85%	1,579
2019	17.898966	20.979616	17.21%	10,534
2018	22.055607	17.898966	-18.85%	3,175
2017	18.134723	22.055607	21.62%	4,481
2016	18.166858	18.134723	-0.18%	4,825
2015	18.570935	18.166858	-2.18%	8,730
2014	18.538454	18.570935	0.18%	6,132
2013	15.028943	18.538454	23.35%	8,959
2012	13.429803	15.028943	11.91%	11,368
2011	15.792337	13.429803	-14.96%	11,903
1344

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.415446	10.710922	2.84%	0
2019	10.119346	10.415446	2.93%	22,547
2018	10.168750	10.119346	-0.49%	0
2017	10.154749	10.168750	0.14%	0
2016	10.087172	10.154749	0.67%	0
2015	10.126580	10.087172	-0.39%	3,664
2014	10.155740	10.126580	-0.29%	0
2013	10.339907	10.155740	-1.78%	2,529
2012	10.129561	10.339907	2.08%	2,662
2011*	10.000000	10.129561	1.30%	2,793
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.600367	58.268216	47.14%	2,465
2019	29.071570	39.600367	36.22%	2,947
2018	29.458823	29.071570	-1.31%	1,953
2017	23.507922	29.458823	25.31%	4,885
2016	22.432763	23.507922	4.79%	4,633
2015	24.110318	22.432763	-6.96%	6,470
2014	22.634322	24.110318	6.52%	6,636
2013	17.639780	22.634322	28.31%	12,903
2012	15.730501	17.639780	12.14%	16,066
2011	16.018904	15.730501	-1.80%	15,791
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	9.049734	7.865049	-13.09%	1,932
2019	8.372560	9.049734	8.09%	1,812
2018	11.045185	8.372560	-24.20%	4,060
2017	10.862159	11.045185	1.68%	6,128
2016	8.883963	10.862159	22.27%	7,049
2015	11.592761	8.883963	-23.37%	12,016
2014	13.499464	11.592761	-14.12%	15,397
2013	12.681023	13.499464	6.45%	19,044
2012	12.604435	12.681023	0.61%	24,405
2011	16.248419	12.604435	-22.43%	23,981
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	46.804395	62.564064	33.67%	8,276
2019	31.706849	46.804395	47.62%	8,950
2018	33.884407	31.706849	-6.43%	14,898
2017	25.971004	33.884407	30.47%	18,352
2016	25.899447	25.971004	0.28%	19,992
2015	27.004924	25.899447	-4.09%	19,745
2014	26.573349	27.004924	1.62%	21,741
2013	17.207048	26.573349	54.43%	31,835
2012	13.631608	17.207048	26.23%	38,084
2011	14.648710	13.631608	-6.94%	47,288
1345

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.749186	26.544863	-4.34%	2,084
2019	22.583634	27.749186	22.87%	376
2018	24.220897	22.583634	-6.76%	2,278
2017	23.273067	24.220897	4.07%	2,753
2016	22.602582	23.273067	2.97%	2,614
2015	21.843781	22.602582	3.47%	3,235
2014	16.993720	21.843781	28.54%	4,388
2013	17.016515	16.993720	-0.13%	5,242
2012	14.638791	17.016515	16.24%	7,233
2011	14.116649	14.638791	3.70%	7,786
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	29.832956	31.529541	5.69%	2,675
2019	24.299236	29.832956	22.77%	2,556
2018	27.491720	24.299236	-11.61%	1,205
2017	24.478737	27.491720	12.31%	4,145
2016	19.233389	24.478737	27.27%	3,044
2015	20.629060	19.233389	-6.77%	3,254
2014	19.515033	20.629060	5.71%	6,166
2013	14.799752	19.515033	31.86%	8,028
2012	12.633495	14.799752	17.15%	8,650
2011	14.669114	12.633495	-13.88%	9,816
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	28.071683	38.161812	35.94%	11,344
2019	23.042308	28.071683	21.83%	11,622
2018	24.336950	23.042308	-5.32%	14,225
2017	20.016742	24.336950	21.58%	17,315
2016	19.695315	20.016742	1.63%	18,534
2015	19.576104	19.695315	0.61%	20,434
2014	19.512857	19.576104	0.32%	26,991
2013	13.783248	19.512857	41.57%	43,141
2012	13.272659	13.783248	3.85%	54,721
2011	15.034472	13.272659	-11.72%	64,136
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	29.128331	29.334986	0.71%	9,993
2019	23.349351	29.128331	24.75%	11,337
2018	25.491196	23.349351	-8.40%	12,236
2017	22.945966	25.491196	11.09%	16,535
2016	20.906651	22.945966	9.75%	18,035
2015	22.033924	20.906651	-5.12%	21,466
2014	20.111795	22.033924	9.56%	24,006
2013	15.048600	20.111795	33.65%	30,414
2012	12.819149	15.048600	17.39%	35,745
2011	14.005952	12.819149	-8.47%	41,018
1346

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.891470	36.969187	12.40%	1,416
2019	27.365082	32.891470	20.20%	1,502
2018	29.322403	27.365082	-6.68%	2,895
2017	25.117748	29.322403	16.74%	3,032
2016	26.118452	25.117748	-3.83%	3,228
2015	28.872336	26.118452	-9.54%	6,224
2014	30.878453	28.872336	-6.50%	12,427
2013	25.001652	30.878453	23.51%	12,892
2012	21.255696	25.001652	17.62%	14,765
2011	23.207443	21.255696	-8.41%	16,562
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	25.503095	28.724268	12.63%	3,262
2019	21.163476	25.503095	20.51%	3,474
2018	22.161842	21.163476	-4.50%	4,835
2017	20.160805	22.161842	9.93%	4,726
2016	20.019400	20.160805	0.71%	4,917
2015	20.349264	20.019400	-1.62%	7,011
2014	19.165545	20.349264	6.18%	7,411
2013	15.697866	19.165545	22.09%	7,492
2012	14.233388	15.697866	10.29%	6,618
2011	13.957983	14.233388	1.97%	17,889
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	26.695139	32.017320	19.94%	4,382
2019	20.632018	26.695139	29.39%	4,381
2018	21.892875	20.632018	-5.76%	4,380
2017	18.368323	21.892875	19.19%	4,381
2016	17.938997	18.368323	2.39%	4,380
2015	18.302273	17.938997	-1.98%	5,367
2014	16.907026	18.302273	8.25%	17,054
2013	12.830235	16.907026	31.77%	17,570
2012	10.960674	12.830235	17.06%	14,577
2011	10.923138	10.960674	0.34%	15,890
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	17.843819	19.543131	9.52%	3,544
2019	16.116275	17.843819	10.72%	3,836
2018	16.646520	16.116275	-3.19%	6,659
2017	16.214241	16.646520	2.67%	7,000
2016	15.790288	16.214241	2.68%	7,536
2015	15.966224	15.790288	-1.10%	7,240
2014	15.504102	15.966224	2.98%	9,901
2013	16.043671	15.504102	-3.36%	10,270
2012	15.367275	16.043671	4.40%	28,530
2011	14.508882	15.367275	5.92%	19,138
1347

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.144740	4.454248	-37.66%	1,059
2019	6.995548	7.144740	2.13%	1,059
2018	10.762224	6.995548	-35.00%	1,059
2017	12.481799	10.762224	-13.78%	1,059
2016	9.398458	12.481799	32.81%	1,059
2015	12.230732	9.398458	-23.16%	0
2014	13.855228	12.230732	-11.72%	3,349
2013	10.987757	13.855228	26.10%	108
2012	10.981767	10.987757	0.05%	108
2011	12.237289	10.981767	-10.26%	108
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.425025	12.196048	6.75%	955
2019	10.578979	11.425025	8.00%	955
2018	10.738115	10.578979	-1.48%	955
2017	10.433867	10.738115	2.92%	955
2016	9.875969	10.433867	5.65%	955
2015	10.278942	9.875969	-3.92%	0
2014	10.395182	10.278942	-1.12%	179
2013	10.351532	10.395182	0.42%	179
2012	9.856361	10.351532	5.02%	179
2011*	10.000000	9.856361	-1.44%	179
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.310197	24.749695	1.81%	1,269
2019	20.000431	24.310197	21.55%	1,307
2018	22.944976	20.000431	-12.83%	1,895
2017	20.116003	22.944976	14.06%	1,932
2016	19.055075	20.116003	5.57%	2,063
2015	19.711237	19.055075	-3.33%	1,054
2014	18.181867	19.711237	8.41%	2,432
2013	14.212481	18.181867	27.93%	1,470
2012	12.723510	14.212481	11.70%	1,752
2011	13.525052	12.723510	-5.93%	4,161
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	20.041717	23.852040	19.01%	11
2019	16.124521	20.041717	24.29%	11
2018	17.431162	16.124521	-7.50%	11
2017	14.182154	17.431162	22.91%	11
2016	14.818743	14.182154	-4.30%	11
2015	14.521094	14.818743	2.05%	11
2014	14.573152	14.521094	-0.36%	11
2013	12.384060	14.573152	17.68%	11
2012	10.628804	12.384060	16.51%	718
2011	11.619294	10.628804	-8.52%	772
1348

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.998117	9.905087	-0.93%	4
2019	9.947608	9.998117	0.51%	4
2018	9.928029	9.947608	0.20%	4
2017	9.999849	9.928029	-0.72%	4
2016	10.118204	9.999849	-1.17%	4
2015	10.249427	10.118204	-1.28%	4
2014	10.382344	10.249427	-1.28%	1,532
2013	10.516984	10.382344	-1.28%	6,523
2012	10.653751	10.516984	-1.28%	16,946
2011	10.791524	10.653751	-1.28%	18,906
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	31.214397	40.220402	28.85%	9,509
2019	23.154195	31.214397	34.81%	10,364
2018	22.937140	23.154195	0.95%	10,284
2017	17.966935	22.937140	27.66%	9,624
2016	17.982766	17.966935	-0.09%	9,842
2015	17.000869	17.982766	5.78%	10,944
2014	15.405226	17.000869	10.36%	23,261
2013	11.437928	15.405226	34.69%	23,425
2012	10.278930	11.437928	11.28%	25,246
2011	10.197493	10.278930	0.80%	34,751
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	30.274937	31.682529	4.65%	1,913
2019	27.586066	30.274937	9.75%	1,906
2018	28.555333	27.586066	-3.39%	2,843
2017	27.119231	28.555333	5.30%	2,894
2016	23.647638	27.119231	14.68%	2,945
2015	25.626099	23.647638	-7.72%	3,004
2014	25.478339	25.626099	0.58%	4,299
2013	23.361117	25.478339	9.06%	5,161
2012	19.950532	23.361117	17.10%	3,710
2011	19.202657	19.950532	3.89%	10,819
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.813849	22.019614	5.79%	0
2019	17.766532	20.813849	17.15%	0
2018	21.903590	17.766532	-18.89%	0
2017	18.018820	21.903590	21.56%	0
2016	18.059861	18.018820	-0.23%	0
2015	18.470908	18.059861	-2.23%	0
2014	18.447944	18.470908	0.12%	0
2013	14.963130	18.447944	23.29%	0
2012	13.377786	14.963130	11.85%	527
2011	15.739132	13.377786	-15.00%	1,250
1349

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.369836	10.658630	2.78%	0
2019	10.080135	10.369836	2.87%	0
2018	10.134505	10.080135	-0.54%	0
2017	10.125670	10.134505	0.09%	0
2016	10.063372	10.125670	0.62%	0
2015	10.107796	10.063372	-0.44%	1,936
2014	10.142048	10.107796	-0.34%	2,258
2013	10.331195	10.142048	-1.83%	2,258
2012	10.126160	10.331195	2.02%	322
2011*	10.000000	10.126160	1.26%	322
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.309025	57.810281	47.07%	677
2019	28.872303	39.309025	36.15%	703
2018	29.271805	28.872303	-1.36%	742
2017	23.370463	29.271805	25.25%	767
2016	22.312856	23.370463	4.74%	854
2015	23.993590	22.312856	-7.00%	1,064
2014	22.536144	23.993590	6.47%	2,763
2013	17.572163	22.536144	28.25%	2,857
2012	15.678162	17.572163	12.08%	2,411
2011	15.973683	15.678162	-1.85%	5,497
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.983110	7.803186	-13.13%	193
2019	8.315132	8.983110	8.03%	193
2018	10.975007	8.315132	-24.24%	443
2017	10.798586	10.975007	1.63%	443
2016	8.836438	10.798586	22.21%	443
2015	11.536588	8.836438	-23.41%	443
2014	13.440861	11.536588	-14.17%	1,537
2013	12.632368	13.440861	6.40%	1,537
2012	12.562453	12.632368	0.56%	1,887
2011	16.202496	12.562453	-22.47%	5,650
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	46.354361	61.931151	33.60%	34
2019	31.417877	46.354361	47.54%	37
2018	33.592709	31.417877	-6.47%	250
2017	25.760412	33.592709	30.40%	250
2016	25.702413	25.760412	0.23%	256
2015	26.813064	25.702413	-4.14%	981
2014	26.397919	26.813064	1.57%	8,349
2013	17.102099	26.397919	54.35%	8,835
2012	13.555336	17.102099	26.17%	6,677
2011	14.574112	13.555336	-6.99%	13,472
1350

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.533480	26.325174	-4.39%	484
2019	22.419436	27.533480	22.81%	484
2018	24.057054	22.419436	-6.81%	484
2017	23.127300	24.057054	4.02%	484
2016	22.472355	23.127300	2.91%	484
2015	21.728923	22.472355	3.42%	1,140
2014	16.912915	21.728923	28.48%	1,140
2013	16.944182	16.912915	-0.18%	1,140
2012	14.583961	16.944182	16.18%	175
2011	14.070885	14.583961	3.65%	189
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	29.597204	31.264540	5.63%	534
2019	24.119421	29.597204	22.71%	534
2018	27.302201	24.119421	-11.66%	534
2017	24.322270	27.302201	12.25%	534
2016	19.120106	24.322270	27.21%	534
2015	20.517953	19.120106	-6.81%	838
2014	19.419759	20.517953	5.66%	838
2013	14.734945	19.419759	31.79%	838
2012	12.584556	14.734945	17.09%	402
2011	14.619695	12.584556	-13.92%	435
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	27.801657	37.775610	35.88%	845
2019	22.832222	27.801657	21.77%	847
2018	24.127354	22.832222	-5.37%	841
2017	19.854372	24.127354	21.52%	843
2016	19.545418	19.854372	1.58%	843
2015	19.436956	19.545418	0.56%	841
2014	19.383984	19.436956	0.27%	3,010
2013	13.699146	19.383984	41.50%	3,064
2012	13.198373	13.699146	3.79%	2,805
2011	14.957887	13.198373	-11.76%	4,686
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	28.854200	29.044198	0.66%	255
2019	23.141318	28.854200	24.69%	292
2018	25.276949	23.141318	-8.45%	350
2017	22.764590	25.276949	11.04%	386
2016	20.751881	22.764590	9.70%	515
2015	21.881900	20.751881	-5.16%	515
2014	19.983141	21.881900	9.50%	538
2013	14.959904	19.983141	33.58%	892
2012	12.750071	14.959904	17.33%	1,954
2011	13.937519	12.750071	-8.52%	5,805
1351

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.575019	36.594953	12.34%	10,491
2019	27.115529	32.575019	20.13%	14,066
2018	29.069819	27.115529	-6.72%	17,833
2017	24.913963	29.069819	16.68%	21,511
2016	25.919646	24.913963	-3.88%	32,180
2015	28.667098	25.919646	-9.58%	34,360
2014	30.674498	28.667098	-6.54%	38,243
2013	24.849103	30.674498	23.44%	43,825
2012	21.136731	24.849103	17.56%	55,840
2011	23.089227	21.136731	-8.46%	73,830
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	25.257694	28.433473	12.57%	8,874
2019	20.970452	25.257694	20.44%	8,847
2018	21.970907	20.970452	-4.55%	11,413
2017	19.997211	21.970907	9.87%	12,397
2016	19.866992	19.997211	0.66%	22,198
2015	20.204590	19.866992	-1.67%	23,446
2014	19.038921	20.204590	6.12%	25,072
2013	15.602048	19.038921	22.03%	28,501
2012	14.153707	15.602048	10.23%	30,834
2011	13.886852	14.153707	1.92%	30,014
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	26.438322	31.693238	19.88%	29,951
2019	20.443886	26.438322	29.32%	31,921
2018	21.704314	20.443886	-5.81%	35,362
2017	18.219313	21.704314	19.13%	44,161
2016	17.802456	18.219313	2.34%	56,087
2015	18.172181	17.802456	-2.03%	58,797
2014	16.795350	18.172181	8.20%	68,362
2013	12.751950	16.795350	31.71%	72,242
2012	10.899331	12.751950	17.00%	89,584
2011	10.867496	10.899331	0.29%	122,685
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	17.672163	19.345337	9.47%	12,426
2019	15.969322	17.672163	10.66%	12,705
2018	16.503154	15.969322	-3.23%	15,510
2017	16.082716	16.503154	2.61%	16,492
2016	15.670112	16.082716	2.63%	23,621
2015	15.852732	15.670112	-1.15%	24,827
2014	15.401696	15.852732	2.93%	29,180
2013	15.945775	15.401696	-3.41%	32,523
2012	15.281270	15.945775	4.35%	41,670
2011	14.434968	15.281270	5.86%	51,260
1352

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.095402	4.421243	-37.69%	103
2019	6.950765	7.095402	2.08%	103
2018	10.698782	6.950765	-35.03%	1,514
2017	12.414500	10.698782	-13.82%	1,514
2016	9.352502	12.414500	32.74%	2,327
2015	12.177109	9.352502	-23.20%	2,306
2014	13.801481	12.177109	-11.77%	3,455
2013	10.950671	13.801481	26.03%	3,812
2012	10.950257	10.950671	0.00%	5,277
2011	12.208363	10.950257	-10.31%	7,553
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.374916	12.136399	6.69%	0
2019	10.537940	11.374916	7.94%	0
2018	10.701901	10.537940	-1.53%	0
2017	10.403941	10.701901	2.86%	0
2016	9.852629	10.403941	5.60%	0
2015	10.259851	9.852629	-3.97%	116
2014	10.381136	10.259851	-1.17%	116
2013	10.342796	10.381136	0.37%	116
2012	9.853047	10.342796	4.97%	411
2011*	10.000000	9.853047	-1.47%	148
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	24.117944	24.541525	1.76%	6,341
2019	19.852325	24.117944	21.49%	6,537
2018	22.786684	19.852325	-12.88%	9,483
2017	19.987319	22.786684	14.01%	9,554
2016	18.942758	19.987319	5.51%	15,191
2015	19.604991	18.942758	-3.38%	15,302
2014	18.093047	19.604991	8.36%	15,125
2013	14.150220	18.093047	27.86%	18,399
2012	12.674199	14.150220	11.65%	20,023
2011	13.479459	12.674199	-5.97%	23,702
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.848874	23.610560	18.95%	7,651
2019	15.977458	19.848874	24.23%	9,539
2018	17.280991	15.977458	-7.54%	10,140
2017	14.067070	17.280991	22.85%	10,127
2016	14.705934	14.067070	-4.34%	10,282
2015	14.417851	14.705934	2.00%	10,820
2014	14.476881	14.417851	-0.41%	13,683
2013	12.308472	14.476881	17.62%	14,807
2012	10.569288	12.308472	16.46%	19,141
2011	11.560074	10.569288	-8.57%	23,651
1353

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.901888	9.804789	-0.98%	3,926
2019	9.856860	9.901888	0.46%	4,772
2018	9.842479	9.856860	0.15%	4,711
2017	9.918704	9.842479	-0.77%	6,205
2016	10.041170	9.918704	-1.22%	6,144
2015	10.176548	10.041170	-1.33%	6,556
2014	10.313747	10.176548	-1.33%	6,654
2013	10.452792	10.313747	-1.33%	19,802
2012	10.594104	10.452792	-1.33%	19,120
2011	10.736537	10.594104	-1.33%	26,996
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	30.913827	39.812949	28.79%	38,165
2019	22.942870	30.913827	34.74%	41,481
2018	22.739384	22.942870	0.89%	51,360
2017	17.821025	22.739384	27.60%	57,920
2016	17.845751	17.821025	-0.14%	70,566
2015	16.879887	17.845751	5.72%	75,173
2014	15.303355	16.879887	10.30%	81,367
2013	11.368044	15.303355	34.62%	89,494
2012	10.221319	11.368044	11.22%	109,991
2011	10.145480	10.221319	0.75%	134,179
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.983685	31.361847	4.60%	10,656
2019	27.334520	29.983685	9.69%	11,526
2018	28.309360	27.334520	-3.44%	13,035
2017	26.899207	28.309360	5.24%	11,236
2016	23.467644	26.899207	14.62%	16,776
2015	25.443931	23.467644	-7.77%	16,303
2014	25.310047	25.443931	0.53%	17,247
2013	23.218567	25.310047	9.01%	21,240
2012	19.838867	23.218567	17.04%	29,019
2011	19.104821	19.838867	3.84%	30,470
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.649336	21.834499	5.74%	2,814
2019	17.635034	20.649336	17.09%	4,373
2018	21.752568	17.635034	-18.93%	7,672
2017	17.903625	21.752568	21.50%	7,390
2016	17.953469	17.903625	-0.28%	7,740
2015	18.371413	17.953469	-2.27%	7,760
2014	18.357870	18.371413	0.07%	7,465
2013	14.897618	18.357870	23.23%	8,302
2012	13.325980	14.897618	11.79%	7,823
2011	15.686119	13.325980	-15.05%	10,776
1354

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.324427	10.606579	2.73%	8,722
2019	10.041077	10.324427	2.82%	11,302
2018	10.100379	10.041077	-0.59%	10,471
2017	10.096671	10.100379	0.04%	10,725
2016	10.039624	10.096671	0.57%	10,394
2015	10.089049	10.039624	-0.49%	9,170
2014	10.128362	10.089049	-0.39%	9,142
2013	10.322486	10.128362	-1.88%	8,951
2012	10.122762	10.322486	1.97%	7,193
2011*	10.000000	10.122762	1.23%	7,193
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	39.019576	57.355554	46.99%	1,073
2019	28.674230	39.019576	36.08%	1,982
2018	29.085814	28.674230	-1.42%	2,613
2017	23.233700	29.085814	25.19%	3,115
2016	22.193504	23.233700	4.69%	7,285
2015	23.877356	22.193504	-7.05%	7,405
2014	22.438337	23.877356	6.41%	7,671
2013	17.504752	22.438337	28.18%	7,472
2012	15.625954	17.504752	12.02%	8,325
2011	15.928539	15.625954	-1.90%	8,611
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.916935	7.741782	-13.18%	1,638
2019	8.258066	8.916935	7.98%	1,604
2018	10.905247	8.258066	-24.27%	3,590
2017	10.735378	10.905247	1.58%	3,926
2016	8.789146	10.735378	22.14%	4,437
2015	11.480675	8.789146	-23.44%	4,997
2014	13.382514	11.480675	-14.21%	6,713
2013	12.583906	13.382514	6.35%	9,373
2012	12.520623	12.583906	0.51%	11,647
2011	16.156723	12.520623	-22.51%	20,142
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	45.908424	61.304320	33.54%	22,339
2019	31.131390	45.908424	47.47%	21,375
2018	33.303355	31.131390	-6.52%	23,744
2017	25.551423	33.303355	30.34%	23,229
2016	25.506776	25.551423	0.18%	30,157
2015	26.622467	25.506776	-4.19%	30,840
2014	26.223562	26.622467	1.52%	44,165
2013	16.997738	26.223562	54.28%	46,273
2012	13.479462	16.997738	26.10%	59,367
2011	14.499873	13.479462	-7.04%	66,166
1355

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.319149	26.106984	-4.44%	10,227
2019	22.256191	27.319149	22.75%	10,871
2018	23.894072	22.256191	-6.85%	12,013
2017	22.982231	23.894072	3.97%	11,967
2016	22.342669	22.982231	2.86%	15,560
2015	21.614470	22.342669	3.37%	15,705
2014	16.832345	21.614470	28.41%	15,853
2013	16.872012	16.832345	-0.24%	16,084
2012	14.529223	16.872012	16.12%	16,055
2011	14.025164	14.529223	3.59%	16,673
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	29.363224	31.001659	5.58%	5,899
2019	23.940870	29.363224	22.65%	9,387
2018	27.113908	23.940870	-11.70%	9,446
2017	24.166730	27.113908	12.20%	9,426
2016	19.007431	24.166730	27.14%	12,934
2015	20.407384	19.007431	-6.86%	12,962
2014	19.324897	20.407384	5.60%	9,860
2013	14.670400	19.324897	31.73%	10,200
2012	12.535804	14.670400	17.03%	10,800
2011	14.570436	12.535804	-13.96%	11,319
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	27.534023	37.393024	35.81%	21,677
2019	22.623888	27.534023	21.70%	22,558
2018	23.919399	22.623888	-5.42%	26,302
2017	19.693199	23.919399	21.46%	24,247
2016	19.396549	19.693199	1.53%	28,557
2015	19.298693	19.396549	0.51%	29,809
2014	19.255857	19.298693	0.22%	36,702
2013	13.615484	19.255857	41.43%	39,111
2012	13.124429	13.615484	3.74%	50,790
2011	14.881623	13.124429	-11.81%	57,657
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	28.582499	28.756135	0.61%	13,333
2019	22.935024	28.582499	24.62%	14,285
2018	25.064391	22.935024	-8.50%	14,781
2017	22.584567	25.064391	10.98%	15,323
2016	20.598178	22.584567	9.64%	19,599
2015	21.730847	20.598178	-5.21%	20,989
2014	19.855264	21.730847	9.45%	22,638
2013	14.871697	19.855264	33.51%	25,292
2012	12.681333	14.871697	17.27%	33,987
2011	13.869405	12.681333	-8.57%	48,549
1356

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	32.261526	36.224413	12.28%	43,619
2019	26.868189	32.261526	20.07%	58,874
2018	28.819347	26.868189	-6.77%	69,710
2017	24.711780	28.819347	16.62%	83,331
2016	25.722300	24.711780	-3.93%	94,414
2015	28.463271	25.722300	-9.63%	128,372
2014	30.471856	28.463271	-6.59%	151,664
2013	24.697448	30.471856	23.38%	214,016
2012	21.018406	24.697448	17.50%	279,198
2011	22.971594	21.018406	-8.50%	354,025
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	25.014538	28.145467	12.52%	40,491
2019	20.779096	25.014538	20.38%	49,064
2018	21.781526	20.779096	-4.60%	65,274
2017	19.834862	21.781526	9.81%	77,273
2016	19.715661	19.834862	0.60%	92,704
2015	20.060855	19.715661	-1.72%	106,548
2014	18.913066	20.060855	6.07%	109,288
2013	15.506763	18.913066	21.97%	128,300
2012	14.074404	15.506763	10.18%	137,798
2011	13.816023	14.074404	1.87%	134,512
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	26.183722	31.372136	19.82%	70,511
2019	20.257277	26.183722	29.26%	80,242
2018	21.517162	20.257277	-5.86%	93,957
2017	18.071340	21.517162	19.07%	122,609
2016	17.666805	18.071340	2.29%	140,231
2015	18.042864	17.666805	-2.08%	174,201
2014	16.684299	18.042864	8.14%	192,720
2013	12.674050	16.684299	31.64%	218,605
2012	10.838252	12.674050	16.94%	272,416
2011	10.812068	10.838252	0.24%	341,731
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	17.502057	19.149410	9.41%	54,320
2019	15.823622	17.502057	10.61%	61,000
2018	16.360918	15.823622	-3.28%	70,034
2017	15.952172	16.360918	2.56%	93,930
2016	15.550771	15.952172	2.58%	104,153
2015	15.739977	15.550771	-1.20%	120,628
2014	15.299914	15.739977	2.88%	140,927
2013	15.848427	15.299914	-3.46%	178,221
2012	15.195699	15.848427	4.30%	286,938
2011	14.361399	15.195699	5.81%	335,530
1357

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	7.046323	4.388425	-37.72%	2,620
2019	6.906189	7.046323	2.03%	2,792
2018	10.635602	6.906189	-35.07%	3,979
2017	12.347435	10.635602	-13.86%	4,187
2016	9.306695	12.347435	32.67%	4,433
2015	12.123629	9.306695	-23.24%	5,705
2014	13.747846	12.123629	-11.81%	7,982
2013	10.913655	13.747846	25.97%	6,945
2012	10.918797	10.913655	-0.05%	10,532
2011	12.179450	10.918797	-10.35%	15,152
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.325084	12.077108	6.64%	4,364
2019	10.497085	11.325084	7.89%	4,133
2018	10.665845	10.497085	-1.58%	4,345
2017	10.374124	10.665845	2.81%	6,921
2016	9.829354	10.374124	5.54%	5,808
2015	10.240807	9.829354	-4.02%	9,577
2014	10.367130	10.240807	-1.22%	18,442
2013	10.334073	10.367130	0.32%	7,249
2012	9.849740	10.334073	4.92%	5,370
2011*	10.000000	9.849740	-1.50%	1,491
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.927292	24.335182	1.70%	7,653
2019	19.705371	23.927292	21.43%	8,249
2018	22.629548	19.705371	-12.92%	10,067
2017	19.859522	22.629548	13.95%	10,692
2016	18.831149	19.859522	5.46%	12,281
2015	19.499357	18.831149	-3.43%	12,693
2014	18.004669	19.499357	8.30%	16,556
2013	14.088229	18.004669	27.80%	20,958
2012	12.625095	14.088229	11.59%	29,265
2011	13.434029	12.625095	-6.02%	44,877
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.657845	23.371479	18.89%	26,530
2019	15.831723	19.657845	24.17%	28,988
2018	17.132096	15.831723	-7.59%	29,528
2017	13.952909	17.132096	22.79%	33,470
2016	14.593962	13.952909	-4.39%	37,282
2015	14.315326	14.593962	1.95%	46,588
2014	14.381221	14.315326	-0.46%	55,357
2013	12.233348	14.381221	17.56%	73,124
2012	10.510111	12.233348	16.40%	90,399
2011	11.501171	10.510111	-8.62%	102,454
1358

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.806569	9.705487	-1.03%	11,514
2019	9.766925	9.806569	0.41%	11,632
2018	9.757646	9.766925	0.10%	26,062
2017	9.838178	9.757646	-0.82%	13,283
2016	9.964688	9.838178	-1.27%	18,431
2015	10.104159	9.964688	-1.38%	32,490
2014	10.245572	10.104159	-1.38%	24,050
2013	10.388961	10.245572	-1.38%	28,893
2012	10.534767	10.388961	-1.38%	59,341
2011	10.681798	10.534767	-1.38%	93,313
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	30.616320	39.409821	28.72%	84,205
2019	22.733585	30.616320	34.67%	97,479
2018	22.543454	22.733585	0.84%	113,825
2017	17.676391	22.543454	27.53%	145,396
2016	17.709864	17.676391	-0.19%	161,876
2015	16.759851	17.709864	5.67%	190,452
2014	15.202226	16.759851	10.25%	216,114
2013	11.298641	15.202226	34.55%	257,369
2012	10.164078	11.298641	11.16%	346,833
2011	10.093765	10.164078	0.70%	443,820
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.695071	31.044215	4.54%	20,776
2019	27.085136	29.695071	9.64%	27,292
2018	28.065396	27.085136	-3.49%	35,389
2017	26.680880	28.065396	5.19%	34,126
2016	23.288925	26.680880	14.56%	41,522
2015	25.262976	23.288925	-7.81%	57,812
2014	25.142776	25.262976	0.48%	72,797
2013	23.076815	25.142776	8.95%	90,203
2012	19.727767	23.076815	16.98%	127,494
2011	19.007440	19.727767	3.79%	126,533
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.485989	21.650803	5.69%	2,304
2019	17.504406	20.485989	17.03%	2,469
2018	21.602464	17.504406	-18.97%	5,880
2017	17.789069	21.602464	21.44%	8,596
2016	17.847615	17.789069	-0.33%	9,718
2015	18.272357	17.847615	-2.32%	15,171
2014	18.268154	18.272357	0.02%	12,188
2013	14.832316	18.268154	23.16%	16,614
2012	13.274307	14.832316	11.74%	22,004
2011	15.633218	13.274307	-15.09%	46,417
1359

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.279154	10.554709	2.68%	3,535
2019	10.002123	10.279154	2.77%	17,841
2018	10.066327	10.002123	-0.64%	35,372
2017	10.067719	10.066327	-0.01%	20,755
2016	10.015885	10.067719	0.52%	19,911
2015	10.070303	10.015885	-0.54%	30,264
2014	10.114675	10.070303	-0.44%	38,750
2013	10.313766	10.114675	-1.93%	44,807
2012	10.119360	10.313766	1.92%	29,416
2011*	10.000000	10.119360	1.19%	11,085
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.732186	56.904300	46.92%	5,814
2019	28.477461	38.732186	36.01%	6,849
2018	28.900955	28.477461	-1.47%	5,742
2017	23.097708	28.900955	25.12%	8,660
2016	22.074757	23.097708	4.63%	8,917
2015	23.761658	22.074757	-7.10%	25,258
2014	22.340925	23.761658	6.36%	25,334
2013	17.437595	22.340925	28.12%	26,889
2012	15.573917	17.437595	11.97%	30,630
2011	15.883535	15.573917	-1.95%	29,280
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.851192	7.680784	-13.22%	5,583
2019	8.201337	8.851192	7.92%	15,847
2018	10.835866	8.201337	-24.31%	21,945
2017	10.672471	10.835866	1.53%	22,913
2016	8.742070	10.672471	22.08%	24,343
2015	11.424981	8.742070	-23.48%	30,539
2014	13.324367	11.424981	-14.25%	35,358
2013	12.535592	13.324367	6.29%	49,543
2012	12.478898	12.535592	0.45%	67,159
2011	16.111040	12.478898	-22.54%	109,246
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	45.466234	60.683087	33.47%	33,690
2019	30.847163	45.466234	47.39%	40,083
2018	33.016138	30.847163	-6.57%	48,480
2017	25.343853	33.016138	30.27%	54,687
2016	25.312370	25.343853	0.12%	65,577
2015	26.432953	25.312370	-4.24%	86,691
2014	26.050088	26.432953	1.47%	100,254
2013	16.893851	26.050088	54.20%	119,747
2012	13.403892	16.893851	26.04%	156,515
2011	14.425883	13.403892	-7.08%	200,619
1360

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	27.106581	25.890708	-4.49%	3,324
2019	22.094214	27.106581	22.69%	3,593
2018	23.732276	22.094214	-6.90%	7,489
2017	22.838147	23.732276	3.92%	8,057
2016	22.213811	22.838147	2.81%	10,815
2015	21.500706	22.213811	3.32%	11,757
2014	16.752237	21.500706	28.35%	8,274
2013	16.800233	16.752237	-0.29%	6,621
2012	14.474764	16.800233	16.07%	9,865
2011	13.979662	14.474764	3.54%	15,158
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	29.130998	30.740891	5.53%	3,007
2019	23.763573	29.130998	22.59%	3,588
2018	26.926847	23.763573	-11.75%	3,364
2017	24.012132	26.926847	12.14%	4,822
2016	18.895380	24.012132	27.08%	5,061
2015	20.297378	18.895380	-6.91%	11,723
2014	19.230467	20.297378	5.55%	12,981
2013	14.606108	19.230467	31.66%	13,280
2012	12.487204	14.606108	16.97%	16,672
2011	14.521283	12.487204	-14.01%	17,978
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	27.268912	37.014212	35.74%	30,656
2019	22.417417	27.268912	21.64%	34,065
2018	23.713205	22.417417	-5.46%	42,458
2017	19.533295	23.713205	21.40%	47,610
2016	19.248783	19.533295	1.48%	51,095
2015	19.161391	19.248783	0.46%	66,067
2014	19.128554	19.161391	0.17%	77,346
2013	13.532324	19.128554	41.35%	97,400
2012	13.050898	13.532324	3.69%	127,434
2011	14.805737	13.050898	-11.85%	159,220
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	28.313315	28.470879	0.56%	33,794
2019	22.730538	28.313315	24.56%	36,770
2018	24.853588	22.730538	-8.54%	39,276
2017	22.405935	24.853588	10.92%	45,872
2016	20.445594	22.405935	9.59%	52,299
2015	21.580807	20.445594	-5.26%	75,881
2014	19.728171	21.580807	9.39%	88,078
2013	14.783989	19.728171	33.44%	107,193
2012	12.612951	14.783989	17.21%	134,806
2011	13.801594	12.612951	-8.61%	156,744
1361

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.950840	35.857372	12.23%	17,922
2019	26.622941	31.950840	20.01%	18,154
2018	28.570867	26.622941	-6.82%	18,817
2017	24.511105	28.570867	16.56%	21,180
2016	25.526333	24.511105	-3.98%	26,402
2015	28.260758	25.526333	-9.68%	40,027
2014	30.270409	28.260758	-6.64%	48,838
2013	24.546613	30.270409	23.32%	65,730
2012	20.900660	24.546613	17.44%	101,028
2011	22.854476	20.900660	-8.55%	135,596
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.773568	27.860206	12.46%	22,226
2019	20.589369	24.773568	20.32%	28,094
2018	21.593656	20.589369	-4.65%	25,498
2017	19.673725	21.593656	9.76%	28,319
2016	19.565397	19.673725	0.55%	30,413
2015	19.918062	19.565397	-1.77%	34,540
2014	18.787972	19.918062	6.01%	33,743
2013	15.412023	18.787972	21.90%	36,437
2012	13.995530	15.412023	10.12%	45,377
2011	13.745560	13.995530	1.82%	52,854
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	25.931513	31.054195	19.75%	20,758
2019	20.072325	25.931513	29.19%	32,065
2018	21.331595	20.072325	-5.90%	42,679
2017	17.924546	21.331595	19.01%	45,758
2016	17.532155	17.924546	2.24%	56,431
2015	17.914440	17.532155	-2.13%	63,436
2014	16.573946	17.914440	8.09%	74,734
2013	12.596607	16.573946	31.57%	96,747
2012	10.777496	12.596607	16.88%	126,802
2011	10.756905	10.777496	0.19%	151,529
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	17.333586	18.955473	9.36%	19,167
2019	15.679251	17.333586	10.55%	31,854
2018	16.219900	15.679251	-3.33%	30,524
2017	15.822673	16.219900	2.51%	32,833
2016	15.432334	15.822673	2.53%	38,171
2015	15.628036	15.432334	-1.25%	36,344
2014	15.198793	15.628036	2.82%	39,942
2013	15.751679	15.198793	-3.51%	48,983
2012	15.110604	15.751679	4.24%	87,523
2011	14.288186	15.110604	5.76%	90,814
1362

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.997631	4.355882	-37.75%	51
2019	6.861930	6.997631	1.98%	53
2018	10.572854	6.861930	-35.10%	95
2017	12.280788	10.572854	-13.91%	1,069
2016	9.261143	12.280788	32.61%	2,373
2015	12.070428	9.261143	-23.27%	3,495
2014	13.694481	12.070428	-11.86%	6,547
2013	10.876792	13.694481	25.91%	7,274
2012	10.887452	10.876792	-0.10%	5,756
2011	12.150640	10.887452	-10.40%	6,067
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.275412	12.018039	6.59%	8,023
2019	10.456351	11.275412	7.83%	8,023
2018	10.629877	10.456351	-1.63%	8,023
2017	10.344368	10.629877	2.76%	8,023
2016	9.806123	10.344368	5.49%	8,023
2015	10.221787	9.806123	-4.07%	8,023
2014	10.353117	10.221787	-1.27%	8,023
2013	10.325349	10.353117	0.27%	4,021
2012	9.846420	10.325349	4.86%	4,564
2011*	10.000000	9.846420	-1.54%	3,013
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.737984	24.130427	1.65%	655
2019	19.559378	23.737984	21.36%	2,213
2018	22.473357	19.559378	-12.97%	4,233
2017	19.732420	22.473357	13.89%	5,909
2016	18.720089	19.732420	5.41%	8,450
2015	19.394194	18.720089	-3.48%	8,553
2014	17.916651	19.394194	8.25%	10,756
2013	14.026468	17.916651	27.73%	14,180
2012	12.576143	14.026468	11.53%	18,717
2011	13.388716	12.576143	-6.07%	23,563
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.468327	23.134416	18.83%	7,365
2019	15.687037	19.468327	24.10%	7,525
2018	16.984202	15.687037	-7.64%	7,694
2017	13.839460	16.984202	22.72%	7,991
2016	14.482624	13.839460	-4.44%	9,112
2015	14.213337	14.482624	1.89%	19,976
2014	14.286017	14.213337	-0.51%	19,903
2013	12.158521	14.286017	17.50%	21,436
2012	10.451139	12.158521	16.34%	27,122
2011	11.442428	10.451139	-8.66%	29,055
1363

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.712120	9.607131	-1.08%	3,485
2019	9.677767	9.712120	0.35%	13,623
2018	9.673500	9.677767	0.04%	12,958
2017	9.758269	9.673500	-0.87%	18,901
2016	9.888748	9.758269	-1.32%	18,998
2015	10.032240	9.888748	-1.43%	6,219
2014	10.177804	10.032240	-1.43%	25,221
2013	10.325483	10.177804	-1.43%	27,513
2012	10.475726	10.325483	-1.43%	11,838
2011	10.627308	10.475726	-1.43%	37,323
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	30.321299	39.010285	28.66%	36,147
2019	22.525939	30.321299	34.61%	50,808
2018	22.348937	22.525939	0.79%	54,968
2017	17.532728	22.348937	27.47%	61,199
2016	17.574818	17.532728	-0.24%	74,661
2015	16.640486	17.574818	5.61%	82,044
2014	15.101619	16.640486	10.19%	93,434
2013	11.229559	15.101619	34.48%	128,462
2012	10.107079	11.229559	11.11%	166,465
2011	10.042237	10.107079	0.65%	221,103
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.409161	30.729736	4.49%	14,007
2019	26.837953	29.409161	9.58%	18,378
2018	27.823444	26.837953	-3.54%	19,983
2017	26.464240	27.823444	5.14%	24,668
2016	23.111513	26.464240	14.51%	26,219
2015	25.083245	23.111513	-7.86%	28,347
2014	24.976564	25.083245	0.43%	30,365
2013	22.935881	24.976564	8.90%	35,423
2012	19.617255	22.935881	16.92%	39,889
2011	18.910527	19.617255	3.74%	48,217
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.323949	21.468657	5.63%	0
2019	17.374754	20.323949	16.97%	3,824
2018	21.453406	17.374754	-19.01%	3,947
2017	17.675253	21.453406	21.38%	3,954
2016	17.742401	17.675253	-0.38%	5,024
2015	18.173852	17.742401	-2.37%	3,495
2014	18.178886	18.173852	-0.03%	3,209
2013	14.767325	18.178886	23.10%	3,223
2012	13.222863	14.767325	11.68%	3,263
2011	15.580528	13.222863	-15.13%	4,846
1364

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.234058	10.503085	2.63%	1,173
2019	9.963295	10.234058	2.72%	3,656
2018	10.032371	9.963295	-0.69%	613
2017	10.038831	10.032371	-0.06%	2,956
2016	9.992215	10.038831	0.47%	3,229
2015	10.051594	9.992215	-0.59%	759
2014	10.101008	10.051594	-0.49%	813
2013	10.305056	10.101008	-1.98%	17,670
2012	10.115957	10.305056	1.87%	1,399
2011*	10.000000	10.115957	1.16%	1,184
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.446740	56.456317	46.84%	1,535
2019	28.281930	38.446740	35.94%	3,726
2018	28.717162	28.281930	-1.52%	6,727
2017	22.962421	28.717162	25.06%	6,770
2016	21.956563	22.962421	4.58%	8,056
2015	23.646416	21.956563	-7.15%	6,713
2014	22.243862	23.646416	6.31%	8,190
2013	17.370636	22.243862	28.05%	8,611
2012	15.522004	17.370636	11.91%	11,986
2011	15.838607	15.522004	-2.00%	10,612
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.785938	7.620289	-13.27%	2,289
2019	8.144996	8.785938	7.87%	3,451
2018	10.766921	8.144996	-24.35%	3,830
2017	10.609922	10.766921	1.48%	5,150
2016	8.695233	10.609922	22.02%	7,465
2015	11.369552	8.695233	-23.52%	9,275
2014	13.266454	11.369552	-14.30%	11,031
2013	12.487431	13.266454	6.24%	13,008
2012	12.437288	12.487431	0.40%	17,452
2011	16.065455	12.437288	-22.58%	31,733
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	45.028417	60.068308	33.40%	4,913
2019	30.565610	45.028417	47.32%	10,157
2018	32.731488	30.565610	-6.62%	11,145
2017	25.138048	32.731488	30.21%	11,878
2016	25.119519	25.138048	0.07%	15,699
2015	26.244884	25.119519	-4.29%	18,766
2014	25.877875	26.244884	1.42%	22,721
2013	16.790665	25.877875	54.12%	22,524
2012	13.328794	16.790665	25.97%	25,771
2011	14.352317	13.328794	-7.13%	31,290
1365

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.895478	25.676034	-4.53%	74
2019	21.933266	26.895478	22.62%	77
2018	23.571424	21.933266	-6.95%	80
2017	22.694818	23.571424	3.86%	83
2016	22.085557	22.694818	2.76%	133
2015	21.387408	22.085557	3.26%	632
2014	16.672403	21.387408	28.28%	372
2013	16.728664	16.672403	-0.34%	484
2012	14.420424	16.728664	16.01%	589
2011	13.934228	14.420424	3.49%	684
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.900468	30.482136	5.47%	428
2019	23.587478	28.900468	22.52%	529
2018	26.740970	23.587478	-11.79%	505
2017	23.858432	26.740970	12.08%	1,367
2016	18.783927	23.858432	27.02%	1,472
2015	20.187891	18.783927	-6.95%	2,130
2014	19.136451	20.187891	5.49%	4,738
2013	14.542065	19.136451	31.59%	4,988
2012	12.438778	14.542065	16.91%	4,421
2011	14.472308	12.438778	-14.05%	7,039
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	27.006199	36.639048	35.67%	1,593
2019	22.212718	27.006199	21.58%	6,622
2018	23.508679	22.212718	-5.51%	9,478
2017	19.374621	23.508679	21.34%	9,474
2016	19.102087	19.374621	1.43%	11,953
2015	19.025002	19.102087	0.41%	13,378
2014	19.002043	19.025002	0.12%	16,841
2013	13.449633	19.002043	41.28%	16,819
2012	12.977747	13.449633	3.64%	20,616
2011	14.730215	12.977747	-11.90%	19,720
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	28.046403	28.188165	0.51%	11,268
2019	22.527677	28.046403	24.50%	11,799
2018	24.644357	22.527677	-8.59%	14,589
2017	22.228545	24.644357	10.87%	14,523
2016	20.293980	22.228545	9.53%	18,139
2015	21.431654	20.293980	-5.31%	20,669
2014	19.601767	21.431654	9.34%	28,209
2013	14.696713	19.601767	33.38%	43,694
2012	12.544862	14.696713	17.15%	60,447
2011	13.734047	12.544862	-8.66%	76,007
1366

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.642955	35.493827	12.17%	9,368
2019	26.379774	31.642955	19.95%	10,591
2018	28.324366	26.379774	-6.87%	10,521
2017	24.311928	28.324366	16.50%	11,894
2016	25.331730	24.311928	-4.03%	17,727
2015	28.059565	25.331730	-9.72%	28,958
2014	30.070173	28.059565	-6.69%	33,086
2013	24.396615	30.070173	23.26%	35,484
2012	20.783511	24.396615	17.38%	39,161
2011	22.737900	20.783511	-8.60%	48,815
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.534951	27.577872	12.40%	4,699
2019	20.401395	24.534951	20.26%	5,541
2018	21.407439	20.401395	-4.70%	6,842
2017	19.513926	21.407439	9.70%	7,631
2016	19.416304	19.513926	0.50%	5,196
2015	19.776318	19.416304	-1.82%	7,294
2014	18.663740	19.776318	5.96%	6,299
2013	15.317873	18.663740	21.84%	6,725
2012	13.917116	15.317873	10.06%	8,794
2011	13.675472	13.917116	1.77%	11,365
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	25.681636	30.739357	19.69%	24,870
2019	19.888995	25.681636	29.12%	27,531
2018	21.147560	19.888995	-5.95%	30,014
2017	17.778907	21.147560	18.95%	32,159
2016	17.398511	17.778907	2.19%	33,387
2015	17.786902	17.398511	-2.18%	59,324
2014	16.464305	17.786902	8.03%	62,180
2013	12.519625	16.464305	31.51%	64,692
2012	10.717085	12.519625	16.82%	68,302
2011	10.702011	10.717085	0.14%	98,836
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	17.166499	18.763230	9.30%	12,599
2019	15.535990	17.166499	10.50%	12,877
2018	16.079915	15.535990	-3.38%	13,344
2017	15.694054	16.079915	2.46%	16,267
2016	15.314646	15.694054	2.48%	17,526
2015	15.516722	15.314646	-1.30%	55,151
2014	15.098201	15.516722	2.77%	64,607
2013	15.655361	15.098201	-3.56%	69,460
2012	15.025856	15.655361	4.19%	69,458
2011	14.215248	15.025856	5.70%	43,698
1367

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.949213	4.323541	-37.78%	0
2019	6.817918	6.949213	1.93%	0
2018	10.510415	6.817918	-35.13%	0
2017	12.214456	10.510415	-13.95%	0
2016	9.215791	12.214456	32.54%	0
2015	12.017428	9.215791	-23.31%	0
2014	13.641281	12.017428	-11.90%	506
2013	10.840037	13.641281	25.84%	506
2012	10.856184	10.840037	-0.15%	506
2011	12.121889	10.856184	-10.44%	506
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.225951	11.959248	6.53%	0
2019	10.415762	11.225951	7.78%	408
2018	10.594018	10.415762	-1.68%	903
2017	10.314690	10.594018	2.71%	929
2016	9.782928	10.314690	5.44%	545
2015	10.202796	9.782928	-4.12%	15,702
2014	10.339128	10.202796	-1.32%	15,730
2013	10.316621	10.339128	0.22%	15,757
2012	9.843111	10.316621	4.81%	15,781
2011*	10.000000	9.843111	-1.57%	675
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.550010	23.927173	1.60%	2,810
2019	19.414348	23.550010	21.30%	2,776
2018	22.318114	19.414348	-13.01%	3,282
2017	19.606033	22.318114	13.83%	3,992
2016	18.609609	19.606033	5.35%	4,002
2015	19.289530	18.609609	-3.52%	4,078
2014	17.829013	19.289530	8.19%	4,152
2013	13.964936	17.829013	27.67%	4,279
2012	12.527339	13.964936	11.48%	3,356
2011	13.343524	12.527339	-6.12%	7,813
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.280826	22.899988	18.77%	5,210
2019	15.543845	19.280826	24.04%	5,047
2018	16.837756	15.543845	-7.68%	5,765
2017	13.727066	16.837756	22.66%	6,773
2016	14.372281	13.727066	-4.49%	7,073
2015	14.112195	14.372281	1.84%	17,666
2014	14.191551	14.112195	-0.56%	17,889
2013	12.084250	14.191551	17.44%	19,670
2012	10.392587	12.084250	16.28%	20,358
2011	11.384104	10.392587	-8.71%	65,546
1368

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.618522	9.509726	-1.13%	400
2019	9.589363	9.618522	0.30%	5,206
2018	9.590034	9.589363	-0.01%	5,221
2017	9.678974	9.590034	-0.92%	6,744
2016	9.813357	9.678974	-1.37%	6,770
2015	9.960803	9.813357	-1.48%	6,791
2014	10.110462	9.960803	-1.48%	7,068
2013	10.262376	10.110462	-1.48%	7,936
2012	10.417000	10.262376	-1.48%	6,756
2011	10.573080	10.417000	-1.48%	34,507
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	30.029164	38.614849	28.59%	25,592
2019	22.320229	30.029164	34.54%	30,616
2018	22.156161	22.320229	0.74%	32,596
2017	17.390286	22.156161	27.41%	39,138
2016	17.440859	17.390286	-0.29%	40,987
2015	16.522034	17.440859	5.56%	66,622
2014	15.001724	16.522034	10.13%	73,012
2013	11.160934	15.001724	34.41%	76,548
2012	10.050414	11.160934	11.05%	83,514
2011	9.990997	10.050414	0.59%	133,403
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	29.125791	30.418195	4.44%	13,289
2019	26.592844	29.125791	9.52%	14,545
2018	27.583416	26.592844	-3.59%	15,097
2017	26.249213	27.583416	5.08%	15,746
2016	22.935318	26.249213	14.45%	14,546
2015	24.904659	22.935318	-7.91%	24,926
2014	24.811322	24.904659	0.38%	27,802
2013	22.795703	24.811322	8.84%	28,677
2012	19.507277	22.795703	16.86%	29,248
2011	18.814028	19.507277	3.68%	25,185
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.163056	21.287885	5.58%	4,754
2019	17.245957	20.163056	16.91%	4,743
2018	21.305245	17.245957	-19.05%	4,808
2017	17.562053	21.305245	21.31%	4,795
2016	17.637694	17.562053	-0.43%	4,838
2015	18.075772	17.637694	-2.42%	11,948
2014	18.089964	18.075772	-0.08%	11,934
2013	14.702544	18.089964	23.04%	12,790
2012	13.171560	14.702544	11.62%	12,799
2011	15.527959	13.171560	-15.18%	5,483
1369

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.189183	10.451723	2.58%	0
2019	9.924642	10.189183	2.67%	0
2018	9.998546	9.924642	-0.74%	1,292
2017	10.010048	9.998546	-0.11%	1,361
2016	9.968602	10.010048	0.42%	1,221
2015	10.032926	9.968602	-0.64%	1,280
2014	10.087359	10.032926	-0.54%	1,342
2013	10.296350	10.087359	-2.03%	1,402
2012	10.112554	10.296350	1.82%	0
2011*	10.000000	10.112554	1.13%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	38.163274	56.011662	46.77%	2,813
2019	28.087639	38.163274	35.87%	2,911
2018	28.534447	28.087639	-1.57%	3,389
2017	22.827858	28.534447	25.00%	3,823
2016	21.838948	22.827858	4.53%	2,789
2015	23.531700	21.838948	-7.19%	8,705
2014	22.147186	23.531700	6.25%	9,773
2013	17.303914	22.147186	27.99%	9,707
2012	15.470246	17.303914	11.85%	10,857
2011	15.793798	15.470246	-2.05%	5,288
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.721076	7.560194	-13.31%	3,776
2019	8.088974	8.721076	7.81%	3,321
2018	10.698342	8.088974	-24.39%	2,959
2017	10.547688	10.698342	1.43%	2,964
2016	8.648612	10.547688	21.96%	4,347
2015	11.314338	8.648612	-23.56%	11,625
2014	13.208740	11.314338	-14.34%	12,009
2013	12.439432	13.208740	6.18%	12,140
2012	12.395779	12.439432	0.35%	11,796
2011	16.019968	12.395779	-22.62%	6,157
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	44.594489	59.459299	33.33%	10,831
2019	30.286411	44.594489	47.24%	11,412
2018	32.449072	30.286411	-6.66%	12,331
2017	24.933757	32.449072	30.14%	12,690
2016	24.927989	24.933757	0.02%	12,415
2015	26.058004	24.927989	-4.34%	14,311
2014	25.706645	26.058004	1.37%	14,549
2013	16.688020	25.706645	54.04%	16,879
2012	13.254050	16.688020	25.91%	17,844
2011	14.279070	13.254050	-7.18%	33,795
1370

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.685936	25.463051	-4.58%	555
2019	21.773434	26.685936	22.56%	496
2018	23.411610	21.773434	-7.00%	515
2017	22.552363	23.411610	3.81%	515
2016	21.958015	22.552363	2.71%	516
2015	21.274697	21.958015	3.21%	568
2014	16.592943	21.274697	28.22%	629
2013	16.657383	16.592943	-0.39%	684
2012	14.366281	16.657383	15.95%	655
2011	13.888934	14.366281	3.44%	4,034
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.671670	30.225469	5.42%	1,196
2019	23.412617	28.671670	22.46%	1,187
2018	26.556290	23.412617	-11.84%	1,182
2017	23.705657	26.556290	12.03%	1,181
2016	18.673084	23.705657	26.95%	1,178
2015	20.078955	18.673084	-7.00%	1,216
2014	19.042853	20.078955	5.44%	1,215
2013	14.478279	19.042853	31.53%	1,210
2012	12.390514	14.478279	16.85%	1,226
2011	14.423459	12.390514	-14.09%	1,985
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	26.745959	36.267586	35.60%	8,825
2019	22.009827	26.745959	21.52%	9,854
2018	23.305844	22.009827	-5.56%	10,571
2017	19.217164	23.305844	21.28%	11,034
2016	18.956422	19.217164	1.38%	11,158
2015	18.889513	18.956422	0.35%	17,652
2014	18.876294	18.889513	0.07%	18,244
2013	13.367405	18.876294	41.21%	19,692
2012	12.904972	13.367405	3.58%	20,512
2011	14.655031	12.904972	-11.94%	48,562
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	27.781986	27.908247	0.45%	10,303
2019	22.326609	27.781986	24.43%	9,954
2018	24.436854	22.326609	-8.64%	12,631
2017	22.052536	24.436854	10.81%	14,085
2016	20.143489	22.052536	9.48%	15,147
2015	21.283520	20.143489	-5.36%	34,695
2014	19.476159	21.283520	9.28%	35,868
2013	14.609939	19.476159	33.31%	38,326
2012	12.477137	14.609939	17.09%	39,781
2011	13.666821	12.477137	-8.70%	33,332
1371

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.337886	35.133797	12.11%	31,920
2019	26.138714	31.337886	19.89%	40,118
2018	28.079874	26.138714	-6.91%	47,978
2017	24.114262	28.079874	16.45%	54,053
2016	25.138489	24.114262	-4.07%	64,033
2015	27.859664	25.138489	-9.77%	86,462
2014	29.871123	27.859664	-6.73%	92,509
2013	24.247409	29.871123	23.19%	121,102
2012	20.666910	24.247409	17.32%	150,462
2011	22.621790	20.666910	-8.64%	247,158
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.298348	27.298058	12.35%	11,790
2019	20.214923	24.298348	20.20%	13,824
2018	21.222615	20.214923	-4.75%	23,017
2017	19.355246	21.222615	9.65%	31,070
2016	19.268169	19.355246	0.45%	35,879
2015	19.635402	19.268169	-1.87%	42,760
2014	18.540170	19.635402	5.91%	41,856
2013	15.224179	18.540170	21.78%	54,645
2012	13.839018	15.224179	10.01%	63,127
2011	13.605616	13.839018	1.72%	62,110
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	25.433889	30.427366	19.63%	46,399
2019	19.707133	25.433889	29.06%	59,902
2018	20.964893	19.707133	-6.00%	71,475
2017	17.634259	20.964893	18.89%	78,541
2016	17.265696	17.634259	2.13%	85,768
2015	17.660098	17.265696	-2.23%	105,727
2014	16.355233	17.660098	7.98%	111,354
2013	12.442990	16.355233	31.44%	139,708
2012	10.656901	12.442990	16.76%	159,619
2011	10.647320	10.656901	0.09%	244,948
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	17.001021	18.572928	9.25%	29,821
2019	15.394052	17.001021	10.44%	29,574
2018	15.941139	15.394052	-3.43%	35,275
2017	15.566481	15.941139	2.41%	41,024
2016	15.197840	15.566481	2.43%	46,793
2015	15.406194	15.197840	-1.35%	52,714
2014	14.998262	15.406194	2.72%	55,302
2013	15.559633	14.998262	-3.61%	68,808
2012	14.941590	15.559633	4.14%	109,157
2011	14.142680	14.941590	5.65%	133,252
1372

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.901124	4.291435	-37.82%	9,035
2019	6.774172	6.901124	1.87%	9,035
2018	10.448319	6.774172	-35.16%	9,163
2017	12.148443	10.448319	-13.99%	11,031
2016	9.170620	12.148443	32.47%	12,089
2015	11.964611	9.170620	-23.35%	14,100
2014	13.588234	11.964611	-11.95%	14,562
2013	10.803363	13.588234	25.78%	23,020
2012	10.824965	10.803363	-0.20%	26,587
2011	12.093154	10.824965	-10.49%	34,131
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.176675	11.900713	6.48%	418
2019	10.375299	11.176675	7.72%	416
2018	10.558256	10.375299	-1.73%	421
2017	10.285079	10.558256	2.66%	5,807
2016	9.759788	10.285079	5.38%	5,983
2015	10.183830	9.759788	-4.16%	10,062
2014	10.325141	10.183830	-1.37%	10,376
2013	10.307905	10.325141	0.17%	12,204
2012	9.839798	10.307905	4.76%	4,013
2011*	10.000000	9.839798	-1.60%	2,599
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.363517	23.725637	1.55%	2,443
2019	19.270374	23.363517	21.24%	4,869
2018	22.163935	19.270374	-13.06%	5,482
2017	19.480436	22.163935	13.78%	6,166
2016	18.499755	19.480436	5.30%	9,066
2015	19.185405	18.499755	-3.57%	10,585
2014	17.741776	19.185405	8.14%	12,843
2013	13.903662	17.741776	27.61%	24,117
2012	12.478724	13.903662	11.42%	24,371
2011	13.298475	12.478724	-6.16%	45,270
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	19.094910	22.667676	18.71%	14,406
2019	15.401778	19.094910	23.98%	17,529
2018	16.692392	15.401778	-7.73%	20,654
2017	13.615447	16.692392	22.60%	30,483
2016	14.262645	13.615447	-4.54%	36,017
2015	14.011661	14.262645	1.79%	35,111
2014	14.097610	14.011661	-0.61%	40,119
2013	12.010342	14.097610	17.38%	48,807
2012	10.334275	12.010342	16.22%	64,934
2011	11.325953	10.334275	-8.76%	79,600
1373

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.525790	9.413253	-1.18%	25,619
2019	9.501745	9.525790	0.25%	23,601
2018	9.507248	9.501745	-0.06%	9,951
2017	9.600279	9.507248	-0.97%	10,005
2016	9.738493	9.600279	-1.42%	10,387
2015	9.889841	9.738493	-1.53%	11,140
2014	10.043530	9.889841	-1.53%	13,829
2013	10.199619	10.043530	-1.53%	18,628
2012	10.358564	10.199619	-1.53%	34,450
2011	10.519093	10.358564	-1.53%	57,896
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	29.739571	38.223060	28.53%	68,867
2019	22.116207	29.739571	34.47%	77,331
2018	21.964852	22.116207	0.69%	79,559
2017	17.248858	21.964852	27.34%	89,552
2016	17.307780	17.248858	-0.34%	99,359
2015	16.404286	17.307780	5.51%	111,397
2014	14.902380	16.404286	10.08%	115,003
2013	11.092659	14.902380	34.34%	148,138
2012	9.994012	11.092659	10.99%	181,883
2011	9.939959	9.994012	0.54%	253,487
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.845107	30.109761	4.38%	16,779
2019	26.349940	28.845107	9.47%	16,759
2018	27.345419	26.349940	-3.64%	22,058
2017	26.035905	27.345419	5.03%	29,081
2016	22.760450	26.035905	14.39%	31,733
2015	24.727334	22.760450	-7.95%	49,382
2014	24.647173	24.727334	0.33%	52,403
2013	22.656384	24.647173	8.79%	51,624
2012	19.397924	22.656384	16.80%	83,082
2011	18.718039	19.397924	3.63%	87,465
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	20.003313	21.108510	5.53%	2,612
2019	17.118014	20.003313	16.86%	3,442
2018	21.158005	17.118014	-19.09%	7,960
2017	17.449524	21.158005	21.25%	9,103
2016	17.533552	17.449524	-0.48%	11,013
2015	17.978184	17.533552	-2.47%	12,374
2014	18.001439	17.978184	-0.13%	13,771
2013	14.638015	18.001439	22.98%	23,262
2012	13.120412	14.638015	11.57%	27,834
2011	15.475507	13.120412	-15.22%	38,737
1374

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.144429	10.400538	2.52%	14,928
2019	9.886062	10.144429	2.61%	14,894
2018	9.964759	9.886062	-0.79%	15,603
2017	9.981274	9.964759	-0.17%	19,172
2016	9.944984	9.981274	0.36%	20,091
2015	10.014251	9.944984	-0.69%	28,959
2014	10.073701	10.014251	-0.59%	32,358
2013	10.287642	10.073701	-2.08%	32,754
2012	10.109149	10.287642	1.77%	28,947
2011*	10.000000	10.109149	1.09%	1,974
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.881684	55.570198	46.69%	2,431
2019	27.894563	37.881684	35.80%	4,342
2018	28.352777	27.894563	-1.62%	4,739
2017	22.694004	28.352777	24.94%	7,579
2016	21.721890	22.694004	4.48%	9,134
2015	23.417464	21.721890	-7.24%	10,120
2014	22.050877	23.417464	6.20%	10,906
2013	17.237411	22.050877	27.92%	14,736
2012	15.418643	17.237411	11.80%	17,193
2011	15.749092	15.418643	-2.10%	23,175
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.656735	7.500596	-13.36%	15,388
2019	8.033367	8.656735	7.76%	15,474
2018	10.630219	8.033367	-24.43%	16,689
2017	10.485823	10.630219	1.38%	19,075
2016	8.602237	10.485823	21.90%	21,873
2015	11.259404	8.602237	-23.60%	27,179
2014	13.151303	11.259404	-14.39%	28,412
2013	12.391620	13.151303	6.13%	39,413
2012	12.354431	12.391620	0.30%	62,583
2011	15.974616	12.354431	-22.66%	116,415
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	44.164581	58.856224	33.27%	36,640
2019	30.009658	44.164581	47.17%	39,218
2018	32.168980	30.009658	-6.71%	41,888
2017	24.731040	32.168980	30.08%	49,762
2016	24.737850	24.731040	-0.03%	57,328
2015	25.872380	24.737850	-4.39%	67,453
2014	25.536493	25.872380	1.32%	69,090
2013	16.585968	25.536493	53.96%	81,204
2012	13.179698	16.585968	25.84%	95,693
2011	14.206166	13.179698	-7.23%	153,834
1375

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.477920	25.251737	-4.63%	3,254
2019	21.614672	26.477920	22.50%	4,494
2018	23.252769	21.614672	-7.04%	5,959
2017	22.410688	23.252769	3.76%	6,776
2016	21.831122	22.410688	2.65%	6,955
2015	21.162487	21.831122	3.16%	8,534
2014	16.513804	21.162487	28.15%	9,467
2013	16.586365	16.513804	-0.44%	16,824
2012	14.312311	16.586365	15.89%	13,459
2011	13.843765	14.312311	3.38%	28,747
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.444575	29.970855	5.37%	1,949
2019	23.238969	28.444575	22.40%	2,995
2018	26.372796	23.238969	-11.88%	3,196
2017	23.553788	26.372796	11.97%	4,230
2016	18.562847	23.553788	26.89%	4,943
2015	19.970554	18.562847	-7.05%	5,321
2014	18.949660	19.970554	5.39%	6,106
2013	14.414740	18.949660	31.46%	8,606
2012	12.342411	14.414740	16.79%	8,596
2011	14.374753	12.342411	-14.14%	9,072
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	26.487972	35.899542	35.53%	25,076
2019	21.808598	26.487972	21.46%	26,205
2018	23.104572	21.808598	-5.61%	26,554
2017	19.060853	23.104572	21.21%	31,056
2016	18.811751	19.060853	1.32%	35,586
2015	18.754864	18.811751	0.30%	41,573
2014	18.751269	18.754864	0.02%	45,558
2013	13.285604	18.751269	41.14%	60,614
2012	12.832527	13.285604	3.53%	75,724
2011	14.580154	12.832527	-11.99%	90,250
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	27.519949	27.630982	0.40%	18,459
2019	22.127258	27.519949	24.37%	19,708
2018	24.231043	22.127258	-8.68%	23,653
2017	21.877878	24.231043	10.76%	27,235
2016	19.994065	21.877878	9.42%	28,984
2015	21.136379	19.994065	-5.40%	35,760
2014	19.351335	21.136379	9.22%	37,665
2013	14.523673	19.351335	33.24%	40,251
2012	12.409781	14.523673	17.03%	48,485
2011	13.599937	12.409781	-8.75%	79,221
1376

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	31.035638	34.777275	12.06%	13,566
2019	25.899757	31.035638	19.83%	17,231
2018	27.837394	25.899757	-6.96%	23,339
2017	23.918137	27.837394	16.39%	26,246
2016	24.946678	23.918137	-4.12%	27,820
2015	27.661144	24.946678	-9.81%	39,003
2014	29.673349	27.661144	-6.78%	46,056
2013	24.099106	29.673349	23.13%	73,649
2012	20.550976	24.099106	17.27%	93,838
2011	22.506313	20.550976	-8.69%	114,897
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	24.063908	27.020952	12.29%	24,433
2019	20.030050	24.063908	20.14%	27,876
2018	21.039277	20.030050	-4.80%	32,401
2017	19.197775	21.039277	9.59%	34,483
2016	19.121097	19.197775	0.40%	33,498
2015	19.495438	19.121097	-1.92%	36,323
2014	18.417371	19.495438	5.85%	37,868
2013	15.131026	18.417371	21.72%	39,567
2012	13.761353	15.131026	9.95%	40,784
2011	13.536115	13.761353	1.66%	47,796
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	25.188535	30.118548	19.57%	27,086
2019	19.526940	25.188535	28.99%	35,463
2018	20.783814	19.526940	-6.05%	47,316
2017	17.490793	20.783814	18.83%	54,290
2016	17.133911	17.490793	2.08%	58,823
2015	17.534209	17.133911	-2.28%	62,241
2014	16.246892	17.534209	7.92%	64,179
2013	12.366853	16.246892	31.37%	94,178
2012	10.597085	12.366853	16.70%	121,915
2011	10.592928	10.597085	0.04%	150,500
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	16.837055	18.384464	9.19%	37,366
2019	15.253322	16.837055	10.38%	36,213
2018	15.803480	15.253322	-3.48%	41,135
2017	15.439885	15.803480	2.35%	46,167
2016	15.081881	15.439885	2.37%	50,449
2015	15.296409	15.081881	-1.40%	53,300
2014	14.898959	15.296409	2.67%	61,947
2013	15.464473	14.898959	-3.66%	74,145
2012	14.857764	15.464473	4.08%	127,306
2011	14.070461	14.857764	5.60%	125,862
1377

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.853326	4.259547	-37.85%	1,221
2019	6.730673	6.853326	1.82%	2,116
2018	10.386537	6.730673	-35.20%	2,421
2017	12.082734	10.386537	-14.04%	2,497
2016	9.125643	12.082734	32.40%	2,577
2015	11.911999	9.125643	-23.39%	3,191
2014	13.535373	11.911999	-11.99%	7,763
2013	10.766806	13.535373	25.71%	9,069
2012	10.793830	10.766806	-0.25%	8,787
2011	12.064496	10.793830	-10.53%	9,676
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.127602	11.842441	6.42%	472
2019	10.334992	11.127602	7.67%	894
2018	10.522613	10.334992	-1.78%	950
2017	10.255548	10.522613	2.60%	1,044
2016	9.736684	10.255548	5.33%	2,393
2015	10.164886	9.736684	-4.21%	442
2014	10.311178	10.164886	-1.42%	1,007
2013	10.299194	10.311178	0.12%	0
2012	9.836485	10.299194	4.70%	0
2011*	10.000000	9.836485	-1.64%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	23.178315	23.525617	1.50%	1,602
2019	19.127340	23.178315	21.18%	4,765
2018	22.010683	19.127340	-13.10%	7,997
2017	19.355547	22.010683	13.72%	9,350
2016	18.390466	19.355547	5.25%	9,859
2015	19.081758	18.390466	-3.62%	11,901
2014	17.654893	19.081758	8.08%	14,212
2013	13.842596	17.654893	27.54%	20,969
2012	12.430235	13.842596	11.36%	24,206
2011	13.253521	12.430235	-6.21%	34,463
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.910637	22.437521	18.65%	12,609
2019	15.260896	18.910637	23.92%	16,917
2018	16.548159	15.260896	-7.78%	17,545
2017	13.504630	16.548159	22.54%	18,417
2016	14.153718	13.504630	-4.59%	16,596
2015	13.911710	14.153718	1.74%	21,931
2014	14.004162	13.911710	-0.66%	19,411
2013	11.936794	14.004162	17.32%	23,534
2012	10.276212	11.936794	16.16%	26,643
2011	11.268051	10.276212	-8.80%	34,158
1378

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.433852	9.317669	-1.23%	31,433
2019	9.414824	9.433852	0.20%	7,065
2018	9.425102	9.414824	-0.11%	3,116
2017	9.522151	9.425102	-1.02%	11,927
2016	9.664149	9.522151	-1.47%	12,068
2015	9.819328	9.664149	-1.58%	5,146
2014	9.976994	9.819328	-1.58%	5,559
2013	10.137193	9.976994	-1.58%	17,247
2012	10.300417	10.137193	-1.58%	43,753
2011	10.465350	10.300417	-1.58%	84,095
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	29.452836	37.835317	28.46%	20,122
2019	21.914093	29.452836	34.40%	35,625
2018	21.775244	21.914093	0.64%	47,771
2017	17.108609	21.775244	27.28%	51,320
2016	17.175750	17.108609	-0.39%	54,655
2015	16.287433	17.175750	5.45%	66,690
2014	14.803744	16.287433	10.02%	76,614
2013	11.024827	14.803744	34.28%	113,413
2012	9.937968	11.024827	10.94%	136,160
2011	9.889232	9.937968	0.49%	162,369
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.566948	29.804258	4.33%	19,235
2019	26.109098	28.566948	9.41%	22,225
2018	27.109320	26.109098	-3.69%	23,683
2017	25.824187	27.109320	4.98%	27,224
2016	22.586805	25.824187	14.33%	34,924
2015	24.551151	22.586805	-8.00%	43,942
2014	24.483997	24.551151	0.27%	50,519
2013	22.517816	24.483997	8.73%	60,157
2012	19.289093	22.517816	16.74%	72,201
2011	18.622440	19.289093	3.58%	73,221
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.844847	20.930669	5.47%	3,288
2019	16.991038	19.844847	16.80%	3,658
2018	21.011804	16.991038	-19.14%	4,185
2017	17.337715	21.011804	21.19%	4,963
2016	17.430045	17.337715	-0.53%	2,797
2015	17.881128	17.430045	-2.52%	4,720
2014	17.913350	17.881128	-0.18%	4,968
2013	14.573787	17.913350	22.91%	5,969
2012	13.069500	14.573787	11.51%	6,152
2011	15.423283	13.069500	-15.26%	6,840
1379

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.099882	10.349611	2.47%	942
2019	9.847656	10.099882	2.56%	789
2018	9.931110	9.847656	-0.84%	842
2017	9.952617	9.931110	-0.22%	2,758
2016	9.921456	9.952617	0.31%	8,799
2015	9.995637	9.921456	-0.74%	2,872
2014	10.060089	9.995637	-0.64%	2,903
2013	10.278953	10.060089	-2.13%	2,434
2012	10.105751	10.278953	1.71%	6,656
2011*	10.000000	10.105751	1.06%	2,241
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.602034	55.131976	46.62%	3,045
2019	27.702697	37.602034	35.73%	7,616
2018	28.172159	27.702697	-1.67%	8,016
2017	22.560848	28.172159	24.87%	8,335
2016	21.605385	22.560848	4.42%	7,098
2015	23.303703	21.605385	-7.29%	6,789
2014	21.954894	23.303703	6.14%	6,980
2013	17.171084	21.954894	27.86%	10,139
2012	15.367136	17.171084	11.74%	12,541
2011	15.704438	15.367136	-2.15%	12,861
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.592785	7.441399	-13.40%	1,959
2019	7.978083	8.592785	7.70%	2,059
2018	10.562471	7.978083	-24.47%	2,182
2017	10.424275	10.562471	1.33%	2,537
2016	8.556069	10.424275	21.83%	2,785
2015	11.204678	8.556069	-23.64%	8,518
2014	13.094043	11.204678	-14.43%	9,075
2013	12.343940	13.094043	6.08%	13,731
2012	12.313161	12.343940	0.25%	22,123
2011	15.929340	12.313161	-22.70%	29,443
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	43.738373	58.258661	33.20%	19,118
2019	29.735147	43.738373	47.09%	23,383
2018	31.891013	29.735147	-6.76%	30,075
2017	24.529758	31.891013	30.01%	31,016
2016	24.548945	24.529758	-0.08%	37,449
2015	25.687864	24.548945	-4.43%	42,489
2014	25.367263	25.687864	1.26%	43,905
2013	16.484413	25.367263	53.89%	46,628
2012	13.105668	16.484413	25.78%	59,285
2011	14.133543	13.105668	-7.27%	72,197
1380

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.271384	25.042031	-4.68%	1,499
2019	21.456966	26.271384	22.44%	1,530
2018	23.094927	21.456966	-7.09%	1,671
2017	22.269833	23.094927	3.70%	2,110
2016	21.704888	22.269833	2.60%	2,042
2015	21.050810	21.704888	3.11%	2,205
2014	16.435000	21.050810	28.09%	2,683
2013	16.515598	16.435000	-0.49%	3,445
2012	14.258505	16.515598	15.83%	7,936
2011	13.798726	14.258505	3.33%	8,197
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	28.219159	29.718238	5.31%	1,526
2019	23.066518	28.219159	22.34%	1,730
2018	26.190477	23.066518	-11.93%	1,867
2017	23.402801	26.190477	11.91%	1,925
2016	18.453207	23.402801	26.82%	2,156
2015	19.862692	18.453207	-7.10%	4,260
2014	18.856895	19.862692	5.33%	4,531
2013	14.351459	18.856895	31.39%	5,003
2012	12.294484	14.351459	16.73%	7,389
2011	14.326202	12.294484	-14.18%	7,829
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	26.232322	35.535006	35.46%	11,050
2019	21.609089	26.232322	21.39%	15,721
2018	22.904912	21.609089	-5.66%	17,455
2017	18.905693	22.904912	21.15%	16,555
2016	18.668084	18.905693	1.27%	17,646
2015	18.621094	18.668084	0.25%	20,015
2014	18.626998	18.621094	-0.03%	22,608
2013	13.204249	18.626998	41.07%	27,216
2012	12.760455	13.204249	3.48%	36,924
2011	14.505625	12.760455	-12.03%	45,204
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	27.260133	27.356213	0.35%	16,960
2019	21.929490	27.260133	24.31%	18,848
2018	24.026755	21.929490	-8.73%	20,966
2017	21.704408	24.026755	10.70%	26,649
2016	19.845585	21.704408	9.37%	28,533
2015	20.990084	19.845585	-5.45%	29,578
2014	19.227168	20.990084	9.17%	32,555
2013	14.437807	19.227168	33.17%	55,511
2012	12.342686	14.437807	16.97%	68,180
2011	13.533274	12.342686	-8.80%	86,730
1381

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.736085	34.424113	12.00%	9,364
2019	25.662807	30.736085	19.77%	9,956
2018	27.596824	25.662807	-7.01%	10,739
2017	23.723446	27.596824	16.33%	11,003
2016	24.756157	23.723446	-4.17%	11,245
2015	27.463854	24.756157	-9.86%	19,327
2014	29.476705	27.463854	-6.83%	20,362
2013	23.951566	29.476705	23.07%	29,499
2012	20.435570	23.951566	17.21%	38,921
2011	22.391287	20.435570	-8.73%	49,639
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.831720	26.746643	12.23%	3,573
2019	19.846863	23.831720	20.08%	4,090
2018	20.857511	19.846863	-4.85%	4,528
2017	19.041542	20.857511	9.54%	5,025
2016	18.975104	19.041542	0.35%	6,412
2015	19.356422	18.975104	-1.97%	8,223
2014	18.295332	19.356422	5.80%	9,395
2013	15.038402	18.295332	21.66%	18,572
2012	13.684072	15.038402	9.90%	27,348
2011	13.466940	13.684072	1.61%	25,670
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	24.945331	29.812588	19.51%	8,674
2019	19.348230	24.945331	28.93%	10,349
2018	20.604144	19.348230	-6.10%	10,760
2017	17.348373	20.604144	18.77%	11,477
2016	17.003015	17.348373	2.03%	11,640
2015	17.409101	17.003015	-2.33%	17,824
2014	16.139186	17.409101	7.87%	20,988
2013	12.291107	16.139186	31.31%	44,034
2012	10.537554	12.291107	16.64%	55,130
2011	10.538765	10.537554	-0.01%	91,136
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	16.674553	18.197777	9.14%	8,450
2019	15.113779	16.674553	10.33%	9,850
2018	15.666914	15.113779	-3.53%	10,431
2017	15.314209	15.666914	2.30%	10,282
2016	14.966704	15.314209	2.32%	10,318
2015	15.187306	14.966704	-1.45%	16,763
2014	14.800213	15.187306	2.62%	40,335
2013	15.369790	14.800213	-3.71%	33,036
2012	14.774329	15.369790	4.03%	58,186
2011	13.998541	14.774329	5.54%	45,479
1382

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.805858	4.227879	-37.88%	562
2019	6.687444	6.805858	1.77%	562
2018	10.325104	6.687444	-35.23%	562
2017	12.017359	10.325104	-14.08%	562
2016	9.080880	12.017359	32.34%	562
2015	11.859608	9.080880	-23.43%	562
2014	13.482698	11.859608	-12.04%	856
2013	10.730355	13.482698	25.65%	729
2012	10.762772	10.730355	-0.30%	1,180
2011	12.035883	10.762772	-10.58%	1,180
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.078669	11.784376	6.37%	200
2019	10.294788	11.078669	7.61%	200
2018	10.487034	10.294788	-1.83%	200
2017	10.226064	10.487034	2.55%	200
2016	9.713626	10.226064	5.28%	200
2015	10.145957	9.713626	-4.26%	381
2014	10.297206	10.145957	-1.47%	644
2013	10.290468	10.297206	0.07%	683
2012	9.833166	10.290468	4.65%	1,421
2011*	10.000000	9.833166	-1.67%	1,075
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.994590	23.327288	1.45%	1,005
2019	18.985366	22.994590	21.12%	966
2018	21.858482	18.985366	-13.14%	961
2017	19.231444	21.858482	13.66%	944
2016	18.281816	19.231444	5.19%	952
2015	18.978663	18.281816	-3.67%	952
2014	17.568439	18.978663	8.03%	951
2013	13.781814	17.568439	27.48%	4,425
2012	12.381968	13.781814	11.31%	4,232
2011	13.208756	12.381968	-6.26%	6,789
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.728186	22.209758	18.59%	3,436
2019	15.121334	18.728186	23.85%	3,543
2018	16.405207	15.121334	-7.83%	3,762
2017	13.394758	16.405207	22.47%	3,954
2016	14.045691	13.394758	-4.63%	4,292
2015	13.812551	14.045691	1.69%	4,905
2014	13.911410	13.812551	-0.71%	7,022
2013	11.863754	13.911410	17.26%	7,564
2012	10.218542	11.863754	16.10%	10,378
2011	11.210506	10.218542	-8.85%	15,621
1383

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.342826	9.223076	-1.28%	662
2019	9.328716	9.342826	0.15%	685
2018	9.343662	9.328716	-0.16%	708
2017	9.444667	9.343662	-1.07%	2,750
2016	9.590364	9.444667	-1.52%	2,827
2015	9.749311	9.590364	-1.63%	832
2014	9.910884	9.749311	-1.63%	1,868
2013	10.075144	9.910884	-1.63%	3,861
2012	10.242588	10.075144	-1.63%	6,016
2011	10.411867	10.242588	-1.63%	8,079
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	29.168461	37.450973	28.40%	15,330
2019	21.713531	29.168461	34.33%	19,403
2018	21.586988	21.713531	0.59%	21,128
2017	16.969288	21.586988	27.21%	21,990
2016	17.044523	16.969288	-0.44%	29,273
2015	16.171206	17.044523	5.40%	38,949
2014	14.705572	16.171206	9.97%	42,290
2013	10.957286	14.705572	34.21%	68,467
2012	9.882107	10.957286	10.88%	101,006
2011	9.838635	9.882107	0.44%	139,564
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.291244	29.501628	4.28%	3,634
2019	25.870263	28.291244	9.36%	3,781
2018	26.875063	25.870263	-3.74%	3,960
2017	25.614016	26.875063	4.92%	3,868
2016	22.414337	25.614016	14.28%	3,842
2015	24.376083	22.414337	-8.05%	5,783
2014	24.321763	24.376083	0.22%	6,776
2013	22.379973	24.321763	8.68%	6,747
2012	19.180786	22.379973	16.68%	8,975
2011	18.527272	19.180786	3.53%	12,040
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.687424	20.754088	5.42%	523
2019	16.864815	19.687424	16.74%	511
2018	20.866392	16.864815	-19.18%	572
2017	17.226451	20.866392	21.13%	547
2016	17.326958	17.226451	-0.58%	554
2015	17.784421	17.326958	-2.57%	2,247
2014	17.825541	17.784421	-0.23%	2,735
2013	14.509716	17.825541	22.85%	2,676
2012	13.018679	14.509716	11.45%	3,456
2011	15.371122	13.018679	-15.30%	3,336
1384

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.055504	10.298896	2.42%	0
2019	9.809363	10.055504	2.51%	0
2018	9.897565	9.809363	-0.89%	0
2017	9.924037	9.897565	-0.27%	0
2016	9.897975	9.924037	0.26%	0
2015	9.977046	9.897975	-0.79%	0
2014	10.046472	9.977046	-0.69%	0
2013	10.270259	10.046472	-2.18%	0
2012	10.102344	10.270259	1.66%	0
2011*	10.000000	10.102344	1.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.324391	54.697118	46.55%	1,452
2019	27.512126	37.324391	35.67%	1,467
2018	27.992670	27.512126	-1.72%	1,564
2017	22.428463	27.992670	24.81%	1,585
2016	21.489488	22.428463	4.37%	1,604
2015	23.190489	21.489488	-7.33%	1,941
2014	21.859342	23.190489	6.09%	2,206
2013	17.105044	21.859342	27.79%	4,691
2012	15.315844	17.105044	11.68%	6,744
2011	15.659959	15.315844	-2.20%	9,872
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.529305	7.382667	-13.44%	1,802
2019	7.923160	8.529305	7.65%	1,993
2018	10.495119	7.923160	-24.51%	2,529
2017	10.363056	10.495119	1.27%	2,486
2016	8.510126	10.363056	21.77%	2,544
2015	11.150195	8.510126	-23.68%	3,219
2014	13.037011	11.150195	-14.47%	3,381
2013	12.296424	13.037011	6.02%	3,439
2012	12.272020	12.296424	0.20%	4,824
2011	15.884197	12.272020	-22.74%	6,180
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	43.316409	57.667342	33.13%	6,333
2019	29.463233	43.316409	47.02%	6,864
2018	31.615557	29.463233	-6.81%	7,874
2017	24.330193	31.615557	29.94%	8,025
2016	24.361569	24.330193	-0.13%	8,266
2015	25.504756	24.361569	-4.48%	9,091
2014	25.199249	25.504756	1.21%	9,251
2013	16.383544	25.199249	53.81%	10,570
2012	13.032105	16.383544	25.72%	12,472
2011	14.061341	13.032105	-7.32%	24,667
1385

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	26.066435	24.834020	-4.73%	1,509
2019	21.300397	26.066435	22.38%	1,509
2018	22.938144	21.300397	-7.14%	1,509
2017	22.129858	22.938144	3.65%	1,509
2016	21.579397	22.129858	2.55%	1,509
2015	20.939737	21.579397	3.05%	2,106
2014	16.356576	20.939737	28.02%	2,380
2013	16.445147	16.356576	-0.54%	2,459
2012	14.204912	16.445147	15.77%	2,495
2011	13.753831	14.204912	3.28%	2,549
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.995414	29.467629	5.26%	283
2019	22.895260	27.995414	22.28%	273
2018	26.009332	22.895260	-11.97%	270
2017	23.252721	26.009332	11.86%	273
2016	18.344150	23.252721	26.76%	273
2015	19.755360	18.344150	-7.14%	961
2014	18.764525	19.755360	5.28%	1,774
2013	14.288400	18.764525	31.33%	1,829
2012	12.246698	14.288400	16.67%	2,233
2011	14.277765	12.246698	-14.23%	2,263
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.979077	35.174076	35.39%	5,586
2019	21.411357	25.979077	21.33%	6,554
2018	22.706933	21.411357	-5.71%	6,683
2017	18.751772	22.706933	21.09%	6,737
2016	18.525490	18.751772	1.22%	6,817
2015	18.488255	18.525490	0.20%	8,073
2014	18.503512	18.488255	-0.08%	8,823
2013	13.123376	18.503512	41.00%	9,977
2012	12.688759	13.123376	3.43%	14,359
2011	14.431454	12.688759	-12.08%	27,212
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	27.002663	27.084062	0.30%	8,060
2019	21.733408	27.002663	24.24%	9,023
2018	23.824095	21.733408	-8.78%	9,401
2017	21.532247	23.824095	10.64%	9,873
2016	19.698153	21.532247	9.31%	10,168
2015	20.844751	19.698153	-5.50%	13,756
2014	19.103748	20.844751	9.11%	15,537
2013	14.352411	19.103748	33.10%	23,672
2012	12.275938	14.352411	16.91%	33,196
2011	13.466916	12.275938	-8.84%	50,154
1386

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.439316	34.074390	11.94%	1,603
2019	25.427958	30.439316	19.71%	1,468
2018	27.358270	25.427958	-7.06%	1,401
2017	23.530299	27.358270	16.27%	1,354
2016	24.567069	23.530299	-4.22%	1,906
2015	27.267962	24.567069	-9.91%	2,795
2014	29.281351	27.267962	-6.88%	4,021
2013	23.804924	29.281351	23.01%	3,985
2012	20.320791	23.804924	17.15%	4,431
2011	22.276829	20.320791	-8.78%	8,176
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.601595	26.474908	12.17%	511
2019	19.665206	23.601595	20.02%	623
2018	20.677173	19.665206	-4.89%	742
2017	18.886485	20.677173	9.48%	867
2016	18.830125	18.886485	0.30%	1,040
2015	19.218297	18.830125	-2.02%	1,271
2014	18.174015	19.218297	5.75%	1,521
2013	14.946277	18.174015	21.60%	1,743
2012	13.607189	14.946277	9.84%	1,994
2011	13.398066	13.607189	1.56%	2,956
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	24.704500	29.509762	19.45%	225
2019	19.171184	24.704500	28.86%	225
2018	20.426046	19.171184	-6.14%	225
2017	17.207137	20.426046	18.71%	225
2016	16.873147	17.207137	1.98%	2,499
2015	17.284928	16.873147	-2.38%	2,503
2014	16.032211	17.284928	7.81%	2,551
2013	12.215844	16.032211	31.24%	2,673
2012	10.478367	12.215844	16.58%	2,604
2011	10.484885	10.478367	-0.06%	1,018
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	16.513556	18.012912	9.08%	2,631
2019	14.975468	16.513556	10.27%	2,773
2018	15.531483	14.975468	-3.58%	2,923
2017	15.189532	15.531483	2.25%	3,081
2016	14.852388	15.189532	2.27%	7,943
2015	15.078982	14.852388	-1.50%	6,776
2014	14.702117	15.078982	2.56%	6,765
2013	15.275686	14.702117	-3.75%	6,534
2012	14.691356	15.275686	3.98%	6,511
2011	13.926979	14.691356	5.49%	4,226
1387

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.758677	4.196423	-37.91%	0
2019	6.644462	6.758677	1.72%	0
2018	10.264003	6.644462	-35.26%	0
2017	11.952298	10.264003	-14.13%	0
2016	9.036295	11.952298	32.27%	161
2015	11.807397	9.036295	-23.47%	172
2014	13.430179	11.807397	-12.08%	145
2013	10.693989	13.430179	25.59%	129
2012	10.731773	10.693989	-0.35%	135
2011	12.007318	10.731773	-10.62%	122
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	11.029976	11.726630	6.32%	0
2019	10.254737	11.029976	7.56%	0
2018	10.451579	10.254737	-1.88%	0
2017	10.196650	10.451579	2.50%	0
2016	9.690596	10.196650	5.22%	1,894
2015	10.127062	9.690596	-4.31%	1,894
2014	10.283264	10.127062	-1.52%	1,894
2013	10.281762	10.283264	0.01%	1,894
2012	9.829856	10.281762	4.60%	1,894
2011*	10.000000	9.829856	-1.70%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.812185	23.130457	1.40%	1,465
2019	18.844336	22.812185	21.06%	1,559
2018	21.707209	18.844336	-13.19%	1,660
2017	19.108025	21.707209	13.60%	1,766
2016	18.173701	19.108025	5.14%	1,912
2015	18.876027	18.173701	-3.72%	1,123
2014	17.482319	18.876027	7.97%	1,123
2013	13.721231	17.482319	27.41%	1,123
2012	12.333812	13.721231	11.25%	1,220
2011	13.164071	12.333812	-6.31%	2,522
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.547289	21.984042	18.53%	16
2019	14.982890	18.547289	23.79%	16
2018	16.263335	14.982890	-7.87%	16
2017	13.285650	16.263335	22.41%	16
2016	13.938347	13.285650	-4.68%	1,394
2015	13.713964	13.938347	1.64%	2,255
2014	13.819157	13.713964	-0.76%	2,423
2013	11.791059	13.819157	17.20%	2,582
2012	10.161106	11.791059	16.04%	3,029
2011	11.153154	10.161106	-8.89%	2,859
1388

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.252634	9.129401	-1.33%	0
2019	9.243358	9.252634	0.10%	0
2018	9.262911	9.243358	-0.21%	0
2017	9.367776	9.262911	-1.12%	0
2016	9.517112	9.367776	-1.57%	0
2015	9.679760	9.517112	-1.68%	0
2014	9.845186	9.679760	-1.68%	276
2013	10.013443	9.845186	-1.68%	276
2012	10.185049	10.013443	-1.68%	3,936
2011	10.358628	10.185049	-1.68%	3,967
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	28.886646	37.070295	28.33%	2,616
2019	21.514679	28.886646	34.26%	2,739
2018	21.400239	21.514679	0.53%	2,890
2017	16.831020	21.400239	27.15%	3,044
2016	16.914214	16.831020	-0.49%	5,749
2015	16.055739	16.914214	5.35%	6,740
2014	14.608002	16.055739	9.91%	7,288
2013	10.890108	14.608002	34.14%	7,775
2012	9.826532	10.890108	10.82%	7,977
2011	9.788265	9.826532	0.39%	6,883
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.018137	29.201983	4.23%	951
2019	25.633548	28.018137	9.30%	977
2018	26.642784	25.633548	-3.79%	1,006
2017	25.405506	26.642784	4.87%	1,035
2016	22.243143	25.405506	14.22%	1,801
2015	24.202213	22.243143	-8.09%	1,579
2014	24.160569	24.202213	0.17%	1,579
2013	22.242962	24.160569	8.62%	1,579
2012	19.073074	22.242962	16.62%	1,579
2011	18.432572	19.073074	3.47%	2,153
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.531274	20.579001	5.36%	0
2019	16.739558	19.531274	16.68%	0
2018	20.722021	16.739558	-19.22%	0
2017	17.115936	20.722021	21.07%	0
2016	17.224529	17.115936	-0.63%	860
2015	17.688281	17.224529	-2.62%	860
2014	17.738204	17.688281	-0.28%	860
2013	14.445957	17.738204	22.79%	860
2012	12.968072	14.445957	11.40%	860
2011	15.319156	12.968072	-15.35%	469
1389

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	10.011271	10.248379	2.37%	0
2019	9.771183	10.011271	2.46%	0
2018	9.864083	9.771183	-0.94%	0
2017	9.895481	9.864083	-0.32%	0
2016	9.874492	9.895481	0.21%	0
2015	9.958454	9.874492	-0.84%	0
2014	10.032853	9.958454	-0.74%	0
2013	10.261549	10.032853	-2.23%	0
2012	10.098934	10.261549	1.61%	0
2011*	10.000000	10.098934	0.99%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.048621	54.265440	46.47%	1,301
2019	27.322742	37.048621	35.60%	1,301
2018	27.814192	27.322742	-1.77%	1,301
2017	22.296757	27.814192	24.75%	1,301
2016	21.374137	22.296757	4.32%	2,026
2015	23.077743	21.374137	-7.38%	2,026
2014	21.764143	23.077743	6.04%	2,066
2013	17.039202	21.764143	27.73%	2,066
2012	15.264667	17.039202	11.63%	2,175
2011	15.615560	15.264667	-2.25%	1,989
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.466203	7.324325	-13.49%	740
2019	7.868542	8.466203	7.60%	740
2018	10.428109	7.868542	-24.54%	740
2017	10.302118	10.428109	1.22%	740
2016	8.464392	10.302118	21.71%	1,637
2015	11.095924	8.464392	-23.72%	1,637
2014	12.980153	11.095924	-14.52%	1,838
2013	12.249033	12.980153	5.97%	1,972
2012	12.230970	12.249033	0.15%	2,016
2011	15.839098	12.230970	-22.78%	1,708
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.897969	57.081264	33.06%	296
2019	29.193453	42.897969	46.94%	318
2018	31.342100	29.193453	-6.86%	355
2017	24.131976	31.342100	29.88%	343
2016	24.175350	24.131976	-0.18%	525
2015	25.322686	24.175350	-4.53%	524
2014	25.032085	25.322686	1.16%	640
2013	16.283129	25.032085	53.73%	632
2012	12.958832	16.283129	25.65%	583
2011	13.989390	12.958832	-7.37%	1,358
1390

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.862842	24.627523	-4.78%	0
2019	21.144781	25.862842	22.31%	0
2018	22.782215	21.144781	-7.19%	0
2017	21.990579	22.782215	3.60%	0
2016	21.454445	21.990579	2.50%	0
2015	20.829077	21.454445	3.00%	0
2014	16.278411	20.829077	27.96%	0
2013	16.374889	16.278411	-0.59%	0
2012	14.151433	16.374889	15.71%	0
2011	13.708993	14.151433	3.23%	400
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.773221	29.218874	5.21%	554
2019	22.725100	27.773221	22.21%	554
2018	25.829241	22.725100	-12.02%	554
2017	23.103428	25.829241	11.80%	554
2016	18.235624	23.103428	26.69%	554
2015	19.648471	18.235624	-7.19%	554
2014	18.672504	19.648471	5.23%	554
2013	14.225564	18.672504	31.26%	554
2012	12.199060	14.225564	16.61%	554
2011	14.229454	12.199060	-14.27%	1,126
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.728177	34.816679	35.33%	1,202
2019	21.215361	25.728177	21.27%	1,251
2018	22.510601	21.215361	-5.75%	1,191
2017	18.599079	22.510601	21.03%	1,195
2016	18.383945	18.599079	1.17%	1,265
2015	18.356328	18.383945	0.15%	1,278
2014	18.380837	18.356328	-0.13%	1,363
2013	13.042999	18.380837	40.92%	1,429
2012	12.617469	13.042999	3.37%	1,504
2011	14.357661	12.617469	-12.12%	2,211
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	26.747586	26.814583	0.25%	1,640
2019	21.539054	26.747586	24.18%	1,640
2018	23.623123	21.539054	-8.82%	1,640
2017	21.361429	23.623123	10.59%	1,640
2016	19.551795	21.361429	9.26%	3,637
2015	20.700389	19.551795	-5.55%	3,638
2014	18.981090	20.700389	9.06%	3,657
2013	14.267498	18.981090	33.04%	3,769
2012	12.209529	14.267498	16.86%	3,698
2011	13.400873	12.209529	-8.89%	2,685
1391

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.145251	33.728057	11.89%	656
2019	25.195108	30.145251	19.65%	670
2018	27.121614	25.195108	-7.10%	997
2017	23.338597	27.121614	16.21%	1,053
2016	24.379274	23.338597	-4.27%	1,611
2015	27.073296	24.379274	-9.95%	1,900
2014	29.087115	27.073296	-6.92%	1,964
2013	23.659040	29.087115	22.94%	2,179
2012	20.206565	23.659040	17.09%	2,355
2011	22.162871	20.206565	-8.83%	3,102
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.373566	26.205782	12.12%	987
2019	19.485120	23.373566	19.96%	1,001
2018	20.498310	19.485120	-4.94%	2,114
2017	18.732604	20.498310	9.43%	2,192
2016	18.686195	18.732604	0.25%	3,564
2015	19.081119	18.686195	-2.07%	3,723
2014	18.053475	19.081119	5.69%	3,882
2013	14.854692	18.053475	21.53%	3,984
2012	13.530699	14.854692	9.79%	4,030
2011	13.329507	13.530699	1.51%	4,418
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	24.465773	29.209738	19.39%	297
2019	18.995581	24.465773	28.80%	297
2018	20.249312	18.995581	-6.19%	1,486
2017	17.066903	20.249312	18.65%	1,486
2016	16.744129	17.066903	1.93%	1,486
2015	17.161495	16.744129	-2.43%	1,714
2014	15.925823	17.161495	7.76%	1,714
2013	12.140956	15.925823	31.17%	4,684
2012	10.419439	12.140956	16.52%	5,441
2011	10.431224	10.419439	-0.11%	6,447
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	16.354054	17.829857	9.02%	1,703
2019	14.838369	16.354054	10.21%	1,733
2018	15.397162	14.838369	-3.63%	2,664
2017	15.065809	15.397162	2.20%	2,814
2016	14.738887	15.065809	2.22%	6,757
2015	14.971368	14.738887	-1.55%	7,413
2014	14.604615	14.971368	2.51%	7,834
2013	15.182102	14.604615	-3.80%	7,753
2012	14.608796	15.182102	3.92%	7,849
2011	13.855740	14.608796	5.43%	8,299
1392

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.711781	4.165186	-37.94%	0
2019	6.601726	6.711781	1.67%	0
2018	10.203212	6.601726	-35.30%	0
2017	11.887543	10.203212	-14.17%	0
2016	8.991907	11.887543	32.20%	0
2015	11.755380	8.991907	-23.51%	0
2014	13.377836	11.755380	-12.13%	0
2013	10.657731	13.377836	25.52%	0
2012	10.700849	10.657731	-0.40%	0
2011	11.978810	10.700849	-10.67%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.981453	11.669099	6.26%	0
2019	10.214827	10.981453	7.51%	0
2018	10.416233	10.214827	-1.93%	0
2017	10.167326	10.416233	2.45%	0
2016	9.667619	10.167326	5.17%	0
2015	10.108190	9.667619	-4.36%	0
2014	10.269334	10.108190	-1.57%	0
2013	10.273054	10.269334	-0.04%	0
2012	9.826537	10.273054	4.54%	0
2011*	10.000000	9.826537	-1.73%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.631167	22.935240	1.34%	0
2019	18.704314	22.631167	20.99%	0
2018	21.556960	18.704314	-13.23%	0
2017	18.985394	21.556960	13.54%	0
2016	18.066236	18.985394	5.09%	0
2015	18.773960	18.066236	-3.77%	0
2014	17.396641	18.773960	7.92%	0
2013	13.660919	17.396641	27.35%	0
2012	12.285867	13.660919	11.19%	0
2011	13.119557	12.285867	-6.35%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.367993	21.760450	18.47%	0
2019	14.845609	18.367993	23.73%	0
2018	16.122582	14.845609	-7.92%	0
2017	13.177346	16.122582	22.35%	0
2016	13.831743	13.177346	-4.73%	0
2015	13.616013	13.831743	1.58%	0
2014	13.727436	13.616013	-0.81%	0
2013	11.718772	13.727436	17.14%	0
2012	10.103951	11.718772	15.98%	0
2011	11.096056	10.103951	-8.94%	0
1393

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.163239	9.036594	-1.38%	0
2019	9.158702	9.163239	0.05%	0
2018	9.182772	9.158702	-0.26%	0
2017	9.291449	9.182772	-1.17%	293
2016	9.444352	9.291449	-1.62%	293
2015	9.610656	9.444352	-1.73%	293
2014	9.779877	9.610656	-1.73%	293
2013	9.952077	9.779877	-1.73%	0
2012	10.127790	9.952077	-1.73%	0
2011	10.305626	10.127790	-1.73%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	28.607666	36.693628	28.27%	2,053
2019	21.317738	28.607666	34.20%	2,064
2018	21.215205	21.317738	0.48%	3,440
2017	16.693944	21.215205	27.08%	4,625
2016	16.784968	16.693944	-0.54%	7,353
2015	15.941147	16.784968	5.29%	7,964
2014	14.511125	15.941147	9.85%	8,272
2013	10.823385	14.511125	34.07%	7,322
2012	9.771310	10.823385	10.77%	7,678
2011	9.738203	9.771310	0.34%	7,849
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	27.747451	28.905156	4.17%	179
2019	25.398811	27.747451	9.25%	179
2018	26.412303	25.398811	-3.84%	179
2017	25.198511	26.412303	4.82%	179
2016	22.073105	25.198511	14.16%	179
2015	24.029430	22.073105	-8.14%	179
2014	24.000294	24.029430	0.12%	179
2013	22.106645	24.000294	8.57%	179
2012	18.965857	22.106645	16.56%	179
2011	18.338264	18.965857	3.42%	179
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.376240	20.405262	5.31%	80
2019	16.615131	19.376240	16.62%	80
2018	20.578532	16.615131	-19.26%	80
2017	17.006040	20.578532	21.01%	80
2016	17.122620	17.006040	-0.68%	80
2015	17.592582	17.122620	-2.67%	80
2014	17.651210	17.592582	-0.33%	80
2013	14.382417	17.651210	22.73%	80
2012	12.917625	14.382417	11.34%	80
2011	15.267323	12.917625	-15.39%	284
1394

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.967241	10.198115	2.32%	0
2019	9.733167	9.967241	2.40%	0
2018	9.830733	9.733167	-0.99%	0
2017	9.867024	9.830733	-0.37%	0
2016	9.851092	9.867024	0.16%	0
2015	9.939909	9.851092	-0.89%	0
2014	10.019265	9.939909	-0.79%	0
2013	10.252867	10.019265	-2.28%	0
2012	10.095534	10.252867	1.56%	0
2011*	10.000000	10.095534	0.96%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.774720	53.836871	46.40%	68
2019	27.134542	36.774720	35.53%	68
2018	27.636754	27.134542	-1.82%	68
2017	22.165758	27.636754	24.68%	68
2016	21.259340	22.165758	4.26%	68
2015	22.965484	21.259340	-7.43%	68
2014	21.669290	22.965484	5.98%	68
2013	16.973576	21.669290	27.66%	68
2012	15.213627	16.973576	11.57%	68
2011	15.571250	15.213627	-2.30%	240
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.403608	7.266471	-13.53%	0
2019	7.814335	8.403608	7.54%	0
2018	10.361576	7.814335	-24.58%	0
2017	10.241580	10.361576	1.17%	0
2016	8.418919	10.241580	21.65%	0
2015	11.041941	8.418919	-23.76%	0
2014	12.923595	11.041941	-14.56%	0
2013	12.201866	12.923595	5.91%	0
2012	12.190087	12.201866	0.10%	0
2011	15.794187	12.190087	-22.82%	419
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.483710	56.501312	33.00%	280
2019	28.926238	42.483710	46.87%	280
2018	31.071109	28.926238	-6.90%	276
2017	23.935448	31.071109	29.81%	276
2016	23.990648	23.935448	-0.23%	1,086
2015	25.142002	23.990648	-4.58%	1,325
2014	24.866123	25.142002	1.11%	1,401
2013	16.183392	24.866123	53.65%	1,401
2012	12.886024	16.183392	25.59%	1,754
2011	13.917861	12.886024	-7.41%	1,754
1395

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.660856	24.422729	-4.82%	0
2019	20.990312	25.660856	22.25%	0
2018	22.627361	20.990312	-7.23%	0
2017	21.852180	22.627361	3.55%	0
2016	21.330230	21.852180	2.45%	0
2015	20.719016	21.330230	2.95%	0
2014	16.200615	20.719016	27.89%	0
2013	16.304929	16.200615	-0.64%	0
2012	14.098154	16.304929	15.65%	0
2011	13.664319	14.098154	3.17%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.552766	28.972202	5.15%	0
2019	22.556190	27.552766	22.15%	0
2018	25.650393	22.556190	-12.06%	0
2017	22.955097	25.650393	11.74%	0
2016	18.127727	22.955097	26.63%	0
2015	19.542163	18.127727	-7.24%	0
2014	18.580930	19.542163	5.17%	0
2013	14.163001	18.580930	31.19%	0
2012	12.151602	14.163001	16.55%	0
2011	14.181297	12.151602	-14.31%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.479481	34.462605	35.26%	180
2019	21.020980	25.479481	21.21%	180
2018	22.315767	21.020980	-5.80%	180
2017	18.447448	22.315767	20.97%	180
2016	18.243332	18.447448	1.12%	180
2015	18.225213	18.243332	0.10%	180
2014	18.258839	18.225213	-0.18%	180
2013	12.963013	18.258839	40.85%	180
2012	12.546492	12.963013	3.32%	600
2011	14.284151	12.546492	-12.16%	859
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	26.494657	26.547500	0.20%	446
2019	21.346234	26.494657	24.12%	453
2018	23.423630	21.346234	-8.87%	475
2017	21.191774	23.423630	10.53%	514
2016	19.406360	21.191774	9.20%	1,292
2015	20.556879	19.406360	-5.60%	1,566
2014	18.859100	20.556879	9.00%	1,654
2013	14.183027	18.859100	32.97%	1,697
2012	12.143433	14.183027	16.80%	2,092
2011	13.335088	12.143433	-8.94%	2,321
1396

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.853953	33.385143	11.83%	3,630
2019	24.964354	29.853953	19.59%	3,844
2018	26.886988	24.964354	-7.15%	4,120
2017	23.148430	26.886988	16.15%	4,400
2016	24.192910	23.148430	-4.32%	4,694
2015	26.880030	24.192910	-10.00%	5,594
2014	28.894204	26.880030	-6.97%	6,520
2013	23.514093	28.894204	22.88%	6,761
2012	20.093013	23.514093	17.03%	7,079
2011	22.049524	20.093013	-8.87%	7,856
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	23.147625	25.939263	12.06%	2,951
2019	19.306596	23.147625	19.89%	2,951
2018	20.320905	19.306596	-4.99%	2,965
2017	18.579904	20.320905	9.37%	3,057
2016	18.543282	18.579904	0.20%	3,733
2015	18.944824	18.543282	-2.12%	5,316
2014	17.933641	18.944824	5.64%	5,267
2013	14.763606	17.933641	21.47%	5,170
2012	13.454601	14.763606	9.73%	5,357
2011	13.261284	13.454601	1.46%	5,868
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	24.229237	28.912620	19.33%	5,929
2019	18.821512	24.229237	28.73%	6,050
2018	20.074050	18.821512	-6.24%	6,714
2017	16.927775	20.074050	18.59%	7,165
2016	16.616070	16.927775	1.88%	11,394
2015	17.038918	16.616070	-2.48%	13,683
2014	15.820121	17.038918	7.70%	14,544
2013	12.066514	15.820121	31.11%	14,676
2012	10.360830	12.066514	16.46%	15,032
2011	10.377811	10.360830	-0.16%	18,496
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	16.196035	17.648610	8.97%	5,117
2019	14.702471	16.196035	10.16%	5,316
2018	15.263954	14.702471	-3.68%	5,549
2017	14.943051	15.263954	2.15%	5,794
2016	14.626209	14.943051	2.17%	8,310
2015	14.864472	14.626209	-1.60%	8,788
2014	14.507723	14.864472	2.46%	9,838
2013	15.089061	14.507723	-3.85%	9,137
2012	14.526680	15.089061	3.87%	9,463
2011	13.784851	14.526680	5.38%	12,712
1397

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.665201	4.134161	-37.97%	3,208
2019	6.559237	6.665201	1.62%	3,208
2018	10.142761	6.559237	-35.33%	3,385
2017	11.823124	10.142761	-14.21%	3,385
2016	8.947722	11.823124	32.14%	3,819
2015	11.703593	8.947722	-23.55%	4,549
2014	13.325692	11.703593	-12.17%	4,549
2013	10.621590	13.325692	25.46%	4,549
2012	10.670000	10.621590	-0.45%	4,768
2011	11.950360	10.670000	-10.71%	4,768
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.933125	11.611831	6.21%	0
2019	10.175042	10.933125	7.45%	0
2018	10.380969	10.175042	-1.98%	0
2017	10.138043	10.380969	2.40%	0
2016	9.644680	10.138043	5.12%	0
2015	10.089339	9.644680	-4.41%	0
2014	10.255395	10.089339	-1.62%	0
2013	10.264333	10.255395	-0.09%	0
2012	9.823217	10.264333	4.49%	0
2011*	10.000000	9.823217	-1.77%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.451443	22.741523	1.29%	2,198
2019	18.565216	22.451443	20.93%	2,170
2018	21.407613	18.565216	-13.28%	2,239
2017	18.863426	21.407613	13.49%	2,297
2016	17.959279	18.863426	5.03%	2,438
2015	18.672324	17.959279	-3.82%	2,593
2014	17.311268	18.672324	7.86%	2,216
2013	13.600802	17.311268	27.28%	2,313
2012	12.238042	13.600802	11.14%	2,329
2011	13.075125	12.238042	-6.40%	2,329
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.190457	21.539151	18.41%	1,181
2019	14.709587	18.190457	23.66%	1,207
2018	15.983034	14.709587	-7.97%	1,296
2017	13.069912	15.983034	22.29%	1,375
2016	13.725932	13.069912	-4.78%	2,800
2015	13.518725	13.725932	1.53%	2,980
2014	13.636290	13.518725	-0.86%	3,082
2013	11.646885	13.636290	17.08%	3,078
2012	10.047101	11.646885	15.92%	3,397
2011	11.039236	10.047101	-8.99%	4,937
1398

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	9.074623	8.944643	-1.43%	30,961
2019	9.074757	9.074623	0.00%	30,995
2018	9.103265	9.074757	-0.31%	31,031
2017	9.215682	9.103265	-1.22%	31,068
2016	9.372107	9.215682	-1.67%	31,275
2015	9.541997	9.372107	-1.78%	31,318
2014	9.714952	9.541997	-1.78%	31,361
2013	9.891049	9.714952	-1.78%	31,374
2012	10.070835	9.891049	-1.79%	31,464
2011	10.252872	10.070835	-1.78%	31,977
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	28.331097	36.320415	28.20%	6,637
2019	21.122394	28.331097	34.13%	6,933
2018	21.031558	21.122394	0.43%	7,763
2017	16.557826	21.031558	27.02%	8,392
2016	16.656577	16.557826	-0.59%	10,921
2015	15.827264	16.656577	5.24%	13,658
2014	14.414790	15.827264	9.80%	14,665
2013	10.757016	14.414790	34.00%	14,798
2012	9.716341	10.757016	10.71%	15,034
2011	9.688336	9.716341	0.29%	19,975
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	27.479438	28.611390	4.12%	2,946
2019	25.166294	27.479438	9.19%	3,099
2018	26.183913	25.166294	-3.89%	3,329
2017	24.993292	26.183913	4.76%	3,557
2016	21.904455	24.993292	14.10%	3,761
2015	23.857974	21.904455	-8.19%	4,050
2014	23.841165	23.857974	0.07%	4,431
2013	21.971242	23.841165	8.51%	4,646
2012	18.859306	21.971242	16.50%	4,755
2011	18.244495	18.859306	3.37%	6,862
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.222355	20.232902	5.26%	811
2019	16.491567	19.222355	16.56%	830
2018	20.435960	16.491567	-19.30%	917
2017	16.896783	20.435960	20.95%	993
2016	17.021262	16.896783	-0.73%	1,445
2015	17.497349	17.021262	-2.72%	1,573
2014	17.564595	17.497349	-0.38%	1,684
2013	14.319127	17.564595	22.67%	1,775
2012	12.867337	14.319127	11.28%	1,780
2011	15.215640	12.867337	-15.43%	1,780
1399

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.923361	10.148057	2.26%	0
2019	9.695252	9.923361	2.35%	0
2018	9.797446	9.695252	-1.04%	0
2017	9.838605	9.797446	-0.42%	0
2016	9.827716	9.838605	0.11%	0
2015	9.921364	9.827716	-0.94%	0
2014	10.005667	9.921364	-0.84%	0
2013	10.244175	10.005667	-2.33%	0
2012	10.092123	10.244175	1.51%	0
2011*	10.000000	10.092123	0.92%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.502833	53.411675	46.32%	1,193
2019	26.947639	36.502833	35.46%	1,220
2018	27.460451	26.947639	-1.87%	1,315
2017	22.035522	27.460451	24.62%	1,421
2016	21.145165	22.035522	4.21%	1,571
2015	22.853781	21.145165	-7.48%	1,718
2014	21.574873	22.853781	5.93%	1,572
2013	16.908213	21.574873	27.60%	1,677
2012	15.162773	16.908213	11.51%	1,694
2011	15.527086	15.162773	-2.35%	1,802
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.341385	7.208989	-13.58%	1,558
2019	7.760428	8.341385	7.49%	1,808
2018	10.295377	7.760428	-24.62%	2,368
2017	10.181314	10.295377	1.12%	2,689
2016	8.373638	10.181314	21.59%	3,127
2015	10.988151	8.373638	-23.79%	4,045
2014	12.867191	10.988151	-14.60%	4,431
2013	12.154801	12.867191	5.86%	4,603
2012	12.149259	12.154801	0.05%	4,809
2011	15.749294	12.149259	-22.86%	4,780
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.072871	55.926467	32.93%	5,731
2019	28.661082	42.072871	46.79%	5,853
2018	30.802069	28.661082	-6.95%	6,399
2017	23.740230	30.802069	29.75%	6,889
2016	23.807054	23.740230	-0.28%	8,097
2015	24.962307	23.807054	-4.63%	9,117
2014	24.700974	24.962307	1.06%	9,645
2013	16.084077	24.700974	53.57%	10,059
2012	12.813483	16.084077	25.52%	10,419
2011	13.846542	12.813483	-7.46%	11,668
1400

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.460317	24.219524	-4.87%	437
2019	20.836872	25.460317	22.19%	437
2018	22.473463	20.836872	-7.28%	473
2017	21.714567	22.473463	3.49%	503
2016	21.206652	21.714567	2.40%	561
2015	20.609463	21.206652	2.90%	617
2014	16.123155	20.609463	27.83%	664
2013	16.235231	16.123155	-0.69%	708
2012	14.045059	16.235231	15.59%	712
2011	13.619767	14.045059	3.12%	712
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.333944	28.727481	5.10%	158
2019	22.388440	27.333944	22.09%	158
2018	25.472681	22.388440	-12.11%	158
2017	22.807629	25.472681	11.68%	158
2016	18.020416	22.807629	26.57%	158
2015	19.436379	18.020416	-7.29%	158
2014	18.489758	19.436379	5.12%	158
2013	14.100679	18.489758	31.13%	158
2012	12.104302	14.100679	16.49%	164
2011	14.133281	12.104302	-14.36%	164
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	25.233137	34.112047	35.19%	5,303
2019	20.828337	25.233137	21.15%	5,367
2018	22.122595	20.828337	-5.85%	5,552
2017	18.297037	22.122595	20.91%	5,882
2016	18.103765	18.297037	1.07%	7,676
2015	18.094994	18.103765	0.05%	10,324
2014	18.137611	18.094994	-0.23%	10,673
2013	12.883495	18.137611	40.78%	10,967
2012	12.475902	12.883495	3.27%	11,008
2011	14.211010	12.475902	-12.21%	12,699
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	26.244138	26.283103	0.15%	2,426
2019	21.155152	26.244138	24.06%	2,495
2018	23.225845	21.155152	-8.92%	2,815
2017	21.023497	23.225845	10.48%	3,084
2016	19.262038	21.023497	9.14%	4,683
2015	20.414388	19.262038	-5.64%	5,684
2014	18.737908	20.414388	8.95%	6,214
2013	14.099045	18.737908	32.90%	6,168
2012	12.077686	14.099045	16.74%	6,534
2011	13.269643	12.077686	-8.98%	6,760
1401

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.565308	33.045521	11.77%	1,616
2019	24.735566	29.565308	19.53%	2,530
2018	26.654238	24.735566	-7.20%	2,956
2017	22.959696	26.654238	16.09%	3,009
2016	24.007861	22.959696	-4.37%	4,002
2015	26.688023	24.007861	-10.04%	4,929
2014	28.702426	26.688023	-7.02%	6,489
2013	23.369911	28.702426	22.82%	9,148
2012	19.980000	23.369911	16.97%	10,666
2011	21.936664	19.980000	-8.92%	11,606
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.923808	25.675381	12.00%	2,032
2019	19.129649	22.923808	19.83%	1,523
2018	20.144981	19.129649	-5.04%	5,320
2017	18.428406	20.144981	9.31%	5,682
2016	18.401420	18.428406	0.15%	6,724
2015	18.809462	18.401420	-2.17%	7,524
2014	17.814576	18.809462	5.58%	7,908
2013	14.673056	17.814576	21.41%	7,322
2012	13.378906	14.673056	9.67%	7,313
2011	13.193376	13.378906	1.41%	8,036
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	23.994984	28.618515	19.27%	3,734
2019	18.649036	23.994984	28.67%	4,184
2018	19.900272	18.649036	-6.29%	4,741
2017	16.789745	19.900272	18.53%	5,553
2016	16.488952	16.789745	1.82%	10,653
2015	16.917177	16.488952	-2.53%	10,894
2014	15.715091	16.917177	7.65%	15,034
2013	11.992501	15.715091	31.04%	18,170
2012	10.302532	11.992501	16.40%	18,936
2011	10.324672	10.302532	-0.21%	16,787
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	16.039377	17.469002	8.91%	1,186
2019	14.567671	16.039377	10.10%	2,426
2018	15.131762	14.567671	-3.73%	2,519
2017	14.821166	15.131762	2.10%	2,603
2016	14.514275	14.821166	2.11%	2,842
2015	14.758225	14.514275	-1.65%	2,203
2014	14.411356	14.758225	2.41%	1,339
2013	14.996464	14.411356	-3.90%	3,750
2012	14.444907	14.996464	3.82%	15,424
2011	13.714218	14.444907	5.33%	3,521
1402

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.618954	4.103370	-38.01%	0
2019	6.517038	6.618954	1.56%	0
2018	10.082674	6.517038	-35.36%	0
2017	11.759058	10.082674	-14.26%	0
2016	8.903759	11.759058	32.07%	0
2015	11.652032	8.903759	-23.59%	450
2014	13.273755	11.652032	-12.22%	2,439
2013	10.585577	13.273755	25.39%	189
2012	10.639249	10.585577	-0.50%	556
2011	11.921965	10.639249	-10.76%	556
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.884972	11.554801	6.15%	0
2019	10.135395	10.884972	7.40%	337
2018	10.345826	10.135395	-2.03%	391
2017	10.108851	10.345826	2.34%	466
2016	9.621791	10.108851	5.06%	517
2015	10.070529	9.621791	-4.46%	0
2014	10.241491	10.070529	-1.67%	0
2013	10.255638	10.241491	-0.14%	0
2012	9.819903	10.255638	4.44%	0
2011*	10.000000	9.819903	-1.80%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.273057	22.549337	1.24%	0
2019	18.427092	22.273057	20.87%	0
2018	21.259228	18.427092	-13.32%	273
2017	18.742196	21.259228	13.43%	273
2016	17.852923	18.742196	4.98%	273
2015	18.571212	17.852923	-3.87%	273
2014	17.226297	18.571212	7.81%	273
2013	13.540931	17.226297	27.22%	451
2012	12.190398	13.540931	11.08%	450
2011	13.030848	12.190398	-6.45%	459
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	18.014498	21.319949	18.35%	3,604
2019	14.574723	18.014498	23.60%	3,767
2018	15.844620	14.574723	-8.01%	3,721
2017	12.963297	15.844620	22.23%	4,474
2016	13.620876	12.963297	-4.83%	5,748
2015	13.422102	13.620876	1.48%	5,748
2014	13.545729	13.422102	-0.91%	5,907
2013	11.575430	13.545729	17.02%	5,971
2012	9.990559	11.575430	15.86%	6,250
2011	10.982697	9.990559	-9.03%	6,964
1403

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.986882	8.853653	-1.48%	3,511
2019	8.991592	8.986882	-0.05%	0
2018	9.024454	8.991592	-0.36%	0
2017	9.140534	9.024454	-1.27%	0
2016	9.300398	9.140534	-1.72%	0
2015	9.473805	9.300398	-1.83%	0
2014	9.650443	9.473805	-1.83%	0
2013	9.830371	9.650443	-1.83%	0
2012	10.014170	9.830371	-1.84%	0
2011	10.200359	10.014170	-1.83%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	28.057101	35.950839	28.13%	6,192
2019	20.928766	28.057101	34.06%	6,299
2018	20.849451	20.928766	0.38%	8,086
2017	16.422796	20.849451	26.95%	9,609
2016	16.529130	16.422796	-0.64%	10,753
2015	15.714173	16.529130	5.19%	12,474
2014	14.319079	15.714173	9.74%	12,726
2013	10.691020	14.319079	33.94%	16,833
2012	9.661666	10.691020	10.65%	18,446
2011	9.638719	9.661666	0.24%	20,726
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	27.213685	28.320262	4.07%	1,258
2019	24.935601	27.213685	9.14%	1,838
2018	25.957175	24.935601	-3.94%	2,503
2017	24.789454	25.957175	4.71%	2,596
2016	21.736828	24.789454	14.04%	3,060
2015	23.687461	21.736828	-8.23%	2,909
2014	23.682833	23.687461	0.02%	2,512
2013	21.836451	23.682833	8.46%	2,578
2012	18.753171	21.836451	16.44%	2,709
2011	18.151041	18.753171	3.32%	2,693
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	19.069648	20.061953	5.20%	25
2019	16.368895	19.069648	16.50%	28
2018	20.294348	16.368895	-19.34%	27
2017	16.788217	20.294348	20.88%	24
2016	16.920478	16.788217	-0.78%	25
2015	17.402621	16.920478	-2.77%	25
2014	17.478408	17.402621	-0.43%	25
2013	14.256119	17.478408	22.60%	291
2012	12.817265	14.256119	11.23%	581
2011	15.164134	12.817265	-15.48%	1,565
1404

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.879671	10.098240	2.21%	434
2019	9.657471	9.879671	2.30%	1,316
2018	9.764271	9.657471	-1.09%	1,316
2017	9.810274	9.764271	-0.47%	1,316
2016	9.804400	9.810274	0.06%	1,316
2015	9.902864	9.804400	-0.99%	1,316
2014	9.992089	9.902864	-0.89%	0
2013	10.235488	9.992089	-2.38%	0
2012	10.088710	10.235488	1.45%	0
2011*	10.000000	10.088710	0.89%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	36.232678	52.989409	46.25%	10
2019	26.761819	36.232678	35.39%	15
2018	27.285070	26.761819	-1.92%	411
2017	21.905902	27.285070	24.56%	952
2016	21.031456	21.905902	4.16%	3,559
2015	22.742475	21.031456	-7.52%	3,060
2014	21.480723	22.742475	5.87%	2,737
2013	16.842999	21.480723	27.54%	3,514
2012	15.112000	16.842999	11.45%	1,633
2011	15.482961	15.112000	-2.40%	4,268
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.279644	7.151971	-13.62%	136
2019	7.706902	8.279644	7.43%	133
2018	10.229621	7.706902	-24.66%	101
2017	10.121422	10.229621	1.07%	677
2016	8.328604	10.121422	21.53%	666
2015	10.934639	8.328604	-23.83%	723
2014	12.811075	10.934639	-14.65%	695
2013	12.107960	12.811075	5.81%	3,662
2012	12.108624	12.107960	-0.01%	4,331
2011	15.704601	12.108624	-22.90%	9,297
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	41.666023	55.357482	32.86%	1,499
2019	28.398375	41.666023	46.72%	2,261
2018	30.535385	28.398375	-7.00%	3,458
2017	23.546631	30.535385	29.68%	3,514
2016	23.624906	23.546631	-0.33%	6,251
2015	24.783938	23.624906	-4.68%	8,273
2014	24.536964	24.783938	1.01%	8,729
2013	15.985412	24.536964	53.50%	11,387
2012	12.741379	15.985412	25.46%	8,540
2011	13.775633	12.741379	-7.51%	9,835
1405

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.261274	24.017941	-4.92%	20
2019	20.684503	25.261274	22.13%	180
2018	22.320559	20.684503	-7.33%	208
2017	21.577786	22.320559	3.44%	242
2016	21.083770	21.577786	2.34%	353
2015	20.500478	21.083770	2.85%	108
2014	16.046056	20.500478	27.76%	23
2013	16.165831	16.046056	-0.74%	288
2012	13.992152	16.165831	15.53%	502
2011	13.575358	13.992152	3.07%	2,363
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	27.116762	28.484705	5.04%	205
2019	22.221865	27.116762	22.03%	175
2018	25.296120	22.221865	-12.15%	162
2017	22.661038	25.296120	11.63%	161
2016	17.913681	22.661038	26.50%	165
2015	19.331101	17.913681	-7.33%	407
2014	18.398982	19.331101	5.07%	516
2013	14.038582	18.398982	31.06%	596
2012	12.057151	14.038582	16.43%	1,693
2011	14.085391	12.057151	-14.40%	2,939
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.989017	33.764833	35.12%	4,295
2019	20.637351	24.989017	21.09%	5,450
2018	21.930979	20.637351	-5.90%	6,807
2017	18.147762	21.930979	20.85%	7,839
2016	17.965196	18.147762	1.02%	10,247
2015	17.965643	17.965196	0.00%	10,144
2014	18.017136	17.965643	-0.29%	11,601
2013	12.804436	18.017136	40.71%	13,482
2012	12.405676	12.804436	3.21%	11,872
2011	14.138201	12.405676	-12.25%	13,326
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.995800	26.021131	0.10%	1,496
2019	20.965646	25.995800	23.99%	2,543
2018	23.029582	20.965646	-8.96%	2,545
2017	20.856423	23.029582	10.42%	2,560
2016	19.118663	20.856423	9.09%	3,330
2015	20.272768	19.118663	-5.69%	3,855
2014	18.617404	20.272768	8.89%	5,741
2013	14.015497	18.617404	32.83%	8,157
2012	12.012249	14.015497	16.68%	8,707
2011	13.204456	12.012249	-9.03%	11,032
1406

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	29.279246	32.709129	11.71%	25
2019	24.508721	29.279246	19.46%	24
2018	26.423342	24.508721	-7.25%	24
2017	22.772361	26.423342	16.03%	25
2016	23.824079	22.772361	-4.41%	25
2015	26.497225	23.824079	-10.09%	22
2014	28.511757	26.497225	-7.07%	36
2013	23.226486	28.511757	22.76%	37
2012	19.867525	23.226486	16.91%	37
2011	21.824273	19.867525	-8.97%	22
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.702117	25.414135	11.95%	0
2019	18.954308	22.702117	19.77%	0
2018	19.970567	18.954308	-5.09%	0
2017	18.278137	19.970567	9.26%	0
2016	18.260647	18.278137	0.10%	0
2015	18.675080	18.260647	-2.22%	0
2014	17.696314	18.675080	5.53%	0
2013	14.583066	17.696314	21.35%	85
2012	13.303645	14.583066	9.62%	85
2011	13.125833	13.303645	1.35%	85
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	23.762740	28.327080	19.21%	385
2019	18.477937	23.762740	28.60%	385
2018	19.727808	18.477937	-6.34%	385
2017	16.652699	19.727808	18.47%	385
2016	16.362672	16.652699	1.77%	385
2015	16.796183	16.362672	-2.58%	385
2014	15.610648	16.796183	7.59%	385
2013	11.918865	15.610648	30.97%	498
2012	10.244509	11.918865	16.34%	498
2011	10.271743	10.244509	-0.27%	530
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	15.884260	17.291242	8.86%	329
2019	14.434147	15.884260	10.05%	338
2018	15.000735	14.434147	-3.78%	338
2017	14.700290	15.000735	2.04%	334
2016	14.403222	14.700290	2.06%	328
2015	14.652772	14.403222	-1.70%	333
2014	14.315679	14.652772	2.35%	368
2013	14.904497	14.315679	-3.95%	750
2012	14.363658	14.904497	3.77%	766
2011	13.644011	14.363658	5.27%	785
1407

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.572979	4.072796	-38.04%	0
2019	6.475066	6.572979	1.51%	0
2018	10.022878	6.475066	-35.40%	0
2017	11.695254	10.022878	-14.30%	0
2016	8.859947	11.695254	32.00%	0
2015	11.600625	8.859947	-23.63%	0
2014	13.221947	11.600625	-12.26%	0
2013	10.549636	13.221947	25.33%	0
2012	10.608544	10.549636	-0.56%	0
2011	11.893610	10.608544	-10.80%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.837011	11.498034	6.10%	0
2019	10.095887	10.837011	7.34%	0
2018	10.310768	10.095887	-2.08%	0
2017	10.079720	10.310768	2.29%	0
2016	9.598937	10.079720	5.01%	0
2015	10.051725	9.598937	-4.50%	0
2014	10.227577	10.051725	-1.72%	0
2013	10.246938	10.227577	-0.19%	0
2012	9.816587	10.246938	4.38%	0
2011*	10.000000	9.816587	-1.83%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	22.096013	22.358706	1.19%	0
2019	18.289939	22.096013	20.81%	0
2018	21.111824	18.289939	-13.37%	0
2017	18.621694	21.111824	13.37%	0
2016	17.747165	18.621694	4.93%	0
2015	18.470602	17.747165	-3.92%	0
2014	17.141705	18.470602	7.75%	0
2013	13.481304	17.141705	27.15%	0
2012	12.142905	13.481304	11.02%	0
2011	12.986685	12.142905	-6.50%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	17.840205	21.102919	18.29%	0
2019	14.441070	17.840205	23.54%	0
2018	15.707360	14.441070	-8.06%	0
2017	12.857529	15.707360	22.16%	0
2016	13.516614	12.857529	-4.88%	0
2015	13.326148	13.516614	1.43%	0
2014	13.455743	13.326148	-0.96%	86
2013	11.504386	13.455743	16.96%	86
2012	9.934308	11.504386	15.80%	87
2011	10.926419	9.934308	-9.08%	63
1408

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.899915	8.763513	-1.53%	101
2019	8.909120	8.899915	-0.10%	101
2018	8.946268	8.909120	-0.42%	101
2017	9.065959	8.946268	-1.32%	101
2016	9.229199	9.065959	-1.77%	101
2015	9.406070	9.229199	-1.88%	101
2014	9.586329	9.406070	-1.88%	134
2013	9.770042	9.586329	-1.88%	251
2012	9.957792	9.770042	-1.89%	252
2011	10.148093	9.957792	-1.88%	297
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	27.785654	35.584894	28.07%	378
2019	20.736841	27.785654	33.99%	378
2018	20.668846	20.736841	0.33%	378
2017	16.288796	20.668846	26.89%	378
2016	16.402588	16.288796	-0.69%	378
2015	15.601819	16.402588	5.13%	378
2014	14.223941	15.601819	9.69%	403
2013	10.625393	14.223941	33.87%	583
2012	9.607261	10.625393	10.60%	584
2011	9.589314	9.607261	0.19%	585
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	26.950427	28.032011	4.01%	26
2019	24.706954	26.950427	9.08%	24
2018	25.732348	24.706954	-3.98%	24
2017	24.587225	25.732348	4.66%	24
2016	21.570456	24.587225	13.99%	25
2015	23.518142	21.570456	-8.28%	25
2014	23.525531	23.518142	-0.03%	25
2013	21.702460	23.525531	8.40%	24
2012	18.647619	21.702460	16.38%	26
2011	18.058040	18.647619	3.26%	27
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.918094	19.892370	5.15%	0
2019	16.247073	18.918094	16.44%	0
2018	20.153650	16.247073	-19.38%	0
2017	16.680296	20.153650	20.82%	0
2016	16.820250	16.680296	-0.83%	0
2015	17.308355	16.820250	-2.82%	0
2014	17.392594	17.308355	-0.48%	0
2013	14.193342	17.392594	22.54%	0
2012	12.767332	14.193342	11.17%	0
2011	15.112754	12.767332	-15.52%	0
1409

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.836174	10.048668	2.16%	0
2019	9.619860	9.836174	2.25%	0
2018	9.731223	9.619860	-1.14%	0
2017	9.782034	9.731223	-0.52%	0
2016	9.781135	9.782034	0.01%	0
2015	9.884389	9.781135	-1.04%	0
2014	9.978537	9.884389	-0.94%	0
2013	10.226812	9.978537	-2.43%	0
2012	10.085315	10.226812	1.40%	0
2011*	10.000000	10.085315	0.85%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.964358	52.570245	46.17%	0
2019	26.577170	35.964358	35.32%	0
2018	27.110710	26.577170	-1.97%	0
2017	21.776974	27.110710	24.49%	0
2016	20.918305	21.776974	4.10%	0
2015	22.631646	20.918305	-7.57%	0
2014	21.386957	22.631646	5.82%	12
2013	16.778015	21.386957	27.47%	12
2012	15.061395	16.778015	11.40%	12
2011	15.438969	15.061395	-2.45%	13
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.218282	7.095341	-13.66%	0
2019	7.653694	8.218282	7.38%	0
2018	10.164190	7.653694	-24.70%	0
2017	10.061797	10.164190	1.02%	0
2016	8.283760	10.061797	21.46%	0
2015	10.881321	8.283760	-23.87%	0
2014	12.755113	10.881321	-14.69%	28
2013	12.061214	12.755113	5.75%	28
2012	12.068050	12.061214	-0.06%	28
2011	15.659957	12.068050	-22.94%	12
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	41.262845	54.793918	32.79%	0
2019	28.137915	41.262845	46.64%	0
2018	30.270838	28.137915	-7.05%	0
2017	23.354487	30.270838	29.61%	0
2016	23.444046	23.354487	-0.38%	0
2015	24.606756	23.444046	-4.73%	0
2014	24.373967	24.606756	0.96%	0
2013	15.887301	24.373967	53.42%	0
2012	12.669644	15.887301	25.40%	0
2011	13.705044	12.669644	-7.55%	0
1410

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	25.063583	23.817810	-4.97%	0
2019	20.533083	25.063583	22.06%	0
2018	22.168532	20.533083	-7.38%	0
2017	21.441698	22.168532	3.39%	0
2016	20.961441	21.441698	2.29%	0
2015	20.391919	20.961441	2.79%	0
2014	15.969213	20.391919	27.70%	0
2013	16.096618	15.969213	-0.79%	0
2012	13.939367	16.096618	15.48%	0
2011	13.531023	13.939367	3.02%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.901257	28.243933	4.99%	0
2019	22.056495	26.901257	21.97%	0
2018	25.120760	22.056495	-12.20%	0
2017	22.515386	25.120760	11.57%	0
2016	17.807586	22.515386	26.44%	0
2015	19.226408	17.807586	-7.38%	0
2014	18.308656	19.226408	5.01%	0
2013	13.976778	18.308656	30.99%	0
2012	12.010201	13.976778	16.37%	0
2011	14.037691	12.010201	-14.44%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.747208	33.421081	35.05%	15
2019	20.448070	24.747208	21.02%	13
2018	21.740986	20.448070	-5.95%	14
2017	17.999683	21.740986	20.79%	16
2016	17.827647	17.999683	0.96%	17
2015	17.837168	17.827647	-0.05%	16
2014	17.897411	17.837168	-0.34%	35
2013	12.725821	17.897411	40.64%	38
2012	12.335809	12.725821	3.16%	36
2011	14.065731	12.335809	-12.30%	34
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.749649	25.761618	0.05%	16
2019	20.777695	25.749649	23.93%	14
2018	22.834840	20.777695	-9.01%	14
2017	20.690564	22.834840	10.36%	14
2016	18.976266	20.690564	9.03%	15
2015	20.132028	18.976266	-5.74%	15
2014	18.497587	20.132028	8.84%	25
2013	13.932392	18.497587	32.77%	157
2012	11.947119	13.932392	16.62%	158
2011	13.139553	11.947119	-9.08%	159
1411

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.995853	32.376029	11.66%	0
2019	24.283881	28.995853	19.40%	0
2018	26.194367	24.283881	-7.29%	0
2017	22.586495	26.194367	15.97%	197
2016	23.641642	22.586495	-4.46%	441
2015	26.307740	23.641642	-10.13%	7,969
2014	28.322324	26.307740	-7.11%	7,950
2013	23.083928	28.322324	22.69%	7,933
2012	19.755670	23.083928	16.85%	9,082
2011	21.712454	19.755670	-9.01%	30,990
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.482217	25.155140	11.89%	8,020
2019	18.780276	22.482217	19.71%	6,787
2018	19.797355	18.780276	-5.14%	5,201
2017	18.128821	19.797355	9.20%	3,561
2016	18.120689	18.128821	0.04%	2,540
2015	18.541408	18.120689	-2.27%	1,069
2014	17.578614	18.541408	5.48%	1,341
2013	14.493462	17.578614	21.29%	1,663
2012	13.228656	14.493462	9.56%	3,352
2011	13.058487	13.228656	1.30%	3,861
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	23.532779	28.038659	19.15%	5,095
2019	18.308450	23.532779	28.54%	4,356
2018	19.556884	18.308450	-6.38%	4,254
2017	16.516808	19.556884	18.41%	3,588
2016	16.237403	16.516808	1.72%	3,243
2015	16.676083	16.237403	-2.63%	2,259
2014	15.506924	16.676083	7.54%	2,557
2013	11.845714	15.506924	30.91%	2,987
2012	10.186834	11.845714	16.28%	2,141
2011	10.219107	10.186834	-0.32%	4,326
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	15.730439	17.115075	8.80%	337
2019	14.301650	15.730439	9.99%	338
2018	14.870673	14.301650	-3.83%	0
2017	14.580238	14.870673	1.99%	202
2016	14.292865	14.580238	2.01%	1,577
2015	14.547920	14.292865	-1.75%	3,981
2014	14.220486	14.547920	2.30%	3,992
2013	14.812951	14.220486	-4.00%	3,954
2012	14.282742	14.812951	3.71%	4,751
2011	13.574041	14.282742	5.22%	2,659
1412

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.527291	4.042417	-38.07%	0
2019	6.433336	6.527291	1.46%	0
2018	9.963402	6.433336	-35.43%	0
2017	11.631771	9.963402	-14.34%	0
2016	8.816341	11.631771	31.93%	0
2015	11.549436	8.816341	-23.66%	0
2014	13.170323	11.549436	-12.31%	0
2013	10.513806	13.170323	25.27%	0
2012	10.577926	10.513806	-0.61%	0
2011	11.865330	10.577926	-10.85%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.789248	11.441528	6.05%	0
2019	10.056503	10.789248	7.29%	0
2018	10.275821	10.056503	-2.13%	0
2017	10.050672	10.275821	2.24%	0
2016	9.576139	10.050672	4.96%	0
2015	10.032966	9.576139	-4.55%	0
2014	10.213696	10.032966	-1.77%	0
2013	10.238237	10.213696	-0.24%	0
2012	9.813265	10.238237	4.33%	0
2011*	10.000000	9.813265	-1.87%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.920314	22.169605	1.14%	0
2019	18.153752	21.920314	20.75%	0
2018	20.965380	18.153752	-13.41%	0
2017	18.501921	20.965380	13.31%	0
2016	17.641970	18.501921	4.87%	0
2015	18.370486	17.641970	-3.97%	0
2014	17.057482	18.370486	7.70%	0
2013	13.421905	17.057482	27.09%	0
2012	12.095586	13.421905	10.97%	0
2011	12.942672	12.095586	-6.54%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	17.667448	20.887919	18.23%	0
2019	14.308520	17.667448	23.48%	0
2018	15.571182	14.308520	-8.11%	476
2017	12.752537	15.571182	22.10%	479
2016	13.413057	12.752537	-4.92%	743
2015	13.230787	13.413057	1.38%	2,905
2014	13.366276	13.230787	-1.01%	2,933
2013	11.433718	13.366276	16.90%	2,926
2012	9.878323	11.433718	15.75%	2,527
2011	10.870383	9.878323	-9.13%	10,180
1413

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.813756	8.674246	-1.58%	1,981
2019	8.827368	8.813756	-0.15%	1,811
2018	8.868722	8.827368	-0.47%	528
2017	8.991941	8.868722	-1.37%	0
2016	9.158519	8.991941	-1.82%	0
2015	9.338796	9.158519	-1.93%	1,017
2014	9.522614	9.338796	-1.93%	1,017
2013	9.710054	9.522614	-1.93%	1,017
2012	9.901714	9.710054	-1.94%	1,026
2011	10.096066	9.901714	-1.93%	9,925
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	27.516522	35.222276	28.00%	511
2019	20.546458	27.516522	33.92%	588
2018	20.489590	20.546458	0.28%	920
2017	16.155733	20.489590	26.83%	136
2016	16.276879	16.155733	-0.74%	301
2015	15.490141	16.276879	5.08%	855
2014	14.129332	15.490141	9.63%	1,157
2013	10.560103	14.129332	33.80%	1,561
2012	9.553110	10.560103	10.54%	5,040
2011	9.540123	9.553110	0.14%	7,335
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	26.689564	27.746524	3.96%	0
2019	24.480292	26.689564	9.02%	0
2018	25.509352	24.480292	-4.03%	775
2017	24.386539	25.509352	4.60%	827
2016	21.405264	24.386539	13.93%	1,436
2015	23.349943	21.405264	-8.33%	1,490
2014	23.369183	23.349943	-0.08%	1,467
2013	21.569212	23.369183	8.35%	1,473
2012	18.542604	21.569212	16.32%	561
2011	17.965482	18.542604	3.21%	752
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.767639	19.724108	5.10%	0
2019	16.126076	18.767639	16.38%	0
2018	20.013825	16.126076	-19.43%	0
2017	16.572990	20.013825	20.76%	129
2016	16.720544	16.572990	-0.88%	337
2015	17.214533	16.720544	-2.87%	327
2014	17.307138	17.214533	-0.54%	335
2013	14.130801	17.307138	22.48%	334
2012	12.717582	14.130801	11.11%	0
2011	15.061536	12.717582	-15.56%	0
1414

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.792778	9.999218	2.11%	575
2019	9.582303	9.792778	2.20%	543
2018	9.698203	9.582303	-1.20%	487
2017	9.753808	9.698203	-0.57%	773
2016	9.757876	9.753808	-0.04%	3,031
2015	9.865918	9.757876	-1.10%	3,087
2014	9.964972	9.865918	-0.99%	3,120
2013	10.218116	9.964972	-2.48%	2,984
2012	10.081901	10.218116	1.35%	0
2011*	10.000000	10.081901	0.82%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.698027	52.154365	46.10%	59
2019	26.393804	35.698027	35.25%	76
2018	26.937472	26.393804	-2.02%	140
2017	21.648814	26.937472	24.43%	0
2016	20.805772	21.648814	4.05%	0
2015	22.521384	20.805772	-7.62%	0
2014	21.293609	22.521384	5.77%	0
2013	16.713295	21.293609	27.41%	0
2012	15.010965	16.713295	11.34%	0
2011	15.395096	15.010965	-2.50%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.157384	7.039171	-13.71%	0
2019	7.600854	8.157384	7.32%	0
2018	10.099209	7.600854	-24.74%	0
2017	10.002546	10.099209	0.97%	0
2016	8.239158	10.002546	21.40%	0
2015	10.828252	8.239158	-23.91%	414
2014	12.699387	10.828252	-14.73%	414
2013	12.014652	12.699387	5.70%	414
2012	12.027603	12.014652	-0.11%	417
2011	15.615427	12.027603	-22.98%	9,994
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	40.863275	54.235687	32.72%	1,039
2019	27.879639	40.863275	46.57%	934
2018	30.008381	27.879639	-7.09%	764
2017	23.163763	30.008381	29.55%	607
2016	23.264415	23.163763	-0.43%	665
2015	24.430674	23.264415	-4.77%	483
2014	24.211908	24.430674	0.90%	658
2013	15.789709	24.211908	53.34%	876
2012	12.598251	15.789709	25.33%	949
2011	13.634758	12.598251	-7.60%	7,877
1415

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.867395	23.619323	-5.02%	0
2019	20.382741	24.867395	22.00%	0
2018	22.017506	20.382741	-7.42%	88
2017	21.306452	22.017506	3.34%	94
2016	20.839799	21.306452	2.24%	239
2015	20.283913	20.839799	2.74%	249
2014	15.892721	20.283913	27.63%	270
2013	16.027693	15.892721	-0.84%	306
2012	13.886771	16.027693	15.42%	0
2011	13.486830	13.886771	2.97%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.687250	28.004961	4.94%	0
2019	21.892189	26.687250	21.90%	0
2018	24.946426	21.892189	-12.24%	0
2017	22.370504	24.946426	11.51%	0
2016	17.701991	22.370504	26.37%	0
2015	19.122155	17.701991	-7.43%	0
2014	18.218664	19.122155	4.96%	0
2013	13.915172	18.218664	30.93%	0
2012	11.963368	13.915172	16.31%	0
2011	13.990081	11.963368	-14.49%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.507560	33.080588	34.98%	125
2019	20.260372	24.507560	20.96%	141
2018	21.552476	20.260372	-6.00%	421
2017	17.852686	21.552476	20.72%	463
2016	17.691054	17.852686	0.91%	597
2015	17.709529	17.691054	-0.10%	668
2014	17.778410	17.709529	-0.39%	912
2013	12.647643	17.778410	40.57%	1,168
2012	12.266298	12.647643	3.11%	1,478
2011	13.993596	12.266298	-12.34%	2,484
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.505736	25.504577	0.00%	41
2019	20.591382	25.505736	23.87%	35
2018	22.641682	20.591382	-9.06%	372
2017	20.525977	22.641682	10.31%	686
2016	18.834896	20.525977	8.98%	1,203
2015	19.992246	18.834896	-5.79%	2,005
2014	18.378507	19.992246	8.78%	2,212
2013	13.849752	18.378507	32.70%	2,577
2012	11.882324	13.849752	16.56%	2,039
2011	13.074938	11.882324	-9.12%	6,850
1416

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	28.715038	32.046125	11.60%	164
2019	24.060960	28.715038	19.34%	543
2018	25.967220	24.060960	-7.34%	669
2017	22.402024	25.967220	15.91%	675
2016	23.460493	22.402024	-4.51%	3,074
2015	26.119496	23.460493	-10.18%	3,080
2014	28.134016	26.119496	-7.16%	3,086
2013	22.942148	28.134016	22.63%	4,028
2012	19.644363	22.942148	16.79%	8,208
2011	21.601112	19.644363	-9.06%	8,884
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	22.264454	24.898785	11.83%	48
2019	18.607853	22.264454	19.65%	577
2018	19.625662	18.607853	-5.19%	4,122
2017	17.980735	19.625662	9.15%	4,125
2016	17.981805	17.980735	-0.01%	4,631
2015	18.408689	17.981805	-2.32%	4,944
2014	17.461696	18.408689	5.42%	5,043
2013	14.404407	17.461696	21.22%	2,633
2012	13.154106	14.404407	9.51%	1,718
2011	12.991495	13.154106	1.25%	983
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	23.304744	27.752811	19.09%	1,097
2019	18.140292	23.304744	28.47%	1,143
2018	19.387218	18.140292	-6.43%	2,008
2017	16.381848	19.387218	18.35%	2,076
2016	16.112922	16.381848	1.67%	7,666
2015	16.556691	16.112922	-2.68%	7,706
2014	15.403770	16.556691	7.48%	7,932
2013	11.772911	15.403770	30.84%	8,042
2012	10.129404	11.772911	16.23%	7,974
2011	10.166672	10.129404	-0.37%	4,954
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	15.578150	16.940746	8.75%	278
2019	14.170412	15.578150	9.93%	284
2018	14.741771	14.170412	-3.88%	290
2017	14.461213	14.741771	1.94%	297
2016	14.183393	14.461213	1.96%	5,678
2015	14.443873	14.183393	-1.80%	6,028
2014	14.125982	14.443873	2.25%	6,224
2013	14.722014	14.125982	-4.05%	6,235
2012	14.202315	14.722014	3.66%	25,061
2011	13.504467	14.202315	5.17%	26,075
1417

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.481919	4.012247	-38.10%	0
2019	6.391874	6.481919	1.41%	0
2018	9.904270	6.391874	-35.46%	0
2017	11.568630	9.904270	-14.39%	0
2016	8.772953	11.568630	31.87%	0
2015	11.498461	8.772953	-23.70%	0
2014	13.118892	11.498461	-12.35%	0
2013	10.478082	13.118892	25.20%	0
2012	10.547374	10.478082	-0.66%	0
2011	11.837082	10.547374	-10.90%	1,194
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.741671	11.385252	5.99%	0
2019	10.017268	10.741671	7.23%	0
2018	10.240980	10.017268	-2.18%	0
2017	10.021694	10.240980	2.19%	0
2016	9.553377	10.021694	4.90%	0
2015	10.014228	9.553377	-4.60%	0
2014	10.199821	10.014228	-1.82%	0
2013	10.229547	10.199821	-0.29%	0
2012	9.809954	10.229547	4.28%	0
2011*	10.000000	9.809954	-1.90%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.745903	21.981989	1.09%	0
2019	18.018490	21.745903	20.69%	0
2018	20.819856	18.018490	-13.46%	0
2017	18.382845	20.819856	13.26%	0
2016	17.537351	18.382845	4.82%	0
2015	18.270864	17.537351	-4.01%	0
2014	16.973632	18.270864	7.64%	0
2013	13.362736	16.973632	27.02%	0
2012	12.048420	13.362736	10.91%	788
2011	12.898754	12.048420	-6.59%	768
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	17.496379	20.675124	18.17%	441
2019	14.177198	17.496379	23.41%	2,692
2018	15.436188	14.177198	-8.16%	3,823
2017	12.648409	15.436188	22.04%	3,823
2016	13.310306	12.648409	-4.97%	5,120
2015	13.136129	13.310306	1.33%	5,120
2014	13.277427	13.136129	-1.06%	5,204
2013	11.363496	13.277427	16.84%	5,208
2012	9.822684	11.363496	15.69%	5,537
2011	10.814661	9.822684	-9.17%	4,828
1418

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.728399	8.585864	-1.63%	172
2019	8.746334	8.728399	-0.21%	172
2018	8.791807	8.746334	-0.52%	172
2017	8.918488	8.791807	-1.42%	172
2016	9.088324	8.918488	-1.87%	172
2015	9.271947	9.088324	-1.98%	172
2014	9.459276	9.271947	-1.98%	621
2013	9.650397	9.459276	-1.98%	644
2012	9.845910	9.650397	-1.99%	1,978
2011	10.044282	9.845910	-1.97%	15,182
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	27.250016	34.863348	27.94%	311
2019	20.357832	27.250016	33.86%	967
2018	20.311909	20.357832	0.23%	1,608
2017	16.023778	20.311909	26.76%	1,620
2016	16.152140	16.023778	-0.79%	1,964
2015	15.379274	16.152140	5.03%	2,563
2014	14.035360	15.379274	9.58%	2,916
2013	10.495225	14.035360	33.73%	2,936
2012	9.499272	10.495225	10.48%	4,512
2011	9.491183	9.499272	0.09%	4,700
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	26.431151	27.463871	3.91%	38
2019	24.255630	26.431151	8.97%	601
2018	25.288215	24.255630	-4.08%	1,822
2017	24.187426	25.288215	4.55%	4,748
2016	21.241296	24.187426	13.87%	5,172
2015	23.182900	21.241296	-8.38%	5,174
2014	23.213835	23.182900	-0.13%	5,177
2013	21.436757	23.213835	8.29%	5,179
2012	18.438156	21.436757	16.26%	4,680
2011	17.873372	18.438156	3.16%	1,376
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.618262	19.557145	5.04%	0
2019	16.005886	18.618262	16.32%	0
2018	19.874879	16.005886	-19.47%	299
2017	16.466293	19.874879	20.70%	299
2016	16.621350	16.466293	-0.93%	299
2015	17.121138	16.621350	-2.92%	299
2014	17.222028	17.121138	-0.59%	299
2013	14.068476	17.222028	22.42%	299
2012	12.667959	14.068476	11.06%	299
2011	15.010426	12.667959	-15.61%	299
1419

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.749630	9.950081	2.06%	0
2019	9.544944	9.749630	2.14%	0
2018	9.665343	9.544944	-1.25%	0
2017	9.725697	9.665343	-0.62%	0
2016	9.734697	9.725697	-0.09%	0
2015	9.847507	9.734697	-1.15%	0
2014	9.951446	9.847507	-1.04%	0
2013	10.209441	9.951446	-2.53%	1,552
2012	10.078495	10.209441	1.30%	1,138
2011*	10.000000	10.078495	0.78%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.433415	51.741408	46.02%	60
2019	26.211526	35.433415	35.18%	364
2018	26.765173	26.211526	-2.07%	463
2017	21.521275	26.765173	24.37%	463
2016	20.693732	21.521275	4.00%	761
2015	22.411538	20.693732	-7.66%	761
2014	21.200552	22.411538	5.71%	761
2013	16.648732	21.200552	27.34%	761
2012	14.960619	16.648732	11.28%	1,129
2011	15.351290	14.960619	-2.54%	1,181
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.096900	6.983416	-13.75%	140
2019	7.548334	8.096900	7.27%	852
2018	10.034566	7.548334	-24.78%	852
2017	9.943586	10.034566	0.91%	852
2016	8.194770	9.943586	21.34%	852
2015	10.775427	8.194770	-23.95%	852
2014	12.643889	10.775427	-14.78%	852
2013	11.968240	12.643889	5.65%	852
2012	11.987272	11.968240	-0.16%	1,149
2011	15.570998	11.987272	-23.02%	468
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	40.467558	53.683119	32.66%	373
2019	27.623724	40.467558	46.50%	440
2018	29.748183	27.623724	-7.14%	667
2017	22.974575	29.748183	29.48%	684
2016	23.086140	22.974575	-0.48%	1,949
2015	24.255843	23.086140	-4.82%	2,163
2014	24.050908	24.255843	0.85%	2,245
2013	15.692702	24.050908	53.26%	2,249
2012	12.527251	15.692702	25.27%	4,911
2011	13.564820	12.527251	-7.65%	5,397
1420

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.672764	23.422499	-5.07%	0
2019	20.233535	24.672764	21.94%	0
2018	21.867560	20.233535	-7.47%	0
2017	21.172107	21.867560	3.28%	0
2016	20.718912	21.172107	2.19%	0
2015	20.176536	20.718912	2.69%	0
2014	15.816643	20.176536	27.57%	0
2013	15.959095	15.816643	-0.89%	0
2012	13.834396	15.959095	15.36%	0
2011	13.442802	13.834396	2.91%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.474940	27.767998	4.88%	0
2019	21.729099	26.474940	21.84%	0
2018	24.773291	21.729099	-12.29%	0
2017	22.226548	24.773291	11.46%	0
2016	17.597016	22.226548	26.31%	0
2015	19.018464	17.597016	-7.47%	0
2014	18.129111	19.018464	4.91%	0
2013	13.853824	18.129111	30.86%	0
2012	11.916715	13.853824	16.26%	0
2011	13.942629	11.916715	-14.53%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.270106	32.743379	34.91%	706
2019	20.074311	24.270106	20.90%	1,293
2018	21.365503	20.074311	-6.04%	1,433
2017	17.706812	21.365503	20.66%	1,478
2016	17.555434	17.706812	0.86%	1,647
2015	17.582735	17.555434	-0.16%	1,653
2014	17.660138	17.582735	-0.44%	1,741
2013	12.569905	17.660138	40.50%	1,729
2012	12.197142	12.569905	3.06%	1,814
2011	13.921802	12.197142	-12.39%	1,890
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.264042	25.250013	-0.06%	1,258
2019	20.406652	25.264042	23.80%	1,345
2018	22.450089	20.406652	-9.10%	1,421
2017	20.362636	22.450089	10.25%	1,450
2016	18.694511	20.362636	8.92%	1,590
2015	19.853364	18.694511	-5.84%	1,864
2014	18.260151	19.853364	8.73%	1,968
2013	13.767573	18.260151	32.63%	2,076
2012	11.817860	13.767573	16.50%	5,458
2011	13.010622	11.817860	-9.17%	6,154
1421

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.888555	31.107887	11.54%	0
2019	23.380352	27.888555	19.28%	0
2018	25.245660	23.380352	-7.39%	0
2017	21.790601	25.245660	15.86%	35
2016	22.831798	21.790601	-4.56%	35
2015	25.432531	22.831798	-10.23%	35
2014	27.408051	25.432531	-7.21%	35
2013	22.361550	27.408051	22.57%	35
2012	19.157027	22.361550	16.73%	86
2011	21.075978	19.157027	-9.10%	153
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.713348	24.270090	11.77%	0
2019	18.156521	21.713348	19.59%	0
2018	19.159472	18.156521	-5.23%	0
2017	17.562547	19.159472	9.09%	4
2016	17.572540	17.562547	-0.06%	4
2015	17.998898	17.572540	-2.37%	4
2014	17.081693	17.998898	5.37%	4
2013	14.098128	17.081693	21.16%	4
2012	12.880995	14.098128	9.45%	11
2011	12.728245	12.880995	1.20%	20
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	23.173029	27.581871	19.03%	0
2019	18.046970	23.173029	28.40%	0
2018	19.297384	18.046970	-6.48%	0
2017	16.314235	19.297384	18.29%	4
2016	16.054596	16.314235	1.62%	4
2015	16.505183	16.054596	-2.73%	4
2014	15.363682	16.505183	7.43%	4
2013	11.748266	15.363682	30.77%	4
2012	10.113369	11.748266	16.17%	9
2011	10.155743	10.113369	-0.42%	17
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.967978	16.268896	8.69%	0
2019	13.622326	14.967978	9.88%	0
2018	14.178854	13.622326	-3.93%	0
2017	13.916092	14.178854	1.89%	14
2016	13.655686	13.916092	1.91%	14
2015	13.913567	13.655686	-1.85%	14
2014	13.614292	13.913567	2.20%	14
2013	14.195971	13.614292	-4.10%	14
2012	13.701847	14.195971	3.61%	34
2011	13.035229	13.701847	5.11%	60
1422

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.436818	3.982307	-38.13%	0
2019	6.350642	6.436818	1.36%	0
2018	9.845447	6.350642	-35.50%	0
2017	11.505769	9.845447	-14.43%	0
2016	8.729727	11.505769	31.80%	0
2015	11.447674	8.729727	-23.74%	356
2014	13.067622	11.447674	-12.40%	356
2013	10.442466	13.067622	25.14%	356
2012	10.516905	10.442466	-0.71%	356
2011	11.808903	10.516905	-10.94%	356
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.694301	11.329277	5.94%	0
2019	9.978185	10.694301	7.18%	0
2018	10.206252	9.978185	-2.23%	0
2017	9.992785	10.206252	2.14%	0
2016	9.530675	9.992785	4.85%	0
2015	9.995529	9.530675	-4.65%	0
2014	10.185969	9.995529	-1.87%	0
2013	10.220863	10.185969	-0.34%	0
2012	9.806641	10.220863	4.22%	0
2011*	10.000000	9.806641	-1.93%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.572844	21.795926	1.03%	0
2019	17.884216	21.572844	20.63%	0
2018	20.675318	17.884216	-13.50%	0
2017	18.264504	20.675318	13.20%	11
2016	17.433328	18.264504	4.77%	11
2015	18.171755	17.433328	-4.06%	11
2014	16.890180	18.171755	7.59%	11
2013	13.303814	16.890180	26.96%	11
2012	12.001431	13.303814	10.85%	26
2011	12.855002	12.001431	-6.64%	46
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	17.147603	20.252636	18.11%	0
2019	13.901679	17.147603	23.35%	0
2018	15.143979	13.901679	-8.20%	0
2017	12.415277	15.143979	21.98%	5
2016	13.071629	12.415277	-5.02%	5
2015	12.907155	13.071629	1.27%	5
2014	13.052642	12.907155	-1.11%	5
2013	11.176813	13.052642	16.78%	5
2012	9.666256	11.176813	15.63%	13
2011	10.647866	9.666256	-9.22%	23
1423

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.614926	8.469919	-1.68%	0
2019	8.637043	8.614926	-0.26%	0
2018	8.686416	8.637043	-0.57%	0
2017	8.816066	8.686416	-1.47%	0
2016	8.988530	8.816066	-1.92%	0
2015	9.174825	8.988530	-2.03%	0
2014	9.364966	9.174825	-2.03%	0
2013	9.559055	9.364966	-2.03%	0
2012	9.757713	9.559055	-2.04%	0
2011	9.959375	9.757713	-2.02%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	27.696405	35.416402	27.87%	0
2019	20.701879	27.696405	33.79%	0
2018	20.665772	20.701879	0.17%	0
2017	16.311221	20.665772	26.70%	0
2016	16.450263	16.311221	-0.85%	0
2015	15.671129	16.450263	4.97%	0
2014	14.309005	15.671129	9.52%	0
2013	10.705306	14.309005	33.66%	0
2012	9.694373	10.705306	10.43%	0
2011	9.691054	9.694373	0.03%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.977747	26.978985	3.85%	0
2019	23.851710	25.977747	8.91%	0
2018	24.879867	23.851710	-4.13%	0
2017	23.808984	24.879867	4.50%	11
2016	20.919582	23.808984	13.81%	11
2015	22.843441	20.919582	-8.42%	11
2014	22.885605	22.843441	-0.18%	11
2013	21.144440	22.885605	8.23%	11
2012	18.196037	21.144440	16.20%	26
2011	17.647648	18.196037	3.11%	46
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.470066	19.391577	4.99%	0
2019	15.886594	18.470066	16.26%	0
2018	19.736878	15.886594	-19.51%	0
2017	16.360275	19.736878	20.64%	4
2016	16.522742	16.360275	-0.98%	4
2015	17.028260	16.522742	-2.97%	4
2014	17.137348	17.028260	-0.64%	4
2013	14.006441	17.137348	22.35%	4
2012	12.618559	14.006441	11.00%	9
2011	14.959512	12.618559	-15.65%	16
1424

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.706598	9.901121	2.00%	0
2019	9.507659	9.706598	2.09%	0
2018	9.632528	9.507659	-1.30%	0
2017	9.697611	9.632528	-0.67%	0
2016	9.711528	9.697611	-0.14%	0
2015	9.829088	9.711528	-1.20%	0
2014	9.937907	9.829088	-1.09%	0
2013	10.200763	9.937907	-2.58%	0
2012	10.075078	10.200763	1.25%	0
2011*	10.000000	10.075078	0.75%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	35.170746	51.331664	45.95%	0
2019	26.030492	35.170746	35.11%	0
2018	26.593956	26.030492	-2.12%	0
2017	21.394479	26.593956	24.30%	4
2016	20.582280	21.394479	3.95%	4
2015	22.302211	20.582280	-7.71%	4
2014	21.107907	22.302211	5.66%	4
2013	16.584441	21.107907	27.28%	4
2012	14.910481	16.584441	11.23%	9
2011	15.307631	14.910481	-2.59%	17
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	8.036800	6.928032	-13.80%	0
2019	7.496138	8.036800	7.21%	0
2018	9.970310	7.496138	-24.82%	0
2017	9.884940	9.970310	0.86%	5
2016	8.150580	9.884940	21.28%	5
2015	10.722803	8.150580	-23.99%	5
2014	12.588582	10.722803	-14.82%	5
2013	11.921974	12.588582	5.59%	5
2012	11.947054	11.921974	-0.21%	12
2011	15.526678	11.947054	-23.05%	22
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	43.592864	57.799584	32.59%	0
2019	29.772288	43.592864	46.42%	0
2018	32.078454	29.772288	-7.19%	0
2017	24.786851	32.078454	29.42%	5
2016	24.919888	24.786851	-0.53%	5
2015	26.195864	24.919888	-4.87%	5
2014	25.987794	26.195864	0.80%	5
2013	16.965123	25.987794	53.18%	5
2012	13.549932	16.965123	25.20%	13
2011	14.679684	13.549932	-7.70%	23
1425

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.479440	23.227104	-5.12%	0
2019	20.085241	24.479440	21.88%	0
2018	21.718440	20.085241	-7.52%	0
2017	21.038429	21.718440	3.23%	3
2016	20.598569	21.038429	2.14%	3
2015	20.069583	20.598569	2.64%	3
2014	15.740828	20.069583	27.50%	3
2013	15.890708	15.740828	-0.94%	3
2012	13.782165	15.890708	15.30%	7
2011	13.398864	13.782165	2.86%	12
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.264074	27.532782	4.83%	0
2019	21.567040	26.264074	21.78%	0
2018	24.601168	21.567040	-12.33%	0
2017	22.083354	24.601168	11.40%	4
2016	17.492545	22.083354	26.24%	4
2015	18.915207	17.492545	-7.52%	4
2014	18.039898	18.915207	4.85%	4
2013	13.792689	18.039898	30.79%	4
2012	11.870200	13.792689	16.20%	10
2011	13.895295	11.870200	-14.57%	19
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.958242	33.654581	34.84%	0
2019	20.654025	24.958242	20.84%	0
2018	21.993806	20.654025	-6.09%	0
2017	18.236786	21.993806	20.60%	4
2016	18.090074	18.236786	0.81%	4
2015	18.127462	18.090074	-0.21%	4
2014	18.216555	18.127462	-0.49%	4
2013	12.972564	18.216555	40.42%	4
2012	12.594298	12.972564	3.00%	10
2011	14.382436	12.594298	-12.43%	18
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	25.024487	24.997831	-0.11%	0
2019	20.223475	25.024487	23.74%	0
2018	22.259986	20.223475	-9.15%	0
2017	20.200472	22.259986	10.20%	4
2016	18.555072	20.200472	8.87%	4
2015	19.715344	18.555072	-5.89%	4
2014	18.142465	19.715344	8.67%	4
2013	13.685820	18.142465	32.56%	4
2012	11.753689	13.685820	16.44%	11
2011	12.946587	11.753689	-9.21%	20
1426

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.619477	30.792034	11.49%	227
2019	23.166606	27.619477	19.22%	220
2018	25.027713	23.166606	-7.44%	219
2017	21.613485	25.027713	15.80%	212
2016	22.657757	21.613485	-4.61%	207
2015	25.251561	22.657757	-10.27%	204
2014	27.226929	25.251561	-7.26%	194
2013	22.225107	27.226929	22.51%	185
2012	19.049874	22.225107	16.67%	180
2011	20.968773	19.049874	-9.15%	176
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.503806	24.023616	11.72%	171
2019	17.990480	21.503806	19.53%	165
2018	18.994010	17.990480	-5.28%	165
2017	17.419738	18.994010	9.04%	161
2016	17.438525	17.419738	-0.11%	152
2015	17.870748	17.438525	-2.42%	153
2014	16.968737	17.870748	5.32%	154
2013	14.012056	16.968737	21.10%	152
2012	12.808910	14.012056	9.39%	145
2011	12.663460	12.808910	1.15%	145
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.949249	27.301585	18.97%	282
2019	17.881819	22.949249	28.34%	285
2018	19.130609	17.881819	-6.53%	287
2017	16.181464	19.130609	18.23%	285
2016	15.932047	16.181464	1.57%	285
2015	16.387562	15.932047	-2.78%	290
2014	15.262002	16.387562	7.37%	289
2013	11.676463	15.262002	30.71%	292
2012	10.056703	11.676463	16.11%	291
2011	10.103996	10.056703	-0.47%	296
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.823601	16.103752	8.64%	212
2019	13.497827	14.823601	9.82%	212
2018	14.056474	13.497827	-3.97%	212
2017	13.803002	14.056474	1.84%	212
2016	13.551610	13.803002	1.86%	212
2015	13.814571	13.551610	-1.90%	212
2014	13.524333	13.814571	2.15%	212
2013	14.109375	13.524333	-4.15%	212
2012	13.625230	14.109375	3.55%	212
2011	12.968933	13.625230	5.06%	212
1427

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.392028	3.952562	-38.16%	0
2019	6.309671	6.392028	1.31%	0
2018	9.786960	6.309671	-35.53%	0
2017	11.443253	9.786960	-14.47%	1,303
2016	8.686716	11.443253	31.73%	1,303
2015	11.397094	8.686716	-23.78%	1,303
2014	13.016543	11.397094	-12.44%	1,303
2013	10.406958	13.016543	25.08%	1,303
2012	10.486508	10.406958	-0.76%	1,303
2011	11.780778	10.486508	-10.99%	1,303
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.647041	11.273445	5.88%	0
2019	9.939163	10.647041	7.12%	0
2018	10.171573	9.939163	-2.28%	0
2017	9.963903	10.171573	2.08%	0
2016	9.507976	9.963903	4.80%	0
2015	9.976816	9.507976	-4.70%	0
2014	10.172103	9.976816	-1.92%	0
2013	10.212167	10.172103	-0.39%	0
2012	9.803318	10.212167	4.17%	0
2011*	10.000000	9.803318	-1.97%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.400952	21.611222	0.98%	0
2019	17.750772	21.400952	20.56%	0
2018	20.531592	17.750772	-13.54%	0
2017	18.146767	20.531592	13.14%	0
2016	17.329758	18.146767	4.71%	0
2015	18.073035	17.329758	-4.11%	0
2014	16.807002	18.073035	7.53%	0
2013	13.245059	16.807002	26.89%	0
2012	11.954554	13.245059	10.80%	0
2011	12.811322	11.954554	-6.69%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.982102	20.046943	18.05%	0
2019	13.774535	16.982102	23.29%	0
2018	15.013186	13.774535	-8.25%	0
2017	12.314315	15.013186	21.92%	0
2016	12.971950	12.314315	-5.07%	0
2015	12.815288	12.971950	1.22%	0
2014	12.966360	12.815288	-1.17%	0
2013	11.108598	12.966360	16.72%	0
2012	9.612173	11.108598	15.57%	0
2011	10.593691	9.612173	-9.27%	0
1428

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.531765	8.383876	-1.73%	0
2019	8.558033	8.531765	-0.31%	0
2018	8.611369	8.558033	-0.62%	0
2017	8.744352	8.611369	-1.52%	0
2016	8.919938	8.744352	-1.97%	0
2015	9.109457	8.919938	-2.08%	0
2014	9.302995	9.109457	-2.08%	0
2013	9.500643	9.302995	-2.08%	0
2012	9.703048	9.500643	-2.09%	0
2011	9.908625	9.703048	-2.07%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	27.429041	35.056619	27.81%	114
2019	20.512500	27.429041	33.72%	130
2018	20.487246	20.512500	0.12%	135
2017	16.178543	20.487246	26.63%	143
2016	16.324765	16.178543	-0.90%	152
2015	15.559508	16.324765	4.92%	153
2014	14.214353	15.559508	9.46%	165
2013	10.639923	14.214353	33.59%	174
2012	9.640101	10.639923	10.37%	174
2011	9.641715	9.640101	-0.02%	170
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.727155	26.705098	3.80%	0
2019	23.633684	25.727155	8.86%	0
2018	24.665098	23.633684	-4.18%	0
2017	23.615463	24.665098	4.44%	0
2016	20.760110	23.615463	13.75%	0
2015	22.680875	20.760110	-8.47%	0
2014	22.734341	22.680875	-0.24%	0
2013	21.015401	22.734341	8.18%	0
2012	18.094237	21.015401	16.14%	0
2011	17.557854	18.094237	3.05%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.322928	19.227287	4.94%	0
2019	15.768079	18.322928	16.20%	0
2018	19.599722	15.768079	-19.55%	0
2017	16.254864	19.599722	20.58%	0
2016	16.424643	16.254864	-1.03%	0
2015	16.935808	16.424643	-3.02%	0
2014	17.053015	16.935808	-0.69%	0
2013	13.944626	17.053015	22.29%	0
2012	12.569294	13.944626	10.94%	0
2011	14.908713	12.569294	-15.69%	0
1429

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.663729	9.852363	1.95%	0
2019	9.470513	9.663729	2.04%	0
2018	9.599824	9.470513	-1.35%	0
2017	9.669611	9.599824	-0.72%	0
2016	9.688421	9.669611	-0.19%	0
2015	9.810705	9.688421	-1.25%	0
2014	9.924400	9.810705	-1.15%	0
2013	10.192106	9.924400	-2.63%	0
2012	10.071673	10.192106	1.20%	0
2011*	10.000000	10.071673	0.72%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.909787	50.924820	45.88%	0
2019	25.850543	34.909787	35.04%	0
2018	26.423685	25.850543	-2.17%	0
2017	21.268311	26.423685	24.24%	0
2016	20.471332	21.268311	3.89%	0
2015	22.193329	20.471332	-7.76%	0
2014	21.015584	22.193329	5.60%	0
2013	16.520331	21.015584	27.21%	0
2012	14.860444	16.520331	11.17%	0
2011	15.264041	14.860444	-2.64%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.977120	6.873087	-13.84%	178
2019	7.444266	7.977120	7.16%	178
2018	9.906409	7.444266	-24.85%	178
2017	9.826578	9.906409	0.81%	178
2016	8.106590	9.826578	21.22%	178
2015	10.670393	8.106590	-24.03%	178
2014	12.533456	10.670393	-14.86%	178
2013	11.875846	12.533456	5.54%	178
2012	11.906926	11.875846	-0.26%	178
2011	15.482430	11.906926	-23.09%	178
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	43.172171	57.212609	32.52%	182
2019	29.500022	43.172171	46.35%	188
2018	31.801435	29.500022	-7.24%	194
2017	24.585303	31.801435	29.35%	192
2016	24.729866	24.585303	-0.58%	201
2015	26.009395	24.729866	-4.92%	199
2014	25.815993	26.009395	0.75%	199
2013	16.861571	25.815993	53.11%	199
2012	13.474122	16.861571	25.14%	207
2011	14.604998	13.474122	-7.74%	212
1430

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.287548	23.033250	-5.16%	0
2019	19.937974	24.287548	21.82%	0
2018	21.570269	19.937974	-7.57%	0
2017	20.905527	21.570269	3.18%	0
2016	20.478861	20.905527	2.08%	0
2015	19.963140	20.478861	2.58%	0
2014	15.665326	19.963140	27.44%	0
2013	15.822571	15.665326	-0.99%	0
2012	13.730088	15.822571	15.24%	0
2011	13.355039	13.730088	2.81%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	26.054878	27.299535	4.78%	0
2019	21.406179	26.054878	21.72%	0
2018	24.430232	21.406179	-12.38%	0
2017	21.941083	24.430232	11.34%	0
2016	17.388697	21.941083	26.18%	0
2015	18.812514	17.388697	-7.57%	0
2014	17.951120	18.812514	4.80%	0
2013	13.731817	17.951120	30.73%	0
2012	11.823865	13.731817	16.14%	0
2011	13.848098	11.823865	-14.62%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.717376	33.312799	34.77%	135
2019	20.465141	24.717376	20.78%	143
2018	21.803871	20.465141	-6.14%	130
2017	18.088500	21.803871	20.54%	140
2016	17.952110	18.088500	0.76%	140
2015	17.998403	17.952110	-0.26%	135
2014	18.096112	17.998403	-0.54%	141
2013	12.893373	18.096112	40.35%	135
2012	12.523829	12.893373	2.95%	143
2011	14.309261	12.523829	-12.48%	132
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.787076	24.748021	-0.16%	239
2019	20.041831	24.787076	23.68%	202
2018	22.071386	20.041831	-9.20%	199
2017	20.039520	22.071386	10.14%	197
2016	18.416612	20.039520	8.81%	189
2015	19.578225	18.416612	-5.93%	194
2014	18.025482	19.578225	8.61%	190
2013	13.604512	18.025482	32.50%	198
2012	11.689835	13.604512	16.38%	195
2011	12.882809	11.689835	-9.26%	205
1431

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.352777	30.479121	11.43%	0
2019	22.954621	27.352777	19.16%	0
2018	24.811434	22.954621	-7.48%	0
2017	21.437625	24.811434	15.74%	0
2016	22.484851	21.437625	-4.66%	0
2015	25.071679	22.484851	-10.32%	0
2014	27.046810	25.071679	-7.30%	0
2013	22.089358	27.046810	22.44%	0
2012	18.943213	22.089358	16.61%	0
2011	20.862014	18.943213	-9.20%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.296158	23.779478	11.66%	0
2019	17.825863	21.296158	19.47%	0
2018	18.829877	17.825863	-5.33%	0
2017	17.278008	18.829877	8.98%	0
2016	17.305458	17.278008	-0.16%	292
2015	17.743451	17.305458	-2.47%	292
2014	16.856475	17.743451	5.26%	292
2013	13.926454	16.856475	21.04%	292
2012	12.737182	13.926454	9.34%	292
2011	12.598963	12.737182	1.10%	292
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.727669	27.024171	18.90%	0
2019	17.718218	22.727669	28.27%	0
2018	18.965318	17.718218	-6.58%	0
2017	16.049815	18.965318	18.17%	0
2016	15.810475	16.049815	1.51%	0
2015	16.270814	15.810475	-2.83%	0
2014	15.161002	16.270814	7.32%	0
2013	11.605121	15.161002	30.64%	0
2012	10.000370	11.605121	16.05%	0
2011	10.052514	10.000370	-0.52%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.680484	15.940138	8.58%	0
2019	13.374333	14.680484	9.77%	0
2018	13.935033	13.374333	-4.02%	0
2017	13.690725	13.935033	1.78%	0
2016	13.448225	13.690725	1.80%	1,728
2015	13.716188	13.448225	-1.95%	1,728
2014	13.434862	13.716188	2.09%	1,728
2013	14.023198	13.434862	-4.20%	1,728
2012	13.548954	14.023198	3.50%	1,728
2011	12.902902	13.548954	5.01%	1,728
1432

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.347511	3.923027	-38.20%	0
2019	6.268925	6.347511	1.25%	0
2018	9.728764	6.268925	-35.56%	0
2017	11.381003	9.728764	-14.52%	0
2016	8.643868	11.381003	31.67%	0
2015	11.346685	8.643868	-23.82%	0
2014	12.965608	11.346685	-12.49%	0
2013	10.371526	12.965608	25.01%	0
2012	10.456168	10.371526	-0.81%	0
2011	11.752698	10.456168	-11.03%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.600018	11.217939	5.83%	0
2019	9.900327	10.600018	7.07%	0
2018	10.137029	9.900327	-2.34%	0
2017	9.935130	10.137029	2.03%	0
2016	9.485350	9.935130	4.74%	0
2015	9.958172	9.485350	-4.75%	0
2014	10.158275	9.958172	-1.97%	0
2013	10.203491	10.158275	-0.44%	0
2012	9.799999	10.203491	4.12%	0
2011*	10.000000	9.799999	-2.00%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.230415	21.428049	0.93%	0
2019	17.618320	21.230415	20.50%	0
2018	20.388883	17.618320	-13.59%	0
2017	18.029825	20.388883	13.08%	0
2016	17.226864	18.029825	4.66%	0
2015	17.974907	17.226864	-4.16%	0
2014	16.724295	17.974907	7.48%	0
2013	13.186608	16.724295	26.83%	0
2012	11.907882	13.186608	10.74%	0
2011	12.767814	11.907882	-6.74%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.818080	19.843170	17.99%	0
2019	13.648453	16.818080	23.22%	0
2018	14.883411	13.648453	-8.30%	0
2017	12.214090	14.883411	21.85%	0
2016	12.872921	12.214090	-5.12%	0
2015	12.723946	12.872921	1.17%	0
2014	12.880518	12.723946	-1.22%	0
2013	11.040699	12.880518	16.66%	0
2012	9.558309	11.040699	15.51%	0
2011	10.539700	9.558309	-9.31%	0
1433

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.449313	8.298612	-1.78%	0
2019	8.479663	8.449313	-0.36%	0
2018	8.536890	8.479663	-0.67%	0
2017	8.673140	8.536890	-1.57%	0
2016	8.851819	8.673140	-2.02%	0
2015	9.044508	8.851819	-2.13%	0
2014	9.241381	9.044508	-2.13%	0
2013	9.442550	9.241381	-2.13%	0
2012	9.648665	9.442550	-2.14%	0
2011	9.858110	9.648665	-2.12%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	27.164235	34.700455	27.74%	0
2019	20.324839	27.164235	33.65%	0
2018	20.310257	20.324839	0.07%	0
2017	16.046933	20.310257	26.57%	0
2016	16.200216	16.046933	-0.95%	490
2015	15.448695	16.200216	4.86%	490
2014	14.120323	15.448695	9.41%	490
2013	10.574926	14.120323	33.53%	490
2012	9.586113	10.574926	10.32%	490
2011	9.592601	9.586113	-0.07%	490
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.478756	26.433743	3.75%	0
2019	23.417458	25.478756	8.80%	0
2018	24.451990	23.417458	-4.23%	0
2017	23.423352	24.451990	4.39%	0
2016	20.601719	23.423352	13.70%	0
2015	22.519344	20.601719	-8.52%	0
2014	22.583957	22.519344	-0.29%	0
2013	20.887065	22.583957	8.12%	0
2012	17.992951	20.887065	16.08%	0
2011	17.468462	17.992951	3.00%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.176900	19.064309	4.88%	0
2019	15.650403	18.176900	16.14%	0
2018	19.463453	15.650403	-19.59%	0
2017	16.150067	19.463453	20.52%	0
2016	16.327068	16.150067	-1.08%	0
2015	16.843805	16.327068	-3.07%	0
2014	16.969035	16.843805	-0.74%	0
2013	13.883054	16.969035	22.23%	0
2012	12.520208	13.883054	10.89%	0
2011	14.858070	12.520208	-15.73%	0
1434

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.621054	9.803841	1.90%	0
2019	9.433503	9.621054	1.99%	0
2018	9.567221	9.433503	-1.40%	0
2017	9.641686	9.567221	-0.77%	0
2016	9.665365	9.641686	-0.24%	0
2015	9.792374	9.665365	-1.30%	0
2014	9.910901	9.792374	-1.20%	0
2013	10.183438	9.910901	-2.68%	0
2012	10.068267	10.183438	1.14%	0
2011*	10.000000	10.068267	0.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.650679	50.521063	45.80%	0
2019	25.671778	34.650679	34.98%	0
2018	26.254448	25.671778	-2.22%	0
2017	21.142851	26.254448	24.18%	0
2016	20.360944	21.142851	3.84%	0
2015	22.084944	20.360944	-7.81%	0
2014	20.923638	22.084944	5.55%	0
2013	16.456449	20.923638	27.15%	0
2012	14.810567	16.456449	11.11%	0
2011	15.220559	14.810567	-2.69%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.917889	6.818553	-13.88%	0
2019	7.392761	7.917889	7.10%	0
2018	9.842935	7.392761	-24.89%	0
2017	9.768595	9.842935	0.76%	0
2016	8.062864	9.768595	21.16%	0
2015	10.618278	8.062864	-24.07%	0
2014	12.478628	10.618278	-14.91%	0
2013	11.829931	12.478628	5.48%	0
2012	11.866962	11.829931	-0.31%	0
2011	15.438345	11.866962	-23.13%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.755267	56.631190	32.45%	0
2019	29.230066	42.755267	46.27%	0
2018	31.526614	29.230066	-7.28%	0
2017	24.385254	31.526614	29.29%	0
2016	24.541131	24.385254	-0.64%	185
2015	25.824086	24.541131	-4.97%	185
2014	25.645164	25.824086	0.70%	185
2013	16.758537	25.645164	53.03%	185
2012	13.398646	16.758537	25.08%	185
2011	14.530595	13.398646	-7.79%	185
1435

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	24.096998	22.840856	-5.21%	0
2019	19.791653	24.096998	21.75%	0
2018	21.422994	19.791653	-7.61%	0
2017	20.773378	21.422994	3.13%	0
2016	20.359770	20.773378	2.03%	0
2015	19.857187	20.359770	2.53%	0
2014	15.590134	19.857187	27.37%	0
2013	15.754670	15.590134	-1.04%	0
2012	13.678164	15.754670	15.18%	0
2011	13.311316	13.678164	2.76%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.847249	27.068144	4.72%	0
2019	21.246440	25.847249	21.65%	0
2018	24.260390	21.246440	-12.42%	0
2017	21.799641	24.260390	11.29%	0
2016	17.285401	21.799641	26.12%	0
2015	18.710333	17.285401	-7.62%	0
2014	17.862748	18.710333	4.74%	0
2013	13.671184	17.862748	30.66%	0
2012	11.777691	13.671184	16.08%	0
2011	13.801069	11.777691	-14.66%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.478525	32.974041	34.71%	0
2019	20.277738	24.478525	20.72%	0
2018	21.615323	20.277738	-6.19%	0
2017	17.941216	21.615323	20.48%	0
2016	17.815024	17.941216	0.71%	0
2015	17.870086	17.815024	-0.31%	0
2014	17.976284	17.870086	-0.59%	0
2013	12.814523	17.976284	40.28%	0
2012	12.453626	12.814523	2.90%	0
2011	14.236311	12.453626	-12.52%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.551743	24.500546	-0.21%	0
2019	19.861703	24.551743	23.61%	0
2018	21.884255	19.861703	-9.24%	0
2017	19.879732	21.884255	10.08%	0
2016	18.279084	19.879732	8.76%	278
2015	19.441960	18.279084	-5.98%	278
2014	17.909176	19.441960	8.56%	278
2013	13.523627	17.909176	32.43%	278
2012	11.626293	13.523627	16.32%	278
2011	12.819324	11.626293	-9.31%	278
1436

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	27.088499	30.169216	11.37%	0
2019	22.744458	27.088499	19.10%	0
2018	24.596918	22.744458	-7.53%	0
2017	21.263108	24.596918	15.68%	0
2016	22.313186	21.263108	-4.71%	0
2015	24.892989	22.313186	-10.36%	0
2014	26.867775	24.892989	-7.35%	0
2013	21.954356	26.867775	22.38%	0
2012	18.837087	21.954356	16.55%	0
2011	20.755721	18.837087	-9.24%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	21.090382	23.537682	11.60%	0
2019	17.662647	21.090382	19.41%	0
2018	18.667072	17.662647	-5.38%	0
2017	17.137352	18.667072	8.93%	0
2016	17.173331	17.137352	-0.21%	0
2015	17.616994	17.173331	-2.52%	0
2014	16.744895	17.616994	5.21%	0
2013	13.841344	16.744895	20.98%	0
2012	12.665821	13.841344	9.28%	0
2011	12.534763	12.665821	1.05%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.508055	26.749373	18.84%	0
2019	17.555974	22.508055	28.21%	0
2018	18.801331	17.555974	-6.62%	0
2017	15.919156	18.801331	18.11%	0
2016	15.689752	15.919156	1.46%	0
2015	16.154847	15.689752	-2.88%	0
2014	15.060647	16.154847	7.27%	0
2013	11.534184	15.060647	30.57%	0
2012	9.944340	11.534184	15.99%	0
2011	10.001293	9.944340	-0.57%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.538631	15.778049	8.52%	0
2019	13.251868	14.538631	9.71%	0
2018	13.814544	13.251868	-4.07%	0
2017	13.579263	13.814544	1.73%	0
2016	13.345540	13.579263	1.75%	0
2015	13.618419	13.345540	-2.00%	0
2014	13.345921	13.618419	2.04%	0
2013	13.937482	13.345921	-4.24%	0
2012	13.473038	13.937482	3.45%	0
2011	12.837153	13.473038	4.95%	0
1437

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.303267	3.893686	-38.23%	0
2019	6.228417	6.303267	1.20%	0
2018	9.670871	6.228417	-35.60%	0
2017	11.319053	9.670871	-14.56%	0
2016	8.601201	11.319053	31.60%	0
2015	11.296466	8.601201	-23.86%	0
2014	12.914833	11.296466	-12.53%	0
2013	10.336190	12.914833	24.95%	0
2012	10.425886	10.336190	-0.86%	0
2011	11.724637	10.425886	-11.08%	0
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.553200	11.162679	5.78%	0
2019	9.861624	10.553200	7.01%	0
2018	10.102591	9.861624	-2.39%	0
2017	9.906426	10.102591	1.98%	0
2016	9.462763	9.906426	4.69%	0
2015	9.939530	9.462763	-4.80%	0
2014	10.144445	9.939530	-2.02%	0
2013	10.194811	10.144445	-0.49%	0
2012	9.796679	10.194811	4.06%	0
2011*	10.000000	9.796679	-2.03%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	21.061210	21.246412	0.88%	0
2019	17.486835	21.061210	20.44%	0
2018	20.247124	17.486835	-13.63%	0
2017	17.913584	20.247124	13.03%	0
2016	17.124521	17.913584	4.61%	0
2015	17.877260	17.124521	-4.21%	0
2014	16.641942	17.877260	7.42%	0
2013	13.128381	16.641942	26.76%	0
2012	11.861377	13.128381	10.68%	0
2011	12.724442	11.861377	-6.78%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.655576	19.641404	17.93%	0
2019	13.523494	16.655576	23.16%	0
2018	14.754732	13.523494	-8.34%	0
2017	12.114651	14.754732	21.79%	0
2016	12.774620	12.114651	-5.17%	0
2015	12.633243	12.774620	1.12%	0
2014	12.795252	12.633243	-1.27%	0
2013	10.973210	12.795252	16.60%	0
2012	9.504762	10.973210	15.45%	0
2011	10.486009	9.504762	-9.36%	0
1438

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.367657	8.214204	-1.83%	0
2019	8.401998	8.367657	-0.41%	0
2018	8.463054	8.401998	-0.72%	0
2017	8.602510	8.463054	-1.62%	0
2016	8.784204	8.602510	-2.07%	0
2015	8.980007	8.784204	-2.18%	0
2014	9.180170	8.980007	-2.18%	0
2013	9.384796	9.180170	-2.18%	0
2012	9.594563	9.384796	-2.19%	0
2011	9.807826	9.594563	-2.17%	0
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	26.901728	34.347564	27.68%	0
2019	20.138723	26.901728	33.58%	0
2018	20.134629	20.138723	0.02%	0
2017	15.916281	20.134629	26.50%	0
2016	16.076508	15.916281	-1.00%	0
2015	15.338563	16.076508	4.81%	0
2014	14.026828	15.338563	9.35%	0
2013	10.510273	14.026828	33.46%	0
2012	9.532379	10.510273	10.26%	0
2011	9.543697	9.532379	-0.12%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	25.232725	26.165117	3.70%	0
2019	23.203184	25.232725	8.75%	0
2018	24.240706	23.203184	-4.28%	0
2017	23.232785	24.240706	4.34%	0
2016	20.444514	23.232785	13.64%	0
2015	22.358932	20.444514	-8.56%	0
2014	22.434550	22.358932	-0.34%	0
2013	20.759486	22.434550	8.07%	0
2012	17.892203	20.759486	16.03%	0
2011	17.379504	17.892203	2.95%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	18.031963	18.902626	4.83%	0
2019	15.533543	18.031963	16.08%	0
2018	19.328070	15.533543	-19.63%	0
2017	16.045892	19.328070	20.45%	0
2016	16.230027	16.045892	-1.13%	0
2015	16.752256	16.230027	-3.12%	0
2014	16.885441	16.752256	-0.79%	0
2013	13.821715	16.885441	22.17%	0
2012	12.471268	13.821715	10.83%	0
2011	14.807558	12.471268	-15.78%	0
1439

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.578515	9.755510	1.85%	0
2019	9.396602	9.578515	1.94%	0
2018	9.534698	9.396602	-1.45%	0
2017	9.613808	9.534698	-0.82%	0
2016	9.642339	9.613808	-0.30%	0
2015	9.774030	9.642339	-1.35%	0
2014	9.897388	9.774030	-1.25%	0
2013	10.174764	9.897388	-2.73%	0
2012	10.064852	10.174764	1.09%	0
2011*	10.000000	10.064852	0.65%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.393384	50.120331	45.73%	0
2019	25.494176	34.393384	34.91%	0
2018	26.086219	25.494176	-2.27%	0
2017	21.018081	26.086219	24.11%	0
2016	20.251111	21.018081	3.79%	0
2015	21.977042	20.251111	-7.85%	0
2014	20.832055	21.977042	5.50%	0
2013	16.392790	20.832055	27.08%	0
2012	14.760832	16.392790	11.06%	0
2011	15.177194	14.760832	-2.74%	0
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.859048	6.764411	-13.93%	0
2019	7.341581	7.859048	7.05%	0
2018	9.779817	7.341581	-24.93%	0
2017	9.710903	9.779817	0.71%	0
2016	8.019332	9.710903	21.09%	0
2015	10.566347	8.019332	-24.10%	0
2014	12.423957	10.566347	-14.95%	0
2013	11.784132	12.423957	5.43%	0
2012	11.827082	11.784132	-0.36%	0
2011	15.394320	11.827082	-23.17%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	42.342166	56.055407	32.39%	0
2019	28.962431	42.342166	46.20%	0
2018	31.254026	28.962431	-7.33%	0
2017	24.186716	31.254026	29.22%	0
2016	24.353731	24.186716	-0.69%	0
2015	25.640001	24.353731	-5.02%	0
2014	25.475373	25.640001	0.65%	0
2013	16.656082	25.475373	52.95%	0
2012	13.323551	16.656082	25.01%	0
2011	14.456525	13.323551	-7.84%	0
1440

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.907906	22.650022	-5.26%	0
2019	19.646377	23.907906	21.69%	0
2018	21.276682	19.646377	-7.66%	0
2017	20.642017	21.276682	3.07%	0
2016	20.241336	20.642017	1.98%	0
2015	19.751764	20.241336	2.48%	0
2014	15.515287	19.751764	27.31%	0
2013	15.687054	15.515287	-1.09%	0
2012	13.626436	15.687054	15.12%	0
2011	13.267746	13.626436	2.70%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.641161	26.838601	4.67%	0
2019	21.087818	25.641161	21.59%	0
2018	24.091670	21.087818	-12.47%	0
2017	21.659071	24.091670	11.23%	0
2016	17.182692	21.659071	26.05%	0
2015	18.608664	17.182692	-7.66%	0
2014	17.774765	18.608664	4.69%	0
2013	13.610796	17.774765	30.59%	0
2012	11.731666	13.610796	16.02%	0
2011	13.754150	11.731666	-14.70%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.242064	32.638847	34.64%	0
2019	20.092129	24.242064	20.65%	0
2018	21.428482	20.092129	-6.24%	0
2017	17.795194	21.428482	20.42%	0
2016	17.679036	17.795194	0.66%	0
2015	17.742749	17.679036	-0.36%	0
2014	17.857316	17.742749	-0.64%	0
2013	12.736218	17.857316	40.21%	0
2012	12.383869	12.736218	2.85%	0
2011	14.163799	12.383869	-12.57%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.318623	24.255507	-0.26%	0
2019	19.683162	24.318623	23.55%	0
2018	21.698692	19.683162	-9.29%	0
2017	19.721216	21.698692	10.03%	0
2016	18.142561	19.721216	8.70%	0
2015	19.306615	18.142561	-6.03%	0
2014	17.793592	19.306615	8.50%	0
2013	13.443207	17.793592	32.36%	0
2012	11.563082	13.443207	16.26%	0
2011	12.756128	11.563082	-9.35%	0
1441

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	26.826758	29.862435	11.32%	2,943
2019	22.536203	26.826758	19.04%	2,943
2018	24.384249	22.536203	-7.58%	3,044
2017	21.090001	24.384249	15.62%	4,144
2016	22.142812	21.090001	-4.75%	4,120
2015	24.715567	22.142812	-10.41%	4,086
2014	26.689945	24.715567	-7.40%	4,063
2013	21.820188	26.689945	22.32%	4,069
2012	18.731568	21.820188	16.49%	4,404
2011	20.650009	18.731568	-9.29%	658
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	20.886559	23.298291	11.55%	194
2019	17.500891	20.886559	19.35%	195
2018	18.505631	17.500891	-5.43%	340
2017	16.997804	18.505631	8.87%	343
2016	17.042183	16.997804	-0.26%	339
2015	17.491390	17.042183	-2.57%	340
2014	16.634018	17.491390	5.15%	345
2013	13.756723	16.634018	20.92%	359
2012	12.594836	13.756723	9.23%	398
2011	12.470879	12.594836	0.99%	216
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.290455	26.477234	18.78%	1,556
2019	17.395138	22.290455	28.14%	1,609
2018	18.638671	17.395138	-6.67%	1,588
2017	15.789479	18.638671	18.04%	3,170
2016	15.569887	15.789479	1.41%	3,151
2015	16.039632	15.569887	-2.93%	4,204
2014	14.960878	16.039632	7.21%	4,323
2013	11.463639	14.960878	30.51%	4,348
2012	9.888587	11.463639	15.93%	2,798
2011	9.950303	9.888587	-0.62%	9,167
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	14.398120	15.617571	8.47%	6,487
2019	13.130505	14.398120	9.65%	6,490
2018	13.695063	13.130505	-4.12%	6,500
2017	13.468683	13.695063	1.68%	6,837
2016	13.243619	13.468683	1.70%	6,747
2015	13.521327	13.243619	-2.05%	7,262
2014	13.257556	13.521327	1.99%	7,304
2013	13.852289	13.257556	-4.29%	7,287
2012	13.397555	13.852289	3.39%	10,522
2011	12.771733	13.397555	4.90%	11,034
1442

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	6.259338	3.864555	-38.26%	0
2019	6.188165	6.259338	1.15%	0
2018	9.613334	6.188165	-35.63%	0
2017	11.257449	9.613334	-14.60%	0
2016	8.558753	11.257449	31.53%	7
2015	11.246479	8.558753	-23.90%	7
2014	12.864271	11.246479	-12.58%	7
2013	10.300988	12.864271	24.88%	7
2012	10.395700	10.300988	-0.91%	7
2011	11.696667	10.395700	-11.12%	7
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2020	10.506514	11.107614	5.72%	200
2019	9.823021	10.506514	6.96%	201
2018	10.068236	9.823021	-2.44%	207
2017	9.877773	10.068236	1.93%	189
2016	9.440205	9.877773	4.64%	178
2015	9.920915	9.440205	-4.85%	182
2014	10.130624	9.920915	-2.07%	182
2013	10.186127	10.130624	-0.54%	193
2012	9.793357	10.186127	4.01%	170
2011*	10.000000	9.793357	-2.07%	158
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	20.893151	21.066086	0.83%	117
2019	17.356171	20.893151	20.38%	107
2018	20.106187	17.356171	-13.68%	103
2017	17.797961	20.106187	12.97%	99
2016	17.022671	17.797961	4.55%	103
2015	17.780033	17.022671	-4.26%	106
2014	16.559904	17.780033	7.37%	108
2013	13.070341	16.559904	26.70%	126
2012	11.814994	13.070341	10.63%	129
2011	12.681155	11.814994	-6.83%	135
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.494551	19.441572	17.87%	8,977
2019	13.399606	16.494551	23.10%	8,947
2018	14.627087	13.399606	-8.39%	9,551
2017	12.015979	14.627087	21.73%	14,678
2016	12.677053	12.015979	-5.21%	14,501
2015	12.543158	12.677053	1.07%	14,917
2014	12.710509	12.543158	-1.32%	14,871
2013	10.906103	12.710509	16.54%	14,580
2012	9.451473	10.906103	15.39%	17,379
2011	10.432544	9.451473	-9.40%	12,490
1443

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	8.286718	8.130594	-1.88%	3,507
2019	8.324984	8.286718	-0.46%	3,507
2018	8.389786	8.324984	-0.77%	3,507
2017	8.532389	8.389786	-1.67%	3,870
2016	8.717040	8.532389	-2.12%	4,032
2015	8.915907	8.717040	-2.23%	6,929
2014	9.119304	8.915907	-2.23%	7,181
2013	9.327340	9.119304	-2.23%	7,135
2012	9.540718	9.327340	-2.24%	9,708
2011	9.757765	9.540718	-2.22%	19,340
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	26.641589	33.998047	27.61%	2,594
2019	19.954174	26.641589	33.51%	2,644
2018	19.960386	19.954174	-0.03%	3,084
2017	15.786582	19.960386	26.44%	4,865
2016	15.953635	15.786582	-1.05%	4,359
2015	15.229121	15.953635	4.76%	5,373
2014	13.933877	15.229121	9.30%	5,488
2013	10.445968	13.933877	33.39%	6,619
2012	9.478924	10.445968	10.20%	6,778
2011	9.495033	9.478924	-0.17%	7,357
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	24.988732	25.898850	3.64%	114
2019	22.990562	24.988732	8.69%	109
2018	24.030933	22.990562	-4.33%	261
2017	23.043487	24.030933	4.29%	2,601
2016	20.288275	23.043487	13.58%	2,601
2015	22.199414	20.288275	-8.61%	2,603
2014	22.285889	22.199414	-0.39%	2,604
2013	20.632462	22.285889	8.01%	2,612
2012	17.791844	20.632462	15.97%	239
2011	17.290848	17.791844	2.90%	115
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	17.888128	18.742257	4.77%	0
2019	15.417523	17.888128	16.02%	0
2018	19.193587	15.417523	-19.67%	0
2017	15.942370	19.193587	20.39%	0
2016	16.133551	15.942370	-1.18%	0
2015	16.661190	16.133551	-3.17%	0
2014	16.802238	16.661190	-0.84%	0
2013	13.760642	16.802238	22.10%	0
2012	12.422530	13.760642	10.77%	204
2011	14.757217	12.422530	-15.82%	0
1444

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2020	9.536185	9.707430	1.80%	0
2019	9.359860	9.536185	1.88%	0
2018	9.502301	9.359860	-1.50%	0
2017	9.586026	9.502301	-0.87%	0
2016	9.619372	9.586026	-0.35%	0
2015	9.755735	9.619372	-1.40%	0
2014	9.883915	9.755735	-1.30%	0
2013	10.166111	9.883915	-2.78%	0
2012	10.061450	10.166111	1.04%	0
2011*	10.000000	10.061450	0.61%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	34.137762	49.722411	45.65%	1,001
2019	25.317648	34.137762	34.84%	1,001
2018	25.918927	25.317648	-2.32%	1,083
2017	20.893940	25.918927	24.05%	2,100
2016	20.141763	20.893940	3.73%	2,081
2015	21.869565	20.141763	-7.90%	2,065
2014	20.740785	21.869565	5.44%	2,055
2013	16.329317	20.740785	27.02%	2,043
2012	14.711220	16.329317	11.00%	2,091
2011	15.133917	14.711220	-2.79%	2,388
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	7.800633	6.710688	-13.97%	1,982
2019	7.290735	7.800633	6.99%	1,982
2018	9.717090	7.290735	-24.97%	1,982
2017	9.653535	9.717090	0.66%	2,301
2016	7.976023	9.653535	21.03%	2,424
2015	10.514668	7.976023	-24.14%	2,346
2014	12.369531	10.514668	-15.00%	2,287
2013	11.738507	12.369531	5.38%	2,243
2012	11.787333	11.738507	-0.41%	4,611
2011	15.350413	11.787333	-23.21%	1,793
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	41.932873	55.485208	32.32%	164
2019	28.697136	41.932873	46.12%	176
2018	30.983676	28.697136	-7.38%	179
2017	23.989715	30.983676	29.15%	342
2016	24.167692	23.989715	-0.74%	352
2015	25.457158	24.167692	-5.07%	334
2014	25.306636	25.457158	0.59%	324
2013	16.554212	25.306636	52.87%	348
2012	13.248851	16.554212	24.95%	214
2011	14.382819	13.248851	-7.88%	208
1445

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	23.720230	22.460722	-5.31%	330
2019	19.502121	23.720230	21.63%	330
2018	21.131325	19.502121	-7.71%	330
2017	20.511444	21.131325	3.02%	516
2016	20.123540	20.511444	1.93%	653
2015	19.646864	20.123540	2.43%	653
2014	15.440774	19.646864	27.24%	653
2013	15.619707	15.440774	-1.15%	653
2012	13.574893	15.619707	15.06%	496
2011	13.224301	13.574893	2.65%	333
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	25.436622	26.610900	4.62%	0
2019	20.930295	25.436622	21.53%	0
2018	23.924018	20.930295	-12.51%	0
2017	21.519315	23.924018	11.17%	193
2016	17.080528	21.519315	25.99%	193
2015	18.507487	17.080528	-7.71%	193
2014	17.687163	18.507487	4.64%	193
2013	13.550643	17.687163	30.53%	193
2012	11.685801	13.550643	15.96%	0
2011	13.707370	11.685801	-14.75%	0
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	24.007590	32.306639	34.57%	1,624
2019	19.907975	24.007590	20.59%	1,563
2018	21.243015	19.907975	-6.28%	1,693
2017	17.650180	21.243015	20.36%	2,973
2016	17.543913	17.650180	0.61%	2,962
2015	17.616142	17.543913	-0.41%	2,919
2014	17.738971	17.616142	-0.69%	2,894
2013	12.658275	17.738971	40.14%	2,888
2012	12.314373	12.658275	2.79%	3,151
2011	14.091499	12.314373	-12.61%	3,211
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	24.087560	24.012762	-0.31%	1,802
2019	19.506115	24.087560	23.49%	1,750
2018	21.514571	19.506115	-9.34%	1,745
2017	19.563841	21.514571	9.97%	2,599
2016	18.006969	19.563841	8.65%	2,655
2015	19.172131	18.006969	-6.08%	2,922
2014	17.678693	19.172131	8.45%	2,942
2013	13.363235	17.678693	32.29%	2,924
2012	11.500180	13.363235	16.20%	2,949
2011	12.693216	11.500180	-9.40%	3,033
1446

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	20.155570	22.046221	9.38%	0
2019	17.231594	20.155570	16.97%	0
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2020	16.516698	18.103529	9.61%	0
2019	14.084259	16.516698	17.27%	0
2018	15.158011	14.084259	-7.08%	0
2017	14.168566	15.158011	6.98%	0
2016	14.456315	14.168566	-1.99%	0
2015	15.100045	14.456315	-4.26%	0
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2020	22.655892	26.443389	16.72%	0
2019	17.993198	22.655892	25.91%	0
2018	19.622825	17.993198	-8.30%	0
2017	16.916403	19.622825	16.00%	0
2016	16.975606	16.916403	-0.35%	0
2015	17.797396	16.975606	-4.62%	0
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2020	9.626924	10.260739	6.58%	0
2019	8.934709	9.626924	7.75%	0
2018	9.484724	8.934709	-5.80%	0
2017	9.492552	9.484724	-0.08%	0
2016	9.498649	9.492552	-0.06%	0
2015	9.869482	9.498649	-3.76%	0
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
1447

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2020	4.923785	2.986909	-39.34%	0
2019	4.953899	4.923785	-0.61%	0
2018	7.833153	4.953899	-36.76%	0
2017	9.334782	7.833153	-16.09%	0
2016	7.222352	9.334782	29.25%	0
2015	9.658767	7.222352	-25.22%	0
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2020	15.906455	15.759113	-0.93%	0
2019	13.447464	15.906455	18.29%	0
2018	15.855699	13.447464	-15.19%	0
2017	14.283026	15.855699	11.01%	0
2016	13.901942	14.283026	2.74%	0
2015	14.777529	13.901942	-5.93%	0
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2020	16.988868	19.676004	15.82%	0
2019	14.045373	16.988868	20.96%	0
2018	15.605082	14.045373	-9.99%	0
2017	13.045455	15.605082	19.62%	0
2016	14.006124	13.045455	-6.86%	0
2015	14.103530	14.006124	-0.69%	0
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2020	6.530781	6.296297	-3.59%	0
2019	6.677062	6.530781	-2.19%	0
2018	6.848796	6.677062	-2.51%	0
2017	7.088147	6.848796	-3.38%	0
2016	7.369362	7.088147	-3.82%	0
2015	7.670889	7.369362	-3.93%	0
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
1448

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2020	26.840364	33.656399	25.39%	0
2019	20.458737	26.840364	31.19%	0
2018	20.829497	20.458737	-1.78%	0
2017	16.764437	20.829497	24.25%	0
2016	17.240887	16.764437	-2.76%	0
2015	16.749207	17.240887	2.94%	0
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	15.411628	15.695139	1.84%	0
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2020	13.044457	13.429625	2.95%	0
2019	11.441778	13.044457	14.01%	0
2018	14.497939	11.441778	-21.08%	0
2017	12.254524	14.497939	18.31%	0
2016	12.620368	12.254524	-2.90%	0
2015	13.263914	12.620368	-4.85%	0
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	26.431058	37.828619	43.12%	0
2019	19.948938	26.431058	32.49%	0
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
1449

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2020	6.038560	5.104311	-15.47%	0
2019	5.743696	6.038560	5.13%	0
2018	7.791616	5.743696	-26.28%	0
2017	7.877247	7.791616	-1.09%	0
2016	6.623307	7.877247	18.93%	0
2015	8.886289	6.623307	-25.47%	0
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2020	37.439731	48.679229	30.02%	0
2019	26.075431	37.439731	43.58%	0
2018	28.654477	26.075431	-9.00%	0
2017	22.577478	28.654477	26.92%	0
2016	23.146482	22.577478	-2.46%	0
2015	24.813186	23.146482	-6.72%	0
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2020	16.966455	15.785823	-6.96%	0
2019	14.196191	16.966455	19.51%	0
2018	15.656138	14.196191	-9.33%	0
2017	15.464983	15.656138	1.24%	0
2016	15.440048	15.464983	0.16%	0
2015	15.341040	15.440048	0.65%	0
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2020	19.524417	20.070441	2.80%	0
2019	16.349804	19.524417	19.42%	0
2018	19.021330	16.349804	-14.04%	0
2017	17.411350	19.021330	9.25%	0
2016	14.063700	17.411350	23.80%	0
2015	15.508486	14.063700	-9.32%	0
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
1450

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2020	18.504196	24.467995	32.23%	0
2019	15.615985	18.504196	18.50%	0
2018	16.960051	15.615985	-7.92%	0
2017	14.340158	16.960051	18.27%	0
2016	14.505385	14.340158	-1.14%	0
2015	14.822951	14.505385	-2.14%	0
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2020	16.951912	16.605314	-2.04%	0
2019	13.970554	16.951912	21.34%	0
2018	15.683417	13.970554	-10.92%	0
2017	14.512952	15.683417	8.06%	0
2016	13.593812	14.512952	6.76%	0
2015	14.729701	13.593812	-7.71%	0
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
1451

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.
Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously on June 11, 1997 with the initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Contract of Reinsurance – National Education Association – Filed previously with Registration Statement (File No. 333-28995) and hereby incorporated by reference.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm
30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post-effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan

Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 21,183 and 13,602 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")

a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

b)	Directors and Officers of SDL:

David Byrnes	President and Head of Distribution
Timothy P. Gillen	Chief Financial Officer, Treasurer and Finance and Operations Principal
Yolande C. Nichols	Chief Compliance Officer
Kurt E. Auleta	Senior Vice President, Sales Operations
Justin Jacquinot	Senior Vice President, Direct Relationships
James J. Kiley	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Michael K. Reidy	Senior Vice President
Mark W. Turner	Senior Vice President, Education Markets
Kevin M. Watt	Senior Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
Mark Carr	Assistant Vice President
Aaron Tallen	Assistant Vice President
Gregory Garhart	AML Compliance Officer
Susan J. Lacey	Assistant Treasurer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

(b)	Directors and Officers of Waddell & Reed, Inc.:

Brent K. Bloss	Chairman of the Board, Director and President
Shawn M. Mihal	President and Director
Vedrana Balta	Secretary
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Benjamin R. Clouse	Senior Vice President, Director and Chief Financial Officer
Michael J. Daley	Senior Vice President, Chief Accounting Officer and Treasurer
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief People and Brand Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Amy E. Rush	Senior Vice President and Associate General Counsel
Kimberly A. Wingate	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact